    As Filed with the Securities and Exchange Commission on April 24, 2009
                                                           File Nos. 333-114560
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 8

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 95

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                       Director, Senior Vice President,
                         Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                             JOCELYN LIU, ESQUIRE
                        ALLSTATE LIFE INSURANCE COMPANY
                         3100 SANDERS ROAD, SUITE J5B
                             NORTHBROOK, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                    PART A

                                  PROSPECTUS

The Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka KS, 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584

                                                   Prospectus dated May 1, 2009

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Allstate Advisor

   .   Allstate Advisor Plus

   .   Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.


Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 56* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following funds ("Funds"):


 Fidelity(R) Variable Insurance         Putnam Variable Trust (Class IB)
   Products (Service Class 2)
                                        Van Kampen Life Investment Trust
 Franklin Templeton Variable Insurance    (Class II)
   Products Trust (Class 2)
                                        The Universal Institutional Funds,
 Lord Abbett Series Fund, Inc.            Inc. (Class I & II)
   (Class VC)

 Oppenheimer Variable Account Funds
   (Service Shares)


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 44-47 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.


Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2009, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 91 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES  described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

           The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the
           Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

           The Contracts are not FDIC insured.


                               2     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                        Page
                   -----------------------------------------
                   Overview
                   -----------------------------------------
                      Important Terms                      4
                   -----------------------------------------
                      Overview of Contracts                6
                   -----------------------------------------
                      The Contracts at a Glance            7
                   -----------------------------------------
                      How the Contracts Work              12
                   -----------------------------------------
                      Expense Table                       13
                   -----------------------------------------
                      Financial Information               17
                   -----------------------------------------
                   Contract Features
                   -----------------------------------------
                      The Contracts                       17
                   -----------------------------------------
                      Purchases                           20
                   -----------------------------------------
                      Contract Value                      21
                   -----------------------------------------
                      Investment Alternatives             44
                   -----------------------------------------
                        The Variable Sub-Accounts         44
                   -----------------------------------------
                        The Fixed Account Options         50
                   -----------------------------------------
                        Transfers                         54
                   -----------------------------------------
                      Expenses                            56
                   -----------------------------------------
                      Access to Your Money                62
                   -----------------------------------------
                      Income Payments                     63
                   -----------------------------------------
                      Death Benefits                      72
                   -----------------------------------------

                                                                 Page
          -----------------------------------------------------------
          Other Information
          -----------------------------------------------------------
             More Information                                      80
          -----------------------------------------------------------
             Taxes                                                 83
          -----------------------------------------------------------
             Annual Reports and Other Documents                    90
          -----------------------------------------------------------
          Statement of Additional Information Table of Contents    91
          -----------------------------------------------------------
          Appendix A - Allstate Advisor Contract Comparison
           Chart                                                   92
          -----------------------------------------------------------
          Appendix B - Market Value Adjustment                     94
          -----------------------------------------------------------
          Appendix C - Calculation of Income Protection Benefit    96
          -----------------------------------------------------------
          Appendix D - Withdrawal Adjustment Example - Income
           Benefits                                                97
          -----------------------------------------------------------
          Appendix E - Withdrawal Adjustment Example - Death
           Benefits                                                98
          -----------------------------------------------------------
          Appendix F - Calculation of Earnings Protection Death
           Benefit                                                 99
          -----------------------------------------------------------
          Appendix G - Withdrawal Adjustment Example -
           TrueReturn Accumulation Benefit                        101
          -----------------------------------------------------------
          Appendix H - SureIncome Withdrawal Benefit Option
           Calculation Examples                                   102
          -----------------------------------------------------------
          Appendix I - SureIncome Plus Withdrawal Benefit
           Option Calculation Examples                            104
          -----------------------------------------------------------
          Appendix J - SureIncome for Life Withdrawal Benefit
           Option Calculation Examples                            106
          -----------------------------------------------------------
          Appendix K - Accumulation Unit Values                   110
          -----------------------------------------------------------


                               3     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                     Page
      -------------------------------------------------------------------
      AB Factor                                                       22
      -------------------------------------------------------------------
      Accumulation Benefit                                            22
      -------------------------------------------------------------------
      Accumulation Phase                                              12
      -------------------------------------------------------------------
      Accumulation Unit                                               17
      -------------------------------------------------------------------
      Accumulation Unit Value                                         17
      -------------------------------------------------------------------
      Allstate Life ("We")                                            80
      -------------------------------------------------------------------
      Annuitant                                                       18
      -------------------------------------------------------------------
      Automatic Additions Program                                     10
      -------------------------------------------------------------------
      Automatic Portfolio Rebalancing Program                         10
      -------------------------------------------------------------------
      Beneficiary                                                     12
      -------------------------------------------------------------------
      Benefit Base (for the TrueReturn Accumulation Benefit Option)    8
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Withdrawal Benefit Option)      8
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Plus Withdrawal Benefit
      Option)                                                          8
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome For Life Withdrawal Benefit
      Option)                                                          8
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Withdrawal Benefit
      Option)                                                         31
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         34
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome For Life Withdrawal
      Benefit Option)                                                 38
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Withdrawal
      Benefit Option)                                                 30
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Plus
      Withdrawal Benefit Option)                                      34
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome For Life
      Withdrawal Benefit Option)                                      38
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Withdrawal Benefit Option)     31
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         34
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         38
      -------------------------------------------------------------------
      Co-Annuitant                                                     9
      -------------------------------------------------------------------
      *Contract                                                       17
      -------------------------------------------------------------------
      Contract Anniversary                                             8
      -------------------------------------------------------------------
      Contract Owner ("You")                                          17
      -------------------------------------------------------------------
      Contract Value                                                   1
      -------------------------------------------------------------------
      Contract Year                                                    9
      -------------------------------------------------------------------
      Credit Enhancement                                               1
      -------------------------------------------------------------------
      Dollar Cost Averaging Program                                   10
      -------------------------------------------------------------------
      Due Proof of Death                                              72
      -------------------------------------------------------------------
      Earnings Protection Death Benefit Option                         8
      -------------------------------------------------------------------
      Enhanced Beneficiary Protection (Annual Increase) Option         8
      -------------------------------------------------------------------
      Excess of Earnings Withdrawal                                   75
      -------------------------------------------------------------------



                                                                    Page
        ----------------------------------------------------------------
        Fixed Account Options                                        50
        ----------------------------------------------------------------
        Free Withdrawal Amount                                       60
        ----------------------------------------------------------------
        Funds                                                         1
        ----------------------------------------------------------------
        Guarantee Option                                             22
        ----------------------------------------------------------------
        Guarantee Period Accounts                                    51
        ----------------------------------------------------------------
        Income Base                                                   9
        ----------------------------------------------------------------
        Income Plan                                                  63
        ----------------------------------------------------------------
        Income Protection Benefit Option                              9
        ----------------------------------------------------------------
        In-Force Earnings                                            74
        ----------------------------------------------------------------
        In-Force Premium                                             74
        ----------------------------------------------------------------
        Investment Alternatives                                      10
        ----------------------------------------------------------------
        IRA Contract                                                  9
        ----------------------------------------------------------------
        Issue Date                                                   12
        ----------------------------------------------------------------
        Market Value Adjustment                                      11
        ----------------------------------------------------------------
        Maximum Anniversary Value                                     8
        ----------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option          8
        ----------------------------------------------------------------
        Payout Phase                                                 12
        ----------------------------------------------------------------
        Payout Start Date                                            63
        ----------------------------------------------------------------
        Portfolios                                                   80
        ----------------------------------------------------------------
        Qualified Contract                                           17
        ----------------------------------------------------------------
        Retirement Income Guarantee Options                          70
        ----------------------------------------------------------------
        Return of Premium Death Benefit                              11
        ----------------------------------------------------------------
        Rider Anniversary                                            22
        ----------------------------------------------------------------
        Rider Application Date                                        8
        ----------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      22
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)    31
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      34
        ----------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      38
        ----------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)    8
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)      8
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                       8
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                       8
        ----------------------------------------------------------------
        Rider Fee Percentage                                         57
        ----------------------------------------------------------------
        Rider Maturity Date                                          22
        ----------------------------------------------------------------
        Rider Period                                                  8
        ----------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              29
        ----------------------------------------------------------------
        Rider Trade-In Option (for the SureIncome Withdrawal
        Benefit Option)                                              33
        ----------------------------------------------------------------
        Right to Cancel                                              21
        ----------------------------------------------------------------


                               4     PROSPECTUS

                                                                 Page
           ----------------------------------------------------------
           SEC                                                     55
           ----------------------------------------------------------
           Settlement Value                                        72
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option         9
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirements Accounts                9
           ----------------------------------------------------------
           Standard Fixed Account Option                           50
           ----------------------------------------------------------
           SureIncome Covered Life                                 38
           ----------------------------------------------------------
           SureIncome Option Fee                                    8
           ----------------------------------------------------------
           SureIncome Plus Option                                   8
           ----------------------------------------------------------
           SureIncome Plus Option Fee                               8
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option                8
           ----------------------------------------------------------
           SureIncome For Life Option                               8
           ----------------------------------------------------------
           SureIncome For Life Option Fee                           8
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option            8
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                            11
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                    30
           ----------------------------------------------------------
           Systematic Withdrawal Program                           10
           ----------------------------------------------------------
           Tax Qualified Contract                                  86
           ----------------------------------------------------------
           Transfer Period Accounts                                24
           ----------------------------------------------------------
           Trial Examination Period                                 7
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program                10
           ----------------------------------------------------------
           TrueReturn/SM/ Accumulation Benefit Option               8
           ----------------------------------------------------------


                                                                   Page
         --------------------------------------------------------------
         Valuation Date                                              20
         --------------------------------------------------------------
         Variable Account                                            80
         --------------------------------------------------------------
         Variable Sub-Account                                        44
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                             31
         --------------------------------------------------------------
         Withdrawal Benefit Factor (For the SureIncome Plus
         Withdrawal Benefit Option)                                  35
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome For Life
         Withdrawal Benefit Option)                                  38
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                  30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                  34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome For
         Life Withdrawal Benefit Option)                             36
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                  32
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                             36
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         For Life Withdrawal Benefit Option)                         40
         --------------------------------------------------------------
         Withdrawal Benefit Option                                   30
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                               59
         --------------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                               5     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits.+ They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Advisor Contract has a mortality and expense risk charge of
    1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge
    Option ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge
    Option ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The Allstate Advisor Preferred Contract with No Withdrawal Charge Option
    ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+ Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               6     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments         We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                          $1,000 ($50 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                          For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to
                          5% of such purchase payment.
---------------------------------------------------------------------------------------------------------
Trial Examination Period  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------------------------
Expenses                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          Allstate Advisor Contracts

                          . Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          Allstate Advisor Plus Contracts

                          . Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          Allstate Advisor Preferred Contracts (with 5-year Withdrawal Charge
                          Option)

                          . Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          Allstate Advisor Preferred Contracts (with 3-year Withdrawal Charge
                          Option)

                          . Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                               7     PROSPECTUS

  Allstate Advisor Preferred Contracts (with No Withdrawal Charge
  Option)

  . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

  . No withdrawal charge.

  All Contracts

  . Annual administrative expense charge of 0.19% (up to 0.35% for future
     Contracts).

  . Annual contract maintenance charge of $30 (waived in certain cases).

  . If you select the Maximum Anniversary Value (MAV) Death Benefit
     Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

  . If you select Enhanced Beneficiary Protection (Annual Increase)
     Option, you will pay an additional mortality and expense risk charge of 0.30%*.

  . If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
     ("Rider Application Date").

  . If you select the TrueReturn/SM/ Accumulation Benefit Option
     ("TrueReturn Option") you would pay an additional annual fee ("Rider
     Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract
     Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
     Option or any Withdrawal Benefit Option.

  . If you select the SureIncome Option, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement
     Income Guarantee Option, a TrueReturn Option or any other
     Withdrawal Benefit Option.

  . If you select the SureIncome Plus Withdrawal Benefit Option
     ("SureIncome Plus Option") you would pay an additional annual fee
     ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
     Option, a TrueReturn Option or any other Withdrawal Benefit Option.

  . If you select the SureIncome For Life Withdrawal Benefit Option
     ("SureIncome For Life Option") you would pay an additional annual fee
     ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
     Guarantee Option, a TrueReturn Option or any other Withdrawal
     Benefit Option.

                               8     PROSPECTUS

  . We discontinued offering Retirement Income Guarantee Option 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40%* of the Income Base in effect on a Contract Anniversary.

  . We discontinued offering Retirement Income Guarantee Option 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract
     Anniversary.

  . If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the Spousal Protection Benefit (Co-Annuitant) Option or
     Spousal Protection Benefit (Co-Annuitant Option for Custodial
     Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal
     Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
     Option at any time prior to the time you elect to receive it.**

     ** No Rider Fee was charged for these Options for Contract
     Owners who added these Options prior to January 1, 2005. See page 15 for details.

  . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
     ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

  . State premium tax (if your state imposes one)

  . Not all Options are available in all states.

     We may discontinue any of these options at any time prior to the time you elect to receive it.

     * Different rates apply to Contract Owners who added these options prior to May 1, 2003. See page 14 for details.
---------------------------------------------------------------------------------

                               9     PROSPECTUS

-------------------------------------------------------------------------------------------------------
Investment Alternatives  Each Contract offers several investment alternatives including:

                         . up to 3 Fixed Account Options that credit interest at rates we guarantee,
                            and

                         . 56* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                         .     Fidelity Management & Research Company

                         .     Franklin Advisers, Inc.

                         .     Franklin Advisory Services, LLC

                         .     Franklin Mutual Advisers, LLC

                         .     Lord, Abbett & Co. LLC

                         .     OppenheimerFunds, Inc.

                         .     Putnam Investment Management, LLC

                         .     Templeton Asset Management Ltd.

                         .     Templeton Investment Counsel, LLC

                         .     Van Kampen Asset Management

                         .     Morgan Stanley Investment Management, Inc.**

                            *Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 44-47 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                            **Morgan Stanley Investment Management Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van
                            Kampen.

                         Not all Fixed Account Options are available in all states or with all
                         Contracts.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
-------------------------------------------------------------------------------------------------------
Special Services         For your convenience, we offer these special services:

                         . Automatic Portfolio Rebalancing Program

                         . Automatic Additions Program

                         . Dollar Cost Averaging Program

                         . Systematic Withdrawal Program

                         . TrueBalance/SM/ Asset Allocation Program
-------------------------------------------------------------------------------------------------------


                               10     PROSPECTUS

-------------------------------------------------------------------------------------------------
Income Payments  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 . life income with guaranteed number of payments

                 . joint and survivor life income with guaranteed number of payments

                 . guaranteed number of payments for a specified period

                 . life income with cash refund

                 . joint life income with cash refund

                 . life income with installment refund

                 . joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-------------------------------------------------------------------------------------------------
Death Benefits   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("Return of
                 Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

                 . MAV Death Benefit Option;

                 . Enhanced Beneficiary Protection (Annual Increase) Option; and

                 . Earnings Protection Death Benefit Option

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                 ("SureIncome ROP Death Benefit").
-------------------------------------------------------------------------------------------------
Transfers        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                 Standard Fixed Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.
-------------------------------------------------------------------------------------------------
Withdrawals      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
                 Payout Start Date are generally considered to come from the earnings in the
                 Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
                 Adjustment may also apply.

                 If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a
                 Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------------

                               11     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 63. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               12     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 -----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4       5    6       7    8+
 Allstate Advisor                      7%      7%      6%      5%      4%      3%   2%      0%   0%
 Allstate Advisor Plus               8.5%    8.5%    8.5%    7.5%    6.5%    5.5%   4%    2.5%   0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option      7%      6%      5%      4%      3%      0%
  3-Year Withdrawal Charge Option      7%      6%      5%      0%
  No Withdrawal Charge Option                          None

 All Contracts:
 Annual Contract Maintenance Charge                   $30**
 Transfer Fee                        up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                    1.10%               0.19%                1.29%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                               1.40%               0.19%                1.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                             1.40%               0.19%                1.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                             1.50%               0.19%                1.69%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)            1.60%               0.19%                1.79%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               0.20%* (up to 0.30% for Options added
 Enhanced Beneficiary Protection        in the future)
 (Annual Increase) Option               0.30%*
 Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added
 Option (issue age 0-70)                in the future)
 Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added
 Option (issue age 71-79)               in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

                               13     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and
Earnings                                                     Mortality and Expense  Administrative   Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                    2.00%               0.19%                2.19%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                               2.30%               0.19%                2.49%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                             2.30%               0.19%                2.49%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                             2.40%               0.19%                2.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)            2.50%               0.19%                2.69%
----------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TrueReturn/SM/ Accumulation Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SureIncome Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      SureIncome Withdrawal Benefit Option                         0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

Retirement Income Guarantee Option Fee*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

                               14     PROSPECTUS

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

Income Protection Benefit Option

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses
- Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           PORTFOLIO ANNUAL EXPENSES


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.35%    1.79%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008 (except as otherwise noted).


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

                               15     PROSPECTUS

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,111 $1,982  $2,863   $5,288  $1,269 $2,282  $3,215   $5,529  $1,057 $1,985  $2,748   $5,529
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $  964 $1,552  $2,170   $4,021  $1,122 $1,855  $2,531   $4,300  $  909 $1,558  $2,063   $4,300
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,067   $1,674    $2,794     $5,607    $567     $1,703  $2,839   $5,685
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $  920   $1,248    $2,112     $4,392    $420     $1,278  $2,161   $4,482
--------------------------------------------------------------------------------------------------------


Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $516  $1,557  $2,608   $5,288   $547  $1,645  $2,748   $5,529   $547  $1,645  $2,748   $5,529
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $369  $1,127  $1,915   $4,021   $399  $1,218  $2,063   $4,300   $399  $1,218  $2,063   $4,300
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $557    $1,674    $2,794     $5,607    $567     $1,703  $2,839   $5,685
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $410    $1,248    $2,112     $4,392    $420     $1,278  $2,161   $4,482
--------------------------------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), and the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. Examples for the Allstate Advisor Preferred Contracts assume the election of the 5-year Withdrawal Charge Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.


                               16     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any

                               17     PROSPECTUS
payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.



ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant

                               18     PROSPECTUS
is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs

                               19     PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases
--------------------------------------------------------------------------------
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT
For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 Additional Credit           Cumulative Purchase
                Enhancement for Large      Payments less Cumulative
                     Contracts             Withdrawals must exceed:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" below for details. The Allstate Advisor Plus Contract may not be available in all states.

                               20     PROSPECTUS

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information. Contract Value
--------------------------------------------------------------------------------
On the Issue Date, the Contract Value is equal to your initial purchase payment (for Allstate Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Allstate Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

                               21     PROSPECTUS

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market - Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                               22     PROSPECTUS

                                  AB Factors
                       Rider Period    Guarantee Guarantee
                     (number of years) Option 1  Option 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                Guarantee Option:                         1
                Rider Period:                            15
                AB Factor:                             187.5%
                Rider Date:                            1/2/04
                Rider Maturity Date:                   1/2/19
                Benefit Base on Rider Date:            $50,000
                Benefit Base on rider Maturity Date:  $ 50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on

                               23     PROSPECTUS
certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

          Guarantee Option 1                     Guarantee Option 2
 -----------------------------------------------------------------------------
 *Model Portfolio Option 1              *Model Portfolio Option 2
 *TrueBalance Conservative Model        *TrueBalance Conservative Model
  Portfolio Option                       Portfolio Option
 *TrueBalance Moderately Conservative   *TrueBalance Moderately Conservative
  Model Portfolio Option                 Model Portfolio Option
 *Fidelity VIP Freedom Income Fund      *TrueBalance Moderate Model Portfolio
  Model Portfolio Option                 Option
 *Fidelity VIP Freedom 2010 Fund Model  *TrueBalance Moderately Aggressive
  Portfolio Option                       Model Portfolio Option
                                        *TrueBalance Aggressive Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom Income Fund
                                         Model Portfolio Option
                                        *Fidelity VIP Freedom 2010 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2020 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2030 Fund Model
                                         Portfolio Option
 -----------------------------------------------------------------------------

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1,
2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note that only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

                               24     PROSPECTUS

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio
1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
Category A

Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------
Category B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/

--------------------------------------------------------------------------------
Category C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account/(7)/

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account/(6)/

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account


Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

Putnam VT Global Utilities - Class IB Sub-Account/(3)(8)/

Putnam VT Voyager - Class IB Sub-Account

UIF Equity and Income, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class I Sub-Account &

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)/

Van Kampen LIT Comstock, Class II Sub-Account

Van Kampen LIT Capital Growth, Class II Sub-Account

Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1) Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

Putnam VT Global Health Care- Class IB Sub-Account/(3)(8)/

Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account

UIF Capital Growth, Class I Sub-Account/(2)(4)/
UIF Capital Growth, Class II Sub-Account/(2)(4)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)/

--------------------------------------------------------------------------------

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 1. We will use the percentage allocations as of your most recent instructions.

                               25     PROSPECTUS

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


(3)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(6)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.

(7)Effective May 1, 2009, the FTVIP Mutual Discovery Securities Fund - Class 2 changed its name to FTVIP Mutual Global Discovery Securities Fund - Class 2, and the FTVIP Templeton Global Income Securities Fund - Class 2 changed its name to FTVIP Templeton Global Bond Securities Fund - Class 2.

(8)Effective January 2, 2009, the Putnam VT Health Sciences Fund - Class IB changed its name to Putnam VT Global Health Care Fund - Class IB, and the Putnam VT Utilities Growth and Income Fund - Class IB changed its name to Putnam VT Global Utilities Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                           Model Portfolio Option 2
                     (Rider Date Prior to October 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
Category A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------
Category B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/

--------------------------------------------------------------------------------
Category C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account/(7)/

FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account

                               26     PROSPECTUS

Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account/(6)/

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account


Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

Putnam VT Global Utilities - Class IB Sub-Account/(3)(8)/
UIF Equity and Income, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)/

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Putnam VT Global Health Care - Class IB Sub-Account/(3)(8)/

Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Capital Growth, Class I Sub-Account
UIF Capital Growth, Class II Sub-Account/(2)(4)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)/

--------------------------------------------------------------------------------

The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account and Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account. Instead, the Fidelity VIP Freedom Funds are available as Model Portfolio Options (see table under Investment Requirements above).

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.


(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


(3)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*


(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(6)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.

(7)Effective May 1, 2009, the FTVIP Mutual Discovery Securities Fund - Class 2 changed its name to FTVIP Mutual Global Discovery Securities Fund - Class 2, and the FTVIP Templeton Global Income Securities Fund - Class 2 changed its name to FTVIP Templeton Global Bond Securities Fund - Class 2.

(8)Effective January 2, 2009, the Putnam VT Health Sciences Fund - Class IB changed its name to Putnam VT Global Health Care Fund - Class IB, and the Putnam VT Utilities Growth and Income Fund - Class IB changed its name to Putnam VT Global Utilities Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your

                               27     PROSPECTUS

Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)/(1)/:

                           Model Portfolio Option 2
                   (Rider Date on or after October 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account/(6)/ FTVIP Franklin U.S. Government - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account/(5)/

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account


Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)/
UIF U.S. Real Estate, Class II Sub-Account/(2) /
Van Kampen LIT Capital Growth, Class II Sub-Account

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account &

UIF Capital Growth, Class II Sub-Account/(2)(3)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)/
--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(5)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.

(6)Effective May 1, 2009, the FTVIP Mutual Discovery Securities Fund - Class 2 changed its name to FTVIP Mutual Global Discovery Securities Fund - Class 2.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one

                               28     PROSPECTUS
of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 79 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

                               29     PROSPECTUS

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We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In
Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

Fidelity VIP Freedom Funds Model Portfolio Options.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

   Fidelity VIP Freedom Funds Model             Fidelity VIP Freedom
           Portfolio Options                         Sub-Account
 -----------------------------------------------------------------------------
   Fidelity VIP Freedom Income Fund     Fidelity VIP Freedom Income - Service
        Model Portfolio Option                   Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2010 Fund Model    Fidelity VIP Freedom 2010 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2020 Fund Model    Fidelity VIP Freedom 2020 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2030 Fund Model    Fidelity VIP Freedom 2030 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

WITHDRAWAL BENEFIT OPTIONS
"Withdrawal Benefit Options" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to

                               30     PROSPECTUS
your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

                               31     PROSPECTUS

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout

                               32     PROSPECTUS

Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or

                               33     PROSPECTUS

Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 79.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

                               34     PROSPECTUS

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit

                               35     PROSPECTUS

Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other

                               36     PROSPECTUS
payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 76) for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit

                               37     PROSPECTUS

Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.


The SureIncome For Life Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SureIncome Covered Life" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This Option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 72.


For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

                   Attained Age of
               SureIncome Covered Life Withdrawal Benefit Factor
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                       70    +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a

                               38     PROSPECTUS

Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

                               39     PROSPECTUS

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome

                               40     PROSPECTUS

For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the Death Benefits section page 66 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

                               41     PROSPECTUS

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                          * Model Portfolio Option 1
--------------------------------------------------------------------------------
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1):

                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account/(6)/

FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

                               42     PROSPECTUS

FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account/(5)/

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account


Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class I Sub-Account &

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account &

UIF Capital Growth, Class II Sub-Account/(2)(3)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)/
--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities -Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*


(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(5)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.

(6)Effective May 1, 2009, the FTVIP Mutual Discovery Securities Fund - Class 2 changed its name to FTVIP Mutual Global Discovery Securities Fund - Class 2.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

                               43     PROSPECTUS

You may allocate your purchase payments to up to 56* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------


You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 47 for information about Sub-Account and/or Portfolio liquidations, mergers and name changes.



Portfolio:                               Each Portfolio Seeks:                                   Investment Adviser:
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio -    High total return with a secondary objective of         Fidelity Management &
 Service Class 2                          principal preservation as the fund approaches its      Research Company
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio -  High total return with a secondary objective of
 Service Class 2                          principal preservation
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio -    To achieve capital appreciation
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Service Class 2                          of common stocks publicly traded in the United
                                          States as represented by the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R))
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income         Capital appreciation with current income as a
 Securities Fund - Class 2                secondary goal.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------Franklin Advisers, Inc.
FTVIP Franklin Large Cap Growth          Capital appreciation
 Securities Fund - Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth      Long-term capital growth.
 Securities Fund - Class 2/(1)/
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund -    Income
 Class 2
-------------------------------------------------------------------------------------------------
FTVIP Templeton Global Bond Securities   High current income, consistent with preservation of
 Fund - Class 2/(1)(7)/                   capital, with capital appreciation as a secondary
                                          consideration.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.                                 Franklin Advisory Services,
 Securities Fund - Class 2                                                                       LLC
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Global Discovery            Capital appreciation
 Securities Fund - Class 2/(7)/                                                                  Franklin Mutual Advisers,
-------------------------------------------------------------------------------------------------LLC
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal
 Class 2
-------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets       Long-term capital appreciation.                         Templeton Asset
 Securities Fund - Class 2                                                                       Management Ltd.
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               Templeton Investment
 - Class 2                                                                                       Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------


                               44     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                    Investment Adviser:
-------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - All       Long-term growth of capital and income without
 Value Portfolio                          excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. -           High current income and the opportunity for capital
 Bond-Debenture Portfolio                 appreciation to produce a high total return             Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Long-term growth of capital and income without
 and Income Portfolio                     excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Capital appreciation
 Opportunities Portfolio
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Mid-Cap   Capital appreciation through investments, primarily
 Value Portfolio                          in equity securities, which are believed to be
                                          undervalued in the marketplace
--------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service     Capital appreciation by investing in "growth type"
 Shares                                   companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service   A high total investment return, which includes
 Shares                                   current income and capital appreciation in the
                                          value of its shares.
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service  High level of current income. As a secondary
 Shares                                   objective, the Portfolio seeks capital appreciation     OppenheimerFunds, Inc.
                                          when consistent with its primary objective.
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation         Capital appreciation by investing in securities of well-
 Fund/VA - Service Shares                 known, established companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by investing a
 Service Shares                           substantial portion of assets in securities of foreign
                                          issuers, growth-type companies, cyclical industries
                                          and special situations that are considered to have
                                          appreciation possibilities.
--------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA -        A high level of current income from investment in
 Service Shares                           high-yield, lower-grade, fixed-income securities
                                          that the Fund's manager, OppenheimerFunds, Inc.,
                                          believes does not involve undue risk.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -     High total return (which includes growth in the value
 Service Shares                           of its shares as well as current income) from equity
                                          and debt securities.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Service Shares
--------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA -     A high level of current income principally derived
 Service Shares                           from interest on debt securities.
--------------------------------------------------------------------------------------------------


                               45     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                   Investment Adviser:
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class     Capital growth and current income.
 IB/(6)/
-------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well
 Boston - Class IB                        diversified portfolio of value stocks and bonds,
                                          which produce both capital growth and current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with
 - Class IB                               preservation of capital.
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.                                   Putnam Investment
 Class IB/(2)(8)/                                                                                Management, LLC
-------------------------------------------------------------------------------------------------("Putnam Management")
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary
                                          goal when consistent with achieving high current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam
                                          Management believes to be prudent risk.
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased
                                          income that results from this growth.
-------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam
                                          Management believes is consistent with
                                          preservation of capital and maintenance of
                                          liquidity.
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB/(2)/  Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB/(2)(8)/
-------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB          Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I &  Long-term capital appreciation by investing primarily
 UIF Capital Growth Portfolio, Class      in growth-oriented equity securities of large
 II/(5)/                                  capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II                                 income securities of government and government-
                                          related issuers and, to a lesser extent, of corporate
                                          issuers in emerging market countries.                  Morgan Stanley Investment
-------------------------------------------------------------------------------------------------Management, Inc./(4)/
UIF Equity and Income Portfolio, Class   Capital appreciation and current income.
 II
-------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of small
                                          companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I & UIF U.S. Mid Cap Value Portfolio,    three to five years by investing in common stocks
 Class II/(5)/                            and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               46     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                              Investment Adviser:
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.                               Van Kampen Asset
 Portfolio, Class II                                                                         Management
--------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in
 Class II                                 equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
--------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II
--------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(3)/
--------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio,   Protection of capital and high current income
 Class II                                 through investments in money market instruments.
--------------------------------------------------------------------------------------------



(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Global Utilities - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.


(5) The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II and the UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I and the UIF U.S. Mid Cap Value Portfolio, Class I. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.


(6) Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.

(7) Effective May 1, 2009, the FTVIP Mutual Discovery Securities Fund - Class 2 changed its name to FTVIP Mutual Global Discovery Securities Fund - Class 2, and the FTVIP Templeton Global Income Securities Fund - Class 2 changed its name to FTVIP Templeton Global Bond Securities Fund - Class 2.

(8) Effective January 2, 2009, the Putnam VT Health Sciences Fund - Class IB changed its name to Putnam VT Global Health Care Fund - Class IB, and the Putnam VT Utilities Growth and Income Fund - Class IB changed its name to Putnam VT Global Utilities Fund - Class IB.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program ("TrueBalance program") is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

                               47     PROSPECTUS

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

                               48     PROSPECTUS

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

                               49     PROSPECTUS

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 59.

This option allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 56.


If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such

                               50     PROSPECTUS
allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Standard Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing

                               51     PROSPECTUS

Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account,

                               52     PROSPECTUS
the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

                               53     PROSPECTUS

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the

Investment Alternatives: Transfers
--------------------------------------------------------------------------------

relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.


                               54     PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

                               55     PROSPECTUS

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer MidCap/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer MidCap/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

                               56     PROSPECTUS

..   for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                    Allstate Advisor                   1.10%
                    ----------------------------------------
                    Allstate Advisor Plus              1.40%
                    ----------------------------------------
                    Allstate Advisor Preferred
                    (5-year withdrawal charge option)  1.40%
                    ----------------------------------------
                    Allstate Advisor Preferred
                    (3-year withdrawal charge option)  1.50%
                    ----------------------------------------
                    Allstate Advisor Preferred
                    (No withdrawal charge option)      1.60%
                    ----------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Allstate Advisor Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

                               57     PROSPECTUS

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to
May 1, 2003, the annual Rider Fee is 0.25%. The current annual

                               58     PROSPECTUS

Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SureIncome Option Fee"), the SureIncome Plus Option (the "SureIncome Plus Option Fee"), and the SureIncome For Life Option (the "SureIncome For Life Option Fee"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "Withdrawal Benefit Option Fees". "Withdrawal Benefit Option Fee" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be

                               59     PROSPECTUS
equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 53 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

                               60     PROSPECTUS

All Contracts

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"Due Proof " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even

                               61     PROSPECTUS
if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 16. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------


WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 63.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 50.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

                               62     PROSPECTUS

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

                               63     PROSPECTUS

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For

                               64     PROSPECTUS
example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.


Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.


Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

                               65     PROSPECTUS

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                    Number of Complete Years Since We Received the Purchase
                                    Payment Being Withdrawn/Applicable Charge:
  Contract:                          0      1      2      3      4      5     6     7    8+
  -------------------------------------------------------------------------------------------
  Allstate Advisor                    7%     7%     6%     5%     4%     3%   2%     0%  0%
  Allstate Advisor Plus             8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
  Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option     7%     6%     5%     4%     3%     0%
  3-Year Withdrawal Charge Option     7%     6%     5%     0%
  No Withdrawal Charge Option                         None

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this

                               66     PROSPECTUS
amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement/(1)/:

Unrestricted Variable Sub-Accounts. There is no limit to the amount of assets supporting your variable income

                               67     PROSPECTUS

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payments that you may allocate to any one or more of the following Variable
Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

   Fidelity VIP Freedom Income - Service Class 2 Sub-Account

   FTVIP Franklin U.S. Government - Class 2 Sub-Account

   Oppenheimer Core Bond/VA - Service Shares Sub-Account

   Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

   Putnam VT Income - Class IB Sub-Account

   Putnam VT Money Market - Class IB Sub-Account

   Van Kampen LIT Money Market, Class II Sub-Account

Restricted Variable Sub-Accounts. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

   Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account

   Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account

   Fidelity VIP Index 500 - Service Class 2 Sub-Account

   Fidelity VIP Mid Cap - Service Class 2 Sub-Account

   FTVIP Franklin Income Securities - Class 2 Sub-Account

   FTVIP Franklin Growth and Income Securities -Class 2 Sub-Account

   FTVIP Franklin Large Cap Growth Securities -Class 2 Sub-Account


   FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account


   FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

   FTVIP Mutual Shares Securities - Class 2 Sub-Account

   FTVIP Templeton Foreign Securities - Class 2 Sub-Account

   Lord Abbett Series - All Value Sub-Account

   Lord Abbett Series - Bond-Debenture Sub-Account

   Lord Abbett Series - Growth and Income Sub-Account

   Lord Abbett Series - Growth Opportunities Sub-Account

   Lord Abbett Series - Mid-Cap Value Sub-Account

   Oppenheimer Balanced/VA - Service Shares Sub-Account

   Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

   Oppenheimer Global Securities/VA - Service Shares Sub-Account

   Oppenheimer High Income/VA Sub-Account

   Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

   Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account


   Putnam VT Equity Income - Class IB Sub-Account/(6)/


   Putnam VT Global Asset Allocation - Class IB Sub-Account

   Putnam VT Growth and Income - Class IB Sub-Account

   Putnam VT High Yield - Class IB Sub-Account

   Putnam VT International Equity - Class IB Sub-Account

   Putnam VT Investors - Class IB Sub-Account



   Putnam VT Research - Class IB Sub-Account/(5)/

   Putnam VT The George Putnam Fund of Boston -Class IB Sub-Account


   Putnam VT Global Utilities - Class IB Sub-Account/(5)/


   Putnam VT Voyager - Class IB Sub-Account

   Van Kampen LIT Comstock, Class II Sub-Account

   Van Kampen LIT Growth and Income, Class II Sub-Account


   UIF Equity and Income, Class II Sub-Account/(4)/

   UIF Capital Growth, Class II Sub-Account (Class I & II)/(2)(4)/

   UIF Global Franchise, Class II Sub-Account/(4)/

   UIF U.S. Mid Cap Value, Class II Sub-Account (Class I & II)/(2)(4)/

   UIF U.S. Real Estate, Class II Sub-Account/(4)/



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Excluded Variable Sub-Accounts.  Currently, none of the following Variable
Sub-Accounts are available to support variable income payments.

   Fidelity VIP Growth Stock - Service Class 2 Sub-Account

   FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

   Oppenheimer MidCap/VA - Service Shares Sub-Account


   Putnam VT Global Health Care - Class IB Sub-Account/(5)/


   Putnam VT New Opportunities - Class IB Sub-Account/(5)/

   Putnam VT Vista - Class IB Sub-Account


   UIF Emerging Markets Debt, Class II Sub-Account/(4) /

   UIF Mid Cap Growth, Class II Sub-Account/(4) /

   UIF Small Company Growth, Class II Sub-Account/(4) /

   Van Kampen LIT Capital Growth, Class II Sub-Account

   Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(3)/

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.*


(2)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(3)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


(5)Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Global Utilities - Class IB Sub-Account closed to new investments.*

(6)Effective February 13, 2009, the Putnam VT New Value - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

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..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "Rider Date." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an "Income Base" is calculated, which is used only for the purpose of calculating the "Guaranteed Retirement Income Benefit" and the appropriate "Rider Fee," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "Guaranteed Retirement Income Benefit" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For

                               70     PROSPECTUS

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the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1,
2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1,
    2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the "RIG 1 Income Base" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 Withdrawal Adjustment" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 Income Base" is defined as the greater of "Income Base A" or "Income Base B."

"Income Base A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

                               71     PROSPECTUS

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On the Rider Date, "Income Base B" is equal to the Contract Value. After the
Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:


..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "Death Benefit."


..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date,

                               72     PROSPECTUS
subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "Death Benefit" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP Death Benefit" is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The "MAV Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.


On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 72), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:


..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

..   The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the

                               73     PROSPECTUS

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mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

..   The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The "Earnings Protection Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   100% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider

                               74     PROSPECTUS

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Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 79, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

                               75     PROSPECTUS

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a

                               76     PROSPECTUS

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one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during

                               77     PROSPECTUS
the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts


The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

                               78     PROSPECTUS

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

..   The CSP Conditions are met.

   . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

   .   We have received proof satisfactory to us that the Co-Annuitant has died.

   . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth

                               79     PROSPECTUS

      IRA, or Custodial Simplified Employee Pension IRA, and

   . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

More Information
--------------------------------------------------------------------------------


ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we

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receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
Distribution. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid

                               81     PROSPECTUS

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pursuant to such arrangements is provided in the Statement of Additional
Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.


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Taxes
--------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future

                               83     PROSPECTUS

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guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which


                               84     PROSPECTUS

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defines a "marriage" as a legal union between a man and a woman and a "spouse"
as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.


Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

                               85     PROSPECTUS

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INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.


Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

                               86     PROSPECTUS

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor. Note that under the Worker, Retiree and Employer Recovery Act, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.


The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and


..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.


During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will


                               87     PROSPECTUS
automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


Note that under the Worker, Retiree and Employer Recovery Act of 2008, required minimum distributions are suspended for 2009. Such payments are not considered to be eligible rollover distributions, and thus, not subject to 20% withholding. But, these payments can be rolled over to an IRA or other retirement plan within 60 days of receipt by the participant.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs).  Code Section 408 permits a custodian or trustee of an

                               88     PROSPECTUS

Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


Caution: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans

                               89     PROSPECTUS
for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

Annual Reports and Other Documents
--------------------------------------------------------------------------------


Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2008, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.


Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.


We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               90     PROSPECTUS

Statement of Additional Information Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Additions, Deletions, or Substitutions of Investments
       ---------------------------------------------------------------------
       The Contracts
       ---------------------------------------------------------------------
       Calculation of Accumulation Unit Values
       ---------------------------------------------------------------------
       Calculation of Variable Income Payments
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                        General Matters
                        --------------------------------
                        Experts
                        --------------------------------
                        Financial Statements
                        --------------------------------
                        Appendix A
                        --------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               91     PROSPECTUS

Appendix A
Allstate Advisor Contract Comparison Chart
--------------------------------------------------------------------------------

                                                                             Advisor Preferred
Feature                  Advisor           Advisor Plus      ----------------------------------------------------
                                                             5-year Withdrawal  3-year Withdrawal  No Withdrawal
                                                              Charge Option      Charge Option     Charge Option
-                  -                    -                    ----------------------------------------------------
                                        up to 5% depending
                                        on issue age and
                                        amount of purchase
Credit Enhancement        None          payments                   None               None            None
-----------------------------------------------------------------------------------------------------------------
Mortality and
Expense
Risk Charge
(Base Contract)           1.10%                1.40%               1.40%              1.50%           1.60%
-----------------------------------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase                          8.5/ 8.5/ 8.5/ 7.5/
payment)           7/ 7/ 6/ 5/ 4/ 3/ 2    6.5/ 5.5/ 4/2.5      7/ 6/ 5/ 4/ 3         7/ 6/ 5          None
-----------------------------------------------------------------------------------------------------------------
                   Confinement,         Confinement,         Confinement,       Confinement,
Withdrawal Charge  Terminal Illness,    Terminal Illness,    Terminal Illness,  Terminal Illness,
Waivers            Unemployment         Unemployment         Unemployment       Unemployment           N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                        DCA Fixed Account
                                              Option
-----------------------------------------------------------------------------------------------------
                                                                Advisor Preferred
                      Advisor     Advisor Plus   ----------------------------------------------------
                                                      5-Year             3-Year
                                                 Withdrawal Charge  Withdrawal Charge  No Withdrawal
                                                      Option             Option        Charge Option
-                  -              -              ----------------------------------------------------
                   3 to 6-month   3 to 6-month    3 to 6-month       3 to 6-month          N/A
Transfer Periods   ----------------------------------------------------------------------------------
                   7 to 12-month  7 to 12-month   7 to 12-month      7 to 12-month         N/A

                               Standard Fixed Account Option (some options not available in all states)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Advisor Preferred
                                  Advisor                 AdvisorPlus -----------------------------------------------------
                                                                           5-Year            3-Year              No
                                                                      Withdrawal Charge Withdrawal Charge Withdrawal Charge
                                                                           Option            Option            Option
--------------------                                      -           -----------------------------------------------------
                                  1-year                      N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  3-year*                     N/A            N/A               N/A               N/A
Guarantee Periods  --------------------------------------------------------------------------------------------------------
                                  5-year*                     N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  7-year*                     N/A            N/A               N/A               N/A

* Available only in states in which the MVA Fixed Account Option is not offered.

                               92     PROSPECTUS

                  MVA Fixed Account Option (not available in all states)**
--------------------------------------------------------------------------------------------------
                                                           Advisor Preferred
                   Advisor  Advisor Plus  --------------------------------------------------------
                                               5-Year             3-Year               No
                                          Withdrawal Charge  Withdrawal Charge  Withdrawal Charge
                                               Option             Option             Option
-                  -        -             --------------------------------------------------------
                   3-year     3-year          3-year             3-year             3-year
                   -------------------------------------------------------------------------------
                   5-year     5-year          5-year             5-year             5-year
Guarantee Periods  -------------------------------------------------------------------------------
                   7-year     7-year          7-year             7-year             7-year
                   -------------------------------------------------------------------------------
                   10-year    10-year         10-year            10-year            10-year

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

                               93     PROSPECTUS

Appendix B - Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                Examples Of Market Value Adjustment
Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                   Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*

              Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.20%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
 by Contract owner as a result of          $10,911.93
 full withdrawal at the end of
 Contract Year 3:

                               94     PROSPECTUS

                Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.80%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
 by Contract owner as a result of          $10,788.68
 full withdrawal at the end of
 Contract Year 3:

* These examples assume the election of the Allstate Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Allstate Advisor Plus and Allstate Advisor Preferred Contracts, which have different expenses and withdrawal charges.

                               95     PROSPECTUS

Appendix C
Example of Calculation of Income Protection Benefit
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       ------------------------------------------------------------------
       Sex of Annuitant:                                     male
       ------------------------------------------------------------------
       Income Plan selected:                                 1
       ------------------------------------------------------------------
       Payment frequency:                                    monthly
       ------------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       ------------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
----------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable a mount income value
----------------------------------------------------------------------------------------------

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               96     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Income Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                       Income Benefit Amount
                                                                  -------------------------------
                                                                                       5%
                                                                                Roll-Up Value**
                                                                               ------------------
                             Beginning                 Contract     Maximum     Advisor
              Type of         Contract  Transaction  Value After  Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence     Value     Preferred   Plus
-------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $     55,000 $   52,500 $54,600
-------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     41,250 $   40,176 $41,859
-------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


----------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Income Benefit
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                         (a)
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                            (c)
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                        [(a)/(b)]*(c)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit
----------------------------------------------------------------------------------------------------------------

5 % Roll-Up Value Income Benefit**
----------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                   (a)
----------------------------------------------------------------------------------------------------------------
STEP I - Dollar For Dollar Portion
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                      (c)
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                              (d)
----------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)  (e)=(d) * 1.05^ -0.5
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                  (b')=(b) - (d)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                         (c')=(c) - (e)
----------------------------------------------------------------------------------------------------------------
STEP 2 - Proportional Portion
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a')=(a) - (d)
----------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                      (a')/(b')*(c')
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                   (b') - (a')
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2
----------------------------------------------------------------------------------------------------------------

                                                                                          Advisor and Preferred  Plus
-----------------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Income Benefit
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                           $55,000        $55,000
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                            $13,750        $13,750
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                          $41,250        $41,250
-----------------------------------------------------------------------------------------------------------------------

5 % Roll-Up Value Income Benefit**
-----------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                  $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
STEP I - Dollar For Dollar Portion
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                     $53,786        $55,937
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                             $2,625         $2,730
-----------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)         $2,562         $2,664
-----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                      $57,375        $57,270
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                             $51,224        $53,273
-----------------------------------------------------------------------------------------------------------------------
STEP 2 - Proportional Portion
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        $12,375        $12,270
-----------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                          $11,048        $11,414
-----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                      $45,000        $45,000
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                             $40,176        $41,859
-----------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               97     PROSPECTUS

Appendix E Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                                   Death Benefit Amount
                                                                  ------------------------------------------------------
                                                                        Purchase                          Enhanced
                                                                     Payment Value                  Beneficiary Value**
                                                                  --------------------              --------------------
                             Beginning                 Contract                          Maximum
              Type of         Contract  Transaction  Value After  Advisor and          Anniversary  Advisor and
 Date        Occurrence        Value       Amount     Occurrence   Preferred    Plus      Value      Preferred    Plus
------------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $     50,000 $52,000 $     55,000 $     52,500 $54,600
------------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     37,500 $39,000 $     41,250 $     40,339 $41,953
------------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Advisor and Preferred
------------------------------------------------------------------------------------------------------------------------------
Purchase Payment Value Death Benefit
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $50,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $12,500
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $37,500
------------------------------------------------------------------------------------------------------------------------------

MAV Death Benefit
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $55,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,750
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $41,250
------------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection (Annual Increase) Benefit**
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)              $53,786
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,446
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $40,339
------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
Purchase Payment Value Death Benefit
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV Death Benefit
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection (Annual Increase) Benefit**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               98     PROSPECTUS

Appendix F
Calculation of Earnings Protection Death Benefit*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                       $100,000
                                                   =   ($100,000+ $0 -$0)
In-Force Earnings                                      $25,000
                                                   =   ($125,000-$100,000)
Earnings Protection Death Benefit**                =   40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

  Excess of Earnings Withdrawals                         $5,000
                                                     =   ($10,000-$5,000)
  Purchase Payments in the 12 months prior to death  =   $0
  In-Force Premium                                       $95,000
                                                     =   ($100,000+$0-$5,000)
  In-Force Earnings                                      $19,000
                                                     =   ($114,000-$95,000)
  Earnings Protection Death Benefit**                =   40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death

                               99     PROSPECTUS

Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                         $30,000
                                                   =   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                       $120,000
                                                   =   ($110,000+$40,000-$30,000)
In-Force Earnings                                      $20,000
                                                   =   ($140,000-$120,000)
Earnings Protection Death Benefit**                =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

* *If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Allstate Advisor Plus Contract.

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

  Excess of Earnings Withdrawals                     =   $0
  Purchase Payments in the 12 months prior to death  =   $0
  In-Force Premium                                       $100,000
                                                     =   ($100,000+$0-$0)
  In-Force Earnings                                      $50,000
                                                     =   ($150,000-$100,000)
  Earnings Protection Death Benefit**                =   40%*$50,000=$20,000
  Contract Value                                     =   $150,000
  Death Benefit                                      =   $160,000
  Earnings Protection Death Benefit                  =   $20,000
  Continuing Contract Value                              $180,000
                                                     =   ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                              100     PROSPECTUS

Appendix G - Withdrawal Adjustment Example - TrueReturn Accumulation Benefit*
--------------------------------------------------------------------------------

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Allstate Advisor and Allstate Advisor Preferred Contracts, $52,000 for Allstate Advisor Plus Contracts (assuming issue age 85 or younger)

                                                                   Benefit Base
                                                                -------------------
                                                                     Purchase
                                                                   Payment Value
                                                                -------------------
                              Beginning              Contract
              Type of         Contract  Transaction Value After Advisor and
 Date        Occurrence         Value     Amount    Occurrence   Preferred   Plus
-----------------------------------------------------------------------------------
1/2/06  Contract Anniversary   $55,000       _        $55,000     $50,000   $52,000
-----------------------------------------------------------------------------------
7/2/06   Partial Withdrawal    $60,000    $15,000     $45,000     $37,500   $39,000
-----------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Advisor and
                                                                               Preferred   Plus
-------------------------------------------------------------------------------------------------
Benefit Base
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)         $15,000   $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)         $60,000   $60,000
-------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)         $50,000   $52,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)    $12,500   $13,000
-------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                           $37,500   $39,000
-------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                              101     PROSPECTUS

Appendix H - SureIncome Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                              102     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              103     PROSPECTUS

Appendix I - SureIncome Plus Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              104     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              105     PROSPECTUS

Appendix J - SureIncome For Life Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              106     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              107     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              108     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              109     PROSPECTUS

Appendix K - Accumulation Unit Values
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contract us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.




The names of the following Sub-Accounts changed since December 31, 2008. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



              Sub-Account Name as of
              December 31, 2008 (as
              appears in the following
              tables of Accumulation     Sub-Account Name as of
              Unit Values)                    May 1, 2009
              ------------------------  -------------------------
              FTVIP Mutual Discovery    FTVIP Mutual Global
              Securities Fund - Class 2 Discovery Securities
                                        Fund - Class 2
              FTVIP Templeton Global    FTVIP Templeton Global
              Income Securities Fund -  Bond Securities Fund -
              Class 2                   Class 2
              Putnam VT Health          Putnam VT Global Health
              Sciences Fund - Class IB  Care Fund - Class IB
              Putnam VT Utilities
              Growth and Income Fund -  Putnam VT Global
              Class IB                  Utilities Fund - Class IB



On February 13, 2009, the Putnam VT New Value Fund - Class IB reorganized into the Putnam VT Equity Income Fund - Class IB. As a result, the Putnam VT New Value Fund - Class IB Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.291       516,451
                                                            2007       $10.291      $11.915     1,004,070
                                                            2008       $11.915       $6.740     1,144,313
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.483        24,455
                                                            2007       $10.483      $11.218        70,102
                                                            2008       $11.218       $8.287       116,207
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.513        54,334
                                                            2007       $10.513      $11.411       128,871
                                                            2008       $11.411       $7.569       140,536
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.522        14,031
                                                            2007       $10.522      $11.536        28,063
                                                            2008       $11.536       $7.040        56,210
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.373        16,899
                                                            2007       $10.373      $10.845        48,727
                                                            2008       $10.845       $9.559        65,357
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.766        19,226
                                                            2007        $9.766      $11.790        53,608
                                                            2008       $11.790       $6.427        72,235
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                            2006       $10.000      $10.846        45,567
                                                            2007       $10.846      $11.260       270,300
                                                            2008       $11.260       $6.985       264,109


                              110     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                       2006       $10.000       $9.899       102,347
                                                                       2007        $9.899      $11.269       251,766
                                                                       2008       $11.269       $6.718       256,868
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                       2002       $10.000      $10.860         4,339
                                                                       2003       $10.860      $13.475       576,019
                                                                       2004       $13.475      $14.713     1,237,251
                                                                       2005       $14.713      $15.034     1,509,644
                                                                       2006       $15.034      $17.328     1,376,859
                                                                       2007       $17.328      $16.469     1,236,047
                                                                       2008       $16.469      $10.543     1,065,952
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                       2004       $10.000      $11.263       550,454
                                                                       2005       $11.263      $11.297     2,186,987
                                                                       2006       $11.297      $13.185     3,300,784
                                                                       2007       $13.185      $13.503     4,027,508
                                                                       2008       $13.503       $9.376     3,310,458
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                       2004       $10.000      $10.533        43,535
                                                                       2005       $10.533      $10.508       812,179
                                                                       2006       $10.508      $11.503     1,735,490
                                                                       2007       $11.503      $12.061     2,114,492
                                                                       2008       $12.061       $7.795     1,887,340
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                       2002       $10.000      $11.545           882
                                                                       2003       $11.545      $15.641        21,349
                                                                       2004       $15.641      $17.211        21,824
                                                                       2005       $17.211      $17.803        21,130
                                                                       2006       $17.803      $19.101        20,318
                                                                       2007       $19.101      $20.973        17,140
                                                                       2008       $20.973      $11.904        19,245
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                       2002       $10.000      $11.235         2,864
                                                                       2003       $11.235      $14.653       211,298
                                                                       2004       $14.653      $17.899       454,938
                                                                       2005       $17.899      $19.217       704,731
                                                                       2006       $19.217      $22.191       787,501
                                                                       2007       $22.191      $21.382       728,134
                                                                       2008       $21.382      $14.137       614,342
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                       2004       $10.000      $10.274       268,158
                                                                       2005       $10.274      $10.385       454,107
                                                                       2006       $10.385      $10.664       553,564
                                                                       2007       $10.664      $11.221       643,995
                                                                       2008       $11.221      $11.917       756,472


                              111     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $11.041       179,990
                                                                 2007       $11.041      $12.189       443,786
                                                                 2008       $12.189       $8.608       486,057
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2002       $10.000      $10.333         6,303
                                                                 2003       $10.333      $12.765       442,689
                                                                 2004       $12.765      $14.192     1,161,162
                                                                 2005       $14.192      $15.488     1,757,967
                                                                 2006       $15.488      $18.099     2,186,968
                                                                 2007       $18.099      $18.486     2,266,150
                                                                 2008       $18.486      $11.476     1,861,389
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.243           112
                                                                 2003       $11.243      $16.979        43,987
                                                                 2004       $16.979      $20.902       127,960
                                                                 2005       $20.902      $26.292       215,039
                                                                 2006       $26.292      $33.244       254,473
                                                                 2007       $33.244      $42.259       259,442
                                                                 2008       $42.259      $19.728       230,730
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.484         1,995
                                                                 2003       $10.484      $13.683       141,338
                                                                 2004       $13.683      $16.009       352,761
                                                                 2005       $16.009      $17.410       841,251
                                                                 2006       $17.410      $20.872     1,384,661
                                                                 2007       $20.872      $23.785     1,600,147
                                                                 2008       $23.785      $13.998     1,393,105
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.730         1,065
                                                                 2003       $10.730      $12.969        27,419
                                                                 2004       $12.969      $14.688        28,702
                                                                 2005       $14.688      $14.052        29,443
                                                                 2006       $14.052      $15.643        24,121
                                                                 2007       $15.643      $17.139        24,104
                                                                 2008       $17.139      $17.968        21,379
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                 2004       $10.000      $10.920        15,276
                                                                 2005       $10.920      $11.529       148,760
                                                                 2006       $11.529      $13.047       258,059
                                                                 2007       $13.047      $13.743       281,424
                                                                 2008       $13.743       $9.676       252,224
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                 2004       $10.000      $10.370        81,198
                                                                 2005       $10.370      $10.371       533,540
                                                                 2006       $10.371      $11.192       959,024
                                                                 2007       $11.192      $11.731     1,203,223
                                                                 2008       $11.731       $9.549       982,893


                              112     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                              2004       $10.000      $10.904       142,509
                                                              2005       $10.904      $11.114       674,689
                                                              2006       $11.114      $12.866       977,874
                                                              2007       $12.866      $13.135     1,131,948
                                                              2008       $13.135       $8.243       923,149
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                              2004       $10.000      $11.153        16,581
                                                              2005       $11.153      $11.518       103,190
                                                              2006       $11.518      $12.268       307,914
                                                              2007       $12.268      $14.685       401,093
                                                              2008       $14.685       $8.952       360,805
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                              2004       $10.000      $11.136       136,025
                                                              2005       $11.136      $11.896       867,902
                                                              2006       $11.896      $13.179     1,058,446
                                                              2007       $13.179      $13.084     1,096,947
                                                              2008       $13.084       $7.832       921,170
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2002       $10.000      $10.069         1,697
                                                              2003       $10.069      $12.468       147,767
                                                              2004       $12.468      $14.698       230,665
                                                              2005       $14.698      $16.248       310,149
                                                              2006       $16.248      $16.472       334,836
                                                              2007       $16.472      $17.240       269,795
                                                              2008       $17.240       $8.643       234,531
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2002       $10.000      $10.706         2,115
                                                              2003       $10.706      $13.176       259,159
                                                              2004       $13.176      $14.280       562,275
                                                              2005       $14.280      $14.614       694,753
                                                              2006       $14.614      $15.992       687,270
                                                              2007       $15.992      $16.335       626,947
                                                              2008       $16.335       $9.092       534,080
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.118        16,015
                                                              2005       $10.118      $10.221       198,046
                                                              2006       $10.221      $10.587     1,022,486
                                                              2007       $10.587      $10.877     1,758,893
                                                              2008       $10.877       $6.541     1,767,178
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.323       250,178
                                                              2004       $12.323      $12.968       723,531
                                                              2005       $12.968      $13.424     1,303,079
                                                              2006       $13.424      $14.269     1,418,096
                                                              2007       $14.269      $16.036     1,252,093
                                                              2008       $16.036       $8.601     1,194,919


                              113     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.157            45
                                                               2003       $10.157      $14.323       200,904
                                                               2004       $14.323      $16.808       384,682
                                                               2005       $16.808      $18.924       533,061
                                                               2006       $18.924      $21.924       560,411
                                                               2007       $21.924      $22.956       551,050
                                                               2008       $22.956      $13.521       457,046
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.670         1,293
                                                               2003       $10.670      $13.039       199,763
                                                               2004       $13.039      $13.995       512,385
                                                               2005       $13.995      $14.092       642,887
                                                               2006       $14.092      $15.194       651,221
                                                               2007       $15.194      $14.926       646,720
                                                               2008       $14.926       $3.157     1,119,834
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.186         4,827
                                                               2003       $10.186      $12.713       432,829
                                                               2004       $12.713      $13.696       752,941
                                                               2005       $13.696      $14.296     1,271,750
                                                               2006       $14.296      $16.195     1,689,212
                                                               2007       $16.195      $16.649     1,682,353
                                                               2008       $16.649      $10.086     1,583,489
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.363           944
                                                               2003       $10.363      $14.755       156,683
                                                               2004       $14.755      $17.358       294,993
                                                               2005       $17.358      $18.799       490,871
                                                               2006       $18.799      $21.278       570,415
                                                               2007       $21.278      $20.709       531,717
                                                               2008       $20.709      $12.673       481,521
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2002       $10.000      $10.560        10,218
                                                               2003       $10.560      $12.213       432,449
                                                               2004       $12.213      $13.072     1,265,037
                                                               2005       $13.072      $13.224     2,210,765
                                                               2006       $13.224      $13.998     2,542,348
                                                               2007       $13.998      $15.136     2,521,268
                                                               2008       $15.136      $12.777     2,111,548
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                               2002       $10.000      $10.397            46
                                                               2003       $10.397      $12.510        27,406
                                                               2004       $12.510      $13.473       100,508
                                                               2005       $13.473      $14.227       225,972
                                                               2006       $14.227      $15.850       289,761
                                                               2007       $15.850      $16.104       302,756
                                                               2008       $16.104      $10.599       251,413


                              114     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                   2002       $10.000      $10.807        10,128
                                                   2003       $10.807      $13.589       581,918
                                                   2004       $13.589      $14.904       872,350
                                                   2005       $14.904      $15.482       894,861
                                                   2006       $15.482      $17.714       859,159
                                                   2007       $17.714      $16.428       786,066
                                                   2008       $16.428       $9.941       664,580
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                   2002       $10.000       $9.732         4,020
                                                   2003        $9.732      $11.373        87,288
                                                   2004       $11.373      $12.026       143,322
                                                   2005       $12.026      $13.438       121,045
                                                   2006       $13.438      $13.636       106,651
                                                   2007       $13.636      $13.378        90,746
                                                   2008       $13.378      $10.951        75,485
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2002       $10.000      $10.750         2,077
                                                   2003       $10.750      $13.428       238,535
                                                   2004       $13.428      $14.652       421,723
                                                   2005       $14.652      $14.911       615,143
                                                   2006       $14.911      $16.269       729,961
                                                   2007       $16.269      $16.506       684,787
                                                   2008       $16.506      $12.046       602,387
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2002       $10.000      $10.194        10,364
                                                   2003       $10.194      $10.507       486,154
                                                   2004       $10.507      $10.832       887,522
                                                   2005       $10.832      $10.945     1,526,481
                                                   2006       $10.945      $11.292     2,193,099
                                                   2007       $11.292      $11.728     2,340,081
                                                   2008       $11.728       $8.807     1,903,327
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2002       $10.000      $10.613         3,753
                                                   2003       $10.613      $13.465       172,681
                                                   2004       $13.465      $15.444       250,483
                                                   2005       $15.444      $17.105       336,711
                                                   2006       $17.105      $21.566       486,115
                                                   2007       $21.566      $23.067       661,099
                                                   2008       $23.067      $12.762       606,992
-------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                   2002       $10.000      $10.416         3,968
                                                   2003       $10.416      $13.072        94,549
                                                   2004       $13.072      $14.535       111,067
                                                   2005       $14.535      $15.611       170,882
                                                   2006       $15.611      $17.558       226,431
                                                   2007       $17.558      $16.435       231,530
                                                   2008       $16.435       $9.807       198,173


                              115     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                               2002       $10.000       $9.993         5,773
                                                               2003        $9.993       $9.914       239,378
                                                               2004        $9.914       $9.851       611,958
                                                               2005        $9.851       $9.970     1,639,066
                                                               2006        $9.970      $10.274     3,059,102
                                                               2007       $10.274      $10.626     2,741,531
                                                               2008       $10.626      $10.759     2,353,459
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                               2002       $10.000      $10.388         2,917
                                                               2003       $10.388      $13.580       115,558
                                                               2004       $13.580      $14.787       110,548
                                                               2005       $14.787      $16.056        99,940
                                                               2006       $16.056      $17.206        86,751
                                                               2007       $17.206      $17.958        73,981
                                                               2008       $17.958      $10.858        54,204
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                               2002       $10.000      $11.214           114
                                                               2003       $11.214      $14.664        77,578
                                                               2004       $14.664      $16.708       251,024
                                                               2005       $16.708      $17.465       540,431
                                                               2006       $17.465      $20.001       692,321
                                                               2007       $20.001      $18.777       765,754
                                                               2008       $18.777      $10.239       738,975
-------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                               2002       $10.000      $10.651             5
                                                               2003       $10.651      $13.177        56,293
                                                               2004       $13.177      $13.990        84,821
                                                               2005       $13.990      $14.502        82,817
                                                               2006       $14.502      $15.935        78,283
                                                               2007       $15.935      $15.817        64,794
                                                               2008       $15.817       $9.594        55,482
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                               2002       $10.000      $10.524         6,824
                                                               2003       $10.524      $12.158       384,959
                                                               2004       $12.158      $12.986       698,080
                                                               2005       $12.986      $13.332       897,148
                                                               2006       $13.332      $14.729     1,002,203
                                                               2007       $14.729      $14.677       940,566
                                                               2008       $14.677       $8.588       845,676
-------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                               2002       $10.000      $11.480           377
                                                               2003       $11.480      $14.145        50,148
                                                               2004       $14.145      $16.978        84,872
                                                               2005       $16.978      $18.197        74,344
                                                               2006       $18.197      $22.819        58,275
                                                               2007       $22.819      $27.015        46,926
                                                               2008       $27.015      $18.535        34,349


                              116     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                           2002       $10.000      $10.381         2,612
                                                           2003       $10.381      $13.646        97,780
                                                           2004       $13.646      $15.976       138,680
                                                           2005       $15.976      $17.687       165,471
                                                           2006       $17.687      $18.411       161,338
                                                           2007       $18.411      $18.865       145,788
                                                           2008       $18.865      $10.140       122,422
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                           2002       $10.000      $10.118         8,458
                                                           2003       $10.118      $12.475       496,984
                                                           2004       $12.475      $12.934       797,854
                                                           2005       $12.934      $13.494       889,274
                                                           2006       $13.494      $14.045       777,631
                                                           2007       $14.045      $14.628       651,974
                                                           2008       $14.628       $9.092       538,276
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.153       148,068
                                                           2005       $11.153      $12.233       145,429
                                                           2006       $12.233      $12.670       126,259
                                                           2007       $12.670      $14.706       101,130
                                                           2008       $14.706       $7.718        83,765
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.366       214,722
                                                           2005       $11.366      $11.681     1,023,815
                                                           2006       $11.681      $13.381     1,184,603
                                                           2007       $13.381      $12.900     1,155,302
                                                           2008       $12.900       $8.175     1,015,402
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2002       $10.000       $9.418            62
                                                           2003        $9.418      $11.811       128,295
                                                           2004       $11.811      $12.448       253,189
                                                           2005       $12.448      $13.227       318,205
                                                           2006       $13.227      $13.399       325,314
                                                           2007       $13.399      $15.427       267,235
                                                           2008       $15.427       $7.749       254,421
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2002       $10.000      $10.662         3,897
                                                           2003       $10.662      $13.437       400,708
                                                           2004       $13.437      $15.137       755,669
                                                           2005       $15.137      $16.394     1,052,880
                                                           2006       $16.394      $18.769     1,148,378
                                                           2007       $18.769      $18.993     1,130,145
                                                           2008       $18.993      $12.709       959,755


                              117     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                        2003       $10.000      $10.000             0
                                                        2004       $10.000       $9.925       437,391
                                                        2005        $9.925      $10.036       679,120
                                                        2006       $10.036      $10.319       805,399
                                                        2007       $10.319      $10.640       838,651
                                                        2008       $10.640      $10.690       865,848
------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                        2002       $10.000      $11.069            33
                                                        2003       $11.069      $13.960        23,912
                                                        2004       $13.960      $15.169       159,393
                                                        2005       $15.169      $16.791       269,922
                                                        2006       $16.791      $18.365       347,798
                                                        2007       $18.365      $19.286       364,955
                                                        2008       $19.286      $16.185       298,917
------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                        2004       $10.000      $10.989       202,603
                                                        2005       $10.989      $11.648       888,555
                                                        2006       $11.648      $12.945       950,381
                                                        2007       $12.945      $13.206     1,069,714
                                                        2008       $13.206      $10.079       932,139
------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                        2004       $10.000      $10.785       242,720
                                                        2005       $10.785      $12.319       220,659
                                                        2006       $12.319      $12.660       194,105
                                                        2007       $12.660      $15.233       144,366
                                                        2008       $15.233       $7.640       148,384
------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                        2004       $10.000      $10.760        76,401
                                                        2005       $10.760      $12.265       144,014
                                                        2006       $12.265      $12.569       151,518
                                                        2007       $12.569      $15.094       140,241
                                                        2008       $15.094       $7.547       137,100
------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                        2003       $10.000      $10.000             0
                                                        2004       $10.000      $11.131       130,721
                                                        2005       $11.131      $12.304       391,691
                                                        2006       $12.304      $14.758       650,901
                                                        2007       $14.758      $15.992       703,140
                                                        2008       $15.992      $11.217       598,573
------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                        2006       $10.000       $9.853       356,563
                                                        2007        $9.853      $11.924       563,913
                                                        2008       $11.924       $6.260       598,655


                              118     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.621       49,008
                                                       2004       $13.621      $15.993       76,697
                                                       2005       $15.993      $17.821      119,544
                                                       2006       $17.821      $19.674      125,802
                                                       2007       $19.674      $19.994      118,154
                                                       2008       $19.994      $11.755      110,064
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.330      226,309
                                                       2005       $11.330      $12.560      209,221
                                                       2006       $12.560      $14.965      194,883
                                                       2007       $14.965      $15.930      208,857
                                                       2008       $15.930       $9.232      177,447
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.323      123,762
                                                       2005       $11.323      $12.535      227,659
                                                       2006       $12.535      $14.926      352,246
                                                       2007       $14.926      $15.873      433,653
                                                       2008       $15.873       $9.178      417,880
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2002       $10.000      $10.710        4,083
                                                       2003       $10.710      $14.601      143,509
                                                       2004       $14.601      $19.611        7,395
                                                       2005       $19.611      $22.602      584,676
                                                       2006       $22.602      $30.715      637,273
                                                       2007       $30.715      $25.080      650,191
                                                       2008       $25.080      $15.335      623,745



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA--Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class I Sub-Account and UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class I Sub-Account and UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              119     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              120     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.228           0
                                                               2007       $10.228      $11.733           0
                                                               2008       $11.733       $6.577       1,365
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.419           0
                                                               2007       $10.419      $11.048           0
                                                               2008       $11.048       $8.086           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.448           0
                                                               2007       $10.448      $11.237           0
                                                               2008       $11.237       $7.385           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.457           0
                                                               2007       $10.457      $11.360           0
                                                               2008       $11.360       $6.870           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.310           0
                                                               2007       $10.310      $10.679           0
                                                               2008       $10.679       $9.327           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.706           0
                                                               2007        $9.706      $11.610           0
                                                               2008       $11.610       $6.271           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.779           0
                                                               2007       $10.779      $11.088           0
                                                               2008       $11.088       $6.815       1,208
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.838         709
                                                               2007        $9.838      $11.097           0
                                                               2008       $11.097       $6.555         109
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2003       $10.698      $13.341       3,763
                                                               2004       $13.341      $14.434       5,784
                                                               2005       $14.434      $14.615       5,058
                                                               2006       $14.615      $16.691       4,637
                                                               2007       $16.691      $15.718       4,538
                                                               2008       $15.718       $9.971       3,695
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.194         119
                                                               2005       $11.194      $11.126       1,886
                                                               2006       $11.126      $12.868       1,638
                                                               2007       $12.868      $13.057       1,622
                                                               2008       $13.057       $8.984       7,209


                              121     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.509          60
                                                                      2005       $10.509      $10.389       1,272
                                                                      2006       $10.389      $11.269       1,792
                                                                      2007       $11.269      $11.708       1,763
                                                                      2008       $11.708       $7.497       2,046
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.821      $15.485           0
                                                                      2004       $15.485      $16.884           0
                                                                      2005       $16.884      $17.306           0
                                                                      2006       $17.306      $18.400           0
                                                                      2007       $18.400      $20.018           0
                                                                      2008       $20.018      $11.258           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.039      $14.507       7,052
                                                                      2004       $14.507      $17.559       4,525
                                                                      2005       $17.559      $18.682       3,877
                                                                      2006       $18.682      $21.377       3,743
                                                                      2007       $21.377      $20.408       3,681
                                                                      2008       $20.408      $13.370       1,603
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.211         518
                                                                      2005       $10.211      $10.228       1,905
                                                                      2006       $10.228      $10.406       1,858
                                                                      2007       $10.406      $10.850       1,879
                                                                      2008       $10.850      $11.418       3,303
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.974           0
                                                                      2007       $10.974      $12.004           0
                                                                      2008       $12.004       $8.400         950
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.599      $12.638      12,747
                                                                      2004       $12.638      $13.923      12,480
                                                                      2005       $13.923      $15.057      13,367
                                                                      2006       $15.057      $17.435      12,578
                                                                      2007       $17.435      $17.644      12,151
                                                                      2008       $17.644      $10.853       4,560
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.674      $16.810           0
                                                                      2004       $16.810      $20.505           0
                                                                      2005       $20.505      $25.559         282
                                                                      2006       $25.559      $32.024         282
                                                                      2007       $32.024      $40.334         281
                                                                      2008       $40.334      $18.657         783


                              122     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                2003       $10.377      $13.547         285
                                                                2004       $13.547      $15.705         580
                                                                2005       $15.705      $16.925       1,448
                                                                2006       $16.925      $20.105       1,415
                                                                2007       $20.105      $22.702       1,379
                                                                2008       $22.702      $13.239       1,360
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                2003       $11.583      $12.839           0
                                                                2004       $12.839      $14.409           0
                                                                2005       $14.409      $13.660           0
                                                                2006       $13.660      $15.069           0
                                                                2007       $15.069      $16.358           0
                                                                2008       $16.358      $16.993           0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                2004       $10.000      $10.895          58
                                                                2005       $10.895      $11.398         692
                                                                2006       $11.398      $12.782         693
                                                                2007       $12.782      $13.341         673
                                                                2008       $13.341       $9.307         729
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                2004       $10.000      $10.347           0
                                                                2005       $10.347      $10.253         260
                                                                2006       $10.253      $10.965         516
                                                                2007       $10.965      $11.387         513
                                                                2008       $11.387       $9.184       1,345
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                2004       $10.000      $10.880       1,259
                                                                2005       $10.880      $10.988       1,565
                                                                2006       $10.988      $12.604       1,490
                                                                2007       $12.604      $12.750       2,366
                                                                2008       $12.750       $7.928       2,290
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                2004       $10.000      $11.127           0
                                                                2005       $11.127      $11.388          27
                                                                2006       $11.388      $12.018           0
                                                                2007       $12.018      $14.255         603
                                                                2008       $14.255       $8.610         593
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                2004       $10.000      $11.110       1,275
                                                                2005       $11.110      $11.761       1,271
                                                                2006       $11.761      $12.912       1,298
                                                                2007       $12.912      $12.701       1,209
                                                                2008       $12.701       $7.533         138


                              123     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2003       $10.337      $12.344         678
                                                              2004       $12.344      $14.419         677
                                                              2005       $14.419      $15.795         834
                                                              2006       $15.795      $15.867         832
                                                              2007       $15.867      $16.455         831
                                                              2008       $16.455       $8.174         829
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2003       $11.104      $13.045         973
                                                              2004       $13.045      $14.009       3,172
                                                              2005       $14.009      $14.206       3,195
                                                              2006       $14.206      $15.405       3,150
                                                              2007       $15.405      $15.591       3,216
                                                              2008       $15.591       $8.598       3,352
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.095           0
                                                              2005       $10.095      $10.105           0
                                                              2006       $10.105      $10.371           0
                                                              2007       $10.371      $10.558           0
                                                              2008       $10.558       $6.291           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.248          33
                                                              2004       $12.248      $12.772       1,597
                                                              2005       $12.772      $13.100         838
                                                              2006       $13.100      $13.799         978
                                                              2007       $13.799      $15.365         957
                                                              2008       $15.365       $8.166         703
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                              2003       $10.079      $14.181         237
                                                              2004       $14.181      $16.489         227
                                                              2005       $16.489      $18.397         575
                                                              2006       $18.397      $21.119         571
                                                              2007       $21.119      $21.910         738
                                                              2008       $21.910      $12.787         730
------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                              2003       $11.727      $12.909       1,353
                                                              2004       $12.909      $13.729       4,420
                                                              2005       $13.729      $13.698       4,804
                                                              2006       $13.698      $14.636       4,537
                                                              2007       $14.636      $14.246       4,579
                                                              2008       $14.246       $2.985       5,281


                              124     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.460      $12.586       2,396
                                                               2004       $12.586      $13.437       4,635
                                                               2005       $13.437      $13.898       5,645
                                                               2006       $13.898      $15.601       5,949
                                                               2007       $15.601      $15.890       5,788
                                                               2008       $15.890       $9.539       5,841
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.710      $14.608       2,493
                                                               2004       $14.608      $17.029       1,308
                                                               2005       $17.029      $18.275       1,603
                                                               2006       $18.275      $20.496       1,193
                                                               2007       $20.496      $19.766       1,204
                                                               2008       $19.766      $11.985       1,162
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.243      $12.091       4,270
                                                               2004       $12.091      $12.824       8,589
                                                               2005       $12.824      $12.855      10,133
                                                               2006       $12.855      $13.484      10,777
                                                               2007       $13.484      $14.446      10,148
                                                               2008       $14.446      $12.083       7,832
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                               2003       $10.748      $12.385           0
                                                               2004       $12.385      $13.218         116
                                                               2005       $13.218      $13.831       2,636
                                                               2006       $13.831      $15.268       2,800
                                                               2007       $15.268      $15.371       2,792
                                                               2008       $15.371      $10.024       2,790
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                               2003       $10.989      $13.454       1,648
                                                               2004       $13.454      $14.621       1,792
                                                               2005       $14.621      $15.050       2,221
                                                               2006       $15.050      $17.064       2,310
                                                               2007       $17.064      $15.680       2,411
                                                               2008       $15.680       $9.401       1,319
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                               2003       $10.230      $11.260           0
                                                               2004       $11.260      $11.798           0
                                                               2005       $11.798      $13.063           0
                                                               2006       $13.063      $13.135           0
                                                               2007       $13.135      $12.769           0
                                                               2008       $12.769      $10.356           0


                              125     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                    2003       $11.861      $13.294       1,125
                                                    2004       $13.294      $14.374       4,411
                                                    2005       $14.374      $14.495       3,459
                                                    2006       $14.495      $15.671       3,201
                                                    2007       $15.671      $15.754       3,211
                                                    2008       $15.754      $11.392       1,049
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2003       $10.352      $10.403       2,859
                                                    2004       $10.403      $10.626      10,273
                                                    2005       $10.626      $10.639      11,645
                                                    2006       $10.639      $10.877      12,594
                                                    2007       $10.877      $11.194      12,384
                                                    2008       $11.194       $8.329       7,522
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2003       $10.571      $13.331       3,933
                                                    2004       $13.331      $15.151       1,561
                                                    2005       $15.151      $16.628       1,446
                                                    2006       $16.628      $20.774       1,480
                                                    2007       $20.774      $22.016       1,750
                                                    2008       $22.016      $12.069         750
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2003       $10.688      $12.942         417
                                                    2004       $12.942      $14.259       3,302
                                                    2005       $14.259      $15.176       2,975
                                                    2006       $15.176      $16.913       2,889
                                                    2007       $16.913      $15.686       2,800
                                                    2008       $15.686       $9.274       2,641
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2003        $9.933       $9.815         158
                                                    2004        $9.815       $9.664       7,242
                                                    2005        $9.664       $9.692       8,142
                                                    2006        $9.692       $9.897       9,943
                                                    2007        $9.897      $10.142       8,870
                                                    2008       $10.142      $10.175       6,205
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2003       $10.975      $13.445         196
                                                    2004       $13.445      $14.506         489
                                                    2005       $14.506      $15.609          82
                                                    2006       $15.609      $16.574          80
                                                    2007       $16.574      $17.140          76
                                                    2008       $17.140      $10.268           0


                              126     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2003       $11.317      $14.518         107
                                                              2004       $14.518      $16.391         948
                                                              2005       $16.391      $16.978         905
                                                              2006       $16.978      $19.267       1,051
                                                              2007       $19.267      $17.922       1,086
                                                              2008       $17.922       $9.683         880
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2003       $10.837      $13.046         124
                                                              2004       $13.046      $13.725         580
                                                              2005       $13.725      $14.098         619
                                                              2006       $14.098      $15.350         639
                                                              2007       $15.350      $15.096         661
                                                              2008       $15.096       $9.074         563
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2003       $10.678      $12.037       4,283
                                                              2004       $12.037      $12.740       5,947
                                                              2005       $12.740      $12.960       4,812
                                                              2006       $12.960      $14.188       4,957
                                                              2007       $14.188      $14.008       5,071
                                                              2008       $14.008       $8.122       5,017
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2003       $11.642      $14.004         118
                                                              2004       $14.004      $16.656         265
                                                              2005       $16.656      $17.690         261
                                                              2006       $17.690      $21.981         253
                                                              2007       $21.981      $25.785         223
                                                              2008       $25.785      $17.530         217
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2003       $10.794      $13.510         434
                                                              2004       $13.510      $15.673         969
                                                              2005       $15.673      $17.194         524
                                                              2006       $17.194      $17.735         528
                                                              2007       $17.735      $18.005         523
                                                              2008       $18.005       $9.590         509
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2003       $10.574      $12.351       5,778
                                                              2004       $12.351      $12.688       2,080
                                                              2005       $12.688      $13.118       2,864
                                                              2006       $13.118      $13.529       3,165
                                                              2007       $13.529      $13.961       3,139
                                                              2008       $13.961       $8.598       1,766


                              127     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.084       1,694
                                                           2005       $11.084      $12.047       1,655
                                                           2006       $12.047      $12.364       1,701
                                                           2007       $12.364      $14.220       1,542
                                                           2008       $14.220       $7.394       1,675
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.297           0
                                                           2005       $11.297      $11.505         232
                                                           2006       $11.505      $13.059         434
                                                           2007       $13.059      $12.474       1,335
                                                           2008       $12.474       $7.832       1,417
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2003        $9.925      $11.693       1,278
                                                           2004       $11.693      $12.212           0
                                                           2005       $12.212      $12.858           0
                                                           2006       $12.858      $12.907           0
                                                           2007       $12.907      $14.724           0
                                                           2008       $14.724       $7.328           0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.775      $13.304       1,395
                                                           2004       $13.304      $14.850       1,131
                                                           2005       $14.850      $15.937         849
                                                           2006       $15.937      $18.080         980
                                                           2007       $18.080      $18.128       1,006
                                                           2008       $18.128      $12.019       1,053
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                           2003       $10.000      $10.000           0
                                                           2004       $10.000       $9.835       4,172
                                                           2005        $9.835       $9.854       3,349
                                                           2006        $9.854      $10.040       2,852
                                                           2007       $10.040      $10.257       2,651
                                                           2008       $10.257      $10.212       2,030
---------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                           2003       $12.285      $13.821           0
                                                           2004       $13.821      $14.881       1,477
                                                           2005       $14.881      $16.322       1,382
                                                           2006       $16.322      $17.691       1,351
                                                           2007       $17.691      $18.407       1,247
                                                           2008       $18.407      $15.307       1,282
---------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                           2004       $10.000      $10.922           0
                                                           2005       $10.922      $11.472         222
                                                           2006       $11.472      $12.633           0
                                                           2007       $12.633      $12.770           0
                                                           2008       $12.770       $9.657         188


                              128     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.719         388
                                                       2005       $10.719      $12.133         407
                                                       2006       $12.133      $12.355         443
                                                       2007       $12.355      $14.730         430
                                                       2008       $14.730       $7.320       1,747
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.694       1,255
                                                       2005       $10.694      $12.080       1,700
                                                       2006       $12.080      $12.266       1,083
                                                       2007       $12.266      $14.595         864
                                                       2008       $14.595       $7.231           0
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $11.030           0
                                                       2005       $11.030      $12.081           0
                                                       2006       $12.081      $14.359         475
                                                       2007       $14.359      $15.417         475
                                                       2008       $15.417      $10.715           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.793           0
                                                       2007        $9.793      $11.743           0
                                                       2008       $11.743       $6.108       1,756
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.538       1,345
                                                       2004       $13.538      $15.751       1,461
                                                       2005       $15.751      $17.392       1,402
                                                       2006       $17.392      $19.025       1,359
                                                       2007       $19.025      $19.158       1,371
                                                       2008       $19.158      $11.161       1,449
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.260       1,108
                                                       2005       $11.260      $12.370       1,052
                                                       2006       $12.370      $14.605         952
                                                       2007       $14.605      $15.404         928
                                                       2008       $15.404       $8.845         934
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.254       1,042
                                                       2005       $11.254      $12.345       1,564
                                                       2006       $12.345      $14.566       1,463
                                                       2007       $14.566      $15.348       1,384
                                                       2008       $15.348       $8.794       1,071


                              129     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2003       $11.376      $14.455       1,499
                                                  2004       $14.455      $19.239       2,484
                                                  2005       $19.239      $21.972       2,279
                                                  2006       $21.972      $29.588       1,822
                                                  2007       $29.588      $23.938       2,051
                                                  2008       $23.938      $14.502       1,387



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              130     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.270       283,913
                                                               2007       $10.270      $11.854       439,032
                                                               2008       $11.854       $6.685       480,294
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.462         4,820
                                                               2007       $10.462      $11.161         4,337
                                                               2008       $11.161       $8.219        21,445
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.491         3,082
                                                               2007       $10.491      $11.353        24,445
                                                               2008       $11.353       $7.507        76,943
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.500        11,481
                                                               2007       $10.500      $11.477        15,501
                                                               2008       $11.477       $6.983        16,534
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.352           519
                                                               2007       $10.352      $10.789        26,730
                                                               2008       $10.789       $9.481        28,748
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.746         5,960
                                                               2007        $9.746      $11.730         9,721
                                                               2008       $11.730       $6.375        14,136
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.824        20,407
                                                               2007       $10.824      $11.203       123,148
                                                               2008       $11.203       $6.928       109,337
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.879        86,590
                                                               2007        $9.879      $11.212       104,391
                                                               2008       $11.212       $6.663       132,298
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2002       $10.000      $10.853           903
                                                               2003       $10.853      $13.425       204,532
                                                               2004       $13.425      $14.614       239,720
                                                               2005       $14.614      $14.888       216,067
                                                               2006       $14.888      $17.107       540,890
                                                               2007       $17.107      $16.210       496,501
                                                               2008       $16.210      $10.345       358,524
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.240        20,529
                                                               2005       $11.240      $11.240       107,691
                                                               2006       $11.240      $13.079     1,218,293
                                                               2007       $13.079      $13.354     1,368,496
                                                               2008       $13.354       $9.244     1,325,003


                              131     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.525        5,010
                                                                      2005       $10.525      $10.468       53,966
                                                                      2006       $10.468      $11.425      762,291
                                                                      2007       $11.425      $11.943      867,606
                                                                      2008       $11.943       $7.695      791,913
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.538          290
                                                                      2003       $11.538      $15.583       12,058
                                                                      2004       $15.583      $17.095       23,996
                                                                      2005       $17.095      $17.630       21,758
                                                                      2006       $17.630      $18.858       10,502
                                                                      2007       $18.858      $20.643        7,403
                                                                      2008       $20.643      $11.681        7,971
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.228        1,221
                                                                      2003       $11.228      $14.599      109,873
                                                                      2004       $14.599      $17.778       78,714
                                                                      2005       $17.778      $19.031       91,305
                                                                      2006       $19.031      $21.909      293,264
                                                                      2007       $21.909      $21.046      271,427
                                                                      2008       $21.046      $13.873      238,542
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.253        9,294
                                                                      2005       $10.253      $10.333       19,913
                                                                      2006       $10.333      $10.577      187,553
                                                                      2007       $10.577      $11.096      248,011
                                                                      2008       $11.096      $11.748      319,693
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.019      119,365
                                                                      2007       $11.019      $12.127      189,293
                                                                      2008       $12.127       $8.538      209,202
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.327        4,512
                                                                      2003       $10.327      $12.718      203,839
                                                                      2004       $12.718      $14.097      154,189
                                                                      2005       $14.097      $15.338      187,550
                                                                      2006       $15.338      $17.869      682,906
                                                                      2007       $17.869      $18.195      703,665
                                                                      2008       $18.195      $11.261      570,057
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.236          101
                                                                      2003       $11.236      $16.917       58,107
                                                                      2004       $16.917      $20.762       14,136
                                                                      2005       $20.762      $26.037       17,133
                                                                      2006       $26.037      $32.822      112,374
                                                                      2007       $32.822      $41.594      130,198
                                                                      2008       $41.594      $19.358       97,736


                              132     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                2002       $10.000      $10.477        1,484
                                                                2003       $10.477      $13.633       79,873
                                                                2004       $13.633      $15.902       59,175
                                                                2005       $15.902      $17.241       93,972
                                                                2006       $17.241      $20.606      530,191
                                                                2007       $20.606      $23.411      597,641
                                                                2008       $23.411      $13.736      554,748
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                2002       $10.000      $10.723            0
                                                                2003       $10.723      $12.921        3,305
                                                                2004       $12.921      $14.589        8,097
                                                                2005       $14.589      $13.916        7,980
                                                                2006       $13.916      $15.444        3,331
                                                                2007       $15.444      $16.870        3,277
                                                                2008       $16.870      $17.632        4,741
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                2004       $10.000      $10.912        5,559
                                                                2005       $10.912      $11.485        7,084
                                                                2006       $11.485      $12.958      137,579
                                                                2007       $12.958      $13.608      130,324
                                                                2008       $13.608       $9.552      134,300
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                2004       $10.000      $10.363        5,743
                                                                2005       $10.363      $10.332       42,214
                                                                2006       $10.332      $11.116      348,673
                                                                2007       $11.116      $11.615      442,802
                                                                2008       $11.615       $9.426      376,145
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                2004       $10.000      $10.896        1,993
                                                                2005       $10.896      $11.072       40,840
                                                                2006       $11.072      $12.778      435,257
                                                                2007       $12.778      $13.006      437,477
                                                                2008       $13.006       $8.137      375,485
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                2004       $10.000      $11.144          268
                                                                2005       $11.144      $11.475        7,646
                                                                2006       $11.475      $12.184      104,562
                                                                2007       $12.184      $14.541      150,622
                                                                2008       $14.541       $8.837      157,421
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                2004       $10.000      $11.127        1,679
                                                                2005       $11.127      $11.851       48,962
                                                                2006       $11.851      $13.090      439,310
                                                                2007       $13.090      $12.955      414,136
                                                                2008       $12.955       $7.732      385,510


                              133     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2002       $10.000      $10.063            6
                                                              2003       $10.063      $12.422       43,239
                                                              2004       $12.422      $14.600       24,359
                                                              2005       $14.600      $16.090       27,814
                                                              2006       $16.090      $16.263       59,133
                                                              2007       $16.263      $16.969       58,286
                                                              2008       $16.969       $8.481       43,515
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2002       $10.000      $10.699          381
                                                              2003       $10.699      $13.128      118,638
                                                              2004       $13.128      $14.184       99,388
                                                              2005       $14.184      $14.472      112,333
                                                              2006       $14.472      $15.789      286,137
                                                              2007       $15.789      $16.078      289,544
                                                              2008       $16.078       $8.921      200,630
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.110           18
                                                              2005       $10.110      $10.182        6,577
                                                              2006       $10.182      $10.515      416,500
                                                              2007       $10.515      $10.770      725,278
                                                              2008       $10.770       $6.457      718,452
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.298      127,891
                                                              2004       $12.298      $12.903       60,080
                                                              2005       $12.903      $13.316       80,633
                                                              2006       $13.316      $14.111      831,237
                                                              2007       $14.111      $15.810      733,219
                                                              2008       $15.810       $8.454      552,440
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                              2002       $10.000      $10.150        1,468
                                                              2003       $10.150      $14.270       71,158
                                                              2004       $14.270      $16.695       79,066
                                                              2005       $16.695      $18.740       73,144
                                                              2006       $18.740      $21.645      182,436
                                                              2007       $21.645      $22.595      161,936
                                                              2008       $22.595      $13.267      117,070
------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                              2002       $10.000      $10.663        2,578
                                                              2003       $10.663      $12.991      158,346
                                                              2004       $12.991      $13.901      108,252
                                                              2005       $13.901      $13.955      102,339
                                                              2006       $13.955      $15.000      226,400
                                                              2007       $15.000      $14.691      214,333
                                                              2008       $14.691       $3.098      410,839


                              134     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.179          776
                                                               2003       $10.179      $12.666      331,015
                                                               2004       $12.666      $13.604      209,165
                                                               2005       $13.604      $14.157      230,257
                                                               2006       $14.157      $15.989      723,778
                                                               2007       $15.989      $16.387      716,425
                                                               2008       $16.387       $9.897      655,439
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.356        1,102
                                                               2003       $10.356      $14.701       95,842
                                                               2004       $14.701      $17.242       57,383
                                                               2005       $17.242      $18.617       65,352
                                                               2006       $18.617      $21.007      277,326
                                                               2007       $21.007      $20.384      252,656
                                                               2008       $20.384      $12.436      188,278
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2002       $10.000      $10.553        2,732
                                                               2003       $10.553      $12.168      218,046
                                                               2004       $12.168      $12.984      182,539
                                                               2005       $12.984      $13.095      227,958
                                                               2006       $13.095      $13.820      936,505
                                                               2007       $13.820      $14.898      898,573
                                                               2008       $14.898      $12.537      714,766
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                               2002       $10.000      $10.390            4
                                                               2003       $10.390      $12.464       31,401
                                                               2004       $12.464      $13.383       29,830
                                                               2005       $13.383      $14.089       40,883
                                                               2006       $14.089      $15.649      130,113
                                                               2007       $15.649      $15.851      142,847
                                                               2008       $15.851      $10.401      100,708
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                               2002       $10.000      $10.800        3,560
                                                               2003       $10.800      $13.539      241,997
                                                               2004       $13.539      $14.804      172,124
                                                               2005       $14.804      $15.331      162,143
                                                               2006       $15.331      $17.489      266,435
                                                               2007       $17.489      $16.170      244,115
                                                               2008       $16.170       $9.755      223,397
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                               2002       $10.000       $9.726        1,736
                                                               2003        $9.726      $11.331       43,250
                                                               2004       $11.331      $11.945       54,726
                                                               2005       $11.945      $13.308       49,402
                                                               2006       $13.308      $13.462       40,028
                                                               2007       $13.462      $13.168       38,972
                                                               2008       $13.168      $10.746       31,865


                              135     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                    2002       $10.000      $10.743           475
                                                    2003       $10.743      $13.378       120,256
                                                    2004       $13.378      $14.554        48,270
                                                    2005       $14.554      $14.766        57,946
                                                    2006       $14.766      $16.062       300,762
                                                    2007       $16.062      $16.246       292,179
                                                    2008       $16.246      $11.820       204,275
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2002       $10.000      $10.187         5,609
                                                    2003       $10.187      $10.469       263,037
                                                    2004       $10.469      $10.759       201,668
                                                    2005       $10.759      $10.838       232,164
                                                    2006       $10.838      $11.149     1,001,618
                                                    2007       $11.149      $11.544     1,052,702
                                                    2008       $11.544       $8.642       754,881
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.606           683
                                                    2003       $10.606      $13.416        57,398
                                                    2004       $13.416      $15.341        79,696
                                                    2005       $15.341      $16.939        90,776
                                                    2006       $16.939      $21.291       244,922
                                                    2007       $21.291      $22.704       205,176
                                                    2008       $22.704      $12.523       164,011
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.409           302
                                                    2003       $10.409      $13.024        46,132
                                                    2004       $13.024      $14.437        19,447
                                                    2005       $14.437      $15.460        25,617
                                                    2006       $15.460      $17.334       114,672
                                                    2007       $17.334      $16.176        92,519
                                                    2008       $16.176       $9.623        61,381
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.987         5,174
                                                    2003        $9.987       $9.878       199,617
                                                    2004        $9.878       $9.785        78,052
                                                    2005        $9.785       $9.873       106,156
                                                    2006        $9.873      $10.144     1,326,605
                                                    2007       $10.144      $10.459     1,230,632
                                                    2008       $10.459      $10.557     1,168,900
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.381             0
                                                    2003       $10.381      $13.530        57,917
                                                    2004       $13.530      $14.687        29,678
                                                    2005       $14.687      $15.900        28,046
                                                    2006       $15.900      $16.987        56,689
                                                    2007       $16.987      $17.675        53,275
                                                    2008       $17.675      $10.654        46,425


                              136     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2002       $10.000      $11.206        1,048
                                                              2003       $11.206      $14.610       58,917
                                                              2004       $14.610      $16.596       47,472
                                                              2005       $16.596      $17.296       78,202
                                                              2006       $17.296      $19.747      342,022
                                                              2007       $19.747      $18.481      367,814
                                                              2008       $18.481      $10.047      315,350
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.644           66
                                                              2003       $10.644      $13.128       38,525
                                                              2004       $13.128      $13.896       25,803
                                                              2005       $13.896      $14.361       22,777
                                                              2006       $14.361      $15.733       17,578
                                                              2007       $15.733      $15.568       16,380
                                                              2008       $15.568       $9.415       16,221
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.517        4,392
                                                              2003       $10.517      $12.113      147,503
                                                              2004       $12.113      $12.899      131,257
                                                              2005       $12.899      $13.202      148,439
                                                              2006       $13.202      $14.542      234,261
                                                              2007       $14.542      $14.446      206,764
                                                              2008       $14.446       $8.427      155,173
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.472            0
                                                              2003       $11.472      $14.093           14
                                                              2004       $14.093      $16.864        7,591
                                                              2005       $16.864      $18.020        6,607
                                                              2006       $18.020      $22.529       37,029
                                                              2007       $22.529      $26.590       34,126
                                                              2008       $26.590      $18.188       31,541
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.374           66
                                                              2003       $10.374      $13.596       32,814
                                                              2004       $13.596      $15.869       37,929
                                                              2005       $15.869      $17.515       34,660
                                                              2006       $17.515      $18.177       43,154
                                                              2007       $18.177      $18.568       38,321
                                                              2008       $18.568       $9.950       30,685
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.111        2,714
                                                              2003       $10.111      $12.429      204,603
                                                              2004       $12.429      $12.847      232,660
                                                              2005       $12.847      $13.363      220,448
                                                              2006       $13.363      $13.866      183,695
                                                              2007       $13.866      $14.398      171,556
                                                              2008       $14.398       $8.922      134,351


                              137     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.130       46,225
                                                           2005       $11.130      $12.171       43,238
                                                           2006       $12.171      $12.567       40,593
                                                           2007       $12.567      $14.543       31,988
                                                           2008       $14.543       $7.609       24,363
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.343       14,269
                                                           2005       $11.343      $11.622       47,730
                                                           2006       $11.622      $13.273      633,111
                                                           2007       $13.273      $12.757      537,385
                                                           2008       $12.757       $8.059      477,119
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2002       $10.000       $9.412          226
                                                           2003        $9.412      $11.767       49,664
                                                           2004       $11.767      $12.365       54,076
                                                           2005       $12.365      $13.098       53,013
                                                           2006       $13.098      $13.229      171,720
                                                           2007       $13.229      $15.184      151,568
                                                           2008       $15.184       $7.603      112,940
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2002       $10.000      $10.655        3,194
                                                           2003       $10.655      $13.388      152,359
                                                           2004       $13.388      $15.035      119,515
                                                           2005       $15.035      $16.235      127,047
                                                           2006       $16.235      $18.530      443,130
                                                           2007       $18.530      $18.694      418,529
                                                           2008       $18.694      $12.471      341,355
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                           2003       $10.000      $10.000            0
                                                           2004       $10.000       $9.895       66,137
                                                           2005        $9.895       $9.975      118,151
                                                           2006        $9.975      $10.226      302,731
                                                           2007       $10.226      $10.511      398,400
                                                           2008       $10.511      $10.529      314,797
---------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                           2002       $10.000      $11.062            0
                                                           2003       $11.062      $13.908       21,280
                                                           2004       $13.908      $15.067       16,192
                                                           2005       $15.067      $16.627       18,091
                                                           2006       $16.627      $18.131      100,034
                                                           2007       $18.131      $18.983       96,018
                                                           2008       $18.983      $15.882       83,252


                              138     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                       2004       $10.000      $10.967       16,162
                                                       2005       $10.967      $11.589       29,002
                                                       2006       $11.589      $12.840      280,682
                                                       2007       $12.840      $13.060      347,010
                                                       2008       $13.060       $9.937      331,539
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.763       24,252
                                                       2005       $10.763      $12.257       26,735
                                                       2006       $12.257      $12.558      173,605
                                                       2007       $12.558      $15.064      150,677
                                                       2008       $15.064       $7.532       80,186
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.738        9,011
                                                       2005       $10.738      $12.203       10,641
                                                       2006       $12.203      $12.468      124,471
                                                       2007       $12.468      $14.926      106,403
                                                       2008       $14.926       $7.440       37,889
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000            0
                                                       2004       $10.000      $11.098       14,221
                                                       2005       $11.098      $12.230       27,462
                                                       2006       $12.230      $14.625      272,665
                                                       2007       $14.625      $15.798      294,419
                                                       2008       $15.798      $11.048      255,720
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.833       92,016
                                                       2007        $9.833      $11.864      215,863
                                                       2008       $11.864       $6.209      236,127
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.593       20,071
                                                       2004       $13.593      $15.912       19,130
                                                       2005       $15.912      $17.677       17,888
                                                       2006       $17.677      $19.456       35,605
                                                       2007       $19.456      $19.712       38,349
                                                       2008       $19.712      $11.554       27,627
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.306       58,610
                                                       2005       $11.306      $12.497       51,537
                                                       2006       $12.497      $14.844      112,320
                                                       2007       $14.844      $15.753      100,885
                                                       2008       $15.753       $9.101       86,957
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.300       14,404
                                                       2005       $11.300      $12.472       20,338
                                                       2006       $12.472      $14.805      114,995
                                                       2007       $14.805      $15.697      163,770
                                                       2008       $15.697       $9.049      159,408


                              139     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2002       $10.000      $10.703        1,077
                                                  2003       $10.703      $14.547       58,906
                                                  2004       $14.547      $19.479       58,603
                                                  2005       $19.479      $22.382       68,172
                                                  2006       $22.382      $30.325      181,974
                                                  2007       $30.325      $24.686      156,400
                                                  2008       $24.686      $15.048      151,102



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the except for the Oppenheimer Capital Appreciation/VA--Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              140     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.207           0
                                                               2007       $10.207      $11.673           0
                                                               2008       $11.673       $6.523           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.397           0
                                                               2007       $10.397      $10.991           0
                                                               2008       $10.991       $8.020           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.427           0
                                                               2007       $10.427      $11.179           0
                                                               2008       $11.179       $7.325           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.436           0
                                                               2007       $10.436      $11.302           0
                                                               2008       $11.302       $6.813           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.289           0
                                                               2007       $10.289      $10.624           0
                                                               2008       $10.624       $9.251           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.686           0
                                                               2007        $9.686      $11.551           0
                                                               2008       $11.551       $6.220           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.757           0
                                                               2007       $10.757      $11.031           0
                                                               2008       $11.031       $6.759           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.818           0
                                                               2007        $9.818      $11.040           0
                                                               2008       $11.040       $6.501           0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2003       $10.680      $13.292         794
                                                               2004       $13.292      $14.336       1,584
                                                               2005       $14.336      $14.472       1,014
                                                               2006       $14.472      $16.477         963
                                                               2007       $16.477      $15.469       1,185
                                                               2008       $15.469       $9.782       1,244
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.171           0
                                                               2005       $11.171      $11.069           0
                                                               2006       $11.069      $12.763           0
                                                               2007       $12.763      $12.911           0
                                                               2008       $12.911       $8.856           0


                              141     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.501           0
                                                                      2005       $10.501      $10.349       7,469
                                                                      2006       $10.349      $11.192       6,505
                                                                      2007       $11.192      $11.592       6,371
                                                                      2008       $11.592       $7.400       6,487
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.801      $15.428           0
                                                                      2004       $15.428      $16.770           0
                                                                      2005       $16.770      $17.137           0
                                                                      2006       $17.137      $18.164           0
                                                                      2007       $18.164      $19.700           0
                                                                      2008       $19.700      $11.045           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.021      $14.453       5,633
                                                                      2004       $14.453      $17.440       5,461
                                                                      2005       $17.440      $18.498       5,412
                                                                      2006       $18.498      $21.102       4,871
                                                                      2007       $21.102      $20.084       4,745
                                                                      2008       $20.084      $13.117       4,658
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.190           0
                                                                      2005       $10.190      $10.176           0
                                                                      2006       $10.176      $10.322           0
                                                                      2007       $10.322      $10.728           0
                                                                      2008       $10.728      $11.255           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.951           0
                                                                      2007       $10.951      $11.942         200
                                                                      2008       $11.942       $8.331         199
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.581      $12.591           0
                                                                      2004       $12.591      $13.829         404
                                                                      2005       $13.829      $14.909           0
                                                                      2006       $14.909      $17.211           0
                                                                      2007       $17.211      $17.364           0
                                                                      2008       $17.364      $10.648           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.655      $16.748           0
                                                                      2004       $16.748      $20.367         274
                                                                      2005       $20.367      $25.309         241
                                                                      2006       $25.309      $31.613          34
                                                                      2007       $31.613      $39.694          98
                                                                      2008       $39.694      $18.304         169


                              142     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                2003       $10.359      $13.497         785
                                                                2004       $13.497      $15.599         785
                                                                2005       $15.599      $16.759       3,619
                                                                2006       $16.759      $19.847       3,197
                                                                2007       $19.847      $22.342       3,034
                                                                2008       $22.342      $12.988       3,180
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                2003       $11.563      $12.792           0
                                                                2004       $12.792      $14.312           0
                                                                2005       $14.312      $13.526           0
                                                                2006       $13.526      $14.875           0
                                                                2007       $14.875      $16.099           0
                                                                2008       $16.099      $16.672           0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                2004       $10.000      $10.887           0
                                                                2005       $10.887      $11.355           0
                                                                2006       $11.355      $12.694           0
                                                                2007       $12.694      $13.208           0
                                                                2008       $13.208       $9.186           0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                2004       $10.000      $10.339           0
                                                                2005       $10.339      $10.214       3,358
                                                                2006       $10.214      $10.890       3,659
                                                                2007       $10.890      $11.274       3,579
                                                                2008       $11.274       $9.065       2,148
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                2004       $10.000      $10.871           0
                                                                2005       $10.871      $10.946           0
                                                                2006       $10.946      $12.518           0
                                                                2007       $12.518      $12.624           0
                                                                2008       $12.624       $7.826       1,062
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                2004       $10.000      $11.119           0
                                                                2005       $11.119      $11.344           0
                                                                2006       $11.344      $11.936           0
                                                                2007       $11.936      $14.114           0
                                                                2008       $14.114       $8.499           0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                2004       $10.000      $11.102           0
                                                                2005       $11.102      $11.716       4,347
                                                                2006       $11.716      $12.823       3,504
                                                                2007       $12.823      $12.574       3,802
                                                                2008       $12.574       $7.435       4,518


                              143     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2003       $10.319      $12.298       4,939
                                                              2004       $12.298      $14.322       4,736
                                                              2005       $14.322      $15.640       4,663
                                                              2006       $15.640      $15.664       4,465
                                                              2007       $15.664      $16.193       4,277
                                                              2008       $16.193       $8.019       3,927
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2003       $11.085      $12.997           0
                                                              2004       $12.997      $13.914         468
                                                              2005       $13.914      $14.067         468
                                                              2006       $14.067      $15.207         469
                                                              2007       $15.207      $15.343         460
                                                              2008       $15.343       $8.435           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.087           0
                                                              2005       $10.087      $10.066           0
                                                              2006       $10.066      $10.300           0
                                                              2007       $10.300      $10.453           0
                                                              2008       $10.453       $6.210           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.222           0
                                                              2004       $12.222      $12.707       1,319
                                                              2005       $12.707      $12.994       3,573
                                                              2006       $12.994      $13.644       3,427
                                                              2007       $13.644      $15.146       3,202
                                                              2008       $15.146       $8.025       4,955
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                              2003       $10.062      $14.128           0
                                                              2004       $14.128      $16.377           0
                                                              2005       $16.377      $18.216         152
                                                              2006       $18.216      $20.848         140
                                                              2007       $20.848      $21.563         138
                                                              2008       $21.563      $12.545         135
------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                              2003       $11.708      $12.861       3,096
                                                              2004       $12.861      $13.636       3,274
                                                              2005       $13.636      $13.564       3,612
                                                              2006       $13.564      $14.448       3,461
                                                              2007       $14.448      $14.020       3,340
                                                              2008       $14.020       $2.929       3,933


                              144     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.442      $12.540       2,031
                                                               2004       $12.540      $13.346       1,958
                                                               2005       $13.346      $13.761       8,119
                                                               2006       $13.761      $15.400       6,907
                                                               2007       $15.400      $15.638       6,790
                                                               2008       $15.638       $9.358       7,509
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.692      $14.554         715
                                                               2004       $14.554      $16.914       1,046
                                                               2005       $16.914      $18.096       2,028
                                                               2006       $18.096      $20.234       1,714
                                                               2007       $20.234      $19.452       1,740
                                                               2008       $19.452      $11.759       2,077
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.224      $12.046       4,565
                                                               2004       $12.046      $12.737       6,173
                                                               2005       $12.737      $12.729       7,837
                                                               2006       $12.729      $13.310       8,414
                                                               2007       $13.310      $14.217       7,968
                                                               2008       $14.217      $11.855       5,798
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                               2003       $10.730      $12.339           0
                                                               2004       $12.339      $13.128           0
                                                               2005       $13.128      $13.695         750
                                                               2006       $13.695      $15.072         736
                                                               2007       $15.072      $15.127         726
                                                               2008       $15.127       $9.835           0
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                               2003       $10.971      $13.404         263
                                                               2004       $13.404      $14.522         212
                                                               2005       $14.522      $14.902         179
                                                               2006       $14.902      $16.845         148
                                                               2007       $16.845      $15.431         132
                                                               2008       $15.431       $9.224         122
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                               2003       $10.213      $11.218         116
                                                               2004       $11.218      $11.718          96
                                                               2005       $11.718      $12.935          80
                                                               2006       $12.935      $12.966          65
                                                               2007       $12.966      $12.566          53
                                                               2008       $12.566      $10.161          41


                              145     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                    2003       $11.841      $13.245           0
                                                    2004       $13.245      $14.277         391
                                                    2005       $14.277      $14.353         397
                                                    2006       $14.353      $15.470         387
                                                    2007       $15.470      $15.504         405
                                                    2008       $15.504      $11.177       3,131
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2003       $10.335      $10.364       1,290
                                                    2004       $10.364      $10.554       2,104
                                                    2005       $10.554      $10.535       7,068
                                                    2006       $10.535      $10.738       7,270
                                                    2007       $10.738      $11.016       7,160
                                                    2008       $11.016       $8.171       4,637
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2003       $10.554      $13.282      15,292
                                                    2004       $13.282      $15.049       8,870
                                                    2005       $15.049      $16.465       8,551
                                                    2006       $16.465      $20.507       8,194
                                                    2007       $20.507      $21.667       7,989
                                                    2008       $21.667      $11.841       7,104
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2003       $10.670      $12.894           0
                                                    2004       $12.894      $14.163           0
                                                    2005       $14.163      $15.027           0
                                                    2006       $15.027      $16.696           0
                                                    2007       $16.696      $15.437           0
                                                    2008       $15.437       $9.099           0
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2003        $9.917       $9.779       1,411
                                                    2004        $9.779       $9.598       3,015
                                                    2005        $9.598       $9.597       8,670
                                                    2006        $9.597       $9.770       9,762
                                                    2007        $9.770       $9.981       9,632
                                                    2008        $9.981       $9.982       4,607
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2003       $10.957      $13.395           0
                                                    2004       $13.395      $14.408           0
                                                    2005       $14.408      $15.456           0
                                                    2006       $15.456      $16.362           0
                                                    2007       $16.362      $16.868           0
                                                    2008       $16.868      $10.074           0


                              146     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2003       $11.298      $14.464      12,046
                                                              2004       $14.464      $16.280      13,910
                                                              2005       $16.280      $16.812      15,326
                                                              2006       $16.812      $19.020      14,500
                                                              2007       $19.020      $17.637      14,265
                                                              2008       $17.637       $9.500      13,254
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2003       $10.819      $12.997           0
                                                              2004       $12.997      $13.632           0
                                                              2005       $13.632      $13.960           0
                                                              2006       $13.960      $15.153           0
                                                              2007       $15.153      $14.856           0
                                                              2008       $14.856       $8.902           0
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2003       $10.660      $11.992       1,563
                                                              2004       $11.992      $12.654       1,561
                                                              2005       $12.654      $12.833       2,112
                                                              2006       $12.833      $14.006       1,869
                                                              2007       $14.006      $13.786       1,731
                                                              2008       $13.786       $7.968         833
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2003       $11.455      $13.971           0
                                                              2004       $13.971      $16.543           0
                                                              2005       $16.543      $17.516           0
                                                              2006       $17.516      $21.699           0
                                                              2007       $21.699      $25.376           0
                                                              2008       $25.376      $17.199           0
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2003       $10.776      $13.460           0
                                                              2004       $13.460      $15.567           0
                                                              2005       $15.567      $17.025           0
                                                              2006       $17.025      $17.507           0
                                                              2007       $17.507      $17.719           0
                                                              2008       $17.719       $9.408           0
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2003       $10.557      $12.305         813
                                                              2004       $12.305      $12.603         915
                                                              2005       $12.603      $12.989           0
                                                              2006       $12.989      $13.355           0
                                                              2007       $13.355      $13.740           0
                                                              2008       $13.740       $8.436           0


                              147     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.062       1,030
                                                           2005       $11.062      $11.986       1,030
                                                           2006       $11.986      $12.263       1,003
                                                           2007       $12.263      $14.061         955
                                                           2008       $14.061       $7.289         956
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.274           0
                                                           2005       $11.274      $11.446       2,787
                                                           2006       $11.446      $12.952       2,016
                                                           2007       $12.952      $12.334       2,145
                                                           2008       $12.334       $7.721       2,244
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2003        $9.909      $11.650      14,005
                                                           2004       $11.650      $12.129      16,837
                                                           2005       $12.129      $12.732      15,428
                                                           2006       $12.732      $12.742      14,773
                                                           2007       $12.742      $14.490      14,117
                                                           2008       $14.490       $7.189      12,744
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.757      $13.254       2,676
                                                           2004       $13.254      $14.749       2,467
                                                           2005       $14.749      $15.781       5,528
                                                           2006       $15.781      $17.848       4,770
                                                           2007       $17.848      $17.840       4,656
                                                           2008       $17.840      $11.792       4,541
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                           2003       $10.000      $10.000           0
                                                           2004       $10.000       $9.805           0
                                                           2005        $9.805       $9.793           0
                                                           2006        $9.793       $9.948           0
                                                           2007        $9.948      $10.132           0
                                                           2008       $10.132      $10.056       4,793
---------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                           2003       $12.265      $13.770           0
                                                           2004       $13.770      $14.780           0
                                                           2005       $14.780      $16.162           0
                                                           2006       $16.162      $17.464           0
                                                           2007       $17.464      $18.115           0
                                                           2008       $18.115      $15.018           0
---------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                           2004       $10.000      $10.900           0
                                                           2005       $10.900      $11.413           0
                                                           2006       $11.413      $12.530           0
                                                           2007       $12.530      $12.627           0
                                                           2008       $12.627       $9.520           0


                              148     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.697       3,557
                                                       2005       $10.697      $12.071       3,407
                                                       2006       $12.071      $12.254       3,405
                                                       2007       $12.254      $14.565       3,141
                                                       2008       $14.565       $7.216       3,594
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.672           0
                                                       2005       $10.672      $12.018           0
                                                       2006       $12.018      $12.166           0
                                                       2007       $12.166      $14.432           0
                                                       2008       $14.432       $7.127           0
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $10.996           0
                                                       2005       $10.996      $12.007           0
                                                       2006       $12.007      $14.228           0
                                                       2007       $14.228      $15.228         159
                                                       2008       $15.228      $10.551         157
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.772           0
                                                       2007        $9.772      $11.682           0
                                                       2008       $11.682       $6.058           0
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.510           0
                                                       2004       $13.510      $15.670           0
                                                       2005       $15.670      $17.250           0
                                                       2006       $17.250      $18.813           0
                                                       2007       $18.813      $18.885           0
                                                       2008       $18.885      $10.968           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.237       1,038
                                                       2005       $11.237      $12.307       1,038
                                                       2006       $12.307      $14.486       1,011
                                                       2007       $14.486      $15.231         963
                                                       2008       $15.231       $8.719         963
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.231           0
                                                       2005       $11.231      $12.282           0
                                                       2006       $12.282      $14.447           0
                                                       2007       $14.447      $15.176         153
                                                       2008       $15.176       $8.668         152


                              149     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2003       $11.357      $14.402       2,467
                                                  2004       $14.402      $19.109       2,258
                                                  2005       $19.109      $21.756       2,395
                                                  2006       $21.756      $29.208       2,198
                                                  2007       $29.208      $23.558       2,284
                                                  2008       $23.558      $14.228       1,464



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              150     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.270       58,931
                                                               2007       $10.270      $11.854      205,386
                                                               2008       $11.854       $6.685      199,825
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.462       22,865
                                                               2007       $10.462      $11.161       49,421
                                                               2008       $11.161       $8.219       88,629
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.491            0
                                                               2007       $10.491      $11.353            0
                                                               2008       $11.353       $7.507        8,967
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.500        4,936
                                                               2007       $10.500      $11.477        3,177
                                                               2008       $11.477       $6.983        1,002
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.352        2,423
                                                               2007       $10.352      $10.789        4,787
                                                               2008       $10.789       $9.481        6,169
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.746            0
                                                               2007        $9.746      $11.730        1,813
                                                               2008       $11.730       $6.375        1,340
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.824       22,952
                                                               2007       $10.824      $11.203       55,881
                                                               2008       $11.203       $6.928       58,510
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.879        9,989
                                                               2007        $9.879      $11.212       38,987
                                                               2008       $11.212       $6.663       39,134
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2002       $10.000      $10.853        1,895
                                                               2003       $10.853      $13.425       31,028
                                                               2004       $13.425      $14.614       68,823
                                                               2005       $14.614      $14.888       79,315
                                                               2006       $14.888      $17.107       84,562
                                                               2007       $17.107      $16.210       90,229
                                                               2008       $16.210      $10.345       80,421
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.240       22,636
                                                               2005       $11.240      $11.240      258,448
                                                               2006       $11.240      $13.079      488,323
                                                               2007       $13.079      $13.354      651,119
                                                               2008       $13.354       $9.244      569,671


                              151     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.525        1,153
                                                                      2005       $10.525      $10.468      106,672
                                                                      2006       $10.468      $11.425      209,179
                                                                      2007       $11.425      $11.943      242,913
                                                                      2008       $11.943       $7.695      220,904
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.538            0
                                                                      2003       $11.538      $15.583        2,120
                                                                      2004       $15.583      $17.095        1,457
                                                                      2005       $17.095      $17.630        1,685
                                                                      2006       $17.630      $18.858        1,833
                                                                      2007       $18.858      $20.643        1,745
                                                                      2008       $20.643      $11.681        1,870
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.228            0
                                                                      2003       $11.228      $14.599       17,710
                                                                      2004       $14.599      $17.778       32,091
                                                                      2005       $17.778      $19.031       56,409
                                                                      2006       $19.031      $21.909       67,453
                                                                      2007       $21.909      $21.046       74,742
                                                                      2008       $21.046      $13.873       68,129
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.253        4,788
                                                                      2005       $10.253      $10.333       36,809
                                                                      2006       $10.333      $10.577       69,659
                                                                      2007       $10.577      $11.096       71,356
                                                                      2008       $11.096      $11.748       84,106
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.019       28,256
                                                                      2007       $11.019      $12.127      139,069
                                                                      2008       $12.127       $8.538      142,841
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.327            0
                                                                      2003       $10.327      $12.718       51,247
                                                                      2004       $12.718      $14.097       89,468
                                                                      2005       $14.097      $15.338      195,874
                                                                      2006       $15.338      $17.869      248,012
                                                                      2007       $17.869      $18.195      286,267
                                                                      2008       $18.195      $11.261      235,403


                              152     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.236            0
                                                                 2003       $11.236      $16.917        4,338
                                                                 2004       $16.917      $20.762       10,936
                                                                 2005       $20.762      $26.037       24,121
                                                                 2006       $26.037      $32.822       33,128
                                                                 2007       $32.822      $41.594       21,398
                                                                 2008       $41.594      $19.358       21,909
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.477            0
                                                                 2003       $10.477      $13.633       10,738
                                                                 2004       $13.633      $15.902       24,545
                                                                 2005       $15.902      $17.241      131,380
                                                                 2006       $17.241      $20.606      214,900
                                                                 2007       $20.606      $23.411      229,814
                                                                 2008       $23.411      $13.736      198,347
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.723        1,921
                                                                 2003       $10.723      $12.920        1,995
                                                                 2004       $12.920      $14.589        2,561
                                                                 2005       $14.589      $13.916        2,729
                                                                 2006       $13.916      $15.444        2,751
                                                                 2007       $15.444      $16.870        2,584
                                                                 2008       $16.870      $17.632        1,829
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                 2004       $10.000      $10.912        2,680
                                                                 2005       $10.912      $11.485       19,434
                                                                 2006       $11.485      $12.958       33,197
                                                                 2007       $12.958      $13.608       39,496
                                                                 2008       $13.608       $9.552       35,683
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                 2004       $10.000      $10.363        1,954
                                                                 2005       $10.363      $10.332       64,927
                                                                 2006       $10.332      $11.116      124,486
                                                                 2007       $11.116      $11.615      173,757
                                                                 2008       $11.615       $9.426      146,403
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                 2004       $10.000      $10.896        7,786
                                                                 2005       $10.896      $11.072       66,461
                                                                 2006       $11.072      $12.778       96,277
                                                                 2007       $12.778      $13.006      122,166
                                                                 2008       $13.006       $8.137      105,589


                              153     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                              2004       $10.000      $11.144           86
                                                              2005       $11.144      $11.475        6,838
                                                              2006       $11.475      $12.184       31,720
                                                              2007       $12.184      $14.541       42,332
                                                              2008       $14.541       $8.837       39,901
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                              2004       $10.000      $11.127        2,907
                                                              2005       $11.127      $11.851       88,785
                                                              2006       $11.851      $13.090      113,220
                                                              2007       $13.090      $12.955      133,809
                                                              2008       $12.955       $7.732      127,162
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2002       $10.000      $10.063            0
                                                              2003       $10.063      $12.422        8,483
                                                              2004       $12.422      $14.600       22,403
                                                              2005       $14.600      $16.090       30,987
                                                              2006       $16.090      $16.263       40,565
                                                              2007       $16.263      $16.969       36,754
                                                              2008       $16.969       $8.481       36,514
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2002       $10.000      $10.699            0
                                                              2003       $10.699      $13.128       14,806
                                                              2004       $13.128      $14.184       25,039
                                                              2005       $14.184      $14.472       40,359
                                                              2006       $14.472      $15.789       46,580
                                                              2007       $15.789      $16.078       45,964
                                                              2008       $16.078       $8.921       44,678
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.110        1,900
                                                              2005       $10.110      $10.182       19,950
                                                              2006       $10.182      $10.515      131,838
                                                              2007       $10.515      $10.770      250,642
                                                              2008       $10.770       $6.457      255,607
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.298       16,293
                                                              2004       $12.298      $12.903       62,821
                                                              2005       $12.903      $13.316      119,313
                                                              2006       $13.316      $14.111      148,739
                                                              2007       $14.111      $15.810      121,790
                                                              2008       $15.810       $8.454      106,556


                              154     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.150            0
                                                               2003       $10.150      $14.270        4,146
                                                               2004       $14.270      $16.695       18,071
                                                               2005       $16.695      $18.740       21,315
                                                               2006       $18.740      $21.645       21,514
                                                               2007       $21.645      $22.595       24,156
                                                               2008       $22.595      $13.267       18,696
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.663            0
                                                               2003       $10.663      $12.991           12
                                                               2004       $12.991      $13.901       41,186
                                                               2005       $13.901      $13.955       48,901
                                                               2006       $13.955      $15.000       61,033
                                                               2007       $15.000      $14.691       66,322
                                                               2008       $14.691       $3.098       87,042
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.179        1,945
                                                               2003       $10.179      $12.666       26,782
                                                               2004       $12.666      $13.604       59,125
                                                               2005       $13.604      $14.157      140,753
                                                               2006       $14.157      $15.989      202,184
                                                               2007       $15.989      $16.387      197,820
                                                               2008       $16.387       $9.897      190,381
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.356            0
                                                               2003       $10.356      $14.701       14,941
                                                               2004       $14.701      $17.242       25,485
                                                               2005       $17.242      $18.617       41,748
                                                               2006       $18.617      $21.007       54,905
                                                               2007       $21.007      $20.384       54,188
                                                               2008       $20.384      $12.436       48,848
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2002       $10.000      $10.553        1,928
                                                               2003       $10.553      $12.168       41,097
                                                               2004       $12.168      $12.984       77,772
                                                               2005       $12.984      $13.095      191,974
                                                               2006       $13.095      $13.820      247,776
                                                               2007       $13.820      $14.898      297,150
                                                               2008       $14.898      $12.537      258,453


                              155     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                      2002       $10.000      $10.390            0
                                                      2003       $10.390      $12.464        8,988
                                                      2004       $12.464      $13.383       14,779
                                                      2005       $13.383      $14.089       22,697
                                                      2006       $14.089      $15.649       33,202
                                                      2007       $15.649      $15.851       29,202
                                                      2008       $15.851      $10.401       22,083
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                      2002       $10.000      $10.800            0
                                                      2003       $10.800      $14.093        2,112
                                                      2004       $14.093      $14.804       49,986
                                                      2005       $14.804      $15.331       53,041
                                                      2006       $15.331      $17.489       51,557
                                                      2007       $17.489      $16.170       56,846
                                                      2008       $16.170       $9.755       35,860
----------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                      2002       $10.000       $9.726            0
                                                      2003        $9.726      $11.331          978
                                                      2004       $11.331      $11.945        1,958
                                                      2005       $11.945      $13.308        2,147
                                                      2006       $13.308      $13.462        2,250
                                                      2007       $13.462      $13.168        2,107
                                                      2008       $13.168      $10.746        1,552
----------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                      2002       $10.000      $10.743            0
                                                      2003       $10.743      $13.378       20,709
                                                      2004       $13.378      $14.554       39,241
                                                      2005       $14.554      $14.766       58,158
                                                      2006       $14.766      $16.062       84,296
                                                      2007       $16.062      $16.246       90,170
                                                      2008       $16.246      $11.820       71,506
----------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                      2002       $10.000      $10.187            0
                                                      2003       $10.187      $10.469       33,742
                                                      2004       $10.469      $10.759       65,425
                                                      2005       $10.759      $10.838      153,673
                                                      2006       $10.838      $11.149      278,298
                                                      2007       $11.149      $11.544      316,107
                                                      2008       $11.544       $8.642      257,346


                              156     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.606            0
                                                    2003       $10.606      $13.416       16,560
                                                    2004       $13.416      $15.341       23,536
                                                    2005       $15.341      $16.939       34,205
                                                    2006       $16.939      $21.291       56,149
                                                    2007       $21.291      $22.704       67,587
                                                    2008       $22.704      $12.523       61,723
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.409            0
                                                    2003       $10.409      $13.024        4,222
                                                    2004       $13.024      $14.437        5,134
                                                    2005       $14.437      $15.460       14,206
                                                    2006       $15.460      $17.334       28,439
                                                    2007       $17.334      $16.176       33,309
                                                    2008       $16.176       $9.623       21,458
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.987            0
                                                    2003        $9.987       $9.878        3,503
                                                    2004        $9.878       $9.785       25,745
                                                    2005        $9.785       $9.873      132,095
                                                    2006        $9.873      $10.144      212,468
                                                    2007       $10.144      $10.459      333,114
                                                    2008       $10.459      $10.557      236,819
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.381            0
                                                    2003       $10.381      $13.530        4,646
                                                    2004       $13.530      $14.687        4,607
                                                    2005       $14.687      $15.900        4,534
                                                    2006       $15.900      $16.987        4,578
                                                    2007       $16.987      $17.675        3,706
                                                    2008       $17.675      $10.654        1,418
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2002       $10.000      $11.206            0
                                                    2003       $11.206      $14.610        3,413
                                                    2004       $14.610      $16.596        9,332
                                                    2005       $16.596      $17.296       52,908
                                                    2006       $17.296      $19.747       83,473
                                                    2007       $19.747      $18.481       99,643
                                                    2008       $18.481      $10.047       92,634


                              157     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.644           0
                                                              2003       $10.644      $13.128       2,239
                                                              2004       $13.128      $13.896       4,387
                                                              2005       $13.896      $14.361       4,597
                                                              2006       $14.361      $15.733       4,443
                                                              2007       $15.733      $15.568       3,226
                                                              2008       $15.568       $9.415       2,745
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.517           0
                                                              2003       $10.517      $12.113      24,540
                                                              2004       $12.113      $12.899      64,309
                                                              2005       $12.899      $13.202      58,344
                                                              2006       $13.202      $14.542      72,048
                                                              2007       $14.542      $14.446      67,765
                                                              2008       $14.446       $8.427      38,767
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.472           0
                                                              2003       $11.472      $14.093       2,112
                                                              2004       $14.093      $16.864       5,170
                                                              2005       $16.864      $18.020       5,057
                                                              2006       $18.020      $22.529       4,787
                                                              2007       $22.529      $26.590       2,885
                                                              2008       $26.590      $18.188       2,084
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.374           0
                                                              2003       $10.374      $13.596       9,417
                                                              2004       $13.596      $15.869      15,619
                                                              2005       $15.869      $17.515      12,925
                                                              2006       $17.515      $18.177       9,150
                                                              2007       $18.177      $18.568       7,663
                                                              2008       $18.568       $9.950       6,265
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.111           0
                                                              2003       $10.111      $12.429      44,440
                                                              2004       $12.429      $12.847      54,946
                                                              2005       $12.847      $13.363      71,627
                                                              2006       $13.363      $13.866      70,383
                                                              2007       $13.866      $14.398      64,271
                                                              2008       $14.398       $8.922      51,527
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                              2004       $10.000      $11.130       5,000
                                                              2005       $11.130      $12.171       9,550
                                                              2006       $12.171      $12.567       7,898
                                                              2007       $12.567      $14.543       7,549
                                                              2008       $14.543       $7.609       6,352


                              158     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2004       $10.000      $11.343       29,089
                                                          2005       $11.343      $11.622      104,771
                                                          2006       $11.622      $13.273      162,673
                                                          2007       $13.273      $12.757      166,026
                                                          2008       $12.757       $8.059      133,110
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2002       $10.000       $9.412            0
                                                          2003        $9.412      $11.767        4,800
                                                          2004       $11.767      $12.365       16,427
                                                          2005       $12.365      $13.098       35,171
                                                          2006       $13.098      $13.229       43,766
                                                          2007       $13.229      $15.184       46,533
                                                          2008       $15.184       $7.603       41,011
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2002       $10.000      $10.655            0
                                                          2003       $10.655      $13.388       16,041
                                                          2004       $13.388      $15.035       55,062
                                                          2005       $15.035      $16.235       97,713
                                                          2006       $16.235      $18.530      121,276
                                                          2007       $18.530      $18.694      125,665
                                                          2008       $18.694      $12.471      111,525
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.895       23,867
                                                          2005        $9.895       $9.975       76,491
                                                          2006        $9.975      $10.226       55,566
                                                          2007       $10.226      $10.511       52,997
                                                          2008       $10.511      $10.529       45,546
--------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                          2002       $10.000      $11.062            0
                                                          2003       $11.062      $13.908        2,511
                                                          2004       $13.908      $15.067        7,583
                                                          2005       $15.067      $16.627       20,297
                                                          2006       $16.627      $18.131       24,735
                                                          2007       $18.131      $18.983       25,013
                                                          2008       $18.983      $15.882       22,345
--------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                          2004       $10.000      $10.967       40,892
                                                          2005       $10.967      $11.589       82,180
                                                          2006       $11.589      $12.840      139,142
                                                          2007       $12.840      $13.060      160,968
                                                          2008       $13.060       $9.937      149,835


                              159     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.763        7,291
                                                       2005       $10.763      $12.257        6,860
                                                       2006       $12.257      $12.558        5,209
                                                       2007       $12.558      $15.064        4,795
                                                       2008       $15.064       $7.532        3,861
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.738        4,141
                                                       2005       $10.738      $12.203        5,702
                                                       2006       $12.203      $12.468        8,295
                                                       2007       $12.468      $14.926        8,181
                                                       2008       $14.926       $7.440        8,649
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000            0
                                                       2004       $10.000      $11.098       20,294
                                                       2005       $11.098      $12.230       67,795
                                                       2006       $12.230      $14.625      126,365
                                                       2007       $14.625      $15.798      126,897
                                                       2008       $15.798      $11.048      108,420
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.833       33,087
                                                       2007        $9.833      $11.864       55,991
                                                       2008       $11.864       $6.209       61,786
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.593        1,742
                                                       2004       $13.593      $15.912        8,905
                                                       2005       $15.912      $17.677       12,996
                                                       2006       $17.677      $19.456       11,922
                                                       2007       $19.456      $19.712        9,527
                                                       2008       $19.712      $11.554        7,698
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.306       17,454
                                                       2005       $11.306      $12.497       18,097
                                                       2006       $12.497      $14.844       17,725
                                                       2007       $14.844      $15.753       14,683
                                                       2008       $15.753       $9.101       13,906
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.300       18,683
                                                       2005       $11.300      $12.472       23,225
                                                       2006       $12.472      $14.805       40,335
                                                       2007       $14.805      $15.697       53,940
                                                       2008       $15.697       $9.049       55,316


                              160     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.4



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2002       $10.000      $10.703           0
                                                  2003       $10.703      $14.547      10,341
                                                  2004       $14.547      $19.479      25,715
                                                  2005       $19.479      $22.382      34,738
                                                  2006       $22.382      $30.325      37,755
                                                  2007       $30.325      $24.686      45,700
                                                  2008       $24.686      $15.048      41,215



* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA--Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub- Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              161     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.207         0
                                                               2007       $10.207      $11.673         0
                                                               2008       $11.673       $6.523         0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.397         0
                                                               2007       $10.397      $10.991         0
                                                               2008       $10.991       $8.020         0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.427         0
                                                               2007       $10.427      $11.179         0
                                                               2008       $11.179       $7.325         0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.436         0
                                                               2007       $10.436      $11.302         0
                                                               2008       $11.302       $6.813         0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.289         0
                                                               2007       $10.289      $10.624         0
                                                               2008       $10.624       $9.251         0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.686         0
                                                               2007        $9.686      $11.551         0
                                                               2008       $11.551       $6.220         0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.757         0
                                                               2007       $10.757      $11.031         0
                                                               2008       $11.031       $6.759         0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.818         0
                                                               2007        $9.818      $11.040         0
                                                               2008       $11.040       $6.501         0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2003       $10.680      $13.292         0
                                                               2004       $13.292      $14.336         0
                                                               2005       $14.336      $14.472         0
                                                               2006       $14.472      $16.477         0
                                                               2007       $16.477      $15.469         0
                                                               2008       $15.469       $9.782         0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.171         0
                                                               2005       $11.171      $11.069         0
                                                               2006       $11.069      $12.763         0
                                                               2007       $12.763      $12.911         0
                                                               2008       $12.911       $8.856         0


                              162     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.501          0
                                                                      2005       $10.501      $10.349         40
                                                                      2006       $10.349      $11.192         40
                                                                      2007       $11.192      $11.592         40
                                                                      2008       $11.592       $7.400         40
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.801      $15.428          0
                                                                      2004       $15.428      $16.770          0
                                                                      2005       $16.770      $17.137          0
                                                                      2006       $17.137      $18.164          0
                                                                      2007       $18.164      $19.700          0
                                                                      2008       $19.700      $11.045          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.021      $14.453          0
                                                                      2004       $14.453      $17.440          0
                                                                      2005       $17.440      $18.498          0
                                                                      2006       $18.498      $21.102          0
                                                                      2007       $21.102      $20.084          0
                                                                      2008       $20.084      $13.117          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.190          0
                                                                      2005       $10.190      $10.176          0
                                                                      2006       $10.176      $10.322          0
                                                                      2007       $10.322      $10.728          0
                                                                      2008       $10.728      $11.255          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.951          0
                                                                      2007       $10.951      $11.942          0
                                                                      2008       $11.942       $8.331          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.581      $12.591          0
                                                                      2004       $12.591      $13.829          0
                                                                      2005       $13.829      $14.909          0
                                                                      2006       $14.909      $17.211        552
                                                                      2007       $17.211      $17.364        548
                                                                      2008       $17.364      $10.648        545
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.655      $16.748          0
                                                                      2004       $16.748      $20.367          0
                                                                      2005       $20.367      $25.309          0
                                                                      2006       $25.309      $31.613          0
                                                                      2007       $31.613      $39.694          0
                                                                      2008       $39.694      $18.304          0


                              163     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                2003       $10.359      $13.497          0
                                                                2004       $13.497      $15.599          0
                                                                2005       $15.599      $16.759          0
                                                                2006       $16.759      $19.847        281
                                                                2007       $19.847      $22.342        279
                                                                2008       $22.342      $12.988        277
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                2003       $11.563      $12.792          0
                                                                2004       $12.792      $14.312          0
                                                                2005       $14.312      $13.526          0
                                                                2006       $13.526      $14.875          0
                                                                2007       $14.875      $16.099          0
                                                                2008       $16.099      $16.672          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                2004       $10.000      $10.887          0
                                                                2005       $10.887      $11.355          0
                                                                2006       $11.355      $12.694          0
                                                                2007       $12.694      $13.208          0
                                                                2008       $13.208       $9.186          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                2004       $10.000      $10.339          0
                                                                2005       $10.339      $10.214          0
                                                                2006       $10.214      $10.890          0
                                                                2007       $10.890      $11.274          0
                                                                2008       $11.274       $9.065          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                2004       $10.000      $10.871          0
                                                                2005       $10.871      $10.946          0
                                                                2006       $10.946      $12.518          0
                                                                2007       $12.518      $12.624          0
                                                                2008       $12.624       $7.826          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                2004       $10.000      $11.119          0
                                                                2005       $11.119      $11.344          0
                                                                2006       $11.344      $11.936          0
                                                                2007       $11.936      $14.114          0
                                                                2008       $14.114       $8.499          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                2004       $10.000      $11.102          0
                                                                2005       $11.102      $11.716          0
                                                                2006       $11.716      $12.823          0
                                                                2007       $12.823      $12.574          0
                                                                2008       $12.574       $7.435          0


                              164     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2003       $10.319      $12.298         0
                                                              2004       $12.298      $14.322         0
                                                              2005       $14.322      $15.640         0
                                                              2006       $15.640      $15.664         0
                                                              2007       $15.664      $16.193         0
                                                              2008       $16.193       $8.019         0
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2003       $11.085      $12.997         0
                                                              2004       $12.997      $13.914         0
                                                              2005       $13.914      $14.067         0
                                                              2006       $14.067      $15.207         0
                                                              2007       $15.207      $15.343         0
                                                              2008       $15.343       $8.435         0
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.087         0
                                                              2005       $10.087      $10.066         0
                                                              2006       $10.066      $10.300         0
                                                              2007       $10.300      $10.453         0
                                                              2008       $10.453       $6.210         0
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.222         0
                                                              2004       $12.222      $12.707         0
                                                              2005       $12.707      $12.994         0
                                                              2006       $12.994      $13.644         0
                                                              2007       $13.644      $15.146         0
                                                              2008       $15.146       $8.025         0
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                              2003       $10.062      $14.128         0
                                                              2004       $14.128      $16.377         0
                                                              2005       $16.377      $18.216         0
                                                              2006       $18.216      $20.848         0
                                                              2007       $20.848      $21.563         0
                                                              2008       $21.563      $12.545         0
------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                              2003       $11.708      $12.861         0
                                                              2004       $12.861      $13.636         0
                                                              2005       $13.636      $13.564         0
                                                              2006       $13.564      $14.448         0
                                                              2007       $14.448      $14.020         0
                                                              2008       $14.020       $2.929         0


                              165     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.442      $12.540        370
                                                               2004       $12.540      $13.346        498
                                                               2005       $13.346      $13.761        525
                                                               2006       $13.761      $15.400         29
                                                               2007       $15.400      $15.638         29
                                                               2008       $15.638       $9.358         29
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.692      $14.554        321
                                                               2004       $14.554      $16.914        428
                                                               2005       $16.914      $18.096        213
                                                               2006       $18.096      $20.234        211
                                                               2007       $20.234      $19.452        210
                                                               2008       $19.452      $11.759        209
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.224      $12.046          0
                                                               2004       $12.046      $12.737          0
                                                               2005       $12.737      $12.729          0
                                                               2006       $12.729      $13.310          0
                                                               2007       $13.310      $14.217          0
                                                               2008       $14.217      $11.855          0
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                               2003       $10.730      $12.339          0
                                                               2004       $12.339      $13.128          0
                                                               2005       $13.128      $13.695          0
                                                               2006       $13.695      $15.072          0
                                                               2007       $15.072      $15.127          0
                                                               2008       $15.127       $9.835          0
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                               2003       $10.971      $13.404          0
                                                               2004       $13.404      $14.522          0
                                                               2005       $14.522      $14.902          0
                                                               2006       $14.902      $16.845          0
                                                               2007       $16.845      $15.431          0
                                                               2008       $15.431       $9.224          0
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                               2003       $10.213      $11.218          0
                                                               2004       $11.218      $11.718          0
                                                               2005       $11.718      $12.935          0
                                                               2006       $12.935      $12.966          0
                                                               2007       $12.966      $12.566          0
                                                               2008       $12.566      $10.161          0


                              166     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                    2003       $11.841      $13.245         0
                                                    2004       $13.245      $14.277         0
                                                    2005       $14.277      $14.353         0
                                                    2006       $14.353      $15.470         0
                                                    2007       $15.470      $15.504         0
                                                    2008       $15.504      $11.177         0
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2003       $10.335      $10.364         0
                                                    2004       $10.364      $10.554         0
                                                    2005       $10.554      $10.535         0
                                                    2006       $10.535      $10.738         0
                                                    2007       $10.738      $11.016         0
                                                    2008       $11.016       $8.171         0
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2003       $10.554      $13.282         0
                                                    2004       $13.282      $15.049         0
                                                    2005       $15.049      $16.465         0
                                                    2006       $16.465      $20.507         0
                                                    2007       $20.507      $21.667         0
                                                    2008       $21.667      $11.841         0
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2003       $10.670      $12.894         0
                                                    2004       $12.894      $14.163         0
                                                    2005       $14.163      $15.027         0
                                                    2006       $15.027      $16.696         0
                                                    2007       $16.696      $15.437         0
                                                    2008       $15.437       $9.099         0
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2003        $9.917       $9.779         0
                                                    2004        $9.779       $9.598         0
                                                    2005        $9.598       $9.597         0
                                                    2006        $9.597       $9.770         0
                                                    2007        $9.770       $9.981         0
                                                    2008        $9.981       $9.982         0
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2003       $10.957      $13.395         0
                                                    2004       $13.395      $14.408         0
                                                    2005       $14.408      $15.456         0
                                                    2006       $15.456      $16.362         0
                                                    2007       $16.362      $16.868         0
                                                    2008       $16.868      $10.074         0


                              167     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2003       $11.298      $14.464          0
                                                              2004       $14.464      $16.280          0
                                                              2005       $16.280      $16.812          0
                                                              2006       $16.812      $19.020          0
                                                              2007       $19.020      $17.637          0
                                                              2008       $17.637       $9.500          0
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2003       $10.819      $12.997        356
                                                              2004       $12.997      $13.632        481
                                                              2005       $13.632      $13.960        478
                                                              2006       $13.960      $15.153          0
                                                              2007       $15.153      $14.856          0
                                                              2008       $14.856       $8.902          0
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2003       $10.660      $11.992          0
                                                              2004       $11.992      $12.654          0
                                                              2005       $12.654      $12.833          0
                                                              2006       $12.833      $14.006          0
                                                              2007       $14.006      $13.786          0
                                                              2008       $13.786       $7.968          0
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2003       $11.623      $13.975          0
                                                              2004       $13.975      $16.543          0
                                                              2005       $16.543      $17.516          0
                                                              2006       $17.516      $21.699          0
                                                              2007       $21.699      $25.376          0
                                                              2008       $25.376      $17.199          0
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2003       $10.776      $13.460          0
                                                              2004       $13.460      $15.567          0
                                                              2005       $15.567      $17.025          0
                                                              2006       $17.025      $17.507          0
                                                              2007       $17.507      $17.719          0
                                                              2008       $17.719       $9.408          0
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2003       $10.557      $12.305          0
                                                              2004       $12.305      $12.603          0
                                                              2005       $12.603      $12.989          0
                                                              2006       $12.989      $13.355          0
                                                              2007       $13.355      $13.740          0
                                                              2008       $13.740       $8.436          0


                              168     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.062          0
                                                           2005       $11.062      $11.986          0
                                                           2006       $11.986      $12.263          0
                                                           2007       $12.263      $14.061          0
                                                           2008       $14.061       $7.289          0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.274          0
                                                           2005       $11.274      $11.446          0
                                                           2006       $11.446      $12.952          0
                                                           2007       $12.952      $12.334          0
                                                           2008       $12.334       $7.721          0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2003        $9.909      $11.650          0
                                                           2004       $11.650      $12.129          0
                                                           2005       $12.129      $12.732          0
                                                           2006       $12.732      $12.742          0
                                                           2007       $12.742      $14.490          0
                                                           2008       $14.490       $7.189          0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.757      $13.254        354
                                                           2004       $13.254      $14.749        476
                                                           2005       $14.749      $15.781        499
                                                           2006       $15.781      $17.848        625
                                                           2007       $17.848      $17.840        621
                                                           2008       $17.840      $11.792        617
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                           2003       $10.000      $10.000          0
                                                           2004       $10.000       $9.805          0
                                                           2005        $9.805       $9.793          0
                                                           2006        $9.793       $9.948          0
                                                           2007        $9.948      $10.132          0
                                                           2008       $10.132      $10.056          0
---------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                           2003       $12.265      $13.770          0
                                                           2004       $13.770      $14.780          0
                                                           2005       $14.780      $16.162          0
                                                           2006       $16.162      $17.464          0
                                                           2007       $17.464      $18.115          0
                                                           2008       $18.115      $15.018          0
---------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                           2004       $10.000      $10.900          0
                                                           2005       $10.900      $11.413          0
                                                           2006       $11.413      $12.530          0
                                                           2007       $12.530      $12.627          0
                                                           2008       $12.627       $9.520          0


                              169     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.697            0
                                                       2005       $10.697      $12.071            0
                                                       2006       $12.071      $12.254      688,857
                                                       2007       $12.254      $14.565          851
                                                       2008       $14.565       $7.216          845
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.672            0
                                                       2005       $10.672      $12.018            0
                                                       2006       $12.018      $12.166            0
                                                       2007       $12.166      $14.432            0
                                                       2008       $14.432       $7.127            0
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000            0
                                                       2004       $10.000      $10.996            0
                                                       2005       $10.996      $12.007            0
                                                       2006       $12.007      $14.228            0
                                                       2007       $14.228      $15.228            0
                                                       2008       $15.228      $10.551            0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.772            0
                                                       2007        $9.772      $11.682            0
                                                       2008       $11.682       $6.058            0
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.510            0
                                                       2004       $13.510      $15.670            0
                                                       2005       $15.670      $17.250            0
                                                       2006       $17.250      $18.813          211
                                                       2007       $18.813      $18.885          210
                                                       2008       $18.885      $10.968          208
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.237          629
                                                       2005       $11.237      $12.307          313
                                                       2006       $12.307      $14.486          311
                                                       2007       $14.486      $15.231          309
                                                       2008       $15.231       $8.719          307
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.231            0
                                                       2005       $11.231      $12.282            0
                                                       2006       $12.282      $14.447            0
                                                       2007       $14.447      $15.176            0
                                                       2008       $15.176       $8.668            0


                              170     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.3



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2003       $11.357      $14.402         0
                                                  2004       $14.402      $19.109         0
                                                  2005       $19.109      $21.756         0
                                                  2006       $21.756      $29.208         0
                                                  2007       $29.208      $23.558         0
                                                  2008       $23.558      $14.228         0



* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              171     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.263       414,282
                                                               2007       $10.263      $11.834       723,702
                                                               2008       $11.834       $6.667       709,286
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.454       130,383
                                                               2007       $10.454      $11.142       148,898
                                                               2008       $11.142       $8.197        65,773
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.484        36,399
                                                               2007       $10.484      $11.333        99,598
                                                               2008       $11.333       $7.487        65,030
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.493        42,087
                                                               2007       $10.493      $11.458        40,167
                                                               2008       $11.458       $6.964        88,559
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.345         9,730
                                                               2007       $10.345      $10.771        10,156
                                                               2008       $10.771       $9.455         4,355
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.739         7,984
                                                               2007        $9.739      $11.710        10,829
                                                               2008       $11.710       $6.358        16,378
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.816        37,450
                                                               2007       $10.816      $11.184        47,278
                                                               2008       $11.184       $6.909        85,968
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.872        94,755
                                                               2007        $9.872      $11.192       192,846
                                                               2008       $11.192       $6.645       203,011
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2002       $10.000      $10.851           347
                                                               2003       $10.851      $13.409       117,457
                                                               2004       $13.409      $14.582       236,098
                                                               2005       $14.582      $14.840       310,781
                                                               2006       $14.840      $17.034       302,687
                                                               2007       $17.034      $16.124       261,390
                                                               2008       $16.124      $10.280       205,726
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.233        66,922
                                                               2005       $11.233      $11.221     1,005,366
                                                               2006       $11.221      $13.044     2,122,022
                                                               2007       $13.044      $13.304     2,815,817
                                                               2008       $13.304       $9.200     2,181,007


                              172     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.523         2,116
                                                                      2005       $10.523      $10.455       378,307
                                                                      2006       $10.455      $11.399       825,544
                                                                      2007       $11.399      $11.903     1,001,796
                                                                      2008       $11.903       $7.661       880,173
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.535           434
                                                                      2003       $11.535      $15.564         4,327
                                                                      2004       $15.564      $17.057         3,941
                                                                      2005       $17.057      $17.572         8,813
                                                                      2006       $17.572      $18.778         7,164
                                                                      2007       $18.778      $20.534         5,267
                                                                      2008       $20.534      $11.608         2,199
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.225           860
                                                                      2003       $11.225      $14.581       101,030
                                                                      2004       $14.581      $17.739       168,475
                                                                      2005       $17.739      $18.969       285,208
                                                                      2006       $18.969      $21.816       356,890
                                                                      2007       $21.816      $20.935       345,544
                                                                      2008       $20.935      $13.785       247,439
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.246        42,893
                                                                      2005       $10.246      $10.315       136,448
                                                                      2006       $10.315      $10.549       257,214
                                                                      2007       $10.549      $11.055       355,522
                                                                      2008       $11.055      $11.693       492,222
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.011       320,169
                                                                      2007       $11.011      $12.107       558,370
                                                                      2008       $12.107       $8.515       496,269
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.324         2,174
                                                                      2003       $10.324      $12.703       148,918
                                                                      2004       $12.703      $14.065       358,905
                                                                      2005       $14.065      $15.288       688,072
                                                                      2006       $15.288      $17.793     1,079,337
                                                                      2007       $17.793      $18.099     1,269,936
                                                                      2008       $18.099      $11.190     1,016,065


                              173     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.233            0
                                                                 2003       $11.233      $16.896       54,196
                                                                 2004       $16.896      $20.715       85,691
                                                                 2005       $20.715      $25.952      122,683
                                                                 2006       $25.952      $32.682      166,538
                                                                 2007       $32.682      $41.374      194,282
                                                                 2008       $41.374      $19.236      150,573
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.475          640
                                                                 2003       $10.475      $13.616       53,801
                                                                 2004       $13.616      $15.866      104,501
                                                                 2005       $15.866      $17.185      354,268
                                                                 2006       $17.185      $20.518      733,746
                                                                 2007       $20.518      $23.288      922,024
                                                                 2008       $23.288      $13.649      778,137
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.721          135
                                                                 2003       $10.721      $12.905       12,812
                                                                 2004       $12.905      $14.556        4,209
                                                                 2005       $14.556      $13.871        5,030
                                                                 2006       $13.871      $15.378        5,249
                                                                 2007       $15.378      $16.780        3,012
                                                                 2008       $16.780      $17.521        4,760
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                 2004       $10.000      $10.909        1,724
                                                                 2005       $10.909      $11.471       75,627
                                                                 2006       $11.471      $12.929      147,228
                                                                 2007       $12.929      $13.563      126,050
                                                                 2008       $13.563       $9.511       98,141
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                 2004       $10.000      $10.360        3,670
                                                                 2005       $10.360      $10.319      188,567
                                                                 2006       $10.319      $11.091      388,338
                                                                 2007       $11.091      $11.577      495,383
                                                                 2008       $11.577       $9.386      389,523
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                 2004       $10.000      $10.893       11,058
                                                                 2005       $10.893      $11.057      149,184
                                                                 2006       $11.057      $12.749      311,007
                                                                 2007       $12.749      $12.963      391,344
                                                                 2008       $12.963       $8.102      269,542


                              174     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                              2004       $10.000      $11.141        2,150
                                                              2005       $11.141      $11.460       37,104
                                                              2006       $11.460      $12.156      134,749
                                                              2007       $12.156      $14.493      199,136
                                                              2008       $14.493       $8.799      163,727
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                              2004       $10.000      $11.124           16
                                                              2005       $11.124      $11.836      431,792
                                                              2006       $11.836      $13.060      720,550
                                                              2007       $13.060      $12.913      767,839
                                                              2008       $12.913       $7.698      649,218
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2002       $10.000      $10.060            0
                                                              2003       $10.060      $12.406       22,549
                                                              2004       $12.406      $14.567       68,809
                                                              2005       $14.567      $16.038      102,358
                                                              2006       $16.038      $16.193      132,006
                                                              2007       $16.193      $16.879      111,355
                                                              2008       $16.879       $8.427       65,981
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2002       $10.000      $10.696            0
                                                              2003       $10.696      $13.112       73,942
                                                              2004       $13.112      $14.152      124,555
                                                              2005       $14.152      $14.425      184,065
                                                              2006       $14.425      $15.722      190,342
                                                              2007       $15.722      $15.993      170,766
                                                              2008       $15.993       $8.865      129,736
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.108          274
                                                              2005       $10.108      $10.169       55,948
                                                              2006       $10.169      $10.491      456,364
                                                              2007       $10.491      $10.734      845,679
                                                              2008       $10.734       $6.429      791,707
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.289       45,608
                                                              2004       $12.289      $12.881      124,466
                                                              2005       $12.881      $13.280      313,104
                                                              2006       $13.280      $14.059      394,571
                                                              2007       $14.059      $15.735      358,649
                                                              2008       $15.735       $8.405      328,673


                              175     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.148            0
                                                               2003       $10.148      $14.253       38,933
                                                               2004       $14.253      $16.657       62,907
                                                               2005       $16.657      $18.679       59,949
                                                               2006       $18.679      $21.553       90,930
                                                               2007       $21.553      $22.475       82,603
                                                               2008       $22.475      $13.184       61,365
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.661          508
                                                               2003       $10.661      $12.975       81,371
                                                               2004       $12.975      $13.869      165,436
                                                               2005       $13.869      $13.909      197,061
                                                               2006       $13.909      $14.936      160,880
                                                               2007       $14.936      $14.614      134,180
                                                               2008       $14.614       $3.078      135,257
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.177        1,007
                                                               2003       $10.177      $12.650       83,324
                                                               2004       $12.650      $13.574      196,103
                                                               2005       $13.574      $14.111      446,470
                                                               2006       $14.111      $15.921      653,766
                                                               2007       $15.921      $16.300      674,700
                                                               2008       $16.300       $9.835      587,158
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.354          745
                                                               2003       $10.354      $14.682       58,798
                                                               2004       $14.682      $17.203      106,502
                                                               2005       $17.203      $18.556      180,178
                                                               2006       $18.556      $20.918      260,535
                                                               2007       $20.918      $20.276      252,429
                                                               2008       $20.276      $12.357      187,285
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2002       $10.000      $10.551            0
                                                               2003       $10.551      $12.153      261,984
                                                               2004       $12.153      $12.955      475,970
                                                               2005       $12.955      $13.052      837,415
                                                               2006       $13.052      $13.761      941,030
                                                               2007       $13.761      $14.819      918,620
                                                               2008       $14.819      $12.458      681,916


                              176     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                      2002       $10.000      $10.388            0
                                                      2003       $10.388      $12.448       12,054
                                                      2004       $12.448      $13.353       35,146
                                                      2005       $13.353      $14.043      132,476
                                                      2006       $14.043      $15.582      172,913
                                                      2007       $15.582      $15.767      162,161
                                                      2008       $15.767      $10.335      107,317
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                      2002       $10.000      $10.798        1,666
                                                      2003       $10.798      $14.075       15,549
                                                      2004       $14.075      $14.771      186,092
                                                      2005       $14.771      $15.281      223,540
                                                      2006       $15.281      $17.414      189,319
                                                      2007       $17.414      $16.084      159,148
                                                      2008       $16.084       $9.693      116,929
----------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                      2002       $10.000       $9.724            0
                                                      2003        $9.724      $11.317       24,389
                                                      2004       $11.317      $11.919       34,838
                                                      2005       $11.919      $13.264       31,655
                                                      2006       $13.264      $13.405       24,547
                                                      2007       $13.405      $13.098       12,934
                                                      2008       $13.098      $10.678       23,876
----------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                      2002       $10.000      $10.741        1,550
                                                      2003       $10.741      $13.362      114,140
                                                      2004       $13.362      $14.521      182,596
                                                      2005       $14.521      $14.718      293,917
                                                      2006       $14.718      $15.993      301,544
                                                      2007       $15.993      $16.161      305,846
                                                      2008       $16.161      $11.746      217,102
----------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                      2002       $10.000      $10.185        1,811
                                                      2003       $10.185      $10.456      155,621
                                                      2004       $10.456      $10.735      329,460
                                                      2005       $10.735      $10.803      676,821
                                                      2006       $10.803      $11.101      914,327
                                                      2007       $11.101      $11.482      932,946
                                                      2008       $11.482       $8.587      701,127


                              177     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.604           319
                                                    2003       $10.604      $13.399        50,972
                                                    2004       $13.399      $15.306        72,525
                                                    2005       $15.306      $16.884       136,789
                                                    2006       $16.884      $21.200       208,019
                                                    2007       $21.200      $22.584       267,987
                                                    2008       $22.584      $12.444       235,795
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.407           150
                                                    2003       $10.407      $13.008        41,343
                                                    2004       $13.008      $14.405        41,743
                                                    2005       $14.405      $15.409        60,847
                                                    2006       $15.409      $17.260        59,846
                                                    2007       $17.260      $16.090        56,727
                                                    2008       $16.090       $9.562        57,533
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.985             0
                                                    2003        $9.985       $9.865       652,592
                                                    2004        $9.865       $9.763       641,522
                                                    2005        $9.763       $9.841       952,353
                                                    2006        $9.841      $10.100     1,202,292
                                                    2007       $10.100      $10.404     1,302,640
                                                    2008       $10.404      $10.491       895,485
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.379         1,640
                                                    2003       $10.379      $13.513        20,679
                                                    2004       $13.513      $14.654        33,167
                                                    2005       $14.654      $15.849        32,056
                                                    2006       $15.849      $16.915        20,031
                                                    2007       $16.915      $17.582         4,574
                                                    2008       $17.582      $10.587         3,141
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2002       $10.000      $11.204           424
                                                    2003       $11.204      $14.592        48,650
                                                    2004       $14.592      $16.559        96,870
                                                    2005       $16.559      $17.239       252,139
                                                    2006       $17.239      $19.663       343,255
                                                    2007       $19.663      $18.384       382,838
                                                    2008       $18.384       $9.984       325,754


                              178     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.642            0
                                                              2003       $10.642      $13.112        7,152
                                                              2004       $13.112      $13.865       14,354
                                                              2005       $13.865      $14.315       14,048
                                                              2006       $14.315      $15.665       13,472
                                                              2007       $15.665      $15.485        9,001
                                                              2008       $15.485       $9.355       10,330
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.515        2,030
                                                              2003       $10.515      $12.098       79,093
                                                              2004       $12.098      $12.870      157,776
                                                              2005       $12.870      $13.159      218,982
                                                              2006       $13.159      $14.480      184,184
                                                              2007       $14.480      $14.370      248,096
                                                              2008       $14.370       $8.374      166,587
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.470            0
                                                              2003       $11.470      $14.075       15,549
                                                              2004       $14.075      $16.826       25,933
                                                              2005       $16.826      $17.961       23,337
                                                              2006       $17.961      $22.432       18,945
                                                              2007       $22.432      $26.449       13,069
                                                              2008       $26.449      $18.074        8,045
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.372        2,547
                                                              2003       $10.372      $13.579       50,687
                                                              2004       $13.579      $15.833       82,701
                                                              2005       $15.833      $17.458       64,526
                                                              2006       $17.458      $18.099       58,064
                                                              2007       $18.099      $18.470       51,749
                                                              2008       $18.470       $9.887       29,195
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.109          617
                                                              2003       $10.109      $12.414      153,342
                                                              2004       $12.414      $12.818      248,311
                                                              2005       $12.818      $13.320      317,126
                                                              2006       $13.320      $13.807      316,832
                                                              2007       $13.807      $14.322      249,085
                                                              2008       $14.322       $8.865      189,190
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                              2004       $10.000      $11.122       49,268
                                                              2005       $11.122      $12.150       62,073
                                                              2006       $12.150      $12.533       45,545
                                                              2007       $12.533      $14.489       39,401
                                                              2008       $14.489       $7.573       12,991


                              179     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2004       $10.000      $11.336       53,964
                                                          2005       $11.336      $11.603      402,711
                                                          2006       $11.603      $13.237      647,016
                                                          2007       $13.237      $12.709      665,447
                                                          2008       $12.709       $8.021      537,414
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2002       $10.000       $9.410            0
                                                          2003        $9.410      $11.753       31,986
                                                          2004       $11.753      $12.337       49,070
                                                          2005       $12.337      $13.056       81,791
                                                          2006       $13.056      $13.172       88,072
                                                          2007       $13.172      $15.104       83,140
                                                          2008       $15.104       $7.555       61,776
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2002       $10.000      $10.653            0
                                                          2003       $10.653      $13.371       74,198
                                                          2004       $13.371      $15.002      146,747
                                                          2005       $15.002      $16.182      296,595
                                                          2006       $16.182      $18.451      387,496
                                                          2007       $18.451      $18.595      334,095
                                                          2008       $18.595      $12.392      257,830
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.885       95,428
                                                          2005        $9.885       $9.955      276,059
                                                          2006        $9.955      $10.195      280,454
                                                          2007       $10.195      $10.468      394,938
                                                          2008       $10.468      $10.475      436,606
--------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                          2002       $10.000      $11.059            0
                                                          2003       $11.059      $13.891       12,459
                                                          2004       $13.891      $15.033       61,335
                                                          2005       $15.033      $16.573       87,995
                                                          2006       $16.573      $18.054      103,578
                                                          2007       $18.054      $18.882       98,940
                                                          2008       $18.882      $15.782       58,386
--------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                          2004       $10.000      $10.959       70,540
                                                          2005       $10.959      $11.570      222,716
                                                          2006       $11.570      $12.805      415,319
                                                          2007       $12.805      $13.011      401,611
                                                          2008       $13.011       $9.890      326,479


                              180     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.756       63,467
                                                       2005       $10.756      $12.236       57,712
                                                       2006       $12.236      $12.524       44,233
                                                       2007       $12.524      $15.008       18,828
                                                       2008       $15.008       $7.497       15,161
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.731       41,130
                                                       2005       $10.731      $12.183       39,564
                                                       2006       $12.183      $12.434       34,463
                                                       2007       $12.434      $14.871       30,048
                                                       2008       $14.871       $7.405       31,018
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000            0
                                                       2004       $10.000      $11.086       36,213
                                                       2005       $11.086      $12.205      306,837
                                                       2006       $12.205      $14.580      671,532
                                                       2007       $14.580      $15.734      793,322
                                                       2008       $15.734      $10.992      696,993
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.826      151,344
                                                       2007        $9.826      $11.844      287,553
                                                       2008       $11.844       $6.192      303,564
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.584       13,341
                                                       2004       $13.584      $15.885       33,746
                                                       2005       $15.885      $17.630       45,386
                                                       2006       $17.630      $19.384       35,762
                                                       2007       $19.384      $19.619       33,493
                                                       2008       $19.619      $11.488       39,583
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.299      104,318
                                                       2005       $11.299      $12.476      113,259
                                                       2006       $12.476      $14.804       85,256
                                                       2007       $14.804      $15.694       65,948
                                                       2008       $15.694       $9.058       32,724
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.292       33,745
                                                       2005       $11.292      $12.451       71,563
                                                       2006       $12.451      $14.765      150,213
                                                       2007       $14.765      $15.638      209,679
                                                       2008       $15.638       $9.006      181,842


                              181     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2002       $10.000      $10.701            0
                                                  2003       $10.701      $14.529       19,376
                                                  2004       $14.529      $19.436      121,865
                                                  2005       $19.436      $22.309      275,668
                                                  2006       $22.309      $30.195      378,389
                                                  2007       $30.195      $24.555      372,415
                                                  2008       $24.555      $14.953      326,604



* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA--Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006.
  The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              182     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.200           0
                                                               2007       $10.200      $11.653           0
                                                               2008       $11.653       $6.505           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.390           0
                                                               2007       $10.390      $10.972           0
                                                               2008       $10.972       $7.998           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.420           0
                                                               2007       $10.420      $11.160           0
                                                               2008       $11.160       $7.305           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.428           0
                                                               2007       $10.428      $11.282           0
                                                               2008       $11.282       $6.795           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.281           0
                                                               2007       $10.281      $10.606           0
                                                               2008       $10.606       $9.225           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.680           0
                                                               2007        $9.680      $11.531           0
                                                               2008       $11.531       $6.203           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.750           0
                                                               2007       $10.750      $11.012           0
                                                               2008       $11.012       $6.741           0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.811           0
                                                               2007        $9.811      $11.021           0
                                                               2008       $11.021       $6.483           0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2003       $10.675      $13.275         544
                                                               2004       $13.275      $14.304       1,424
                                                               2005       $14.304      $14.424       1,453
                                                               2006       $14.424      $16.406         423
                                                               2007       $16.406      $15.386         428
                                                               2008       $15.386       $9.720         938
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.164           0
                                                               2005       $11.164      $11.050         467
                                                               2006       $11.050      $12.728         508
                                                               2007       $12.728      $12.862         485
                                                               2008       $12.862       $8.813         450


                              183     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.499           0
                                                                      2005       $10.499      $10.336           0
                                                                      2006       $10.336      $11.166           0
                                                                      2007       $11.166      $11.553           0
                                                                      2008       $11.553       $7.368           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.794      $15.409           0
                                                                      2004       $15.409      $16.732           0
                                                                      2005       $16.732      $17.080           0
                                                                      2006       $17.080      $18.085           0
                                                                      2007       $18.085      $19.595           0
                                                                      2008       $19.595      $10.975           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.014      $14.435       4,865
                                                                      2004       $14.435      $17.401       5,390
                                                                      2005       $17.401      $18.438       5,354
                                                                      2006       $18.438      $21.012         873
                                                                      2007       $21.012      $19.977         754
                                                                      2008       $19.977      $13.034         697
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.183           0
                                                                      2005       $10.183      $10.158           0
                                                                      2006       $10.158      $10.294           0
                                                                      2007       $10.294      $10.688           0
                                                                      2008       $10.688      $11.201           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.943           0
                                                                      2007       $10.943      $11.921           0
                                                                      2008       $11.921       $8.308         675
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.575      $12.576       3,040
                                                                      2004       $12.576      $13.797       4,637
                                                                      2005       $13.797      $14.860       4,937
                                                                      2006       $14.860      $17.137       1,078
                                                                      2007       $17.137      $17.271       1,022
                                                                      2008       $17.271      $10.580         939
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.648      $16.727       1,444
                                                                      2004       $16.727      $20.321       1,931
                                                                      2005       $20.321      $25.226       1,763
                                                                      2006       $25.226      $31.477         324
                                                                      2007       $31.477      $39.483         280
                                                                      2008       $39.483      $18.188         259


                              184     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                2003       $10.354      $13.480           0
                                                                2004       $13.480      $15.564           0
                                                                2005       $15.564      $16.704           0
                                                                2006       $16.704      $19.762         512
                                                                2007       $19.762      $22.223         442
                                                                2008       $22.223      $12.906         409
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                2003       $11.557      $12.776           0
                                                                2004       $12.776      $14.279           0
                                                                2005       $14.279      $13.482           0
                                                                2006       $13.482      $14.811           0
                                                                2007       $14.811      $16.013           0
                                                                2008       $16.013      $16.566           0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                2004       $10.000      $10.884           0
                                                                2005       $10.884      $11.340         318
                                                                2006       $11.340      $12.665         344
                                                                2007       $12.665      $13.164         329
                                                                2008       $13.164       $9.146         305
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                2004       $10.000      $10.336           0
                                                                2005       $10.336      $10.201         170
                                                                2006       $10.201      $10.865         185
                                                                2007       $10.865      $11.236         176
                                                                2008       $11.236       $9.026         164
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                2004       $10.000      $10.868           0
                                                                2005       $10.868      $10.932         324
                                                                2006       $10.932      $12.489       1,925
                                                                2007       $12.489      $12.582       1,695
                                                                2008       $12.582       $7.792       1,569
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                2004       $10.000      $11.116           0
                                                                2005       $11.116      $11.330           0
                                                                2006       $11.330      $11.908           0
                                                                2007       $11.908      $14.067           0
                                                                2008       $14.067       $8.462           0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                2004       $10.000      $11.099           0
                                                                2005       $11.099      $11.701         307
                                                                2006       $11.701      $12.793       1,834
                                                                2007       $12.793      $12.533       1,614
                                                                2008       $12.533       $7.403       1,494


                              185     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2003       $10.314      $12.283           0
                                                              2004       $12.283      $14.289           0
                                                              2005       $14.289      $15.589           0
                                                              2006       $15.589      $15.596           0
                                                              2007       $15.596      $16.107           0
                                                              2008       $16.107       $7.968           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2003       $11.079      $12.981           0
                                                              2004       $12.981      $13.883         212
                                                              2005       $13.883      $14.021         526
                                                              2006       $14.021      $15.142         300
                                                              2007       $15.142      $15.262         285
                                                              2008       $15.262       $8.382         321
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.084           0
                                                              2005       $10.084      $10.053           0
                                                              2006       $10.053      $10.277           0
                                                              2007       $10.277      $10.418           0
                                                              2008       $10.418       $6.183           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.214         995
                                                              2004       $12.214      $12.685       2,545
                                                              2005       $12.685      $12.958       2,564
                                                              2006       $12.958      $13.593         896
                                                              2007       $13.593      $15.074         792
                                                              2008       $15.074       $7.978         792
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                              2003       $10.056      $14.111           0
                                                              2004       $14.111      $16.340           0
                                                              2005       $16.340      $18.156           0
                                                              2006       $18.156      $20.759           0
                                                              2007       $20.759      $21.448           0
                                                              2008       $21.448      $12.465           0
------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                              2003       $11.702      $12.845           0
                                                              2004       $12.845      $13.605         612
                                                              2005       $13.605      $13.520       1,545
                                                              2006       $13.520      $14.385         895
                                                              2007       $14.385      $13.945         884
                                                              2008       $13.945       $2.910       2,605


                              186     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.436      $12.524       6,474
                                                               2004       $12.524      $13.315       7,620
                                                               2005       $13.315      $13.716       7,865
                                                               2006       $13.716      $15.334       1,003
                                                               2007       $15.334      $15.555         952
                                                               2008       $15.555       $9.299         878
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.686      $14.536         487
                                                               2004       $14.536      $16.875         802
                                                               2005       $16.875      $18.037         772
                                                               2006       $18.037      $20.146         346
                                                               2007       $20.146      $19.349         345
                                                               2008       $19.349      $11.684         302
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.218      $12.031           0
                                                               2004       $11.218      $12.708       1,731
                                                               2005       $12.708      $12.687       2,773
                                                               2006       $12.687      $13.253       2,387
                                                               2007       $13.253      $14.141       2,094
                                                               2008       $14.141      $11.779       1,772
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                               2003       $10.724      $12.324       6,221
                                                               2004       $12.324      $13.098       9,245
                                                               2005       $13.098      $13.650       9,405
                                                               2006       $13.650      $15.007         202
                                                               2007       $15.007      $15.046         193
                                                               2008       $15.046       $9.772         184
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                               2003       $10.965      $13.387       7,904
                                                               2004       $13.387      $14.490       8,998
                                                               2005       $14.490      $14.853       9,101
                                                               2006       $14.853      $16.772         738
                                                               2007       $16.772      $15.349         772
                                                               2008       $15.349       $9.165         381
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                               2003       $10.207      $11.204           0
                                                               2004       $11.204      $11.691           0
                                                               2005       $11.691      $12.893           0
                                                               2006       $12.893      $12.910           0
                                                               2007       $12.910      $12.499           0
                                                               2008       $12.499      $10.096           0


                              187     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                    2003       $11.835      $13.228           0
                                                    2004       $13.228      $14.244         686
                                                    2005       $14.244      $14.306       1,015
                                                    2006       $14.306      $15.403         295
                                                    2007       $15.403      $15.421         282
                                                    2008       $15.421      $11.106         241
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2003       $10.329      $10.351           0
                                                    2004       $10.351      $10.530       1,298
                                                    2005       $10.530      $10.500       1,361
                                                    2006       $10.500      $10.692       1,743
                                                    2007       $10.692      $10.957       1,505
                                                    2008       $10.957       $8.120       1,393
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2003       $10.548      $13.265       3,566
                                                    2004       $13.265      $15.015       4,094
                                                    2005       $15.015      $16.411       4,031
                                                    2006       $16.411      $20.419           0
                                                    2007       $20.419      $21.551           0
                                                    2008       $21.551      $11.766           0
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2003       $10.664      $12.878           0
                                                    2004       $12.878      $14.131           0
                                                    2005       $14.131      $14.978           0
                                                    2006       $14.978      $16.624           0
                                                    2007       $16.624      $15.354           0
                                                    2008       $15.354       $9.041           0
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2003        $9.911       $9.767           0
                                                    2004        $9.767       $9.576       1,427
                                                    2005        $9.576       $9.565       1,494
                                                    2006        $9.565       $9.728           0
                                                    2007        $9.728       $9.928           0
                                                    2008        $9.928       $9.919           0
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2003       $10.951      $13.378       1,010
                                                    2004       $13.378      $14.375         937
                                                    2005       $14.375      $15.405         885
                                                    2006       $15.405      $16.291         859
                                                    2007       $16.291      $16.778         812
                                                    2008       $16.778      $10.010         442


                              188     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2003       $11.292      $14.446           0
                                                              2004       $14.446      $16.244         421
                                                              2005       $16.244      $16.757         426
                                                              2006       $16.757      $18.938           0
                                                              2007       $18.938      $17.543           0
                                                              2008       $17.543       $9.439           0
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2003       $10.813      $12.981           0
                                                              2004       $12.981      $13.601           0
                                                              2005       $13.601      $13.914           0
                                                              2006       $13.914      $15.088           0
                                                              2007       $15.088      $14.777           0
                                                              2008       $14.777       $8.846           0
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2003       $10.654      $11.977         427
                                                              2004       $11.977      $12.625         712
                                                              2005       $12.625      $12.791       1,171
                                                              2006       $12.791      $13.946         820
                                                              2007       $13.946      $13.712         807
                                                              2008       $13.712       $7.918         453
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2003       $11.616      $13.935           0
                                                              2004       $13.935      $16.506           0
                                                              2005       $16.506      $17.459           0
                                                              2006       $17.459      $21.606           0
                                                              2007       $21.606      $25.240           0
                                                              2008       $25.240      $17.089           0
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2003       $10.770      $13.443       3,822
                                                              2004       $13.443      $15.532       4,339
                                                              2005       $15.532      $16.969       4,183
                                                              2006       $16.969      $17.432       1,376
                                                              2007       $17.432      $17.625       1,225
                                                              2008       $17.625       $9.348       1,157
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2003       $10.551      $12.290       8,426
                                                              2004       $12.290      $12.574          10
                                                              2005       $12.574      $12.947      10,159
                                                              2006       $12.947      $13.298       2,422
                                                              2007       $13.298      $13.666       2,185
                                                              2008       $13.666       $8.382       1,624


                              189     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.054       4,384
                                                           2005       $11.054      $11.965       4,325
                                                           2006       $11.965      $12.230         562
                                                           2007       $12.230      $14.008         479
                                                           2008       $14.008       $7.254         481
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.266           0
                                                           2005       $11.266      $11.426           0
                                                           2006       $11.426      $12.917           0
                                                           2007       $12.917      $12.288           0
                                                           2008       $12.288       $7.684           0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2003        $9.903      $11.635       1,920
                                                           2004       $11.635      $12.102       2,937
                                                           2005       $12.102      $12.690       2,926
                                                           2006       $12.690      $12.687           0
                                                           2007       $12.687      $14.413           0
                                                           2008       $14.413       $7.144           0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.751      $13.238         938
                                                           2004       $13.238      $14.716         804
                                                           2005       $14.716      $15.729         752
                                                           2006       $15.729      $17.771         699
                                                           2007       $17.771      $17.745         667
                                                           2008       $17.745      $11.717         542
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                           2003       $10.000      $10.000           0
                                                           2004       $10.000       $9.794       1,001
                                                           2005        $9.794       $9.773       2,515
                                                           2006        $9.773       $9.918       1,527
                                                           2007        $9.918      $10.090       1,438
                                                           2008       $10.090      $10.005         886
---------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                           2003       $12.258      $13.752           0
                                                           2004       $13.752      $14.746         166
                                                           2005       $14.746      $16.109         381
                                                           2006       $16.109      $17.388         772
                                                           2007       $17.388      $18.019         680
                                                           2008       $18.019      $14.923         591
---------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                           2004       $10.000      $10.892           0
                                                           2005       $10.892      $11.394           0
                                                           2006       $11.394      $12.496           0
                                                           2007       $12.496      $12.579           0
                                                           2008       $12.579       $9.474           0


                              190     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.690         478
                                                       2005       $10.690      $12.050         422
                                                       2006       $12.050      $12.221         433
                                                       2007       $12.221      $14.510         365
                                                       2008       $14.510       $7.181         390
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.665       1,922
                                                       2005       $10.665      $11.998       1,786
                                                       2006       $11.998      $12.133           0
                                                       2007       $12.133      $14.377           0
                                                       2008       $14.377       $7.093           0
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $10.985           0
                                                       2005       $10.985      $11.983           0
                                                       2006       $11.983      $14.184           0
                                                       2007       $14.184      $15.166           0
                                                       2008       $15.166      $10.497           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.766           0
                                                       2007        $9.766      $11.662           0
                                                       2008       $11.662       $6.041           0
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.501           0
                                                       2004       $13.501      $15.644           0
                                                       2005       $15.644      $17.203           0
                                                       2006       $17.203      $18.742         941
                                                       2007       $18.742      $18.795         812
                                                       2008       $18.795      $10.904         752
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.229       1,052
                                                       2005       $11.229      $12.286         975
                                                       2006       $12.286      $14.446         861
                                                       2007       $14.446      $15.174         788
                                                       2008       $15.174       $8.677         746
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.223           0
                                                       2005       $11.223      $12.261           0
                                                       2006       $12.261      $14.408           0
                                                       2007       $14.408      $15.119           0
                                                       2008       $15.119       $8.627           0


                              191     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                   Year Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2003       $11.351      $14.384          0
                                                  2004       $14.384      $19.066        129
                                                  2005       $19.066      $21.685        283
                                                  2006       $21.685      $29.083        498
                                                  2007       $29.083      $23.432        473
                                                  2008       $23.432      $14.138        458



* The Allstate Advisor Preferred Contracts with the 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Oppenheimer Capital Appreciation/VA--Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              192     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.256      101,761
                                                               2007       $10.256      $11.814       99,784
                                                               2008       $11.814       $6.649       90,797
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.447            0
                                                               2007       $10.447      $11.123       18,543
                                                               2008       $11.123       $8.175       53,234
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.477        1,372
                                                               2007       $10.477      $11.314        1,363
                                                               2008       $11.314       $7.467       18,158
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.486            0
                                                               2007       $10.486      $11.438            0
                                                               2008       $11.438       $6.945        4,122
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.338            0
                                                               2007       $10.338      $10.753        1,648
                                                               2008       $10.753       $9.430            0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.733        6,172
                                                               2007        $9.733      $11.690          943
                                                               2008       $11.690       $6.340          943
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.809        1,419
                                                               2007       $10.809      $11.165        5,208
                                                               2008       $11.165       $6.890        5,044
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.865        9,107
                                                               2007        $9.865      $11.173       16,959
                                                               2008       $11.173       $6.627       11,031
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2002       $10.000      $10.849            0
                                                               2003       $10.849      $13.392       23,469
                                                               2004       $13.392      $14.549       42,275
                                                               2005       $14.549      $14.791       60,071
                                                               2006       $14.791      $16.961       48,538
                                                               2007       $16.961      $16.039       47,477
                                                               2008       $16.039      $10.215       27,395
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.225       33,355
                                                               2005       $11.225      $11.202      174,991
                                                               2006       $11.202      $13.008      300,594
                                                               2007       $13.008      $13.254      326,039
                                                               2008       $13.254       $9.156      278,717


                              193     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.520        1,205
                                                                      2005       $10.520      $10.442      104,302
                                                                      2006       $10.442      $11.373      133,393
                                                                      2007       $11.373      $11.864       90,645
                                                                      2008       $11.864       $7.628       76,526
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.533            0
                                                                      2003       $11.533      $15.545            0
                                                                      2004       $15.545      $17.018            0
                                                                      2005       $17.018      $17.515            0
                                                                      2006       $17.515      $18.698            0
                                                                      2007       $18.698      $20.425            0
                                                                      2008       $20.425      $11.535            0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.223            0
                                                                      2003       $11.223      $14.563        7,677
                                                                      2004       $14.563      $17.699       14,403
                                                                      2005       $17.699      $18.907       38,744
                                                                      2006       $18.907      $21.723       31,855
                                                                      2007       $21.723      $20.824       28,468
                                                                      2008       $20.824      $13.698       19,973
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.239        7,924
                                                                      2005       $10.239      $10.298       84,783
                                                                      2006       $10.298      $10.520       90,463
                                                                      2007       $10.520      $11.014       63,048
                                                                      2008       $11.014      $11.637       61,237
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.004       40,999
                                                                      2007       $11.004      $12.086       61,577
                                                                      2008       $12.086       $8.492       48,349
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.322            0
                                                                      2003       $10.322      $12.687       13,840
                                                                      2004       $12.687      $14.034       35,124
                                                                      2005       $14.034      $15.238       96,633
                                                                      2006       $15.238      $17.717      119,196
                                                                      2007       $17.717      $18.004      108,493
                                                                      2008       $18.004      $11.120       78,400


                              194     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.231            0
                                                                 2003       $11.231      $16.875        3,012
                                                                 2004       $16.875      $20.668        8,722
                                                                 2005       $20.668      $25.867       18,080
                                                                 2006       $25.867      $32.542       17,441
                                                                 2007       $32.542      $41.155       14,969
                                                                 2008       $41.155      $19.115        7,214
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.473            0
                                                                 2003       $10.473      $13.599        7,819
                                                                 2004       $13.599      $15.830       25,595
                                                                 2005       $15.830      $17.129       72,793
                                                                 2006       $17.129      $20.431       81,328
                                                                 2007       $20.431      $23.164       69,029
                                                                 2008       $23.164      $13.563       43,154
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.719            0
                                                                 2003       $10.719      $12.889            0
                                                                 2004       $12.889      $14.524            0
                                                                 2005       $14.524      $13.825            0
                                                                 2006       $13.825      $15.313            0
                                                                 2007       $15.313      $16.692            0
                                                                 2008       $16.692      $17.410          952
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                 2004       $10.000      $10.906        2,629
                                                                 2005       $10.906      $11.456        8,148
                                                                 2006       $11.456      $12.899       21,461
                                                                 2007       $12.899      $13.519       15,659
                                                                 2008       $13.519       $9.470       12,046
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                 2004       $10.000      $10.357          494
                                                                 2005       $10.357      $10.305       43,664
                                                                 2006       $10.305      $11.066      133,264
                                                                 2007       $11.066      $11.539       47,660
                                                                 2008       $11.539       $9.345       37,334
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                 2004       $10.000      $10.891        4,338
                                                                 2005       $10.891      $11.043       52,475
                                                                 2006       $11.043      $12.720       72,238
                                                                 2007       $12.720      $12.920       83,465
                                                                 2008       $12.920       $8.067       53,957


                              195     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                              2004       $10.000      $11.139            0
                                                              2005       $11.139      $11.446       15,159
                                                              2006       $11.446      $12.129       25,731
                                                              2007       $12.129      $14.445       27,856
                                                              2008       $14.445       $8.761       14,051
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                              2004       $10.000      $11.122        4,630
                                                              2005       $11.122      $11.821       79,110
                                                              2006       $11.821      $13.030       79,065
                                                              2007       $13.030      $12.870       64,917
                                                              2008       $12.870       $7.665       38,093
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2002       $10.000      $10.058            0
                                                              2003       $10.058      $12.391        5,954
                                                              2004       $12.391      $14.534       15,708
                                                              2005       $14.534      $15.986       22,636
                                                              2006       $15.986      $16.124       30,216
                                                              2007       $16.124      $16.790       24,958
                                                              2008       $16.790       $8.374       17,093
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2002       $10.000      $10.694            0
                                                              2003       $10.694      $13.095        7,233
                                                              2004       $13.095      $14.121       19,314
                                                              2005       $14.121      $14.378       17,516
                                                              2006       $14.378      $15.654       16,614
                                                              2007       $15.654      $15.909       14,185
                                                              2008       $15.909       $8.809       14,356
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.105        1,761
                                                              2005       $10.105      $10.156       21,259
                                                              2006       $10.156      $10.467       56,610
                                                              2007       $10.467      $10.699      113,131
                                                              2008       $10.699       $6.402       91,674
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.281       19,650
                                                              2004       $12.281      $12.859      139,232
                                                              2005       $12.859      $13.244      113,526
                                                              2006       $13.244      $14.006      109,153
                                                              2007       $14.006      $15.661       94,498
                                                              2008       $15.661       $8.357       65,749


                              196     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.146            0
                                                               2003       $10.146      $14.235        3,483
                                                               2004       $14.235      $16.620       69,433
                                                               2005       $16.620      $18.618       13,925
                                                               2006       $18.618      $21.461       30,533
                                                               2007       $21.461      $22.357       27,024
                                                               2008       $22.357      $13.101       20,192
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.659            0
                                                               2003       $10.659      $12.959       14,596
                                                               2004       $12.959      $13.838       24,084
                                                               2005       $13.838      $13.864       34,147
                                                               2006       $13.864      $14.873       29,168
                                                               2007       $14.873      $14.536       21,030
                                                               2008       $14.536       $3.059       19,862
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.175        3,180
                                                               2003       $10.175      $12.635       20,820
                                                               2004       $12.635      $13.543       44,796
                                                               2005       $13.543      $14.065      136,243
                                                               2006       $14.065      $15.853      129,358
                                                               2007       $15.853      $16.214      110,198
                                                               2008       $16.214       $9.773       75,153
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.351            0
                                                               2003       $10.351      $14.664        7,755
                                                               2004       $14.664      $17.164       16,016
                                                               2005       $17.164      $18.496       42,092
                                                               2006       $18.496      $20.828       43,420
                                                               2007       $20.828      $20.169       27,811
                                                               2008       $20.169      $12.279       20,348
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2002       $10.000      $10.549            0
                                                               2003       $10.549      $12.138       36,470
                                                               2004       $12.138      $12.926       76,890
                                                               2005       $12.926      $13.010      181,853
                                                               2006       $13.010      $13.702      176,737
                                                               2007       $13.702      $14.741      153,933
                                                               2008       $14.741      $12.380      136,040


                              197     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                      2002       $10.000      $10.386            0
                                                      2003       $10.386      $12.433            0
                                                      2004       $12.433      $13.323          373
                                                      2005       $13.323      $13.997       19,300
                                                      2006       $13.997      $15.515       50,392
                                                      2007       $15.515      $15.684       83,907
                                                      2008       $15.684      $10.270       76,177
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                      2002       $10.000      $10.796            0
                                                      2003       $10.796      $13.506       13,936
                                                      2004       $13.506      $14.738       20,681
                                                      2005       $14.738      $15.231       29,879
                                                      2006       $15.231      $17.340       36,373
                                                      2007       $17.340      $15.999       25,411
                                                      2008       $15.999       $9.632       12,393
----------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                      2002       $10.000       $9.722            0
                                                      2003        $9.722      $11.303        1,277
                                                      2004       $11.303      $11.892        1,832
                                                      2005       $11.892      $13.221        1,747
                                                      2006       $13.221      $13.348        1,825
                                                      2007       $13.348      $13.029        1,961
                                                      2008       $13.029      $10.611          139
----------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                      2002       $10.000      $10.738            0
                                                      2003       $10.738      $13.345      363,012
                                                      2004       $13.345      $14.488       53,015
                                                      2005       $14.488      $14.670       49,391
                                                      2006       $14.670      $15.925       43,697
                                                      2007       $15.925      $16.075       35,867
                                                      2008       $16.075      $11.672       24,451
----------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                      2002       $10.000      $10.183            0
                                                      2003       $10.183      $10.443      163,346
                                                      2004       $10.443      $10.711       94,571
                                                      2005       $10.711      $10.768      149,423
                                                      2006       $10.768      $11.054      159,430
                                                      2007       $11.054      $11.422      132,584
                                                      2008       $11.422       $8.533       91,416


                              198     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.602            0
                                                    2003       $10.602      $13.383      228,069
                                                    2004       $13.383      $15.272      171,334
                                                    2005       $15.272      $16.829       53,857
                                                    2006       $16.829      $21.110       54,094
                                                    2007       $21.110      $22.464       55,076
                                                    2008       $22.464      $12.365       33,330
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.405            0
                                                    2003       $10.405      $12.992        5,187
                                                    2004       $12.992      $14.373        4,353
                                                    2005       $14.373      $15.359        4,774
                                                    2006       $15.359      $17.187       54,996
                                                    2007       $17.187      $16.005       35,019
                                                    2008       $16.005       $9.502        7,451
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.983        4,006
                                                    2003        $9.983       $9.853      776,190
                                                    2004        $9.853       $9.741      571,779
                                                    2005        $9.741       $9.809      283,085
                                                    2006        $9.809      $10.057      213,854
                                                    2007       $10.057      $10.349      342,086
                                                    2008       $10.349      $10.424      324,791
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.377            0
                                                    2003       $10.377      $13.497        3,291
                                                    2004       $13.497      $14.621        3,402
                                                    2005       $14.621      $15.797          233
                                                    2006       $15.797      $16.843          234
                                                    2007       $16.843      $17.489          168
                                                    2008       $17.489      $10.521            0
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2002       $10.000      $11.202            0
                                                    2003       $11.202      $14.574        6,517
                                                    2004       $14.574      $16.522       18,620
                                                    2005       $16.522      $17.183       71,713
                                                    2006       $17.183      $19.579       74,753
                                                    2007       $19.579      $18.286       63,253
                                                    2008       $18.286       $9.921       39,738


                              199     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.640           0
                                                              2003       $10.640      $13.096       5,620
                                                              2004       $13.096      $13.834       6,279
                                                              2005       $13.834      $14.268       1,616
                                                              2006       $14.268      $15.599       1,566
                                                              2007       $15.599      $15.403       1,499
                                                              2008       $15.403       $9.296         534
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.512       3,141
                                                              2003       $10.512      $12.083      17,937
                                                              2004       $12.083      $12.841      19,997
                                                              2005       $12.841      $13.117      34,620
                                                              2006       $13.117      $14.418      30,252
                                                              2007       $14.418      $14.294      26,289
                                                              2008       $14.294       $8.321      11,149
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.467           0
                                                              2003       $11.467      $14.058       3,216
                                                              2004       $14.058      $16.789       3,706
                                                              2005       $16.789      $17.903       3,557
                                                              2006       $17.903      $22.337       3,442
                                                              2007       $22.337      $26.310       3,165
                                                              2008       $26.310      $17.960          43
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.370           0
                                                              2003       $10.370      $13.562       2,975
                                                              2004       $13.562      $15.798       2,606
                                                              2005       $15.798      $17.401       2,301
                                                              2006       $17.401      $18.022       3,112
                                                              2007       $18.022      $18.372       1,127
                                                              2008       $18.372       $9.825         273
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.107           0
                                                              2003       $10.107      $12.398      27,311
                                                              2004       $12.398      $12.789      27,234
                                                              2005       $12.789      $13.276      34,981
                                                              2006       $13.276      $13.748      33,560
                                                              2007       $13.748      $14.246      25,420
                                                              2008       $14.246       $8.809      15,219
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                              2004       $10.000      $11.115       6,523
                                                              2005       $11.115      $12.129       6,398
                                                              2006       $12.129      $12.499       2,041
                                                              2007       $12.499      $14.435       1,940
                                                              2008       $14.435       $7.537         212


                              200     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2004       $10.000      $11.328       35,103
                                                          2005       $11.328      $11.583      103,444
                                                          2006       $11.583      $13.202       96,241
                                                          2007       $13.202      $12.662       62,385
                                                          2008       $12.662       $7.983       38,316
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2002       $10.000       $9.408            0
                                                          2003        $9.408      $13.874            0
                                                          2004       $13.874      $12.309       22,487
                                                          2005       $12.309      $13.013       17,612
                                                          2006       $13.013      $13.116       16,490
                                                          2007       $13.116      $15.024        9,192
                                                          2008       $15.024       $7.508        5,082
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2002       $10.000      $10.650            0
                                                          2003       $10.650      $13.355       36,801
                                                          2004       $13.355      $14.968       81,112
                                                          2005       $14.968      $16.129      100,032
                                                          2006       $16.129      $18.372       88,795
                                                          2007       $18.372      $18.497       52,886
                                                          2008       $18.497      $12.314       39,008
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.875      113,071
                                                          2005        $9.875       $9.934      251,605
                                                          2006        $9.934      $10.164      133,457
                                                          2007       $10.164      $10.426      137,828
                                                          2008       $10.426      $10.422      135,319
--------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                          2002       $10.000      $11.057            0
                                                          2003       $11.057      $13.874            0
                                                          2004       $13.874      $14.999        6,120
                                                          2005       $14.999      $16.519       10,110
                                                          2006       $16.519      $17.977       14,849
                                                          2007       $17.977      $18.782       10,381
                                                          2008       $18.782      $15.683        7,102
--------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                          2004       $10.000      $10.952       12,560
                                                          2005       $10.952      $11.550       29,686
                                                          2006       $11.550      $12.771       72,485
                                                          2007       $12.771      $12.962       66,971
                                                          2008       $12.962       $9.843       44,327


                              201     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.749       18,791
                                                       2005       $10.749      $12.215       16,554
                                                       2006       $12.215      $12.490       10,996
                                                       2007       $12.490      $14.952       10,166
                                                       2008       $14.952       $7.461        2,938
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.723       10,867
                                                       2005       $10.723      $12.162       12,616
                                                       2006       $12.162      $12.400       13,657
                                                       2007       $12.400      $14.815        6,253
                                                       2008       $14.815       $7.370        7,839
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000            0
                                                       2004       $10.000      $11.075       24,900
                                                       2005       $11.075      $12.180       47,188
                                                       2006       $12.180      $14.536      101,345
                                                       2007       $14.536      $15.670       83,710
                                                       2008       $15.670      $10.936       58,984
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.820       22,302
                                                       2007        $9.820      $11.823       30,094
                                                       2008       $11.823       $6.175       19,376
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.575          504
                                                       2004       $13.575      $15.858        1,901
                                                       2005       $15.858      $17.582        1,861
                                                       2006       $17.582      $19.312        5,220
                                                       2007       $19.312      $19.526        4,232
                                                       2008       $19.526      $11.422        2,737
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.291        9,030
                                                       2005       $11.291      $12.455       11,341
                                                       2006       $12.455      $14.764        5,289
                                                       2007       $14.764      $15.636        5,082
                                                       2008       $15.636       $9.015        3,220
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.284        3,401
                                                       2005       $11.284      $12.429       11,785
                                                       2006       $12.429      $14.725       12,220
                                                       2007       $14.725      $15.580       18,366
                                                       2008       $15.580       $8.963       13,037


                              202     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2002       $10.000      $10.698           0
                                                  2003       $10.698      $14.511       6,427
                                                  2004       $14.511      $19.392      23,013
                                                  2005       $19.392      $22.236      24,523
                                                  2006       $22.236      $30.066      29,901
                                                  2007       $30.066      $24.425      16,406
                                                  2008       $24.425      $14.859      12,296



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA--Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              203     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                               2006       $10.000      $10.193          0
                                                               2007       $10.193      $11.633          0
                                                               2008       $11.633       $6.487          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                               2006       $10.000      $10.383          0
                                                               2007       $10.383      $10.953          0
                                                               2008       $10.953       $7.976          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                               2006       $10.000      $10.412          0
                                                               2007       $10.412      $11.141          0
                                                               2008       $11.141       $7.285          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                               2006       $10.000      $10.421          0
                                                               2007       $10.421      $11.263          0
                                                               2008       $11.263       $6.776          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                               2006       $10.000      $10.274          0
                                                               2007       $10.274      $10.588          0
                                                               2008       $10.588       $9.200          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                               2006       $10.000       $9.673          0
                                                               2007        $9.673      $11.511          0
                                                               2008       $11.511       $6.186          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                               2006       $10.000      $10.742          0
                                                               2007       $10.742      $10.994          0
                                                               2008       $10.994       $6.722          0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                               2006       $10.000       $9.804          0
                                                               2007        $9.804      $11.002          0
                                                               2008       $11.002       $6.465          0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                               2003       $10.669      $13.259        576
                                                               2004       $13.259      $14.271        539
                                                               2005       $14.271      $14.377        540
                                                               2006       $14.377      $16.335        497
                                                               2007       $16.335      $15.304        510
                                                               2008       $15.304       $9.658        443
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004       $10.000      $11.156          0
                                                               2005       $11.156      $11.031          0
                                                               2006       $11.031      $12.693          0
                                                               2007       $12.693      $12.814          0
                                                               2008       $12.814       $8.771          0


                              204     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.496           0
                                                                      2005       $10.496      $10.323           0
                                                                      2006       $10.323      $11.140           0
                                                                      2007       $11.140      $11.514           0
                                                                      2008       $11.514       $7.336           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.788      $15.390           0
                                                                      2004       $15.390      $16.694           0
                                                                      2005       $16.694      $17.024           0
                                                                      2006       $17.024      $18.007           0
                                                                      2007       $18.007      $19.490           0
                                                                      2008       $19.490      $10.905           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.008      $14.417         722
                                                                      2004       $14.417      $17.361         641
                                                                      2005       $17.361      $18.377         630
                                                                      2006       $18.377      $20.921         622
                                                                      2007       $20.921      $19.871         640
                                                                      2008       $19.871      $12.951         547
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.176       1,084
                                                                      2005       $10.176      $10.141       1,084
                                                                      2006       $10.141      $10.265       1,084
                                                                      2007       $10.265      $10.648       1,084
                                                                      2008       $10.648      $11.148       1,084
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.936           0
                                                                      2007       $10.936      $11.901           0
                                                                      2008       $11.901       $8.285           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.569      $12.560       1,429
                                                                      2004       $12.560      $13.766       1,378
                                                                      2005       $13.766      $14.811       1,332
                                                                      2006       $14.811      $17.063       1,250
                                                                      2007       $17.063      $17.179       1,203
                                                                      2008       $17.179      $10.513       1,070
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.642      $16.706           0
                                                                      2004       $16.706      $20.275           0
                                                                      2005       $20.275      $25.143           0
                                                                      2006       $25.143      $31.342           0
                                                                      2007       $31.342      $39.272           0
                                                                      2008       $39.272      $18.073           0


                              205     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                2003       $10.348      $13.463          0
                                                                2004       $13.463      $15.528        608
                                                                2005       $15.528      $16.649        608
                                                                2006       $16.649      $19.677        608
                                                                2007       $19.677      $22.104        608
                                                                2008       $22.104      $12.824        608
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                2003       $10.550      $12.760          0
                                                                2004       $12.760      $14.247          0
                                                                2005       $14.247      $13.438          0
                                                                2006       $13.438      $14.747          0
                                                                2007       $14.747      $15.927          0
                                                                2008       $15.927      $16.461          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                2004       $10.000      $10.881          0
                                                                2005       $10.881      $11.326          0
                                                                2006       $11.326      $12.636          0
                                                                2007       $12.636      $13.120          0
                                                                2008       $13.120       $9.107          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                2004       $10.000      $10.334          0
                                                                2005       $10.334      $10.188          0
                                                                2006       $10.188      $10.840          0
                                                                2007       $10.840      $11.199          0
                                                                2008       $11.199       $8.987          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                2004       $10.000      $10.866          0
                                                                2005       $10.866      $10.918          0
                                                                2006       $10.918      $12.460          0
                                                                2007       $12.460      $12.540          0
                                                                2008       $12.540       $7.758          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                2004       $10.000      $11.113          0
                                                                2005       $11.113      $11.315          0
                                                                2006       $11.315      $11.881          0
                                                                2007       $11.881      $14.020          0
                                                                2008       $14.020       $8.425          0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                2004       $10.000      $11.096          0
                                                                2005       $11.096      $11.686          0
                                                                2006       $11.686      $12.764          0
                                                                2007       $12.764      $12.491          0
                                                                2008       $12.491       $7.371          0


                              206     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                              2003       $10.308      $12.267           0
                                                              2004       $12.267      $14.257           0
                                                              2005       $14.257      $15.538           0
                                                              2006       $15.538      $15.529           0
                                                              2007       $15.529      $16.021           0
                                                              2008       $16.021       $7.917           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                              2003       $11.073      $12.964           0
                                                              2004       $12.964      $13.851           0
                                                              2005       $13.851      $13.975           0
                                                              2006       $13.975      $15.077           0
                                                              2007       $15.077      $15.180           0
                                                              2008       $15.180       $8.329           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                              2004       $10.000      $10.082           0
                                                              2005       $10.082      $10.040           0
                                                              2006       $10.040      $10.253           0
                                                              2007       $10.253      $10.384           0
                                                              2008       $10.384       $6.156           0
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                              2003       $10.000      $12.206       1,456
                                                              2004       $12.206      $12.663       1,465
                                                              2005       $12.663      $12.923       1,481
                                                              2006       $12.923      $13.542       1,540
                                                              2007       $13.542      $15.002       1,366
                                                              2008       $15.002       $7.932       1,376
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                              2003       $10.051      $14.093           0
                                                              2004       $14.093      $16.303           0
                                                              2005       $16.303      $18.097           0
                                                              2006       $18.097      $20.669           0
                                                              2007       $20.669      $21.333           0
                                                              2008       $21.333      $12.386           0
------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                              2003       $10.695      $12.829           0
                                                              2004       $12.829      $13.574           0
                                                              2005       $13.574      $13.475           0
                                                              2006       $13.475      $14.324           0
                                                              2007       $14.324      $13.871           0
                                                              2008       $13.871       $2.892           0


                              207     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.431      $12.508       1,423
                                                               2004       $12.508      $13.285       2,527
                                                               2005       $13.285      $13.671       2,532
                                                               2006       $13.671      $15.268       2,503
                                                               2007       $15.268      $15.472       2,445
                                                               2008       $15.472       $9.240       2,345
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.680      $14.518           0
                                                               2004       $14.518      $16.837           0
                                                               2005       $16.837      $17.977           0
                                                               2006       $17.977      $20.060           0
                                                               2007       $20.060      $19.245           0
                                                               2008       $19.245      $11.610           0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.212      $12.016          57
                                                               2004       $12.016      $12.679          56
                                                               2005       $12.679      $12.645          56
                                                               2006       $12.645      $13.196          56
                                                               2007       $13.196      $14.066          52
                                                               2008       $14.066      $11.705          36
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                               2003       $10.717      $12.309           0
                                                               2004       $12.309      $13.069           0
                                                               2005       $13.069      $13.605           0
                                                               2006       $13.605      $14.943           0
                                                               2007       $14.943      $14.966           0
                                                               2008       $14.966       $9.710           0
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                               2003       $10.958      $13.370       1,360
                                                               2004       $13.370      $14.457       2,340
                                                               2005       $14.457      $14.804       2,355
                                                               2006       $14.804      $16.700       2,315
                                                               2007       $16.700      $15.267       2,370
                                                               2008       $15.267       $9.107       2,273
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                               2003       $10.201      $11.190           0
                                                               2004       $11.190      $11.665           0
                                                               2005       $11.665      $12.850           0
                                                               2006       $12.850      $12.855           0
                                                               2007       $12.855      $12.432           0
                                                               2008       $12.432      $10.032           0


                              208     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                    2003       $11.828      $13.212           0
                                                    2004       $13.212      $14.212           0
                                                    2005       $14.212      $14.259           0
                                                    2006       $14.259      $15.337           0
                                                    2007       $15.337      $15.339           0
                                                    2008       $15.339      $11.035           0
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2003       $10.324      $10.338           0
                                                    2004       $10.338      $10.506           0
                                                    2005       $10.506      $10.466           0
                                                    2006       $10.466      $10.645           0
                                                    2007       $10.645      $10.899           0
                                                    2008       $10.899       $8.068           0
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2003       $10.542      $13.249           0
                                                    2004       $13.249      $14.981           0
                                                    2005       $14.981      $16.357           0
                                                    2006       $16.357      $20.331           0
                                                    2007       $20.331      $21.436           0
                                                    2008       $21.436      $11.691           0
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2003       $10.658      $12.862           0
                                                    2004       $12.862      $14.098           0
                                                    2005       $14.098      $14.929           0
                                                    2006       $14.929      $16.552           0
                                                    2007       $16.552      $15.273           0
                                                    2008       $15.273       $8.984           0
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2003        $9.906       $9.755           0
                                                    2004        $9.755       $9.555           0
                                                    2005        $9.555       $9.534           0
                                                    2006        $9.534       $9.686           0
                                                    2007        $9.686       $9.875           0
                                                    2008        $9.875       $9.856           0
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2003       $10.944      $13.362       1,492
                                                    2004       $13.362      $14.343       1,502
                                                    2005       $14.343      $15.354       1,449
                                                    2006       $15.354      $16.221       1,490
                                                    2007       $16.221      $16.688       1,419
                                                    2008       $16.688       $9.947       1,314


                              209     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2003       $11.285      $14.429           0
                                                              2004       $14.429      $16.207           0
                                                              2005       $16.207      $16.701           0
                                                              2006       $16.701      $18.856           0
                                                              2007       $18.856      $17.449           0
                                                              2008       $17.449       $9.379           0
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2003       $10.807      $12.965           0
                                                              2004       $12.965      $13.570           0
                                                              2005       $13.570      $13.868           0
                                                              2006       $13.868      $15.023           0
                                                              2007       $15.023      $14.698           0
                                                              2008       $14.698       $8.789           0
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2003       $10.649      $11.963           0
                                                              2004       $11.963      $12.596         911
                                                              2005       $12.596      $12.749         960
                                                              2006       $12.749      $13.886         982
                                                              2007       $13.886      $13.639         981
                                                              2008       $13.639       $7.867         891
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2003       $11.450      $13.937           0
                                                              2004       $13.937      $16.469          44
                                                              2005       $16.469      $17.401          41
                                                              2006       $17.401      $21.512          35
                                                              2007       $21.512      $25.106          28
                                                              2008       $25.106      $16.981          25
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2003       $10.764      $13.427         736
                                                              2004       $13.427      $15.497         728
                                                              2005       $15.497      $16.913         691
                                                              2006       $16.913      $17.357         744
                                                              2007       $17.357      $17.531         715
                                                              2008       $17.531       $9.289         724
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2003       $10.545      $12.274       1,630
                                                              2004       $12.274      $12.545       1,697
                                                              2005       $12.545      $12.904       1,709
                                                              2006       $12.904      $13.240       1,830
                                                              2007       $13.240      $13.594       1,752
                                                              2008       $13.594       $8.329       1,585


                              210     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.047           0
                                                           2005       $11.047      $11.945           0
                                                           2006       $11.945      $12.197           0
                                                           2007       $12.197      $13.955           0
                                                           2008       $13.955       $7.219           0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.258           0
                                                           2005       $11.258      $11.407           0
                                                           2006       $11.407      $12.882           0
                                                           2007       $12.882      $12.242           0
                                                           2008       $12.242       $7.647           0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2003        $9.898      $11.621           0
                                                           2004       $11.621      $12.075           0
                                                           2005       $12.075      $12.648           0
                                                           2006       $12.648      $12.632           0
                                                           2007       $12.632      $14.336           0
                                                           2008       $14.336       $7.098           0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.754      $13.221       1,365
                                                           2004       $13.221      $14.683       1,280
                                                           2005       $14.683      $15.677       1,227
                                                           2006       $15.677      $17.694       1,195
                                                           2007       $17.694      $17.650       1,156
                                                           2008       $17.650      $11.643         961
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                           2003       $10.000      $10.000           0
                                                           2004       $10.000       $9.784           0
                                                           2005        $9.784       $9.753           0
                                                           2006        $9.753       $9.887           0
                                                           2007        $9.887      $10.049           0
                                                           2008       $10.049       $9.953           0
---------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                           2003       $12.251      $13.735           0
                                                           2004       $13.735      $14.713           0
                                                           2005       $14.713      $16.056           0
                                                           2006       $16.056      $17.313           0
                                                           2007       $17.313      $17.922           0
                                                           2008       $17.922      $14.828           0
---------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                           2004       $10.000      $10.885           0
                                                           2005       $10.885      $11.374           0
                                                           2006       $11.374      $12.461           0
                                                           2007       $12.461      $12.532           0
                                                           2008       $12.532       $9.429           0


                              211     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.683       1,685
                                                       2005       $10.683      $12.029       1,541
                                                       2006       $12.029      $12.187       1,643
                                                       2007       $12.187      $14.455       1,371
                                                       2008       $14.455       $7.147       1,419
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.657           0
                                                       2005       $10.657      $11.977           0
                                                       2006       $11.977      $12.100           0
                                                       2007       $12.100      $14.323           0
                                                       2008       $14.323       $7.059           0
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $10.974           0
                                                       2005       $10.974      $11.958           0
                                                       2006       $11.958      $14.141           0
                                                       2007       $14.141      $15.104           0
                                                       2008       $15.104      $10.444           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.759           0
                                                       2007        $9.759      $11.642           0
                                                       2008       $11.642       $6.025           0
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.492           0
                                                       2004       $13.492      $15.617           0
                                                       2005       $15.617      $17.156           0
                                                       2006       $17.156      $18.672           0
                                                       2007       $18.672      $18.705           0
                                                       2008       $18.705      $10.841           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.222       1,693
                                                       2005       $11.222      $12.265       1,587
                                                       2006       $12.265      $14.407       1,479
                                                       2007       $14.407      $15.117       1,356
                                                       2008       $15.117       $8.636       1,302
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.215           0
                                                       2005       $11.215      $12.240           0
                                                       2006       $12.240      $14.369           0
                                                       2007       $14.369      $15.063           0
                                                       2008       $15.063       $8.586           0


                              212     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with
                    No Withdrawal Charge Option--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
     Increase) Option both added on or after May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                  2003       $11.344      $14.366          0
                                                  2004       $14.366      $19.022        510
                                                  2005       $19.022      $21.613        510
                                                  2006       $21.613      $28.957        510
                                                  2007       $28.957      $23.307        510
                                                  2008       $23.307      $14.048        510



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Franklin U.S. Government--Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities--Class 2 Sub-Account, Lord Abbett Series Fund--All Value Portfolio, Lord Abbett Series Fund--Bond-Debenture Portfolio, Lord Abbett Series Fund--Growth and Income Portfolio, Lord Abbett Series Fund--Growth Opportunities Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA--Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund--Service Class 2 Sub-Account, Fidelity VIP Freedom 2010--Service Class 2 Sub-Account, Fidelity VIP Freedom 2020--Service Class 2 Sub-Account, Fidelity VIP Freedom 2030--Service Class 2 Sub-Account, Fidelity VIP Freedom Income--Service Class 2 Sub-Account, Fidelity VIP Growth Stock--Service Class 2 Sub-Account, Fidelity VIP Index 500--Service Class 2 Sub-Account, Fidelity VIP Mid Cap--Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities--Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities--Class 2 Sub-Account and the FTVIP Templeton Global Income Securities--Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences--Class IB Sub-Account, Putnam VT New Opportunities--Class IB Sub-Account, Putnam VT Research--Class IB Sub-Account and the Putnam VT Utilities Growth and Income--Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I Sub-Account and the UIF U.S. Mid Cap Value Portfolio, Class I Sub-Account.


                              213     PROSPECTUS

PA195-4

[LOGO]

The Putnam Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758560, Topeka, KS 66675-8560
Telephone Number: 1-800-390-1277
Fax Number: 1-785-228-4568

                                                   Prospectus dated May 1, 2009

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Putnam Allstate Advisor

   .   Putnam Allstate Advisor Plus

   .   Putnam Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.


Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 24 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("Funds") of the Putnam Variable Trust:



 Putnam VT American Government Income   Putnam VT Income Fund - Class IB
   Fund - Class IB
                                        Putnam VT International Equity Fund -
 Putnam VT Capital Opportunities Fund     Class IB
   - Class IB
                                        Putnam VT International Growth and
 Putnam VT Diversified Income Fund -      Income Fund - Class IB
   Class IB
                                        Putnam VT International New
 Putnam VT Equity Income Fund - Class     Opportunities Fund - Class IB
   IB
                                        Putnam VT Investors Fund - Class IB
 Putnam VT The George Putnam Fund of
   Boston - Class IB                    Putnam VT Mid Cap Value Fund - Class
                                          IB
 Putnam VT Global Asset Allocation
   Fund - Class IB                      Putnam VT Money Market Fund - Class IB

 Putnam VT Global Equity Fund - Class   Putnam VT New Opportunities Fund -
 IB                                       Class IB

 Putnam VT Global Health Care Fund -    Putnam VT Research Fund - Class IB
 Class IB
                                        Putnam VT Small Cap Value Fund -
 Putnam VT Global Utilities Fund -        Class IB
   Class IB
                                        Putnam VT Vista Fund - Class IB
 Putnam VT Growth and Income Fund -
 Class IB                               Putnam VT Voyager Fund - Class IB

 Putnam VT Growth Opportunities Fund -
 Class IB

 Putnam VT High Yield Fund - Class IB


For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2009, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES  described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

           The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the
           Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

           The Contracts are not FDIC insured.

                               2     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                        Page
                   -----------------------------------------
                   Overview
                   -----------------------------------------
                      Important Terms                     4
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work              9
                   -----------------------------------------
                      Expense Table                      10
                   -----------------------------------------
                      Financial Information              13
                   -----------------------------------------
                   Contract Features
                   -----------------------------------------
                      The Contracts                      13
                   -----------------------------------------
                      Purchases                          15
                   -----------------------------------------
                      Contract Value                     16
                   -----------------------------------------
                      Investment Alternatives            17
                   -----------------------------------------
                        The Variable Sub-Accounts        17
                   -----------------------------------------
                        The Fixed Account Options        18
                   -----------------------------------------
                        Transfers                        19
                   -----------------------------------------

                                                                 Page
          -----------------------------------------------------------
             Expenses                                             22
          -----------------------------------------------------------
             Access to Your Money                                 24
          -----------------------------------------------------------
             Income Payments                                      25
          -----------------------------------------------------------
             Death Benefits                                       30
          -----------------------------------------------------------
          Other Information
          -----------------------------------------------------------
             More Information                                     35
          -----------------------------------------------------------
             Taxes                                                37
          -----------------------------------------------------------
          Statement of Additional Information Table of Contents   45
          -----------------------------------------------------------
          Appendix A - Contract Comparison Chart                  46
          -----------------------------------------------------------
          Appendix B - Accumulation Unit Values                   47
          -----------------------------------------------------------
          Appendix C - Withdrawal Adjustment Example - Income
           Benefits                                               87
          -----------------------------------------------------------
          Appendix D - Withdrawal Adjustment Example - Death
           Benefits                                               88
          -----------------------------------------------------------
          Appendix E - Calculation of Earnings Protection Death
           Benefit Option                                         89
          -----------------------------------------------------------


                               3     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            Page
                ------------------------------------------------
                Accumulation Phase                             9
                ------------------------------------------------
                Accumulation Unit                         13, 16
                ------------------------------------------------
                Accumulation Unit Value                   13, 16
                ------------------------------------------------
                Allstate Life ("We")                       1, 35
                ------------------------------------------------
                Annuitant                                     13
                ------------------------------------------------
                Automatic Additions Program                   15
                ------------------------------------------------
                Automatic Fund Rebalancing Program            21
                ------------------------------------------------
                Beneficiary                                   14
                ------------------------------------------------
                Cancellation Period                        6, 15
                ------------------------------------------------
                *Contract                                  1, 13
                ------------------------------------------------
                Contract Anniversary                           7
                ------------------------------------------------
                Contract Owner ("You")                     9, 13
                ------------------------------------------------
                Contract Value                             1, 16
                ------------------------------------------------
                Contract Year                                  7
                ------------------------------------------------
                Credit Enhancement                         1, 15
                ------------------------------------------------
                Dollar Cost Averaging Program                 21
                ------------------------------------------------
                Due Proof of Death                            30
                ------------------------------------------------
                Earnings Protection Death Benefit Option   6, 31
                ------------------------------------------------
                Enhanced Beneficiary Protection Option     6, 32
                ------------------------------------------------
                Excess of Earnings Withdrawal                 31
                ------------------------------------------------
                Fixed Account Options                      1, 18
                ------------------------------------------------
                Free Withdrawal Amount                        23
                ------------------------------------------------

                                                          Page
                  --------------------------------------------
                  Funds                              1, 18, 35
                  --------------------------------------------
                  Guarantee Period                          18
                  --------------------------------------------
                  Income Base                            7, 28
                  --------------------------------------------
                  Income Plan                               25
                  --------------------------------------------
                  In-Force Earnings                         31
                  --------------------------------------------
                  In-Force Premium                          31
                  --------------------------------------------
                  Investment Alternatives             1, 7, 17
                  --------------------------------------------
                  Issue Date                                 9
                  --------------------------------------------
                  Maximum Anniversary Value                 30
                  --------------------------------------------
                  Payout Phase                               9
                  --------------------------------------------
                  Payout Start Date                      9, 25
                  --------------------------------------------
                  Retirement Income Guarantee Rider      7, 28
                  --------------------------------------------
                  Rider Application Date                     6
                  --------------------------------------------
                  Rider Date                                28
                  --------------------------------------------
                  Right to Cancel                        6, 15
                  --------------------------------------------
                  SEC                                        1
                  --------------------------------------------
                  Settlement Value                          30
                  --------------------------------------------
                  Standard Fixed Account Option             18
                  --------------------------------------------
                  Systematic Withdrawal Program             25
                  --------------------------------------------
                  Valuation Date                            15
                  --------------------------------------------
                  Variable Account                       1, 35
                  --------------------------------------------
                  Variable Sub-Account                   1, 17
                  --------------------------------------------

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The Putnam Allstate Advisor Contract has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

..   The Putnam Allstate Advisor Plus Contract offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

..   The Putnam Allstate Advisor Preferred Contract has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period
    (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                               5     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments  We are no longer offering new Contracts.

                   You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of
                   $1,000,000. You must maintain a minimum Contract Value of $1,000.

                   For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit
                   Enhancement equal to 4% of such purchase payment.
-------------------------------------------------------------------------------------------------
Right to Cancel    You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Cancellation Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                   Variable Account, including the deduction of mortality and expense risk charges. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to
                   Cancel" for details.
-------------------------------------------------------------------------------------------------
Expenses           Each Fund pays expenses that you will bear indirectly if you invest in a
                   Variable Sub-Account. You also will bear the following expenses:

                   Putnam Allstate Advisor Contracts

                   . Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                   . Annual contract maintenance charge of $30 (waived in certain cases)

                   . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions)

                   Putnam Allstate Advisor Plus Contracts

                   . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                   . Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)

                   Putnam Allstate Advisor Preferred Contracts

                   . Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

                   . Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn (with certain exceptions)
                   All Contracts

                   . If you select the Enhanced Beneficiary Protection Option you would pay an additional mortality and expense risk charge of 0.15%.

                   . If you select the Earnings Protection Death Benefit Option you would pay an additional mortality and expense risk charge of 0.20% or 0.35%
                      (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date")).

                               6     PROSPECTUS


                         . We discontinued offering the Retirement Income Guarantee Rider as of
                            January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the
                            Income Base in effect on a Contract Anniversary ("Contract
                            Anniversary").

                         . Transfer fee equal to 0.50% of the amount transferred after the 12/th/
                            transfer in any Contract Year ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

                         . State premium tax (if your state imposes one)
----------------------------------------------------------------------------------------------------------
Investment Alternatives  Each Contract offers several investment alternatives including:

                         . a Standard Fixed Account Option* that credits interest at rates we guarantee, and

                         . 24 Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

                         Putnam Allstate Advisor Contracts offer 2 additional Fixed Account
                         Options that credit interest at rates we guarantee.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-390-1277.

                            *For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.
----------------------------------------------------------------------------------------------------------
Special Services         For your convenience, we offer these special services:

                         . Automatic Fund Rebalancing Program

                         . Automatic Additions Program

                         . Dollar Cost Averaging Program

                         . Systematic Withdrawal Program
----------------------------------------------------------------------------------------------------------
Income Payments          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         . life income with guaranteed payments

                         . a joint and survivor life income with guaranteed payments

                         . guaranteed payments for a specified period

                         . combination life income and guaranteed payments for a specified period

                         . combination joint and survivor life income and guaranteed payments for a specified period

                         . life income with cash refund

                         . joint life income with cash refund

                         . life income with installment refund

                         . joint life income with installment refund

                         Prior to January 1, 2004, Allstate Life offered two Retirement Income
                         Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.
----------------------------------------------------------------------------------------------------------


                               7     PROSPECTUS

--------------------------------------------------------------------------------------------------
Death Benefits  If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection
                Option and an Earnings Protection Death Benefit Option.
--------------------------------------------------------------------------------------------------
Transfers       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

                A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
Withdrawals     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 25. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                               9     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                        Number of Complete Years Since We Received the Purchase
    Contract:                           Payment Being Withdrawn/Applicable Charge:
    ----------------------------------------------------------------------------------------------------
                                        0       1       2      3      4      5      6      7+
    Putnam Allstate Advisor             7%      7%      6%     5%     4%     3%     2%     0%
    ----------------------------------------------------------------------------------------------------
                                        0       1       2      3      4      5      6      7      8+
    Putnam Allstate Advisor Plus        8%      8%      8%     7%     6%     5%     4%     3%     0%
    ----------------------------------------------------------------------------------------------------
                                        0       1       2+
    Putnam Allstate Advisor Preferred   2%      1%      0%
    ----------------------------------------------------------------------------------------------------
    Annual Contract Maintenance Charge

    Contract:
    ----------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor                       $30**
    ----------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Plus                   none
    ----------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Preferred              none
    ----------------------------------------------------------------------------------------------------
    Transfer Fee                        0.50% of the amount transferred***
    ----------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge           Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.25%                   1.25%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        1.60%                   1.60%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   1.65%                   1.65%
-----------------------------------------------------------------------------------------------------------

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 Enhanced Beneficiary Protection Option 0.15% (up to 0.25% for Options added in the future)
 Earnings Protection Death Benefit      0.20% (up to 0.30% for Options added
 Option (issue age 0-65)                in the future)
 Earnings Protection Death Benefit      0.35% (up to 0.50% for Options added
 Option (issue age 66-75)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option,
and Earnings Protection Death Benefit Option (issue age      Mortality and Expense  Total Variable Account
66-75)                                                           Risk Charge*          Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.75%                   1.75%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        2.10%                   2.10%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   2.15%                   2.15%
-----------------------------------------------------------------------------------------------------------

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

                               10     PROSPECTUS

Retirement Income Guarantee Rider Expenses*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses/(1)/ (expenses that
 are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
 expenses)                                                    0.82%    1.46%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2008.


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

..   elected the Enhanced Beneficiary Protection Option,

..   elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

..   elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $985  $1,612  $2,260   $4,148  $1,076 $1,800  $2,461   $4,213   $486    $1,220  $2,060   $4,257
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $920  $1,418  $1,943   $3,545  $1,011 $1,607  $2,146   $3,622   $421    $1,027  $1,746   $3,670
--------------------------------------------------------------------------------------------------------------------------------


                               11     PROSPECTUS

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $390  $1,187  $2,005   $4,148   $396  $1,205  $2,036   $4,213   $401    $1,220  $2,060   $4,257
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $325  $  993  $1,688   $3,545   $331  $1,012  $1,721   $3,622   $336    $1,027  $1,746   $3,670
--------------------------------------------------------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples reflect the Free Withdrawal Amounts if applicable, and the deduction of the annual contract maintenance charge of $30 each year for Putnam Allstate Advisor Contracts. The Examples do not assume that any Fund expense waivers or reimbursement arrangements are in effect for the periods presented. The above Examples assume you have selected the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and the Retirement Income Guarantee Rider 2 (prior to January 1, 2004) and that Income Base B is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               12     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

..   90 - Putnam Allstate Advisor

..   85 - Putnam Allstate Advisor Plus

..   90 - Putnam Allstate Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

..   90 - Putnam Allstate Advisor

..   85 - Putnam Allstate Advisor Plus

..   90 - Putnam Allstate Advisor Preferred

                               13     PROSPECTUS

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

                               14     PROSPECTUS

Purchases
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for Putnam Allstate Advisor Contracts ($10,000 for Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT
(Putnam Allstate Advisor Plus Contracts only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to Cancel" below for details. The Putnam Allstate Advisor Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account

                               15     PROSPECTUS
adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

For Putnam Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

Contract Value
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

..   your initial purchase payment for Putnam Allstate Advisor Contracts

..   your initial purchase payment plus the Credit Enhancement for Putnam
    Allstate Advisor Plus Contracts

..   your initial purchase payment for Putnam Allstate Advisor Preferred
    Contracts

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Putnam Allstate Advisor Plus Contracts, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

You should refer to the prospectus for the Fund for a description of how the assets of each such Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                               16     PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 24 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.


For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the Fund prospectuses, please contact us at 1-800-390-1277.


Fund:                                    Each Fund Seeks:
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income     High current income with preservation of capital as its secondary
 Fund - Class IB                          objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -   Long-term growth of capital.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund -      As high a level of current income as Putnam Management believes is
 Class IB                                 consistent with preservation of capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
 (1)
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with preservation of
 - Class IB                               capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB  Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB (formerly named Putnam VT
 Health Sciences Fund - Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB (formerly named Putnam VT Utilities
 Growth and Income Fund - Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary goal when consistent with achieving high current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam Management believes to be prudent risk.
----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and       Capital growth. Current income is a secondary objective.
 Income Fund - Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT International New              Long-term capital appreciation.
 Opportunities Fund - Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB (1)  Long-term growth of capital and any increased income that results from this growth.
----------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB  Capital appreciation, as a secondary objective, current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB (1)
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB       Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well diversified
 Boston - Class IB                        portfolio of value stocks and bonds, which produce both capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB (1)      Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------------------------------------



(1)Effective February 13, 2009, the Putnam VT Capital Appreciation Fund--Class IB was reorganized into the Putnam Investors Fund--Class IB; the Putnam VT Discovery Growth Fund--Class IB was reorganized into the Putnam New Opportunities Fund--Class IB; the Putnam VT New Value Fund--Class IB was reorganized into the Putnam VT Equity Income Fund--Class IB and the Putnam VT OTC Emerging Growth Fund--Class IB was reorganized into the Putnam VT Vista Fund Class IB.


                               17     PROSPECTUS

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                   Advisor  Advisor
                                           Advisor  Plus   Preferred
           ---------------------------------------------------------
           Standard Fixed Account Option     Yes     Yes      No*
           ---------------------------------------------------------
           6 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------
           12 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------

* The Standard Fixed Account Option is available with Contracts issued in
  Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(Putnam Allstate Advisor Contracts only)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 21. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 Month Dollar Cost Averaging Option") or for up to 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. For Putnam Allstate Advisor Plus Contracts each purchase payment plus the appropriate portion of the Credit Enhancement allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. For Putnam

                               18     PROSPECTUS

Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.


                               19     PROSPECTUS

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future

                               20     PROSPECTUS
additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM

You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 18.


We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               21     PROSPECTUS

Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(Putnam Allstate Advisor Contracts only)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

..   all of your money is allocated to the Fixed Account Options on a Contract
    Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

..   1.25% for Putnam Allstate Advisor Contracts

..   1.60% for Putnam Allstate Advisor Plus Contracts

..   1.65% for Putnam Allstate Advisor Preferred Contracts

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

                               22     PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

Putnam Allstate Advisor Contracts Under Putnam Allstate Advisor Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

Putnam Allstate Advisor Plus Contracts Under Putnam Allstate Advisor Plus Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

Putnam Allstate Advisor Preferred Contracts Under Putnam Allstate Advisor Preferred Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

All Contracts
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Putnam Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
Confinement Waiver. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

Terminal Illness Waiver. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

                               23     PROSPECTUS

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

Unemployment Waiver. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds.

Access to Your Money
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally

                               24     PROSPECTUS
considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

Income Plan 1 - Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is

                               25     PROSPECTUS
age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

Income Plan 3 - Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 4 - Combination Life Income and Guaranteed Payments for a Specified
Period.   Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 5 - Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

Income Plan 6 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 7 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 8 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 9 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

Guaranteed Payment Plans. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("guaranteed payment plans"):

..   The minimum payment period you may choose is 5 years.

                               26     PROSPECTUS

..   If the oldest Annuitant is under age 70, you may choose a period up to age
    100 subject to a maximum of 50 years.

..   If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The

                               27     PROSPECTUS
dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

Eligibility. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary;

..   You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

   . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Retirement Income Guarantee Rider 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under Putnam Allstate Advisor Plus Contracts, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.  On the Rider Date, the Income Base is equal to the Contract Value.

                               28     PROSPECTUS

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

..   For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

..   For withdrawals, the Income Base is equal to the most recently calculated
    Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

Retirement Income Guarantee Rider 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

Income Base B.  On the Rider Date, Income Base B is equal to the Contract
Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Allstate Advisor
Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

                               29     PROSPECTUS

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits
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We will pay a death benefit if, prior to the Payout Start Date:

1.  any Contract Owner dies, or

2.  the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts), less withdrawals,

3. the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4.  the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of Putnam Allstate Advisor Contracts, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

Maximum Anniversary Value. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts). After

                               30     PROSPECTUS

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the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

Withdrawal Adjustment. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

In-Force Premium equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("Rider Date") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

                               31     PROSPECTUS

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For examples of how the death benefit is calculated under the Earnings
Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives
(1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("Rider Date") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.  the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS
Death of Contract Owner. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 14. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

If the sole new Contract Owner is your spouse, he or she may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner;

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii.transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

..   the sum of all gross purchase payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) less any withdrawals; or

                               32     PROSPECTUS

..   the Contract Value on the date we determine the death benefit; or

..   the Maximum Anniversary Value as defined in the "Death Benefit Amount"
    section, with the following changes:

..   "Issue Date" is replaced by the date the Contract is continued,

..   "initial purchase payment" (including Credit Enhancements in the case of
    Putnam Allstate Advisor Plus Contracts) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

If the new Contract Owner is a living person who is not your spouse, or if there are multiple new Owners, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.


If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment
Alternatives: Transfers" section on page 19, for more information regarding transfers.


No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

If the new Contract Owner is a corporation, trust or other non-living person, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2.  receive the Contract Value payable within 5 years of your date of death.


The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "Investment Alternatives: Transfers" section on page 20 for more information regarding transfers.


No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the

                               33     PROSPECTUS

Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

..   the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

..   "Rider Date" is replaced by the date the Contract is continued,

..   "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

Death of Annuitant. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.  receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or


2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "Investment Alternatives: Transfers" section on page 19, for more information regarding transfers.


No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

                               34     PROSPECTUS

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More Information
--------------------------------------------------------------------------------

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

                               35     PROSPECTUS

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS
Distribution. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Putnam Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                               36     PROSPECTUS

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.


Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Contracts; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death

                               37     PROSPECTUS

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benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

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Distribution at Death Rules.  In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of


                               39     PROSPECTUS
either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).


Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.


Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.


Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Contract limits on distributions and other conditions are not met. Please consult your Qualified Contract administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


                               40     PROSPECTUS

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The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.


Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Contracts, the terms of the Qualified Contract Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor. Note that under the Worker, Retiree and Employer Recovery Act, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.


The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Contracts, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Contracts listed above.


Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

                               41     PROSPECTUS

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and


..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.


During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:


..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


Note that under the Worker, Retiree and Employer Recovery Act of 2008, required minimum distributions are suspended for 2009. Such payments are not considered to be eligible rollover distributions, and thus, not subject to 20% withholding. But, these payments can be rolled over to an IRA or other retirement plan within 60 days of receipt by the participant.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.


                               42     PROSPECTUS

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2 . Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible

                               43     PROSPECTUS
employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


Caution: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.


                               44     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Additions, Deletions, or Substitutions of Investments  2
           ----------------------------------------------------------
           The Contracts                                          2
           ----------------------------------------------------------
           Calculation of Accumulation Unit Values                3
           ----------------------------------------------------------
           Calculation of Variable Income Payments                4
           ----------------------------------------------------------

--------------------------------------------------------------------------------

                           General Matters       5
                           -------------------------
                           Experts               6
                           -------------------------
                           Financial Statements  6
                           -------------------------
                           Appendix A
                           -------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               45     PROSPECTUS

Appendix A
Putnam Allstate Advisor Contract Comparison Chart
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Feature                                   Advisor                     Advisor Plus                 Advisor Preferred
---------------------------------------------------------------------------------------------------------------------------
Maximum Age of Contract Owner
and Annuitant on the Issue
Date                                        90                             85                             90
---------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                  $10,000
Payment                        ($500 for Qualified Contracts)            $10,000                        $10,000
---------------------------------------------------------------------------------------------------------------------------
                               -Standard Fixed Account
                               Option with 1,5&7-year
                               Guarantee Periods -6 Month
                               Dollar Cost Averaging Option   -Standard Fixed Account             N/A (available only
                               -12 Month Dollar Cost          Option with 1,5&7-year             with Contracts issued
Fixed Account Options          Averaging Option               Guarantee Periods                       in Oregon)
---------------------------------------------------------------------------------------------------------------------------
                                                              4% applied to all purchase
Credit Enhancement                         None               payments                                   None
---------------------------------------------------------------------------------------------------------------------------
                               $30 per year, full amount on
                               surrender (waived in certain
Contract Maintenance Charge    cases)                                     None                           None
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge (without optional
benefit)                                   1.25%                          1.60%                          1.65%
---------------------------------------------------------------------------------------------------------------------------
                                  greater of earnings not
                                        previously
Free Withdrawal Amount         withdrawn, or 15% of purchase
(each Contract Year)           payments                       15 % of purchase payments      15% of purchase payments
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured
from number of complete years
since we received the
purchase payment as a
percentage of purchase
payments withdrawn in excess      Year: 0 1 2 3 4 5 6 7+        Year: 0 1 2 3 4 5 6 7 8+             Year: 0 1 2+
of the Free Withdrawal Amount)      %: 7 7 6 5 4 3 2 0            %: 8 8 8 7 6 5 4 3 0                 %: 2 1 0
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                   Yes                            Yes                            No
---------------------------------------------------------------------------------------------------------------------------

                               46     PROSPECTUS

Appendix B - Accumulation Unit Values
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.


The names of the following Sub-Accounts changed since December 31, 2008. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



  Sub-Account Name as of December 31,
                  2008
  (as appears in the following tables
      of Accumulation Unit Values)       Sub-Account Name as of May 1, 2009
 -----------------------------------------------------------------------------
 Putnam VT Health Sciences Fund -       Putnam VT Global Health Care Fund -
 Class IB                               Class IB
 Putnam VT Utilities Growth and Income  Putnam VT Global Utilities Fund -
 Fund - Class IB                        Class IB
 -----------------------------------------------------------------------------





On February 13, 2009, the Putnam VT Capital Appreciation Fund - Class IB reorganized into the Putnam Investors Fund - Class IB; the Putnam VT Discovery Growth Fund - Class IB reorganized into the Putnam New Opportunities Fund - Class IB; the Putnam VT New Value Fund - Class IB reorganized into the Putnam Equity Income Fund - Class IB; and the Putnam VT OTC & Emerging Growth Fund - Class IB reorganized into the Putnam VT Vista Fund - Class IB. As a result, the following Sub-Accounts are no longer available for investment: Putnam VT Capital Appreciation Fund - Class IB, the Putnam VT Discovery Growth Fund - Class IB, the Putnam VT New Value Fund - Class IB and the Putnam VT OTC & Emerging Growth Fund - Class IB. However, accumulation unit values for the Sub-Accounts are included in the tables below because the Sub-Account was available as of December 31, 2008.

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                                              Number
                                                                  Accumulation Accumulation  of Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                         2000       $10.000      $11.115       290,129
                                                         2001       $11.115      $11.695     2,363,866
                                                         2002       $11.695      $12.573     5,294,568
                                                         2003       $12.573      $12.609     3,674,800
                                                         2004       $12.609      $12.782     2,837,165
                                                         2005       $12.782      $12.794     2,344,027
                                                         2006       $12.794      $13.041     1,939,519
                                                         2007       $13.041      $13.954     1,739,913
                                                         2008       $13.954      $13.821     1,515,476
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                         2000       $10.000       $9.131        45,272
                                                         2001        $9.131       $7.763       514,152
                                                         2002        $7.763       $5.952     1,004,523
                                                         2003        $5.952       $7.335     1,082,865
                                                         2004        $7.335       $8.309     1,054,442
                                                         2005        $8.309       $8.851       931,834
                                                         2006        $8.851       $9.818       840,156
                                                         2007        $9.818       $9.021       731,288
                                                         2008        $9.021       $5.488       575,932


                               47     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                          2003       $10.000      $12.932        50,035
                                                          2004       $12.932      $15.085       131,709
                                                          2005       $15.085      $16.410       225,869
                                                          2006       $16.410      $18.671       255,476
                                                          2007       $18.671      $16.676       187,858
                                                          2008       $16.676      $10.673       140,971
--------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                          2000       $10.000       $7.312       100,680
                                                          2001        $7.312       $5.000       829,339
                                                          2002        $5.000       $3.475     2,496,402
                                                          2003        $3.475       $4.530     2,494,973
                                                          2004        $4.530       $4.813     2,192,703
                                                          2005        $4.813       $5.097     1,780,742
                                                          2006        $5.097       $5.591     1,564,511
                                                          2007        $5.591       $6.090     1,378,738
                                                          2008        $6.090       $3.410     1,110,301
--------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                          1999       $10.000       $9.866     1,112,113
                                                          2000        $9.866       $9.727     3,898,771
                                                          2001        $9.727       $9.942     4,832,628
                                                          2002        $9.942      $10.397     4,754,348
                                                          2003       $10.397      $12.326     4,749,282
                                                          2004       $12.326      $13.292     4,335,857
                                                          2005       $13.292      $13.527     4,009,773
                                                          2006       $13.527      $14.199     3,586,794
                                                          2007       $14.199      $14.599     2,834,986
                                                          2008       $14.599       $9.974     2,038,407
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                          2003       $10.000      $12.049       487,346
                                                          2004       $12.049      $13.305       966,045
                                                          2005       $13.305      $13.862     1,227,755
                                                          2006       $13.862      $16.269     1,324,221
                                                          2007       $16.269      $16.577     1,199,641
                                                          2008       $16.577      $11.272       988,965
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          1999       $10.000       $9.299     2,629,405
                                                          2000        $9.299      $10.067     6,032,053
                                                          2001       $10.067       $9.986     9,159,103
                                                          2002        $9.986       $8.998    10,982,873
                                                          2003        $8.998      $10.400    10,972,600
                                                          2004       $10.400      $11.113    10,383,824
                                                          2005       $11.113      $11.413     9,325,581
                                                          2006       $11.413      $12.615     7,572,633
                                                          2007       $12.615      $12.575     5,806,531
                                                          2008       $12.575       $7.361     4,033,039


                               48     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                                           Number
                                                               Accumulation Accumulation  of Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                      1999       $10.000      $10.698       216,789
                                                      2000       $10.698      $10.051       838,889
                                                      2001       $10.051       $9.079     1,074,406
                                                      2002        $9.079       $7.843     1,182,016
                                                      2003        $7.843       $9.441     1,274,558
                                                      2004        $9.441      $10.172     1,294,368
                                                      2005       $10.172      $10.746     1,323,355
                                                      2006       $10.746      $11.977     1,515,294
                                                      2007       $11.977      $12.174     1,192,407
                                                      2008       $12.174       $8.016       930,019
----------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                      1999       $10.000      $15.665       809,571
                                                      2000       $15.665      $10.868     4,838,412
                                                      2001       $10.868       $7.537     6,111,405
                                                      2002        $7.537       $5.776     5,397,212
                                                      2003        $5.776       $7.371     4,674,596
                                                      2004        $7.371       $8.274     4,145,841
                                                      2005        $8.274       $8.889     3,624,750
                                                      2006        $8.889      $10.816     3,241,464
                                                      2007       $10.816      $11.644     2,603,952
                                                      2008       $11.644       $6.284     1,932,919
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                      1999       $10.000       $9.172    10,446,547
                                                      2000        $9.172       $9.776    30,632,434
                                                      2001        $9.776       $9.036    41,176,940
                                                      2002        $9.036       $7.228    40,665,022
                                                      2003        $7.228       $9.093    37,569,817
                                                      2004        $9.093       $9.977    33,933,348
                                                      2005        $9.977      $10.367    29,270,346
                                                      2006       $10.367      $11.867    23,723,991
                                                      2007       $11.867      $11.010    17,955,570
                                                      2008       $11.010       $6.665    12,715,992
----------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                      2000       $10.000       $7.434     2,350,234
                                                      2001        $7.434       $4.985     3,982,639
                                                      2002        $4.985       $3.471     3,866,973
                                                      2003        $3.471       $4.217     3,577,793
                                                      2004        $4.217       $4.237     3,264,882
                                                      2005        $4.237       $4.356     2,749,057
                                                      2006        $4.356       $4.670     2,297,860
                                                      2007        $4.670       $4.861     1,838,702
                                                      2008        $4.861       $2.991     1,473,866


                               49     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                   1999       $10.000      $10.597     1,037,948
                                                   2000       $10.597      $14.545     4,204,909
                                                   2001       $14.545      $11.525     5,293,270
                                                   2002       $11.525       $9.066     5,061,022
                                                   2003        $9.066      $10.590     4,305,615
                                                   2004       $10.599      $11.212     3,733,811
                                                   2005       $11.212      $12.534     3,252,557
                                                   2006       $12.534      $12.723     2,609,482
                                                   2007       $12.723      $12.488     1,947,093
                                                   2008       $12.488      $10.226     1,469,682
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   1999       $10.000       $9.934       688,505
                                                   2000        $9.934       $8.976     2,014,173
                                                   2001        $8.976       $9.186     3,022,834
                                                   2002        $9.186       $9.006     3,421,713
                                                   2003        $9.006      $11.253     3,878,022
                                                   2004       $11.253      $12.284     3,133,920
                                                   2005       $12.284      $12.507     2,518,892
                                                   2006       $12.507      $13.651     2,064,976
                                                   2007       $13.651      $13.856     1,563,635
                                                   2008       $13.856      $10.116     1,137,477
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   1999       $10.000       $9.714       994,313
                                                   2000        $9.714      $10.341     3,295,896
                                                   2001       $10.341      $10.956     7,057,751
                                                   2002       $10.956      $11.672     9,130,281
                                                   2003       $11.672      $12.036     7,973,945
                                                   2004       $12.036      $12.413     6,879,618
                                                   2005       $12.413      $12.547     5,997,703
                                                   2006       $12.547      $12.951     5,077,932
                                                   2007       $12.951      $13.456     4,000,281
                                                   2008       $13.456      $10.109     2,777,616
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   1999       $10.000      $14.427     1,416,491
                                                   2000       $14.427      $12.885     6,476,055
                                                   2001       $12.885      $10.100     8,261,200
                                                   2002       $10.100       $8.212     8,662,245
                                                   2003        $8.212      $10.422     7,746,900
                                                   2004       $10.422      $11.959     7,071,496
                                                   2005       $11.959      $13.250     6,473,166
                                                   2006       $13.250      $16.712     5,866,337
                                                   2007       $16.712      $17.883     4,780,612
                                                   2008       $17.883       $9.898     3,674,845


                               50     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                              1999       $10.000      $10.968       515,493
                                                              2000       $10.968      $10.976     1,708,041
                                                              2001       $10.976       $8.582     2,339,655
                                                              2002        $8.582       $7.308     2,539,671
                                                              2003        $7.308       $9.948     2,353,192
                                                              2004        $9.948      $11.885     2,551,653
                                                              2005       $11.885      $13.392     2,559,124
                                                              2006       $13.392      $16.826     2,506,808
                                                              2007       $16.826      $17.779     1,996,439
                                                              2008       $17.779       $9.477     1,478,729
------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                              1999       $10.000      $18.134       389,045
                                                              2000       $18.134      $10.984     2,234,464
                                                              2001       $10.984       $7.736     2,469,501
                                                              2002        $7.736       $6.598     2,085,193
                                                              2003        $6.598       $8.679     1,803,653
                                                              2004        $8.679       $9.714     1,655,151
                                                              2005        $9.714      $11.355     1,738,451
                                                              2006       $11.355      $14.143     1,523,396
                                                              2007       $14.143      $15.811     1,252,002
                                                              2008       $15.811       $8.980     1,010,094
------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                              1999       $10.000      $12.168     5,517,617
                                                              2000       $12.168       $9.777    17,977,266
                                                              2001        $9.777       $7.262    21,424,549
                                                              2002        $7.762       $5.459    18,768,754
                                                              2003        $5.459       $6.854    16,209,787
                                                              2004        $6.854       $7.624    14,389,737
                                                              2005        $7.624       $8.192    12,352,538
                                                              2006        $8.192       $9.217    10,435,677
                                                              2007        $9.217       $8.631     7,945,465
                                                              2008        $8.631       $5.152     5,684,090
------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                              2003       $10.000      $12.801       127,975
                                                              2004       $12.801      $14.594       342,661
                                                              2005       $14.594      $16.205       596,881
                                                              2006       $16.205      $18.413       602,812
                                                              2007       $18.413      $18.489       490,801
                                                              2008       $18.489      $10.438       359,694


                               51     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    1999       $10.000      $10.231     1,261,646
                                                    2000       $10.231      $10.693     1,736,595
                                                    2001       $10.693      $10.956     5,663,312
                                                    2002       $10.956      $10.948     6,153,309
                                                    2003       $10.948      $10.866     3,214,835
                                                    2004       $10.866      $10.801     2,089,312
                                                    2005       $10.801      $10.936     1,892,206
                                                    2006       $10.936      $11.274     2,448,638
                                                    2007       $11.274      $11.665     2,133,991
                                                    2008       $11.665      $11.815     2,372,128
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                    1999       $10.000      $15.692     2,351,890
                                                    2000       $15.692      $11.436    11,371,847
                                                    2001       $11.436       $7.889    13,605,364
                                                    2002        $7.889       $5.413    12,064,671
                                                    2003        $5.413       $7.079    10,700,366
                                                    2004        $7.079       $7.711     9,334,600
                                                    2005        $7.711       $8.377     8,005,070
                                                    2006        $8.377       $8.981     6,628,713
                                                    2007        $8.981       $9.377     5,178,752
                                                    2008        $9.377       $5.672     4,071,265
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    1999       $10.000       $8.795       626,817
                                                    2000        $8.795      $10.629     1,659,981
                                                    2001       $10.629      $10.844     3,902,049
                                                    2002       $10.844       $9.037     5,140,780
                                                    2003        $9.037      $11.823     5,077,407
                                                    2004       $11.823      $13.476     5,101,539
                                                    2005       $13.476      $14.093     5,066,574
                                                    2006       $14.093      $16.146     4,275,279
                                                    2007       $16.146      $15.163     3,314,054
                                                    2008       $15.163       $8.272     2,435,762
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                    1999       $10.000      $19.838       697,007
                                                    2000       $19.838       $9.581     4,036,834
                                                    2001        $9.581       $5.137     5,465,555
                                                    2002        $5.137       $3.438     5,043,270
                                                    2003        $3.438       $4.608     4,399,346
                                                    2004        $4.608       $4.938     3,983,733
                                                    2005        $4.938       $5.260     3,369,292
                                                    2006        $5.260       $5.839     2,835,749
                                                    2007        $5.839       $6.497     2,238,839
                                                    2008        $6.497       $3.487     1,813,861


                               52     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                          1999       $10.000      $11.598     1,575,893
                                                          2000       $11.598      $11.226     4,896,412
                                                          2001       $11.226       $8.997     7,607,622
                                                          2002        $8.997       $6.912     7,958,204
                                                          2003        $6.912       $8.554     7,234,661
                                                          2004        $8.554       $9.086     6,387,752
                                                          2005        $9.086       $9.422     5,386,549
                                                          2006        $9.422      $10.357     4,391,694
                                                          2007       $10.357      $10.284     3,388,929
                                                          2008       $10.284       $6.241     2,580,717
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                          1999       $10.000      $10.302       451,498
                                                          2000       $10.302      $12.660     1,493,692
                                                          2001       $12.660      $14.768     3,217,546
                                                          2002       $14.768      $11.918     3,938,066
                                                          2003       $11.918      $17.613     3,816,634
                                                          2004       $17.613      $21.952     3,524,769
                                                          2005       $21.952      $23.203     3,031,315
                                                          2006       $23.203      $26.877     2,519,726
                                                          2007       $26.877      $23.163     1,835,554
                                                          2008       $23.163      $13.870     1,361,192
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                          1999       $10.000       $9.987       585,124
                                                          2000        $9.987      $11.590     2,469,334
                                                          2001       $11.590       $8.890     3,792,637
                                                          2002        $8.890       $6.664     3,297,734
                                                          2003        $6.664       $8.214     2,914,799
                                                          2004        $8.214       $9.864     2,664,057
                                                          2005        $9.864      $10.576     2,477,513
                                                          2006       $10.576      $13.267     1,986,876
                                                          2007       $13.267      $15.714     1,549,850
                                                          2008       $15.714      $10.786     1,144,416
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                          1999       $10.000      $14.088       824,655
                                                          2000       $14.088      $13.344     4,772,927
                                                          2001       $13.344       $8.762     6,616,756
                                                          2002        $8.762       $6.004     6,155,312
                                                          2003        $6.004       $7.896     5,715,213
                                                          2004        $7.896       $9.248     5,295,113
                                                          2005        $9.248      $10.242     4,767,399
                                                          2006       $10.242      $10.666     4,014,690
                                                          2007       $10.666      $10.933     2,976,653
                                                          2008       $10.933       $5.879     2,217,331


                               53     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.25



                                                                           Number
                                               Accumulation Accumulation  of Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                      1999       $10.000      $14.326     6,006,888
                                      2000       $14.326      $11.808    21,009,950
                                      2001       $11.808       $9.047    25,627,193
                                      2002        $9.047       $6.563    24,658,871
                                      2003        $6.563       $8.096    22,860,340
                                      2004        $8.096       $8.397    20,364,325
                                      2005        $8.397       $8.764    17,160,872
                                      2006        $8.764       $9.125    13,494,905
                                      2007        $9.125       $9.508     9,962,252
                                      2008        $9.508       $5.912     7,428,943



* The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. All of the Variable Sub-Accounts were first offered under the Contracts as of April 30, 1999, except as follows: the Putnam VT American Government Income--Class IB Sub-Account and Putnam VT Growth Opportunities--Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation--Class IB Sub-Account and Putnam VT Discovery Growth--Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities--Class IB Sub-Account, Putnam VT Equity Income--Class IB Sub-Account and Putnam VT Mid Cap Value--Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.


                               54     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 1.75



                                                                                              Number
                                                                  Accumulation Accumulation  of Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                         2001       $10.000       $6.385       58,418
                                                         2002        $6.385       $6.829      131,089
                                                         2003        $6.829       $6.814       52,957
                                                         2004        $6.814       $6.873       48,825
                                                         2005        $6.873       $6.844       46,071
                                                         2006        $6.844       $6.941       39,772
                                                         2007        $6.941       $7.390       36,468
                                                         2008        $7.390       $7.282       34,997
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                         2001       $10.000       $7.729       21,995
                                                         2002        $7.729       $5.897       27,375
                                                         2003        $5.897       $7.230       26,601
                                                         2004        $7.230       $8.148       25,036
                                                         2005        $8.148       $8.637       24,469
                                                         2006        $8.637       $9.531       23,929
                                                         2007        $9.531       $8.713       20,250
                                                         2008        $8.713       $5.274        6,184
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                         2003       $10.000      $12.889            0
                                                         2004       $12.889      $14.958            0
                                                         2005       $14.958      $16.190          962
                                                         2006       $16.190      $18.328        4,056
                                                         2007       $18.328      $16.286        4,042
                                                         2008       $16.286      $10.370            0
-------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                         2001       $10.000       $4.976        5,054
                                                         2002        $4.976       $3.443       22,613
                                                         2003        $3.443       $4.465       23,562
                                                         2004        $4.465       $4.720       36,355
                                                         2005        $4.720       $4.973       32,517
                                                         2006        $4.973       $5.427       30,838
                                                         2007        $5.427       $5.882       27,135
                                                         2008        $5.882       $3.277       38,738
-------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                         2001       $10.000       $9.878       22,518
                                                         2002        $9.878      $10.278       41,427
                                                         2003       $10.278      $12.123       54,550
                                                         2004       $12.123      $13.007       43,863
                                                         2005       $13.007      $13.170       42,534
                                                         2006       $13.170      $13.754       46,926
                                                         2007       $13.754      $14.071       46,347
                                                         2008       $14.071       $9.564       25,196


                               55     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 1.75



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                          2003       $10.000      $12.008        2,940
                                                          2004       $12.008      $13.192        6,794
                                                          2005       $13.192      $13.676        4,396
                                                          2006       $13.676      $15.969        7,724
                                                          2007       $15.969      $16.189        8,623
                                                          2008       $16.189      $10.952        9,362
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2001       $10.000       $9.921      127,345
                                                          2002        $9.921       $8.895      179,068
                                                          2003        $8.895      $10.229      184,577
                                                          2004       $10.229      $10.875      180,193
                                                          2005       $10.875      $11.112      194,513
                                                          2006       $11.112      $12.220      191,024
                                                          2007       $12.220      $12.120      180,179
                                                          2008       $12.120       $7.058      172,642
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                          2001       $10.000       $9.021        7,070
                                                          2002        $9.021       $7.754       16,679
                                                          2003        $7.754       $9.286       11,857
                                                          2004        $9.286       $9.954       12,956
                                                          2005        $9.954      $10.463       13,551
                                                          2006       $10.463      $11.602       13,060
                                                          2007       $11.602      $11.733       13,706
                                                          2008       $11.733       $7.686       15,065
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                          2001       $10.000       $7.488       22,915
                                                          2002        $7.488       $5.710       34,451
                                                          2003        $5.710       $7.249       28,616
                                                          2004        $7.249       $8.097       26,861
                                                          2005        $8.097       $8.654       22,329
                                                          2006        $8.654      $10.478       26,140
                                                          2007       $10.478      $11.222       30,733
                                                          2008       $11.222       $6.026       27,701
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                          2001       $10.000       $8.978      324,802
                                                          2002        $8.978       $7.146      567,551
                                                          2003        $7.146       $8.943      582,077
                                                          2004        $8.943       $9.763      533,135
                                                          2005        $9.763      $10.094      493,637
                                                          2006       $10.094      $11.496      393,729
                                                          2007       $11.496      $10.612      368,281
                                                          2008       $10.612       $6.391      301,741


                               56     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 1.75



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                    2001       $10.000       $4.958       29,628
                                                    2002        $4.958       $3.435       45,841
                                                    2003        $3.435       $4.153       50,076
                                                    2004        $4.153       $4.151       70,265
                                                    2005        $4.151       $4.246       59,914
                                                    2006        $4.246       $4.529       53,581
                                                    2007        $4.529       $4.690       47,647
                                                    2008        $4.690       $2.871       13,936
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                    2001       $10.000      $11.451       22,742
                                                    2002       $11.451       $8.962       33,088
                                                    2003        $8.962      $10.425       28,546
                                                    2004       $10.425      $10.972       24,265
                                                    2005       $10.972      $12.203       20,425
                                                    2006       $12.203      $12.325       15,824
                                                    2007       $12.325      $12.035        9,690
                                                    2008       $12.035       $9.806        9,295
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                    2001       $10.000       $9.127       22,005
                                                    2002        $9.127       $8.903       23,812
                                                    2003        $8.903      $11.068       31,430
                                                    2004       $11.068      $12.021       34,476
                                                    2005       $12.021      $12.177       21,556
                                                    2006       $12.177      $13.224       18,070
                                                    2007       $13.224      $13.354       19,016
                                                    2008       $13.354       $9.700       15,083
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2001       $10.000      $10.886       62,415
                                                    2002       $10.886      $11.538      109,722
                                                    2003       $11.538      $11.838      106,926
                                                    2004       $11.838      $12.147       91,879
                                                    2005       $12.147      $12.216       72,322
                                                    2006       $12.216      $12.546       60,599
                                                    2007       $12.546      $12.969       51,922
                                                    2008       $12.969       $9.693       24,913
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2001       $10.000      $10.035       60,861
                                                    2002       $10.035       $8.117       86,554
                                                    2003        $8.117      $10.251       88,560
                                                    2004       $10.251      $11.703       86,248
                                                    2005       $11.703      $12.901       64,385
                                                    2006       $12.901      $16.189       85,917
                                                    2007       $16.189      $17.235       82,896
                                                    2008       $17.235       $9.491       72,424


                               57     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 1.75



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                              2001       $10.000       $8.527       21,873
                                                              2002        $8.527       $7.225       25,421
                                                              2003        $7.225       $9.785       27,500
                                                              2004        $9.785      $11.631       43,504
                                                              2005       $11.631      $13.039       45,005
                                                              2006       $13.039      $16.299       51,204
                                                              2007       $16.299      $17.135       46,588
                                                              2008       $17.135       $9.087       29,869
------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                              2001       $10.000       $7.686        2,496
                                                              2002        $7.686       $6.522        8,580
                                                              2003        $6.522       $8.536        8,698
                                                              2004        $8.536       $9.506       20,499
                                                              2005        $9.506      $11.055       16,709
                                                              2006       $11.055      $13.701       28,482
                                                              2007       $13.701      $15.238       27,344
                                                              2008       $15.238       $8.611       27,715
------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                              2001       $10.000       $7.215      166,058
                                                              2002        $7.215       $5.396      228,112
                                                              2003        $5.396       $6.741      234,616
                                                              2004        $6.741       $7.460      231,633
                                                              2005        $7.460       $7.976      144,962
                                                              2006        $7.976       $8.928      155,290
                                                              2007        $8.928       $8.318      148,814
                                                              2008        $8.318       $4.940      127,653
------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                              2003       $10.000      $12.758            0
                                                              2004       $12.758      $14.471        2,324
                                                              2005       $14.471      $15.987        2,904
                                                              2006       $15.987      $18.074        4,236
                                                              2007       $18.074      $18.056        2,844
                                                              2008       $18.056      $10.142        2,844
------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                              2001       $10.000      $10.886       25,833
                                                              2002       $10.886      $10.823       53,866
                                                              2003       $10.823      $10.687       34,330
                                                              2004       $10.687      $10.569        7,367
                                                              2005       $10.569      $10.648        7,684
                                                              2006       $10.648      $10.921        4,114
                                                              2007       $10.921      $11.243       15,383
                                                              2008       $11.243      $11.330       20,075


                               58     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 1.75



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                    2001       $10.000       $7.838       32,732
                                                    2002        $7.838       $5.351       65,036
                                                    2003        $5.351       $6.963       58,243
                                                    2004        $6.963       $7.546       45,643
                                                    2005        $7.546       $8.156       38,943
                                                    2006        $8.156       $8.699       33,260
                                                    2007        $8.699       $9.037       28,515
                                                    2008        $9.037       $5.438       21,413
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2001       $10.000      $10.774       37,325
                                                    2002       $10.774       $8.934       45,790
                                                    2003        $8.934      $11.628       37,401
                                                    2004       $11.628      $13.187       41,170
                                                    2005       $13.187      $13.721      101,157
                                                    2006       $13.721      $15.640       95,202
                                                    2007       $15.640      $14.614       91,267
                                                    2008       $14.614       $7.932       75,215
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                    2001       $10.000       $5.104       20,137
                                                    2002        $5.104       $3.399       27,603
                                                    2003        $3.399       $4.532       26,862
                                                    2004        $4.532       $4.832       45,210
                                                    2005        $4.832       $5.121       34,927
                                                    2006        $5.121       $5.656       33,757
                                                    2007        $5.656       $6.262       30,266
                                                    2008        $6.262       $3.343       38,535
--------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                    2001       $10.000       $8.940       51,591
                                                    2002        $8.940       $6.833       65,389
                                                    2003        $6.833       $8.413       55,723
                                                    2004        $8.413       $8.891       56,533
                                                    2005        $8.891       $9.174       48,566
                                                    2006        $9.174      $10.033       35,805
                                                    2007       $10.033       $9.912       33,171
                                                    2008        $9.912       $5.985       30,089
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                    2001       $10.000      $14.673       28,740
                                                    2002       $14.673      $11.782       49,332
                                                    2003       $11.782      $17.323       48,767
                                                    2004       $17.323      $21.482       51,298
                                                    2005       $21.482      $22.591       44,040
                                                    2006       $22.591      $26.036       37,780
                                                    2007       $26.036      $22.324       33,686
                                                    2008       $22.324      $13.300       27,955


                               59     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 1.75



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                          2001       $10.000       $8.832       34,138
                                                          2002        $8.832       $6.588       42,749
                                                          2003        $6.588       $8.079       34,959
                                                          2004        $8.079       $9.652       18,127
                                                          2005        $9.652      $10.297       15,138
                                                          2006       $10.297      $12.852       19,680
                                                          2007       $12.852      $15.145       15,794
                                                          2008       $15.145      $10.343       26,096
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                          2001       $10.000       $8.705       36,838
                                                          2002        $8.705       $5.936       60,476
                                                          2003        $5.936       $7.766       52,444
                                                          2004        $7.766       $9.050       34,611
                                                          2005        $9.050       $9.972       37,553
                                                          2006        $9.972      $10.332       38,290
                                                          2007       $10.332      $10.537       24,291
                                                          2008       $10.537       $5.637       17,374
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                          2001       $10.000       $8.988      138,792
                                                          2002        $8.988       $6.488      272,235
                                                          2003        $6.488       $7.962      270,139
                                                          2004        $7.962       $8.217      221,519
                                                          2005        $8.217       $8.533      179,115
                                                          2006        $8.533       $8.840      132,668
                                                          2007        $8.840       $9.164      112,238
                                                          2008        $9.164       $5.669       96,590



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities--Class IB Sub-Account, Putnam VT Equity Income--Class IB Sub-Account and Putnam VT Mid Cap Value--Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.


                               60     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                              Number
                                                                  Accumulation Accumulation  of Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                         2000       $10.000      $10.893       142,098
                                                         2001       $10.893      $11.420       567,317
                                                         2002       $11.420      $12.234     1,131,656
                                                         2003       $12.234      $12.225       952,963
                                                         2004       $12.225      $12.350       774,385
                                                         2005       $12.350      $12.317       719,095
                                                         2006       $12.317      $12.511       647,923
                                                         2007       $12.511      $13.339       616,925
                                                         2008       $13.339      $13.165       540,953
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                         2000       $10.000       $9.124        15,427
                                                         2001        $9.124       $7.728        99,589
                                                         2002        $7.728       $5.905       183,708
                                                         2003        $5.905       $7.251       229,756
                                                         2004        $7.251       $8.184       255,121
                                                         2005        $8.184       $8.688       271,791
                                                         2006        $8.688       $9.603       224,938
                                                         2007        $9.603       $8.792       213,970
                                                         2008        $8.792       $5.330       210,496
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                         2003       $10.000      $12.902        26,725
                                                         2004       $12.902      $14.996        42,153
                                                         2005       $14.996      $16.256        57,402
                                                         2006       $16.256      $18.430        71,725
                                                         2007       $18.430      $16.402        57,029
                                                         2008       $16.402      $10.461        36,220
-------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                         2000       $10.000       $7.306        38,463
                                                         2001        $7.306       $4.976       208,794
                                                         2002        $4.976       $3.448       471,941
                                                         2003        $3.448       $4.478       474,031
                                                         2004        $4.478       $4.740       449,437
                                                         2005        $4.740       $5.003       389,744
                                                         2006        $5.003       $5.468       333,296
                                                         2007        $5.468       $5.935       289,796
                                                         2008        $5.935       $3.311       260,937
-------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                         2000       $10.000       $9.768       408,472
                                                         2001        $9.768       $9.949       568,856
                                                         2002        $9.949      $10.367       610,754
                                                         2003       $10.367      $12.247       647,678
                                                         2004       $12.247      $13.160       632,727
                                                         2005       $13.160      $13.345       608,111
                                                         2006       $13.345      $13.958       576,338
                                                         2007       $13.958      $14.301       540,799
                                                         2008       $14.301       $9.736       405,713


                               61     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                          2003       $10.000      $12.020        99,922
                                                          2004       $12.020      $13.226       188,811
                                                          2005       $13.226      $13.732       235,961
                                                          2006       $13.732      $16.059       279,925
                                                          2007       $16.059      $16.304       278,688
                                                          2008       $16.304      $11.047       237,901
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2000       $10.000      $11.505       258,198
                                                          2001       $11.505      $11.371       649,917
                                                          2002       $11.371      $10.210       878,102
                                                          2003       $10.210      $11.759       982,668
                                                          2004       $11.759      $12.521       971,868
                                                          2005       $12.521      $12.814       940,077
                                                          2006       $12.814      $14.112       895,342
                                                          2007       $14.112      $14.018       833,330
                                                          2008       $14.018       $8.176       619,597
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                          2000       $10.000       $9.696       122,143
                                                          2001        $9.696       $8.728       194,527
                                                          2002        $8.728       $7.513       222,862
                                                          2003        $7.513       $9.011       233,628
                                                          2004        $9.011       $9.675       289,693
                                                          2005        $9.675      $10.184       297,771
                                                          2006       $10.184      $11.310       303,822
                                                          2007       $11.310      $11.455       297,662
                                                          2008       $11.455       $7.516       284,658
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                          2000       $10.000       $7.097     1,185,338
                                                          2001        $7.097       $4.904     1,401,185
                                                          2002        $4.904       $3.745     1,201,753
                                                          2003        $3.745       $4.762     1,082,922
                                                          2004        $4.762       $5.327       995,953
                                                          2005        $5.327       $5.703       921,133
                                                          2006        $5.703       $6.915       833,304
                                                          2007        $6.915       $7.417       758,215
                                                          2008        $7.417       $3.989       669,625
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                          2000       $10.000      $11.806     2,249,328
                                                          2001       $11.806      $10.874     3,498,120
                                                          2002       $10.874       $8.668     3,775,787
                                                          2003        $8.668      $10.865     3,699,874
                                                          2004       $10.865      $11.879     3,521,914
                                                          2005       $11.879      $12.301     3,120,338
                                                          2006       $12.301      $14.031     2,632,559
                                                          2007       $14.031      $12.971     2,267,997
                                                          2008       $12.971       $7.824     1,670,924


                               62     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                   2000       $10.000       $7.504       905,846
                                                   2001        $7.504       $5.013     1,117,118
                                                   2002        $5.013       $3.478     1,118,175
                                                   2003        $3.478       $4.212     1,033,180
                                                   2004        $4.212       $4.217       895,790
                                                   2005        $4.217       $4.320       712,519
                                                   2006        $4.320       $4.614       559,611
                                                   2007        $4.614       $4.786       453,463
                                                   2008        $4.786       $2.934       386,378
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                   2000       $10.000      $12.025       792,412
                                                   2001       $12.025       $9.494       923,593
                                                   2002        $9.494       $7.442       839,675
                                                   2003        $7.442       $8.669       729,634
                                                   2004        $8.669       $9.138       665,910
                                                   2005        $9.138      $10.179       578,778
                                                   2006       $10.179      $10.296       485,326
                                                   2007       $10.296      $10.070       401,746
                                                   2008       $10.070       $8.217       315,491
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2000       $10.000       $8.944       264,864
                                                   2001        $8.944       $9.121       574,693
                                                   2002        $9.121       $8.910       663,558
                                                   2003        $8.910      $11.095       937,805
                                                   2004       $11.095      $12.068       664,379
                                                   2005       $12.068      $12.243       559,980
                                                   2006       $12.243      $13.316       530,796
                                                   2007       $13.316      $13.468       447,040
                                                   2008       $13.468       $9.798       331,532
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2000       $10.000      $10.531       367,229
                                                   2001       $10.531      $11.118       895,677
                                                   2002       $11.118      $11.803     1,356,981
                                                   2003       $11.803      $12.128     1,268,394
                                                   2004       $12.128      $12.463     1,165,180
                                                   2005       $12.463      $12.554     1,097,272
                                                   2006       $12.554      $12.912     1,028,972
                                                   2007       $12.912      $13.368       968,777
                                                   2008       $13.368      $10.007       757,880


                               63     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                              2000       $10.000       $8.786     1,348,523
                                                              2001        $8.786       $6.863     1,822,954
                                                              2002        $6.863       $5.560     2,026,738
                                                              2003        $5.560       $7.031     1,837,231
                                                              2004        $7.031       $8.040     1,752,696
                                                              2005        $8.040       $8.876     1,728,002
                                                              2006        $8.876      $11.156     1,660,738
                                                              2007       $11.156      $11.895     1,519,357
                                                              2008       $11.895       $6.560     1,215,054
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                              2000       $10.000      $10.441       147,662
                                                              2001       $10.441       $8.135       271,827
                                                              2002        $8.135       $6.903       333,378
                                                              2003        $6.903       $9.363       353,223
                                                              2004        $9.363      $11.146       482,951
                                                              2005       $11.146      $12.515       444,657
                                                              2006       $12.515      $15.669       520,225
                                                              2007       $15.669      $16.497       498,685
                                                              2008       $16.497       $8.762       358,165
------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                              2000       $10.000       $5.654       771,330
                                                              2001        $5.654       $3.968       807,273
                                                              2002        $3.968       $3.372       733,368
                                                              2003        $3.372       $4.420       682,118
                                                              2004        $4.420       $4.930       659,561
                                                              2005        $4.930       $5.742       682,529
                                                              2006        $5.742       $7.127       697,583
                                                              2007        $7.127       $7.938       690,347
                                                              2008        $7.938       $4.493       508,480
------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                              2000       $10.000       $8.593     2,007,034
                                                              2001        $8.593       $6.360     2,468,141
                                                              2002        $6.360       $4.764     2,348,872
                                                              2003        $4.764       $5.960     2,195,031
                                                              2004        $5.960       $6.606     1,964,220
                                                              2005        $6.606       $7.073     1,777,812
                                                              2006        $7.073       $7.930     1,737,238
                                                              2007        $7.930       $7.400     1,582,632
                                                              2008        $7.400       $4.402     1,270,133
------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                              2003       $10.000      $12.771        23,847
                                                              2004       $12.771      $14.507        61,904
                                                              2005       $14.507      $16.052       107,279
                                                              2006       $16.052      $18.176       157,909
                                                              2007       $18.176      $18.185       137,853
                                                              2008       $18.185      $10.230       111,787


                               64     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2000       $10.000      $10.363       677,833
                                                    2001       $10.363      $10.580     1,276,207
                                                    2002       $10.580      $10.535     1,380,044
                                                    2003       $10.535      $10.419       603,289
                                                    2004       $10.419      $10.319       354,012
                                                    2005       $10.319      $10.412       315,266
                                                    2006       $10.412      $10.696       293,663
                                                    2007       $10.696      $11.027       368,697
                                                    2008       $11.027      $11.130       687,023
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                    2000       $10.000       $6.803     3,065,757
                                                    2001        $6.803       $4.676     4,113,616
                                                    2002        $4.676       $3.197     3,660,821
                                                    2003        $3.197       $4.166     3,434,406
                                                    2004        $4.166       $4.522     3,059,669
                                                    2005        $4.522       $4.895     2,728,547
                                                    2006        $4.895       $5.229     2,373,574
                                                    2007        $5.229       $5.441     2,020,200
                                                    2008        $5.441       $3.279     1,647,358
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2000       $10.000      $13.368       137,732
                                                    2001       $13.368      $13.590       486,848
                                                    2002       $13.590      $11.286       555,533
                                                    2003       $11.286      $14.712       697,978
                                                    2004       $14.712      $16.710       722,396
                                                    2005       $16.710      $17.412       770,358
                                                    2006       $17.412      $19.878       725,512
                                                    2007       $19.878      $18.602       624,870
                                                    2008       $18.602      $10.112       456,742
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                    2000       $10.000       $4.098     1,454,821
                                                    2001        $4.098       $2.189     1,750,234
                                                    2002        $2.189       $1.460     1,682,272
                                                    2003        $1.460       $1.950     1,612,736
                                                    2004        $1.950       $2.082     1,731,937
                                                    2005        $2.082       $2.210     1,451,003
                                                    2006        $2.210       $2.445     1,266,923
                                                    2007        $2.445       $2.711       990,866
                                                    2008        $2.711       $1.450       799,027


                               65     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                          2000       $10.000      $10.323       678,431
                                                          2001       $10.323       $8.244     1,124,934
                                                          2002        $8.244       $6.310     1,216,893
                                                          2003        $6.310       $7.782     1,194,269
                                                          2004        $7.782       $8.237     1,117,325
                                                          2005        $8.237       $8.511       952,149
                                                          2006        $8.511       $9.323       824,800
                                                          2007        $9.323       $9.224       734,083
                                                          2008        $9.224       $5.578       608,806
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                          2000       $10.000      $11.995       250,516
                                                          2001       $11.995      $13.942       787,960
                                                          2002       $13.942      $11.212       687,034
                                                          2003       $11.212      $16.511       731,306
                                                          2004       $16.511      $20.506       686,360
                                                          2005       $20.506      $21.598       568,301
                                                          2006       $21.598      $24.929       520,014
                                                          2007       $24.929      $21.408       416,834
                                                          2008       $21.408      $12.773       307,715
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                          2000       $10.000      $11.900       383,145
                                                          2001       $11.900       $9.095       580,901
                                                          2002        $9.095       $6.794       514,765
                                                          2003        $6.794       $8.345       488,811
                                                          2004        $8.345       $9.985       451,239
                                                          2005        $9.985      $10.668       444,251
                                                          2006       $10.668      $13.336       415,055
                                                          2007       $13.336      $15.739       339,447
                                                          2008       $15.739      $10.765       233,641
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                          2000       $10.000       $8.498     1,483,252
                                                          2001        $8.498       $5.560     1,929,970
                                                          2002        $5.560       $3.796     1,588,580
                                                          2003        $3.796       $4.975     1,726,281
                                                          2004        $4.975       $5.806     1,668,702
                                                          2005        $5.806       $6.408     1,492,902
                                                          2006        $6.408       $6.649     1,308,937
                                                          2007        $6.649       $6.791     1,115,131
                                                          2008        $6.791       $3.639       759,826


                               66     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.6



                                                                           Number
                                               Accumulation Accumulation  of Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                      2000       $10.000       $8.020     4,514,031
                                      2001        $8.020       $6.123     5,778,357
                                      2002        $6.123       $4.426     5,858,475
                                      2003        $4.426       $5.440     5,993,492
                                      2004        $5.440       $5.623     5,581,389
                                      2005        $5.623       $5.848     4,911,051
                                      2006        $5.848       $6.067     4,003,304
                                      2007        $6.067       $6.299     3,419,553
                                      2008        $6.299       $3.903     2,452,151



* The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation--Class IB Sub-Account and Putnam VT Discovery Growth--Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities--Class IB Sub-Account, Putnam VT Equity Income--Class IB Sub-Account and Putnam VT Mid Cap Value--Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.


                               67     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                           Mortality & Expense = 2.1



                                                                                              Number
                                                                  Accumulation Accumulation  of Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                         2001       $10.000      $11.361       1,000
                                                         2002       $11.361      $12.108       7,267
                                                         2003       $12.108      $12.038       4,383
                                                         2004       $12.038      $12.099       1,991
                                                         2005       $12.099      $12.006       3,057
                                                         2006       $12.006      $12.133       1,001
                                                         2007       $12.133      $12.870       1,780
                                                         2008       $12.870      $12.638       1,777
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                         2001       $10.000       $7.695      29,837
                                                         2002        $7.695       $5.850       6,984
                                                         2003        $5.850       $7.147       5,430
                                                         2004        $7.147       $8.026       4,055
                                                         2005        $8.026       $8.476       3,640
                                                         2006        $8.476       $9.322       3,468
                                                         2007        $9.322       $8.491       3,416
                                                         2008        $8.491       $5.121       3,379
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                         2003       $10.000      $12.858           0
                                                         2004       $12.858      $14.869           0
                                                         2005       $14.869      $16.037          74
                                                         2006       $16.037      $18.090           0
                                                         2007       $18.090      $16.017           0
                                                         2008       $16.017      $10.163           0
-------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                         2001       $10.000       $4.954       2,847
                                                         2002        $4.954       $3.415       6,238
                                                         2003        $3.415       $4.414       6,484
                                                         2004        $4.414       $4.649       4,114
                                                         2005        $4.649       $4.881       4,160
                                                         2006        $4.881       $5.308       4,098
                                                         2007        $5.308       $5.732       2,666
                                                         2008        $5.732       $3.182       2,662
-------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                         2001       $10.000       $9.897       2,190
                                                         2002        $9.897      $10.261       5,785
                                                         2003       $10.261      $12.060       5,649
                                                         2004       $12.060      $12.893       5,248
                                                         2005       $12.893      $13.008       5,079
                                                         2006       $13.008      $13.537       4,963
                                                         2007       $13.537      $13.799       4,936
                                                         2008       $13.799       $9.346       4,600


                               68     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                           Mortality & Expense = 2.1



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                          2003       $10.000      $11.980           0
                                                          2004       $11.980      $13.114         948
                                                          2005       $13.114      $13.547         945
                                                          2006       $13.547      $15.762         942
                                                          2007       $15.762      $15.921       1,444
                                                          2008       $15.921      $10.733       1,439
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2001       $10.000      $11.312      25,504
                                                          2002       $11.312      $10.106      12,385
                                                          2003       $10.106      $11.579       5,120
                                                          2004       $11.579      $12.267       6,112
                                                          2005       $12.267      $12.490       5,281
                                                          2006       $12.490      $13.686       4,882
                                                          2007       $13.686      $13.525       4,147
                                                          2008       $13.525       $7.849       3,191
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                          2001       $10.000       $8.839           0
                                                          2002        $8.839       $7.435           0
                                                          2003        $7.435       $8.873         144
                                                          2004        $8.873       $9.478       2,803
                                                          2005        $9.478       $9.927       2,795
                                                          2006        $9.927      $10.969       2,787
                                                          2007       $10.969      $11.053       2,779
                                                          2008       $11.053       $7.215       2,770
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                          2001       $10.000       $4.879      26,829
                                                          2002        $4.879       $3.707      29,903
                                                          2003        $3.707       $4.690      30,543
                                                          2004        $4.690       $5.219      27,624
                                                          2005        $5.219       $5.559      26,230
                                                          2006        $5.559       $6.706      26,195
                                                          2007        $6.706       $7.157      26,161
                                                          2008        $7.157       $3.829      26,106
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                          2001       $10.000      $10.817      33,928
                                                          2002       $10.817       $8.579      23,859
                                                          2003        $8.579      $10.699      24,421
                                                          2004       $10.699      $11.638      19,375
                                                          2005       $11.638      $11.990      13,630
                                                          2006       $11.990      $13.607      13,271
                                                          2007       $13.607      $12.515      11,836
                                                          2008       $12.515       $7.511      10,376


                               69     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                           Mortality & Expense = 2.1



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                   2001       $10.000       $4.987      11,236
                                                   2002        $4.987       $3.442      16,141
                                                   2003        $3.442       $4.147      11,244
                                                   2004        $4.147       $4.131       6,141
                                                   2005        $4.131       $4.211      17,343
                                                   2006        $4.211       $4.475       5,463
                                                   2007        $4.475       $4.617       4,521
                                                   2008        $4.617       $2.817       1,723
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                   2001       $10.000       $9.445       5,376
                                                   2002        $9.445       $7.365       2,459
                                                   2003        $7.365       $8.537       2,869
                                                   2004        $8.537       $8.953       2,861
                                                   2005        $8.953       $9.922       3,387
                                                   2006        $9.992       $9.985       2,547
                                                   2007        $9.985       $9.716       2,540
                                                   2008        $9.716       $7.888       2,530
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2001       $10.000       $9.074       8,335
                                                   2002        $9.074       $8.819       5,699
                                                   2003        $8.819      $10.925       5,169
                                                   2004       $10.925      $11.823       4,087
                                                   2005       $11.823      $11.934       4,617
                                                   2006       $11.934      $12.914       3,452
                                                   2007       $12.914      $12.994       3,822
                                                   2008       $12.994       $9.405       3,808
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2001       $10.000      $11.060       1,497
                                                   2002       $11.060      $11.682       5,618
                                                   2003       $11.682      $11.943       7,561
                                                   2004       $11.943      $12.210       7,272
                                                   2005       $12.210      $12.237       7,253
                                                   2006       $12.237      $12.522       7,235
                                                   2007       $12.522      $12.898       9,502
                                                   2008       $12.898       $9.606       4,325
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2001       $10.000       $6.827         935
                                                   2002        $6.827       $5.503       2,063
                                                   2003        $5.503       $6.924       2,060
                                                   2004        $6.924       $7.876       2,057
                                                   2005        $7.876       $8.652       3,394
                                                   2006        $8.652      $10.819       1,510
                                                   2007       $10.819      $11.477       5,055
                                                   2008       $11.477       $6.297       3,231


                               70     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                           Mortality & Expense = 2.1



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                              2001       $10.000       $8.093      19,643
                                                              2002        $8.093       $6.832      13,070
                                                              2003        $6.832       $9.220       9,349
                                                              2004        $9.220      $10.920       6,715
                                                              2005       $10.920      $12.199       3,244
                                                              2006       $12.199      $15.196       3,090
                                                              2007       $15.196      $15.917       4,768
                                                              2008       $15.917       $8.411       4,777
------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                              2001       $10.000       $3.947       2,124
                                                              2002        $3.947       $3.337       2,209
                                                              2003        $3.337       $4.352       2,241
                                                              2004        $4.352       $4.829      14,158
                                                              2005        $4.829       $5.597      14,340
                                                              2006        $5.597       $6.911      13,902
                                                              2007        $6.911       $7.659      15,633
                                                              2008        $7.659       $4.313       3,250
------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                              2001       $10.000       $6.327      14,715
                                                              2002        $6.327       $4.715      17,515
                                                              2003        $4.715       $5.869      18,263
                                                              2004        $5.869       $6.472      19,996
                                                              2005        $6.472       $6.895      21,683
                                                              2006        $6.895       $7.691      20,020
                                                              2007        $7.691       $7.139      15,502
                                                              2008        $7.139       $4.225      13,206
------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                              2003       $10.000      $12.727           0
                                                              2004       $12.727      $14.385         895
                                                              2005       $14.385      $15.836       1,220
                                                              2006       $15.836      $17.840       1,212
                                                              2007       $17.840      $17.758       1,207
                                                              2008       $17.758       $9.939         884
------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                              2001       $10.000      $10.525      22,255
                                                              2002       $10.525      $10.427      21,547
                                                              2003       $10.427      $10.259      33,118
                                                              2004       $10.259      $10.110      20,017
                                                              2005       $10.110      $10.149       2,441
                                                              2006       $10.149      $10.373       2,442
                                                              2007       $10.373      $10.640           0
                                                              2008       $10.640      $10.684      16,622


                               71     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                           Mortality & Expense = 2.1



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                    2001       $10.000       $4.652      32,398
                                                    2002        $4.652       $3.164      21,354
                                                    2003        $3.164       $4.103      18,721
                                                    2004        $4.103       $4.430      29,185
                                                    2005        $4.430       $4.772      27,124
                                                    2006        $4.772       $5.072      24,988
                                                    2007        $5.072       $5.249      24,963
                                                    2008        $5.249       $3.148      10,122
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2001       $10.000      $13.519      38,407
                                                    2002       $13.519      $11.170      27,193
                                                    2003       $11.170      $14.487      20,072
                                                    2004       $14.487      $16.371      15,505
                                                    2005       $16.371      $16.973      13,178
                                                    2006       $16.973      $19.278      11,282
                                                    2007       $19.278      $17.949      10,932
                                                    2008       $17.949       $9.707      10,627
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                    2001       $10.000       $2.178       5,178
                                                    2002        $2.178       $1.445       1,021
                                                    2003        $1.445       $1.920       1,041
                                                    2004        $1.920       $2.040       1,872
                                                    2005        $2.040       $2.154       1,056
                                                    2006        $2.154       $2.371       1,061
                                                    2007        $2.371       $2.615       1,019
                                                    2008        $2.615       $1.391       1,058
--------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                    2001       $10.000       $8.201      20,720
                                                    2002        $8.201       $6.246      17,979
                                                    2003        $6.246       $7.663      18,167
                                                    2004        $7.663       $8.069      17,505
                                                    2005        $8.069       $8.296      17,879
                                                    2006        $8.296       $9.042      17,113
                                                    2007        $9.042       $8.900      17,362
                                                    2008        $8.900       $5.354      15,504
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                    2001       $10.000      $13.870      25,198
                                                    2002       $13.870      $11.097      14,705
                                                    2003       $11.097      $16.258       9,043
                                                    2004       $16.258      $20.090       8,529
                                                    2005       $20.090      $21.052       4,686
                                                    2006       $21.052      $24.176       4,315
                                                    2007       $24.176      $20.655       4,329
                                                    2008       $20.655      $12.261       4,070


                               72     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                           Mortality & Expense = 2.1



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                          2001       $10.000       $9.048       1,764
                                                          2002        $9.048       $6.724       2,586
                                                          2003        $6.724       $8.217       2,952
                                                          2004        $8.217       $9.782       1,480
                                                          2005        $9.782      $10.399       5,705
                                                          2006       $10.399      $12.933       9,587
                                                          2007       $12.933      $15.186      10,241
                                                          2008       $15.186      $10.333       2,115
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                          2001       $10.000       $5.531      30,162
                                                          2002        $5.531       $3.757      27,098
                                                          2003        $3.757       $4.899      21,307
                                                          2004        $4.899       $5.688      11,128
                                                          2005        $5.688       $6.246       5,787
                                                          2006        $6.246       $6.448       3,634
                                                          2007        $6.448       $6.552       2,858
                                                          2008        $6.552       $3.493       2,035
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                          2001       $10.000       $6.091      33,735
                                                          2002        $6.091       $4.381      29,530
                                                          2003        $4.381       $5.357      28,706
                                                          2004        $5.357       $5.509      25,383
                                                          2005        $5.509       $5.700      24,966
                                                          2006        $5.700       $5.884      23,085
                                                          2007        $5.884       $6.078      22,288
                                                          2008        $6.078       $3.747      21,353
--------------------------------------------------------------------------------------------------------



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities--Class IB Sub-Account, Putnam VT Equity Income--Class IB Sub-Account and Putnam VT Mid Cap Value--Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10%.


                               73     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.65



                                                                                              Number
                                                                  Accumulation Accumulation  of Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                         2000       $10.000      $10.751         9,946
                                                         2001       $10.751      $11.266     1,593,598
                                                         2002       $11.266      $12.062     2,523,864
                                                         2003       $12.062      $12.048       110,651
                                                         2004       $12.048      $12.164        77,019
                                                         2005       $12.164      $12.126        36,145
                                                         2006       $12.126      $12.310        33,850
                                                         2007       $12.310      $13.119        23,555
                                                         2008       $13.119      $12.941        50,446
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                         2000       $10.000       $9.122             0
                                                         2001        $9.122       $7.723        26,897
                                                         2002        $7.723       $5.898        68,181
                                                         2003        $5.898       $7.239        22,644
                                                         2004        $7.239       $8.167        22,292
                                                         2005        $8.167       $8.665        20,215
                                                         2006        $8.665       $9.572        13,666
                                                         2007        $9.572       $8.760         7,900
                                                         2008        $8.760       $5.307         7,484
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                         2003       $10.000      $12.898           410
                                                         2004       $12.898      $14.983           840
                                                         2005       $14.983      $16.234         7,138
                                                         2006       $16.234      $18.396         4,711
                                                         2007       $18.396      $16.363         1,918
                                                         2008       $16.363      $10.430         2,374
-------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                         2000       $10.000       $7.305        12,811
                                                         2001        $7.305       $4.972        36,498
                                                         2002        $4.972       $3.444       111,026
                                                         2003        $3.444       $4.471        72,616
                                                         2004        $4.471       $4.730        52,620
                                                         2005        $4.730       $4.989        32,602
                                                         2006        $4.989       $5.541        20,827
                                                         2007        $5.451       $5.913        11,921
                                                         2008        $5.913       $3.298        16,121
-------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                         2000       $10.000       $9.922        18,129
                                                         2001        $9.922      $10.100        74,847
                                                         2002       $10.100      $10.520       109,144
                                                         2003       $10.520      $12.421       108,587
                                                         2004       $12.421      $13.340        97,271
                                                         2005       $13.340      $13.521        77,708
                                                         2006       $13.521      $14.135        76,777
                                                         2007       $14.135      $14.475        58,667
                                                         2008       $14.475       $9.849        63,353


                               74     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.65



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                          2003       $10.000      $12.016       14,077
                                                          2004       $12.016      $13.215       20,641
                                                          2005       $13.215      $13.713       29,268
                                                          2006       $13.713      $16.029       32,015
                                                          2007       $16.029      $16.266       34,775
                                                          2008       $16.266      $11.015       50,469
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2000       $10.000      $10.884       18,917
                                                          2001       $10.884      $10.752      280,246
                                                          2002       $10.752       $9.650      302,504
                                                          2003        $9.650      $11.108      230,382
                                                          2004       $11.108      $11.822      224,523
                                                          2005       $11.822      $12.092      219,701
                                                          2006       $12.092      $13.311      185,431
                                                          2007       $13.311      $13.215      166,369
                                                          2008       $13.215       $7.704      119,246
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                          2000       $10.000       $9.709        4,292
                                                          2001        $9.709       $8.735       34,542
                                                          2002        $8.735       $7.515       41,697
                                                          2003        $7.515       $9.009       18,449
                                                          2004        $9.009       $9.668       19,576
                                                          2005        $9.668      $10.172       30,086
                                                          2006       $10.172      $11.291       45,972
                                                          2007       $11.291      $11.430       43,149
                                                          2008       $11.430       $7.495       43,247
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                          2000       $10.000       $7.469       34,014
                                                          2001        $7.469       $5.158      134,233
                                                          2002        $5.158       $3.937      123,987
                                                          2003        $3.937       $5.004      106,781
                                                          2004        $5.004       $5.595      106,315
                                                          2005        $5.595       $5.986       93,126
                                                          2006        $5.986       $7.254       84,666
                                                          2007        $7.254       $7.778       71,387
                                                          2008        $7.778       $4.180       55,457
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                          2000       $10.000      $10.845      151,615
                                                          2001       $10.845       $9.983      472,297
                                                          2002        $9.983       $7.954      714,666
                                                          2003        $7.954       $9.965      621,051
                                                          2004        $9.965      $10.890      507,582
                                                          2005       $10.890      $11.271      417,486
                                                          2006       $11.271      $12.849      353,739
                                                          2007       $12.849      $11.873      272,041
                                                          2008       $11.873       $7.158      182,984


                               75     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.65



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                   2000       $10.000       $7.365       44,791
                                                   2001        $7.365       $4.918       85,724
                                                   2002        $4.918       $3.410      131,338
                                                   2003        $3.410       $4.128      144,221
                                                   2004        $4.128       $4.130       82,783
                                                   2005        $4.130       $4.229       52,636
                                                   2006        $4.229       $4.515       59,495
                                                   2007        $4.515       $4.680       42,069
                                                   2008        $4.680       $2.868       36,438
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                   2000       $10.000      $12.219       22,245
                                                   2001       $12.219       $9.643       84,095
                                                   2002        $9.643       $7.554       92,807
                                                   2003        $7.554       $8.796       70,819
                                                   2004        $8.796       $9.267       59,204
                                                   2005        $9.267      $10.318       53,437
                                                   2006       $10.318      $10.431       43,984
                                                   2007       $10.431      $10.197       43,173
                                                   2008       $10.197       $8.316       20,493
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2000       $10.000       $9.154       12,348
                                                   2001        $9.154       $9.331      159,522
                                                   2002        $9.331       $9.111      193,769
                                                   2003        $9.111      $11.339       75,897
                                                   2004       $11.339      $12.327       81,232
                                                   2005       $12.327      $12.500       56,162
                                                   2006       $12.500      $13.588       42,628
                                                   2007       $13.588      $13.736       23,034
                                                   2008       $13.736       $9.987       20,128
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2000       $10.000      $10.615       19,748
                                                   2001       $10.615      $11.201      113,696
                                                   2002       $11.201      $11.885      236,548
                                                   2003       $11.885      $12.206      154,983
                                                   2004       $12.206      $12.536      143,613
                                                   2005       $12.536      $12.621       96,727
                                                   2006       $12.621      $12.975       83,121
                                                   2007       $12.975      $13.426       65,361
                                                   2008       $13.426      $10.045       50,497


                               76     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.65



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                              2000       $10.000       $9.163       80,312
                                                              2001        $9.163       $7.154      354,251
                                                              2002        $7.154       $5.792      386,523
                                                              2003        $5.792       $7.322      202,442
                                                              2004        $7.322       $8.368      177,097
                                                              2005        $8.368       $9.234      170,985
                                                              2006        $9.234      $11.599      143,339
                                                              2007       $11.599      $12.361      105,791
                                                              2008       $12.361       $6.814       91,415
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                              2000       $10.000       $9.987        6,119
                                                              2001        $9.987       $7.778       24,248
                                                              2002        $7.778       $6.596       40,488
                                                              2003        $6.596       $8.943       34,275
                                                              2004        $8.943      $10.641       63,619
                                                              2005       $10.641      $11.941       54,829
                                                              2006       $11.941      $14.942       50,397
                                                              2007       $14.942      $15.724       43,026
                                                              2008       $15.724       $8.347       35,271
------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                              2000       $10.000       $6.630       24,185
                                                              2001        $6.630       $4.650       36,690
                                                              2002        $4.650       $3.950       46,180
                                                              2003        $3.950       $5.175       39,709
                                                              2004        $5.175       $5.769       33,076
                                                              2005        $5.769       $6.716       32,010
                                                              2006        $6.176       $8.331       26,994
                                                              2007        $8.331       $9.276       26,603
                                                              2008        $9.276       $5.247       33,849
------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                              2000       $10.000       $8.355       96,425
                                                              2001        $8.355       $6.181      227,701
                                                              2002        $6.181       $4.627      386,343
                                                              2003        $4.627       $5.786      242,788
                                                              2004        $5.786       $6.410      193,398
                                                              2005        $6.410       $6.860      173,705
                                                              2006        $6.860       $7.687      137,779
                                                              2007        $7.687       $7.169       97,861
                                                              2008        $7.169       $4.262       87,876


                               77     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.65



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                    2003       $10.000      $12.767        2,829
                                                    2004       $12.767      $14.495        9,092
                                                    2005       $14.495      $16.030       15,072
                                                    2006       $16.030      $18.142       23,121
                                                    2007       $18.142      $18.142       21,403
                                                    2008       $18.142      $10.201       18,360
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2000       $10.000      $10.292       46,596
                                                    2001       $10.292      $10.503      306,142
                                                    2002       $10.503      $10.452      130,887
                                                    2003       $10.452      $10.332      112,014
                                                    2004       $10.332      $10.228       72,385
                                                    2005       $10.228      $10.314       29,397
                                                    2006       $10.314      $10.590       31,404
                                                    2007       $10.590      $10.913       58,254
                                                    2008       $10.913      $11.009       43,593
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                    2000       $10.000       $7.152      144,160
                                                    2001        $7.152       $4.914      482,149
                                                    2002        $4.914       $3.358      469,211
                                                    2003        $3.358       $4.374      510,283
                                                    2004        $4.374       $4.745      288,975
                                                    2005        $4.745       $5.134      207,448
                                                    2006        $5.134       $5.481      155,676
                                                    2007        $5.481       $5.700      116,843
                                                    2008        $5.700       $3.434      121,413
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2000       $10.000      $11.986        1,963
                                                    2001       $11.986      $12.179      135,268
                                                    2002       $12.179      $10.109      247,974
                                                    2003       $10.109      $13.171      174,988
                                                    2004       $13.171      $14.952      137,853
                                                    2005       $14.952      $15.573      120,366
                                                    2006       $15.573      $17.769       93,684
                                                    2007       $17.769      $16.620       73,906
                                                    2008       $16.620       $9.030       54,886
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                    2000       $10.000       $6.124       38,575
                                                    2001        $6.124       $3.270      137,129
                                                    2002        $3.270       $2.180      178,712
                                                    2003        $2.180       $2.910      126,145
                                                    2004        $2.910       $3.106       91,125
                                                    2005        $3.106       $3.295       59,735
                                                    2006        $3.295       $3.643       51,277
                                                    2007        $3.643       $4.037       47,014
                                                    2008        $4.037       $2.158       46,717


                               78     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.65



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                          2000       $10.000       $9.581       42,347
                                                          2001        $9.581       $7.647      258,051
                                                          2002        $7.647       $5.851      209,966
                                                          2003        $5.851       $7.212      140,148
                                                          2004        $7.212       $7.629      110,890
                                                          2005        $7.629       $7.879       89,508
                                                          2006        $7.879       $8.626       63,000
                                                          2007        $8.626       $8.531       58,971
                                                          2008        $8.531       $5.156       48,032
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                          2000       $10.000      $11.544       10,702
                                                          2001       $11.544      $13.411      275,088
                                                          2002       $13.411      $10.780      202,475
                                                          2003       $10.780      $15.866      157,449
                                                          2004       $15.866      $19.695      118,419
                                                          2005       $19.695      $20.733      103,477
                                                          2006       $20.733      $23.918       71,156
                                                          2007       $23.918      $20.530       55,275
                                                          2008       $20.530      $12.243       43,413
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                          2000       $10.000      $11.208       37,805
                                                          2001       $11.208       $8.562       97,321
                                                          2002        $8.562       $6.392       81,197
                                                          2003        $6.392       $7.848           76
                                                          2004        $7.848       $9.385       81,504
                                                          2005        $9.385      $10.023       67,488
                                                          2006       $10.023      $12.522       54,382
                                                          2007       $12.522      $14.771       49,833
                                                          2008       $14.771      $10.098       52,520
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                          2000       $10.000       $8.460      121,993
                                                          2001        $8.460       $5.532      199,434
                                                          2002        $5.532       $3.776      252,355
                                                          2003        $3.776       $4.945      353,492
                                                          2004        $4.945       $5.769      310,050
                                                          2005        $5.769       $6.363      283,334
                                                          2006        $6.363       $6.600      253,959
                                                          2007        $6.600       $6.738      176,473
                                                          2008        $6.738       $3.608      139,005


                               79     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                          Mortality & Expense = 1.65



                                                                           Number
                                               Accumulation Accumulation  of Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                      2000       $10.000       $8.220      199,778
                                      2001        $8.220       $6.272      569,455
                                      2002        $6.272       $4.532      699,737
                                      2003        $4.532       $5.567      688,542
                                      2004        $5.567       $5.751      472,797
                                      2005        $5.751       $5.978      379,493
                                      2006        $5.978       $6.199      337,223
                                      2007        $6.199       $6.433      263,549
                                      2008        $6.433       $3.984      191,299



* The Putnam Allstate Advisor Preferred Contracts were first offered on
  April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except the Putnam VT Capital Appreciation--Class IB Sub-Account and Putnam VT Discovery Growth--Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities--Class IB Sub-Account, Putnam VT Equity Income--Class IB Sub-Account and Putnam VT Mid Cap Value--Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                               80     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 2.15



                                                                                              Number
                                                                  Accumulation Accumulation  of Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                         2001       $10.000      $11.210       1,322
                                                         2002       $11.210      $11.942       1,498
                                                         2003       $11.942      $11.867         402
                                                         2004       $11.867      $11.921         586
                                                         2005       $11.921      $11.823         774
                                                         2006       $11.823      $11.942         776
                                                         2007       $11.942      $12.661         791
                                                         2008       $12.661      $12.426         660
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                         2001       $10.000       $8.067           0
                                                         2002        $8.067       $5.843         111
                                                         2003        $5.843       $7.135         170
                                                         2004        $7.135       $8.008         170
                                                         2005        $8.008       $8.454         169
                                                         2006        $8.454       $9.292         182
                                                         2007        $9.292       $8.459         195
                                                         2008        $8.459       $5.099         212
-------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                         2003       $10.000      $12.854           0
                                                         2004       $12.854      $14.857           0
                                                         2005       $14.857      $16.015           0
                                                         2006       $16.015      $18.056           0
                                                         2007       $18.056      $15.979       2,770
                                                         2008       $15.979      $10.133       2,760
-------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                         2001       $10.000       $5.150           0
                                                         2002        $5.150       $3.412           0
                                                         2003        $3.412       $4.407         913
                                                         2004        $4.407       $4.638         880
                                                         2005        $4.638       $4.868         846
                                                         2006        $4.868       $5.291         814
                                                         2007        $5.291       $5.710         780
                                                         2008        $5.710       $3.168         715
-------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                         2001       $10.000      $10.050         655
                                                         2002       $10.050      $10.415       1,426
                                                         2003       $10.415      $12.234       1,223
                                                         2004       $12.234      $13.073         121
                                                         2005       $13.073      $13.183         233
                                                         2006       $13.183      $13.712         235
                                                         2007       $13.712      $13.970       9,462
                                                         2008       $13.970       $9.457      11,953


                               81     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 2.15



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                          2003       $10.000      $11.976           0
                                                          2004       $11.976      $13.103       3,536
                                                          2005       $13.103      $13.528       3,536
                                                          2006       $13.528      $15.733       1,768
                                                          2007       $15.733      $15.883       3,942
                                                          2008       $15.883      $10.702       3,934
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2001       $10.000      $10.699         465
                                                          2002       $10.699       $9.554       6,368
                                                          2003        $9.554      $10.941       8,218
                                                          2004       $10.941      $11.585       4,764
                                                          2005       $11.585      $11.790       4,764
                                                          2006       $11.790      $12.912       2,233
                                                          2007       $12.912      $12.754       1,106
                                                          2008       $12.754       $7.397       1,106
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                          2001       $10.000       $8.850           0
                                                          2002        $8.850       $7.440       3,025
                                                          2003        $7.440       $8.874           5
                                                          2004        $8.874       $9.474       8,731
                                                          2005        $9.474       $9.918       8,731
                                                          2006        $9.918      $10.953       8,731
                                                          2007       $10.953      $11.031       8,731
                                                          2008       $11.031       $7.197       8,731
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                          2001       $10.000       $5.133       8,348
                                                          2002        $5.133       $3.898      12,489
                                                          2003        $3.898       $4.929      12,151
                                                          2004        $4.929       $5.483       3,641
                                                          2005        $5.483       $5.836       3,397
                                                          2006        $5.836       $7.037       3,182
                                                          2007        $7.037       $7.506       2,798
                                                          2008        $7.506       $4.014       3,214
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                          2001       $10.000       $9.934       2,339
                                                          2002        $9.934       $7.875      13,077
                                                          2003        $7.875       $9.815      34,706
                                                          2004        $9.815      $10.672      36,658
                                                          2005       $10.672      $10.989      33,245
                                                          2006       $10.989      $12.464      14,505
                                                          2007       $12.464      $11.458       7,352
                                                          2008       $11.458       $6.873       7,498


                               82     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 2.15



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                   2001       $10.000       $5.127           0
                                                   2002        $5.127       $3.376           0
                                                   2003        $3.376       $4.065       2,200
                                                   2004        $4.065       $4.047       4,992
                                                   2005        $4.047       $4.123       6,463
                                                   2006        $4.123       $4.380       6,438
                                                   2007        $4.380       $4.517       6,316
                                                   2008        $4.517       $2.754       6,231
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                   2001       $10.000       $9.595       3,802
                                                   2002        $9.595       $7.479       7,791
                                                   2003        $7.479       $8.664       6,723
                                                   2004        $8.664       $9.081       6,509
                                                   2005        $9.081      $10.060       6,310
                                                   2006       $10.060      $10.119       2,937
                                                   2007       $10.119       $9.841       6,123
                                                   2008        $9.841       $7.985       6,123
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2001       $10.000       $9.380           0
                                                   2002        $9.380       $9.020           0
                                                   2003        $9.020      $11.168       1,643
                                                   2004       $11.168      $12.080       1,328
                                                   2005       $12.080      $12.187       1,184
                                                   2006       $12.187      $13.181       1,046
                                                   2007       $13.181      $13.257       3,595
                                                   2008       $13.257       $9.590       2,858
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2001       $10.000      $11.145      10,878
                                                   2002       $11.145      $11.766      34,033
                                                   2003       $11.766      $12.022      42,198
                                                   2004       $12.022      $12.285      33,550
                                                   2005       $12.285      $12.306      17,655
                                                   2006       $12.306      $12.586       1,809
                                                   2007       $12.586      $12.957       1,944
                                                   2008       $12.957       $9.645       1,568
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2001       $10.000       $7.118         952
                                                   2002        $7.118       $5.734      10,845
                                                   2003        $5.734       $7.212      36,502
                                                   2004        $7.212       $8.200      34,380
                                                   2005        $8.200       $9.003      26,919
                                                   2006        $9.003      $11.252       6,372
                                                   2007       $11.252      $11.930         439
                                                   2008       $11.930       $6.542         301


                               83     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 2.15



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                              2001       $10.000       $8.256           0
                                                              2002        $8.256       $6.530         198
                                                              2003        $6.530       $8.808         961
                                                              2004        $8.808      $10.428       2,037
                                                              2005       $10.428      $11.643       2,245
                                                              2006       $11.643      $14.495       2,241
                                                              2007       $14.495      $15.176       6,866
                                                              2008       $15.176       $8.015       6,833
------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                              2001       $10.000       $4.797           0
                                                              2002        $4.797       $3.910         237
                                                              2003        $3.910       $5.097       1,289
                                                              2004        $5.097       $5.653          14
                                                              2005        $5.653       $6.548          13
                                                              2006        $6.548       $8.082          13
                                                              2007        $8.082       $8.952          13
                                                              2008        $8.952       $5.038          13
------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                              2001       $10.000       $6.499           0
                                                              2002        $6.499       $4.581       8,732
                                                              2003        $4.581       $5.699       7,671
                                                              2004        $5.699       $6.282       7,451
                                                              2005        $6.282       $6.688       1,048
                                                              2006        $6.688       $7.457       1,048
                                                              2007        $7.457       $6.919       1,048
                                                              2008        $6.919       $4.092       1,048
------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                              2003       $10.000      $12.723       1,106
                                                              2004       $12.723      $14.373       2,287
                                                              2005       $14.373      $15.814       2,093
                                                              2006       $15.814      $17.807         745
                                                              2007       $17.807      $17.716         641
                                                              2008       $17.716       $9.910           0
------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                              2001       $10.000      $10.446           0
                                                              2002       $10.446      $10.348           0
                                                              2003       $10.348      $10.177       1,078
                                                              2004       $10.177      $10.023       1,078
                                                              2005       $10.023      $10.057       1,078
                                                              2006       $10.057      $10.273      13,427
                                                              2007       $10.273      $10.532      13,427
                                                              2008       $10.532      $10.571       6,316


                               84     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 2.15



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                    2001       $10.000       $7.817         478
                                                    2002        $7.817       $5.315         586
                                                    2003        $5.315       $6.887         172
                                                    2004        $6.887       $7.434         171
                                                    2005        $7.434       $8.002         171
                                                    2006        $8.002       $8.501         185
                                                    2007        $8.501       $8.794         198
                                                    2008        $8.794       $5.271         214
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2001       $10.000      $12.119       2,687
                                                    2002       $12.119      $10.008       3,804
                                                    2003       $10.008      $12.973       4,038
                                                    2004       $12.973      $14.653       3,737
                                                    2005       $14.653      $15.183       3,723
                                                    2006       $15.183      $17.237       1,643
                                                    2007       $17.237      $16.040       1,500
                                                    2008       $16.040       $8.670         937
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                    2001       $10.000       $3.378           0
                                                    2002        $3.378       $2.158           0
                                                    2003        $2.158       $2.866           0
                                                    2004        $2.866       $3.044           0
                                                    2005        $3.044       $3.212           0
                                                    2006        $3.212       $3.533           0
                                                    2007        $3.533       $3.896           0
                                                    2008        $3.896       $2.072           0
--------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                    2001       $10.000       $7.609       3,139
                                                    2002        $7.609       $5.792      13,752
                                                    2003        $5.792       $7.103      17,488
                                                    2004        $7.103       $7.476      15,293
                                                    2005        $7.476       $7.682       7,625
                                                    2006        $7.682       $8.368       7,599
                                                    2007        $8.368       $8.233       1,810
                                                    2008        $8.233       $4.951       1,810
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                    2001       $10.000      $13.345         369
                                                    2002       $13.345      $10.672       2,393
                                                    2003       $10.672      $15.627       4,089
                                                    2004       $15.627      $19.300       5,053
                                                    2005       $19.300      $20.215       4,974
                                                    2006       $20.215      $23.202       1,730
                                                    2007       $23.202      $19.813       2,303
                                                    2008       $19.813      $11.756       1,833


                               85     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With the the Enhanced Beneficiary Protection Option and Earnings Protection
                       Death Benefit Option (age 66-75)

                          Mortality & Expense = 2.15



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                          2001       $10.000       $8.520       5,623
                                                          2002        $8.520       $6.328       6,739
                                                          2003        $6.328       $7.730       5,915
                                                          2004        $7.730       $9.197       1,723
                                                          2005        $9.197       $9.772       1,981
                                                          2006        $9.772      $12.148       4,448
                                                          2007       $12.148      $14.256       4,656
                                                          2008       $14.256       $9.696       7,769
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                          2001       $10.000       $5.640           0
                                                          2002        $5.640       $3.738         336
                                                          2003        $3.738       $4.871      13,413
                                                          2004        $4.871       $5.653      12,809
                                                          2005        $5.653       $6.204      13,268
                                                          2006        $6.204       $6.402      13,242
                                                          2007        $6.402       $6.502       2,146
                                                          2008        $6.502       $3.465       2,213
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                          2001       $10.000       $6.241       6,803
                                                          2002        $6.241       $4.486      12,811
                                                          2003        $4.486       $5.483      54,172
                                                          2004        $5.483       $5.636      44,413
                                                          2005        $5.636       $5.829      44,032
                                                          2006        $5.828       $6.014      15,459
                                                          2007        $6.014       $6.209       3,455
                                                          2008        $6.209       $3.825       2,315



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities--Class IB Sub-Account, Putnam VT Equity Income--Class IB Sub-Account and Putnam VT Mid Cap Value--Class IB Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.


                               86     PROSPECTUS

Appendix C
Withdrawal Adjustment Example - Income Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

                                                                                Income Benefit Amount
                                                                  --------------------------------------------------
                                                                       Purchase                           5%
                                                                    Payment Value                  Roll-Up Value**
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   37,500 $39,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
Purchase Payment Value Income Benefit
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $12,500        $13,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $37,500        $39,000
-------------------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Income Benefit
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

5% Roll-Up Value Income Benefit
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

                               87     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                 Death Benefit Amount
                                                                  --------------------------------------------------
                                                                                                       Enhanced
                                                                       Purchase                      Beneficiary
                                                                    Payment Value                  Protection Value
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   35,000 $37,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
Purchase Payment Value Death Benefit
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $35,000        $37,000
-------------------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Death Benefit
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal             (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Value Death Benefit
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               88     PROSPECTUS

Appendix E
Calculation of Earnings Protection Death Benefit Option*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                          Advisor,
                                                                       Advisor Plus &
                                                                          Advisor
                                                                         Preferred
                                                                       --------------
(A) Contract Value:                                                     $125,000.00
(B) Total Purchase Payments:                                            $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                               $0.00
(D) In-Force Premium:                                                   $100,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)         $25,000.00
(F) Cap:                                        (F) = 100% * (D)        $100,000.00
(G) Earnings Protection Death Benefit**:   (G) = MIN [40% * (E); (F)]   $10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $105,000.00
(2) Total Purchase Payments:                                           $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $100,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $5,000.00
(6) Withdrawal Amount:                                                 $10,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $5,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                    $114,000.00
(B) In-Force Premium (before withdrawal):                              $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                              $ 5,000.00
(D) In-Force Premium (after withdrawal):        (D) = (B) - (C)        $95,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)        $19,000.00
(F) Cap:                                        (F) = 100% * (D)       $95,000.00
(G) Earnings Protection Death Benefit**:   (G) = MIN [40% * (E); (F)]  $7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               89     PROSPECTUS

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $130,000.00
(2) Contract Value on Rider Date:                                      $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $110,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $20,000.00
(6) Withdrawal Amount:                                                 $50,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $30,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $140,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $110,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $30,000.00
(D) Additional Purchase Payment:                                         $40,000.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                         (E) = (B) - (C) + (D)     $120,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $20,000.00
(G) Cap:                                          (G) = 50% * (E)        $60,000.00
(H) Earnings Protection Death Benefit**:     (H) = MIN [25% * (F); (G)]  $5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $150,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $0.00
(D) Additional Purchase Payment:                                         $0.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                                                   $100,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $50,000.00
(G) Cap:                                          (G) = 100% * (E)       $100,000.00
(H) Earnings Protection Death Benefit**:     (H) = MIN [40% * (F); (G)]  $20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               90     PROSPECTUS

The calculation of the Continued Contract Value is:

(1) Premium invested (for the purposes
    of calculating the Death Benefit):                             $100,000.00
(2) Contract Value:                                                $150,000.00
(3) Maximum Anniversary Value:                                     $160,000.00
(4) Death Benefit (excluding Earnings
    Protection Death Benefit):          (4) = MAX [(1); (2); (3)]  $160,000.00
(5) Earnings Protection Death Benefit:       (H) from above        $20,000.00
(6) Continuing Contract Value:               (6) = (4) + (5)       $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

                               91     PROSPECTUS

PA243-2

[LOGO]

               THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


             Statement of Additional Information dated May 1, 2009


Allstate Life Insurance Company
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Advisor

   .   Allstate Advisor Plus

   .   Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2009 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                        2
The Contracts                                                               2
Calculation of Accumulation Unit Values                                     5
Calculation of Variable Income Payments                                     6
General Matters                                                             7
Experts                                                                     8
Financial Statements                                                        8
Appendix A                                                                A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2008 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2007 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2006 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:


Morgan Stanley
LPL Financial Services
Citi Global Markets
Edward Jones
UBS Financial Services, Inc.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the

Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2008 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

On February 13, 2009, the Putnam VT New Value Fund - Class IB reorganized into the Putnam VT Equity Income Fund - Class IB. As a result, the Putnam VT New Value Fund - Class IB Sub-Account is no longer available for investment However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

The names of the following Sub-Accounts changed since December 31, 2008. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



 Sub-Account Name as of December 31,
 2008 (as appears in the following
 tables of Accumulation Unit Values)     Sub-Account Name as of May 1,2009
 -----------------------------------     -------------------------------------
 FTVIP Mutual Discovery Securities Fund  FTVIP Mutual Global Discovery
 - Class 2                               Securities Fund - Class 2

 FTVIP Templeton Global Income           FTVIP Templeton Global Bond
 Securities Fund - Class 2               Securities Fund - Class 2

 Putnam VT Health Sciences Fund - Class  Putnam VT Global Health Care Fund -
 IB                                      Class IB

 Putnam VT Utilities Growth and Income   Putnam VT Global Utilities Fund -
 Fund - Class IB                         Class IB



      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.280       19,230
                                                                      2007       $10.280      $11.885       40,409
                                                                      2008       $11.885       $6.713      113,881
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.472            0
                                                                      2007       $10.472      $11.190            0
                                                                      2008       $11.190       $8.253        4,360
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.502            0
                                                                      2007       $10.502      $11.382        2,228
                                                                      2008       $11.382       $7.538            0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.511            0
                                                                      2007       $10.511      $11.507            0
                                                                      2008       $11.507       $7.012        3,229
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.363            0
                                                                      2007       $10.363      $10.817            0
                                                                      2008       $10.817       $9.520            0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.756          599
                                                                      2007        $9.756      $11.760        8,680
                                                                      2008       $11.760       $6.401        8,630
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.835        1,987
                                                                      2007       $10.835      $11.231        5,962
                                                                      2008       $11.231       $6.956        6,444

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.889        6,338
                                                                      2007        $9.889      $11.240       21,018
                                                                      2008       $11.240       $6.690       28,306
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.857        6,396
                                                                      2003       $10.857      $13.450      218,778
                                                                      2004       $13.450      $14.664      226,749
                                                                      2005       $14.664      $14.961      205,203
                                                                      2006       $14.961      $17.217      187,959
                                                                      2007       $17.217      $16.339      150,612
                                                                      2008       $16.339      $10.444      138,797
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.252        9,715
                                                                      2005       $11.252      $11.268       47,322
                                                                      2006       $11.268      $13.132       60,918
                                                                      2007       $13.132      $13.428       71,182
                                                                      2008       $13.428       $9.310       67,408
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.529          333
                                                                      2005       $10.529      $10.488       38,526
                                                                      2006       $10.488      $11.464       51,573
                                                                      2007       $11.464      $12.002       55,125
                                                                      2008       $12.002       $7.744       48,763
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.541        9,528
                                                                      2003       $11.541      $15.612       59,595
                                                                      2004       $15.612      $17.153       59,182
                                                                      2005       $17.153      $17.716       52,203
                                                                      2006       $17.716      $18.979       47,432
                                                                      2007       $18.979      $20.807       41,313
                                                                      2008       $20.807      $11.792       37,675
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.231       33,922
                                                                      2003       $11.231      $12.742      193,787
                                                                      2004       $12.742      $17.838      137,664
                                                                      2005       $17.838      $19.124      137,902
                                                                      2006       $19.124      $22.050      128,630
                                                                      2007       $22.050      $21.213      102,685
                                                                      2008       $21.213      $14.004       91,135

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.263        3,500
                                                                      2005       $10.263      $10.359        9,710
                                                                      2006       $10.359      $10.620       15,155
                                                                      2007       $10.620      $11.158       18,647
                                                                      2008       $11.158      $11.832       54,057
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.030        5,290
                                                                      2007       $11.030      $12.158       16,090
                                                                      2008       $12.158       $8.573       20,736
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.330       22,849
                                                                      2003       $10.330      $12.742      193,787
                                                                      2004       $12.742      $14.145      192,757
                                                                      2005       $14.145      $15.413      181,982
                                                                      2006       $15.413      $17.984      177,982
                                                                      2007       $17.984      $18.340      154,657
                                                                      2008       $18.340      $11.368      134,273
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.239        5,597
                                                                      2003       $11.239      $16.948       28,783
                                                                      2004       $16.948      $20.832       26,311
                                                                      2005       $20.832      $26.164       29,622
                                                                      2006       $26.164      $33.032       30,534
                                                                      2007       $33.032      $41.925       25,589
                                                                      2008       $41.925      $19.542       26,343
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.481        4,560
                                                                      2003       $10.481      $13.658       64,641
                                                                      2004       $13.658      $15.955       63,690
                                                                      2005       $15.955      $17.325       89,851
                                                                      2006       $17.325      $20.739       93,134
                                                                      2007       $20.739      $23.598       90,986
                                                                      2008       $23.598      $13.867       85,586
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2002       $10.000      $10.727        8,660
                                                                      2003       $10.727      $12.945       70,971
                                                                      2004       $12.945      $14.638       61,491
                                                                      2005       $14.638      $13.984       59,235
                                                                      2006       $13.984      $15.543       52,908
                                                                      2007       $15.543      $17.004       44,708
                                                                      2008       $17.004      $17.799       29,116

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.916       5,584
                                                                      2005       $10.916      $11.507      18,712
                                                                      2006       $11.507      $13.002      24,518
                                                                      2007       $13.002      $13.676      19,335
                                                                      2008       $13.676       $9.614      21,129
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.367         441
                                                                      2005       $10.367      $10.351      18,148
                                                                      2006       $10.351      $11.154      24,990
                                                                      2007       $11.154      $11.673      24,883
                                                                      2008       $11.673       $9.487      24,060
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.900       9,989
                                                                      2005       $10.900      $11.093      57,667
                                                                      2006       $11.093      $12.822      56,257
                                                                      2007       $12.822      $13.071      56,690
                                                                      2008       $13.071       $8.190      57,432
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.148       2,037
                                                                      2005       $11.148      $11.496      12,476
                                                                      2006       $11.496      $12.226      17,077
                                                                      2007       $12.226      $14.613      16,428
                                                                      2008       $14.613       $8.894      16,215
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.131      11,073
                                                                      2005       $11.131      $11.874      57,529
                                                                      2006       $11.874      $13.135      53,543
                                                                      2007       $13.135      $13.020      48,151
                                                                      2008       $13.020       $7.782      37,718
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.700       8,581
                                                                      2003       $10.702      $13.150      95,690
                                                                      2004       $13.152      $14.230      99,028
                                                                      2005       $14.232      $14.540      90,250
                                                                      2006       $14.543      $15.890      79,103
                                                                      2007       $15.890      $16.206      74,473
                                                                      2008       $16.206       $9.006      60,139
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.114           0
                                                                      2005       $10.114      $10.201       5,682
                                                                      2006       $10.201      $10.551      16,401
                                                                      2007       $10.551      $10.823      18,981
                                                                      2008       $10.823       $6.499      24,726

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.310        4,928
                                                                      2004       $12.310      $12.936       28,748
                                                                      2005       $12.936      $13.370       56,712
                                                                      2006       $13.370      $14.190       57,849
                                                                      2007       $14.190      $15.923       53,949
                                                                      2008       $15.923       $8.527       55,037
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.154        2,307
                                                                      2003       $10.154      $14.297       63,270
                                                                      2004       $14.297      $16.751       63,708
                                                                      2005       $16.751      $18.832       70,885
                                                                      2006       $18.832      $21.785       62,201
                                                                      2007       $21.785      $22.775       54,157
                                                                      2008       $22.775      $13.393       46,814
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.667        1,353
                                                                      2003       $10.667      $13.015       55,246
                                                                      2004       $13.015      $13.948       62,908
                                                                      2005       $13.948      $14.023       73,695
                                                                      2006       $14.023      $15.097       60,935
                                                                      2007       $15.097      $14.808       45,466
                                                                      2008       $14.808       $3.127       71,044
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.183       33,999
                                                                      2003       $10.183      $12.689      290,811
                                                                      2004       $12.689      $13.350      291,723
                                                                      2005       $13.650      $14.227      279,256
                                                                      2006       $14.227      $16.092      264,079
                                                                      2007       $16.092      $16.517      239,886
                                                                      2008       $16.517       $9.991      183,998
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.359       15,591
                                                                      2003       $10.359      $14.728      100,727
                                                                      2004       $14.728      $17.300      101,524
                                                                      2005       $17.300      $18.708      102,132
                                                                      2006       $18.708      $21.142       90,630
                                                                      2007       $21.142      $20.546       75,452
                                                                      2008       $20.546      $12.554       64,095

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
                                                                      2002       $10.000      $10.066        2,371
                                                                      2003       $10.066      $12.445       45,716
                                                                      2004       $12.445      $14.649       46,386
                                                                      2005       $14.649      $16.169       44,486
                                                                      2006       $16.169      $16.367       39,594
                                                                      2007       $16.367      $17.104       32,728
                                                                      2008       $17.104       $8.561       29,257
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.557       37,912
                                                                      2003       $10.557      $12.190      258,333
                                                                      2004       $12.190      $13.028      323,680
                                                                      2005       $13.028      $13.159      331,528
                                                                      2006       $13.159      $13.908      276,953
                                                                      2007       $13.908      $15.016      246,305
                                                                      2008       $15.016      $12.656      209,483
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.393           20
                                                                      2003       $10.393      $12.487       29,098
                                                                      2004       $12.487      $13.428       28,825
                                                                      2005       $13.428      $14.158       27,131
                                                                      2006       $14.158      $15.749       30,608
                                                                      2007       $15.749      $15.977       34,727
                                                                      2008       $15.977      $10.500       27,848
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.804       58,580
                                                                      2003       $10.804      $13.564      349,642
                                                                      2004       $13.564      $14.854      349,565
                                                                      2005       $14.854      $15.406      305,101
                                                                      2006       $15.406      $17.601      279,669
                                                                      2007       $17.601      $16.299      243,417
                                                                      2008       $16.299       $9.848      197,264
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2002       $10.000       $9.729       10,354
                                                                      2003        $9.729      $11.352       71,720
                                                                      2004       $11.352      $11.986       69,613
                                                                      2005       $11.986      $13.373       63,743
                                                                      2006       $13.373      $13.549       55,151
                                                                      2007       $13.549      $13.273       48,472
                                                                      2008       $13.273      $10.848       39,267
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.747        3,668
                                                                      2003       $10.747      $13.403       55,204
                                                                      2004       $13.403      $14.603       69,149
                                                                      2005       $14.603      $14.839       58,776
                                                                      2006       $14.839      $16.165       47,985
                                                                      2007       $16.165      $16.376       44,897
                                                                      2008       $16.376      $11.933       31,178

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.190       51,179
                                                                      2003       $10.190      $10.488      327,218
                                                                      2004       $10.488      $10.795      316,203
                                                                      2005       $10.795      $10.891      328,808
                                                                      2006       $10.891      $11.220      318,100
                                                                      2007       $11.220      $11.636      282,098
                                                                      2008       $11.636       $8.724      232,987
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.610       38,278
                                                                      2003       $10.610      $13.440      154,338
                                                                      2004       $13.440      $15.392      148,448
                                                                      2005       $15.392      $17.022      146,280
                                                                      2006       $17.022      $21.428      141,449
                                                                      2007       $21.428      $22.885      123,225
                                                                      2008       $22.885      $12.642      109,036
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.413        4,934
                                                                      2003       $10.413      $13.048       43,199
                                                                      2004       $13.048      $14.486       39,328
                                                                      2005       $14.486      $15.535       41,108
                                                                      2006       $15.535      $17.446       37,393
                                                                      2007       $17.446      $16.305       39,707
                                                                      2008       $16.305       $9.715       29,734
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.990          738
                                                                      2003        $9.990       $9.896       42,710
                                                                      2004        $9.896       $9.818       57,779
                                                                      2005        $9.818       $9.922       48,887
                                                                      2006        $9.922      $10.209      108,562
                                                                      2007       $10.209      $10.542       85,948
                                                                      2008       $10.542      $10.657      117,132
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB(2)
                                                                      2002       $10.000      $10.384        6,937
                                                                      2003       $10.384      $13.555       61,351
                                                                      2004       $13.555      $14.737       61,896
                                                                      2005       $14.737      $15.978       57,306
                                                                      2006       $15.978      $17.097       51,570
                                                                      2007       $17.097      $17.816       44,211
                                                                      2008       $17.816      $10.756       38,169

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.210        4,624
                                                                      2003       $11.210      $14.637       43,139
                                                                      2004       $14.637      $16.652       48,563
                                                                      2005       $16.652      $17.380       61,948
                                                                      2006       $17.380      $19.874       56,783
                                                                      2007       $19.874      $18.629       54,172
                                                                      2008       $18.629      $10.142       36,745
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2002       $10.000      $10.648        5,434
                                                                      2003       $10.648      $13.152       56,028
                                                                      2004       $13.152      $13.943       58,326
                                                                      2005       $13.943      $14.432       55,826
                                                                      2006       $14.432      $15.834       48,454
                                                                      2007       $15.834      $15.692       40,621
                                                                      2008       $15.692       $9.504       37,733
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.520       20,020
                                                                      2003       $10.520      $12.136      250,269
                                                                      2004       $12.136      $12.943      237,712
                                                                      2005       $12.943      $13.267      232,345
                                                                      2006       $13.267      $14.636      213,811
                                                                      2007       $14.636      $14.561      177,989
                                                                      2008       $14.561       $8.507      150,165
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(2)
                                                                      2002       $10.000      $11.476          317
                                                                      2003       $11.476      $14.119        8,787
                                                                      2004       $14.119      $16.921        8,888
                                                                      2005       $16.921      $18.108        8,155
                                                                      2006       $18.108      $22.673        5,151
                                                                      2007       $22.673      $26.802        4,862
                                                                      2008       $26.802      $18.361        4,674
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.378       32,009
                                                                      2003       $10.378      $13.621      114,773
                                                                      2004       $13.621      $15.923      110,506
                                                                      2005       $15.923      $17.601       97,896
                                                                      2006       $17.601      $18.294       91,588
                                                                      2007       $18.294      $18.716       82,060
                                                                      2008       $18.716      $10.045       67,271
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.114       81,280
                                                                      2003       $10.114      $12.452      510,758
                                                                      2004       $12.452      $12.890      492,964
                                                                      2005       $12.890      $13.429      447,056
                                                                      2006       $13.429      $13.955      388,246
                                                                      2007       $13.955      $14.512      320,719
                                                                      2008       $14.512       $9.006      254,822

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II(3)
                                                                      2004       $10.000      $11.141       28,502
                                                                      2005       $11.141      $12.202       24,316
                                                                      2006       $12.202      $12.618       21,265
                                                                      2007       $12.618      $14.624       19,314
                                                                      2008       $14.624       $7.663       12,554
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.355       10,486
                                                                      2005       $11.355      $11.652       33,416
                                                                      2006       $11.652      $13.327       38,961
                                                                      2007       $13.327      $12.828       34,314
                                                                      2008       $12.828       $8.117       38,224
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.659       17,847
                                                                      2003       $10.659      $13.413      142,747
                                                                      2004       $13.413      $15.086      166,319
                                                                      2005       $15.086      $16.315      163,094
                                                                      2006       $16.315      $18.649      131,863
                                                                      2007       $18.649      $18.843      118,822
                                                                      2008       $18.843      $12.589       94,131
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000       $9.910       30,518
                                                                      2005        $9.910      $10.005       32,307
                                                                      2006       $10.005      $10.272       25,526
                                                                      2007       $10.272      $10.575       14,299
                                                                      2008       $10.575      $10.609       66,470
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.415        2,119
                                                                      2003        $9.415      $11.789       40,700
                                                                      2004       $11.789      $12.407       47,227
                                                                      2005       $12.407      $13.162       47,273
                                                                      2006       $13.162      $13.314       38,613
                                                                      2007       $13.314      $15.305       32,001
                                                                      2008       $15.305       $7.676       32,932
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II(4)
                                                                      2002       $10.000      $11.065            0
                                                                      2003       $11.065      $13.934        4,060
                                                                      2004       $13.934      $15.118        5,029
                                                                      2005       $15.118      $16.709        6,350
                                                                      2006       $16.709      $18.248        6,759
                                                                      2007       $18.248      $19.134        4,613
                                                                      2008       $19.134      $16.033        3,502

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II(4)
                                                                      2004       $10.000      $10.978       9,199
                                                                      2005       $10.978      $11.619      36,099
                                                                      2006       $11.619      $12.892      37,391
                                                                      2007       $12.892      $13.133      38,438
                                                                      2008       $13.133      $10.008      34,934
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $10.774      23,992
                                                                      2005       $10.774      $12.288      21,752
                                                                      2006       $12.288      $12.609      20,933
                                                                      2007       $12.609      $15.148      19,667
                                                                      2008       $15.148       $7.586      19,702
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $10.749           0
                                                                      2005       $10.749      $12.234           0
                                                                      2006       $12.234      $12.518           0
                                                                      2007       $12.518      $15.010           0
                                                                      2008       $15.010       $7.493           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II(4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.114       9,473
                                                                      2005       $11.114      $12.267      21,695
                                                                      2006       $12.267      $14.691      31,152
                                                                      2007       $14.691      $15.895      27,737
                                                                      2008       $15.895      $11.132      24,696
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II(4)
                                                                      2006       $10.000       $9.843       4,277
                                                                      2007        $9.843      $11.894       5,547
                                                                      2008       $11.894       $6.234       9,359
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II(4)
                                                                      2003       $10.000      $13.607         272
                                                                      2004       $13.607      $15.953       4,080
                                                                      2005       $15.953      $17.749       2,984
                                                                      2006       $17.749      $19.565       2,350
                                                                      2007       $19.565      $19.853       2,480
                                                                      2008       $19.853      $11.655       2,959

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $11.318      54,172
                                                                      2005       $11.318      $12.529      50,464
                                                                      2006       $12.529      $14.905      48,100
                                                                      2007       $14.905      $15.841      46,291
                                                                      2008       $15.841       $9.166      45,656
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $11.311           0
                                                                      2005       $11.311      $12.503       2,922
                                                                      2006       $12.503      $14.865       3,619
                                                                      2007       $14.865      $15.784       1,015
                                                                      2008       $15.784       $9.113         973
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II(4)
                                                                      2002       $10.000      $10.706       3,487
                                                                      2003       $10.706      $14.574      54,677
                                                                      2004       $14.574      $19.545      59,117
                                                                      2005       $19.545      $22.492      64,224
                                                                      2006       $22.492      $30.519      56,368
                                                                      2007       $30.519      $24.882      46,256
                                                                      2008       $24.882      $15.191      36,872



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.25

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.277      155,450
                                                                      2007       $10.277      $11.875      299,381
                                                                      2008       $11.875       $6.704      661,431
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.469       62,415
                                                                      2007       $10.469      $11.180       75,428
                                                                      2008       $11.180       $8.242      165,870
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.498       15,093
                                                                      2007       $10.498      $11.372       14,597
                                                                      2008       $11.372       $7.528       60,344
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.507       10,675
                                                                      2007       $10.507      $11.497       17,681
                                                                      2008       $11.497       $7.002       38,396
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.359            0
                                                                      2007       $10.359      $10.808        1,991
                                                                      2008       $10.808       $9.507       11,865
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.753            0
                                                                      2007        $9.753      $11.750       19,214
                                                                      2008       $11.750       $6.393       22,758

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.831        4,632
                                                                      2007       $10.831      $11.222       17,111
                                                                      2008       $11.222       $6.947       51,558
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.885       96,654
                                                                      2007        $9.885      $11.231      160,352
                                                                      2008       $11.231       $6.681      134,174
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.730      $13.450      326,845
                                                                      2004       $13.450      $14.650      656,096
                                                                      2005       $14.650      $14.941      718,178
                                                                      2006       $14.941      $17.185      679,373
                                                                      2007       $17.185      $16.300      660,353
                                                                      2008       $16.300      $10.414      556,870
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.250      141,993
                                                                      2005       $11.250      $11.259      549,759
                                                                      2006       $11.259      $13.114      790,113
                                                                      2007       $13.114      $13.403      994,792
                                                                      2008       $13.403       $9.288      979,377
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.530       30,721
                                                                      2005       $10.530      $10.481      260,431
                                                                      2006       $10.481      $11.451      540,937
                                                                      2007       $11.451      $11.982      706,339
                                                                      2008       $11.982       $7.728      609,136
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2(1)
                                                                      2003       $11.860      $15.610            0
                                                                      2004       $15.610      $17.140            0
                                                                      2005       $17.140      $17.692            0
                                                                      2006       $17.692      $18.944            0
                                                                      2007       $18.944      $20.758            0
                                                                      2008       $20.758      $11.759          964
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.070      $14.620      181,724
                                                                      2004       $14.620      $17.820      282,418
                                                                      2005       $17.820      $19.098      355,474
                                                                      2006       $19.098      $22.009      368,636
                                                                      2007       $22.009      $21.163      338,279
                                                                      2008       $21.163      $13.964      274,643

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.260      100,215
                                                                      2005       $10.260      $10.350      168,566
                                                                      2006       $10.350      $10.606      179,585
                                                                      2007       $10.606      $11.137      154,824
                                                                      2008       $11.137      $11.804      150,508
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.026       68,613
                                                                      2007       $11.026      $12.148      120,181
                                                                      2008       $12.148       $8.562      132,370
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.630      $12.740      239,413
                                                                      2004       $12.740      $14.130      544,884
                                                                      2005       $14.130      $15.392      726,480
                                                                      2006       $15.392      $17.951      782,211
                                                                      2007       $17.951      $18.297      781,456
                                                                      2008       $18.297      $11.336      678,657
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.710      $16.940       30,297
                                                                      2004       $16.940      $20.810       93,983
                                                                      2005       $20.810      $26.129      122,769
                                                                      2006       $26.129      $32.971      132,770
                                                                      2007       $32.971      $41.826      122,493
                                                                      2008       $41.826      $19.486      118,270
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.410      $13.650      105,675
                                                                      2004       $13.650      $15.940      215,746
                                                                      2005       $15.940      $17.302      375,969
                                                                      2006       $17.302      $20.700      520,160
                                                                      2007       $20.700      $23.542      532,153
                                                                      2008       $23.542      $13.827      470,459
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2003       $11.620      $12.940            0
                                                                      2004       $12.940      $14.630            0
                                                                      2005       $14.630      $13.965            0
                                                                      2006       $13.965      $15.515            0
                                                                      2007       $15.515      $16.964            0
                                                                      2008       $16.964      $17.748        1,734

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.920       13,929
                                                                      2005       $10.920      $11.500       40,496
                                                                      2006       $11.500      $12.988       60,068
                                                                      2007       $12.988      $13.653       67,420
                                                                      2008       $13.653       $9.593       59,717
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.370       34,322
                                                                      2005       $10.370      $10.345      190,094
                                                                      2006       $10.345      $11.142      248,733
                                                                      2007       $11.142      $11.654      250,842
                                                                      2008       $11.654       $9.467      203,470
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.900       23,413
                                                                      2005       $10.900      $11.086      242,034
                                                                      2006       $11.086      $12.807      349,193
                                                                      2007       $12.807      $13.049      459,744
                                                                      2008       $13.049       $8.173      320,272
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.150        7,452
                                                                      2005       $11.150      $11.489       43,588
                                                                      2006       $11.489      $12.212      102,245
                                                                      2007       $12.212      $14.589      126,927
                                                                      2008       $14.589       $8.875      102,211
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.130      112,678
                                                                      2005       $11.130      $11.866      572,473
                                                                      2006       $11.866      $13.120      545,736
                                                                      2007       $13.120      $12.998      486,616
                                                                      2008       $12.998       $7.765      382,791
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.140      $13.150      195,842
                                                                      2004       $13.150      $14.220      345,674
                                                                      2005       $14.220      $14.523      360,428
                                                                      2006       $14.523      $15.861      335,465
                                                                      2007       $15.861      $16.168      299,196
                                                                      2008       $16.168       $8.980      257,720
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.110        1,545
                                                                      2005       $10.110      $10.195       47,013
                                                                      2006       $10.195      $10.539      268,172
                                                                      2007       $10.539      $10.805      366,136
                                                                      2008       $10.805       $6.485      352,525

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.310      196,052
                                                                      2004       $12.310      $12.930      421,102
                                                                      2005       $12.930      $13.352      618,210
                                                                      2006       $13.352      $14.164      655,675
                                                                      2007       $14.164      $15.885      625,961
                                                                      2008       $15.885       $8.503      622,239
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.110      $14.290      109,784
                                                                      2004       $14.290      $16.740      267,275
                                                                      2005       $16.740      $18.807      361,417
                                                                      2006       $18.807      $21.744      304,944
                                                                      2007       $21.744      $22.721      311,368
                                                                      2008       $22.721      $13.355      270,584
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.760      $13.010       93,554
                                                                      2004       $13.010      $13.940      281,494
                                                                      2005       $13.940      $14.004      355,128
                                                                      2006       $14.004      $15.069      339,923
                                                                      2007       $15.069      $14.773      328,243
                                                                      2008       $14.773       $3.118      597,669
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.490      $12.690      260,303
                                                                      2004       $12.690      $13.640      512,164
                                                                      2005       $13.640      $14.208      736,676
                                                                      2006       $14.208      $16.062      849,127
                                                                      2007       $16.062      $16.478      793,281
                                                                      2008       $16.478       $9.963      696,862
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.740      $14.720      121,223
                                                                      2004       $14.720      $17.290      245,743
                                                                      2005       $17.290      $18.683      319,046
                                                                      2006       $18.683      $21.103      331,698
                                                                      2007       $21.103      $20.497      319,213
                                                                      2008       $20.497      $12.518      275,513
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.370      $12.440       59,607
                                                                      2004       $12.440      $14.640      111,928
                                                                      2005       $14.640      $16.147      148,444
                                                                      2006       $16.147      $16.337      148,484
                                                                      2007       $16.337      $17.064      134,508
                                                                      2008       $17.064       $8.537      124,987

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.280      $12.190       261,879
                                                                      2004       $12.190      $13.020       728,194
                                                                      2005       $13.020      $13.141     1,040,325
                                                                      2006       $13.141      $13.883     1,113,243
                                                                      2007       $13.883      $14.981     1,053,294
                                                                      2008       $14.981      $12.620       834,210
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.780      $12.480        54,544
                                                                      2004       $12.480      $13.420       124,834
                                                                      2005       $13.420      $14.139       184,848
                                                                      2006       $14.139      $15.720       221,430
                                                                      2007       $15.720      $15.939       231,713
                                                                      2008       $15.939      $10.470       189,889
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $11.020      $13.560       291,061
                                                                      2004       $13.560      $14.840       508,215
                                                                      2005       $14.840      $15.385       594,995
                                                                      2006       $15.385      $17.568       569,626
                                                                      2007       $17.568      $16.260       488,688
                                                                      2008       $16.260       $9.819       392,198
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2003       $10.260      $11.350        63,349
                                                                      2004       $11.350      $11.980        99,332
                                                                      2005       $11.980      $13.355        89,421
                                                                      2006       $13.355      $13.524        83,698
                                                                      2007       $13.524      $13.241        72,805
                                                                      2008       $13.241      $10.817        57,011
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.900      $13.400       159,805
                                                                      2004       $13.400      $14.590       289,180
                                                                      2005       $14.590      $14.819       348,073
                                                                      2006       $14.819      $16.135       348,424
                                                                      2007       $16.135      $16.337       312,898
                                                                      2008       $16.337      $11.898       254,245
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.380      $10.480       365,218
                                                                      2004       $10.480      $10.790       709,376
                                                                      2005       $10.790      $10.877       906,632
                                                                      2006       $10.877      $11.199     1,048,782
                                                                      2007       $11.199      $11.608       981,893
                                                                      2008       $11.608       $8.699       805,601
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.600      $13.440       102,076
                                                                      2004       $13.440      $15.380       174,138
                                                                      2005       $15.380      $16.999       219,229
                                                                      2006       $16.999      $21.388       290,940
                                                                      2007       $21.388      $22.831       385,894
                                                                      2008       $22.831      $12.605       362,784

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.720      $13.040        43,273
                                                                      2004       $13.040      $14.470        84,458
                                                                      2005       $14.470      $15.514       160,116
                                                                      2006       $15.514      $17.413       189,439
                                                                      2007       $17.413      $16.266       175,287
                                                                      2008       $16.266       $9.687       140,620
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.960       $9.890        58,698
                                                                      2004        $9.890       $9.810       363,661
                                                                      2005        $9.810       $9.908       669,891
                                                                      2006        $9.908      $10.190     1,623,833
                                                                      2007       $10.190      $10.517     1,357,162
                                                                      2008       $10.517      $10.627     1,128,438
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB(2)
                                                                      2003       $11.010      $13.550        73,282
                                                                      2004       $13.550      $14.720       118,402
                                                                      2005       $14.720      $15.957       115,453
                                                                      2006       $15.957      $17.065        95,382
                                                                      2007       $17.065      $17.774        88,057
                                                                      2008       $17.774      $10.725        75,717
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.350      $14.630       122,815
                                                                      2004       $14.630      $16.640       258,629
                                                                      2005       $16.640      $17.357       394,088
                                                                      2006       $17.357      $19.837       434,742
                                                                      2007       $19.837      $18.585       404,197
                                                                      2008       $18.585      $10.113       363,753
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2003       $10.870      $13.150       120,162
                                                                      2004       $13.150      $13.930       172,426
                                                                      2005       $13.930      $14.412       153,738
                                                                      2006       $14.412      $15.804       122,290
                                                                      2007       $15.804      $15.655        80,959
                                                                      2008       $15.655       $9.477        63,403
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.710      $12.130       287,147
                                                                      2004       $12.130      $12.930       483,092
                                                                      2005       $12.930      $13.249       605,472
                                                                      2006       $13.249      $14.608       575,460
                                                                      2007       $14.608      $14.527       538,481
                                                                      2008       $14.527       $8.483       449,947

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(2)
                                                                      2003       $11.680      $14.110       20,101
                                                                      2004       $14.110      $16.910       53,691
                                                                      2005       $16.910      $18.084       46,341
                                                                      2006       $18.084      $22.631       38,691
                                                                      2007       $22.631      $26.738       33,212
                                                                      2008       $26.738      $18.308       23,353
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.830      $13.620      124,143
                                                                      2004       $13.620      $15.910      174,219
                                                                      2005       $15.910      $17.577      179,238
                                                                      2006       $17.577      $18.260      164,139
                                                                      2007       $18.260      $18.671      128,219
                                                                      2008       $18.671      $10.016       94,673
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.610      $12.450      499,375
                                                                      2004       $12.450      $12.880      784,732
                                                                      2005       $12.880      $13.410      849,910
                                                                      2006       $13.410      $13.929      730,748
                                                                      2007       $13.929      $14.478      581,117
                                                                      2008       $14.478       $8.980      457,726
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II(3)
                                                                      2004       $10.000      $11.140      108,505
                                                                      2005       $11.140      $12.191      105,165
                                                                      2006       $12.191      $12.601       93,947
                                                                      2007       $12.601      $14.597       79,105
                                                                      2008       $14.597       $7.645       73,018
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.350      134,587
                                                                      2005       $11.350      $11.642      366,483
                                                                      2006       $11.642      $13.309      400,016
                                                                      2007       $13.309      $12.805      396,635
                                                                      2008       $12.805       $8.098      373,817
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.810      $13.410      216,906
                                                                      2004       $13.410      $15.070      484,719
                                                                      2005       $15.070      $16.293      586,279
                                                                      2006       $16.293      $18.614      592,906
                                                                      2007       $18.614      $18.798      621,539
                                                                      2008       $18.798      $12.553      553,442

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000       $9.910      210,116
                                                                      2005        $9.910       $9.995      287,555
                                                                      2006        $9.995      $10.257      345,070
                                                                      2007       $10.257      $10.554      296,262
                                                                      2008       $10.554      $10.582      244,516
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.960      $11.790       63,623
                                                                      2004       $11.790      $12.400      153,609
                                                                      2005       $12.400      $13.145      171,971
                                                                      2006       $13.145      $13.289      169,686
                                                                      2007       $13.289      $15.269      149,288
                                                                      2008       $15.269       $7.654      155,525
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II(4)
                                                                      2003       $12.320      $13.930       25,012
                                                                      2004       $13.930      $15.110            0
                                                                      2005       $15.110      $16.686      126,402
                                                                      2006       $16.686      $18.214      132,203
                                                                      2007       $18.214      $19.089      124,862
                                                                      2008       $19.089      $15.987      104,184
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II(4)
                                                                      2004       $10.000      $10.970      153,373
                                                                      2005       $10.970      $11.609      590,229
                                                                      2006       $11.609      $12.875      479,409
                                                                      2007       $12.875      $13.108      473,562
                                                                      2008       $13.108       $9.984      412,712
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $10.770      265,903
                                                                      2005       $10.770      $12.278      239,727
                                                                      2006       $12.278      $12.592      227,515
                                                                      2007       $12.592      $15.120      175,848
                                                                      2008       $15.120       $7.568      167,345
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $10.750      193,656
                                                                      2005       $10.750      $12.224      167,867
                                                                      2006       $12.224      $12.501      114,779
                                                                      2007       $12.501      $14.982       53,738
                                                                      2008       $14.982       $7.475       44,130

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II(4)
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000      $11.110       56,545
                                                                      2005       $11.110      $12.254      190,435
                                                                      2006       $12.254      $14.669      182,320
                                                                      2007       $14.669      $15.863      214,528
                                                                      2008       $15.863      $11.104      200,670
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II(4)
                                                                      2006       $10.000       $9.840       92,813
                                                                      2007        $9.840      $11.884      144,969
                                                                      2008       $11.884       $6.226      133,137
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II(4)
                                                                      2003       $10.000      $13.600       38,530
                                                                      2004       $13.600      $15.940       54,821
                                                                      2005       $15.940      $17.725       55,592
                                                                      2006       $17.725      $19.529       49,608
                                                                      2007       $19.529      $19.806       45,785
                                                                      2008       $19.806      $11.621       37,641
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $11.310      218,270
                                                                      2005       $11.310      $12.518      197,400
                                                                      2006       $12.518      $14.885      170,769
                                                                      2007       $14.885      $15.812      150,717
                                                                      2008       $15.812       $9.145      115,439
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $11.310       74,696
                                                                      2005       $11.310      $12.493      108,498
                                                                      2006       $12.493      $14.845      153,545
                                                                      2007       $14.845      $15.755      165,091
                                                                      2008       $15.755       $9.092      151,306

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II(4)
                                                                      2003       $11.410      $14.570       53,977
                                                                      2004       $14.570      $19.530      204,157
                                                                      2005       $19.530      $22.461      282,159
                                                                      2006       $22.461      $30.463      273,365
                                                                      2007       $30.463      $24.823      276,935
                                                                      2008       $24.823      $15.147      262,887



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Valu Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.273         658
                                                                      2007       $10.273      $11.864       1,847
                                                                      2008       $11.864       $6.694       4,332
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.465           0
                                                                      2007       $10.465      $11.171           0
                                                                      2008       $11.171       $8.231           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.495           0
                                                                      2007       $10.495      $11.362           0
                                                                      2008       $11.362       $7.518           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.504           0
                                                                      2007       $10.504      $11.487           0
                                                                      2008       $11.487       $6.993           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.356           0
                                                                      2007       $10.356      $10.799           0
                                                                      2008       $10.799       $9.494           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.749           0
                                                                      2007        $9.749      $11.740         347
                                                                      2008       $11.740       $6.384         339

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.828         480
                                                                      2007       $10.828      $11.212         682
                                                                      2008       $11.212       $6.937         642
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.882           0
                                                                      2007        $9.882      $11.221         830
                                                                      2008       $11.221       $6.672       1,907
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.855       9,631
                                                                      2003       $10.855      $13.434      52,956
                                                                      2004       $13.434      $14.631      79,842
                                                                      2005       $14.631      $14.912      79,853
                                                                      2006       $14.912      $17.144      74,247
                                                                      2007       $17.144      $16.253      71,733
                                                                      2008       $16.253      $10.378      36,777
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.244         276
                                                                      2005       $11.244      $11.249       9,315
                                                                      2006       $11.249      $13.097      45,428
                                                                      2007       $13.097      $13.378      43,373
                                                                      2008       $13.378       $9.266      36,794
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.527           0
                                                                      2005       $10.527      $10.475       6,282
                                                                      2006       $10.475      $11.438       8,942
                                                                      2007       $11.438      $11.962       3,051
                                                                      2008       $11.962       $7.711       2,844
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2(1)
                                                                      2002       $10.000      $11.539         800
                                                                      2003       $11.539      $15.593       5,676
                                                                      2004       $15.593      $17.114       6,433
                                                                      2005       $17.114      $17.658       1,475
                                                                      2006       $17.658      $18.899         929
                                                                      2007       $18.899      $20.698         915
                                                                      2008       $20.698      $11.718         921
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.229       1,847
                                                                      2003       $11.229      $14.608       5,214
                                                                      2004       $14.608      $17.798       7,116
                                                                      2005       $17.798      $19.062      10,024
                                                                      2006       $19.062      $21.956       9,083
                                                                      2007       $21.956      $21.102       8,493
                                                                      2008       $21.102      $13.916       7,134

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.256         961
                                                                      2005       $10.256      $10.342         591
                                                                      2006       $10.342      $10.592       4,940
                                                                      2007       $10.592      $11.117       4,147
                                                                      2008       $11.117      $11.776       3,200
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.022           0
                                                                      2007       $11.022      $12.138         604
                                                                      2008       $12.138       $8.550       1,820
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.328       6,537
                                                                      2003       $10.328      $12.726      37,806
                                                                      2004       $12.726      $14.113      47,936
                                                                      2005       $14.113      $15.363      48,579
                                                                      2006       $15.363      $17.907      58,575
                                                                      2007       $17.907      $18.244      52,013
                                                                      2008       $18.244      $11.297      53,425
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.237         612
                                                                      2003       $11.237      $16.927       1,177
                                                                      2004       $16.927      $20.785       1,785
                                                                      2005       $20.785      $26.079       5,830
                                                                      2006       $26.079      $32.892       5,506
                                                                      2007       $32.892      $41.704       3,079
                                                                      2008       $41.704      $19.419       3,648
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.479           0
                                                                      2003       $10.479      $13.641      10,350
                                                                      2004       $13.641      $15.920      13,044
                                                                      2005       $15.920      $17.269      17,609
                                                                      2006       $17.269      $20.650      20,397
                                                                      2007       $20.650      $23.473      13,454
                                                                      2008       $23.473      $13.779      13,018
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2002       $10.000      $10.725           0
                                                                      2003       $10.725      $12.929         891
                                                                      2004       $12.929      $14.606           0
                                                                      2005       $14.606      $13.939           0
                                                                      2006       $13.939      $15.477           0
                                                                      2007       $15.477      $16.914           0
                                                                      2008       $16.914      $17.687           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.913           0
                                                                      2005       $10.913      $11.493           0
                                                                      2006       $11.493      $12.973           0
                                                                      2007       $12.973      $13.631           0
                                                                      2008       $13.631       $9.573           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.364           0
                                                                      2005       $10.364      $10.338       3,223
                                                                      2006       $10.338      $11.129      10,586
                                                                      2007       $11.129      $11.634       8,093
                                                                      2008       $11.634       $9.447       4,433
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.897           0
                                                                      2005       $10.897      $11.079           0
                                                                      2006       $11.079      $12.793       2,944
                                                                      2007       $12.793      $13.028       3,118
                                                                      2008       $13.028       $8.155       3,147
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.146         440
                                                                      2005       $11.146      $11.482         649
                                                                      2006       $11.482      $12.198       1,666
                                                                      2007       $12.198      $14.565       2,006
                                                                      2008       $14.565       $8.856       1,654
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.129           0
                                                                      2005       $11.129      $11.859       5,238
                                                                      2006       $11.859      $13.105       5,568
                                                                      2007       $13.105      $12.977       1,437
                                                                      2008       $12.977       $7.748       2,434
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.700           0
                                                                      2003       $10.700      $13.136       3,899
                                                                      2004       $13.136      $14.200      14,986
                                                                      2005       $14.200      $14.496      13,349
                                                                      2006       $14.496      $15.823      10,601
                                                                      2007       $15.823      $16.121      10,141
                                                                      2008       $16.121       $8.949       2,309
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.111           0
                                                                      2005       $10.111      $10.188           0
                                                                      2006       $10.188      $10.527       4,458
                                                                      2007       $10.527      $10.788       3,641
                                                                      2008       $10.788       $6.471       3,587

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.302        2,450
                                                                      2004       $12.302      $12.914        4,234
                                                                      2005       $12.914      $13.334        8,494
                                                                      2006       $13.334      $14.137       11,566
                                                                      2007       $14.137      $15.847       10,877
                                                                      2008       $15.847       $8.478       10,978
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.151            0
                                                                      2003       $10.151      $14.279          450
                                                                      2004       $14.279      $16.714        1,736
                                                                      2005       $16.714      $18.771        1,695
                                                                      2006       $18.771      $21.692       12,944
                                                                      2007       $21.692      $22.655       13,001
                                                                      2008       $22.655      $13.309       13,051
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.665          321
                                                                      2003       $10.665      $12.999       18,046
                                                                      2004       $12.999      $13.916       31,291
                                                                      2005       $13.916      $13.977       12,449
                                                                      2006       $13.977      $15.032        9,300
                                                                      2007       $15.032      $14.730        8,880
                                                                      2008       $14.730       $3.107       21,117
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.180       20,922
                                                                      2003       $10.180      $12.674       90,423
                                                                      2004       $12.674      $13.620      100,604
                                                                      2005       $13.620      $14.181       92,343
                                                                      2006       $14.181      $16.023       89,524
                                                                      2007       $16.023      $16.430       85,228
                                                                      2008       $16.430       $9.928       66,438
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.357        1,587
                                                                      2003       $10.357      $14.710       10,550
                                                                      2004       $14.710      $17.261       12,276
                                                                      2005       $17.261      $18.647       12,089
                                                                      2006       $18.647      $21.052       11,075
                                                                      2007       $21.052      $20.437       11,392
                                                                      2008       $20.437      $12.475        4,034

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.064           0
                                                                      2003       $10.064      $12.429       4,007
                                                                      2004       $12.429      $14.616       5,076
                                                                      2005       $14.616      $16.116       8,095
                                                                      2006       $16.116      $16.297       8,470
                                                                      2007       $16.297      $17.014       8,333
                                                                      2008       $17.014       $8.508       9,032
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.555         217
                                                                      2003       $10.555      $12.175       5,896
                                                                      2004       $12.175      $12.999      15,187
                                                                      2005       $12.999      $13.116      31,479
                                                                      2006       $13.116      $13.849      29,965
                                                                      2007       $13.849      $14.937      26,020
                                                                      2008       $14.937      $12.577      13,263
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.391           0
                                                                      2003       $10.391      $12.472         246
                                                                      2004       $12.472      $13.398       1,045
                                                                      2005       $13.398      $14.112       1,323
                                                                      2006       $14.112      $15.682       2,066
                                                                      2007       $15.682      $15.893       2,175
                                                                      2008       $15.893      $10.434       2,048
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.801       2,682
                                                                      2003       $10.801      $13.547      26,735
                                                                      2004       $13.547      $14.821      29,684
                                                                      2005       $14.821      $15.356      29,518
                                                                      2006       $15.356      $17.526      26,996
                                                                      2007       $17.526      $16.213      23,781
                                                                      2008       $16.213       $9.786      22,200
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2002       $10.000       $9.727           0
                                                                      2003        $9.727      $11.338       6,041
                                                                      2004       $11.338      $11.959       8,551
                                                                      2005       $11.959      $13.329       7,398
                                                                      2006       $13.329      $13.491       7,118
                                                                      2007       $13.491      $13.203       7,078
                                                                      2008       $13.203      $10.780       5,146
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.744      15,030
                                                                      2003       $10.744      $13.387      57,594
                                                                      2004       $13.387      $14.570      58,743
                                                                      2005       $14.570      $14.790      45,661
                                                                      2006       $14.790      $16.096      46,662
                                                                      2007       $16.096      $16.289      45,313
                                                                      2008       $16.289      $11.858      31,972

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.188         225
                                                                      2003       $10.188      $10.475       3,493
                                                                      2004       $10.475      $10.771       9,380
                                                                      2005       $10.771      $10.856      10,262
                                                                      2006       $10.856      $11.172      12,682
                                                                      2007       $11.172      $11.574       6,956
                                                                      2008       $11.574       $8.669       6,476
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.608       1,419
                                                                      2003       $10.608      $13.424       5,542
                                                                      2004       $13.424      $15.358       5,954
                                                                      2005       $15.358      $16.966       6,079
                                                                      2006       $16.966      $21.337       7,161
                                                                      2007       $21.337      $22.764       5,855
                                                                      2008       $22.764      $12.562       5,384
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.411         121
                                                                      2003       $10.411      $13.032       6,819
                                                                      2004       $13.032      $14.454       7,819
                                                                      2005       $14.454      $15.485       1,875
                                                                      2006       $15.485      $17.371       2,703
                                                                      2007       $17.371      $16.219       2,856
                                                                      2008       $16.219       $9.653       2,939
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.988           0
                                                                      2003        $9.988       $9.884       3,137
                                                                      2004        $9.884       $9.796      10,713
                                                                      2005        $9.796       $9.889      10,926
                                                                      2006        $9.889      $10.165      12,927
                                                                      2007       $10.165      $10.487      72,203
                                                                      2008       $10.487      $10.590      70,644
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB(2)
                                                                      2002       $10.000      $10.382           0
                                                                      2003       $10.382      $13.538       2,182
                                                                      2004       $13.538      $14.704       2,655
                                                                      2005       $14.704      $15.926       2,661
                                                                      2006       $15.926      $17.024       2,719
                                                                      2007       $17.024      $17.722       2,704
                                                                      2008       $17.722      $10.688       2,699

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.208           0
                                                                      2003       $11.208      $14.619       4,751
                                                                      2004       $14.619      $16.615       6,016
                                                                      2005       $16.615      $17.324       5,162
                                                                      2006       $17.324      $19.789       4,231
                                                                      2007       $19.789      $18.530       3,636
                                                                      2008       $18.530      $10.079       3,715
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2002       $10.000      $10.646           0
                                                                      2003       $10.646      $13.136         948
                                                                      2004       $13.136      $13.912         983
                                                                      2005       $13.912      $14.385       1,018
                                                                      2006       $14.385      $15.766         481
                                                                      2007       $15.766      $15.609         519
                                                                      2008       $15.609       $9.444         522
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.518           0
                                                                      2003       $10.518      $12.121       7,510
                                                                      2004       $12.121      $12.914      12,269
                                                                      2005       $12.914      $13.224      12,256
                                                                      2006       $13.224      $14.573      12,695
                                                                      2007       $14.573      $14.484      10,156
                                                                      2008       $14.484       $8.454      10,261
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(2)
                                                                      2002       $10.000      $11.474           0
                                                                      2003       $11.474      $14.101       1,991
                                                                      2004       $14.101      $16.883       2,669
                                                                      2005       $16.883      $18.050       2,767
                                                                      2006       $18.050      $22.577       2,513
                                                                      2007       $22.577      $26.660       2,180
                                                                      2008       $26.660      $18.246       2,057
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.376       1,547
                                                                      2003       $10.376      $13.604       8,190
                                                                      2004       $13.604      $15.887       8,953
                                                                      2005       $15.887      $17.543       3,556
                                                                      2006       $17.543      $18.216       3,636
                                                                      2007       $18.216      $18.617       2,625
                                                                      2008       $18.617       $9.981       2,722
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.112       2,867
                                                                      2003       $10.112      $12.437      18,993
                                                                      2004       $12.437      $12.862      27,826
                                                                      2005       $12.862      $13.385      30,797
                                                                      2006       $13.385      $13.896      30,504
                                                                      2007       $13.896      $14.436      21,648
                                                                      2008       $14.436       $8.950      20,245

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II(3)
                                                                      2004       $10.000      $11.134       2,449
                                                                      2005       $11.134      $12.181       2,459
                                                                      2006       $12.181      $12.584       1,940
                                                                      2007       $12.584      $14.570       1,885
                                                                      2008       $14.570       $7.627       1,651
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.347       1,366
                                                                      2005       $11.347      $11.632      11,591
                                                                      2006       $11.632      $13.291      11,223
                                                                      2007       $13.291      $12.781       6,350
                                                                      2008       $12.781       $8.078       6,353
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.656           0
                                                                      2003       $10.656      $13.397       4,067
                                                                      2004       $13.397      $15.052      20,985
                                                                      2005       $15.052      $16.262      18,358
                                                                      2006       $16.262      $18.570      39,956
                                                                      2007       $18.570      $18.743      39,303
                                                                      2008       $18.743      $12.510      31,274
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.900      11,304
                                                                      2005        $9.900       $9.985       3,779
                                                                      2006        $9.985      $10.241       7,775
                                                                      2007       $10.241      $10.532       7,440
                                                                      2008       $10.532      $10.556       5,685
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.413           0
                                                                      2003        $9.413      $11.774         577
                                                                      2004       $11.774      $12.379       2,972
                                                                      2005       $12.379      $13.120       2,539
                                                                      2006       $13.120      $13.257       3,866
                                                                      2007       $13.257      $15.224       3,325
                                                                      2008       $15.224       $7.627       3,990
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II(4)
                                                                      2002       $10.000      $11.063           0
                                                                      2003       $11.063      $13.917       2,391
                                                                      2004       $13.917      $15.084       4,621
                                                                      2005       $15.084      $16.654       1,479
                                                                      2006       $16.654      $18.170       1,419
                                                                      2007       $18.170      $19.033       1,007
                                                                      2008       $19.033      $15.933         545

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II(4)
                                                                      2004       $10.000      $10.971       1,413
                                                                      2005       $10.971      $11.599       5,564
                                                                      2006       $11.599      $12.858       7,903
                                                                      2007       $12.858      $13.084       7,623
                                                                      2008       $13.084       $9.960       7,636
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $10.767       3,995
                                                                      2005       $10.767      $12.267       3,813
                                                                      2006       $12.267      $12.575       4,009
                                                                      2007       $12.575      $15.092       3,343
                                                                      2008       $15.092       $7.550       3,827
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $10.742           0
                                                                      2005       $10.742      $12.214         278
                                                                      2006       $12.214      $12.485         293
                                                                      2007       $12.485      $14.954         300
                                                                      2008       $14.954       $7.458         388
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II(4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.103          13
                                                                      2005       $11.103      $12.242      20,388
                                                                      2006       $12.242      $14.647      21,884
                                                                      2007       $14.647      $15.830      21,297
                                                                      2008       $15.830      $11.076       7,714
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II(4)
                                                                      2006       $10.000       $9.836       1,610
                                                                      2007        $9.836      $11.874       1,234
                                                                      2008       $11.874       $6.218       1,369
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II(4)
                                                                      2003       $10.000      $13.598         128
                                                                      2004       $13.598      $15.926       1,894
                                                                      2005       $15.926      $17.701       1,009
                                                                      2006       $17.701      $19.492       1,082
                                                                      2007       $19.492      $19.759       1,081
                                                                      2008       $19.759      $11.588       1,105

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $11.310       9,724
                                                                      2005       $11.310      $12.507       9,309
                                                                      2006       $12.507      $14.864       8,543
                                                                      2007       $14.864      $15.782       7,608
                                                                      2008       $15.782       $9.123       6,868
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.304       1,364
                                                                      2005       $11.304      $12.482       1,486
                                                                      2006       $12.482      $14.825       2,119
                                                                      2007       $14.825      $15.726       1,957
                                                                      2008       $15.726       $9.070       2,049
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.704           0
                                                                      2003       $10.704      $14.556       1,542
                                                                      2004       $14.556      $19.501       7,395
                                                                      2005       $19.501      $22.419       3,887
                                                                      2006       $22.419      $30.390       3,914
                                                                      2007       $30.390      $24.751       4,328
                                                                      2008       $24.751      $15.095       4,842



* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.35

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.270      20,088
                                                                      2007       $10.270      $11.854      33,711
                                                                      2008       $11.854       $6.685      32,444
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.462           0
                                                                      2007       $10.462      $11.161           0
                                                                      2008       $11.161       $8.219      50,277
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.491       1,137
                                                                      2007       $10.491      $11.353       8,709
                                                                      2008       $11.353       $7.507       8,484
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.500           0
                                                                      2007       $10.500      $11.477           0
                                                                      2008       $11.477       $6.983           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.352         147
                                                                      2007       $10.352      $10.789       6,078
                                                                      2008       $10.789       $9.481           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.746         985
                                                                      2007        $9.746      $11.730      11,471
                                                                      2008       $11.730       $6.375      14,054

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.824          471
                                                                      2007       $10.824      $11.203        1,160
                                                                      2008       $11.203       $6.928        3,594
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.879        3,144
                                                                      2007        $9.879      $11.212        5,910
                                                                      2008       $11.212       $6.663        4,357
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.853        5,100
                                                                      2003       $10.853      $13.425      187,409
                                                                      2004       $13.425      $14.614      239,720
                                                                      2005       $14.614      $14.888      216,067
                                                                      2006       $14.888      $17.107      192,667
                                                                      2007       $17.107      $16.210      176,456
                                                                      2008       $16.210      $10.345      150,938
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.240       20,529
                                                                      2005       $11.240      $11.240      107,691
                                                                      2006       $11.240      $13.079      159,945
                                                                      2007       $13.079      $13.354      159,725
                                                                      2008       $13.354       $9.244      127,824
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.525        5,010
                                                                      2005       $10.525      $10.468       53,966
                                                                      2006       $10.468      $11.425       83,595
                                                                      2007       $11.425      $11.943       93,441
                                                                      2008       $11.943       $7.695       85,537
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2(1)
                                                                      2002       $10.000      $11.538        3,162
                                                                      2003       $11.538      $15.583       24,975
                                                                      2004       $15.583      $17.095       23,996
                                                                      2005       $17.095      $17.630       21,758
                                                                      2006       $17.630      $18.858       20,903
                                                                      2007       $18.858      $20.643       18,325
                                                                      2008       $20.643      $11.681       14,689
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.228        2,717
                                                                      2003       $11.228      $14.599       63,030
                                                                      2004       $14.599      $17.778       78,714
                                                                      2005       $17.778      $19.031       91,305
                                                                      2006       $19.031      $21.909       88,958
                                                                      2007       $21.909      $21.046       79,671
                                                                      2008       $21.046      $13.873       60,203

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.253        9,294
                                                                      2005       $10.253      $10.333       19,913
                                                                      2006       $10.333      $10.577       43,313
                                                                      2007       $10.577      $11.096       42,437
                                                                      2008       $11.096      $11.748       31,379
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.019        3,978
                                                                      2007       $11.019      $12.127       11,180
                                                                      2008       $12.127       $8.538       21,956
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.327        3,617
                                                                      2003       $10.327      $12.718       88,773
                                                                      2004       $12.718      $14.097      154,189
                                                                      2005       $14.097      $15.338      187,550
                                                                      2006       $15.338      $17.869      218,842
                                                                      2007       $17.869      $18.195      200,237
                                                                      2008       $18.195      $11.261      180,162
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.236            0
                                                                      2003       $11.236      $16.917        8,576
                                                                      2004       $16.917      $20.762       14,136
                                                                      2005       $20.762      $26.037       17,133
                                                                      2006       $26.037      $32.822       20,859
                                                                      2007       $32.822      $41.594       16,112
                                                                      2008       $41.594      $19.358       13,233
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.477          306
                                                                      2003       $10.477      $13.633       46,409
                                                                      2004       $13.633      $15.902       59,175
                                                                      2005       $15.902      $17.241       93,972
                                                                      2006       $17.241      $20.606      111,278
                                                                      2007       $20.606      $23.411      114,774
                                                                      2008       $23.411      $13.736      106,843
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2002       $10.000      $10.723           85
                                                                      2003       $10.723      $12.921        7,082
                                                                      2004       $12.921      $14.589        8,097
                                                                      2005       $14.589      $13.916        7,980
                                                                      2006       $13.916      $15.444        7,984
                                                                      2007       $15.444      $16.870        6,624
                                                                      2008       $16.870      $17.632        4,975

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.912        5,559
                                                                      2005       $10.912      $11.485        7,084
                                                                      2006       $11.485      $12.958       24,535
                                                                      2007       $12.958      $13.608       21,855
                                                                      2008       $13.608       $9.552       18,164
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.363        5,743
                                                                      2005       $10.363      $10.332       42,214
                                                                      2006       $10.332      $11.116       73,533
                                                                      2007       $11.116      $11.615       72,323
                                                                      2008       $11.615       $9.426       78,465
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.896        1,993
                                                                      2005       $10.896      $11.072       40,840
                                                                      2006       $11.072      $12.778       61,897
                                                                      2007       $12.778      $13.006       66,965
                                                                      2008       $13.006       $8.137       53,184
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.144          268
                                                                      2005       $11.144      $11.475        7,646
                                                                      2006       $11.475      $12.184       14,218
                                                                      2007       $12.184      $14.541       15,436
                                                                      2008       $14.541       $8.837       20,682
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.127        1,679
                                                                      2005       $11.127      $11.851       48,962
                                                                      2006       $11.851      $13.090       60,205
                                                                      2007       $13.090      $12.955       59,504
                                                                      2008       $12.955       $7.732       44,240
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.700        3,186
                                                                      2003       $10.700      $13.130       59,328
                                                                      2004       $13.130      $14.180       99,388
                                                                      2005       $14.180      $14.470      112,333
                                                                      2006       $14.470      $15.789      108,796
                                                                      2007       $15.789      $16.078       89,411
                                                                      2008       $16.078       $8.921       73,945
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.110           18
                                                                      2005       $10.110      $10.182        6,577
                                                                      2006       $10.182      $10.515       25,706
                                                                      2007       $10.515      $10.770       62,798
                                                                      2008       $10.770       $6.457       64,363

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.298       36,758
                                                                      2004       $12.298      $12.903       60,080
                                                                      2005       $12.903      $13.316       80,633
                                                                      2006       $13.316      $14.111       90,317
                                                                      2007       $14.111      $15.810       73,513
                                                                      2008       $15.810       $8.454       65,086
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.150        1,777
                                                                      2003       $10.150      $14.270       62,852
                                                                      2004       $14.270      $16.695       79,066
                                                                      2005       $16.695      $18.740       73,144
                                                                      2006       $18.740      $21.645       71,783
                                                                      2007       $21.645      $22.595       73,881
                                                                      2008       $22.595      $13.267       58,345
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.663        1,381
                                                                      2003       $10.663      $12.991       72,355
                                                                      2004       $12.991      $13.901      108,252
                                                                      2005       $13.901      $13.955      102,339
                                                                      2006       $13.955      $15.000      101,649
                                                                      2007       $15.000      $14.691       97,898
                                                                      2008       $14.691       $3.098      165,341
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.179        3,722
                                                                      2003       $10.179      $12.666      185,575
                                                                      2004       $12.666      $13.604      209,165
                                                                      2005       $13.604      $14.157      230,257
                                                                      2006       $14.157      $15.989      233,933
                                                                      2007       $15.989      $16.387      217,686
                                                                      2008       $16.387       $9.897      189,847
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.356        1,101
                                                                      2003       $10.356      $14.701       47,221
                                                                      2004       $14.701      $17.242       57,383
                                                                      2005       $17.242      $18.617       65,352
                                                                      2006       $18.617      $21.007       62,271
                                                                      2007       $21.007      $20.384       62,615
                                                                      2008       $20.384      $12.436       56,625

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.063          135
                                                                      2003       $10.063      $12.422       22,922
                                                                      2004       $12.422      $14.600       24,359
                                                                      2005       $14.600      $16.090       27,814
                                                                      2006       $16.090      $16.263       28,198
                                                                      2007       $16.263      $16.969       25,868
                                                                      2008       $16.969       $8.481       22,246
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.553        2,623
                                                                      2003       $10.553      $12.168      125,885
                                                                      2004       $12.168      $12.984      182,539
                                                                      2005       $12.984      $13.095      227,958
                                                                      2006       $13.095      $13.820      216,730
                                                                      2007       $13.820      $14.898      192,858
                                                                      2008       $14.898      $12.537      149,936
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.390        1,112
                                                                      2003       $10.390      $12.464       20,184
                                                                      2004       $12.464      $13.383       29,830
                                                                      2005       $13.383      $14.089       40,883
                                                                      2006       $14.089      $15.649       37,663
                                                                      2007       $15.649      $15.851       57,354
                                                                      2008       $15.851      $10.401       32,223
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.800        3,907
                                                                      2003       $10.800      $13.539      148,791
                                                                      2004       $13.539      $14.804      172,124
                                                                      2005       $14.804      $15.331      162,143
                                                                      2006       $15.331      $17.489      146,437
                                                                      2007       $17.489      $16.170      135,505
                                                                      2008       $16.170       $9.755       93,591
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2002       $10.000       $9.726        1,495
                                                                      2003        $9.726      $11.331           46
                                                                      2004       $11.331      $11.945       54,726
                                                                      2005       $11.945      $13.308       49,402
                                                                      2006       $13.308      $13.462       47,346
                                                                      2007       $13.462      $13.168       42,991
                                                                      2008       $13.168      $10.746       35,035
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.743           45
                                                                      2003       $10.743      $13.378       35,039
                                                                      2004       $13.378      $14.554       48,270
                                                                      2005       $14.554      $14.766       57,946
                                                                      2006       $14.766      $16.062       56,257
                                                                      2007       $16.062      $16.246       53,441
                                                                      2008       $16.246      $11.820       43,764

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.187        1,875
                                                                      2003       $10.187      $10.469      163,671
                                                                      2004       $10.469      $10.759      201,668
                                                                      2005       $10.759      $10.838      232,164
                                                                      2006       $10.838      $11.149      240,961
                                                                      2007       $11.149      $11.544      247,049
                                                                      2008       $11.544       $8.642      188,689
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.606        3,860
                                                                      2003       $10.606      $13.416       70,133
                                                                      2004       $13.416      $15.341       79,696
                                                                      2005       $15.341      $16.939       90,776
                                                                      2006       $16.939      $21.291       87,515
                                                                      2007       $21.291      $22.704       95,691
                                                                      2008       $22.704      $12.523       70,935
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.409        1,761
                                                                      2003       $10.409      $13.024       18,051
                                                                      2004       $13.024      $14.437       19,447
                                                                      2005       $14.437      $15.460       25,617
                                                                      2006       $15.460      $17.334       32,290
                                                                      2007       $17.334      $16.176       26,783
                                                                      2008       $16.176       $9.623       18,860
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.987        6,628
                                                                      2003        $9.987       $9.878       42,951
                                                                      2004        $9.878       $9.785       78,052
                                                                      2005        $9.785       $9.873      106,156
                                                                      2006        $9.873      $10.144      118,885
                                                                      2007       $10.144      $10.459      190,348
                                                                      2008       $10.459      $10.557      312,834
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB(2)
                                                                      2002       $10.000      $10.381        1,607
                                                                      2003       $10.381      $13.530       24,457
                                                                      2004       $13.530      $14.687       29,678
                                                                      2005       $14.687      $15.900       28,046
                                                                      2006       $15.900      $16.987       27,693
                                                                      2007       $16.987      $17.675       23,749
                                                                      2008       $17.675      $10.654       14,442

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.206        3,480
                                                                      2003       $11.206      $14.610       27,699
                                                                      2004       $14.610      $16.596       47,472
                                                                      2005       $16.596      $17.296       78,202
                                                                      2006       $17.296      $19.747       74,649
                                                                      2007       $19.747      $18.481       71,941
                                                                      2008       $18.481      $10.047       58,484
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2002       $10.000      $10.644          676
                                                                      2003       $10.644      $13.128       29,348
                                                                      2004       $13.128      $13.896       25,803
                                                                      2005       $13.896      $14.361       22,777
                                                                      2006       $14.361      $15.733       22,558
                                                                      2007       $15.733      $15.568       17,965
                                                                      2008       $15.568       $9.415       10,547
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.517        2,782
                                                                      2003       $10.517      $12.113      117,130
                                                                      2004       $12.113      $12.899      131,257
                                                                      2005       $12.899      $13.202      148,439
                                                                      2006       $13.202      $14.542      138,471
                                                                      2007       $14.542      $14.446      128,014
                                                                      2008       $14.446       $8.427      105,350
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(2)
                                                                      2002       $10.000      $11.472          410
                                                                      2003       $11.472      $14.093        4,981
                                                                      2004       $14.093      $16.864        7,591
                                                                      2005       $16.864      $18.020        6,607
                                                                      2006       $18.020      $22.529        6,344
                                                                      2007       $22.529      $26.590        5,369
                                                                      2008       $26.590      $18.188        4,903
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.374        2,477
                                                                      2003       $10.374      $13.596       33,102
                                                                      2004       $13.596      $15.869       37,929
                                                                      2005       $15.869      $17.515       34,660
                                                                      2006       $17.515      $18.177       31,895
                                                                      2007       $18.177      $18.568       26,864
                                                                      2008       $18.568       $9.950       19,552
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.111        7,147
                                                                      2003       $10.111      $12.429      202,024
                                                                      2004       $12.429      $12.847      232,660
                                                                      2005       $12.847      $13.363      220,448
                                                                      2006       $13.363      $13.866      215,818
                                                                      2007       $13.866      $14.398      187,906
                                                                      2008       $14.398       $8.922      146,827

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II(3)
                                                                      2004       $10.000      $11.130       46,225
                                                                      2005       $11.130      $12.171       43,238
                                                                      2006       $12.171      $12.567       41,612
                                                                      2007       $12.567      $14.543       35,701
                                                                      2008       $14.543       $7.609       31,648
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.343       14,269
                                                                      2005       $11.343      $11.622       47,730
                                                                      2006       $11.622      $13.273       69,255
                                                                      2007       $13.273      $12.757       51,361
                                                                      2008       $12.757       $8.059       53,436
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.655        1,174
                                                                      2003       $10.655      $13.388       85,661
                                                                      2004       $13.388      $15.035      119,515
                                                                      2005       $15.035      $16.235      127,047
                                                                      2006       $16.235      $18.530      121,944
                                                                      2007       $18.530      $18.694      112,046
                                                                      2008       $18.694      $12.471       93,639
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000       $9.895       66,137
                                                                      2005        $9.895       $9.975      118,151
                                                                      2006        $9.975      $10.226       96,469
                                                                      2007       $10.226      $10.511       70,409
                                                                      2008       $10.511      $10.529       65,789
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.412            0
                                                                      2003        $9.412      $11.767       35,558
                                                                      2004       $11.767      $12.365       54,076
                                                                      2005       $12.365      $13.098       53,013
                                                                      2006       $13.098      $13.229       59,672
                                                                      2007       $13.229      $15.184       47,140
                                                                      2008       $15.184       $7.603       44,532
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II(4)
                                                                      2002       $10.000      $11.062            0
                                                                      2003       $11.062      $13.908        4,540
                                                                      2004       $13.908      $15.067       16,192
                                                                      2005       $15.067      $16.627       18,091
                                                                      2006       $16.627      $18.131       32,432
                                                                      2007       $18.131      $18.983       17,912
                                                                      2008       $18.983      $15.882       14,608

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.967      16,162
                                                                      2005       $10.967      $11.589      29,002
                                                                      2006       $11.589      $12.840      29,495
                                                                      2007       $12.840      $13.060      32,601
                                                                      2008       $13.060       $9.937      24,530
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $10.763      24,252
                                                                      2005       $10.763      $12.257      26,735
                                                                      2006       $12.257      $12.558      25,770
                                                                      2007       $12.558      $15.064      24,311
                                                                      2008       $15.064       $7.532      19,480
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $10.738       9,011
                                                                      2005       $10.738      $12.203      10,641
                                                                      2006       $12.203      $12.468      10,743
                                                                      2007       $12.468      $14.926      10,462
                                                                      2008       $14.926       $7.440       9,991
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II(4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.098      14,221
                                                                      2005       $11.098      $12.230      27,462
                                                                      2006       $12.230      $14.625      30,738
                                                                      2007       $14.625      $15.798      32,185
                                                                      2008       $15.798      $11.048      29,447
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II(4)
                                                                      2006       $10.000       $9.833       5,816
                                                                      2007        $9.833      $11.864      18,347
                                                                      2008       $11.864       $6.209      27,973
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II(4)
                                                                      2003       $10.000      $13.593       6,384
                                                                      2004       $13.593      $15.912      19,130
                                                                      2005       $15.912      $17.677      17,888
                                                                      2006       $17.677      $19.456      17,886
                                                                      2007       $19.456      $19.712      15,483
                                                                      2008       $19.712      $11.554      12,407

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $11.306      58,610
                                                                      2005       $11.306      $12.497      51,537
                                                                      2006       $12.497      $14.844      52,471
                                                                      2007       $14.844      $15.753      46,033
                                                                      2008       $15.753       $9.101      30,429
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $11.300      14,404
                                                                      2005       $11.300      $12.472      20,338
                                                                      2006       $12.472      $14.805      21,766
                                                                      2007       $14.805      $15.697      22,218
                                                                      2008       $15.697       $9.049      21,921
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II(4)
                                                                      2002       $10.000      $10.703       1,852
                                                                      2003       $10.703      $14.547      30,163
                                                                      2004       $14.547      $19.479      58,603
                                                                      2005       $19.479      $22.382      68,172
                                                                      2006       $22.382      $30.325      66,772
                                                                      2007       $30.325      $24.686      59,398
                                                                      2008       $24.686      $15.048      58,068



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.4

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1,
                                     2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.266         0
                                                                      2007       $10.266      $11.844         0
                                                                      2008       $11.844       $6.676         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.458         0
                                                                      2007       $10.458      $11.152         0
                                                                      2008       $11.152       $8.208         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.488         0
                                                                      2007       $10.488      $11.343         0
                                                                      2008       $11.343       $7.497         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.497         0
                                                                      2007       $10.497      $11.467         0
                                                                      2008       $11.467       $6.974         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.349         0
                                                                      2007       $10.349      $10.780         0
                                                                      2008       $10.780       $9.468         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.743         0
                                                                      2007        $9.743      $11.720         0
                                                                      2008       $11.720       $6.366         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.820         0
                                                                      2007       $10.820      $11.193         0
                                                                      2008       $11.193       $6.918         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.875         0
                                                                      2007        $9.875      $11.202         0
                                                                      2008       $11.202       $6.654         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.722      $13.421         0
                                                                      2004       $13.421      $14.602         0
                                                                      2005       $14.602      $14.868         0
                                                                      2006       $14.868      $17.075         0
                                                                      2007       $17.075      $16.171         0
                                                                      2008       $16.171      $10.316         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.237         0
                                                                      2005       $11.237      $11.230         0
                                                                      2006       $11.230      $13.061         0
                                                                      2007       $13.061      $13.329         0
                                                                      2008       $13.329       $9.222         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.524         0
                                                                      2005       $10.524      $10.462         0
                                                                      2006       $10.462      $11.412         0
                                                                      2007       $11.412      $11.923         0
                                                                      2008       $11.923       $7.678         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.847      $15.578         0
                                                                      2004       $15.578      $17.081         0
                                                                      2005       $17.081      $17.606         0
                                                                      2006       $17.606      $18.823         0
                                                                      2007       $18.823      $20.594         0
                                                                      2008       $20.594      $11.648         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.064      $14.594         0
                                                                      2004       $14.594      $17.763         0
                                                                      2005       $17.763      $19.005         0
                                                                      2006       $19.005      $21.868         0
                                                                      2007       $21.868      $20.996         0
                                                                      2008       $20.996      $13.833         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.249         0
                                                                      2005       $10.249      $10.324         0
                                                                      2006       $10.324      $10.563         0
                                                                      2007       $10.563      $11.075         0
                                                                      2008       $11.075      $11.721         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.015         0
                                                                      2007       $11.015      $12.117         0
                                                                      2008       $12.117       $8.527         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.622      $12.714         0
                                                                      2004       $12.714      $14.085         0
                                                                      2005       $14.085      $15.317         0
                                                                      2006       $15.317      $17.836         0
                                                                      2007       $17.836      $18.152         0
                                                                      2008       $18.152      $11.229         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.700      $16.911         0
                                                                      2004       $16.911      $20.744         0
                                                                      2005       $20.744      $26.002         0
                                                                      2006       $26.002      $32.761         0
                                                                      2007       $32.761      $41.495         0
                                                                      2008       $41.495      $19.302         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.400      $13.628         0
                                                                      2004       $13.628      $15.888         0
                                                                      2005       $15.888      $17.218         0
                                                                      2006       $17.218      $20.568         0
                                                                      2007       $20.568      $23.356         0
                                                                      2008       $23.356      $13.696         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2003       $11.608      $12.916         0
                                                                      2004       $12.916      $14.577         0
                                                                      2005       $14.577      $13.897         0
                                                                      2006       $13.897      $15.415         0
                                                                      2007       $15.415      $16.830         0
                                                                      2008       $16.830      $17.581         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.910         0
                                                                      2005       $10.910      $11.478         0
                                                                      2006       $11.478      $12.943         0
                                                                      2007       $12.943      $13.586         0
                                                                      2008       $13.586       $9.532         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.361         0
                                                                      2005       $10.361      $10.325         0
                                                                      2006       $10.325      $11.104         0
                                                                      2007       $11.104      $11.596         0
                                                                      2008       $11.596       $9.406         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.895         0
                                                                      2005       $10.895      $11.064         0
                                                                      2006       $11.064      $12.764         0
                                                                      2007       $12.764      $12.985         0
                                                                      2008       $12.985       $8.120         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.143         0
                                                                      2005       $11.143      $11.467         0
                                                                      2006       $11.467      $12.170         0
                                                                      2007       $12.170      $14.517         0
                                                                      2008       $14.517       $8.818         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.126         0
                                                                      2005       $11.126      $11.844         0
                                                                      2006       $11.844      $13.075         0
                                                                      2007       $13.075      $12.934         0
                                                                      2008       $12.934       $7.715         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.129      $13.123         0
                                                                      2004       $13.123      $14.172         0
                                                                      2005       $14.172      $14.452         0
                                                                      2006       $14.452      $15.760         0
                                                                      2007       $15.760      $16.040         0
                                                                      2008       $16.040       $8.896         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.109         0
                                                                      2005       $10.109      $10.176         0
                                                                      2006       $10.176      $10.503         0
                                                                      2007       $10.503      $10.752         0
                                                                      2008       $10.752       $6.443         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
                                                                      2003       $10.000      $12.293         0
                                                                      2004       $12.293      $12.892         0
                                                                      2005       $12.892      $13.298         0
                                                                      2006       $13.298      $14.085         0
                                                                      2007       $14.085      $15.772         0
                                                                      2008       $15.772       $8.430         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.101      $14.266         0
                                                                      2004       $14.266      $16.681         0
                                                                      2005       $16.681      $18.715         0
                                                                      2006       $18.715      $21.605         0
                                                                      2007       $21.605      $22.541         0
                                                                      2008       $22.541      $13.229         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.753      $12.986         0
                                                                      2004       $12.986      $13.889         0
                                                                      2005       $13.889      $13.936         0
                                                                      2006       $13.936      $14.972         0
                                                                      2007       $14.972      $14.657         0
                                                                      2008       $14.657       $3.089         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.483      $12.662         0
                                                                      2004       $12.662      $13.593         0
                                                                      2005       $13.593      $14.138         0
                                                                      2006       $14.138      $15.960         0
                                                                      2007       $15.960      $16.348         0
                                                                      2008       $16.348       $9.869         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.734      $14.696         0
                                                                      2004       $14.696      $17.227         0
                                                                      2005       $17.227      $18.592         0
                                                                      2006       $18.592      $20.968         0
                                                                      2007       $20.968      $20.335         0
                                                                      2008       $20.335      $12.400         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.360      $12.418         0
                                                                      2004       $12.418      $14.587         0
                                                                      2005       $14.587      $16.068         0
                                                                      2006       $16.068      $16.232         0
                                                                      2007       $16.232      $16.929         0
                                                                      2008       $16.929       $8.456         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.268      $12.164         0
                                                                      2004       $12.164      $12.973         0
                                                                      2005       $12.973      $13.077         0
                                                                      2006       $13.077      $13.794         0
                                                                      2007       $13.794      $14.862         0
                                                                      2008       $14.862      $12.501         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.771      $12.460         0
                                                                      2004       $12.460      $13.372         0
                                                                      2005       $13.372      $14.070         0
                                                                      2006       $14.070      $15.619         0
                                                                      2007       $15.619      $15.813         0
                                                                      2008       $15.813      $10.371         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $11.013      $13.534         0
                                                                      2004       $13.534      $14.792         0
                                                                      2005       $14.792      $15.310         0
                                                                      2006       $15.310      $17.456         0
                                                                      2007       $17.456      $16.132         0
                                                                      2008       $16.132       $9.727         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.252      $11.327         0
                                                                      2004       $11.327      $11.935         0
                                                                      2005       $11.935      $13.289         0
                                                                      2006       $13.289      $13.437         0
                                                                      2007       $13.437      $13.136         0
                                                                      2008       $13.136      $10.715         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.887      $13.374         0
                                                                      2004       $13.374      $14.541         0
                                                                      2005       $14.541      $14.746         0
                                                                      2006       $14.746      $16.032         0
                                                                      2007       $16.032      $16.208         0
                                                                      2008       $16.208      $11.786         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.375      $10.465         0
                                                                      2004       $10.465      $10.750         0
                                                                      2005       $10.750      $10.824         0
                                                                      2006       $10.824      $11.128         0
                                                                      2007       $11.128      $11.516         0
                                                                      2008       $11.516       $8.617         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.595      $13.411         0
                                                                      2004       $13.411      $15.328         0
                                                                      2005       $15.328      $16.916         0
                                                                      2006       $16.916      $21.252         0
                                                                      2007       $21.252      $22.650         0
                                                                      2008       $22.650      $12.486         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.712      $13.020         0
                                                                      2004       $13.020      $14.425         0
                                                                      2005       $14.425      $15.439         0
                                                                      2006       $15.439      $17.302         0
                                                                      2007       $17.302      $16.138         0
                                                                      2008       $16.138       $9.595         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.956       $9.874         0
                                                                      2004        $9.874       $9.776         0
                                                                      2005        $9.776       $9.860         0
                                                                      2006        $9.860      $10.125         0
                                                                      2007       $10.125      $10.434         0
                                                                      2008       $10.434      $10.527         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.999      $13.525         0
                                                                      2004       $13.525      $14.675         0
                                                                      2005       $14.675      $15.879         0
                                                                      2006       $15.879      $16.956         0
                                                                      2007       $16.956      $17.633         0
                                                                      2008       $17.633      $10.624         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.342      $14.605         0
                                                                      2004       $14.605      $16.582         0
                                                                      2005       $16.582      $17.272         0
                                                                      2006       $17.272      $19.710         0
                                                                      2007       $19.710      $18.438         0
                                                                      2008       $18.438      $10.018         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2003       $10.861      $13.124         0
                                                                      2004       $13.124      $13.885         0
                                                                      2005       $13.885      $14.342         0
                                                                      2006       $14.342      $15.703         0
                                                                      2007       $15.703      $15.531         0
                                                                      2008       $15.531       $9.388         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.702      $12.109         0
                                                                      2004       $12.109      $12.888         0
                                                                      2005       $12.888      $13.185         0
                                                                      2006       $13.185      $14.515         0
                                                                      2007       $14.515      $14.412         0
                                                                      2008       $14.412       $8.403         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(2)
                                                                      2003       $11.668      $14.088         0
                                                                      2004       $14.088      $16.850         0
                                                                      2005       $16.850      $17.996         0
                                                                      2006       $17.996      $22.487         0
                                                                      2007       $22.487      $26.527         0
                                                                      2008       $26.527      $18.136         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.818      $13.591         0
                                                                      2004       $13.591      $15.856         0
                                                                      2005       $15.856      $17.491         0
                                                                      2006       $17.491      $18.143         0
                                                                      2007       $18.143      $18.524         0
                                                                      2008       $18.524       $9.921         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.598      $12.425         0
                                                                      2004       $12.425      $12.836         0
                                                                      2005       $12.836      $13.345         0
                                                                      2006       $13.345      $13.840         0
                                                                      2007       $13.840      $14.364         0
                                                                      2008       $14.364       $8.896         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II(3)
                                                                      2004       $10.000      $11.126         0
                                                                      2005       $11.126      $12.160         0
                                                                      2006       $12.160      $12.550         0
                                                                      2007       $12.550      $14.516         0
                                                                      2008       $14.516       $7.591         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.340         0
                                                                      2005       $11.340      $11.612         0
                                                                      2006       $11.612      $13.255         0
                                                                      2007       $13.255      $12.733         0
                                                                      2008       $12.733       $8.040         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.799      $13.383         0
                                                                      2004       $13.383      $15.023         0
                                                                      2005       $15.023      $16.213         0
                                                                      2006       $16.213      $18.496         0
                                                                      2007       $18.496      $18.650         0
                                                                      2008       $18.650      $12.435         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.890           0
                                                                      2005        $9.890       $9.965           0
                                                                      2006        $9.965      $10.210           0
                                                                      2007       $10.210      $10.490           0
                                                                      2008       $10.490      $10.502           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.947      $11.763           0
                                                                      2004       $11.763      $12.354           0
                                                                      2005       $12.354      $13.081           0
                                                                      2006       $13.081      $13.204           0
                                                                      2007       $13.204      $15.148           0
                                                                      2008       $15.148       $7.581           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II(4)
                                                                      2003       $12.312      $13.904      25,012
                                                                      2004       $13.904      $15.054           0
                                                                      2005       $15.054      $16.605           0
                                                                      2006       $16.605      $18.098           0
                                                                      2007       $18.098      $18.938           0
                                                                      2008       $18.938      $15.837           0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II(4)
                                                                      2004       $10.000      $10.963           0
                                                                      2005       $10.963      $11.580           0
                                                                      2006       $11.580      $12.823           0
                                                                      2007       $12.823      $13.035           0
                                                                      2008       $13.035       $9.913           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $10.760           0
                                                                      2005       $10.760      $12.246           0
                                                                      2006       $12.246      $12.541           0
                                                                      2007       $12.541      $15.036           0
                                                                      2008       $15.036       $7.515           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $10.734           0
                                                                      2005       $10.734      $12.193           0
                                                                      2006       $12.193      $12.451           0
                                                                      2007       $12.451      $14.898           0
                                                                      2008       $14.898       $7.422           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II(4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.092         0
                                                                      2005       $11.092      $12.217         0
                                                                      2006       $12.217      $14.602         0
                                                                      2007       $14.602      $15.766         0
                                                                      2008       $15.766      $11.020         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II(4)
                                                                      2006       $10.000       $9.830         0
                                                                      2007        $9.830      $11.854         0
                                                                      2008       $11.854       $6.201         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II(4)
                                                                      2003       $10.000      $13.589         0
                                                                      2004       $13.589      $15.899         0
                                                                      2005       $15.899      $17.653         0
                                                                      2006       $17.653      $19.420         0
                                                                      2007       $19.420      $19.665         0
                                                                      2008       $19.665      $11.521         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I(4)(5)
                                                                      2004       $10.000      $11.303         0
                                                                      2005       $11.303      $12.486         0
                                                                      2006       $12.486      $14.824         0
                                                                      2007       $14.824      $15.724         0
                                                                      2008       $15.724       $9.080         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II(4)(5)
                                                                      2004       $10.000      $11.296         0
                                                                      2005       $11.296      $12.461         0
                                                                      2006       $12.461      $14.785         0
                                                                      2007       $14.785      $15.667         0
                                                                      2008       $15.667       $9.027         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II(4)
                                                                      2003       $11.401      $14.542         0
                                                                      2004       $14.542      $19.463         0
                                                                      2005       $19.463      $22.352         0
                                                                      2006       $22.352      $30.268         0
                                                                      2007       $30.268      $24.627         0
                                                                      2008       $24.627      $15.004         0



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.263           0
                                                                      2007       $10.263      $11.834      13,916
                                                                      2008       $11.834       $6.667      15,221
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.454           0
                                                                      2007       $10.454      $11.142           0
                                                                      2008       $11.142       $8.197           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.484           0
                                                                      2007       $10.484      $11.333           0
                                                                      2008       $11.333       $7.487           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.493           0
                                                                      2007       $10.493      $11.458           0
                                                                      2008       $11.458       $6.964           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.345           0
                                                                      2007       $10.345      $10.771           0
                                                                      2008       $10.771       $9.455           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.739           0
                                                                      2007        $9.739      $11.710           0
                                                                      2008       $11.710       $6.358           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.816           0
                                                                      2007       $10.816      $11.184           0
                                                                      2008       $11.184       $6.909           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.872           0
                                                                      2007        $9.872      $11.192       4,507
                                                                      2008       $11.192       $6.645       1,895
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.851       5,784
                                                                      2003       $10.851      $13.409      10,763
                                                                      2004       $13.409      $14.582      19,389
                                                                      2005       $14.582      $14.840      19,807
                                                                      2006       $14.840      $17.034         684
                                                                      2007       $17.034      $16.124      17,204
                                                                      2008       $16.124      $10.280      15,261
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.233       6,011
                                                                      2005       $11.233      $11.221       7,890
                                                                      2006       $11.221      $13.044           0
                                                                      2007       $13.044      $13.304      21,734
                                                                      2008       $13.304       $9.200      18,605
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.523           0
                                                                      2005       $10.523      $10.455         202
                                                                      2006       $10.455      $11.399           0
                                                                      2007       $11.399      $11.903       3,430
                                                                      2008       $11.903       $7.661       3,390
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2(1)
                                                                      2002       $10.000      $11.535          30
                                                                      2003       $11.535      $15.564       1,130
                                                                      2004       $15.564      $17.057         900
                                                                      2005       $17.057      $17.572       1,953
                                                                      2006       $17.572      $18.778       1,798
                                                                      2007       $18.778      $20.534       1,868
                                                                      2008       $20.534      $11.608       1,948
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.225       2,264
                                                                      2003       $11.225      $14.581       4,254
                                                                      2004       $14.581      $17.739       4,336
                                                                      2005       $17.739      $18.969       4,240
                                                                      2006       $18.969      $21.816         350
                                                                      2007       $21.816      $20.935       3,241
                                                                      2008       $20.935      $13.785       2,450

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.246           0
                                                                      2005       $10.246      $10.315           0
                                                                      2006       $10.315      $10.549           0
                                                                      2007       $10.549      $11.055       7,693
                                                                      2008       $11.055      $11.693      10,532
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.011           0
                                                                      2007       $11.011      $12.107           0
                                                                      2008       $12.107       $8.515           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.324         641
                                                                      2003       $10.324      $12.703       9,088
                                                                      2004       $12.703      $14.065       9,568
                                                                      2005       $14.065      $15.288       9,301
                                                                      2006       $15.288      $17.793         437
                                                                      2007       $17.793      $18.099      19,543
                                                                      2008       $18.099      $11.190      18,295
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.233           0
                                                                      2003       $11.233      $16.896         481
                                                                      2004       $16.896      $20.715         476
                                                                      2005       $20.715      $25.952         471
                                                                      2006       $25.952      $32.682           0
                                                                      2007       $32.682      $41.374         468
                                                                      2008       $41.374      $19.236         186
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.475         825
                                                                      2003       $10.475      $13.616       2,717
                                                                      2004       $13.616      $15.866       4,076
                                                                      2005       $15.866      $17.185       8,866
                                                                      2006       $17.185      $20.518         190
                                                                      2007       $20.518      $23.288      13,621
                                                                      2008       $23.288      $13.649      10,969
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2002       $10.000      $10.721          34
                                                                      2003       $10.721      $12.905       2,836
                                                                      2004       $12.905      $14.556       2,261
                                                                      2005       $14.556      $13.871       2,190
                                                                      2006       $13.871      $15.378       3,110
                                                                      2007       $15.378      $16.780       2,946
                                                                      2008       $16.780      $17.521       2,646

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.909           0
                                                                      2005       $10.909      $11.471       6,656
                                                                      2006       $11.471      $12.929           0
                                                                      2007       $12.929      $13.563       7,788
                                                                      2008       $13.563       $9.511       6,517
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.360       4,320
                                                                      2005       $10.360      $10.319       4,157
                                                                      2006       $10.319      $11.091           0
                                                                      2007       $11.091      $11.577       8,603
                                                                      2008       $11.577       $9.386       7,915
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.893       1,023
                                                                      2005       $10.893      $11.057       1,017
                                                                      2006       $11.057      $12.749           0
                                                                      2007       $12.749      $12.963       4,148
                                                                      2008       $12.963       $8.102       3,080
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.141           9
                                                                      2005       $11.141      $11.460       1,405
                                                                      2006       $11.460      $12.156           0
                                                                      2007       $12.156      $14.493       1,132
                                                                      2008       $14.493       $8.799       1,307
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.124       1,023
                                                                      2005       $11.124      $11.836       4,532
                                                                      2006       $11.836      $13.060           0
                                                                      2007       $13.060      $12.913       3,514
                                                                      2008       $12.913       $7.698       4,736
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.696         841
                                                                      2003       $10.696      $13.112       2,358
                                                                      2004       $13.112      $14.152       3,211
                                                                      2005       $14.152      $14.425       2,340
                                                                      2006       $14.425      $15.722           0
                                                                      2007       $15.722      $15.993       9,708
                                                                      2008       $15.993       $8.865       8,945
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.108           0
                                                                      2005       $10.108      $10.169           0
                                                                      2006       $10.169      $10.491           0
                                                                      2007       $10.491      $10.734       5,984
                                                                      2008       $10.734       $6.429       7,004

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.289       2,286
                                                                      2004       $12.289      $12.881       2,554
                                                                      2005       $12.881      $13.280       4,789
                                                                      2006       $13.280      $14.059           0
                                                                      2007       $14.059      $15.735       5,177
                                                                      2008       $15.735       $8.405       4,991
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.148           0
                                                                      2003       $10.148      $14.253       1,072
                                                                      2004       $14.253      $16.657       2,892
                                                                      2005       $16.657      $18.679       2,846
                                                                      2006       $18.679      $21.553          78
                                                                      2007       $21.553      $22.475       5,873
                                                                      2008       $22.475      $13.184       4,479
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.661         180
                                                                      2003       $10.661      $12.975       5,086
                                                                      2004       $12.975      $13.869       5,049
                                                                      2005       $13.869      $13.909       5,217
                                                                      2006       $13.909      $14.936           0
                                                                      2007       $14.936      $14.614       1,042
                                                                      2008       $14.614       $3.078       1,109
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.177         459
                                                                      2003       $10.177      $12.650      12,320
                                                                      2004       $12.650      $13.574      11,401
                                                                      2005       $13.574      $14.111      11,159
                                                                      2006       $14.111      $15.921           0
                                                                      2007       $15.921      $16.300      11,404
                                                                      2008       $16.300       $9.835      11,310
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.354         273
                                                                      2003       $10.354      $14.682       2,795
                                                                      2004       $14.682      $17.203       3,095
                                                                      2005       $17.203      $18.556       2,828
                                                                      2006       $18.556      $20.918           0
                                                                      2007       $20.918      $20.276       2,881
                                                                      2008       $20.276      $12.357       2,887

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.060         850
                                                                      2003       $10.060      $12.406       1,676
                                                                      2004       $12.406      $14.567       1,973
                                                                      2005       $14.567      $16.038       2,002
                                                                      2006       $16.038      $16.193         473
                                                                      2007       $16.193      $16.879       2,019
                                                                      2008       $16.879       $8.427       2,128
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.551         952
                                                                      2003       $10.551      $12.153       6,772
                                                                      2004       $12.153      $12.955       7,528
                                                                      2005       $12.955      $13.052       6,838
                                                                      2006       $13.052      $13.761           0
                                                                      2007       $13.761      $14.819       5,410
                                                                      2008       $14.819      $12.458      17,954
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.388           0
                                                                      2003       $10.388      $12.448           0
                                                                      2004       $12.448      $13.353         611
                                                                      2005       $13.353      $14.043       1,142
                                                                      2006       $14.043      $15.582         141
                                                                      2007       $15.582      $15.767         804
                                                                      2008       $15.767      $10.335         800
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.798       1,099
                                                                      2003       $10.798      $13.522      13,022
                                                                      2004       $13.522      $14.771      23,021
                                                                      2005       $14.771      $15.281      27,111
                                                                      2006       $15.281      $17.414           0
                                                                      2007       $17.414      $16.084      15,384
                                                                      2008       $16.084       $9.693      12,997
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.724           0
                                                                      2003        $9.724      $11.317       3,823
                                                                      2004       $11.317      $11.919       7,428
                                                                      2005       $11.919      $13.264       7,923
                                                                      2006       $13.264      $13.405         286
                                                                      2007       $13.405      $13.098       4,183
                                                                      2008       $13.098      $10.678       3,919
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.741           9
                                                                      2003       $10.741      $13.362       1,424
                                                                      2004       $13.362      $14.521       1,450
                                                                      2005       $14.521      $14.718       1,560
                                                                      2006       $14.718      $15.993         484
                                                                      2007       $15.993      $16.161       4,480
                                                                      2008       $16.161      $11.746       3,225

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.185          10
                                                                      2003       $10.185      $10.456      10,649
                                                                      2004       $10.456      $10.735      13,431
                                                                      2005       $10.735      $10.803      14,830
                                                                      2006       $10.803      $11.101           0
                                                                      2007       $11.101      $11.482      29,642
                                                                      2008       $11.482       $8.587      26,497
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.604       5,166
                                                                      2003       $10.604      $13.399      12,003
                                                                      2004       $13.399      $15.306      14,812
                                                                      2005       $15.306      $16.884      17,228
                                                                      2006       $16.884      $21.200           0
                                                                      2007       $21.200      $22.584       9,287
                                                                      2008       $22.584      $12.444       9,473
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.407           0
                                                                      2003       $10.407      $13.008       2,132
                                                                      2004       $13.008      $14.405       8,079
                                                                      2005       $14.405      $15.409      11,156
                                                                      2006       $15.409      $17.260           0
                                                                      2007       $17.260      $16.090      15,056
                                                                      2008       $16.090       $9.562       8,403
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.985         326
                                                                      2003        $9.985       $9.865       7,613
                                                                      2004        $9.865       $9.763       6,098
                                                                      2005        $9.763       $9.841       3,600
                                                                      2006        $9.841      $10.100           0
                                                                      2007       $10.100      $10.404       5,264
                                                                      2008       $10.404      $10.491      11,725
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.379         471
                                                                      2003       $10.379      $13.513       1,223
                                                                      2004       $13.513      $14.654       1,607
                                                                      2005       $14.654      $15.849       1,599
                                                                      2006       $15.849      $16.915           0
                                                                      2007       $16.915      $17.582       1,584
                                                                      2008       $17.582      $10.587       1,119

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.204       2,723
                                                                      2003       $11.204      $14.592       4,489
                                                                      2004       $14.592      $16.559       4,906
                                                                      2005       $16.559      $17.239       6,471
                                                                      2006       $17.239      $19.663           0
                                                                      2007       $19.663      $18.384       4,070
                                                                      2008       $18.384       $9.984       3,195
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2002       $10.000      $10.642         620
                                                                      2003       $10.642      $13.112       1,386
                                                                      2004       $13.112      $13.865       2,685
                                                                      2005       $13.865      $14.315       1,823
                                                                      2006       $14.315      $15.665           0
                                                                      2007       $15.665      $15.485       1,837
                                                                      2008       $15.485       $9.355       1,815
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.515       9,240
                                                                      2003       $10.515      $12.098      19,097
                                                                      2004       $12.098      $12.870      25,396
                                                                      2005       $12.870      $13.159      25,647
                                                                      2006       $13.159      $14.480           0
                                                                      2007       $14.480      $14.370      12,729
                                                                      2008       $14.370       $8.374      12,621
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.470           9
                                                                      2003       $11.470      $14.075       1,188
                                                                      2004       $14.075      $16.826       5,798
                                                                      2005       $16.826      $17.961       6,477
                                                                      2006       $17.961      $22.432           0
                                                                      2007       $22.432      $26.449         758
                                                                      2008       $26.449      $18.074         747
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.372       1,107
                                                                      2003       $10.372      $13.579       2,811
                                                                      2004       $13.579      $15.833       2,915
                                                                      2005       $15.833      $17.458       2,628
                                                                      2006       $17.458      $18.099         422
                                                                      2007       $18.099      $18.470       2,459
                                                                      2008       $18.470       $9.887       1,210
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.109       5,782
                                                                      2003       $10.109      $12.414      16,031
                                                                      2004       $12.414      $12.818      17,142
                                                                      2005       $12.818      $13.320      16,330
                                                                      2006       $13.320      $13.807           0
                                                                      2007       $13.807      $14.322      11,014
                                                                      2008       $14.322       $8.865       9,357

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.122       7,988
                                                                      2005       $11.122      $12.150       7,729
                                                                      2006       $12.150      $12.533           0
                                                                      2007       $12.533      $14.489       2,840
                                                                      2008       $14.489       $7.573       2,955
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.336           0
                                                                      2005       $11.336      $11.603          61
                                                                      2006       $11.603      $13.237           0
                                                                      2007       $13.237      $12.709       8,388
                                                                      2008       $12.709       $8.021       8,791
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.653         847
                                                                      2003       $10.653      $13.371      16,393
                                                                      2004       $13.371      $15.002      17,738
                                                                      2005       $15.002      $16.182      16,504
                                                                      2006       $16.182      $18.451           0
                                                                      2007       $18.451      $18.595      13,590
                                                                      2008       $18.595      $12.392      12,822
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.885           0
                                                                      2005        $9.885       $9.955       1,440
                                                                      2006        $9.955      $10.195           0
                                                                      2007       $10.195      $10.468         989
                                                                      2008       $10.468      $10.475         989
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.410           0
                                                                      2003        $9.410      $11.753       2,886
                                                                      2004       $11.753      $12.337       3,581
                                                                      2005       $12.337      $13.056       3,515
                                                                      2006       $13.056      $13.172           0
                                                                      2007       $13.172      $15.104       4,086
                                                                      2008       $15.104       $7.555       3,954
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II(4)
                                                                      2002       $10.000      $11.059           0
                                                                      2003       $11.059      $13.891          48
                                                                      2004       $13.891      $15.033          90
                                                                      2005       $15.033      $16.573          72
                                                                      2006       $16.573      $18.054           0
                                                                      2007       $18.054      $18.882         288
                                                                      2008       $18.882      $15.782         268

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.959           0
                                                                      2005       $10.959      $11.570           0
                                                                      2006       $11.570      $12.805           0
                                                                      2007       $12.805      $13.011      10,857
                                                                      2008       $13.011       $9.890       9,399
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.756       2,054
                                                                      2005       $10.756      $12.236       1,324
                                                                      2006       $12.236      $12.524       1,310
                                                                      2007       $12.524      $15.008       1,304
                                                                      2008       $15.008       $7.497       1,150
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.731           0
                                                                      2005       $10.731      $12.183       7,246
                                                                      2006       $12.183      $12.434           0
                                                                      2007       $12.434      $14.871       6,839
                                                                      2008       $14.871       $7.405       6,914
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.086         325
                                                                      2005       $11.086      $12.205         716
                                                                      2006       $12.205      $14.580           0
                                                                      2007       $14.580      $15.734       1,599
                                                                      2008       $15.734      $10.992       2,029
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.826           0
                                                                      2007        $9.826      $11.844         986
                                                                      2008       $11.844       $6.192       1,268
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.584       2,049
                                                                      2004       $13.584      $15.885       2,891
                                                                      2005       $15.885      $17.630       4,078
                                                                      2006       $17.630      $19.384         398
                                                                      2007       $19.384      $19.619       3,868
                                                                      2008       $19.619      $11.488       4,959

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.299      11,581
                                                                      2005       $11.299      $12.476      10,543
                                                                      2006       $12.476      $14.804      10,286
                                                                      2007       $14.804      $15.694       9,912
                                                                      2008       $15.694       $9.058       9,731
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.292           0
                                                                      2005       $11.292      $12.451           0
                                                                      2006       $12.451      $14.765           0
                                                                      2007       $14.765      $15.638         747
                                                                      2008       $15.638       $9.006         879
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.701         476
                                                                      2003       $10.701      $14.529       4,789
                                                                      2004       $14.529      $19.436       5,353
                                                                      2005       $19.436      $22.309       5,048
                                                                      2006       $22.309      $30.195           0
                                                                      2007       $30.195      $24.555       4,707
                                                                      2008       $24.555      $14.953       4,476



* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.5

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.259       2,178
                                                                      2007       $10.259      $11.824       2,356
                                                                      2008       $11.824       $6.658       4,433
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.451           0
                                                                      2007       $10.451      $11.133           0
                                                                      2008       $11.133       $8.186           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.481           0
                                                                      2007       $10.481      $11.324           0
                                                                      2008       $11.324       $7.477       9,940
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.489           0
                                                                      2007       $10.489      $11.448           0
                                                                      2008       $11.448       $6.955           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.342           0
                                                                      2007       $10.342      $10.762           0
                                                                      2008       $10.762       $9.443           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.736           0
                                                                      2007        $9.736      $11.700           0
                                                                      2008       $11.700       $6.349           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.813           0
                                                                      2007       $10.813      $11.174         308
                                                                      2008       $11.174       $6.900         270
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.868         244
                                                                      2007        $9.868      $11.183         400
                                                                      2008       $11.183       $6.636       1,137
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.716      $13.404       6,545
                                                                      2004       $13.404      $14.569      10,225
                                                                      2005       $14.569      $14.820      15,167
                                                                      2006       $14.820      $17.002      19,524
                                                                      2007       $17.002      $16.086      17,282
                                                                      2008       $16.086      $10.251      12,286
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.229       4,098
                                                                      2005       $11.229      $11.211      24,507
                                                                      2006       $11.211      $13.026      57,274
                                                                      2007       $13.026      $13.279      54,370
                                                                      2008       $13.279       $9.178       4,580
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.521         319
                                                                      2005       $10.521      $10.448       6,923
                                                                      2006       $10.448      $11.386      33,583
                                                                      2007       $11.386      $11.884      33,921
                                                                      2008       $11.884       $7.645      15,333
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.840      $15.559           0
                                                                      2004       $15.559      $17.042           0
                                                                      2005       $17.042      $17.548           0
                                                                      2006       $17.548      $18.743           0
                                                                      2007       $18.743      $20.485           0
                                                                      2008       $20.485      $11.574           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.057      $14.576       5,267
                                                                      2004       $14.576      $17.723       9,316
                                                                      2005       $17.723      $18.943      12,234
                                                                      2006       $18.943      $21.775      12,049
                                                                      2007       $21.775      $20.885      12,149
                                                                      2008       $20.885      $13.745      11,400

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.242       1,301
                                                                      2005       $10.242      $10.307       7,219
                                                                      2006       $10.307      $10.535       9,921
                                                                      2007       $10.535      $11.034      17,873
                                                                      2008       $11.034      $11.665      18,782
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.007           0
                                                                      2007       $11.007      $12.096         537
                                                                      2008       $12.096       $8.504       1,370
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.616      $12.698      14,046
                                                                      2004       $12.698      $14.054      22,466
                                                                      2005       $14.054      $15.267      24,653
                                                                      2006       $15.267      $17.760      39,114
                                                                      2007       $17.760      $18.056      38,902
                                                                      2008       $18.056      $11.158      18,210
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.694      $16.890         994
                                                                      2004       $16.890      $20.697       4,046
                                                                      2005       $20.697      $25.917       4,071
                                                                      2006       $25.917      $32.621       3,914
                                                                      2007       $32.621      $41.276       3,688
                                                                      2008       $41.276      $19.181       2,855
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.394      $13.611       2,198
                                                                      2004       $13.611      $15.852       5,331
                                                                      2005       $15.852      $17.161      10,035
                                                                      2006       $17.161      $20.480      15,050
                                                                      2007       $20.480      $23.232      13,327
                                                                      2008       $23.232      $13.610      11,242
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.601      $12.900           0
                                                                      2004       $12.900      $14.544           0
                                                                      2005       $14.544      $13.852           0
                                                                      2006       $13.852      $15.350           0
                                                                      2007       $15.350      $16.741           0
                                                                      2008       $16.741      $17.470           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.908         612
                                                                      2005       $10.908      $11.464         701
                                                                      2006       $11.464      $12.914         728
                                                                      2007       $12.914      $13.541         797
                                                                      2008       $13.541       $9.490         828
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.359           0
                                                                      2005       $10.359      $10.312         155
                                                                      2006       $10.312      $11.078       1,262
                                                                      2007       $11.078      $11.558       2,983
                                                                      2008       $11.558       $9.365       2,353
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.892           0
                                                                      2005       $10.892      $11.050      20,654
                                                                      2006       $11.050      $12.734      46,791
                                                                      2007       $12.734      $12.942      46,988
                                                                      2008       $12.942       $8.085       1,647
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.140           0
                                                                      2005       $11.140      $11.453           0
                                                                      2006       $11.453      $12.143         443
                                                                      2007       $12.143      $14.469         960
                                                                      2008       $14.469       $8.780         940
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.123           0
                                                                      2005       $11.123      $11.829       1,160
                                                                      2006       $11.829      $13.045       1,882
                                                                      2007       $13.045      $12.891       2,671
                                                                      2008       $12.891       $7.682       2,351
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.122      $13.107       2,333
                                                                      2004       $13.107      $14.140       3,113
                                                                      2005       $14.140      $14.405       3,081
                                                                      2006       $14.405      $15.692       3,045
                                                                      2007       $15.692      $15.955       2,936
                                                                      2008       $15.955       $8.839       2,465
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.106           0
                                                                      2005       $10.106      $10.163           0
                                                                      2006       $10.163      $10.479       2,424
                                                                      2007       $10.479      $10.716       4,691
                                                                      2008       $10.716       $6.415       5,028

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.285           9
                                                                      2004       $12.285      $12.870      20,914
                                                                      2005       $12.870      $13.262      38,670
                                                                      2006       $13.262      $14.032      61,345
                                                                      2007       $14.032      $15.698      60,480
                                                                      2008       $15.698       $8.381      13,483
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.096      $14.248       9,390
                                                                      2004       $14.248      $16.643      10,134
                                                                      2005       $16.643      $18.654       9,931
                                                                      2006       $18.654      $21.513       9,862
                                                                      2007       $21.513      $22.422       9,449
                                                                      2008       $22.422      $13.146       9,141
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.747      $12.970       2,243
                                                                      2004       $12.970      $13.858       5,511
                                                                      2005       $13.858      $13.890      12,558
                                                                      2006       $13.890      $14.909      14,922
                                                                      2007       $14.909      $14.579      14,904
                                                                      2008       $14.579       $3.069      18,259
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.477      $12.646       7,342
                                                                      2004       $12.646      $13.562      14,222
                                                                      2005       $13.562      $14.092      16,010
                                                                      2006       $14.092      $15.891      17,395
                                                                      2007       $15.891      $16.262      18,610
                                                                      2008       $16.262       $9.806      17,962
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.728      $14.677       5,903
                                                                      2004       $14.677      $17.188          11
                                                                      2005       $17.188      $18.531      10,676
                                                                      2006       $18.531      $20.879      10,709
                                                                      2007       $20.879      $20.228      10,840
                                                                      2008       $20.228      $12.322       9,035
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.354      $12.402         471
                                                                      2004       $12.402      $14.554       5,712
                                                                      2005       $14.554      $16.016      19,885
                                                                      2006       $16.016      $16.163      38,130
                                                                      2007       $16.163      $16.839      38,119
                                                                      2008       $16.839       $8.403       6,517

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.262      $12.149       4,156
                                                                      2004       $12.149      $12.944      12,373
                                                                      2005       $12.944      $13.035      18,213
                                                                      2006       $13.035      $13.735      20,127
                                                                      2007       $13.735      $14.784      20,537
                                                                      2008       $14.784      $12.422      15,493
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.765      $12.444         211
                                                                      2004       $12.444      $13.342       6,142
                                                                      2005       $13.342      $14.024       4,299
                                                                      2006       $14.024      $15.553       9,975
                                                                      2007       $15.553      $15.730       9,388
                                                                      2008       $15.730      $10.306       8,461
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $11.007      $13.518      23,098
                                                                      2004       $13.518      $14.758      37,702
                                                                      2005       $14.758      $15.260      36,054
                                                                      2006       $15.260      $17.382      35,269
                                                                      2007       $17.382      $16.046      31,727
                                                                      2008       $16.046       $9.665      25,121
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2003       $10.247      $11.313       3,515
                                                                      2004       $11.313      $11.908      11,928
                                                                      2005       $11.908      $13.246      11,821
                                                                      2006       $13.246      $13.380      11,462
                                                                      2007       $13.380      $13.067      10,249
                                                                      2008       $13.067      $10.647      10,082
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.881      $13.357         430
                                                                      2004       $13.357      $14.509      10,752
                                                                      2005       $14.509      $14.698      12,426
                                                                      2006       $14.698      $15.963      12,108
                                                                      2007       $15.963      $16.122       5,306
                                                                      2008       $16.122      $11.712       4,310
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.370      $10.452       5,277
                                                                      2004       $10.452      $10.726      18,760
                                                                      2005       $10.726      $10.788      23,226
                                                                      2006       $10.788      $11.080      26,139
                                                                      2007       $11.080      $11.455      17,018
                                                                      2008       $11.455       $8.563      12,522
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.589      $13.395       2,497
                                                                      2004       $13.395      $15.293       3,086
                                                                      2005       $15.293      $16.861       3,379
                                                                      2006       $16.861      $21.161       3,337
                                                                      2007       $21.161      $22.530       3,654
                                                                      2008       $22.530      $12.408       3,439

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.706      $13.004         223
                                                                      2004       $13.004      $14.393      13,489
                                                                      2005       $14.393      $15.388      12,443
                                                                      2006       $15.388      $17.228      12,135
                                                                      2007       $17.228      $16.052       9,111
                                                                      2008       $16.052       $9.535       4,948
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.950       $9.862          83
                                                                      2004        $9.862       $9.754      17,513
                                                                      2005        $9.754       $9.828      21,821
                                                                      2006        $9.828      $10.081      25,126
                                                                      2007       $10.081      $10.379      17,347
                                                                      2008       $10.379      $10.460      17,302
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.993      $13.509         710
                                                                      2004       $13.509      $14.642       1,621
                                                                      2005       $14.642      $15.827       1,628
                                                                      2006       $15.827      $16.883       1,195
                                                                      2007       $16.883      $17.540       1,107
                                                                      2008       $17.540      $10.557       1,106
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.336      $14.587       4,908
                                                                      2004       $14.587      $16.545      12,123
                                                                      2005       $16.545      $17.216      12,402
                                                                      2006       $17.216      $19.626      12,815
                                                                      2007       $19.626      $18.340      12,449
                                                                      2008       $18.340       $9.955       9,758
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.855      $13.108       2,243
                                                                      2004       $13.108      $13.853       1,181
                                                                      2005       $13.853      $14.295       1,179
                                                                      2006       $14.295      $15.636       1,139
                                                                      2007       $15.636      $15.449       1,103
                                                                      2008       $15.449       $9.328         510

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.696      $12.094       8,004
                                                                      2004       $12.094      $12.859      24,201
                                                                      2005       $12.859      $13.142      23,070
                                                                      2006       $13.142      $14.453      22,172
                                                                      2007       $14.453      $14.336      16,769
                                                                      2008       $14.336       $8.350       9,613
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.662      $14.071       1,221
                                                                      2004       $14.071      $16.812       1,354
                                                                      2005       $16.812      $17.937       1,348
                                                                      2006       $17.937      $22.391       1,335
                                                                      2007       $22.391      $26.387       1,320
                                                                      2008       $26.387      $18.022         107
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2005       $15.820      $17.434       3,308
                                                                      2006       $17.434      $18.066       3,271
                                                                      2007       $18.066      $18.426       3,249
                                                                      2008       $18.426       $9.859       1,750
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.811      $13.574       2,540
                                                                      2004       $13.574      $12.807      17,520
                                                                      2005       $12.807      $13.302      16,550
                                                                      2006       $13.302      $13.781      15,275
                                                                      2007       $13.781      $14.288      13,529
                                                                      2008       $14.288       $8.840      12,967
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2003       $10.590      $12.410       6,136
                                                                      2004       $12.410      $11.119       1,935
                                                                      2005       $11.119      $12.140       1,942
                                                                      2006       $12.140      $12.516       2,371
                                                                      2007       $12.516      $14.462       2,083
                                                                      2008       $14.462       $7.555       2,321
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.332       1,357
                                                                      2005       $11.332      $11.593       1,724
                                                                      2006       $11.593      $13.219       2,462
                                                                      2007       $13.219      $12.686       2,668
                                                                      2008       $12.686       $8.002       1,579
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.793      $13.367       7,791
                                                                      2004       $13.367      $14.989       9,193
                                                                      2005       $14.989      $16.160       9,336
                                                                      2006       $16.160      $18.417       9,638
                                                                      2007       $18.417      $18.551       9,721
                                                                      2008       $18.551      $12.357       7,378

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.880       2,177
                                                                      2005        $9.880       $9.944       2,285
                                                                      2006        $9.944      $10.179       2,291
                                                                      2007       $10.179      $10.447       3,072
                                                                      2008       $10.447      $10.449       4,984
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.942      $11.749       4,096
                                                                      2004       $11.749      $12.327       4,952
                                                                      2005       $12.327      $13.038       4,730
                                                                      2006       $13.038      $13.148       4,528
                                                                      2007       $13.148      $15.068       4,077
                                                                      2008       $15.068       $7.534       3,063
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.306      $13.886           0
                                                                      2004       $13.886      $15.020         959
                                                                      2005       $15.020      $16.551         944
                                                                      2006       $16.551      $18.020         933
                                                                      2007       $18.020      $18.837       1,417
                                                                      2008       $18.837      $15.737       1,293
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.956           0
                                                                      2005       $10.956      $11.560          89
                                                                      2006       $11.560      $12.788         391
                                                                      2007       $12.788      $12.987         790
                                                                      2008       $12.987       $9.866         645
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.752      12,971
                                                                      2005       $10.752      $12.226      12,087
                                                                      2006       $12.226      $12.507      12,478
                                                                      2007       $12.507      $14.980      10,571
                                                                      2008       $14.980       $7.479       4,207
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.727       1,617
                                                                      2005       $10.727      $12.172       2,440
                                                                      2006       $12.172      $12.417       2,529
                                                                      2007       $12.417      $14.843       2,238
                                                                      2008       $14.843       $7.387           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.081       1,186
                                                                      2005       $11.081      $12.192       1,189
                                                                      2006       $12.192      $14.558       1,284
                                                                      2007       $14.558      $15.702       1,559
                                                                      2008       $15.702      $10.964       1,637
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.823         862
                                                                      2007        $9.823      $11.833       1,361
                                                                      2008       $11.833       $6.184       1,662
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.580       4,569
                                                                      2004       $13.580      $15.872       5,824
                                                                      2005       $15.872      $17.606       5,684
                                                                      2006       $17.606      $19.348       5,546
                                                                      2007       $19.348      $19.572       5,476
                                                                      2008       $19.572      $11.455       5,010
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.295      11,200
                                                                      2005       $11.295      $12.465      10,949
                                                                      2006       $12.465      $14.784      10,939
                                                                      2007       $14.784      $15.665      10,327
                                                                      2008       $15.665       $9.037       6,738
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.288       1,358
                                                                      2005       $11.288      $12.440       7,271
                                                                      2006       $12.440      $14.745      12,303
                                                                      2007       $14.745      $15.609       9,649
                                                                      2008       $15.609       $8.984       8,190
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.394      $14.524       2,370
                                                                      2004       $14.524      $19.419       6,415
                                                                      2005       $19.419      $22.279       7,556
                                                                      2006       $22.279      $30.139       6,875
                                                                      2007       $30.139      $24.497       7,854
                                                                      2008       $24.497      $14.910       7,080



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.55

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.256           0
                                                                      2007       $10.256      $11.814      25,194
                                                                      2008       $11.814       $6.649      36,627
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.447           0
                                                                      2007       $10.447      $11.123       1,011
                                                                      2008       $11.123       $8.175      19,689
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.477           0
                                                                      2007       $10.477      $11.314       4,689
                                                                      2008       $11.314       $7.467      11,041
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.486           0
                                                                      2007       $10.486      $11.438         321
                                                                      2008       $11.438       $6.945         381
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.338           0
                                                                      2007       $10.338      $10.753       2,697
                                                                      2008       $10.753       $9.430       7,723
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.733           0
                                                                      2007        $9.733      $11.690          89
                                                                      2008       $11.690       $6.340       3,211
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.809           0
                                                                      2007       $10.809      $11.165       8,417
                                                                      2008       $11.165       $6.890      13,290

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.865            0
                                                                      2007        $9.865      $11.173       11,520
                                                                      2008       $11.173       $6.627       15,668
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.722      $13.407       69,750
                                                                      2004       $13.407      $14.565      116,586
                                                                      2005       $14.565      $14.808      128,009
                                                                      2006       $14.808      $16.980        2,079
                                                                      2007       $16.980      $16.056      109,401
                                                                      2008       $16.056      $10.227       85,815
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.225       54,064
                                                                      2005       $11.225      $11.202      126,530
                                                                      2006       $11.202      $13.008          693
                                                                      2007       $13.008      $13.254      136,788
                                                                      2008       $13.254       $9.156      135,562
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.520            0
                                                                      2005       $10.520      $10.442       37,511
                                                                      2006       $10.442      $11.373        1,375
                                                                      2007       $11.373      $11.864       51,311
                                                                      2008       $11.864       $7.628       51,115
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2(1)
                                                                      2003       $11.847      $15.562            0
                                                                      2004       $15.562      $17.037            0
                                                                      2005       $17.037      $17.534            0
                                                                      2006       $17.534      $18.718            0
                                                                      2007       $18.718      $20.448            0
                                                                      2008       $20.448      $11.547            0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.064      $14.579       51,642
                                                                      2004       $14.579      $17.718       64,056
                                                                      2005       $17.718      $18.928       79,113
                                                                      2006       $18.928      $21.747        2,666
                                                                      2007       $21.747      $20.847       68,049
                                                                      2008       $20.847      $13.713       57,856

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.239       12,066
                                                                      2005       $10.239      $10.298       18,565
                                                                      2006       $10.298      $10.520          205
                                                                      2007       $10.520      $11.014       21,851
                                                                      2008       $11.014      $11.637       59,688
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.004            0
                                                                      2007       $11.004      $12.086        5,273
                                                                      2008       $12.086       $8.492       13,487
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.622      $12.701       80,965
                                                                      2004       $12.701      $14.049      134,691
                                                                      2005       $14.049      $15.255      158,893
                                                                      2006       $15.255      $17.737          899
                                                                      2007       $17.737      $18.023      145,401
                                                                      2008       $18.023      $11.132      123,770
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.700      $16.893       10,345
                                                                      2004       $16.893      $20.691       17,094
                                                                      2005       $20.691      $25.896       19,489
                                                                      2006       $25.896      $32.578          612
                                                                      2007       $32.578      $41.201       15,502
                                                                      2008       $41.201      $19.136       15,917
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.400      $13.614       22,130
                                                                      2004       $13.614      $15.848       52,382
                                                                      2005       $15.848      $17.148       85,659
                                                                      2006       $17.148      $20.453          980
                                                                      2007       $20.453      $23.190       90,772
                                                                      2008       $23.190      $13.578       79,582
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2003       $11.608      $12.903            0
                                                                      2004       $12.903      $14.540            0
                                                                      2005       $14.540      $13.841            0
                                                                      2006       $13.841      $15.330            0
                                                                      2007       $15.330      $16.710            0
                                                                      2008       $16.710      $17.429          306

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.906         447
                                                                      2005       $10.906      $11.456       5,736
                                                                      2006       $11.456      $12.899           0
                                                                      2007       $12.899      $13.519       6,346
                                                                      2008       $13.519       $9.470       5,665
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.357       6,333
                                                                      2005       $10.357      $10.305      32,896
                                                                      2006       $10.305      $11.066          97
                                                                      2007       $11.066      $11.539      38,884
                                                                      2008       $11.539       $9.345      31,045
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.891       4,014
                                                                      2005       $10.891      $11.043      19,364
                                                                      2006       $11.043      $12.720           0
                                                                      2007       $12.720      $12.920      25,973
                                                                      2008       $12.920       $8.067      24,813
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.139           0
                                                                      2005       $11.139      $11.446      13,872
                                                                      2006       $11.446      $12.129           0
                                                                      2007       $12.129      $14.445      20,067
                                                                      2008       $14.445       $8.761      21,852
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.122       1,666
                                                                      2005       $11.122      $11.821      37,216
                                                                      2006       $11.821      $13.030           0
                                                                      2007       $13.030      $12.870      35,121
                                                                      2008       $12.870       $7.665      29,890
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.129      $13.110      21,642
                                                                      2004       $13.110      $14.136          45
                                                                      2005       $14.136      $14.394      53,240
                                                                      2006       $14.394      $15.672       1,527
                                                                      2007       $15.672      $15.926      46,454
                                                                      2008       $15.926       $8.819      33,181
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.105       1,002
                                                                      2005       $10.105      $10.156       6,138
                                                                      2006       $10.156      $10.467         103
                                                                      2007       $10.467      $10.699      30,223
                                                                      2008       $10.699       $6.402      34,966

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.281       44,111
                                                                      2004       $12.281      $12.859      113,045
                                                                      2005       $12.859      $13.244      159,011
                                                                      2006       $13.244      $14.006        2,259
                                                                      2007       $14.006      $15.661      141,726
                                                                      2008       $15.661       $8.357      122,017
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.101      $14.251       29,815
                                                                      2004       $14.251      $16.638       42,272
                                                                      2005       $16.638      $18.639       45,684
                                                                      2006       $18.639      $21.485            0
                                                                      2007       $21.485      $22.381       46,754
                                                                      2008       $22.381      $13.115       40,479
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.753      $12.973       17,835
                                                                      2004       $12.973      $13.854       58,601
                                                                      2005       $13.854      $13.879       66,398
                                                                      2006       $13.879      $14.889        4,515
                                                                      2007       $14.889      $14.552       68,088
                                                                      2008       $14.552       $3.062      124,380
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.483      $12.649       89,253
                                                                      2004       $12.649      $13.558      126,128
                                                                      2005       $13.558      $14.081      162,198
                                                                      2006       $14.081      $15.871        4,560
                                                                      2007       $15.871      $16.232      146,642
                                                                      2008       $16.232       $9.784      128,655
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.734      $14.681       19,750
                                                                      2004       $14.681      $17.183       38,083
                                                                      2005       $17.183      $18.516       45,708
                                                                      2006       $18.516      $20.851          771
                                                                      2007       $20.851      $20.191       43,283
                                                                      2008       $20.191      $12.293       40,551
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.360      $12.405       10,892
                                                                      2004       $12.405      $14.550       26,191
                                                                      2005       $14.550      $16.003       30,878
                                                                      2006       $16.003      $16.142        1,699
                                                                      2007       $16.142      $16.808       30,364
                                                                      2008       $16.808       $8.383       30,468

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.268      $12.151       65,781
                                                                      2004       $12.151      $12.940      158,580
                                                                      2005       $12.940      $13.024      193,590
                                                                      2006       $13.024      $13.717        1,313
                                                                      2007       $13.717      $14.757      185,190
                                                                      2008       $14.757      $12.393      145,242
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.771      $12.447        5,108
                                                                      2004       $12.447      $13.338       14,001
                                                                      2005       $13.338      $14.013       22,213
                                                                      2006       $14.013      $15.532          324
                                                                      2007       $15.532      $15.701       55,772
                                                                      2008       $15.701      $10.282       70,070
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $11.013      $13.520       77,489
                                                                      2004       $13.520      $14.754      169,575
                                                                      2005       $14.754      $15.248      185,053
                                                                      2006       $15.248      $17.359          253
                                                                      2007       $17.359      $16.017      190,623
                                                                      2008       $16.017       $9.643      185,950
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2003       $10.252      $11.316       24,448
                                                                      2004       $11.316      $11.905       32,377
                                                                      2005       $11.905      $13.236       32,806
                                                                      2006       $13.236      $13.362            0
                                                                      2007       $13.362      $13.043       28,029
                                                                      2008       $13.043      $10.622       23,212
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.887      $13.360       39,158
                                                                      2004       $13.360      $14.504       48,524
                                                                      2005       $14.504      $14.686       64,260
                                                                      2006       $14.686      $15.942          248
                                                                      2007       $15.942      $16.093       86,060
                                                                      2008       $16.093      $11.685       72,135
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.375      $10.454       84,872
                                                                      2004       $10.454      $10.722      154,469
                                                                      2005       $10.722      $10.780      190,016
                                                                      2006       $10.780      $11.066            0
                                                                      2007       $11.066      $11.434      213,444
                                                                      2008       $11.434       $8.543      158,901
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.595      $13.397       43,185
                                                                      2004       $13.397      $15.289       53,652
                                                                      2005       $15.289      $16.847       54,947
                                                                      2006       $16.847      $21.133          127
                                                                      2007       $21.133      $22.489       78,174
                                                                      2008       $22.489      $12.379       81,147

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.712      $13.006        9,381
                                                                      2004       $13.006      $14.388       17,910
                                                                      2005       $14.388      $15.376       21,249
                                                                      2006       $15.376      $17.206            0
                                                                      2007       $17.206      $16.023       45,471
                                                                      2008       $16.023       $9.513       47,407
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.956       $9.864       15,488
                                                                      2004        $9.864       $9.751       60,176
                                                                      2005        $9.751       $9.820       95,024
                                                                      2006        $9.820      $10.068        3,691
                                                                      2007       $10.068      $10.360      140,659
                                                                      2008       $10.360      $10.436      173,335
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB(2)
                                                                      2003       $10.999      $13.511       32,104
                                                                      2004       $13.511      $14.637       38,929
                                                                      2005       $14.637      $15.814       37,591
                                                                      2006       $15.814      $16.861          180
                                                                      2007       $16.861      $17.508       28,931
                                                                      2008       $17.508      $10.532       17,602
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.342      $14.590       26,413
                                                                      2004       $14.590      $16.540       44,698
                                                                      2005       $16.540      $17.202       69,366
                                                                      2006       $17.202      $19.600            0
                                                                      2007       $19.600      $18.307       89,558
                                                                      2008       $18.307       $9.932       81,541
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2003       $10.861      $13.110       19,071
                                                                      2004       $13.110      $13.849       28,578
                                                                      2005       $13.849      $14.284       30,299
                                                                      2006       $14.284      $15.616            0
                                                                      2007       $15.616      $15.420       26,302
                                                                      2008       $15.420       $9.307       17,572

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.702      $12.097      102,645
                                                                      2004       $12.097      $12.855      159,026
                                                                      2005       $12.855      $13.131      158,529
                                                                      2006       $13.131      $14.434        3,837
                                                                      2007       $14.434      $14.309      164,339
                                                                      2008       $14.309       $8.330      136,446
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(2)
                                                                      2003       $11.668      $13.520       77,489
                                                                      2004       $13.520      $16.807       10,632
                                                                      2005       $16.807      $17.923       10,604
                                                                      2006       $17.923      $22.361            0
                                                                      2007       $22.361      $26.339        8,397
                                                                      2008       $26.339      $17.980        6,615
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.818      $13.577       29,047
                                                                      2004       $13.577      $15.815       32,693
                                                                      2005       $15.815      $17.420       33,259
                                                                      2006       $17.420      $18.042          140
                                                                      2007       $18.042      $18.392       31,540
                                                                      2008       $18.392       $9.836       27,416
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.598      $12.412      108,735
                                                                      2004       $12.412      $12.803      152,013
                                                                      2005       $12.803      $13.291      151,507
                                                                      2006       $13.291      $13.763          372
                                                                      2007       $13.763      $14.262      147,769
                                                                      2008       $14.262       $8.819      138,420
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.115       37,812
                                                                      2005       $11.115      $12.129       38,344
                                                                      2006       $12.129      $12.499            0
                                                                      2007       $12.499      $14.435       32,662
                                                                      2008       $14.435       $7.537       33,894
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.328       24,467
                                                                      2005       $11.328      $11.583       55,838
                                                                      2006       $11.583      $13.202            0
                                                                      2007       $13.202      $12.662       58,775
                                                                      2008       $12.662       $7.983       43,666
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.799      $13.370       51,336
                                                                      2004       $13.370      $14.984       83,658
                                                                      2005       $14.984      $16.147      109,513
                                                                      2006       $16.147      $18.392        1,547
                                                                      2007       $18.392      $18.517      103,903
                                                                      2008       $18.517      $12.328       74,885

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.875      35,818
                                                                      2005        $9.875       $9.934      46,443
                                                                      2006        $9.934      $10.164         106
                                                                      2007       $10.164      $10.426      49,881
                                                                      2008       $10.426      $10.422      44,205
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.947      $11.751      27,248
                                                                      2004       $11.751      $12.323      41,584
                                                                      2005       $12.323      $13.027      43,348
                                                                      2006       $13.027      $13.131           0
                                                                      2007       $13.131      $15.040      39,169
                                                                      2008       $15.040       $7.516      26,423
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.312      $13.889       3,662
                                                                      2004       $13.889      $15.016      13,837
                                                                      2005       $15.016      $16.537      19,621
                                                                      2006       $16.537      $17.997       1,062
                                                                      2007       $17.997      $18.803      22,037
                                                                      2008       $18.803      $15.700      15,884
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.952       9,915
                                                                      2005       $10.952      $11.550      23,957
                                                                      2006       $11.550      $12.771           0
                                                                      2007       $12.771      $12.962      22,202
                                                                      2008       $12.962       $9.843      17,204
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.749      41,515
                                                                      2005       $10.749      $12.215      37,835
                                                                      2006       $12.215      $12.490      39,742
                                                                      2007       $12.490      $14.952      33,760
                                                                      2008       $14.952       $7.461      34,702
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.723       1,393
                                                                      2005       $10.723      $12.162       2,409
                                                                      2006       $12.162      $12.400       2,469
                                                                      2007       $12.400      $14.815         962
                                                                      2008       $14.815       $7.370       1,285

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.075       3,485
                                                                      2005       $11.075      $12.180      16,614
                                                                      2006       $12.180      $14.536      16,282
                                                                      2007       $14.536      $15.670      22,543
                                                                      2008       $15.670      $10.936      17,113
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.820       9,293
                                                                      2007        $9.820      $11.823       8,806
                                                                      2008       $11.823       $6.175      14,967
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.575      11,712
                                                                      2004       $13.575      $15.858      16,364
                                                                      2005       $15.858      $17.582      17,150
                                                                      2006       $17.582      $19.312      14,967
                                                                      2007       $19.312      $19.526      13,599
                                                                      2008       $19.526      $11.422      12,638
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.291      52,213
                                                                      2005       $11.291      $12.455      50,188
                                                                      2006       $12.455      $14.764      47,213
                                                                      2007       $14.764      $15.636      40,017
                                                                      2008       $15.636       $9.015      41,912
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.284      16,469
                                                                      2005       $11.284      $12.429      17,737
                                                                      2006       $12.429      $14.725      20,831
                                                                      2007       $14.725      $15.580      18,205
                                                                      2008       $15.580       $8.963      19,073
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.401      $14.527       8,965
                                                                      2004       $14.527      $19.413      33,325
                                                                      2005       $19.413      $22.261      37,786
                                                                      2006       $22.261      $30.100      34,174
                                                                      2007       $30.100      $24.452      31,753
                                                                      2008       $24.452      $14.875      30,993



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.6

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.252           0
                                                                      2007       $10.252      $11.804      17,211
                                                                      2008       $11.804       $6.640      17,436
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.444           0
                                                                      2007       $10.444      $11.114           0
                                                                      2008       $11.114       $8.164           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.473           0
                                                                      2007       $10.473      $11.304           0
                                                                      2008       $11.304       $7.456           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.482           0
                                                                      2007       $10.482      $11.428           0
                                                                      2008       $11.428       $6.936           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.335           0
                                                                      2007       $10.335      $10.743           0
                                                                      2008       $10.743       $9.417       1,007
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.729           0
                                                                      2007        $9.729      $11.680           0
                                                                      2008       $11.680       $6.332           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.805           0
                                                                      2007       $10.805      $11.155           0
                                                                      2008       $11.155       $6.881           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.862           0
                                                                      2007        $9.862      $11.164         797
                                                                      2008       $11.164       $6.618       2,268
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.847           0
                                                                      2003       $10.847      $13.384      25,501
                                                                      2004       $13.384      $14.532      29,585
                                                                      2005       $14.532      $14.767      30,396
                                                                      2006       $14.767      $16.925       1,716
                                                                      2007       $16.925      $15.996      16,083
                                                                      2008       $15.996      $10.183      13,318
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.221           0
                                                                      2005       $11.221      $11.192           0
                                                                      2006       $11.192      $12.991           0
                                                                      2007       $12.991      $13.229      12,621
                                                                      2008       $13.229       $9.135      14,413
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.519           0
                                                                      2005       $10.519      $10.435       1,715
                                                                      2006       $10.435      $11.360           0
                                                                      2007       $11.360      $11.844       1,223
                                                                      2008       $11.844       $7.612       1,225
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2(1)
                                                                      2002       $10.000      $11.531           0
                                                                      2003       $11.531      $15.535       4,748
                                                                      2004       $15.535      $16.999       4,616
                                                                      2005       $16.999      $17.486       4,729
                                                                      2006       $17.486      $18.658       4,800
                                                                      2007       $18.658      $20.371       4,741
                                                                      2008       $20.371      $11.498       4,776
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.222         164
                                                                      2003       $11.222      $14.554      19,628
                                                                      2004       $14.554      $17.679      22,182
                                                                      2005       $17.679      $18.876      20,132
                                                                      2006       $18.876      $21.676           0
                                                                      2007       $21.676      $20.769       6,662
                                                                      2008       $20.769      $13.655       4,744

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.235       2,728
                                                                      2005       $10.235      $10.289       2,586
                                                                      2006       $10.289      $10.506           0
                                                                      2007       $10.506      $10.993      14,811
                                                                      2008       $10.993      $11.610      29,328
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.000           0
                                                                      2007       $11.000      $12.076       5,854
                                                                      2008       $12.076       $8.480       5,128
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.321         388
                                                                      2003       $10.321      $12.680      14,375
                                                                      2004       $12.680      $14.018      23,641
                                                                      2005       $14.018      $15.213      28,867
                                                                      2006       $15.213      $17.679       1,324
                                                                      2007       $17.679      $17.956      30,363
                                                                      2008       $17.956      $11.085      27,255
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.229           0
                                                                      2003       $11.229      $16.865       6,291
                                                                      2004       $16.865      $20.645       7,672
                                                                      2005       $20.645      $25.825       7,674
                                                                      2006       $25.825      $32.472           0
                                                                      2007       $32.472      $41.046       3,959
                                                                      2008       $41.046      $19.055       3,511
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.472           0
                                                                      2003       $10.472      $13.591      13,856
                                                                      2004       $13.591      $15.812      17,001
                                                                      2005       $15.812      $17.101      16,727
                                                                      2006       $17.101      $20.387           0
                                                                      2007       $20.387      $23.103       8,802
                                                                      2008       $23.103      $13.521      10,126
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2002       $10.000      $10.718           0
                                                                      2003       $10.718      $12.881       5,472
                                                                      2004       $12.881      $14.507       1,476
                                                                      2005       $14.507      $13.803       1,470
                                                                      2006       $13.803      $15.280       1,463
                                                                      2007       $15.280      $16.647       1,456
                                                                      2008       $16.647      $17.355       1,449

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.905           0
                                                                      2005       $10.905      $11.449           0
                                                                      2006       $11.449      $12.884           0
                                                                      2007       $12.884      $13.496       6,601
                                                                      2008       $13.496       $9.449       6,601
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.356       2,730
                                                                      2005       $10.356      $10.299       9,897
                                                                      2006       $10.299      $11.053           0
                                                                      2007       $11.053      $11.520      14,755
                                                                      2008       $11.520       $9.325      17,873
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.889           0
                                                                      2005       $10.889      $11.036       1,300
                                                                      2006       $11.036      $12.705           0
                                                                      2007       $12.705      $12.899       1,647
                                                                      2008       $12.899       $8.050       1,599
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.137           0
                                                                      2005       $11.137      $11.438           0
                                                                      2006       $11.438      $12.115           0
                                                                      2007       $12.115      $14.421       9,718
                                                                      2008       $14.421       $8.742       9,353
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.120           0
                                                                      2005       $11.120      $11.814       2,147
                                                                      2006       $11.814      $13.015           0
                                                                      2007       $13.015      $12.849       6,587
                                                                      2008       $12.849       $7.648       6,252
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.693         834
                                                                      2003       $10.693      $13.087      15,387
                                                                      2004       $13.087      $14.101      15,028
                                                                      2005       $14.105      $14.354      13,893
                                                                      2006       $14.354      $15.621           0
                                                                      2007       $15.621      $15.866      10,038
                                                                      2008       $15.866       $8.781       7,986
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.104           0
                                                                      2005       $10.104      $10.150       1,352
                                                                      2006       $10.150      $10.455           0
                                                                      2007       $10.455      $10.681       1,474
                                                                      2008       $10.681       $6.388       2,782

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.277       1,965
                                                                      2004       $12.277      $12.848       4,586
                                                                      2005       $12.848      $13.226       5,866
                                                                      2006       $13.226      $13.980       2,050
                                                                      2007       $13.980      $15.623       2,953
                                                                      2008       $15.623       $8.333       4,126
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.145          12
                                                                      2003       $10.145      $14.227       4,893
                                                                      2004       $14.227      $16.601       6,198
                                                                      2005       $16.601      $18.588       5,790
                                                                      2006       $18.588      $21.415         276
                                                                      2007       $21.415      $22.297       6,624
                                                                      2008       $22.297      $13.059       5,070
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.658           0
                                                                      2003       $10.658      $12.951      10,677
                                                                      2004       $12.951      $13.823      11,354
                                                                      2005       $13.823      $13.841      11,248
                                                                      2006       $13.841      $14.841         756
                                                                      2007       $14.841      $14.498      10,466
                                                                      2008       $14.498       $3.049      11,838
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.174           0
                                                                      2003       $10.174      $12.627      22,649
                                                                      2004       $12.627      $13.528      25,357
                                                                      2005       $13.528      $14.042      24,086
                                                                      2006       $14.042      $15.819           0
                                                                      2007       $15.819      $16.171      21,635
                                                                      2008       $16.171       $9.742      14,790
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.350           0
                                                                      2003       $10.350      $14.655      21,064
                                                                      2004       $14.655      $17.145      20,729
                                                                      2005       $17.145      $18.465      21,406
                                                                      2006       $18.465      $20.784           0
                                                                      2007       $20.784      $20.115      10,865
                                                                      2008       $20.115      $12.241       7,391

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.057           0
                                                                      2003       $10.057      $12.384       2,301
                                                                      2004       $12.384      $14.518       2,385
                                                                      2005       $14.518      $15.959       2,909
                                                                      2006       $15.959      $16.090           0
                                                                      2007       $16.090      $16.745       3,279
                                                                      2008       $16.745       $8.348       3,715
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.548         302
                                                                      2003       $10.548      $12.130      35,344
                                                                      2004       $12.130      $12.911      32,182
                                                                      2005       $12.911      $12.989      30,638
                                                                      2006       $12.989      $13.673           0
                                                                      2007       $13.673      $14.702      26,917
                                                                      2008       $14.702      $12.341      27,686
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.384         337
                                                                      2003       $10.384      $12.425       3,074
                                                                      2004       $12.425      $13.308       3,059
                                                                      2005       $13.308      $13.975       3,044
                                                                      2006       $13.975      $15.482           0
                                                                      2007       $15.482      $15.642       1,203
                                                                      2008       $15.642      $10.238         914
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.794         105
                                                                      2003       $10.794      $13.497      20,027
                                                                      2004       $13.497      $14.721      23,045
                                                                      2005       $14.721      $15.207      20,975
                                                                      2006       $15.207      $17.303           0
                                                                      2007       $17.303      $15.957      15,859
                                                                      2008       $15.957       $9.602      13,659
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2002       $10.000       $9.720         349
                                                                      2003        $9.720      $11.296       4,801
                                                                      2004       $11.296      $11.878       5,146
                                                                      2005       $11.878      $13.199       4,026
                                                                      2006       $13.199      $13.319           0
                                                                      2007       $13.319      $12.994       3,784
                                                                      2008       $12.994      $10.577       3,453
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.737           0
                                                                      2003       $10.737      $13.337       3,121
                                                                      2004       $13.337      $14.472       4,076
                                                                      2005       $14.472      $14.646       3,614
                                                                      2006       $14.646      $15.891           0
                                                                      2007       $15.891      $16.032       2,107
                                                                      2008       $16.032      $11.635       1,071

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.182       5,847
                                                                      2003       $10.182      $10.436      45,841
                                                                      2004       $10.436      $10.699      45,527
                                                                      2005       $10.699      $10.750      37,275
                                                                      2006       $10.750      $11.030           0
                                                                      2007       $11.030      $11.391      30,908
                                                                      2008       $11.391       $8.506      30,267
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.601         508
                                                                      2003       $10.601      $13.374      17,290
                                                                      2004       $13.374      $15.254      18,503
                                                                      2005       $15.254      $16.801      17,729
                                                                      2006       $16.801      $21.065           0
                                                                      2007       $21.065      $22.405      16,428
                                                                      2008       $22.405      $12.326      13,777
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.404           0
                                                                      2003       $10.404      $12.984       9,477
                                                                      2004       $12.984      $14.356       8,897
                                                                      2005       $14.356      $15.334       5,866
                                                                      2006       $15.334      $17.150           0
                                                                      2007       $17.150      $15.963       2,450
                                                                      2008       $15.963       $9.472       2,640
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.981       9,925
                                                                      2003        $9.981       $9.847      15,127
                                                                      2004        $9.847       $9.730      11,772
                                                                      2005        $9.730       $9.793      18,098
                                                                      2006        $9.793      $10.036           0
                                                                      2007       $10.036      $10.321      24,452
                                                                      2008       $10.321      $10.392      16,371
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB(2)
                                                                      2002       $10.000      $10.375           0
                                                                      2003       $10.375      $13.488       1,156
                                                                      2004       $13.488      $14.605       1,096
                                                                      2005       $14.605      $15.771         997
                                                                      2006       $15.771      $16.807           0
                                                                      2007       $16.807      $17.442         850
                                                                      2008       $17.442      $10.487         845

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.200          22
                                                                      2003       $11.200      $14.565       1,109
                                                                      2004       $14.565      $16.503       2,792
                                                                      2005       $16.503      $17.155       4,975
                                                                      2006       $17.155      $19.537           0
                                                                      2007       $19.537      $18.238       3,012
                                                                      2008       $18.238       $9.889       1,343
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2002       $10.000      $10.639           0
                                                                      2003       $10.639      $13.088       6,228
                                                                      2004       $13.088      $13.818       2,716
                                                                      2005       $13.818      $14.245       2,689
                                                                      2006       $14.245      $15.565           0
                                                                      2007       $15.565      $15.363       1,786
                                                                      2008       $15.363       $9.267       1,986
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.511         428
                                                                      2003       $10.511      $12.076          19
                                                                      2004       $12.076      $12.827      20,695
                                                                      2005       $12.827      $13.095      17,545
                                                                      2006       $13.095      $14.387           0
                                                                      2007       $14.387      $14.256      15,935
                                                                      2008       $14.256       $8.295      13,407
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(3)
                                                                      2002       $10.000      $11.466           0
                                                                      2003       $11.466      $14.049       1,804
                                                                      2004       $14.049      $16.770       2,488
                                                                      2005       $16.770      $17.874       2,334
                                                                      2006       $17.874      $22.289           0
                                                                      2007       $22.289      $26.240       1,074
                                                                      2008       $26.240      $17.903         313
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.369         174
                                                                      2003       $10.369      $13.554       8,901
                                                                      2004       $13.554      $15.780       9,362
                                                                      2005       $15.780      $17.373       8,609
                                                                      2006       $17.373      $17.983           0
                                                                      2007       $17.983      $18.323       6,564
                                                                      2008       $18.323       $9.794       6,469
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.106         854
                                                                      2003       $10.106      $12.391      27,268
                                                                      2004       $12.391      $12.775      30,818
                                                                      2005       $12.775      $13.254      26,194
                                                                      2006       $13.254      $13.718           0
                                                                      2007       $13.718      $14.208      18,053
                                                                      2008       $14.208       $8.782      15,619

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (4)
                                                                      2004       $10.000      $11.111       4,549
                                                                      2005       $11.111      $12.119       4,454
                                                                      2006       $12.119      $12.482           0
                                                                      2007       $12.482      $14.408       3,529
                                                                      2008       $14.408       $7.519       4,092
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.324           0
                                                                      2005       $11.324      $11.573         644
                                                                      2006       $11.573      $13.184           0
                                                                      2007       $13.184      $12.638         952
                                                                      2008       $12.638       $7.964         953
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.649         201
                                                                      2003       $10.649      $13.347      16,774
                                                                      2004       $13.347      $14.951      16,725
                                                                      2005       $14.951      $16.103      18,344
                                                                      2006       $16.103      $18.333         316
                                                                      2007       $18.333      $18.448      18,958
                                                                      2008       $18.448      $12.275      17,452
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.870       5,465
                                                                      2005        $9.870       $9.924       1,859
                                                                      2006        $9.924      $10.148           0
                                                                      2007       $10.148      $10.404       2,847
                                                                      2008       $10.404      $10.396       2,828
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.056           0
                                                                      2003       $11.056      $13.865       1,242
                                                                      2004       $13.865      $14.982       2,117
                                                                      2005       $14.982      $16.492         518
                                                                      2006       $16.492      $17.939           0
                                                                      2007       $17.939      $18.733       1,288
                                                                      2008       $18.733      $15.633         651
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II(4)
                                                                      2004       $10.000      $10.948           0
                                                                      2005       $10.948      $11.540       1,258
                                                                      2006       $11.540      $12.753           0
                                                                      2007       $12.753      $12.938       9,912
                                                                      2008       $12.938       $9.820       8,287

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.745      10,385
                                                                      2005       $10.745      $12.205       4,057
                                                                      2006       $12.205      $12.473       9,634
                                                                      2007       $12.473      $14.924       8,390
                                                                      2008       $14.924       $7.443       8,663
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.720         536
                                                                      2005       $10.720      $12.152         532
                                                                      2006       $12.152      $12.383           0
                                                                      2007       $12.383      $14.788         525
                                                                      2008       $14.788       $7.352           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.069       2,657
                                                                      2005       $11.069      $12.168       3,726
                                                                      2006       $12.168      $14.514           0
                                                                      2007       $14.514      $15.638       5,742
                                                                      2008       $15.638      $10.908       3,291
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.816           0
                                                                      2007        $9.816      $11.813       2,484
                                                                      2008       $11.813       $6.167       1,397
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.570         104
                                                                      2004       $13.570      $15.845       2,501
                                                                      2005       $15.845      $17.558       1,521
                                                                      2006       $17.558      $19.276           0
                                                                      2007       $19.276      $19.480       2,011
                                                                      2008       $19.480      $11.389         604
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.287      10,929
                                                                      2005       $11.287      $12.444       5,922
                                                                      2006       $12.444      $14.744       5,871
                                                                      2007       $14.744      $15.607       5,607
                                                                      2008       $15.607       $8.994       4,657

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.281       1,976
                                                                      2005       $11.281      $12.419       1,976
                                                                      2006       $12.419      $14.705           0
                                                                      2007       $14.705      $15.551       1,976
                                                                      2008       $15.551       $8.942           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.697         675
                                                                      2003       $10.697      $14.502      10,447
                                                                      2004       $14.502      $19.370      12,089
                                                                      2005       $19.370      $22.200      11,053
                                                                      2006       $22.200      $30.002           0
                                                                      2007       $30.002      $24.361       3,788
                                                                      2008       $24.361      $14.812       3,164



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF \ Equity Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
Protection (Annual Increase) Option, added or on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.65

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.249          0
                                                                      2007       $10.249      $11.794          0
                                                                      2008       $11.794       $6.631          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.440          0
                                                                      2007       $10.440      $11.104          0
                                                                      2008       $11.104       $8.152          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.470          0
                                                                      2007       $10.470      $11.295          0
                                                                      2008       $11.295       $7.446          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.479          0
                                                                      2007       $10.479      $11.419          0
                                                                      2008       $11.419       $6.926          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.331          0
                                                                      2007       $10.331      $10.734          0
                                                                      2008       $10.734       $9.404          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.726          0
                                                                      2007        $9.726      $11.670        824
                                                                      2008       $11.670       $6.323          0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.802           0
                                                                      2007       $10.802      $11.145           0
                                                                      2008       $11.145       $6.871           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.858           0
                                                                      2007        $9.858      $11.154           0
                                                                      2008       $11.154       $6.609           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.707      $13.380       7,669
                                                                      2004       $13.380      $14.520      11,087
                                                                      2005       $14.520      $14.747      11,180
                                                                      2006       $14.747      $16.894           0
                                                                      2007       $16.894      $15.958       6,742
                                                                      2008       $15.958      $10.154       2,956
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.217       1,596
                                                                      2005       $11.217      $11.183       1,652
                                                                      2006       $11.183      $12.973           0
                                                                      2007       $12.973      $13.205         144
                                                                      2008       $13.205       $9.113         184
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.517           0
                                                                      2005       $10.517      $10.428           0
                                                                      2006       $10.428      $11.347           0
                                                                      2007       $11.347      $11.825           0
                                                                      2008       $11.825       $7.595           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2(1)
                                                                      2003       $11.830      $15.530           0
                                                                      2004       $15.530      $16.985          36
                                                                      2005       $16.985      $17.463          36
                                                                      2006       $17.463      $18.623          34
                                                                      2007       $18.623      $20.323          33
                                                                      2008       $20.323      $11.465          30
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.048      $14.549       1,133
                                                                      2004       $14.549      $17.664       3,200
                                                                      2005       $17.664      $18.850       3,196
                                                                      2006       $18.850      $21.636           0
                                                                      2007       $21.636      $20.719       1,974
                                                                      2008       $20.719      $13.616         741

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.232         687
                                                                      2005       $10.232      $10.280         987
                                                                      2006       $10.280      $10.492           0
                                                                      2007       $10.492      $10.972       1,059
                                                                      2008       $10.972      $11.582         971
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.996           0
                                                                      2007       $10.996      $12.065           0
                                                                      2008       $12.065       $8.469           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.608      $12.675       3,761
                                                                      2004       $12.675      $14.006       8,153
                                                                      2005       $14.006      $15.193       7,445
                                                                      2006       $15.193      $17.646           0
                                                                      2007       $17.646      $17.913       6,516
                                                                      2008       $17.913      $11.053       2,739
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.684      $16.859           0
                                                                      2004       $16.859      $20.628         259
                                                                      2005       $20.628      $25.790         218
                                                                      2006       $25.790      $32.412           0
                                                                      2007       $32.412      $40.949       1,464
                                                                      2008       $40.949      $19.000         217
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.385      $13.586           0
                                                                      2004       $13.586      $15.799          34
                                                                      2005       $15.799      $17.078          24
                                                                      2006       $17.078      $20.349           0
                                                                      2007       $20.349      $23.048           4
                                                                      2008       $23.048      $13.482           4
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2(1)
                                                                      2003       $11.592      $12.877           0
                                                                      2004       $12.877      $14.495         136
                                                                      2005       $14.495      $13.784         183
                                                                      2006       $13.784      $15.251         214
                                                                      2007       $15.251      $16.608         194
                                                                      2008       $16.608      $17.305         150

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.904           0
                                                                      2005       $10.904      $11.442           0
                                                                      2006       $11.442      $12.870           0
                                                                      2007       $12.870      $13.474           0
                                                                      2008       $13.474       $9.429           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.355           0
                                                                      2005       $10.355      $10.292           0
                                                                      2006       $10.292      $11.040           0
                                                                      2007       $11.040      $11.501           0
                                                                      2008       $11.501       $9.305           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.888         892
                                                                      2005       $10.888      $11.029       3,068
                                                                      2006       $11.029      $12.691           0
                                                                      2007       $12.691      $12.878       3,079
                                                                      2008       $12.878       $8.032       3,056
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.136           0
                                                                      2005       $11.136      $11.431           0
                                                                      2006       $11.431      $12.101           0
                                                                      2007       $12.101      $14.398           0
                                                                      2008       $14.398       $8.723           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.119           0
                                                                      2005       $11.119      $11.806           0
                                                                      2006       $11.806      $13.001           0
                                                                      2007       $13.001      $12.828           0
                                                                      2008       $12.828       $7.632           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.113      $13.083           0
                                                                      2004       $13.083      $14.093       2,149
                                                                      2005       $14.093      $14.335       2,160
                                                                      2006       $14.335      $15.592           0
                                                                      2007       $15.592      $15.829       2,144
                                                                      2008       $15.829       $8.756       1,915
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.102           0
                                                                      2005       $10.102      $10.143           0
                                                                      2006       $10.143      $10.443           0
                                                                      2007       $10.443      $10.663           0
                                                                      2008       $10.663       $6.374           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.273       2,574
                                                                      2004       $12.273      $12.837       4,994
                                                                      2005       $12.837      $13.208       5,216
                                                                      2006       $13.208      $13.954           0
                                                                      2007       $13.954      $15.586       4,597
                                                                      2008       $15.586       $8.309       2,483
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.087      $14.222           0
                                                                      2004       $14.222      $16.587       2,015
                                                                      2005       $16.587      $18.563       1,996
                                                                      2006       $18.563      $21.375           0
                                                                      2007       $21.375      $22.244         666
                                                                      2008       $22.244      $13.022         578
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.737      $12.946       3,913
                                                                      2004       $12.946      $13.811       7,014
                                                                      2005       $13.811      $13.822       6,093
                                                                      2006       $13.822      $14.813           0
                                                                      2007       $14.813      $14.463       1,438
                                                                      2008       $14.463       $3.040       3,358
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.468      $12.623       1,641
                                                                      2004       $12.623      $13.517       1,529
                                                                      2005       $13.517      $14.023       3,233
                                                                      2006       $14.023      $15.790           0
                                                                      2007       $15.790      $16.133       3,225
                                                                      2008       $16.133       $9.714       3,248
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.719      $14.650       1,111
                                                                      2004       $14.650      $17.130       1,779
                                                                      2005       $17.130      $18.440       1,771
                                                                      2006       $18.440      $20.745           0
                                                                      2007       $20.745      $20.067       1,470
                                                                      2008       $20.067      $12.205         382
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.345      $12.379       1,874
                                                                      2004       $12.379      $14.505           0
                                                                      2005       $14.505      $15.938           0
                                                                      2006       $15.938      $16.060           0
                                                                      2007       $16.060      $16.706           0
                                                                      2008       $16.706       $8.324           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.252      $12.126           0
                                                                      2004       $12.126      $12.900       5,292
                                                                      2005       $12.900      $12.971       1,969
                                                                      2006       $12.971      $13.647           0
                                                                      2007       $13.647      $14.667       1,718
                                                                      2008       $14.667      $12.305       1,365
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.757      $12.421           0
                                                                      2004       $12.421      $13.297         779
                                                                      2005       $13.297      $13.956       2,489
                                                                      2006       $13.956      $15.453           0
                                                                      2007       $15.453      $15.605       2,710
                                                                      2008       $15.605      $10.208       2,521
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.998      $13.493           0
                                                                      2004       $13.493      $14.709       3,218
                                                                      2005       $14.709      $15.186       1,620
                                                                      2006       $15.186      $17.270           0
                                                                      2007       $17.270      $15.919       1,620
                                                                      2008       $15.919       $9.574       1,526
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB(2)
                                                                      2003       $10.238      $11.292           0
                                                                      2004       $11.292      $11.868         562
                                                                      2005       $11.868      $13.181         562
                                                                      2006       $13.181      $13.294           0
                                                                      2007       $13.294      $12.963           0
                                                                      2008       $12.963      $10.547           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.871      $13.333           0
                                                                      2004       $13.333      $14.460         694
                                                                      2005       $14.460      $14.626         709
                                                                      2006       $14.626      $15.861           0
                                                                      2007       $15.861      $15.994         729
                                                                      2008       $15.994      $11.601         679
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.361      $10.433           0
                                                                      2004       $10.433      $10.689       5,825
                                                                      2005       $10.689      $10.736       3,625
                                                                      2006       $10.736      $11.009           0
                                                                      2007       $11.009      $11.364       3,729
                                                                      2008       $11.364       $8.482       3,501
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.589      $13.370           0
                                                                      2004       $13.370      $15.242           0
                                                                      2005       $15.242      $16.778           0
                                                                      2006       $16.778      $21.025           0
                                                                      2007       $21.025      $22.352           0
                                                                      2008       $22.352      $12.291           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.697      $12.980           0
                                                                      2004       $12.980      $14.344           0
                                                                      2005       $14.344      $15.313           0
                                                                      2006       $15.313      $17.118           0
                                                                      2007       $17.118      $15.925           0
                                                                      2008       $15.925       $9.445           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.942       $9.844           0
                                                                      2004        $9.844       $9.721       4,565
                                                                      2005        $9.721       $9.779       2,690
                                                                      2006        $9.779      $10.017           0
                                                                      2007       $10.017      $10.297       7,475
                                                                      2008       $10.297      $10.362       2,066
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB(2)
                                                                      2003       $10.984      $13.484           0
                                                                      2004       $13.484      $14.592           0
                                                                      2005       $14.592      $15.750           0
                                                                      2006       $15.750      $16.775           0
                                                                      2007       $16.775      $17.401           0
                                                                      2008       $17.401      $10.457           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.326      $14.560           0
                                                                      2004       $14.560      $16.489       2,305
                                                                      2005       $16.489      $17.132       2,353
                                                                      2006       $17.132      $19.501           0
                                                                      2007       $19.501      $18.195       1,193
                                                                      2008       $18.195       $9.861       1,239
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB(2)
                                                                      2003       $10.846      $13.083           0
                                                                      2004       $13.083      $13.807           0
                                                                      2005       $13.807      $14.225           0
                                                                      2006       $14.225      $15.536           0
                                                                      2007       $15.536      $15.326           0
                                                                      2008       $15.326       $9.240           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.687      $12.072           0
                                                                      2004       $12.072      $12.816         752
                                                                      2005       $12.816      $13.077       4,037
                                                                      2006       $13.077      $14.360           0
                                                                      2007       $14.360      $14.222       4,037
                                                                      2008       $14.222       $8.271       4,036
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB(2)
                                                                      2003       $11.652      $14.045           0
                                                                      2004       $14.045      $16.755           0
                                                                      2005       $16.755      $17.849           0
                                                                      2006       $17.849      $22.247           0
                                                                      2007       $22.247      $26.178           0
                                                                      2008       $26.178      $17.852           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.803      $13.549           0
                                                                      2004       $13.549      $15.767           0
                                                                      2005       $15.767      $17.349           0
                                                                      2006       $17.349      $17.950           0
                                                                      2007       $17.950      $18.280           0
                                                                      2008       $18.280       $9.766           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.583      $12.387       2,071
                                                                      2004       $12.387      $12.764           0
                                                                      2005       $12.764      $13.237           0
                                                                      2006       $13.237      $13.693           0
                                                                      2007       $13.693      $14.174           0
                                                                      2008       $14.174       $8.756           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II(3)
                                                                      2004       $10.000      $11.107           0
                                                                      2005       $11.107      $12.109           0
                                                                      2006       $12.109      $12.465           0
                                                                      2007       $12.465      $14.381           0
                                                                      2008       $14.381       $7.501           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.320          72
                                                                      2005       $11.320      $11.563         118
                                                                      2006       $11.563      $13.166           0
                                                                      2007       $13.166      $12.615         135
                                                                      2008       $12.615       $7.945         180
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.784      $13.342           0
                                                                      2004       $13.342      $14.938       1,959
                                                                      2005       $14.938      $16.081       1,800
                                                                      2006       $16.081      $18.299           0
                                                                      2007       $18.299      $18.404       1,534
                                                                      2008       $18.404      $12.240       1,393

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.865       3,073
                                                                      2005        $9.865       $9.914         885
                                                                      2006        $9.914      $10.133           0
                                                                      2007       $10.133      $10.383         725
                                                                      2008       $10.383      $10.369         617
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.934      $11.727           0
                                                                      2004       $11.727      $12.285         436
                                                                      2005       $12.285      $12.974         434
                                                                      2006       $12.974      $13.064           0
                                                                      2007       $13.064      $14.948         434
                                                                      2008       $14.948       $7.462         559
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.295      $13.861         899
                                                                      2004       $13.861      $14.969         106
                                                                      2005       $14.969      $16.470         174
                                                                      2006       $16.470      $17.905           0
                                                                      2007       $17.905      $18.688         198
                                                                      2008       $18.688      $15.588         255
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.944           0
                                                                      2005       $10.944      $11.531           0
                                                                      2006       $11.531      $12.736           0
                                                                      2007       $12.736      $12.914           0
                                                                      2008       $12.914       $9.796           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.741       1,949
                                                                      2005       $10.741      $12.195       1,386
                                                                      2006       $12.195      $12.456       1,459
                                                                      2007       $12.456      $14.896       1,945
                                                                      2008       $14.896       $7.426       1,686
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.716         906
                                                                      2005       $10.716      $12.142       2,976
                                                                      2006       $12.142      $12.367       3,087
                                                                      2007       $12.367      $14.760       2,735
                                                                      2008       $14.760       $7.335       2,982

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.064           0
                                                                      2005       $11.064      $12.155           0
                                                                      2006       $12.155      $14.491           0
                                                                      2007       $14.491      $15.607           0
                                                                      2008       $15.607      $10.880           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.813           0
                                                                      2007        $9.813      $11.803         965
                                                                      2008       $11.803       $6.158           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.566           0
                                                                      2004       $13.566      $15.831           0
                                                                      2005       $15.831      $17.534           0
                                                                      2006       $17.534      $19.240           0
                                                                      2007       $19.240      $19.433           0
                                                                      2008       $19.433      $11.356           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.283         225
                                                                      2005       $11.283      $12.433         262
                                                                      2006       $12.433      $14.724         245
                                                                      2007       $14.724      $15.578         213
                                                                      2008       $15.578       $8.973         186
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.277       1,055
                                                                      2005       $11.277      $12.408       1,073
                                                                      2006       $12.408      $14.685           0
                                                                      2007       $14.685      $15.522       1,088
                                                                      2008       $15.522       $8.920         997
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.385      $14.497           0
                                                                      2004       $14.497      $19.354       1,331
                                                                      2005       $19.354      $22.170         313
                                                                      2006       $22.170      $29.946           0
                                                                      2007       $29.946      $24.303         304
                                                                      2008       $24.303      $14.769         378



* The Allstate Advisor Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.7

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.242         0
                                                            2007       $10.242      $11.774         0
                                                            2008       $11.774       $6.613         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.433         0
                                                            2007       $10.433      $11.085         0
                                                            2008       $11.085       $8.130         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.463         0
                                                            2007       $10.463      $11.275         0
                                                            2008       $11.275       $7.426         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.472         0
                                                            2007       $10.472      $11.399         0
                                                            2008       $11.399       $6.907         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.324         0
                                                            2007       $10.324      $10.716         0
                                                            2008       $10.716       $9.378         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.720         0
                                                            2007        $9.720      $11.650         0
                                                            2008       $11.650       $6.306         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.794           0
                                                                      2007       $10.794      $11.126           0
                                                                      2008       $11.126       $6.853           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.852           0
                                                                      2007        $9.852      $11.135           0
                                                                      2008       $11.135       $6.591           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.844         570
                                                                      2003       $10.844      $13.359       5,100
                                                                      2004       $13.359      $14.483       5,910
                                                                      2005       $14.483      $14.695       5,709
                                                                      2006       $14.695      $16.817           0
                                                                      2007       $16.817      $15.869       4,350
                                                                      2008       $15.869      $10.087       4,526
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.210           0
                                                                      2005       $11.210      $11.164           0
                                                                      2006       $11.164      $12.938           0
                                                                      2007       $12.938      $13.155           0
                                                                      2008       $13.155       $9.070           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.515           0
                                                                      2005       $10.515      $10.415           0
                                                                      2006       $10.415      $11.321           0
                                                                      2007       $11.321      $11.786           0
                                                                      2008       $11.786       $7.562           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.528         399
                                                                      2003       $11.528      $15.507         399
                                                                      2004       $15.507      $16.942         399
                                                                      2005       $16.942      $17.401         399
                                                                      2006       $17.401      $18.538         399
                                                                      2007       $18.538      $20.209         399
                                                                      2008       $20.209      $11.389         399
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.218           0
                                                                      2003       $11.218      $14.527         336
                                                                      2004       $14.527      $17.619         688
                                                                      2005       $17.619      $18.784         881
                                                                      2006       $18.784      $21.537           0
                                                                      2007       $21.537      $20.604       1,028
                                                                      2008       $20.604      $13.526       1,141

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.225           0
                                                                 2005       $10.225      $10.263           0
                                                                 2006       $10.263      $10.463           0
                                                                 2007       $10.463      $10.931           0
                                                                 2008       $10.931      $11.527           0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $10.989           0
                                                                 2007       $10.989      $12.045           0
                                                                 2008       $12.045       $8.446           0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2002       $10.000      $10.318         598
                                                                 2003       $10.318      $12.656       5,774
                                                                 2004       $12.656      $13.971       6,696
                                                                 2005       $13.971      $15.139       6,325
                                                                 2006       $15.139      $17.566           0
                                                                 2007       $17.566      $17.813       4,773
                                                                 2008       $17.813      $10.980       4,945
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.226           0
                                                                 2003       $11.226      $16.833           0
                                                                 2004       $16.833      $20.576           0
                                                                 2005       $20.576      $25.699           0
                                                                 2006       $25.699      $32.264           0
                                                                 2007       $32.264      $40.721           0
                                                                 2008       $40.721      $18.874           0
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.468           0
                                                                 2003       $10.468      $13.565       3,988
                                                                 2004       $13.565      $15.759       4,036
                                                                 2005       $15.759      $17.017       3,722
                                                                 2006       $17.017      $20.256           0
                                                                 2007       $20.256      $22.920       2,386
                                                                 2008       $22.920      $13.393       2,396
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.714           0
                                                                 2003       $10.714      $12.857           0
                                                                 2004       $12.857      $14.458           0
                                                                 2005       $14.458      $13.735           0
                                                                 2006       $13.735      $15.182           0
                                                                 2007       $15.182      $16.515           0
                                                                 2008       $16.515      $17.191           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                             2004       $10.000      $10.901           0
                                                             2005       $10.901      $11.427           0
                                                             2006       $11.427      $12.840           0
                                                             2007       $12.840      $13.429           0
                                                             2008       $13.429       $9.388           0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                             2004       $10.000      $10.352           0
                                                             2005       $10.352      $10.279           0
                                                             2006       $10.279      $11.015           0
                                                             2007       $11.015      $11.463           0
                                                             2008       $11.463       $9.265           0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.885           0
                                                             2005       $10.885      $11.015           0
                                                             2006       $11.015      $12.662           0
                                                             2007       $12.662      $12.835           0
                                                             2008       $12.835       $7.998           0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.133           0
                                                             2005       $11.133      $11.417           0
                                                             2006       $11.417      $12.073           0
                                                             2007       $12.073      $14.350           0
                                                             2008       $14.350       $8.685           0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                             2004       $10.000      $11.116           0
                                                             2005       $11.116      $11.791           0
                                                             2006       $11.791      $12.971           0
                                                             2007       $12.971      $12.785           0
                                                             2008       $12.785       $7.599           0
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2002       $10.000      $10.689           0
                                                             2003       $10.689      $13.063       9,972
                                                             2004       $13.063      $14.057       9,972
                                                             2005       $14.057      $14.284       9,972
                                                             2006       $14.284      $15.521           0
                                                             2007       $15.521      $15.740       9,972
                                                             2008       $15.740       $8.698           0
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.100           0
                                                             2005       $10.100      $10.130           0
                                                             2006       $10.130      $10.419           0
                                                             2007       $10.419      $10.628           0
                                                             2008       $10.628       $6.346           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.264           0
                                                               2004       $12.264      $12.815           0
                                                               2005       $12.815      $13.172           0
                                                               2006       $13.172      $13.902           0
                                                               2007       $13.902      $15.512           0
                                                               2008       $15.512       $8.261           0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.141           0
                                                               2003       $10.141      $14.200      10,141
                                                               2004       $14.200      $16.545           0
                                                               2005       $16.545      $18.497           0
                                                               2006       $18.497      $21.278           0
                                                               2007       $21.278      $22.120           0
                                                               2008       $22.120      $12.936           0
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.654           0
                                                               2003       $10.654      $12.927       2,095
                                                               2004       $12.927      $13.776       2,792
                                                               2005       $13.776      $13.773       2,733
                                                               2006       $13.773      $14.746           0
                                                               2007       $14.746      $14.383       2,699
                                                               2008       $14.383       $3.020       4,325
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.170         596
                                                               2003       $10.170      $12.604       3,563
                                                               2004       $12.604      $13.482       3,511
                                                               2005       $13.482      $13.974       3,184
                                                               2006       $13.974      $15.718           0
                                                               2007       $15.718      $16.043       1,859
                                                               2008       $16.043       $9.650       2,093
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.347           0
                                                               2003       $10.347      $14.628           0
                                                               2004       $14.628      $17.087           0
                                                               2005       $17.087      $18.375           0
                                                               2006       $18.375      $20.650           0
                                                               2007       $20.650      $19.955           0
                                                               2008       $19.955      $12.125           0
-------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                               2002       $10.000      $10.054           0
                                                               2003       $10.054      $12.361           0
                                                               2004       $12.361      $14.469           0
                                                               2005       $14.469      $15.881           0
                                                               2006       $15.881      $15.986           0
                                                               2007       $15.986      $16.612           0
                                                               2008       $16.612       $8.269           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                           Number
                                                               Accumulation Accumulation  of Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                      2002       $10.000      $10.544       1,559
                                                      2003       $10.544      $12.108      10,907
                                                      2004       $12.108      $12.868      10,785
                                                      2005       $12.868      $12.925      10,174
                                                      2006       $12.925      $13.585           0
                                                      2007       $13.585      $14.585       7,918
                                                      2008       $14.585      $12.224       5,199
----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                      2002       $10.000      $10.381           0
                                                      2003       $10.381      $12.402           0
                                                      2004       $12.402      $13.263           0
                                                      2005       $13.263      $13.906           0
                                                      2006       $13.906      $15.383           0
                                                      2007       $15.383      $15.518           0
                                                      2008       $15.518      $10.141           0
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                      2002       $10.000      $10.791         665
                                                      2003       $10.791      $13.472       2,374
                                                      2004       $13.472      $14.671       2,098
                                                      2005       $14.671      $15.132       1,909
                                                      2006       $15.132      $17.192           0
                                                      2007       $17.192      $15.830       1,658
                                                      2008       $15.830       $9.511         931
----------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                      2002       $10.000       $9.717           0
                                                      2003        $9.717      $11.275         435
                                                      2004       $11.275      $11.838         517
                                                      2005       $11.838      $13.135         494
                                                      2006       $13.135      $13.234           0
                                                      2007       $13.234      $12.891         583
                                                      2008       $12.891      $10.477         459
----------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                      2002       $10.000      $10.734           0
                                                      2003       $10.734      $13.312       1,989
                                                      2004       $13.312      $14.423       1,588
                                                      2005       $14.423      $14.575       1,337
                                                      2006       $14.575      $15.789           0
                                                      2007       $15.789      $15.905       1,022
                                                      2008       $15.905      $11.525           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2002       $10.000      $10.178         998
                                                    2003       $10.178      $10.417       5,803
                                                    2004       $10.417      $10.662       5,972
                                                    2005       $10.662      $10.697       5,397
                                                    2006       $10.697      $10.959           0
                                                    2007       $10.959      $11.301       4,672
                                                    2008       $11.301       $8.426       2,129
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.597       1,034
                                                    2003       $10.597      $13.350       2,219
                                                    2004       $13.350      $15.203       2,124
                                                    2005       $15.203      $16.719       2,075
                                                    2006       $16.719      $20.930           0
                                                    2007       $20.930      $22.227       1,770
                                                    2008       $22.227      $12.210       2,127
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.400           0
                                                    2003       $10.400      $12.960           0
                                                    2004       $12.960      $14.308           0
                                                    2005       $14.308      $15.259           0
                                                    2006       $15.259      $17.040           0
                                                    2007       $17.040      $15.836           0
                                                    2008       $15.836       $9.382           0
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.978         618
                                                    2003        $9.978       $9.829       2,196
                                                    2004        $9.829       $9.697       4,978
                                                    2005        $9.697       $9.745       5,180
                                                    2006        $9.745       $9.971           0
                                                    2007        $9.971      $10.239       5,566
                                                    2008       $10.239      $10.293       3,627
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.372           0
                                                    2003       $10.372      $13.463           0
                                                    2004       $13.463      $14.556           0
                                                    2005       $14.556      $15.694           0
                                                    2006       $15.694      $16.699           0
                                                    2007       $16.699      $17.304           0
                                                    2008       $17.304      $10.388           0
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2002       $10.000      $11.197           0
                                                    2003       $11.197      $14.538           0
                                                    2004       $14.538      $16.447         250
                                                    2005       $16.447      $17.071         390
                                                    2006       $17.071      $19.412           0
                                                    2007       $19.412      $18.093         558
                                                    2008       $18.093       $9.796         791

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.635           0
                                                              2003       $10.635      $13.064           0
                                                              2004       $13.064      $13.772           0
                                                              2005       $13.772      $14.175           0
                                                              2006       $14.175      $15.465           0
                                                              2007       $15.465      $15.241           0
                                                              2008       $15.241       $9.179           0
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.508         586
                                                              2003       $10.508      $12.054       3,964
                                                              2004       $12.054      $12.784       3,935
                                                              2005       $12.784      $13.031       3,624
                                                              2006       $13.031      $14.295           0
                                                              2007       $14.295      $14.143       2,411
                                                              2008       $14.143       $8.216       2,479
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.462           0
                                                              2003       $11.462      $14.023           0
                                                              2004       $14.023      $16.713           0
                                                              2005       $16.713      $17.786           0
                                                              2006       $17.786      $22.146           0
                                                              2007       $22.146      $26.032           0
                                                              2008       $26.032      $17.734           0
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.365         447
                                                              2003       $10.365      $13.529         781
                                                              2004       $13.529      $15.702         702
                                                              2005       $15.727      $17.288         689
                                                              2006       $17.288      $17.868           0
                                                              2007       $17.868      $18.178         662
                                                              2008       $18.178       $9.701         640
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.102       1,286
                                                              2003       $10.102      $12.368       2,506
                                                              2004       $12.368      $12.732       2,629
                                                              2005       $12.732      $13.190       2,633
                                                              2006       $13.190      $13.631           0
                                                              2007       $13.631      $14.095       2,837
                                                              2008       $14.095       $8.699       3,003

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                          2004       $10.000      $11.100           0
                                                          2005       $11.100      $12.088           0
                                                          2006       $12.088      $12.432           0
                                                          2007       $12.432      $14.327           0
                                                          2008       $14.327       $7.465           0
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2004       $10.000      $11.312         363
                                                          2005       $11.312      $11.544         579
                                                          2006       $11.544      $13.130           0
                                                          2007       $13.130      $12.568         803
                                                          2008       $12.568       $7.907         977
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2002       $10.000      $10.646           0
                                                          2003       $10.646      $13.322           0
                                                          2004       $13.322      $14.901       1,504
                                                          2005       $14.901      $16.024       1,768
                                                          2006       $16.024      $18.215           0
                                                          2007       $18.215      $18.301       2,137
                                                          2008       $18.301      $12.159       2,392
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.855           0
                                                          2005        $9.855       $9.894           0
                                                          2006        $9.894      $10.102           0
                                                          2007       $10.102      $10.341           0
                                                          2008       $10.341      $10.317           0
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2002       $10.000       $9.404           0
                                                          2003        $9.404      $11.709           0
                                                          2004       $11.709      $12.254         838
                                                          2005       $12.254      $12.928       1,232
                                                          2006       $12.928      $13.004           0
                                                          2007       $13.004      $14.865       1,713
                                                          2008       $14.865       $7.413       2,432
--------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                          2002       $10.000      $11.052           0
                                                          2003       $11.052      $13.840           0
                                                          2004       $13.840      $14.932           0
                                                          2005       $14.932      $16.411           0
                                                          2006       $16.411      $17.824           0
                                                          2007       $17.824      $18.584           0
                                                          2008       $18.584      $15.486           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                           Number
                                                               Accumulation Accumulation  of Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                      2004       $10.000      $10.937           0
                                                      2005       $10.937      $11.511           0
                                                      2006       $11.511      $12.702           0
                                                      2007       $12.702      $12.866           0
                                                      2008       $12.866       $9.750           0
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                      2004       $10.000      $10.734       1,982
                                                      2005       $10.734      $12.174       1,587
                                                      2006       $12.174      $12.422       1,231
                                                      2007       $12.422      $14.840           0
                                                      2008       $14.840       $7.390           0
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                      2004       $10.000      $10.709           0
                                                      2005       $10.709      $12.121           0
                                                      2006       $12.121      $12.333           0
                                                      2007       $12.333      $14.705           0
                                                      2008       $14.705       $7.300           0
----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                      2003       $10.000      $10.000           0
                                                      2004       $10.000      $11.052           0
                                                      2005       $11.052      $12.131           0
                                                      2006       $12.131      $14.447           0
                                                      2007       $14.447      $15.543           0
                                                      2008       $15.543      $10.825           0
----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                      2006       $10.000       $9.806           0
                                                      2007        $9.806      $11.783           0
                                                      2008       $11.783       $6.142           0
----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                      2003       $10.000      $13.556         356
                                                      2004       $13.556      $15.804         397
                                                      2005       $15.804      $17.487         385
                                                      2006       $17.487      $19.168           0
                                                      2007       $19.168      $19.341         371
                                                      2008       $19.341      $11.291         418

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.276       2,244
                                                       2005       $11.276      $12.412       2,122
                                                       2006       $12.412      $14.684       2,017
                                                       2007       $14.684      $15.519       1,911
                                                       2008       $15.519       $8.930       2,205
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.269         566
                                                       2005       $11.269      $12.387         865
                                                       2006       $12.387      $14.645           0
                                                       2007       $14.645      $15.464         990
                                                       2008       $15.464       $8.878       1,279
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2002       $10.000      $10.694         585
                                                       2003       $10.694      $14.475       2,037
                                                       2004       $14.475      $19.305       2,427
                                                       2005       $19.305      $22.091       2,218
                                                       2006       $22.091      $29.810           0
                                                       2007       $29.810      $24.167       2,118
                                                       2008       $24.167      $14.671       2,567



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on December 31, 2003 and May 1, 2004 shown, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 1.8

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.238           0
                                                            2007       $10.238      $11.764         673
                                                            2008       $11.764       $6.604         209
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.429           0
                                                            2007       $10.429      $11.076           0
                                                            2008       $11.076       $8.119           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.459           0
                                                            2007       $10.459      $11.266       7,734
                                                            2008       $11.266       $7.416           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.468           0
                                                            2007       $10.468      $11.389           0
                                                            2008       $11.389       $6.898           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.320           0
                                                            2007       $10.320      $10.707           0
                                                            2008       $10.707       $9.366           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.716           0
                                                            2007        $9.716      $11.640           0
                                                            2008       $11.640       $6.297       1,569

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.791           0
                                                                      2007       $10.791      $11.117       4,020
                                                                      2008       $11.117       $6.843       6,411
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.848           0
                                                                      2007        $9.848      $11.126           0
                                                                      2008       $11.126       $6.582           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.707      $13.366       6,414
                                                                      2004       $13.366      $14.483      13,159
                                                                      2005       $14.483      $14.687      11,499
                                                                      2006       $14.687      $16.799           0
                                                                      2007       $16.799      $15.844       8,625
                                                                      2008       $15.844      $10.066       8,137
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.206       5,667
                                                                      2005       $11.206      $11.154       4,739
                                                                      2006       $11.154      $12.920           0
                                                                      2007       $12.920      $13.131       4,730
                                                                      2008       $13.131       $9.048       4,732
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.513       1,643
                                                                      2005       $10.513      $10.409       2,729
                                                                      2006       $10.409      $11.308           0
                                                                      2007       $11.308      $11.766       3,251
                                                                      2008       $11.766       $7.546       3,990
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.830      $15.514           0
                                                                      2004       $15.514      $16.942           0
                                                                      2005       $16.942      $17.391           0
                                                                      2006       $17.391      $18.519           0
                                                                      2007       $18.519      $20.178           0
                                                                      2008       $20.178      $11.366           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.048      $14.534       8,942
                                                                      2004       $14.534      $17.619      19,864
                                                                      2005       $17.619      $18.774      19,233
                                                                      2006       $18.774      $21.515           0
                                                                      2007       $21.515      $20.572      18,274
                                                                      2008       $20.572      $13.498      14,843

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.221       3,488
                                                                 2005       $10.221      $10.254       3,520
                                                                 2006       $10.254      $10.449           0
                                                                 2007       $10.449      $10.911       4,063
                                                                 2008       $10.911      $11.500      16,262
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $10.985           0
                                                                 2007       $10.985      $12.034       3,578
                                                                 2008       $12.034       $8.434       3,109
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2003       $10.608      $12.662       9,049
                                                                 2004       $12.662      $13.970      16,465
                                                                 2005       $13.970      $15.131      16,316
                                                                 2006       $15.131      $17.548           0
                                                                 2007       $17.548      $17.786      11,768
                                                                 2008       $17.786      $10.957      11,088
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2003       $11.684      $16.842         798
                                                                 2004       $16.842      $20.575       8,472
                                                                 2005       $20.575      $25.685      10,583
                                                                 2006       $25.685      $32.231           0
                                                                 2007       $32.231      $40.658      10,979
                                                                 2008       $40.658      $18.835       5,765
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2003       $10.385      $13.572       9,394
                                                                 2004       $13.572      $15.759      16,188
                                                                 2005       $15.759      $17.008      16,699
                                                                 2006       $17.008      $20.235           0
                                                                 2007       $20.235      $22.884      17,130
                                                                 2008       $22.884      $13.365      16,783
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2003       $11.592      $12.863           0
                                                                 2004       $12.863      $14.458           0
                                                                 2005       $14.458      $13.728           0
                                                                 2006       $13.728      $15.166           0
                                                                 2007       $15.166      $16.490           0
                                                                 2008       $16.490      $17.156           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                             2004       $10.000      $10.899         419
                                                             2005       $10.899      $11.420         975
                                                             2006       $11.420      $12.826           0
                                                             2007       $12.826      $13.407       2,637
                                                             2008       $13.407       $9.368       2,829
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                             2004       $10.000      $10.351       1,686
                                                             2005       $10.351      $10.273       2,590
                                                             2006       $10.273      $11.003           0
                                                             2007       $11.003      $11.444       1,799
                                                             2008       $11.444       $9.244       1,490
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.884         741
                                                             2005       $10.884      $11.008       1,708
                                                             2006       $11.008      $12.647           0
                                                             2007       $12.647      $12.814       1,636
                                                             2008       $12.814       $7.980       1,672
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.132           0
                                                             2005       $11.132      $11.409           0
                                                             2006       $11.409      $12.060           0
                                                             2007       $12.060      $14.326       2,095
                                                             2008       $14.326       $8.666       2,316
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                             2004       $10.000      $11.115       2,877
                                                             2005       $11.115      $11.784       3,398
                                                             2006       $11.784      $12.956           0
                                                             2007       $12.956      $12.764       3,980
                                                             2008       $12.764       $7.582       4,502
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2003       $11.113      $13.069       6,553
                                                             2004       $13.069      $14.057      18,490
                                                             2005       $14.057      $14.277      18,615
                                                             2006       $14.277      $15.505           0
                                                             2007       $15.505      $15.716      11,507
                                                             2008       $15.716       $8.680       7,239
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.099       7,124
                                                             2005       $10.099      $10.124       7,433
                                                             2006       $10.124      $10.407           0
                                                             2007       $10.407      $10.611       3,587
                                                             2008       $10.611       $6.333       3,885

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.260      11,735
                                                               2004       $12.260      $12.805      28,900
                                                               2005       $12.805      $13.154      28,532
                                                               2006       $13.154      $13.876           0
                                                               2007       $13.876      $15.475      19,535
                                                               2008       $15.475       $8.237      14,347
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2003       $10.087      $14.207       9,009
                                                               2004       $14.207      $16.545      10,742
                                                               2005       $16.545      $18.487      13,140
                                                               2006       $18.487      $21.256           0
                                                               2007       $21.256      $22.086      10,246
                                                               2008       $22.086      $12.909       9,869
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2003       $11.737      $12.933       3,784
                                                               2004       $12.933      $13.776      27,865
                                                               2005       $13.776      $13.766      30,888
                                                               2006       $13.766      $14.730           0
                                                               2007       $14.730      $14.360      20,585
                                                               2008       $14.360       $3.014      32,418
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.468      $12.610      14,325
                                                               2004       $12.610      $13.482      23,569
                                                               2005       $13.482      $13.966      26,249
                                                               2006       $13.966      $15.701           0
                                                               2007       $15.701      $16.018      21,791
                                                               2008       $16.018       $9.630      20,905
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.719      $14.635       9,564
                                                               2004       $14.635      $17.087      17,730
                                                               2005       $17.087      $18.365      17,054
                                                               2006       $18.365      $20.629           0
                                                               2007       $20.629      $19.925      13,137
                                                               2008       $19.925      $12.100      10,216
-------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                               2003       $10.345      $12.367       8,270
                                                               2004       $12.367      $14.468      22,949
                                                               2005       $14.468      $15.873      23,630
                                                               2006       $15.873      $15.970           0
                                                               2007       $15.970      $16.587      21,013
                                                               2008       $16.587       $8.252      15,595
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.252      $12.114      12,851
                                                               2004       $12.114      $12.867      39,449
                                                               2005       $12.867      $12.918      43,327
                                                               2006       $12.918      $13.571           0
                                                               2007       $13.571      $14.562      29,171
                                                               2008       $14.562      $12.199      18,707

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                   2003       $10.756      $12.408           0
                                                   2004       $12.408      $13.263       4,154
                                                   2005       $13.263      $13.899       2,668
                                                   2006       $13.899      $15.367           0
                                                   2007       $15.367      $15.494       3,338
                                                   2008       $15.494      $10.120       1,059
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                   2003       $10.998      $13.479      12,776
                                                   2004       $13.479      $14.671      29,015
                                                   2005       $14.671      $15.124      28,084
                                                   2006       $15.124      $17.174           0
                                                   2007       $17.174      $15.806      25,435
                                                   2008       $15.806       $9.491      22,320
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                   2003       $10.238      $11.281       5,054
                                                   2004       $11.281      $11.838      13,584
                                                   2005       $11.838      $13.128      13,256
                                                   2006       $13.128      $13.220           0
                                                   2007       $13.220      $12.871      11,355
                                                   2008       $12.871      $10.456       7,033
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2003       $11.871      $13.319       2,954
                                                   2004       $13.319      $14.423      11,842
                                                   2005       $14.423      $14.567      11,378
                                                   2006       $14.567      $15.772           0
                                                   2007       $15.772      $15.881       9,344
                                                   2008       $15.881      $11.501       7,876
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2003       $10.361      $10.422      20,519
                                                   2004       $10.422      $10.662      49,072
                                                   2005       $10.662      $10.692      53,873
                                                   2006       $10.692      $10.948           0
                                                   2007       $10.948      $11.283      46,398
                                                   2008       $11.283       $8.409      35,253
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2003       $10.580      $13.356       1,504
                                                   2004       $13.356      $15.203       5,112
                                                   2005       $15.203      $16.710       6,279
                                                   2006       $16.710      $20.908           0
                                                   2007       $20.908      $22.193       9,605
                                                   2008       $22.193      $12.184       6,818

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                          2003       $10.697      $12.966       1,089
                                                          2004       $12.966      $14.308       4,584
                                                          2005       $14.308      $15.251       4,561
                                                          2006       $15.251      $17.022           0
                                                          2007       $17.022      $15.812       4,455
                                                          2008       $15.812       $9.363       1,427
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                          2003        $9.942       $9.834       1,411
                                                          2004        $9.834       $9.697      18,684
                                                          2005        $9.697       $9.740      19,944
                                                          2006        $9.740       $9.961           0
                                                          2007        $9.961      $10.223      15,045
                                                          2008       $10.223      $10.272      74,829
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                          2003       $10.984      $13.470       3,072
                                                          2004       $13.470      $14.555       2,704
                                                          2005       $14.555      $15.686       2,145
                                                          2006       $15.686      $16.682           0
                                                          2007       $16.682      $17.277       1,541
                                                          2008       $17.277      $10.367       1,105
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                          2003       $11.326      $14.545       3,196
                                                          2004       $14.545      $16.447           5
                                                          2005       $16.447      $17.062       3,365
                                                          2006       $17.062      $19.392           0
                                                          2007       $19.392      $18.065       2,513
                                                          2008       $18.065       $9.776       2,660
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                          2003       $10.846      $13.070       1,293
                                                          2004       $13.070      $13.771       3,828
                                                          2005       $13.771      $14.167       3,658
                                                          2006       $14.167      $15.449           0
                                                          2007       $15.449      $15.217       3,596
                                                          2008       $15.217       $9.160       3,702
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2003       $10.687      $12.060      10,003
                                                          2004       $12.060      $12.783      31,531
                                                          2005       $12.783      $13.024      32,194
                                                          2006       $13.024      $14.280           0
                                                          2007       $14.280      $14.121      29,033
                                                          2008       $14.121       $8.199      23,207

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                           2003       $11.652      $14.030         847
                                                           2004       $14.030      $16.713       2,575
                                                           2005       $16.713      $17.777       1,332
                                                           2006       $17.777      $22.123           0
                                                           2007       $22.123      $25.991       1,095
                                                           2008       $25.991      $17.697         823
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                           2003       $10.803      $13.535       5,259
                                                           2004       $13.535      $15.726      12,861
                                                           2005       $15.726      $17.278      13,827
                                                           2006       $17.278      $17.850           0
                                                           2007       $17.850      $18.150      10,632
                                                           2008       $18.150       $9.681       8,180
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                           2003       $10.583      $12.374      14,461
                                                           2004       $12.374      $12.732      28,061
                                                           2005       $12.732      $13.183      27,583
                                                           2006       $13.183      $13.616           0
                                                           2007       $13.616      $14.073      25,698
                                                           2008       $14.073       $8.681      21,054
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.096      11,593
                                                           2005       $11.096      $12.078      11,580
                                                           2006       $12.078      $12.415           0
                                                           2007       $12.415      $14.300       7,233
                                                           2008       $14.300       $7.447       7,783
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.309       8,931
                                                           2005       $11.309      $11.534      13,719
                                                           2006       $11.534      $13.112           0
                                                           2007       $13.112      $12.544      10,065
                                                           2008       $12.544       $7.889       9,917
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.783      $13.328      12,743
                                                           2004       $13.328      $14.900      19,585
                                                           2005       $14.900      $16.016      21,683
                                                           2006       $16.016      $18.196           0
                                                           2007       $18.196      $18.273      17,992
                                                           2008       $18.273      $12.134      15,640

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000       $9.850      12,026
                                                       2005        $9.850       $9.884      12,651
                                                       2006        $9.884      $10.086           0
                                                       2007       $10.086      $10.320       8,353
                                                       2008       $10.320      $10.290       7,536
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                       2003        $9.934      $11.715       3,348
                                                       2004       $11.715      $12.254       8,995
                                                       2005       $12.254      $12.921       8,596
                                                       2006       $12.921      $12.991           0
                                                       2007       $12.991      $14.842       5,512
                                                       2008       $14.842       $7.398       2,171
-----------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                       2003       $12.295      $13.847         576
                                                       2004       $13.847      $14.931       2,472
                                                       2005       $14.931      $16.403       2,472
                                                       2006       $16.403      $17.805           0
                                                       2007       $17.805      $18.555       2,573
                                                       2008       $18.555      $15.454       1,745
-----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                       2004       $10.000      $10.933          42
                                                       2005       $10.933      $11.501          40
                                                       2006       $11.501      $12.684           0
                                                       2007       $12.684      $12.842          39
                                                       2008       $12.842       $9.726          38
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.730       7,081
                                                       2005       $10.730      $12.164       6,573
                                                       2006       $12.164      $12.405       6,415
                                                       2007       $12.405      $14.813       5,308
                                                       2008       $14.813       $7.373       7,930
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.705       1,033
                                                       2005       $10.705      $12.111         922
                                                       2006       $12.111      $12.316           0
                                                       2007       $12.316      $14.677           0
                                                       2008       $14.677       $7.282           0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $11.047           0
                                                       2005       $11.047      $12.118       4,189
                                                       2006       $12.118      $14.425           0
                                                       2007       $14.425      $15.511       6,481
                                                       2008       $15.511      $10.797       4,104
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.803           0
                                                       2007        $9.803      $11.773           0
                                                       2008       $11.773       $6.133         922
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.552       1,958
                                                       2004       $13.552      $15.791       7,300
                                                       2005       $15.791      $17.463       7,213
                                                       2006       $17.463      $19.132           0
                                                       2007       $19.132      $19.295       6,355
                                                       2008       $19.295      $11.258       8,520
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.272       8,531
                                                       2005       $11.272      $12.402       8,408
                                                       2006       $12.402      $14.664       7,864
                                                       2007       $14.664      $15.490       7,101
                                                       2008       $15.490       $8.909       6,937
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.265       1,556
                                                       2005       $11.265      $12.377       3,272
                                                       2006       $12.377      $14.626           0
                                                       2007       $14.626      $15.435       3,869
                                                       2008       $15.435       $8.857       4,067

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.85



                                                            Number
                               Accumulation  Accumulation  of Units
                For the Year    Unit Value    Unit Value  Outstanding
                   Ending      at Beginning     at End      at End
Sub Accounts    December 31     of Period     of Period    of Period
---------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                    2003         $11.385       $14.482       2,437
                    2004         $14.482       $19.304      13,186
                    2005         $19.304       $22.080      13,396
                    2006         $22.080       $29.779           0
                    2007         $29.779       $24.130      10,628
                    2008         $24.130       $14.641       8,588



* The Allstate Advisor Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.231         0
                                                                      2007       $10.231      $11.743         0
                                                                      2008       $11.743       $6.586         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.422         0
                                                                      2007       $10.422      $11.057         0
                                                                      2008       $11.057       $8.097         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.452         0
                                                                      2007       $10.452      $11.246         0
                                                                      2008       $11.246       $7.396         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.461         0
                                                                      2007       $10.461      $11.370         0
                                                                      2008       $11.370       $6.879         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.313         0
                                                                      2007       $10.313      $10.688         0
                                                                      2008       $10.688       $9.340         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.710         0
                                                                      2007        $9.710      $11.620         0
                                                                      2008       $11.620       $6.280         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.783         0
                                                                      2007       $10.783      $11.098         0
                                                                      2008       $11.098       $6.825         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.841         0
                                                                      2007        $9.841      $11.107         0
                                                                      2008       $11.107       $6.564         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.698      $13.346         0
                                                                      2004       $13.346      $14.446         0
                                                                      2005       $14.446      $14.635        28
                                                                      2006       $14.635      $16.723        28
                                                                      2007       $16.723      $15.756        28
                                                                      2008       $15.756      $10.000        24
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.198         0
                                                                      2005       $11.198      $11.135         0
                                                                      2006       $11.135      $12.885         0
                                                                      2007       $12.885      $13.082         0
                                                                      2008       $13.082       $9.005         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.511         0
                                                                      2005       $10.511      $10.395         0
                                                                      2006       $10.395      $11.282         0
                                                                      2007       $11.282      $11.727         0
                                                                      2008       $11.727       $7.513         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.820      $15.491         0
                                                                      2004       $15.491      $16.899         0
                                                                      2005       $16.899      $17.330         0
                                                                      2006       $17.330      $18.434         0
                                                                      2007       $18.434      $20.065         0
                                                                      2008       $20.065      $11.291         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.039      $14.512        30
                                                                      2004       $14.512      $17.574        27
                                                                      2005       $17.574      $18.707        22
                                                                      2006       $18.707      $21.417        22
                                                                      2007       $21.417      $20.457        22
                                                                      2008       $20.457      $13.409        19

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.214         0
                                                                      2005       $10.214      $10.237         0
                                                                      2006       $10.237      $10.421         0
                                                                      2007       $10.421      $10.870         0
                                                                      2008       $10.870      $11.445         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.977         0
                                                                      2007       $10.977      $12.014         0
                                                                      2008       $12.014       $8.411         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.599      $12.643        37
                                                                      2004       $12.643      $13.935        37
                                                                      2005       $13.935      $15.077         0
                                                                      2006       $15.077      $17.467         0
                                                                      2007       $17.467      $17.686         0
                                                                      2008       $17.686      $10.885         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.674      $16.816         0
                                                                      2004       $16.816      $20.523         0
                                                                      2005       $20.523      $25.594         0
                                                                      2006       $25.594      $32.084         0
                                                                      2007       $32.084      $40.431         0
                                                                      2008       $40.431      $18.711         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.377      $13.551         0
                                                                      2004       $13.551      $15.719         0
                                                                      2005       $15.719      $16.948         0
                                                                      2006       $16.948      $20.143         0
                                                                      2007       $20.143      $22.756         0
                                                                      2008       $22.756      $13.277         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.583      $12.844         0
                                                                      2004       $12.844      $14.421         0
                                                                      2005       $14.421      $13.679         0
                                                                      2006       $13.679      $15.097         0
                                                                      2007       $15.097      $16.398         0
                                                                      2008       $16.398      $17.043         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.891         0
                                                                      2005       $10.897      $11.405         0
                                                                      2006       $11.405      $12.796         0
                                                                      2007       $12.796      $13.363         0
                                                                      2008       $13.363       $9.327         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.348         0
                                                                      2005       $10.348      $10.260         0
                                                                      2006       $10.260      $10.977         0
                                                                      2007       $10.977      $11.406         0
                                                                      2008       $11.406       $9.204         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.881         0
                                                                      2005       $10.881      $10.994         0
                                                                      2006       $10.994      $12.619         0
                                                                      2007       $12.619      $12.771         0
                                                                      2008       $12.771       $7.946         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.129         0
                                                                      2005       $11.129      $11.395         0
                                                                      2006       $11.395      $12.032         0
                                                                      2007       $12.032      $14.279         0
                                                                      2008       $14.279       $8.629         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.112         0
                                                                      2005       $11.112      $11.769        18
                                                                      2006       $11.769      $12.926        18
                                                                      2007       $12.926      $12.722        18
                                                                      2008       $12.722       $7.550        17
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.104      $13.050         0
                                                                      2004       $13.050      $14.021         0
                                                                      2005       $14.021      $14.226         0
                                                                      2006       $14.226      $15.434         0
                                                                      2007       $15.434      $15.628         0
                                                                      2008       $15.628       $8.623         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.096         0
                                                                      2005       $10.096      $10.111         0
                                                                      2006       $10.111      $10.383         0
                                                                      2007       $10.383      $10.575         0
                                                                      2008       $10.575       $6.305         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.252         0
                                                                      2004       $12.252      $12.783         0
                                                                      2005       $12.783      $13.118        32
                                                                      2006       $13.118      $13.824        33
                                                                      2007       $13.824      $15.402        30
                                                                      2008       $15.402       $8.190        28
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.079      $14.186         0
                                                                      2004       $14.186      $16.503         0
                                                                      2005       $16.503      $18.422        12
                                                                      2006       $18.422      $21.159        11
                                                                      2007       $21.159      $21.963        10
                                                                      2008       $21.963      $12.824        10
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.727      $12.914         0
                                                                      2004       $12.914      $13.741         0
                                                                      2005       $13.741      $13.717         0
                                                                      2006       $13.717      $14.663         0
                                                                      2007       $14.663      $14.280         0
                                                                      2008       $14.280       $2.994         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.460      $12.591        35
                                                                      2004       $12.591      $13.448        35
                                                                      2005       $13.448      $13.917         0
                                                                      2006       $13.917      $15.630         0
                                                                      2007       $15.630      $15.928         0
                                                                      2008       $15.928       $9.566         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.710      $14.613        31
                                                                      2004       $14.613      $17.043        31
                                                                      2005       $17.043      $18.300        12
                                                                      2006       $18.300      $20.535        11
                                                                      2007       $20.535      $19.813        11
                                                                      2008       $19.813      $12.020        10
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.337      $12.348         0
                                                                      2004       $12.348      $14.432         0
                                                                      2005       $14.432      $15.817         0
                                                                      2006       $15.817      $15.897         0
                                                                      2007       $15.897      $16.494         0
                                                                      2008       $16.494       $8.197         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.243      $12.096         0
                                                                      2004       $12.096      $12.835         0
                                                                      2005       $12.835      $12.872         0
                                                                      2006       $12.872      $13.509         0
                                                                      2007       $13.509      $14.481         0
                                                                      2008       $14.481      $12.118         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.748      $12.390         0
                                                                      2004       $12.390      $13.229         0
                                                                      2005       $13.229      $13.849         0
                                                                      2006       $13.849      $15.297         0
                                                                      2007       $15.297      $15.407         0
                                                                      2008       $15.407      $10.053         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.989      $13.458         0
                                                                      2004       $13.458      $14.634         0
                                                                      2005       $14.634      $15.070         0
                                                                      2006       $15.070      $17.096         0
                                                                      2007       $17.096      $15.717         0
                                                                      2008       $15.717       $9.429         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.230      $11.264         0
                                                                      2004       $11.264      $11.808         0
                                                                      2005       $11.808      $13.081         0
                                                                      2006       $13.081      $13.159         0
                                                                      2007       $13.159      $12.799         0
                                                                      2008       $12.799      $10.387         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.861      $13.299         0
                                                                      2004       $13.299      $14.386         0
                                                                      2005       $14.386      $14.515         0
                                                                      2006       $14.515      $15.700         0
                                                                      2007       $15.700      $15.792         0
                                                                      2008       $15.792      $11.425         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.352      $10.406         0
                                                                      2004       $10.406      $10.635         0
                                                                      2005       $10.635      $10.654         0
                                                                      2006       $10.654      $10.898         0
                                                                      2007       $10.898      $11.220         0
                                                                      2008       $11.220       $8.353         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.571      $13.336        36
                                                                      2004       $13.336      $15.164        35
                                                                      2005       $15.164      $16.651        13
                                                                      2006       $16.651      $20.813        12
                                                                      2007       $20.813      $22.069        10
                                                                      2008       $22.069      $12.104        11

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.688      $12.947         0
                                                                      2004       $12.947      $14.271         0
                                                                      2005       $14.271      $15.197         0
                                                                      2006       $15.197      $16.945         0
                                                                      2007       $16.945      $15.723         0
                                                                      2008       $15.723       $9.301         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.933       $9.819         0
                                                                      2004        $9.819       $9.672         0
                                                                      2005        $9.672       $9.705         0
                                                                      2006        $9.705       $9.915         0
                                                                      2007        $9.915      $10.166         0
                                                                      2008       $10.166      $10.204         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.975      $13.449         0
                                                                      2004       $13.449      $14.518         0
                                                                      2005       $14.518      $15.630         0
                                                                      2006       $15.630      $16.606         0
                                                                      2007       $16.606      $17.181         0
                                                                      2008       $17.181      $10.298         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.317      $14.523         0
                                                                      2004       $14.523      $16.405         0
                                                                      2005       $16.405      $17.001        25
                                                                      2006       $17.001      $19.303        24
                                                                      2007       $19.303      $17.964        25
                                                                      2008       $17.964       $9.711        24
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.837      $13.050         0
                                                                      2004       $13.050      $13.737         0
                                                                      2005       $13.737      $14.117         0
                                                                      2006       $14.117      $15.379         0
                                                                      2007       $15.379      $15.132         0
                                                                      2008       $15.132       $9.100         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.678      $12.041        36
                                                                      2004       $12.041      $12.751        36
                                                                      2005       $12.751      $12.978         0
                                                                      2006       $12.978      $14.215         0
                                                                      2007       $14.215      $14.042         0
                                                                      2008       $14.042       $8.145         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.642      $14.009         0
                                                                      2004       $14.009      $16.670         0
                                                                      2005       $16.670      $17.714         0
                                                                      2006       $17.714      $22.022         0
                                                                      2007       $22.022      $25.846         0
                                                                      2008       $25.846      $17.581         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.794      $13.515         0
                                                                      2004       $13.515      $15.687         0
                                                                      2005       $15.687      $17.217         0
                                                                      2006       $17.217      $17.768         0
                                                                      2007       $17.768      $18.048         0
                                                                      2008       $18.048       $9.617         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.574      $12.355         0
                                                                      2004       $12.355      $12.699         0
                                                                      2005       $12.699      $13.136         0
                                                                      2006       $13.136      $13.554         0
                                                                      2007       $13.554      $13.995         0
                                                                      2008       $13.995       $8.623         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.088         0
                                                                      2005       $11.088      $12.058         0
                                                                      2006       $12.058      $12.381         0
                                                                      2007       $12.381      $14.247         0
                                                                      2008       $14.247       $7.412         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.301         0
                                                                      2005       $11.301      $11.514        37
                                                                      2006       $11.514      $13.077        36
                                                                      2007       $13.077      $12.497        36
                                                                      2008       $12.497       $7.851        29
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.774      $13.308        36
                                                                      2004       $13.308      $14.863        35
                                                                      2005       $14.863      $15.959        26
                                                                      2006       $15.959      $18.113        26
                                                                      2007       $18.113      $18.171        25
                                                                      2008       $18.171      $12.054        19

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.840         0
                                                                      2005        $9.840       $9.864         0
                                                                      2006        $9.864      $10.056         0
                                                                      2007       $10.056      $10.278         0
                                                                      2008       $10.278      $10.238         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.925      $11.697        36
                                                                      2004       $11.697      $12.223        39
                                                                      2005       $12.223      $12.875         0
                                                                      2006       $12.875      $12.931         0
                                                                      2007       $12.931      $14.759         0
                                                                      2008       $14.759       $7.349         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.285      $13.826         0
                                                                      2004       $13.826      $14.893         0
                                                                      2005       $14.893      $16.344         0
                                                                      2006       $16.344      $17.724         0
                                                                      2007       $17.724      $18.451         0
                                                                      2008       $18.451      $15.352         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.926         0
                                                                      2005       $10.926      $11.482         0
                                                                      2006       $11.482      $12.650         0
                                                                      2007       $12.650      $12.794         0
                                                                      2008       $12.794       $9.680         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.723         0
                                                                      2005       $10.723      $12.143        36
                                                                      2006       $12.143      $12.372        37
                                                                      2007       $12.372      $14.757        31
                                                                      2008       $14.757       $7.338        31
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.698         0
                                                                      2005       $10.698      $12.090         0
                                                                      2006       $12.090      $12.283         0
                                                                      2007       $12.283      $14.623         0
                                                                      2008       $14.623       $7.248         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.036         0
                                                                      2005       $11.036      $12.094         0
                                                                      2006       $12.094      $14.381         0
                                                                      2007       $14.381      $15.448         0
                                                                      2008       $15.448      $10.742         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.796         0
                                                                      2007        $9.796      $11.753         0
                                                                      2008       $11.753       $6.116         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.543         0
                                                                      2004       $13.543      $15.764         0
                                                                      2005       $15.764      $17.415        24
                                                                      2006       $17.415      $19.061        24
                                                                      2007       $19.061      $19.203        23
                                                                      2008       $19.203      $11.193        23
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.264         0
                                                                      2005       $11.264      $12.381         0
                                                                      2006       $12.381      $14.624         0
                                                                      2007       $14.624      $15.432         0
                                                                      2008       $15.432       $8.866         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.258         0
                                                                      2005       $11.258      $12.356         0
                                                                      2006       $12.356      $14.586         0
                                                                      2007       $14.586      $15.377         0
                                                                      2008       $15.377       $8.815         0

      ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.376      $14.460         0
                                                                      2004       $14.460      $19.256         0
                                                                      2005       $19.256      $22.001         0
                                                                      2006       $22.001      $29.643         0
                                                                      2007       $29.643      $23.995         0
                                                                      2008       $23.995      $14.545         0



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on
  October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.259      15,688
                                                                      2007       $10.259      $11.824      12,294
                                                                      2008       $11.824       $6.658      24,924
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.451           0
                                                                      2007       $10.451      $11.133           0
                                                                      2008       $11.133       $8.186           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.481           0
                                                                      2007       $10.481      $11.324           0
                                                                      2008       $11.324       $7.477           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.489           0
                                                                      2007       $10.489      $11.448           0
                                                                      2008       $11.448       $6.955           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.342           0
                                                                      2007       $10.342      $10.762           0
                                                                      2008       $10.762       $9.443           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.736           0
                                                                      2007        $9.736      $11.700           0
                                                                      2008       $11.700       $6.349           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.813       5,760
                                                                      2007       $10.813      $11.174           0
                                                                      2008       $11.174       $6.900      21,242
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.868      17,470
                                                                      2007        $9.868      $11.183      25,569
                                                                      2008       $11.183       $6.636      21,541
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.850       1,502
                                                                      2003       $10.850      $13.401      77,045
                                                                      2004       $13.401      $14.565      80,615
                                                                      2005       $14.565      $14.815      72,766
                                                                      2006       $14.815      $16.998      78,357
                                                                      2007       $16.998      $16.081      63,441
                                                                      2008       $16.081      $10.248      54,551
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.229       5,579
                                                                      2005       $11.229      $11.211      62,023
                                                                      2006       $11.211      $13.026      62,505
                                                                      2007       $13.026      $13.279      72,830
                                                                      2008       $13.279       $9.178      65,764
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.521       5,373
                                                                      2005       $10.521      $10.448      32,288
                                                                      2006       $10.448      $11.386      40,007
                                                                      2007       $11.386      $11.884      41,743
                                                                      2008       $11.884       $7.645      34,708
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.534         180
                                                                      2003       $11.534      $15.554      21,361
                                                                      2004       $15.554      $17.038      21,562
                                                                      2005       $17.038      $17.544      20,417
                                                                      2006       $17.544      $18.738      19,463
                                                                      2007       $18.738      $20.479      18,899
                                                                      2008       $20.479      $11.571      19,612
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.224         911
                                                                      2003       $11.224      $14.572      30,988
                                                                      2004       $14.572      $17.719      32,792
                                                                      2005       $17.719      $18.938      49,174
                                                                      2006       $18.938      $21.769      55,779
                                                                      2007       $21.769      $20.879      50,594
                                                                      2008       $20.879      $13.742      47,481

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.242       1,152
                                                                      2005       $10.242      $10.307       7,780
                                                                      2006       $10.307      $10.535       8,700
                                                                      2007       $10.535      $11.034       9,104
                                                                      2008       $11.034      $11.665      16,933
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.007       3,846
                                                                      2007       $11.007      $12.096       9,096
                                                                      2008       $12.096       $8.504      23,634
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.323       1,896
                                                                      2003       $10.323      $12.695      59,657
                                                                      2004       $12.695      $14.050      55,241
                                                                      2005       $14.050      $15.263      69,297
                                                                      2006       $15.263      $17.755      67,524
                                                                      2007       $17.755      $18.051      60,100
                                                                      2008       $18.051      $11.155      67,989
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.232           0
                                                                      2003       $11.232      $16.885      11,578
                                                                      2004       $16.885      $20.692      11,568
                                                                      2005       $20.692      $25.910      15,891
                                                                      2006       $25.910      $32.612      14,905
                                                                      2007       $32.612      $41.265       9,253
                                                                      2008       $41.265      $19.175       9,398
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.474       1,765
                                                                      2003       $10.474      $13.607      12,604
                                                                      2004       $13.607      $15.848      14,506
                                                                      2005       $15.848      $17.157      35,524
                                                                      2006       $17.157      $20.475      38,949
                                                                      2007       $20.475      $23.226      41,446
                                                                      2008       $23.226      $13.606      40,990
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.720           0
                                                                      2003       $10.720      $12.897      23,420
                                                                      2004       $12.897      $14.540      24,254
                                                                      2005       $14.540      $13.848      19,843
                                                                      2006       $13.848      $15.345      18,843
                                                                      2007       $15.345      $16.736      16,385
                                                                      2008       $16.736      $17.465      12,165

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.908       4,191
                                                                      2005       $10.908      $11.464      11,666
                                                                      2006       $11.464      $12.914      17,592
                                                                      2007       $12.914      $13.541       8,761
                                                                      2008       $13.541       $9.490       8,672
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.359       2,183
                                                                      2005       $10.359      $10.312      17,857
                                                                      2006       $10.312      $11.078      21,173
                                                                      2007       $11.078      $11.558      22,381
                                                                      2008       $11.558       $9.365      13,357
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.892       5,764
                                                                      2005       $10.892      $11.050      30,337
                                                                      2006       $11.050      $12.734      47,101
                                                                      2007       $12.734      $12.942      32,671
                                                                      2008       $12.942       $8.085      27,459
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.140       2,030
                                                                      2005       $11.140      $11.453       2,574
                                                                      2006       $11.453      $12.143       3,653
                                                                      2007       $12.143      $14.469       5,137
                                                                      2008       $14.469       $8.780      10,679
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.123       2,596
                                                                      2005       $11.123      $11.829      27,030
                                                                      2006       $11.829      $13.045      28,631
                                                                      2007       $13.045      $12.891      25,814
                                                                      2008       $12.891       $7.682      20,426
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.695       1,225
                                                                      2003       $10.695      $13.104      24,585
                                                                      2004       $13.104      $14.136      30,201
                                                                      2005       $14.136      $14.401      34,344
                                                                      2006       $14.401      $15.688      32,343
                                                                      2007       $15.688      $15.951      29,371
                                                                      2008       $15.951       $8.837      28,671
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.106       1,119
                                                                      2005       $10.106      $10.163       7,596
                                                                      2006       $10.163      $10.479       8,555
                                                                      2007       $10.479      $10.716      11,980
                                                                      2008       $10.716       $6.415      15,538

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.285        4,470
                                                                      2004       $12.285      $12.870       13,787
                                                                      2005       $12.870      $13.262       61,596
                                                                      2006       $13.262      $14.032       68,641
                                                                      2007       $14.032      $15.698       66,287
                                                                      2008       $15.698       $8.381       65,494
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.147        5,708
                                                                      2003       $10.147      $14.244       30,116
                                                                      2004       $14.244      $16.639       33,782
                                                                      2005       $16.639      $18.649       33,272
                                                                      2006       $18.649      $21.507       34,885
                                                                      2007       $21.507      $22.416       30,819
                                                                      2008       $22.416      $13.142       29,702
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.660            0
                                                                      2003       $10.660      $12.967       26,302
                                                                      2004       $12.967      $13.854       28,644
                                                                      2005       $13.854      $13.886       26,248
                                                                      2006       $13.886      $14.904       29,719
                                                                      2007       $14.904      $14.575       27,563
                                                                      2008       $14.575       $3.068       43,746
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.176        2,344
                                                                      2003       $10.176      $12.643      196,078
                                                                      2004       $12.643      $13.559      186,357
                                                                      2005       $13.559      $14.088      202,380
                                                                      2006       $14.088      $15.887      184,863
                                                                      2007       $15.887      $16.257      129,614
                                                                      2008       $16.257       $9.804      113,539
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.353        3,694
                                                                      2003       $10.353      $14.673       26,318
                                                                      2004       $14.673      $17.184       28,326
                                                                      2005       $17.184      $18.526       32,736
                                                                      2006       $18.526      $20.873       29,068
                                                                      2007       $20.873      $20.222       27,303
                                                                      2008       $20.222      $12.318       30,176
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.059        1,713
                                                                      2003       $10.059      $12.399       12,413
                                                                      2004       $12.399      $14.550       12,235
                                                                      2005       $14.550      $16.012       10,420
                                                                      2006       $16.012      $16.159       11,399
                                                                      2007       $16.159      $16.834        7,908
                                                                      2008       $16.834       $8.401        7,402

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.550          833
                                                                      2003       $10.550      $12.145       94,515
                                                                      2004       $12.145      $12.940      106,615
                                                                      2005       $12.940      $13.031      120,087
                                                                      2006       $13.031      $13.731      124,190
                                                                      2007       $13.731      $14.780      117,742
                                                                      2008       $14.780      $12.419       92,146
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.387          109
                                                                      2003       $10.387      $12.441       17,365
                                                                      2004       $12.441      $13.338       17,764
                                                                      2005       $13.338      $14.020       21,682
                                                                      2006       $14.020      $15.548       22,480
                                                                      2007       $15.548      $15.725       18,609
                                                                      2008       $15.725      $10.303       17,046
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.797        3,470
                                                                      2003       $10.797      $13.514      220,178
                                                                      2004       $13.514      $14.754      221,560
                                                                      2005       $14.754      $15.256      221,022
                                                                      2006       $15.256      $17.377      200,835
                                                                      2007       $17.377      $16.042      137,414
                                                                      2008       $16.042       $9.663      114,188
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.723        1,619
                                                                      2003        $9.723      $11.310       16,317
                                                                      2004       $11.310      $11.905       17,760
                                                                      2005       $11.905      $13.243       17,827
                                                                      2006       $13.243      $13.376       17,643
                                                                      2007       $13.376      $13.063       13,766
                                                                      2008       $13.063      $10.644       13,359
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.740          791
                                                                      2003       $10.740      $13.354       39,523
                                                                      2004       $13.354      $14.505       41,556
                                                                      2005       $14.505      $14.694       40,439
                                                                      2006       $14.694      $15.959       34,310
                                                                      2007       $15.959      $16.118       33,416
                                                                      2008       $16.118      $11.709       22,857

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.184        3,057
                                                                      2003       $10.184      $10.449      164,929
                                                                      2004       $10.449      $10.723      163,450
                                                                      2005       $10.723      $10.785      175,096
                                                                      2006       $10.785      $11.077      182,927
                                                                      2007       $11.077      $11.452      162,170
                                                                      2008       $11.452       $8.560      141,718
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.603        1,667
                                                                      2003       $10.603      $13.391       24,868
                                                                      2004       $13.391      $15.289       21,425
                                                                      2005       $15.289      $16.856       38,262
                                                                      2006       $16.856      $21.155       46,442
                                                                      2007       $21.155      $22.524       55,235
                                                                      2008       $22.524      $12.404       53,662
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.406        6,821
                                                                      2003       $10.406      $13.000       51,654
                                                                      2004       $13.000      $14.389       46,387
                                                                      2005       $14.389      $15.384       47,163
                                                                      2006       $15.384      $17.223       45,387
                                                                      2007       $17.223      $16.048       24,441
                                                                      2008       $16.048       $9.532       23,708
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.984          350
                                                                      2003        $9.984       $9.859       25,102
                                                                      2004        $9.859       $9.752       30,479
                                                                      2005        $9.752       $9.825       76,749
                                                                      2006        $9.825      $10.079       73,315
                                                                      2007       $10.079      $10.376      506,809
                                                                      2008       $10.376      $10.457      415,140
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.378        5,833
                                                                      2003       $10.378      $13.505       66,718
                                                                      2004       $13.505      $14.638       61,814
                                                                      2005       $14.638      $15.823       57,770
                                                                      2006       $15.823      $16.879       47,781
                                                                      2007       $16.879      $17.535       39,060
                                                                      2008       $17.535      $10.554       33,118
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.203        2,918
                                                                      2003       $11.203      $14.583       36,395
                                                                      2004       $14.583      $16.540       42,943
                                                                      2005       $16.540      $17.211       56,622
                                                                      2006       $17.211      $19.621       58,685
                                                                      2007       $19.621      $18.335       42,902
                                                                      2008       $18.335       $9.952       32,976

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.641          229
                                                                      2003       $10.641      $13.104       35,498
                                                                      2004       $13.104      $13.850       31,384
                                                                      2005       $13.850      $14.291       29,975
                                                                      2006       $14.291      $15.632       26,039
                                                                      2007       $15.632      $15.444       12,532
                                                                      2008       $15.444       $9.326        8,002
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.514        3,459
                                                                      2003       $10.514      $12.091       47,893
                                                                      2004       $12.091      $12.856       51,388
                                                                      2005       $12.856      $13.138       39,909
                                                                      2006       $13.138      $14.449       43,298
                                                                      2007       $14.449      $14.332       29,990
                                                                      2008       $14.332       $8.347       19,544
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.469            0
                                                                      2003       $11.469      $14.067        1,219
                                                                      2004       $14.067      $16.807        2,650
                                                                      2005       $16.807      $17.932        2,592
                                                                      2006       $17.932      $22.384        2,476
                                                                      2007       $22.384      $26.379        2,144
                                                                      2008       $26.379      $18.017        2,119
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.371          100
                                                                      2003       $10.371      $13.571        9,725
                                                                      2004       $13.571      $15.816       12,657
                                                                      2005       $15.816      $17.429        9,007
                                                                      2006       $17.429      $18.061        9,204
                                                                      2007       $18.061      $18.421        8,226
                                                                      2008       $18.421       $9.856        7,696
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.108        8,427
                                                                      2003       $10.108      $12.406      233,064
                                                                      2004       $12.406      $12.804      228,435
                                                                      2005       $12.804      $13.298      200,580
                                                                      2006       $13.298      $13.777      172,046
                                                                      2007       $13.777      $14.284      113,818
                                                                      2008       $14.284       $8.837       98,609

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.119       23,608
                                                                      2005       $11.119      $12.140       23,367
                                                                      2006       $12.140      $12.516       23,393
                                                                      2007       $12.516      $14.462       17,988
                                                                      2008       $14.462       $7.555       16,001
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.332       21,426
                                                                      2005       $11.332      $11.593       85,203
                                                                      2006       $11.593      $13.219       95,448
                                                                      2007       $13.219      $12.686       74,728
                                                                      2008       $12.686       $8.002       74,833
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.652        3,298
                                                                      2003       $10.652      $13.363       97,138
                                                                      2004       $13.363      $14.985       93,539
                                                                      2005       $14.985      $16.156      110,635
                                                                      2006       $16.156      $18.412      113,936
                                                                      2007       $18.412      $18.546      108,153
                                                                      2008       $18.546      $12.353      100,769
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000       $9.880        5,300
                                                                      2005        $9.880       $9.944       18,054
                                                                      2006        $9.944      $10.179       18,460
                                                                      2007       $10.179      $10.447       20,138
                                                                      2008       $10.447      $10.449        8,649
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.409        1,475
                                                                      2003        $9.409      $11.745       60,257
                                                                      2004       $11.745      $12.323       59,983
                                                                      2005       $12.323      $13.034       53,073
                                                                      2006       $13.034      $13.144       47,344
                                                                      2007       $13.144      $15.064       22,658
                                                                      2008       $15.064       $7.532       24,739
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.058            0
                                                                      2003       $11.058      $13.883        1,661
                                                                      2004       $13.883      $15.016        2,396
                                                                      2005       $15.016      $16.546        8,483
                                                                      2006       $16.546      $18.016        4,350
                                                                      2007       $18.016      $18.832        5,588
                                                                      2008       $18.832      $15.733        3,726

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.956       6,468
                                                                      2005       $10.956      $11.560      22,014
                                                                      2006       $11.560      $12.788      17,486
                                                                      2007       $12.788      $12.987      19,727
                                                                      2008       $12.987       $9.866      21,201
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.752      19,234
                                                                      2005       $10.752      $12.226      16,914
                                                                      2006       $12.226      $12.507      15,526
                                                                      2007       $12.507      $14.980      13,077
                                                                      2008       $14.980       $7.479      13,920
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.727         205
                                                                      2005       $10.727      $12.172         187
                                                                      2006       $12.172      $12.417         201
                                                                      2007       $12.417      $14.843         171
                                                                      2008       $14.843       $7.387         209
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.081       1,725
                                                                      2005       $11.081      $12.192      25,515
                                                                      2006       $12.192      $14.558      40,597
                                                                      2007       $14.558      $15.702      31,401
                                                                      2008       $15.702      $10.964      25,264
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.823         991
                                                                      2007        $9.823      $11.833       6,375
                                                                      2008       $11.833       $6.184      11,153
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.580           0
                                                                      2004       $13.580      $15.872          77
                                                                      2005       $15.872      $17.606         325
                                                                      2006       $17.606      $19.348       1,182
                                                                      2007       $19.348      $19.572       1,158
                                                                      2008       $19.572      $11.455         209

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.295      17,686
                                                                      2005       $11.295      $12.465      17,277
                                                                      2006       $12.465      $14.784      24,267
                                                                      2007       $14.784      $15.665      13,461
                                                                      2008       $15.665       $9.037      10,505
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.288       5,752
                                                                      2005       $11.288      $12.440       7,121
                                                                      2006       $12.440      $14.745       9,004
                                                                      2007       $14.745      $15.609       9,295
                                                                      2008       $15.609       $8.984       5,850
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.700       2,185
                                                                      2003       $10.700      $14.520      21,665
                                                                      2004       $14.520      $19.414      25,783
                                                                      2005       $19.414      $22.273      27,459
                                                                      2006       $22.273      $30.131      26,622
                                                                      2007       $30.131      $24.490      20,064
                                                                      2008       $24.490      $14.906      13,941



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
              Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.256       84,299
                                                                      2007       $10.256      $11.814      127,517
                                                                      2008       $11.814       $6.649      124,186
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.447        2,706
                                                                      2007       $10.447      $11.123        2,592
                                                                      2008       $11.123       $8.175       80,276
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.477        4,793
                                                                      2007       $10.477      $11.314       48,731
                                                                      2008       $11.314       $7.467       38,066
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.486        3,099
                                                                      2007       $10.486      $11.438          454
                                                                      2008       $11.438       $6.945          170
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.338        3,928
                                                                      2007       $10.338      $10.753        9,385
                                                                      2008       $10.753       $9.430       10,164
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.733            0
                                                                      2007        $9.733      $11.690        6,980
                                                                      2008       $11.690       $6.340          393

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.809        1,372
                                                                      2007       $10.809      $11.165       26,182
                                                                      2008       $11.165       $6.890       23,257
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.865       23,142
                                                                      2007        $9.865      $11.173       30,756
                                                                      2008       $11.173       $6.627       38,636
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.713      $13.396       75,206
                                                                      2004       $13.396      $14.553      190,374
                                                                      2005       $14.553      $14.795      209,304
                                                                      2006       $14.795      $16.966      235,399
                                                                      2007       $16.966      $16.043      218,718
                                                                      2008       $16.043      $10.218      189,926
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.225       76,386
                                                                      2005       $11.225      $11.202      268,167
                                                                      2006       $11.202      $13.008      463,680
                                                                      2007       $13.008      $13.254      496,075
                                                                      2008       $13.254       $9.156      449,655
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.520        5,346
                                                                      2005       $10.520      $10.442       82,047
                                                                      2006       $10.442      $11.373      157,550
                                                                      2007       $11.373      $11.864      196,673
                                                                      2008       $11.864       $7.628      195,317
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.837      $15.549        4,285
                                                                      2004       $15.549      $17.023        4,318
                                                                      2005       $17.023      $17.520        4,492
                                                                      2006       $17.520      $18.703        4,724
                                                                      2007       $18.703      $20.431        4,392
                                                                      2008       $20.431      $11.538        4,780
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.054      $14.567       68,143
                                                                      2004       $14.567      $17.704      133,616
                                                                      2005       $17.704      $18.912      170,117
                                                                      2006       $18.912      $21.729      155,808
                                                                      2007       $21.729      $20.830      114,712
                                                                      2008       $20.830      $13.702       96,853

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.239       15,454
                                                                      2005       $10.239      $10.298       33,429
                                                                      2006       $10.298      $10.520       40,651
                                                                      2007       $10.520      $11.014       51,944
                                                                      2008       $11.014      $11.637      236,337
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.004       21,008
                                                                      2007       $11.004      $12.086      117,018
                                                                      2008       $12.086       $8.492       93,669
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.613      $12.690       67,908
                                                                      2004       $12.690      $14.038      171,034
                                                                      2005       $14.038      $15.242      239,642
                                                                      2006       $15.242      $17.722      305,134
                                                                      2007       $17.722      $18.009      323,996
                                                                      2008       $18.009      $11.123      306,663
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.691      $16.880       33,613
                                                                      2004       $16.880      $20.674       60,688
                                                                      2005       $20.674      $25.875       82,898
                                                                      2006       $25.875      $32.551      101,591
                                                                      2007       $32.551      $41.167      102,029
                                                                      2008       $41.167      $19.120       83,660
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.391      $13.603       23,065
                                                                      2004       $13.603      $15.835       60,038
                                                                      2005       $15.835      $17.133      130,348
                                                                      2006       $17.133      $20.436      218,271
                                                                      2007       $20.436      $23.171      255,179
                                                                      2008       $23.171      $13.567      222,453
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.599      $12.892            0
                                                                      2004       $12.892      $14.528            0
                                                                      2005       $14.528      $13.829            0
                                                                      2006       $13.829      $15.317            0
                                                                      2007       $15.317      $16.696            0
                                                                      2008       $16.696      $17.415          880

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.906        3,866
                                                                      2005       $10.906      $11.456       54,797
                                                                      2006       $11.456      $12.899       56,261
                                                                      2007       $12.899      $13.519       62,176
                                                                      2008       $13.519       $9.470       46,828
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.357        6,265
                                                                      2005       $10.357      $10.305       64,712
                                                                      2006       $10.305      $11.066      108,853
                                                                      2007       $11.066      $11.539      134,594
                                                                      2008       $11.539       $9.345      121,360
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.891       10,460
                                                                      2005       $10.891      $11.043       50,752
                                                                      2006       $11.043      $12.720      146,670
                                                                      2007       $12.720      $12.920      149,072
                                                                      2008       $12.920       $8.067      111,074
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.139       10,864
                                                                      2005       $11.139      $11.446       27,858
                                                                      2006       $11.446      $12.129       40,868
                                                                      2007       $12.129      $14.445       56,636
                                                                      2008       $14.445       $8.761       61,060
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.122       20,640
                                                                      2005       $11.122      $11.821      107,375
                                                                      2006       $11.821      $13.030      144,553
                                                                      2007       $13.030      $12.870      136,411
                                                                      2008       $12.870       $7.665      126,080
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.119      $13.099       48,461
                                                                      2004       $13.099      $14.124      157,270
                                                                      2005       $14.124      $14.382      165,641
                                                                      2006       $14.382      $15.659      143,975
                                                                      2007       $15.659      $15.913      142,273
                                                                      2008       $15.913       $8.812      107,224
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.105          654
                                                                      2005       $10.105      $10.156       13,094
                                                                      2006       $10.156      $10.467       91,682
                                                                      2007       $10.467      $10.699      145,241
                                                                      2008       $10.699       $6.402      141,386

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.281       67,679
                                                                      2004       $12.281      $12.859      182,127
                                                                      2005       $12.859      $13.244      241,318
                                                                      2006       $13.244      $14.006      286,554
                                                                      2007       $14.006      $15.661      328,505
                                                                      2008       $15.661       $8.357      273,935
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.093      $14.239       30,904
                                                                      2004       $14.239      $16.624       91,458
                                                                      2005       $16.624      $18.623      117,906
                                                                      2006       $18.623      $21.467      128,730
                                                                      2007       $21.467      $22.363      129,957
                                                                      2008       $22.363      $13.104       67,592
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.744      $12.962       22,070
                                                                      2004       $12.962      $13.842       84,938
                                                                      2005       $13.842      $13.868      119,748
                                                                      2006       $13.868      $14.877      150,013
                                                                      2007       $14.877      $14.540      121,980
                                                                      2008       $14.540       $3.060      233,331
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.474      $12.638       81,698
                                                                      2004       $12.638      $13.547      197,020
                                                                      2005       $13.547      $14.069      240,950
                                                                      2006       $14.069      $15.857      312,246
                                                                      2007       $15.857      $16.219      274,494
                                                                      2008       $16.219       $9.775      300,461
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.724      $14.668       50,170
                                                                      2004       $14.668      $17.169       86,735
                                                                      2005       $17.169      $18.501      133,931
                                                                      2006       $18.501      $20.834      138,346
                                                                      2007       $20.834      $20.174      107,828
                                                                      2008       $20.174      $12.283       97,325
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.351      $12.395        9,379
                                                                      2004       $12.395      $14.538       19,138
                                                                      2005       $14.538      $15.990       41,301
                                                                      2006       $15.990      $16.129       45,638
                                                                      2007       $16.129      $16.795       61,608
                                                                      2008       $16.795       $8.377       46,750
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.258      $12.141      147,953
                                                                      2004       $12.141      $12.929      435,677
                                                                      2005       $12.929      $13.013      532,472
                                                                      2006       $13.013      $13.706      594,159
                                                                      2007       $13.706      $14.745      571,571
                                                                      2008       $14.745      $12.383      473,639

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.762      $12.437       21,380
                                                                      2004       $12.437      $13.327       30,321
                                                                      2005       $13.327      $14.001       51,750
                                                                      2006       $14.001      $15.519      101,351
                                                                      2007       $15.519      $15.688      106,238
                                                                      2008       $15.688      $10.273       87,317
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $11.004      $13.509      165,077
                                                                      2004       $13.509      $14.742      235,218
                                                                      2005       $14.742      $15.236      240,127
                                                                      2006       $15.236      $17.345      222,304
                                                                      2007       $17.345      $16.004      224,946
                                                                      2008       $16.004       $9.635      194,471
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.244      $11.306       24,890
                                                                      2004       $11.306      $11.895       31,438
                                                                      2005       $11.895      $13.225       32,592
                                                                      2006       $13.225      $13.351       30,052
                                                                      2007       $13.351      $13.032       22,836
                                                                      2008       $13.032      $10.614       17,333
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.877      $13.349       35,916
                                                                      2004       $13.349      $14.492      133,119
                                                                      2005       $14.492      $14.674      163,230
                                                                      2006       $14.674      $15.929      163,047
                                                                      2007       $15.929      $16.080      159,896
                                                                      2008       $16.080      $11.675      128,822
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.366      $10.446      118,273
                                                                      2004       $10.446      $10.714      228,388
                                                                      2005       $10.714      $10.771      315,598
                                                                      2006       $10.771      $11.057      423,066
                                                                      2007       $11.057      $11.425      422,791
                                                                      2008       $11.425       $8.536      356,105
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.586      $13.386       49,879
                                                                      2004       $13.386      $15.276       63,044
                                                                      2005       $15.276      $16.833      119,107
                                                                      2006       $16.833      $21.116      128,158
                                                                      2007       $21.116      $22.471      152,259
                                                                      2008       $22.471      $12.369      138,171

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.703      $12.996       50,289
                                                                      2004       $12.996      $14.376       71,507
                                                                      2005       $14.376      $15.363       81,176
                                                                      2006       $15.363      $17.191       91,941
                                                                      2007       $17.191      $16.010       66,533
                                                                      2008       $16.010       $9.505      100,758
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.947       $9.857       40,084
                                                                      2004        $9.857       $9.743      220,270
                                                                      2005        $9.743       $9.812      462,733
                                                                      2006        $9.812      $10.060      754,905
                                                                      2007       $10.060      $10.351      644,437
                                                                      2008       $10.351      $10.427      532,517
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.990      $13.500       20,345
                                                                      2004       $13.500      $14.625       26,821
                                                                      2005       $14.625      $15.801       22,351
                                                                      2006       $15.801      $16.847       22,398
                                                                      2007       $16.847      $17.494       15,650
                                                                      2008       $17.494      $10.523       11,460
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.332      $14.578       49,676
                                                                      2004       $14.578      $16.526      132,719
                                                                      2005       $16.526      $17.188      160,275
                                                                      2006       $17.188      $19.584      171,693
                                                                      2007       $19.584      $18.292      142,597
                                                                      2008       $18.292       $9.923      116,048
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.852      $13.100       23,569
                                                                      2004       $13.100      $13.838       32,176
                                                                      2005       $13.838      $14.272       32,523
                                                                      2006       $14.272      $15.603       27,542
                                                                      2007       $15.603      $15.408       16,773
                                                                      2008       $15.408       $9.299       11,960
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.693      $12.087      101,791
                                                                      2004       $12.087      $12.845      183,693
                                                                      2005       $12.845      $13.120      172,868
                                                                      2006       $13.120      $14.422      157,014
                                                                      2007       $14.422      $14.298      156,631
                                                                      2008       $14.298       $8.323      102,557

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.658      $14.062        5,380
                                                                      2004       $14.062      $16.793       14,389
                                                                      2005       $16.793      $17.908       10,191
                                                                      2006       $17.908      $22.343        8,616
                                                                      2007       $22.343      $26.317        7,576
                                                                      2008       $26.317      $17.965        6,255
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.809      $13.566       24,986
                                                                      2004       $13.566      $15.802       39,157
                                                                      2005       $15.802      $17.406       18,872
                                                                      2006       $17.406      $18.027       16,153
                                                                      2007       $18.027      $18.377       15,647
                                                                      2008       $18.377       $9.828        9,725
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.589      $12.402      182,243
                                                                      2004       $12.402      $12.793      210,331
                                                                      2005       $12.793      $13.280      202,350
                                                                      2006       $13.280      $13.752      203,379
                                                                      2007       $13.752      $14.250      161,677
                                                                      2008       $14.250       $8.812      136,256
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.115       44,909
                                                                      2005       $11.115      $12.129       53,765
                                                                      2006       $12.129      $12.499       35,260
                                                                      2007       $12.499      $14.435       30,410
                                                                      2008       $14.435       $7.537       28,014
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.328       41,016
                                                                      2005       $11.328      $11.583      104,114
                                                                      2006       $11.583      $13.202      129,308
                                                                      2007       $13.202      $12.662      110,899
                                                                      2008       $12.662       $7.983      113,569
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.939      $11.741       38,047
                                                                      2004       $11.741      $12.313       57,882
                                                                      2005       $12.313      $13.017       68,120
                                                                      2006       $13.017      $13.120       70,083
                                                                      2007       $13.120      $15.028       52,577
                                                                      2008       $15.028       $7.510       49,793

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.790      $13.359      139,645
                                                                      2004       $13.359      $14.972      243,807
                                                                      2005       $14.972      $16.134      313,430
                                                                      2006       $16.134      $18.377      314,702
                                                                      2007       $18.377      $18.502      295,634
                                                                      2008       $18.502      $12.318      189,573
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000       $9.875      104,364
                                                                      2005        $9.875       $9.934      155,779
                                                                      2006        $9.934      $10.164      153,805
                                                                      2007       $10.164      $10.426      134,700
                                                                      2008       $10.426      $10.422      264,832
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.302      $13.878        3,678
                                                                      2004       $13.878      $15.003       38,895
                                                                      2005       $15.003      $16.524       75,482
                                                                      2006       $16.524      $17.982       74,937
                                                                      2007       $17.982      $18.788       71,293
                                                                      2008       $18.788      $15.687       60,379
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.952       25,853
                                                                      2005       $10.952      $11.550       97,009
                                                                      2006       $11.550      $12.771      126,090
                                                                      2007       $12.771      $12.962      111,831
                                                                      2008       $12.962       $9.843      131,546
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.749      135,792
                                                                      2005       $10.749      $12.215      133,666
                                                                      2006       $12.215      $12.490      139,192
                                                                      2007       $12.490      $14.952      111,788
                                                                      2008       $14.952       $7.461       99,971
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.723        8,184
                                                                      2005       $10.723      $12.162       11,774
                                                                      2006       $12.162      $12.400       12,170
                                                                      2007       $12.400      $14.815       11,179
                                                                      2008       $14.815       $7.370       13,200

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.075      10,185
                                                                      2005       $11.075      $12.180      50,324
                                                                      2006       $12.180      $14.536      92,339
                                                                      2007       $14.536      $15.670      85,604
                                                                      2008       $15.670      $10.936      56,880
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.820      19,886
                                                                      2007        $9.820      $11.823      43,514
                                                                      2008       $11.823       $6.175      53,249
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.575      18,118
                                                                      2004       $13.575      $15.858      25,638
                                                                      2005       $15.858      $17.582      15,875
                                                                      2006       $17.582      $19.312      10,901
                                                                      2007       $19.312      $19.526      19,963
                                                                      2008       $19.526      $11.422       8,753
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.291      48,618
                                                                      2005       $11.291      $12.455      75,844
                                                                      2006       $12.455      $14.764      52,044
                                                                      2007       $14.764      $15.636      40,007
                                                                      2008       $15.636       $9.015      28,642
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.284      18,856
                                                                      2005       $11.284      $12.429      36,367
                                                                      2006       $12.429      $14.725      41,832
                                                                      2007       $14.725      $15.580      48,047
                                                                      2008       $15.580       $8.963      44,153

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          With MAV Death Benefit Option added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.391      $14.515       33,080
                                                                      2004       $14.515      $19.397       90,377
                                                                      2005       $19.397      $22.243      135,757
                                                                      2006       $22.243      $30.075      136,528
                                                                      2007       $30.075      $24.432      106,718
                                                                      2008       $24.432      $14.863      114,181



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.252          0
                                                            2007       $10.252      $11.804        537
                                                            2008       $11.804       $6.640        535
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.444          0
                                                            2007       $10.444      $11.114          0
                                                            2008       $11.114       $8.164          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.473          0
                                                            2007       $10.473      $11.304          0
                                                            2008       $11.304       $7.456          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.482          0
                                                            2007       $10.482      $11.428          0
                                                            2008       $11.428       $6.936          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.335          0
                                                            2007       $10.335      $10.743          0
                                                            2008       $10.743       $9.417          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.729          0
                                                            2007        $9.729      $11.680          0
                                                            2008       $11.680       $6.332          0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                              2006       $10.000      $10.805           0
                                                              2007       $10.805      $11.155           0
                                                              2008       $11.155       $6.881           0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                              2006       $10.000       $9.862           0
                                                              2007        $9.862      $11.164         847
                                                              2008       $11.164       $6.618         843
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                              2002       $10.000      $10.847           0
                                                              2003       $10.847      $13.384       9,772
                                                              2004       $13.384      $14.532      11,000
                                                              2005       $14.532      $14.767       9,974
                                                              2006       $14.767      $16.925       9,925
                                                              2007       $16.925      $15.996      10,476
                                                              2008       $15.996      $10.183       9,973
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                              2004       $10.000      $11.221         927
                                                              2005       $11.221      $11.192       3,358
                                                              2006       $11.192      $12.991       3,232
                                                              2007       $12.991      $13.229       8,144
                                                              2008       $13.229       $9.135       2,990
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                              2004       $10.000      $10.519           0
                                                              2005       $10.519      $10.435       3,137
                                                              2006       $10.435      $11.360       6,207
                                                              2007       $11.360      $11.844       5,843
                                                              2008       $11.844       $7.612       1,713
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small--Mid Cap Growth Securities Fund--Class 2 (1)
                                                              2002       $10.000      $11.531           0
                                                              2003       $11.531      $15.535           0
                                                              2004       $15.535      $16.999         128
                                                              2005       $16.999      $17.486         128
                                                              2006       $17.486      $18.658         127
                                                              2007       $18.658      $20.371         126
                                                              2008       $20.371      $11.498         126
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                              2002       $10.000      $11.222           0
                                                              2003       $11.222      $14.554           0
                                                              2004       $14.554      $17.679       3,988
                                                              2005       $17.679      $18.876       4,024
                                                              2006       $18.876      $21.676       4,491
                                                              2007       $21.676      $20.769       4,843
                                                              2008       $20.769      $13.655       4,233

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.235         254
                                                                 2005       $10.235      $10.289       1,468
                                                                 2006       $10.289      $10.506       1,445
                                                                 2007       $10.506      $10.993       1,402
                                                                 2008       $10.993      $11.610       5,951
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $11.000           0
                                                                 2007       $11.000      $12.076         778
                                                                 2008       $12.076       $8.480         774
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2002       $10.000      $10.321           0
                                                                 2003       $10.321      $12.679       7,781
                                                                 2004       $12.679      $14.018       9,581
                                                                 2005       $14.018      $15.213       9,606
                                                                 2006       $15.213      $17.679       8,455
                                                                 2007       $17.679      $17.956       8,301
                                                                 2008       $17.956      $11.085       7,927
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.229           0
                                                                 2003       $11.229      $16.865           0
                                                                 2004       $16.865      $20.645         156
                                                                 2005       $20.645      $25.825         131
                                                                 2006       $25.825      $32.472         553
                                                                 2007       $32.472      $41.046         409
                                                                 2008       $41.046      $19.055         406
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.472           0
                                                                 2003       $10.472      $13.591       4,569
                                                                 2004       $13.591      $15.812       4,211
                                                                 2005       $15.812      $17.101       5,234
                                                                 2006       $17.101      $20.387       6,881
                                                                 2007       $20.387      $23.103       6,165
                                                                 2008       $23.103      $13.521       5,189
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.718           0
                                                                 2003       $10.718      $12.881           0
                                                                 2004       $12.881      $14.507           0
                                                                 2005       $14.507      $13.803           0
                                                                 2006       $13.803      $15.280           0
                                                                 2007       $15.280      $16.647           0
                                                                 2008       $16.647      $17.355           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                             2004       $10.000      $10.905           0
                                                             2005       $10.905      $11.449       3,894
                                                             2006       $11.449      $12.884       3,916
                                                             2007       $12.884      $13.496       3,899
                                                             2008       $13.496       $9.449       3,881
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond--Debenture Portfolio
                                                             2004       $10.000      $10.356           0
                                                             2005       $10.356      $10.299       1,589
                                                             2006       $10.299      $11.053       2,121
                                                             2007       $11.053      $11.520       1,967
                                                             2008       $11.520       $9.325         262
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.889           0
                                                             2005       $10.889      $11.036         795
                                                             2006       $11.036      $12.705         792
                                                             2007       $12.705      $12.899         788
                                                             2008       $12.899       $8.050         784
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.137           0
                                                             2005       $11.137      $11.438           0
                                                             2006       $11.438      $12.115         550
                                                             2007       $12.115      $14.421         495
                                                             2008       $14.421       $8.742         497
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid--Cap Value Portfolio
                                                             2004       $10.000      $11.120           0
                                                             2005       $11.120      $11.814       1,568
                                                             2006       $11.814      $13.015       3,252
                                                             2007       $13.015      $12.849       3,168
                                                             2008       $12.849       $7.648       1,527
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2002       $10.000      $10.693           0
                                                             2003       $10.693      $13.087       3,341
                                                             2004       $13.087      $14.105       5,025
                                                             2005       $14.105      $14.354       5,491
                                                             2006       $14.354      $15.621       5,407
                                                             2007       $15.621      $15.866       4,021
                                                             2008       $15.866       $8.781       4,019
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.104           0
                                                             2005       $10.104      $10.150           0
                                                             2006       $10.150      $10.455       2,678
                                                             2007       $10.455      $10.681       2,803
                                                             2008       $10.681       $6.388       2,557

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.277         743
                                                               2004       $12.277      $12.848       1,951
                                                               2005       $12.848      $13.226       3,651
                                                               2006       $13.226      $13.980       5,519
                                                               2007       $13.980      $15.623       5,132
                                                               2008       $15.623       $8.333       3,301
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.145           0
                                                               2003       $10.145      $14.227       2,855
                                                               2004       $14.227      $16.601       3,556
                                                               2005       $16.601      $18.588       3,139
                                                               2006       $18.588      $21.415       3,084
                                                               2007       $21.415      $22.297       2,990
                                                               2008       $22.297      $13.059       3,144
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.658           0
                                                               2003       $10.658      $12.951         262
                                                               2004       $12.951      $13.823       2,727
                                                               2005       $13.823      $13.841       2,877
                                                               2006       $13.841      $14.841       2,897
                                                               2007       $14.841      $14.498       2,886
                                                               2008       $14.498       $3.049       4,440
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.174           0
                                                               2003       $10.174      $12.627       3,123
                                                               2004       $12.627      $13.528       5,403
                                                               2005       $13.528      $14.042       8,922
                                                               2006       $14.042      $15.819      10,114
                                                               2007       $15.819      $16.171       9,659
                                                               2008       $16.171       $9.742       5,911
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.350           0
                                                               2003       $10.350      $14.655       3,265
                                                               2004       $14.655      $17.145       4,341
                                                               2005       $17.145      $18.465       4,100
                                                               2006       $18.465      $20.784       4,433
                                                               2007       $20.784      $20.115       4,401
                                                               2008       $20.115      $12.241       3,543

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                             Number
                                                                 Accumulation Accumulation  of Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                        2002       $10.000      $10.057           0
                                                        2003       $10.057      $12.384       1,731
                                                        2004       $12.384      $14.518       1,841
                                                        2005       $14.518      $15.959       1,666
                                                        2006       $15.959      $16.090       1,478
                                                        2007       $16.090      $16.745       1,466
                                                        2008       $16.745       $8.348       1,351
------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                        2002       $10.000      $10.548           0
                                                        2003       $10.548      $12.130       2,956
                                                        2004       $12.130      $12.911       5,964
                                                        2005       $12.911      $12.989      11,033
                                                        2006       $12.989      $13.673       9,721
                                                        2007       $13.673      $14.702       9,988
                                                        2008       $14.702      $12.341       6,153
------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                        2002       $10.000      $10.384           0
                                                        2003       $10.384      $12.425         477
                                                        2004       $12.425      $13.308         906
                                                        2005       $13.308      $13.975         878
                                                        2006       $13.975      $15.482       2,606
                                                        2007       $15.482      $15.642       2,603
                                                        2008       $15.642      $10.238       2,369
------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                        2002       $10.000      $10.794           0
                                                        2003       $10.794      $13.497       2,660
                                                        2004       $13.497      $14.721       2,567
                                                        2005       $14.721      $15.207         308
                                                        2006       $15.207      $17.303         256
                                                        2007       $17.303      $15.957         239
                                                        2008       $15.957       $9.602         222
------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                        2002       $10.000       $9.720           0
                                                        2003        $9.720      $11.296         616
                                                        2004       $11.296      $11.878       1,394
                                                        2005       $11.878      $13.199       1,718
                                                        2006       $13.199      $13.319         469
                                                        2007       $13.319      $12.994         467
                                                        2008       $12.994      $10.577         465
------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                        2002       $10.000      $10.737           0
                                                        2003       $10.737      $13.337       4,749
                                                        2004       $13.337      $14.472       4,808
                                                        2005       $14.472      $14.646       5,026
                                                        2006       $14.646      $15.891       5,137
                                                        2007       $15.891      $16.032       5,219
                                                        2008       $16.032      $11.635       4,395

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2002       $10.000      $10.182           0
                                                    2003       $10.182      $10.436       3,822
                                                    2004       $10.436      $10.699       4,264
                                                    2005       $10.699      $10.750       8,948
                                                    2006       $10.750      $11.030       8,850
                                                    2007       $11.030      $11.391       7,601
                                                    2008       $11.391       $8.506       3,509
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.601           0
                                                    2003       $10.601      $13.374         819
                                                    2004       $13.374      $15.254         735
                                                    2005       $15.254      $16.801         673
                                                    2006       $16.801      $21.065       2,234
                                                    2007       $21.065      $22.405       2,027
                                                    2008       $22.405      $12.326       2,348
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.404           0
                                                    2003       $10.404      $12.984           0
                                                    2004       $12.984      $14.356         299
                                                    2005       $14.356      $15.334         259
                                                    2006       $15.334      $17.150         261
                                                    2007       $17.150      $15.963         250
                                                    2008       $15.963       $9.472         252
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.981           0
                                                    2003        $9.981       $9.847       1,949
                                                    2004        $9.847       $9.730       4,070
                                                    2005        $9.730       $9.793       9,057
                                                    2006        $9.793      $10.036      17,290
                                                    2007       $10.036      $10.321       9,154
                                                    2008       $10.321      $10.392       3,006
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.375           0
                                                    2003       $10.375      $13.488       1,912
                                                    2004       $13.488      $14.605       2,248
                                                    2005       $14.605      $15.771       2,434
                                                    2006       $15.771      $16.807       1,376
                                                    2007       $16.807      $17.442       1,356
                                                    2008       $17.442      $10.487       1,438

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2002       $10.000      $11.200           0
                                                              2003       $11.200      $14.565           0
                                                              2004       $14.565      $16.503         195
                                                              2005       $16.503      $17.155       1,151
                                                              2006       $17.155      $19.537       1,598
                                                              2007       $19.537      $18.238       1,698
                                                              2008       $18.238       $9.889         524
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.639           0
                                                              2003       $10.639      $13.088         119
                                                              2004       $13.088      $13.818         311
                                                              2005       $13.818      $14.245         279
                                                              2006       $14.245      $15.565         287
                                                              2007       $15.565      $15.363         260
                                                              2008       $15.363       $9.267         258
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.511           0
                                                              2003       $10.511      $12.076       9,347
                                                              2004       $12.076      $12.827       9,608
                                                              2005       $12.827      $13.095       9,712
                                                              2006       $13.095      $14.387       5,553
                                                              2007       $14.387      $14.256       4,187
                                                              2008       $14.256       $8.295       4,075
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.466           0
                                                              2003       $11.466      $14.049         783
                                                              2004       $14.049      $16.770       1,690
                                                              2005       $16.770      $17.874       1,633
                                                              2006       $17.874      $22.289       1,504
                                                              2007       $22.289      $26.240       1,318
                                                              2008       $26.240      $17.903       1,260
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.369           0
                                                              2003       $10.369      $13.554           0
                                                              2004       $13.554      $15.780         182
                                                              2005       $15.780      $17.373         204
                                                              2006       $17.373      $17.983         204
                                                              2007       $17.983      $18.323         203
                                                              2008       $18.323       $9.794         202
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.106           0
                                                              2003       $10.106      $12.391       9,395
                                                              2004       $12.391      $12.775      11,049
                                                              2005       $12.775      $13.254       9,078
                                                              2006       $13.254      $13.718       9,512
                                                              2007       $13.718      $14.208       9,552
                                                              2008       $14.208       $8.782       9,810

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                          2004       $10.000      $11.111       3,992
                                                          2005       $11.111      $12.119       3,896
                                                          2006       $12.119      $12.482       4,021
                                                          2007       $12.482      $14.408       3,671
                                                          2008       $14.408       $7.519       4,367
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2004       $10.000      $11.324           0
                                                          2005       $11.324      $11.573      10,101
                                                          2006       $11.573      $13.184      10,533
                                                          2007       $13.184      $12.638       9,453
                                                          2008       $12.638       $7.964       6,751
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2002       $10.000      $10.649           0
                                                          2003       $10.649      $13.647       5,800
                                                          2004       $13.647      $14.951       6,211
                                                          2005       $14.951      $16.103       6,908
                                                          2006       $16.103      $18.333      12,416
                                                          2007       $18.333      $18.448      12,869
                                                          2008       $18.448      $12.275      10,456
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.870       5,097
                                                          2005        $9.870       $9.924       5,091
                                                          2006        $9.924      $10.148       5,128
                                                          2007       $10.148      $10.404       5,100
                                                          2008       $10.404      $10.396       8,944
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2002       $10.000       $9.407           0
                                                          2003        $9.407      $11.731       6,491
                                                          2004       $11.731      $12.295       6,759
                                                          2005       $12.295      $12.992       6,513
                                                          2006       $12.992      $13.088       6,965
                                                          2007       $13.088      $14.984       6,236
                                                          2008       $14.984       $7.484       6,204
--------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                          2002       $10.000      $11.056           0
                                                          2003       $11.056      $13.865           0
                                                          2004       $13.865      $14.982         656
                                                          2005       $14.982      $16.492         587
                                                          2006       $16.492      $17.939       1,340
                                                          2007       $17.939      $18.733       1,287
                                                          2008       $18.733      $15.633         980

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                           Number
                                                               Accumulation Accumulation  of Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                      2004       $10.000      $10.948         735
                                                      2005       $10.948      $11.540      18,696
                                                      2006       $11.540      $12.753      25,496
                                                      2007       $12.753      $12.938      24,564
                                                      2008       $12.938       $9.820      23,504
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                      2004       $10.000      $10.745         901
                                                      2005       $10.745      $12.205         831
                                                      2006       $12.205      $12.473         869
                                                      2007       $12.473      $14.924         774
                                                      2008       $14.924       $7.443           0
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                      2004       $10.000      $10.720           0
                                                      2005       $10.720      $12.152           0
                                                      2006       $12.152      $12.383           0
                                                      2007       $12.383      $14.788           0
                                                      2008       $14.788       $7.352           0
----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                      2003       $10.000      $10.000           0
                                                      2004       $10.000      $11.069           0
                                                      2005       $11.069      $12.168           0
                                                      2006       $12.168      $14.514           0
                                                      2007       $14.514      $15.638           0
                                                      2008       $15.638      $10.908           0
----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                      2006       $10.000       $9.816         763
                                                      2007        $9.816      $11.813         680
                                                      2008       $11.813       $6.167         791
----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                      2003       $10.000      $13.570           0
                                                      2004       $13.570      $15.845         271
                                                      2005       $15.845      $17.558         226
                                                      2006       $17.558      $19.276         232
                                                      2007       $19.276      $19.480         205
                                                      2008       $19.480      $11.389         212

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.287       1,361
                                                       2005       $11.287      $12.444       1,263
                                                       2006       $12.444      $14.744       1,177
                                                       2007       $14.744      $15.607         991
                                                       2008       $15.607       $8.994         512
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.281           0
                                                       2005       $11.281      $12.419           0
                                                       2006       $12.419      $14.705         226
                                                       2007       $14.705      $15.551         230
                                                       2008       $15.551       $8.942         244
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2002       $10.000      $10.697           0
                                                       2003       $10.697      $14.502         531
                                                       2004       $14.502      $19.370         570
                                                       2005       $19.370      $22.200         452
                                                       2006       $22.200      $30.002         351
                                                       2007       $30.002      $24.361         379
                                                       2008       $24.361      $14.812         389



* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities-Class 2, Lord Abbett Series-All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series-Growth and Income, Lord Abbett Series-Growth Opportunities, Lord Abbett Series-Mid-Cap Value and Oppenheimer Core Bond/VA-Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund-Service Class 2 Sub-Account, Fidelity VIP Freedom 2010-Service Class 2 Sub-Account, Fidelity VIP Freedom 2020-Service Class 2 Sub-Account, Fidelity VIP Freedom 2030-Service Class 2 Sub-Account, Fidelity VIP Freedom Income-Service Class 2 Sub-Account, Fidelity VIP Growth Stock-Service Class 2 Sub-Account, Fidelity VIP Index 500-Service Class 2 Sub-Account, Fidelity VIP Mid Cap-Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities-Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities-Class 2 Sub-Account and the FTVIP Templeton Global Income Securities-Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65

(2)Effective October 1, 2004, the Putnam VT Health Sciences-Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research-Class IB Sub-Account and the Putnam VT Utilities Growth and Income-Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.249      14,834
                                                            2007       $10.249      $11.794      15,862
                                                            2008       $11.794       $6.631      17,752
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.440           0
                                                            2007       $10.440      $11.104           0
                                                            2008       $11.104       $8.152         288
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.470           0
                                                            2007       $10.470      $11.295       7,668
                                                            2008       $11.295       $7.446       8,963
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.479           0
                                                            2007       $10.479      $11.419           0
                                                            2008       $11.419       $6.926           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.331           0
                                                            2007       $10.331      $10.734           0
                                                            2008       $10.734       $9.404         558
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.726           0
                                                            2007        $9.726      $11.670           0
                                                            2008       $11.670       $6.323         741
----------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                            2006       $10.000      $10.802           0
                                                            2007       $10.802      $11.145           0
                                                            2008       $11.145       $6.871       3,553

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.858       3,581
                                                                      2007        $9.858      $11.154       5,625
                                                                      2008       $11.154       $6.609       5,618
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.846      11,854
                                                                      2003       $10.846      $13.376      46,365
                                                                      2004       $13.376      $14.516      74,854
                                                                      2005       $14.516      $14.743      75,086
                                                                      2006       $14.743      $16.889      66,833
                                                                      2007       $16.889      $15.954      65,254
                                                                      2008       $15.954      $10.151      53,462
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.217      16,682
                                                                      2005       $11.217      $11.183      31,911
                                                                      2006       $11.183      $12.973      52,598
                                                                      2007       $12.973      $13.205      49,013
                                                                      2008       $13.205       $9.113      46,322
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.517       2,412
                                                                      2005       $10.517      $10.428      29,785
                                                                      2006       $10.428      $11.347      45,245
                                                                      2007       $11.347      $11.825      46,359
                                                                      2008       $11.825       $7.595      44,315
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.530           0
                                                                      2003       $11.530      $15.526       4,180
                                                                      2004       $15.526      $16.980       4,378
                                                                      2005       $16.980      $17.458       3,987
                                                                      2006       $17.458      $18.618       3,524
                                                                      2007       $18.618      $20.317       1,563
                                                                      2008       $20.317      $11.462       1,319
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.220          26
                                                                      2003       $11.220      $14.545      22,354
                                                                      2004       $14.545      $17.659      44,473
                                                                      2005       $17.659      $18.845      51,954
                                                                      2006       $18.845      $21.630      54,312
                                                                      2007       $21.630      $20.714      52,005
                                                                      2008       $20.714      $13.612      44,299

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.232        3,419
                                                                 2005       $10.232      $10.280       10,772
                                                                 2006       $10.280      $10.492        7,877
                                                                 2007       $10.492      $10.972        7,483
                                                                 2008       $10.972      $11.582       19,922
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $10.996        5,397
                                                                 2007       $10.996      $12.065        6,815
                                                                 2008       $12.065       $8.469       15,737
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2002       $10.000      $10.320            0
                                                                 2003       $10.320      $12.671       43,101
                                                                 2004       $12.671      $14.002       74,703
                                                                 2005       $14.002      $15.188      100,052
                                                                 2006       $15.188      $17.641      104,046
                                                                 2007       $17.641      $17.908      104,027
                                                                 2008       $17.908      $11.050       87,342
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.228          460
                                                                 2003       $11.228      $16.854        2,074
                                                                 2004       $16.854      $20.622        6,743
                                                                 2005       $20.622      $25.783       11,118
                                                                 2006       $25.783      $32.403       10,943
                                                                 2007       $32.403      $40.938        8,995
                                                                 2008       $40.938      $18.994       11,553
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.471            0
                                                                 2003       $10.471      $13.582       14,384
                                                                 2004       $13.582      $15.795       22,487
                                                                 2005       $15.795      $17.073       32,718
                                                                 2006       $17.073      $20.343       43,745
                                                                 2007       $20.343      $23.042       39,322
                                                                 2008       $23.042      $13.478       39,549
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.716          303
                                                                 2003       $10.716      $12.873        8,849
                                                                 2004       $12.873      $14.491        9,789
                                                                 2005       $14.491      $13.780        8,793
                                                                 2006       $13.780      $15.247        9,410
                                                                 2007       $15.247      $16.603        9,572
                                                                 2008       $16.603      $17.300        6,170

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                             2004       $10.000      $10.904         996
                                                             2005       $10.904      $11.442       5,983
                                                             2006       $11.442      $12.870      10,362
                                                             2007       $12.870      $13.474       7,418
                                                             2008       $13.474       $9.429       6,091
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                             2004       $10.000      $10.355           0
                                                             2005       $10.355      $10.292      26,125
                                                             2006       $10.292      $11.040      37,008
                                                             2007       $11.040      $11.501      36,002
                                                             2008       $11.501       $9.305      43,851
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.888       4,964
                                                             2005       $10.888      $11.029      20,196
                                                             2006       $11.029      $12.691      22,574
                                                             2007       $12.691      $12.878      22,801
                                                             2008       $12.878       $8.032       7,988
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.136           0
                                                             2005       $11.136      $11.431       6,212
                                                             2006       $11.431      $12.101      11,813
                                                             2007       $12.101      $14.398      13,159
                                                             2008       $14.398       $8.723      13,155
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                             2004       $10.000      $11.119      11,443
                                                             2005       $11.119      $11.806      27,985
                                                             2006       $11.806      $13.001      30,535
                                                             2007       $13.001      $12.828      29,272
                                                             2008       $12.828       $7.632      22,719
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2002       $10.000      $10.692         404
                                                             2003       $10.692      $13.079      63,338
                                                             2004       $13.079      $14.089      82,954
                                                             2005       $14.089      $14.331      57,790
                                                             2006       $14.331      $15.587      50,266
                                                             2007       $15.587      $15.824      42,435
                                                             2008       $15.824       $8.754      42,565
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.102           1
                                                             2005       $10.102      $10.143       6,138
                                                             2006       $10.143      $10.443      22,411
                                                             2007       $10.443      $10.663      21,985
                                                             2008       $10.663       $6.374      21,445

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.273       23,160
                                                               2004       $12.273      $12.837       40,804
                                                               2005       $12.837      $13.208       54,999
                                                               2006       $13.208      $13.954       63,674
                                                               2007       $13.954      $15.586       56,435
                                                               2008       $15.586       $8.309       46,518
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.144          450
                                                               2003       $10.144      $14.218       92,586
                                                               2004       $14.218      $16.582      106,291
                                                               2005       $16.582      $18.558       87,037
                                                               2006       $18.558      $21.369       83,879
                                                               2007       $21.369      $22.238       83,591
                                                               2008       $22.238      $13.018       71,310
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.657        4,391
                                                               2003       $10.657      $12.943       27,534
                                                               2004       $12.943      $13.807       70,579
                                                               2005       $13.807      $13.818       47,047
                                                               2006       $13.818      $14.809       43,563
                                                               2007       $14.809      $14.459       30,750
                                                               2008       $14.459       $3.039       51,115
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.173        1,290
                                                               2003       $10.173      $12.619       75,748
                                                               2004       $12.619      $13.513      111,106
                                                               2005       $13.513      $14.019      124,647
                                                               2006       $14.019      $15.785      129,741
                                                               2007       $15.785      $16.128      119,159
                                                               2008       $16.128       $9.711      105,431
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.349          522
                                                               2003       $10.349      $14.646       49,259
                                                               2004       $14.646      $17.126       49,689
                                                               2005       $17.126      $18.435       38,240
                                                               2006       $18.435      $20.739       38,671
                                                               2007       $20.739      $20.062       38,046
                                                               2008       $20.062      $12.202       30,202

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                             Number
                                                                 Accumulation Accumulation  of Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                        2002       $10.000      $10.056            0
                                                        2003       $10.056      $12.376        1,775
                                                        2004       $12.376      $14.501        6,467
                                                        2005       $14.501      $15.933       15,382
                                                        2006       $15.933      $16.055       17,702
                                                        2007       $16.055      $16.701       14,106
                                                        2008       $16.701       $8.321       10,084
------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                        2002       $10.000      $10.547          587
                                                        2003       $10.547      $12.123       91,119
                                                        2004       $12.123      $12.897      140,314
                                                        2005       $12.897      $12.967      211,902
                                                        2006       $12.967      $13.643      208,110
                                                        2007       $13.643      $14.663      198,924
                                                        2008       $14.663      $12.302      138,953
------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                        2002       $10.000      $10.383            0
                                                        2003       $10.383      $12.418        8,650
                                                        2004       $12.418      $13.293       17,401
                                                        2005       $13.293      $13.952       11,842
                                                        2006       $13.952      $15.449       16,884
                                                        2007       $15.449      $15.601       14,948
                                                        2008       $15.601      $10.205       12,261
------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                        2002       $10.000      $10.793        3,975
                                                        2003       $10.793      $13.489       51,316
                                                        2004       $13.489      $14.704       63,684
                                                        2005       $14.704      $15.182       68,393
                                                        2006       $15.182      $17.266       65,926
                                                        2007       $17.266      $15.915       66,762
                                                        2008       $15.915       $9.571       44,921
------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                        2002       $10.000       $9.719          513
                                                        2003        $9.719      $11.289       12,430
                                                        2004       $11.289      $11.865       17,089
                                                        2005       $11.865      $13.178       17,183
                                                        2006       $13.178      $13.290       14,596
                                                        2007       $13.290      $12.960       14,807
                                                        2008       $12.960      $10.544       12,312
------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                        2002       $10.000      $10.736            0
                                                        2003       $10.736      $13.329       29,635
                                                        2004       $13.736      $14.456       39,771
                                                        2005       $14.456      $14.622       35,570
                                                        2006       $14.622      $15.857       40,582
                                                        2007       $15.857      $15.990       38,390
                                                        2008       $15.990      $11.598       25,469

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2002       $10.000      $10.180          296
                                                    2003       $10.180      $10.430       61,097
                                                    2004       $10.430      $10.687       76,632
                                                    2005       $10.687      $10.733       98,493
                                                    2006       $10.733      $11.006      103,612
                                                    2007       $11.006      $11.361       96,249
                                                    2008       $11.361       $8.480       77,446
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.600          800
                                                    2003       $10.600      $13.366       11,831
                                                    2004       $13.366      $15.237       13,934
                                                    2005       $15.237      $16.774       19,691
                                                    2006       $16.774      $21.020       23,392
                                                    2007       $21.020      $22.346       24,519
                                                    2008       $22.346      $12.287       23,399
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.403            0
                                                    2003       $10.403      $12.976        7,758
                                                    2004       $12.976      $14.340        8,048
                                                    2005       $14.340      $15.309       13,156
                                                    2006       $15.309      $17.113       17,627
                                                    2007       $17.113      $15.921       20,378
                                                    2008       $15.921       $9.442        7,405
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.980            0
                                                    2003        $9.980       $9.841       53,140
                                                    2004        $9.841       $9.719      106,208
                                                    2005        $9.719       $9.777      137,648
                                                    2006        $9.777      $10.014      154,407
                                                    2007       $10.014      $10.294      144,007
                                                    2008       $10.294      $10.359      204,241
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.374        3,591
                                                    2003       $10.374      $13.480        7,704
                                                    2004       $13.480      $14.588       11,893
                                                    2005       $14.588      $15.745       12,802
                                                    2006       $15.745      $16.771       12,227
                                                    2007       $16.771      $17.396       11,461
                                                    2008       $17.396      $10.454        8,735

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                              2002       $10.000      $11.199         945
                                                              2003       $11.199      $14.556      11,071
                                                              2004       $14.556      $16.485      23,719
                                                              2005       $16.485      $17.127      27,261
                                                              2006       $17.127      $19.495      28,783
                                                              2007       $19.495      $18.190      29,927
                                                              2008       $18.190       $9.858      26,969
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.638           0
                                                              2003       $10.638      $13.080       5,222
                                                              2004       $13.080      $13.803       3,459
                                                              2005       $13.803      $14.221       3,421
                                                              2006       $14.221      $15.532       2,877
                                                              2007       $15.532      $15.322       1,842
                                                              2008       $15.322       $9.238       1,471
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.510         999
                                                              2003       $10.510      $12.069      49,323
                                                              2004       $12.069      $12.812      62,387
                                                              2005       $12.812      $13.074      54,761
                                                              2006       $13.074      $14.356      47,702
                                                              2007       $14.356      $14.218      38,668
                                                              2008       $14.218       $8.269      25,378
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.465           0
                                                              2003       $11.465      $14.041       8,391
                                                              2004       $14.041      $16.751       8,358
                                                              2005       $16.751      $17.844       9,837
                                                              2006       $17.844      $22.241       9,232
                                                              2007       $22.241      $26.170       6,569
                                                              2008       $26.170      $17.847       7,939
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.368           0
                                                              2003       $10.368      $13.545       6,744
                                                              2004       $13.545      $15.762      11,286
                                                              2005       $15.762      $17.344       9,400
                                                              2006       $17.344      $17.945       9,342
                                                              2007       $17.945      $18.275       8,059
                                                              2008       $18.275       $9.763       5,705
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.105         706
                                                              2003       $10.105      $12.383      45,547
                                                              2004       $12.383      $12.761      52,828
                                                              2005       $12.761      $13.233      59,629
                                                              2006       $13.233      $13.689      59,044
                                                              2007       $13.689      $14.170      55,533
                                                              2008       $14.170       $8.754      34,251

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                          2004       $10.000      $11.107       11,239
                                                          2005       $11.107      $12.109       12,114
                                                          2006       $12.109      $12.465       14,318
                                                          2007       $12.465      $14.381       11,835
                                                          2008       $14.381       $7.501       11,102
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2004       $10.000      $11.320           16
                                                          2005       $11.320      $11.563       50,549
                                                          2006       $11.563      $13.166       70,910
                                                          2007       $13.166      $12.615       69,274
                                                          2008       $12.615       $7.945       45,697
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2002       $10.000      $10.648            0
                                                          2003       $10.648      $13.338       86,262
                                                          2004       $13.338      $14.934      190,316
                                                          2005       $14.934      $16.077      143,870
                                                          2006       $16.077      $18.294      136,527
                                                          2007       $18.294      $18.399      115,573
                                                          2008       $18.399      $12.236       69,634
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.865           33
                                                          2005        $9.865       $9.914       84,749
                                                          2006        $9.914      $10.133       40,328
                                                          2007       $10.133      $10.383       46,255
                                                          2008       $10.383      $10.369       45,645
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2002       $10.000       $9.406            0
                                                          2003        $9.406      $11.724       20,758
                                                          2004       $11.724      $12.282       23,817
                                                          2005       $12.282      $12.971       91,131
                                                          2006       $12.971      $13.060       88,285
                                                          2007       $13.060      $14.944       83,745
                                                          2008       $14.944       $7.460       41,991
--------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                          2002       $10.000      $11.055            0
                                                          2003       $11.055      $13.857        1,345
                                                          2004       $13.857      $14.965       14,147
                                                          2005       $14.965      $16.465       13,705
                                                          2006       $16.465      $17.900       14,043
                                                          2007       $17.900      $18.683       14,452
                                                          2008       $18.683      $15.584       11,386

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                           Number
                                                               Accumulation Accumulation  of Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                      2004       $10.000      $10.944       5,451
                                                      2005       $10.944      $11.531      20,177
                                                      2006       $11.531      $12.736      28,848
                                                      2007       $12.736      $12.914      28,992
                                                      2008       $12.914       $9.796      26,218
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                      2004       $10.000      $10.741      15,641
                                                      2005       $10.741      $12.195      13,315
                                                      2006       $12.195      $12.456      11,712
                                                      2007       $12.456      $14.896      11,712
                                                      2008       $14.896       $7.426      11,985
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                      2004       $10.000      $10.716       4,848
                                                      2005       $10.716      $12.142       5,544
                                                      2006       $12.142      $12.367       5,861
                                                      2007       $12.367      $14.760       5,079
                                                      2008       $14.760       $7.335       5,673
----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                      2003       $10.000      $10.000           0
                                                      2004       $10.000      $11.064       7,374
                                                      2005       $11.064      $12.155      16,086
                                                      2006       $12.155      $14.491      21,374
                                                      2007       $14.491      $15.607      18,532
                                                      2008       $15.607      $10.880      13,370
----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                      2006       $10.000       $9.813       5,577
                                                      2007        $9.813      $11.803       3,665
                                                      2008       $11.803       $6.158       8,553
----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                      2003       $10.000      $13.566       2,958
                                                      2004       $13.566      $15.831       6,274
                                                      2005       $15.831      $17.534       6,942
                                                      2006       $17.534      $19.240       7,162
                                                      2007       $19.240      $19.433       5,360
                                                      2008       $19.433      $11.356       5,179

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.283      32,469
                                                       2005       $11.283      $12.433      26,863
                                                       2006       $12.433      $14.724      25,184
                                                       2007       $14.724      $15.578      24,403
                                                       2008       $15.578       $8.973      29,664
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.277       7,262
                                                       2005       $11.277      $12.408      10,922
                                                       2006       $12.408      $14.685      11,863
                                                       2007       $14.685      $15.522       9,815
                                                       2008       $15.522       $8.920       6,828
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2002       $10.000      $10.696           0
                                                       2003       $10.696      $14.493       8,229
                                                       2004       $14.493      $19.348      20,032
                                                       2005       $19.348      $22.164      21,386
                                                       2006       $22.164      $29.938      21,087
                                                       2007       $29.938      $24.296      18,547
                                                       2008       $24.296      $14.765      15,256



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.245         0
                                                            2007       $10.245      $11.784         0
                                                            2008       $11.784       $6.622         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.437         0
                                                            2007       $10.437      $11.095         0
                                                            2008       $11.095       $8.141         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.466         0
                                                            2007       $10.466      $11.285         0
                                                            2008       $11.285       $7.436         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.475         0
                                                            2007       $10.475      $11.409         0
                                                            2008       $11.409       $6.917         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.327         0
                                                            2007       $10.327      $10.725         0
                                                            2008       $10.725       $9.391         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.723         0
                                                            2007        $9.723      $11.660         0
                                                            2008       $11.660       $6.315         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.798         0
                                                                      2007       $10.798      $11.136         0
                                                                      2008       $11.136       $6.862         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.855         0
                                                                      2007        $9.855      $11.145         0
                                                                      2008       $11.145       $6.600         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.704      $13.371         0
                                                                      2004       $13.371      $14.504         0
                                                                      2005       $14.504      $14.723         0
                                                                      2006       $14.723      $16.857         0
                                                                      2007       $16.857      $15.916         0
                                                                      2008       $15.916      $10.122         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.214         0
                                                                      2005       $11.214      $11.173         0
                                                                      2006       $11.173      $12.956         0
                                                                      2007       $12.956      $13.180         0
                                                                      2008       $13.180       $9.091         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.516         0
                                                                      2005       $10.516      $10.422         0
                                                                      2006       $10.422      $11.334         0
                                                                      2007       $11.334      $11.805         0
                                                                      2008       $11.805       $7.579         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.827      $15.520         0
                                                                      2004       $15.520      $16.966         0
                                                                      2005       $16.966      $17.434         0
                                                                      2006       $17.434      $18.583         0
                                                                      2007       $18.583      $20.269         0
                                                                      2008       $20.269      $11.429         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.045      $14.540         0
                                                                      2004       $14.540      $17.644         0
                                                                      2005       $17.644      $18.819         0
                                                                      2006       $18.819      $21.589         0
                                                                      2007       $21.589      $20.664         0
                                                                      2008       $20.664      $13.573         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.228         0
                                                                 2005       $10.228      $10.272         0
                                                                 2006       $10.272      $10.477         0
                                                                 2007       $10.477      $10.952         0
                                                                 2008       $10.952      $11.555         0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $10.992         0
                                                                 2007       $10.992      $12.055         0
                                                                 2008       $12.055       $8.457         0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2003       $10.605      $12.667         0
                                                                 2004       $12.667      $13.990         0
                                                                 2005       $13.990      $15.168         0
                                                                 2006       $15.168      $17.608         0
                                                                 2007       $17.608      $17.866         0
                                                                 2008       $17.866      $11.018         0
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2003       $11.681      $16.849         0
                                                                 2004       $16.849      $20.604         0
                                                                 2005       $20.604      $25.748         0
                                                                 2006       $25.748      $32.343         0
                                                                 2007       $32.343      $40.840         0
                                                                 2008       $40.840      $18.940         0
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2003       $10.383      $13.578         0
                                                                 2004       $13.578      $15.781         0
                                                                 2005       $15.781      $17.050         0
                                                                 2006       $17.050      $20.306         0
                                                                 2007       $20.306      $22.987         0
                                                                 2008       $22.987      $13.439         0
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2003       $11.589      $12.869         0
                                                                 2004       $12.869      $14.479         0
                                                                 2005       $14.479      $13.761         0
                                                                 2006       $13.761      $15.219         0
                                                                 2007       $15.219      $16.564         0
                                                                 2008       $16.564      $17.251         0
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                 2004       $10.000      $10.902         0
                                                                 2005       $10.902      $11.435         0
                                                                 2006       $11.435      $12.855         0
                                                                 2007       $12.855      $13.452         0
                                                                 2008       $13.452       $9.409         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                             2004       $10.000      $10.353         0
                                                             2005       $10.353      $10.286         0
                                                             2006       $10.286      $11.028         0
                                                             2007       $11.028      $11.482         0
                                                             2008       $11.482       $9.285         0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.886         0
                                                             2005       $10.886      $11.022         0
                                                             2006       $11.022      $12.676         0
                                                             2007       $12.676      $12.856         0
                                                             2008       $12.856       $8.015         0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.134         0
                                                             2005       $11.134      $11.424         0
                                                             2006       $11.424      $12.087         0
                                                             2007       $12.087      $14.374         0
                                                             2008       $14.374       $8.704         0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                             2004       $10.000      $11.117         0
                                                             2005       $11.117      $11.799         0
                                                             2006       $11.799      $12.986         0
                                                             2007       $12.986      $12.806         0
                                                             2008       $12.806       $7.615         0
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2003       $11.110      $13.075         0
                                                             2004       $13.075      $14.077         0
                                                             2005       $14.077      $14.311         0
                                                             2006       $14.311      $15.558         0
                                                             2007       $15.558      $15.787         0
                                                             2008       $15.787       $8.728         0
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.101         0
                                                             2005       $10.101      $10.137         0
                                                             2006       $10.137      $10.431         0
                                                             2007       $10.431      $10.646         0
                                                             2008       $10.646       $6.360         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.268         0
                                                               2004       $12.268      $12.826         0
                                                               2005       $12.826      $13.190         0
                                                               2006       $13.190      $13.928         0
                                                               2007       $13.928      $15.549         0
                                                               2008       $15.549       $8.285         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2003       $10.084      $14.213         0
                                                               2004       $14.213      $16.568         0
                                                               2005       $16.568      $18.532         0
                                                               2006       $18.532      $21.330         0
                                                               2007       $21.330      $22.185         0
                                                               2008       $22.185      $12.980         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2003       $11.733      $12.938         0
                                                               2004       $12.938      $13.795         0
                                                               2005       $13.795      $13.800         0
                                                               2006       $13.800      $14.781         0
                                                               2007       $14.781      $14.425         0
                                                               2008       $14.425       $3.031         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.466      $12.615         0
                                                               2004       $12.615      $13.501         0
                                                               2005       $13.501      $14.000         0
                                                               2006       $14.000      $15.756         0
                                                               2007       $15.756      $16.090         0
                                                               2008       $16.090       $9.683         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.716      $14.641         0
                                                               2004       $14.641      $17.111         0
                                                               2005       $17.111      $18.410         0
                                                               2006       $18.410      $20.700         0
                                                               2007       $20.700      $20.014         0
                                                               2008       $20.014      $12.167         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                               2003       $10.342      $12.372         0
                                                               2004       $12.372      $14.489         0
                                                               2005       $14.489      $15.912         0
                                                               2006       $15.912      $16.025         0
                                                               2007       $16.025      $16.661         0
                                                               2008       $16.661       $8.297         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.249      $12.119         0
                                                               2004       $12.119      $12.886         0
                                                               2005       $12.886      $12.950         0
                                                               2006       $12.950      $13.618         0
                                                               2007       $13.618      $14.628         0
                                                               2008       $14.628      $12.266         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                   2003       $10.754      $12.414         0
                                                   2004       $12.414      $13.282         0
                                                   2005       $13.282      $13.933         0
                                                   2006       $13.933      $15.420         0
                                                   2007       $15.420      $15.564         0
                                                   2008       $15.564      $10.176         0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                   2003       $10.995      $13.484         0
                                                   2004       $13.484      $14.692         0
                                                   2005       $14.692      $15.161         0
                                                   2006       $15.161      $17.233         0
                                                   2007       $17.233      $15.877         0
                                                   2008       $15.877       $9.544         0
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                   2003       $10.235      $11.285         0
                                                   2004       $11.285      $11.855         0
                                                   2005       $11.855      $13.160         0
                                                   2006       $13.160      $13.266         0
                                                   2007       $13.266      $12.929         0
                                                   2008       $12.929      $10.513         0
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2003       $11.868      $13.324         0
                                                   2004       $13.324      $14.443         0
                                                   2005       $14.443      $14.603         0
                                                   2006       $14.603      $15.827         0
                                                   2007       $15.827      $15.952         0
                                                   2008       $15.952      $11.565         0
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2003       $10.358      $10.426         0
                                                   2004       $10.426      $10.677         0
                                                   2005       $10.677      $10.718         0
                                                   2006       $10.718      $10.986         0
                                                   2007       $10.986      $11.334         0
                                                   2008       $11.334       $8.455         0
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2003       $10.577      $13.361         0
                                                   2004       $13.361      $15.224         0
                                                   2005       $15.224      $16.751         0
                                                   2006       $16.751      $20.980         0
                                                   2007       $20.980      $22.292         0
                                                   2008       $22.292      $12.252         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                          2003       $10.694      $12.972         0
                                                          2004       $12.972      $14.328         0
                                                          2005       $14.328      $15.288         0
                                                          2006       $15.288      $17.081         0
                                                          2007       $17.081      $15.883         0
                                                          2008       $15.883       $9.415         0
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                          2003        $9.939       $9.838         0
                                                          2004        $9.838       $9.710         0
                                                          2005        $9.710       $9.764         0
                                                          2006        $9.764       $9.995         0
                                                          2007        $9.995      $10.269         0
                                                          2008       $10.269      $10.329         0
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                          2003       $10.981      $13.475         0
                                                          2004       $13.475      $14.576         0
                                                          2005       $14.576      $15.724         0
                                                          2006       $15.724      $16.739         0
                                                          2007       $16.739      $17.355         0
                                                          2008       $17.355      $10.424         0
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                          2003       $11.323      $14.551         0
                                                          2004       $14.551      $16.471         0
                                                          2005       $16.471      $17.104         0
                                                          2006       $17.104      $19.459         0
                                                          2007       $19.459      $18.146         0
                                                          2008       $18.146       $9.830         0
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                          2003       $10.843      $13.075         0
                                                          2004       $13.075      $13.791         0
                                                          2005       $13.791      $14.202         0
                                                          2006       $14.202      $15.503         0
                                                          2007       $15.503      $15.285         0
                                                          2008       $15.285       $9.211         0
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2003       $10.684      $12.064         0
                                                          2004       $12.064      $12.801         0
                                                          2005       $12.801      $13.056         0
                                                          2006       $13.056      $14.330         0
                                                          2007       $14.330      $14.184         0
                                                          2008       $14.184       $8.245         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                           2003       $11.649      $14.036         0
                                                           2004       $14.036      $16.737         0
                                                           2005       $16.737      $17.820         0
                                                           2006       $17.820      $22.200         0
                                                           2007       $22.200      $26.108         0
                                                           2008       $26.108      $17.795         0
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                           2003       $10.800      $13.541         0
                                                           2004       $13.541      $15.749         0
                                                           2005       $15.749      $17.321         0
                                                           2006       $17.321      $17.912         0
                                                           2007       $17.912      $18.231         0
                                                           2008       $18.231       $9.735         0
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                           2003       $10.580      $12.379         0
                                                           2004       $12.379      $12.750         0
                                                           2005       $12.750      $13.215         0
                                                           2006       $13.215      $13.664         0
                                                           2007       $13.664      $14.137         0
                                                           2008       $14.137       $8.729         0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.103         0
                                                           2005       $11.103      $12.099         0
                                                           2006       $12.099      $12.449         0
                                                           2007       $12.449      $14.354         0
                                                           2008       $14.354       $7.483         0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.316         0
                                                           2005       $11.316      $11.554         0
                                                           2006       $11.554      $13.148         0
                                                           2007       $13.148      $12.591         0
                                                           2008       $12.591       $7.926         0
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.781      $13.333         0
                                                           2004       $13.333      $14.922         0
                                                           2005       $14.922      $16.055         0
                                                           2006       $16.055      $18.259         0
                                                           2007       $18.259      $18.355         0
                                                           2008       $18.355      $12.201         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                       2003       $10.000      $10.000         0
                                                       2004       $10.000       $9.860         0
                                                       2005        $9.860       $9.904         0
                                                       2006        $9.904      $10.117         0
                                                       2007       $10.117      $10.362         0
                                                       2008       $10.362      $10.343         0
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                       2003        $9.931      $11.720         0
                                                       2004       $11.720      $12.271         0
                                                       2005       $12.271      $12.953         0
                                                       2006       $12.953      $13.036         0
                                                       2007       $13.036      $14.909         0
                                                       2008       $14.909       $7.439         0
-----------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                       2003       $12.292      $13.852         0
                                                       2004       $13.852      $14.953         0
                                                       2005       $14.953      $16.443         0
                                                       2006       $16.443      $17.867         0
                                                       2007       $17.867      $18.639         0
                                                       2008       $18.639      $15.539         0
-----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                       2004       $10.000      $10.941         0
                                                       2005       $10.941      $11.521         0
                                                       2006       $11.521      $12.719         0
                                                       2007       $12.719      $12.890         0
                                                       2008       $12.890       $9.773         0
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.738         0
                                                       2005       $10.738      $12.184         0
                                                       2006       $12.184      $12.439         0
                                                       2007       $12.439      $14.868         0
                                                       2008       $14.868       $7.408         0
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.712         0
                                                       2005       $10.712      $12.131         0
                                                       2006       $12.131      $12.350         0
                                                       2007       $12.350      $14.732         0
                                                       2008       $14.732       $7.317         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000         0
                                                       2004       $10.000      $11.058         0
                                                       2005       $11.058      $12.143         0
                                                       2006       $12.143      $14.469         0
                                                       2007       $14.469      $15.575         0
                                                       2008       $15.575      $10.852         0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.809         0
                                                       2007        $9.809      $11.793         0
                                                       2008       $11.793       $6.150         0
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.561         0
                                                       2004       $13.561      $15.818         0
                                                       2005       $15.818      $17.510         0
                                                       2006       $17.510      $19.204         0
                                                       2007       $19.204      $19.387         0
                                                       2008       $19.387      $11.323         0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.280         0
                                                       2005       $11.280      $12.423         0
                                                       2006       $12.423      $14.704         0
                                                       2007       $14.704      $15.548         0
                                                       2008       $15.548       $8.951         0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.273         0
                                                       2005       $11.273      $12.398         0
                                                       2006       $12.398      $14.665         0
                                                       2007       $14.665      $15.493         0
                                                       2008       $15.493       $8.899         0
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2003       $11.382      $14.488         0
                                                       2004       $14.488      $19.332         0
                                                       2005       $19.332      $22.134         0
                                                       2006       $22.134      $29.882         0
                                                       2007       $29.882      $24.238         0
                                                       2008       $24.238      $14.722         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.242         0
                                                            2007       $10.242      $11.774         0
                                                            2008       $11.774       $6.613         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.433         0
                                                            2007       $10.433      $11.085         0
                                                            2008       $11.085       $8.130         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.463         0
                                                            2007       $10.463      $11.275         0
                                                            2008       $11.275       $7.426         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.472         0
                                                            2007       $10.472      $11.399         0
                                                            2008       $11.399       $6.907         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.324         0
                                                            2007       $10.324      $10.716         0
                                                            2008       $10.716       $9.378         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.720           0
                                                                      2007        $9.720      $11.650           0
                                                                      2008       $11.650       $6.306           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.794           0
                                                                      2007       $10.794      $11.126           0
                                                                      2008       $11.126       $6.853           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.852           0
                                                                      2007        $9.852      $11.135           0
                                                                      2008       $11.135       $6.591           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.844         629
                                                                      2003       $10.844      $13.359       9,885
                                                                      2004       $13.359      $14.483      10,850
                                                                      2005       $14.483      $14.695      12,054
                                                                      2006       $14.695      $16.817      11,076
                                                                      2007       $16.817      $15.869       7,899
                                                                      2008       $15.869      $10.087       8,006
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.210           0
                                                                      2005       $11.210      $11.164       2,002
                                                                      2006       $11.164      $12.938       1,994
                                                                      2007       $12.938      $13.155       1,838
                                                                      2008       $13.155       $9.070       1,646
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.515           0
                                                                      2005       $10.515      $10.415       3,208
                                                                      2006       $10.415      $11.321       3,261
                                                                      2007       $11.321      $11.786       3,108
                                                                      2008       $11.786       $7.562       2,919
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.528         258
                                                                      2003       $11.528      $15.507       2,777
                                                                      2004       $15.507      $16.942       2,674
                                                                      2005       $16.942      $17.401       2,580
                                                                      2006       $17.401      $18.538       2,236
                                                                      2007       $18.538      $20.209       2,150
                                                                      2008       $20.209      $11.389       1,765
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.218           0
                                                                      2003       $11.218      $14.527       4,422
                                                                      2004       $14.527      $17.619       3,315
                                                                      2005       $17.619      $18.784       3,630
                                                                      2006       $18.784      $21.537       3,775
                                                                      2007       $21.537      $20.604       1,843
                                                                      2008       $20.604      $13.526       1,495

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.225           0
                                                                 2005       $10.225      $10.263           0
                                                                 2006       $10.263      $10.463           0
                                                                 2007       $10.463      $10.931           0
                                                                 2008       $10.931      $11.527           0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $10.989           0
                                                                 2007       $10.989      $12.045           0
                                                                 2008       $12.045       $8.446           0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2002       $10.000      $10.318           0
                                                                 2003       $10.318      $12.656       2,202
                                                                 2004       $12.318      $13.971       1,750
                                                                 2005       $13.971      $15.139       2,355
                                                                 2006       $15.139      $17.566       2,245
                                                                 2007       $17.566      $17.813       2,222
                                                                 2008       $17.813      $10.980       2,206
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2002       $10.000      $11.226           0
                                                                 2003       $11.226      $16.833       4,309
                                                                 2004       $16.833      $20.576         459
                                                                 2005       $20.576      $25.699         618
                                                                 2006       $25.699      $32.264         829
                                                                 2007       $32.264      $40.721         706
                                                                 2008       $40.721      $18.874         670
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2002       $10.000      $10.468           0
                                                                 2003       $10.468      $13.565       4,106
                                                                 2004       $13.565      $15.759       2,964
                                                                 2005       $15.759      $17.017       3,620
                                                                 2006       $17.017      $20.256       3,571
                                                                 2007       $20.256      $22.920       2,486
                                                                 2008       $22.920      $13.393       2,504
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2002       $10.000      $10.714           0
                                                                 2003       $10.714      $12.857           0
                                                                 2004       $12.857      $14.458           0
                                                                 2005       $14.458      $13.735           0
                                                                 2006       $13.735      $15.182           0
                                                                 2007       $15.182      $16.515           0
                                                                 2008       $16.515      $17.191           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                             2004       $10.000      $10.901           0
                                                             2005       $10.901      $11.427       2,775
                                                             2006       $11.427      $12.840       2,608
                                                             2007       $12.840      $13.429       2,449
                                                             2008       $13.429       $9.388       2,109
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                             2004       $10.000      $10.352           0
                                                             2005       $10.352      $10.279       1,338
                                                             2006       $10.279      $11.015       1,216
                                                             2007       $11.015      $11.463       1,176
                                                             2008       $11.463       $9.265         839
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.885           0
                                                             2005       $10.885      $11.015         106
                                                             2006       $11.015      $12.662         106
                                                             2007       $12.662      $12.835         106
                                                             2008       $12.835       $7.998           0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.133           0
                                                             2005       $11.133      $11.417           0
                                                             2006       $11.417      $12.073           0
                                                             2007       $12.073      $14.350           0
                                                             2008       $14.350       $8.685           0
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                             2004       $10.000      $11.116           0
                                                             2005       $11.116      $11.791       1,085
                                                             2006       $11.791      $12.971       1,375
                                                             2007       $12.971      $12.785       1,414
                                                             2008       $12.785       $7.599       1,333
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2002       $10.000      $10.689           0
                                                             2003       $10.689      $13.063           0
                                                             2004       $13.063      $14.057           0
                                                             2005       $14.057      $14.284           0
                                                             2006       $14.284      $15.521           0
                                                             2007       $15.521      $15.740           0
                                                             2008       $15.740       $8.698           0
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.100           0
                                                             2005       $10.100      $10.130           0
                                                             2006       $10.130      $10.419           0
                                                             2007       $10.419      $10.628           0
                                                             2008       $10.628       $6.346           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.264       1,334
                                                               2004       $12.264      $12.815       1,333
                                                               2005       $12.815      $13.172       2,625
                                                               2006       $13.172      $13.902       3,620
                                                               2007       $13.902      $15.512       3,496
                                                               2008       $15.512       $8.261       3,848
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2002       $10.000      $10.141           0
                                                               2003       $10.141      $14.200       3,802
                                                               2004       $14.200      $16.545       3,814
                                                               2005       $16.545      $18.497       3,695
                                                               2006       $18.497      $21.278       6,999
                                                               2007       $21.278      $22.120       6,687
                                                               2008       $22.120      $12.936       6,394
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2002       $10.000      $10.654         398
                                                               2003       $10.654      $12.927       1,197
                                                               2004       $12.927      $13.776       1,748
                                                               2005       $13.776      $13.773       2,757
                                                               2006       $13.773      $14.746       2,268
                                                               2007       $14.746      $14.383       2,333
                                                               2008       $14.383       $3.020       4,935
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2002       $10.000      $10.170           0
                                                               2003       $10.170      $12.604      28,336
                                                               2004       $12.604      $13.482      22,903
                                                               2005       $13.482      $13.974      26,841
                                                               2006       $13.974      $15.718      26,296
                                                               2007       $15.718      $16.043      16,915
                                                               2008       $16.043       $9.650      16,810
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2002       $10.000      $10.347         317
                                                               2003       $10.347      $14.628       5,901
                                                               2004       $14.628      $17.087       5,098
                                                               2005       $17.087      $18.375       6,106
                                                               2006       $18.375      $20.650       5,762
                                                               2007       $20.650      $19.955       3,036
                                                               2008       $19.955      $12.125       3,132

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                             Number
                                                                 Accumulation Accumulation  of Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                        2002       $10.000      $10.054           0
                                                        2003       $10.054      $12.361       2,561
                                                        2004       $12.361      $14.469       2,666
                                                        2005       $14.469      $15.881       2,557
                                                        2006       $15.881      $15.986       2,446
                                                        2007       $15.986      $16.612       2,339
                                                        2008       $16.612       $8.269       2,634
------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                        2002       $10.000      $10.544         730
                                                        2003       $10.544      $12.108       3,730
                                                        2004       $12.108      $12.868       9,919
                                                        2005       $12.868      $12.925       5,875
                                                        2006       $12.925      $13.585       5,158
                                                        2007       $13.585      $14.585       4,973
                                                        2008       $14.585      $12.224       4,632
------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                        2002       $10.000      $10.381           0
                                                        2003       $10.381      $12.402         312
                                                        2004       $12.402      $13.263         311
                                                        2005       $13.263      $13.906       1,973
                                                        2006       $13.906      $15.383       1,979
                                                        2007       $15.383      $15.518       1,850
                                                        2008       $15.518      $10.141       1,366
------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                        2002       $10.000      $10.791           0
                                                        2003       $10.791      $13.472           0
                                                        2004       $13.472      $14.671         134
                                                        2005       $14.671      $15.132           0
                                                        2006       $15.132      $17.192           0
                                                        2007       $17.192      $15.830           0
                                                        2008       $15.830       $9.511           0
------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                        2002       $10.000       $9.717           0
                                                        2003        $9.717      $11.275       1,631
                                                        2004       $11.275      $11.838       1,632
                                                        2005       $11.838      $13.135       1,593
                                                        2006       $13.135      $13.234       1,594
                                                        2007       $13.234      $12.891       1,581
                                                        2008       $12.891      $10.477       1,191
------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                        2002       $10.000      $10.734           0
                                                        2003       $10.734      $13.312       2,609
                                                        2004       $13.312      $14.423       1,366
                                                        2005       $14.423      $14.575       3,878
                                                        2006       $14.575      $15.789       4,889
                                                        2007       $15.789      $15.905       1,435
                                                        2008       $15.905      $11.525       1,202

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                         Number
                                                             Accumulation Accumulation  of Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                    2002       $10.000      $10.178           0
                                                    2003       $10.178      $10.417       7,547
                                                    2004       $10.417      $10.662       6,599
                                                    2005       $10.662      $10.697      10,655
                                                    2006       $10.697      $10.959      12,320
                                                    2007       $10.959      $11.301       7,303
                                                    2008       $11.301       $8.426       6,529
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                    2002       $10.000      $10.597         526
                                                    2003       $10.597      $13.350         852
                                                    2004       $13.350      $15.203         850
                                                    2005       $15.203      $16.719         922
                                                    2006       $16.719      $20.930         637
                                                    2007       $20.930      $22.227         636
                                                    2008       $22.227      $12.210           0
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                    2002       $10.000      $10.400           0
                                                    2003       $10.400      $12.960           0
                                                    2004       $12.960      $14.308           0
                                                    2005       $14.308      $15.259       1,171
                                                    2006       $15.259      $17.040       1,628
                                                    2007       $17.040      $15.836           0
                                                    2008       $15.836       $9.382           0
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                    2002       $10.000       $9.978           0
                                                    2003        $9.978       $9.829      27,567
                                                    2004        $9.829       $9.697      48,718
                                                    2005        $9.697       $9.745      57,753
                                                    2006        $9.745       $9.971      51,999
                                                    2007        $9.971      $10.239       7,644
                                                    2008       $10.239      $10.293       6,298
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                    2002       $10.000      $10.372           0
                                                    2003       $10.372      $13.464           0
                                                    2004       $13.464      $14.556           0
                                                    2005       $14.556      $15.694           0
                                                    2006       $15.694      $16.699           0
                                                    2007       $16.699      $17.304           0
                                                    2008       $17.304      $10.388           0
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                    2002       $10.000      $11.197           0
                                                    2003       $11.197      $14.538         911
                                                    2004       $14.538      $16.447       1,253
                                                    2005       $16.447      $17.071       1,537
                                                    2006       $17.071      $19.412       1,454
                                                    2007       $19.412      $18.093       1,478
                                                    2008       $18.093       $9.796       1,537

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                              2002       $10.000      $10.635           0
                                                              2003       $10.635      $13.064           0
                                                              2004       $13.064      $13.772           0
                                                              2005       $13.772      $14.175           0
                                                              2006       $14.175      $15.465           0
                                                              2007       $15.465      $15.241           0
                                                              2008       $15.241       $9.179           0
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                              2002       $10.000      $10.508           0
                                                              2003       $10.508      $12.054       2,923
                                                              2004       $12.054      $12.784       2,536
                                                              2005       $12.784      $13.031       3,242
                                                              2006       $13.031      $14.295       3,239
                                                              2007       $14.295      $14.143       3,147
                                                              2008       $14.143       $8.216       3,106
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                              2002       $10.000      $11.462           0
                                                              2003       $11.462      $14.023           0
                                                              2004       $14.023      $16.713           0
                                                              2005       $16.713      $17.786         114
                                                              2006       $17.786      $22.146         114
                                                              2007       $22.146      $26.032         101
                                                              2008       $26.032      $17.734          98
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                              2002       $10.000      $10.365           0
                                                              2003       $10.365      $13.529           0
                                                              2004       $13.529      $15.727           0
                                                              2005       $15.727      $17.288           0
                                                              2006       $17.288      $17.868         233
                                                              2007       $17.868      $18.178         233
                                                              2008       $18.178       $9.701           0
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                              2002       $10.000      $10.102         667
                                                              2003       $10.102      $12.368       2,931
                                                              2004       $12.368      $12.732       2,977
                                                              2005       $12.732      $13.190       2,896
                                                              2006       $13.190      $13.631       1,975
                                                              2007       $13.631      $14.095       1,936
                                                              2008       $14.095       $8.699       1,941

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                          2004       $10.000      $11.100       1,624
                                                          2005       $11.100      $12.088       1,530
                                                          2006       $12.088      $12.432       1,626
                                                          2007       $12.432      $14.327       1,520
                                                          2008       $14.327       $7.465       1,219
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2004       $10.000      $11.312           0
                                                          2005       $11.312      $11.544       4,102
                                                          2006       $11.544      $13.130       5,220
                                                          2007       $13.130      $12.568       1,065
                                                          2008       $12.568       $7.907       3,592
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2002       $10.000      $10.646           0
                                                          2003       $10.646      $13.322       6,795
                                                          2004       $13.322      $14.901       6,539
                                                          2005       $14.901      $16.024       7,187
                                                          2006       $16.024      $18.215       7,388
                                                          2007       $18.215      $18.301       3,225
                                                          2008       $18.301      $12.159       3,109
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.855           0
                                                          2005        $9.855       $9.894       1,390
                                                          2006        $9.894      $10.102       1,326
                                                          2007       $10.102      $10.341       1,303
                                                          2008       $10.341      $10.317         750
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2002       $10.000       $9.404           0
                                                          2003        $9.404      $11.709           0
                                                          2004       $11.709      $12.254           0
                                                          2005       $12.254      $12.928       1,064
                                                          2006       $12.928      $13.004       1,356
                                                          2007       $13.004      $14.865       1,232
                                                          2008       $14.865       $7.413       1,062
--------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                          2002       $10.000      $11.052           0
                                                          2003       $11.052      $13.840           0
                                                          2004       $13.840      $14.932           0
                                                          2005       $14.932      $16.411       2,428
                                                          2006       $16.411      $17.824       2,841
                                                          2007       $17.824      $18.584       2,003
                                                          2008       $18.584      $15.486       1,487

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                           Number
                                                               Accumulation Accumulation  of Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                      2004       $10.000      $10.937       2,546
                                                      2005       $10.937      $11.511       6,195
                                                      2006       $11.511      $12.702       9,022
                                                      2007       $12.702      $12.866       9,022
                                                      2008       $12.866       $9.750       9,022
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                      2004       $10.000      $10.734       1,591
                                                      2005       $10.734      $12.174       1,437
                                                      2006       $12.174      $12.422       1,478
                                                      2007       $12.422      $14.840       1,298
                                                      2008       $14.840       $7.390       4,138
----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                      2004       $10.000      $10.709           0
                                                      2005       $10.709      $12.121           0
                                                      2006       $12.121      $12.333           0
                                                      2007       $12.333      $14.705           0
                                                      2008       $14.705       $7.300           0
----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                      2003       $10.000      $10.000           0
                                                      2004       $10.000      $11.052           0
                                                      2005       $11.052      $12.131          98
                                                      2006       $12.131      $14.447         738
                                                      2007       $14.447      $15.543       2,156
                                                      2008       $15.543      $10.825       2,048
----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                      2006       $10.000       $9.806           0
                                                      2007        $9.806      $11.783           0
                                                      2008       $11.783       $6.142           0
----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                      2003       $10.000      $13.556       4,506
                                                      2004       $13.556      $15.804           0
                                                      2005       $15.804      $17.487           0
                                                      2006       $17.487      $19.168         427
                                                      2007       $19.168      $19.341         426
                                                      2008       $19.341      $11.291         198

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.276      10,403
                                                       2005       $11.276      $12.412      10,301
                                                       2006       $12.412      $14.684      10,068
                                                       2007       $14.684      $15.519       4,515
                                                       2008       $15.519       $8.930       4,145
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.269           0
                                                       2005       $11.269      $12.387           0
                                                       2006       $12.387      $14.645           0
                                                       2007       $14.645      $15.464           0
                                                       2008       $15.464       $8.878           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2002       $10.000      $10.694           0
                                                       2003       $10.694      $14.475       2,014
                                                       2004       $14.475      $19.305       5,675
                                                       2005       $19.305      $22.091       3,146
                                                       2006       $22.091      $29.810       3,330
                                                       2007       $29.810      $24.167       2,979
                                                       2008       $24.167      $14.671       2,366



* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on
  October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.238       5,704
                                                            2007       $10.238      $11.764       6,131
                                                            2008       $11.764       $6.604       6,099
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.429           0
                                                            2007       $10.429      $11.076           0
                                                            2008       $11.076       $8.119           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.459           0
                                                            2007       $10.459      $11.266           0
                                                            2008       $11.266       $7.416           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.468           0
                                                            2007       $10.468      $11.389           0
                                                            2008       $11.389       $6.898           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.320           0
                                                            2007       $10.320      $10.707           0
                                                            2008       $10.707       $9.366           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.716           0
                                                            2007        $9.716      $11.640           0
                                                            2008       $11.640       $6.297           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.791           0
                                                                      2007       $10.791      $11.117           0
                                                                      2008       $11.117       $6.843           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.848           0
                                                                      2007        $9.848      $11.126           0
                                                                      2008       $11.126       $6.582           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.698      $13.355         994
                                                                      2004       $13.355      $14.471       3,007
                                                                      2005       $14.471      $14.675       2,836
                                                                      2006       $14.675      $16.785       2,597
                                                                      2007       $16.785      $15.831       2,499
                                                                      2008       $15.831      $10.058       2,429
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.206         388
                                                                      2005       $11.206      $11.154       8,817
                                                                      2006       $11.154      $12.920      15,652
                                                                      2007       $12.920      $13.131      16,738
                                                                      2008       $13.131       $9.048       9,278
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.513           0
                                                                      2005       $10.513      $10.409       2,011
                                                                      2006       $10.409      $11.308       1,820
                                                                      2007       $11.308      $11.766       1,660
                                                                      2008       $11.766       $7.546       1,724
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.821      $15.501           0
                                                                      2004       $15.501      $16.928           0
                                                                      2005       $16.928      $17.377           0
                                                                      2006       $17.377      $18.503           0
                                                                      2007       $18.503      $20.161           0
                                                                      2008       $20.161      $11.357           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.039      $14.522         489
                                                                      2004       $14.522      $17.604       1,281
                                                                      2005       $17.604      $18.758       1,352
                                                                      2006       $18.758      $21.497       1,281
                                                                      2007       $21.497      $20.555       1,231
                                                                      2008       $20.555      $13.487       1,119

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.221           0
                                                                 2005       $10.221      $10.254           0
                                                                 2006       $10.254      $10.449           0
                                                                 2007       $10.449      $10.911           0
                                                                 2008       $10.911      $11.500         494
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $10.985           0
                                                                 2007       $10.985      $12.034           0
                                                                 2008       $12.034       $8.434           0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2003       $10.599      $12.651         593
                                                                 2004       $12.651      $13.959       1,038
                                                                 2005       $13.959      $15.118       7,115
                                                                 2006       $15.118      $17.533       7,038
                                                                 2007       $17.533      $17.771       6,860
                                                                 2008       $17.771      $10.948       1,144
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2003       $11.674      $16.828         535
                                                                 2004       $16.828      $20.558       1,162
                                                                 2005       $20.558      $25.664       1,167
                                                                 2006       $25.664      $32.204       1,257
                                                                 2007       $32.204      $40.624       1,139
                                                                 2008       $40.624      $18.820         979
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2003       $10.377      $13.561       2,037
                                                                 2004       $13.561      $15.746       3,071
                                                                 2005       $15.746      $16.994       8,069
                                                                 2006       $16.994      $20.219      10,854
                                                                 2007       $20.219      $22.865      10,943
                                                                 2008       $22.865      $13.354       5,695
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2003       $11.583      $12.853           0
                                                                 2004       $12.853      $14.446           0
                                                                 2005       $14.446      $13.716           0
                                                                 2006       $13.716      $15.154           0
                                                                 2007       $15.154      $16.476           0
                                                                 2008       $16.476      $17.142           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                             2004       $10.000      $10.899           0
                                                             2005       $10.899      $11.420           0
                                                             2006       $11.420      $12.826         944
                                                             2007       $12.826      $13.407         908
                                                             2008       $13.407       $9.368         900
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                             2004       $10.000      $10.351           0
                                                             2005       $10.351      $10.273       1,019
                                                             2006       $10.273      $11.003       2,035
                                                             2007       $11.003      $11.444       1,917
                                                             2008       $11.444       $9.244       1,597
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.884           0
                                                             2005       $10.884      $11.008           7
                                                             2006       $11.008      $12.647       5,262
                                                             2007       $12.647      $12.814       6,282
                                                             2008       $12.814       $7.980       6,234
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.132           0
                                                             2005       $11.132      $11.409         394
                                                             2006       $11.409      $12.060         263
                                                             2007       $12.060      $14.326         251
                                                             2008       $14.326       $8.666          57
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                             2004       $10.000      $11.115           0
                                                             2005       $11.115      $11.784         360
                                                             2006       $11.784      $12.956         508
                                                             2007       $12.956      $12.764         512
                                                             2008       $12.764       $7.582          66
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2003       $11.104      $13.059       1,030
                                                             2004       $13.059      $14.045         964
                                                             2005       $14.045      $14.265         976
                                                             2006       $14.265      $15.492         641
                                                             2007       $15.492      $15.703         994
                                                             2008       $15.703       $8.673         953
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.099           0
                                                             2005       $10.099      $10.124           0
                                                             2006       $10.124      $10.407           0
                                                             2007       $10.407      $10.611           0
                                                             2008       $10.611       $6.333           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.260           0
                                                               2004       $12.260      $12.805           0
                                                               2005       $12.805      $13.154         939
                                                               2006       $13.154      $13.876         891
                                                               2007       $13.876      $15.475         821
                                                               2008       $15.475       $8.237       1,153
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2003       $10.079      $14.195       1,156
                                                               2004       $14.195      $16.531       1,624
                                                               2005       $16.531      $18.472       1,543
                                                               2006       $18.472      $21.238       1,478
                                                               2007       $21.238      $22.068       1,356
                                                               2008       $22.068      $12.898       1,331
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2003       $11.727      $12.922          89
                                                               2004       $12.922      $13.764         410
                                                               2005       $13.764      $13.755         841
                                                               2006       $13.755      $14.718       1,663
                                                               2007       $14.718      $14.349       1,653
                                                               2008       $14.349       $3.011       3,547
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.460      $12.599         790
                                                               2004       $12.599      $13.471       2,784
                                                               2005       $13.471      $13.955       5,052
                                                               2006       $13.955      $15.688       4,753
                                                               2007       $15.688      $16.005       4,380
                                                               2008       $16.005       $9.622       4,506
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.710      $14.623         895
                                                               2004       $14.623      $17.072       1,228
                                                               2005       $17.072      $18.350       1,381
                                                               2006       $18.350      $20.612       1,855
                                                               2007       $20.612      $19.908       1,880
                                                               2008       $19.908      $12.090       1,680
-------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                               2003       $10.337      $12.356         358
                                                               2004       $12.356      $14.456         340
                                                               2005       $14.456      $15.860         338
                                                               2006       $15.860      $15.957         330
                                                               2007       $15.957      $16.573         339
                                                               2008       $16.573       $8.245         337
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.243      $12.104       2,840
                                                               2004       $12.104      $12.857       3,448
                                                               2005       $12.857      $12.907       6,724
                                                               2006       $12.907      $13.559       7,054
                                                               2007       $13.559      $14.550       6,521
                                                               2008       $14.550      $12.189       5,572

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                   2003       $10.748      $12.398           0
                                                   2004       $12.398      $13.252           0
                                                   2005       $13.252      $13.887           0
                                                   2006       $13.887      $15.354           0
                                                   2007       $15.354      $15.481           0
                                                   2008       $15.481      $10.112           0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                   2003       $10.989      $13.468       3,333
                                                   2004       $13.468      $14.659       4,943
                                                   2005       $14.659      $15.111       4,869
                                                   2006       $15.111      $17.160       4,661
                                                   2007       $17.160      $15.793       4,456
                                                   2008       $15.793       $9.483       4,552
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                   2003       $10.230      $11.271         884
                                                   2004       $11.271      $11.828         975
                                                   2005       $11.828      $13.117         947
                                                   2006       $13.117      $13.209         993
                                                   2007       $13.209      $12.860         971
                                                   2008       $12.860      $10.447         818
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2003       $11.861      $13.308       1,464
                                                   2004       $13.308      $14.411       1,971
                                                   2005       $14.411      $14.555       1,666
                                                   2006       $14.555      $15.759       1,944
                                                   2007       $15.759      $15.867       1,357
                                                   2008       $15.867      $11.492       1,132
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2003       $10.352      $10.414       2,694
                                                   2004       $10.414      $10.653       3,964
                                                   2005       $10.653      $10.683       6,575
                                                   2006       $10.683      $10.939       7,026
                                                   2007       $10.939      $11.274       6,830
                                                   2008       $11.274       $8.402       7,318
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2003       $10.571      $13.345           0
                                                   2004       $13.345      $15.190           0
                                                   2005       $15.190      $16.696         631
                                                   2006       $16.696      $20.891         631
                                                   2007       $20.891      $22.174         718
                                                   2008       $22.174      $12.174         532

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                          2003       $10.688      $12.956         359
                                                          2004       $12.956      $14.296           0
                                                          2005       $14.296      $15.238         502
                                                          2006       $15.238      $17.008         172
                                                          2007       $17.008      $15.799         497
                                                          2008       $15.799       $9.355         359
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                          2003        $9.933       $9.826           7
                                                          2004        $9.826       $9.689         345
                                                          2005        $9.689       $9.732       3,618
                                                          2006        $9.732       $9.953       5,973
                                                          2007        $9.953      $10.215       5,466
                                                          2008       $10.215      $10.264      23,717
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                          2003       $10.975      $13.459         406
                                                          2004       $13.459      $14.543         731
                                                          2005       $14.543      $15.673         742
                                                          2006       $15.673      $16.668         738
                                                          2007       $16.668      $17.263         688
                                                          2008       $17.263      $10.358         662
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                          2003       $11.317      $14.533       1,782
                                                          2004       $14.533      $16.433       2,094
                                                          2005       $16.433      $17.048       2,672
                                                          2006       $17.048      $19.375       2,201
                                                          2007       $19.375      $18.050       2,460
                                                          2008       $18.050       $9.767       2,689
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                          2003       $10.837      $13.059           0
                                                          2004       $13.059      $13.760           0
                                                          2005       $13.760      $14.156           0
                                                          2006       $14.156      $15.436           0
                                                          2007       $15.436      $15.204           0
                                                          2008       $15.204       $9.153           0
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2003       $10.678      $12.050       2,077
                                                          2004       $12.050      $12.773       3,212
                                                          2005       $12.773      $13.013       2,519
                                                          2006       $13.013      $14.268       1,951
                                                          2007       $14.268      $14.109       2,557
                                                          2008       $14.109       $8.193       1,929

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                           2003       $11.642      $14.019           0
                                                           2004       $14.019      $16.699         259
                                                           2005       $16.699      $17.762         307
                                                           2006       $17.762      $22.105         307
                                                           2007       $22.105      $25.970         307
                                                           2008       $25.970      $17.683         307
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                           2003       $10.794      $13.524         336
                                                           2004       $13.524      $15.713         395
                                                           2005       $15.713      $17.264         380
                                                           2006       $17.264      $17.835         389
                                                           2007       $17.835      $18.134         409
                                                           2008       $18.134       $9.673         475
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                           2003       $10.574      $12.364       1,127
                                                           2004       $12.364      $12.721       1,192
                                                           2005       $12.721      $13.172       1,795
                                                           2006       $13.172      $13.605       1,644
                                                           2007       $13.605      $14.062       1,609
                                                           2008       $14.062       $8.673       1,078
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.096         115
                                                           2005       $11.096      $12.078         114
                                                           2006       $12.078      $12.415         113
                                                           2007       $12.415      $14.300         112
                                                           2008       $14.300       $7.447         111
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.309         426
                                                           2005       $11.309      $11.534       1,341
                                                           2006       $11.534      $13.112       1,212
                                                           2007       $13.112      $12.544       1,206
                                                           2008       $12.544       $7.889       1,263
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.775      $13.317       3,796
                                                           2004       $13.317      $14.888       4,051
                                                           2005       $14.888      $16.003       4,909
                                                           2006       $16.003      $18.181       4,469
                                                           2007       $18.181      $18.258       4,316
                                                           2008       $18.258      $12.124       3,232

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000       $9.850         121
                                                       2005        $9.850       $9.884         124
                                                       2006        $9.884      $10.086       1,332
                                                       2007       $10.086      $10.320       1,264
                                                       2008       $10.320      $10.290         862
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                       2003        $9.925      $11.705         780
                                                       2004       $11.705      $12.243         743
                                                       2005       $12.243      $12.911         797
                                                       2006       $12.911      $12.980       1,788
                                                       2007       $12.980      $14.830       1,659
                                                       2008       $14.830       $7.392       2,140
-----------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                       2003       $12.285      $13.835           2
                                                       2004       $13.835      $14.919           4
                                                       2005       $14.919      $16.389           6
                                                       2006       $16.389      $17.790         688
                                                       2007       $17.790      $18.540         666
                                                       2008       $18.540      $15.441         549
-----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                       2004       $10.000      $10.933           0
                                                       2005       $10.933      $11.501       5,623
                                                       2006       $11.501      $12.684       7,410
                                                       2007       $12.684      $12.842       7,410
                                                       2008       $12.842       $9.726       7,833
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.730         115
                                                       2005       $10.730      $12.164         114
                                                       2006       $12.164      $12.405         361
                                                       2007       $12.405      $14.813         112
                                                       2008       $14.813       $7.373         110
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.705           0
                                                       2005       $10.705      $12.111         260
                                                       2006       $12.111      $12.316         280
                                                       2007       $12.316      $14.677         334
                                                       2008       $14.677       $7.282         372

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $11.047           0
                                                       2005       $11.047      $12.118           0
                                                       2006       $12.118      $14.425         379
                                                       2007       $14.425      $15.511           0
                                                       2008       $15.511      $10.797           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.803           0
                                                       2007        $9.803      $11.773           0
                                                       2008       $11.773       $6.133           0
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.552           0
                                                       2004       $13.552      $15.791           0
                                                       2005       $15.791      $17.463           0
                                                       2006       $17.463      $19.132           0
                                                       2007       $19.132      $19.295           0
                                                       2008       $19.295      $11.258           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.272       1,499
                                                       2005       $11.272      $12.402       1,365
                                                       2006       $12.402      $14.664       1,231
                                                       2007       $14.664      $15.490       1,113
                                                       2008       $15.490       $8.909       1,112
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.265           0
                                                       2005       $11.265      $12.377           0
                                                       2006       $12.377      $14.626           0
                                                       2007       $14.626      $15.435           0
                                                       2008       $15.435       $8.857           0
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2003       $11.376      $14.470         205
                                                       2004       $14.470      $19.288         510
                                                       2005       $19.288      $22.061         776
                                                       2006       $22.061      $29.754       1,135
                                                       2007       $29.754      $24.110       1,024
                                                       2008       $24.110      $14.629       1,115

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85

* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contacts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.235       4,686
                                                                      2007       $10.235      $11.754       5,415
                                                                      2008       $11.754       $6.595       4,372
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.426           0
                                                                      2007       $10.426      $11.066           0
                                                                      2008       $11.066       $8.108           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.455           0
                                                                      2007       $10.455      $11.256           0
                                                                      2008       $11.256       $7.406           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.464           0
                                                                      2007       $10.464      $11.380           0
                                                                      2008       $11.380       $6.888           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.317           0
                                                                      2007       $10.317      $10.698           0
                                                                      2008       $10.698       $9.353           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.713           0
                                                                      2007        $9.713      $11.630           0
                                                                      2008       $11.630       $6.289       3,219

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.787            0
                                                                      2007       $10.787      $11.107        1,445
                                                                      2008       $11.107       $6.834        2,045
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.845            0
                                                                      2007        $9.845      $11.116          389
                                                                      2008       $11.116       $6.573        4,399
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.704      $13.358       58,433
                                                                      2004       $13.358      $14.467       95,303
                                                                      2005       $14.467      $14.663       91,040
                                                                      2006       $14.663      $16.763       78,333
                                                                      2007       $16.763      $15.802       69,205
                                                                      2008       $15.802      $10.034       54,347
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.202       50,858
                                                                      2005       $11.202      $11.145       55,058
                                                                      2006       $11.145      $12.903       64,778
                                                                      2007       $12.903      $13.106       63,851
                                                                      2008       $13.106       $9.027       36,829
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.512            0
                                                                      2005       $10.512      $10.402        3,731
                                                                      2006       $10.402      $11.295       46,934
                                                                      2007       $11.295      $11.747      103,836
                                                                      2008       $11.747       $7.530       98,885
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.827      $15.504            0
                                                                      2004       $15.504      $16.922            0
                                                                      2005       $16.922      $17.363            0
                                                                      2006       $17.363      $18.479            0
                                                                      2007       $18.479      $20.124            0
                                                                      2008       $20.124      $11.330            0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.045      $14.525       40,224
                                                                      2004       $14.525      $17.599       62,228
                                                                      2005       $17.599      $18.743       56,914
                                                                      2006       $18.743      $21.469       53,356
                                                                      2007       $21.469      $20.517       47,148
                                                                      2008       $20.517      $13.455       36,214

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.218      10,706
                                                                      2005       $10.218      $10.245      14,164
                                                                      2006       $10.245      $10.435      22,617
                                                                      2007       $10.435      $10.891      15,575
                                                                      2008       $10.891      $11.472      33,373
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.981       1,321
                                                                      2007       $10.981      $12.024       2,500
                                                                      2008       $12.024       $8.423       3,496
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.605      $12.654      44,103
                                                                      2004       $12.654      $13.955      75,456
                                                                      2005       $13.955      $15.106      90,215
                                                                      2006       $15.106      $17.510      84,003
                                                                      2007       $17.510      $17.738      70,887
                                                                      2008       $17.738      $10.922      55,530
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.681      $16.831       4,416
                                                                      2004       $16.831      $20.552       5,810
                                                                      2005       $20.552      $25.643      11,213
                                                                      2006       $25.643      $32.162      12,368
                                                                      2007       $32.162      $40.550       8,488
                                                                      2008       $40.550      $18.776       9,752
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.383      $13.564      26,653
                                                                      2004       $13.564      $15.741      32,421
                                                                      2005       $15.741      $16.980      34,383
                                                                      2006       $16.980      $20.192      56,511
                                                                      2007       $20.192      $22.823      81,818
                                                                      2008       $22.823      $13.323      80,599
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.589      $12.855           0
                                                                      2004       $12.855      $14.442           0
                                                                      2005       $14.442      $13.705           0
                                                                      2006       $13.705      $15.134           0
                                                                      2007       $15.134      $16.446           0
                                                                      2008       $16.446      $17.101           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.898         552
                                                                      2005       $10.898      $11.413       3,147
                                                                      2006       $11.413      $12.811       5,493
                                                                      2007       $12.811      $13.385       5,511
                                                                      2008       $13.385       $9.348       5,660

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond--Debenture Portfolio
                                                                      2004       $10.000      $10.349        1,186
                                                                      2005       $10.349      $10.266        4,126
                                                                      2006       $10.266      $10.990       18,667
                                                                      2007       $10.990      $11.425       18,237
                                                                      2008       $11.425       $9.224       19,929
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.882       24,663
                                                                      2005       $10.882      $11.001       35,649
                                                                      2006       $11.001      $12.633       49,229
                                                                      2007       $12.633      $12.793       29,382
                                                                      2008       $12.793       $7.963       26,389
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.130            0
                                                                      2005       $11.130      $11.402       14,928
                                                                      2006       $11.402      $12.046       20,956
                                                                      2007       $12.046      $14.302       39,400
                                                                      2008       $14.302       $8.648       39,421
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.113        3,558
                                                                      2005       $11.113      $11.776       11,896
                                                                      2006       $11.776      $12.941       32,704
                                                                      2007       $12.941      $12.743       32,417
                                                                      2008       $12.743       $7.566       30,563
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.110      $13.061       46,338
                                                                      2004       $13.061      $14.041       85,880
                                                                      2005       $14.041      $14.253       60,876
                                                                      2006       $14.253      $15.471       53,378
                                                                      2007       $15.471      $15.674       50,172
                                                                      2008       $15.674       $8.653       40,856
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2003       $10.000      $12.256       41,651
                                                                      2004       $10.000      $10.097          518
                                                                      2005       $10.097      $10.118        4,119
                                                                      2006       $10.118      $10.395       33,386
                                                                      2007       $10.395      $10.593      110,474
                                                                      2008       $10.593       $6.319      111,023

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.256       41,651
                                                                      2004       $12.256      $12.794       90,120
                                                                      2005       $12.794      $13.136       86,636
                                                                      2006       $13.136      $13.850       67,093
                                                                      2007       $13.850      $15.439       69,125
                                                                      2008       $15.439       $8.213       46,053
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.084      $14.198        5,649
                                                                      2004       $14.198      $16.526       22,787
                                                                      2005       $16.526      $18.457       31,781
                                                                      2006       $18.457      $21.210       34,943
                                                                      2007       $21.210      $22.027       40,275
                                                                      2008       $22.027      $12.868       17,087
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.734      $12.925       24,012
                                                                      2004       $12.925      $13.760       41,797
                                                                      2005       $13.760      $13.743       44,125
                                                                      2006       $13.743      $14.699       31,099
                                                                      2007       $14.699      $14.322       27,634
                                                                      2008       $14.322       $3.004       39,509
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.465      $12.602       54,811
                                                                      2004       $12.602      $13.467       71,466
                                                                      2005       $13.467      $13.943       77,539
                                                                      2006       $13.943      $15.668      110,976
                                                                      2007       $15.668      $15.975      105,045
                                                                      2008       $15.975       $9.599      127,228
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.716      $14.626       18,765
                                                                      2004       $14.626      $17.067       30,343
                                                                      2005       $17.067      $18.335       41,169
                                                                      2006       $18.335      $20.585       41,264
                                                                      2007       $20.585      $19.872       31,166
                                                                      2008       $19.872      $12.062       23,953
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.342      $12.359       11,015
                                                                      2004       $12.359      $14.452       12,491
                                                                      2005       $14.452      $15.847       23,996
                                                                      2006       $15.847      $15.936       23,537
                                                                      2007       $15.936      $16.543       11,200
                                                                      2008       $16.543       $8.226        7,677

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.249      $12.106       57,153
                                                                      2004       $12.106      $12.853       73,571
                                                                      2005       $12.853      $12.897       74,235
                                                                      2006       $12.897      $13.542       82,853
                                                                      2007       $13.542      $14.523       71,277
                                                                      2008       $14.523      $12.160       83,042
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.754      $12.401        6,622
                                                                      2004       $12.401      $13.248       10,899
                                                                      2005       $13.248      $13.876       10,676
                                                                      2006       $13.876      $15.334       17,466
                                                                      2007       $15.334      $15.453       13,362
                                                                      2008       $15.453      $10.088       15,816
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.995      $13.470       74,696
                                                                      2004       $13.470      $14.654      117,185
                                                                      2005       $14.654      $15.099      122,430
                                                                      2006       $15.099      $17.137       95,902
                                                                      2007       $17.137      $15.764      117,302
                                                                      2008       $15.764       $9.461       97,105
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.235      $11.274       18,411
                                                                      2004       $11.274      $11.825       27,412
                                                                      2005       $11.825      $13.106       23,929
                                                                      2006       $13.106      $13.191       23,711
                                                                      2007       $13.191      $12.837       22,060
                                                                      2008       $12.837      $10.422       16,755
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.868      $13.311       24,841
                                                                      2004       $13.311      $14.407       36,370
                                                                      2005       $14.407      $14.543       38,032
                                                                      2006       $14.543      $15.739       40,992
                                                                      2007       $15.739      $15.838       26,389
                                                                      2008       $15.838      $11.465       18,777
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.358      $10.416       53,004
                                                                      2004       $10.416      $10.650       73,431
                                                                      2005       $10.650      $10.674       68,457
                                                                      2006       $10.674      $10.924       85,428
                                                                      2007       $10.924      $11.253       78,551
                                                                      2008       $11.253       $8.382       68,948
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.577      $13.348       14,094
                                                                      2004       $13.348      $15.185       41,178
                                                                      2005       $15.185      $16.683       53,166
                                                                      2006       $16.683      $20.863       62,067
                                                                      2007       $20.863      $22.134       77,884
                                                                      2008       $22.134      $12.146       80,236

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.694      $12.958       10,229
                                                                      2004       $12.958      $14.291       10,125
                                                                      2005       $14.291      $15.226       18,511
                                                                      2006       $15.226      $16.986       37,660
                                                                      2007       $16.986      $15.770       12,262
                                                                      2008       $15.770       $9.333       34,889
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.939       $9.828       25,177
                                                                      2004        $9.828       $9.686       32,020
                                                                      2005        $9.686       $9.724       29,273
                                                                      2006        $9.724       $9.939       71,237
                                                                      2007        $9.939      $10.196      107,945
                                                                      2008       $10.196      $10.239      174,146
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.981      $13.461       14,898
                                                                      2004       $13.461      $14.539       34,837
                                                                      2005       $14.539      $15.660       32,645
                                                                      2006       $15.660      $16.646       31,692
                                                                      2007       $16.646      $17.231       25,116
                                                                      2008       $17.231      $10.334       20,043
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.323      $14.536       20,622
                                                                      2004       $14.536      $16.428       60,124
                                                                      2005       $16.428      $17.034       74,694
                                                                      2006       $17.034      $19.350       90,486
                                                                      2007       $19.350      $18.017       77,109
                                                                      2008       $18.017       $9.745       71,637
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.843      $13.062        9,417
                                                                      2004       $13.062      $13.756       28,215
                                                                      2005       $13.756      $14.144       27,190
                                                                      2006       $14.144      $15.416       25,462
                                                                      2007       $15.416      $15.177       22,359
                                                                      2008       $15.177       $9.131       18,059

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.684      $12.052      45,633
                                                                      2004       $12.052      $12.769      62,240
                                                                      2005       $12.769      $13.003      82,236
                                                                      2006       $13.003      $14.250      72,235
                                                                      2007       $14.250      $14.083      75,981
                                                                      2008       $14.083       $8.173      46,240
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.649      $14.021      18,435
                                                                      2004       $14.021      $16.694      43,573
                                                                      2005       $16.694      $17.748      41,896
                                                                      2006       $17.748      $22.076      38,563
                                                                      2007       $22.076      $25.922      33,366
                                                                      2008       $25.922      $17.641      27,535
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.800      $13.530      12,273
                                                                      2004       $13.530      $15.709      15,110
                                                                      2005       $15.709      $17.250      14,629
                                                                      2006       $17.250      $17.811      14,319
                                                                      2007       $17.811      $18.101      13,455
                                                                      2008       $18.101       $9.651       8,652
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.580      $12.366      35,442
                                                                      2004       $12.366      $12.717      54,638
                                                                      2005       $12.717      $13.161      52,536
                                                                      2006       $13.161      $13.587      53,338
                                                                      2007       $13.587      $14.036      47,041
                                                                      2008       $14.036       $8.653      28,268
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.092       8,818
                                                                      2005       $11.092      $12.068      10,898
                                                                      2006       $12.068      $12.398      10,783
                                                                      2007       $12.398      $14.274       8,124
                                                                      2008       $14.274       $7.430       4,303
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.305       5,066
                                                                      2005       $11.305      $11.524      10,285
                                                                      2006       $11.524      $13.094      20,843
                                                                      2007       $13.094      $12.521      20,517
                                                                      2008       $12.521       $7.870      17,518
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.781      $13.320      39,017
                                                                      2004       $13.320      $14.883      50,428
                                                                      2005       $14.883      $15.990      56,210
                                                                      2006       $15.990      $18.157      57,945
                                                                      2007       $18.157      $18.224      49,111
                                                                      2008       $18.224      $12.096      34,405

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.845       6,228
                                                                      2005        $9.845       $9.874      10,881
                                                                      2006        $9.874      $10.071      11,508
                                                                      2007       $10.071      $10.299      11,265
                                                                      2008       $10.299      $10.264      62,332
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.993      $11.708      14,034
                                                                      2004       $11.708      $12.240      18,573
                                                                      2005       $12.240      $12.900      12,212
                                                                      2006       $12.900      $12.963      12,462
                                                                      2007       $12.963      $14.803      11,344
                                                                      2008       $14.803       $7.375      10,268
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.292      $13.838       1,883
                                                                      2004       $13.838      $14.914       4,903
                                                                      2005       $14.914      $16.376       7,796
                                                                      2006       $16.376      $17.767       4,839
                                                                      2007       $17.767      $18.506       4,924
                                                                      2008       $18.506      $15.405       4,105
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.929         231
                                                                      2005       $10.929      $11.492       1,932
                                                                      2006       $11.492      $12.667       1,908
                                                                      2007       $12.667      $12.818       1,727
                                                                      2008       $12.818       $9.703       6,314
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.727      24,769
                                                                      2005       $10.727      $12.153      22,591
                                                                      2006       $12.153      $12.388      22,629
                                                                      2007       $12.388      $14.785      18,517
                                                                      2008       $14.785       $7.355      12,990
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.701       3,178
                                                                      2005       $10.701      $12.100       1,781
                                                                      2006       $12.100      $12.300       1,763
                                                                      2007       $12.300      $14.650       1,492
                                                                      2008       $14.650       $7.265       1,903

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.041       2,287
                                                                      2005       $11.041      $12.106      22,147
                                                                      2006       $12.106      $14.403      20,763
                                                                      2007       $14.403      $15.480       8,764
                                                                      2008       $15.480      $10.770      12,361
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.799      13,101
                                                                      2007        $9.799      $11.763      46,353
                                                                      2008       $11.763       $6.125      58,794
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.547       4,830
                                                                      2004       $13.547      $15.778       4,677
                                                                      2005       $15.778      $17.439       7,662
                                                                      2006       $17.439      $19.097       6,778
                                                                      2007       $19.097      $19.249       6,689
                                                                      2008       $19.249      $11.225       6,302
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.268      49,723
                                                                      2005       $11.268      $12.391      34,935
                                                                      2006       $12.391      $14.644      32,926
                                                                      2007       $14.644      $15.461      30,623
                                                                      2008       $15.461       $8.887      26,791
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.261       2,729
                                                                      2005       $11.261      $12.366       4,917
                                                                      2006       $12.366      $14.606       8,315
                                                                      2007       $14.606      $15.406      19,503
                                                                      2008       $15.406       $8.836      21,350
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.382      $14.473      14,213
                                                                      2004       $14.473      $19.283      19,305
                                                                      2005       $19.283      $22.044      14,545
                                                                      2006       $22.044      $29.715      16,044
                                                                      2007       $29.715      $24.066      13,684
                                                                      2008       $24.066      $14.595      16,426

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.231         0
                                                                      2007       $10.231      $11.743         0
                                                                      2008       $11.743       $6.586         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.422         0
                                                                      2007       $10.422      $11.057         0
                                                                      2008       $11.057       $8.097         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.452         0
                                                                      2007       $10.452      $11.246         0
                                                                      2008       $11.246       $7.396         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.461         0
                                                                      2007       $10.461      $11.370         0
                                                                      2008       $11.370       $6.879         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.313         0
                                                                      2007       $10.313      $10.688         0
                                                                      2008       $10.688       $9.340         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.710         0
                                                                      2007        $9.710      $11.620         0
                                                                      2008       $11.620       $6.280         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.783           0
                                                                      2007       $10.783      $11.098           0
                                                                      2008       $11.098       $6.825           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.841         291
                                                                      2007        $9.841      $11.107         254
                                                                      2008       $11.107       $6.564         250
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.840       1,066
                                                                      2003       $10.840      $13.335       7,952
                                                                      2004       $13.335      $14.434      14,410
                                                                      2005       $14.434      $14.623      11,311
                                                                      2006       $14.623      $16.709      12,285
                                                                      2007       $16.709      $15.743      11,974
                                                                      2008       $15.743       $9.991      11,943
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.198           0
                                                                      2005       $11.198      $11.135           0
                                                                      2006       $11.135      $12.885         695
                                                                      2007       $12.885      $13.082         691
                                                                      2008       $13.082       $9.005           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.811           0
                                                                      2005       $10.511      $10.395       2,282
                                                                      2006       $10.395      $11.282       2,828
                                                                      2007       $11.282      $11.727       2,797
                                                                      2008       $11.727       $7.513       2,292
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.524         121
                                                                      2003       $11.524      $15.478       2,359
                                                                      2004       $15.478      $16.885       1,549
                                                                      2005       $16.885      $17.315       1,487
                                                                      2006       $17.315      $18.419       1,485
                                                                      2007       $18.419      $20.049       1,467
                                                                      2008       $20.049      $11.282       1,477
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.214           0
                                                                      2003       $11.214      $14.500       5,108
                                                                      2004       $14.500      $17.560       4,620
                                                                      2005       $17.560      $18.691       5,015
                                                                      2006       $18.691      $21.399       5,025
                                                                      2007       $21.399      $20.440       5,061
                                                                      2008       $20.440      $13.398       4,989

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.214         111
                                                                      2005       $10.214      $10.237         114
                                                                      2006       $10.237      $10.421         123
                                                                      2007       $10.421      $10.870         118
                                                                      2008       $10.870      $11.445          87
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.977           0
                                                                      2007       $10.977      $12.014           0
                                                                      2008       $12.014       $8.411           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.314         497
                                                                      2003       $10.314      $12.632       4,854
                                                                      2004       $12.632      $13.923       8,147
                                                                      2005       $13.923      $15.065       9,805
                                                                      2006       $15.065      $17.453       9,466
                                                                      2007       $17.453      $17.672       8,843
                                                                      2008       $17.672      $10.876       8,578
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.222       1,035
                                                                      2003       $11.222      $16.802       1,576
                                                                      2004       $16.802      $20.506       3,708
                                                                      2005       $20.506      $25.573       1,394
                                                                      2006       $25.573      $32.057       1,485
                                                                      2007       $32.057      $40.397       1,272
                                                                      2008       $40.397      $18.696       1,448
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.465         679
                                                                      2003       $10.465      $13.540       4,416
                                                                      2004       $13.540      $15.706       3,859
                                                                      2005       $15.706      $16.934       5,256
                                                                      2006       $16.934      $20.126       5,669
                                                                      2007       $20.126      $22.738       4,712
                                                                      2008       $22.738      $13.266       4,550
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.711           0
                                                                      2003       $10.711      $12.833           0
                                                                      2004       $12.833      $14.409           0
                                                                      2005       $14.409      $13.668           0
                                                                      2006       $13.668      $15.084           0
                                                                      2007       $15.084      $16.384           0
                                                                      2008       $16.384      $17.028           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.897           0
                                                                      2005       $10.897      $11.405         973
                                                                      2006       $11.405      $12.796         940
                                                                      2007       $12.796      $13.363         905
                                                                      2008       $13.363       $9.327         897
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.348         219
                                                                      2005       $10.348      $10.260       2,081
                                                                      2006       $10.260      $10.977       2,126
                                                                      2007       $10.977      $11.406       2,065
                                                                      2008       $11.406       $9.204       1,734
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.881           0
                                                                      2005       $10.881      $10.994           0
                                                                      2006       $10.994      $12.619           0
                                                                      2007       $12.619      $12.771           0
                                                                      2008       $12.771       $7.946         697
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.129           0
                                                                      2005       $11.129      $11.395           0
                                                                      2006       $11.395      $12.032         251
                                                                      2007       $12.032      $14.279         227
                                                                      2008       $14.279       $8.629           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.112         102
                                                                      2005       $11.112      $11.769       1,444
                                                                      2006       $11.769      $12.926       1,452
                                                                      2007       $12.926      $12.722       1,500
                                                                      2008       $12.722       $7.550       1,678
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.686           0
                                                                      2003       $10.686      $13.039         608
                                                                      2004       $13.039      $14.009         604
                                                                      2005       $14.009      $14.214       1,736
                                                                      2006       $14.214      $15.421       1,129
                                                                      2007       $15.421      $15.615       1,125
                                                                      2008       $15.615       $8.616       1,119
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.096           0
                                                                      2005       $10.096      $10.111           0
                                                                      2006       $10.111      $10.383         656
                                                                      2007       $10.383      $10.575         691
                                                                      2008       $10.575       $6.305           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.252         693
                                                                      2004       $12.252      $12.783       5,931
                                                                      2005       $12.783      $13.118      12,758
                                                                      2006       $13.118      $13.824      13,280
                                                                      2007       $13.824      $15.402      14,035
                                                                      2008       $15.402       $8.190      12,959
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.138           0
                                                                      2003       $10.138      $14.174       2,282
                                                                      2004       $14.174      $16.489       3,487
                                                                      2005       $16.489      $18.406      11,068
                                                                      2006       $18.406      $21.141      10,377
                                                                      2007       $21.141      $21.945      10,166
                                                                      2008       $21.945      $12.813       9,956
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.651           0
                                                                      2003       $10.651      $12.903          64
                                                                      2004       $12.903      $13.729         737
                                                                      2005       $13.729      $13.706       1,562
                                                                      2006       $13.706      $14.651       1,566
                                                                      2007       $14.651      $14.268       1,587
                                                                      2008       $14.268       $2.992       4,406
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.167       1,659
                                                                      2003       $10.167      $12.580      49,473
                                                                      2004       $12.580      $13.437      50,562
                                                                      2005       $13.437      $13.905      53,251
                                                                      2006       $13.905      $15.617      51,754
                                                                      2007       $15.617      $15.915      50,555
                                                                      2008       $15.915       $9.558      50,061
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.344         488
                                                                      2003       $10.344      $14.601       4,863
                                                                      2004       $14.601      $17.029       6,053
                                                                      2005       $17.029      $18.285      10,209
                                                                      2006       $18.285      $20.518       9,963
                                                                      2007       $20.518      $19.797       9,711
                                                                      2008       $19.797      $12.010       9,714
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.050           0
                                                                      2003       $10.050      $12.338         486
                                                                      2004       $12.338      $14.420         486
                                                                      2005       $14.420      $15.803         459
                                                                      2006       $15.803      $15.884         498
                                                                      2007       $15.884      $16.480         497
                                                                      2008       $16.480       $8.190         598

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.541       3,584
                                                                      2003       $10.541      $12.085      10,641
                                                                      2004       $12.085      $12.824      13,081
                                                                      2005       $12.824      $12.862      10,753
                                                                      2006       $12.862      $13.498      12,994
                                                                      2007       $13.498      $14.469       9,907
                                                                      2008       $14.469      $12.108      10,600
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.378           0
                                                                      2003       $10.378      $12.379           0
                                                                      2004       $12.379      $13.218           0
                                                                      2005       $13.218      $13.838           0
                                                                      2006       $13.838      $15.284           0
                                                                      2007       $15.284      $15.395           0
                                                                      2008       $15.395      $10.045           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.787       1,590
                                                                      2003       $10.787      $13.447       7,978
                                                                      2004       $13.447      $14.622       8,312
                                                                      2005       $14.622      $15.058      15,371
                                                                      2006       $15.058      $17.081      15,121
                                                                      2007       $17.081      $15.704       8,162
                                                                      2008       $15.704       $9.421       8,040
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.714           0
                                                                      2003        $9.714      $11.254         398
                                                                      2004       $11.254      $11.798       2,383
                                                                      2005       $11.798      $13.070       1,421
                                                                      2006       $13.070      $13.148       1,356
                                                                      2007       $13.148      $12.788       1,245
                                                                      2008       $12.788      $10.378       1,263
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.730       1,659
                                                                      2003       $10.730      $13.288       3,807
                                                                      2004       $13.288      $14.374       4,294
                                                                      2005       $14.374      $14.503       4,298
                                                                      2006       $14.503      $15.687       4,261
                                                                      2007       $15.687      $15.779       4,549
                                                                      2008       $15.779      $11.416       3,942

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.175           0
                                                                      2003       $10.175      $10.398         567
                                                                      2004       $10.398      $10.626       2,801
                                                                      2005       $10.626      $10.645       4,143
                                                                      2006       $10.645      $10.889       4,038
                                                                      2007       $10.889      $11.211       3,376
                                                                      2008       $11.211       $8.346       1,473
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.594         906
                                                                      2003       $10.594      $13.325       2,459
                                                                      2004       $13.325      $15.152       2,417
                                                                      2005       $15.152      $16.637       2,302
                                                                      2006       $16.637      $20.795       2,346
                                                                      2007       $20.795      $22.050       1,668
                                                                      2008       $22.050      $12.094       1,543
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.397           0
                                                                      2003       $10.397      $12.936         109
                                                                      2004       $12.936      $14.259         112
                                                                      2005       $14.259      $15.184         107
                                                                      2006       $15.184      $16.930         104
                                                                      2007       $16.930      $15.710         111
                                                                      2008       $15.710       $9.294         131
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.975           0
                                                                      2003        $9.975       $9.811           0
                                                                      2004        $9.811       $9.664          15
                                                                      2005        $9.664       $9.697       1,960
                                                                      2006        $9.697       $9.907       2,288
                                                                      2007        $9.907      $10.158       2,267
                                                                      2008       $10.158      $10.196       3,867
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.369           0
                                                                      2003       $10.369      $13.438         512
                                                                      2004       $13.438      $14.506         512
                                                                      2005       $14.506      $15.617         507
                                                                      2006       $15.617      $16.592         519
                                                                      2007       $16.592      $17.166         508
                                                                      2008       $17.166      $10.290         535
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.193       1,842
                                                                      2003       $11.193      $14.511       2,089
                                                                      2004       $14.511      $16.392       3,349
                                                                      2005       $16.392      $16.987      11,442
                                                                      2006       $16.987      $19.287      11,838
                                                                      2007       $19.287      $17.949      10,069
                                                                      2008       $17.949       $9.703       9,722

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.632           0
                                                                      2003       $10.632      $13.039         323
                                                                      2004       $13.039      $13.725         328
                                                                      2005       $13.725      $14.105         328
                                                                      2006       $14.105      $15.366         326
                                                                      2007       $15.366      $15.119         105
                                                                      2008       $15.119       $9.092         121
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.504           0
                                                                      2003       $10.504      $12.031       3,843
                                                                      2004       $12.031      $12.740       3,824
                                                                      2005       $12.740      $12.967       3,806
                                                                      2006       $12.967      $14.203       3,788
                                                                      2007       $14.203      $14.030       3,381
                                                                      2008       $14.030       $8.139       3,362
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.459           0
                                                                      2003       $11.459      $13.997           0
                                                                      2004       $13.997      $16.657           0
                                                                      2005       $16.657      $17.699           0
                                                                      2006       $17.699      $22.004           0
                                                                      2007       $22.004      $25.825           0
                                                                      2008       $25.825      $17.566           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.362           0
                                                                      2003       $10.362      $13.504       1,396
                                                                      2004       $13.504      $15.674       1,393
                                                                      2005       $15.674      $17.203       1,380
                                                                      2006       $17.203      $17.753       1,383
                                                                      2007       $17.753      $18.033       1,380
                                                                      2008       $18.033       $9.609       1,388
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.099       1,226
                                                                      2003       $10.099      $12.345       8,292
                                                                      2004       $12.345      $12.689       9,367
                                                                      2005       $12.689      $13.125      11,705
                                                                      2006       $13.125      $13.543      12,102
                                                                      2007       $13.543      $13.983      12,185
                                                                      2008       $13.983       $8.616      11,542

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.088       4,347
                                                                      2005       $11.088      $12.058       4,196
                                                                      2006       $12.058      $12.381       4,217
                                                                      2007       $12.381      $14.247       3,507
                                                                      2008       $14.247       $7.412       3,619
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.301         100
                                                                      2005       $11.301      $11.514         789
                                                                      2006       $11.514      $13.077       2,339
                                                                      2007       $13.077      $12.497       2,185
                                                                      2008       $12.497       $7.851         861
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.642       1,623
                                                                      2003       $10.642      $13.297      12,164
                                                                      2004       $13.297      $14.850      16,012
                                                                      2005       $14.850      $15.946      21,023
                                                                      2006       $15.946      $18.098      20,848
                                                                      2007       $18.098      $18.156      20,757
                                                                      2008       $18.156      $12.044      19,341
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.840       1,242
                                                                      2005        $9.840       $9.864       2,416
                                                                      2006        $9.864      $10.056       2,603
                                                                      2007       $10.056      $10.278       2,529
                                                                      2008       $10.278      $10.238       1,754
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.401           0
                                                                      2003        $9.401      $11.687       2,034
                                                                      2004       $11.687      $12.212       3,987
                                                                      2005       $12.212      $12.865       3,028
                                                                      2006       $12.865      $12.921       3,553
                                                                      2007       $12.921      $14.747       3,309
                                                                      2008       $14.747       $7.343       3,563
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.049           0
                                                                      2003       $11.049      $13.814       2,524
                                                                      2004       $13.814      $14.881       2,698
                                                                      2005       $14.881      $16.331       1,554
                                                                      2006       $16.331      $17.709       1,569
                                                                      2007       $17.709      $18.436       1,497
                                                                      2008       $18.436      $15.339       1,221

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.926           0
                                                                      2005       $10.926      $11.482           0
                                                                      2006       $11.482      $12.650           0
                                                                      2007       $12.650      $12.794           0
                                                                      2008       $12.794       $9.680           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.723       3,404
                                                                      2005       $10.723      $12.143       3,193
                                                                      2006       $12.143      $12.372       3,376
                                                                      2007       $12.372      $14.757         779
                                                                      2008       $14.757       $7.338           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.698      10,439
                                                                      2005       $10.698      $12.090           0
                                                                      2006       $12.090      $12.283           0
                                                                      2007       $12.283      $14.623           0
                                                                      2008       $14.623       $7.248           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.036         103
                                                                      2005       $11.036      $12.094          97
                                                                      2006       $12.094      $14.381          89
                                                                      2007       $14.381      $15.448          83
                                                                      2008       $15.448      $10.742          93
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.796         347
                                                                      2007        $9.796      $11.753         311
                                                                      2008       $11.753       $6.116           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.543         512
                                                                      2004       $13.543      $15.764         516
                                                                      2005       $15.764      $17.415         510
                                                                      2006       $17.415      $19.061         530
                                                                      2007       $19.061      $19.203         520
                                                                      2008       $19.203      $11.193         569

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.264           0
                                                                      2005       $11.264      $12.381           0
                                                                      2006       $12.381      $14.624           0
                                                                      2007       $14.624      $15.432           0
                                                                      2008       $15.432       $8.866           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.258           0
                                                                      2005       $11.258      $12.356           0
                                                                      2006       $12.356      $14.586         104
                                                                      2007       $14.586      $15.377         106
                                                                      2008       $15.377       $8.815           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.690         477
                                                                      2003       $10.690      $14.448         913
                                                                      2004       $14.448      $19.240       1,592
                                                                      2005       $19.240      $21.983       2,001
                                                                      2006       $21.983      $29.619       1,936
                                                                      2007       $29.619      $23.975       1,662
                                                                      2008       $23.975      $14.532       1,660



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.228         0
                                                                      2007       $10.228      $11.733         0
                                                                      2008       $11.733       $6.577         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.419         0
                                                                      2007       $10.419      $11.048         0
                                                                      2008       $11.048       $8.086         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.448         0
                                                                      2007       $10.448      $11.237         0
                                                                      2008       $11.237       $7.385         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.457         0
                                                                      2007       $10.457      $11.360         0
                                                                      2008       $11.360       $6.870         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.310         0
                                                                      2007       $10.310      $10.679         0
                                                                      2008       $10.679       $9.327         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.706         0
                                                                      2007        $9.706      $11.610         0
                                                                      2008       $11.610       $6.271         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.779          0
                                                                      2007       $10.779      $11.088          0
                                                                      2008       $11.088       $6.815          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.838          0
                                                                      2007        $9.838      $11.097          0
                                                                      2008       $11.097       $6.555          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.690      $13.330        214
                                                                      2004       $13.330      $14.422        216
                                                                      2005       $14.422      $14.603        763
                                                                      2006       $14.603      $16.677        715
                                                                      2007       $16.677      $15.705        765
                                                                      2008       $15.705       $9.962        872
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.194          0
                                                                      2005       $11.194      $11.126          0
                                                                      2006       $11.126      $12.868          0
                                                                      2007       $12.868      $13.057          0
                                                                      2008       $13.057       $8.984          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.509          0
                                                                      2005       $10.509      $10.389          0
                                                                      2006       $10.389      $11.269          0
                                                                      2007       $11.269      $11.708          0
                                                                      2008       $11.708       $7.497          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.811      $15.472          0
                                                                      2004       $15.472      $16.870          0
                                                                      2005       $16.870      $17.292          0
                                                                      2006       $17.292      $18.384          0
                                                                      2007       $18.384      $20.001          0
                                                                      2008       $20.001      $11.249          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.030      $14.495        195
                                                                      2004       $14.495      $17.545        176
                                                                      2005       $17.545      $18.666        176
                                                                      2006       $18.666      $21.359        167
                                                                      2007       $21.359      $20.391        186
                                                                      2008       $20.391      $13.359        184

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.211      15,265
                                                                      2005       $10.211      $10.228      15,732
                                                                      2006       $10.228      $10.406      16,825
                                                                      2007       $10.406      $10.850      15,914
                                                                      2008       $10.850      $11.418           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.974           0
                                                                      2007       $10.974      $12.004           0
                                                                      2008       $12.004       $8.400           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.590      $12.628           0
                                                                      2004       $12.628      $13.912           0
                                                                      2005       $13.912      $15.044           0
                                                                      2006       $15.044      $17.420           0
                                                                      2007       $17.420      $17.630           0
                                                                      2008       $17.630      $10.844           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.665      $16.796           0
                                                                      2004       $16.796      $20.488           0
                                                                      2005       $20.488      $25.538           0
                                                                      2006       $25.538      $31.997           0
                                                                      2007       $31.997      $40.301           0
                                                                      2008       $40.301      $18.642           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.368      $13.536           0
                                                                      2004       $13.536      $15.692           0
                                                                      2005       $15.692      $16.911           0
                                                                      2006       $16.911      $20.089           0
                                                                      2007       $20.089      $22.683           0
                                                                      2008       $22.683      $13.228           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.573      $12.829           0
                                                                      2004       $12.829      $14.397           0
                                                                      2005       $14.397      $13.649           0
                                                                      2006       $13.649      $15.056           0
                                                                      2007       $15.056      $16.345           0
                                                                      2008       $16.345      $16.979           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.895           0
                                                                      2005       $10.895      $11.398           0
                                                                      2006       $11.398      $12.782           0
                                                                      2007       $12.782      $13.341           0
                                                                      2008       $13.341       $9.307           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond--Debenture Portfolio
                                                                      2004       $10.000      $10.347           0
                                                                      2005       $10.347      $10.253           0
                                                                      2006       $10.253      $10.965           0
                                                                      2007       $10.965      $11.387           0
                                                                      2008       $11.387       $9.184           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.880           0
                                                                      2005       $10.880      $10.988           0
                                                                      2006       $10.988      $12.604           0
                                                                      2007       $12.604      $12.750           0
                                                                      2008       $12.750       $7.928           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.127           0
                                                                      2005       $11.127      $11.388           0
                                                                      2006       $11.388      $12.018           0
                                                                      2007       $12.018      $14.255           0
                                                                      2008       $14.255       $8.610           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.110           0
                                                                      2005       $11.110      $11.761           0
                                                                      2006       $11.761      $12.912           0
                                                                      2007       $12.912      $12.701           0
                                                                      2008       $12.701       $7.533           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.095      $13.034           0
                                                                      2004       $13.034      $14.998      16,703
                                                                      2005       $13.998      $14.195      17,004
                                                                      2006       $14.195      $15.392      17,063
                                                                      2007       $15.392      $15.578      16,626
                                                                      2008       $15.578       $8.591           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.095           0
                                                                      2005       $10.095      $10.105           0
                                                                      2006       $10.105      $10.371           0
                                                                      2007       $10.371      $10.558           0
                                                                      2008       $10.558       $6.291           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.248           0
                                                                      2004       $12.248      $12.772           0
                                                                      2005       $12.772      $13.100           0
                                                                      2006       $13.100      $13.799           0
                                                                      2007       $13.799      $15.365           0
                                                                      2008       $15.365       $8.166           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.070      $14.169           0
                                                                      2004       $14.169      $16.475           0
                                                                      2005       $16.475      $18.381           0
                                                                      2006       $18.381      $21.102           0
                                                                      2007       $21.102      $21.892           0
                                                                      2008       $21.892      $12.776           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.718      $12.898           0
                                                                      2004       $12.898      $13.718      22,725
                                                                      2005       $13.718      $13.687      23,513
                                                                      2006       $13.687      $14.623      23,947
                                                                      2007       $14.623      $14.234      24,260
                                                                      2008       $14.234       $2.983           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.451      $12.576           0
                                                                      2004       $12.576      $13.425           0
                                                                      2005       $13.425      $13.886           0
                                                                      2006       $13.886      $15.588           0
                                                                      2007       $15.588      $15.877           0
                                                                      2008       $15.877       $9.531           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.701      $14.596           0
                                                                      2004       $14.596      $17.015           0
                                                                      2005       $17.015      $18.260           0
                                                                      2006       $18.260      $20.479           0
                                                                      2007       $20.479      $19.750           0
                                                                      2008       $19.750      $11.975           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.328      $12.333           0
                                                                      2004       $12.333      $14.407           0
                                                                      2005       $14.407      $15.782           0
                                                                      2006       $15.782      $15.854           0
                                                                      2007       $15.854      $16.441           0
                                                                      2008       $16.441       $8.167           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.233      $12.081           0
                                                                      2004       $12.081      $12.813           0
                                                                      2005       $12.813      $12.844       1,214
                                                                      2006       $12.844      $13.472       1,229
                                                                      2007       $13.472      $14.434       1,153
                                                                      2008       $14.434      $12.073       1,048

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.739      $12.375           0
                                                                      2004       $12.375      $13.207           0
                                                                      2005       $13.207      $13.819           0
                                                                      2006       $13.819      $15.255           0
                                                                      2007       $15.255      $15.358           0
                                                                      2008       $15.358      $10.016           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.980      $13.443           0
                                                                      2004       $13.443      $14.609           0
                                                                      2005       $14.609      $15.037           0
                                                                      2006       $15.037      $17.049           0
                                                                      2007       $17.049      $15.667           0
                                                                      2008       $15.667       $9.394           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.221      $11.251           0
                                                                      2004       $11.251      $11.788           0
                                                                      2005       $11.788      $13.052           0
                                                                      2006       $13.052      $13.124           0
                                                                      2007       $13.124      $12.758           0
                                                                      2008       $12.758      $10.348           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.851      $13.283           0
                                                                      2004       $13.283      $14.362           0
                                                                      2005       $14.362      $14.483         538
                                                                      2006       $14.483      $15.658         529
                                                                      2007       $15.658      $15.741         529
                                                                      2008       $15.741      $11.383         558
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.344      $10.394           0
                                                                      2004       $10.394      $10.617           0
                                                                      2005       $10.617      $10.630       1,467
                                                                      2006       $10.630      $10.868       1,523
                                                                      2007       $10.868      $11.184       1,488
                                                                      2008       $11.184       $8.322       1,528
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.562      $13.320           0
                                                                      2004       $13.320      $15.139           0
                                                                      2005       $15.139      $16.614           0
                                                                      2006       $16.614      $20.756           0
                                                                      2007       $20.756      $21.998           0
                                                                      2008       $21.998      $12.059           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.679      $12.931           0
                                                                      2004       $12.931      $14.247           0
                                                                      2005       $14.247      $15.163           0
                                                                      2006       $15.163      $16.899           0
                                                                      2007       $16.899      $15.673           0
                                                                      2008       $15.673       $9.267           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.925       $9.807           0
                                                                      2004        $9.807       $9.656           0
                                                                      2005        $9.656       $9.684       1,610
                                                                      2006        $9.684       $9.889       1,675
                                                                      2007        $9.889      $10.134       1,642
                                                                      2008       $10.134      $10.166       1,242
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.966      $13.434           0
                                                                      2004       $13.434      $14.494           0
                                                                      2005       $14.494      $15.596           0
                                                                      2006       $15.596      $16.561           0
                                                                      2007       $16.561      $17.125           0
                                                                      2008       $17.125      $10.260           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.307      $14.506           0
                                                                      2004       $14.506      $16.378           0
                                                                      2005       $16.378      $16.964         230
                                                                      2006       $16.964      $19.251         215
                                                                      2007       $19.251      $17.907         232
                                                                      2008       $17.907       $9.675         332
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.828      $13.035           0
                                                                      2004       $13.035      $13.713           0
                                                                      2005       $13.713      $14.086           0
                                                                      2006       $14.086      $15.337           0
                                                                      2007       $15.337      $15.083           0
                                                                      2008       $15.083       $9.066           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.669      $12.027           0
                                                                      2004       $12.027      $12.729           0
                                                                      2005       $12.729      $12.949           0
                                                                      2006       $12.949      $14.177           0
                                                                      2007       $14.177      $13.997           0
                                                                      2008       $13.997       $8.115           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.633      $13.993           0
                                                                      2004       $13.993      $16.642           0
                                                                      2005       $16.642      $17.675           0
                                                                      2006       $17.675      $21.963           0
                                                                      2007       $21.963      $25.763           0
                                                                      2008       $25.763      $17.515           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.785      $13.499           0
                                                                      2004       $13.449      $15.660           0
                                                                      2005       $15.660      $17.179           0
                                                                      2006       $17.179      $17.720           0
                                                                      2007       $17.720      $17.990           0
                                                                      2008       $17.990       $9.582           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.566      $12.341           0
                                                                      2004       $12.341      $12.678           0
                                                                      2005       $12.678      $13.107           0
                                                                      2006       $13.107      $13.518           0
                                                                      2007       $13.518      $13.950           0
                                                                      2008       $13.950       $8.591           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.084           0
                                                                      2005       $11.084      $12.047           0
                                                                      2006       $12.047      $12.364           0
                                                                      2007       $12.364      $14.220           0
                                                                      2008       $14.220       $7.394           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.297           0
                                                                      2005       $11.297      $11.505       1,016
                                                                      2006       $11.505      $13.059         951
                                                                      2007       $13.059      $12.474       1,001
                                                                      2008       $12.474       $7.832       1,227
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.766      $13.293         107
                                                                      2004       $13.293      $14.838      15,864
                                                                      2005       $14.838      $15.924      15,262
                                                                      2006       $15.924      $18.065      14,641
                                                                      2007       $18.065      $18.113      14,400
                                                                      2008       $18.113      $12.009          97

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.835      31,698
                                                                      2005        $9.835       $9.854      32,660
                                                                      2006        $9.854      $10.040      34,878
                                                                      2007       $10.040      $10.257      33,668
                                                                      2008       $10.257      $10.212           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.917      $11.683         243
                                                                      2004       $11.683      $12.202         127
                                                                      2005       $12.202      $12.847         129
                                                                      2006       $12.847      $12.896         139
                                                                      2007       $12.896      $14.712         128
                                                                      2008       $14.712       $7.322         159
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.275      $13.809         103
                                                                      2004       $13.809      $14.868      10,696
                                                                      2005       $14.868      $16.309      10,075
                                                                      2006       $16.309      $17.676      10,112
                                                                      2007       $17.676      $18.392       9,591
                                                                      2008       $18.392      $15.295         155
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.922           0
                                                                      2005       $10.922      $11.472         390
                                                                      2006       $11.472      $12.633       2,309
                                                                      2007       $12.633      $12.770       2,307
                                                                      2008       $12.770       $9.657       2,304
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.719         293
                                                                      2005       $10.719      $12.133         272
                                                                      2006       $12.133      $12.355         289
                                                                      2007       $12.355      $14.730         254
                                                                      2008       $14.730       $7.320         316
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.694           0
                                                                      2005       $10.694      $12.080           0
                                                                      2006       $12.080      $12.266           0
                                                                      2007       $12.266      $14.595           0
                                                                      2008       $14.595       $7.231           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.030         0
                                                                      2005       $11.030      $12.081         0
                                                                      2006       $12.081      $14.359         0
                                                                      2007       $14.359      $15.417         0
                                                                      2008       $15.417      $10.715         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.793         0
                                                                      2007        $9.793      $11.743         0
                                                                      2008       $11.743       $6.108         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.538         0
                                                                      2004       $13.538      $15.751         0
                                                                      2005       $15.751      $17.392         0
                                                                      2006       $17.392      $19.025         0
                                                                      2007       $19.025      $19.158         0
                                                                      2008       $19.158      $11.161         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.260         0
                                                                      2005       $11.260      $12.370         0
                                                                      2006       $12.370      $14.605         0
                                                                      2007       $14.605      $15.404         0
                                                                      2008       $15.404       $8.845         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.254         0
                                                                      2005       $11.254      $12.345         0
                                                                      2006       $12.345      $14.566         0
                                                                      2007       $14.566      $15.348         0
                                                                      2008       $15.348       $8.794         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.366      $14.443           0
                                                                      2004       $14.443      $19.223           0
                                                                      2005       $19.223      $21.953       7,330
                                                                      2006       $21.953      $29.563       5,923
                                                                      2007       $29.563      $23.918       7,219
                                                                      2008       $23.918      $14.490           0



* The Allstate Advisor Plus Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.221        162
                                                                      2007       $10.221      $11.713        162
                                                                      2008       $11.713       $6.559        161
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.412          0
                                                                      2007       $10.412      $11.029          0
                                                                      2008       $11.029       $8.064          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.441          0
                                                                      2007       $10.441      $11.218          0
                                                                      2008       $11.218       $7.365          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.450          0
                                                                      2007       $10.450      $11.341          0
                                                                      2008       $11.341       $6.851          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.303          0
                                                                      2007       $10.303      $10.661          0
                                                                      2008       $10.661       $9.302          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.700          0
                                                                      2007        $9.700      $11.591          0
                                                                      2008       $11.591       $6.254          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.772          0
                                                                      2007       $10.772      $11.069          0
                                                                      2008       $11.069       $6.797          0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.831           0
                                                                      2007        $9.831      $11.078           0
                                                                      2008       $11.078       $6.537           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.837           0
                                                                      2003       $10.837      $13.310       7,709
                                                                      2004       $13.310      $14.385       5,270
                                                                      2005       $14.385      $14.551       3,239
                                                                      2006       $14.551      $16.601       2,244
                                                                      2007       $16.601      $15.618         211
                                                                      2008       $15.618       $9.897         210
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.187       1,218
                                                                      2005       $11.187      $11.107       1,232
                                                                      2006       $11.107      $12.833         283
                                                                      2007       $12.833      $13.008       4,773
                                                                      2008       $13.008       $8.941       4,491
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.507           0
                                                                      2005       $10.507      $10.375         352
                                                                      2006       $10.375      $11.243         347
                                                                      2007       $11.243      $11.669       1,340
                                                                      2008       $11.669       $7.465       1,330
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.520           0
                                                                      2003       $11.520      $15.449           0
                                                                      2004       $15.449      $16.827           0
                                                                      2005       $16.827      $17.230           0
                                                                      2006       $17.230      $18.300           0
                                                                      2007       $18.300      $19.889           0
                                                                      2008       $19.889      $11.175           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.211           0
                                                                      2003       $11.211      $14.473       2,684
                                                                      2004       $14.473      $17.500       3,160
                                                                      2005       $17.500      $18.600       2,603
                                                                      2006       $18.600      $21.261       1,716
                                                                      2007       $21.261      $20.277         245
                                                                      2008       $20.277      $13.271         257
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.204           0
                                                                      2005       $10.204      $10.211           0
                                                                      2006       $10.211      $10.378           0
                                                                      2007       $10.378      $10.809           0
                                                                      2008       $10.809      $11.363           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.966           0
                                                                      2007       $10.966      $11.983       1,431
                                                                      2008       $11.983       $8.377       1,341
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.311           0
                                                                      2003       $10.311      $12.609         952
                                                                      2004       $12.609      $13.876       1,642
                                                                      2005       $13.876      $14.991       1,558
                                                                      2006       $14.991      $17.341       1,422
                                                                      2007       $17.341      $17.531       2,452
                                                                      2008       $17.531      $10.773       2,309
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.218           0
                                                                      2003       $11.218      $16.770           0
                                                                      2004       $16.770      $20.437           0
                                                                      2005       $20.437      $25.447           0
                                                                      2006       $25.447      $31.851           0
                                                                      2007       $31.851      $40.076           0
                                                                      2008       $40.076      $18.518           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.462           0
                                                                      2003       $10.462      $13.515       2,690
                                                                      2004       $13.515      $15.653       2,616
                                                                      2005       $15.653      $16.851       1,971
                                                                      2006       $16.851      $19.997       1,623
                                                                      2007       $19.997      $22.556       2,980
                                                                      2008       $22.556      $13.140       2,840
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.707           0
                                                                      2003       $10.707      $12.809           0
                                                                      2004       $12.809      $14.361           0
                                                                      2005       $14.361      $13.601           0
                                                                      2006       $13.601      $14.987           0
                                                                      2007       $14.987      $16.253           0
                                                                      2008       $16.253      $16.867           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.893       2,502
                                                                      2005       $10.893      $11.384       2,504
                                                                      2006       $11.384      $12.752         130
                                                                      2007       $12.752      $13.296         130
                                                                      2008       $13.296       $9.267         129
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.344           0
                                                                      2005       $10.344      $10.240         179
                                                                      2006       $10.240      $10.940         178
                                                                      2007       $10.940      $11.349         762
                                                                      2008       $11.349       $9.145         592

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.877           0
                                                                      2005       $10.877      $10.974           0
                                                                      2006       $10.974      $12.575         276
                                                                      2007       $12.575      $12.708         276
                                                                      2008       $12.708       $7.894         275
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.125           0
                                                                      2005       $11.125      $11.373           0
                                                                      2006       $11.373      $11.991           0
                                                                      2007       $11.991      $14.208         234
                                                                      2008       $14.208       $8.573         233
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.108       1,227
                                                                      2005       $11.108      $11.746       1,206
                                                                      2006       $11.746      $12.882         135
                                                                      2007       $12.882      $12.658         135
                                                                      2008       $12.658       $7.500         134
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.682           0
                                                                      2003       $10.682      $13.015         823
                                                                      2004       $13.015      $13.962       1,707
                                                                      2005       $13.962      $14.144       1,739
                                                                      2006       $14.144      $15.322       2,000
                                                                      2007       $15.322      $15.491         523
                                                                      2008       $15.491       $8.534         551
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.092           0
                                                                      2005       $10.092      $10.092           0
                                                                      2006       $10.092      $10.348           0
                                                                      2007       $10.348      $10.523       1,183
                                                                      2008       $10.523       $6.264       1,180
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.239           0
                                                                      2004       $12.239      $12.750           0
                                                                      2005       $12.750      $13.065         140
                                                                      2006       $13.065      $13.747         142
                                                                      2007       $13.747      $15.292         131
                                                                      2008       $15.292       $8.119         182
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.135           0
                                                                      2003       $10.135      $14.147           0
                                                                      2004       $14.147      $16.433           0
                                                                      2005       $16.433      $18.316           0
                                                                      2006       $18.316      $21.005          81
                                                                      2007       $21.005      $21.770          81
                                                                      2008       $21.770      $12.692          81

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.647           0
                                                                      2003       $10.647      $12.879           0
                                                                      2004       $12.879      $13.683         220
                                                                      2005       $13.683      $13.638         219
                                                                      2006       $13.638      $14.557         219
                                                                      2007       $14.557      $14.155         218
                                                                      2008       $14.155       $2.963         218
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.164           0
                                                                      2003       $10.164      $12.557           0
                                                                      2004       $12.557      $13.391           0
                                                                      2005       $13.391      $13.837         396
                                                                      2006       $13.837      $15.516         377
                                                                      2007       $15.516      $15.788         697
                                                                      2008       $15.788       $9.468         787
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.340           0
                                                                      2003       $10.340      $14.574          78
                                                                      2004       $14.574      $16.972          75
                                                                      2005       $16.972      $18.195          73
                                                                      2006       $18.195      $20.386          70
                                                                      2007       $20.386      $19.639          75
                                                                      2008       $19.639      $11.896          90
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.047           0
                                                                      2003       $10.047      $13.315           0
                                                                      2004       $13.315      $14.371           0
                                                                      2005       $14.371      $15.726           0
                                                                      2006       $15.726      $15.782           0
                                                                      2007       $15.782      $16.349           0
                                                                      2008       $16.349       $8.113           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.537           0
                                                                      2003       $10.537      $12.063      10,492
                                                                      2004       $12.063      $12.781       7,660
                                                                      2005       $12.781      $12.798       5,440
                                                                      2006       $12.798      $13.411       4,247
                                                                      2007       $13.411      $14.354       1,103
                                                                      2008       $14.354      $11.993         955
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.374           0
                                                                      2003       $10.374      $12.356           0
                                                                      2004       $12.374      $13.173           0
                                                                      2005       $13.173      $13.770           0
                                                                      2006       $13.770      $15.186           0
                                                                      2007       $15.186      $15.272           0
                                                                      2008       $15.272       $9.950           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.784           0
                                                                      2003       $10.784      $13.422           0
                                                                      2004       $13.784      $14.572           0
                                                                      2005       $14.572      $14.984           0
                                                                      2006       $14.984      $16.971           0
                                                                      2007       $16.971      $15.579           0
                                                                      2008       $15.579       $9.331           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.711           0
                                                                      2003        $9.711      $11.233         968
                                                                      2004       $11.233      $11.758       1,865
                                                                      2005       $11.758      $13.006       1,679
                                                                      2006       $13.006      $13.064       1,675
                                                                      2007       $13.064      $12.687           0
                                                                      2008       $12.687      $10.279           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.727           0
                                                                      2003       $10.727      $13.263          88
                                                                      2004       $13.263      $14.326          87
                                                                      2005       $14.326      $14.432          92
                                                                      2006       $14.432      $15.587          93
                                                                      2007       $15.587      $15.653         307
                                                                      2008       $15.653      $11.307         257
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.172           0
                                                                      2003       $10.172      $10.378      11,776
                                                                      2004       $10.378      $10.590       8,580
                                                                      2005       $10.590      $10.593       5,851
                                                                      2006       $10.593      $10.819       4,498
                                                                      2007       $10.819      $11.122       1,421
                                                                      2008       $11.122       $8.267       1,248
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.590           0
                                                                      2003       $10.590      $13.300         180
                                                                      2004       $13.300      $15.100         171
                                                                      2005       $15.100      $16.555         164
                                                                      2006       $16.555      $20.662         143
                                                                      2007       $20.662      $21.875         283
                                                                      2008       $21.875      $11.979         336
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.394           0
                                                                      2003       $10.394      $12.912           0
                                                                      2004       $12.912      $14.211           0
                                                                      2005       $14.211      $15.109           0
                                                                      2006       $15.109      $16.822           0
                                                                      2007       $16.822      $15.585           0
                                                                      2008       $15.585       $9.205           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.972           0
                                                                      2003        $9.972       $9.792         116
                                                                      2004        $9.792       $9.631         129
                                                                      2005        $9.631       $9.649         705
                                                                      2006        $9.649       $9.843         740
                                                                      2007        $9.843      $10.077       1,075
                                                                      2008       $10.077      $10.099         716
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.365           0
                                                                      2003       $10.365      $13.413         790
                                                                      2004       $13.413      $14.457       1,543
                                                                      2005       $14.457      $15.540       1,456
                                                                      2006       $15.540      $16.485       1,389
                                                                      2007       $16.485      $17.030           0
                                                                      2008       $17.030      $10.192           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.189           0
                                                                      2003       $11.189      $14.484           0
                                                                      2004       $14.484      $16.336           0
                                                                      2005       $16.336      $16.904         108
                                                                      2006       $16.904      $19.163         102
                                                                      2007       $19.163      $17.806         346
                                                                      2008       $17.806       $9.611         414
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.628           0
                                                                      2003       $10.628      $13.015           0
                                                                      2004       $13.015      $13.679           0
                                                                      2005       $13.679      $14.036           0
                                                                      2006       $14.036      $15.267           0
                                                                      2007       $15.267      $14.999           0
                                                                      2008       $14.999       $9.006           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.501           0
                                                                      2003       $10.501      $12.009         890
                                                                      2004       $12.009      $12.697       1,652
                                                                      2005       $12.697      $12.903       1,675
                                                                      2006       $12.903      $14.112       1,617
                                                                      2007       $14.112      $13.918           0
                                                                      2008       $13.918       $8.061           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.455           0
                                                                      2003       $11.455      $13.971           0
                                                                      2004       $13.971      $16.600           0
                                                                      2005       $16.600      $17.612           0
                                                                      2006       $17.612      $21.862           0
                                                                      2007       $21.862      $25.619           0
                                                                      2008       $25.619      $17.400           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.359           0
                                                                      2003       $10.359      $13.479           0
                                                                      2004       $13.479      $15.621           0
                                                                      2005       $15.621      $17.118           0
                                                                      2006       $17.118      $17.639           0
                                                                      2007       $17.639      $17.890           0
                                                                      2008       $17.890       $9.518           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.096           0
                                                                      2003       $10.096      $12.322       9,044
                                                                      2004       $12.322      $12.646       7,761
                                                                      2005       $12.646      $13.060       5,373
                                                                      2006       $13.060      $13.456       4,506
                                                                      2007       $13.456      $13.872         322
                                                                      2008       $13.872       $8.534         354
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.077         231
                                                                      2005       $11.077      $12.027         220
                                                                      2006       $12.027      $12.331         228
                                                                      2007       $12.331      $14.167         208
                                                                      2008       $14.167       $7.359         272
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.289           0
                                                                      2005       $11.289      $11.485         159
                                                                      2006       $11.485      $13.023         150
                                                                      2007       $13.023      $12.427         162
                                                                      2008       $12.427       $7.795         190
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.639           0
                                                                      2003       $10.639      $13.273         271
                                                                      2004       $13.273      $14.800         260
                                                                      2005       $14.800      $15.867         363
                                                                      2006       $15.867      $17.982         351
                                                                      2007       $17.982      $18.011         355
                                                                      2008       $18.011      $11.930         373
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.825           0
                                                                      2005        $9.825       $9.834           0
                                                                      2006        $9.834      $10.010           0
                                                                      2007       $10.010      $10.215           0
                                                                      2008       $10.215      $10.160           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.398           0
                                                                      2003        $9.398      $11.666         891
                                                                      2004       $11.666      $12.171       2,313
                                                                      2005       $12.171      $12.802       2,269
                                                                      2006       $12.802      $12.838       2,017
                                                                      2007       $12.838      $14.629         239
                                                                      2008       $14.629       $7.273         239
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.045           0
                                                                      2003       $11.045      $13.788           0
                                                                      2004       $13.788      $14.831           0
                                                                      2005       $14.831      $16.251           0
                                                                      2006       $16.251      $17.595           0
                                                                      2007       $17.595      $18.289           0
                                                                      2008       $18.289      $15.193           0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.915           0
                                                                      2005       $10.915      $11.452           0
                                                                      2006       $11.452      $12.598           0
                                                                      2007       $12.598      $12.722           0
                                                                      2008       $12.722       $9.611           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.712         138
                                                                      2005       $10.712      $12.112         138
                                                                      2006       $12.112      $12.321         138
                                                                      2007       $12.321      $14.674         137
                                                                      2008       $14.674       $7.285         137
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.687           0
                                                                      2005       $10.687      $12.059           0
                                                                      2006       $12.059      $12.233           0
                                                                      2007       $12.233      $14.540           0
                                                                      2008       $14.540       $7.196           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.019           0
                                                                      2005       $11.019      $12.057           0
                                                                      2006       $12.057      $14.315           0
                                                                      2007       $14.315      $15.354           0
                                                                      2008       $15.354      $10.660           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.786           0
                                                                      2007        $9.786      $11.723         495
                                                                      2008       $11.723       $6.091         573
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.529           0
                                                                      2004       $13.529      $15.724           0
                                                                      2005       $15.724      $17.345           0
                                                                      2006       $17.345      $18.954           0
                                                                      2007       $18.954      $19.066           0
                                                                      2008       $19.066      $11.096           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.253           0
                                                                      2005       $11.253      $12.349           0
                                                                      2006       $12.349      $14.565           0
                                                                      2007       $14.565      $15.346           0
                                                                      2008       $15.346       $8.803           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.246           0
                                                                      2005       $11.246      $12.324           0
                                                                      2006       $12.324      $14.526           0
                                                                      2007       $14.526      $15.291         217
                                                                      2008       $15.291       $8.752         230
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.687           0
                                                                      2003       $10.687      $14.421         734
                                                                      2004       $14.421      $19.174       1,193
                                                                      2005       $19.174      $21.875       1,047
                                                                      2006       $21.875      $29.428         799
                                                                      2007       $29.428      $23.784           0
                                                                      2008       $23.784      $14.395           0



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1

  Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.217           0
                                                                      2007       $10.217      $11.703      32,743
                                                                      2008       $11.703       $6.550           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.408           0
                                                                      2007       $10.408      $11.019           0
                                                                      2008       $11.019       $8.053           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.438           0
                                                                      2007       $10.438      $11.208           0
                                                                      2008       $11.208       $7.355           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.446           0
                                                                      2007       $10.446      $11.331           0
                                                                      2008       $11.331       $6.841           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.299           0
                                                                      2007       $10.299      $10.652           0
                                                                      2008       $10.652       $9.289           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.696           0
                                                                      2007        $9.696      $11.581           0
                                                                      2008       $11.581       $6.246           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.768           0
                                                                      2007       $10.768      $11.060       3,998
                                                                      2008       $11.060       $6.787           0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.828       8,266
                                                                      2007        $9.828      $11.069      46,635
                                                                      2008       $11.069       $6.528      11,201
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.689      $13.316       9,439
                                                                      2004       $13.316      $14.385      19,491
                                                                      2005       $14.385      $14.543      26,635
                                                                      2006       $14.543      $16.584      21,592
                                                                      2007       $16.584      $15.593      17,200
                                                                      2008       $15.593       $9.876      13,134
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.183           0
                                                                      2005       $11.183      $11.097           0
                                                                      2006       $11.097      $12.815       2,117
                                                                      2007       $12.815      $12.984           0
                                                                      2008       $12.984       $8.919           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.505           0
                                                                      2005       $10.505      $10.369       7,042
                                                                      2006       $10.369      $11.230      10,074
                                                                      2007       $11.230      $11.650       6,456
                                                                      2008       $11.650       $7.448       7,794
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.811      $15.457           0
                                                                      2004       $15.457      $16.827           0
                                                                      2005       $16.827      $17.221           0
                                                                      2006       $17.221      $18.281           0
                                                                      2007       $18.281      $19.858           0
                                                                      2008       $19.858      $11.151           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.030      $14.480       9,032
                                                                      2004       $14.480      $17.500       9,649
                                                                      2005       $17.500      $18.590      10,285
                                                                      2006       $18.590      $21.239      26,689
                                                                      2007       $21.239      $20.246      16,507
                                                                      2008       $20.246      $13.243      12,296
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.200         404
                                                                      2005       $10.200      $10.202         414
                                                                      2006       $10.202      $10.364         441
                                                                      2007       $10.364      $10.789         417
                                                                      2008       $10.789      $11.336      38,631
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.962      19,014
                                                                      2007       $10.962      $11.973      22,609
                                                                      2008       $11.973       $8.365      15,810

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.590      $12.615       9,807
                                                                      2004       $12.615      $13.876      16,793
                                                                      2005       $13.876      $14.983      17,701
                                                                      2006       $14.983      $17.323      16,904
                                                                      2007       $17.323      $17.504      14,526
                                                                      2008       $17.504      $10.750       6,819
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.665      $16.779       7,104
                                                                      2004       $16.779      $20.436       4,327
                                                                      2005       $20.436      $25.434       6,625
                                                                      2006       $25.434      $31.818       9,219
                                                                      2007       $31.818      $40.013      21,406
                                                                      2008       $40.013      $18.480       6,994
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.368      $13.522       9,892
                                                                      2004       $13.522      $15.652      12,661
                                                                      2005       $15.652      $16.842      14,689
                                                                      2006       $16.842      $19.976      32,069
                                                                      2007       $19.976      $22.521      67,484
                                                                      2008       $22.521      $13.113      23,562
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.573      $12.816           0
                                                                      2004       $12.816      $14.360           0
                                                                      2005       $14.360      $13.593           0
                                                                      2006       $13.593      $14.972           0
                                                                      2007       $14.972      $16.228           0
                                                                      2008       $16.228      $16.832           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.891           0
                                                                      2005       $10.891      $11.376           0
                                                                      2006       $11.376      $12.738       6,339
                                                                      2007       $12.738      $13.274       6,242
                                                                      2008       $13.274       $9.247       1,931
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.343       1,877
                                                                      2005       $10.343      $10.234       7,713
                                                                      2006       $10.234      $10.927       5,379
                                                                      2007       $10.927      $11.330       3,520
                                                                      2008       $11.330       $9.125       3,312
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.875       1,800
                                                                      2005       $10.875      $10.967       1,014
                                                                      2006       $10.967      $12.561           0
                                                                      2007       $12.561      $12.687           0
                                                                      2008       $12.687       $7.877       1,536

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.123           9
                                                                      2005       $11.123      $11.366          54
                                                                      2006       $11.366      $11.977      15,641
                                                                      2007       $11.977      $14.184      46,502
                                                                      2008       $14.184       $8.554      10,707
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.106       3,007
                                                                      2005       $11.106      $11.739      12,765
                                                                      2006       $11.739      $12.867       8,745
                                                                      2007       $12.867      $12.637       6,909
                                                                      2008       $12.637       $7.484       6,360
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.095      $13.021           0
                                                                      2004       $13.021      $13.962       1,567
                                                                      2005       $13.962      $14.137       2,333
                                                                      2006       $14.137      $15.306       2,029
                                                                      2007       $15.306      $15.467       2,014
                                                                      2008       $15.467       $8.516       1,285
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.091           0
                                                                      2005       $10.091      $10.085           0
                                                                      2006       $10.085      $10.336       1,443
                                                                      2007       $10.336      $10.505       1,486
                                                                      2008       $10.505       $6.251       1,593
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.235         275
                                                                      2004       $12.235      $12.739       5,440
                                                                      2005       $12.739      $13.047      16,685
                                                                      2006       $13.047      $13.721      10,355
                                                                      2007       $13.721      $15.255      12,457
                                                                      2008       $15.255       $8.095       7,171
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.070      $14.154         999
                                                                      2004       $14.154      $16.433       6,411
                                                                      2005       $16.433      $18.306       7,622
                                                                      2006       $18.306      $20.984       5,405
                                                                      2007       $20.984      $21.736       4,411
                                                                      2008       $21.736      $12.666       1,478
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.717      $12.885       1,259
                                                                      2004       $12.885      $13.683       4,444
                                                                      2005       $13.683      $13.631       4,618
                                                                      2006       $13.631      $14.541       4,301
                                                                      2007       $14.541      $14.133       4,030
                                                                      2008       $14.133       $2.957       6,872

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.451      $12.563      25,624
                                                                      2004       $12.563      $13.391      11,415
                                                                      2005       $13.391      $13.829      19,524
                                                                      2006       $13.829      $15.500      24,527
                                                                      2007       $15.500      $15.764      19,099
                                                                      2008       $15.764       $9.448      28,507
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.701      $14.581       4,279
                                                                      2004       $14.581      $16.971       7,490
                                                                      2005       $16.971      $18.186      10,717
                                                                      2006       $18.186      $20.365      18,815
                                                                      2007       $20.365      $19.609      17,633
                                                                      2008       $19.609      $11.872      14,648
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.328      $12.321       9,108
                                                                      2004       $12.321      $14.371       7,285
                                                                      2005       $14.371      $15.718       7,525
                                                                      2006       $15.718      $15.765      13,746
                                                                      2007       $15.765      $16.324      11,803
                                                                      2008       $16.324       $8.096      11,460
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.233      $12.069       5,288
                                                                      2004       $12.069      $12.780      15,035
                                                                      2005       $12.780      $12.792      27,673
                                                                      2006       $12.792      $13.397      40,404
                                                                      2007       $13.397      $14.331      31,785
                                                                      2008       $14.331      $11.969      31,688
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.739      $12.362       4,478
                                                                      2004       $12.362      $13.173       7,117
                                                                      2005       $13.173      $13.763       7,789
                                                                      2006       $13.763      $15.170       7,483
                                                                      2007       $15.170      $15.248       5,390
                                                                      2008       $15.248       $9.929       5,189
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.980      $13.429       1,712
                                                                      2004       $13.429      $14.572       3,707
                                                                      2005       $14.572      $14.976       2,941
                                                                      2006       $14.976      $16.954       2,897
                                                                      2007       $16.954      $15.555       3,301
                                                                      2008       $15.555       $9.312       3,106

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.221      $11.239          486
                                                                      2004       $11.239      $11.758        1,842
                                                                      2005       $11.758      $12.999        2,363
                                                                      2006       $12.999      $13.050        3,346
                                                                      2007       $13.050      $12.667        3,518
                                                                      2008       $12.667      $10.258        2,819
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.851      $13.270        3,849
                                                                      2004       $13.270      $14.325        7,971
                                                                      2005       $14.325      $14.424        8,365
                                                                      2006       $14.424      $15.570        7,902
                                                                      2007       $15.570      $15.629        7,905
                                                                      2008       $15.629      $11.284        6,817
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.344      $10.383        3,591
                                                                      2004       $10.383      $10.590        9,755
                                                                      2005       $10.590      $10.587       17,586
                                                                      2006       $10.587      $10.807       21,249
                                                                      2007       $10.807      $11.105       14,789
                                                                      2008       $11.105       $8.250       13,861
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.562      $13.307        1,575
                                                                      2004       $13.307      $15.100        1,793
                                                                      2005       $15.100      $16.546        2,678
                                                                      2006       $16.546      $20.640       23,947
                                                                      2007       $20.640      $21.841       24,842
                                                                      2008       $21.841      $11.954       10,114
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.679      $12.918            0
                                                                      2004       $12.918      $14.211            0
                                                                      2005       $14.211      $15.101            0
                                                                      2006       $15.101      $16.804            0
                                                                      2007       $16.804      $15.561            0
                                                                      2008       $15.561       $9.186            0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.925       $9.797          517
                                                                      2004        $9.797       $9.631       43,551
                                                                      2005        $9.631       $9.644       59,106
                                                                      2006        $9.644       $9.833       62,338
                                                                      2007        $9.833      $10.061       70,602
                                                                      2008       $10.061      $10.078      332,949
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.966      $13.420          426
                                                                      2004       $13.420      $14.457        1,155
                                                                      2005       $14.457      $15.532          432
                                                                      2006       $15.532      $16.468          440
                                                                      2007       $16.468      $17.003          433
                                                                      2008       $17.003      $10.171          434

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.307      $14.491       4,257
                                                                      2004       $14.491      $16.336       8,573
                                                                      2005       $16.336      $16.895      10,862
                                                                      2006       $16.895      $19.143       9,776
                                                                      2007       $19.143      $17.779       9,363
                                                                      2008       $17.779       $9.591       9,703
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.828      $13.021           0
                                                                      2004       $13.021      $13.678           0
                                                                      2005       $13.678      $14.029           0
                                                                      2006       $14.029      $15.251           0
                                                                      2007       $15.251      $14.976           0
                                                                      2008       $14.976       $8.987           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.669      $12.015         459
                                                                      2004       $12.015      $12.697         788
                                                                      2005       $12.697      $12.896         828
                                                                      2006       $12.896      $14.097         823
                                                                      2007       $14.097      $13.897         821
                                                                      2008       $13.897       $8.045         446
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.633      $13.978           0
                                                                      2004       $13.978      $16.600           0
                                                                      2005       $16.600      $17.603           0
                                                                      2006       $17.603      $21.840           0
                                                                      2007       $21.840      $25.579           0
                                                                      2008       $25.579      $17.364           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.785      $13.485         238
                                                                      2004       $13.485      $15.620       1,263
                                                                      2005       $15.620      $17.109       1,867
                                                                      2006       $17.109      $17.621       1,853
                                                                      2007       $17.621      $17.862         366
                                                                      2008       $17.862       $9.498         379
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.566      $12.328      16,725
                                                                      2004       $12.328      $12.645      21,243
                                                                      2005       $12.645      $13.054      17,261
                                                                      2006       $13.054      $13.442      18,439
                                                                      2007       $13.442      $13.850      12,788
                                                                      2008       $13.850       $8.517      11,434

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.073         543
                                                                      2005       $11.073      $12.017         541
                                                                      2006       $12.017      $12.314         539
                                                                      2007       $12.314      $14.140         537
                                                                      2008       $14.140       $7.341         535
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.285          13
                                                                      2005       $11.285      $11.475       3,068
                                                                      2006       $11.475      $13.006      12,321
                                                                      2007       $13.006      $12.404       8,978
                                                                      2008       $12.404       $7.776       2,802
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.766      $13.279      18,384
                                                                      2004       $13.279      $14.800      20,631
                                                                      2005       $14.800      $15.859      16,708
                                                                      2006       $15.859      $17.963      15,952
                                                                      2007       $17.963      $17.983      13,615
                                                                      2008       $17.983      $11.905      12,805
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.820       3,095
                                                                      2005        $9.820       $9.824       2,463
                                                                      2006        $9.824       $9.994       2,465
                                                                      2007        $9.994      $10.194       2,277
                                                                      2008       $10.194      $10.134      22,200
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.917      $11.671       6,314
                                                                      2004       $11.671      $12.171      11,270
                                                                      2005       $12.171      $12.795      13,409
                                                                      2006       $12.795      $12.824      19,759
                                                                      2007       $12.824      $14.607      31,242
                                                                      2008       $14.607       $7.258      20,894
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.275      $13.795           0
                                                                      2004       $13.795      $14.830       1,476
                                                                      2005       $14.830      $16.242       3,061
                                                                      2006       $16.242      $17.577       3,198
                                                                      2007       $17.577      $18.261       1,408
                                                                      2008       $18.261      $15.162       5,109
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.911         378
                                                                      2005       $10.911      $11.443         369
                                                                      2006       $11.443      $12.581         363
                                                                      2007       $12.581      $12.698         355
                                                                      2008       $12.698       $9.588         333

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.708        1,923
                                                                      2005       $10.708      $12.102        1,816
                                                                      2006       $12.102      $12.304        1,826
                                                                      2007       $12.304      $14.647        1,488
                                                                      2008       $14.647       $7.268        1,527
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.683        1,354
                                                                      2005       $10.683      $12.049        6,674
                                                                      2006       $12.049      $12.216            0
                                                                      2007       $12.216      $14.513            0
                                                                      2008       $14.513       $7.179            0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000      $11.013            7
                                                                      2005       $11.013      $12.044          774
                                                                      2006       $12.044      $14.293       21,010
                                                                      2007       $14.293      $15.322       11,365
                                                                      2008       $15.322      $10.633       10,648
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.783        9,091
                                                                      2007        $9.783      $11.713      109,479
                                                                      2008       $11.713       $6.083        2,678
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.524          199
                                                                      2004       $13.524      $15.711          678
                                                                      2005       $15.711      $17.321        3,079
                                                                      2006       $17.321      $18.919        3,447
                                                                      2007       $18.919      $19.021        2,651
                                                                      2008       $19.021      $11.064        1,394
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.249        5,681
                                                                      2005       $11.249      $12.339        5,921
                                                                      2006       $12.339      $14.545        6,910
                                                                      2007       $14.545      $15.317        6,780
                                                                      2008       $15.317       $8.782        8,044

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.242           0
                                                                      2005       $11.242      $12.314           0
                                                                      2006       $12.314      $14.507       8,965
                                                                      2007       $14.507      $15.262      12,347
                                                                      2008       $15.262       $8.731      18,974
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.366      $14.429       2,890
                                                                      2004       $14.429      $19.174       4,667
                                                                      2005       $19.174      $21.864       4,859
                                                                      2006       $21.864      $29.398      18,469
                                                                      2007       $29.398      $23.747      11,729
                                                                      2008       $23.747      $14.365       8,527



* The Allstate Advisor Plus Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.210         0
                                                                      2007       $10.210      $11.683         0
                                                                      2008       $11.683       $6.532         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.401         0
                                                                      2007       $10.401      $11.000         0
                                                                      2008       $11.000       $8.031         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.430         0
                                                                      2007       $10.430      $11.189         0
                                                                      2008       $11.189       $7.335         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.439         0
                                                                      2007       $10.439      $11.311         0
                                                                      2008       $11.311       $6.823         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.292         0
                                                                      2007       $10.292      $10.634         0
                                                                      2008       $10.634       $9.264         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.690         0
                                                                      2007        $9.690      $11.561         0
                                                                      2008       $11.561       $6.229         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.761         0
                                                                      2007       $10.761      $11.041         0
                                                                      2008       $11.041       $6.769         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.821         0
                                                                      2007        $9.821      $11.050         0
                                                                      2008       $11.050       $6.510         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.681      $13.296         0
                                                                      2004       $13.296      $14.349         0
                                                                      2005       $14.349      $14.492         0
                                                                      2006       $14.492      $16.508         0
                                                                      2007       $16.508      $15.506         0
                                                                      2008       $15.506       $9.811         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.175         0
                                                                      2005       $11.175      $11.078         0
                                                                      2006       $11.078      $12.780         0
                                                                      2007       $12.780      $12.935         0
                                                                      2008       $12.935       $8.877         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.503         0
                                                                      2005       $10.503      $10.356         0
                                                                      2006       $10.356      $11.205         0
                                                                      2007       $11.205      $11.611         0
                                                                      2008       $11.611       $7.416         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.801      $15.433         0
                                                                      2004       $15.433      $16.784         0
                                                                      2005       $16.784      $17.160         0
                                                                      2006       $17.160      $18.198         0
                                                                      2007       $18.198      $19.747         0
                                                                      2008       $19.747      $11.078         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.021      $14.458         0
                                                                      2004       $14.458      $17.455         0
                                                                      2005       $17.455      $18.524         0
                                                                      2006       $18.524      $21.142         0
                                                                      2007       $21.142      $20.132         0
                                                                      2008       $20.132      $13.156         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.193         0
                                                                      2005       $10.193      $10.184         0
                                                                      2006       $10.184      $10.336         0
                                                                      2007       $10.336      $10.748         0
                                                                      2008       $10.748      $11.282         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.955         0
                                                                      2007       $10.955      $11.952         0
                                                                      2008       $11.952       $8.342         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.581      $12.596         0
                                                                      2004       $12.596      $13.841         0
                                                                      2005       $13.841      $14.929         0
                                                                      2006       $14.929      $17.243         0
                                                                      2007       $17.243      $17.406         0
                                                                      2008       $17.406      $10.679         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.655      $16.754         0
                                                                      2004       $16.754      $20.384         0
                                                                      2005       $20.384      $25.344         0
                                                                      2006       $25.344      $31.673         0
                                                                      2007       $31.673      $39.789         0
                                                                      2008       $39.789      $18.358         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.359      $13.501         0
                                                                      2004       $13.501      $15.612         0
                                                                      2005       $15.612      $16.782         0
                                                                      2006       $16.782      $19.885         0
                                                                      2007       $19.885      $22.395         0
                                                                      2008       $22.395      $13.026         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.563      $12.796         0
                                                                      2004       $12.796      $14.324         0
                                                                      2005       $14.324      $13.545         0
                                                                      2006       $13.545      $14.903         0
                                                                      2007       $14.903      $16.137         0
                                                                      2008       $16.137      $16.721         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.888         0
                                                                      2005       $10.888      $11.362         0
                                                                      2006       $11.362      $12.709         0
                                                                      2007       $12.709      $13.230         0
                                                                      2008       $13.230       $9.206         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.340         0
                                                                      2005       $10.340      $10.221         0
                                                                      2006       $10.221      $10.902         0
                                                                      2007       $10.902      $11.293         0
                                                                      2008       $11.293       $9.085         0
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.873         0
                                                                      2005       $10.873      $10.953         0
                                                                      2006       $10.953      $12.532         0
                                                                      2007       $12.532      $12.645         0
                                                                      2008       $12.645       $7.843         0
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.120         0
                                                                      2005       $11.120      $11.351         0
                                                                      2006       $11.351      $11.949         0
                                                                      2007       $11.949      $14.137         0
                                                                      2008       $14.137       $8.517         0
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.103         0
                                                                      2005       $11.103      $11.724         0
                                                                      2006       $11.724      $12.838         0
                                                                      2007       $12.838      $12.595         0
                                                                      2008       $12.595       $7.452         0
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.085      $13.001         0
                                                                      2004       $13.001      $13.926         0
                                                                      2005       $13.926      $14.086         0
                                                                      2006       $14.086      $15.236         0
                                                                      2007       $15.236      $15.380         0
                                                                      2008       $15.380       $8.460         0
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.088         0
                                                                      2005       $10.088      $10.073         0
                                                                      2006       $10.073      $10.312         0
                                                                      2007       $10.312      $10.471         0
                                                                      2008       $10.471       $6.223         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.227         0
                                                                      2004       $12.227      $12.718         0
                                                                      2005       $12.718      $13.011         0
                                                                      2006       $13.011      $13.670         0
                                                                      2007       $13.670      $15.183         0
                                                                      2008       $15.183       $8.048         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.062      $14.133         0
                                                                      2004       $14.133      $16.391         0
                                                                      2005       $16.391      $18.241         0
                                                                      2006       $18.241      $20.888         0
                                                                      2007       $20.888      $21.614         0
                                                                      2008       $21.614      $12.582         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.708      $12.866         0
                                                                      2004       $12.866      $13.648         0
                                                                      2005       $13.648      $13.583         0
                                                                      2006       $13.583      $14.475         0
                                                                      2007       $14.475      $14.054         0
                                                                      2008       $14.054       $2.937         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.442      $12.544         0
                                                                      2004       $12.544      $13.357         0
                                                                      2005       $13.357      $13.780         0
                                                                      2006       $13.780      $15.429         0
                                                                      2007       $15.429      $15.676         0
                                                                      2008       $15.676       $9.386         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.692      $14.559         0
                                                                      2004       $14.559      $16.928         0
                                                                      2005       $16.928      $18.121         0
                                                                      2006       $18.121      $20.272         0
                                                                      2007       $20.272      $19.499         0
                                                                      2008       $19.499      $11.793         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.319      $12.302         0
                                                                      2004       $12.302      $14.334         0
                                                                      2005       $14.334      $15.662         0
                                                                      2006       $15.662      $15.693         0
                                                                      2007       $15.693      $16.232         0
                                                                      2008       $16.232       $8.042         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.224      $12.050         0
                                                                      2004       $12.050      $12.748         0
                                                                      2005       $12.748      $12.746         0
                                                                      2006       $12.746      $13.336         0
                                                                      2007       $13.336      $14.251         0
                                                                      2008       $14.251      $11.889         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.730      $12.344         0
                                                                      2004       $12.344      $13.139         0
                                                                      2005       $13.139      $13.714         0
                                                                      2006       $13.714      $15.100         0
                                                                      2007       $15.100      $15.163         0
                                                                      2008       $15.163       $9.863         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.971      $13.408         0
                                                                      2004       $13.408      $14.535         0
                                                                      2005       $14.535      $14.923         0
                                                                      2006       $14.923      $16.876         0
                                                                      2007       $16.876      $15.468         0
                                                                      2008       $15.468       $9.250         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.213      $11.222         0
                                                                      2004       $11.222      $11.728         0
                                                                      2005       $11.728      $12.953         0
                                                                      2006       $12.953      $12.991         0
                                                                      2007       $12.991      $12.596         0
                                                                      2008       $12.596      $10.190         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.841      $13.249         0
                                                                      2004       $13.249      $14.289         0
                                                                      2005       $14.289      $14.373         0
                                                                      2006       $14.373      $15.499         0
                                                                      2007       $15.499      $15.541         0
                                                                      2008       $15.541      $11.209         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.335      $10.368         0
                                                                      2004       $10.368      $10.563         0
                                                                      2005       $10.563      $10.549         0
                                                                      2006       $10.549      $10.758         0
                                                                      2007       $10.758      $11.042         0
                                                                      2008       $11.042       $8.195         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.554      $13.286         0
                                                                      2004       $13.286      $15.062         0
                                                                      2005       $15.062      $16.488         0
                                                                      2006       $16.488      $20.546         0
                                                                      2007       $20.546      $21.719         0
                                                                      2008       $21.719      $11.875         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.670      $12.899         0
                                                                      2004       $12.899      $14.175         0
                                                                      2005       $14.175      $15.048         0
                                                                      2006       $15.048      $16.727         0
                                                                      2007       $16.727      $15.474         0
                                                                      2008       $15.474       $9.126         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.917       $9.782         0
                                                                      2004        $9.782       $9.606         0
                                                                      2005        $9.606       $9.610         0
                                                                      2006        $9.610       $9.788         0
                                                                      2007        $9.788      $10.005         0
                                                                      2008       $10.005      $10.011         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.957      $13.399         0
                                                                      2004       $13.399      $14.420         0
                                                                      2005       $14.420      $15.477         0
                                                                      2006       $15.477      $16.392         0
                                                                      2007       $16.392      $16.908         0
                                                                      2008       $16.908      $10.104         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.298      $14.469         0
                                                                      2004       $14.469      $16.294         0
                                                                      2005       $16.294      $16.835         0
                                                                      2006       $16.835      $19.056         0
                                                                      2007       $19.056      $17.679         0
                                                                      2008       $17.679       $9.528         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.819      $13.002         0
                                                                      2004       $13.002      $13.644         0
                                                                      2005       $13.644      $13.979         0
                                                                      2006       $13.979      $15.182         0
                                                                      2007       $15.182      $14.892         0
                                                                      2008       $14.892       $8.928         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.660      $11.997         0
                                                                      2004       $11.997      $12.665         0
                                                                      2005       $12.665      $12.851         0
                                                                      2006       $12.851      $14.033         0
                                                                      2007       $14.033      $13.819         0
                                                                      2008       $13.819       $7.991         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.623      $13.957         0
                                                                      2004       $13.957      $16.558         0
                                                                      2005       $16.558      $17.540         0
                                                                      2006       $17.540      $21.740         0
                                                                      2007       $21.740      $25.436         0
                                                                      2008       $25.436      $17.249         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.776      $13.465         0
                                                                      2004       $13.465      $15.580         0
                                                                      2005       $15.580      $17.048         0
                                                                      2006       $17.048      $17.540         0
                                                                      2007       $17.540      $17.762         0
                                                                      2008       $17.762       $9.436         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.557      $12.309         0
                                                                      2004       $12.309      $12.613         0
                                                                      2005       $12.613      $13.007         0
                                                                      2006       $13.007      $13.380         0
                                                                      2007       $13.380      $13.773         0
                                                                      2008       $13.773       $8.460         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.066         0
                                                                      2005       $11.066      $11.996         0
                                                                      2006       $11.996      $12.280         0
                                                                      2007       $12.280      $14.087         0
                                                                      2008       $14.087       $7.306         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.278         0
                                                                      2005       $11.278      $11.456         0
                                                                      2006       $11.456      $12.970         0
                                                                      2007       $12.970      $12.357         0
                                                                      2008       $12.357       $7.739         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.757      $13.259         0
                                                                      2004       $13.259      $14.762         0
                                                                      2005       $14.762      $15.803         0
                                                                      2006       $15.803      $17.881         0
                                                                      2007       $17.881      $17.883         0
                                                                      2008       $17.883      $11.826         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.810         0
                                                                      2005        $9.810       $9.803         0
                                                                      2006        $9.803       $9.964         0
                                                                      2007        $9.964      $10.152         0
                                                                      2008       $10.152      $10.082         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.909      $11.654         0
                                                                      2004       $11.654      $12.140         0
                                                                      2005       $12.140      $12.749         0
                                                                      2006       $12.749      $12.765         0
                                                                      2007       $12.765      $14.525         0
                                                                      2008       $14.525       $7.210         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.265      $13.774         0
                                                                      2004       $13.774      $14.793         0
                                                                      2005       $14.793      $16.184         0
                                                                      2006       $16.184      $17.496         0
                                                                      2007       $17.496      $18.159         0
                                                                      2008       $18.159      $15.062         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.903         0
                                                                      2005       $10.903      $11.423         0
                                                                      2006       $11.423      $12.547         0
                                                                      2007       $12.547      $12.650         0
                                                                      2008       $12.650       $9.542         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.701         0
                                                                      2005       $10.701      $12.081         0
                                                                      2006       $12.081      $12.271         0
                                                                      2007       $12.271      $14.592         0
                                                                      2008       $14.592       $7.233         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.676         0
                                                                      2005       $10.676      $12.028         0
                                                                      2006       $12.028      $12.183         0
                                                                      2007       $12.183      $14.459         0
                                                                      2008       $14.459       $7.145         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.002         0
                                                                      2005       $11.002      $12.020         0
                                                                      2006       $12.020      $14.250         0
                                                                      2007       $14.250      $15.260         0
                                                                      2008       $15.260      $10.579         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.776         0
                                                                      2007        $9.776      $11.692         0
                                                                      2008       $11.692       $6.066         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.515         0
                                                                      2004       $13.515      $15.684         0
                                                                      2005       $15.684      $17.274         0
                                                                      2006       $17.274      $18.848         0
                                                                      2007       $18.848      $18.930         0
                                                                      2008       $18.930      $11.000         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.241         0
                                                                      2005       $11.241      $12.318         0
                                                                      2006       $12.318      $14.505         0
                                                                      2007       $14.505      $15.260         0
                                                                      2008       $15.260       $8.740         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.234         0
                                                                      2005       $11.234      $12.293         0
                                                                      2006       $12.293      $14.467         0
                                                                      2007       $14.467      $15.205         0
                                                                      2008       $15.205       $8.689         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.357      $14.407         0
                                                                      2004       $14.407      $19.125         0
                                                                      2005       $19.125      $21.786         0
                                                                      2006       $21.786      $29.263         0
                                                                      2007       $29.263      $23.614         0
                                                                      2008       $23.614      $14.270         0

   ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25

* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15% and Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.259       1,752
                                                                      2007       $10.259      $11.824       4,265
                                                                      2008       $11.824       $6.658         184
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.451           0
                                                                      2007       $10.451      $11.133           0
                                                                      2008       $11.133       $8.186           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.481           0
                                                                      2007       $10.481      $11.324           0
                                                                      2008       $11.324       $7.477       2,217
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.489           0
                                                                      2007       $10.489      $11.448           0
                                                                      2008       $11.448       $6.955           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.342           0
                                                                      2007       $10.342      $10.762           0
                                                                      2008       $10.762       $9.443           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.736           0
                                                                      2007        $9.736      $11.700           0
                                                                      2008       $11.700       $6.349           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.813           0
                                                                      2007       $10.813      $11.174       5,029
                                                                      2008       $11.174       $6.900       4,022
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.868           0
                                                                      2007        $9.868      $11.183       1,072
                                                                      2008       $11.183       $6.636          97
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.850       1,613
                                                                      2003       $10.850      $13.401      20,964
                                                                      2004       $13.401      $14.565      20,500
                                                                      2005       $14.565      $14.815      18,215
                                                                      2006       $14.815      $16.998      13,267
                                                                      2007       $16.998      $16.081       8,105
                                                                      2008       $16.081      $10.248       7,133
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.229         899
                                                                      2005       $11.229      $11.211      12,518
                                                                      2006       $11.211      $13.026      12,724
                                                                      2007       $13.026      $13.279      12,833
                                                                      2008       $13.279       $9.178       6,763
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.521         634
                                                                      2005       $10.521      $10.448      14,522
                                                                      2006       $10.448      $11.386      17,719
                                                                      2007       $11.386      $11.884      15,163
                                                                      2008       $11.884       $7.645      12,513
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.534         668
                                                                      2003       $11.534      $15.554       4,300
                                                                      2004       $15.554      $17.038       3,470
                                                                      2005       $17.038      $17.544       3,700
                                                                      2006       $17.544      $18.738       3,963
                                                                      2007       $18.738      $20.479       3,194
                                                                      2008       $20.479      $11.571       3,227
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.224         453
                                                                      2003       $11.224      $14.572      10,437
                                                                      2004       $14.572      $17.719      11,390
                                                                      2005       $17.719      $18.938      11,370
                                                                      2006       $18.938      $21.769       9,035
                                                                      2007       $21.769      $20.879       9,169
                                                                      2008       $20.879      $13.742       6,914

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.242           0
                                                                      2005       $10.242      $10.307           0
                                                                      2006       $10.307      $10.535         852
                                                                      2007       $10.535      $11.034         847
                                                                      2008       $11.034      $11.665           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.007           0
                                                                      2007       $11.007      $12.096       3,815
                                                                      2008       $12.096       $8.504       1,137
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.323      10,878
                                                                      2003       $10.323      $12.695      31,197
                                                                      2004       $12.695      $14.050      31,373
                                                                      2005       $14.050      $15.263      30,181
                                                                      2006       $15.263      $17.755      19,849
                                                                      2007       $17.755      $18.051      17,373
                                                                      2008       $18.051      $11.155      12,892
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.232           0
                                                                      2003       $11.232      $16.885       1,609
                                                                      2004       $16.885      $20.692       1,852
                                                                      2005       $20.692      $25.910       2,598
                                                                      2006       $25.910      $32.612       2,400
                                                                      2007       $32.612      $41.265       2,534
                                                                      2008       $41.265      $19.175       2,833
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.474      14,593
                                                                      2003       $10.474      $13.607      20,924
                                                                      2004       $13.607      $15.848      21,001
                                                                      2005       $15.848      $17.157      23,909
                                                                      2006       $17.157      $20.475      12,612
                                                                      2007       $20.475      $23.226      12,069
                                                                      2008       $23.226      $13.606       7,990
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.720           0
                                                                      2003       $10.720      $12.897       5,060
                                                                      2004       $12.897      $14.540       5,066
                                                                      2005       $14.540      $13.848       5,227
                                                                      2006       $13.848      $15.345       5,308
                                                                      2007       $15.345      $16.736       4,971
                                                                      2008       $16.736      $17.465       3,554

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.908         926
                                                                      2005       $10.908      $11.464       6,064
                                                                      2006       $11.464      $12.914       6,108
                                                                      2007       $12.914      $13.541       4,599
                                                                      2008       $13.541       $9.490       3,711
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.359           0
                                                                      2005       $10.359      $10.312       1,538
                                                                      2006       $10.312      $11.078         824
                                                                      2007       $11.078      $11.558         787
                                                                      2008       $11.558       $9.365         587
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.892           0
                                                                      2005       $10.892      $11.050         643
                                                                      2006       $11.050      $12.734         640
                                                                      2007       $12.734      $12.942         636
                                                                      2008       $12.942       $8.085         633
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.140           0
                                                                      2005       $11.140      $11.453           0
                                                                      2006       $11.453      $12.143       1,391
                                                                      2007       $12.143      $14.469       1,817
                                                                      2008       $14.469       $8.780       1,279
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.123           0
                                                                      2005       $11.123      $11.829      12,155
                                                                      2006       $11.829      $13.045      12,798
                                                                      2007       $13.045      $12.891      10,327
                                                                      2008       $12.891       $7.682       8,752
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.695         153
                                                                      2003       $10.695      $13.104       9,097
                                                                      2004       $13.104      $14.136      11,489
                                                                      2005       $14.136      $14.401      12,208
                                                                      2006       $14.401      $15.688      11,787
                                                                      2007       $15.688      $15.951      10,841
                                                                      2008       $15.951       $8.837       9,337
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.106           0
                                                                      2005       $10.106      $10.163           0
                                                                      2006       $10.163      $10.479       1,437
                                                                      2007       $10.479      $10.716       2,744
                                                                      2008       $10.716       $6.415       1,318

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.281      26,077
                                                                      2004       $12.281      $12.870       2,587
                                                                      2005       $12.870      $13.262       8,385
                                                                      2006       $13.262      $14.032       8,924
                                                                      2007       $14.032      $15.698       7,412
                                                                      2008       $15.698       $8.381       7,560
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.147           0
                                                                      2003       $10.147      $14.244      12,244
                                                                      2004       $14.244      $16.639      13,506
                                                                      2005       $16.639      $18.649       9,221
                                                                      2006       $18.649      $21.507       7,194
                                                                      2007       $21.507      $22.416       6,825
                                                                      2008       $22.416      $13.142       6,257
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.660          77
                                                                      2003       $10.660      $12.967       5,984
                                                                      2004       $12.967      $13.854       7,175
                                                                      2005       $13.854      $13.886       4,176
                                                                      2006       $13.886      $14.904       3,826
                                                                      2007       $14.904      $14.575       3,888
                                                                      2008       $14.575       $3.068       4,070
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.176      11,494
                                                                      2003       $10.176      $12.643      34,724
                                                                      2004       $12.643      $13.559      38,680
                                                                      2005       $13.559      $14.088      37,351
                                                                      2006       $14.088      $15.887      23,198
                                                                      2007       $15.887      $16.257      19,599
                                                                      2008       $16.257       $9.804      16,709
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.353       8,227
                                                                      2003       $10.353      $14.673      13,718
                                                                      2004       $14.673      $17.184      15,455
                                                                      2005       $17.184      $18.526      13,541
                                                                      2006       $18.526      $20.873       8,471
                                                                      2007       $20.873      $20.222       6,988
                                                                      2008       $20.222      $12.318       7,279

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.059           0
                                                                      2003       $10.059      $12.399       4,239
                                                                      2004       $12.399      $14.550       4,420
                                                                      2005       $14.550      $16.012       4,130
                                                                      2006       $16.012      $16.159       4,131
                                                                      2007       $16.159      $16.834       4,034
                                                                      2008       $16.834       $8.401       4,384
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.550           0
                                                                      2003       $10.550      $12.145      13,837
                                                                      2004       $12.145      $12.940      16,673
                                                                      2005       $12.940      $13.031      22,515
                                                                      2006       $13.031      $13.731      21,256
                                                                      2007       $13.731      $14.780      23,387
                                                                      2008       $14.780      $12.419      12,417
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.387           0
                                                                      2003       $10.387      $12.441      13,599
                                                                      2004       $12.441      $13.338      15,165
                                                                      2005       $13.338      $14.020      13,570
                                                                      2006       $14.020      $15.548      13,482
                                                                      2007       $15.548      $15.725      13,248
                                                                      2008       $15.725      $10.303       7,172
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.797       1,878
                                                                      2003       $10.797      $13.514      15,891
                                                                      2004       $13.514      $14.754      15,695
                                                                      2005       $14.754      $15.256      17,554
                                                                      2006       $15.256      $17.377      15,415
                                                                      2007       $17.377      $16.042      11,023
                                                                      2008       $16.042       $9.663       8,622
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.723       6,728
                                                                      2003        $9.723      $11.310      10,784
                                                                      2004       $11.310      $11.905      11,366
                                                                      2005       $11.905      $13.243      10,540
                                                                      2006       $13.243      $13.376       4,411
                                                                      2007       $13.376      $13.063       4,612
                                                                      2008       $13.063      $10.644       4,455
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.740           0
                                                                      2003       $10.740      $13.354       9,598
                                                                      2004       $13.354      $14.505      12,246
                                                                      2005       $14.505      $14.694      14,467
                                                                      2006       $14.694      $15.959      12,966
                                                                      2007       $15.959      $16.118      11,207
                                                                      2008       $16.118      $11.709       7,789

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.184         486
                                                                      2003       $10.184      $10.449      14,322
                                                                      2004       $10.449      $10.723      15,953
                                                                      2005       $10.723      $10.785      14,705
                                                                      2006       $10.785      $11.077      15,486
                                                                      2007       $11.077      $11.452      12,376
                                                                      2008       $11.452       $8.560       7,990
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.603         243
                                                                      2003       $10.603      $13.391      10,052
                                                                      2004       $13.391      $15.289      10,322
                                                                      2005       $15.289      $16.856      13,348
                                                                      2006       $16.856      $21.155      12,860
                                                                      2007       $21.155      $22.524      13,388
                                                                      2008       $22.524      $12.404       7,535
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.406         283
                                                                      2003       $10.406      $13.000       8,406
                                                                      2004       $13.000      $14.389       9,042
                                                                      2005       $14.389      $15.384       7,358
                                                                      2006       $15.384      $17.223       9,379
                                                                      2007       $17.223      $16.048       7,012
                                                                      2008       $16.048       $9.532       6,679
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.984           0
                                                                      2003        $9.984       $9.859         702
                                                                      2004        $9.859       $9.752       1,275
                                                                      2005        $9.752       $9.825       8,111
                                                                      2006        $9.825      $10.079       3,396
                                                                      2007       $10.079      $10.376       8,026
                                                                      2008       $10.376      $10.457       2,213
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.378         176
                                                                      2003       $10.378      $13.505       5,370
                                                                      2004       $13.505      $14.638       5,271
                                                                      2005       $14.638      $15.823       5,153
                                                                      2006       $15.823      $16.879       4,431
                                                                      2007       $16.879      $17.535       3,735
                                                                      2008       $17.535      $10.554       1,871

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.203       8,003
                                                                      2003       $11.203      $14.583      15,054
                                                                      2004       $14.583      $16.540      14,139
                                                                      2005       $16.540      $17.211      16,394
                                                                      2006       $17.211      $19.621      11,460
                                                                      2007       $19.621      $18.335       7,229
                                                                      2008       $18.335       $9.952       7,658
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.641           0
                                                                      2003       $10.641      $13.104       2,544
                                                                      2004       $13.104      $13.850       2,129
                                                                      2005       $13.850      $14.291       1,023
                                                                      2006       $14.291      $15.632       1,065
                                                                      2007       $15.632      $15.444       1,053
                                                                      2008       $15.444       $9.326       1,287
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.514         262
                                                                      2003       $10.514      $12.091      14,321
                                                                      2004       $12.091      $12.856      14,654
                                                                      2005       $12.856      $13.138      14,724
                                                                      2006       $13.138      $14.449      14,382
                                                                      2007       $14.449      $14.332       8,648
                                                                      2008       $14.332       $8.347       6,913
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.469          34
                                                                      2003       $11.469      $14.067         339
                                                                      2004       $14.067      $16.807         296
                                                                      2005       $16.807      $17.932         256
                                                                      2006       $17.932      $22.384         219
                                                                      2007       $22.384      $26.379         187
                                                                      2008       $26.379      $18.017           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.371         627
                                                                      2003       $10.371      $13.571       7,681
                                                                      2004       $13.571      $15.816      10,807
                                                                      2005       $15.816      $17.429       5,734
                                                                      2006       $17.429      $18.061       6,858
                                                                      2007       $18.061      $18.421       5,537
                                                                      2008       $18.421       $9.856       5,857
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.108         459
                                                                      2003       $10.108      $12.046      20,952
                                                                      2004       $12.046      $12.804      22,622
                                                                      2005       $12.804      $13.298      15,657
                                                                      2006       $13.298      $13.777      10,940
                                                                      2007       $13.777      $14.284       9,181
                                                                      2008       $14.284       $8.837       6,739

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.119         486
                                                                      2005       $11.119      $12.140       2,724
                                                                      2006       $12.140      $12.516         450
                                                                      2007       $12.516      $14.462         404
                                                                      2008       $14.462       $7.555         402
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.332         890
                                                                      2005       $11.332      $11.593       8,570
                                                                      2006       $11.593      $13.219      10,921
                                                                      2007       $13.219      $12.686       7,430
                                                                      2008       $12.686       $8.002       6,359
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.652           0
                                                                      2003       $10.652      $13.363      11,979
                                                                      2004       $13.363      $14.985      14,234
                                                                      2005       $14.985      $16.156      11,498
                                                                      2006       $16.156      $18.412      10,462
                                                                      2007       $18.412      $18.546      10,265
                                                                      2008       $18.546      $12.353       9,269
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.880         553
                                                                      2005        $9.880       $9.944       1,586
                                                                      2006        $9.944      $10.179         645
                                                                      2007       $10.179      $10.447       8,813
                                                                      2008       $10.447      $10.449         411
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.409           0
                                                                      2003        $9.409      $11.745       1,027
                                                                      2004       $11.745      $12.323       1,239
                                                                      2005       $12.323      $13.034       2,898
                                                                      2006       $13.034      $13.144       2,623
                                                                      2007       $13.144      $15.064       3,219
                                                                      2008       $15.064       $7.532       2,688
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.058           0
                                                                      2003       $11.058      $13.883       2,294
                                                                      2004       $13.883      $15.016       2,869
                                                                      2005       $15.016      $16.546       5,310
                                                                      2006       $16.546      $18.016       5,275
                                                                      2007       $18.016      $18.832       5,122
                                                                      2008       $18.832      $15.733       3,584

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.956           0
                                                                      2005       $10.956      $11.560           0
                                                                      2006       $11.560      $12.788           0
                                                                      2007       $12.788      $12.987           0
                                                                      2008       $12.987       $9.866           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.752       8,359
                                                                      2005       $10.752      $12.226       3,719
                                                                      2006       $12.226      $12.507       3,779
                                                                      2007       $12.507      $14.980       3,220
                                                                      2008       $14.980       $7.479       3,707
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.727           0
                                                                      2005       $10.727      $12.172           0
                                                                      2006       $12.172      $12.417           0
                                                                      2007       $12.417      $14.843           0
                                                                      2008       $14.843       $7.387       1,361
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.081         601
                                                                      2005       $11.081      $12.192       5,279
                                                                      2006       $12.192      $14.558       5,032
                                                                      2007       $14.558      $15.702       4,947
                                                                      2008       $15.702      $10.964       4,111
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.823         760
                                                                      2007        $9.823      $11.833       2,466
                                                                      2008       $11.833       $6.184       2,338
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.575         644
                                                                      2004       $13.575      $15.872       1,004
                                                                      2005       $15.872      $17.606       1,580
                                                                      2006       $17.606      $19.348           0
                                                                      2007       $19.348      $19.572         674
                                                                      2008       $19.572      $11.455       1,205

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.295      29,767
                                                                      2005       $11.295      $12.465      21,407
                                                                      2006       $12.465      $14.784       8,829
                                                                      2007       $14.784      $15.665       7,584
                                                                      2008       $15.665       $9.037       7,194
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.288           0
                                                                      2005       $11.288      $12.440         701
                                                                      2006       $12.440      $14.745         379
                                                                      2007       $14.745      $15.609         436
                                                                      2008       $15.609       $8.984         401
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.700           0
                                                                      2003       $10.700      $14.520      11,035
                                                                      2004       $14.520      $19.414      12,261
                                                                      2005       $19.414      $22.273      11,952
                                                                      2006       $22.273      $30.131       9,861
                                                                      2007       $30.131      $24.490       8,784
                                                                      2008       $24.490      $14.906       8,858



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.256      41,129
                                                                      2007       $10.256      $11.814      56,756
                                                                      2008       $11.814       $6.649      38,815
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.447           0
                                                                      2007       $10.447      $11.123           0
                                                                      2008       $11.123       $8.175      90,108
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.477           0
                                                                      2007       $10.477      $11.314           0
                                                                      2008       $11.314       $7.467      48,645
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.486           0
                                                                      2007       $10.486      $11.438           0
                                                                      2008       $11.438       $6.945           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.338           0
                                                                      2007       $10.338      $10.753         391
                                                                      2008       $10.753       $9.430         388
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.733       3,262
                                                                      2007        $9.733      $11.690       1,554
                                                                      2008       $11.690       $6.340       1,532

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.809        3,551
                                                                      2007       $10.809      $11.165        3,805
                                                                      2008       $11.165       $6.890        8,072
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.865        6,534
                                                                      2007        $9.865      $11.173       35,824
                                                                      2008       $11.173       $6.627       27,233
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.713      $13.396       22,659
                                                                      2004       $13.396      $14.553       49,622
                                                                      2005       $14.553      $14.795       64,791
                                                                      2006       $14.795      $16.966       72,987
                                                                      2007       $16.966      $16.043       72,635
                                                                      2008       $16.043      $10.218       19,931
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.225       10,514
                                                                      2005       $11.225      $11.202       76,283
                                                                      2006       $11.202      $13.008      150,067
                                                                      2007       $13.008      $13.254      186,731
                                                                      2008       $13.254       $9.156      138,570
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.520        4,578
                                                                      2005       $10.520      $10.442       25,082
                                                                      2006       $10.442      $11.373       76,670
                                                                      2007       $11.373      $11.864      106,390
                                                                      2008       $11.864       $7.628       90,397
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.837      $15.549            0
                                                                      2004       $15.549      $17.023            0
                                                                      2005       $17.023      $17.520            0
                                                                      2006       $17.520      $18.703            0
                                                                      2007       $18.703      $20.431            0
                                                                      2008       $20.431      $11.538            0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.054      $14.567       19,781
                                                                      2004       $14.567      $17.704       18,540
                                                                      2005       $17.704      $18.912       26,799
                                                                      2006       $18.912      $21.729       31,974
                                                                      2007       $21.729      $20.830       33,599
                                                                      2008       $20.830      $13.702       30,454

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.239        6,539
                                                                      2005       $10.239      $10.298        9,849
                                                                      2006       $10.298      $10.520       18,218
                                                                      2007       $10.520      $11.014       19,783
                                                                      2008       $11.014      $11.637       28,141
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.004       13,242
                                                                      2007       $11.004      $12.086       19,375
                                                                      2008       $12.086       $8.492       18,256
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.613      $12.690       22,322
                                                                      2004       $12.690      $14.038       52,477
                                                                      2005       $14.038      $15.242       80,765
                                                                      2006       $15.242      $17.722      104,767
                                                                      2007       $17.722      $18.009      104,328
                                                                      2008       $18.009      $11.123       79,085
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.691      $16.880        2,992
                                                                      2004       $16.880      $20.674        7,221
                                                                      2005       $20.674      $25.875        8,226
                                                                      2006       $25.875      $32.551        9,885
                                                                      2007       $32.551      $41.167        8,658
                                                                      2008       $41.167      $19.120        8,622
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.391      $13.603        8,491
                                                                      2004       $13.603      $15.835       13,035
                                                                      2005       $15.835      $17.133       42,067
                                                                      2006       $17.133      $20.436       72,138
                                                                      2007       $20.436      $23.171       88,482
                                                                      2008       $23.171      $13.567       69,968
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.599      $12.892            0
                                                                      2004       $12.892      $14.528            0
                                                                      2005       $14.528      $13.829            0
                                                                      2006       $13.829      $15.317            0
                                                                      2007       $15.317      $16.696            0
                                                                      2008       $16.696      $17.415            0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.906        1,419
                                                                      2005       $10.906      $11.456       25,284
                                                                      2006       $11.456      $12.899       38,672
                                                                      2007       $12.899      $13.519       33,280
                                                                      2008       $13.519       $9.470       30,671
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.357          204
                                                                      2005       $10.357      $10.305       16,858
                                                                      2006       $10.305      $11.066       49,264
                                                                      2007       $11.066      $11.539       63,557
                                                                      2008       $11.539       $9.345       49,634
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.891        2,988
                                                                      2005       $10.891      $11.043       26,698
                                                                      2006       $11.043      $12.720       41,503
                                                                      2007       $12.720      $12.920       56,434
                                                                      2008       $12.920       $8.067       50,118
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.139            0
                                                                      2005       $11.139      $11.446        6,032
                                                                      2006       $11.446      $12.129       19,086
                                                                      2007       $12.129      $14.445       25,020
                                                                      2008       $14.445       $8.761       19,580
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.122        3,778
                                                                      2005       $11.122      $11.821       41,040
                                                                      2006       $11.821      $13.030       64,130
                                                                      2007       $13.030      $12.870       56,540
                                                                      2008       $12.870       $7.665       36,742
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.119      $13.099        6,384
                                                                      2004       $13.099      $14.124       21,613
                                                                      2005       $14.124      $14.382       26,266
                                                                      2006       $14.382      $15.659       27,247
                                                                      2007       $15.659      $15.913       27,031
                                                                      2008       $15.913       $8.812       23,600
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.100      $10.105            0
                                                                      2005       $10.105      $10.156       12,903
                                                                      2006       $10.156      $10.467       60,863
                                                                      2007       $10.467      $10.699      105,695
                                                                      2008       $10.699       $6.402      101,674

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.281       26,077
                                                                      2004       $12.281      $12.859       51,210
                                                                      2005       $12.859      $13.244       68,524
                                                                      2006       $13.244      $14.006       78,238
                                                                      2007       $14.006      $15.661       75,943
                                                                      2008       $15.661       $8.357       76,502
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.093      $14.239        4,988
                                                                      2004       $14.239      $16.624       13,602
                                                                      2005       $16.624      $18.623       13,310
                                                                      2006       $18.623      $21.467       14,429
                                                                      2007       $21.467      $22.363       13,714
                                                                      2008       $22.363      $13.104       12,974
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.744      $12.962       13,984
                                                                      2004       $12.962      $13.842       27,226
                                                                      2005       $13.842      $13.868       27,038
                                                                      2006       $13.868      $14.877       28,012
                                                                      2007       $14.877      $14.540       28,707
                                                                      2008       $14.540       $3.060       29,658
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.474      $12.638       18,585
                                                                      2004       $12.638      $13.547       32,901
                                                                      2005       $13.547      $14.069       55,920
                                                                      2006       $14.069      $15.857       81,275
                                                                      2007       $15.857      $16.219       89,430
                                                                      2008       $16.219       $9.775       81,520
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.725      $14.668        5,831
                                                                      2004       $14.725      $17.169       13,951
                                                                      2005       $17.169      $18.501       17,121
                                                                      2006       $18.501      $20.834       23,077
                                                                      2007       $20.834      $20.174       22,335
                                                                      2008       $20.174      $12.283       19,330
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.351      $12.394        8,021
                                                                      2004       $12.394      $14.538       14,052
                                                                      2005       $14.538      $15.990       13,588
                                                                      2006       $15.990      $16.129       11,575
                                                                      2007       $16.129      $16.795       11,497
                                                                      2008       $16.795       $8.377       10,729
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.258      $12.141       28,846
                                                                      2004       $12.141      $12.929       76,619
                                                                      2005       $12.929      $13.013      111,687
                                                                      2006       $13.013      $13.706      128,135
                                                                      2007       $13.706      $14.745      131,509
                                                                      2008       $14.745      $12.383      108,046

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.762      $12.437        6,340
                                                                      2004       $12.437      $13.327        8,003
                                                                      2005       $13.327      $14.001        8,612
                                                                      2006       $14.001      $15.519        8,814
                                                                      2007       $15.519      $15.688        8,940
                                                                      2008       $15.688      $10.273        5,685
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $11.004      $13.509       34,138
                                                                      2004       $13.509      $14.742       56,271
                                                                      2005       $14.742      $15.236       57,293
                                                                      2006       $15.236      $17.345       50,284
                                                                      2007       $17.345      $16.004       40,243
                                                                      2008       $16.004       $9.635       31,290
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.244      $11.306        6,953
                                                                      2004       $11.306      $11.895        4,382
                                                                      2005       $11.895      $13.225        3,735
                                                                      2006       $13.225      $13.351        3,689
                                                                      2007       $13.351      $13.032        3,727
                                                                      2008       $13.032      $10.614        2,261
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.877      $13.349        9,981
                                                                      2004       $13.349      $14.492       32,681
                                                                      2005       $14.492      $14.674       35,563
                                                                      2006       $14.674      $15.929       37,081
                                                                      2007       $15.929      $16.080       34,169
                                                                      2008       $16.080      $11.675       28,074
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.367      $10.446       30,780
                                                                      2004       $10.446      $10.714       78,911
                                                                      2005       $10.714      $10.771      109,864
                                                                      2006       $10.771      $11.057      118,341
                                                                      2007       $11.057      $11.425      116,401
                                                                      2008       $11.425       $8.536       93,605
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.586      $13.386       12,136
                                                                      2004       $13.386      $15.276       13,033
                                                                      2005       $15.276      $16.833       17,862
                                                                      2006       $16.833      $21.116       27,896
                                                                      2007       $21.116      $22.471       35,123
                                                                      2008       $22.471      $12.369       25,991

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.703      $12.996        5,204
                                                                      2004       $12.996      $14.376       11,083
                                                                      2005       $14.376      $15.363       19,668
                                                                      2006       $15.363      $17.191       22,899
                                                                      2007       $17.191      $16.010       16,377
                                                                      2008       $16.010       $9.505       11,082
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.947       $9.856       47,037
                                                                      2004        $9.856       $9.743       38,360
                                                                      2005        $9.743       $9.812       68,390
                                                                      2006        $9.812      $10.060       93,071
                                                                      2007       $10.060      $10.351       97,977
                                                                      2008       $10.351      $10.427      109,744
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.990      $13.500       11,085
                                                                      2004       $13.500      $14.625       12,348
                                                                      2005       $14.625      $15.801       11,870
                                                                      2006       $15.801      $16.847       11,363
                                                                      2007       $16.847      $17.494        9,298
                                                                      2008       $17.494      $10.523        6,394
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.332      $14.578        6,002
                                                                      2004       $14.578      $16.526       16,475
                                                                      2005       $16.526      $17.188       26,642
                                                                      2006       $17.188      $19.584       43,536
                                                                      2007       $19.584      $18.292       48,573
                                                                      2008       $18.292       $9.923       39,640
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.852      $13.100        6,830
                                                                      2004       $13.100      $13.838       13,312
                                                                      2005       $13.838      $14.272       12,914
                                                                      2006       $14.272      $15.603       12,199
                                                                      2007       $15.603      $15.408        6,663
                                                                      2008       $15.408       $9.299        5,919
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.693      $12.087       14,889
                                                                      2004       $12.087      $12.845       31,612
                                                                      2005       $12.845      $13.120       40,261
                                                                      2006       $13.120      $14.422       40,731
                                                                      2007       $14.422      $14.298       31,281
                                                                      2008       $14.298       $8.323       19,259

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.658      $14.062         892
                                                                      2004       $14.062      $16.793       2,390
                                                                      2005       $16.793      $17.908       2,244
                                                                      2006       $17.908      $22.343       2,055
                                                                      2007       $22.343      $26.317       1,860
                                                                      2008       $26.317      $17.965         901
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.809      $13.566       9,308
                                                                      2004       $13.566      $15.802       6,836
                                                                      2005       $15.802      $17.406       5,574
                                                                      2006       $17.406      $18.027       5,633
                                                                      2007       $18.027      $18.377       6,117
                                                                      2008       $18.377       $9.828       4,204
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.589      $12.402      33,995
                                                                      2004       $12.402      $12.793      54,462
                                                                      2005       $12.793      $13.280      51,893
                                                                      2006       $13.280      $13.752      53,307
                                                                      2007       $13.752      $14.250      39,814
                                                                      2008       $14.250       $8.812      27,456
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.115       1,804
                                                                      2005       $11.115      $12.129       1,852
                                                                      2006       $12.129      $12.499       1,850
                                                                      2007       $12.499      $14.435       1,853
                                                                      2008       $14.435       $7.537         165
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.328       8,237
                                                                      2005       $11.328      $11.583      41,888
                                                                      2006       $11.583      $13.202      62,460
                                                                      2007       $13.202      $12.662      68,349
                                                                      2008       $12.662       $7.983      57,712
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.790      $13.359      15,649
                                                                      2004       $13.359      $14.972      29,135
                                                                      2005       $14.972      $16.134      36,034
                                                                      2006       $16.134      $18.377      37,917
                                                                      2007       $18.377      $18.502      37,172
                                                                      2008       $18.502      $12.318      31,373

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.875      11,572
                                                                      2005        $9.875       $9.934      19,709
                                                                      2006        $9.934      $10.164      25,930
                                                                      2007       $10.164      $10.426      24,341
                                                                      2008       $10.426      $10.422      17,318
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.939      $11.741       2,786
                                                                      2004       $11.741      $12.313       8,198
                                                                      2005       $12.313      $13.017      17,495
                                                                      2006       $13.017      $13.120      17,867
                                                                      2007       $13.120      $15.028      16,541
                                                                      2008       $15.028       $7.510      14,826
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.302      $13.878           2
                                                                      2004       $13.302      $15.003       7,215
                                                                      2005       $15.003      $16.524       9,317
                                                                      2006       $16.524      $17.982      10,673
                                                                      2007       $17.982      $18.788      11,293
                                                                      2008       $18.788      $15.687       8,216
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.952       3,512
                                                                      2005       $10.952      $11.550      39,628
                                                                      2006       $11.550      $12.771      81,319
                                                                      2007       $12.771      $12.962      81,953
                                                                      2008       $12.962       $9.843      57,095
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.749       9,098
                                                                      2005       $10.749      $12.215       6,916
                                                                      2006       $12.215      $12.490       5,593
                                                                      2007       $12.490      $14.952       4,673
                                                                      2008       $14.952       $7.461       4,403
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.723       4,029
                                                                      2005       $10.723      $12.162       8,776
                                                                      2006       $12.162      $12.400      13,030
                                                                      2007       $12.400      $14.815      11,456
                                                                      2008       $14.815       $7.370      11,248

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.075       6,978
                                                                      2005       $11.075      $12.180      35,726
                                                                      2006       $12.180      $14.536      52,186
                                                                      2007       $14.536      $15.670      53,631
                                                                      2008       $15.670      $10.936      36,881
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.820      29,152
                                                                      2007        $9.820      $11.823      42,048
                                                                      2008       $11.823       $6.175      40,474
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.575         644
                                                                      2004       $13.575      $15.858       2,738
                                                                      2005       $15.858      $17.582       2,825
                                                                      2006       $17.582      $19.312       3,145
                                                                      2007       $19.312      $19.526       3,275
                                                                      2008       $19.526      $11.422       2,325
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.291      20,717
                                                                      2005       $11.291      $12.455      18,465
                                                                      2006       $12.455      $14.764      15,333
                                                                      2007       $14.764      $15.636      15,049
                                                                      2008       $15.636       $9.015      10,604
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.284       6,889
                                                                      2005       $11.284      $12.429       8,802
                                                                      2006       $12.429      $14.725      16,780
                                                                      2007       $14.725      $15.580      23,116
                                                                      2008       $15.580       $8.963      22,044
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.392      $14.515      11,406
                                                                      2004       $14.515      $19.397      17,660
                                                                      2005       $19.397      $22.243      18,557
                                                                      2006       $22.243      $30.075      15,510
                                                                      2007       $30.075      $24.432      20,340
                                                                      2008       $24.432      $14.863      19,708

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.6

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.252          0
                                                                      2007       $10.252      $11.804        297
                                                                      2008       $11.804       $6.640        658
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.444          0
                                                                      2007       $10.444      $11.114          0
                                                                      2008       $11.114       $8.164          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.473          0
                                                                      2007       $10.473      $11.304          0
                                                                      2008       $11.304       $7.456          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.482          0
                                                                      2007       $10.482      $11.428          0
                                                                      2008       $11.428       $6.936          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.335          0
                                                                      2007       $10.335      $10.743          0
                                                                      2008       $10.743       $9.417          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.729          0
                                                                      2007        $9.729      $11.680          0
                                                                      2008       $11.680       $6.332          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.805           0
                                                                      2007       $10.805      $11.155           0
                                                                      2008       $11.155       $6.881           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.862           0
                                                                      2007        $9.862      $11.164           0
                                                                      2008       $11.164       $6.618           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.847           0
                                                                      2003       $10.847      $13.384         329
                                                                      2004       $13.384      $14.532         410
                                                                      2005       $14.532      $14.767         434
                                                                      2006       $14.767      $16.925         436
                                                                      2007       $16.925      $15.996         125
                                                                      2008       $15.996      $10.183         133
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.221           0
                                                                      2005       $11.221      $11.192           0
                                                                      2006       $11.192      $12.991           0
                                                                      2007       $12.991      $13.229         711
                                                                      2008       $13.229       $9.135       1,047
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.519           0
                                                                      2005       $10.519      $10.435         689
                                                                      2006       $10.435      $11.360         540
                                                                      2007       $11.360      $11.844         257
                                                                      2008       $11.844       $7.612           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.531           0
                                                                      2003       $11.531      $15.535           0
                                                                      2004       $15.535      $16.999           0
                                                                      2005       $16.999      $17.486           0
                                                                      2006       $17.486      $18.658           0
                                                                      2007       $18.658      $20.371           0
                                                                      2008       $20.371      $11.498           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.222           0
                                                                      2003       $11.222      $14.554       1,473
                                                                      2004       $14.554      $17.679         760
                                                                      2005       $17.679      $18.876         879
                                                                      2006       $18.876      $21.676         801
                                                                      2007       $21.676      $20.769         741
                                                                      2008       $20.769      $13.655          92

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.235           0
                                                                      2005       $10.235      $10.289           0
                                                                      2006       $10.289      $10.506           0
                                                                      2007       $10.506      $10.993           0
                                                                      2008       $10.993      $11.610           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.000           0
                                                                      2007       $11.000      $12.076           0
                                                                      2008       $12.076       $8.480           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.321         360
                                                                      2003       $10.321      $12.679       2,416
                                                                      2004       $12.679      $14.018       1,489
                                                                      2005       $14.018      $15.213       1,489
                                                                      2006       $15.213      $17.679       1,423
                                                                      2007       $17.679      $17.956       1,392
                                                                      2008       $17.956      $11.085         671
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.229           0
                                                                      2003       $11.229      $16.865           0
                                                                      2004       $16.865      $20.645           0
                                                                      2005       $20.645      $25.825           0
                                                                      2006       $25.825      $32.472           0
                                                                      2007       $32.472      $41.046           0
                                                                      2008       $41.046      $19.055           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.472           0
                                                                      2003       $10.472      $13.591         117
                                                                      2004       $13.591      $15.812         112
                                                                      2005       $15.812      $17.101         323
                                                                      2006       $17.101      $20.387         254
                                                                      2007       $20.387      $23.103         164
                                                                      2008       $23.103      $13.521         276
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.718           0
                                                                      2003       $10.718      $12.881           0
                                                                      2004       $12.881      $14.507           0
                                                                      2005       $14.507      $13.803           0
                                                                      2006       $13.803      $15.280           0
                                                                      2007       $15.280      $16.647           0
                                                                      2008       $16.647      $17.355           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.905           0
                                                                      2005       $10.905      $11.449           0
                                                                      2006       $11.449      $12.884           0
                                                                      2007       $12.884      $13.496           0
                                                                      2008       $13.496       $9.449           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.356           0
                                                                      2005       $10.356      $10.299         349
                                                                      2006       $10.299      $11.053         277
                                                                      2007       $11.053      $11.520         132
                                                                      2008       $11.520       $9.325         369
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.889           0
                                                                      2005       $10.889      $11.036           0
                                                                      2006       $11.036      $12.705           0
                                                                      2007       $12.705      $12.899           0
                                                                      2008       $12.899       $8.050           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.137           0
                                                                      2005       $11.137      $11.438           0
                                                                      2006       $11.438      $12.115           0
                                                                      2007       $12.115      $14.421           0
                                                                      2008       $14.421       $8.742           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.120           0
                                                                      2005       $11.120      $11.814         304
                                                                      2006       $11.814      $13.015         236
                                                                      2007       $13.015      $12.849         118
                                                                      2008       $12.849       $7.648           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.693           0
                                                                      2003       $10.693      $13.087       1,939
                                                                      2004       $13.087      $14.150       1,532
                                                                      2005       $14.105      $14.354       1,589
                                                                      2006       $14.354      $15.621       1,663
                                                                      2007       $15.621      $15.866       1,003
                                                                      2008       $15.866       $8.781         145
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.104           0
                                                                      2005       $10.104      $10.150           0
                                                                      2006       $10.150      $10.455           0
                                                                      2007       $10.455      $10.681           0
                                                                      2008       $10.681       $6.388           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.277         143
                                                                      2004       $12.277      $12.848         148
                                                                      2005       $12.848      $13.226         431
                                                                      2006       $13.226      $13.980         389
                                                                      2007       $13.980      $15.623         262
                                                                      2008       $15.623       $8.333         153
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.145           0
                                                                      2003       $10.145      $14.227           0
                                                                      2004       $14.227      $16.601           0
                                                                      2005       $16.601      $18.588           0
                                                                      2006       $18.588      $21.415           0
                                                                      2007       $21.415      $22.297           0
                                                                      2008       $22.297      $13.059           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.658           0
                                                                      2003       $10.658      $12.951           0
                                                                      2004       $12.951      $13.823           0
                                                                      2005       $13.823      $13.841           0
                                                                      2006       $13.841      $14.841           0
                                                                      2007       $14.841      $14.498         207
                                                                      2008       $14.498       $3.049         232
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.174         361
                                                                      2003       $10.174      $12.627         354
                                                                      2004       $12.627      $13.528         363
                                                                      2005       $13.528      $14.042       1,135
                                                                      2006       $14.042      $15.819         958
                                                                      2007       $15.819      $16.171         651
                                                                      2008       $16.171       $9.742         409
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.350           0
                                                                      2003       $10.350      $14.655         126
                                                                      2004       $14.655      $17.145         124
                                                                      2005       $17.145      $18.465         310
                                                                      2006       $18.465      $20.784         262
                                                                      2007       $20.784      $20.115         189
                                                                      2008       $20.115      $12.241         115

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.057           0
                                                                      2003       $10.057      $12.384           0
                                                                      2004       $12.384      $14.518           0
                                                                      2005       $14.518      $15.959           0
                                                                      2006       $15.959      $16.090           0
                                                                      2007       $16.090      $16.745           0
                                                                      2008       $16.745       $8.348           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.548         177
                                                                      2003       $10.548      $12.130       1,026
                                                                      2004       $12.130      $12.911       1,069
                                                                      2005       $12.911      $12.989       1,562
                                                                      2006       $12.989      $13.673       1,507
                                                                      2007       $13.673      $14.702       1,580
                                                                      2008       $14.702      $12.341       1,064
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.384           0
                                                                      2003       $10.384      $12.425           0
                                                                      2004       $12.384      $13.308           0
                                                                      2005       $13.308      $13.975           0
                                                                      2006       $13.975      $15.482           0
                                                                      2007       $15.482      $15.642           0
                                                                      2008       $15.642      $10.238           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.794           0
                                                                      2003       $10.794      $13.497       1,883
                                                                      2004       $13.497      $14.721         886
                                                                      2005       $14.721      $15.207         826
                                                                      2006       $15.207      $17.303         814
                                                                      2007       $17.303      $15.957         830
                                                                      2008       $15.957       $9.602           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.720           0
                                                                      2003        $9.720      $11.296           0
                                                                      2004       $11.296      $11.878           0
                                                                      2005       $11.878      $13.199           0
                                                                      2006       $13.199      $13.319           0
                                                                      2007       $13.319      $12.994           0
                                                                      2008       $12.994      $10.577           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.737           0
                                                                      2003       $10.737      $13.337           0
                                                                      2004       $13.337      $14.472           0
                                                                      2005       $14.472      $14.646           0
                                                                      2006       $14.646      $15.891           0
                                                                      2007       $15.891      $16.032           0
                                                                      2008       $16.032      $11.635           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.182           0
                                                                      2003       $10.182      $10.436       1,771
                                                                      2004       $10.436      $10.699         641
                                                                      2005       $10.699      $10.750       1,216
                                                                      2006       $10.750      $11.030       1,136
                                                                      2007       $11.030      $11.391         871
                                                                      2008       $11.391       $8.506           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.601           0
                                                                      2003       $10.601      $13.374         432
                                                                      2004       $13.374      $15.524         363
                                                                      2005       $15.254      $16.801         315
                                                                      2006       $16.801      $21.065         287
                                                                      2007       $21.065      $22.405         252
                                                                      2008       $22.405      $12.326          94
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.404           0
                                                                      2003       $10.404      $12.984         935
                                                                      2004       $12.984      $14.356           0
                                                                      2005       $14.356      $15.334           0
                                                                      2006       $15.334      $17.150           0
                                                                      2007       $17.150      $15.963           0
                                                                      2008       $15.963       $9.472           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.981         186
                                                                      2003        $9.981       $9.847         227
                                                                      2004        $9.847       $9.730         251
                                                                      2005        $9.730       $9.793         999
                                                                      2006        $9.793      $10.036         910
                                                                      2007       $10.036      $10.321         585
                                                                      2008       $10.321      $10.392         183
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.375           0
                                                                      2003       $10.375      $13.488         496
                                                                      2004       $13.488      $14.605         524
                                                                      2005       $14.605      $15.771         510
                                                                      2006       $15.771      $16.807         519
                                                                      2007       $16.807      $17.442         509
                                                                      2008       $17.442      $10.487           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.200           0
                                                                      2003       $11.200      $14.565         125
                                                                      2004       $14.565      $16.503         120
                                                                      2005       $16.503      $17.155         331
                                                                      2006       $17.155      $19.537         279
                                                                      2007       $19.537      $18.238         206
                                                                      2008       $18.238       $9.889         146

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.639           0
                                                                      2003       $10.639      $13.088           0
                                                                      2004       $13.088      $13.818           0
                                                                      2005       $13.818      $14.245           0
                                                                      2006       $14.245      $15.565           0
                                                                      2007       $15.565      $15.363           0
                                                                      2008       $15.363       $9.267           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.511         352
                                                                      2003       $10.511      $12.076         371
                                                                      2004       $12.076      $12.827         382
                                                                      2005       $12.827      $13.095         395
                                                                      2006       $13.095      $14.387         414
                                                                      2007       $14.387      $14.256         420
                                                                      2008       $14.256       $8.295         472
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.466           0
                                                                      2003       $11.466      $14.049           0
                                                                      2004       $14.049      $16.770           0
                                                                      2005       $16.770      $17.874           0
                                                                      2006       $17.874      $22.289           0
                                                                      2007       $22.289      $26.240           0
                                                                      2008       $26.240      $17.903           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.369           0
                                                                      2003       $10.369      $13.554         299
                                                                      2004       $13.554      $15.780         237
                                                                      2005       $15.780      $17.373         189
                                                                      2006       $17.373      $17.983         174
                                                                      2007       $17.983      $18.323         183
                                                                      2008       $18.323       $9.794           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.106           0
                                                                      2003       $10.106      $12.391       1,298
                                                                      2004       $12.391      $12.775       1,351
                                                                      2005       $12.775      $13.254       1,348
                                                                      2006       $13.254      $13.718       1,405
                                                                      2007       $13.718      $14.208       1,177
                                                                      2008       $14.208       $8.782         169

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.111         183
                                                                      2005       $11.111      $12.119         175
                                                                      2006       $12.119      $12.482         185
                                                                      2007       $12.482      $14.408         180
                                                                      2008       $14.408       $7.519         169
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.324           0
                                                                      2005       $11.324      $11.573         311
                                                                      2006       $11.573      $13.184         233
                                                                      2007       $13.184      $12.638         120
                                                                      2008       $12.638       $7.964           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.649           0
                                                                      2003       $10.649      $13.347         273
                                                                      2004       $13.347      $14.951         330
                                                                      2005       $14.951      $16.103         554
                                                                      2006       $16.103      $18.333         488
                                                                      2007       $18.333      $18.448         382
                                                                      2008       $18.448      $12.275         308
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.870           0
                                                                      2005        $9.870       $9.924           0
                                                                      2006        $9.924      $10.148           0
                                                                      2007       $10.148      $10.404           0
                                                                      2008       $10.404      $10.396           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.407           0
                                                                      2003        $9.407      $11.731       1,877
                                                                      2004       $11.731      $12.295       1,340
                                                                      2005       $12.295      $12.992       1,356
                                                                      2006       $12.992      $13.088       1,454
                                                                      2007       $13.088      $14.984       1,197
                                                                      2008       $14.984       $7.484           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.056           0
                                                                      2003       $10.056      $13.865           0
                                                                      2004       $13.865      $14.982           0
                                                                      2005       $14.982      $16.492           0
                                                                      2006       $16.492      $17.939           0
                                                                      2007       $17.939      $18.733           0
                                                                      2008       $18.733      $15.633           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.948         0
                                                                      2005       $10.948      $11.540         0
                                                                      2006       $11.540      $12.753         0
                                                                      2007       $12.753      $12.938         0
                                                                      2008       $12.938       $9.820         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.745         0
                                                                      2005       $10.745      $12.205         0
                                                                      2006       $12.205      $12.473         0
                                                                      2007       $12.473      $14.924         0
                                                                      2008       $14.924       $7.443         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.720         0
                                                                      2005       $10.720      $12.152         0
                                                                      2006       $12.152      $12.383         0
                                                                      2007       $12.383      $14.788         0
                                                                      2008       $14.788       $7.352         0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.069         0
                                                                      2005       $11.069      $12.168         0
                                                                      2006       $12.168      $14.514         0
                                                                      2007       $14.514      $15.638         0
                                                                      2008       $15.638      $10.908         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.816         0
                                                                      2007        $9.816      $11.813         0
                                                                      2008       $11.813       $6.167         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.570         0
                                                                      2004       $13.570      $15.845         0
                                                                      2005       $15.845      $17.558         0
                                                                      2006       $17.558      $19.276         0
                                                                      2007       $19.276      $19.480         0
                                                                      2008       $19.480      $11.389         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.287         352
                                                                      2005       $11.287      $12.444         341
                                                                      2006       $12.444      $14.744         323
                                                                      2007       $14.744      $15.607         191
                                                                      2008       $15.607       $8.994         224
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.281           0
                                                                      2005       $11.281      $12.419           0
                                                                      2006       $12.419      $14.705           0
                                                                      2007       $14.705      $15.551           0
                                                                      2008       $15.551       $8.942           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.697         174
                                                                      2003       $10.697      $14.502       1,296
                                                                      2004       $14.502      $19.370         637
                                                                      2005       $19.370      $22.200         576
                                                                      2006       $22.200      $30.002         484
                                                                      2007       $30.002      $24.361         543
                                                                      2008       $24.361      $14.812         230



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.65

  your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.249       5,948
                                                                      2007       $10.249      $11.794       7,000
                                                                      2008       $11.794       $6.631       6,884
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.440           0
                                                                      2007       $10.440      $11.104           0
                                                                      2008       $11.104       $8.152      53,663
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.470           0
                                                                      2007       $10.470      $11.295           0
                                                                      2008       $11.295       $7.446      15,766
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.479           0
                                                                      2007       $10.479      $11.419           0
                                                                      2008       $11.419       $6.926           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.331           0
                                                                      2007       $10.331      $10.734           0
                                                                      2008       $10.734       $9.404           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.726           0
                                                                      2007        $9.726      $11.670       1,995
                                                                      2008       $11.670       $6.323       2,425

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.802           0
                                                                      2007       $10.802      $11.145           0
                                                                      2008       $11.145       $6.871           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.858          77
                                                                      2007        $9.858      $11.154          72
                                                                      2008       $11.154       $6.609          71
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.846          32
                                                                      2003       $10.846      $13.376      36,844
                                                                      2004       $13.376      $14.516      26,930
                                                                      2005       $14.516      $14.743      27,974
                                                                      2006       $14.743      $16.889      23,031
                                                                      2007       $16.889      $15.954      22,473
                                                                      2008       $15.954      $10.151      18,552
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.217           0
                                                                      2005       $11.217      $11.183      33,207
                                                                      2006       $11.183      $12.973      45,329
                                                                      2007       $12.973      $13.205      45,766
                                                                      2008       $13.205       $9.113      27,141
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.517           0
                                                                      2005       $10.517      $10.428      54,190
                                                                      2006       $10.428      $11.347      66,905
                                                                      2007       $11.347      $11.825      11,112
                                                                      2008       $11.825       $7.595      11,658
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.530           0
                                                                      2003       $11.530      $15.526      13,159
                                                                      2004       $15.526      $16.980       4,549
                                                                      2005       $16.980      $17.458       4,714
                                                                      2006       $17.458      $18.618       4,532
                                                                      2007       $18.618      $20.317       4,506
                                                                      2008       $20.317      $11.462         197
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.220           0
                                                                      2003       $11.220      $14.545      12,422
                                                                      2004       $14.545      $17.659      16,972
                                                                      2005       $17.659      $18.845      17,022
                                                                      2006       $18.845      $21.630      16,741
                                                                      2007       $21.630      $20.714      15,167
                                                                      2008       $20.714      $13.612       8,846

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.232           0
                                                                      2005       $10.232      $10.280         209
                                                                      2006       $10.280      $10.492         220
                                                                      2007       $10.492      $10.972         210
                                                                      2008       $10.972      $11.582         148
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.996           0
                                                                      2007       $10.996      $12.065       2,786
                                                                      2008       $12.065       $8.469       1,014
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.320       1,334
                                                                      2003       $10.320      $12.671      26,147
                                                                      2004       $12.671      $14.002      26,690
                                                                      2005       $14.002      $15.188      28,806
                                                                      2006       $15.188      $17.641      34,838
                                                                      2007       $17.641      $17.908      33,586
                                                                      2008       $17.908      $11.050      19,795
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.228           0
                                                                      2003       $11.228      $16.854       1,488
                                                                      2004       $16.854      $20.622       5,267
                                                                      2005       $20.622      $25.783       5,089
                                                                      2006       $25.783      $32.403       5,372
                                                                      2007       $32.403      $40.938       5,384
                                                                      2008       $40.938      $18.994       2,917
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.471          34
                                                                      2003       $10.471      $13.582       4,752
                                                                      2004       $13.582      $15.795       4,679
                                                                      2005       $15.795      $17.073       7,159
                                                                      2006       $17.073      $20.343      11,119
                                                                      2007       $20.343      $23.042      12,563
                                                                      2008       $23.042      $13.478      10,451
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.716           0
                                                                      2003       $10.716      $12.873       4,177
                                                                      2004       $12.873      $14.491       4,345
                                                                      2005       $14.491      $13.780       4,329
                                                                      2006       $13.780      $15.247       4,310
                                                                      2007       $15.247      $16.603       4,290
                                                                      2008       $16.603      $17.300           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.904           0
                                                                      2005       $10.904      $11.442       8,063
                                                                      2006       $11.442      $12.870       2,162
                                                                      2007       $12.870      $13.474       1,662
                                                                      2008       $13.474       $9.429       1,052
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.355           0
                                                                      2005       $10.355      $10.292       3,049
                                                                      2006       $10.292      $11.040       5,803
                                                                      2007       $11.040      $11.501       6,502
                                                                      2008       $11.501       $9.305       7,086
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.888           0
                                                                      2005       $10.888      $11.029       8,718
                                                                      2006       $11.029      $12.691       8,713
                                                                      2007       $12.691      $12.878       6,350
                                                                      2008       $12.878       $8.032       5,966
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.136           0
                                                                      2005       $11.136      $11.431           0
                                                                      2006       $11.431      $12.101       1,083
                                                                      2007       $12.101      $14.398       4,172
                                                                      2008       $14.398       $8.723       5,242
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.119           0
                                                                      2005       $11.119      $11.806       6,004
                                                                      2006       $11.806      $13.001       8,764
                                                                      2007       $13.001      $12.828       6,299
                                                                      2008       $12.828       $7.632       4,887
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.692           0
                                                                      2003       $10.692      $13.079      11,312
                                                                      2004       $13.079      $14.089      12,882
                                                                      2005       $14.089      $14.331      12,665
                                                                      2006       $14.331      $15.587      12,405
                                                                      2007       $15.587      $15.824      11,945
                                                                      2008       $15.824       $8.754       3,391
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.102           0
                                                                      2005       $10.102      $10.143         212
                                                                      2006       $10.143      $10.443       3,656
                                                                      2007       $10.443      $10.663       7,169
                                                                      2008       $10.663       $6.374       7,527

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.273       2,652
                                                                      2004       $12.273      $10.837       6,822
                                                                      2005       $12.837      $13.208      12,885
                                                                      2006       $13.208      $13.954      13,005
                                                                      2007       $13.954      $15.586      11,488
                                                                      2008       $15.586       $8.309      19,097
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.144           0
                                                                      2003       $10.144      $14.218       8,938
                                                                      2004       $14.218      $16.582       9,732
                                                                      2005       $16.582      $18.558      11,622
                                                                      2006       $18.558      $21.369       9,492
                                                                      2007       $21.369      $22.238       8,220
                                                                      2008       $22.238      $13.018       2,809
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.657           0
                                                                      2003       $10.657      $12.943       3,401
                                                                      2004       $12.943      $13.807       5,394
                                                                      2005       $13.807      $13.818      11,364
                                                                      2006       $13.818      $14.809       5,495
                                                                      2007       $14.809      $14.459       5,408
                                                                      2008       $14.459       $3.039       9,008
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.173          34
                                                                      2003       $10.173      $12.619       8,901
                                                                      2004       $12.619      $13.513      12,366
                                                                      2005       $13.513      $14.019      19,880
                                                                      2006       $14.019      $15.785      21,262
                                                                      2007       $15.785      $16.128      20,386
                                                                      2008       $16.128       $9.711      15,911
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.349           0
                                                                      2003       $10.349      $14.646       7,932
                                                                      2004       $14.646      $17.126      28,896
                                                                      2005       $17.126      $18.435       3,906
                                                                      2006       $18.435      $20.739      34,589
                                                                      2007       $20.739      $20.062       2,548
                                                                      2008       $20.062      $12.202       2,062

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.056           0
                                                                      2003       $10.056      $12.376       2,175
                                                                      2004       $12.376      $14.501       7,858
                                                                      2005       $14.501      $15.933       7,490
                                                                      2006       $15.933      $16.055       6,097
                                                                      2007       $16.055      $16.701       5,669
                                                                      2008       $16.701       $8.321       4,803
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.547         370
                                                                      2003       $10.547      $12.123      18,129
                                                                      2004       $12.123      $12.897      27,572
                                                                      2005       $12.897      $12.967      40,704
                                                                      2006       $12.967      $13.643      39,174
                                                                      2007       $13.643      $14.663      36,663
                                                                      2008       $14.663      $12.302      16,498
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.383           0
                                                                      2003       $10.383      $12.418       5,518
                                                                      2004       $12.418      $13.293       5,671
                                                                      2005       $13.293      $13.952       6,979
                                                                      2006       $13.952      $15.449       6,713
                                                                      2007       $15.449      $15.601       6,733
                                                                      2008       $15.601      $10.205       3,464
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.793         247
                                                                      2003       $10.793      $13.489      19,850
                                                                      2004       $13.489      $14.704      14,926
                                                                      2005       $14.704      $15.182      15,363
                                                                      2006       $15.182      $17.266      15,981
                                                                      2007       $17.266      $15.915      16,073
                                                                      2008       $15.915       $9.571      14,905
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.719           0
                                                                      2003        $9.719      $11.289       1,796
                                                                      2004       $11.289      $11.865       1,851
                                                                      2005       $11.865      $13.178       1,463
                                                                      2006       $13.178      $13.290       1,961
                                                                      2007       $13.290      $12.960       1,495
                                                                      2008       $12.960      $10.544          80
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.736         326
                                                                      2003       $10.736      $13.329      18,164
                                                                      2004       $13.329      $14.456      19,389
                                                                      2005       $14.456      $14.622      20,064
                                                                      2006       $14.622      $15.857      20,844
                                                                      2007       $15.857      $15.990      19,176
                                                                      2008       $15.990      $11.598       6,485

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.180         301
                                                                      2003       $10.180      $10.430      26,169
                                                                      2004       $10.430      $10.687      36,766
                                                                      2005       $10.687      $10.733      34,846
                                                                      2006       $10.733      $11.006      40,229
                                                                      2007       $11.006      $11.361      37,430
                                                                      2008       $11.361       $8.480      36,250
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.600         484
                                                                      2003       $10.600      $13.366       8,868
                                                                      2004       $13.366      $15.237      13,224
                                                                      2005       $15.237      $16.774      12,189
                                                                      2006       $16.774      $21.020      12,754
                                                                      2007       $21.020      $22.346      12,700
                                                                      2008       $22.346      $12.287       9,743
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.403           0
                                                                      2003       $10.403      $12.976       2,496
                                                                      2004       $12.976      $14.340       2,731
                                                                      2005       $14.340      $15.309       3,745
                                                                      2006       $15.309      $17.113       3,925
                                                                      2007       $17.113      $15.921       2,499
                                                                      2008       $15.921       $9.442           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.980         802
                                                                      2003        $9.980       $9.841       2,748
                                                                      2004        $9.841       $9.719      19,628
                                                                      2005        $9.719       $9.777      22,571
                                                                      2006        $9.777      $10.014      48,205
                                                                      2007       $10.014      $10.294      51,325
                                                                      2008       $10.294      $10.359      28,716
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.374           0
                                                                      2003       $10.374      $13.480       9,047
                                                                      2004       $13.480      $14.588       1,092
                                                                      2005       $14.588      $15.745       1,019
                                                                      2006       $15.745      $16.771         963
                                                                      2007       $16.771      $17.396         938
                                                                      2008       $17.396      $10.454           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.199         158
                                                                      2003       $11.199      $14.556       4,822
                                                                      2004       $14.556      $16.485       2,609
                                                                      2005       $16.485      $17.127       5,609
                                                                      2006       $17.127      $19.495       7,609
                                                                      2007       $19.495      $18.190       7,433
                                                                      2008       $18.190       $9.858       6,151

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.638           0
                                                                      2003       $10.638      $13.080      14,551
                                                                      2004       $13.080      $13.803       3,961
                                                                      2005       $13.803      $14.221       3,224
                                                                      2006       $14.221      $15.532       3,423
                                                                      2007       $15.532      $15.322       1,364
                                                                      2008       $15.322       $9.238           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.510          33
                                                                      2003       $10.510      $12.069      15,756
                                                                      2004       $12.069      $12.812      15,292
                                                                      2005       $12.812      $13.074      14,877
                                                                      2006       $13.074      $14.356      14,841
                                                                      2007       $14.356      $14.218      14,111
                                                                      2008       $14.218       $8.269         405
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.465           0
                                                                      2003       $11.465      $14.041       1,246
                                                                      2004       $14.041      $16.751         933
                                                                      2005       $16.751      $17.844         923
                                                                      2006       $17.844      $22.241         670
                                                                      2007       $22.241      $26.170         523
                                                                      2008       $26.170      $17.847          92
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.368         310
                                                                      2003       $10.368      $13.545       6,993
                                                                      2004       $13.545      $15.762      35,603
                                                                      2005       $15.762      $17.344       6,699
                                                                      2006       $17.344      $17.945       7,014
                                                                      2007       $17.945      $18.275       6,970
                                                                      2008       $18.275       $9.763       3,816
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.105         279
                                                                      2003       $10.105      $12.383      33,452
                                                                      2004       $12.383      $12.761      58,750
                                                                      2005       $12.761      $13.233      24,789
                                                                      2006       $13.233      $13.689      27,045
                                                                      2007       $13.689      $14.170      24,340
                                                                      2008       $14.170       $8.754      16,448

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.107       4,760
                                                                      2005       $11.107      $12.109      45,899
                                                                      2006       $12.109      $12.465       6,262
                                                                      2007       $12.465      $14.381       6,105
                                                                      2008       $14.381       $7.501       2,696
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.320           0
                                                                      2005       $11.320      $11.563       4,544
                                                                      2006       $11.563      $13.166       7,633
                                                                      2007       $13.166      $12.615       7,068
                                                                      2008       $12.615       $7.945       5,245
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.648          33
                                                                      2003       $10.648      $13.338       5,606
                                                                      2004       $13.338      $14.934       5,799
                                                                      2005       $14.934      $16.077       8,146
                                                                      2006       $16.077      $18.294      10,829
                                                                      2007       $18.294      $18.399       8,204
                                                                      2008       $18.399      $12.236       5,197
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.865       5,947
                                                                      2005        $9.865       $9.914       6,055
                                                                      2006        $9.914      $10.133       8,018
                                                                      2007       $10.133      $10.383      10,009
                                                                      2008       $10.383      $10.369       5,703
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.406           0
                                                                      2003        $9.406      $11.724       4,182
                                                                      2004       $11.724      $12.282       3,151
                                                                      2005       $12.282      $12.971       2,787
                                                                      2006       $12.971      $13.060       4,504
                                                                      2007       $13.060      $14.944      29,015
                                                                      2008       $14.944       $7.460       2,050
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.055           0
                                                                      2003       $11.055      $13.857       3,702
                                                                      2004       $13.857      $14.965       6,640
                                                                      2005       $14.965      $16.465       4,792
                                                                      2006       $16.465      $17.900       3,810
                                                                      2007       $17.900      $18.683       3,698
                                                                      2008       $18.683      $15.584       3,112

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.944           0
                                                                      2005       $10.944      $11.531       1,087
                                                                      2006       $11.531      $12.736       1,573
                                                                      2007       $12.736      $12.914       1,566
                                                                      2008       $12.914       $9.796       1,558
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.741       3,603
                                                                      2005       $10.741      $12.195       6,114
                                                                      2006       $12.195      $12.456       9,814
                                                                      2007       $12.456      $14.896       8,282
                                                                      2008       $14.896       $7.426      10,515
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.716       1,550
                                                                      2005       $10.716      $12.142       1,467
                                                                      2006       $12.142      $12.367       1,570
                                                                      2007       $12.367      $14.760       1,409
                                                                      2008       $14.760       $7.335      21,883
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.064           0
                                                                      2005       $11.064      $12.155       1,033
                                                                      2006       $12.155      $14.491       3,399
                                                                      2007       $14.491      $15.607       1,939
                                                                      2008       $15.607      $10.880       1,848
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.813       1,692
                                                                      2007        $9.813      $11.803      37,395
                                                                      2008       $11.803       $6.158      32,729
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.566         870
                                                                      2004       $13.566      $15.831       3,202
                                                                      2005       $15.831      $17.534      30,690
                                                                      2006       $17.534      $19.240       2,103
                                                                      2007       $19.240      $19.433      20,679
                                                                      2008       $19.433      $11.356      17,048

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.283       7,024
                                                                      2005       $11.283      $12.433       5,295
                                                                      2006       $12.433      $14.724       4,067
                                                                      2007       $14.724      $15.578       2,413
                                                                      2008       $15.578       $8.973       1,022
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.277           0
                                                                      2005       $11.277      $12.408       1,716
                                                                      2006       $12.408      $14.685       2,060
                                                                      2007       $14.685      $15.522       2,693
                                                                      2008       $15.522       $8.920       2,826
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.696           0
                                                                      2003       $10.696      $14.493       6,352
                                                                      2004       $14.493      $19.348       9,080
                                                                      2005       $19.348      $22.164      10,338
                                                                      2006       $22.164      $29.938       9,483
                                                                      2007       $29.938      $24.296       7,988
                                                                      2008       $24.296      $14.765       6,279



* The Allstate Advisor Provider Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 202. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.245         0
                                                                      2007       $10.245      $11.784         0
                                                                      2008       $11.784       $6.622         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.437         0
                                                                      2007       $10.437      $11.095         0
                                                                      2008       $11.095       $8.141         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.466         0
                                                                      2007       $10.466      $11.285         0
                                                                      2008       $11.285       $7.436         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.475         0
                                                                      2007       $10.475      $11.409         0
                                                                      2008       $11.409       $6.917         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.327         0
                                                                      2007       $10.327      $10.725         0
                                                                      2008       $10.725       $9.391         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.723         0
                                                                      2007        $9.723      $11.660         0
                                                                      2008       $11.660       $6.315         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.798         0
                                                                      2007       $10.798      $11.136         0
                                                                      2008       $11.136       $6.862         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.855         0
                                                                      2007        $9.855      $11.145         0
                                                                      2008       $11.145       $6.600         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.704      $13.371         0
                                                                      2004       $13.371      $14.504         0
                                                                      2005       $14.504      $14.723         0
                                                                      2006       $14.723      $16.857         0
                                                                      2007       $16.857      $15.916         0
                                                                      2008       $15.916      $10.122         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.214         0
                                                                      2005       $11.214      $11.173         0
                                                                      2006       $11.173      $12.956         0
                                                                      2007       $12.956      $13.180         0
                                                                      2008       $13.180       $9.091         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.516         0
                                                                      2005       $10.516      $10.422         0
                                                                      2006       $10.422      $11.334         0
                                                                      2007       $11.334      $11.805         0
                                                                      2008       $11.805       $7.579         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.827      $15.520         0
                                                                      2004       $15.520      $16.966         0
                                                                      2005       $16.966      $17.434         0
                                                                      2006       $17.434      $18.583         0
                                                                      2007       $18.583      $20.269         0
                                                                      2008       $20.269      $11.429         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.045      $14.540         0
                                                                      2004       $14.540      $17.644         0
                                                                      2005       $17.644      $18.819         0
                                                                      2006       $18.819      $21.589         0
                                                                      2007       $21.589      $20.664         0
                                                                      2008       $20.664      $13.573         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.228         0
                                                                      2005       $10.228      $10.272         0
                                                                      2006       $10.272      $10.477         0
                                                                      2007       $10.477      $10.952         0
                                                                      2008       $10.952      $11.555         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.992         0
                                                                      2007       $10.992      $12.055         0
                                                                      2008       $12.055       $8.457         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.605      $12.667         0
                                                                      2004       $12.667      $13.990         0
                                                                      2005       $13.990      $15.168         0
                                                                      2006       $15.168      $17.608         0
                                                                      2007       $17.608      $17.866         0
                                                                      2008       $17.866      $11.018         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.681      $16.848         0
                                                                      2004       $16.648      $20.604         0
                                                                      2005       $20.604      $25.748         0
                                                                      2006       $25.748      $32.343         0
                                                                      2007       $32.343      $40.840         0
                                                                      2008       $40.840      $18.940         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.383      $13.578         0
                                                                      2004       $13.578      $15.781         0
                                                                      2005       $15.781      $17.050         0
                                                                      2006       $17.050      $20.306         0
                                                                      2007       $20.306      $22.987         0
                                                                      2008       $22.987      $13.439         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.589      $12.869         0
                                                                      2004       $12.869      $14.479         0
                                                                      2005       $14.479      $13.761         0
                                                                      2006       $13.761      $15.219         0
                                                                      2007       $15.219      $16.564         0
                                                                      2008       $16.564      $17.251         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.902         0
                                                                      2005       $10.902      $11.435         0
                                                                      2006       $11.435      $12.855         0
                                                                      2007       $12.855      $13.452         0
                                                                      2008       $13.452       $9.409         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.353         0
                                                                      2005       $10.353      $10.286         0
                                                                      2006       $10.286      $11.028         0
                                                                      2007       $11.028      $11.482         0
                                                                      2008       $11.482       $9.285         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.886         0
                                                                      2005       $10.886      $11.022         0
                                                                      2006       $11.022      $12.676         0
                                                                      2007       $12.676      $12.856         0
                                                                      2008       $12.856       $8.015         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.134         0
                                                                      2005       $11.134      $11.424         0
                                                                      2006       $11.424      $12.087         0
                                                                      2007       $12.087      $14.374         0
                                                                      2008       $14.374       $8.704         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.117         0
                                                                      2005       $11.117      $11.799         0
                                                                      2006       $11.799      $12.986         0
                                                                      2007       $12.986      $12.806         0
                                                                      2008       $12.806       $7.615         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.110      $13.075         0
                                                                      2004       $13.075      $14.077         0
                                                                      2005       $14.077      $14.311         0
                                                                      2006       $14.311      $15.558         0
                                                                      2007       $15.558      $15.787         0
                                                                      2008       $15.787       $8.728         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.101         0
                                                                      2005       $10.101      $10.137         0
                                                                      2006       $10.137      $10.431         0
                                                                      2007       $10.431      $10.646         0
                                                                      2008       $10.646       $6.360         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.268         0
                                                                      2004       $12.268      $12.826         0
                                                                      2005       $12.826      $13.190         0
                                                                      2006       $13.190      $13.928         0
                                                                      2007       $13.928      $15.549         0
                                                                      2008       $15.549       $8.285         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.084      $14.213         0
                                                                      2004       $14.213      $16.568         0
                                                                      2005       $16.568      $18.532         0
                                                                      2006       $18.532      $21.330         0
                                                                      2007       $21.330      $22.185         0
                                                                      2008       $22.185      $12.980         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.734      $12.938         0
                                                                      2004       $12.938      $13.795         0
                                                                      2005       $13.795      $13.800         0
                                                                      2006       $13.800      $14.781         0
                                                                      2007       $14.781      $14.425         0
                                                                      2008       $14.425       $3.031         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.466      $12.615         0
                                                                      2004       $12.615      $13.501         0
                                                                      2005       $13.501      $14.000         0
                                                                      2006       $14.000      $15.756         0
                                                                      2007       $15.756      $16.090         0
                                                                      2008       $16.090       $9.683         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.716      $14.641         0
                                                                      2004       $14.641      $17.111         0
                                                                      2005       $17.111      $18.410         0
                                                                      2006       $18.410      $20.700         0
                                                                      2007       $20.700      $20.014         0
                                                                      2008       $20.014      $12.167         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.342      $12.372         0
                                                                      2004       $12.372      $14.489         0
                                                                      2005       $14.489      $15.912         0
                                                                      2006       $15.912      $16.025         0
                                                                      2007       $16.025      $16.661         0
                                                                      2008       $16.661       $8.297         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.249      $12.119         0
                                                                      2004       $12.119      $12.886         0
                                                                      2005       $12.886      $12.950         0
                                                                      2006       $12.950      $13.618         0
                                                                      2007       $13.618      $14.628         0
                                                                      2008       $14.628      $12.266         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.754      $12.414         0
                                                                      2004       $12.414      $13.282         0
                                                                      2005       $13.282      $13.933         0
                                                                      2006       $13.933      $15.420         0
                                                                      2007       $15.420      $15.564         0
                                                                      2008       $15.564      $10.176         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.995      $13.484         0
                                                                      2004       $13.484      $14.692         0
                                                                      2005       $14.692      $15.161         0
                                                                      2006       $15.161      $17.233         0
                                                                      2007       $17.233      $15.877         0
                                                                      2008       $15.877       $9.544         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.235      $11.285         0
                                                                      2004       $11.285      $11.855         0
                                                                      2005       $11.855      $13.160         0
                                                                      2006       $13.160      $13.266         0
                                                                      2007       $13.266      $12.929         0
                                                                      2008       $12.929      $10.513         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.868      $13.324         0
                                                                      2004       $13.324      $14.443         0
                                                                      2005       $14.443      $14.603         0
                                                                      2006       $14.603      $15.827         0
                                                                      2007       $15.827      $15.952         0
                                                                      2008       $15.952      $11.565         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.358      $10.426         0
                                                                      2004       $10.426      $10.677         0
                                                                      2005       $10.677      $10.718         0
                                                                      2006       $10.718      $10.986         0
                                                                      2007       $10.986      $11.334         0
                                                                      2008       $11.334       $8.455         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.577      $13.361         0
                                                                      2004       $13.361      $15.224         0
                                                                      2005       $15.224      $16.751         0
                                                                      2006       $16.751      $20.980         0
                                                                      2007       $20.980      $22.292         0
                                                                      2008       $22.292      $12.252         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.694      $12.972         0
                                                                      2004       $12.972      $14.328         0
                                                                      2005       $14.328      $15.288         0
                                                                      2006       $15.288      $17.081         0
                                                                      2007       $17.081      $15.883         0
                                                                      2008       $15.883       $9.415         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.939       $9.838         0
                                                                      2004        $9.838       $9.710         0
                                                                      2005        $9.710       $9.764         0
                                                                      2006        $9.764       $9.995         0
                                                                      2007        $9.995      $10.269         0
                                                                      2008       $10.269      $10.329         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.981      $13.475         0
                                                                      2004       $13.475      $14.576         0
                                                                      2005       $14.576      $15.724         0
                                                                      2006       $15.724      $16.739         0
                                                                      2007       $16.739      $17.355         0
                                                                      2008       $17.355      $10.424         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.323      $14.551         0
                                                                      2004       $14.551      $16.471         0
                                                                      2005       $16.471      $17.104         0
                                                                      2006       $17.104      $19.459         0
                                                                      2007       $19.459      $18.146         0
                                                                      2008       $18.146       $9.830         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.843      $13.075         0
                                                                      2004       $13.075      $13.791         0
                                                                      2005       $13.791      $14.202         0
                                                                      2006       $14.202      $15.503         0
                                                                      2007       $15.503      $15.285         0
                                                                      2008       $15.285       $9.211         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.684      $12.064         0
                                                                      2004       $12.064      $12.801         0
                                                                      2005       $12.801      $13.056         0
                                                                      2006       $13.056      $14.330         0
                                                                      2007       $14.330      $14.184         0
                                                                      2008       $14.184       $8.245         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.649      $14.036         0
                                                                      2004       $14.036      $16.737         0
                                                                      2005       $16.737      $17.820         0
                                                                      2006       $17.820      $22.200         0
                                                                      2007       $22.200      $26.108         0
                                                                      2008       $26.108      $17.795         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.800      $13.541         0
                                                                      2004       $13.541      $15.749         0
                                                                      2005       $15.749      $17.321         0
                                                                      2006       $17.321      $17.912         0
                                                                      2007       $17.912      $18.231         0
                                                                      2008       $18.231       $9.735         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.580      $12.379         0
                                                                      2004       $12.379      $12.750         0
                                                                      2005       $12.750      $13.215         0
                                                                      2006       $13.215      $13.664         0
                                                                      2007       $13.664      $14.137         0
                                                                      2008       $14.137       $8.729         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.103         0
                                                                      2005       $11.103      $12.099         0
                                                                      2006       $12.099      $12.449         0
                                                                      2007       $12.449      $14.354         0
                                                                      2008       $14.354       $7.483         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.316         0
                                                                      2005       $11.316      $11.554         0
                                                                      2006       $11.554      $13.148         0
                                                                      2007       $13.148      $12.591         0
                                                                      2008       $12.591       $7.926         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.781      $13.334         0
                                                                      2004       $13.334      $14.922         0
                                                                      2005       $14.922      $16.055         0
                                                                      2006       $16.055      $18.259         0
                                                                      2007       $18.259      $18.355         0
                                                                      2008       $18.355      $12.201         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.860         0
                                                                      2005        $9.860       $9.904         0
                                                                      2006        $9.904      $10.117         0
                                                                      2007       $10.117      $10.362         0
                                                                      2008       $10.362      $10.343         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.931      $11.720         0
                                                                      2004       $11.720      $12.271         0
                                                                      2005       $12.271      $12.953         0
                                                                      2006       $12.953      $13.036         0
                                                                      2007       $13.036      $14.909         0
                                                                      2008       $14.909       $7.439         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.292      $13.852         0
                                                                      2004       $13.852      $14.953         0
                                                                      2005       $14.953      $16.443         0
                                                                      2006       $16.443      $17.867         0
                                                                      2007       $17.867      $18.639         0
                                                                      2008       $18.639      $15.539         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.941         0
                                                                      2005       $10.941      $11.521         0
                                                                      2006       $11.521      $12.719         0
                                                                      2007       $12.719      $12.890         0
                                                                      2008       $12.890       $9.773         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.738         0
                                                                      2005       $10.738      $12.184         0
                                                                      2006       $12.184      $12.439         0
                                                                      2007       $12.439      $14.868         0
                                                                      2008       $14.868       $7.408         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.712         0
                                                                      2005       $10.712      $12.131         0
                                                                      2006       $12.131      $12.350         0
                                                                      2007       $12.350      $14.732         0
                                                                      2008       $14.732       $7.317         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.058         0
                                                                      2005       $11.058      $12.143         0
                                                                      2006       $12.143      $14.469         0
                                                                      2007       $14.469      $15.575         0
                                                                      2008       $15.575      $10.852         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.809         0
                                                                      2007        $9.809      $11.793         0
                                                                      2008       $11.793       $6.150         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.561         0
                                                                      2004       $13.561      $15.818         0
                                                                      2005       $15.818      $17.510         0
                                                                      2006       $17.510      $19.204         0
                                                                      2007       $19.204      $19.387         0
                                                                      2008       $19.387      $11.323         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.280         0
                                                                      2005       $11.280      $12.423         0
                                                                      2006       $12.423      $14.704         0
                                                                      2007       $14.704      $15.548         0
                                                                      2008       $15.548       $8.951         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.273         0
                                                                      2005       $11.273      $12.398         0
                                                                      2006       $12.398      $14.665         0
                                                                      2007       $14.665      $15.493         0
                                                                      2008       $15.493       $8.899         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.382      $14.488         0
                                                                      2004       $14.488      $19.332         0
                                                                      2005       $19.332      $22.134         0
                                                                      2006       $22.134      $29.882         0
                                                                      2007       $29.882      $24.238         0
                                                                      2008       $24.238      $14.722         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to
                                  May 1, 2003

                          Mortality & Expense = 1.75

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.242         0
                                                                      2007       $10.242      $11.774         0
                                                                      2008       $11.774       $6.613         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.433         0
                                                                      2007       $10.433      $11.085         0
                                                                      2008       $11.085       $8.130         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.463         0
                                                                      2007       $10.463      $11.275         0
                                                                      2008       $11.275       $7.426         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.472         0
                                                                      2007       $10.472      $11.399         0
                                                                      2008       $11.399       $6.907         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.324         0
                                                                      2007       $10.324      $10.716         0
                                                                      2008       $10.716       $9.378         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.720         0
                                                                      2007        $9.720      $11.650         0
                                                                      2008       $11.650       $6.306         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.794          0
                                                                      2007       $10.794      $11.126          0
                                                                      2008       $11.126       $6.853          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.852          0
                                                                      2007        $9.852      $11.135          0
                                                                      2008       $11.135       $6.591          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.844          0
                                                                      2003       $10.844      $13.359          0
                                                                      2004       $13.359      $14.483          0
                                                                      2005       $14.483      $14.695          0
                                                                      2006       $14.695      $16.817          0
                                                                      2007       $16.817      $15.869          0
                                                                      2008       $15.869      $10.087          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.210          0
                                                                      2005       $11.210      $11.164          0
                                                                      2006       $11.164      $12.938          0
                                                                      2007       $12.938      $13.155          0
                                                                      2008       $13.155       $9.070          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.515          0
                                                                      2005       $10.515      $10.415          0
                                                                      2006       $10.415      $11.321          0
                                                                      2007       $11.321      $11.786        139
                                                                      2008       $11.786       $7.562        149
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.528          0
                                                                      2003       $11.528      $15.507          0
                                                                      2004       $15.507      $16.942          0
                                                                      2005       $16.942      $17.401          0
                                                                      2006       $17.401      $18.538          0
                                                                      2007       $18.538      $20.209          0
                                                                      2008       $20.209      $11.389          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.218          0
                                                                      2003       $11.218      $14.527         39
                                                                      2004       $14.527      $17.619         45
                                                                      2005       $17.619      $18.784         44
                                                                      2006       $18.784      $21.537          0
                                                                      2007       $21.537      $20.604         84
                                                                      2008       $20.604      $13.526         86

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.225           0
                                                                      2005       $10.225      $10.263           0
                                                                      2006       $10.263      $10.463           0
                                                                      2007       $10.463      $10.931           0
                                                                      2008       $10.931      $11.527           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.989           0
                                                                      2007       $10.989      $12.045           0
                                                                      2008       $12.045       $8.446           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.318           0
                                                                      2003       $10.318      $12.656       1,641
                                                                      2004       $12.656      $13.971       1,601
                                                                      2005       $13.971      $15.139       1,507
                                                                      2006       $15.139      $17.566           0
                                                                      2007       $17.566      $17.813           0
                                                                      2008       $17.813      $10.980           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.226           0
                                                                      2003       $11.226      $16.833           0
                                                                      2004       $16.833      $20.576           0
                                                                      2005       $20.576      $25.699           0
                                                                      2006       $25.699      $32.264           0
                                                                      2007       $32.264      $40.721           0
                                                                      2008       $40.721      $18.874           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.468           0
                                                                      2003       $10.468      $13.565           0
                                                                      2004       $13.565      $15.759           0
                                                                      2005       $15.759      $17.017           0
                                                                      2006       $17.017      $20.256           0
                                                                      2007       $20.256      $22.920          36
                                                                      2008       $22.920      $13.393          42
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.714           0
                                                                      2003       $10.714      $12.857           0
                                                                      2004       $12.857      $14.458           0
                                                                      2005       $14.458      $13.735           0
                                                                      2006       $13.735      $15.182           0
                                                                      2007       $15.182      $16.515           0
                                                                      2008       $16.515      $17.191           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.901         0
                                                                      2005       $10.901      $11.427         0
                                                                      2006       $11.427      $12.840         0
                                                                      2007       $12.840      $13.429         0
                                                                      2008       $13.429       $9.388         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.352         0
                                                                      2005       $10.352      $10.279         0
                                                                      2006       $10.279      $11.015         0
                                                                      2007       $11.015      $11.463        72
                                                                      2008       $11.463       $9.265        60
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.885         0
                                                                      2005       $10.885      $11.015         0
                                                                      2006       $11.015      $12.662         0
                                                                      2007       $12.662      $12.835         0
                                                                      2008       $12.835       $7.998         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.133         0
                                                                      2005       $11.133      $11.417         0
                                                                      2006       $11.417      $12.073         0
                                                                      2007       $12.073      $14.350         0
                                                                      2008       $14.350       $8.685         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.116         0
                                                                      2005       $11.116      $11.791         0
                                                                      2006       $11.791      $12.971         0
                                                                      2007       $12.971      $12.785        64
                                                                      2008       $12.785       $7.599        75
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.689         0
                                                                      2003       $10.689      $13.063        80
                                                                      2004       $13.063      $14.057        92
                                                                      2005       $14.057      $14.284        91
                                                                      2006       $14.284      $15.521         0
                                                                      2007       $15.521      $15.740        90
                                                                      2008       $15.740       $8.698        90
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.100         0
                                                                      2005       $10.100      $10.130         0
                                                                      2006       $10.130      $10.419         0
                                                                      2007       $10.419      $10.628         0
                                                                      2008       $10.628       $6.346         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.264       1,703
                                                                      2004       $12.264      $12.815       1,751
                                                                      2005       $12.815      $13.172       1,681
                                                                      2006       $13.172      $13.902           0
                                                                      2007       $13.902      $15.512          53
                                                                      2008       $15.512       $8.261          68
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.141           0
                                                                      2003       $10.141      $14.200           0
                                                                      2004       $14.200      $16.545           0
                                                                      2005       $16.545      $18.497           0
                                                                      2006       $18.497      $21.278           0
                                                                      2007       $21.278      $22.120           0
                                                                      2008       $22.120      $12.936           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.654           0
                                                                      2003       $10.654      $12.927       1,576
                                                                      2004       $12.927      $13.776       1,602
                                                                      2005       $13.776      $13.773       1,635
                                                                      2006       $13.773      $14.746           0
                                                                      2007       $14.746      $14.383           0
                                                                      2008       $14.383       $3.020           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.170       4,651
                                                                      2003       $10.170      $12.604       4,755
                                                                      2004       $12.604      $13.482       4,879
                                                                      2005       $13.482      $13.974       4,828
                                                                      2006       $13.974      $15.718           0
                                                                      2007       $15.718      $16.043       4,829
                                                                      2008       $16.043       $9.650       5,107
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.347           0
                                                                      2003       $10.347      $14.628           0
                                                                      2004       $14.628      $17.087           0
                                                                      2005       $17.087      $18.375           0
                                                                      2006       $18.375      $20.650           0
                                                                      2007       $20.650      $19.955          41
                                                                      2008       $19.955      $12.125          48
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.054           0
                                                                      2003       $10.054      $12.361           0
                                                                      2004       $12.361      $14.469           0
                                                                      2005       $14.469      $15.881           0
                                                                      2006       $15.881      $15.986           0
                                                                      2007       $15.986      $16.612           0
                                                                      2008       $16.612       $8.269           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.544           0
                                                                      2003       $10.544      $12.108         122
                                                                      2004       $12.108      $12.868         142
                                                                      2005       $12.868      $12.925         141
                                                                      2006       $12.925      $13.585           0
                                                                      2007       $13.585      $14.585         252
                                                                      2008       $14.585      $12.224         229
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.381           0
                                                                      2003       $10.381      $12.402           0
                                                                      2004       $12.402      $13.263           0
                                                                      2005       $13.263      $13.906           0
                                                                      2006       $13.906      $15.383           0
                                                                      2007       $15.383      $15.518           0
                                                                      2008       $15.518      $10.141           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.791       4,419
                                                                      2003       $10.791      $13.472       4,460
                                                                      2004       $13.472      $14.671       4,393
                                                                      2005       $14.671      $15.132       4,387
                                                                      2006       $15.132      $17.192           0
                                                                      2007       $17.192      $15.830       4,621
                                                                      2008       $15.830       $9.511       4,805
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.717           0
                                                                      2003        $9.717      $11.275           0
                                                                      2004       $11.275      $11.838           0
                                                                      2005       $11.838      $13.135           0
                                                                      2006       $13.135      $13.234           0
                                                                      2007       $13.234      $12.891           0
                                                                      2008       $12.891      $10.477           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.734       4,683
                                                                      2003       $10.734      $13.312       4,351
                                                                      2004       $13.312      $14.423       4,384
                                                                      2005       $14.423      $14.575       4,596
                                                                      2006       $14.575      $15.789           0
                                                                      2007       $15.789      $15.905       4,649
                                                                      2008       $15.905      $11.525       4,070

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.178          0
                                                                      2003       $10.178      $10.417        178
                                                                      2004       $10.417      $10.662        208
                                                                      2005       $10.662      $10.697        207
                                                                      2006       $10.697      $10.959          0
                                                                      2007       $10.959      $11.301        350
                                                                      2008       $11.301       $8.426        335
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.597          0
                                                                      2003       $10.597      $13.350          0
                                                                      2004       $13.350      $15.203          0
                                                                      2005       $15.203      $16.719          0
                                                                      2006       $16.719      $20.930          0
                                                                      2007       $20.930      $22.227          0
                                                                      2008       $22.227      $12.210          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.400          0
                                                                      2003       $10.400      $12.960          0
                                                                      2004       $12.960      $14.308          0
                                                                      2005       $14.308      $15.259          0
                                                                      2006       $15.259      $17.040          0
                                                                      2007       $17.040      $15.836          0
                                                                      2008       $15.836       $9.382          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.978          0
                                                                      2003        $9.978       $9.829          0
                                                                      2004        $9.829       $9.697          0
                                                                      2005        $9.697       $9.745          0
                                                                      2006        $9.745       $9.971          0
                                                                      2007        $9.971      $10.239        161
                                                                      2008       $10.239      $10.293        108
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.372          0
                                                                      2003       $10.372      $13.463          0
                                                                      2004       $13.463      $14.556          0
                                                                      2005       $14.556      $15.694          0
                                                                      2006       $15.694      $16.699          0
                                                                      2007       $16.699      $17.304          0
                                                                      2008       $17.304      $10.388          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.197          0
                                                                      2003       $11.197      $14.538          0
                                                                      2004       $14.538      $16.447          0
                                                                      2005       $16.447      $17.071          0
                                                                      2006       $17.071      $19.412          0
                                                                      2007       $19.412      $18.093         45
                                                                      2008       $18.093       $9.796         58

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.635           0
                                                                      2003       $10.635      $13.064           0
                                                                      2004       $13.064      $13.772           0
                                                                      2005       $13.772      $14.175           0
                                                                      2006       $14.175      $15.465           0
                                                                      2007       $15.465      $15.241           0
                                                                      2008       $15.241       $9.179           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.508       4,623
                                                                      2003       $10.508      $12.054       5,035
                                                                      2004       $12.054      $12.784       5,197
                                                                      2005       $12.784      $13.031       5,285
                                                                      2006       $13.031      $14.295           0
                                                                      2007       $14.295      $14.143       5,352
                                                                      2008       $14.143       $8.216       5,877
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.462           0
                                                                      2003       $11.462      $14.023           0
                                                                      2004       $14.023      $16.713           0
                                                                      2005       $16.713      $17.786           0
                                                                      2006       $17.786      $22.146           0
                                                                      2007       $22.146      $26.032           0
                                                                      2008       $26.032      $17.734           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.365           0
                                                                      2003       $10.365      $13.529           0
                                                                      2004       $13.529      $15.727           0
                                                                      2005       $15.727      $17.288           0
                                                                      2006       $17.288      $17.868           0
                                                                      2007       $17.868      $18.178           0
                                                                      2008       $18.178       $9.701           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.102           0
                                                                      2003       $10.102      $12.368           0
                                                                      2004       $12.368      $12.732           0
                                                                      2005       $12.732      $13.190           0
                                                                      2006       $13.190      $13.631           0
                                                                      2007       $13.631      $14.095           0
                                                                      2008       $14.095       $8.699           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.100           0
                                                                      2005       $11.100      $12.088           0
                                                                      2006       $12.088      $12.432           0
                                                                      2007       $12.432      $14.327           0
                                                                      2008       $14.327       $7.465           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.312           0
                                                                      2005       $11.312      $11.544           0
                                                                      2006       $11.544      $13.130           0
                                                                      2007       $13.130      $12.568          65
                                                                      2008       $12.568       $7.907          71
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.646           0
                                                                      2003       $10.646      $13.322      13,280
                                                                      2004       $13.322      $14.901      12,635
                                                                      2005       $14.901      $16.024      11,887
                                                                      2006       $16.024      $18.215           0
                                                                      2007       $18.215      $18.301       8,528
                                                                      2008       $18.301      $12.159       3,840
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.855           0
                                                                      2005        $9.855       $9.894           0
                                                                      2006        $9.894      $10.102           0
                                                                      2007       $10.102      $10.341           0
                                                                      2008       $10.341      $10.317           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.404       4,867
                                                                      2003        $9.404      $11.709       1,144
                                                                      2004       $11.709      $12.254       1,215
                                                                      2005       $12.254      $12.928       1,150
                                                                      2006       $12.928      $13.004           0
                                                                      2007       $13.004      $14.865           0
                                                                      2008       $14.865       $7.413           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.052           0
                                                                      2003       $11.052      $13.840           0
                                                                      2004       $13.840      $14.932           0
                                                                      2005       $14.932      $16.411           0
                                                                      2006       $16.411      $17.824           0
                                                                      2007       $17.824      $18.584           0
                                                                      2008       $18.584      $15.486           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.937          0
                                                                      2005       $10.937      $11.511          0
                                                                      2006       $11.511      $12.702          0
                                                                      2007       $12.702      $12.866          0
                                                                      2008       $12.866       $9.750          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.734          0
                                                                      2005       $10.734      $12.174          0
                                                                      2006       $12.174      $12.422          0
                                                                      2007       $12.422      $14.840          0
                                                                      2008       $14.840       $7.390          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.709          0
                                                                      2005       $10.709      $12.121          0
                                                                      2006       $12.121      $12.333          0
                                                                      2007       $12.333      $14.705          0
                                                                      2008       $14.705       $7.300          0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000      $11.052          0
                                                                      2005       $11.052      $12.131          0
                                                                      2006       $12.131      $14.447          0
                                                                      2007       $14.447      $15.543          0
                                                                      2008       $15.543      $10.825          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.806          0
                                                                      2007        $9.806      $11.783          0
                                                                      2008       $11.783       $6.142          0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.556        983
                                                                      2004       $13.556      $15.804        948
                                                                      2005       $15.804      $17.487        862
                                                                      2006       $17.487      $19.168          0
                                                                      2007       $19.168      $19.341          0
                                                                      2008       $19.341      $11.291          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.276         64
                                                                      2005       $11.276      $12.412         64
                                                                      2006       $12.412      $14.684         63
                                                                      2007       $14.684      $15.519         63
                                                                      2008       $15.519       $8.930         62
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.269          0
                                                                      2005       $11.269      $12.387          0
                                                                      2006       $12.387      $14.645          0
                                                                      2007       $14.645      $15.464          0
                                                                      2008       $15.464       $8.878          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.694          0
                                                                      2003       $10.694      $14.475        590
                                                                      2004       $14.475      $19.305        530
                                                                      2005       $19.305      $22.091        466
                                                                      2006       $22.091      $29.810          0
                                                                      2007       $29.810      $24.167        127
                                                                      2008       $24.167      $14.671        127



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age0-70)

                           Mortality & Expense = 1.8

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.238         0
                                                                      2007       $10.238      $11.764         0
                                                                      2008       $11.764       $6.604         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.429         0
                                                                      2007       $10.429      $11.076         0
                                                                      2008       $11.076       $8.119         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.459         0
                                                                      2007       $10.459      $11.266         0
                                                                      2008       $11.266       $7.416         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.468         0
                                                                      2007       $10.468      $11.389         0
                                                                      2008       $11.389       $6.898         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.320         0
                                                                      2007       $10.320      $10.707         0
                                                                      2008       $10.707       $9.366         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.716         0
                                                                      2007        $9.716      $11.640         0
                                                                      2008       $11.640       $6.297         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.791           0
                                                                      2007       $10.791      $11.117           0
                                                                      2008       $11.117       $6.843           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.848           0
                                                                      2007        $9.848      $11.126           0
                                                                      2008       $11.126       $6.582           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.698      $13.355       2,441
                                                                      2004       $13.355      $14.471           0
                                                                      2005       $14.471      $14.675           0
                                                                      2006       $14.675      $16.785       2,422
                                                                      2007       $16.785      $15.831           0
                                                                      2008       $15.831      $10.058           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.206         487
                                                                      2005       $11.206      $11.154       1,638
                                                                      2006       $11.154      $12.920           0
                                                                      2007       $12.920      $13.131       4,237
                                                                      2008       $13.131       $9.048       3,730
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.513           0
                                                                      2005       $10.513      $10.409           0
                                                                      2006       $10.409      $11.308           0
                                                                      2007       $11.308      $11.766       1,852
                                                                      2008       $11.766       $7.546       1,979
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.821      $15.501           0
                                                                      2004       $15.501      $16.928           0
                                                                      2005       $16.928      $17.377           0
                                                                      2006       $18.758      $21.497           0
                                                                      2007       $18.503      $20.161           0
                                                                      2008       $20.161      $11.357           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.039      $14.522           0
                                                                      2004       $14.522      $17.604           0
                                                                      2005       $17.604      $18.758           0
                                                                      2006       $18.758      $21.497           0
                                                                      2007       $21.497      $20.555         530
                                                                      2008       $20.555      $13.487         562

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.221           0
                                                                      2005       $10.221      $10.254           0
                                                                      2006       $10.254      $10.449           0
                                                                      2007       $10.449      $10.911           0
                                                                      2008       $10.911      $11.500           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.985       3,732
                                                                      2007       $10.985      $12.034           0
                                                                      2008       $12.034       $8.434           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.599      $12.651           0
                                                                      2004       $12.651      $13.959           0
                                                                      2005       $13.959      $15.118         857
                                                                      2006       $15.118      $17.533       2,393
                                                                      2007       $17.533      $17.771         379
                                                                      2008       $17.771      $10.948         333
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.674      $16.828       1,937
                                                                      2004       $16.828      $20.558           0
                                                                      2005       $20.558      $25.664           0
                                                                      2006       $25.664      $32.204           0
                                                                      2007       $32.204      $40.624           0
                                                                      2008       $40.624      $18.820           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.377      $13.561           0
                                                                      2004       $13.561      $15.746         179
                                                                      2005       $15.746      $16.994         583
                                                                      2006       $16.994      $20.219           0
                                                                      2007       $20.219      $22.865         804
                                                                      2008       $22.865      $13.354         842
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.583      $12.853           0
                                                                      2004       $12.853      $14.446           0
                                                                      2005       $14.446      $13.716           0
                                                                      2006       $13.716      $15.154           0
                                                                      2007       $15.154      $16.476           0
                                                                      2008       $16.476      $17.142           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.899           0
                                                                      2005       $10.899      $11.420       2,540
                                                                      2006       $11.420      $12.826           0
                                                                      2007       $12.826      $13.407       2,540
                                                                      2008       $13.407       $9.368           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.351           0
                                                                      2005       $10.351      $10.273       2,664
                                                                      2006       $10.273      $11.003           0
                                                                      2007       $11.003      $11.444       3,616
                                                                      2008       $11.444       $9.244         800
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.884           0
                                                                      2005       $10.884      $11.008       2,568
                                                                      2006       $11.008      $12.647           0
                                                                      2007       $12.647      $12.814       2,568
                                                                      2008       $12.814       $7.980           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.132           0
                                                                      2005       $11.132      $11.409       2,481
                                                                      2006       $11.409      $12.060           0
                                                                      2007       $12.060      $14.326       2,481
                                                                      2008       $14.326       $8.666           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.115           0
                                                                      2005       $11.115      $11.784       2,403
                                                                      2006       $11.784      $12.956           0
                                                                      2007       $12.956      $12.764       3,257
                                                                      2008       $12.764       $7.582         998
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.104      $13.059       2,496
                                                                      2004       $13.059      $14.045           0
                                                                      2005       $14.045      $14.265           0
                                                                      2006       $14.265      $15.492           0
                                                                      2007       $15.492      $15.703           0
                                                                      2008       $15.703       $8.673           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.099         636
                                                                      2005       $10.099      $10.124           0
                                                                      2006       $10.124      $10.407           0
                                                                      2007       $10.407      $10.611           0
                                                                      2008       $10.611       $6.333           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.260       2,809
                                                                      2004       $12.260      $12.805         636
                                                                      2005       $12.805      $13.154       1,188
                                                                      2006       $13.154      $13.876           0
                                                                      2007       $13.876      $15.475         704
                                                                      2008       $15.475       $8.237         906
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.079      $14.195       2,297
                                                                      2004       $14.195      $16.531           0
                                                                      2005       $16.531      $18.472           0
                                                                      2006       $18.472      $21.238           0
                                                                      2007       $21.238      $22.068           0
                                                                      2008       $22.068      $12.898           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.727      $12.922           0
                                                                      2004       $12.922      $13.764         443
                                                                      2005       $13.764      $13.755         456
                                                                      2006       $13.755      $14.718           0
                                                                      2007       $14.718      $14.349         483
                                                                      2008       $14.349       $3.011       1,641
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.460      $12.599       2,587
                                                                      2004       $12.599      $13.471         452
                                                                      2005       $13.471      $13.955         450
                                                                      2006       $13.955      $15.688           0
                                                                      2007       $15.688      $16.005       2,476
                                                                      2008       $16.005       $9.622       2,855
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.710      $14.623           0
                                                                      2004       $14.623      $17.072           0
                                                                      2005       $17.072      $18.350           0
                                                                      2006       $18.350      $20.612           0
                                                                      2007       $20.612      $19.908         547
                                                                      2008       $19.908      $12.090         632
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.337      $12.356       2,638
                                                                      2004       $12.356      $14.456           0
                                                                      2005       $14.456      $15.860           0
                                                                      2006       $15.860      $15.957           0
                                                                      2007       $15.957      $16.573           0
                                                                      2008       $16.573       $8.245           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.243      $12.104         221
                                                                      2004       $12.104      $12.857       1,877
                                                                      2005       $12.857      $12.907       1,459
                                                                      2006       $12.907      $13.559           0
                                                                      2007       $13.559      $14.550       2,928
                                                                      2008       $14.550      $12.189       2,422

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.748      $12.398           0
                                                                      2004       $12.398      $13.252           0
                                                                      2005       $13.252      $13.887           0
                                                                      2006       $13.887      $15.354           0
                                                                      2007       $15.354      $15.481           0
                                                                      2008       $15.481      $10.112           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.989      $13.468         138
                                                                      2004       $13.468      $14.659         276
                                                                      2005       $14.659      $15.111           0
                                                                      2006       $15.111      $17.160           0
                                                                      2007       $17.160      $15.793           0
                                                                      2008       $15.793       $9.483           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.230      $11.271           0
                                                                      2004       $11.271      $11.828           0
                                                                      2005       $11.828      $13.117           0
                                                                      2006       $13.117      $13.209           0
                                                                      2007       $13.209      $12.860           0
                                                                      2008       $12.860      $10.447           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.861      $13.308           0
                                                                      2004       $13.308      $14.411           0
                                                                      2005       $14.411      $14.555           0
                                                                      2006       $14.555      $15.759           0
                                                                      2007       $15.759      $15.867           0
                                                                      2008       $15.867      $11.492           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.352      $10.414           0
                                                                      2004       $10.414      $10.653           0
                                                                      2005       $10.653      $10.683           0
                                                                      2006       $10.683      $10.939           0
                                                                      2007       $10.939      $11.274       1,933
                                                                      2008       $11.274       $8.402       1,765
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.571      $13.345         143
                                                                      2004       $13.345      $15.190         282
                                                                      2005       $15.190      $16.696           0
                                                                      2006       $16.696      $20.891           0
                                                                      2007       $20.891      $22.174           0
                                                                      2008       $22.174      $12.174           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.688      $12.956           0
                                                                      2004       $12.956      $14.296         124
                                                                      2005       $14.296      $15.238         432
                                                                      2006       $15.238      $17.008           0
                                                                      2007       $17.008      $15.799           0
                                                                      2008       $15.799       $9.355           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.933       $9.823           0
                                                                      2004        $9.823       $9.689       1,257
                                                                      2005        $9.689       $9.732       1,290
                                                                      2006        $9.732       $9.953           0
                                                                      2007        $9.530      $10.215       3,491
                                                                      2008       $10.215      $10.264       2,392
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.975      $13.459       2,422
                                                                      2004       $13.459      $14.543           0
                                                                      2005       $14.543      $15.673           0
                                                                      2006       $15.673      $16.668           0
                                                                      2007       $16.668      $17.263           0
                                                                      2008       $17.263      $10.358           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.317      $14.533       2,374
                                                                      2004       $14.533      $16.433         258
                                                                      2005       $16.433      $17.048           0
                                                                      2006       $17.048      $19.375           0
                                                                      2007       $19.375      $18.050         604
                                                                      2008       $18.050       $9.767         767
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.837      $13.059         140
                                                                      2004       $13.059      $13.760         284
                                                                      2005       $13.760      $14.156           0
                                                                      2006       $14.156      $15.436           0
                                                                      2007       $15.436      $15.204           0
                                                                      2008       $15.204       $9.153           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.678      $12.050           0
                                                                      2004       $12.050      $12.773         477
                                                                      2005       $12.773      $13.013         482
                                                                      2006       $13.013      $14.268           0
                                                                      2007       $14.268      $14.109         491
                                                                      2008       $14.109       $8.193         606

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.642      $14.019        132
                                                                      2004       $14.019      $16.699        265
                                                                      2005       $16.699      $17.762          0
                                                                      2006       $17.762      $22.105          0
                                                                      2007       $22.105      $25.970          0
                                                                      2008       $25.970      $17.683          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.794      $13.524          0
                                                                      2004       $13.524      $15.713          0
                                                                      2005       $15.713      $17.264          0
                                                                      2006       $17.264      $17.835          0
                                                                      2007       $17.835      $18.134          0
                                                                      2008       $18.134       $9.673          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.574      $12.363          0
                                                                      2004       $12.363      $12.721          0
                                                                      2005       $12.721      $13.172          0
                                                                      2006       $13.172      $13.605          0
                                                                      2007       $13.605      $14.062          0
                                                                      2008       $14.062       $8.673          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.096          0
                                                                      2005       $11.096      $12.078          0
                                                                      2006       $12.078      $12.415          0
                                                                      2007       $12.415      $14.300          0
                                                                      2008       $14.300       $7.447          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.309          0
                                                                      2005       $11.309      $11.534          0
                                                                      2006       $11.534      $13.112          0
                                                                      2007       $13.112      $12.544        869
                                                                      2008       $12.544       $7.889        948
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.775      $13.317        210
                                                                      2004       $13.317      $14.888        420
                                                                      2005       $14.888      $16.003          0
                                                                      2006       $16.003      $18.181          0
                                                                      2007       $18.181      $18.258        597
                                                                      2008       $18.258      $12.124        616

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000       $9.850          0
                                                                      2005        $9.850       $9.884          0
                                                                      2006        $9.884      $10.086          0
                                                                      2007       $10.086      $10.320          0
                                                                      2008       $10.320      $10.290          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.925      $11.705          0
                                                                      2004       $11.705      $12.243          0
                                                                      2005       $12.243      $12.911          0
                                                                      2006       $12.911      $12.980          0
                                                                      2007       $12.980      $14.830          0
                                                                      2008       $14.830       $7.392          0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.285      $13.835          0
                                                                      2004       $13.835      $14.919        408
                                                                      2005       $14.919      $16.389        383
                                                                      2006       $16.389      $17.790          0
                                                                      2007       $17.790      $18.540        374
                                                                      2008       $18.540      $15.441        318
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.933          0
                                                                      2005       $10.933      $11.501          0
                                                                      2006       $11.501      $12.684          0
                                                                      2007       $12.684      $12.842          0
                                                                      2008       $12.842       $9.726          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.730          0
                                                                      2005       $10.730      $12.164          0
                                                                      2006       $12.164      $12.405          0
                                                                      2007       $12.405      $14.813          0
                                                                      2008       $14.813       $7.373          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.705          0
                                                                      2005       $10.705      $12.111          0
                                                                      2006       $12.111      $12.316          0
                                                                      2007       $12.316      $14.677          0
                                                                      2008       $14.677       $7.282          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000      $11.047          0
                                                                      2005       $11.047      $12.118          0
                                                                      2006       $12.118      $14.425          0
                                                                      2007       $14.425      $15.511          0
                                                                      2008       $15.511      $10.797          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.803          0
                                                                      2007        $9.803      $11.773          0
                                                                      2008       $11.773       $6.133          0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.552          0
                                                                      2004       $13.552      $15.791          0
                                                                      2005       $15.791      $17.463          0
                                                                      2006       $17.463      $19.132          0
                                                                      2007       $19.132      $19.295          0
                                                                      2008       $19.295      $11.258          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.272        540
                                                                      2005       $11.272      $12.402        506
                                                                      2006       $12.402      $14.664        458
                                                                      2007       $14.664      $15.490        448
                                                                      2008       $15.490       $8.909        565
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.265          0
                                                                      2005       $11.265      $12.377          0
                                                                      2006       $12.377      $14.626          0
                                                                      2007       $14.626      $15.435          0
                                                                      2008       $15.435       $8.857          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.376      $14.470        127
                                                                      2004       $14.376      $19.288        254
                                                                      2005       $19.288      $22.061          0
                                                                      2006       $22.061      $29.754          0
                                                                      2007       $29.754      $24.110          0
                                                                      2008       $24.110      $14.629          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2023, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.235          0
                                                                      2007       $10.235      $11.754          0
                                                                      2008       $11.754       $6.595        566
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.426          0
                                                                      2007       $10.426      $11.066          0
                                                                      2008       $11.066       $8.108          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.455          0
                                                                      2007       $10.455      $11.256          0
                                                                      2008       $11.256       $7.406          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.464          0
                                                                      2007       $10.464      $11.380          0
                                                                      2008       $11.380       $6.888          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.317          0
                                                                      2007       $10.317      $10.698          0
                                                                      2008       $10.698       $9.353          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.713          0
                                                                      2007        $9.713      $11.630          0
                                                                      2008       $11.630       $6.289          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.787           0
                                                                      2007       $10.787      $11.107           0
                                                                      2008       $11.107       $6.834         793
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.845           0
                                                                      2007        $9.845      $11.116           0
                                                                      2008       $11.116       $6.573           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.704      $13.358       6,579
                                                                      2004       $13.358      $14.467      18,864
                                                                      2005       $14.467      $14.663      24,284
                                                                      2006       $14.663      $16.763      21,769
                                                                      2007       $16.763      $15.802      13,660
                                                                      2008       $15.802      $10.034      10,311
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.202           0
                                                                      2005       $11.202      $11.145       2,429
                                                                      2006       $11.145      $12.903       3,105
                                                                      2007       $12.903      $13.106       6,211
                                                                      2008       $13.106       $9.027       5,947
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.512           0
                                                                      2005       $10.512      $10.402       4,654
                                                                      2006       $10.402      $11.295       7,605
                                                                      2007       $11.295      $11.747       8,511
                                                                      2008       $11.747       $7.530       7,648
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.827      $15.504           0
                                                                      2004       $15.504      $16.922           0
                                                                      2005       $16.922      $17.363           0
                                                                      2006       $17.363      $18.479           0
                                                                      2007       $18.479      $20.124           0
                                                                      2008       $20.124      $11.330           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.045      $14.525       1,725
                                                                      2004       $14.525      $17.599       3,805
                                                                      2005       $17.599      $18.743       5,152
                                                                      2006       $18.743      $21.469       6,034
                                                                      2007       $21.469      $20.517       5,731
                                                                      2008       $20.517      $13.455       3,457

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.218           0
                                                                      2005       $10.218      $10.245       2,425
                                                                      2006       $10.245      $10.435       2,590
                                                                      2007       $10.435      $10.891       1,484
                                                                      2008       $10.891      $11.472       1,024
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.981           0
                                                                      2007       $10.981      $12.024         572
                                                                      2008       $12.024       $8.423         263
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.605      $12.654       1,899
                                                                      2004       $12.654      $13.955       4,849
                                                                      2005       $13.955      $15.106      10,723
                                                                      2006       $15.106      $17.510      11,212
                                                                      2007       $17.510      $17.738      14,262
                                                                      2008       $17.738      $10.922      11,808
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.681      $16.831       1,432
                                                                      2004       $16.831      $20.552       5,294
                                                                      2005       $20.552      $25.643       5,969
                                                                      2006       $25.643      $32.162       6,926
                                                                      2007       $32.162      $40.550       5,557
                                                                      2008       $40.550      $18.776       3,884
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.383      $13.564         642
                                                                      2004       $13.564      $15.741         812
                                                                      2005       $15.741      $16.980       1,077
                                                                      2006       $16.980      $20.192       3,449
                                                                      2007       $20.192      $22.823       8,080
                                                                      2008       $22.823      $13.323       7,841
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.589      $12.855           0
                                                                      2004       $12.855      $14.442           0
                                                                      2005       $14.442      $13.705           0
                                                                      2006       $13.705      $15.134           0
                                                                      2007       $15.134      $16.446           0
                                                                      2008       $16.446      $17.101           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.898           0
                                                                      2005       $10.898      $11.413       1,992
                                                                      2006       $11.413      $12.811       3,185
                                                                      2007       $12.811      $13.385       6,081
                                                                      2008       $13.385       $9.348       6,076

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.349           0
                                                                      2005       $10.349      $10.266       4,069
                                                                      2006       $10.266      $10.990       6,229
                                                                      2007       $10.990      $11.425       5,609
                                                                      2008       $11.425       $9.224       4,539
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.882           0
                                                                      2005       $10.882      $11.001           0
                                                                      2006       $11.001      $12.633           0
                                                                      2007       $12.633      $12.793           0
                                                                      2008       $12.793       $7.963           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.130           0
                                                                      2005       $11.130      $11.402       1,363
                                                                      2006       $11.402      $12.046       2,106
                                                                      2007       $12.046      $14.302       3,743
                                                                      2008       $14.302       $8.648       3,705
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.113       3,224
                                                                      2005       $11.113      $11.776       4,686
                                                                      2006       $11.776      $12.941       7,887
                                                                      2007       $12.941      $12.743       9,227
                                                                      2008       $12.743       $7.566       6,152
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.110      $13.061           0
                                                                      2004       $13.061      $14.041       2,556
                                                                      2005       $14.041      $14.253       5,379
                                                                      2006       $14.253      $15.471       5,546
                                                                      2007       $15.471      $15.674       5,464
                                                                      2008       $15.674       $8.653       5,800
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.097           0
                                                                      2005       $10.097      $10.118           0
                                                                      2006       $10.118      $10.395       3,478
                                                                      2007       $10.395      $10.593       8,951
                                                                      2008       $10.593       $6.319       8,311

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.256       4,368
                                                                      2004       $12.256      $12.794       9,206
                                                                      2005       $12.794      $13.136      19,226
                                                                      2006       $13.136      $13.850      19,791
                                                                      2007       $13.850      $15.439      18,471
                                                                      2008       $15.439       $8.213      18,670
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.084      $14.198         948
                                                                      2004       $14.198      $16.526       3,189
                                                                      2005       $16.526      $18.457       4,832
                                                                      2006       $18.457      $21.210       4,584
                                                                      2007       $21.210      $22.027       4,342
                                                                      2008       $22.027      $12.868       4,039
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.734      $12.925       2,423
                                                                      2004       $12.925      $13.760       3,558
                                                                      2005       $13.760      $13.743       4,413
                                                                      2006       $13.743      $14.699       4,681
                                                                      2007       $14.699      $14.322       3,890
                                                                      2008       $14.322       $3.004       5,145
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.465      $12.602       2,935
                                                                      2004       $12.602      $13.467      17,826
                                                                      2005       $13.467      $13.943      18,195
                                                                      2006       $13.943      $15.668      10,962
                                                                      2007       $15.668      $15.975      11,153
                                                                      2008       $15.975       $9.599      10,389
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.716      $14.626       2,529
                                                                      2004       $14.626      $17.067       4,820
                                                                      2005       $17.067      $18.335       4,795
                                                                      2006       $18.335      $20.585       7,100
                                                                      2007       $20.585      $19.872       5,356
                                                                      2008       $19.872      $12.062       5,173
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.342      $12.359         265
                                                                      2004       $12.359      $14.452       3,028
                                                                      2005       $14.452      $15.847       2,902
                                                                      2006       $15.847      $15.936       2,899
                                                                      2007       $15.936      $16.543       4,043
                                                                      2008       $16.543       $8.226       3,899
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.249      $12.106       1,295
                                                                      2004       $12.106      $12.853       3,186
                                                                      2005       $12.853      $12.897       3,684
                                                                      2006       $12.897      $13.542       4,479
                                                                      2007       $13.542      $14.523       4,452
                                                                      2008       $14.523      $12.160       3,071

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.754      $12.401           0
                                                                      2004       $12.401      $13.248           0
                                                                      2005       $13.248      $13.876           0
                                                                      2006       $13.876      $15.334           0
                                                                      2007       $15.334      $15.453           0
                                                                      2008       $15.453      $10.088           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.995      $13.470       4,250
                                                                      2004       $13.470      $14.654       4,155
                                                                      2005       $14.654      $15.099       4,219
                                                                      2006       $15.099      $17.137       4,255
                                                                      2007       $17.137      $15.764       4,102
                                                                      2008       $15.764       $9.461       3,789
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.235      $11.274       1,030
                                                                      2004       $11.274      $11.825       1,595
                                                                      2005       $11.825      $13.106       1,968
                                                                      2006       $13.106      $13.191       2,007
                                                                      2007       $13.191      $12.837       1,107
                                                                      2008       $12.837      $10.422         981
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.868      $13.311       2,675
                                                                      2004       $13.311      $14.407       5,735
                                                                      2005       $14.407      $14.543       9,152
                                                                      2006       $14.543      $15.739       9,283
                                                                      2007       $15.739      $15.838       5,504
                                                                      2008       $15.838      $11.465       4,226
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.358      $10.416       1,522
                                                                      2004       $10.416      $10.650         799
                                                                      2005       $10.650      $10.674       4,473
                                                                      2006       $10.674      $10.924       7,642
                                                                      2007       $10.924      $11.253       8,168
                                                                      2008       $11.253       $8.382       6,107
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.577      $13.348       1,036
                                                                      2004       $13.348      $15.185       1,188
                                                                      2005       $15.185      $16.683       3,756
                                                                      2006       $16.683      $20.863       6,101
                                                                      2007       $20.863      $22.134       4,819
                                                                      2008       $22.134      $12.146       4,727

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.694      $12.958           0
                                                                      2004       $12.958      $14.291           0
                                                                      2005       $14.291      $15.226           0
                                                                      2006       $15.226      $16.986       7,833
                                                                      2007       $16.986      $15.770           0
                                                                      2008       $15.770       $9.333           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.939       $9.828       2,102
                                                                      2004        $9.828       $9.686       2,918
                                                                      2005        $9.686       $9.724       6,616
                                                                      2006        $9.724       $9.939       8,656
                                                                      2007        $9.939      $10.196      41,275
                                                                      2008       $10.196      $10.239      33,432
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.981      $13.461       3,369
                                                                      2004       $13.461      $14.539       5,646
                                                                      2005       $14.539      $15.660       2,407
                                                                      2006       $15.660      $16.646       2,277
                                                                      2007       $16.646      $17.231       2,278
                                                                      2008       $17.231      $10.334       2,162
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.323      $14.536       3,089
                                                                      2004       $14.536      $16.428       3,533
                                                                      2005       $16.428      $17.034       5,325
                                                                      2006       $17.034      $19.350       7,460
                                                                      2007       $19.350      $18.017       8,597
                                                                      2008       $18.017       $9.745       8,878
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.843      $13.062         845
                                                                      2004       $13.062      $13.756           0
                                                                      2005       $13.756      $14.144           0
                                                                      2006       $14.144      $15.416           0
                                                                      2007       $15.416      $15.177           0
                                                                      2008       $15.177       $9.131           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.684      $12.052       1,126
                                                                      2004       $12.052      $12.769       1,043
                                                                      2005       $12.769      $13.003       2,219
                                                                      2006       $13.003      $14.250       2,210
                                                                      2007       $14.250      $14.083       2,254
                                                                      2008       $14.083       $8.173       2,255

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.649      $14.021         687
                                                                      2004       $14.021      $16.694         809
                                                                      2005       $16.694      $17.748         791
                                                                      2006       $17.748      $22.076         747
                                                                      2007       $22.076      $25.922         665
                                                                      2008       $25.922      $17.641         257
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.800      $13.527       1,322
                                                                      2004       $13.527      $15.709       3,475
                                                                      2005       $15.709      $17.250       1,208
                                                                      2006       $17.250      $17.811       1,316
                                                                      2007       $17.811      $18.101       1,067
                                                                      2008       $18.101       $9.651         945
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.580      $12.366       4,181
                                                                      2004       $12.366      $12.717       6,965
                                                                      2005       $12.717      $13.161       5,043
                                                                      2006       $13.161      $13.587       5,530
                                                                      2007       $13.587      $14.036       4,175
                                                                      2008       $14.036       $8.653       3,458
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.092       1,549
                                                                      2005       $11.092      $12.068       5,023
                                                                      2006       $12.068      $12.398       1,514
                                                                      2007       $12.398      $14.274       1,457
                                                                      2008       $14.274       $7.430       1,445
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.305           0
                                                                      2005       $11.305      $11.524       1,510
                                                                      2006       $11.524      $13.094       2,727
                                                                      2007       $13.094      $12.521       2,770
                                                                      2008       $12.521       $7.870       2,807
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.781      $13.320       1,295
                                                                      2004       $13.320      $14.883       1,602
                                                                      2005       $14.883      $15.990       4,604
                                                                      2006       $15.990      $18.157       4,674
                                                                      2007       $18.157      $18.224       3,947
                                                                      2008       $18.224      $12.096       3,324

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.845         937
                                                                      2005        $9.845       $9.874       2,093
                                                                      2006        $9.874      $10.071       2,208
                                                                      2007       $10.071      $10.299         986
                                                                      2008       $10.299      $10.264         769
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.931      $11.708       3,843
                                                                      2004       $11.708      $12.240       3,800
                                                                      2005       $12.240      $12.900       6,581
                                                                      2006       $12.900      $12.963       6,840
                                                                      2007       $12.963      $14.803       7,673
                                                                      2008       $14.803       $7.375       6,797
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.292      $13.838         302
                                                                      2004       $13.838      $14.914         728
                                                                      2005       $14.914      $16.376       1,403
                                                                      2006       $16.376      $17.767       1,585
                                                                      2007       $17.767      $18.506         897
                                                                      2008       $18.506      $15.405         658
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.929           0
                                                                      2005       $10.929      $11.492           0
                                                                      2006       $11.492      $12.667           0
                                                                      2007       $12.667      $12.818           0
                                                                      2008       $12.818       $9.703           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.727       5,451
                                                                      2005       $10.727      $12.153      16,669
                                                                      2006       $12.153      $12.388      16,905
                                                                      2007       $12.388      $14.785      14,000
                                                                      2008       $14.785       $7.355      15,311
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.701           0
                                                                      2005       $10.701      $12.100           0
                                                                      2006       $12.100      $12.300           0
                                                                      2007       $12.300      $14.650           0
                                                                      2008       $14.650       $7.265       1,279

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.041           0
                                                                      2005       $11.041      $12.106       2,461
                                                                      2006       $12.106      $14.403       2,397
                                                                      2007       $14.403      $15.480       2,334
                                                                      2008       $15.480      $10.770       2,356
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.799       1,573
                                                                      2007        $9.799      $11.763       5,633
                                                                      2008       $11.763       $6.125       5,723
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.547           0
                                                                      2004       $13.547      $15.778         138
                                                                      2005       $15.778      $17.439       2,745
                                                                      2006       $17.439      $19.097         940
                                                                      2007       $19.097      $19.249       2,073
                                                                      2008       $19.249      $11.225       1,829
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.268      11,641
                                                                      2005       $11.268      $12.391      10,565
                                                                      2006       $12.391      $14.644       9,705
                                                                      2007       $14.644      $15.461       2,423
                                                                      2008       $15.461       $8.887       2,335
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.261           0
                                                                      2005       $11.261      $12.366         156
                                                                      2006       $12.366      $14.606         785
                                                                      2007       $14.606      $15.406       1,631
                                                                      2008       $15.406       $8.836       1,593
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.382      $14.473         567
                                                                      2004       $14.473      $19.283       3,106
                                                                      2005       $19.283      $22.044       4,080
                                                                      2006       $22.044      $29.715       3,875
                                                                      2007       $29.715      $24.066       4,440
                                                                      2008       $24.066      $14.595       2,224

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.231         0
                                                                      2007       $10.231      $11.743         0
                                                                      2008       $11.743       $6.586         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.422         0
                                                                      2007       $10.422      $11.057         0
                                                                      2008       $11.057       $8.097         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.452         0
                                                                      2007       $10.452      $11.246         0
                                                                      2008       $11.246       $7.396         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.461         0
                                                                      2007       $10.461      $11.370         0
                                                                      2008       $11.370       $6.879         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.313         0
                                                                      2007       $10.313      $10.688         0
                                                                      2008       $10.688       $9.340         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.710         0
                                                                      2007        $9.710      $11.620         0
                                                                      2008       $11.620       $6.280         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.783           0
                                                                      2007       $10.783      $11.098           0
                                                                      2008       $11.098       $6.825           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.841           0
                                                                      2007        $9.841      $11.107           0
                                                                      2008       $11.107       $6.564           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.840           0
                                                                      2003       $10.840      $13.335           0
                                                                      2004       $13.335      $14.434       2,037
                                                                      2005       $14.434      $14.623         726
                                                                      2006       $14.623      $16.709           0
                                                                      2007       $16.709      $15.743           0
                                                                      2008       $15.743       $9.991       5,474
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.198           0
                                                                      2005       $11.198      $11.135           0
                                                                      2006       $11.135      $12.885           0
                                                                      2007       $12.885      $13.082           0
                                                                      2008       $13.082       $9.005           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.511           0
                                                                      2005       $10.511      $10.395           0
                                                                      2006       $10.395      $11.282           0
                                                                      2007       $11.282      $11.727         540
                                                                      2008       $11.727       $7.513         620
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.524           0
                                                                      2003       $11.524      $15.478           0
                                                                      2004       $15.478      $16.885           0
                                                                      2005       $16.885      $17.315           0
                                                                      2006       $17.315      $18.419           0
                                                                      2007       $18.419      $20.049           0
                                                                      2008       $20.049      $11.282           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.214           0
                                                                      2003       $11.214      $14.500         246
                                                                      2004       $14.500      $17.560         804
                                                                      2005       $17.560      $18.691       1,047
                                                                      2006       $18.691      $21.399           0
                                                                      2007       $21.399      $20.440         249
                                                                      2008       $20.440      $13.398         646

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.214           0
                                                                      2005       $10.214      $10.237           0
                                                                      2006       $10.237      $10.421           0
                                                                      2007       $10.421      $10.870           0
                                                                      2008       $10.870      $11.445           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.977           0
                                                                      2007       $10.977      $12.014           0
                                                                      2008       $12.014       $8.411           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.314           0
                                                                      2003       $10.314      $12.632         893
                                                                      2004       $12.632      $13.923       4,939
                                                                      2005       $13.923      $15.065       3,942
                                                                      2006       $15.065      $17.453           0
                                                                      2007       $17.453      $17.672       4,130
                                                                      2008       $17.672      $10.876       2,427
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.222           0
                                                                      2003       $11.222      $16.802           0
                                                                      2004       $16.802      $20.506         232
                                                                      2005       $20.506      $25.573         388
                                                                      2006       $25.573      $32.057         728
                                                                      2007       $32.057      $40.397           0
                                                                      2008       $40.397      $18.696           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.465           0
                                                                      2003       $10.465      $13.540          88
                                                                      2004       $13.540      $15.706         848
                                                                      2005       $15.706      $16.934         834
                                                                      2006       $16.934      $20.126           0
                                                                      2007       $20.126      $22.738       1,796
                                                                      2008       $22.738      $13.266       1,793
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.711           0
                                                                      2003       $10.711      $12.833           0
                                                                      2004       $12.833      $14.409           0
                                                                      2005       $14.409      $13.668           0
                                                                      2006       $13.668      $15.084           0
                                                                      2007       $15.084      $16.384           0
                                                                      2008       $16.384      $17.028           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.897           0
                                                                      2005       $10.897      $11.405           0
                                                                      2006       $11.405      $12.796           0
                                                                      2007       $12.796      $13.363           0
                                                                      2008       $13.363       $9.327           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.348           0
                                                                      2005       $10.348      $10.260           0
                                                                      2006       $10.260      $10.977           0
                                                                      2007       $10.977      $11.406      11,751
                                                                      2008       $11.406       $9.204       4,992
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.881           0
                                                                      2005       $10.881      $10.994           0
                                                                      2006       $10.994      $12.619           0
                                                                      2007       $12.619      $12.771           0
                                                                      2008       $12.771       $7.946           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.129           0
                                                                      2005       $11.129      $11.395           0
                                                                      2006       $11.395      $12.032           0
                                                                      2007       $12.032      $14.279           0
                                                                      2008       $14.279       $8.629           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.112           0
                                                                      2005       $11.112      $11.769           0
                                                                      2006       $11.769      $12.926           0
                                                                      2007       $12.926      $12.722           0
                                                                      2008       $12.722       $7.550           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.686           0
                                                                      2003       $10.686      $13.039           0
                                                                      2004       $13.039      $14.009           0
                                                                      2005       $14.009      $14.214           0
                                                                      2006       $14.214      $15.421           0
                                                                      2007       $15.421      $15.615           0
                                                                      2008       $15.615       $8.616         789
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.096           0
                                                                      2005       $10.096      $10.111           0
                                                                      2006       $10.111      $10.383           0
                                                                      2007       $10.383      $10.575           0
                                                                      2008       $10.575       $6.305           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.252           0
                                                                      2004       $12.252      $12.783           0
                                                                      2005       $12.783      $13.118           0
                                                                      2006       $13.118      $13.824           0
                                                                      2007       $13.824      $15.402         206
                                                                      2008       $15.402       $8.190         284
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.138           0
                                                                      2003       $10.138      $14.174           0
                                                                      2004       $14.174      $16.489           0
                                                                      2005       $16.489      $18.406           0
                                                                      2006       $18.406      $21.141           0
                                                                      2007       $21.141      $21.945           0
                                                                      2008       $21.945      $12.813           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.651           0
                                                                      2003       $10.651      $12.903           0
                                                                      2004       $12.903      $13.729           0
                                                                      2005       $13.729      $13.706           0
                                                                      2006       $13.706      $14.651           0
                                                                      2007       $14.651      $14.268           0
                                                                      2008       $14.268       $2.992           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.167           0
                                                                      2003       $10.167      $12.580       4,645
                                                                      2004       $12.580      $13.437       4,427
                                                                      2005       $13.437      $13.905       4,889
                                                                      2006       $13.905      $15.617           0
                                                                      2007       $15.617      $15.915       5,091
                                                                      2008       $15.915       $9.558       5,121
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.344           0
                                                                      2003       $10.344      $14.601       3,882
                                                                      2004       $14.601      $17.029       1,547
                                                                      2005       $17.029      $18.285       1,667
                                                                      2006       $18.285      $20.518           0
                                                                      2007       $20.518      $19.797       1,160
                                                                      2008       $19.797      $12.010       1,152

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.050           0
                                                                      2003       $10.050      $12.338           0
                                                                      2004       $12.338      $14.420           0
                                                                      2005       $14.420      $15.803           0
                                                                      2006       $15.803      $15.884           0
                                                                      2007       $15.884      $16.480           0
                                                                      2008       $16.480       $8.190           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.541           0
                                                                      2003       $10.541      $12.085           0
                                                                      2004       $12.085      $12.824           0
                                                                      2005       $12.824      $12.862           0
                                                                      2006       $12.862      $13.498           0
                                                                      2007       $13.498      $14.469         876
                                                                      2008       $14.469      $12.108         760
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.378           0
                                                                      2003       $10.378      $12.379           0
                                                                      2004       $12.379      $13.218       1,421
                                                                      2005       $13.218      $13.838           0
                                                                      2006       $13.838      $15.284           0
                                                                      2007       $15.284      $15.395           0
                                                                      2008       $15.395      $10.045           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.787           0
                                                                      2003       $10.787      $13.447           0
                                                                      2004       $13.447      $16.622           0
                                                                      2005       $14.622      $15.058           0
                                                                      2006       $15.058      $17.081           0
                                                                      2007       $17.081      $15.704           0
                                                                      2008       $15.704       $9.421         554
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.714           0
                                                                      2003        $9.714      $11.254         209
                                                                      2004       $11.254      $11.798         284
                                                                      2005       $11.798      $13.070         331
                                                                      2006       $13.070      $13.148           0
                                                                      2007       $13.148      $12.788         400
                                                                      2008       $12.788      $10.378         307
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.730           0
                                                                      2003       $10.730      $13.288           0
                                                                      2004       $13.288      $14.374           0
                                                                      2005       $14.374      $14.503           0
                                                                      2006       $14.503      $15.687           0
                                                                      2007       $15.687      $15.779           0
                                                                      2008       $15.779      $11.416           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.175           0
                                                                      2003       $10.175      $10.398           0
                                                                      2004       $10.398      $10.626           0
                                                                      2005       $10.626      $10.645           0
                                                                      2006       $10.645      $10.889           0
                                                                      2007       $10.889      $11.211         848
                                                                      2008       $11.211       $8.346         831
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.594           0
                                                                      2003       $10.594      $13.325           0
                                                                      2004       $13.594      $15.152       1,383
                                                                      2005       $15.152      $16.637       1,583
                                                                      2006       $16.637      $20.795           0
                                                                      2007       $20.795      $22.050       1,836
                                                                      2008       $22.050      $12.094       1,824
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.397           0
                                                                      2003       $10.397      $12.936           0
                                                                      2004       $12.936      $14.259           0
                                                                      2005       $14.259      $15.184           0
                                                                      2006       $15.184      $16.930           0
                                                                      2007       $16.930      $15.710           0
                                                                      2008       $15.710       $9.294           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.975           0
                                                                      2003        $9.975       $9.811           0
                                                                      2004        $9.811       $9.664         659
                                                                      2005        $9.664       $9.697           0
                                                                      2006        $9.697       $9.907           0
                                                                      2007        $9.907      $10.158       3,943
                                                                      2008       $10.158      $10.196         698
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.369           0
                                                                      2003       $10.369      $13.438           0
                                                                      2004       $13.369      $14.506           0
                                                                      2005       $14.506      $15.617           0
                                                                      2006       $15.617      $16.592           0
                                                                      2007       $16.592      $17.166           0
                                                                      2008       $17.166      $10.290         516
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.193           0
                                                                      2003       $11.193      $14.511         492
                                                                      2004       $14.511      $16.392       1,706
                                                                      2005       $16.392      $16.987         656
                                                                      2006       $16.987      $19.287       1,128
                                                                      2007       $19.287      $17.949       1,079
                                                                      2008       $17.949       $9.703       1,068

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.632           0
                                                                      2003       $10.632      $13.039       3,770
                                                                      2004       $13.039      $13.725       1,199
                                                                      2005       $13.725      $14.105         597
                                                                      2006       $14.105      $15.366           0
                                                                      2007       $15.366      $15.119           0
                                                                      2008       $15.119       $9.092           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.504           0
                                                                      2003       $10.504      $12.031         390
                                                                      2004       $12.031      $12.740         519
                                                                      2005       $12.740      $12.967         668
                                                                      2006       $12.967      $14.203           0
                                                                      2007       $14.203      $14.030         742
                                                                      2008       $14.030       $8.139         797
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.459           0
                                                                      2003       $11.459      $13.997           0
                                                                      2004       $13.997      $16.657           0
                                                                      2005       $16.657      $17.699           0
                                                                      2006       $17.699      $22.004           0
                                                                      2007       $22.004      $25.825           0
                                                                      2008       $25.825      $17.566           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.362           0
                                                                      2003       $10.362      $13.504           0
                                                                      2004       $13.504      $15.674           0
                                                                      2005       $15.674      $17.203           0
                                                                      2006       $17.203      $17.753           0
                                                                      2007       $17.753      $18.033           0
                                                                      2008       $18.033       $9.609           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.099           0
                                                                      2003       $10.099      $12.345         379
                                                                      2004       $12.345      $12.689         521
                                                                      2005       $12.689      $13.125         650
                                                                      2006       $13.125      $13.543           0
                                                                      2007       $13.543      $13.983         743
                                                                      2008       $13.983       $8.616       1,356

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.088           0
                                                                      2005       $11.088      $12.058           0
                                                                      2006       $12.058      $12.381           0
                                                                      2007       $12.381      $14.247           0
                                                                      2008       $14.247       $7.412           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.301           0
                                                                      2005       $11.301      $11.514           0
                                                                      2006       $11.514      $13.077           0
                                                                      2007       $13.077      $12.497         253
                                                                      2008       $12.497       $7.851         297
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.642           0
                                                                      2003       $10.642      $13.297       3,961
                                                                      2004       $13.297      $14.850       3,901
                                                                      2005       $14.850      $15.946       1,663
                                                                      2006       $15.946      $18.098           0
                                                                      2007       $18.098      $18.156       1,944
                                                                      2008       $18.156      $12.044         370
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.840           0
                                                                      2005        $9.840       $9.864           0
                                                                      2006        $9.864      $10.056           0
                                                                      2007       $10.056      $10.278           0
                                                                      2008       $10.278      $10.238           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.401           0
                                                                      2003        $9.401      $11.687         399
                                                                      2004       $11.687      $12.212         543
                                                                      2005       $12.212      $12.865         660
                                                                      2006       $12.865      $12.921           0
                                                                      2007       $12.921      $14.747         704
                                                                      2008       $14.747       $7.343       2,185
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.049           0
                                                                      2003       $11.049      $13.814           0
                                                                      2004       $13.814      $14.881           0
                                                                      2005       $14.881      $16.331           0
                                                                      2006       $16.331      $17.709           0
                                                                      2007       $17.709      $18.436           0
                                                                      2008       $18.436      $15.339           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.926           0
                                                                      2005       $10.926      $11.482           0
                                                                      2006       $11.482      $12.650           0
                                                                      2007       $12.650      $12.794           0
                                                                      2008       $12.794       $9.680           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.723       1,891
                                                                      2005       $10.723      $12.143       4,014
                                                                      2006       $12.143      $12.372       4,343
                                                                      2007       $12.372      $14.757       1,266
                                                                      2008       $14.757       $7.338         359
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.698           0
                                                                      2005       $10.698      $12.090           0
                                                                      2006       $12.090      $12.283           0
                                                                      2007       $12.283      $14.623           0
                                                                      2008       $14.623       $7.248           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.036           0
                                                                      2005       $11.036      $12.094           0
                                                                      2006       $12.094      $14.381           0
                                                                      2007       $14.381      $15.448           0
                                                                      2008       $15.448      $10.742           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.796           0
                                                                      2007        $9.796      $11.753           0
                                                                      2008       $11.753       $6.116           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.543           0
                                                                      2004       $13.543      $15.764           0
                                                                      2005       $15.764      $17.415           0
                                                                      2006       $17.415      $19.061       1,127
                                                                      2007       $19.061      $19.203           0
                                                                      2008       $19.203      $11.193           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.264       1,761
                                                                      2005       $11.264      $12.381       2,666
                                                                      2006       $12.381      $14.624         500
                                                                      2007       $14.624      $15.432         405
                                                                      2008       $15.432       $8.866           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.258           0
                                                                      2005       $11.258      $12.356           0
                                                                      2006       $12.356      $14.586           0
                                                                      2007       $14.586      $15.377           0
                                                                      2008       $15.377       $8.815           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.690           0
                                                                      2003       $10.690      $14.448           0
                                                                      2004       $14.690      $19.240           0
                                                                      2005       $19.240      $21.983           0
                                                                      2006       $21.983      $29.619           0
                                                                      2007       $29.619      $23.975           0
                                                                      2008       $23.975      $14.532         360



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.228         0
                                                                      2007       $10.228      $11.733         0
                                                                      2008       $11.733       $6.577         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.419         0
                                                                      2007       $10.419      $11.048         0
                                                                      2008       $11.048       $8.086         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.448         0
                                                                      2007       $10.448      $11.237         0
                                                                      2008       $11.237       $7.385         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.457         0
                                                                      2007       $10.457      $11.360         0
                                                                      2008       $11.360       $6.870         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.310         0
                                                                      2007       $10.310      $10.679         0
                                                                      2008       $10.679       $9.327         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.706         0
                                                                      2007        $9.706      $11.610         0
                                                                      2008       $11.610       $6.271         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.779          0
                                                                      2007       $10.779      $11.088          0
                                                                      2008       $11.088       $6.815          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.838          0
                                                                      2007        $9.838      $11.097          0
                                                                      2008       $11.097       $6.555          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.690      $13.330          0
                                                                      2004       $13.330      $14.422          0
                                                                      2005       $14.422      $14.603          0
                                                                      2006       $14.603      $16.677          0
                                                                      2007       $16.677      $15.705          0
                                                                      2008       $15.705       $9.962          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.194          0
                                                                      2005       $11.194      $11.126          0
                                                                      2006       $11.126      $12.868          0
                                                                      2007       $12.868      $13.057          0
                                                                      2008       $13.057       $8.984          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.509          0
                                                                      2005       $10.509      $10.389          0
                                                                      2006       $10.389      $11.269          0
                                                                      2007       $11.269      $11.708          0
                                                                      2008       $11.708       $7.497          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.811      $15.472          0
                                                                      2004       $15.472      $16.780          0
                                                                      2005       $16.870      $17.292          0
                                                                      2006       $17.292      $18.384          0
                                                                      2007       $18.384      $20.001          0
                                                                      2008       $20.001      $11.249          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.030      $14.495        157
                                                                      2004       $14.495      $17.545        140
                                                                      2005       $17.545      $18.666        272
                                                                      2006       $18.666      $21.359          0
                                                                      2007       $21.359      $20.391        271
                                                                      2008       $20.391      $13.359        276

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.211          0
                                                                      2005       $10.211      $10.228          0
                                                                      2006       $10.228      $10.406          0
                                                                      2007       $10.406      $10.850          0
                                                                      2008       $10.850      $11.418          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.974          0
                                                                      2007       $10.974      $12.004          0
                                                                      2008       $12.004       $8.400          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.590      $12.628        177
                                                                      2004       $12.628      $13.912        177
                                                                      2005       $13.912      $15.044        340
                                                                      2006       $15.044      $17.420          0
                                                                      2007       $17.420      $17.630        314
                                                                      2008       $17.630      $10.844        317
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.665      $16.796          0
                                                                      2004       $16.796      $20.488          0
                                                                      2005       $20.488      $25.538          0
                                                                      2006       $25.538      $31.997          0
                                                                      2007       $31.997      $40.301          0
                                                                      2008       $40.301      $18.642          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.368      $13.536          0
                                                                      2004       $13.536      $15.692          0
                                                                      2005       $15.692      $16.911          0
                                                                      2006       $16.911      $20.089          0
                                                                      2007       $20.089      $22.683          0
                                                                      2008       $22.683      $13.228          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.573      $12.829          0
                                                                      2004       $12.829      $14.397          0
                                                                      2005       $14.397      $13.649          0
                                                                      2006       $13.649      $15.056          0
                                                                      2007       $15.056      $16.345          0
                                                                      2008       $16.345      $16.979          0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.895          0
                                                                      2005       $10.895      $11.398          0
                                                                      2006       $11.398      $12.782          0
                                                                      2007       $12.782      $13.341          0
                                                                      2008       $13.341       $9.307          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond - Debenture Portfolio
                                                                      2004       $10.000      $10.347         0
                                                                      2005       $10.347      $10.253         0
                                                                      2006       $10.253      $10.965         0
                                                                      2007       $10.965      $11.387         0
                                                                      2008       $11.387       $9.184         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.880         0
                                                                      2005       $10.880      $10.988         0
                                                                      2006       $10.988      $12.604         0
                                                                      2007       $12.604      $12.750         0
                                                                      2008       $12.750       $7.928         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.127         0
                                                                      2005       $11.127      $11.388         0
                                                                      2006       $11.388      $12.018         0
                                                                      2007       $12.018      $14.255         0
                                                                      2008       $14.255       $8.610         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.110         0
                                                                      2005       $11.110      $11.761         0
                                                                      2006       $11.761      $12.912         0
                                                                      2007       $12.912      $12.701         0
                                                                      2008       $12.701       $7.533         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.095      $13.034         0
                                                                      2004       $13.034      $13.998         0
                                                                      2005       $13.998      $14.195         0
                                                                      2006       $14.195      $15.392         0
                                                                      2007       $15.392      $15.578         0
                                                                      2008       $15.578       $8.591         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.095         0
                                                                      2005       $10.095      $10.105         0
                                                                      2006       $10.105      $10.371         0
                                                                      2007       $10.371      $10.558         0
                                                                      2008       $10.558       $6.291         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.248           0
                                                                      2004       $12.248      $12.772           0
                                                                      2005       $12.772      $13.100           0
                                                                      2006       $13.100      $13.799           0
                                                                      2007       $13.799      $15.365           0
                                                                      2008       $15.365       $8.166           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.070      $14.169           0
                                                                      2004       $14.169      $16.475           0
                                                                      2005       $16.475      $18.381           0
                                                                      2006       $18.381      $21.102           0
                                                                      2007       $21.102      $21.892           0
                                                                      2008       $21.892      $12.776           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.718      $12.898         340
                                                                      2004       $12.898      $13.718         350
                                                                      2005       $13.718      $13.687         733
                                                                      2006       $13.687      $14.623           0
                                                                      2007       $14.623      $14.234         770
                                                                      2008       $14.234       $2.983       1,267
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.451      $12.576           0
                                                                      2004       $12.576      $13.425           0
                                                                      2005       $13.425      $13.886           0
                                                                      2006       $13.886      $15.588           0
                                                                      2007       $15.588      $15.877           0
                                                                      2008       $15.877       $9.531           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.701      $14.596           0
                                                                      2004       $14.596      $17.015           0
                                                                      2005       $17.015      $18.260           0
                                                                      2006       $18.260      $20.479           0
                                                                      2007       $20.479      $19.750           0
                                                                      2008       $19.750      $11.975           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.328      $12.333           0
                                                                      2004       $12.333      $14.407           0
                                                                      2005       $14.407      $15.782           0
                                                                      2006       $15.782      $15.854           0
                                                                      2007       $15.854      $16.441           0
                                                                      2008       $16.441       $8.167           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.233      $12.081         724
                                                                      2004       $12.081      $12.813         757
                                                                      2005       $12.813      $12.844       1,561
                                                                      2006       $12.844      $13.472           0
                                                                      2007       $13.472      $14.434       1,541
                                                                      2008       $14.434      $12.073       1,118

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.739      $12.375         0
                                                                      2004       $12.375      $13.207         0
                                                                      2005       $13.207      $13.819         0
                                                                      2006       $13.819      $15.255         0
                                                                      2007       $15.255      $15.358         0
                                                                      2008       $15.358      $10.016         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.980      $13.443         0
                                                                      2004       $13.443      $14.609         0
                                                                      2005       $14.609      $15.037         0
                                                                      2006       $15.037      $17.049         0
                                                                      2007       $17.049      $15.667         0
                                                                      2008       $15.667       $9.394         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.221      $11.251         0
                                                                      2004       $11.251      $11.788         0
                                                                      2005       $11.788      $13.052         0
                                                                      2006       $13.052      $13.124         0
                                                                      2007       $13.124      $12.758         0
                                                                      2008       $12.758      $10.348         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.851      $13.283         0
                                                                      2004       $13.283      $14.362         0
                                                                      2005       $14.362      $14.483         0
                                                                      2006       $14.483      $15.658         0
                                                                      2007       $15.658      $15.741         0
                                                                      2008       $15.741      $11.383         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.344      $10.394         0
                                                                      2004       $10.394      $10.617         0
                                                                      2005       $10.617      $10.630         0
                                                                      2006       $10.630      $10.868         0
                                                                      2007       $10.868      $11.184         0
                                                                      2008       $11.184       $8.322         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.562      $13.320         0
                                                                      2004       $13.320      $15.139         0
                                                                      2005       $15.139      $16.614         0
                                                                      2006       $16.614      $20.756         0
                                                                      2007       $20.756      $21.998         0
                                                                      2008       $21.998      $12.059         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.679      $12.931         345
                                                                      2004       $12.931      $14.247         347
                                                                      2005       $14.247      $15.163         668
                                                                      2006       $15.163      $16.899           0
                                                                      2007       $16.899      $15.673         716
                                                                      2008       $15.673       $9.267         757
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.925       $9.807           0
                                                                      2004        $9.807       $9.656           0
                                                                      2005        $9.656       $9.684           0
                                                                      2006        $9.684       $9.889           0
                                                                      2007        $9.889      $10.134           0
                                                                      2008       $10.134      $10.166           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.966      $13.434           0
                                                                      2004       $13.434      $14.494           0
                                                                      2005       $14.494      $15.596           0
                                                                      2006       $15.596      $16.561           0
                                                                      2007       $16.561      $17.125           0
                                                                      2008       $17.125      $10.260           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.307      $14.506           0
                                                                      2004       $14.506      $16.378           0
                                                                      2005       $16.378      $16.964           0
                                                                      2006       $16.964      $19.251           0
                                                                      2007       $19.251      $17.907           0
                                                                      2008       $17.907       $9.675           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.828      $13.035           0
                                                                      2004       $13.035      $13.713           0
                                                                      2005       $13.713      $14.086           0
                                                                      2006       $14.086      $15.337           0
                                                                      2007       $15.337      $15.083           0
                                                                      2008       $15.083       $9.066           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.669      $12.027       1,476
                                                                      2004       $12.027      $12.729       1,519
                                                                      2005       $12.729      $12.949       3,101
                                                                      2006       $12.949      $14.177           0
                                                                      2007       $14.177      $13.997       3,156
                                                                      2008       $13.997       $8.115       3,194

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.633      $13.993         0
                                                                      2004       $13.993      $16.642         0
                                                                      2005       $16.642      $17.675         0
                                                                      2006       $17.675      $21.963         0
                                                                      2007       $21.963      $25.763         0
                                                                      2008       $25.763      $17.515         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.785      $13.499         0
                                                                      2004       $13.499      $15.660         0
                                                                      2005       $15.660      $17.179         0
                                                                      2006       $17.179      $17.720         0
                                                                      2007       $17.720      $17.990         0
                                                                      2008       $17.990       $9.582         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.566      $12.341         0
                                                                      2004       $12.341      $12.678         0
                                                                      2005       $12.678      $13.107         0
                                                                      2006       $13.107      $13.518         0
                                                                      2007       $13.518      $13.950         0
                                                                      2008       $13.950       $8.591         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.084         0
                                                                      2005       $11.084      $12.047         0
                                                                      2006       $12.047      $12.364         0
                                                                      2007       $12.364      $14.220         0
                                                                      2008       $14.220       $7.394         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.297         0
                                                                      2005       $11.297      $11.505         0
                                                                      2006       $11.505      $13.059         0
                                                                      2007       $13.059      $12.474         0
                                                                      2008       $12.474       $7.832         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.766      $13.292         0
                                                                      2004       $13.292      $14.838         0
                                                                      2005       $14.838      $15.924         0
                                                                      2006       $15.924      $18.065         0
                                                                      2007       $18.065      $18.113         0
                                                                      2008       $18.113      $12.009         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.835         0
                                                                      2005        $9.835       $9.854         0
                                                                      2006        $9.854      $10.040         0
                                                                      2007       $10.040      $10.257         0
                                                                      2008       $10.257      $10.212         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.917      $11.683         0
                                                                      2004       $11.683      $12.202         0
                                                                      2005       $12.202      $12.847         0
                                                                      2006       $12.847      $12.896         0
                                                                      2007       $12.896      $14.712         0
                                                                      2008       $14.712       $7.322         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.275      $13.809         0
                                                                      2004       $13.809      $14.868         0
                                                                      2005       $14.868      $16.309         0
                                                                      2006       $16.309      $17.676         0
                                                                      2007       $17.676      $18.392         0
                                                                      2008       $18.392      $15.295         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.922         0
                                                                      2005       $10.922      $11.472         0
                                                                      2006       $11.472      $12.633         0
                                                                      2007       $12.633      $12.770         0
                                                                      2008       $12.770       $9.657         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.719         0
                                                                      2005       $10.719      $12.133         0
                                                                      2006       $12.133      $12.355         0
                                                                      2007       $12.355      $14.730         0
                                                                      2008       $14.730       $7.320         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.694         0
                                                                      2005       $10.694      $12.080         0
                                                                      2006       $12.080      $12.266         0
                                                                      2007       $12.266      $14.595         0
                                                                      2008       $14.595       $7.231         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000      $11.030          0
                                                                      2005       $11.030      $12.081          0
                                                                      2006       $12.081      $14.359          0
                                                                      2007       $14.359      $15.417          0
                                                                      2008       $15.417      $10.715          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.793          0
                                                                      2007        $9.793      $11.743          0
                                                                      2008       $11.743       $6.108          0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.538          0
                                                                      2004       $13.538      $15.751          0
                                                                      2005       $15.751      $17.392          0
                                                                      2006       $17.392      $19.025          0
                                                                      2007       $19.025      $19.158          0
                                                                      2008       $19.158      $11.161          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.260          0
                                                                      2005       $11.260      $12.370          0
                                                                      2006       $12.370      $14.605          0
                                                                      2007       $14.605      $15.404          0
                                                                      2008       $15.404       $8.845          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.254          0
                                                                      2005       $11.254      $12.345          0
                                                                      2006       $12.345      $14.566          0
                                                                      2007       $14.566      $15.348          0
                                                                      2008       $15.348       $8.794          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.366      $14.443        305
                                                                      2004       $14.443      $19.223        257
                                                                      2005       $19.223      $21.953        465
                                                                      2006       $21.953      $29.563          0
                                                                      2007       $29.563      $23.918        427
                                                                      2008       $23.918      $14.490        539

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.0

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on under the Contracts on October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on under the Contracts on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.221           0
                                                                      2007       $10.221      $11.713       2,185
                                                                      2008       $11.713       $6.559           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.412           0
                                                                      2007       $10.412      $11.029           0
                                                                      2008       $11.029       $8.064           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.441           0
                                                                      2007       $10.441      $11.218           0
                                                                      2008       $11.218       $7.365           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.450           0
                                                                      2007       $10.450      $11.341           0
                                                                      2008       $11.341       $6.851           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.303           0
                                                                      2007       $10.303      $10.661           0
                                                                      2008       $10.661       $9.302           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.700           0
                                                                      2007        $9.700      $11.591           0
                                                                      2008       $11.591       $6.254           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.772         0
                                                                      2007       $10.772      $11.069         0
                                                                      2008       $11.069       $6.797         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.831         0
                                                                      2007        $9.831      $11.078         0
                                                                      2008       $11.078       $6.537         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.837         0
                                                                      2003       $10.837      $13.310         0
                                                                      2004       $13.310      $14.385         0
                                                                      2005       $14.385      $14.551         0
                                                                      2006       $14.551      $16.601         0
                                                                      2007       $16.601      $15.618         0
                                                                      2008       $15.618       $9.897         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.187         0
                                                                      2005       $11.187      $11.107         0
                                                                      2006       $11.107      $12.833         0
                                                                      2007       $12.833      $13.008         0
                                                                      2008       $13.008       $8.941         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.507         0
                                                                      2005       $10.507      $10.375         0
                                                                      2006       $10.375      $11.243         0
                                                                      2007       $11.243      $11.669         0
                                                                      2008       $11.669       $7.465         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.520         0
                                                                      2003       $11.520      $15.449         0
                                                                      2004       $15.449      $16.827         0
                                                                      2005       $16.827      $17.230         0
                                                                      2006       $17.230      $18.300         0
                                                                      2007       $18.300      $19.889         0
                                                                      2008       $19.889      $11.175         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.211         0
                                                                      2003       $11.211      $14.473         0
                                                                      2004       $14.473      $17.500         0
                                                                      2005       $17.500      $18.600         0
                                                                      2006       $18.600      $21.261         0
                                                                      2007       $21.261      $20.277         0
                                                                      2008       $20.277      $13.271         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.204         0
                                                                      2005       $10.204      $10.211         0
                                                                      2006       $10.211      $10.378         0
                                                                      2007       $10.378      $10.809         0
                                                                      2008       $10.809      $11.363         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.966         0
                                                                      2007       $10.966      $11.983         0
                                                                      2008       $11.983       $8.377         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.311         0
                                                                      2003       $10.311      $12.609         0
                                                                      2004       $12.609      $13.876         0
                                                                      2005       $13.876      $14.991         0
                                                                      2006       $14.991      $17.341         0
                                                                      2007       $17.341      $17.531         0
                                                                      2008       $17.531      $10.773         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.218         0
                                                                      2003       $11.218      $16.771         0
                                                                      2004       $16.771      $20.437         0
                                                                      2005       $20.437      $25.447         0
                                                                      2006       $25.447      $31.851         0
                                                                      2007       $31.851      $40.076         0
                                                                      2008       $40.076      $18.518         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.462         0
                                                                      2003       $10.462      $13.515         0
                                                                      2004       $13.515      $15.653         0
                                                                      2005       $15.653      $16.851         0
                                                                      2006       $16.851      $19.997         0
                                                                      2007       $19.997      $22.556         0
                                                                      2008       $22.556      $13.140         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.707         0
                                                                      2003       $10.707      $12.809         0
                                                                      2004       $12.809      $14.361         0
                                                                      2005       $14.361      $13.601         0
                                                                      2006       $13.601      $14.987         0
                                                                      2007       $14.987      $16.253         0
                                                                      2008       $16.253      $16.867         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.893           0
                                                                      2005       $10.893      $11.384           0
                                                                      2006       $11.384      $12.752           0
                                                                      2007       $12.752      $13.296           0
                                                                      2008       $13.296       $9.267           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.344           0
                                                                      2005       $10.344      $10.240           0
                                                                      2006       $10.240      $10.940           0
                                                                      2007       $10.940      $11.349           0
                                                                      2008       $11.349       $9.145           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.877           0
                                                                      2005       $10.877      $10.974           0
                                                                      2006       $10.974      $12.575           0
                                                                      2007       $12.575      $12.708           0
                                                                      2008       $12.708       $7.894           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.125           0
                                                                      2005       $11.125      $11.373           0
                                                                      2006       $11.373      $11.991           0
                                                                      2007       $11.991      $14.208           0
                                                                      2008       $14.208       $8.573           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.108           0
                                                                      2005       $11.108      $11.746           0
                                                                      2006       $11.746      $12.882           0
                                                                      2007       $12.882      $12.658           0
                                                                      2008       $12.658       $7.500           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.682           0
                                                                      2003       $10.682      $13.015       3,513
                                                                      2004       $13.015      $13.962       5,350
                                                                      2005       $13.962      $14.144       3,601
                                                                      2006       $14.144      $15.322           0
                                                                      2007       $15.322      $15.491       3,601
                                                                      2008       $15.491       $8.534           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.092           0
                                                                      2005       $10.092      $10.092           0
                                                                      2006       $10.092      $10.348           0
                                                                      2007       $10.348      $10.523           0
                                                                      2008       $10.523       $6.264           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.239         0
                                                                      2004       $12.239      $12.750         0
                                                                      2005       $12.750      $13.065         0
                                                                      2006       $13.065      $13.747         0
                                                                      2007       $13.747      $15.292         0
                                                                      2008       $15.292       $8.119         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.135         0
                                                                      2003       $10.135      $14.147         0
                                                                      2004       $14.147      $16.433         0
                                                                      2005       $16.433      $18.316         0
                                                                      2006       $18.316      $21.005         0
                                                                      2007       $21.005      $21.770         0
                                                                      2008       $21.770      $12.692         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.647         0
                                                                      2003       $10.647      $12.879         0
                                                                      2004       $12.879      $13.683         0
                                                                      2005       $13.683      $13.638         0
                                                                      2006       $13.638      $14.557         0
                                                                      2007       $14.557      $14.155         0
                                                                      2008       $14.155       $2.963         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.164         0
                                                                      2003       $10.164      $12.557         0
                                                                      2004       $12.557      $13.391         0
                                                                      2005       $13.391      $13.837         0
                                                                      2006       $13.837      $15.516         0
                                                                      2007       $15.516      $15.788         0
                                                                      2008       $15.788       $9.468         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.340         0
                                                                      2003       $10.340      $14.574         0
                                                                      2004       $14.574      $16.972         0
                                                                      2005       $16.972      $18.195         0
                                                                      2006       $18.195      $20.386         0
                                                                      2007       $20.386      $19.639         0
                                                                      2008       $19.639      $11.896         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.047         0
                                                                      2003       $10.047      $12.314         0
                                                                      2004       $12.314      $14.371         0
                                                                      2005       $14.371      $15.726         0
                                                                      2006       $15.726      $15.782         0
                                                                      2007       $15.782      $16.349         0
                                                                      2008       $16.349       $8.113         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.537           0
                                                                      2003       $10.537      $12.063           0
                                                                      2004       $12.063      $12.781           0
                                                                      2005       $12.781      $12.798           0
                                                                      2006       $12.798      $13.411           0
                                                                      2007       $13.411      $14.354           0
                                                                      2008       $14.354      $11.993           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.374           0
                                                                      2003       $10.374      $12.356           0
                                                                      2004       $12.356      $13.173           0
                                                                      2005       $13.173      $13.770           0
                                                                      2006       $13.770      $15.186           0
                                                                      2007       $15.186      $15.272       3,388
                                                                      2008       $15.272       $9.950           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.784           0
                                                                      2003       $10.784      $13.422           0
                                                                      2004       $13.422      $14.572           0
                                                                      2005       $14.572      $14.984           0
                                                                      2006       $14.984      $16.971           0
                                                                      2007       $16.971      $15.579           0
                                                                      2008       $15.579       $9.331           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.711           0
                                                                      2003        $9.711      $11.233           0
                                                                      2004       $11.233      $11.758           0
                                                                      2005       $11.758      $13.006           0
                                                                      2006       $13.006      $13.064           0
                                                                      2007       $13.064      $12.687           0
                                                                      2008       $12.687      $10.279           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.727           0
                                                                      2003       $10.727      $13.263           0
                                                                      2004       $13.263      $14.326           0
                                                                      2005       $14.326      $14.432           0
                                                                      2006       $14.432      $15.587           0
                                                                      2007       $15.587      $15.653           0
                                                                      2008       $15.653      $11.307           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.172           0
                                                                      2003       $10.172      $10.378           0
                                                                      2004       $10.378      $10.590           0
                                                                      2005       $10.590      $10.593           0
                                                                      2006       $10.593      $10.819           0
                                                                      2007       $10.819      $11.122           0
                                                                      2008       $11.122       $8.267           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.590           0
                                                                      2003       $10.590      $13.300           0
                                                                      2004       $13.300      $15.100           0
                                                                      2005       $15.100      $16.555           0
                                                                      2006       $16.555      $20.662           0
                                                                      2007       $20.662      $21.875       2,437
                                                                      2008       $21.875      $11.979           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.394           0
                                                                      2003       $10.394      $12.912           0
                                                                      2004       $12.912      $14.211           0
                                                                      2005       $14.211      $15.109           0
                                                                      2006       $15.109      $16.822           0
                                                                      2007       $16.822      $15.585           0
                                                                      2008       $15.585       $9.205           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.972           0
                                                                      2003        $9.972       $9.792           0
                                                                      2004        $9.792       $9.631           0
                                                                      2005        $9.631       $9.649           0
                                                                      2006        $9.649       $9.843           0
                                                                      2007        $9.843      $10.077           0
                                                                      2008       $10.077      $10.099      25,731
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.365           0
                                                                      2003       $10.365      $13.413           0
                                                                      2004       $13.413      $14.457           0
                                                                      2005       $14.457      $15.540           0
                                                                      2006       $15.540      $16.485           0
                                                                      2007       $16.485      $17.030           0
                                                                      2008       $17.030      $10.192           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.189           0
                                                                      2003       $11.189      $14.484           0
                                                                      2004       $14.484      $16.336           0
                                                                      2005       $16.336      $16.904           0
                                                                      2006       $16.904      $19.163           0
                                                                      2007       $19.163      $17.806           0
                                                                      2008       $17.806       $9.611           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.628           0
                                                                      2003       $10.628      $13.015       3,575
                                                                      2004       $13.015      $13.679       3,575
                                                                      2005       $13.679      $14.036       3,575
                                                                      2006       $14.036      $15.267           0
                                                                      2007       $15.267      $14.999           0
                                                                      2008       $14.999       $9.006           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.501           0
                                                                      2003       $10.501      $12.009       3,695
                                                                      2004       $12.009      $12.697       5,484
                                                                      2005       $12.697      $12.903       3,719
                                                                      2006       $12.903      $14.112           0
                                                                      2007       $14.112      $13.918           0
                                                                      2008       $13.918       $8.061           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.455           0
                                                                      2003       $11.455      $13.971           0
                                                                      2004       $13.971      $16.600           0
                                                                      2005       $16.600      $17.612           0
                                                                      2006       $17.612      $21.862           0
                                                                      2007       $21.862      $25.619           0
                                                                      2008       $25.619      $17.400           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.359           0
                                                                      2003       $10.359      $13.479           0
                                                                      2004       $13.479      $15.621           0
                                                                      2005       $15.621      $17.118           0
                                                                      2006       $17.118      $17.639           0
                                                                      2007       $17.639      $17.890           0
                                                                      2008       $17.890       $9.518           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.096           0
                                                                      2003       $10.096      $12.322       1,851
                                                                      2004       $12.322      $12.646           0
                                                                      2005       $12.646      $13.060       1,836
                                                                      2006       $13.060      $13.456           0
                                                                      2007       $13.456      $13.872           0
                                                                      2008       $13.872       $8.534           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.077           0
                                                                      2005       $11.077      $12.027       2,303
                                                                      2006       $12.027      $12.331           0
                                                                      2007       $12.331      $14.167       2,303
                                                                      2008       $14.167       $7.359           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.289           0
                                                                      2005       $11.289      $11.485           0
                                                                      2006       $11.485      $13.023           0
                                                                      2007       $13.023      $12.427           0
                                                                      2008       $12.427       $7.795           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.639           0
                                                                      2003       $10.639      $13.273       3,570
                                                                      2004       $13.273      $14.800       3,570
                                                                      2005       $14.800      $15.867       3,570
                                                                      2006       $15.867      $17.982           0
                                                                      2007       $17.982      $18.011       3,570
                                                                      2008       $18.011      $11.930           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.825           0
                                                                      2005        $9.825       $9.834           0
                                                                      2006        $9.834      $10.010           0
                                                                      2007       $10.010      $10.215           0
                                                                      2008       $10.215      $10.160           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.398           0
                                                                      2003        $9.398      $11.666           0
                                                                      2004       $11.666      $12.171           0
                                                                      2005       $12.171      $12.802           0
                                                                      2006       $12.802      $12.838           0
                                                                      2007       $12.838      $14.629           0
                                                                      2008       $14.629       $7.273           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.045           0
                                                                      2003       $11.045      $13.788           0
                                                                      2004       $13.788      $14.831           0
                                                                      2005       $14.831      $16.251           0
                                                                      2006       $16.251      $17.595           0
                                                                      2007       $17.595      $18.289           0
                                                                      2008       $18.289      $15.193           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.915         0
                                                                      2005       $10.915      $11.452         0
                                                                      2006       $11.452      $12.598         0
                                                                      2007       $12.598      $12.722         0
                                                                      2008       $12.722       $9.611         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.712         0
                                                                      2005       $10.712      $12.112         0
                                                                      2006       $12.112      $12.321         0
                                                                      2007       $12.321      $14.674         0
                                                                      2008       $14.674       $7.285         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.687         0
                                                                      2005       $10.687      $12.059         0
                                                                      2006       $12.059      $12.233         0
                                                                      2007       $12.233      $14.540         0
                                                                      2008       $14.540       $7.196         0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.019         0
                                                                      2005       $11.019      $12.057         0
                                                                      2006       $12.057      $14.315         0
                                                                      2007       $14.315      $15.354         0
                                                                      2008       $15.354      $10.660         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.786         0
                                                                      2007        $9.786      $11.723         0
                                                                      2008       $11.723       $6.091         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.529         0
                                                                      2004       $13.529      $15.724         0
                                                                      2005       $15.724      $17.345         0
                                                                      2006       $17.345      $18.954         0
                                                                      2007       $18.954      $19.066         0
                                                                      2008       $19.066      $11.096         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.253         0
                                                                      2005       $11.253      $12.349         0
                                                                      2006       $12.349      $14.565         0
                                                                      2007       $14.565      $15.346         0
                                                                      2008       $15.346       $8.803         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.246         0
                                                                      2005       $11.246      $12.324         0
                                                                      2006       $12.324      $14.526         0
                                                                      2007       $14.526      $15.291         0
                                                                      2008       $15.291       $8.752         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.687         0
                                                                      2003       $10.687      $14.421         0
                                                                      2004       $14.421      $19.174         0
                                                                      2005       $19.174      $21.875         0
                                                                      2006       $21.875      $29.428         0
                                                                      2007       $29.428      $23.784         0
                                                                      2008       $23.784      $14.395         0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Van Kampen Money Market and UIF Global Franchise Variable Sub-Accounts are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.217         0
                                                                      2007       $10.217      $11.703         0
                                                                      2008       $11.703       $6.550         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.408         0
                                                                      2007       $10.408      $11.019         0
                                                                      2008       $11.019       $8.053         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.438         0
                                                                      2007       $10.438      $11.208         0
                                                                      2008       $11.208       $7.355         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.446         0
                                                                      2007       $10.446      $11.331         0
                                                                      2008       $11.331       $6.841         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.299         0
                                                                      2007       $10.299      $10.652         0
                                                                      2008       $10.652       $9.289         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.696         0
                                                                      2007        $9.696      $11.581         0
                                                                      2008       $11.581       $6.246         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.768           0
                                                                      2007       $10.768      $11.060           0
                                                                      2008       $11.060       $6.787           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.828           0
                                                                      2007        $9.828      $11.069           0
                                                                      2008       $11.069       $6.528           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.689      $13.316         538
                                                                      2004       $13.316      $14.385         906
                                                                      2005       $14.385      $14.543       1,062
                                                                      2006       $14.543      $16.584           0
                                                                      2007       $16.584      $15.593       1,397
                                                                      2008       $15.593       $9.876       1,387
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.183           0
                                                                      2005       $11.183      $11.097           0
                                                                      2006       $11.097      $12.815           0
                                                                      2007       $12.815      $12.984           0
                                                                      2008       $12.984       $8.919           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.505           0
                                                                      2005       $10.505      $10.369         238
                                                                      2006       $10.369      $11.230           0
                                                                      2007       $11.230      $11.650       1,023
                                                                      2008       $11.650       $7.448       1,108
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.811      $15.457           0
                                                                      2004       $15.457      $16.827           0
                                                                      2005       $16.827      $17.221           0
                                                                      2006       $17.221      $18.281           0
                                                                      2007       $18.281      $19.858           0
                                                                      2008       $19.858      $11.151           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.030      $14.480           0
                                                                      2004       $14.480      $17.500       2,585
                                                                      2005       $17.500      $18.590       1,649
                                                                      2006       $18.590      $21.239       8,473
                                                                      2007       $21.239      $20.246         236
                                                                      2008       $20.246      $13.243         235

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.200           0
                                                                      2005       $10.200      $10.202           0
                                                                      2006       $10.202      $10.364           0
                                                                      2007       $10.364      $10.789           0
                                                                      2008       $10.789      $11.336           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.962           0
                                                                      2007       $10.962      $11.973           0
                                                                      2008       $11.973       $8.365           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.590      $12.615           0
                                                                      2004       $12.615      $13.876       2,893
                                                                      2005       $13.876      $14.983       4,798
                                                                      2006       $14.983      $17.323       8,169
                                                                      2007       $17.323      $17.504       6,938
                                                                      2008       $17.504      $10.750       6,893
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.665      $16.779           0
                                                                      2004       $16.779      $20.436         833
                                                                      2005       $20.436      $25.434         107
                                                                      2006       $25.434      $31.818           0
                                                                      2007       $31.818      $40.013         460
                                                                      2008       $40.013      $18.480         460
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.368      $13.522         924
                                                                      2004       $13.522      $15.652       2,775
                                                                      2005       $15.652      $16.842       1,749
                                                                      2006       $16.842      $19.976       9,112
                                                                      2007       $19.976      $22.521       2,875
                                                                      2008       $22.521      $13.113       2,862
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.573      $12.816           0
                                                                      2004       $12.816      $14.360           0
                                                                      2005       $14.360      $13.593           0
                                                                      2006       $13.593      $14.972           0
                                                                      2007       $14.972      $16.228           0
                                                                      2008       $16.228      $16.832           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.891           0
                                                                      2005       $10.891      $11.376           0
                                                                      2006       $11.376      $12.738           0
                                                                      2007       $12.738      $13.274           0
                                                                      2008       $13.274       $9.247           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond - Debenture Portfolio
                                                                      2004       $10.000      $10.343           0
                                                                      2005       $10.343      $10.234           0
                                                                      2006       $10.234      $10.927           0
                                                                      2007       $10.927      $11.330         307
                                                                      2008       $11.330       $9.125         277
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.875           0
                                                                      2005       $10.875      $10.967           0
                                                                      2006       $10.967      $12.561           0
                                                                      2007       $12.561      $12.687           0
                                                                      2008       $12.687       $7.877           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.123           0
                                                                      2005       $11.123      $11.366           0
                                                                      2006       $11.366      $11.977           0
                                                                      2007       $11.977      $14.184       1,047
                                                                      2008       $14.184       $8.554       1,456
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.106           0
                                                                      2005       $11.106      $11.739          21
                                                                      2006       $11.739      $12.867           0
                                                                      2007       $12.867      $12.637          21
                                                                      2008       $12.637       $7.484          21
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.095      $13.021           0
                                                                      2004       $13.021      $13.962           0
                                                                      2005       $13.962      $14.137           0
                                                                      2006       $14.137      $15.306       4,547
                                                                      2007       $15.306      $15.467           0
                                                                      2008       $15.467       $8.516           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $12.235      $12.739           0
                                                                      2005       $10.091      $10.085           0
                                                                      2006       $10.085      $10.336           0
                                                                      2007       $10.336      $10.505           0
                                                                      2008       $10.505       $6.251           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.235           0
                                                                      2004       $12.235      $12.739           0
                                                                      2005       $12.739      $13.047           0
                                                                      2006       $13.047      $13.721       4,997
                                                                      2007       $13.721      $15.255         228
                                                                      2008       $15.255       $8.095         315
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.070      $14.154           0
                                                                      2004       $14.154      $16.433           0
                                                                      2005       $16.433      $18.306           0
                                                                      2006       $18.306      $20.984           0
                                                                      2007       $20.984      $21.736           0
                                                                      2008       $21.736      $12.666           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.717      $12.885         111
                                                                      2004       $12.885      $13.683       1,121
                                                                      2005       $13.683      $13.631       1,139
                                                                      2006       $13.631      $14.541           0
                                                                      2007       $14.541      $14.133         126
                                                                      2008       $14.133       $2.957         125
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.451      $12.562       2,777
                                                                      2004       $12.562      $13.391       2,230
                                                                      2005       $13.391      $13.829       1,907
                                                                      2006       $13.829      $15.500       2,433
                                                                      2007       $15.500      $15.764       1,150
                                                                      2008       $15.764       $9.448       1,295
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.701      $14.581       2,424
                                                                      2004       $14.581      $16.971         688
                                                                      2005       $16.971      $18.186         559
                                                                      2006       $18.186      $20.365           0
                                                                      2007       $20.365      $19.609         332
                                                                      2008       $19.609      $11.872         330
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.328      $12.321          81
                                                                      2004       $12.321      $14.371         667
                                                                      2005       $14.371      $15.718         664
                                                                      2006       $15.718      $15.765           0
                                                                      2007       $15.765      $16.324         658
                                                                      2008       $16.324       $8.096         654
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.233      $12.069           0
                                                                      2004       $12.069      $12.780           0
                                                                      2005       $12.780      $12.792           0
                                                                      2006       $12.792      $13.397           0
                                                                      2007       $13.397      $14.331         970
                                                                      2008       $14.331      $11.969         842

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.739      $12.362           0
                                                                      2004       $12.362      $13.173           0
                                                                      2005       $13.173      $13.763           0
                                                                      2006       $13.763      $15.170           0
                                                                      2007       $15.170      $15.248           0
                                                                      2008       $15.248       $9.929           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.980      $13.429         209
                                                                      2004       $13.429      $14.572         202
                                                                      2005       $14.572      $14.976         191
                                                                      2006       $14.976      $16.954           0
                                                                      2007       $16.954      $15.555         178
                                                                      2008       $15.555       $9.312         213
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.221      $11.239         170
                                                                      2004       $11.239      $11.758         681
                                                                      2005       $11.758      $12.999         679
                                                                      2006       $12.999      $13.050       5,083
                                                                      2007       $13.050      $12.667         673
                                                                      2008       $12.667      $10.258         669
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.851      $13.270         205
                                                                      2004       $13.270      $14.325         198
                                                                      2005       $14.325      $14.424         194
                                                                      2006       $14.424      $15.570           0
                                                                      2007       $15.570      $15.629         193
                                                                      2008       $15.629      $11.284         181
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.344      $10.383         496
                                                                      2004       $10.383      $10.590         512
                                                                      2005       $10.590      $10.587         529
                                                                      2006       $10.587      $10.807           0
                                                                      2007       $10.807      $11.105       1,484
                                                                      2008       $11.105       $8.250       1,436
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.562      $13.307         113
                                                                      2004       $13.562      $15.100         113
                                                                      2005       $15.100      $16.546         112
                                                                      2006       $16.546      $20.640           0
                                                                      2007       $20.640      $21.841         367
                                                                      2008       $21.841      $11.954         364

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.679      $12.918           0
                                                                      2004       $12.918      $14.211           0
                                                                      2005       $14.211      $15.101           0
                                                                      2006       $15.101      $16.804      10,672
                                                                      2007       $16.804      $15.561           0
                                                                      2008       $15.561       $9.186           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.925       $9.797           0
                                                                      2004        $9.797       $9.631           0
                                                                      2005        $9.631       $9.644       3,596
                                                                      2006        $9.644       $9.833           0
                                                                      2007        $9.833      $10.061       2,335
                                                                      2008       $10.061      $10.078       1,002
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.966      $13.420           0
                                                                      2004       $13.420      $14.457           0
                                                                      2005       $14.457      $15.532           0
                                                                      2006       $15.532      $16.468       4,543
                                                                      2007       $16.468      $17.003           0
                                                                      2008       $17.003      $10.171           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.307      $14.491           0
                                                                      2004       $14.491      $16.336           0
                                                                      2005       $16.336      $16.895           0
                                                                      2006       $16.895      $19.143           0
                                                                      2007       $19.143      $17.779         195
                                                                      2008       $17.779       $9.591         267
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.828      $13.021       2,136
                                                                      2004       $13.021      $13.678         316
                                                                      2005       $13.678      $14.029         314
                                                                      2006       $14.029      $15.251           0
                                                                      2007       $15.251      $14.976         310
                                                                      2008       $14.976       $8.987         308
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.669      $12.015         120
                                                                      2004       $12.015      $12.697         119
                                                                      2005       $12.697      $12.896         118
                                                                      2006       $12.896      $14.097      12,506
                                                                      2007       $14.097      $13.897         116
                                                                      2008       $13.897       $8.045         115

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.633      $13.978           0
                                                                      2004       $13.978      $16.600           0
                                                                      2005       $16.600      $17.603           0
                                                                      2006       $17.603      $21.840           0
                                                                      2007       $21.840      $25.579           0
                                                                      2008       $25.579      $17.364           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.785      $13.485           0
                                                                      2004       $13.485      $15.620           0
                                                                      2005       $15.620      $17.109           0
                                                                      2006       $17.109      $17.621       2,111
                                                                      2007       $17.621      $17.862           0
                                                                      2008       $17.862       $9.498           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.566      $12.328           0
                                                                      2004       $12.328      $12.645           0
                                                                      2005       $12.645      $13.054           0
                                                                      2006       $13.054      $13.442           0
                                                                      2007       $13.442      $13.850           0
                                                                      2008       $13.850       $8.517           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.073         606
                                                                      2005       $11.073      $12.017       1,517
                                                                      2006       $12.017      $12.314           0
                                                                      2007       $12.314      $14.140         432
                                                                      2008       $14.140       $7.341         429
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.285           0
                                                                      2005       $11.285      $11.475          22
                                                                      2006       $11.475      $13.006           0
                                                                      2007       $13.006      $12.404         302
                                                                      2008       $12.404       $7.776         350
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.766      $13.279       2,683
                                                                      2004       $13.279      $14.800       3,812
                                                                      2005       $14.800      $15.859       4,924
                                                                      2006       $15.859      $17.963       6,481
                                                                      2007       $17.963      $17.983       5,761
                                                                      2008       $17.983      $11.905       5,746

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.820           0
                                                                      2005        $9.820       $9.824           0
                                                                      2006        $9.824       $9.994           0
                                                                      2007        $9.994      $10.194           0
                                                                      2008       $10.194      $10.134           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.917      $11.671         335
                                                                      2004       $11.671      $12.171         494
                                                                      2005       $12.171      $12.795         867
                                                                      2006       $12.795      $12.824      13,724
                                                                      2007       $12.824      $14.607         856
                                                                      2008       $14.607       $7.258         848
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.275      $13.795           0
                                                                      2004       $13.795      $14.830         561
                                                                      2005       $14.830      $16.242         633
                                                                      2006       $16.242      $17.577           0
                                                                      2007       $17.577      $18.261          16
                                                                      2008       $18.261      $15.162          15
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.911           0
                                                                      2005       $10.911      $11.443           0
                                                                      2006       $11.443      $12.581           0
                                                                      2007       $12.581      $12.698           0
                                                                      2008       $12.698       $9.588           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.708       3,326
                                                                      2005       $10.708      $12.102       3,956
                                                                      2006       $12.102      $12.304       4,518
                                                                      2007       $12.304      $14.647       4,809
                                                                      2008       $14.647       $7.268       5,172
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.683           0
                                                                      2005       $10.683      $12.049           0
                                                                      2006       $12.049      $12.216           0
                                                                      2007       $12.216      $14.513       1,042
                                                                      2008       $14.513       $7.179       1,042

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.013           0
                                                                      2005       $11.013      $12.044           0
                                                                      2006       $12.044      $14.293           0
                                                                      2007       $14.293      $15.322           0
                                                                      2008       $15.322      $10.633           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.783           0
                                                                      2007        $9.783      $11.713           0
                                                                      2008       $11.713       $6.083           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.524         179
                                                                      2004       $13.524      $15.711         442
                                                                      2005       $15.711      $17.321         454
                                                                      2006       $17.321      $18.919           0
                                                                      2007       $18.919      $19.021         772
                                                                      2008       $19.021      $11.064         765
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.249       4,702
                                                                      2005       $11.249      $12.339       2,835
                                                                      2006       $12.339      $14.545       2,357
                                                                      2007       $14.545      $15.317       2,343
                                                                      2008       $15.317       $8.782       2,324
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.242           0
                                                                      2005       $11.242      $12.314           0
                                                                      2006       $12.314      $14.507           0
                                                                      2007       $14.507      $15.262       1,106
                                                                      2008       $15.262       $8.731       1,106
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.366      $14.429          69
                                                                      2004       $14.429      $19.174         576
                                                                      2005       $19.174      $21.864         574
                                                                      2006       $21.864      $29.398       3,742
                                                                      2007       $29.398      $23.747         569
                                                                      2008       $23.747      $14.365         565

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government Sub-Account, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.210         0
                                                                      2007       $10.210      $11.683         0
                                                                      2008       $11.683       $6.532         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.401         0
                                                                      2007       $10.401      $11.000         0
                                                                      2008       $11.000       $8.031         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.430         0
                                                                      2007       $10.430      $11.189         0
                                                                      2008       $11.189       $7.335         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.439         0
                                                                      2007       $10.439      $11.311         0
                                                                      2008       $11.311       $6.823         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.292         0
                                                                      2007       $10.292      $10.634         0
                                                                      2008       $10.634       $9.264         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.690         0
                                                                      2007        $9.690      $11.561         0
                                                                      2008       $11.561       $6.229         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.761         0
                                                                      2007       $10.761      $11.041         0
                                                                      2008       $11.041       $6.769         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.821         0
                                                                      2007        $9.821      $11.050         0
                                                                      2008       $11.050       $6.510         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.681      $13.296         0
                                                                      2004       $13.296      $14.349         0
                                                                      2005       $14.349      $14.492         0
                                                                      2006       $14.492      $16.508         0
                                                                      2007       $16.508      $15.506         0
                                                                      2008       $15.506       $9.811         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.175         0
                                                                      2005       $11.175      $11.078         0
                                                                      2006       $11.078      $12.780         0
                                                                      2007       $12.780      $12.935         0
                                                                      2008       $12.935       $8.877         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.503         0
                                                                      2005       $10.503      $10.356         0
                                                                      2006       $10.356      $11.205         0
                                                                      2007       $11.205      $11.611         0
                                                                      2008       $11.611       $7.416         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.801      $15.433         0
                                                                      2004       $15.433      $16.784         0
                                                                      2005       $16.784      $17.160         0
                                                                      2006       $17.160      $18.198         0
                                                                      2007       $18.198      $19.747         0
                                                                      2008       $19.747      $11.078         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.021      $14.458         0
                                                                      2004       $14.458      $17.455         0
                                                                      2005       $17.455      $18.524         0
                                                                      2006       $18.524      $21.142         0
                                                                      2007       $21.142      $20.132         0
                                                                      2008       $20.132      $13.156         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.193         0
                                                                      2005       $10.193      $10.184         0
                                                                      2006       $10.184      $10.336         0
                                                                      2007       $10.336      $10.748         0
                                                                      2008       $10.748      $11.282         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.955         0
                                                                      2007       $10.955      $11.952         0
                                                                      2008       $11.952       $8.342         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.581      $12.596         0
                                                                      2004       $12.596      $13.841         0
                                                                      2005       $13.841      $14.929         0
                                                                      2006       $14.929      $17.243         0
                                                                      2007       $17.243      $17.406         0
                                                                      2008       $17.406      $10.679         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.655      $16.754         0
                                                                      2004       $16.754      $20.384         0
                                                                      2005       $20.384      $25.344         0
                                                                      2006       $25.344      $31.673         0
                                                                      2007       $31.673      $39.789         0
                                                                      2008       $39.789      $18.358         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.359      $13.501         0
                                                                      2004       $13.501      $15.612         0
                                                                      2005       $15.612      $16.782         0
                                                                      2006       $16.782      $19.885         0
                                                                      2007       $19.885      $22.395         0
                                                                      2008       $22.395      $13.026         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.563      $12.796         0
                                                                      2004       $12.796      $14.324         0
                                                                      2005       $14.324      $13.545         0
                                                                      2006       $13.545      $14.903         0
                                                                      2007       $14.903      $16.137         0
                                                                      2008       $16.137      $16.721         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.888         0
                                                                      2005       $10.888      $11.362         0
                                                                      2006       $11.362      $12.709         0
                                                                      2007       $12.709      $13.230         0
                                                                      2008       $13.230       $9.206         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond--Debenture Portfolio
                                                                      2004       $10.000      $10.340         0
                                                                      2005       $10.340      $10.221         0
                                                                      2006       $10.221      $10.902         0
                                                                      2007       $10.902      $11.293         0
                                                                      2008       $11.293       $9.085         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.873         0
                                                                      2005       $10.873      $10.953         0
                                                                      2006       $10.953      $12.532         0
                                                                      2007       $12.532      $12.645         0
                                                                      2008       $12.645       $7.843         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.120         0
                                                                      2005       $11.120      $11.351         0
                                                                      2006       $11.351      $11.949         0
                                                                      2007       $11.949      $14.137         0
                                                                      2008       $14.137       $8.517         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.103         0
                                                                      2005       $11.103      $11.724         0
                                                                      2006       $11.724      $12.838         0
                                                                      2007       $12.838      $12.595         0
                                                                      2008       $12.595       $7.452         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.085      $13.001         0
                                                                      2004       $13.001      $13.926         0
                                                                      2005       $13.926      $14.086         0
                                                                      2006       $14.086      $15.236         0
                                                                      2007       $15.236      $15.380         0
                                                                      2008       $15.380       $8.460         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.088         0
                                                                      2005       $10.088      $10.073         0
                                                                      2006       $10.073      $10.312         0
                                                                      2007       $10.312      $10.471         0
                                                                      2008       $10.471       $6.223         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.227         0
                                                                      2004       $12.227      $12.718         0
                                                                      2005       $12.718      $13.011         0
                                                                      2006       $13.011      $13.670         0
                                                                      2007       $13.670      $15.183         0
                                                                      2008       $15.183       $8.048         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.062      $14.133         0
                                                                      2004       $14.133      $16.391         0
                                                                      2005       $16.391      $18.241         0
                                                                      2006       $18.241      $20.888         0
                                                                      2007       $20.888      $21.614         0
                                                                      2008       $21.614      $12.582         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.708      $12.866         0
                                                                      2004       $12.866      $13.648         0
                                                                      2005       $13.648      $13.583         0
                                                                      2006       $13.583      $14.475         0
                                                                      2007       $14.475      $14.054         0
                                                                      2008       $14.054       $2.937         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.442      $12.544         0
                                                                      2004       $12.544      $13.357         0
                                                                      2005       $13.357      $13.780         0
                                                                      2006       $13.780      $15.429         0
                                                                      2007       $15.429      $15.676         0
                                                                      2008       $15.676       $9.386         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.692      $14.559         0
                                                                      2004       $14.559      $16.928         0
                                                                      2005       $16.928      $18.121         0
                                                                      2006       $18.121      $20.272         0
                                                                      2007       $20.272      $19.499         0
                                                                      2008       $19.499      $11.793         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.319      $12.302         0
                                                                      2004       $12.302      $14.334         0
                                                                      2005       $14.334      $15.662         0
                                                                      2006       $15.662      $15.693         0
                                                                      2007       $15.693      $16.232         0
                                                                      2008       $16.232       $8.042         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.224      $12.050         0
                                                                      2004       $12.050      $12.748         0
                                                                      2005       $12.748      $12.746         0
                                                                      2006       $12.746      $13.336         0
                                                                      2007       $13.336      $14.251         0
                                                                      2008       $14.251      $11.889         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.730      $12.344         0
                                                                      2004       $12.344      $13.139         0
                                                                      2005       $13.139      $13.714         0
                                                                      2006       $13.714      $15.100         0
                                                                      2007       $15.100      $15.163         0
                                                                      2008       $15.163       $9.863         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.971      $13.408         0
                                                                      2004       $13.408      $14.535         0
                                                                      2005       $14.535      $14.923         0
                                                                      2006       $14.923      $16.876         0
                                                                      2007       $16.876      $15.468         0
                                                                      2008       $15.468       $9.250         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.213      $11.222         0
                                                                      2004       $11.222      $11.728         0
                                                                      2005       $11.728      $12.953         0
                                                                      2006       $12.953      $12.991         0
                                                                      2007       $12.991      $12.596         0
                                                                      2008       $12.596      $10.190         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.841      $13.249         0
                                                                      2004       $13.249      $14.289         0
                                                                      2005       $14.289      $14.373         0
                                                                      2006       $14.373      $15.499         0
                                                                      2007       $15.499      $15.541         0
                                                                      2008       $15.541      $11.209         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.335      $10.368         0
                                                                      2004       $10.368      $10.563         0
                                                                      2005       $10.563      $10.549         0
                                                                      2006       $10.549      $10.758         0
                                                                      2007       $10.758      $11.042         0
                                                                      2008       $11.042       $8.195         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.554      $13.286         0
                                                                      2004       $13.286      $15.062         0
                                                                      2005       $15.062      $16.488         0
                                                                      2006       $16.488      $20.546         0
                                                                      2007       $20.546      $21.719         0
                                                                      2008       $21.719      $11.875         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.670      $12.898         0
                                                                      2004       $12.898      $14.175         0
                                                                      2005       $14.175      $15.048         0
                                                                      2006       $15.048      $16.727         0
                                                                      2007       $16.727      $15.474         0
                                                                      2008       $15.474       $9.126         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.917       $9.782         0
                                                                      2004        $9.782       $9.606         0
                                                                      2005        $9.606       $9.610         0
                                                                      2006        $9.610       $9.788         0
                                                                      2007        $9.788      $10.005         0
                                                                      2008       $10.005      $10.011         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.957      $13.399         0
                                                                      2004       $13.399      $14.420         0
                                                                      2005       $14.420      $15.477         0
                                                                      2006       $15.477      $16.392         0
                                                                      2007       $16.392      $16.908         0
                                                                      2008       $16.908      $10.104         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.298      $14.469         0
                                                                      2004       $14.298      $16.294         0
                                                                      2005       $16.294      $16.835         0
                                                                      2006       $16.835      $19.056         0
                                                                      2007       $19.056      $17.679         0
                                                                      2008       $17.679       $9.528         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.819      $13.002         0
                                                                      2004       $13.002      $13.644         0
                                                                      2005       $13.644      $13.979         0
                                                                      2006       $13.979      $15.182         0
                                                                      2007       $15.182      $14.892         0
                                                                      2008       $14.892       $8.928         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.660      $11.997         0
                                                                      2004       $11.997      $12.665         0
                                                                      2005       $12.665      $12.851         0
                                                                      2006       $12.851      $14.033         0
                                                                      2007       $14.033      $13.819         0
                                                                      2008       $13.819       $7.991         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.623      $13.957         0
                                                                      2004       $13.957      $16.558         0
                                                                      2005       $16.558      $17.540         0
                                                                      2006       $17.540      $21.740         0
                                                                      2007       $21.740      $25.436         0
                                                                      2008       $25.436      $17.249         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.776      $13.465         0
                                                                      2004       $13.465      $15.580         0
                                                                      2005       $15.580      $17.048         0
                                                                      2006       $17.048      $17.540         0
                                                                      2007       $17.540      $17.762         0
                                                                      2008       $17.762       $9.436         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.557      $12.309         0
                                                                      2004       $12.309      $12.613         0
                                                                      2005       $12.613      $13.007         0
                                                                      2006       $13.007      $13.380         0
                                                                      2007       $13.380      $13.773         0
                                                                      2008       $13.773       $8.460         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.066         0
                                                                      2005       $11.066      $11.996         0
                                                                      2006       $11.996      $12.280         0
                                                                      2007       $12.280      $14.087         0
                                                                      2008       $14.087       $7.306         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.278         0
                                                                      2005       $11.278      $11.456         0
                                                                      2006       $11.456      $12.970         0
                                                                      2007       $12.970      $12.357         0
                                                                      2008       $12.357       $7.739         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.757      $13.259         0
                                                                      2004       $13.259      $14.762         0
                                                                      2005       $14.762      $15.803         0
                                                                      2006       $15.803      $17.881         0
                                                                      2007       $17.881      $17.883         0
                                                                      2008       $17.883      $11.826         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.810         0
                                                                      2005        $9.810       $9.803         0
                                                                      2006        $9.803       $9.964         0
                                                                      2007        $9.964      $10.152         0
                                                                      2008       $10.152      $10.082         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.909      $11.654         0
                                                                      2004       $11.654      $12.140         0
                                                                      2005       $12.140      $12.749         0
                                                                      2006       $12.749      $12.765         0
                                                                      2007       $12.765      $14.525         0
                                                                      2008       $14.525       $7.210         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.265      $13.774         0
                                                                      2004       $13.774      $14.793         0
                                                                      2005       $14.793      $16.184         0
                                                                      2006       $16.184      $17.496         0
                                                                      2007       $17.496      $18.159         0
                                                                      2008       $18.159      $15.062         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.903         0
                                                                      2005       $10.903      $11.423         0
                                                                      2006       $11.423      $12.547         0
                                                                      2007       $12.547      $12.650         0
                                                                      2008       $12.650       $9.542         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.701         0
                                                                      2005       $10.701      $12.081         0
                                                                      2006       $12.081      $12.271         0
                                                                      2007       $12.271      $14.592         0
                                                                      2008       $14.592       $7.233         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.676         0
                                                                      2005       $10.676      $12.028         0
                                                                      2006       $12.028      $12.183         0
                                                                      2007       $12.183      $14.459         0
                                                                      2008       $14.459       $7.145         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.002         0
                                                                      2005       $11.002      $12.020         0
                                                                      2006       $12.020      $14.250         0
                                                                      2007       $14.250      $15.260         0
                                                                      2008       $15.260      $10.579         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.776         0
                                                                      2007        $9.776      $11.692         0
                                                                      2008       $11.692       $6.066         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.515         0
                                                                      2004       $13.515      $15.684         0
                                                                      2005       $15.684      $17.274         0
                                                                      2006       $17.274      $18.848         0
                                                                      2007       $18.848      $18.930         0
                                                                      2008       $18.930      $11.000         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.241         0
                                                                      2005       $11.241      $12.318         0
                                                                      2006       $12.318      $14.505         0
                                                                      2007       $14.505      $15.260         0
                                                                      2008       $15.260       $8.740         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.234         0
                                                                      2005       $11.234      $12.293         0
                                                                      2006       $12.293      $14.467         0
                                                                      2007       $14.467      $15.205         0
                                                                      2008       $15.205       $8.689         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.357      $14.407         0
                                                                      2004       $14.407      $19.125         0
                                                                      2005       $19.125      $21.786         0
                                                                      2006       $21.786      $29.263         0
                                                                      2007       $29.263      $23.614         0
                                                                      2008       $23.614      $14.270         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.252       1,376
                                                                      2007       $10.252      $11.804       5,607
                                                                      2008       $11.804       $6.640      15,169
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.444           0
                                                                      2007       $10.444      $11.114           0
                                                                      2008       $11.114       $8.164           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.473           0
                                                                      2007       $10.473      $11.304           0
                                                                      2008       $11.304       $7.456           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.482           0
                                                                      2007       $10.482      $11.428           0
                                                                      2008       $11.428       $6.936           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.335           0
                                                                      2007       $10.335      $10.743           0
                                                                      2008       $10.743       $9.417           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.729           0
                                                                      2007        $9.729      $11.680         591
                                                                      2008       $11.680       $6.332         718

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.805          489
                                                                      2007       $10.805      $11.155          499
                                                                      2008       $11.155       $6.881          530
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.862          535
                                                                      2007        $9.862      $11.164        1,925
                                                                      2008       $11.164       $6.618        8,843
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.847        3,122
                                                                      2003       $10.847      $13.384       49,341
                                                                      2004       $13.384      $14.532       45,079
                                                                      2005       $14.532      $14.767       41,706
                                                                      2006       $14.767      $16.925       27,891
                                                                      2007       $16.925      $15.996       24,754
                                                                      2008       $15.996      $10.183       16,347
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.221       13,789
                                                                      2005       $11.221      $11.192       86,897
                                                                      2006       $11.192      $12.991      125,455
                                                                      2007       $12.991      $13.229      121,431
                                                                      2008       $13.229       $9.135       95,730
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.519        3,104
                                                                      2005       $10.519      $10.435       47,589
                                                                      2006       $10.435      $11.360       51,871
                                                                      2007       $11.360      $11.844       53,666
                                                                      2008       $11.844       $7.612       46,806
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.531          645
                                                                      2003       $11.531      $15.535        9,235
                                                                      2004       $15.535      $16.999       10,788
                                                                      2005       $16.999      $17.486        9,707
                                                                      2006       $17.486      $18.658        7,710
                                                                      2007       $18.658      $20.371        3,602
                                                                      2008       $20.371      $11.498        2,530
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.222        1,646
                                                                      2003       $11.222      $14.554       31,656
                                                                      2004       $14.554      $17.679       27,979
                                                                      2005       $17.679      $18.876       38,111
                                                                      2006       $18.876      $21.676       33,863
                                                                      2007       $21.676      $20.769       20,633
                                                                      2008       $20.769      $13.655       17,473

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.235        3,966
                                                                      2005       $10.235      $10.289       11,756
                                                                      2006       $10.289      $10.506       18,941
                                                                      2007       $10.506      $10.993       17,285
                                                                      2008       $10.993      $11.610       20,898
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $11.000       11,811
                                                                      2007       $11.000      $12.076        2,807
                                                                      2008       $12.076       $8.480        7,504
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.321        3,185
                                                                      2003       $10.321      $12.679      112,715
                                                                      2004       $12.679      $14.018       94,649
                                                                      2005       $14.018      $15.213      111,583
                                                                      2006       $15.213      $17.679       90,584
                                                                      2007       $17.679      $17.956       68,660
                                                                      2008       $17.956      $11.085       46,058
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.229            0
                                                                      2003       $11.229      $16.864        1,230
                                                                      2004       $16.864      $20.645        6,257
                                                                      2005       $20.645      $25.825       10,587
                                                                      2006       $25.825      $32.472       14,249
                                                                      2007       $32.472      $41.046        6,309
                                                                      2008       $41.046      $19.055        5,330
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.472          379
                                                                      2003       $10.472      $13.591       39,683
                                                                      2004       $13.591      $15.812       52,040
                                                                      2005       $15.812      $17.101       78,581
                                                                      2006       $17.101      $20.387       65,429
                                                                      2007       $20.387      $23.103       56,707
                                                                      2008       $23.103      $13.521       43,326
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.718            0
                                                                      2003       $10.718      $12.881       18,254
                                                                      2004       $12.881      $14.507       17,915
                                                                      2005       $14.507      $13.803       12,172
                                                                      2006       $13.803      $15.280        7,151
                                                                      2007       $15.280      $16.647        6,266
                                                                      2008       $16.647      $17.355        2,476

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.905       4,326
                                                                      2005       $10.905      $11.449      19,149
                                                                      2006       $11.449      $12.884      20,946
                                                                      2007       $12.884      $13.496      20,835
                                                                      2008       $13.496       $9.449      11,380
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.356           0
                                                                      2005       $10.356      $10.299      29,717
                                                                      2006       $10.299      $11.053      30,855
                                                                      2007       $11.053      $11.520      31,238
                                                                      2008       $11.520       $9.325      28,907
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.889       2,298
                                                                      2005       $10.889      $11.036      43,592
                                                                      2006       $11.036      $12.705      76,411
                                                                      2007       $12.705      $12.899      63,243
                                                                      2008       $12.899       $8.050      36,781
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.137         759
                                                                      2005       $11.137      $11.438      11,227
                                                                      2006       $11.438      $12.115      18,878
                                                                      2007       $12.115      $14.421      18,745
                                                                      2008       $14.421       $8.742      16,848
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.120       3,885
                                                                      2005       $11.120      $11.814      40,893
                                                                      2006       $11.814      $13.015      33,262
                                                                      2007       $13.015      $12.849      28,899
                                                                      2008       $12.849       $7.648      28,277
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.693           0
                                                                      2003       $10.693      $13.087      21,150
                                                                      2004       $13.087      $10.104       1,419
                                                                      2005       $14.105      $14.354      30,046
                                                                      2006       $14.354      $15.621      27,216
                                                                      2007       $15.621      $15.866      22,528
                                                                      2008       $15.866       $8.781      15,277
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.104       1,419
                                                                      2005       $10.104      $10.150      13,954
                                                                      2006       $10.150      $10.455      17,661
                                                                      2007       $10.455      $10.681      25,464
                                                                      2008       $10.681       $6.388      30,775

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.277         595
                                                                      2004       $12.277      $12.848      10,053
                                                                      2005       $12.848      $13.226      36,814
                                                                      2006       $13.226      $13.980      52,497
                                                                      2007       $13.980      $15.623      39,510
                                                                      2008       $15.623       $8.333      36,053
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.145       1,829
                                                                      2003       $10.145      $14.227      28,051
                                                                      2004       $14.227      $16.601      29,108
                                                                      2005       $16.601      $18.588      24,577
                                                                      2006       $18.588      $21.415      24,005
                                                                      2007       $21.415      $22.297      15,545
                                                                      2008       $22.297      $13.059      10,525
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.658         476
                                                                      2003       $10.658      $12.951      35,410
                                                                      2004       $12.951      $13.823      27,583
                                                                      2005       $13.823      $13.841      29,813
                                                                      2006       $13.841      $14.841      18,262
                                                                      2007       $14.841      $14.498      12,128
                                                                      2008       $14.498       $3.049      11,583
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.174       1,301
                                                                      2003       $10.174      $12.627      71,489
                                                                      2004       $12.627      $13.528      64,704
                                                                      2005       $13.528      $14.042      80,045
                                                                      2006       $14.042      $15.819      65,180
                                                                      2007       $15.819      $16.171      54,979
                                                                      2008       $16.171       $9.742      51,757
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.350         111
                                                                      2003       $10.350      $14.655      10,718
                                                                      2004       $14.655      $17.145      20,508
                                                                      2005       $17.145      $18.465      28,931
                                                                      2006       $18.465      $20.784      18,713
                                                                      2007       $20.784      $20.115      14,173
                                                                      2008       $20.115      $12.241      13,588
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.057           0
                                                                      2003       $10.057      $12.384       3,775
                                                                      2004       $12.384      $14.518      12,868
                                                                      2005       $14.518      $15.959      10,815
                                                                      2006       $15.959      $16.090       7,610
                                                                      2007       $16.090      $16.745       6,423
                                                                      2008       $16.745       $8.348       5,953

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.548        1,210
                                                                      2003       $10.548      $12.130       76,396
                                                                      2004       $12.130      $12.911       76,286
                                                                      2005       $12.911      $12.989      112,337
                                                                      2006       $12.989      $13.673       93,029
                                                                      2007       $13.673      $14.702       79,147
                                                                      2008       $14.702      $12.341       56,058
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.384            0
                                                                      2003       $10.384      $12.425       19,761
                                                                      2004       $12.425      $13.308       20,052
                                                                      2005       $13.308      $13.975       18,237
                                                                      2006       $13.975      $15.482       13,889
                                                                      2007       $15.482      $15.642       10,518
                                                                      2008       $15.642      $10.238        7,766
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.794        2,435
                                                                      2003       $10.794      $13.497       40,400
                                                                      2004       $13.497      $14.721       38,099
                                                                      2005       $14.721      $15.207       40,730
                                                                      2006       $15.207      $17.303       35,665
                                                                      2007       $17.303      $15.957       25,941
                                                                      2008       $15.957       $9.602       20,623
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.720            0
                                                                      2003        $9.720      $11.296        6,096
                                                                      2004       $11.296      $11.878        5,595
                                                                      2005       $11.878      $13.199        6,079
                                                                      2006       $13.199      $13.319        3,407
                                                                      2007       $13.319      $12.994        1,381
                                                                      2008       $12.994      $10.577        1,239
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.737          262
                                                                      2003       $10.737      $13.337       64,728
                                                                      2004       $13.337      $14.472       31,796
                                                                      2005       $14.472      $14.646       43,204
                                                                      2006       $14.646      $15.891       20,149
                                                                      2007       $15.891      $16.032       19,494
                                                                      2008       $16.032      $11.635       15,098

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.182        3,023
                                                                      2003       $10.182      $10.436      125,589
                                                                      2004       $10.436      $10.699       91,959
                                                                      2005       $10.699      $10.750       82,720
                                                                      2006       $10.750      $11.030       54,703
                                                                      2007       $11.030      $11.391       40,910
                                                                      2008       $11.391       $8.506       30,370
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.601        1,010
                                                                      2003       $10.601      $13.374       19,443
                                                                      2004       $13.374      $15.254       20,930
                                                                      2005       $15.254      $16.801       36,963
                                                                      2006       $16.801      $21.065       33,451
                                                                      2007       $21.065      $22.405       23,641
                                                                      2008       $22.405      $12.326       21,782
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.404        2,066
                                                                      2003       $10.404      $12.984       24,417
                                                                      2004       $12.984      $14.356       24,361
                                                                      2005       $14.356      $15.334       20,530
                                                                      2006       $15.334      $17.150       13,578
                                                                      2007       $17.150      $15.963       11,651
                                                                      2008       $15.963       $9.472        6,820
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.981       11,208
                                                                      2003        $9.981       $9.847       15,887
                                                                      2004        $9.847       $9.730       16,835
                                                                      2005        $9.730       $9.793       38,833
                                                                      2006        $9.793      $10.036      184,852
                                                                      2007       $10.036      $10.321      279,989
                                                                      2008       $10.321      $10.392      110,119
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.375           52
                                                                      2003       $10.375      $13.488        1,448
                                                                      2004       $13.488      $14.605        2,989
                                                                      2005       $14.605      $15.771        3,101
                                                                      2006       $15.771      $16.807        2,485
                                                                      2007       $16.807      $17.442        1,468
                                                                      2008       $17.442      $10.487        1,460

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.200         252
                                                                      2003       $11.200      $14.565      21,462
                                                                      2004       $14.565      $16.503      19,117
                                                                      2005       $16.503      $17.155      23,980
                                                                      2006       $17.155      $19.537      13,015
                                                                      2007       $19.537      $18.238      13,703
                                                                      2008       $18.238       $9.889      13,817
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.639           0
                                                                      2003       $10.639      $13.088       8,645
                                                                      2004       $13.088      $13.818       7,590
                                                                      2005       $13.818      $14.245       5,751
                                                                      2006       $14.245      $15.565       5,819
                                                                      2007       $15.565      $15.363       5,223
                                                                      2008       $15.363       $9.267       5,053
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.511       3,032
                                                                      2003       $10.511      $12.076      82,777
                                                                      2004       $12.076      $12.827      55,943
                                                                      2005       $12.827      $13.095      48,408
                                                                      2006       $13.095      $14.387      31,498
                                                                      2007       $14.387      $14.256      27,058
                                                                      2008       $14.256       $8.295      19,531
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.466           0
                                                                      2003       $11.466      $14.049       6,333
                                                                      2004       $14.049      $16.770       6,231
                                                                      2005       $16.770      $17.874       6,768
                                                                      2006       $17.874      $22.289       4,360
                                                                      2007       $22.289      $26.240       3,658
                                                                      2008       $26.240      $17.903       1,012
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.369         817
                                                                      2003       $10.369      $13.554      20,444
                                                                      2004       $13.554      $15.780      36,016
                                                                      2005       $15.780      $17.373      21,900
                                                                      2006       $17.373      $17.983      11,785
                                                                      2007       $17.983      $18.323       7,209
                                                                      2008       $18.323       $9.794       4,893
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.106         960
                                                                      2003       $10.106      $12.391      71,806
                                                                      2004       $12.391      $12.775      68,155
                                                                      2005       $12.775      $13.254      63,699
                                                                      2006       $13.254      $13.718      44,712
                                                                      2007       $13.718      $14.208      32,939
                                                                      2008       $14.208       $8.782      31,642

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.111       1,623
                                                                      2005       $11.111      $12.119       8,801
                                                                      2006       $12.119      $12.482       1,305
                                                                      2007       $12.482      $14.408         295
                                                                      2008       $14.408       $7.519       1,939
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.324       6,474
                                                                      2005       $11.324      $11.573      45,332
                                                                      2006       $11.573      $13.184      67,014
                                                                      2007       $13.184      $12.638      67,604
                                                                      2008       $12.638       $7.964      46,758
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.649           0
                                                                      2003       $10.649      $13.347      66,674
                                                                      2004       $13.347      $14.951      89,875
                                                                      2005       $14.951      $16.103      87,198
                                                                      2006       $16.103      $18.333      55,643
                                                                      2007       $18.333      $18.448      45,968
                                                                      2008       $18.448      $12.275      35,871
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.870       4,113
                                                                      2005        $9.870       $9.924      12,546
                                                                      2006        $9.924      $10.148      14,647
                                                                      2007       $10.148      $10.404      14,304
                                                                      2008       $10.404      $10.396      12,029
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.407         327
                                                                      2003        $9.407      $11.731      18,129
                                                                      2004       $11.731      $12.295      35,057
                                                                      2005       $12.295      $12.992      23,352
                                                                      2006       $12.992      $13.088      17,013
                                                                      2007       $13.088      $14.984      15,325
                                                                      2008       $14.984       $7.484       8,587
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.056           0
                                                                      2003       $11.056      $13.865       1,331
                                                                      2004       $13.865      $14.982       2,913
                                                                      2005       $14.982      $16.492      22,074
                                                                      2006       $16.492      $17.939       7,160
                                                                      2007       $17.939      $18.733       6,204
                                                                      2008       $18.733      $15.633       4,109

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.948           0
                                                                      2005       $10.948      $11.540       8,590
                                                                      2006       $11.540      $12.753      10,855
                                                                      2007       $12.753      $12.938      11,699
                                                                      2008       $12.938       $9.820       8,534
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.745      14,171
                                                                      2005       $10.745      $12.205      10,339
                                                                      2006       $12.205      $12.473       6,302
                                                                      2007       $12.473      $14.924       2,190
                                                                      2008       $14.924       $7.443       2,381
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.720           0
                                                                      2005       $10.720      $12.152           0
                                                                      2006       $12.152      $12.383           0
                                                                      2007       $12.383      $14.788           0
                                                                      2008       $14.788       $7.352           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.069       1,992
                                                                      2005       $11.069      $12.168      18,939
                                                                      2006       $12.168      $14.514      16,588
                                                                      2007       $14.514      $15.638      13,392
                                                                      2008       $15.638      $10.908       9,049
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.816       2,576
                                                                      2007        $9.816      $11.813       4,058
                                                                      2008       $11.813       $6.167       3,438
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.570           0
                                                                      2004       $13.570      $15.845         143
                                                                      2005       $15.845      $17.558         442
                                                                      2006       $17.558      $19.276         440
                                                                      2007       $19.276      $19.480           0
                                                                      2008       $19.480      $11.389           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.287      24,180
                                                                      2005       $11.287      $12.444      20,008
                                                                      2006       $12.444      $14.744      12,817
                                                                      2007       $14.744      $15.607       7,743
                                                                      2008       $15.607       $8.994       6,538
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.281         835
                                                                      2005       $11.281      $12.419       4,441
                                                                      2006       $12.419      $14.705       7,945
                                                                      2007       $14.705      $15.551       8,853
                                                                      2008       $15.551       $8.942       8,866
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.697         547
                                                                      2003       $10.697      $14.502      23,937
                                                                      2004       $14.502      $19.370      22,777
                                                                      2005       $19.370      $22.200      34,848
                                                                      2006       $22.200      $30.002      18,684
                                                                      2007       $30.002      $24.361      13,978
                                                                      2008       $24.361      $14.812      11,003



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
          (Annual Increase) Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.65

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.249       95,022
                                                                      2007       $10.249      $11.794      121,540
                                                                      2008       $11.794       $6.631      119,828
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.440            0
                                                                      2007       $10.440      $11.104            0
                                                                      2008       $11.104       $8.152        4,777
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.470          510
                                                                      2007       $10.470      $11.295       14,083
                                                                      2008       $11.295       $7.446       31,655
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.479            0
                                                                      2007       $10.479      $11.419            0
                                                                      2008       $11.419       $6.926            0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.331            0
                                                                      2007       $10.331      $10.734        1,146
                                                                      2008       $10.734       $9.404        1,974
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.726        1,963
                                                                      2007        $9.726      $11.670        1,962
                                                                      2008       $11.670       $6.323        1,961

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.802       11,397
                                                                      2007       $10.802      $11.145       19,727
                                                                      2008       $11.145       $6.871       19,175
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.858       14,676
                                                                      2007        $9.858      $11.154       16,709
                                                                      2008       $11.154       $6.609       20,324
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.707      $13.380      106,640
                                                                      2004       $13.380      $14.520      168,320
                                                                      2005       $14.520      $14.747      201,833
                                                                      2006       $14.747      $16.894      188,552
                                                                      2007       $16.894      $15.958      139,484
                                                                      2008       $15.958      $10.154      101,422
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.217       40,765
                                                                      2005       $11.217      $11.183      252,900
                                                                      2006       $11.183      $12.973      387,564
                                                                      2007       $12.973      $13.205      494,750
                                                                      2008       $13.205       $9.113      402,608
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.517        2,065
                                                                      2005       $10.517      $10.428      114,186
                                                                      2006       $10.428      $11.347      231,859
                                                                      2007       $11.347      $11.825      261,540
                                                                      2008       $11.825       $7.595      206,440
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.830      $15.530            0
                                                                      2004       $15.530      $16.985          364
                                                                      2005       $16.985      $17.463          278
                                                                      2006       $17.463      $18.623            0
                                                                      2007       $18.623      $20.323            0
                                                                      2008       $20.323      $11.465            0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.048      $14.549       41,983
                                                                      2004       $14.549      $17.664       79,024
                                                                      2005       $17.664      $18.850      115,437
                                                                      2006       $18.850      $21.636      129,132
                                                                      2007       $21.636      $20.719      100,872
                                                                      2008       $20.719      $13.616       83,904

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.232       12,386
                                                                      2005       $10.232      $10.280       58,153
                                                                      2006       $10.280      $10.492       60,733
                                                                      2007       $10.492      $10.972       86,497
                                                                      2008       $10.972      $11.582      212,257
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.996       28,333
                                                                      2007       $10.996      $12.065       63,878
                                                                      2008       $12.065       $8.469       41,181
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.608      $12.675      139,012
                                                                      2004       $12.675      $14.006      246,897
                                                                      2005       $14.006      $15.193      320,928
                                                                      2006       $15.193      $17.646      360,228
                                                                      2007       $17.646      $17.913      377,159
                                                                      2008       $17.913      $11.053      291,700
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.684      $16.859        4,660
                                                                      2004       $16.859      $20.628       27,210
                                                                      2005       $20.628      $25.790       46,520
                                                                      2006       $25.790      $32.412       57,030
                                                                      2007       $32.412      $40.949       57,207
                                                                      2008       $40.949      $19.000       40,149
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.385      $13.586        8,491
                                                                      2004       $13.586      $15.799       46,831
                                                                      2005       $15.799      $17.078      110,590
                                                                      2006       $17.078      $20.349      175,585
                                                                      2007       $20.349      $23.048      203,640
                                                                      2008       $23.048      $13.482      170,021
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.592      $12.877            0
                                                                      2004       $12.877      $14.495            0
                                                                      2005       $14.495      $13.784            0
                                                                      2006       $13.784      $15.251            0
                                                                      2007       $15.251      $16.608            0
                                                                      2008       $16.608      $17.305          208
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.904          782
                                                                      2005       $10.904      $11.442       40,156
                                                                      2006       $11.442      $12.870       42,869
                                                                      2007       $12.870      $13.474       47,353
                                                                      2008       $13.474       $9.429       31,207

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond--Debenture Portfolio
                                                                      2004       $10.000      $10.355        1,618
                                                                      2005       $10.355      $10.292       67,321
                                                                      2006       $10.292      $11.040      114,882
                                                                      2007       $11.040      $11.501      130,274
                                                                      2008       $11.501       $9.305       99,340
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.888       16,320
                                                                      2005       $10.888      $11.029       57,442
                                                                      2006       $11.029      $12.691       96,962
                                                                      2007       $12.691      $12.878      110,080
                                                                      2008       $12.878       $8.032       67,946
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.136          229
                                                                      2005       $11.136      $11.431       31,434
                                                                      2006       $11.431      $12.101       32,210
                                                                      2007       $12.101      $14.398       44,456
                                                                      2008       $14.398       $8.723       32,252
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.119        6,222
                                                                      2005       $11.119      $11.806      119,670
                                                                      2006       $11.806      $13.001      188,920
                                                                      2007       $13.001      $12.828      202,350
                                                                      2008       $12.828       $7.632      166,949
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.113      $13.083       58,873
                                                                      2004       $13.083      $14.093      116,357
                                                                      2005       $14.093      $14.335      132,273
                                                                      2006       $14.335      $15.592      117,082
                                                                      2007       $15.592      $15.829       86,099
                                                                      2008       $15.829       $8.756       45,492
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.102      $10.102        2,147
                                                                      2005       $10.102      $10.143       10,017
                                                                      2006       $10.143      $10.443       98,550
                                                                      2007       $10.443      $10.663      165,945
                                                                      2008       $10.663       $6.374      111,381

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.273       72,134
                                                                      2004       $12.273      $12.837      113,530
                                                                      2005       $12.837      $13.208      192,147
                                                                      2006       $13.208      $13.954      203,721
                                                                      2007       $13.954      $15.586      174,939
                                                                      2008       $15.586       $8.309      167,957
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.087      $14.222       18,054
                                                                      2004       $14.222      $16.587       39,482
                                                                      2005       $16.587      $18.563       47,693
                                                                      2006       $18.563      $21.375       56,569
                                                                      2007       $21.375      $22.244       38,551
                                                                      2008       $22.244      $13.022       35,497
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.737      $12.946       26,448
                                                                      2004       $12.737      $13.811       75,167
                                                                      2005       $13.811      $13.822       96,810
                                                                      2006       $13.822      $14.813       87,751
                                                                      2007       $14.813      $14.463       68,835
                                                                      2008       $14.463       $3.040      100,526
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.468      $12.623       58,438
                                                                      2004       $12.623      $13.517      137,524
                                                                      2005       $13.517      $14.023      220,347
                                                                      2006       $14.023      $15.790      267,841
                                                                      2007       $15.790      $16.133      246,982
                                                                      2008       $16.133       $9.714      205,707
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.719      $14.650       26,125
                                                                      2004       $14.650      $17.130       48,101
                                                                      2005       $17.130      $18.440      100,152
                                                                      2006       $18.440      $20.745       99,257
                                                                      2007       $20.745      $20.067       96,136
                                                                      2008       $20.067      $12.205       81,411
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.345      $12.379       57,983
                                                                      2004       $12.379      $14.093      116,357
                                                                      2005       $14.505      $15.938       48,893
                                                                      2006       $15.938      $16.060       53,784
                                                                      2007       $16.060      $16.706       40,435
                                                                      2008       $16.706       $8.324       23,954
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.252      $12.126       54,870
                                                                      2004       $12.126      $12.900      166,406
                                                                      2005       $12.900      $12.971      250,821
                                                                      2006       $12.971      $13.647      289,729
                                                                      2007       $13.647      $14.667      231,759
                                                                      2008       $14.667      $12.305      174,839

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.757      $12.421       20,605
                                                                      2004       $12.421      $13.297       34,170
                                                                      2005       $13.297      $13.956       41,881
                                                                      2006       $13.956      $15.453       60,615
                                                                      2007       $15.453      $15.605       43,781
                                                                      2008       $15.605      $10.208       29,807
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.998      $13.493       41,372
                                                                      2004       $13.493      $14.709       91,586
                                                                      2005       $14.709      $15.186       99,147
                                                                      2006       $15.186      $17.270       80,694
                                                                      2007       $17.270      $15.919       50,554
                                                                      2008       $15.919       $9.574       36,588
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.238      $11.292       25,169
                                                                      2004       $11.238      $11.868       40,280
                                                                      2005       $11.868      $13.181       37,614
                                                                      2006       $13.181      $13.294       18,764
                                                                      2007       $13.294      $12.963       18,138
                                                                      2008       $12.963      $10.547       10,577
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.871      $13.333       59,202
                                                                      2004       $13.333      $14.460       86,839
                                                                      2005       $14.460      $14.626      103,679
                                                                      2006       $14.626      $15.861       90,218
                                                                      2007       $15.861      $15.994       58,012
                                                                      2008       $15.994      $11.601       42,191
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.361      $10.433       96,913
                                                                      2004       $10.433      $10.689      121,090
                                                                      2005       $10.689      $10.736      217,515
                                                                      2006       $10.736      $11.009      273,762
                                                                      2007       $11.009      $11.364      261,358
                                                                      2008       $11.364       $8.482      187,980
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.586      $13.370       24,552
                                                                      2004       $13.370      $15.242       44,477
                                                                      2005       $15.242      $16.778       61,105
                                                                      2006       $16.778      $21.025       77,418
                                                                      2007       $21.025      $22.352       85,822
                                                                      2008       $22.352      $12.291       61,309

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.697      $12.980       12,684
                                                                      2004       $12.980      $14.344       15,786
                                                                      2005       $14.344      $15.313       22,962
                                                                      2006       $15.313      $17.118       31,435
                                                                      2007       $17.118      $15.925       30,857
                                                                      2008       $15.925       $9.445       20,921
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.942       $9.844       55,489
                                                                      2004        $9.844       $9.721      101,571
                                                                      2005        $9.721       $9.779      152,666
                                                                      2006        $9.779      $10.017      361,573
                                                                      2007       $10.017      $10.297      440,143
                                                                      2008       $10.297      $10.362      253,914
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.984      $13.484       14,480
                                                                      2004       $13.484      $14.592       23,310
                                                                      2005       $14.592      $15.750       21,483
                                                                      2006       $15.750      $16.775       10,779
                                                                      2007       $16.775      $17.401        1,436
                                                                      2008       $17.401      $10.457        1,354
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.326      $14.560        7,769
                                                                      2004       $14.560      $16.489       31,282
                                                                      2005       $16.489      $17.132       75,938
                                                                      2006       $17.132      $19.501      107,474
                                                                      2007       $19.501      $18.195      106,073
                                                                      2008       $18.195       $9.861       99,111
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.846      $13.083       13,274
                                                                      2004       $13.083      $13.807       15,197
                                                                      2005       $13.807      $14.225       14,148
                                                                      2006       $14.225      $15.536        7,965
                                                                      2007       $15.536      $15.326        2,938
                                                                      2008       $15.326       $9.240        8,334
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.687      $12.072       49,138
                                                                      2004       $12.072      $12.816       73,484
                                                                      2005       $12.816      $13.077       91,875
                                                                      2006       $13.077      $14.360       90,231
                                                                      2007       $14.360      $14.222       96,261
                                                                      2008       $14.222       $8.271       75,553

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.652      $14.045        6,117
                                                                      2004       $14.045      $16.755       11,257
                                                                      2005       $16.755      $17.849       10,843
                                                                      2006       $17.849      $22.247       10,360
                                                                      2007       $22.247      $26.178        6,476
                                                                      2008       $26.178      $17.852        3,613
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.803      $13.549       15,849
                                                                      2004       $13.549      $15.767       17,896
                                                                      2005       $15.767      $17.349       21,013
                                                                      2006       $17.349      $17.950       12,560
                                                                      2007       $17.950      $18.280       11,929
                                                                      2008       $18.280       $9.766        8,243
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.583      $12.387       76,715
                                                                      2004       $12.387      $12.764      111,836
                                                                      2005       $12.764      $13.237      119,635
                                                                      2006       $13.237      $13.693      113,668
                                                                      2007       $13.693      $14.174       60,933
                                                                      2008       $14.174       $8.756       38,089
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.107       28,829
                                                                      2005       $11.107      $12.109       29,073
                                                                      2006       $12.109      $12.465       32,827
                                                                      2007       $12.465      $14.381       26,455
                                                                      2008       $14.381       $7.501       23,836
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.320       26,034
                                                                      2005       $11.320      $11.563      114,241
                                                                      2006       $11.563      $13.166      173,439
                                                                      2007       $13.166      $12.615      176,320
                                                                      2008       $12.615       $7.945      143,986
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.784      $13.342       81,920
                                                                      2004       $13.342      $14.938      116,195
                                                                      2005       $14.938      $16.081      158,780
                                                                      2006       $16.081      $18.299      168,659
                                                                      2007       $18.299      $18.404      150,651
                                                                      2008       $18.404      $12.240      121,217

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000       $9.865       54,623
                                                                      2005        $9.865       $9.914       78,315
                                                                      2006        $9.914      $10.133      103,626
                                                                      2007       $10.133      $10.383       70,061
                                                                      2008       $10.383      $10.369      204,990
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.934      $11.727       19,952
                                                                      2004       $11.727      $12.285       40,948
                                                                      2005       $12.285      $12.974       57,708
                                                                      2006       $12.974      $13.064       55,144
                                                                      2007       $13.064      $14.948       43,465
                                                                      2008       $14.948       $7.462       39,518
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.295      $13.861        2,023
                                                                      2004       $13.861      $14.969       14,959
                                                                      2005       $14.969      $16.470       25,358
                                                                      2006       $16.470      $17.905       27,849
                                                                      2007       $17.905      $18.688       22,251
                                                                      2008       $18.688      $15.588       18,058
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.944        9,635
                                                                      2005       $10.944      $11.531       34,872
                                                                      2006       $11.531      $12.736       67,320
                                                                      2007       $12.736      $12.914       61,192
                                                                      2008       $12.914       $9.796       47,908
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.741       42,054
                                                                      2005       $10.741      $12.195       72,168
                                                                      2006       $12.195      $12.456       63,726
                                                                      2007       $12.456      $14.896       55,789
                                                                      2008       $14.896       $7.426       58,916
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.716        6,894
                                                                      2005       $10.716      $12.142        7,641
                                                                      2006       $12.142      $12.367        5,919
                                                                      2007       $12.367      $14.760        2,510
                                                                      2008       $14.760       $7.335        1,988

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000            0
                                                                      2004       $10.000      $11.064       11,362
                                                                      2005       $11.064      $12.155       72,263
                                                                      2006       $12.155      $14.491      120,934
                                                                      2007       $14.491      $15.607      126,386
                                                                      2008       $15.607      $10.880      107,259
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.813       30,168
                                                                      2007        $9.813      $11.803       58,767
                                                                      2008       $11.803       $6.158       55,907
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.566        8,142
                                                                      2004       $13.566      $15.831       14,958
                                                                      2005       $15.831      $17.534       16,106
                                                                      2006       $17.534      $19.240       16,458
                                                                      2007       $19.240      $19.433        9,515
                                                                      2008       $19.433      $11.356        7,602
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.283      107,936
                                                                      2005       $11.283      $12.433       60,263
                                                                      2006       $12.433      $14.724       52,225
                                                                      2007       $14.724      $15.578       33,633
                                                                      2008       $15.578       $8.973       19,935
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.277        8,383
                                                                      2005       $11.277      $12.408       14,350
                                                                      2006       $12.408      $14.685       48,721
                                                                      2007       $14.685      $15.522       62,653
                                                                      2008       $15.522       $8.920       58,629
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.385      $14.497       22,762
                                                                      2004       $14.497      $19.354       47,604
                                                                      2005       $19.354      $22.170       68,844
                                                                      2006       $22.170      $29.946       74,616
                                                                      2007       $29.946      $24.303       74,887
                                                                      2008       $24.303      $14.769       56,202

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.245       1,628
                                                                      2007       $10.245      $11.784       1,628
                                                                      2008       $11.784       $6.622       1,628
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.437           0
                                                                      2007       $10.437      $11.095           0
                                                                      2008       $11.095       $8.141           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.466           0
                                                                      2007       $10.466      $11.285           0
                                                                      2008       $11.285       $7.436           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.475           0
                                                                      2007       $10.475      $11.409           0
                                                                      2008       $11.409       $6.917           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.327           0
                                                                      2007       $10.327      $10.725           0
                                                                      2008       $10.725       $9.391           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.723           0
                                                                      2007        $9.723      $11.660           0
                                                                      2008       $11.660       $6.315           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.798           0
                                                                      2007       $10.798      $11.136           0
                                                                      2008       $11.136       $6.862           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.855           0
                                                                      2007        $9.855      $11.145           0
                                                                      2008       $11.145       $6.600           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.845           0
                                                                      2003       $10.845      $13.368       2,409
                                                                      2004       $13.368      $14.500       3,296
                                                                      2005       $14.500      $14.719       3,246
                                                                      2006       $14.719      $16.853       2,364
                                                                      2007       $16.853      $15.911       1,226
                                                                      2008       $15.911      $10.119       1,299
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.214         331
                                                                      2005       $11.214      $11.173       3,228
                                                                      2006       $11.173      $12.956       4,677
                                                                      2007       $12.956      $13.180       5,059
                                                                      2008       $13.180       $9.091       4,870
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.516           0
                                                                      2005       $10.516      $10.422           0
                                                                      2006       $10.422      $11.334           0
                                                                      2007       $11.334      $11.805           0
                                                                      2008       $11.805       $7.579           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.529         466
                                                                      2003       $11.529      $15.516         466
                                                                      2004       $15.516      $16.961           4
                                                                      2005       $16.961      $17.429           4
                                                                      2006       $17.429      $18.578           0
                                                                      2007       $18.578      $20.263           0
                                                                      2008       $20.263      $11.426           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.219           0
                                                                      2003       $11.219      $14.536       2,809
                                                                      2004       $14.536      $17.639       2,892
                                                                      2005       $17.639      $18.814       2,831
                                                                      2006       $18.814      $21.583       1,460
                                                                      2007       $21.583      $20.659         752
                                                                      2008       $20.659      $13.569         737

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.228           0
                                                                      2005       $10.228      $10.272           0
                                                                      2006       $10.272      $10.477           0
                                                                      2007       $10.477      $10.952           0
                                                                      2008       $10.952      $11.555           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.992         264
                                                                      2007       $10.992      $12.055         264
                                                                      2008       $12.055       $8.457         264
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.319           0
                                                                      2003       $10.319      $12.663       2,593
                                                                      2004       $12.663      $13.986       3,452
                                                                      2005       $13.986      $15.164       4,085
                                                                      2006       $15.164      $17.603       3,340
                                                                      2007       $17.603      $17.861       2,174
                                                                      2008       $17.861      $11.015       1,865
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.227           0
                                                                      2003       $11.227      $16.844           0
                                                                      2004       $16.844      $20.599         140
                                                                      2005       $20.599      $25.741         111
                                                                      2006       $25.741      $32.334         105
                                                                      2007       $32.334      $40.829         103
                                                                      2008       $40.829      $18.934         107
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.470           0
                                                                      2003       $10.470      $13.574         660
                                                                      2004       $13.574      $15.777       1,313
                                                                      2005       $15.777      $17.045       1,642
                                                                      2006       $17.045      $20.300       2,456
                                                                      2007       $20.300      $22.981       1,852
                                                                      2008       $22.981      $13.435       1,887
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.715           0
                                                                      2003       $10.715      $12.865           0
                                                                      2004       $12.865      $14.475           0
                                                                      2005       $14.475      $13.758           0
                                                                      2006       $13.758      $15.214           0
                                                                      2007       $15.214      $16.559           0
                                                                      2008       $16.559      $17.246           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.902           0
                                                                      2005       $10.902      $11.435         444
                                                                      2006       $11.435      $12.855         431
                                                                      2007       $12.855      $13.452         416
                                                                      2008       $13.452       $9.409         380
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.353           0
                                                                      2005       $10.353      $10.286           0
                                                                      2006       $10.286      $11.028           0
                                                                      2007       $11.028      $11.482           0
                                                                      2008       $11.482       $9.285           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.886           0
                                                                      2005       $10.886      $11.022           0
                                                                      2006       $11.022      $12.676           0
                                                                      2007       $12.676      $12.856           0
                                                                      2008       $12.856       $8.015           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.134           0
                                                                      2005       $11.134      $11.424           0
                                                                      2006       $11.424      $12.087         459
                                                                      2007       $12.087      $14.374         459
                                                                      2008       $14.374       $8.704         459
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.117           0
                                                                      2005       $11.117      $11.799         266
                                                                      2006       $11.799      $12.986         264
                                                                      2007       $12.986      $12.806         262
                                                                      2008       $12.806       $7.615         260
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.690         939
                                                                      2003       $10.690      $13.071       1,175
                                                                      2004       $13.071      $14.073       1,221
                                                                      2005       $14.073      $14.307       1,088
                                                                      2006       $14.307      $15.554         627
                                                                      2007       $15.554      $15.782         619
                                                                      2008       $15.782       $8.726         413
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.101           0
                                                                      2005       $10.101      $10.137           0
                                                                      2006       $10.137      $10.431           0
                                                                      2007       $10.431      $10.646           0
                                                                      2008       $10.646       $6.360           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.268       2,307
                                                                      2004       $12.268      $12.826       2,327
                                                                      2005       $12.826      $13.190       2,400
                                                                      2006       $13.190      $13.928       1,333
                                                                      2007       $13.928      $15.549         873
                                                                      2008       $15.549       $8.285         965
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.143           0
                                                                      2003       $10.143      $14.209         279
                                                                      2004       $14.209      $16.564         704
                                                                      2005       $16.564      $18.527         680
                                                                      2006       $18.527      $21.324         583
                                                                      2007       $21.324      $22.179         431
                                                                      2008       $22.179      $12.977         166
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.655           0
                                                                      2003       $10.655      $12.935         237
                                                                      2004       $12.935      $13.792         466
                                                                      2005       $13.792      $13.796         463
                                                                      2006       $13.796      $14.777           0
                                                                      2007       $14.777      $14.421           0
                                                                      2008       $14.421       $3.030           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.172         901
                                                                      2003       $10.172      $12.611       3,165
                                                                      2004       $12.611      $13.498       2,743
                                                                      2005       $13.498      $13.997       2,591
                                                                      2006       $13.997      $15.751       2,060
                                                                      2007       $15.751      $16.085       2,046
                                                                      2008       $16.085       $9.680       2,144
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.348           0
                                                                      2003       $10.348      $14.637         105
                                                                      2004       $14.637      $17.106       1,048
                                                                      2005       $17.106      $18.405         764
                                                                      2006       $18.405      $20.695         517
                                                                      2007       $20.695      $20.009         511
                                                                      2008       $20.009      $12.163         537
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.055           0
                                                                      2003       $10.055      $12.368         409
                                                                      2004       $12.368      $14.485           0
                                                                      2005       $14.485      $15.907           0
                                                                      2006       $15.907      $16.021           0
                                                                      2007       $16.021      $16.657           0
                                                                      2008       $16.657       $8.295           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.545       1,215
                                                                      2003       $10.545      $12.115       3,691
                                                                      2004       $12.115      $12.882       6,403
                                                                      2005       $12.882      $12.946       6,061
                                                                      2006       $12.946      $13.614       3,055
                                                                      2007       $13.614      $14.624       2,575
                                                                      2008       $14.624      $12.263       2,127
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.382           0
                                                                      2003       $10.382      $12.410       1,426
                                                                      2004       $12.410      $13.278       2,327
                                                                      2005       $13.278      $13.929       2,588
                                                                      2006       $13.929      $15.416       2,580
                                                                      2007       $15.416      $15.559       1,737
                                                                      2008       $15.559      $10.173       1,477
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.792          54
                                                                      2003       $10.792      $13.481       3,423
                                                                      2004       $13.481      $14.688       2,979
                                                                      2005       $14.688      $15.157       2,936
                                                                      2006       $15.157      $17.229       1,219
                                                                      2007       $17.229      $15.872         643
                                                                      2008       $15.872       $9.541         715
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.718           0
                                                                      2003        $9.718      $11.282         472
                                                                      2004       $11.282      $11.852         483
                                                                      2005       $11.852      $13.156         443
                                                                      2006       $13.156      $13.262         463
                                                                      2007       $13.262      $12.925         504
                                                                      2008       $12.925      $10.510         385
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.735           0
                                                                      2003       $10.735      $13.321         721
                                                                      2004       $13.321      $14.440       2,067
                                                                      2005       $14.440      $14.599      19,321
                                                                      2006       $14.599      $15.823      18,522
                                                                      2007       $15.823      $15.948      19,017
                                                                      2008       $15.948      $11.561      18,761

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.179         674
                                                                      2003       $10.179      $10.424       5,912
                                                                      2004       $10.424      $10.674       5,061
                                                                      2005       $10.674      $10.715       5,373
                                                                      2006       $10.715      $10.983       1,540
                                                                      2007       $10.983      $11.331       1,025
                                                                      2008       $11.331       $8.453         784
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.598           0
                                                                      2003       $10.598      $13.358         892
                                                                      2004       $13.358      $15.220       1,615
                                                                      2005       $15.220      $16.746       1,937
                                                                      2006       $16.746      $20.975       1,510
                                                                      2007       $20.975      $22.286       1,227
                                                                      2008       $22.286      $12.248         401
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.401           0
                                                                      2003       $10.401      $12.968           0
                                                                      2004       $12.968      $14.324           0
                                                                      2005       $14.324      $15.284           0
                                                                      2006       $15.284      $17.076           0
                                                                      2007       $17.076      $15.878           0
                                                                      2008       $15.878       $9.412         103
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.979           0
                                                                      2003        $9.979       $9.835         265
                                                                      2004        $9.835       $9.708       2,737
                                                                      2005        $9.708       $9.761       2,812
                                                                      2006        $9.761       $9.993       2,609
                                                                      2007        $9.993      $10.266       1,980
                                                                      2008       $10.266      $10.326       3,126
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.373           0
                                                                      2003       $10.373      $13.472           0
                                                                      2004       $13.472      $14.572           0
                                                                      2005       $14.572      $15.720           0
                                                                      2006       $15.720      $16.735           0
                                                                      2007       $16.735      $17.350           0
                                                                      2008       $17.350      $10.421           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.198           0
                                                                      2003       $11.198      $14.547           0
                                                                      2004       $14.547      $16.466       1,287
                                                                      2005       $16.466      $17.099       1,026
                                                                      2006       $17.099      $19.453         857
                                                                      2007       $19.453      $18.141         537
                                                                      2008       $18.141       $9.827         481

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.636           0
                                                                      2003       $10.636      $13.072         200
                                                                      2004       $13.072      $13.787           0
                                                                      2005       $13.787      $14.198           0
                                                                      2006       $14.198      $15.499           0
                                                                      2007       $15.499      $15.281           0
                                                                      2008       $15.281       $9.209           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.509           0
                                                                      2003       $10.509      $12.061       2,690
                                                                      2004       $12.061      $12.798       3,984
                                                                      2005       $12.798      $13.052       3,849
                                                                      2006       $13.052      $14.326       3,331
                                                                      2007       $14.326      $14.180       2,462
                                                                      2008       $14.180       $8.242       2,451
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.464           0
                                                                      2003       $11.464      $14.032           0
                                                                      2004       $14.032      $16.732           0
                                                                      2005       $16.732      $17.815           0
                                                                      2006       $17.815      $22.194           0
                                                                      2007       $22.194      $26.101           0
                                                                      2008       $26.101      $17.790           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.367           0
                                                                      2003       $10.367      $13.537       2,118
                                                                      2004       $13.537      $15.745       1,673
                                                                      2005       $15.745      $17.316       1,617
                                                                      2006       $17.316      $17.907         569
                                                                      2007       $17.907      $18.226         554
                                                                      2008       $18.226       $9.732         629
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.103         890
                                                                      2003       $10.103      $12.376       5,279
                                                                      2004       $12.376      $12.746       6,442
                                                                      2005       $12.746      $13.211       5,936
                                                                      2006       $13.211      $13.660       3,934
                                                                      2007       $13.660      $14.133       3,053
                                                                      2008       $14.133       $8.726       3,054

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.103         666
                                                                      2005       $11.103      $12.099         623
                                                                      2006       $12.099      $12.449         602
                                                                      2007       $12.449      $14.354         526
                                                                      2008       $14.354       $7.483         612
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.316           0
                                                                      2005       $11.316      $11.554         499
                                                                      2006       $11.554      $13.148         496
                                                                      2007       $13.148      $12.591         494
                                                                      2008       $12.591       $7.926         489
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.647           0
                                                                      2003       $10.647      $13.330       2,415
                                                                      2004       $13.330      $14.917       4,190
                                                                      2005       $14.917      $16.051       4,064
                                                                      2006       $16.051      $18.254       3,867
                                                                      2007       $18.254      $18.350       3,797
                                                                      2008       $18.350      $12.198       3,504
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.860       1,795
                                                                      2005        $9.860       $9.904       1,761
                                                                      2006        $9.904      $10.117       1,804
                                                                      2007       $10.117      $10.362       1,672
                                                                      2008       $10.362      $10.343       1,186
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.405           0
                                                                      2003        $9.405      $11.716         896
                                                                      2004       $11.716      $12.268       1,342
                                                                      2005       $12.268      $12.949       1,410
                                                                      2006       $12.949      $13.032       1,207
                                                                      2007       $13.032      $14.905         425
                                                                      2008       $14.905       $7.437         415
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.053           0
                                                                      2003       $11.053      $13.848           0
                                                                      2004       $13.848      $14.948         934
                                                                      2005       $14.948      $16.438         853
                                                                      2006       $16.438      $17.862         839
                                                                      2007       $17.862      $18.633         780
                                                                      2008       $18.633      $15.535         681

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.941          0
                                                                      2005       $10.941      $11.521        441
                                                                      2006       $11.521      $12.719        435
                                                                      2007       $12.719      $12.890        434
                                                                      2008       $12.890       $9.773        363
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.738        856
                                                                      2005       $10.738      $12.184        752
                                                                      2006       $12.184      $12.439          0
                                                                      2007       $12.439      $14.868          0
                                                                      2008       $14.868       $7.408          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.712         82
                                                                      2005       $10.712      $12.131         76
                                                                      2006       $12.131      $12.350         80
                                                                      2007       $12.350      $14.732         71
                                                                      2008       $14.732       $7.317         92
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000      $11.058          0
                                                                      2005       $11.058      $12.143        357
                                                                      2006       $12.143      $14.469        355
                                                                      2007       $14.469      $15.575        353
                                                                      2008       $15.575      $10.852        349
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2005       $10.000      $10.000          0
                                                                      2006       $10.000       $9.809          0
                                                                      2007        $9.809      $11.793          0
                                                                      2008       $11.793       $6.150          0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.561        418
                                                                      2004       $13.561      $15.818        361
                                                                      2005       $15.818      $17.510        359
                                                                      2006       $17.510      $19.204        357
                                                                      2007       $19.204      $19.387          0
                                                                      2008       $19.387      $11.323          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.280       1,270
                                                                      2005       $11.280      $12.423         442
                                                                      2006       $12.423      $14.704         398
                                                                      2007       $14.704      $15.548         377
                                                                      2008       $15.548       $8.951         507
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.273           0
                                                                      2005       $11.273      $12.398           0
                                                                      2006       $12.398      $14.665           0
                                                                      2007       $14.665      $15.493           0
                                                                      2008       $15.493       $8.899           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.695           0
                                                                      2003       $10.695      $14.484         688
                                                                      2004       $14.484      $19.327       1,360
                                                                      2005       $19.327      $22.128       1,220
                                                                      2006       $22.128      $29.874       1,114
                                                                      2007       $29.874      $24.232       1,111
                                                                      2008       $24.232      $14.718       1,270



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income (5) UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.242       8,349
                                                            2007       $10.242      $11.774      21,067
                                                            2008       $11.774       $6.613      16,803
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.433           0
                                                            2007       $10.433      $11.085           0
                                                            2008       $11.085       $8.130           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.463       6,764
                                                            2007       $10.463      $11.275      11,814
                                                            2008       $11.275       $7.426      10,842
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.472           0
                                                            2007       $10.472      $11.399           0
                                                            2008       $11.399       $6.907           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.324           0
                                                            2007       $10.324      $10.716           0
                                                            2008       $10.716       $9.378           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.720           0
                                                            2007        $9.720      $11.650           0
                                                            2008       $11.650       $6.306       2,030

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.794            0
                                                                      2007       $10.794      $11.126            0
                                                                      2008       $11.126       $6.853        1,020
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.852        1,804
                                                                      2007        $9.852      $11.135        1,455
                                                                      2008       $11.135       $6.591        1,155
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.844            0
                                                                      2003       $10.844      $13.359       98,148
                                                                      2004       $13.359      $14.483      109,227
                                                                      2005       $14.483      $14.695      113,871
                                                                      2006       $14.695      $16.817       94,459
                                                                      2007       $16.817      $15.869       79,494
                                                                      2008       $15.869      $10.087       54,943
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.210       19,467
                                                                      2005       $11.210      $11.164       93,549
                                                                      2006       $11.164      $12.938      138,742
                                                                      2007       $12.938      $13.155      134,476
                                                                      2008       $13.155       $9.070      100,997
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.515        1,154
                                                                      2005       $10.515      $10.415       37,142
                                                                      2006       $10.415      $11.321       68,499
                                                                      2007       $11.321      $11.786       62,843
                                                                      2008       $11.786       $7.562       57,250
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.528          536
                                                                      2003       $11.528      $15.507        9,198
                                                                      2004       $15.507      $16.942        6,656
                                                                      2005       $16.942      $17.401        6,326
                                                                      2006       $17.401      $18.538        3,227
                                                                      2007       $18.538      $20.209        1,135
                                                                      2008       $20.209      $11.389        1,076
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.218          819
                                                                      2003       $11.218      $14.527       35,922
                                                                      2004       $14.527      $17.619       47,975
                                                                      2005       $17.619      $18.784       55,040
                                                                      2006       $18.784      $21.537       45,665
                                                                      2007       $21.537      $20.604       44,326
                                                                      2008       $20.604      $13.526       31,312

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.225          176
                                                                      2005       $10.225      $10.263        1,854
                                                                      2006       $10.263      $10.463        5,117
                                                                      2007       $10.463      $10.931       29,897
                                                                      2008       $10.931      $11.527       55,545
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.989        2,210
                                                                      2007       $10.989      $12.045       10,011
                                                                      2008       $12.045       $8.446        3,769
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.318        3,032
                                                                      2003       $10.318      $12.656       83,235
                                                                      2004       $12.656      $13.971      103,523
                                                                      2005       $13.971      $15.139      120,949
                                                                      2006       $15.139      $17.566      141,029
                                                                      2007       $17.566      $17.813      144,092
                                                                      2008       $17.813      $10.980      107,997
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.226            0
                                                                      2003       $11.226      $16.833       17,819
                                                                      2004       $16.833      $20.576        8,488
                                                                      2005       $20.576      $25.699       12,992
                                                                      2006       $25.699      $32.264       11,880
                                                                      2007       $32.264      $40.721       15,205
                                                                      2008       $40.721      $18.874       14,594
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.468            0
                                                                      2003       $10.468      $13.564       14,556
                                                                      2004       $13.564      $15.759       24,268
                                                                      2005       $15.759      $17.017       39,542
                                                                      2006       $17.017      $20.256       48,162
                                                                      2007       $20.256      $22.920       52,888
                                                                      2008       $22.920      $13.393       45,770
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.714            0
                                                                      2003       $10.714      $12.857        1,912
                                                                      2004       $12.857      $14.458        1,903
                                                                      2005       $14.458      $13.735        1,874
                                                                      2006       $13.735      $15.182        1,864
                                                                      2007       $15.182      $16.515          468
                                                                      2008       $16.515      $17.191          286

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.901       1,104
                                                                      2005       $10.901      $11.427       3,666
                                                                      2006       $11.427      $12.840       5,910
                                                                      2007       $12.840      $13.429       6,924
                                                                      2008       $13.429       $9.388       6,672
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.352           0
                                                                      2005       $10.352      $10.279      11,747
                                                                      2006       $10.279      $11.015      33,173
                                                                      2007       $11.015      $11.463      37,013
                                                                      2008       $11.463       $9.265      33,186
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.885       2,680
                                                                      2005       $10.885      $11.015       6,703
                                                                      2006       $11.015      $12.662      12,101
                                                                      2007       $12.662      $12.835      12,806
                                                                      2008       $12.835       $7.998      12,188
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.133       1,325
                                                                      2005       $11.133      $11.417       4,636
                                                                      2006       $11.417      $12.073       7,789
                                                                      2007       $12.073      $14.350      11,280
                                                                      2008       $14.350       $8.685       6,646
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.116       6,288
                                                                      2005       $11.116      $11.791      49,961
                                                                      2006       $11.791      $12.971      64,141
                                                                      2007       $12.971      $12.785      70,453
                                                                      2008       $12.785       $7.599      52,425
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.689           0
                                                                      2003       $10.689      $13.063      56,222
                                                                      2004       $13.063      $14.057      55,093
                                                                      2005       $14.057      $14.284      33,413
                                                                      2006       $14.284      $15.521      24,243
                                                                      2007       $15.521      $15.740      21,953
                                                                      2008       $15.740       $8.698      20,542
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.100           0
                                                                      2005       $10.100      $10.130       1,655
                                                                      2006       $10.130      $10.419      11,977
                                                                      2007       $10.419      $10.628      16,100
                                                                      2008       $10.628       $6.346      13,457

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.264      39,151
                                                                      2004       $12.264      $12.815      55,273
                                                                      2005       $12.815      $13.172      64,277
                                                                      2006       $13.172      $13.902      62,970
                                                                      2007       $13.902      $15.512      40,474
                                                                      2008       $15.512       $8.261      32,399
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.141           0
                                                                      2003       $10.141      $14.200      23,494
                                                                      2004       $14.200      $16.545      30,535
                                                                      2005       $16.545      $18.497      26,045
                                                                      2006       $18.497      $21.278      26,606
                                                                      2007       $21.278      $22.120      16,588
                                                                      2008       $22.120      $12.936      12,950
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.654           0
                                                                      2003       $10.654      $12.927       9,106
                                                                      2004       $12.927      $13.776      29,027
                                                                      2005       $13.776      $13.773      30,149
                                                                      2006       $13.773      $14.746      29,398
                                                                      2007       $14.746      $14.383      27,217
                                                                      2008       $14.383       $3.020      36,485
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.170           0
                                                                      2003       $10.170      $12.604      39,002
                                                                      2004       $12.604      $13.482      57,144
                                                                      2005       $13.482      $13.974      86,787
                                                                      2006       $13.974      $15.718      90,105
                                                                      2007       $15.718      $16.043      88,455
                                                                      2008       $16.043       $9.650      76,397
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.347           0
                                                                      2003       $10.347      $14.628      21,810
                                                                      2004       $14.628      $17.087      25,997
                                                                      2005       $17.087      $18.375      22,447
                                                                      2006       $18.375      $20.650      26,846
                                                                      2007       $20.650      $19.955      17,283
                                                                      2008       $19.955      $12.125      15,428
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.054           0
                                                                      2003       $10.054      $12.361       7,210
                                                                      2004       $12.361      $14.469      11,487
                                                                      2005       $14.469      $15.881      16,172
                                                                      2006       $15.881      $15.986      14,857
                                                                      2007       $15.986      $16.612      21,826
                                                                      2008       $16.612       $8.269      21,237

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.544          563
                                                                      2003       $10.544      $12.108       72,736
                                                                      2004       $12.108      $12.868       80,666
                                                                      2005       $12.868      $12.925      114,915
                                                                      2006       $12.925      $13.585      120,111
                                                                      2007       $13.585      $14.585       98,494
                                                                      2008       $14.585      $12.224       73,208
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.381            0
                                                                      2003       $10.381      $12.402        4,970
                                                                      2004       $12.402      $13.263        4,618
                                                                      2005       $13.263      $13.906        4,589
                                                                      2006       $13.906      $15.383        5,394
                                                                      2007       $15.383      $15.518       13,028
                                                                      2008       $15.518      $10.141        9,407
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.791        5,783
                                                                      2003       $10.791      $13.472       25,332
                                                                      2004       $13.472      $14.671       30,215
                                                                      2005       $14.671      $15.132       27,204
                                                                      2006       $15.132      $17.192       20,592
                                                                      2007       $17.192      $15.830       13,453
                                                                      2008       $15.830       $9.511        8,550
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.717            0
                                                                      2003        $9.717      $11.275       12,431
                                                                      2004       $11.275      $11.838       14,033
                                                                      2005       $11.838      $13.135       12,390
                                                                      2006       $13.135      $13.234       11,694
                                                                      2007       $13.234      $12.891        9,373
                                                                      2008       $12.891      $10.477        7,694
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.734            0
                                                                      2003       $10.734      $13.312       15,420
                                                                      2004       $13.312      $14.423       20,210
                                                                      2005       $14.423      $14.575       27,501
                                                                      2006       $14.575      $15.789       34,430
                                                                      2007       $15.789      $15.905       27,408
                                                                      2008       $15.905      $11.525       18,832

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.178          582
                                                                      2003       $10.178      $10.417       55,791
                                                                      2004       $10.417      $10.662       78,829
                                                                      2005       $10.662      $10.697      106,842
                                                                      2006       $10.697      $10.959      121,324
                                                                      2007       $10.959      $11.301       78,045
                                                                      2008       $11.301       $8.426       56,342
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.597        3,291
                                                                      2003       $10.597      $13.350       15,589
                                                                      2004       $13.350      $15.203       20,950
                                                                      2005       $15.203      $16.719       21,198
                                                                      2006       $16.719      $20.930       21,423
                                                                      2007       $20.930      $22.227       19,093
                                                                      2008       $22.227      $12.210       14,119
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.400        2,980
                                                                      2003       $10.400      $12.960       11,476
                                                                      2004       $12.960      $14.308       11,443
                                                                      2005       $14.308      $15.259       11,807
                                                                      2006       $15.259      $17.040       11,544
                                                                      2007       $17.040      $15.836       10,778
                                                                      2008       $15.836       $9.382        9,692
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.978       29,772
                                                                      2003        $9.978       $9.829       76,158
                                                                      2004        $9.829       $9.697       92,625
                                                                      2005        $9.697       $9.745      120,835
                                                                      2006        $9.745       $9.971      125,915
                                                                      2007        $9.971      $10.239      113,685
                                                                      2008       $10.239      $10.293       95,120
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.372        1,190
                                                                      2003       $10.372      $13.463       13,721
                                                                      2004       $13.463      $14.556        9,967
                                                                      2005       $14.556      $15.694       10,189
                                                                      2006       $15.694      $16.699       10,261
                                                                      2007       $16.699      $17.304        9,259
                                                                      2008       $17.304      $10.388        9,099
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.197            0
                                                                      2003       $11.197      $14.539       18,747
                                                                      2004       $14.539      $16.447       17,723
                                                                      2005       $16.447      $17.071       23,253
                                                                      2006       $17.071      $19.412       25,548
                                                                      2007       $19.412      $18.093       22,953
                                                                      2008       $18.093       $9.796       23,236

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.635       2,928
                                                                      2003       $10.635      $13.064       7,566
                                                                      2004       $13.064      $13.772       8,928
                                                                      2005       $13.772      $14.175       9,112
                                                                      2006       $14.175      $15.465       9,088
                                                                      2007       $15.465      $15.241       6,869
                                                                      2008       $15.241       $9.179       6,038
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.508       6,561
                                                                      2003       $10.508      $12.054      30,177
                                                                      2004       $12.054      $12.784      33,855
                                                                      2005       $12.784      $13.031      33,177
                                                                      2006       $13.031      $14.295      32,030
                                                                      2007       $14.295      $14.143      26,082
                                                                      2008       $14.143       $8.216      13,669
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.462           0
                                                                      2003       $11.462      $14.023       1,967
                                                                      2004       $14.023      $16.713       1,952
                                                                      2005       $16.713      $17.786       2,417
                                                                      2006       $17.786      $22.146       2,097
                                                                      2007       $22.146      $26.032       2,047
                                                                      2008       $26.032      $17.734       1,355
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.365         868
                                                                      2003       $10.365      $13.529      11,133
                                                                      2004       $13.529      $15.727      16,390
                                                                      2005       $15.727      $17.288      11,948
                                                                      2006       $17.288      $17.868       9,085
                                                                      2007       $17.868      $18.178       8,004
                                                                      2008       $18.178       $9.701       7,870
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.102         421
                                                                      2003       $10.102      $12.368      50,154
                                                                      2004       $12.368      $12.732      59,140
                                                                      2005       $12.732      $13.190      47,884
                                                                      2006       $13.190      $13.631      32,555
                                                                      2007       $13.631      $14.095      15,742
                                                                      2008       $14.095       $8.699      13,149

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.100       7,590
                                                                      2005       $11.100      $12.088      14,568
                                                                      2006       $12.088      $12.432       5,685
                                                                      2007       $12.432      $14.327       5,481
                                                                      2008       $14.327       $7.465       4,918
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.312       7,566
                                                                      2005       $11.312      $11.544      47,008
                                                                      2006       $11.544      $13.130      35,292
                                                                      2007       $13.130      $12.568      29,966
                                                                      2008       $12.568       $7.907      52,497
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.646           0
                                                                      2003       $10.646      $13.322      26,444
                                                                      2004       $13.322      $14.901      28,675
                                                                      2005       $14.901      $16.024      35,330
                                                                      2006       $16.024      $18.215      54,811
                                                                      2007       $18.215      $18.301      61,816
                                                                      2008       $18.301      $12.159      20,862
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.855      24,474
                                                                      2005        $9.855       $9.894      87,757
                                                                      2006        $9.894      $10.102      58,215
                                                                      2007       $10.102      $10.341      31,920
                                                                      2008       $10.341      $10.317      18,841
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.404           0
                                                                      2003        $9.404      $11.709       9,965
                                                                      2004       $11.709      $12.254      22,713
                                                                      2005       $12.254      $12.928      25,995
                                                                      2006       $12.928      $13.004      24,678
                                                                      2007       $13.004      $14.865      51,516
                                                                      2008       $14.865       $7.413      25,426
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.052           0
                                                                      2003       $11.052      $13.840       2,341
                                                                      2004       $13.840      $14.932       4,599
                                                                      2005       $14.932      $16.411       9,801
                                                                      2006       $16.411      $17.824       5,072
                                                                      2007       $17.824      $18.584       5,129
                                                                      2008       $18.584      $15.486       3,333

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.937       9,093
                                                                      2005       $10.937      $11.511       9,664
                                                                      2006       $11.511      $12.702      11,816
                                                                      2007       $12.702      $12.866      11,931
                                                                      2008       $12.866       $9.750       8,295
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.734      16,233
                                                                      2005       $10.734      $12.174      18,196
                                                                      2006       $12.174      $12.422      14,406
                                                                      2007       $12.422      $14.840      11,317
                                                                      2008       $14.840       $7.390      12,972
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.709       4,820
                                                                      2005       $10.709      $12.121       6,583
                                                                      2006       $12.121      $12.333       6,509
                                                                      2007       $12.333      $14.705       6,024
                                                                      2008       $14.705       $7.300      10,574
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.052       2,621
                                                                      2005       $11.052      $12.131      16,699
                                                                      2006       $12.131      $14.447      24,446
                                                                      2007       $14.447      $15.543      16,771
                                                                      2008       $15.543      $10.825      33,803
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.806       3,567
                                                                      2007        $9.806      $11.783      16,833
                                                                      2008       $11.783       $6.142      12,954
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.556       5,693
                                                                      2004       $13.556      $15.804      10,396
                                                                      2005       $15.804      $17.487      13,315
                                                                      2006       $17.487      $19.168       6,208
                                                                      2007       $19.168      $19.341       6,492
                                                                      2008       $19.341      $11.291       7,929

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.276      20,359
                                                                      2005       $11.276      $12.412      18,928
                                                                      2006       $12.412      $14.684      12,357
                                                                      2007       $14.684      $15.519       8,281
                                                                      2008       $15.519       $8.930       6,457
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.269       3,037
                                                                      2005       $11.269      $12.387       3,525
                                                                      2006       $12.387      $14.645       6,065
                                                                      2007       $14.645      $15.464       6,086
                                                                      2008       $15.464       $8.878       5,850
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.694           0
                                                                      2003       $10.694      $14.475       9,704
                                                                      2004       $14.475      $10.305      26,449
                                                                      2005       $19.305      $22.091      41,004
                                                                      2006       $22.091      $29.810      37,124
                                                                      2007       $29.810      $24.167      24,342
                                                                      2008       $24.167      $14.671      18,591



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income (5) UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.238         0
                                                            2007       $10.238      $11.764         0
                                                            2008       $11.764       $6.604         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.429         0
                                                            2007       $10.429      $11.076         0
                                                            2008       $11.076       $8.119         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.459         0
                                                            2007       $10.459      $11.266         0
                                                            2008       $11.266       $7.416         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.468         0
                                                            2007       $10.468      $11.389         0
                                                            2008       $11.389       $6.898         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.320         0
                                                            2007       $10.320      $10.707         0
                                                            2008       $10.707       $9.366         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.716         0
                                                            2007        $9.716      $11.640         0
                                                            2008       $11.640       $6.297         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.791           0
                                                                      2007       $10.791      $11.117           0
                                                                      2008       $11.117       $6.843           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.848           0
                                                                      2007        $9.848      $11.126           0
                                                                      2008       $11.126       $6.582           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.698      $13.355       3,365
                                                                      2004       $13.355      $14.471       3,311
                                                                      2005       $14.471      $14.675       3,335
                                                                      2006       $14.675      $16.785       1,929
                                                                      2007       $16.785      $15.831       2,036
                                                                      2008       $15.831      $10.058       2,014
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.206           0
                                                                      2005       $11.206      $11.154           0
                                                                      2006       $11.154      $12.920           0
                                                                      2007       $12.920      $13.131           0
                                                                      2008       $13.131       $9.048           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.513           0
                                                                      2005       $10.513      $10.409           0
                                                                      2006       $10.409      $11.308           0
                                                                      2007       $11.308      $11.766           0
                                                                      2008       $11.766       $7.546           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.821      $15.501       1,862
                                                                      2004       $15.501      $16.928           0
                                                                      2005       $16.928      $17.377           0
                                                                      2006       $17.377      $18.503           0
                                                                      2007       $18.503      $20.161           0
                                                                      2008       $20.161      $11.357           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.039      $14.522       3,151
                                                                      2004       $14.522      $17.604       4,853
                                                                      2005       $17.604      $18.758       4,494
                                                                      2006       $18.758      $21.497       4,065
                                                                      2007       $21.497      $20.555       2,263
                                                                      2008       $20.555      $13.487       2,882

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.221           0
                                                                      2005       $10.221      $10.254           0
                                                                      2006       $10.254      $10.449           0
                                                                      2007       $10.449      $10.911           0
                                                                      2008       $10.911      $11.500           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.985           0
                                                                      2007       $10.985      $12.034           0
                                                                      2008       $12.034       $8.434           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.599      $12.651         227
                                                                      2004       $12.651      $13.959         224
                                                                      2005       $13.959      $15.118         208
                                                                      2006       $15.118      $17.533         193
                                                                      2007       $17.533      $17.771         182
                                                                      2008       $17.771      $10.948         167
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.674      $16.828           0
                                                                      2004       $16.828      $20.558           0
                                                                      2005       $20.558      $25.664          53
                                                                      2006       $25.664      $32.204         523
                                                                      2007       $32.204      $40.624         425
                                                                      2008       $40.624      $18.820         464
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.377      $13.561           0
                                                                      2004       $13.561      $15.746           0
                                                                      2005       $15.746      $16.994         237
                                                                      2006       $16.994      $20.219       1,672
                                                                      2007       $20.219      $22.865       1,634
                                                                      2008       $22.865      $13.354       1,550
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.583      $12.853           0
                                                                      2004       $12.853      $14.446           0
                                                                      2005       $14.446      $13.716           0
                                                                      2006       $13.716      $15.154           0
                                                                      2007       $15.154      $16.476           0
                                                                      2008       $16.476      $17.142           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.899           0
                                                                      2005       $10.899      $11.420           0
                                                                      2006       $11.420      $12.826           0
                                                                      2007       $12.826      $13.407           0
                                                                      2008       $13.407       $9.368           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.351           0
                                                                      2005       $10.351      $10.273           0
                                                                      2006       $10.273      $11.003           0
                                                                      2007       $11.003      $11.444           0
                                                                      2008       $11.444       $9.244           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.884           0
                                                                      2005       $10.884      $11.008           0
                                                                      2006       $11.008      $12.647           0
                                                                      2007       $12.647      $12.814           0
                                                                      2008       $12.814       $7.980           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.132           0
                                                                      2005       $11.132      $11.409          69
                                                                      2006       $11.409      $12.060       6,856
                                                                      2007       $12.060      $14.326       6,825
                                                                      2008       $14.326       $8.666       6,794
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.115           0
                                                                      2005       $11.115      $11.784          45
                                                                      2006       $11.784      $12.956           0
                                                                      2007       $12.956      $12.764           0
                                                                      2008       $12.764       $7.582           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.104      $13.059           0
                                                                      2004       $13.059      $14.045           0
                                                                      2005       $14.045      $14.265           0
                                                                      2006       $14.265      $15.492           0
                                                                      2007       $15.492      $15.703           0
                                                                      2008       $15.703       $8.673           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.099           0
                                                                      2005       $10.099      $10.124           0
                                                                      2006       $10.124      $10.407           0
                                                                      2007       $10.407      $10.611           0
                                                                      2008       $10.611       $6.333           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.260       2,809
                                                                      2004       $12.260      $12.805           0
                                                                      2005       $12.805      $13.154         694
                                                                      2006       $13.154      $13.876           0
                                                                      2007       $13.876      $15.475           0
                                                                      2008       $15.475       $8.237           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.079      $14.195           0
                                                                      2004       $14.195      $16.531           0
                                                                      2005       $16.531      $18.472           0
                                                                      2006       $18.472      $21.238           0
                                                                      2007       $21.238      $22.068           0
                                                                      2008       $22.068      $12.898           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.727      $12.922       8,760
                                                                      2004       $12.922      $13.764      16,336
                                                                      2005       $13.764      $13.755      16,798
                                                                      2006       $13.755      $14.718      13,757
                                                                      2007       $14.718      $14.349      11,371
                                                                      2008       $14.349       $3.011      16,548
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.460      $12.599         225
                                                                      2004       $12.599      $13.471         232
                                                                      2005       $13.471      $13.955         225
                                                                      2006       $13.955      $15.688         214
                                                                      2007       $15.688      $16.005         197
                                                                      2008       $16.005       $9.622         192
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.710      $14.623       2,065
                                                                      2004       $14.623      $17.072       1,909
                                                                      2005       $17.072      $18.350       1,935
                                                                      2006       $18.350      $20.612       1,878
                                                                      2007       $20.612      $19.908         210
                                                                      2008       $19.908      $12.090         209
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.337      $12.356       1,926
                                                                      2004       $12.356      $14.456       1,759
                                                                      2005       $14.456      $15.860       1,675
                                                                      2006       $15.860      $15.957       1,653
                                                                      2007       $15.957      $16.573       1,592
                                                                      2008       $16.573       $8.245       1,831
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.243      $12.104           0
                                                                      2004       $12.104      $12.857           0
                                                                      2005       $12.857      $12.907           0
                                                                      2006       $12.907      $13.559           0
                                                                      2007       $13.559      $14.550           0
                                                                      2008       $14.550      $12.189           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.748      $12.398           0
                                                                      2004       $12.398      $13.252           0
                                                                      2005       $13.252      $13.887           0
                                                                      2006       $13.887      $15.354           0
                                                                      2007       $15.354      $15.481           0
                                                                      2008       $15.481      $10.112           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.989      $13.468       3,461
                                                                      2004       $13.468      $14.659       3,469
                                                                      2005       $14.659      $15.111       3,408
                                                                      2006       $15.111      $17.160       1,860
                                                                      2007       $17.160      $15.793       1,972
                                                                      2008       $15.793       $9.483       2,013
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.230      $11.271       1,302
                                                                      2004       $11.271      $11.828       1,389
                                                                      2005       $11.828      $13.117       1,335
                                                                      2006       $13.117      $13.209       1,306
                                                                      2007       $13.209      $12.860       1,404
                                                                      2008       $12.860      $10.447       1,123
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.861      $13.308         208
                                                                      2004       $13.308      $14.411       3,139
                                                                      2005       $14.411      $14.555       3,098
                                                                      2006       $14.555      $15.759       3,081
                                                                      2007       $15.759      $15.867       3,049
                                                                      2008       $15.867      $11.492       2,643
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.352      $10.414       4,592
                                                                      2004       $10.414      $10.653       5,209
                                                                      2005       $10.653      $10.683       5,209
                                                                      2006       $10.683      $10.939       4,708
                                                                      2007       $10.939      $11.274       1,086
                                                                      2008       $11.274       $8.402         862
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.571      $13.345       2,239
                                                                      2004       $13.345      $15.190       2,343
                                                                      2005       $15.190      $16.696       2,016
                                                                      2006       $16.696      $20.891       1,654
                                                                      2007       $20.891      $22.174       3,116
                                                                      2008       $22.174      $12.174       3,738

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.688      $12.956         219
                                                                      2004       $12.956      $14.296         222
                                                                      2005       $14.296      $15.238         211
                                                                      2006       $15.238      $17.008         200
                                                                      2007       $17.008      $15.799         198
                                                                      2008       $15.799       $9.355         191
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.933       $9.826          61
                                                                      2004        $9.826       $9.689          73
                                                                      2005        $9.689       $9.732          79
                                                                      2006        $9.732       $9.953          81
                                                                      2007        $9.953      $10.215          87
                                                                      2008       $10.215      $10.264          63
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.975      $13.459           0
                                                                      2004       $13.459      $14.543           0
                                                                      2005       $14.543      $15.673           0
                                                                      2006       $15.673      $16.668           0
                                                                      2007       $16.668      $17.263           0
                                                                      2008       $17.263      $10.358           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.317      $14.533       8,832
                                                                      2004       $14.533      $16.433       8,984
                                                                      2005       $16.433      $17.048       8,415
                                                                      2006       $17.048      $19.375       7,438
                                                                      2007       $19.375      $18.050       7,286
                                                                      2008       $18.050       $9.767      10,881
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.837      $13.059           0
                                                                      2004       $13.059      $13.760           0
                                                                      2005       $13.760      $14.156           0
                                                                      2006       $14.156      $15.436           0
                                                                      2007       $15.436      $15.204           0
                                                                      2008       $15.204       $9.153           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.678      $12.050         233
                                                                      2004       $12.050      $12.773         239
                                                                      2005       $12.773      $13.013         237
                                                                      2006       $13.013      $14.268         235
                                                                      2007       $14.268      $14.109         228
                                                                      2008       $14.109       $8.193         201

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $10.989      $13.468       3,461
                                                                      2004       $13.468      $16.699           0
                                                                      2005       $16.699      $17.762           0
                                                                      2006       $17.762      $22.105           0
                                                                      2007       $22.105      $25.970           0
                                                                      2008       $25.970      $17.683           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.794      $13.524       3,164
                                                                      2004       $13.524      $15.713       3,459
                                                                      2005       $15.713      $17.264       2,997
                                                                      2006       $17.264      $17.835       2,790
                                                                      2007       $17.835      $18.134       2,439
                                                                      2008       $18.134       $9.673       3,809
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.575      $12.264      11,872
                                                                      2004       $12.264      $12.721      13,626
                                                                      2005       $12.721      $13.172      13,285
                                                                      2006       $13.172      $13.605      12,848
                                                                      2007       $13.605      $14.062      14,015
                                                                      2008       $14.062       $8.673      16,623
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.096       2,235
                                                                      2005       $11.096      $12.078       2,204
                                                                      2006       $12.078      $12.415       2,300
                                                                      2007       $12.415      $14.300          60
                                                                      2008       $14.300       $7.447          69
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.309           0
                                                                      2005       $11.309      $11.534         644
                                                                      2006       $11.534      $13.112           0
                                                                      2007       $13.112      $12.544           0
                                                                      2008       $12.544       $7.889           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.775      $13.317           0
                                                                      2004       $13.317      $14.888           0
                                                                      2005       $14.888      $16.003           0
                                                                      2006       $16.003      $18.181           0
                                                                      2007       $18.181      $18.258           0
                                                                      2008       $18.258      $12.124           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.850         0
                                                                      2005        $9.850       $9.884         0
                                                                      2006        $9.884      $10.086         0
                                                                      2007       $10.086      $10.320         0
                                                                      2008       $10.320      $10.290         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.925      $11.705         0
                                                                      2004       $11.705      $12.243         0
                                                                      2005       $12.243      $12.911         0
                                                                      2006       $12.911      $12.980         0
                                                                      2007       $12.980      $14.830         0
                                                                      2008       $14.830       $7.392         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.285      $13.835         0
                                                                      2004       $13.835      $14.919         0
                                                                      2005       $14.919      $16.389         0
                                                                      2006       $16.389      $17.790         0
                                                                      2007       $17.790      $18.540         0
                                                                      2008       $18.540      $15.441         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.933         0
                                                                      2005       $10.933      $11.501         0
                                                                      2006       $11.501      $12.684         0
                                                                      2007       $12.684      $12.842         0
                                                                      2008       $12.842       $9.726         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.730         0
                                                                      2005       $10.730      $12.164         0
                                                                      2006       $12.164      $12.405         0
                                                                      2007       $12.405      $14.813         0
                                                                      2008       $14.813       $7.373         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.705         0
                                                                      2005       $10.705      $12.111         0
                                                                      2006       $12.111      $12.316         0
                                                                      2007       $12.316      $14.677         0
                                                                      2008       $14.677       $7.282         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.047           0
                                                                      2005       $11.047      $12.118           0
                                                                      2006       $12.118      $14.425           0
                                                                      2007       $14.425      $15.511           0
                                                                      2008       $15.511      $10.797           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.803           0
                                                                      2007        $9.803      $11.773           0
                                                                      2008       $11.773       $6.133           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.552           0
                                                                      2004       $13.552      $15.791           0
                                                                      2005       $15.791      $17.463           0
                                                                      2006       $17.463      $19.132           0
                                                                      2007       $19.132      $19.295           0
                                                                      2008       $19.295      $11.258           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.272       2,294
                                                                      2005       $11.272      $12.402       2,276
                                                                      2006       $12.402      $14.664       2,222
                                                                      2007       $14.664      $15.490          54
                                                                      2008       $15.490       $8.909          55
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.265           0
                                                                      2005       $11.265      $12.377           0
                                                                      2006       $12.377      $14.626           0
                                                                      2007       $14.626      $15.435           0
                                                                      2008       $15.435       $8.857           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.376      $14.470           0
                                                                      2004       $14.470      $19.288           0
                                                                      2005       $19.288      $22.061           0
                                                                      2006       $22.061      $29.754           0
                                                                      2007       $29.754      $24.110           0
                                                                      2008       $24.110      $14.629           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.235         0
                                                            2007       $10.235      $11.754         0
                                                            2008       $11.754       $6.595         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.426         0
                                                            2007       $10.426      $11.066         0
                                                            2008       $11.066       $8.108         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.455         0
                                                            2007       $10.455      $11.256         0
                                                            2008       $11.256       $7.406         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.464         0
                                                            2007       $10.464      $11.380         0
                                                            2008       $11.380       $6.888         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.317         0
                                                            2007       $10.317      $10.698         0
                                                            2008       $10.698       $9.353         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.713         0
                                                            2007        $9.713      $11.630         0
                                                            2008       $11.630       $6.289         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.787           0
                                                                      2007       $10.787      $11.107           0
                                                                      2008       $11.107       $6.834           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.845           0
                                                                      2007        $9.845      $11.116           0
                                                                      2008       $11.116       $6.573           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.842           0
                                                                      2003       $10.842      $13.343       6,426
                                                                      2004       $13.343      $14.451       6,510
                                                                      2005       $14.451      $14.647       7,421
                                                                      2006       $14.647      $16.745         208
                                                                      2007       $16.745      $15.785       2,106
                                                                      2008       $15.785      $10.023       1,350
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.202           0
                                                                      2005       $11.202      $11.145       2,174
                                                                      2006       $11.145      $12.903         452
                                                                      2007       $12.903      $13.106       2,155
                                                                      2008       $13.106       $9.027         658
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.512       2,546
                                                                      2005       $10.512      $10.402       5,101
                                                                      2006       $10.402      $11.295           0
                                                                      2007       $11.295      $11.747       4,544
                                                                      2008       $11.747       $7.530       2,486
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.525           0
                                                                      2003       $11.525      $15.487         710
                                                                      2004       $15.487      $16.904         699
                                                                      2005       $16.904      $17.344         410
                                                                      2006       $17.344      $18.459         323
                                                                      2007       $18.459      $20.102           0
                                                                      2008       $20.102      $11.317           0
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.215           0
                                                                      2003       $11.215      $14.509       5,023
                                                                      2004       $14.509      $17.579       5,513
                                                                      2005       $17.579      $18.722       6,509
                                                                      2006       $18.722      $21.445           0
                                                                      2007       $21.445      $20.495       2,275
                                                                      2008       $20.495      $13.440       1,693

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.218      44,845
                                                                      2005       $10.218      $10.245      45,581
                                                                      2006       $10.245      $10.435           0
                                                                      2007       $10.435      $10.891      45,574
                                                                      2008       $10.891      $11.472      45,571
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.981           0
                                                                      2007       $10.981      $12.024           0
                                                                      2008       $12.024       $8.423           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.315           0
                                                                      2003       $10.315      $12.640       9,005
                                                                      2004       $12.640      $13.939       9,265
                                                                      2005       $13.939      $15.089      10,039
                                                                      2006       $15.089      $17.490         257
                                                                      2007       $17.490      $17.719       3,705
                                                                      2008       $17.719      $10.910       2,612
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.223           0
                                                                      2003       $11.223      $16.813       1,398
                                                                      2004       $16.813      $20.529       1,470
                                                                      2005       $20.529      $25.615       1,211
                                                                      2006       $25.615      $32.126           0
                                                                      2007       $32.126      $40.505         157
                                                                      2008       $40.505      $18.755         198
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.466           0
                                                                      2003       $10.466      $13.549       5,060
                                                                      2004       $13.549      $15.724      36,128
                                                                      2005       $15.724      $16.961      38,734
                                                                      2006       $16.961      $20.170         156
                                                                      2007       $20.170      $22.798      33,984
                                                                      2008       $22.798      $13.308      32,528
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.712           0
                                                                      2003       $10.712      $12.841           0
                                                                      2004       $12.841      $14.426           0
                                                                      2005       $14.426      $13.690           0
                                                                      2006       $13.690      $15.117           0
                                                                      2007       $15.117      $16.428           0
                                                                      2008       $16.428      $17.083           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.898      87,927
                                                                      2005       $10.898      $11.413      89,292
                                                                      2006       $11.413      $12.811           0
                                                                      2007       $12.811      $13.385      89,256
                                                                      2008       $13.385       $9.348      89,102
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.349      44,723
                                                                      2005       $10.349      $10.266      45,957
                                                                      2006       $10.266      $10.990           0
                                                                      2007       $10.990      $11.425      46,285
                                                                      2008       $11.425       $9.224      45,309
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.882           0
                                                                      2005       $10.882      $11.001       1,379
                                                                      2006       $11.001      $12.633           0
                                                                      2007       $12.633      $12.793       1,366
                                                                      2008       $12.793       $7.963       1,360
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.130           0
                                                                      2005       $11.130      $11.402           0
                                                                      2006       $11.402      $12.046           0
                                                                      2007       $12.046      $14.302           0
                                                                      2008       $14.302       $8.648           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.113         963
                                                                      2005       $11.113      $11.776       4,779
                                                                      2006       $11.776      $12.941           0
                                                                      2007       $12.941      $12.743       4,583
                                                                      2008       $12.743       $7.566       2,333
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.687           0
                                                                      2003       $10.687      $13.047       3,436
                                                                      2004       $13.047      $14.025       3,614
                                                                      2005       $14.025      $14.237       4,702
                                                                      2006       $14.237      $15.454         166
                                                                      2007       $15.454      $15.657       2,243
                                                                      2008       $15.657       $8.643       2,238
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.097           0
                                                                      2005       $10.097      $10.118           0
                                                                      2006       $10.118      $10.395           0
                                                                      2007       $10.395      $10.593           0
                                                                      2008       $10.593       $6.319           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.256         184
                                                                      2004       $12.256      $12.794         506
                                                                      2005       $12.794      $13.136       1,441
                                                                      2006       $13.136      $13.850         319
                                                                      2007       $13.850      $15.439       1,119
                                                                      2008       $15.439       $8.213         422
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.139           0
                                                                      2003       $10.139      $14.183       3,340
                                                                      2004       $14.183      $16.508       3,388
                                                                      2005       $16.508      $18.437       3,080
                                                                      2006       $18.437      $21.187           0
                                                                      2007       $21.187      $22.003       1,507
                                                                      2008       $22.003      $12.854       1,239
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.652           0
                                                                      2003       $10.652      $12.911         258
                                                                      2004       $12.911      $13.745       1,472
                                                                      2005       $13.745      $13.728       2,043
                                                                      2006       $13.728      $14.682         426
                                                                      2007       $14.682      $14.306       2,562
                                                                      2008       $14.306       $3.001       5,307
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.168           0
                                                                      2003       $10.168      $12.588       7,819
                                                                      2004       $12.588      $13.452       8,198
                                                                      2005       $13.452      $13.928      10,677
                                                                      2006       $13.928      $15.650         257
                                                                      2007       $15.650      $15.958       2,647
                                                                      2008       $15.958       $9.589         597
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.345           0
                                                                      2003       $10.345      $14.610       3,964
                                                                      2004       $14.610      $17.048       3,820
                                                                      2005       $17.048      $18.315       4,383
                                                                      2006       $18.315      $20.562         217
                                                                      2007       $20.562      $19.850         542
                                                                      2008       $19.850      $12.048           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.052           0
                                                                      2003       $10.052      $12.345       2,820
                                                                      2004       $12.345      $14.436       2,727
                                                                      2005       $14.436      $15.829       2,874
                                                                      2006       $15.829      $15.918         277
                                                                      2007       $15.918      $16.524         725
                                                                      2008       $16.524       $8.217         732

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.542           0
                                                                      2003       $10.542      $12.093       7,516
                                                                      2004       $12.093      $12.839      80,633
                                                                      2005       $12.839      $12.883      82,767
                                                                      2006       $12.883      $13.527           0
                                                                      2007       $13.527      $14.507      75,513
                                                                      2008       $14.507      $12.147      73,669
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.379           0
                                                                      2003       $10.379      $12.387       2,817
                                                                      2004       $12.387      $13.233       2,809
                                                                      2005       $13.233      $13.861       2,801
                                                                      2006       $13.861      $15.317           0
                                                                      2007       $15.317      $15.436       1,334
                                                                      2008       $15.436      $10.077       1,334
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.788           0
                                                                      2003       $10.788      $13.456         285
                                                                      2004       $13.456      $14.638         264
                                                                      2005       $14.638      $15.083         263
                                                                      2006       $15.083      $17.118           0
                                                                      2007       $17.118      $15.746         180
                                                                      2008       $15.746       $9.451         206
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.715           0
                                                                      2003        $9.715      $11.261         870
                                                                      2004       $11.261      $11.812         986
                                                                      2005       $11.812      $13.092         767
                                                                      2006       $13.092      $13.177           0
                                                                      2007       $13.177      $12.823           0
                                                                      2008       $12.823      $10.411           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.731           0
                                                                      2003       $10.731      $13.296       6,034
                                                                      2004       $13.296      $14.391       6,010
                                                                      2005       $14.391      $14.527       5,986
                                                                      2006       $14.527      $15.721           0
                                                                      2007       $15.721      $15.821       2,089
                                                                      2008       $15.821      $11.452       2,081

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.176           0
                                                                      2003       $10.176      $10.404      11,568
                                                                      2004       $10.404      $10.638      12,696
                                                                      2005       $10.638      $10.662      15,392
                                                                      2006       $10.662      $10.912           0
                                                                      2007       $10.912      $11.241       5,411
                                                                      2008       $11.241       $8.373       3,221
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.595           0
                                                                      2003       $10.595      $13.333         222
                                                                      2004       $13.333      $15.169         202
                                                                      2005       $15.169      $16.664         187
                                                                      2006       $16.664      $20.840           0
                                                                      2007       $20.840      $22.109          97
                                                                      2008       $22.109      $12.132          96
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.398           0
                                                                      2003       $10.398      $12.944       2,784
                                                                      2004       $12.944      $14.276       2,776
                                                                      2005       $14.276      $15.209       2,768
                                                                      2006       $15.209      $16.967           0
                                                                      2007       $16.967      $15.752       1,319
                                                                      2008       $15.752       $9.323       1,319
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.976           0
                                                                      2003        $9.976       $9.817           0
                                                                      2004        $9.817       $9.675           0
                                                                      2005        $9.675       $9.713       7,664
                                                                      2006        $9.713       $9.929           0
                                                                      2007        $9.929      $10.185       3,649
                                                                      2008       $10.185      $10.228       1,531
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.370           0
                                                                      2003       $10.370      $13.447       2,712
                                                                      2004       $13.447      $14.523       2,757
                                                                      2005       $14.523      $15.643       2,526
                                                                      2006       $15.643      $16.627           0
                                                                      2007       $16.627      $17.212           0
                                                                      2008       $17.212      $10.322           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.194           0
                                                                      2003       $11.194      $14.520       2,592
                                                                      2004       $14.520      $16.410       2,358
                                                                      2005       $16.410      $17.015       2,996
                                                                      2006       $17.015      $19.329           0
                                                                      2007       $19.329      $17.997         597
                                                                      2008       $17.997       $9.734           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.633           0
                                                                      2003       $10.633      $13.047           0
                                                                      2004       $13.047      $13.741           0
                                                                      2005       $13.741      $14.129           0
                                                                      2006       $14.129      $15.399           0
                                                                      2007       $15.399      $15.160           0
                                                                      2008       $15.160       $9.121           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.506           0
                                                                      2003       $10.506      $12.039       5,770
                                                                      2004       $12.039      $12.755       6,203
                                                                      2005       $12.755      $12.988       5,802
                                                                      2006       $12.988      $14.234           0
                                                                      2007       $14.234      $14.068       1,872
                                                                      2008       $14.068       $8.164       1,872
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.460           0
                                                                      2003       $11.460      $14.006           0
                                                                      2004       $14.006      $16.675           0
                                                                      2005       $16.675      $17.728           0
                                                                      2006       $17.728      $22.051           0
                                                                      2007       $22.051      $25.894           0
                                                                      2008       $25.894      $17.622           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.363           0
                                                                      2003       $10.363      $13.512         141
                                                                      2004       $13.512      $15.691         125
                                                                      2005       $15.691      $17.231         116
                                                                      2006       $17.231      $17.792           0
                                                                      2007       $17.792      $18.081         113
                                                                      2008       $18.081       $9.640         121
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.100           0
                                                                      2003       $10.100      $12.353       1,397
                                                                      2004       $12.353      $12.703       1,375
                                                                      2005       $12.703      $13.146       1,527
                                                                      2006       $13.146      $13.572           0
                                                                      2007       $13.572      $14.020       1,634
                                                                      2008       $14.020       $8.644       1,717

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.092           0
                                                                      2005       $11.092      $12.068           0
                                                                      2006       $12.068      $12.398           0
                                                                      2007       $12.398      $14.274           0
                                                                      2008       $14.274       $7.430           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.305         947
                                                                      2005       $11.305      $11.524       2,082
                                                                      2006       $11.524      $13.094         357
                                                                      2007       $13.094      $12.521       1,877
                                                                      2008       $12.521       $7.870         952
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.643           0
                                                                      2003       $10.643      $13.306       1,967
                                                                      2004       $13.306      $14.867       2,268
                                                                      2005       $14.867      $15.972       3,030
                                                                      2006       $15.972      $18.137           0
                                                                      2007       $18.137      $18.204       2,689
                                                                      2008       $18.204      $12.082       1,383
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.845           0
                                                                      2005        $9.845       $9.874           0
                                                                      2006        $9.874      $10.071           0
                                                                      2007       $10.071      $10.299           0
                                                                      2008       $10.299      $10.264           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.402           0
                                                                      2003        $9.402      $11.695       4,209
                                                                      2004       $11.695      $12.226       4,357
                                                                      2005       $12.226      $12.886       4,313
                                                                      2006       $12.886      $12.948         187
                                                                      2007       $12.948      $14.786         225
                                                                      2008       $14.786       $7.366         238
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.050           0
                                                                      2003       $11.050      $13.823           0
                                                                      2004       $13.823      $14.898      31,789
                                                                      2005       $14.898      $16.358      31,768
                                                                      2006       $16.358      $17.747           0
                                                                      2007       $17.747      $18.485      32,828
                                                                      2008       $18.485      $15.388      32,574

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.929      86,523
                                                                      2005       $10.929      $11.492      86,523
                                                                      2006       $11.492      $12.667           0
                                                                      2007       $12.667      $12.818      86,523
                                                                      2008       $12.818       $9.703      86,523
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.727           0
                                                                      2005       $10.727      $12.153           0
                                                                      2006       $12.153      $12.388           0
                                                                      2007       $12.388      $14.785           0
                                                                      2008       $14.785       $7.355           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.701           0
                                                                      2005       $10.701      $12.100           0
                                                                      2006       $12.100      $12.300           0
                                                                      2007       $12.300      $14.650           0
                                                                      2008       $14.650       $7.265           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.041           0
                                                                      2005       $11.041      $12.106           0
                                                                      2006       $12.106      $14.403           0
                                                                      2007       $14.403      $15.480           0
                                                                      2008       $15.480      $10.770           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.799           0
                                                                      2007        $9.799      $11.763         342
                                                                      2008       $11.763       $6.125         302
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.547          82
                                                                      2004       $13.547      $15.778         209
                                                                      2005       $15.778      $17.439         183
                                                                      2006       $17.439      $19.097           0
                                                                      2007       $19.097      $19.249         165
                                                                      2008       $19.249      $11.225         160

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.268       3,898
                                                                      2005       $11.268      $12.391       3,371
                                                                      2006       $12.391      $14.644         857
                                                                      2007       $14.644      $15.461         806
                                                                      2008       $15.461       $8.887         946
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.261           0
                                                                      2005       $11.261      $12.366           0
                                                                      2006       $12.366      $14.606           0
                                                                      2007       $14.606      $15.406           0
                                                                      2008       $15.406       $8.836           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.691           0
                                                                      2003       $10.691      $14.457       4,677
                                                                      2004       $14.457      $19.261       4,870
                                                                      2005       $19.261      $22.019       4,352
                                                                      2006       $22.019      $29.682           0
                                                                      2007       $29.682      $24.039         774
                                                                      2008       $24.039      $14.579         809



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on
  October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income (5) UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.231          0
                                                            2007       $10.231      $11.743        815
                                                            2008       $11.743       $6.586        819
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.422          0
                                                            2007       $10.422      $11.057          0
                                                            2008       $11.057       $8.097          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.452          0
                                                            2007       $10.452      $11.246          0
                                                            2008       $11.246       $7.396          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.461          0
                                                            2007       $10.461      $11.370          0
                                                            2008       $11.370       $6.879          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.313          0
                                                            2007       $10.313      $10.688          0
                                                            2008       $10.688       $9.340          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.710          0
                                                            2007        $9.710      $11.620          0
                                                            2008       $11.620       $6.280          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.783           0
                                                                      2007       $10.783      $11.098           0
                                                                      2008       $11.098       $6.825           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.841           0
                                                                      2007        $9.841      $11.107         574
                                                                      2008       $11.107       $6.564         564
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.693      $13.338      18,386
                                                                      2004       $13.338      $14.438      26,140
                                                                      2005       $14.438      $14.627      26,656
                                                                      2006       $14.627      $16.713           0
                                                                      2007       $16.713      $15.747      16,368
                                                                      2008       $15.747       $9.994      12,229
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.198       3,267
                                                                      2005       $11.198      $11.135       5,065
                                                                      2006       $11.135      $12.885           0
                                                                      2007       $12.885      $13.082       2,988
                                                                      2008       $13.082       $9.005       1,402
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.511           0
                                                                      2005       $10.511      $10.395         128
                                                                      2006       $10.395      $11.282           0
                                                                      2007       $11.282      $11.727       2,663
                                                                      2008       $11.727       $7.513       1,018
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.814      $15.482           0
                                                                      2004       $15.482      $16.889           0
                                                                      2005       $16.889      $17.320           0
                                                                      2006       $17.320      $18.424           0
                                                                      2007       $18.424      $20.054           0
                                                                      2008       $20.054      $11.285           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.033      $14.504       8,923
                                                                      2004       $14.504      $17.564           9
                                                                      2005       $17.564      $18.697       9,149
                                                                      2006       $18.697      $21.405           0
                                                                      2007       $21.405      $20.446       2,241
                                                                      2008       $20.446      $13.402       2,334

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.214           0
                                                                      2005       $10.214      $10.237           0
                                                                      2006       $10.237      $10.421           0
                                                                      2007       $10.421      $10.870           0
                                                                      2008       $10.870      $11.445      10,571
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.977           0
                                                                      2007       $10.977      $12.014           0
                                                                      2008       $12.014       $8.411           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.593      $12.636       2,862
                                                                      2004       $12.636      $13.927       7,272
                                                                      2005       $13.927      $15.069       7,809
                                                                      2006       $15.069      $17.458           0
                                                                      2007       $17.458      $17.677       4,366
                                                                      2008       $17.677      $10.879       3,855
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.668      $16.607       6,217
                                                                      2004       $16.607      $20.512       6,786
                                                                      2005       $20.512      $25.580       6,049
                                                                      2006       $25.580      $32.066           0
                                                                      2007       $32.066      $40.408       3,456
                                                                      2008       $40.408      $18.701       2,794
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.371      $13.544       1,407
                                                                      2004       $13.544      $15.710       4,495
                                                                      2005       $15.710      $16.938       5,366
                                                                      2006       $16.938      $20.132           0
                                                                      2007       $20.132      $22.744       4,124
                                                                      2008       $22.744      $13.270       1,823
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.576      $12.837           0
                                                                      2004       $12.837      $14.413           0
                                                                      2005       $14.413      $13.672           0
                                                                      2006       $13.672      $15.089           0
                                                                      2007       $15.089      $16.388           0
                                                                      2008       $16.388      $17.033           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.897           0
                                                                      2005       $10.897      $11.405         121
                                                                      2006       $11.405      $12.796           0
                                                                      2007       $12.796      $13.363           0
                                                                      2008       $13.363       $9.327       2,542

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.348           0
                                                                      2005       $10.348      $10.260         128
                                                                      2006       $10.260      $10.977           0
                                                                      2007       $10.977      $11.406           0
                                                                      2008       $11.406       $9.204       3,088
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.881           0
                                                                      2005       $10.881      $10.994           0
                                                                      2006       $10.994      $12.619           0
                                                                      2007       $12.619      $12.771           0
                                                                      2008       $12.771       $7.946       2,569
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.129           0
                                                                      2005       $11.129      $11.395         121
                                                                      2006       $11.395      $12.032           0
                                                                      2007       $12.032      $14.279       1,098
                                                                      2008       $14.279       $8.629       2,483
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.112           0
                                                                      2005       $11.112      $11.769         723
                                                                      2006       $11.769      $12.926           0
                                                                      2007       $12.926      $12.722         665
                                                                      2008       $12.722       $7.550       3,722
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.098      $13.042       6,858
                                                                      2004       $13.042      $14.013       8,687
                                                                      2005       $14.013      $14.218       8,511
                                                                      2006       $14.218      $15.425           0
                                                                      2007       $15.425      $15.620       7,157
                                                                      2008       $15.620       $8.618       3,117
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.096           0
                                                                      2005       $10.096      $10.111           0
                                                                      2006       $10.111      $10.383           0
                                                                      2007       $10.383      $10.575       2,472
                                                                      2008       $10.575       $6.305         111

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.252       3,156
                                                                      2004       $12.252      $12.783       6,886
                                                                      2005       $12.783      $13.118       7,899
                                                                      2006       $13.118      $13.824           0
                                                                      2007       $13.824      $15.402       5,931
                                                                      2008       $15.402       $8.190       5,287
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.073      $14.178       1,193
                                                                      2004       $14.178      $16.494       3,021
                                                                      2005       $16.494      $18.411       3,342
                                                                      2006       $18.411      $21.147           0
                                                                      2007       $21.147      $21.951       2,257
                                                                      2008       $21.951      $12.817       2,343
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.721      $12.906       4,019
                                                                      2004       $12.906      $13.733       4,047
                                                                      2005       $13.733      $13.710       3,996
                                                                      2006       $13.710      $14.655           0
                                                                      2007       $14.655      $14.272       2,189
                                                                      2008       $14.272       $2.992       2,162
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.454      $12.584      10,776
                                                                      2004       $12.584      $13.441      14,274
                                                                      2005       $13.441      $13.909      14,081
                                                                      2006       $13.909      $15.621           0
                                                                      2007       $15.621      $15.920       7,125
                                                                      2008       $15.920       $9.561       5,263
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.704      $14.605       5,130
                                                                      2004       $14.605      $17.034       9,638
                                                                      2005       $17.034      $18.290       9,392
                                                                      2006       $18.290      $20.524           0
                                                                      2007       $20.524      $19.802       5,928
                                                                      2008       $19.802      $12.013       3,248
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.331      $12.341         822
                                                                      2004       $12.341      $14.424         778
                                                                      2005       $14.424      $15.808         828
                                                                      2006       $15.808      $15.888           0
                                                                      2007       $15.888      $16.485         455
                                                                      2008       $16.485       $8.193         455
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.237      $12.089      10,867
                                                                      2004       $12.089      $12.828      16,775
                                                                      2005       $12.828      $12.865      17,082
                                                                      2006       $12.865      $13.501           0
                                                                      2007       $13.501      $14.473       8,572
                                                                      2008       $14.473      $12.112       3,849

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.742      $12.383           0
                                                                      2004       $12.383      $13.222         101
                                                                      2005       $13.222      $13.842       1,076
                                                                      2006       $13.842      $15.288           0
                                                                      2007       $15.288      $15.399       1,072
                                                                      2008       $15.399      $10.048       1,070
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.983      $13.451      10,422
                                                                      2004       $13.451      $14.626      11,596
                                                                      2005       $14.626      $15.062      11,440
                                                                      2006       $15.062      $17.086           0
                                                                      2007       $17.086      $15.709       2,753
                                                                      2008       $15.709       $9.423       2,576
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.224      $11.258           0
                                                                      2004       $11.258      $11.801           0
                                                                      2005       $11.801      $13.074           0
                                                                      2006       $13.074      $13.152           0
                                                                      2007       $13.152      $12.792           0
                                                                      2008       $12.792      $10.381           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.854      $13.291       7,455
                                                                      2004       $13.291      $14.378      10,771
                                                                      2005       $14.378      $14.507      10,786
                                                                      2006       $14.507      $15.692           0
                                                                      2007       $15.692      $15.783       9,466
                                                                      2008       $15.783      $11.419       4,621
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.247      $10.401      19,659
                                                                      2004       $10.401      $10.629      24,449
                                                                      2005       $10.629      $10.648      25,808
                                                                      2006       $10.648      $10.892           0
                                                                      2007       $10.892      $11.214      17,400
                                                                      2008       $11.214       $8.348       5,469
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.565      $13.328       6,036
                                                                      2004       $13.328      $15.156       6,633
                                                                      2005       $15.156      $16.642       7,316
                                                                      2006       $16.642      $20.801           0
                                                                      2007       $20.801      $22.056       3,027
                                                                      2008       $22.056      $12.097       2,108

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.682      $12.939           0
                                                                      2004       $12.939      $14.263           0
                                                                      2005       $14.263      $15.188           0
                                                                      2006       $15.188      $16.935           0
                                                                      2007       $16.935      $15.715           0
                                                                      2008       $15.715       $9.296           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.928       $9.813       3,027
                                                                      2004        $9.813       $9.667       5,006
                                                                      2005        $9.667       $9.700       4,553
                                                                      2006        $9.700       $9.910           0
                                                                      2007        $9.910      $10.161       5,268
                                                                      2008       $10.161      $10.199      13,211
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.969      $13.442           0
                                                                      2004       $13.442      $14.510         174
                                                                      2005       $14.510      $15.621         173
                                                                      2006       $15.621      $16.596           0
                                                                      2007       $16.596      $17.171           0
                                                                      2008       $17.171      $10.293           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.310      $14.515         317
                                                                      2004       $14.515      $16.396         692
                                                                      2005       $16.396      $16.992         689
                                                                      2006       $16.992      $19.292           0
                                                                      2007       $19.292      $17.954       1,422
                                                                      2008       $17.954       $9.706       1,051
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.831      $13.043          31
                                                                      2004       $13.043      $13.729         366
                                                                      2005       $13.729      $14.109         360
                                                                      2006       $14.109      $15.370           0
                                                                      2007       $15.370      $15.124         184
                                                                      2008       $15.124       $9.095         190
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.672      $12.035       2,325
                                                                      2004       $12.035      $12.744       2,616
                                                                      2005       $12.744      $12.971       2,527
                                                                      2006       $12.971      $14.207           0
                                                                      2007       $14.207      $14.034           0
                                                                      2008       $14.034       $8.141           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.636      $14.001           0
                                                                      2004       $14.001      $16.661           0
                                                                      2005       $16.661      $17.704           0
                                                                      2006       $17.704      $22.010           0
                                                                      2007       $22.010      $25.832           0
                                                                      2008       $25.832      $17.571           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.788      $13.507       4,502
                                                                      2004       $13.507      $15.678       6,017
                                                                      2005       $15.678      $17.208       5,801
                                                                      2006       $17.208      $17.758           0
                                                                      2007       $17.758      $18.038           0
                                                                      2008       $18.038       $9.612           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.569      $12.348      14,062
                                                                      2004       $12.348      $12.692      20,886
                                                                      2005       $12.692      $13.129      22,486
                                                                      2006       $13.129      $13.547           0
                                                                      2007       $13.547      $13.987       3,994
                                                                      2008       $13.987       $8.619       3,594
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.088           0
                                                                      2005       $11.088      $12.058           0
                                                                      2006       $12.058      $12.381           0
                                                                      2007       $12.381      $14.247         394
                                                                      2008       $14.247       $7.412         394
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.301       3,249
                                                                      2005       $11.301      $11.514       3,989
                                                                      2006       $11.514      $13.077           0
                                                                      2007       $13.077      $12.497       2,051
                                                                      2008       $12.497       $7.851       1,038
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.769      $13.301       7,154
                                                                      2004       $13.301      $14.854       8,984
                                                                      2005       $14.854      $15.950       8,288
                                                                      2006       $15.950      $18.103           0
                                                                      2007       $18.103      $18.161       6,783
                                                                      2008       $18.161      $12.047       3,358

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.840       1,089
                                                                      2005        $9.840       $9.864       1,131
                                                                      2006        $9.864      $10.056           0
                                                                      2007       $10.056      $10.278       1,198
                                                                      2008       $10.278      $10.238      12,665
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.910      $11.691          33
                                                                      2004       $11.691      $12.216         209
                                                                      2005       $12.216      $12.868         201
                                                                      2006       $12.868      $12.924           0
                                                                      2007       $12.924      $14.751         585
                                                                      2008       $14.751       $7.345       1,463
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.278      $13.818           0
                                                                      2004       $13.818      $14.885       1,520
                                                                      2005       $14.885      $16.335       1,471
                                                                      2006       $16.335      $17.714           0
                                                                      2007       $17.714      $18.441         334
                                                                      2008       $18.441      $15.343         295
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.926           0
                                                                      2005       $10.926      $11.482           0
                                                                      2006       $11.482      $12.650           0
                                                                      2007       $12.650      $12.794           0
                                                                      2008       $12.794       $9.680           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.723       5,758
                                                                      2005       $10.723      $12.143       5,204
                                                                      2006       $12.143      $12.372       4,629
                                                                      2007       $12.372      $14.757       3,780
                                                                      2008       $14.757       $7.338       1,805
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.698           0
                                                                      2005       $10.698      $12.090           0
                                                                      2006       $12.090      $12.283           0
                                                                      2007       $12.283      $14.623           0
                                                                      2008       $14.623       $7.248           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.036       3,343
                                                                      2005       $11.036      $12.094       3,262
                                                                      2006       $12.094      $14.381           0
                                                                      2007       $14.381      $15.448       1,169
                                                                      2008       $15.448      $10.742           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.796           0
                                                                      2007        $9.796      $11.753       1,656
                                                                      2008       $11.753       $6.116           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.543       2,573
                                                                      2004       $13.543      $15.764       3,400
                                                                      2005       $15.764      $17.415       3,362
                                                                      2006       $17.415      $19.061           0
                                                                      2007       $19.061      $19.203       1,000
                                                                      2008       $19.203      $11.193       1,009
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.264       6,564
                                                                      2005       $11.264      $12.381       5,901
                                                                      2006       $12.381      $14.624       4,916
                                                                      2007       $14.624      $15.432       4,003
                                                                      2008       $15.432       $8.866       1,791
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.258           0
                                                                      2005       $11.258      $12.356           0
                                                                      2006       $12.356      $14.586           0
                                                                      2007       $14.586      $15.377         919
                                                                      2008       $15.377       $8.815         392
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.370      $14.452       2,101
                                                                      2004       $14.452      $19.245       4,315
                                                                      2005       $19.245      $21.989       4,008
                                                                      2006       $21.989      $29.627           0
                                                                      2007       $29.627      $23.982       3,042
                                                                      2008       $23.982      $14.536       2,820

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Option

                          Mortality & Expense = 1.95

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.228       2,751
                                                            2007       $10.228      $11.733       3,593
                                                            2008       $11.733       $6.577       3,629
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.419           0
                                                            2007       $10.419      $11.048       7,047
                                                            2008       $11.048       $8.086           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.448           0
                                                            2007       $10.448      $11.237           0
                                                            2008       $11.237       $7.385       3,719
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.457           0
                                                            2007       $10.457      $11.360           0
                                                            2008       $11.360       $6.870           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.310           0
                                                            2007       $10.310      $10.679           0
                                                            2008       $10.679       $9.327           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.706           0
                                                            2007        $9.706      $11.610           0
                                                            2008       $11.610       $6.271           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.779           0
                                                                      2007       $10.779      $11.088           0
                                                                      2008       $11.088       $6.815           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.838         215
                                                                      2007        $9.838      $11.097       2,006
                                                                      2008       $11.097       $6.555       2,042
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.698      $13.341      52,685
                                                                      2004       $13.341      $14.434      54,017
                                                                      2005       $14.434      $14.615      58,977
                                                                      2006       $14.615      $16.691      55,989
                                                                      2007       $16.691      $15.718      43,938
                                                                      2008       $15.718       $9.971      39,765
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.194         184
                                                                      2005       $11.194      $11.126      11,392
                                                                      2006       $11.126      $12.868      25,033
                                                                      2007       $12.868      $13.057      29,146
                                                                      2008       $13.057       $8.984      32,243
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.509         480
                                                                      2005       $10.509      $10.389      26,216
                                                                      2006       $10.389      $11.269      34,441
                                                                      2007       $11.269      $11.708      31,429
                                                                      2008       $11.708       $7.497      26,623
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.821      $15.485           0
                                                                      2004       $15.485      $16.884           0
                                                                      2005       $16.884      $17.306           0
                                                                      2006       $17.306      $18.400           0
                                                                      2007       $18.400      $20.018           0
                                                                      2008       $20.018      $11.258           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.039      $14.507      27,959
                                                                      2004       $14.507      $17.559      33,465
                                                                      2005       $17.559      $18.682      41,357
                                                                      2006       $18.682      $21.377      36,322
                                                                      2007       $21.377      $20.408      23,714
                                                                      2008       $20.408      $13.370      17,757

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                 2004       $10.000      $10.211       1,456
                                                                 2005       $10.211      $10.228       2,170
                                                                 2006       $10.228      $10.406       2,396
                                                                 2007       $10.406      $10.850       2,341
                                                                 2008       $10.850      $11.418       2,220
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                 2006       $10.000      $10.974       5,079
                                                                 2007       $10.974      $12.004       2,817
                                                                 2008       $12.004       $8.400       2,718
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                 2003       $10.599      $12.638      56,269
                                                                 2004       $12.638      $13.923      72,413
                                                                 2005       $13.923      $15.057      78,534
                                                                 2006       $15.057      $17.435      67,067
                                                                 2007       $17.435      $17.644      40,175
                                                                 2008       $17.644      $10.853      25,937
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                 2003       $11.674      $16.810      28,738
                                                                 2004       $16.810      $20.505      21,232
                                                                 2005       $20.505      $25.559      22,574
                                                                 2006       $25.559      $32.024      20,363
                                                                 2007       $32.024      $40.334      16,198
                                                                 2008       $40.334      $18.657      10,815
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                 2003       $10.377      $13.547      16,870
                                                                 2004       $13.547      $15.705      20,311
                                                                 2005       $15.705      $16.925      25,114
                                                                 2006       $16.925      $20.105      29,161
                                                                 2007       $20.105      $22.702      24,369
                                                                 2008       $22.702      $13.239      22,235
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                 2003       $11.583      $12.839           0
                                                                 2004       $12.839      $14.409           0
                                                                 2005       $14.409      $13.660           0
                                                                 2006       $13.660      $15.069           0
                                                                 2007       $15.069      $16.358           0
                                                                 2008       $16.358      $16.993         297
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                 2004       $10.000      $10.895          90
                                                                 2005       $10.895      $11.398       3,079
                                                                 2006       $11.398      $12.782       3,346
                                                                 2007       $12.782      $13.341       3,517
                                                                 2008       $13.341       $9.307       8,534

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                             2004       $10.000      $10.347           0
                                                             2005       $10.347      $10.253      10,764
                                                             2006       $10.253      $10.965      15,981
                                                             2007       $10.965      $11.387      19,889
                                                             2008       $11.387       $9.184      14,931
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                             2004       $10.000      $10.880          63
                                                             2005       $10.880      $10.988       9,548
                                                             2006       $10.988      $12.604      11,457
                                                             2007       $12.604      $12.750       6,707
                                                             2008       $12.750       $7.928       6,676
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                             2004       $10.000      $11.127           0
                                                             2005       $11.127      $11.388       3,189
                                                             2006       $11.388      $12.018       7,199
                                                             2007       $12.018      $14.255       4,584
                                                             2008       $14.255       $8.610       4,483
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                             2004       $10.000      $11.110         553
                                                             2005       $11.110      $11.761      18,678
                                                             2006       $11.761      $12.912      20,540
                                                             2007       $12.912      $12.701      14,663
                                                             2008       $12.701       $7.533      11,381
-----------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                             2003       $11.104      $13.045      18,537
                                                             2004       $13.045      $14.009      21,616
                                                             2005       $14.009      $14.206      24,130
                                                             2006       $14.206      $15.405      22,039
                                                             2007       $15.405      $15.591      21,004
                                                             2008       $15.591       $8.598      19,434
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                             2004       $10.000      $10.095           0
                                                             2005       $10.095      $10.105       7,318
                                                             2006       $10.105      $10.371      17,491
                                                             2007       $10.371      $10.558      20,841
                                                             2008       $10.558       $6.291      20,764

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                               2003       $10.000      $12.248      59,697
                                                               2004       $12.248      $12.772      69,424
                                                               2005       $12.772      $13.100      60,344
                                                               2006       $13.100      $13.799      56,456
                                                               2007       $13.799      $15.365      37,725
                                                               2008       $15.365       $8.166      37,263
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2003       $10.079      $14.181      25,745
                                                               2004       $14.181      $16.489      32,196
                                                               2005       $16.489      $18.397      33,906
                                                               2006       $18.397      $21.119      30,564
                                                               2007       $21.119      $21.910      22,461
                                                               2008       $21.910      $12.787      22,365
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                               2003       $11.727      $12.909      42,583
                                                               2004       $12.909      $13.729      48,188
                                                               2005       $13.729      $13.698      46,830
                                                               2006       $13.698      $14.636      45,695
                                                               2007       $14.636      $14.246      26,973
                                                               2008       $14.246       $2.985      27,999
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                               2003       $10.460      $12.586      37,180
                                                               2004       $12.586      $13.437      51,399
                                                               2005       $13.437      $13.898      65,805
                                                               2006       $13.898      $15.601      63,905
                                                               2007       $15.601      $15.890      49,814
                                                               2008       $15.890       $9.539      41,325
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2003       $10.710      $14.608      30,156
                                                               2004       $14.608      $17.029      42,152
                                                               2005       $17.029      $18.275      43,431
                                                               2006       $18.275      $20.496      41,664
                                                               2007       $20.496      $19.766      31,534
                                                               2008       $19.766      $11.985      27,584
-------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                               2003       $10.337      $12.344      15,965
                                                               2004       $12.344      $14.419      21,094
                                                               2005       $14.419      $15.795      22,816
                                                               2006       $15.795      $15.867      23,151
                                                               2007       $15.867      $16.455      13,823
                                                               2008       $16.455       $8.174      12,241
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                               2003       $11.243      $12.091      26,210
                                                               2004       $12.091      $12.824      43,847
                                                               2005       $12.824      $12.855      50,067
                                                               2006       $12.855      $13.484      45,897
                                                               2007       $13.484      $14.446      32,434
                                                               2008       $14.446      $12.083      35,702

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                   2003       $10.748      $12.385      11,462
                                                   2004       $12.385      $13.218      19,346
                                                   2005       $13.218      $13.831      18,927
                                                   2006       $13.831      $15.268      18,323
                                                   2007       $15.268      $15.371      14,308
                                                   2008       $15.371      $10.024      18,546
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                   2003       $10.989      $13.454      11,832
                                                   2004       $13.454      $14.621      23,526
                                                   2005       $14.621      $15.050      23,900
                                                   2006       $15.050      $17.064      21,468
                                                   2007       $17.064      $15.680      17,929
                                                   2008       $15.680       $9.401      16,653
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                   2003       $10.230      $11.260       5,850
                                                   2004       $11.260      $11.798       7,454
                                                   2005       $11.798      $13.063       9,878
                                                   2006       $13.063      $13.135       5,156
                                                   2007       $13.135      $12.769       5,012
                                                   2008       $12.769      $10.356       4,326
-------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                   2003       $11.861      $13.294      22,950
                                                   2004       $13.294      $14.374      20,081
                                                   2005       $14.374      $14.495      20,080
                                                   2006       $14.495      $15.671      18,522
                                                   2007       $15.671      $15.754      15,645
                                                   2008       $15.754      $11.392      11,476
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                   2003       $10.352      $10.403      49,278
                                                   2004       $10.403      $10.626      49,454
                                                   2005       $10.626      $10.639      57,689
                                                   2006       $10.639      $10.877      67,485
                                                   2007       $10.877      $11.194      59,014
                                                   2008       $11.194       $8.329      42,520
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2003       $10.571      $13.331      17,703
                                                   2004       $13.331      $15.151      19,038
                                                   2005       $15.151      $16.628      20,400
                                                   2006       $16.628      $20.774      20,429
                                                   2007       $20.774      $22.016      18,632
                                                   2008       $22.016      $12.069      16,964

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                          2003       $10.688      $12.942       7,495
                                                          2004       $12.942      $14.259       7,931
                                                          2005       $14.259      $15.176       8,888
                                                          2006       $15.176      $16.913       8,746
                                                          2007       $16.913      $15.686       2,824
                                                          2008       $15.686       $9.274         725
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                          2003        $9.933       $9.815       7,750
                                                          2004        $9.815       $9.664      23,695
                                                          2005        $9.664       $9.692      29,794
                                                          2006        $9.692       $9.897      35,572
                                                          2007        $9.897      $10.142      30,372
                                                          2008       $10.142      $10.175      33,302
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                          2003       $10.975      $13.445       8,388
                                                          2004       $13.445      $14.506      14,340
                                                          2005       $14.506      $15.609      14,231
                                                          2006       $15.609      $16.574      13,473
                                                          2007       $16.574      $17.140       9,948
                                                          2008       $17.140      $10.268       7,898
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                          2003       $11.317      $14.518      33,011
                                                          2004       $14.518      $16.391      48,816
                                                          2005       $16.391      $16.978      51,397
                                                          2006       $16.978      $19.267      49,497
                                                          2007       $19.267      $17.922      33,798
                                                          2008       $17.922       $9.683      32,716
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                          2003       $10.837      $13.046       7,948
                                                          2004       $13.046      $13.725       4,516
                                                          2005       $13.725      $14.098       4,505
                                                          2006       $14.098      $15.350       4,301
                                                          2007       $15.350      $15.096       3,475
                                                          2008       $15.096       $9.074       3,462
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2003       $10.678      $12.037      18,618
                                                          2004       $12.037      $12.740      25,107
                                                          2005       $12.740      $12.960      26,454
                                                          2006       $12.960      $14.188      19,524
                                                          2007       $14.188      $14.008       9,363
                                                          2008       $14.008       $8.122       7,678

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                           2003       $10.989      $14.004       1,565
                                                           2004       $14.004      $16.656       3,376
                                                           2005       $16.656      $17.690       3,358
                                                           2006       $17.690      $21.981       1,801
                                                           2007       $21.981      $25.785         214
                                                           2008       $25.785      $17.530         213
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                           2003       $10.794      $13.510      16,403
                                                           2004       $13.510      $15.673      16,589
                                                           2005       $15.673      $17.194      16,027
                                                           2006       $17.194      $17.735      13,899
                                                           2007       $17.735      $18.005       8,037
                                                           2008       $18.005       $9.590       6,905
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                           2003       $10.575      $12.351      89,760
                                                           2004       $12.351      $12.688      99,612
                                                           2005       $12.688      $13.118      99,379
                                                           2006       $13.118      $13.529      92,829
                                                           2007       $13.529      $13.961      62,475
                                                           2008       $13.961       $8.598      48,376
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                           2004       $10.000      $11.084      23,290
                                                           2005       $11.084      $12.047      25,887
                                                           2006       $12.047      $12.364      23,987
                                                           2007       $12.364      $14.220      19,986
                                                           2008       $14.220       $7.394      18,334
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2004       $10.000      $11.297       1,925
                                                           2005       $11.297      $11.505      20,188
                                                           2006       $11.505      $13.059      25,903
                                                           2007       $13.059      $12.474      17,876
                                                           2008       $12.474       $7.832      13,851
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.775      $13.304      59,850
                                                           2004       $13.304      $14.850      69,967
                                                           2005       $14.850      $15.937      67,983
                                                           2006       $15.937      $18.080      65,697
                                                           2007       $18.080      $18.128      44,143
                                                           2008       $18.128      $12.019      38,739

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000       $9.835       2,810
                                                       2005        $9.835       $9.854       6,029
                                                       2006        $9.854      $10.040       7,363
                                                       2007       $10.040      $10.257       4,772
                                                       2008       $10.257      $10.212       2,756
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                       2003        $9.925      $11.693      24,418
                                                       2004       $11.693      $12.212      24,927
                                                       2005       $12.212      $12.858      27,728
                                                       2006       $12.858      $12.907      25,923
                                                       2007       $12.907      $14.724      20,414
                                                       2008       $14.724       $7.328      20,493
-----------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                       2003       $12.285      $13.821       6,825
                                                       2004       $13.821      $14.881      11,230
                                                       2005       $14.881      $16.322      10,068
                                                       2006       $16.322      $17.691      12,002
                                                       2007       $17.691      $18.407       9,145
                                                       2008       $18.407      $15.307       8,172
-----------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                       2004       $10.000      $10.922         247
                                                       2005       $10.922      $11.472       3,071
                                                       2006       $11.472      $12.633       4,595
                                                       2007       $12.633      $12.770       1,995
                                                       2008       $12.770       $9.657       1,983
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                       2004       $10.000      $10.719      33,193
                                                       2005       $10.719      $12.133      31,244
                                                       2006       $12.133      $12.355      29,018
                                                       2007       $12.355      $14.730      24,354
                                                       2008       $14.730       $7.320      28,004
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                       2004       $10.000      $10.694       4,430
                                                       2005       $10.694      $12.080       4,843
                                                       2006       $12.080      $12.266       5,280
                                                       2007       $12.266      $14.595         616
                                                       2008       $14.595       $7.231         349

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $11.030       6,065
                                                       2005       $11.030      $12.081      17,642
                                                       2006       $12.081      $14.359      19,820
                                                       2007       $14.359      $15.417      11,213
                                                       2008       $15.417      $10.715      10,701
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                       2006       $10.000       $9.793       2,702
                                                       2007        $9.793      $11.743       3,501
                                                       2008       $11.743       $6.108       4,814
-----------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                       2003       $10.000      $13.538      10,709
                                                       2004       $13.538      $15.571      17,770
                                                       2005       $15.751      $17.392      17,054
                                                       2006       $17.392      $19.025      14,124
                                                       2007       $19.025      $19.158       5,644
                                                       2008       $19.158      $11.161       3,323
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                       2004       $10.000      $11.260      38,083
                                                       2005       $11.260      $12.370      38,341
                                                       2006       $12.370      $14.605      30,699
                                                       2007       $14.605      $15.404      24,539
                                                       2008       $15.404       $8.845      17,784
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                       2004       $10.000      $11.254       5,841
                                                       2005       $11.254      $12.345       7,179
                                                       2006       $12.345      $14.566       8,216
                                                       2007       $14.566      $15.348       4,743
                                                       2008       $15.348       $8.794       7,231
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                       2003       $11.376      $14.455      16,136
                                                       2004       $14.455      $19.239      19,325
                                                       2005       $19.239      $21.972      18,808
                                                       2006       $21.972      $29.588      13,501
                                                       2007       $29.588      $23.938       7,759
                                                       2008       $23.938      $14.502       6,442

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.0

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.224         0
                                                            2007       $10.224      $11.723         0
                                                            2008       $11.723       $6.568         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.415         0
                                                            2007       $10.415      $11.038         0
                                                            2008       $11.038       $8.075         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.445         0
                                                            2007       $10.445      $11.227         0
                                                            2008       $11.227       $7.375         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.454         0
                                                            2007       $10.454      $11.350         0
                                                            2008       $11.350       $6.860         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.306         0
                                                            2007       $10.306      $10.670         0
                                                            2008       $10.670       $9.314         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.703         0
                                                            2007        $9.703      $11.601         0
                                                            2008       $11.601       $6.263         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.776           0
                                                                      2007       $10.776      $11.079           0
                                                                      2008       $11.079       $6.806           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.835           0
                                                                      2007        $9.835      $11.088           0
                                                                      2008       $11.088       $6.546           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.838           0
                                                                      2003       $10.838      $13.318       9,248
                                                                      2004       $13.318      $14.402       9,456
                                                                      2005       $14.402      $14.575       9,932
                                                                      2006       $14.575      $16.637           0
                                                                      2007       $16.637      $15.659       5,547
                                                                      2008       $15.659       $9.928       4,599
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.191       6,735
                                                                      2005       $11.191      $11.116      14,303
                                                                      2006       $11.116      $12.850           0
                                                                      2007       $12.850      $13.033      13,557
                                                                      2008       $13.033       $8.962      13,186
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.508         383
                                                                      2005       $10.508      $10.382       4,786
                                                                      2006       $10.382      $11.256           0
                                                                      2007       $11.256      $11.688       3,309
                                                                      2008       $11.688       $7.481       7,570
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.521       1,068
                                                                      2003       $11.521      $15.459       5,064
                                                                      2004       $15.459      $16.847       5,212
                                                                      2005       $16.847      $17.259       5,081
                                                                      2006       $17.259      $18.340       3,780
                                                                      2007       $18.340      $19.942       3,153
                                                                      2008       $19.942      $11.210       1,637
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.212         594
                                                                      2003       $11.212      $14.482       7,384
                                                                      2004       $14.482      $17.520       6,050
                                                                      2005       $17.520      $18.630       6,536
                                                                      2006       $18.630      $21.307           0
                                                                      2007       $21.307      $20.332       3,011
                                                                      2008       $20.332      $13.313       1,907

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.207           0
                                                                      2005       $10.207      $10.219           0
                                                                      2006       $10.219      $10.392           0
                                                                      2007       $10.392      $10.830       2,612
                                                                      2008       $10.830      $11.390       6,921
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.970           0
                                                                      2007       $10.970      $11.993           0
                                                                      2008       $11.993       $8.388           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.312       1,982
                                                                      2003       $10.312      $12.616       2,527
                                                                      2004       $12.616      $13.892       5,065
                                                                      2005       $13.892      $15.015       4,854
                                                                      2006       $15.015      $17.378           0
                                                                      2007       $17.378      $17.578       4,431
                                                                      2008       $17.578      $10.807       4,391
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.220           0
                                                                      2003       $11.220      $16.781       1,017
                                                                      2004       $16.781      $20.460         350
                                                                      2005       $20.460      $25.489         621
                                                                      2006       $25.489      $31.920           0
                                                                      2007       $31.920      $40.183         154
                                                                      2008       $40.183      $18.577           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.463           0
                                                                      2003       $10.463      $13.523         994
                                                                      2004       $13.523      $15.670       8,411
                                                                      2005       $15.670      $16.878       9,427
                                                                      2006       $16.878      $20.040           0
                                                                      2007       $20.040      $22.617       7,929
                                                                      2008       $22.617      $13.182       7,884
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.708           0
                                                                      2003       $10.708      $12.817       2,025
                                                                      2004       $12.817      $14.377       2,096
                                                                      2005       $14.377      $13.623       1,919
                                                                      2006       $13.623      $15.020       1,977
                                                                      2007       $15.020      $16.297       1,639
                                                                      2008       $16.297      $16.921       1,048

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.894           0
                                                                      2005       $10.894      $11.391       2,228
                                                                      2006       $11.391      $12.767           0
                                                                      2007       $12.767      $13.318       1,847
                                                                      2008       $13.318       $9.287       1,838
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.346       1,947
                                                                      2005       $10.346      $10.247       4,064
                                                                      2006       $10.247      $10.952           0
                                                                      2007       $10.952      $11.368       2,135
                                                                      2008       $11.368       $9.165       1,618
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.878         741
                                                                      2005       $10.878      $10.981       1,837
                                                                      2006       $10.981      $12.590           0
                                                                      2007       $12.590      $12.729         636
                                                                      2008       $12.729       $7.911         632
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.126           0
                                                                      2005       $11.126      $11.380           0
                                                                      2006       $11.380      $12.004           0
                                                                      2007       $12.004      $14.231           0
                                                                      2008       $14.231       $8.592       3,644
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.109       4,517
                                                                      2005       $11.109      $11.754       8,744
                                                                      2006       $11.754      $12.897           0
                                                                      2007       $12.897      $12.680       6,775
                                                                      2008       $12.680       $7.517       6,825
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.684         656
                                                                      2003       $10.684      $13.023       7,008
                                                                      2004       $13.023      $13.978       6,729
                                                                      2005       $13.978      $14.167       9,941
                                                                      2006       $14.167      $15.355           0
                                                                      2007       $15.355      $15.532       7,665
                                                                      2008       $15.532       $8.561       5,519
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.093           0
                                                                      2005       $10.093      $10.098           0
                                                                      2006       $10.098      $10.360           0
                                                                      2007       $10.360      $10.540           0
                                                                      2008       $10.540       $6.278           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.243         776
                                                                      2004       $12.243      $12.761       2,669
                                                                      2005       $12.761      $13.083       3,198
                                                                      2006       $13.083      $13.773           0
                                                                      2007       $13.773      $15.329         263
                                                                      2008       $15.329       $8.142         316
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.136           0
                                                                      2003       $10.136      $14.156         957
                                                                      2004       $14.156      $16.452         775
                                                                      2005       $16.452      $18.346         733
                                                                      2006       $18.346      $21.051           0
                                                                      2007       $21.051      $21.828         587
                                                                      2008       $21.828      $12.732         559
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.648           0
                                                                      2003       $10.648      $12.887         721
                                                                      2004       $12.887      $13.698       1,448
                                                                      2005       $13.698      $13.661         943
                                                                      2006       $13.661      $14.588           0
                                                                      2007       $14.588      $14.193         946
                                                                      2008       $14.193       $2.973       2,156
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.165         689
                                                                      2003       $10.165      $12.565      17,628
                                                                      2004       $12.565      $13.407      17,890
                                                                      2005       $13.407      $13.860      27,788
                                                                      2006       $13.860      $15.550           0
                                                                      2007       $15.550      $15.831      18,739
                                                                      2008       $15.831       $9.498      14,408
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.341           0
                                                                      2003       $10.341      $14.583         773
                                                                      2004       $14.583      $16.991       1,134
                                                                      2005       $16.991      $18.225       1,650
                                                                      2006       $18.225      $20.430           0
                                                                      2007       $20.430      $19.692         819
                                                                      2008       $19.692      $11.934         760
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.048           0
                                                                      2003       $10.048      $12.322         392
                                                                      2004       $12.322      $14.387         400
                                                                      2005       $14.387      $15.752         899
                                                                      2006       $15.752      $15.816           0
                                                                      2007       $15.816      $16.393         388
                                                                      2008       $16.393       $8.139         492

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.538       1,789
                                                                      2003       $10.538      $12.070       7,064
                                                                      2004       $12.070      $12.795       6,591
                                                                      2005       $12.795      $12.819       9,121
                                                                      2006       $12.819      $13.440           0
                                                                      2007       $13.440      $14.392       1,540
                                                                      2008       $14.392      $12.032       4,146
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.375           0
                                                                      2003       $10.375      $12.364       9,629
                                                                      2004       $12.364      $13.188      10,337
                                                                      2005       $13.188      $13.793      10,003
                                                                      2006       $13.793      $15.218           0
                                                                      2007       $15.218      $15.313       7,982
                                                                      2008       $15.313       $9.981       7,972
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.785          18
                                                                      2003       $10.785      $13.431      19,916
                                                                      2004       $13.431      $14.589      17,279
                                                                      2005       $14.589      $15.009      16,931
                                                                      2006       $15.009      $17.008           0
                                                                      2007       $17.008      $15.621       8,828
                                                                      2008       $15.621       $9.361       7,099
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.712           0
                                                                      2003        $9.712      $11.240       1,483
                                                                      2004       $11.240      $11.772       1,953
                                                                      2005       $11.772      $13.027       1,881
                                                                      2006       $13.027      $13.092           0
                                                                      2007       $13.092      $12.720       1,753
                                                                      2008       $12.720      $10.312         989
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.728           0
                                                                      2003       $10.728      $13.271      15,833
                                                                      2004       $13.271      $14.342      13,488
                                                                      2005       $14.342      $14.456      12,567
                                                                      2006       $14.456      $15.620           0
                                                                      2007       $15.620      $15.695       4,734
                                                                      2008       $15.695      $11.343       4,741

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.173       1,829
                                                                      2003       $10.173      $10.385      37,058
                                                                      2004       $10.385      $10.602      38,217
                                                                      2005       $10.602      $10.610      34,719
                                                                      2006       $10.610      $10.842           0
                                                                      2007       $10.842      $11.152      10,128
                                                                      2008       $11.152       $8.293       8,766
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.591          19
                                                                      2003       $10.591      $13.308       5,818
                                                                      2004       $13.308      $15.117       4,466
                                                                      2005       $15.117      $16.582       4,703
                                                                      2006       $16.582      $20.706           0
                                                                      2007       $20.706      $21.933       7,251
                                                                      2008       $21.933      $12.017       6,756
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.395       1,883
                                                                      2003       $10.395      $12.920       1,910
                                                                      2004       $12.920      $14.227       1,896
                                                                      2005       $14.227      $15.134       1,854
                                                                      2006       $15.134      $16.858           0
                                                                      2007       $16.858      $15.627       1,982
                                                                      2008       $15.627       $9.235       1,914
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.973           0
                                                                      2003        $9.973       $9.799           0
                                                                      2004        $9.799       $9.642       9,267
                                                                      2005        $9.642       $9.665         875
                                                                      2006        $9.665       $9.865           0
                                                                      2007        $9.865      $10.104      28,327
                                                                      2008       $10.104      $10.131      11,708
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.366          19
                                                                      2003       $10.366      $13.422       2,661
                                                                      2004       $13.422      $14.474       2,479
                                                                      2005       $14.474      $15.566       2,420
                                                                      2006       $15.566      $16.521           0
                                                                      2007       $16.521      $17.075       1,034
                                                                      2008       $17.075      $10.225         609
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.191           0
                                                                      2003       $11.191      $14.493         802
                                                                      2004       $14.493      $16.355         889
                                                                      2005       $16.355      $16.932       1,207
                                                                      2006       $16.932      $19.204           0
                                                                      2007       $19.204      $17.854       1,106
                                                                      2008       $17.854       $9.642         267

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.629           0
                                                                      2003       $10.629      $13.023           0
                                                                      2004       $13.023      $13.694           0
                                                                      2005       $13.694      $14.059           0
                                                                      2006       $14.059      $15.300           0
                                                                      2007       $15.300      $15.039           0
                                                                      2008       $15.039       $9.035           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.502       1,936
                                                                      2003       $10.502      $12.016       5,517
                                                                      2004       $12.016      $12.711       5,550
                                                                      2005       $12.711      $12.925       5,502
                                                                      2006       $12.925      $14.142           0
                                                                      2007       $14.142      $13.956       4,940
                                                                      2008       $13.956       $8.087       4,915
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.456           0
                                                                      2003       $11.456      $13.980       2,710
                                                                      2004       $13.980      $16.619       4,261
                                                                      2005       $16.619      $17.641       4,219
                                                                      2006       $17.641      $21.909           0
                                                                      2007       $21.909      $25.688       1,286
                                                                      2008       $25.688      $17.455       1,152
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.360         744
                                                                      2003       $10.360      $13.487       5,260
                                                                      2004       $13.487      $15.638       4,572
                                                                      2005       $15.638      $17.146       4,140
                                                                      2006       $17.146      $17.677           0
                                                                      2007       $17.677      $17.937       3,100
                                                                      2008       $17.937       $9.548       2,354
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.097          39
                                                                      2003       $10.097      $12.330          23
                                                                      2004       $12.330      $12.660      22,173
                                                                      2005       $12.660      $13.082      28,151
                                                                      2006       $13.082      $13.485           0
                                                                      2007       $13.485      $13.909      17,445
                                                                      2008       $13.909       $8.562      14,738

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.081       3,371
                                                                      2005       $11.081      $12.037       3,309
                                                                      2006       $12.037      $12.347           0
                                                                      2007       $12.347      $14.194       1,982
                                                                      2008       $14.194       $7.377       1,762
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.293       6,748
                                                                      2005       $11.293      $11.495      11,886
                                                                      2006       $11.495      $13.041           0
                                                                      2007       $13.041      $12.451      12,144
                                                                      2008       $12.451       $7.814      12,069
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.640         639
                                                                      2003       $10.640      $13.281       7,269
                                                                      2004       $13.281      $14.814       8,604
                                                                      2005       $14.817      $15.894      15,946
                                                                      2006       $15.894      $18.021           0
                                                                      2007       $18.021      $18.059      12,253
                                                                      2008       $18.059      $11.968      10,353
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.830           0
                                                                      2005        $9.830       $9.844           0
                                                                      2006        $9.844      $10.025           0
                                                                      2007       $10.025      $10.236           0
                                                                      2008       $10.236      $10.186           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.399           0
                                                                      2003        $9.399      $11.673         166
                                                                      2004       $11.673      $12.185         888
                                                                      2005       $12.185      $12.823         644
                                                                      2006       $12.823      $12.865           0
                                                                      2007       $12.865      $14.669         977
                                                                      2008       $14.669       $7.297       1,104
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.046           0
                                                                      2003       $11.046      $13.797         245
                                                                      2004       $13.797      $14.847         345
                                                                      2005       $14.847      $16.277         256
                                                                      2006       $16.277      $17.633           0
                                                                      2007       $17.633      $18.338           0
                                                                      2008       $18.338      $15.242       2,446

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.918       2,252
                                                                      2005       $10.918      $11.462       4,857
                                                                      2006       $11.462      $12.616           0
                                                                      2007       $12.616      $12.746       4,668
                                                                      2008       $12.746       $9.634       4,635
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.716       1,009
                                                                      2005       $10.716      $12.122         967
                                                                      2006       $12.122      $12.338         925
                                                                      2007       $12.338      $14.702           0
                                                                      2008       $14.702       $7.303           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.690           0
                                                                      2005       $10.690      $12.069           0
                                                                      2006       $12.069      $12.250           0
                                                                      2007       $12.250      $14.568           0
                                                                      2008       $14.568       $7.213           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.042       1,117
                                                                      2005       $11.024      $12.069       1,012
                                                                      2006       $12.069      $14.337           0
                                                                      2007       $14.337      $15.385           0
                                                                      2008       $15.385      $10.687           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.789           0
                                                                      2007        $9.789      $11.733           0
                                                                      2008       $11.733       $6.100           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.533         643
                                                                      2004       $13.533      $15.737       1,487
                                                                      2005       $15.737      $17.368       1,471
                                                                      2006       $17.368      $18.990           0
                                                                      2007       $18.990      $19.112       1,159
                                                                      2008       $19.112      $11.128         721

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.256      10,704
                                                                      2005       $11.256      $12.360      10,241
                                                                      2006       $12.360      $14.585       8,054
                                                                      2007       $14.585      $15.375       5,409
                                                                      2008       $15.375       $8.824       4,709
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.250           0
                                                                      2005       $11.250      $12.335           0
                                                                      2006       $12.335      $14.546           0
                                                                      2007       $14.546      $15.320         412
                                                                      2008       $15.320       $8.773         409
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.688           0
                                                                      2003       $10.688      $14.430       3,594
                                                                      2004       $14.430      $19.196       4,303
                                                                      2005       $19.196      $21.911       4,382
                                                                      2006       $21.911      $29.492           0
                                                                      2007       $29.492      $23.848       1,584
                                                                      2008       $23.848      $14.440       1,554



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income (5) UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.221          0
                                                            2007       $10.221      $11.713        735
                                                            2008       $11.713       $6.559        731
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.412          0
                                                            2007       $10.412      $11.029          0
                                                            2008       $11.029       $8.064          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.441          0
                                                            2007       $10.441      $11.218          0
                                                            2008       $11.218       $7.365          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.450          0
                                                            2007       $10.450      $11.341          0
                                                            2008       $11.341       $6.851          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.303          0
                                                            2007       $10.303      $10.661          0
                                                            2008       $10.661       $9.302          0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.700          0
                                                            2007        $9.700      $11.591          0
                                                            2008       $11.591       $6.254          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.772           0
                                                                      2007       $10.772      $11.069           0
                                                                      2008       $11.069       $6.797           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.831           0
                                                                      2007        $9.831      $11.078           0
                                                                      2008       $11.078       $6.537           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.683      $13.313       2,943
                                                                      2004       $13.313      $14.389       5,721
                                                                      2005       $14.389      $14.555       5,765
                                                                      2006       $14.555      $16.606           0
                                                                      2007       $16.606      $15.622       3,761
                                                                      2008       $15.622       $9.899       3,416
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.187           0
                                                                      2005       $11.187      $11.107       4,074
                                                                      2006       $11.107      $12.833           0
                                                                      2007       $12.833      $13.008       4,074
                                                                      2008       $13.008       $8.941       4,074
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.507         569
                                                                      2005       $10.507      $10.375         569
                                                                      2006       $10.375      $11.243           0
                                                                      2007       $11.243      $11.669       2,427
                                                                      2008       $11.669       $7.465       2,242
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.804      $15.453           0
                                                                      2004       $15.453      $16.832           0
                                                                      2005       $16.832      $17.235           0
                                                                      2006       $17.235      $18.306           0
                                                                      2007       $18.306      $19.895           0
                                                                      2008       $19.895      $11.178           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.024      $14.477       4,326
                                                                      2004       $14.477      $17.505       4,258
                                                                      2005       $17.505      $18.605       4,243
                                                                      2006       $18.605      $21.267           0
                                                                      2007       $21.267      $20.283         456
                                                                      2008       $20.283      $13.274         160

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.204         753
                                                                      2005       $10.204      $10.211         784
                                                                      2006       $10.211      $10.378           0
                                                                      2007       $10.378      $10.809         906
                                                                      2008       $10.809      $11.363         819
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.966           0
                                                                      2007       $10.966      $11.983           0
                                                                      2008       $11.983       $8.377           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.584      $12.612         383
                                                                      2004       $12.612      $13.880           4
                                                                      2005       $13.880      $14.995       4,457
                                                                      2006       $14.995      $17.346           0
                                                                      2007       $17.346      $17.536       4,428
                                                                      2008       $17.536      $10.776       4,403
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.658      $16.776         645
                                                                      2004       $16.776      $20.442         575
                                                                      2005       $20.442      $25.455         498
                                                                      2006       $25.455      $31.860           0
                                                                      2007       $31.860      $40.087           0
                                                                      2008       $40.087      $18.524           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.362      $13.519         511
                                                                      2004       $13.519      $15.567         738
                                                                      2005       $15.657      $16.855       2,584
                                                                      2006       $16.855      $20.003           0
                                                                      2007       $20.003      $22.563       4,192
                                                                      2008       $22.563      $13.144       3,909
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.567      $12.813           0
                                                                      2004       $12.813      $14.365           0
                                                                      2005       $14.365      $13.604           0
                                                                      2006       $13.604      $14.992           0
                                                                      2007       $14.992      $16.258           0
                                                                      2008       $16.258      $16.872           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.893           0
                                                                      2005       $10.893      $11.384           0
                                                                      2006       $11.384      $12.752           0
                                                                      2007       $12.752      $13.296           0
                                                                      2008       $13.296       $9.267           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.344           0
                                                                      2005       $10.344      $10.240           0
                                                                      2006       $10.240      $10.940           0
                                                                      2007       $10.940      $11.349           0
                                                                      2008       $11.349       $9.145           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.877           0
                                                                      2005       $10.877      $10.974           0
                                                                      2006       $10.974      $12.575           0
                                                                      2007       $12.575      $12.708           0
                                                                      2008       $12.708       $7.894           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.125           0
                                                                      2005       $11.125      $11.373           0
                                                                      2006       $11.373      $11.991           0
                                                                      2007       $11.991      $14.208       1,689
                                                                      2008       $14.208       $8.573       1,552
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.108           0
                                                                      2005       $11.108      $11.746       1,331
                                                                      2006       $11.746      $12.882           0
                                                                      2007       $12.882      $12.658       1,931
                                                                      2008       $12.658       $7.500       1,816
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.088      $13.018         155
                                                                      2004       $13.018      $13.966         955
                                                                      2005       $13.966      $14.148       1,082
                                                                      2006       $14.148      $15.326           0
                                                                      2007       $15.326      $15.495       1,076
                                                                      2008       $15.495       $8.536         695
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.092           0
                                                                      2005       $10.092      $10.092           0
                                                                      2006       $10.092      $10.348           0
                                                                      2007       $10.348      $10.523       3,229
                                                                      2008       $10.523       $6.264       3,173

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.239         332
                                                                      2004       $12.239      $12.750       1,430
                                                                      2005       $12.750      $13.065       3,246
                                                                      2006       $13.065      $13.747           0
                                                                      2007       $13.747      $15.292       3,243
                                                                      2008       $15.292       $8.119       2,382
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.065      $14.151       2,232
                                                                      2004       $14.151      $16.438       2,273
                                                                      2005       $16.438      $18.321       3,126
                                                                      2006       $18.321      $21.011           0
                                                                      2007       $21.011      $21.776       1,215
                                                                      2008       $21.776      $12.695       1,236
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.711      $12.882         342
                                                                      2004       $12.882      $16.687         737
                                                                      2005       $13.687      $13.642       1,180
                                                                      2006       $13.642      $14.561           0
                                                                      2007       $14.561      $14.159       1,176
                                                                      2008       $14.159       $2.964       1,193
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.445      $12.560       2,880
                                                                      2004       $12.560      $13.395       3,633
                                                                      2005       $13.395      $13.841       3,785
                                                                      2006       $13.841      $15.521           0
                                                                      2007       $15.521      $15.793       2,432
                                                                      2008       $15.793       $9.470       2,363
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.695      $14.578         327
                                                                      2004       $14.578      $16.976       1,695
                                                                      2005       $16.976      $18.200       1,685
                                                                      2006       $18.200      $20.392           0
                                                                      2007       $20.392      $19.645       1,698
                                                                      2008       $19.645      $11.899       1,690
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.322      $12.318           0
                                                                      2004       $12.318      $14.375           0
                                                                      2005       $14.375      $15.730           0
                                                                      2006       $15.730      $15.786           0
                                                                      2007       $15.786      $16.354           0
                                                                      2008       $16.354       $8.115           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.227      $12.066       4,556
                                                                      2004       $12.066      $12.784       5,976
                                                                      2005       $12.784      $12.802       6,331
                                                                      2006       $12.802      $13.415           0
                                                                      2007       $13.415      $14.358       2,926
                                                                      2008       $14.358      $11.997       1,437

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.733      $12.360           0
                                                                      2004       $12.360      $13.177       1,233
                                                                      2005       $13.177      $13.774       1,309
                                                                      2006       $13.774      $15.190           0
                                                                      2007       $15.190      $15.276       1,260
                                                                      2008       $15.276       $9.952       1,271
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.974      $13.426       5,992
                                                                      2004       $13.426      $14.576       6,142
                                                                      2005       $14.576      $14.988       6,118
                                                                      2006       $14.988      $16.976           0
                                                                      2007       $16.976      $15.584         166
                                                                      2008       $15.584       $9.334         194
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.215      $11.237           0
                                                                      2004       $11.237      $11.761           0
                                                                      2005       $11.761      $13.010           0
                                                                      2006       $13.010      $13.068           0
                                                                      2007       $13.068      $12.690           0
                                                                      2008       $12.690      $10.282           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.845      $13.267           0
                                                                      2004       $13.267      $14.330           0
                                                                      2005       $14.330      $14.436         129
                                                                      2006       $14.436      $15.591           0
                                                                      2007       $15.591      $15.658         108
                                                                      2008       $15.658      $11.311         102
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.338      $10.381       3,460
                                                                      2004       $10.381      $10.593       4,153
                                                                      2005       $10.593      $10.596       5,005
                                                                      2006       $10.596      $10.822           0
                                                                      2007       $10.822      $11.125       1,816
                                                                      2008       $11.125       $8.269         217
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.556      $13.304       2,452
                                                                      2004       $13.304      $15.104       2,383
                                                                      2005       $15.104      $16.560       3,264
                                                                      2006       $16.560      $20.667           0
                                                                      2007       $20.667      $21.881         776
                                                                      2008       $21.881      $11.983         832

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.673      $12.915           0
                                                                      2004       $12.915      $14.215           0
                                                                      2005       $14.215      $15.114           0
                                                                      2006       $15.114      $16.826           0
                                                                      2007       $16.826      $15.590           0
                                                                      2008       $15.590       $9.208           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.920       $9.795           0
                                                                      2004        $9.795       $9.634           0
                                                                      2005        $9.634       $9.652           0
                                                                      2006        $9.652       $9.846           0
                                                                      2007        $9.846      $10.080         936
                                                                      2008       $10.080      $10.102         545
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.960      $13.417           0
                                                                      2004       $13.417      $14.461           0
                                                                      2005       $14.461      $15.545           0
                                                                      2006       $15.545      $16.490           0
                                                                      2007       $16.490      $17.034           0
                                                                      2008       $17.034      $10.195           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.301      $14.488         145
                                                                      2004       $14.488      $16.341         323
                                                                      2005       $16.341      $16.909         313
                                                                      2006       $16.909      $19.168           0
                                                                      2007       $19.168      $17.811         846
                                                                      2008       $17.811       $9.614         582
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.822      $13.019           0
                                                                      2004       $13.019      $13.683           0
                                                                      2005       $13.683      $14.040           0
                                                                      2006       $14.040      $15.271           0
                                                                      2007       $15.271      $15.003           0
                                                                      2008       $15.003       $9.009           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.663      $12.012         167
                                                                      2004       $12.012      $12.701       1,659
                                                                      2005       $12.701      $12.907       1,874
                                                                      2006       $12.907      $14.116           0
                                                                      2007       $14.116      $13.922       1,853
                                                                      2008       $13.922       $8.064       1,502

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.626      $13.975           0
                                                                      2004       $13.975      $16.605           0
                                                                      2005       $16.605      $17.617           0
                                                                      2006       $17.617      $21.868           0
                                                                      2007       $21.868      $25.626           0
                                                                      2008       $25.626      $17.404           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.779      $13.482       1,477
                                                                      2004       $13.482      $15.625       1,493
                                                                      2005       $15.625      $17.123       1,435
                                                                      2006       $17.123      $17.644           0
                                                                      2007       $17.644      $17.895           0
                                                                      2008       $17.895       $9.521           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.560      $12.325       5,860
                                                                      2004       $12.325      $12.649       6,170
                                                                      2005       $12.649      $13.064       6,929
                                                                      2006       $13.064      $13.460           0
                                                                      2007       $13.460      $13.876           0
                                                                      2008       $13.876       $8.537           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.077       1,042
                                                                      2005       $11.077      $12.027       1,014
                                                                      2006       $12.027      $12.331           0
                                                                      2007       $12.331      $14.167           0
                                                                      2008       $14.167       $7.359           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.289       4,903
                                                                      2005       $11.289      $11.485       5,974
                                                                      2006       $11.485      $13.023           0
                                                                      2007       $13.023      $12.427       5,921
                                                                      2008       $12.427       $7.795       6,030
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.760      $13.276         155
                                                                      2004       $13.276      $14.804         516
                                                                      2005       $14.804      $15.872         488
                                                                      2006       $15.872      $17.987           0
                                                                      2007       $17.987      $18.016         470
                                                                      2008       $18.016      $11.933         151
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.825         484
                                                                      2005        $9.825       $9.834       1,133
                                                                      2006        $9.834      $10.010           0
                                                                      2007       $10.010      $10.215       1,042
                                                                      2008       $10.215      $10.160         855

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.911      $11.669           0
                                                                      2004       $11.669      $12.174       1,717
                                                                      2005       $12.174      $12.805       1,717
                                                                      2006       $12.805      $12.841           0
                                                                      2007       $12.841      $14.634       1,717
                                                                      2008       $14.634       $7.275       1,717
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.268      $13.792           0
                                                                      2004       $13.792      $14.835           0
                                                                      2005       $14.835      $16.255          99
                                                                      2006       $16.255      $17.600           0
                                                                      2007       $17.600      $18.294          83
                                                                      2008       $18.294      $15.198          78
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.915           0
                                                                      2005       $10.915      $11.452           0
                                                                      2006       $11.452      $12.598           0
                                                                      2007       $12.598      $12.722           0
                                                                      2008       $12.722       $9.611           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.712         558
                                                                      2005       $10.712      $12.112         555
                                                                      2006       $12.112      $12.321         592
                                                                      2007       $12.321      $14.674         527
                                                                      2008       $14.674       $7.285         578
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.687           0
                                                                      2005       $10.687      $12.059           0
                                                                      2006       $12.059      $12.233           0
                                                                      2007       $12.233      $14.540           0
                                                                      2008       $14.540       $7.196           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.019           0
                                                                      2005       $11.019      $12.057           0
                                                                      2006       $12.057      $14.315           0
                                                                      2007       $14.315      $15.354           0
                                                                      2008       $15.354      $10.660           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.786           0
                                                                      2007        $9.786      $11.723       2,228
                                                                      2008       $11.723       $6.091       2,281
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.529         177
                                                                      2004       $13.529      $15.724         195
                                                                      2005       $15.724      $17.345         187
                                                                      2006       $17.345      $18.954           0
                                                                      2007       $18.954      $19.066         189
                                                                      2008       $19.066      $11.096         204
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.253         961
                                                                      2005       $11.253      $12.349         881
                                                                      2006       $12.349      $14.565         851
                                                                      2007       $14.565      $15.346         770
                                                                      2008       $15.346       $8.803           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.246       3,915
                                                                      2005       $11.246      $12.324       3,915
                                                                      2006       $12.324      $14.526           0
                                                                      2007       $14.526      $15.291       4,409
                                                                      2008       $15.291       $8.752       4,430
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.360      $14.425         612
                                                                      2004       $14.425      $19.180       1,049
                                                                      2005       $19.180      $21.881         981
                                                                      2006       $21.881      $29.436           0
                                                                      2007       $29.436      $23.791         908
                                                                      2008       $23.791      $14.399         446

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.214         0
                                                            2007       $10.214      $11.693         0
                                                            2008       $11.693       $6.541         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.404         0
                                                            2007       $10.404      $11.010         0
                                                            2008       $11.010       $8.042         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.434         0
                                                            2007       $10.434      $11.198         0
                                                            2008       $11.198       $7.345         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.443         0
                                                            2007       $10.443      $11.321         0
                                                            2008       $11.321       $6.832         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.296         0
                                                            2007       $10.296      $10.643         0
                                                            2008       $10.643       $9.276         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.693         0
                                                            2007        $9.693      $11.571         0
                                                            2008       $11.571       $6.237         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.765           0
                                                                      2007       $10.765      $11.050           0
                                                                      2008       $11.050       $6.778           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.824           0
                                                                      2007        $9.824      $11.059           0
                                                                      2008       $11.059       $6.519           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.834           0
                                                                      2003       $10.834      $13.293         513
                                                                      2004       $13.293      $14.353       4,010
                                                                      2005       $14.353      $14.503       4,067
                                                                      2006       $14.503      $16.530           0
                                                                      2007       $16.530      $15.534       3,672
                                                                      2008       $15.534       $9.834         494
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.179           0
                                                                      2005       $11.179      $11.088         979
                                                                      2006       $11.088      $12.798           0
                                                                      2007       $12.798      $12.960         970
                                                                      2008       $12.960       $8.898         963
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.504           0
                                                                      2005       $10.504      $10.362       1,741
                                                                      2006       $10.362      $11.218           0
                                                                      2007       $11.218      $11.630       6,906
                                                                      2008       $11.630       $7.432       7,362
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.517           0
                                                                      2003       $11.517      $15.430           0
                                                                      2004       $15.430      $16.789           0
                                                                      2005       $16.789      $17.174           0
                                                                      2006       $17.174      $18.222           0
                                                                      2007       $18.222      $19.783           0
                                                                      2008       $19.783      $11.104           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.208           0
                                                                      2003       $11.208      $14.455         235
                                                                      2004       $14.455      $17.460         199
                                                                      2005       $17.460      $18.539         190
                                                                      2006       $18.539      $21.170          49
                                                                      2007       $21.170      $20.169       1,494
                                                                      2008       $20.169      $13.187       1,615

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.197           0
                                                                      2005       $10.197      $10.193           0
                                                                      2006       $10.193      $10.350         301
                                                                      2007       $10.350      $10.769           0
                                                                      2008       $10.769      $11.309      15,919
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.958           0
                                                                      2007       $10.958      $11.962           0
                                                                      2008       $11.962       $8.354           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.309           0
                                                                      2003       $10.309      $12.593       3,527
                                                                      2004       $12.593      $13.845       3,476
                                                                      2005       $13.845      $14.941       3,814
                                                                      2006       $14.941      $17.266         102
                                                                      2007       $17.266      $17.438       3,333
                                                                      2008       $17.438      $10.704         477
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.216           0
                                                                      2003       $11.216      $16.750         207
                                                                      2004       $16.750      $20.390         177
                                                                      2005       $20.390      $25.364         145
                                                                      2006       $25.364      $31.714           0
                                                                      2007       $31.714      $39.863           0
                                                                      2008       $39.863      $18.401           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.459           0
                                                                      2003       $10.459      $13.498           0
                                                                      2004       $13.498      $15.617           0
                                                                      2005       $15.617      $16.795         431
                                                                      2006       $16.795      $19.911          73
                                                                      2007       $19.911      $22.436       1,770
                                                                      2008       $22.436      $13.057       2,018
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.705           0
                                                                      2003       $10.705      $12.793         504
                                                                      2004       $12.793      $14.328         555
                                                                      2005       $14.328      $13.556         531
                                                                      2006       $13.556      $14.923         537
                                                                      2007       $14.923      $16.167         559
                                                                      2008       $16.167      $16.760         556

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.890           0
                                                                      2005       $10.890      $11.369           0
                                                                      2006       $11.369      $12.723           0
                                                                      2007       $12.723      $13.252           0
                                                                      2008       $13.252       $9.226           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.342           0
                                                                      2005       $10.342      $10.227       1,063
                                                                      2006       $10.227      $10.915           0
                                                                      2007       $10.915      $11.311       3,717
                                                                      2008       $11.311       $9.105       3,331
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.874           0
                                                                      2005       $10.874      $10.960       1,646
                                                                      2006       $10.960      $12.546           0
                                                                      2007       $12.546      $12.666       1,632
                                                                      2008       $12.666       $7.860       1,620
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.122           0
                                                                      2005       $11.122      $11.359           0
                                                                      2006       $11.359      $11.963           0
                                                                      2007       $11.963      $14.161           0
                                                                      2008       $14.161       $8.536           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.105           0
                                                                      2005       $11.105      $11.731           0
                                                                      2006       $11.731      $12.852           0
                                                                      2007       $12.852      $12.616       2,388
                                                                      2008       $12.616       $7.468       2,849
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.680           0
                                                                      2003       $10.680      $12.999       3,157
                                                                      2004       $12.999      $13.930       3,213
                                                                      2005       $13.930      $14.098       3,273
                                                                      2006       $14.098      $15.256           0
                                                                      2007       $15.256      $15.409       3,234
                                                                      2008       $15.409       $8.480           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.090           0
                                                                      2005       $10.090      $10.079           0
                                                                      2006       $10.079      $10.324         915
                                                                      2007       $10.324      $10.488           0
                                                                      2008       $10.488       $6.237           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.231           0
                                                                      2004       $12.231      $12.728           0
                                                                      2005       $12.728      $13.029           0
                                                                      2006       $13.029      $13.696           0
                                                                      2007       $13.696      $15.219       1,979
                                                                      2008       $15.219       $8.072       2,600
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.133           0
                                                                      2003       $10.133      $14.130         243
                                                                      2004       $14.130      $16.396         218
                                                                      2005       $16.396      $18.256         199
                                                                      2006       $18.256      $20.915           0
                                                                      2007       $20.915      $21.654           0
                                                                      2008       $21.654      $12.611           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.645           0
                                                                      2003       $10.645      $12.863           0
                                                                      2004       $12.863      $13.652           0
                                                                      2005       $13.652      $13.594           0
                                                                      2006       $13.594      $14.494           0
                                                                      2007       $14.494      $14.079           0
                                                                      2008       $14.079       $2.944           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.162           0
                                                                      2003       $10.162      $12.541       4,266
                                                                      2004       $12.541      $13.361       4,314
                                                                      2005       $13.361      $13.791       4,288
                                                                      2006       $13.791      $15.450         109
                                                                      2007       $15.450      $15.704       9,410
                                                                      2008       $15.704       $9.408       7,244
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.338           0
                                                                      2003       $10.338      $14.556         737
                                                                      2004       $14.556      $16.933         665
                                                                      2005       $16.933      $18.136         628
                                                                      2006       $18.136      $20.298           0
                                                                      2007       $20.298      $19.535       1,934
                                                                      2008       $19.535      $11.821       2,208
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.045           0
                                                                      2003       $10.045      $12.299         415
                                                                      2004       $12.299      $14.338         398
                                                                      2005       $14.338      $15.674         357
                                                                      2006       $15.674      $15.714           0
                                                                      2007       $15.714      $16.262           0
                                                                      2008       $16.262       $8.061           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.535           0
                                                                      2003       $10.535      $12.048         821
                                                                      2004       $12.048      $12.752         819
                                                                      2005       $12.752      $12.756         830
                                                                      2006       $12.756      $13.353           0
                                                                      2007       $13.353      $14.277       4,220
                                                                      2008       $14.277      $11.917       3,483
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.372           0
                                                                      2003       $10.372      $12.341           0
                                                                      2004       $12.341      $13.143           0
                                                                      2005       $13.143      $13.725           0
                                                                      2006       $13.725      $15.120           0
                                                                      2007       $15.120      $15.191           0
                                                                      2008       $15.191       $9.887           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.781           0
                                                                      2003       $10.781      $13.406         513
                                                                      2004       $13.406      $14.539         503
                                                                      2005       $14.539      $14.935         503
                                                                      2006       $14.935      $16.899           0
                                                                      2007       $16.899      $15.496         488
                                                                      2008       $15.496       $9.272         486
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.709           0
                                                                      2003        $9.709      $11.220           0
                                                                      2004       $11.220      $11.732           0
                                                                      2005       $11.732      $12.963           0
                                                                      2006       $12.963      $13.008           0
                                                                      2007       $13.008      $12.619           0
                                                                      2008       $12.619      $10.214           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.724           0
                                                                      2003       $10.724      $13.247           0
                                                                      2004       $13.247      $14.293           0
                                                                      2005       $14.293      $14.385           0
                                                                      2006       $14.385      $15.520           0
                                                                      2007       $15.520      $15.570           0
                                                                      2008       $15.570      $11.236           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.169           0
                                                                      2003       $10.169      $10.366         938
                                                                      2004       $10.366      $10.566         982
                                                                      2005       $10.566      $10.558       1,004
                                                                      2006       $10.558      $10.772           0
                                                                      2007       $10.772      $11.063       5,446
                                                                      2008       $11.063       $8.215       5,076
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.588           0
                                                                      2003       $10.588      $13.284           0
                                                                      2004       $13.284      $15.066           0
                                                                      2005       $15.066      $16.501           0
                                                                      2006       $16.501      $20.573           0
                                                                      2007       $20.573      $21.758           0
                                                                      2008       $21.758      $11.903           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.391           0
                                                                      2003       $10.391      $12.896           0
                                                                      2004       $12.896      $14.179           0
                                                                      2005       $14.179      $15.060           0
                                                                      2006       $15.060      $16.749           0
                                                                      2007       $16.749      $15.502           0
                                                                      2008       $15.502       $9.147           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.969           0
                                                                      2003        $9.969       $9.780           0
                                                                      2004        $9.780       $9.609           0
                                                                      2005        $9.609       $9.618           0
                                                                      2006        $9.618       $9.801         316
                                                                      2007        $9.801      $10.023       6,011
                                                                      2008       $10.023      $10.035       4,127
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.363           0
                                                                      2003       $10.363      $13.397         386
                                                                      2004       $13.397      $14.424         395
                                                                      2005       $14.424      $15.489         367
                                                                      2006       $15.489      $16.414           0
                                                                      2007       $16.414      $16.939           0
                                                                      2008       $16.939      $10.127           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.187           0
                                                                      2003       $11.187      $14.466       3,948
                                                                      2004       $14.466      $16.299       3,776
                                                                      2005       $16.299      $16.849       3,750
                                                                      2006       $16.849      $19.081           0
                                                                      2007       $19.081      $17.712       5,162
                                                                      2008       $17.712       $9.550       2,205
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.626           0
                                                                      2003       $10.626      $12.999           0
                                                                      2004       $12.999      $13.648           0
                                                                      2005       $13.648      $13.990           0
                                                                      2006       $13.990      $15.202           0
                                                                      2007       $15.202      $14.919           0
                                                                      2008       $14.919       $8.949           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.499           0
                                                                      2003       $10.499      $11.994       4,502
                                                                      2004       $11.994      $12.668       4,669
                                                                      2005       $12.668      $12.861       4,722
                                                                      2006       $12.861      $14.051           0
                                                                      2007       $14.051      $13.844       4,787
                                                                      2008       $13.844       $8.010       1,194
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.452           0
                                                                      2003       $11.452      $13.954           0
                                                                      2004       $13.954      $16.563           0
                                                                      2005       $16.563      $17.554           0
                                                                      2006       $17.554      $21.768           0
                                                                      2007       $21.768      $25.483           0
                                                                      2008       $25.483      $17.289           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.356           0
                                                                      2003       $10.356      $13.462           0
                                                                      2004       $13.462      $15.585           0
                                                                      2005       $15.585      $17.062           0
                                                                      2006       $17.062      $17.563           0
                                                                      2007       $17.563      $17.794           0
                                                                      2008       $17.794       $9.458           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.093           0
                                                                      2003       $10.093      $12.307       1,100
                                                                      2004       $12.307      $12.617       1,119
                                                                      2005       $12.617      $13.018       1,178
                                                                      2006       $13.018      $13.398           0
                                                                      2007       $13.398      $13.798       1,256
                                                                      2008       $13.798       $8.480       1,250

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.069           0
                                                                      2005       $11.069      $12.006           0
                                                                      2006       $12.006      $12.297           0
                                                                      2007       $12.297      $14.114           0
                                                                      2008       $14.114       $7.324           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.282           0
                                                                      2005       $11.282      $11.465           0
                                                                      2006       $11.465      $12.988           0
                                                                      2007       $12.988      $12.381       2,433
                                                                      2008       $12.381       $7.758       2,709
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.636           0
                                                                      2003       $10.636      $13.256           0
                                                                      2004       $13.256      $14.766           0
                                                                      2005       $14.766      $15.815           0
                                                                      2006       $15.815      $17.905           0
                                                                      2007       $17.905      $17.915       1,682
                                                                      2008       $17.915      $11.854       1,770
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.815           0
                                                                      2005        $9.815       $9.813           0
                                                                      2006        $9.813       $9.979         313
                                                                      2007        $9.979      $10.173           0
                                                                      2008       $10.173      $10.108           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.396           0
                                                                      2003        $9.396      $11.651           0
                                                                      2004       $11.651      $12.144           0
                                                                      2005       $12.144      $12.760           0
                                                                      2006       $12.760      $12.782           0
                                                                      2007       $12.782      $14.552           0
                                                                      2008       $14.552       $7.227           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.043           0
                                                                      2003       $11.043      $13.771           0
                                                                      2004       $13.771      $14.797           0
                                                                      2005       $14.797      $16.197           0
                                                                      2006       $16.197      $17.520           0
                                                                      2007       $17.520      $18.192           0
                                                                      2008       $18.192      $15.097           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.907         0
                                                                      2005       $10.907      $11.433         0
                                                                      2006       $11.433      $12.564         0
                                                                      2007       $12.564      $12.674         0
                                                                      2008       $12.674       $9.565         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.705         0
                                                                      2005       $10.705      $12.091         0
                                                                      2006       $12.091      $12.288         0
                                                                      2007       $12.288      $14.619         0
                                                                      2008       $14.619       $7.251         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.679         0
                                                                      2005       $10.679      $12.039         0
                                                                      2006       $12.039      $12.200         0
                                                                      2007       $12.200      $14.486         0
                                                                      2008       $14.486       $7.162         0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.007         0
                                                                      2005       $11.007      $12.032         0
                                                                      2006       $12.032      $14.272         0
                                                                      2007       $14.272      $15.291         0
                                                                      2008       $15.291      $10.606         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.779         0
                                                                      2007        $9.779      $11.702         0
                                                                      2008       $11.702       $6.075         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.520         0
                                                                      2004       $13.520      $15.697         0
                                                                      2005       $15.697      $17.297         0
                                                                      2006       $17.297      $18.883         0
                                                                      2007       $18.883      $18.976         0
                                                                      2008       $18.976      $11.032         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.245        983
                                                                      2005       $11.245      $12.328        926
                                                                      2006       $12.328      $14.525        596
                                                                      2007       $14.525      $15.288        541
                                                                      2008       $15.288       $8.761        538
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.238          0
                                                                      2005       $11.238      $12.303          0
                                                                      2006       $12.303      $14.487          0
                                                                      2007       $14.487      $15.234          0
                                                                      2008       $15.234       $8.710          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.684          0
                                                                      2003       $10.684      $14.404          0
                                                                      2004       $14.404      $19.131          0
                                                                      2005       $19.131      $21.804          0
                                                                      2006       $21.804      $29.302          0
                                                                      2007       $29.302      $23.658          0
                                                                      2008       $23.658      $14.303          0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 200. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Van Kampen Money Market and UIF Global Franchise Variable Sub-Accounts are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.210           0
                                                            2007       $10.210      $11.683       4,098
                                                            2008       $11.683       $6.532       5,102
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.401           0
                                                            2007       $10.401      $11.000           0
                                                            2008       $11.000       $8.031       2,121
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.430           0
                                                            2007       $10.430      $11.189           0
                                                            2008       $11.189       $7.335           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.439           0
                                                            2007       $10.439      $11.311           0
                                                            2008       $11.311       $6.823           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.292           0
                                                            2007       $10.292      $10.634           0
                                                            2008       $10.634       $9.264           0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.690           0
                                                            2007        $9.690      $11.561           0
                                                            2008       $11.561       $6.229           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.761           0
                                                                      2007       $10.761      $11.041       2,095
                                                                      2008       $11.041       $6.769       2,083
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.821           0
                                                                      2007        $9.821      $11.050           0
                                                                      2008       $11.050       $6.510           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.683      $13.300      17,595
                                                                      2004       $13.300      $14.353      24,643
                                                                      2005       $14.353      $14.495      25,536
                                                                      2006       $14.495      $16.513           0
                                                                      2007       $16.513      $15.510      13,216
                                                                      2008       $15.510       $9.813      11,752
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.175           0
                                                                      2005       $11.175      $11.078       3,816
                                                                      2006       $11.078      $12.780           0
                                                                      2007       $12.780      $12.935      10,070
                                                                      2008       $12.935       $8.877       7,587
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.503         243
                                                                      2005       $10.503      $10.356       2,801
                                                                      2006       $10.356      $11.205           0
                                                                      2007       $11.205      $11.611       2,717
                                                                      2008       $11.611       $7.416       3,191
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.804      $15.437           0
                                                                      2004       $15.437      $16.789           0
                                                                      2005       $16.789      $17.165           0
                                                                      2006       $17.165      $18.203           0
                                                                      2007       $18.203      $19.752           0
                                                                      2008       $19.752      $11.081           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.024      $14.462       5,520
                                                                      2004       $14.462      $17.460       7,553
                                                                      2005       $17.460      $18.529       9,771
                                                                      2006       $18.529      $21.148         482
                                                                      2007       $21.148      $20.138       6,364
                                                                      2008       $20.138      $13.159       4,996

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.193       1,045
                                                                      2005       $10.193      $10.184       1,072
                                                                      2006       $10.184      $10.336           0
                                                                      2007       $10.336      $10.748       2,180
                                                                      2008       $10.748      $11.282       1,838
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.955           0
                                                                      2007       $10.955      $11.952           0
                                                                      2008       $11.952       $8.342           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.584      $12.599      19,691
                                                                      2004       $12.599      $13.845      25,374
                                                                      2005       $13.845      $14.933      26,784
                                                                      2006       $14.933      $17.248       1,131
                                                                      2007       $17.248      $17.410      12,567
                                                                      2008       $17.410      $10.682       8,459
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.658      $16.758         739
                                                                      2004       $16.758      $20.390       1,339
                                                                      2005       $20.390      $25.351       2,962
                                                                      2006       $25.351      $31.681           0
                                                                      2007       $31.681      $39.801       2,393
                                                                      2008       $39.801      $18.363       1,837
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.362      $13.505       2,556
                                                                      2004       $13.505      $15.617       2,722
                                                                      2005       $15.617      $16.786       7,297
                                                                      2006       $16.786      $19.890           0
                                                                      2007       $19.890      $22.402       4,846
                                                                      2008       $22.402      $13.030       1,655
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.567      $12.800           0
                                                                      2004       $12.800      $14.328           0
                                                                      2005       $14.328      $13.549           0
                                                                      2006       $13.549      $14.907           0
                                                                      2007       $14.907      $16.142           0
                                                                      2008       $16.142      $16.725           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.888           0
                                                                      2005       $10.888      $11.362       1,248
                                                                      2006       $11.362      $12.709           0
                                                                      2007       $12.709      $13.230       2,953
                                                                      2008       $13.230       $9.206         542

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.340           0
                                                                      2005       $10.340      $10.221       6,249
                                                                      2006       $10.221      $10.902           0
                                                                      2007       $10.902      $11.293       6,299
                                                                      2008       $11.293       $9.085      10,335
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.873       6,569
                                                                      2005       $10.873      $10.953       3,127
                                                                      2006       $10.953      $12.532           0
                                                                      2007       $12.532      $12.645       5,472
                                                                      2008       $12.645       $7.843       6,936
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.120           0
                                                                      2005       $11.120      $11.351       1,967
                                                                      2006       $11.351      $11.949           0
                                                                      2007       $11.949      $14.137       1,903
                                                                      2008       $14.137       $8.517       1,951
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.103       6,049
                                                                      2005       $11.103      $11.724       8,583
                                                                      2006       $11.724      $12.838           0
                                                                      2007       $12.838      $12.595       6,466
                                                                      2008       $12.595       $7.452       5,287
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.088      $13.005         313
                                                                      2004       $13.005      $13.930         746
                                                                      2005       $13.930      $14.090       1,178
                                                                      2006       $14.090      $15.240           0
                                                                      2007       $15.240      $15.384       2,984
                                                                      2008       $15.384       $8.462       3,107
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.088           0
                                                                      2005       $10.088      $10.073         673
                                                                      2006       $10.073      $10.312           0
                                                                      2007       $10.312      $10.471         759
                                                                      2008       $10.471       $6.223       8,661

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.227      13,535
                                                                      2004       $12.227      $12.718      25,147
                                                                      2005       $12.718      $13.011      22,749
                                                                      2006       $13.011      $13.670       1,179
                                                                      2007       $13.670      $15.183      11,885
                                                                      2008       $15.183       $8.048      13,967
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.065      $14.137           0
                                                                      2004       $14.137      $16.396           0
                                                                      2005       $16.396      $18.246       1,893
                                                                      2006       $18.246      $20.893           0
                                                                      2007       $20.893      $21.620       2,177
                                                                      2008       $21.620      $12.585       1,414
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.711      $12.869       2,142
                                                                      2004       $12.869      $13.652       4,367
                                                                      2005       $13.652      $13.586       4,810
                                                                      2006       $13.586      $14.479         571
                                                                      2007       $14.479      $14.057       2,282
                                                                      2008       $14.057       $2.938       5,651
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.445      $12.547      26,443
                                                                      2004       $12.547      $13.361      42,107
                                                                      2005       $13.361      $13.784      43,949
                                                                      2006       $13.784      $15.434           0
                                                                      2007       $15.434      $15.680      24,220
                                                                      2008       $15.680       $9.388      20,374
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.695      $14.563       4,771
                                                                      2004       $14.563      $16.933       9,376
                                                                      2005       $16.933      $18.126      10,461
                                                                      2006       $18.126      $20.277           0
                                                                      2007       $20.277      $19.504       7,941
                                                                      2008       $19.504      $11.796       6,371
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.322      $12.305       7,154
                                                                      2004       $12.305      $14.338      11,024
                                                                      2005       $14.338      $15.666       9,578
                                                                      2006       $15.666      $15.697         558
                                                                      2007       $15.697      $16.237       4,043
                                                                      2008       $16.237       $8.045       4,476
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.227      $12.054       5,038
                                                                      2004       $12.054      $12.751       8,855
                                                                      2005       $12.751      $12.750      15,833
                                                                      2006       $12.750      $13.339       1,831
                                                                      2007       $13.339      $14.255      11,452
                                                                      2008       $14.255      $11.893      11,681

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.733      $12.347         604
                                                                      2004       $12.347      $13.143         603
                                                                      2005       $13.143      $13.718         703
                                                                      2006       $13.718      $15.105           0
                                                                      2007       $15.105      $15.167         834
                                                                      2008       $15.167       $9.866       1,535
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.974      $13.412      17,230
                                                                      2004       $13.412      $14.539      23,473
                                                                      2005       $14.539      $14.927      21,980
                                                                      2006       $14.927      $16.881           0
                                                                      2007       $16.881      $15.472       8,063
                                                                      2008       $15.472       $9.253       5,211
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.215      $11.225       2,465
                                                                      2004       $11.225      $11.731       2,572
                                                                      2005       $11.731      $12.956       2,449
                                                                      2006       $12.956      $12.994           0
                                                                      2007       $12.994      $12.599           8
                                                                      2008       $12.599      $10.193           8
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.845      $13.253       4,691
                                                                      2004       $13.253      $14.293       8,520
                                                                      2005       $14.293      $14.377      10,510
                                                                      2006       $14.377      $15.503           0
                                                                      2007       $15.503      $15.546       2,703
                                                                      2008       $15.546      $11.213       1,314
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.338      $10.371      31,017
                                                                      2004       $10.371      $10.566       1,667
                                                                      2005       $10.566      $10.552       8,376
                                                                      2006       $10.552      $10.761           0
                                                                      2007       $10.761      $11.045       9,634
                                                                      2008       $11.045       $8.198       9,291
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.556      $13.290         691
                                                                      2004       $13.290      $15.066       1,909
                                                                      2005       $15.066      $16.492       3,655
                                                                      2006       $16.492      $20.551           0
                                                                      2007       $20.551      $21.724       1,953
                                                                      2008       $21.724      $11.879       2,238

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.673      $12.902           0
                                                                      2004       $12.902      $14.179           0
                                                                      2005       $14.179      $15.052           0
                                                                      2006       $15.052      $16.732           0
                                                                      2007       $16.732      $15.478           0
                                                                      2008       $15.478       $9.128           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.920       $9.785          53
                                                                      2004        $9.785       $9.609       3,480
                                                                      2005        $9.609       $9.613       8,091
                                                                      2006        $9.613       $9.791           0
                                                                      2007        $9.791      $10.008      20,371
                                                                      2008       $10.008      $10.014      34,205
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.960      $13.403      18,175
                                                                      2004       $13.403      $14.424      25,691
                                                                      2005       $14.424      $15.481      23,154
                                                                      2006       $15.481      $16.397           0
                                                                      2007       $16.397      $16.913       6,846
                                                                      2008       $16.913      $10.106       4,780
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.301      $14.473         356
                                                                      2004       $14.473      $16.299       2,415
                                                                      2005       $16.299      $16.840       5,219
                                                                      2006       $16.840      $19.061           0
                                                                      2007       $19.061      $17.684       2,928
                                                                      2008       $17.684       $9.530       1,910
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.822      $13.005          40
                                                                      2004       $13.005      $13.647           0
                                                                      2005       $13.647      $13.983           0
                                                                      2006       $13.983      $15.186           0
                                                                      2007       $15.186      $14.896           0
                                                                      2008       $14.896       $8.930           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.663      $12.000       6,577
                                                                      2004       $12.000      $12.668       8,286
                                                                      2005       $12.668      $12.854       7,978
                                                                      2006       $12.854      $14.037           0
                                                                      2007       $14.037      $13.823       3,219
                                                                      2008       $13.823       $7.994       1,839

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.626      $13.961         142
                                                                      2004       $13.961      $16.562         126
                                                                      2005       $16.562      $17.545         123
                                                                      2006       $17.545      $21.746           0
                                                                      2007       $21.746      $25.443           0
                                                                      2008       $25.443      $17.253           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.779      $13.468      11,261
                                                                      2004       $13.468      $15.585      15,852
                                                                      2005       $15.585      $17.053      14,674
                                                                      2006       $17.053      $17.545           0
                                                                      2007       $17.545      $17.767       3,282
                                                                      2008       $17.767       $9.438       2,473
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.560      $12.313      25,354
                                                                      2004       $12.313      $12.617      37,923
                                                                      2005       $12.617      $13.011      38,888
                                                                      2006       $13.011      $13.384           0
                                                                      2007       $13.384      $13.776      11,830
                                                                      2008       $13.776       $8.463      10,051
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.066      23,878
                                                                      2005       $11.066      $11.996      22,050
                                                                      2006       $11.996      $12.280           0
                                                                      2007       $12.280      $14.087       4,002
                                                                      2008       $14.087       $7.306       3,718
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.278           0
                                                                      2005       $11.278      $11.456       1,266
                                                                      2006       $11.456      $12.970           0
                                                                      2007       $12.970      $12.357       2,650
                                                                      2008       $12.357       $7.739       1,291
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.760      $13.263      16,502
                                                                      2004       $13.263      $14.766      19,148
                                                                      2005       $14.766      $15.807      16,327
                                                                      2006       $15.807      $17.886           0
                                                                      2007       $17.886      $17.888       6,660
                                                                      2008       $17.888      $11.830       5,699

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.810       3,830
                                                                      2005        $9.810       $9.803       5,017
                                                                      2006        $9.803       $9.964           0
                                                                      2007        $9.964      $10.152       3,150
                                                                      2008       $10.152      $10.082       3,602
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.911      $11.657         299
                                                                      2004       $11.657      $12.143         653
                                                                      2005       $12.143      $12.753         642
                                                                      2006       $12.753      $12.769           0
                                                                      2007       $12.769      $14.529         344
                                                                      2008       $14.529       $7.212          96
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.268      $13.778           0
                                                                      2004       $13.778      $14.797         141
                                                                      2005       $14.797      $16.189         302
                                                                      2006       $16.189      $17.501           0
                                                                      2007       $17.501      $18.164         163
                                                                      2008       $18.164      $15.066         132
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.903           0
                                                                      2005       $10.903      $11.423           0
                                                                      2006       $11.423      $12.547           0
                                                                      2007       $12.547      $12.650           0
                                                                      2008       $12.650       $9.542           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.701      15,649
                                                                      2005       $10.701      $12.081      13,665
                                                                      2006       $12.081      $12.271      12,103
                                                                      2007       $12.271      $14.592       3,274
                                                                      2008       $14.592       $7.233       3,118
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.676       1,275
                                                                      2005       $10.676      $12.028       1,202
                                                                      2006       $12.028      $12.183           0
                                                                      2007       $12.183      $14.459       1,085
                                                                      2008       $14.459       $7.145       1,249

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.002       2,959
                                                                      2005       $11.002      $12.020       3,581
                                                                      2006       $12.020      $14.250           0
                                                                      2007       $14.250      $15.260       1,097
                                                                      2008       $15.260      $10.579         768
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.776           0
                                                                      2007        $9.776      $11.692           0
                                                                      2008       $11.692       $6.066         703
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.515         927
                                                                      2004       $13.515      $15.684       1,229
                                                                      2005       $15.684      $17.274       4,222
                                                                      2006       $17.274      $18.848           0
                                                                      2007       $18.848      $18.930       2,625
                                                                      2008       $18.930      $11.000       1,054
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.241      29,761
                                                                      2005       $11.241      $12.318      27,979
                                                                      2006       $12.318      $14.505      21,119
                                                                      2007       $14.505      $15.260       8,301
                                                                      2008       $15.260       $8.740       5,909
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.234           0
                                                                      2005       $11.234      $12.293         474
                                                                      2006       $12.293      $14.467           0
                                                                      2007       $14.467      $15.205       1,047
                                                                      2008       $15.205       $8.689         756
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.360      $14.411         386
                                                                      2004       $14.411      $19.131       5,033
                                                                      2005       $19.131      $21.792       5,141
                                                                      2006       $21.792      $29.271           0
                                                                      2007       $29.271      $23.621       1,509
                                                                      2008       $23.621      $14.274       1,659

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.20% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                            2006       $10.000      $10.203         0
                                                            2007       $10.203      $11.663         0
                                                            2008       $11.663       $6.514         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                            2006       $10.000      $10.394         0
                                                            2007       $10.394      $10.981         0
                                                            2008       $10.981       $8.009         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                            2006       $10.000      $10.423         0
                                                            2007       $10.423      $11.169         0
                                                            2008       $11.169       $7.315         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                            2006       $10.000      $10.432         0
                                                            2007       $10.432      $11.292         0
                                                            2008       $11.292       $6.804         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                            2006       $10.000      $10.285         0
                                                            2007       $10.285      $10.615         0
                                                            2008       $10.615       $9.238         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                            2006       $10.000       $9.683         0
                                                            2007        $9.683      $11.541         0
                                                            2008       $11.541       $6.212         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.754         0
                                                                      2007       $10.754      $11.022         0
                                                                      2008       $11.022       $6.750         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.814         0
                                                                      2007        $9.814      $11.031         0
                                                                      2008       $11.031       $6.492         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.675      $13.280         0
                                                                      2004       $13.280      $14.316         0
                                                                      2005       $14.316      $14.444         0
                                                                      2006       $14.444      $16.437         0
                                                                      2007       $16.437      $15.423         0
                                                                      2008       $15.423       $9.748         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.168         0
                                                                      2005       $11.168      $11.059         0
                                                                      2006       $11.059      $12.746         0
                                                                      2007       $12.746      $12.887         0
                                                                      2008       $12.887       $8.834         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.500         0
                                                                      2005       $10.500      $10.342         0
                                                                      2006       $10.342      $11.179         0
                                                                      2007       $11.179      $11.572         0
                                                                      2008       $11.572       $7.384         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.794      $15.414         0
                                                                      2004       $15.414      $16.746         0
                                                                      2005       $16.746      $17.104         0
                                                                      2006       $17.104      $18.119         0
                                                                      2007       $18.119      $19.642         0
                                                                      2008       $19.642      $11.007         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.014      $14.440         0
                                                                      2004       $14.440      $17.416         0
                                                                      2005       $17.416      $18.463         0
                                                                      2006       $18.463      $21.051         0
                                                                      2007       $21.051      $20.025         0
                                                                      2008       $20.025      $13.072         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.186         0
                                                                      2005       $10.186      $10.167         0
                                                                      2006       $10.167      $10.308         0
                                                                      2007       $10.308      $10.708         0
                                                                      2008       $10.708      $11.228         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.947         0
                                                                      2007       $10.947      $11.932         0
                                                                      2008       $11.932       $8.319         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.575      $12.580         0
                                                                      2004       $12.580      $13.809         0
                                                                      2005       $13.809      $14.880         0
                                                                      2006       $14.880      $17.169         0
                                                                      2007       $17.169      $17.313         0
                                                                      2008       $17.313      $10.611         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.648      $16.733         0
                                                                      2004       $16.733      $20.338         0
                                                                      2005       $20.338      $25.260         0
                                                                      2006       $25.260      $31.536         0
                                                                      2007       $31.536      $39.578         0
                                                                      2008       $39.578      $18.241         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.354      $13.484         0
                                                                      2004       $13.484      $15.577         0
                                                                      2005       $15.577      $16.727         0
                                                                      2006       $16.727      $19.799         0
                                                                      2007       $19.799      $22.276         0
                                                                      2008       $22.276      $12.943         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.557      $12.780         0
                                                                      2004       $12.780      $14.291         0
                                                                      2005       $14.291      $13.500         0
                                                                      2006       $13.500      $14.839         0
                                                                      2007       $14.839      $16.051         0
                                                                      2008       $16.051      $16.615         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.886         0
                                                                      2005       $10.886      $11.347         0
                                                                      2006       $11.347      $12.679         0
                                                                      2007       $12.679      $13.186         0
                                                                      2008       $13.186       $9.166         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.338         0
                                                                      2005       $10.338      $10.208         0
                                                                      2006       $10.208      $10.877         0
                                                                      2007       $10.877      $11.255         0
                                                                      2008       $11.255       $9.046         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.870         0
                                                                      2005       $10.870      $10.939         0
                                                                      2006       $10.939      $12.503         0
                                                                      2007       $12.503      $12.603         0
                                                                      2008       $12.603       $7.809         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.117         0
                                                                      2005       $11.117      $11.337         0
                                                                      2006       $11.337      $11.922         0
                                                                      2007       $11.922      $14.090         0
                                                                      2008       $14.090       $8.480         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.101         0
                                                                      2005       $11.101      $11.709         0
                                                                      2006       $11.709      $12.808         0
                                                                      2007       $12.808      $12.554         0
                                                                      2008       $12.554       $7.419         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.079      $12.985         0
                                                                      2004       $12.985      $13.895         0
                                                                      2005       $13.895      $14.040         0
                                                                      2006       $14.040      $15.170         0
                                                                      2007       $15.170      $15.298         0
                                                                      2008       $15.298       $8.406         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.086         0
                                                                      2005       $10.086      $10.060         0
                                                                      2006       $10.060      $10.288         0
                                                                      2007       $10.288      $10.436         0
                                                                      2008       $10.436       $6.196         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.218         0
                                                                      2004       $12.218      $12.696         0
                                                                      2005       $12.696      $12.976         0
                                                                      2006       $12.976      $13.619         0
                                                                      2007       $13.619      $15.110         0
                                                                      2008       $15.110       $8.002         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.056      $14.115         0
                                                                      2004       $14.115      $16.354         0
                                                                      2005       $16.354      $18.181         0
                                                                      2006       $18.181      $20.798         0
                                                                      2007       $20.798      $21.499         0
                                                                      2008       $21.499      $12.502         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.701      $12.850         0
                                                                      2004       $12.850      $13.617         0
                                                                      2005       $13.617      $13.538         0
                                                                      2006       $13.538      $14.413         0
                                                                      2007       $14.413      $13.979         0
                                                                      2008       $13.979       $2.919         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.436      $12.528         0
                                                                      2004       $12.528      $13.327         0
                                                                      2005       $13.327      $13.735         0
                                                                      2006       $13.735      $15.363         0
                                                                      2007       $15.363      $15.592         0
                                                                      2008       $15.592       $9.326         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.686      $14.541         0
                                                                      2004       $14.541      $16.890         0
                                                                      2005       $16.890      $18.061         0
                                                                      2006       $18.061      $20.184         0
                                                                      2007       $20.184      $19.395         0
                                                                      2008       $19.395      $11.718         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.314      $12.287         0
                                                                      2004       $12.287      $14.302         0
                                                                      2005       $14.302      $15.610         0
                                                                      2006       $15.610      $15.626         0
                                                                      2007       $15.626      $16.146         0
                                                                      2008       $16.146       $7.991         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.218      $12.035         0
                                                                      2004       $12.035      $12.719         0
                                                                      2005       $12.719      $12.704         0
                                                                      2006       $12.704      $13.278         0
                                                                      2007       $13.278      $14.175         0
                                                                      2008       $14.175      $11.814         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.724      $12.328         0
                                                                      2004       $12.328      $13.110         0
                                                                      2005       $13.110      $13.669         0
                                                                      2006       $13.669      $15.035         0
                                                                      2007       $15.035      $15.082         0
                                                                      2008       $15.082       $9.801         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.965      $13.392         0
                                                                      2004       $13.392      $14.502         0
                                                                      2005       $14.502      $14.874         0
                                                                      2006       $14.874      $16.804         0
                                                                      2007       $16.804      $15.386         0
                                                                      2008       $15.386       $9.192         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.207      $11.208         0
                                                                      2004       $11.208      $11.701         0
                                                                      2005       $11.701      $12.910         0
                                                                      2006       $12.910      $12.935         0
                                                                      2007       $12.935      $12.529         0
                                                                      2008       $12.529      $10.125         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.835      $13.233         0
                                                                      2004       $13.233      $14.257         0
                                                                      2005       $14.257      $14.326         0
                                                                      2006       $14.326      $15.432         0
                                                                      2007       $15.432      $15.458         0
                                                                      2008       $15.458      $11.138         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.329      $10.355         0
                                                                      2004       $10.355      $10.539         0
                                                                      2005       $10.539      $10.515         0
                                                                      2006       $10.515      $10.712         0
                                                                      2007       $10.712      $10.983         0
                                                                      2008       $10.983       $8.143         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.548      $13.270         0
                                                                      2004       $13.270      $15.027         0
                                                                      2005       $15.027      $16.433         0
                                                                      2006       $16.433      $20.457         0
                                                                      2007       $20.457      $21.603         0
                                                                      2008       $21.603      $11.800         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.664      $12.883         0
                                                                      2004       $12.883      $14.143         0
                                                                      2005       $14.143      $14.998         0
                                                                      2006       $14.998      $16.655         0
                                                                      2007       $16.655      $15.391         0
                                                                      2008       $15.391       $9.068         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.911       $9.770         0
                                                                      2004        $9.770       $9.585         0
                                                                      2005        $9.585       $9.578         0
                                                                      2006        $9.578       $9.746         0
                                                                      2007        $9.746       $9.952         0
                                                                      2008        $9.952       $9.948         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.951      $13.383         0
                                                                      2004       $13.383      $14.388         0
                                                                      2005       $14.388      $15.426         0
                                                                      2006       $15.426      $16.322         0
                                                                      2007       $16.322      $16.818         0
                                                                      2008       $16.818      $10.039         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.292      $14.451         0
                                                                      2004       $14.451      $16.258         0
                                                                      2005       $16.258      $16.780         0
                                                                      2006       $16.780      $18.974         0
                                                                      2007       $18.974      $17.585         0
                                                                      2008       $17.585       $9.467         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.813      $12.986         0
                                                                      2004       $12.986      $13.613         0
                                                                      2005       $13.613      $13.933         0
                                                                      2006       $13.933      $15.116         0
                                                                      2007       $15.116      $14.813         0
                                                                      2008       $14.813       $8.871         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.654      $11.982         0
                                                                      2004       $11.982      $12.636         0
                                                                      2005       $12.636      $12.808         0
                                                                      2006       $12.808      $13.972         0
                                                                      2007       $13.972      $13.745         0
                                                                      2008       $13.745       $7.941         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.616      $13.940         0
                                                                      2004       $13.940      $16.520         0
                                                                      2005       $16.520      $17.483         0
                                                                      2006       $17.483      $21.646         0
                                                                      2007       $21.646      $25.301         0
                                                                      2008       $25.301      $17.139         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.770      $13.448         0
                                                                      2004       $13.448      $15.545         0
                                                                      2005       $15.545      $16.992         0
                                                                      2006       $16.992      $17.465         0
                                                                      2007       $17.465      $17.667         0
                                                                      2008       $17.667       $9.376         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.551      $12.294         0
                                                                      2004       $12.294      $12.585         0
                                                                      2005       $12.585      $12.964         0
                                                                      2006       $12.964      $13.323         0
                                                                      2007       $13.323      $13.699         0
                                                                      2008       $13.699       $8.407         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.058         0
                                                                      2005       $11.058      $11.976         0
                                                                      2006       $11.976      $12.247         0
                                                                      2007       $12.247      $14.035         0
                                                                      2008       $14.035       $7.271         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.270         0
                                                                      2005       $11.270      $11.436         0
                                                                      2006       $11.436      $12.935         0
                                                                      2007       $12.935      $12.311         0
                                                                      2008       $12.311       $7.702         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.751      $13.242         0
                                                                      2004       $13.242      $14.729         0
                                                                      2005       $14.729      $15.751         0
                                                                      2006       $15.751      $17.804         0
                                                                      2007       $17.804      $17.787         0
                                                                      2008       $17.787      $11.751         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.800         0
                                                                      2005        $9.800       $9.783         0
                                                                      2006        $9.783       $9.933         0
                                                                      2007        $9.933      $10.111         0
                                                                      2008       $10.111      $10.030         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.903      $11.639         0
                                                                      2004       $11.639      $12.112         0
                                                                      2005       $12.112      $12.707         0
                                                                      2006       $12.707      $12.711         0
                                                                      2007       $12.711      $14.447         0
                                                                      2008       $14.447       $7.164         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.258      $13.757         0
                                                                      2004       $13.757      $14.759         0
                                                                      2005       $14.759      $16.131         0
                                                                      2006       $16.131      $17.421         0
                                                                      2007       $17.421      $18.062         0
                                                                      2008       $18.062      $14.966         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.896         0
                                                                      2005       $10.896      $11.404         0
                                                                      2006       $11.404      $12.513         0
                                                                      2007       $12.513      $12.603         0
                                                                      2008       $12.603       $9.497         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.694         0
                                                                      2005       $10.694      $12.060         0
                                                                      2006       $12.060      $12.237         0
                                                                      2007       $12.237      $14.537         0
                                                                      2008       $14.537       $7.199         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.688         0
                                                                      2005       $10.668      $12.008         0
                                                                      2006       $12.008      $12.150         0
                                                                      2007       $12.150      $14.404         0
                                                                      2008       $14.404       $7.110         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $10.990         0
                                                                      2005       $10.990      $11.995         0
                                                                      2006       $11.995      $14.206         0
                                                                      2007       $14.206      $15.197         0
                                                                      2008       $15.197      $10.524         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.769         0
                                                                      2007        $9.769      $11.672         0
                                                                      2008       $11.672       $6.050         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.506         0
                                                                      2004       $13.506      $15.657         0
                                                                      2005       $15.657      $17.227         0
                                                                      2006       $17.227      $18.777         0
                                                                      2007       $18.777      $18.840         0
                                                                      2008       $18.840      $10.936         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.233         0
                                                                      2005       $11.233      $12.297         0
                                                                      2006       $12.297      $14.466         0
                                                                      2007       $14.466      $15.202         0
                                                                      2008       $15.202       $8.698         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.227         0
                                                                      2005       $11.227      $12.272         0
                                                                      2006       $12.272      $14.428         0
                                                                      2007       $14.428      $15.148         0
                                                                      2008       $15.148       $8.648         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.351      $14.389         0
                                                                      2004       $14.389      $19.082         0
                                                                      2005       $19.082      $21.714         0
                                                                      2006       $21.714      $29.137         0
                                                                      2007       $29.137      $23.489         0
                                                                      2008       $23.489      $14.179         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3
                      Year Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub--Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub --Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub --Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -- Class 2, Lord Abbett Series -- All Value, Lord Abbett Series -- Bond-Debenture, Lord Abbett Series -- Growth and Income, Lord Abbett Series --Growth Opportunities, Lord Abbett Series -- Mid-Cap Value and Oppenheimer Core Bond/VA -- Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 -- Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 -- Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -- Service Class 2 Sub-Account, Fidelity VIP Freedom Income -- Service Class 2 Sub-Account, Fidelity VIP Growth Stock -- Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap -- Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -- Class 2 Sub--Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -- Class 2 Sub-Account and the FTVIP Templeton Global Income Securities -- Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub --Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences -- Class IB Sub-Account, Putnam VT New Opportunities -- Class IB Sub -- Account, Putnam VT Research -- Class IB Sub-Account and the Putnam VT Utilities Growth and Income -- Class IB Sub -- Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub--Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub -- Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub -- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub -- Accounts that invest in the UIF Capital Growth, Class II Sub --Account and the UIF U.S. Mid Cap Value, Class II Sub--Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.245       4,881
                                                                      2007       $10.245      $11.784       5,685
                                                                      2008       $11.784       $6.622       4,793
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.437           0
                                                                      2007       $10.437      $11.095           0
                                                                      2008       $11.095       $8.141           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.466           0
                                                                      2007       $10.466      $11.285           0
                                                                      2008       $11.285       $7.436           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.475           0
                                                                      2007       $10.475      $11.409           0
                                                                      2008       $11.409       $6.917           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.327           0
                                                                      2007       $10.327      $10.725           0
                                                                      2008       $10.725       $9.391           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.723           0
                                                                      2007        $9.723      $11.660       3,877
                                                                      2008       $11.660       $6.315       3,269

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.798           0
                                                                      2007       $10.798      $11.136           0
                                                                      2008       $11.136       $6.862           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.855           0
                                                                      2007        $9.855      $11.145       3,227
                                                                      2008       $11.145       $6.600       2,721
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.845           0
                                                                      2003       $10.845      $13.368       7,791
                                                                      2004       $13.368      $14.500       6,299
                                                                      2005       $14.500      $14.719       6,069
                                                                      2006       $14.719      $16.853       5,447
                                                                      2007       $16.853      $15.911       5,508
                                                                      2008       $15.911      $10.119       5,265
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.214         553
                                                                      2005       $11.214      $11.173       4,354
                                                                      2006       $11.173      $12.956       2,024
                                                                      2007       $12.956      $13.180       2,011
                                                                      2008       $13.180       $9.091         540
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.516           0
                                                                      2005       $10.516      $10.422      17,284
                                                                      2006       $10.422      $11.334      16,084
                                                                      2007       $11.334      $11.805      15,516
                                                                      2008       $11.805       $7.579      14,870
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.529         798
                                                                      2003       $11.529      $15.516         662
                                                                      2004       $15.516      $16.961         642
                                                                      2005       $16.961      $17.429         617
                                                                      2006       $17.429      $18.578           0
                                                                      2007       $18.578      $20.263           0
                                                                      2008       $20.263      $11.426           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.219         840
                                                                      2003       $11.219      $14.536       5,316
                                                                      2004       $14.536      $17.639       3,838
                                                                      2005       $17.639      $18.814       5,486
                                                                      2006       $18.814      $21.583       3,981
                                                                      2007       $21.583      $20.659       3,892
                                                                      2008       $20.659      $13.569       2,316

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.228           0
                                                                      2005       $10.228      $10.272       4,368
                                                                      2006       $10.272      $10.477       4,342
                                                                      2007       $10.477      $10.952       4,321
                                                                      2008       $10.952      $11.555         655
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.992           0
                                                                      2007       $10.992      $12.055           0
                                                                      2008       $12.055       $8.457           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.319           0
                                                                      2003       $10.319      $12.663       9,499
                                                                      2004       $12.663      $13.986       8,319
                                                                      2005       $13.986      $15.164       6,573
                                                                      2006       $15.164      $17.603       5,967
                                                                      2007       $17.603      $17.861       5,879
                                                                      2008       $17.861      $11.015       1,562
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.227           0
                                                                      2003       $11.227      $16.844           0
                                                                      2004       $16.844      $20.599         677
                                                                      2005       $20.599      $25.741       1,436
                                                                      2006       $25.741      $32.334         917
                                                                      2007       $32.334      $40.829         864
                                                                      2008       $40.829      $18.934         605
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.470         865
                                                                      2003       $10.470      $13.574       3,783
                                                                      2004       $13.574      $15.777       2,172
                                                                      2005       $15.777      $17.045      13,069
                                                                      2006       $17.045      $20.300      10,472
                                                                      2007       $20.300      $22.981      10,012
                                                                      2008       $22.981      $13.435       9,019
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.715         889
                                                                      2003       $10.715      $12.865       8,097
                                                                      2004       $12.865      $14.475      21,000
                                                                      2005       $14.475      $13.758       2,892
                                                                      2006       $13.758      $15.214       1,586
                                                                      2007       $15.214      $16.559       1,482
                                                                      2008       $16.559      $17.246         427

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.902           0
                                                                      2005       $10.902      $11.435       5,828
                                                                      2006       $11.435      $12.855       1,521
                                                                      2007       $12.855      $13.452       1,514
                                                                      2008       $13.452       $9.409           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.353           0
                                                                      2005       $10.353      $10.286      18,423
                                                                      2006       $10.286      $11.028      16,266
                                                                      2007       $11.028      $11.482      15,740
                                                                      2008       $11.482       $9.285      12,817
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.886           0
                                                                      2005       $10.886      $11.022       1,338
                                                                      2006       $11.022      $12.676       1,332
                                                                      2007       $12.676      $12.856       1,326
                                                                      2008       $12.856       $8.015           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.134           0
                                                                      2005       $11.134      $11.424       4,409
                                                                      2006       $11.424      $12.087       3,624
                                                                      2007       $12.087      $14.374       3,440
                                                                      2008       $14.374       $8.704       3,323
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.117           0
                                                                      2005       $11.117      $11.799      10,537
                                                                      2006       $11.799      $12.986       9,184
                                                                      2007       $12.986      $12.806       8,905
                                                                      2008       $12.806       $7.615       8,237
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.690           0
                                                                      2003       $10.690      $13.071       6,055
                                                                      2004       $13.071      $14.073       6,063
                                                                      2005       $14.073      $14.307       6,069
                                                                      2006       $14.307      $15.554       5,165
                                                                      2007       $15.554      $15.782       5,152
                                                                      2008       $15.782       $8.726         467
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.101           0
                                                                      2005       $10.101      $10.137       1,992
                                                                      2006       $10.137      $10.431         482
                                                                      2007       $10.431      $10.646         511
                                                                      2008       $10.646       $6.360         494

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.268           0
                                                                      2004       $12.268      $12.826         321
                                                                      2005       $12.826      $13.190       3,428
                                                                      2006       $13.190      $13.928       2,627
                                                                      2007       $13.928      $15.549       2,295
                                                                      2008       $15.549       $8.285       2,162
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.143           0
                                                                      2003       $10.143      $14.209       3,281
                                                                      2004       $14.209      $16.564       4,315
                                                                      2005       $16.564      $18.527       3,243
                                                                      2006       $18.527      $21.324       2,725
                                                                      2007       $21.324      $22.179       2,595
                                                                      2008       $22.179      $12.977       2,161
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.655           0
                                                                      2003       $10.655      $12.935       2,860
                                                                      2004       $12.935      $13.792       1,720
                                                                      2005       $13.792      $13.796       2,488
                                                                      2006       $13.796      $14.777       1,765
                                                                      2007       $14.777      $14.421       1,777
                                                                      2008       $14.421       $3.030       1,502
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.172           0
                                                                      2003       $10.172      $12.612       8,952
                                                                      2004       $12.612      $13.498       8,967
                                                                      2005       $13.498      $13.997      14,068
                                                                      2006       $13.997      $15.751      13,142
                                                                      2007       $15.751      $16.085      11,100
                                                                      2008       $16.085       $9.680       7,197
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.348           0
                                                                      2003       $10.348      $14.937       2,654
                                                                      2004       $14.937      $17.106       2,633
                                                                      2005       $17.106      $18.405       5,799
                                                                      2006       $18.405      $20.695       4,819
                                                                      2007       $20.695      $20.009       4,734
                                                                      2008       $20.009      $12.163       3,379
Oppenheimer MidCap Fund/VA--Service Shares
--------------------------------------------------------------------------------------------------------------------
                                                                      2002       $10.000      $10.055           0
                                                                      2003       $10.055      $12.368           0
                                                                      2004       $12.368      $14.485         185
                                                                      2005       $14.485      $15.907       2,047
                                                                      2006       $15.907      $16.021       2,037
                                                                      2007       $16.021      $16.657       2,028
                                                                      2008       $16.657       $8.295       1,466

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.545       3,568
                                                                      2003       $10.545      $12.115      25,517
                                                                      2004       $12.115      $12.882      23,617
                                                                      2005       $12.882      $12.946      34,301
                                                                      2006       $12.946      $13.614      29,809
                                                                      2007       $13.614      $14.624      26,348
                                                                      2008       $14.624      $12.263      16,406
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.382           0
                                                                      2003       $10.382      $12.410       1,802
                                                                      2004       $12.410      $13.278       1,633
                                                                      2005       $13.278      $13.929       1,263
                                                                      2006       $13.929      $15.416          32
                                                                      2007       $15.416      $15.559          32
                                                                      2008       $15.559      $10.173          32
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.792           0
                                                                      2003       $10.792      $13.481         383
                                                                      2004       $13.481      $14.688       1,801
                                                                      2005       $14.688      $15.157         422
                                                                      2006       $15.157      $17.229         420
                                                                      2007       $17.229      $15.872         418
                                                                      2008       $15.872       $9.541         266
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.718           0
                                                                      2003        $9.718      $11.282       6,154
                                                                      2004       $11.282      $11.852       1,451
                                                                      2005       $11.852      $13.156         831
                                                                      2006       $13.156      $13.262         795
                                                                      2007       $13.262      $12.925          58
                                                                      2008       $12.925      $10.510          58
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.735         886
                                                                      2003       $10.735      $13.321      13,425
                                                                      2004       $13.321      $14.440       7,682
                                                                      2005       $14.440      $14.599       6,829
                                                                      2006       $14.599      $15.823       5,266
                                                                      2007       $15.823      $15.948       3,520
                                                                      2008       $15.948      $11.561       1,276

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.179       3,636
                                                                      2003       $10.179      $10.424      40,083
                                                                      2004       $10.424      $10.674      32,092
                                                                      2005       $10.674      $10.715      17,998
                                                                      2006       $10.715      $10.983      15,064
                                                                      2007       $10.983      $11.331      10,579
                                                                      2008       $11.331       $8.453       4,539
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.598         863
                                                                      2003       $10.598      $13.358       2,334
                                                                      2004       $13.358      $15.220       2,407
                                                                      2005       $15.220      $16.746       1,963
                                                                      2006       $16.746      $20.975       1,658
                                                                      2007       $20.975      $22.286       1,658
                                                                      2008       $22.286      $12.248         386
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.401       2,573
                                                                      2003       $10.401      $12.968       3,014
                                                                      2004       $12.968      $14.324       2,910
                                                                      2005       $14.324      $15.284       5,388
                                                                      2006       $15.284      $17.076       2,662
                                                                      2007       $17.076      $15.878       2,651
                                                                      2008       $15.878       $9.412       2,638
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.979           0
                                                                      2003        $9.979       $9.835      10,838
                                                                      2004        $9.835       $9.708       5,617
                                                                      2005        $9.708       $9.761      11,200
                                                                      2006        $9.761       $9.993       9,133
                                                                      2007        $9.993      $10.266       8,742
                                                                      2008       $10.266      $10.326       5,186
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.373           0
                                                                      2003       $10.373      $13.472      27,579
                                                                      2004       $13.472      $14.572      20,582
                                                                      2005       $14.572      $15.720      10,085
                                                                      2006       $15.720      $16.735       6,553
                                                                      2007       $16.735      $17.350       2,806
                                                                      2008       $17.350      $10.421         222
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.198           0
                                                                      2003       $11.198      $14.547       4,250
                                                                      2004       $14.547      $16.466       4,298
                                                                      2005       $16.466      $17.099       5,522
                                                                      2006       $17.099      $19.453       5,329
                                                                      2007       $19.453      $18.141       5,355
                                                                      2008       $18.141       $9.827       1,812

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.636           0
                                                                      2003       $10.636      $13.072           0
                                                                      2004       $13.072      $13.787           0
                                                                      2005       $13.787      $14.198           0
                                                                      2006       $14.198      $15.499           0
                                                                      2007       $15.499      $15.281           0
                                                                      2008       $15.281       $9.209           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.509           0
                                                                      2003       $10.509      $12.061       2,617
                                                                      2004       $12.061      $12.798       2,336
                                                                      2005       $12.798      $13.052       2,745
                                                                      2006       $13.052      $14.326       2,748
                                                                      2007       $14.326      $14.180       2,774
                                                                      2008       $14.180       $8.242       3,116
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.464           0
                                                                      2003       $11.464      $14.032          65
                                                                      2004       $14.032      $16.732          74
                                                                      2005       $16.732      $17.815          18
                                                                      2006       $17.815      $22.194          16
                                                                      2007       $22.194      $26.101           0
                                                                      2008       $26.101      $17.790           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.367           0
                                                                      2003       $10.367      $13.537       1,783
                                                                      2004       $13.537      $15.745      11,404
                                                                      2005       $15.745      $17.316       8,543
                                                                      2006       $17.316      $17.907       4,795
                                                                      2007       $17.907      $18.226       2,564
                                                                      2008       $18.226       $9.732           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.103           0
                                                                      2003       $10.103      $12.376      36,300
                                                                      2004       $12.376      $12.746      30,271
                                                                      2005       $12.746      $13.211      21,299
                                                                      2006       $13.211      $13.660      14,081
                                                                      2007       $13.660      $14.133      13,650
                                                                      2008       $14.133       $8.726       7,158

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.103       1,750
                                                                      2005       $11.103      $12.099       1,467
                                                                      2006       $12.099      $12.449       1,622
                                                                      2007       $12.449      $14.354       1,370
                                                                      2008       $14.354       $7.483         717
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.316       1,474
                                                                      2005       $11.316      $11.554      13,477
                                                                      2006       $11.554      $13.148      12,318
                                                                      2007       $13.148      $12.591      12,129
                                                                      2008       $12.591       $7.926      11,883
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.647       2,580
                                                                      2003       $10.647      $13.330       9,866
                                                                      2004       $13.330      $14.917      11,977
                                                                      2005       $14.917      $16.051      19,029
                                                                      2006       $16.051      $18.254      16,442
                                                                      2007       $18.254      $18.350      14,007
                                                                      2008       $18.350      $12.198      10,378
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.860           0
                                                                      2005        $9.860       $9.904       1,015
                                                                      2006        $9.904      $10.117       1,010
                                                                      2007       $10.117      $10.362       1,006
                                                                      2008       $10.362      $10.343           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.405           0
                                                                      2003        $9.405      $11.716      13,186
                                                                      2004       $11.716      $12.268       4,412
                                                                      2005       $12.268      $12.949       1,634
                                                                      2006       $12.949      $13.032       1,596
                                                                      2007       $13.032      $14.905         394
                                                                      2008       $14.905       $7.437         323
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.053           0
                                                                      2003       $11.053      $13.848       2,112
                                                                      2004       $13.848      $14.948       2,516
                                                                      2005       $14.948      $16.438       2,480
                                                                      2006       $16.438      $17.862       2,428
                                                                      2007       $17.862      $18.633         377
                                                                      2008       $18.633      $15.535         312

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.941           0
                                                                      2005       $10.941      $11.521           0
                                                                      2006       $11.521      $12.719           0
                                                                      2007       $12.719      $12.890           0
                                                                      2008       $12.890       $9.773           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.738       1,157
                                                                      2005       $10.738      $12.184       1,075
                                                                      2006       $12.184      $12.439         371
                                                                      2007       $12.439      $14.868         330
                                                                      2008       $14.868       $7.408           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.712           0
                                                                      2005       $10.712      $12.131           0
                                                                      2006       $12.131      $12.350           0
                                                                      2007       $12.350      $14.732           0
                                                                      2008       $14.732       $7.317           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.058           0
                                                                      2005       $11.058      $12.143       4,527
                                                                      2006       $12.143      $14.469       1,663
                                                                      2007       $14.469      $15.575       1,596
                                                                      2008       $15.575      $10.852       1,523
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.809         705
                                                                      2007        $9.809      $11.793         634
                                                                      2008       $11.793       $6.150         712
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.561           0
                                                                      2004       $13.561      $15.818         171
                                                                      2005       $15.818      $17.510           0
                                                                      2006       $17.510      $19.204           0
                                                                      2007       $19.204      $19.387           0
                                                                      2008       $19.387      $11.323           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.280       2,324
                                                                      2005       $11.280      $12.423       1,692
                                                                      2006       $12.423      $14.704       1,012
                                                                      2007       $14.704      $15.548         941
                                                                      2008       $15.548       $8.951         231
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.273           0
                                                                      2005       $11.273      $12.398       1,653
                                                                      2006       $12.398      $14.665       1,817
                                                                      2007       $14.665      $15.493       1,814
                                                                      2008       $15.493       $8.899       1,811
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.695           0
                                                                      2003       $10.695      $14.484       7,400
                                                                      2004       $14.484      $19.327       6,675
                                                                      2005       $19.327      $22.128       6,986
                                                                      2006       $22.128      $29.874       5,946
                                                                      2007       $29.874      $24.232       6,009
                                                                      2008       $24.232      $14.718       4,853



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.242       3,204
                                                                      2007       $10.242      $11.774       3,461
                                                                      2008       $11.774       $6.613       3,373
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.433           0
                                                                      2007       $10.433      $11.085       1,208
                                                                      2008       $11.085       $8.130       1,206
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.463           0
                                                                      2007       $10.463      $11.275           0
                                                                      2008       $11.275       $7.426           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.472           0
                                                                      2007       $10.472      $11.399           0
                                                                      2008       $11.399       $6.907           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.324           0
                                                                      2007       $10.324      $10.716           0
                                                                      2008       $10.716       $9.378           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.720           0
                                                                      2007        $9.720      $11.650         747
                                                                      2008       $11.650       $6.306         747

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.794           0
                                                                      2007       $10.794      $11.126           0
                                                                      2008       $11.126       $6.853         337
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.852           0
                                                                      2007        $9.852      $11.135       1,341
                                                                      2008       $11.135       $6.591       1,028
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.701      $13.363      13,429
                                                                      2004       $13.363      $14.487      23,919
                                                                      2005       $14.487      $14.699      26,656
                                                                      2006       $14.699      $16.821      23,133
                                                                      2007       $16.821      $15.874      13,494
                                                                      2008       $15.874      $10.090      13,281
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.210      34,895
                                                                      2005       $11.210      $11.164      54,544
                                                                      2006       $11.164      $12.938      78,758
                                                                      2007       $12.938      $13.155      69,306
                                                                      2008       $13.155       $9.070      49,118
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.515           0
                                                                      2005       $10.515      $10.415       6,788
                                                                      2006       $10.415      $11.321      14,996
                                                                      2007       $11.321      $11.786      22,996
                                                                      2008       $11.786       $7.562      14,804
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.824      $15.511           0
                                                                      2004       $15.511      $16.947           0
                                                                      2005       $16.947      $17.406           0
                                                                      2006       $17.406      $18.543           0
                                                                      2007       $18.543      $20.215           0
                                                                      2008       $20.215      $11.393           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.042      $14.531       4,877
                                                                      2004       $14.531      $17.624       7,098
                                                                      2005       $17.624      $18.789      10,240
                                                                      2006       $18.789      $21.543       8,967
                                                                      2007       $21.543      $20.610       9,265
                                                                      2008       $20.610      $13.530       7,475

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.225       8,245
                                                                      2005       $10.225      $10.263      11,552
                                                                      2006       $10.263      $10.463      11,777
                                                                      2007       $10.463      $10.931      11,176
                                                                      2008       $10.931      $11.527      25,377
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.989       5,078
                                                                      2007       $10.989      $12.045       7,573
                                                                      2008       $12.045       $8.446       4,015
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.602      $12.659      12,790
                                                                      2004       $12.659      $13.975      39,079
                                                                      2005       $13.975      $15.143      39,957
                                                                      2006       $15.143      $17.571      44,665
                                                                      2007       $17.571      $17.818      47,069
                                                                      2008       $17.818      $10.983      26,197
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.678      $16.838         498
                                                                      2004       $16.838      $20.581       1,232
                                                                      2005       $20.581      $25.706       1,200
                                                                      2006       $25.706      $32.273       3,285
                                                                      2007       $32.273      $40.732       3,763
                                                                      2008       $40.732      $18.880       3,445
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.380      $13.569       9,774
                                                                      2004       $13.569      $15.763      21,481
                                                                      2005       $15.763      $17.022      21,688
                                                                      2006       $17.022      $20.262      24,787
                                                                      2007       $20.262      $22.926      24,647
                                                                      2008       $22.926      $13.396      15,074
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.586      $12.861           0
                                                                      2004       $12.861      $14.462           0
                                                                      2005       $14.462      $13.739           0
                                                                      2006       $13.739      $15.186           0
                                                                      2007       $15.186      $16.520           0
                                                                      2008       $16.520      $17.196           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.901           0
                                                                      2005       $10.901      $11.427       8,747
                                                                      2006       $11.427      $12.840      11,635
                                                                      2007       $12.840      $13.429       8,536
                                                                      2008       $13.429       $9.388       7,263

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.352      10,992
                                                                      2005       $10.352      $10.279       8,049
                                                                      2006       $10.279      $11.015       9,999
                                                                      2007       $11.015      $11.463       9,841
                                                                      2008       $11.463       $9.265       9,311
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.885       2,342
                                                                      2005       $10.885      $11.015      12,128
                                                                      2006       $11.015      $12.662      15,410
                                                                      2007       $12.662      $12.835      17,301
                                                                      2008       $12.835       $7.998      16,008
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.133       1,899
                                                                      2005       $11.133      $11.417       1,252
                                                                      2006       $11.417      $12.073       3,522
                                                                      2007       $12.073      $14.350       3,525
                                                                      2008       $14.350       $8.685       2,231
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.116           0
                                                                      2005       $11.116      $11.791      14,451
                                                                      2006       $11.791      $12.971      18,926
                                                                      2007       $12.971      $12.785      19,789
                                                                      2008       $12.785       $7.599      16,315
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.107      $13.067         383
                                                                      2004       $13.067      $14.061       2,669
                                                                      2005       $14.061      $14.288       4,276
                                                                      2006       $14.288      $15.525      14,679
                                                                      2007       $15.525      $15.745       4,615
                                                                      2008       $15.745       $8.701       4,477
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.100           0
                                                                      2005       $10.100      $10.130       4,975
                                                                      2006       $10.130      $10.419       7,029
                                                                      2007       $10.419      $10.628       8,891
                                                                      2008       $10.628       $6.346       9,788

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.264      11,569
                                                                      2004       $12.264      $12.815      32,900
                                                                      2005       $12.815      $13.172      42,568
                                                                      2006       $13.172      $13.902      27,190
                                                                      2007       $13.902      $15.512      25,341
                                                                      2008       $15.512       $8.261      22,420
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.082      $14.204       1,054
                                                                      2004       $14.204      $16.550       7,506
                                                                      2005       $16.550      $18.502       6,736
                                                                      2006       $18.502      $21.284       6,451
                                                                      2007       $21.284      $22.126       6,483
                                                                      2008       $22.126      $12.939       5,579
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.731      $12.930       6,445
                                                                      2004       $12.930      $13.780      21,577
                                                                      2005       $13.780      $13.777      23,460
                                                                      2006       $13.777      $14.750      16,166
                                                                      2007       $14.750      $14.387      16,868
                                                                      2008       $14.387       $3.021      17,693
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.463      $12.607       4,689
                                                                      2004       $12.607      $13.486      50,350
                                                                      2005       $13.486      $13.977      56,760
                                                                      2006       $13.977      $15.722      55,495
                                                                      2007       $15.722      $16.047      19,774
                                                                      2008       $16.047       $9.652      17,859
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.713      $14.632       4,994
                                                                      2004       $14.632      $17.092      19,437
                                                                      2005       $17.092      $18.380      20,427
                                                                      2006       $18.380      $20.656      20,031
                                                                      2007       $20.656      $19.961       9,745
                                                                      2008       $19.961      $12.128       7,120
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.340      $12.364       3,318
                                                                      2004       $12.364      $14.473       6,909
                                                                      2005       $14.473      $15.886       6,157
                                                                      2006       $15.886      $15.991       6,272
                                                                      2007       $15.991      $16.617       6,129
                                                                      2008       $16.617       $8.271       5,990
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.246      $12.111      14,022
                                                                      2004       $12.111      $12.871      88,223
                                                                      2005       $12.871      $12.929      74,238
                                                                      2006       $12.929      $13.589      82,707
                                                                      2007       $13.589      $14.589      36,810
                                                                      2008       $14.589      $12.227      37,134

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.751      $12.406       2,770
                                                                      2004       $12.406      $13.267         682
                                                                      2005       $13.267      $13.910       6,392
                                                                      2006       $13.910      $15.387      15,900
                                                                      2007       $15.387      $15.522      12,456
                                                                      2008       $15.522      $10.144      10,733
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.992      $13.476      11,395
                                                                      2004       $13.476      $14.675      20,919
                                                                      2005       $14.675      $15.136      24,886
                                                                      2006       $15.136      $17.196      52,294
                                                                      2007       $17.196      $15.835      38,371
                                                                      2008       $15.835       $9.514      22,441
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.233      $11.278       1,360
                                                                      2004       $11.278      $11.824       1,505
                                                                      2005       $11.842      $13.138       1,161
                                                                      2006       $13.138      $13.237       1,178
                                                                      2007       $13.237      $12.895         267
                                                                      2008       $12.895      $10.480         266
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.864      $13.316      28,804
                                                                      2004       $13.316      $14.427      39,463
                                                                      2005       $14.427      $14.579      19,564
                                                                      2006       $14.579      $15.793      23,113
                                                                      2007       $15.793      $15.910      13,988
                                                                      2008       $15.910      $11.528       5,824
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.355      $10.420      25,733
                                                                      2004       $10.420      $10.665      71,620
                                                                      2005       $10.665      $10.700      66,840
                                                                      2006       $10.700      $10.962      98,943
                                                                      2007       $10.962      $11.304      48,140
                                                                      2008       $11.304       $8.428      19,124
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.574      $13.353      11,348
                                                                      2004       $13.353      $15.207          18
                                                                      2005       $15.207      $16.724      12,843
                                                                      2006       $16.724      $20.935      15,309
                                                                      2007       $20.935      $22.233      14,793
                                                                      2008       $22.233      $12.213       8,644

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.691      $12.964       2,761
                                                                      2004       $12.964      $14.312       5,738
                                                                      2005       $14.312      $15.263       7,194
                                                                      2006       $15.263      $17.045      22,375
                                                                      2007       $17.045      $15.841      12,134
                                                                      2008       $15.841       $9.385       7,834
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.936       $9.832      75,893
                                                                      2004        $9.832       $9.699      89,195
                                                                      2005        $9.699       $9.748      83,543
                                                                      2006        $9.748       $9.974      79,677
                                                                      2007        $9.974      $10.242      25,064
                                                                      2008       $10.242      $10.296      23,399
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.978      $13.467      10,990
                                                                      2004       $13.467      $14.560      11,602
                                                                      2005       $14.560      $15.698       6,151
                                                                      2006       $15.698      $16.704         771
                                                                      2007       $16.704      $17.309           0
                                                                      2008       $17.309      $10.391           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.320      $14.542       5,886
                                                                      2004       $14.542      $16.452      29,540
                                                                      2005       $16.452      $17.076      33,871
                                                                      2006       $17.076      $19.417      31,054
                                                                      2007       $19.417      $18.098       9,686
                                                                      2008       $18.098       $9.798       8,408
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.840      $13.067       6,158
                                                                      2004       $13.067      $13.776       6,581
                                                                      2005       $13.776      $14.179       5,774
                                                                      2006       $14.179      $15.470       3,309
                                                                      2007       $15.470      $15.245       3,298
                                                                      2008       $15.245       $9.182       2,933
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.681      $12.057       5,840
                                                                      2004       $12.057      $12.787      20,321
                                                                      2005       $12.787      $13.035      21,081
                                                                      2006       $13.035      $14.299      21,721
                                                                      2007       $14.299      $14.147      24,341
                                                                      2008       $14.147       $8.219      10,588

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.645      $14.027       6,578
                                                                      2004       $14.027      $16.718       8,606
                                                                      2005       $16.718      $17.791       7,763
                                                                      2006       $17.791      $22.152       4,229
                                                                      2007       $22.152      $26.039       3,217
                                                                      2008       $26.039      $17.739         795
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.797      $13.532       3,734
                                                                      2004       $13.532      $15.731      10,137
                                                                      2005       $15.731      $17.292      12,080
                                                                      2006       $17.292      $17.873       8,564
                                                                      2007       $17.873      $18.183       5,418
                                                                      2008       $18.183       $9.704       5,434
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.577      $12.371      12,045
                                                                      2004       $12.371      $12.735      30,332
                                                                      2005       $12.735      $13.193      30,606
                                                                      2006       $13.193      $13.634      22,361
                                                                      2007       $13.634      $14.099      20,262
                                                                      2008       $14.099       $8.701      12,506
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.100       2,111
                                                                      2005       $11.100      $12.088       5,482
                                                                      2006       $12.088      $12.432       5,012
                                                                      2007       $12.432      $14.327       2,724
                                                                      2008       $14.327       $7.465       2,833
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.312       1,259
                                                                      2005       $11.312      $11.544      25,649
                                                                      2006       $11.544      $13.130      29,487
                                                                      2007       $13.130      $12.568      27,612
                                                                      2008       $12.568       $7.907      27,071
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.778      $13.326      22,861
                                                                      2004       $13.326      $14.905      46,028
                                                                      2005       $14.905      $16.029      46,995
                                                                      2006       $16.029      $18.220      38,312
                                                                      2007       $18.220      $18.306      36,924
                                                                      2008       $18.306      $12.163      16,054

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.855       8,235
                                                                      2005        $9.855       $9.894       5,869
                                                                      2006        $9.894      $10.102       4,942
                                                                      2007       $10.102      $10.341       4,597
                                                                      2008       $10.341      $10.317       6,991
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.928      $11.712       8,034
                                                                      2004       $11.712      $12.257      12,310
                                                                      2005       $12.257      $12.932      15,418
                                                                      2006       $12.932      $13.008      10,921
                                                                      2007       $13.008      $14.869       9,585
                                                                      2008       $14.869       $7.415       9,289
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.289      $13.844       1,991
                                                                      2004       $13.844      $14.936       3,012
                                                                      2005       $14.936      $16.416       3,739
                                                                      2006       $16.416      $17.828       4,844
                                                                      2007       $17.828      $18.589       4,751
                                                                      2008       $18.589      $15.490       3,838
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.937         180
                                                                      2005       $10.937      $11.511       2,586
                                                                      2006       $11.511      $12.702       6,746
                                                                      2007       $12.702      $12.866       7,502
                                                                      2008       $12.866       $9.750       6,906
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.734       4,263
                                                                      2005       $10.734      $12.174       3,837
                                                                      2006       $12.174      $12.422       3,936
                                                                      2007       $12.422      $14.840       3,418
                                                                      2008       $14.840       $7.390       4,165
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.709           0
                                                                      2005       $10.709      $12.121           0
                                                                      2006       $12.121      $12.333           0
                                                                      2007       $12.333      $14.705         110
                                                                      2008       $14.705       $7.300         110

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.052       1,297
                                                                      2005       $11.052      $12.131       9,050
                                                                      2006       $12.131      $14.447      10,213
                                                                      2007       $14.447      $15.543      10,342
                                                                      2008       $15.543      $10.825      10,339
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.806       3,214
                                                                      2007        $9.806      $11.783       4,159
                                                                      2008       $11.783       $6.142       3,584
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.556         373
                                                                      2004       $13.556      $15.804       1,565
                                                                      2005       $15.804      $17.487       2,938
                                                                      2006       $17.487      $19.168       2,880
                                                                      2007       $19.168      $19.341       2,885
                                                                      2008       $19.341      $11.291       3,076
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.276      26,031
                                                                      2005       $11.276      $12.412      22,882
                                                                      2006       $12.412      $14.684      21,964
                                                                      2007       $14.684      $15.519      21,733
                                                                      2008       $15.519       $8.930       4,418
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.269       4,287
                                                                      2005       $11.269      $12.387       4,070
                                                                      2006       $12.387      $14.645       4,178
                                                                      2007       $14.645      $15.464       4,814
                                                                      2008       $15.464       $8.878       4,029
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.379      $14.479       5,758
                                                                      2004       $14.479      $19.310      14,641
                                                                      2005       $19.310      $22.098      15,448
                                                                      2006       $22.098      $29.818      16,730
                                                                      2007       $29.818      $24.174      16,898
                                                                      2008       $24.174      $14.676       6,298

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.238         0
                                                                      2007       $10.238      $11.764         0
                                                                      2008       $11.764       $6.604         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.429         0
                                                                      2007       $10.429      $11.076         0
                                                                      2008       $11.076       $8.119         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.459         0
                                                                      2007       $10.459      $11.266         0
                                                                      2008       $11.266       $7.416         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.468         0
                                                                      2007       $10.468      $11.389         0
                                                                      2008       $11.389       $6.898         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.320         0
                                                                      2007       $10.320      $10.707         0
                                                                      2008       $10.707       $9.366         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.716         0
                                                                      2007        $9.716      $11.640         0
                                                                      2008       $11.640       $6.297         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.791         0
                                                                      2007       $10.791      $11.117         0
                                                                      2008       $11.117       $6.843         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.848           0
                                                                      2007        $9.848      $11.126           0
                                                                      2008       $11.126       $6.582           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.843           0
                                                                      2003       $10.843      $13.351           0
                                                                      2004       $13.351      $14.467           0
                                                                      2005       $14.467      $14.671           0
                                                                      2006       $14.671      $16.781           0
                                                                      2007       $16.781      $15.827           0
                                                                      2008       $15.827      $10.055           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.206           0
                                                                      2005       $11.206      $11.154           0
                                                                      2006       $11.154      $12.920           0
                                                                      2007       $12.920      $13.131           0
                                                                      2008       $13.131       $9.048           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.513           0
                                                                      2005       $10.513      $10.409       2,454
                                                                      2006       $10.409      $11.308       2,445
                                                                      2007       $11.308      $11.766       2,425
                                                                      2008       $11.766       $7.546       2,454
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.526           0
                                                                      2003       $11.526      $15.497           0
                                                                      2004       $15.497      $16.923           0
                                                                      2005       $16.923      $17.372           0
                                                                      2006       $17.372      $18.498           0
                                                                      2007       $18.498      $20.156           0
                                                                      2008       $20.156      $11.353           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.217           0
                                                                      2003       $11.217      $14.518           0
                                                                      2004       $14.518      $17.599           0
                                                                      2005       $17.599      $18.753         165
                                                                      2006       $18.753      $21.491         156
                                                                      2007       $21.491      $20.549         167
                                                                      2008       $20.549      $13.483         176

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.221           0
                                                                      2005       $10.221      $10.254         927
                                                                      2006       $10.254      $10.449         923
                                                                      2007       $10.449      $10.911         919
                                                                      2008       $10.911      $11.500         914
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.985           0
                                                                      2007       $10.985      $12.034           0
                                                                      2008       $12.034       $8.434           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.317           0
                                                                      2003       $10.317      $12.648       6,786
                                                                      2004       $12.648      $13.955       6,748
                                                                      2005       $13.955      $15.114       6,711
                                                                      2006       $15.114      $17.528       6,674
                                                                      2007       $17.528      $17.766       6,638
                                                                      2008       $17.766      $10.945       6,598
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.225           0
                                                                      2003       $11.225      $16.823       2,937
                                                                      2004       $16.823      $20.552       2,921
                                                                      2005       $20.552      $25.657       2,905
                                                                      2006       $25.657      $32.195       2,889
                                                                      2007       $32.195      $40.613       2,873
                                                                      2008       $40.613      $18.815       2,856
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.467           0
                                                                      2003       $10.467      $13.557           0
                                                                      2004       $13.557      $15.741           0
                                                                      2005       $15.741      $16.989         182
                                                                      2006       $16.989      $20.213         166
                                                                      2007       $20.213      $22.859         150
                                                                      2008       $22.859      $13.350         174
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.713           0
                                                                      2003       $10.713      $12.849           0
                                                                      2004       $12.849      $14.442           0
                                                                      2005       $14.442      $13.713           0
                                                                      2006       $13.713      $15.149           0
                                                                      2007       $15.149      $16.471           0
                                                                      2008       $16.471      $17.137           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.899           0
                                                                      2005       $10.899      $11.420       1,724
                                                                      2006       $11.420      $12.826       1,716
                                                                      2007       $12.826      $13.407       1,709
                                                                      2008       $13.407       $9.368       1,699
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.351           0
                                                                      2005       $10.351      $10.273         301
                                                                      2006       $10.273      $11.003         305
                                                                      2007       $11.003      $11.444         299
                                                                      2008       $11.444       $9.244         251
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.884           0
                                                                      2005       $10.884      $11.008           0
                                                                      2006       $11.008      $12.647           0
                                                                      2007       $12.647      $12.814           0
                                                                      2008       $12.814       $7.980           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.132           0
                                                                      2005       $11.132      $11.409           0
                                                                      2006       $11.409      $12.060           0
                                                                      2007       $12.060      $14.326           0
                                                                      2008       $14.326       $8.666           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.115           0
                                                                      2005       $11.115      $11.784         680
                                                                      2006       $11.784      $12.956         675
                                                                      2007       $12.956      $12.764         683
                                                                      2008       $12.764       $7.582         725
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.688           0
                                                                      2003       $10.688      $13.055       3,235
                                                                      2004       $13.055      $14.041       3,217
                                                                      2005       $14.041      $14.261       3,199
                                                                      2006       $14.261      $15.487       3,182
                                                                      2007       $15.487      $15.699       3,164
                                                                      2008       $15.699       $8.671       3,145
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares                         2004       $10.000      $10.099           0
                                                                      2005       $10.099      $10.124         938
                                                                      2006       $10.124      $10.407         934
                                                                      2007       $10.407      $10.611         930
                                                                      2008       $10.611       $6.333         924

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.260       3,513
                                                                      2004       $12.260      $12.805       3,493
                                                                      2005       $12.805      $13.154       3,709
                                                                      2006       $13.154      $13.876       3,697
                                                                      2007       $13.876      $15.475       3,657
                                                                      2008       $15.475       $8.237       3,700
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.140           0
                                                                      2003       $10.140      $14.191           0
                                                                      2004       $14.191      $16.526           0
                                                                      2005       $16.526      $18.467           0
                                                                      2006       $18.467      $21.232           0
                                                                      2007       $21.232      $22.062           0
                                                                      2008       $22.062      $12.895           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.653           0
                                                                      2003       $10.653      $12.919           0
                                                                      2004       $12.919      $13.760           0
                                                                      2005       $13.760      $13.751           0
                                                                      2006       $13.751      $14.714           0
                                                                      2007       $14.714      $14.345           0
                                                                      2008       $14.345       $3.011           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.169           0
                                                                      2003       $10.169      $12.596           0
                                                                      2004       $12.596      $13.467           0
                                                                      2005       $13.467      $13.951         665
                                                                      2006       $13.951      $15.684         643
                                                                      2007       $15.684      $16.000         642
                                                                      2008       $16.000       $9.619         734
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.346           0
                                                                      2003       $10.346      $14.619       3,113
                                                                      2004       $14.619      $17.068       3,096
                                                                      2005       $17.068      $18.345       3,248
                                                                      2006       $18.345      $20.606       3,225
                                                                      2007       $20.606      $19.903       3,218
                                                                      2008       $19.903      $12.087       3,226
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.053           0
                                                                      2003       $10.053      $12.353           0
                                                                      2004       $12.353      $14.452           0
                                                                      2005       $14.452      $15.855           0
                                                                      2006       $15.855      $15.952           0
                                                                      2007       $15.952      $16.568           0
                                                                      2008       $16.568       $8.243           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.543           0
                                                                      2003       $10.543      $12.100           0
                                                                      2004       $12.100      $12.853           0
                                                                      2005       $12.853      $12.904         480
                                                                      2006       $12.904      $13.556         496
                                                                      2007       $13.556      $14.546         471
                                                                      2008       $14.546      $12.185         380
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.380           0
                                                                      2003       $10.380      $12.395           0
                                                                      2004       $12.395      $13.248           0
                                                                      2005       $13.248      $13.883         698
                                                                      2006       $13.883      $15.350         695
                                                                      2007       $15.350      $15.477         692
                                                                      2008       $15.477      $10.109         688
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.790           0
                                                                      2003       $10.790      $13.464         629
                                                                      2004       $13.464      $14.655         626
                                                                      2005       $14.655      $15.107         622
                                                                      2006       $15.107      $17.155         619
                                                                      2007       $17.155      $15.788         616
                                                                      2008       $15.788       $9.481         610
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.716           0
                                                                      2003        $9.716      $11.268       3,556
                                                                      2004       $11.268      $11.825       3,536
                                                                      2005       $11.825      $13.113       3,517
                                                                      2006       $13.113      $13.205       3,497
                                                                      2007       $13.205      $12.857       3,478
                                                                      2008       $12.857      $10.444       3,458
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.733           0
                                                                      2003       $10.733      $13.304         926
                                                                      2004       $13.304      $14.407         921
                                                                      2005       $14.407      $14.551       1,243
                                                                      2006       $14.551      $15.755       1,236
                                                                      2007       $15.755      $15.863       1,230
                                                                      2008       $15.863      $11.488       1,220

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.177           0
                                                                      2003       $10.177      $10.411       4,060
                                                                      2004       $10.411      $10.650       4,037
                                                                      2005       $10.650      $10.680       4,593
                                                                      2006       $10.680      $10.936       4,604
                                                                      2007       $10.936      $11.271       1,739
                                                                      2008       $11.271       $8.399       1,675
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.596           0
                                                                      2003       $10.596      $13.341         974
                                                                      2004       $13.341      $15.186         969
                                                                      2005       $15.186      $16.692       1,850
                                                                      2006       $16.692      $20.885       1,840
                                                                      2007       $20.885      $22.168       1,831
                                                                      2008       $22.168      $12.171       1,818
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.399           0
                                                                      2003       $10.399      $12.952           0
                                                                      2004       $12.952      $14.292           0
                                                                      2005       $14.292      $15.234           0
                                                                      2006       $15.234      $17.003           0
                                                                      2007       $17.003      $15.794           0
                                                                      2008       $15.794       $9.353           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.977           0
                                                                      2003        $9.977       $9.823           0
                                                                      2004        $9.823       $9.686           0
                                                                      2005        $9.686       $9.729       1,121
                                                                      2006        $9.729       $9.950       1,158
                                                                      2007        $9.950      $10.212       1,152
                                                                      2008       $10.212      $10.261         929
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.371           0
                                                                      2003       $10.371      $13.455           0
                                                                      2004       $13.455      $14.539           0
                                                                      2005       $14.539      $15.668           0
                                                                      2006       $15.668      $16.663           0
                                                                      2007       $16.663      $17.258           0
                                                                      2008       $17.258      $10.355           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB                                    2002       $10.000      $11.196           0
                                                                      2003       $11.196      $14.529       1,471
                                                                      2004       $14.529      $16.429       1,463
                                                                      2005       $16.429      $17.043       1,637
                                                                      2006       $17.043      $19.370       1,621
                                                                      2007       $19.370      $18.045       1,629
                                                                      2008       $18.045       $9.765       1,667

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.634           0
                                                                      2003       $10.634      $13.055           0
                                                                      2004       $13.055      $13.756           0
                                                                      2005       $13.756      $14.152           0
                                                                      2006       $14.152      $15.432           0
                                                                      2007       $15.432      $15.200           0
                                                                      2008       $15.200       $9.150           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.507           0
                                                                      2003       $10.507      $12.046       3,407
                                                                      2004       $12.046      $17.769       3,389
                                                                      2005       $12.769      $13.010       3,370
                                                                      2006       $13.010      $14.264       3,351
                                                                      2007       $14.264      $14.105       3,333
                                                                      2008       $14.105       $8.190       3,313
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.461           0
                                                                      2003       $11.461      $14.015           0
                                                                      2004       $14.015      $16.694           0
                                                                      2005       $16.694      $17.757           0
                                                                      2006       $17.757      $22.099           0
                                                                      2007       $22.099      $25.963           0
                                                                      2008       $25.963      $17.678           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.364           0
                                                                      2003       $10.364      $13.520           0
                                                                      2004       $13.520      $15.709           0
                                                                      2005       $15.709      $17.259           0
                                                                      2006       $17.259      $17.830           0
                                                                      2007       $17.830      $18.129           0
                                                                      2008       $18.129       $9.671           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.101           0
                                                                      2003       $10.101      $12.360       1,306
                                                                      2004       $12.360      $12.717       1,299
                                                                      2005       $12.717      $13.168       1,292
                                                                      2006       $13.168      $13.601       1,285
                                                                      2007       $13.601      $14.058       1,278
                                                                      2008       $14.058       $8.671       1,267

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.096           0
                                                                      2005       $11.096      $12.078           0
                                                                      2006       $12.078      $12.415           0
                                                                      2007       $12.415      $14.300           0
                                                                      2008       $14.300       $7.447           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.309           0
                                                                      2005       $11.309      $11.534         268
                                                                      2006       $11.534      $13.112         256
                                                                      2007       $13.112      $12.544         273
                                                                      2008       $12.544       $7.889         298
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.645           0
                                                                      2003       $10.645      $13.314       6,541
                                                                      2004       $13.314      $14.884       6,505
                                                                      2005       $14.884      $15.998       6,662
                                                                      2006       $15.998      $18.176       6,618
                                                                      2007       $18.176      $18.253       6,586
                                                                      2008       $18.253      $12.121       6,554
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.850           0
                                                                      2005        $9.850       $9.884           0
                                                                      2006        $9.884      $10.086           0
                                                                      2007       $10.086      $10.320           0
                                                                      2008       $10.320      $10.290           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.403           0
                                                                      2003        $9.403      $11.702           0
                                                                      2004       $11.702      $12.240           0
                                                                      2005       $12.240      $12.907           0
                                                                      2006       $12.907      $12.976           0
                                                                      2007       $12.976      $14.826           0
                                                                      2008       $14.826       $7.390           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.051           0
                                                                      2003       $11.051      $13.831           0
                                                                      2004       $13.831      $14.915           0
                                                                      2005       $14.915      $16.385           0
                                                                      2006       $16.385      $17.785           0
                                                                      2007       $17.785      $18.535           0
                                                                      2008       $18.535      $15.437           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.933         0
                                                                      2005       $10.933      $11.501         0
                                                                      2006       $11.501      $12.684         0
                                                                      2007       $12.684      $12.842         0
                                                                      2008       $12.842       $9.726         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.730         0
                                                                      2005       $10.730      $12.164         0
                                                                      2006       $12.164      $12.405         0
                                                                      2007       $12.405      $14.813         0
                                                                      2008       $14.813       $7.373         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.705         0
                                                                      2005       $10.705      $12.111         0
                                                                      2006       $12.111      $12.316         0
                                                                      2007       $12.316      $14.677         0
                                                                      2008       $14.677       $7.282         0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.047         0
                                                                      2005       $11.047      $12.118         0
                                                                      2006       $12.118      $14.425         0
                                                                      2007       $14.425      $15.511         0
                                                                      2008       $15.511      $10.797         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.803         0
                                                                      2007        $9.803      $11.773         0
                                                                      2008       $11.773       $6.133         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.552         0
                                                                      2004       $13.552      $15.791         0
                                                                      2005       $15.791      $17.463         0
                                                                      2006       $17.463      $19.132         0
                                                                      2007       $19.132      $19.295         0
                                                                      2008       $19.295      $11.258         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.272         0
                                                                      2005       $11.272      $12.402         0
                                                                      2006       $12.402      $14.664         0
                                                                      2007       $14.664      $15.490         0
                                                                      2008       $15.490       $8.909         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.265         0
                                                                      2005       $11.265      $12.377         0
                                                                      2006       $12.377      $14.626         0
                                                                      2007       $14.626      $15.435         0
                                                                      2008       $15.435       $8.857         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.693         0
                                                                      2003       $10.693      $14.466         0
                                                                      2004       $14.466      $19.283         0
                                                                      2005       $19.283      $22.055         0
                                                                      2006       $22.055      $29.746         0
                                                                      2007       $29.746      $24.103         0
                                                                      2008       $24.103      $14.625         0



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85

   investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.235           0
                                                                      2007       $10.235      $11.754           0
                                                                      2008       $11.754       $6.595       2,125
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.426           0
                                                                      2007       $10.426      $11.066           0
                                                                      2008       $11.066       $8.108           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.455           0
                                                                      2007       $10.455      $11.256           0
                                                                      2008       $11.256       $7.406       2,954
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.464           0
                                                                      2007       $10.464      $11.380           0
                                                                      2008       $11.380       $6.888           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.317           0
                                                                      2007       $10.317      $10.698           0
                                                                      2008       $10.698       $9.353           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.713           0
                                                                      2007        $9.713      $11.630       7,981
                                                                      2008       $11.630       $6.289       8,981
Fidelity VIP Index 500 Portfolio--Service Class 2
--------------------------------------------------------------------------------------------------------------------
                                                                      2006       $10.000      $10.787           0
                                                                      2007       $10.787      $11.107           0
                                                                      2008       $11.107       $6.834       7,561

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.845           0
                                                                      2007        $9.845      $11.116       2,834
                                                                      2008       $11.116       $6.573         775
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.842           0
                                                                      2003       $10.842      $13.343      32,362
                                                                      2004       $13.343      $14.451      49,454
                                                                      2005       $14.451      $14.647      53,501
                                                                      2006       $14.647      $16.745      52,632
                                                                      2007       $16.745      $15.785      37,088
                                                                      2008       $15.785      $10.023      30,862
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.202           0
                                                                      2005       $11.202      $11.145          88
                                                                      2006       $11.145      $12.903           0
                                                                      2007       $12.903      $13.106           0
                                                                      2008       $13.106       $9.027         917
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.512           9
                                                                      2005       $10.512      $10.402       8,403
                                                                      2006       $10.402      $11.295       5,442
                                                                      2007       $11.295      $11.747       9,443
                                                                      2008       $11.747       $7.530       6,668
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.525           0
                                                                      2003       $11.525      $15.487       3,517
                                                                      2004       $15.487      $16.904       2,397
                                                                      2005       $16.904      $17.344       2,536
                                                                      2006       $17.344      $18.459       1,965
                                                                      2007       $18.459      $20.102       1,601
                                                                      2008       $20.102      $11.317       1,622
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.215           0
                                                                      2003       $11.215      $14.509       8,164
                                                                      2004       $14.509      $17.579      12,868
                                                                      2005       $17.579      $18.722      17,616
                                                                      2006       $18.722      $21.445      17,351
                                                                      2007       $21.445      $20.495      12,647
                                                                      2008       $20.495      $13.440      11,893

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.218         119
                                                                      2005       $10.218      $10.245         119
                                                                      2006       $10.245      $10.435         125
                                                                      2007       $10.435      $10.891         133
                                                                      2008       $10.891      $11.472       3,982
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.981           0
                                                                      2007       $10.981      $12.024           0
                                                                      2008       $12.024       $8.423       3,172
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.315           0
                                                                      2003       $10.315      $12.640      29,321
                                                                      2004       $12.640      $13.939      33,153
                                                                      2005       $13.939      $15.089      12,549
                                                                      2006       $15.089      $17.490      12,785
                                                                      2007       $17.490      $17.719      11,348
                                                                      2008       $17.719      $10.910      13,983
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.223           0
                                                                      2003       $11.223      $16.813         865
                                                                      2004       $16.813      $20.529       2,488
                                                                      2005       $20.529      $25.615       4,085
                                                                      2006       $25.615      $32.126       5,144
                                                                      2007       $32.126      $40.505       7,701
                                                                      2008       $40.505      $18.755       7,085
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.466           0
                                                                      2003       $10.466      $13.549       7,918
                                                                      2004       $13.549      $15.724      19,757
                                                                      2005       $15.724      $16.961      29,286
                                                                      2006       $16.961      $20.170      26,140
                                                                      2007       $20.170      $22.798      17,323
                                                                      2008       $22.798      $13.308      13,492
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.712           0
                                                                      2003       $10.712      $12.841       2,059
                                                                      2004       $12.841      $14.426       2,045
                                                                      2005       $14.426      $13.690       2,042
                                                                      2006       $13.690      $15.117       2,023
                                                                      2007       $15.117      $16.428       2,011
                                                                      2008       $16.428      $17.083       2,077

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.898         223
                                                                      2005       $10.898      $11.413         222
                                                                      2006       $11.413      $12.811       1,004
                                                                      2007       $12.811      $13.385       1,779
                                                                      2008       $13.385       $9.348       1,970
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.349         117
                                                                      2005       $10.349      $10.266       1,912
                                                                      2006       $10.266      $10.990       1,229
                                                                      2007       $10.990      $11.425       2,560
                                                                      2008       $11.425       $9.224       3,019
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $18.882           0
                                                                      2005       $10.882      $11.001       3,766
                                                                      2006       $11.001      $12.633         484
                                                                      2007       $12.633      $12.793       2,882
                                                                      2008       $12.793       $7.963       1,386
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.130           0
                                                                      2005       $11.130      $11.402         167
                                                                      2006       $11.402      $12.046         536
                                                                      2007       $12.046      $14.302       7,189
                                                                      2008       $14.302       $8.648       7,657
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.113       1,643
                                                                      2005       $11.113      $11.776       9,959
                                                                      2006       $11.776      $12.941       4,627
                                                                      2007       $12.941      $12.743       6,918
                                                                      2008       $12.743       $7.566       3,669
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.687           0
                                                                      2003       $10.687      $13.047      11,461
                                                                      2004       $13.047      $14.025      13,255
                                                                      2005       $14.025      $14.237       8,936
                                                                      2006       $14.237      $15.454       9,038
                                                                      2007       $15.454      $15.657       7,427
                                                                      2008       $15.657       $8.643       5,008
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.097         120
                                                                      2005       $10.097      $10.118         416
                                                                      2006       $10.118      $10.395         416
                                                                      2007       $10.395      $10.593         137
                                                                      2008       $10.593       $6.319         156

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.256       3,413
                                                                      2004       $12.256      $12.794          11
                                                                      2005       $12.794      $13.136      16,015
                                                                      2006       $13.136      $13.850      12,540
                                                                      2007       $13.850      $15.439      13,023
                                                                      2008       $15.439       $8.213      17,956
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.139           0
                                                                      2003       $10.139      $14.183       5,616
                                                                      2004       $14.183      $16.508       8,158
                                                                      2005       $16.508      $18.437       7,748
                                                                      2006       $18.437      $21.187       7,306
                                                                      2007       $21.187      $22.003       5,706
                                                                      2008       $22.003      $12.854       4,807
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.652           0
                                                                      2003       $10.652      $12.911      20,083
                                                                      2004       $12.911      $13.745      20,897
                                                                      2005       $13.745      $13.728      11,053
                                                                      2006       $13.728      $14.682      11,822
                                                                      2007       $14.682      $14.306       8,227
                                                                      2008       $14.306       $3.001      14,161
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.168           0
                                                                      2003       $10.168      $12.588      38,357
                                                                      2004       $12.588      $13.452      38,294
                                                                      2005       $13.452      $13.928      40,749
                                                                      2006       $13.928      $15.650      38,769
                                                                      2007       $15.650      $15.958      23,043
                                                                      2008       $15.958       $9.589      20,416
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.345           0
                                                                      2003       $10.345      $14.610      13,077
                                                                      2004       $14.610      $17.048      18,398
                                                                      2005       $17.048      $18.315      19,941
                                                                      2006       $18.315      $20.562      19,532
                                                                      2007       $20.562      $19.850      10,531
                                                                      2008       $19.850      $12.048       6,802
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.052           0
                                                                      2003       $10.052      $12.345       4,935
                                                                      2004       $12.345      $14.436       6,965
                                                                      2005       $14.436      $15.829       8,993
                                                                      2006       $15.829      $15.918       8,237
                                                                      2007       $15.918      $16.524       4,672
                                                                      2008       $16.524       $8.217       5,425

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.542           0
                                                                      2003       $10.542      $12.093      10,727
                                                                      2004       $12.093      $12.839      25,090
                                                                      2005       $12.839      $12.883      30,294
                                                                      2006       $12.883      $13.527      34,071
                                                                      2007       $13.527      $14.507      36,976
                                                                      2008       $14.507      $12.147      51,131
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.379           0
                                                                      2003       $10.379      $12.387       7,868
                                                                      2004       $12.387      $13.233       9,065
                                                                      2005       $13.233      $13.861       9,013
                                                                      2006       $13.861      $15.317      10,317
                                                                      2007       $15.317      $15.436       4,031
                                                                      2008       $15.436      $10.077       3,200
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.788           0
                                                                      2003       $10.788      $13.456       9,735
                                                                      2004       $13.456      $14.638      10,051
                                                                      2005       $14.638      $15.083       7,918
                                                                      2006       $15.083      $17.118       7,341
                                                                      2007       $17.118      $15.746       5,466
                                                                      2008       $15.746       $9.451       7,658
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.715           0
                                                                      2003        $9.715      $11.261      10,391
                                                                      2004       $11.261      $11.812      11,303
                                                                      2005       $11.812      $13.092       6,064
                                                                      2006       $13.092      $13.177       6,469
                                                                      2007       $13.177      $12.823       3,938
                                                                      2008       $12.823      $10.411       2,524
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.731           0
                                                                      2003       $10.731      $13.296       7,064
                                                                      2004       $13.296      $14.391      10,376
                                                                      2005       $14.391      $14.527       9,941
                                                                      2006       $14.527      $15.721       9,336
                                                                      2007       $15.721      $15.821       8,322
                                                                      2008       $15.821      $11.452       5,774

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.176           0
                                                                      2003       $10.176      $10.404      89,886
                                                                      2004       $10.404      $10.638      92,209
                                                                      2005       $10.638      $10.662      81,941
                                                                      2006       $10.662      $10.912      23,935
                                                                      2007       $10.912      $11.241      19,227
                                                                      2008       $11.241       $8.373      20,915
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.595           0
                                                                      2003       $10.595      $13.333      10,102
                                                                      2004       $13.333      $15.169      12,419
                                                                      2005       $15.169      $16.664       8,494
                                                                      2006       $16.664      $20.840       5,925
                                                                      2007       $20.840      $22.109       5,763
                                                                      2008       $22.109      $12.132       5,215
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.398           0
                                                                      2003       $10.398      $12.944           0
                                                                      2004       $12.944      $14.276           0
                                                                      2005       $14.276      $15.209       2,547
                                                                      2006       $15.209      $16.967         364
                                                                      2007       $16.967      $15.752         172
                                                                      2008       $15.752       $9.323         171
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.976           0
                                                                      2003        $9.976       $9.817      12,186
                                                                      2004        $9.817       $9.675      15,537
                                                                      2005        $9.675       $9.713      17,598
                                                                      2006        $9.713       $9.929      36,442
                                                                      2007        $9.929      $10.185      52,826
                                                                      2008       $10.185      $10.228      33,125
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.370           0
                                                                      2003       $10.370      $13.447       2,548
                                                                      2004       $13.447      $14.523       2,223
                                                                      2005       $14.523      $15.643       1,896
                                                                      2006       $15.643      $16.627       1,181
                                                                      2007       $16.627      $17.212       1,133
                                                                      2008       $17.212      $10.322           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.194           0
                                                                      2003       $11.194      $14.520       3,868
                                                                      2004       $14.520      $16.410       3,304
                                                                      2005       $16.410      $17.015       5,751
                                                                      2006       $17.015      $19.329       2,995
                                                                      2007       $19.329      $17.997       1,874
                                                                      2008       $17.997       $9.734       2,270

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.633           0
                                                                      2003       $10.633      $13.047       3,233
                                                                      2004       $13.047      $13.741       5,230
                                                                      2005       $13.741      $14.129       5,061
                                                                      2006       $14.129      $15.399       4,758
                                                                      2007       $15.399      $15.160       2,976
                                                                      2008       $15.160       $9.121       6,885
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.506           0
                                                                      2003       $10.506      $12.039      23,071
                                                                      2004       $12.039      $12.755      25,869
                                                                      2005       $12.755      $12.988      25,453
                                                                      2006       $12.988      $14.234      24,696
                                                                      2007       $14.234      $14.068      24,100
                                                                      2008       $14.068       $8.164      23,350
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.460           0
                                                                      2003       $11.460      $14.006       9,564
                                                                      2004       $14.006      $16.675      18,316
                                                                      2005       $16.675      $17.728      14,639
                                                                      2006       $17.728      $22.051      15,374
                                                                      2007       $22.051      $25.894      12,534
                                                                      2008       $25.894      $17.622       5,054
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.363           0
                                                                      2003       $10.363      $13.512       5,085
                                                                      2004       $13.512      $15.691       5,685
                                                                      2005       $15.691      $17.231       4,552
                                                                      2006       $17.231      $17.792       4,956
                                                                      2007       $17.792      $18.081       1,911
                                                                      2008       $18.081       $9.640       2,118
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.100           0
                                                                      2003       $10.100      $12.353      58,485
                                                                      2004       $12.353      $12.703      59,531
                                                                      2005       $12.703      $13.146      44,795
                                                                      2006       $13.146      $13.572      46,345
                                                                      2007       $13.572      $14.020      27,126
                                                                      2008       $14.020       $8.644      20,680

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.092      21,363
                                                                      2005       $11.092      $12.068      20,071
                                                                      2006       $12.068      $12.398      21,136
                                                                      2007       $12.398      $14.274       9,231
                                                                      2008       $14.274       $7.430       4,504
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.305       1,534
                                                                      2005       $11.305      $11.524       6,016
                                                                      2006       $11.524      $13.094       5,983
                                                                      2007       $13.094      $12.521       5,060
                                                                      2008       $12.521       $7.870       5,251
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.643           0
                                                                      2003       $10.643      $13.306      13,501
                                                                      2004       $13.306      $14.867      18,897
                                                                      2005       $14.867      $15.972      21,303
                                                                      2006       $15.972      $18.137      18,819
                                                                      2007       $18.137      $18.204      19,225
                                                                      2008       $18.204      $12.082      19,382
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.845           0
                                                                      2005        $9.845       $9.874         611
                                                                      2006        $9.874      $10.071         597
                                                                      2007       $10.071      $10.299       7,727
                                                                      2008       $10.299      $10.264         501
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.402           0
                                                                      2003        $9.402      $11.695       4,623
                                                                      2004       $11.695      $12.226       6,330
                                                                      2005       $12.226      $12.886       4,023
                                                                      2006       $12.886      $12.948       2,756
                                                                      2007       $12.948      $14.786       2,672
                                                                      2008       $14.786       $7.366       2,440
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.050           0
                                                                      2003       $11.050      $13.823         709
                                                                      2004       $13.823      $14.898         724
                                                                      2005       $14.898      $16.358         149
                                                                      2006       $16.358      $17.747         146
                                                                      2007       $17.747      $18.485         807
                                                                      2008       $18.485      $15.388         873

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.929           0
                                                                      2005       $10.929      $11.492         290
                                                                      2006       $11.492      $12.667       1,208
                                                                      2007       $12.667      $12.818       3,588
                                                                      2008       $12.818       $9.703           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.727       2,398
                                                                      2005       $10.727      $12.153         715
                                                                      2006       $12.153      $12.388       1,279
                                                                      2007       $12.388      $14.785         475
                                                                      2008       $14.785       $7.355         472
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.701           0
                                                                      2005       $10.701      $12.100           0
                                                                      2006       $12.100      $12.300           0
                                                                      2007       $12.300      $14.650           0
                                                                      2008       $14.650       $7.265           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.041           0
                                                                      2005       $11.041      $12.106       2,622
                                                                      2006       $12.106      $14.403       2,565
                                                                      2007       $14.403      $15.480       2,381
                                                                      2008       $15.480      $10.770       2,151
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.799           0
                                                                      2007        $9.799      $11.763       7,818
                                                                      2008       $11.763       $6.125       8,779
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.547       4,644
                                                                      2004       $13.547      $15.778       1,792
                                                                      2005       $15.778      $17.439       2,274
                                                                      2006       $17.439      $19.097       2,633
                                                                      2007       $19.097      $19.249       3,223
                                                                      2008       $19.249      $11.225         960

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.268      13,059
                                                                      2005       $11.268      $12.391      19,469
                                                                      2006       $12.391      $14.644      21,062
                                                                      2007       $14.644      $15.461      14,968
                                                                      2008       $15.461       $8.887      10,228
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.261           0
                                                                      2005       $11.261      $12.366           0
                                                                      2006       $12.366      $14.606           0
                                                                      2007       $14.606      $15.406           0
                                                                      2008       $15.406       $8.836           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.691           0
                                                                      2003       $10.691      $14.457       4,880
                                                                      2004       $14.457      $19.261       9,043
                                                                      2005       $19.261      $22.019       9,805
                                                                      2006       $22.019      $29.682      10,203
                                                                      2007       $29.682      $24.039       5,243
                                                                      2008       $24.039      $14.579       4,307



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.231         0
                                                                      2007       $10.231      $11.743         0
                                                                      2008       $11.743       $6.586         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.422         0
                                                                      2007       $10.422      $11.057         0
                                                                      2008       $11.057       $8.097         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.452         0
                                                                      2007       $10.452      $11.246         0
                                                                      2008       $11.246       $7.396         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.461         0
                                                                      2007       $10.461      $11.370         0
                                                                      2008       $11.370       $6.879         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.313         0
                                                                      2007       $10.313      $10.688         0
                                                                      2008       $10.688       $9.340         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.710         0
                                                                      2007        $9.710      $11.620         0
                                                                      2008       $11.620       $6.280         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.783         0
                                                                      2007       $10.783      $11.098         0
                                                                      2008       $11.098       $6.825         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.841         0
                                                                      2007        $9.841      $11.107         0
                                                                      2008       $11.107       $6.564         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.693      $13.338         0
                                                                      2004       $13.338      $14.438         0
                                                                      2005       $14.438      $14.627         0
                                                                      2006       $14.627      $16.713         0
                                                                      2007       $16.713      $15.747         0
                                                                      2008       $15.747       $9.994         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.198         0
                                                                      2005       $11.198      $11.135         0
                                                                      2006       $11.135      $12.885         0
                                                                      2007       $12.885      $13.082         0
                                                                      2008       $13.082       $9.005         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.511         0
                                                                      2005       $10.511      $10.395         0
                                                                      2006       $10.395      $11.282         0
                                                                      2007       $11.282      $11.727         0
                                                                      2008       $11.727       $7.513         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.814      $15.482         0
                                                                      2004       $15.482      $16.889         0
                                                                      2005       $16.889      $17.320         0
                                                                      2006       $17.320      $18.424         0
                                                                      2007       $18.424      $20.054         0
                                                                      2008       $20.054      $11.285         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.033      $14.504         0
                                                                      2004       $14.504      $17.564         0
                                                                      2005       $17.564      $18.697         0
                                                                      2006       $18.697      $21.405         0
                                                                      2007       $21.405      $20.446         0
                                                                      2008       $20.446      $13.402         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.214         0
                                                                      2005       $10.214      $10.237         0
                                                                      2006       $10.237      $10.421         0
                                                                      2007       $10.421      $10.870         0
                                                                      2008       $10.870      $11.445         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.977         0
                                                                      2007       $10.977      $12.014         0
                                                                      2008       $12.014       $8.411         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.593      $12.636         0
                                                                      2004       $12.636      $13.927         0
                                                                      2005       $13.927      $15.069         0
                                                                      2006       $15.069      $17.458         0
                                                                      2007       $17.458      $17.677         0
                                                                      2008       $17.677      $10.879         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.668      $16.807         0
                                                                      2004       $16.807      $20.512         0
                                                                      2005       $20.512      $25.580         0
                                                                      2006       $25.580      $32.066         0
                                                                      2007       $32.066      $40.408         0
                                                                      2008       $40.408      $18.701         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.371      $13.544         0
                                                                      2004       $13.544      $15.710         0
                                                                      2005       $15.710      $16.938         0
                                                                      2006       $16.938      $20.132         0
                                                                      2007       $20.132      $22.744         0
                                                                      2008       $22.744      $13.270         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.576      $12.837         0
                                                                      2004       $12.837      $14.413         0
                                                                      2005       $14.413      $13.672         0
                                                                      2006       $13.672      $15.089         0
                                                                      2007       $15.089      $16.388         0
                                                                      2008       $16.388      $17.033         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.897         0
                                                                      2005       $10.897      $11.405         0
                                                                      2006       $11.405      $12.796         0
                                                                      2007       $12.796      $13.363         0
                                                                      2008       $13.363       $9.327         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.348         0
                                                                      2005       $10.348      $10.260         0
                                                                      2006       $10.260      $10.977         0
                                                                      2007       $10.977      $11.406         0
                                                                      2008       $11.406       $9.204         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.881         0
                                                                      2005       $10.881      $10.994         0
                                                                      2006       $10.994      $12.619         0
                                                                      2007       $12.619      $12.771         0
                                                                      2008       $12.771       $7.946         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.129         0
                                                                      2005       $11.129      $11.395         0
                                                                      2006       $11.395      $12.032         0
                                                                      2007       $12.032      $14.279         0
                                                                      2008       $14.279       $8.629         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.112         0
                                                                      2005       $11.112      $11.769         0
                                                                      2006       $11.769      $12.926         0
                                                                      2007       $12.926      $12.722         0
                                                                      2008       $12.722       $7.550         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.098      $13.042         0
                                                                      2004       $13.042      $14.013         0
                                                                      2005       $14.013      $14.218         0
                                                                      2006       $14.218      $15.425         0
                                                                      2007       $15.425      $15.620         0
                                                                      2008       $15.620       $8.618         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.096         0
                                                                      2005       $10.096      $10.111         0
                                                                      2006       $10.111      $10.383         0
                                                                      2007       $10.383      $10.575         0
                                                                      2008       $10.575       $6.305         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.252         0
                                                                      2004       $12.252      $12.783         0
                                                                      2005       $12.783      $13.118         0
                                                                      2006       $13.118      $13.824         0
                                                                      2007       $13.824      $15.402         0
                                                                      2008       $15.402       $8.190         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.073      $14.178         0
                                                                      2004       $14.178      $16.494         0
                                                                      2005       $16.494      $18.411         0
                                                                      2006       $18.411      $21.147         0
                                                                      2007       $21.147      $21.951         0
                                                                      2008       $21.951      $12.817         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.721      $12.906         0
                                                                      2004       $12.906      $13.733         0
                                                                      2005       $13.733      $13.710         0
                                                                      2006       $13.710      $14.655         0
                                                                      2007       $14.655      $14.272         0
                                                                      2008       $14.272       $2.992         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.454      $12.584         0
                                                                      2004       $12.584      $13.441         0
                                                                      2005       $13.441      $13.909         0
                                                                      2006       $13.909      $15.621         0
                                                                      2007       $15.621      $15.920         0
                                                                      2008       $15.920       $9.561         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.704      $14.605         0
                                                                      2004       $14.605      $17.034         0
                                                                      2005       $17.034      $18.290         0
                                                                      2006       $18.290      $20.524         0
                                                                      2007       $20.524      $19.802         0
                                                                      2008       $19.802      $12.013         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.331      $12.341         0
                                                                      2004       $12.341      $14.424         0
                                                                      2005       $14.424      $15.808         0
                                                                      2006       $15.808      $15.888         0
                                                                      2007       $15.888      $16.485         0
                                                                      2008       $16.485       $8.193         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.237      $12.089         0
                                                                      2004       $12.089      $12.828         0
                                                                      2005       $12.828      $12.865         0
                                                                      2006       $12.865      $13.501         0
                                                                      2007       $13.501      $14.473         0
                                                                      2008       $14.473      $12.112         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.742      $12.383         0
                                                                      2004       $12.383      $13.222         0
                                                                      2005       $13.222      $13.842         0
                                                                      2006       $13.842      $15.288         0
                                                                      2007       $15.288      $15.399         0
                                                                      2008       $15.399      $10.048         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.983      $13.451         0
                                                                      2004       $13.451      $14.626         0
                                                                      2005       $14.626      $15.062         0
                                                                      2006       $15.062      $17.086         0
                                                                      2007       $17.086      $15.709         0
                                                                      2008       $15.709       $9.423         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.224      $11.258         0
                                                                      2004       $11.258      $11.801         0
                                                                      2005       $11.801      $13.074         0
                                                                      2006       $13.074      $13.152         0
                                                                      2007       $13.152      $12.792         0
                                                                      2008       $12.792      $10.381         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.854      $13.291         0
                                                                      2004       $13.291      $14.378         0
                                                                      2005       $14.378      $14.507         0
                                                                      2006       $14.507      $15.692         0
                                                                      2007       $15.692      $15.783         0
                                                                      2008       $15.783      $11.419         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.347      $10.401         0
                                                                      2004       $10.401      $10.629         0
                                                                      2005       $10.629      $10.648         0
                                                                      2006       $10.648      $10.892         0
                                                                      2007       $10.892      $11.214         0
                                                                      2008       $11.214       $8.348         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.565      $13.328         0
                                                                      2004       $13.328      $15.156         0
                                                                      2005       $15.156      $16.642         0
                                                                      2006       $16.642      $20.801         0
                                                                      2007       $20.801      $22.056         0
                                                                      2008       $22.056      $12.097         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.682      $12.939         0
                                                                      2004       $12.939      $14.263         0
                                                                      2005       $14.263      $15.188         0
                                                                      2006       $15.188      $16.935         0
                                                                      2007       $16.935      $15.715         0
                                                                      2008       $15.715       $9.296         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.928       $9.813         0
                                                                      2004        $9.813       $9.667         0
                                                                      2005        $9.667       $9.700         0
                                                                      2006        $9.700       $9.910         0
                                                                      2007        $9.910      $10.161         0
                                                                      2008       $10.161      $10.199         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.969      $13.442         0
                                                                      2004       $13.442      $14.510         0
                                                                      2005       $14.510      $15.621         0
                                                                      2006       $15.621      $16.596         0
                                                                      2007       $16.596      $17.171         0
                                                                      2008       $17.171      $10.293         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.310      $14.515         0
                                                                      2004       $14.515      $16.396         0
                                                                      2005       $16.396      $16.992         0
                                                                      2006       $16.992      $19.292         0
                                                                      2007       $19.292      $17.954         0
                                                                      2008       $17.954       $9.706         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.831      $13.043         0
                                                                      2004       $13.043      $13.729         0
                                                                      2005       $13.729      $14.109         0
                                                                      2006       $14.109      $15.370         0
                                                                      2007       $15.370      $15.124         0
                                                                      2008       $15.124       $9.095         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.672      $12.035         0
                                                                      2004       $12.035      $12.744         0
                                                                      2005       $12.744      $12.971         0
                                                                      2006       $12.971      $14.207         0
                                                                      2007       $14.207      $14.034         0
                                                                      2008       $14.034       $8.141         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.636      $14.001         0
                                                                      2004       $14.001      $16.661         0
                                                                      2005       $16.661      $17.704         0
                                                                      2006       $17.704      $22.010         0
                                                                      2007       $22.010      $25.832         0
                                                                      2008       $25.832      $17.571         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.788      $13.507         0
                                                                      2004       $13.507      $15.678         0
                                                                      2005       $15.678      $17.208         0
                                                                      2006       $17.208      $17.758         0
                                                                      2007       $17.758      $18.038         0
                                                                      2008       $18.038       $9.612         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.569      $12.348         0
                                                                      2004       $12.348      $12.692         0
                                                                      2005       $12.692      $13.129         0
                                                                      2006       $13.129      $13.547         0
                                                                      2007       $13.547      $13.987         0
                                                                      2008       $13.987       $8.619         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.088         0
                                                                      2005       $11.088      $12.058         0
                                                                      2006       $12.058      $12.381         0
                                                                      2007       $12.381      $14.247         0
                                                                      2008       $14.247       $7.412         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.301         0
                                                                      2005       $11.301      $11.514         0
                                                                      2006       $11.514      $13.077         0
                                                                      2007       $13.077      $12.497         0
                                                                      2008       $12.497       $7.851         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.769      $13.301         0
                                                                      2004       $13.301      $14.854         0
                                                                      2005       $14.854      $15.950         0
                                                                      2006       $15.950      $18.103         0
                                                                      2007       $18.103      $18.161         0
                                                                      2008       $18.161      $12.047         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.400         0
                                                                      2005        $9.840       $9.864         0
                                                                      2006        $9.864      $10.056         0
                                                                      2007       $10.056      $10.278         0
                                                                      2008       $10.278      $10.238         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.920      $11.691         0
                                                                      2004       $11.691      $12.216         0
                                                                      2005       $12.216      $12.868         0
                                                                      2006       $12.868      $12.924         0
                                                                      2007       $12.924      $14.751         0
                                                                      2008       $14.751       $7.345         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.278      $13.818         0
                                                                      2004       $13.818      $14.885         0
                                                                      2005       $14.885      $16.335         0
                                                                      2006       $16.335      $17.714         0
                                                                      2007       $17.714      $18.441         0
                                                                      2008       $18.441      $15.343         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.926         0
                                                                      2005       $10.926      $11.482         0
                                                                      2006       $11.482      $12.650         0
                                                                      2007       $12.650      $12.794         0
                                                                      2008       $12.794       $9.680         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.723         0
                                                                      2005       $10.723      $12.143         0
                                                                      2006       $12.143      $12.372         0
                                                                      2007       $12.372      $14.757         0
                                                                      2008       $14.757       $7.338         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.698         0
                                                                      2005       $10.698      $12.090         0
                                                                      2006       $12.090      $12.283         0
                                                                      2007       $12.283      $14.623         0
                                                                      2008       $14.623       $7.248         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.036         0
                                                                      2005       $11.036      $12.094         0
                                                                      2006       $12.094      $14.381         0
                                                                      2007       $14.381      $15.448         0
                                                                      2008       $15.448      $10.742         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.796         0
                                                                      2007        $9.796      $11.753         0
                                                                      2008       $11.753       $6.116         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2002       $10.000      $13.000         0
                                                                      2003       $13.000      $13.543         0
                                                                      2004       $13.543      $15.764         0
                                                                      2005       $15.764      $17.415         0
                                                                      2006       $17.415      $19.061         0
                                                                      2007       $19.061      $19.203         0
                                                                      2008       $19.203      $11.193         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.264         0
                                                                      2005       $11.264      $12.381         0
                                                                      2006       $12.381      $14.624         0
                                                                      2007       $14.624      $15.432         0
                                                                      2008       $15.432       $8.866         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.258         0
                                                                      2005       $11.258      $12.356         0
                                                                      2006       $12.356      $14.586         0
                                                                      2007       $14.586      $15.377         0
                                                                      2008       $15.377       $8.815         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.370      $14.452         0
                                                                      2004       $14.452      $19.245         0
                                                                      2005       $19.245      $21.989         0
                                                                      2006       $21.989      $29.627         0
                                                                      2007       $29.627      $23.982         0
                                                                      2008       $23.982      $14.536         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.228         0
                                                                      2007       $10.228      $11.733         0
                                                                      2008       $11.733       $6.577         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.419         0
                                                                      2007       $10.419      $11.048         0
                                                                      2008       $11.048       $8.086         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.448         0
                                                                      2007       $10.448      $11.237         0
                                                                      2008       $11.237       $7.385         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.457         0
                                                                      2007       $10.457      $11.360         0
                                                                      2008       $11.360       $6.870         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.310         0
                                                                      2007       $10.310      $10.679         0
                                                                      2008       $10.679       $9.327         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.706         0
                                                                      2007        $9.706      $11.610         0
                                                                      2008       $11.610       $6.271         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.779           0
                                                                      2007       $10.779      $11.088           0
                                                                      2008       $11.088       $6.815           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.838           0
                                                                      2007        $9.838      $11.097           0
                                                                      2008       $11.097       $6.555           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.839           0
                                                                      2003       $10.839      $13.326       3,257
                                                                      2004       $13.326      $14.418       3,242
                                                                      2005       $14.418      $14.599           0
                                                                      2006       $14.599      $16.673           0
                                                                      2007       $16.673      $15.701           0
                                                                      2008       $15.701       $9.960           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.194           0
                                                                      2005       $11.194      $11.126           0
                                                                      2006       $11.126      $12.868           0
                                                                      2007       $12.868      $13.057           0
                                                                      2008       $13.057       $8.984           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.509           0
                                                                      2005       $10.509      $10.389           0
                                                                      2006       $10.389      $11.269           0
                                                                      2007       $11.269      $11.708           0
                                                                      2008       $11.708       $7.497           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.522           0
                                                                      2003       $11.522      $15.468       1,241
                                                                      2004       $15.468      $16.866       1,153
                                                                      2005       $16.866      $17.287       1,591
                                                                      2006       $17.287      $18.379       1,341
                                                                      2007       $18.379      $19.995         436
                                                                      2008       $19.995      $11.246         416
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.213           0
                                                                      2003       $11.213      $14.491         816
                                                                      2004       $14.491      $17.540         782
                                                                      2005       $17.540      $18.661         751
                                                                      2006       $18.661      $21.353           0
                                                                      2007       $21.353      $20.386           0
                                                                      2008       $20.386      $13.355           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.211           0
                                                                      2005       $10.211      $10.228           0
                                                                      2006       $10.228      $10.406           0
                                                                      2007       $10.406      $10.850           0
                                                                      2008       $10.850      $11.418           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.974           0
                                                                      2007       $10.974      $12.004           0
                                                                      2008       $12.004       $8.400           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.313           0
                                                                      2003       $10.313      $12.624       2,470
                                                                      2004       $12.624      $13.908       2,427
                                                                      2005       $13.908      $15.040         782
                                                                      2006       $15.040      $17.415           0
                                                                      2007       $17.415      $17.625           0
                                                                      2008       $17.625      $10.841           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.221           0
                                                                      2003       $11.221      $16.792       2,553
                                                                      2004       $16.792      $20.483       2,450
                                                                      2005       $20.483      $25.531       2,361
                                                                      2006       $25.531      $31.989           0
                                                                      2007       $31.989      $40.290           0
                                                                      2008       $40.290      $18.636           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.464           0
                                                                      2003       $10.464      $13.532       3,456
                                                                      2004       $13.532      $15.688       3,244
                                                                      2005       $15.688      $16.906       3,578
                                                                      2006       $16.906      $20.083           0
                                                                      2007       $20.083      $22.677         414
                                                                      2008       $22.677      $13.224         369
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.709           0
                                                                      2003       $10.709      $12.825         988
                                                                      2004       $12.825      $14.393         939
                                                                      2005       $14.393      $13.645         891
                                                                      2006       $13.645      $15.052         845
                                                                      2007       $15.052      $16.340           0
                                                                      2008       $16.340      $16.974           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.895           0
                                                                      2005       $10.895      $11.398           0
                                                                      2006       $11.398      $12.782           0
                                                                      2007       $12.782      $13.341           0
                                                                      2008       $13.341       $9.307           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.347           0
                                                                      2005       $10.347      $10.253           0
                                                                      2006       $10.253      $10.965           0
                                                                      2007       $10.965      $11.387           0
                                                                      2008       $11.387       $9.184           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.880           0
                                                                      2005       $10.880      $10.988           0
                                                                      2006       $10.988      $12.604           0
                                                                      2007       $12.604      $12.750           0
                                                                      2008       $12.750       $7.928           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.127           0
                                                                      2005       $11.127      $11.388           0
                                                                      2006       $11.388      $12.018           0
                                                                      2007       $12.018      $14.255           0
                                                                      2008       $14.255       $8.610           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.110           0
                                                                      2005       $11.110      $11.761           0
                                                                      2006       $11.761      $12.912           0
                                                                      2007       $12.912      $12.701           0
                                                                      2008       $12.701       $7.533           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.685           0
                                                                      2003       $10.685      $13.031       1,551
                                                                      2004       $13.031      $13.994       1,544
                                                                      2005       $13.994      $14.191           0
                                                                      2006       $14.191      $15.388           0
                                                                      2007       $15.388      $15.574           0
                                                                      2008       $15.574       $8.589           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.095           0
                                                                      2005       $10.095      $10.105           0
                                                                      2006       $10.105      $10.371           0
                                                                      2007       $10.371      $10.558           0
                                                                      2008       $10.558       $6.291           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.248           0
                                                                      2004       $12.248      $12.772           0
                                                                      2005       $12.772      $13.100           0
                                                                      2006       $13.100      $13.799           0
                                                                      2007       $13.799      $15.365           0
                                                                      2008       $15.365       $8.166           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.137           0
                                                                      2003       $10.137      $14.165       3,007
                                                                      2004       $14.165      $16.471       2,885
                                                                      2005       $16.471      $18.376       4,852
                                                                      2006       $18.376      $21.096           0
                                                                      2007       $21.096      $21.886           0
                                                                      2008       $21.886      $12.773           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.650           0
                                                                      2003       $10.650      $12.895         970
                                                                      2004       $12.895      $13.714         921
                                                                      2005       $13.714      $13.683         875
                                                                      2006       $13.683      $14.619           0
                                                                      2007       $14.619      $14.230           0
                                                                      2008       $14.230       $2.982           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.166           0
                                                                      2003       $10.166      $12.572       4,230
                                                                      2004       $12.572      $13.422       5,016
                                                                      2005       $13.422      $13.882         835
                                                                      2006       $13.882      $15.583           0
                                                                      2007       $15.583      $15.873           0
                                                                      2008       $15.873       $9.528           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.342           0
                                                                      2003       $10.342      $14.592         850
                                                                      2004       $14.592      $17.010         815
                                                                      2005       $17.010      $18.255         782
                                                                      2006       $18.255      $20.474           0
                                                                      2007       $20.474      $19.744           0
                                                                      2008       $19.744      $11.972           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.049           0
                                                                      2003       $10.049      $12.330           0
                                                                      2004       $12.330      $14.403           0
                                                                      2005       $14.403      $15.778           0
                                                                      2006       $15.778      $15.850           0
                                                                      2007       $15.850      $16.437           0
                                                                      2008       $16.437       $8.164           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.540           0
                                                                      2003       $10.540      $12.078       2,178
                                                                      2004       $12.078      $12.810       1,961
                                                                      2005       $12.810      $12.841       3,145
                                                                      2006       $12.841      $13.469           0
                                                                      2007       $13.469      $14.430       1,331
                                                                      2008       $14.430      $12.070         847
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.377           0
                                                                      2003       $10.377      $12.372           0
                                                                      2004       $12.372      $13.203           0
                                                                      2005       $13.203      $13.815           0
                                                                      2006       $13.815      $15.251           0
                                                                      2007       $15.251      $15.354           0
                                                                      2008       $15.354      $10.013           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.786           0
                                                                      2003       $10.786      $13.439         824
                                                                      2004       $13.439      $14.605         697
                                                                      2005       $14.605      $15.033       1,497
                                                                      2006       $15.033      $17.045           0
                                                                      2007       $17.045      $15.663         804
                                                                      2008       $15.663       $9.391         780
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.713           0
                                                                      2003        $9.713      $11.247           0
                                                                      2004       $11.247      $11.785           0
                                                                      2005       $11.785      $13.049           0
                                                                      2006       $13.049      $13.120           0
                                                                      2007       $13.120      $12.754           0
                                                                      2008       $12.754      $10.345           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.729           0
                                                                      2003       $10.729      $13.280         960
                                                                      2004       $13.280      $14.358         912
                                                                      2005       $14.358      $14.479         866
                                                                      2006       $14.479      $15.654           0
                                                                      2007       $15.654      $15.737           0
                                                                      2008       $15.737      $11.380           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.174           0
                                                                      2003       $10.174      $10.391       5,011
                                                                      2004       $10.391      $10.614       4,774
                                                                      2005       $10.614      $10.628       6,240
                                                                      2006       $10.628      $10.865           0
                                                                      2007       $10.865      $11.181       4,245
                                                                      2008       $11.181       $8.320       3,650
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.593           0
                                                                      2003       $10.593      $13.317       2,861
                                                                      2004       $13.317      $15.134       2,745
                                                                      2005       $15.134      $16.610       2,645
                                                                      2006       $16.610      $20.751           0
                                                                      2007       $20.751      $21.992           0
                                                                      2008       $21.992      $12.056           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.396           0
                                                                      2003       $10.396      $12.928           0
                                                                      2004       $12.928      $14.243           0
                                                                      2005       $14.243      $15.159           0
                                                                      2006       $15.159      $16.894           0
                                                                      2007       $16.894      $15.669           0
                                                                      2008       $15.669       $9.264           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.974           0
                                                                      2003        $9.974       $9.804       1,107
                                                                      2004        $9.804       $9.653           0
                                                                      2005        $9.653       $9.681       6,241
                                                                      2006        $9.681       $9.886           0
                                                                      2007        $9.886      $10.131           0
                                                                      2008       $10.131      $10.163           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.367           0
                                                                      2003       $10.367      $13.420           0
                                                                      2004       $13.420      $14.490           0
                                                                      2005       $14.490      $15.591           0
                                                                      2006       $15.591      $16.556           0
                                                                      2007       $16.556      $17.121           0
                                                                      2008       $17.121      $10.257           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.192           0
                                                                      2003       $11.192      $14.502         862
                                                                      2004       $14.502      $16.373         823
                                                                      2005       $16.373      $16.959       2,566
                                                                      2006       $16.959      $19.246           0
                                                                      2007       $19.246      $17.902           0
                                                                      2008       $17.902       $9.672           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.631           0
                                                                      2003       $10.631      $13.031         885
                                                                      2004       $13.031      $13.710         845
                                                                      2005       $13.710      $14.082         807
                                                                      2006       $14.082      $15.333           0
                                                                      2007       $15.333      $15.079           0
                                                                      2008       $15.079       $9.064           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.503           0
                                                                      2003       $10.503      $12.024       1,287
                                                                      2004       $12.024      $12.726       1,281
                                                                      2005       $12.726      $12.946       1,275
                                                                      2006       $12.946      $14.173           0
                                                                      2007       $14.173      $13.993       1,264
                                                                      2008       $13.993       $8.113       1,258
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.457           0
                                                                      2003       $11.457      $13.989       1,186
                                                                      2004       $13.989      $16.638       1,181
                                                                      2005       $16.638      $17.670       1,175
                                                                      2006       $17.670      $21.957           0
                                                                      2007       $21.957      $25.756       1,165
                                                                      2008       $25.756      $17.510       1,160
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.361           0
                                                                      2003       $10.361      $13.495       1,349
                                                                      2004       $13.495      $15.656       1,255
                                                                      2005       $15.656      $17.175       1,667
                                                                      2006       $17.175      $17.715           0
                                                                      2007       $17.715      $17.985         488
                                                                      2008       $17.985       $9.579         492
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.098           0
                                                                      2003       $10.098      $12.337       1,759
                                                                      2004       $12.337      $12.674       1,660
                                                                      2005       $12.674      $13.103       2,554
                                                                      2006       $13.103      $13.514           0
                                                                      2007       $13.514      $13.946         987
                                                                      2008       $13.946       $8.589         873

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.084         751
                                                                      2005       $11.084      $12.047         722
                                                                      2006       $12.047      $12.364           0
                                                                      2007       $12.364      $14.220           0
                                                                      2008       $14.220       $7.394           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.297           0
                                                                      2005       $11.297      $11.505           0
                                                                      2006       $11.505      $13.059           0
                                                                      2007       $13.059      $12.474           0
                                                                      2008       $12.474       $7.832           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.641           0
                                                                      2003       $10.641      $13.289       1,118
                                                                      2004       $13.289      $14.833       1,067
                                                                      2005       $14.833      $15.920       2,433
                                                                      2006       $15.920      $18.060           0
                                                                      2007       $18.060      $18.108           0
                                                                      2008       $18.108      $12.006           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.835           0
                                                                      2005        $9.835       $9.854           0
                                                                      2006        $9.854      $10.040           0
                                                                      2007       $10.040      $10.257           0
                                                                      2008       $10.257      $10.212           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.400           0
                                                                      2003        $9.400      $11.680           0
                                                                      2004       $11.680      $12.199           0
                                                                      2005       $12.199      $12.844           0
                                                                      2006       $12.844      $12.893           0
                                                                      2007       $12.893      $14.708           0
                                                                      2008       $14.708       $7.320           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.047           0
                                                                      2003       $11.047      $13.806         242
                                                                      2004       $13.806      $14.864         230
                                                                      2005       $14.864      $16.304         219
                                                                      2006       $16.304      $17.671           0
                                                                      2007       $17.671      $18.387           0
                                                                      2008       $18.387      $15.290           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
,Sub Accounts                                                     December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.922           0
                                                                      2005       $10.922      $11.472           0
                                                                      2006       $11.472      $12.633           0
                                                                      2007       $12.633      $12.770           0
                                                                      2008       $12.770       $9.657           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.719       1,033
                                                                      2005       $10.719      $12.133         987
                                                                      2006       $12.133      $12.355         944
                                                                      2007       $12.355      $14.730           0
                                                                      2008       $14.730       $7.320           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.694           0
                                                                      2005       $10.694      $12.080           0
                                                                      2006       $12.080      $12.266           0
                                                                      2007       $12.266      $14.595           0
                                                                      2008       $14.595       $7.231           0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.030           0
                                                                      2005       $11.030      $12.081           0
                                                                      2006       $12.081      $14.359           0
                                                                      2007       $14.359      $15.417           0
                                                                      2008       $15.417      $10.715           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.793           0
                                                                      2007        $9.793      $11.743           0
                                                                      2008       $11.743       $6.108           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.538           0
                                                                      2004       $13.538      $15.751           0
                                                                      2005       $15.751      $17.392           0
                                                                      2006       $17.392      $19.025           0
                                                                      2007       $19.025      $19.158           0
                                                                      2008       $19.158      $11.161           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.260       1,140
                                                                      2005       $11.260      $12.370       1,095
                                                                      2006       $12.370      $14.605       1,055
                                                                      2007       $14.605      $15.404           0
                                                                      2008       $15.404       $8.845           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.254           0
                                                                      2005       $11.254      $12.345           0
                                                                      2006       $12.345      $14.566           0
                                                                      2007       $14.566      $15.348           0
                                                                      2008       $15.348       $8.794           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.689           0
                                                                      2003       $10.689      $14.439           0
                                                                      2004       $14.439      $19.218           0
                                                                      2005       $19.218      $21.947           0
                                                                      2006       $21.947      $29.555           0
                                                                      2007       $29.555      $23.911           0
                                                                      2008       $23.911      $14.486           0



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 2.0

   investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.224           0
                                                                      2007       $10.224      $11.723           0
                                                                      2008       $11.723       $6.568           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.415           0
                                                                      2007       $10.415      $11.038       1,221
                                                                      2008       $11.038       $8.075           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.445           0
                                                                      2007       $10.445      $11.227           0
                                                                      2008       $11.227       $7.375           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.454           0
                                                                      2007       $10.454      $11.350           0
                                                                      2008       $11.350       $6.860           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.306           0
                                                                      2007       $10.306      $10.670           0
                                                                      2008       $10.670       $9.314           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.703           0
                                                                      2007        $9.703      $11.601           0
                                                                      2008       $11.601       $6.263           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.776           0
                                                                      2007       $10.776      $11.079           0
                                                                      2008       $11.079       $6.806           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.835           0
                                                                      2007        $9.835      $11.088           0
                                                                      2008       $11.088       $6.546           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.687      $13.322         255
                                                                      2004       $13.322      $14.406         263
                                                                      2005       $14.406      $14.579         269
                                                                      2006       $14.579      $16.642           0
                                                                      2007       $16.642      $15.664         277
                                                                      2008       $15.664       $9.931         239
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.191           0
                                                                      2005       $11.191      $11.116           0
                                                                      2006       $11.116      $12.850           0
                                                                      2007       $12.850      $13.033       1,024
                                                                      2008       $13.033       $8.962           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.508           0
                                                                      2005       $10.508      $10.382           0
                                                                      2006       $10.382      $11.256           0
                                                                      2007       $11.256      $11.688           0
                                                                      2008       $11.688       $7.481           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.807      $15.463           0
                                                                      2004       $15.463      $16.851           0
                                                                      2005       $16.851      $17.264           0
                                                                      2006       $17.264      $18.345           0
                                                                      2007       $18.345      $19.948           0
                                                                      2008       $19.948      $11.213           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.027      $14.486           0
                                                                      2004       $14.486      $17.525           0
                                                                      2005       $17.525      $18.635           0
                                                                      2006       $18.635      $21.313           0
                                                                      2007       $21.313      $20.337         200
                                                                      2008       $20.337      $13.317           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.207          0
                                                                      2005       $10.207      $10.219          0
                                                                      2006       $10.219      $10.392          0
                                                                      2007       $10.392      $10.830          0
                                                                      2008       $10.830      $11.390          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.970          0
                                                                      2007       $10.970      $11.993          0
                                                                      2008       $11.993       $8.388          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.587      $12.620         89
                                                                      2004       $12.620      $13.896         91
                                                                      2005       $13.896      $15.019         88
                                                                      2006       $15.019      $17.383          0
                                                                      2007       $17.383      $17.583         83
                                                                      2008       $17.583      $10.810         73
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.661      $16.786          0
                                                                      2004       $16.786      $20.465          0
                                                                      2005       $20.465      $25.496          0
                                                                      2006       $25.496      $31.929          0
                                                                      2007       $31.929      $40.194        160
                                                                      2008       $40.194      $18.582          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.265      $13.527          0
                                                                      2004       $13.527      $15.675          0
                                                                      2005       $15.675      $16.883          0
                                                                      2006       $16.883      $20.046          0
                                                                      2007       $20.046      $22.623        465
                                                                      2008       $22.623      $13.186          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.570      $12.821          0
                                                                      2004       $12.821      $14.381          0
                                                                      2005       $14.381      $13.627          0
                                                                      2006       $13.627      $15.024          0
                                                                      2007       $15.024      $16.301          0
                                                                      2008       $16.301      $16.925          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.894           0
                                                                      2005       $10.894      $11.391           0
                                                                      2006       $11.391      $12.767           0
                                                                      2007       $12.767      $13.318         997
                                                                      2008       $13.318       $9.287           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.346           0
                                                                      2005       $10.346      $10.247           0
                                                                      2006       $10.247      $10.952           0
                                                                      2007       $10.952      $11.368         758
                                                                      2008       $11.368       $9.165           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.878           0
                                                                      2005       $10.878      $10.981           0
                                                                      2006       $10.981      $12.590           0
                                                                      2007       $12.590      $12.729           0
                                                                      2008       $12.729       $7.911           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.126           0
                                                                      2005       $11.126      $11.380           0
                                                                      2006       $11.380      $12.004           0
                                                                      2007       $12.004      $14.231           0
                                                                      2008       $14.231       $8.592           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.109           0
                                                                      2005       $11.109      $11.754           0
                                                                      2006       $11.754      $12.897           0
                                                                      2007       $12.897      $12.680           0
                                                                      2008       $12.680       $7.517           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.092      $13.026         172
                                                                      2004       $13.026      $13.982         181
                                                                      2005       $13.982      $14.171         186
                                                                      2006       $14.171      $15.359           0
                                                                      2007       $15.359      $15.537         185
                                                                      2008       $15.537       $8.564         185
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.093           0
                                                                      2005       $10.093      $10.098           0
                                                                      2006       $10.098      $10.360           0
                                                                      2007       $10.360      $10.540       1,572
                                                                      2008       $10.540       $6.278           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.243           0
                                                                      2004       $12.243      $12.671           0
                                                                      2005       $12.761      $13.083           0
                                                                      2006       $13.083      $13.773           0
                                                                      2007       $13.773      $15.329           0
                                                                      2008       $15.329       $8.142           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.068      $14.160         81
                                                                      2004       $14.160      $16.456         77
                                                                      2005       $16.456      $18.351         72
                                                                      2006       $18.351      $21.057          0
                                                                      2007       $21.057      $21.834         67
                                                                      2008       $21.834      $12.736         63
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.714      $12.890         86
                                                                      2004       $12.890      $13.702         91
                                                                      2005       $13.702      $13.665         97
                                                                      2006       $13.665      $14.592          0
                                                                      2007       $14.592      $14.197        101
                                                                      2008       $14.197       $2.973        274
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.448      $12.568          0
                                                                      2004       $12.568      $13.410          0
                                                                      2005       $13.410      $13.863          0
                                                                      2006       $13.863      $15.554          0
                                                                      2007       $15.554      $15.835          0
                                                                      2008       $15.835       $9.500          0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.698      $14.587          0
                                                                      2004       $14.587      $16.995          0
                                                                      2005       $16.995      $18.230          0
                                                                      2006       $18.230      $20.435          0
                                                                      2007       $20.435      $19.697          0
                                                                      2008       $19.697      $11.937          0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.325      $12.326          0
                                                                      2004       $12.326      $14.391          0
                                                                      2005       $14.391      $15.756          0
                                                                      2006       $15.756      $15.820          0
                                                                      2007       $15.820      $16.397          0
                                                                      2008       $16.397       $8.141          0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.230      $12.074          0
                                                                      2004       $12.074      $12.799          0
                                                                      2005       $12.799      $12.823          0
                                                                      2006       $12.823      $13.443          0
                                                                      2007       $13.443      $14.396          0
                                                                      2008       $14.396      $12.035          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.736      $12.367         0
                                                                      2004       $12.367      $13.192         0
                                                                      2005       $13.192      $13.796         0
                                                                      2006       $13.796      $15.223         0
                                                                      2007       $15.223      $15.317         0
                                                                      2008       $15.317       $9.984         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.977      $13.434         0
                                                                      2004       $13.434      $14.593         0
                                                                      2005       $14.593      $15.013         0
                                                                      2006       $15.013      $17.013         0
                                                                      2007       $17.013      $15.625         0
                                                                      2008       $15.625       $9.364         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.218      $11.244         0
                                                                      2004       $11.244      $11.775         0
                                                                      2005       $11.775      $13.031         0
                                                                      2006       $13.031      $13.096         0
                                                                      2007       $13.096      $12.724         0
                                                                      2008       $12.724      $10.315         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.848      $13.275         0
                                                                      2004       $13.275      $14.346         0
                                                                      2005       $14.346      $14.460         0
                                                                      2006       $14.460      $15.624         0
                                                                      2007       $15.624      $15.699         0
                                                                      2008       $15.699      $11.347         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.341      $10.388         0
                                                                      2004       $10.388      $10.605         0
                                                                      2005       $10.605      $10.613         0
                                                                      2006       $10.613      $10.845         0
                                                                      2007       $10.845      $11.155         0
                                                                      2008       $11.155       $8.296         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.559      $13.312         0
                                                                      2004       $13.312      $15.122         0
                                                                      2005       $15.122      $16.587         0
                                                                      2006       $16.587      $20.712         0
                                                                      2007       $20.712      $21.939         0
                                                                      2008       $21.939      $12.021         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.676      $12.923         0
                                                                      2004       $12.923      $14.231         0
                                                                      2005       $14.231      $15.138         0
                                                                      2006       $15.138      $16.863         0
                                                                      2007       $16.863      $15.631         0
                                                                      2008       $15.631       $9.237         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.922       $9.801         0
                                                                      2004        $9.801       $9.645         0
                                                                      2005        $9.645       $9.668         0
                                                                      2006        $9.668       $9.867         0
                                                                      2007        $9.867      $10.107         0
                                                                      2008       $10.107      $10.134         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.963      $13.425         0
                                                                      2004       $13.425      $14.478         0
                                                                      2005       $14.478      $15.570         0
                                                                      2006       $15.570      $16.525         0
                                                                      2007       $16.525      $17.080         0
                                                                      2008       $17.080      $10.227         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.304      $14.497         0
                                                                      2004       $14.497      $16.359         0
                                                                      2005       $16.359      $16.936         0
                                                                      2006       $16.936      $19.210         0
                                                                      2007       $19.210      $17.859         0
                                                                      2008       $17.859       $9.644         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.825      $13.027         0
                                                                      2004       $13.027      $13.698         0
                                                                      2005       $13.698      $14.063         0
                                                                      2006       $14.063      $15.304         0
                                                                      2007       $15.304      $15.043         0
                                                                      2008       $15.043       $9.037         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.666      $12.020         0
                                                                      2004       $12.020      $12.715         0
                                                                      2005       $12.715      $12.928         0
                                                                      2006       $12.928      $14.146         0
                                                                      2007       $14.146      $13.959         0
                                                                      2008       $13.959       $8.089         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.629      $13.984          0
                                                                      2004       $13.984      $16.624          0
                                                                      2005       $16.624      $17.646          0
                                                                      2006       $17.646      $21.916          0
                                                                      2007       $21.916      $25.695          0
                                                                      2008       $25.695      $17.460          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.782      $13.491          0
                                                                      2004       $13.491      $15.643          0
                                                                      2005       $15.643      $17.151          0
                                                                      2006       $17.151      $17.682          0
                                                                      2007       $17.682      $17.942          0
                                                                      2008       $17.942       $9.551          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.563      $12.333          0
                                                                      2004       $12.333      $12.664          0
                                                                      2005       $12.664      $13.086          0
                                                                      2006       $13.086      $13.489          0
                                                                      2007       $13.489      $13.913          0
                                                                      2008       $13.913       $8.564          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.081        114
                                                                      2005       $11.081      $12.037        110
                                                                      2006       $12.037      $12.347          0
                                                                      2007       $12.347      $14.194        103
                                                                      2008       $14.194       $7.377        107
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.293          0
                                                                      2005       $11.293      $11.495          0
                                                                      2006       $11.495      $13.041          0
                                                                      2007       $13.041      $12.451          0
                                                                      2008       $12.451       $7.814          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.763      $13.284          0
                                                                      2004       $13.284      $14.821          0
                                                                      2005       $14.821      $15.898          0
                                                                      2006       $15.898      $18.026          0
                                                                      2007       $18.026      $18.064          0
                                                                      2008       $18.064      $11.971          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000       $9.830          0
                                                                      2005        $9.830       $9.844          0
                                                                      2006        $9.844      $10.025          0
                                                                      2007       $10.025      $10.236          0
                                                                      2008       $10.236      $10.186          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.914      $11.676          0
                                                                      2004       $11.676      $12.188          0
                                                                      2005       $12.188      $12.826          0
                                                                      2006       $12.826      $12.869          0
                                                                      2007       $12.869      $14.673        326
                                                                      2008       $14.673       $7.299          0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.272      $13.801          0
                                                                      2004       $13.801      $14.852          0
                                                                      2005       $14.852      $16.282          0
                                                                      2006       $16.282      $17.638          0
                                                                      2007       $17.638      $18.343          0
                                                                      2008       $18.343      $15.246          0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.918          0
                                                                      2005       $10.918      $11.462          0
                                                                      2006       $11.462      $12.616          0
                                                                      2007       $12.616      $12.746          0
                                                                      2008       $12.746       $9.634          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.716        118
                                                                      2005       $10.716      $12.122        108
                                                                      2006       $12.122      $12.338        116
                                                                      2007       $12.338      $14.702        100
                                                                      2008       $14.702       $7.303        105
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.690          0
                                                                      2005       $10.690      $12.069          0
                                                                      2006       $12.069      $12.250          0
                                                                      2007       $12.250      $14.568          0
                                                                      2008       $14.568       $7.213          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.024         0
                                                                      2005       $11.024      $12.069         0
                                                                      2006       $12.069      $14.337         0
                                                                      2007       $14.337      $15.385         0
                                                                      2008       $15.385      $10.687         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.789         0
                                                                      2007        $9.789      $11.733         0
                                                                      2008       $11.733       $6.100         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.533         0
                                                                      2004       $13.533      $15.737         0
                                                                      2005       $15.737      $17.368         0
                                                                      2006       $17.368      $18.990         0
                                                                      2007       $18.990      $19.112         0
                                                                      2008       $19.112      $11.128         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.256         0
                                                                      2005       $11.256      $12.360         0
                                                                      2006       $12.360      $14.585         0
                                                                      2007       $14.585      $15.375         0
                                                                      2008       $15.375       $8.824         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.250         0
                                                                      2005       $11.250      $12.335         0
                                                                      2006       $12.335      $14.546         0
                                                                      2007       $14.546      $15.320         0
                                                                      2008       $15.320       $8.773         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.363      $14.434         0
                                                                      2004       $14.434      $19.201         0
                                                                      2005       $19.201      $21.917         0
                                                                      2006       $21.917      $29.500         0
                                                                      2007       $29.500      $23.854         0
                                                                      2008       $23.854      $14.444         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 2.05

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.221           0
                                                                      2007       $10.221      $11.713       5,776
                                                                      2008       $11.713       $6.559      16,932
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.412           0
                                                                      2007       $10.412      $11.029           0
                                                                      2008       $11.029       $8.064           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.441           0
                                                                      2007       $10.441      $11.218           0
                                                                      2008       $11.218       $7.365           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.450           0
                                                                      2007       $10.450      $11.341           0
                                                                      2008       $11.341       $6.851           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.303           0
                                                                      2007       $10.303      $10.661           0
                                                                      2008       $10.661       $9.302           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.700           0
                                                                      2007        $9.700      $11.591       1,018
                                                                      2008       $11.591       $6.254       2,417

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                      2006       $10.000      $10.772           0
                                                                      2007       $10.772      $11.069       4,801
                                                                      2008       $11.069       $6.797       3,287
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.831           0
                                                                      2007        $9.831      $11.078       2,365
                                                                      2008       $11.078       $6.537       4,673
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.693      $13.325      56,233
                                                                      2004       $13.325      $14.401      60,453
                                                                      2005       $14.401      $14.567      50,594
                                                                      2006       $14.567      $16.620           0
                                                                      2007       $16.620      $15.635      45,934
                                                                      2008       $15.635       $9.908      30,705
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.187         827
                                                                      2005       $11.187      $11.107      17,109
                                                                      2006       $11.107      $12.833           0
                                                                      2007       $12.833      $13.008      16,513
                                                                      2008       $13.008       $8.941         141
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.507           0
                                                                      2005       $10.507      $10.375       3,623
                                                                      2006       $10.375      $11.243           0
                                                                      2007       $11.243      $11.669       2,893
                                                                      2008       $11.669       $7.465       6,904
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.814      $15.466           0
                                                                      2004       $15.466      $16.846           0
                                                                      2005       $16.846      $17.250           0
                                                                      2006       $17.250      $18.321           0
                                                                      2007       $18.321      $19.911           0
                                                                      2008       $19.911      $11.187           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.033      $14.489      10,342
                                                                      2004       $14.489      $17.519      11,238
                                                                      2005       $17.519      $18.620       9,659
                                                                      2006       $18.620      $21.285           0
                                                                      2007       $21.285      $20.300       9,718
                                                                      2008       $20.300      $13.285       5,977

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.204         203
                                                                      2005       $10.204      $10.211         202
                                                                      2006       $10.211      $10.378           0
                                                                      2007       $10.378      $10.809         202
                                                                      2008       $10.809      $11.363       3,241
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.966           0
                                                                      2007       $10.966      $11.983           0
                                                                      2008       $11.983       $8.377           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.593      $12.623      31,092
                                                                      2004       $12.623      $13.892      44,644
                                                                      2005       $13.892      $15.007      40,575
                                                                      2006       $15.007      $17.360           0
                                                                      2007       $17.360      $17.550      35,385
                                                                      2008       $17.550      $10.784      25,169
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.668      $16.790       6,770
                                                                      2004       $16.790      $20.459      11,426
                                                                      2005       $20.459      $25.476      10,322
                                                                      2006       $25.476      $31.887           0
                                                                      2007       $31.887      $40.120       9,002
                                                                      2008       $40.120      $18.539       5,816
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.371      $13.530      10,711
                                                                      2004       $13.530      $15.670      12,290
                                                                      2005       $15.670      $16.869      11,156
                                                                      2006       $16.869      $20.019           0
                                                                      2007       $20.019      $22.582       9,877
                                                                      2008       $22.582      $13.155       6,198
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.576      $12.824           0
                                                                      2004       $12.824      $14.377           0
                                                                      2005       $14.377      $13.616           0
                                                                      2006       $13.616      $15.004           0
                                                                      2007       $15.004      $16.271           0
                                                                      2008       $16.271      $16.886           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.893         151
                                                                      2005       $10.893      $11.384       3,815
                                                                      2006       $11.384      $12.752           0
                                                                      2007       $12.752      $13.296       3,727
                                                                      2008       $13.296       $9.267       2,910

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.344           0
                                                                      2005       $10.344      $10.240          99
                                                                      2006       $10.240      $10.940           0
                                                                      2007       $10.940      $11.349         594
                                                                      2008       $11.349       $9.145       2,051
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.877         100
                                                                      2005       $10.877      $10.974       3,246
                                                                      2006       $10.974      $12.575           0
                                                                      2007       $12.575      $12.708       4,044
                                                                      2008       $12.708       $7.894       2,751
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.125         368
                                                                      2005       $11.125      $11.373       2,536
                                                                      2006       $11.373      $11.991           0
                                                                      2007       $11.991      $14.208         474
                                                                      2008       $14.208       $8.573           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.108         168
                                                                      2005       $11.108      $11.746       5,046
                                                                      2006       $11.746      $12.882           0
                                                                      2007       $12.882      $12.658       4,438
                                                                      2008       $12.658       $7.500       3,567
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.098      $13.029      14,025
                                                                      2004       $13.029      $13.978      12,643
                                                                      2005       $13.978      $14.160       7,560
                                                                      2006       $14.160      $15.339           0
                                                                      2007       $15.339      $15.508       6,743
                                                                      2008       $15.508       $8.544       7,115
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.092           0
                                                                      2005       $10.092      $10.092      26,124
                                                                      2006       $10.092      $10.348           0
                                                                      2007       $10.348      $10.523      26,052
                                                                      2008       $10.523       $6.264      25,803

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2002       $10.000      $12.000          43
                                                                      2003       $12.000      $12.239      43,058
                                                                      2004       $12.239      $12.750          53
                                                                      2005       $12.750      $13.065      54,112
                                                                      2006       $13.065      $13.747           0
                                                                      2007       $13.747      $15.292      45,933
                                                                      2008       $15.292       $8.119      33,105
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.073      $14.163      11,470
                                                                      2004       $14.163      $16.452      15,388
                                                                      2005       $16.452      $18.336      15,286
                                                                      2006       $18.336      $21.029           0
                                                                      2007       $21.029      $21.794      15,140
                                                                      2008       $21.794      $12.706      11,208
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.721      $12.893      12,586
                                                                      2004       $12.893      $13.698      16,418
                                                                      2005       $13.698      $13.654      13,921
                                                                      2006       $13.654      $14.573           0
                                                                      2007       $14.573      $14.170       8,906
                                                                      2008       $14.170       $2.966      12,343
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.454      $12.571      14,215
                                                                      2004       $12.571      $13.406      15,310
                                                                      2005       $13.406      $13.852      20,489
                                                                      2006       $13.852      $15.534           0
                                                                      2007       $15.534      $15.806      16,848
                                                                      2008       $15.806       $9.478      18,196
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.704      $14.590       9,580
                                                                      2004       $14.590      $16.990      15,511
                                                                      2005       $16.990      $18.215      15,295
                                                                      2006       $18.215      $20.409           0
                                                                      2007       $20.409      $19.661      14,833
                                                                      2008       $19.661      $11.909       8,133
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.331      $12.328       8,874
                                                                      2004       $12.328      $14.387       9,092
                                                                      2005       $14.387      $15.743       6,987
                                                                      2006       $15.743      $15.799           0
                                                                      2007       $15.799      $16.367       6,561
                                                                      2008       $16.367       $8.122       4,930

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.237      $12.076      13,193
                                                                      2004       $12.076      $12.795      18,210
                                                                      2005       $12.795      $12.813      20,307
                                                                      2006       $12.813      $13.426           0
                                                                      2007       $13.426      $14.370      13,490
                                                                      2008       $14.370      $12.007      21,094
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.742      $12.370           0
                                                                      2004       $12.370      $13.188       1,610
                                                                      2005       $13.188      $13.785       1,761
                                                                      2006       $13.785      $15.203           0
                                                                      2007       $15.203      $15.289       1,755
                                                                      2008       $15.289       $9.961       1,601
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.983      $13.437       9,745
                                                                      2004       $13.437      $14.588       7,094
                                                                      2005       $14.588      $15.001       6,894
                                                                      2006       $15.001      $16.990           0
                                                                      2007       $16.990      $15.597      12,934
                                                                      2008       $15.597       $9.342      11,201
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.224      $11.246       1,009
                                                                      2004       $11.246      $11.771       1,103
                                                                      2005       $11.771      $13.020         188
                                                                      2006       $13.020      $13.078           0
                                                                      2007       $13.078      $12.701         353
                                                                      2008       $12.701      $10.291          80
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.854      $13.278      19,078
                                                                      2004       $13.278      $14.342      15,703
                                                                      2005       $14.342      $14.448      12,964
                                                                      2006       $14.448      $15.604           0
                                                                      2007       $15.604      $15.671      10,652
                                                                      2008       $15.671      $11.320       6,530
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.347      $10.390      24,092
                                                                      2004       $10.390      $10.602      27,240
                                                                      2005       $10.602      $10.604      27,761
                                                                      2006       $10.604      $10.831           0
                                                                      2007       $10.831      $11.134      18,826
                                                                      2008       $11.134       $8.276      17,493
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.565      $13.315       2,786
                                                                      2004       $13.315      $15.117       3,263
                                                                      2005       $15.117      $16.574       3,350
                                                                      2006       $16.574      $20.685           0
                                                                      2007       $20.685      $21.899       3,683
                                                                      2008       $21.899      $11.992       2,661

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.682      $12.926       2,900
                                                                      2004       $12.926      $14.227       1,981
                                                                      2005       $14.227      $15.126       1,162
                                                                      2006       $15.126      $16.840           0
                                                                      2007       $16.840      $15.602         526
                                                                      2008       $15.602       $9.216         441
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.928       $9.803       7,499
                                                                      2004        $9.803       $9.642      13,154
                                                                      2005        $9.642       $9.660      13,049
                                                                      2006        $9.660       $9.854           0
                                                                      2007        $9.854      $10.088      14,874
                                                                      2008       $10.088      $10.110      91,092
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.969      $13.428           0
                                                                      2004       $13.428      $14.473         160
                                                                      2005       $14.473      $15.557         160
                                                                      2006       $15.557      $16.503           0
                                                                      2007       $16.503      $17.049         239
                                                                      2008       $17.049      $10.203         160
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.310      $14.500           0
                                                                      2004       $14.500      $16.354       5,801
                                                                      2005       $16.354      $16.923       7,570
                                                                      2006       $16.923      $19.184           0
                                                                      2007       $19.184      $17.826       9,551
                                                                      2008       $17.826       $9.622       7,474
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.831      $13.030       7,832
                                                                      2004       $13.030      $13.694       4,401
                                                                      2005       $13.694      $14.052       4,195
                                                                      2006       $14.052      $15.284           0
                                                                      2007       $15.284      $15.016       3,095
                                                                      2008       $15.016       $9.016       2,779
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.672      $12.022       2,542
                                                                      2004       $12.022      $12.711       2,240
                                                                      2005       $12.711      $12.918           0
                                                                      2006       $12.918      $14.128           0
                                                                      2007       $14.128      $13.934       1,413
                                                                      2008       $13.934       $8.070       1,403

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.636      $13.987       4,581
                                                                      2004       $13.987      $16.619       3,966
                                                                      2005       $16.619      $17.632       3,566
                                                                      2006       $17.632      $21.887           0
                                                                      2007       $21.887      $25.648       3,048
                                                                      2008       $25.648      $17.419       2,687
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.788      $13.494       1,923
                                                                      2004       $13.494      $15.638       1,854
                                                                      2005       $15.638      $17.137         483
                                                                      2006       $17.137      $17.659           0
                                                                      2007       $17.659      $17.909       1,365
                                                                      2008       $17.909       $9.529       1,318
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.569      $12.336       6,267
                                                                      2004       $12.336      $12.660       4,428
                                                                      2005       $12.660      $13.075       4,467
                                                                      2006       $13.075      $13.471           0
                                                                      2007       $13.471      $13.887       4,164
                                                                      2008       $13.887       $8.544       4,492
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.077      21,249
                                                                      2005       $11.077      $12.027      13,435
                                                                      2006       $12.027      $12.331           0
                                                                      2007       $12.331      $14.167      12,106
                                                                      2008       $14.167       $7.359       7,216
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.289         372
                                                                      2005       $11.289      $11.485       4,699
                                                                      2006       $11.485      $13.023           0
                                                                      2007       $13.023      $12.427       3,439
                                                                      2008       $12.427       $7.795       4,795
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.769      $13.287      27,411
                                                                      2004       $13.287      $14.816      27,691
                                                                      2005       $14.816      $15.885      25,944
                                                                      2006       $15.885      $18.002           0
                                                                      2007       $18.002      $18.031      19,582
                                                                      2008       $18.031      $11.943      12,734

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.825       2,787
                                                                      2005        $9.825       $9.834       2,940
                                                                      2006        $9.834      $10.010           0
                                                                      2007       $10.010      $10.215       3,075
                                                                      2008       $10.215      $10.160       1,884
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.920      $11.679      21,858
                                                                      2004       $11.679      $12.185      29,094
                                                                      2005       $12.185      $12.816      20,648
                                                                      2006       $12.816      $12.852           0
                                                                      2007       $12.852      $14.646      16,037
                                                                      2008       $14.646       $7.281       8,904
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.278      $13.804       1,746
                                                                      2004       $13.804      $14.847       1,629
                                                                      2005       $14.847      $16.269       1,304
                                                                      2006       $16.269      $17.615           0
                                                                      2007       $17.615      $18.310       1,268
                                                                      2008       $18.310      $15.210       1,038
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.915          99
                                                                      2005       $10.915      $11.452         503
                                                                      2006       $11.452      $12.598           0
                                                                      2007       $12.598      $12.722       3,276
                                                                      2008       $12.722       $9.611       2,662
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.712      52,855
                                                                      2005       $10.712      $12.112      42,183
                                                                      2006       $12.112      $12.321      41,924
                                                                      2007       $12.321      $14.674      36,954
                                                                      2008       $14.674       $7.285      18,840
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.687         107
                                                                      2005       $10.687      $12.059         106
                                                                      2006       $12.059      $12.233           0
                                                                      2007       $12.233      $14.540         106
                                                                      2008       $14.540       $7.196         106

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $11.019         456
                                                                      2005       $11.019      $12.057       3,011
                                                                      2006       $12.057      $14.315           0
                                                                      2007       $14.315      $15.354       7,294
                                                                      2008       $15.354      $10.660      17,190
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.786           0
                                                                      2007        $9.786      $11.723         225
                                                                      2008       $11.723       $6.091         147
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.529       2,339
                                                                      2004       $13.529      $15.724       2,960
                                                                      2005       $15.724      $17.345         977
                                                                      2006       $17.345      $18.954           0
                                                                      2007       $18.954      $19.066         787
                                                                      2008       $19.066      $11.096         187
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.253      16,546
                                                                      2005       $11.253      $12.349      15,700
                                                                      2006       $12.349      $14.565      18,244
                                                                      2007       $14.565      $15.346      15,669
                                                                      2008       $15.346       $8.803       9,201
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.246           0
                                                                      2005       $11.246      $12.324           0
                                                                      2006       $12.324      $14.526           0
                                                                      2007       $14.526      $15.291           0
                                                                      2008       $15.291       $8.752           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.370      $14.437         139
                                                                      2004       $14.437      $19.196       2,385
                                                                      2005       $19.196      $21.900       3,662
                                                                      2006       $21.900      $29.461           0
                                                                      2007       $29.461      $23.811       2,949
                                                                      2008       $23.811      $14.411       3,157

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
             Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 2.1

* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series
  - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.217         0
                                                                      2007       $10.217      $11.703         0
                                                                      2008       $11.703       $6.550         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.408         0
                                                                      2007       $10.408      $11.019         0
                                                                      2008       $11.019       $8.053         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.438         0
                                                                      2007       $10.438      $11.208         0
                                                                      2008       $11.208       $7.355         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.446         0
                                                                      2007       $10.446      $11.331         0
                                                                      2008       $11.331       $6.841         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.299         0
                                                                      2007       $10.299      $10.652         0
                                                                      2008       $10.652       $9.289         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.696         0
                                                                      2007        $9.696      $11.581         0
                                                                      2008       $11.581       $6.246         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.768           0
                                                                      2007       $10.768      $11.060           0
                                                                      2008       $11.060       $6.787           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.828           0
                                                                      2007        $9.828      $11.069           0
                                                                      2008       $11.069       $6.528           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.836           0
                                                                      2003       $10.836      $13.302          46
                                                                      2004       $13.302      $14.369         984
                                                                      2005       $14.369      $14.527       5,100
                                                                      2006       $14.527      $16.565           0
                                                                      2007       $16.565      $15.576       5,434
                                                                      2008       $15.576       $9.865       5,184
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.183           0
                                                                      2005       $11.183      $11.097           0
                                                                      2006       $11.097      $12.815           0
                                                                      2007       $12.815      $12.984           0
                                                                      2008       $12.984       $8.919           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.505           0
                                                                      2005       $10.505      $10.369       7,801
                                                                      2006       $10.369      $11.230           0
                                                                      2007       $11.230      $11.650       7,999
                                                                      2008       $11.650       $7.448       7,597
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.519           0
                                                                      2003       $11.519      $15.439         903
                                                                      2004       $15.439      $16.808         899
                                                                      2005       $16.808      $17.202         895
                                                                      2006       $17.202      $18.261         891
                                                                      2007       $18.261      $19.836         887
                                                                      2008       $19.836      $11.139         882
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.209           0
                                                                      2003       $11.209      $14.464         167
                                                                      2004       $14.464      $17.480         151
                                                                      2005       $17.480      $18.569       4,485
                                                                      2006       $18.569      $21.216           0
                                                                      2007       $21.216      $20.223       4,725
                                                                      2008       $20.223      $13.229       4,408

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.200           0
                                                                      2005       $10.200      $10.202           0
                                                                      2006       $10.202      $10.364           0
                                                                      2007       $10.364      $10.789           0
                                                                      2008       $10.789      $11.336           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.962           0
                                                                      2007       $10.962      $11.973           0
                                                                      2008       $11.973       $8.365           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.310           0
                                                                      2003       $10.310      $12.601         270
                                                                      2004       $12.601      $13.861         927
                                                                      2005       $13.861      $14.966       4,464
                                                                      2006       $14.966      $17.303           0
                                                                      2007       $17.303      $17.484       4,354
                                                                      2008       $17.484      $10.738       4,171
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.217           0
                                                                      2003       $11.217      $16.761           0
                                                                      2004       $16.761      $20.413           0
                                                                      2005       $20.413      $25.406       1,486
                                                                      2006       $25.406      $31.783           0
                                                                      2007       $31.783      $39.969       1,088
                                                                      2008       $39.969      $18.460       1,419
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.460           0
                                                                      2003       $10.460      $13.507         982
                                                                      2004       $13.507      $15.635         978
                                                                      2005       $15.635      $16.823       5,141
                                                                      2006       $16.823      $19.954           0
                                                                      2007       $19.954      $22.496       4,555
                                                                      2008       $22.496      $13.098       4,671
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.706           0
                                                                      2003       $10.706      $12.801           0
                                                                      2004       $12.081      $14.344           0
                                                                      2005       $14.344      $13.578           0
                                                                      2006       $13.578      $14.955           0
                                                                      2007       $14.955      $16.210           0
                                                                      2008       $16.210      $16.813           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.891           0
                                                                      2005       $10.891      $11.376           0
                                                                      2006       $11.376      $12.738           0
                                                                      2007       $12.738      $13.274           0
                                                                      2008       $13.274       $9.247           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.343           0
                                                                      2005       $10.343      $10.234           0
                                                                      2006       $10.234      $10.927           0
                                                                      2007       $10.927      $11.330           0
                                                                      2008       $11.330       $9.125           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.875           0
                                                                      2005       $10.875      $10.967           0
                                                                      2006       $10.967      $12.561           0
                                                                      2007       $12.561      $12.687           0
                                                                      2008       $12.687       $7.877           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.123           0
                                                                      2005       $11.123      $11.366           0
                                                                      2006       $11.366      $11.977           0
                                                                      2007       $11.977      $14.184           0
                                                                      2008       $14.184       $8.554           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.106           0
                                                                      2005       $11.106      $11.739       4,594
                                                                      2006       $11.739      $12.867           0
                                                                      2007       $12.867      $12.637       4,916
                                                                      2008       $12.637       $7.484       5,110
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.681           0
                                                                      2003       $10.681      $13.007          46
                                                                      2004       $13.007      $13.946          33
                                                                      2005       $13.946      $14.121          33
                                                                      2006       $14.121      $15.289           0
                                                                      2007       $15.289      $15.450          34
                                                                      2008       $15.450       $8.507          41
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.091           0
                                                                      2005       $10.091      $10.085           0
                                                                      2006       $10.085      $10.336           0
                                                                      2007       $10.336      $10.505           0
                                                                      2008       $10.505       $6.251           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.235           0
                                                                      2004       $12.235      $12.739           0
                                                                      2005       $12.739      $13.047           0
                                                                      2006       $13.047      $13.721           0
                                                                      2007       $13.721      $15.255           0
                                                                      2008       $15.255       $8.095           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.134           0
                                                                      2003       $10.134      $14.139           0
                                                                      2004       $14.139      $16.415         278
                                                                      2005       $16.415      $18.286         261
                                                                      2006       $18.286      $20.960           0
                                                                      2007       $20.960      $21.712         242
                                                                      2008       $21.712      $12.651         248
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.646           0
                                                                      2003       $10.646      $12.871         929
                                                                      2004       $12.871      $13.667       1,893
                                                                      2005       $13.667      $13.616       1,621
                                                                      2006       $13.616      $14.525           0
                                                                      2007       $14.525      $14.117       1,658
                                                                      2008       $14.117       $2.954       3,030
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.163           0
                                                                      2003       $10.163      $12.549       2,096
                                                                      2004       $12.549      $13.376       2,072
                                                                      2005       $13.376      $13.814       2,063
                                                                      2006       $13.814      $15.483           0
                                                                      2007       $15.483      $15.746       2,044
                                                                      2008       $15.746       $9.438       2,043
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.339           0
                                                                      2003       $10.339      $14.565       1,129
                                                                      2004       $14.565      $16.952       1,124
                                                                      2005       $16.952      $18.165       1,099
                                                                      2006       $18.165      $20.342           0
                                                                      2007       $20.342      $19.587       1,079
                                                                      2008       $19.587      $11.858       1,021
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.046           0
                                                                      2003       $10.046      $12.307          46
                                                                      2004       $12.307      $14.355          32
                                                                      2005       $14.355      $15.700          29
                                                                      2006       $15.700      $15.748           0
                                                                      2007       $15.748      $16.306          32
                                                                      2008       $16.306       $8.087          47

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.536           0
                                                                      2003       $10.536      $12.055         408
                                                                      2004       $12.055      $12.766         764
                                                                      2005       $12.766      $12.777         712
                                                                      2006       $12.777      $13.382           0
                                                                      2007       $13.382      $14.315         669
                                                                      2008       $14.315      $11.955         387
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.373           0
                                                                      2003       $10.373      $12.349           0
                                                                      2004       $12.349      $13.158           0
                                                                      2005       $13.158      $13.747           0
                                                                      2006       $13.747      $15.153           0
                                                                      2007       $15.153      $15.231           0
                                                                      2008       $15.231       $9.918           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.783           0
                                                                      2003       $10.783      $13.414          46
                                                                      2004       $13.414      $14.556          31
                                                                      2005       $14.556      $14.959          31
                                                                      2006       $14.959      $16.935           0
                                                                      2007       $16.935      $15.538          35
                                                                      2008       $15.538       $9.302          41
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.710           0
                                                                      2003        $9.710      $11.227          56
                                                                      2004       $11.227      $11.745          39
                                                                      2005       $11.745      $12.985          36
                                                                      2006       $12.985      $13.036           0
                                                                      2007       $13.036      $12.653          38
                                                                      2008       $12.653      $10.247          37
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.725           0
                                                                      2003       $10.725      $13.255       1,040
                                                                      2004       $13.255      $14.310       1,035
                                                                      2005       $14.310      $14.408       1,011
                                                                      2006       $14.408      $15.553           0
                                                                      2007       $15.553      $15.611         991
                                                                      2008       $15.611      $11.272         933

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.170          0
                                                                      2003       $10.170      $10.372        150
                                                                      2004       $10.372      $10.578        149
                                                                      2005       $10.578      $10.575        125
                                                                      2006       $10.575      $10.795          0
                                                                      2007       $10.795      $11.092        111
                                                                      2008       $11.092       $8.241         46
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.589          0
                                                                      2003       $10.589      $13.292        270
                                                                      2004       $13.292      $15.083        269
                                                                      2005       $15.083      $16.528        224
                                                                      2006       $16.528      $20.617          0
                                                                      2007       $20.617      $21.817        199
                                                                      2008       $21.817      $11.941         84
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.392          0
                                                                      2003       $10.392      $12.904          0
                                                                      2004       $12.904      $14.195          0
                                                                      2005       $14.195      $15.085          0
                                                                      2006       $15.085      $16.785          0
                                                                      2007       $16.785      $15.544          0
                                                                      2008       $15.544       $9.176          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.971          0
                                                                      2003        $9.971       $9.786        458
                                                                      2004        $9.786       $9.620        386
                                                                      2005        $9.620       $9.634        368
                                                                      2006        $9.634       $9.822          0
                                                                      2007        $9.822      $10.050        373
                                                                      2008       $10.050      $10.067        238
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.364          0
                                                                      2003       $10.364      $13.405          0
                                                                      2004       $13.405      $14.441          0
                                                                      2005       $14.441      $15.515          0
                                                                      2006       $15.515      $16.450          0
                                                                      2007       $16.450      $16.984          0
                                                                      2008       $16.984      $10.160          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.188          0
                                                                      2003       $11.188      $14.475          0
                                                                      2004       $14.475      $16.318          0
                                                                      2005       $16.318      $16.876          0
                                                                      2006       $16.876      $19.122          0
                                                                      2007       $19.122      $17.759          0
                                                                      2008       $17.759       $9.580          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.627          0
                                                                      2003       $10.627      $13.007          0
                                                                      2004       $13.007      $13.663          0
                                                                      2005       $13.663      $14.013          0
                                                                      2006       $14.013      $15.234          0
                                                                      2007       $15.234      $14.959          0
                                                                      2008       $14.959       $8.978          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.500          0
                                                                      2003       $10.500      $12.001         50
                                                                      2004       $12.001      $12.683        755
                                                                      2005       $12.683      $12.882        776
                                                                      2006       $12.882      $14.082          0
                                                                      2007       $14.082      $13.881        796
                                                                      2008       $13.881       $8.036        826
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.454          0
                                                                      2003       $11.454      $13.963          0
                                                                      2004       $13.963      $16.581          0
                                                                      2005       $16.581      $17.583          0
                                                                      2006       $17.583      $21.815          0
                                                                      2007       $21.815      $25.551          0
                                                                      2008       $25.551      $17.344          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.358          0
                                                                      2003       $10.358      $13.470          0
                                                                      2004       $13.470      $12.631        439
                                                                      2005       $15.603      $17.090          0
                                                                      2006       $17.090      $17.601          0
                                                                      2007       $17.601      $17.842          0
                                                                      2008       $17.842       $9.488          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.095          0
                                                                      2003       $10.095      $12.314        453
                                                                      2004       $12.314      $12.631        439
                                                                      2005       $12.631      $13.039        372
                                                                      2006       $13.039      $13.427          0
                                                                      2007       $13.427      $13.835        337
                                                                      2008       $13.835       $8.507        171

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.073         348
                                                                      2005       $11.073      $12.017         290
                                                                      2006       $12.017      $12.314           0
                                                                      2007       $12.314      $14.140         258
                                                                      2008       $14.140       $7.341         108
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.285           0
                                                                      2005       $11.285      $11.475       5,639
                                                                      2006       $11.475      $13.006           0
                                                                      2007       $13.006      $12.404       6,010
                                                                      2008       $12.404       $7.776       5,829
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.638           0
                                                                      2003       $10.638      $13.264       2,348
                                                                      2004       $13.264      $14.783       3,263
                                                                      2005       $14.783      $15.841       3,167
                                                                      2006       $15.841      $17.943           0
                                                                      2007       $17.943      $17.963       3,090
                                                                      2008       $17.963      $11.892       2,831
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.820         930
                                                                      2005        $9.820       $9.824         971
                                                                      2006        $9.824       $9.994           0
                                                                      2007        $9.994      $10.194       1,033
                                                                      2008       $10.194      $10.134         614
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.397           0
                                                                      2003        $9.397      $11.658       1,095
                                                                      2004       $11.658      $12.157       1,465
                                                                      2005       $12.157      $12.781       1,458
                                                                      2006       $12.781      $12.810           0
                                                                      2007       $12.810      $14.591       1,436
                                                                      2008       $14.591       $7.250       1,507
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.044           0
                                                                      2003       $11.044      $13.780           0
                                                                      2004       $13.780      $14.814           0
                                                                      2005       $14.814      $16.224           0
                                                                      2006       $16.224      $17.557           0
                                                                      2007       $17.557      $18.241           0
                                                                      2008       $18.241      $15.145           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.911          0
                                                                      2005       $10.911      $11.443          0
                                                                      2006       $11.443      $12.581          0
                                                                      2007       $12.581      $12.698          0
                                                                      2008       $12.698       $9.588          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.708          0
                                                                      2005       $10.708      $12.102          0
                                                                      2006       $12.102      $12.304          0
                                                                      2007       $12.304      $14.647          0
                                                                      2008       $14.647       $7.268          0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.683        855
                                                                      2005       $10.683      $12.049        792
                                                                      2006       $12.049      $12.216          0
                                                                      2007       $12.216      $14.513        725
                                                                      2008       $14.513       $7.179        882
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000      $11.013          0
                                                                      2005       $11.013      $12.044          0
                                                                      2006       $12.044      $14.293          0
                                                                      2007       $14.293      $15.322          0
                                                                      2008       $15.322      $10.633          0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.783          0
                                                                      2007        $9.783      $11.713          0
                                                                      2008       $11.713       $6.083          0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.524          0
                                                                      2004       $13.524      $15.711          0
                                                                      2005       $15.711      $17.321          0
                                                                      2006       $17.321      $18.919          0
                                                                      2007       $18.919      $19.021          0
                                                                      2008       $19.021      $11.064          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.249          41
                                                                      2005       $11.249      $12.339          38
                                                                      2006       $12.339      $14.545          34
                                                                      2007       $14.545      $15.317          34
                                                                      2008       $15.317       $8.782          44
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.242           0
                                                                      2005       $11.242      $12.314           0
                                                                      2006       $12.314      $14.507           0
                                                                      2007       $14.507      $15.262           0
                                                                      2008       $15.262       $8.731           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.686           0
                                                                      2003       $10.686      $14.413           0
                                                                      2004       $14.413      $19.153         238
                                                                      2005       $19.153      $21.839       1,947
                                                                      2006       $21.839      $29.365           0
                                                                      2007       $29.365      $23.721       2,055
                                                                      2008       $23.721      $14.349       2,130



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.214         0
                                                                      2007       $10.214      $11.693         0
                                                                      2008       $11.693       $6.541         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.404         0
                                                                      2007       $10.404      $11.010         0
                                                                      2008       $11.010       $8.042         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.434         0
                                                                      2007       $10.434      $11.198         0
                                                                      2008       $11.198       $7.345         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.443         0
                                                                      2007       $10.443      $11.321         0
                                                                      2008       $11.321       $6.832         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.296         0
                                                                      2007       $10.296      $10.643         0
                                                                      2008       $10.643       $9.276         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.693         0
                                                                      2007        $9.693      $11.571         0
                                                                      2008       $11.571       $6.237         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.765          0
                                                                      2007       $10.765      $11.050          0
                                                                      2008       $11.050       $6.778          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.824          0
                                                                      2007        $9.824      $11.059          0
                                                                      2008       $11.059       $6.519          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.678      $13.297          0
                                                                      2004       $13.297      $14.357          0
                                                                      2005       $14.357      $14.507          0
                                                                      2006       $14.507      $16.534          0
                                                                      2007       $16.534      $15.539          0
                                                                      2008       $15.539       $9.836          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.179          0
                                                                      2005       $11.179      $11.088          0
                                                                      2006       $11.088      $12.798          0
                                                                      2007       $12.798      $12.960          0
                                                                      2008       $12.960       $8.898          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.504          0
                                                                      2005       $10.504      $10.362          0
                                                                      2006       $10.362      $11.218          0
                                                                      2007       $11.218      $11.630          0
                                                                      2008       $11.630       $7.432          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.798      $15.434          0
                                                                      2004       $15.434      $16.794          0
                                                                      2005       $16.794      $17.179          0
                                                                      2006       $17.179      $18.227          0
                                                                      2007       $18.227      $19.789          0
                                                                      2008       $19.789      $11.107          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.018      $14.459        103
                                                                      2004       $14.459      $17.465          0
                                                                      2005       $17.465      $18.544          0
                                                                      2006       $18.544      $21.176          0
                                                                      2007       $21.176      $20.175          0
                                                                      2008       $20.175      $13.190          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.197          0
                                                                      2005       $10.197      $10.193          0
                                                                      2006       $10.193      $10.350          0
                                                                      2007       $10.350      $10.769          0
                                                                      2008       $10.769      $11.309          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.958          0
                                                                      2007       $10.958      $11.962          0
                                                                      2008       $11.962       $8.354          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.578      $12.596        112
                                                                      2004       $12.596      $13.849          0
                                                                      2005       $13.849      $14.946          0
                                                                      2006       $14.946      $17.271          0
                                                                      2007       $17.271      $17.443          0
                                                                      2008       $17.443      $10.707          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.652      $16.755          0
                                                                      2004       $16.755      $20.396          0
                                                                      2005       $20.396      $25.371          0
                                                                      2006       $25.371      $31.723          0
                                                                      2007       $31.723      $39.874          0
                                                                      2008       $39.874      $18.406          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.357      $13.502          0
                                                                      2004       $13.502      $15.621          0
                                                                      2005       $15.621      $16.800          0
                                                                      2006       $16.800      $19.917          0
                                                                      2007       $19.917      $22.443          0
                                                                      2008       $22.443      $13.060          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.560      $12.797          0
                                                                      2004       $12.797      $14.332          0
                                                                      2005       $14.332      $13.560          0
                                                                      2006       $13.560      $14.927          0
                                                                      2007       $14.927      $16.171          0
                                                                      2008       $16.171      $16.765          0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.890          0
                                                                      2005       $10.890      $11.369          0
                                                                      2006       $11.369      $12.723          0
                                                                      2007       $12.723      $13.252          0
                                                                      2008       $13.252       $9.226          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.342         0
                                                                      2005       $10.342      $10.227         0
                                                                      2006       $10.227      $10.915         0
                                                                      2007       $10.915      $11.311         0
                                                                      2008       $11.311       $9.105         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.874         0
                                                                      2005       $10.874      $10.960         0
                                                                      2006       $10.960      $12.546         0
                                                                      2007       $12.546      $12.666         0
                                                                      2008       $12.666       $7.860         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.122         0
                                                                      2005       $11.122      $11.359         0
                                                                      2006       $11.359      $11.963         0
                                                                      2007       $11.963      $14.161         0
                                                                      2008       $14.161       $8.536         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.105         0
                                                                      2005       $11.105      $11.731         0
                                                                      2006       $11.731      $12.852         0
                                                                      2007       $12.852      $12.616         0
                                                                      2008       $12.616       $7.468         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.082      $13.002         0
                                                                      2004       $13.002      $13.934         0
                                                                      2005       $13.934      $14.102         0
                                                                      2006       $14.102      $15.260         0
                                                                      2007       $15.260      $15.413         0
                                                                      2008       $15.413       $8.482         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.090         0
                                                                      2005       $10.090      $10.079         0
                                                                      2006       $10.079      $10.324         0
                                                                      2007       $10.324      $10.488         0
                                                                      2008       $10.488       $6.237         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.231         0
                                                                      2004       $12.231      $12.728         0
                                                                      2005       $12.728      $13.029         0
                                                                      2006       $13.029      $13.696         0
                                                                      2007       $13.696      $15.219         0
                                                                      2008       $15.219       $8.072         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.059      $14.134         0
                                                                      2004       $14.134      $16.401         0
                                                                      2005       $16.401      $18.261         0
                                                                      2006       $18.261      $20.921         0
                                                                      2007       $20.921      $21.660         0
                                                                      2008       $21.660      $12.615         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.704      $12.866         0
                                                                      2004       $12.866      $13.656         0
                                                                      2005       $13.656      $13.597         0
                                                                      2006       $13.597      $14.498         0
                                                                      2007       $14.498      $14.083         0
                                                                      2008       $14.083       $2.945         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.439      $12.545         0
                                                                      2004       $12.545      $13.365         0
                                                                      2005       $13.365      $13.795         0
                                                                      2006       $13.795      $15.454         0
                                                                      2007       $15.454      $15.709         0
                                                                      2008       $15.709       $9.410         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.689      $14.560         0
                                                                      2004       $14.560      $16.938         0
                                                                      2005       $16.938      $18.141         0
                                                                      2006       $18.141      $20.304         0
                                                                      2007       $20.304      $19.540         0
                                                                      2008       $19.540      $11.824         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.317      $12.303         0
                                                                      2004       $12.303      $14.342         0
                                                                      2005       $14.342      $15.679         0
                                                                      2006       $15.679      $15.718         0
                                                                      2007       $15.718      $16.267         0
                                                                      2008       $16.267       $8.064         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.221      $12.051         0
                                                                      2004       $12.051      $12.755         0
                                                                      2005       $12.755      $12.760         0
                                                                      2006       $12.760      $13.357         0
                                                                      2007       $13.357      $14.281         0
                                                                      2008       $14.281      $11.921         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.727      $12.344          0
                                                                      2004       $12.344      $13.147          0
                                                                      2005       $13.147      $13.729          0
                                                                      2006       $13.729      $15.125          0
                                                                      2007       $15.125      $15.195          0
                                                                      2008       $15.195       $9.889          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.968      $13.409        103
                                                                      2004       $13.409      $14.543          0
                                                                      2005       $14.543      $14.939          0
                                                                      2006       $14.939      $16.903          0
                                                                      2007       $16.903      $15.501          0
                                                                      2008       $15.501       $9.275          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.210      $11.223          0
                                                                      2004       $11.223      $11.735          0
                                                                      2005       $11.735      $12.967          0
                                                                      2006       $12.967      $13.011          0
                                                                      2007       $13.011      $12.623          0
                                                                      2008       $12.623      $10.217          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.838      $13.250          0
                                                                      2004       $13.250      $14.297          0
                                                                      2005       $14.297      $14.389          0
                                                                      2006       $14.389      $15.524          0
                                                                      2007       $15.524      $15.574          0
                                                                      2008       $15.574      $11.239          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.332      $10.368          0
                                                                      2004       $10.368      $10.569          0
                                                                      2005       $10.569      $10.561          0
                                                                      2006       $10.561      $10.775          0
                                                                      2007       $10.775      $11.066          0
                                                                      2008       $11.066       $8.217          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.551      $13.287          0
                                                                      2004       $13.287      $15.070          0
                                                                      2005       $15.070      $16.506          0
                                                                      2006       $16.506      $20.578          0
                                                                      2007       $20.578      $21.764          0
                                                                      2008       $21.764      $11.907          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.667      $12.899         0
                                                                      2004       $12.899      $14.183         0
                                                                      2005       $14.183      $15.064         0
                                                                      2006       $15.064      $16.754         0
                                                                      2007       $16.754      $15.507         0
                                                                      2008       $15.507       $9.150         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.914       $9.783         0
                                                                      2004        $9.783       $9.612         0
                                                                      2005        $9.612       $9.620         0
                                                                      2006        $9.620       $9.804         0
                                                                      2007        $9.804      $10.026         0
                                                                      2008       $10.026      $10.038         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.954      $13.400         0
                                                                      2004       $13.400      $14.428         0
                                                                      2005       $14.428      $15.494         0
                                                                      2006       $15.494      $16.419         0
                                                                      2007       $16.419      $16.944         0
                                                                      2008       $16.944      $10.130         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.295      $14.470         0
                                                                      2004       $14.470      $16.304         0
                                                                      2005       $16.304      $16.853         0
                                                                      2006       $16.853      $19.086         0
                                                                      2007       $19.086      $17.717         0
                                                                      2008       $17.717       $9.553         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.816      $13.003         0
                                                                      2004       $13.003      $13.652         0
                                                                      2005       $13.652      $13.994         0
                                                                      2006       $13.994      $15.206         0
                                                                      2007       $15.206      $14.923         0
                                                                      2008       $14.923       $8.952         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.657      $11.997         0
                                                                      2004       $11.997      $12.672         0
                                                                      2005       $12.672      $12.865         0
                                                                      2006       $12.865      $14.055         0
                                                                      2007       $14.055      $13.848         0
                                                                      2008       $13.848       $8.012         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.620      $13.958          0
                                                                      2004       $13.958      $16.567          0
                                                                      2005       $16.567      $17.559          0
                                                                      2006       $17.559      $21.775          0
                                                                      2007       $21.775      $25.490          0
                                                                      2008       $25.490      $17.294          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.773      $13.466          0
                                                                      2004       $13.466      $15.590          0
                                                                      2005       $15.590      $17.067          0
                                                                      2006       $17.067      $17.568          0
                                                                      2007       $17.568      $17.799          0
                                                                      2008       $17.799       $9.460          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.554      $12.310        111
                                                                      2004       $12.310      $12.621          0
                                                                      2005       $12.621      $13.021          0
                                                                      2006       $13.021      $13.402          0
                                                                      2007       $13.402      $13.802          0
                                                                      2008       $13.802       $8.483          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.069          0
                                                                      2005       $11.069      $12.006          0
                                                                      2006       $12.006      $12.297          0
                                                                      2007       $12.297      $14.114          0
                                                                      2008       $14.114       $7.324          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.282          0
                                                                      2005       $11.282      $11.465          0
                                                                      2006       $11.465      $12.988          0
                                                                      2007       $12.988      $12.381          0
                                                                      2008       $12.381       $7.758          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.754      $13.260          0
                                                                      2004       $13.260      $14.771          0
                                                                      2005       $14.771      $15.820          0
                                                                      2006       $15.820      $17.910          0
                                                                      2007       $17.910      $17.920          0
                                                                      2008       $17.920      $11.857          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.815         0
                                                                      2005        $9.815       $9.813         0
                                                                      2006        $9.813       $9.979         0
                                                                      2007        $9.979      $10.173         0
                                                                      2008       $10.173      $10.108         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.906      $11.654         0
                                                                      2004       $11.654      $12.147         0
                                                                      2005       $12.147      $12.763         0
                                                                      2006       $12.763      $12.786         0
                                                                      2007       $12.786      $14.556         0
                                                                      2008       $14.556       $7.229         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.261      $13.775         0
                                                                      2004       $13.775      $14.801         0
                                                                      2005       $14.801      $16.202         0
                                                                      2006       $16.202      $17.524         0
                                                                      2007       $17.524      $18.197         0
                                                                      2008       $18.197      $15.101         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.907         0
                                                                      2005       $10.907      $11.433         0
                                                                      2006       $11.433      $12.564         0
                                                                      2007       $12.564      $12.674         0
                                                                      2008       $12.674       $9.565         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.705         0
                                                                      2005       $10.705      $12.091         0
                                                                      2006       $12.091      $12.288         0
                                                                      2007       $12.288      $14.619         0
                                                                      2008       $14.619       $7.251         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.679         0
                                                                      2005       $10.679      $12.039         0
                                                                      2006       $12.039      $12.200         0
                                                                      2007       $12.200      $14.486         0
                                                                      2008       $14.486       $7.162         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $11.007         0
                                                                      2005       $11.007      $12.032         0
                                                                      2006       $12.032      $14.272         0
                                                                      2007       $14.272      $15.291         0
                                                                      2008       $15.291      $10.606         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.779         0
                                                                      2007        $9.779      $11.702         0
                                                                      2008       $11.702       $6.075         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.520         0
                                                                      2004       $13.520      $15.697         0
                                                                      2005       $15.697      $17.297         0
                                                                      2006       $17.297      $18.883         0
                                                                      2007       $18.883      $18.976         0
                                                                      2008       $18.976      $11.032         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.245         0
                                                                      2005       $11.245      $12.328         0
                                                                      2006       $12.328      $14.525         0
                                                                      2007       $14.525      $15.288         0
                                                                      2008       $15.288       $8.761         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.238         0
                                                                      2005       $11.238      $12.303         0
                                                                      2006       $12.303      $14.487         0
                                                                      2007       $14.487      $15.234         0
                                                                      2008       $15.234       $8.710         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.354      $14.408         0
                                                                      2004       $14.408      $19.136         0
                                                                      2005       $19.136      $21.810         0
                                                                      2006       $21.810      $29.310         0
                                                                      2007       $29.310      $23.664         0
                                                                      2008       $23.664      $14.307         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006.The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.207         0
                                                                      2007       $10.207      $11.673         0
                                                                      2008       $11.673       $6.523         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.397         0
                                                                      2007       $10.397      $10.991         0
                                                                      2008       $10.991       $8.020         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.427         0
                                                                      2007       $10.427      $11.179         0
                                                                      2008       $11.179       $7.325         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.436         0
                                                                      2007       $10.436      $11.302         0
                                                                      2008       $11.302       $6.813         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.289         0
                                                                      2007       $10.289      $10.624         0
                                                                      2008       $10.624       $9.251         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.686         0
                                                                      2007        $9.686      $11.551         0
                                                                      2008       $11.551       $6.220         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.757          0
                                                                      2007       $10.757      $11.031          0
                                                                      2008       $11.031       $6.759          0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.818          0
                                                                      2007        $9.818      $11.040          0
                                                                      2008       $11.040       $6.501          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2002       $10.000      $10.832          0
                                                                      2003       $10.832      $13.277          0
                                                                      2004       $13.277      $14.320          0
                                                                      2005       $14.320      $14.456          0
                                                                      2006       $14.456      $16.459         98
                                                                      2007       $16.459      $15.452          0
                                                                      2008       $15.452       $9.771          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.171        949
                                                                      2005       $11.171      $11.069        949
                                                                      2006       $11.069      $12.763          0
                                                                      2007       $12.763      $12.911        634
                                                                      2008       $12.911       $8.856        447
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.501          0
                                                                      2005       $10.501      $10.349          0
                                                                      2006       $10.349      $11.192          0
                                                                      2007       $11.192      $11.592          0
                                                                      2008       $11.592       $7.400          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $11.515          0
                                                                      2003       $11.515      $15.411          0
                                                                      2004       $15.411      $16.751          0
                                                                      2005       $16.751      $17.118          0
                                                                      2006       $17.118      $18.143          0
                                                                      2007       $18.143      $19.678          0
                                                                      2008       $19.678      $11.033          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2002       $10.000      $11.206          0
                                                                      2003       $11.206      $14.437         75
                                                                      2004       $14.437      $17.421         66
                                                                      2005       $17.421      $18.478         65
                                                                      2006       $18.478      $21.079          0
                                                                      2007       $21.079      $20.062         65
                                                                      2008       $20.062      $13.103         71

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                               Withdrawal Charge
                                 Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.190          0
                                                                      2005       $10.190      $10.176          0
                                                                      2006       $10.176      $10.322          0
                                                                      2007       $10.322      $10.728          0
                                                                      2008       $10.728      $11.255          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.951          0
                                                                      2007       $10.951      $11.942          0
                                                                      2008       $11.942       $8.331          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2002       $10.000      $10.306          0
                                                                      2003       $10.306      $12.577        170
                                                                      2004       $12.577      $13.813        168
                                                                      2005       $13.813      $14.892        162
                                                                      2006       $14.892      $17.192        204
                                                                      2007       $17.192      $17.345        152
                                                                      2008       $17.345      $10.636        163
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2002       $10.000      $11.214          0
                                                                      2003       $11.214      $16.729          0
                                                                      2004       $16.729      $20.344          0
                                                                      2005       $20.344      $25.281          0
                                                                      2006       $25.281      $31.578          0
                                                                      2007       $31.578      $39.650          0
                                                                      2008       $39.650      $18.284          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2002       $10.000      $10.457          0
                                                                      2003       $10.457      $13.482          0
                                                                      2004       $13.482      $15.582          0
                                                                      2005       $15.582      $16.740          0
                                                                      2006       $16.740      $19.825         95
                                                                      2007       $19.825      $22.317          0
                                                                      2008       $22.317      $12.974          0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2002       $10.000      $10.702          0
                                                                      2003       $10.702      $12.778          0
                                                                      2004       $12.778      $14.296          0
                                                                      2005       $14.296      $13.511          0
                                                                      2006       $13.511      $14.859          0
                                                                      2007       $14.859      $16.081          0
                                                                      2008       $16.081      $16.654          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.887          0
                                                                      2005       $10.887      $11.355          0
                                                                      2006       $11.355      $12.694          0
                                                                      2007       $12.694      $13.208          0
                                                                      2008       $13.208       $9.186          0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.339          0
                                                                      2005       $10.339      $10.214          0
                                                                      2006       $10.214      $10.890          0
                                                                      2007       $10.890      $11.274          0
                                                                      2008       $11.274       $9.065          0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.871          0
                                                                      2005       $10.871      $10.946          0
                                                                      2006       $10.946      $12.518          0
                                                                      2007       $12.518      $12.624          0
                                                                      2008       $12.624       $7.826          0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.119          0
                                                                      2005       $11.119      $11.344          0
                                                                      2006       $11.344      $11.936          0
                                                                      2007       $11.936      $14.114          0
                                                                      2008       $14.114       $8.499          0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.102          0
                                                                      2005       $11.102      $11.716          0
                                                                      2006       $11.716      $12.823          0
                                                                      2007       $12.823      $12.574          0
                                                                      2008       $12.574       $7.435          0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2002       $10.000      $10.678          0
                                                                      2003       $10.678      $12.982          0
                                                                      2004       $12.982      $13.899        774
                                                                      2005       $13.899      $14.052        774
                                                                      2006       $14.052      $15.190        151
                                                                      2007       $15.190      $15.326        517
                                                                      2008       $15.326       $8.426        365
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.087          0
                                                                      2005       $10.087      $10.066          0
                                                                      2006       $10.066      $10.300          0
                                                                      2007       $10.300      $10.453          0
                                                                      2008       $10.453       $6.210          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.222          0
                                                                      2004       $12.222      $12.707        841
                                                                      2005       $12.707      $12.994        840
                                                                      2006       $12.994      $13.644          0
                                                                      2007       $13.644      $15.146        561
                                                                      2008       $15.146       $8.025        396
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2002       $10.000      $10.130          0
                                                                      2003       $10.130      $14.112          0
                                                                      2004       $14.112      $16.359          0
                                                                      2005       $16.359      $18.196          0
                                                                      2006       $18.196      $20.825          0
                                                                      2007       $20.825      $21.539          0
                                                                      2008       $21.539      $12.531          0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2002       $10.000      $10.643          0
                                                                      2003       $10.643      $12.847          0
                                                                      2004       $12.847      $13.621          0
                                                                      2005       $13.621      $13.549          0
                                                                      2006       $13.549      $14.432          0
                                                                      2007       $14.432      $14.004          0
                                                                      2008       $14.004       $2.926          0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2002       $10.000      $10.159          0
                                                                      2003       $10.159      $12.526          0
                                                                      2004       $12.526      $13.331        809
                                                                      2005       $13.331      $13.746        808
                                                                      2006       $13.746      $15.383          0
                                                                      2007       $15.383      $15.621        540
                                                                      2008       $15.621       $9.348        381
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.336          0
                                                                      2003       $10.336      $14.538        146
                                                                      2004       $14.538      $16.895        137
                                                                      2005       $16.895      $18.076        133
                                                                      2006       $18.076      $20.211         89
                                                                      2007       $20.211      $19.431        134
                                                                      2008       $19.431      $11.746        161
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2002       $10.000      $10.043          0
                                                                      2003       $10.043      $12.284          0
                                                                      2004       $12.284      $14.306          0
                                                                      2005       $14.306      $15.623          0
                                                                      2006       $15.623      $15.646          0
                                                                      2007       $15.646      $16.175          0
                                                                      2008       $16.175       $8.010          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2002       $10.000      $10.533          0
                                                                      2003       $10.533      $12.033        260
                                                                      2004       $12.033      $12.723        268
                                                                      2005       $12.723      $12.715        281
                                                                      2006       $12.715      $13.296        163
                                                                      2007       $13.296      $14.201        283
                                                                      2008       $14.201      $11.842        219
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2002       $10.000      $10.370          0
                                                                      2003       $10.370      $12.326          0
                                                                      2004       $12.326      $13.114          0
                                                                      2005       $13.114      $13.680          0
                                                                      2006       $13.680      $15.055          0
                                                                      2007       $15.055      $15.110          0
                                                                      2008       $15.110       $9.824          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2002       $10.000      $10.779          0
                                                                      2003       $10.779      $13.389          0
                                                                      2004       $13.389      $14.506          0
                                                                      2005       $14.506      $14.886          0
                                                                      2006       $14.886      $16.826          0
                                                                      2007       $16.826      $15.414          0
                                                                      2008       $15.414       $9.213          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2002       $10.000       $9.707          0
                                                                      2003        $9.707      $11.206          0
                                                                      2004       $11.206      $11.705          0
                                                                      2005       $11.705      $12.921          0
                                                                      2006       $12.921      $12.952          0
                                                                      2007       $12.952      $12.552          0
                                                                      2008       $12.552      $10.149          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2002       $10.000      $10.722          0
                                                                      2003       $10.722      $13.230         79
                                                                      2004       $13.230      $14.261         79
                                                                      2005       $14.261      $14.337         83
                                                                      2006       $14.337      $15.453          0
                                                                      2007       $15.453      $15.487         85
                                                                      2008       $15.487      $11.164         74

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2002       $10.000      $10.167          0
                                                                      2003       $10.167      $10.353         98
                                                                      2004       $10.353      $10.542        106
                                                                      2005       $10.542      $10.523        113
                                                                      2006       $10.523      $10.726          0
                                                                      2007       $10.726      $11.004        122
                                                                      2008       $11.004       $8.162        100
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2002       $10.000      $10.586          0
                                                                      2003       $10.586      $13.267        164
                                                                      2004       $13.267      $15.032        156
                                                                      2005       $15.032      $16.447        150
                                                                      2006       $16.447      $20.484          0
                                                                      2007       $20.484      $21.643        120
                                                                      2008       $21.643      $11.828        156
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2002       $10.000      $10.389          0
                                                                      2003       $10.389      $12.880          0
                                                                      2004       $12.880      $14.147          0
                                                                      2005       $14.147      $15.010          0
                                                                      2006       $15.010      $16.677          0
                                                                      2007       $16.677      $15.420          0
                                                                      2008       $15.420       $9.089          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2002       $10.000       $9.967          0
                                                                      2003        $9.967       $9.768        104
                                                                      2004        $9.768       $9.588        116
                                                                      2005        $9.588       $9.586        122
                                                                      2006        $9.586       $9.759          0
                                                                      2007        $9.759       $9.970        134
                                                                      2008        $9.970       $9.971         85
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2002       $10.000      $10.361          0
                                                                      2003       $10.361      $13.380          0
                                                                      2004       $13.380      $14.392          0
                                                                      2005       $14.392      $15.438          0
                                                                      2006       $15.438      $16.344          0
                                                                      2007       $16.344      $16.849          0
                                                                      2008       $16.849      $10.063          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2002       $10.000      $11.185          0
                                                                      2003       $11.185      $14.448          0
                                                                      2004       $14.448      $16.262          0
                                                                      2005       $16.262      $16.793          0
                                                                      2006       $16.793      $18.999          0
                                                                      2007       $18.999      $17.617          0
                                                                      2008       $17.617       $9.489          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2002       $10.000      $10.624          0
                                                                      2003       $10.624      $12.983          0
                                                                      2004       $12.983      $13.617          0
                                                                      2005       $13.617      $13.944          0
                                                                      2006       $13.944      $15.136          0
                                                                      2007       $15.136      $14.840          0
                                                                      2008       $14.840       $8.892          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2002       $10.000      $10.496          0
                                                                      2003       $10.496      $11.979          0
                                                                      2004       $11.979      $12.640          0
                                                                      2005       $12.640      $12.819          0
                                                                      2006       $12.819      $13.991          0
                                                                      2007       $13.991      $13.771          0
                                                                      2008       $13.771       $7.959          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2002       $10.000      $11.450          0
                                                                      2003       $11.450      $13.937          0
                                                                      2004       $13.937      $16.525          0
                                                                      2005       $16.525      $17.497          0
                                                                      2006       $17.497      $21.675          0
                                                                      2007       $21.675      $25.347          0
                                                                      2008       $25.347      $17.180          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2002       $10.000      $10.354          0
                                                                      2003       $10.354      $13.445          0
                                                                      2004       $13.445      $15.550          0
                                                                      2005       $15.550      $17.006          0
                                                                      2006       $17.006      $17.488          0
                                                                      2007       $17.488      $17.700          0
                                                                      2008       $17.700       $9.398          0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2002       $10.000      $10.091          0
                                                                      2003       $10.091      $12.291        255
                                                                      2004       $12.291      $12.589        270
                                                                      2005       $12.589      $12.975        272
                                                                      2006       $12.975      $13.340          0
                                                                      2007       $13.340      $13.724        294
                                                                      2008       $13.724       $8.426        322

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.062        104
                                                                      2005       $11.062      $11.986        100
                                                                      2006       $11.986      $12.263          0
                                                                      2007       $12.263      $14.061         95
                                                                      2008       $14.061       $7.289        120
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.274          0
                                                                      2005       $11.274      $11.446          0
                                                                      2006       $11.446      $12.952          0
                                                                      2007       $12.952      $12.334          0
                                                                      2008       $12.334       $7.721          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2002       $10.000      $10.634          0
                                                                      2003       $10.634      $13.240        247
                                                                      2004       $13.240      $14.733        235
                                                                      2005       $14.733      $15.763        225
                                                                      2006       $15.763      $17.828          0
                                                                      2007       $17.828      $17.820        221
                                                                      2008       $17.820      $11.779        225
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000          0
                                                                      2004       $10.000       $9.805          0
                                                                      2005        $9.805       $9.793          0
                                                                      2006        $9.793       $9.948        131
                                                                      2007        $9.948      $10.132          0
                                                                      2008       $10.132      $10.056          0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2002       $10.000       $9.394          0
                                                                      2003        $9.394      $11.637          0
                                                                      2004       $11.637      $12.116          0
                                                                      2005       $12.116      $12.718          0
                                                                      2006       $12.718      $12.727          0
                                                                      2007       $12.727      $14.474          0
                                                                      2008       $14.474       $7.181          0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2002       $10.000      $11.040          0
                                                                      2003       $11.040      $13.754          0
                                                                      2004       $13.754      $14.764          0
                                                                      2005       $14.764      $16.144          0
                                                                      2006       $16.144      $17.444          0
                                                                      2007       $17.444      $18.095          0
                                                                      2008       $18.095      $15.001          0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.900         0
                                                                      2005       $10.900      $11.413         0
                                                                      2006       $11.413      $12.530         0
                                                                      2007       $12.530      $12.627         0
                                                                      2008       $12.627       $9.520         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.697         0
                                                                      2005       $10.697      $12.071         0
                                                                      2006       $12.071      $12.254         0
                                                                      2007       $12.254      $14.565         0
                                                                      2008       $14.565       $7.216         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.672         0
                                                                      2005       $10.672      $12.018         0
                                                                      2006       $12.018      $12.166         0
                                                                      2007       $12.166      $14.432         0
                                                                      2008       $14.432       $7.127         0
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $10.996         0
                                                                      2005       $10.996      $12.007         0
                                                                      2006       $12.007      $14.228         0
                                                                      2007       $14.228      $15.228         0
                                                                      2008       $15.228      $10.551         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.772         0
                                                                      2007        $9.772      $11.682         0
                                                                      2008       $11.682       $6.058         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.510         0
                                                                      2004       $13.510      $15.670         0
                                                                      2005       $15.670      $17.250         0
                                                                      2006       $17.250      $18.813         0
                                                                      2007       $18.813      $18.885         0
                                                                      2008       $18.885      $10.968         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.237         0
                                                                      2005       $11.237      $12.307         0
                                                                      2006       $12.307      $14.486         0
                                                                      2007       $14.486      $15.231         0
                                                                      2008       $15.231       $8.719         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.231         0
                                                                      2005       $11.231      $12.282         0
                                                                      2006       $12.282      $14.447         0
                                                                      2007       $14.447      $15.176         0
                                                                      2008       $15.176       $8.668         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2002       $10.000      $10.682         0
                                                                      2003       $10.682      $14.386         0
                                                                      2004       $14.386      $19.088         0
                                                                      2005       $19.088      $21.732         0
                                                                      2006       $21.732      $29.176        92
                                                                      2007       $29.176      $23.532         0
                                                                      2008       $23.532      $14.212         0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% as first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.203         0
                                                                      2007       $10.203      $11.663         0
                                                                      2008       $11.663       $6.514         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.394         0
                                                                      2007       $10.394      $10.981         0
                                                                      2008       $10.981       $8.009         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.423         0
                                                                      2007       $10.423      $11.169         0
                                                                      2008       $11.169       $7.315         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.432         0
                                                                      2007       $10.432      $11.292         0
                                                                      2008       $11.292       $6.804         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.285         0
                                                                      2007       $10.285      $10.615         0
                                                                      2008       $10.615       $9.238         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.683         0
                                                                      2007        $9.683      $11.541         0
                                                                      2008       $11.541       $6.212         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.754           0
                                                                      2007       $10.754      $11.022           0
                                                                      2008       $11.022       $6.750           0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.814           0
                                                                      2007        $9.814      $11.031           0
                                                                      2008       $11.031       $6.492           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.678      $13.283       3,219
                                                                      2004       $13.283      $14.320       2,865
                                                                      2005       $14.320      $14.448           0
                                                                      2006       $14.448      $16.442       1,722
                                                                      2007       $16.442      $15.428       1,576
                                                                      2008       $15.428       $9.751       1,428
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.168         587
                                                                      2005       $11.168      $11.059           0
                                                                      2006       $11.059      $12.746       2,347
                                                                      2007       $12.746      $12.887       2,347
                                                                      2008       $12.887       $8.834         918
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.500           0
                                                                      2005       $10.500      $10.342           0
                                                                      2006       $10.342      $11.179       1,289
                                                                      2007       $11.179      $11.572       1,331
                                                                      2008       $11.572       $7.384           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.798      $15.418           0
                                                                      2004       $15.418      $16.751           0
                                                                      2005       $16.751      $17.108           0
                                                                      2006       $17.108      $18.124           0
                                                                      2007       $18.124      $19.647           0
                                                                      2008       $19.647      $11.010           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.018      $14.444         582
                                                                      2004       $14.444      $17.421         643
                                                                      2005       $17.421      $18.468          65
                                                                      2006       $18.468      $21.057         382
                                                                      2007       $21.057      $20.031         314
                                                                      2008       $20.031      $13.076         176

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.186       1,218
                                                                      2005       $10.186      $10.167           0
                                                                      2006       $10.167      $10.308           0
                                                                      2007       $10.308      $10.708           0
                                                                      2008       $10.708      $11.228           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.947       1,295
                                                                      2007       $10.947      $11.932       1,290
                                                                      2008       $11.932       $8.319       1,284
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.578      $12.584       3,192
                                                                      2004       $12.584      $13.813       5,839
                                                                      2005       $13.813      $14.884         162
                                                                      2006       $14.884      $17.174       4,205
                                                                      2007       $17.174      $17.318       3,824
                                                                      2008       $17.318      $10.614       3,642
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.652      $16.738         206
                                                                      2004       $16.738      $20.344         205
                                                                      2005       $20.344      $25.267           0
                                                                      2006       $25.267      $31.545         202
                                                                      2007       $31.545      $39.589         201
                                                                      2008       $39.589      $18.246           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.357      $13.488           0
                                                                      2004       $13.488      $15.581         889
                                                                      2005       $15.581      $16.731           0
                                                                      2006       $16.731      $19.805       1,899
                                                                      2007       $19.805      $22.282       1,849
                                                                      2008       $22.282      $12.947         310
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.560      $12.784           0
                                                                      2004       $12.784      $14.295           0
                                                                      2005       $14.295      $13.504           0
                                                                      2006       $13.504      $14.843           0
                                                                      2007       $14.843      $16.056           0
                                                                      2008       $16.056      $16.619           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.886           0
                                                                      2005       $10.886      $11.347           0
                                                                      2006       $11.347      $12.679         399
                                                                      2007       $12.679      $13.186         397
                                                                      2008       $13.186       $9.166           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.338           0
                                                                      2005       $10.338      $10.208           0
                                                                      2006       $10.208      $10.877           0
                                                                      2007       $10.877      $11.255           0
                                                                      2008       $11.255       $9.046           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.870           0
                                                                      2005       $10.870      $10.939           0
                                                                      2006       $10.939      $12.503           0
                                                                      2007       $12.503      $12.603           0
                                                                      2008       $12.603       $7.809           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.117           0
                                                                      2005       $11.117      $11.337           0
                                                                      2006       $11.337      $11.922         645
                                                                      2007       $11.922      $14.090         583
                                                                      2008       $14.090       $8.480           0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.101           0
                                                                      2005       $11.101      $11.709           0
                                                                      2006       $11.709      $12.808       1,179
                                                                      2007       $12.808      $12.554       1,179
                                                                      2008       $12.554       $7.419         461
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.082      $12.989         561
                                                                      2004       $12.989      $13.899       1,306
                                                                      2005       $13.899      $14.044         774
                                                                      2006       $14.044      $15.175         833
                                                                      2007       $15.175      $15.302         834
                                                                      2008       $15.302       $8.409         783
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.086           0
                                                                      2005       $10.086      $10.060           0
                                                                      2006       $10.060      $10.288       1,681
                                                                      2007       $10.288      $10.436       1,771
                                                                      2008       $10.436       $6.196           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.218       2,929
                                                                      2004       $12.218      $12.696       3,435
                                                                      2005       $12.696      $12.976       3,456
                                                                      2006       $12.976      $13.619       1,786
                                                                      2007       $13.619      $15.110       1,445
                                                                      2008       $15.110       $8.002       1,277

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.059      $14.119           0
                                                                      2004       $14.119      $16.359         143
                                                                      2005       $16.359      $18.186           0
                                                                      2006       $18.186      $20.803         122
                                                                      2007       $20.803      $21.505         116
                                                                      2008       $21.505      $12.505         122
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.704      $12.853           0
                                                                      2004       $12.853      $13.621         624
                                                                      2005       $13.621      $13.542           0
                                                                      2006       $13.542      $14.417       1,158
                                                                      2007       $14.417      $13.983       1,171
                                                                      2008       $13.983       $2.920         577
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.439      $12.532       7,888
                                                                      2004       $12.532      $13.331       7,986
                                                                      2005       $13.331      $13.739         808
                                                                      2006       $13.739      $15.367       2,257
                                                                      2007       $15.367      $15.596       1,957
                                                                      2008       $15.596       $9.329       1,401
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.689      $14.545         666
                                                                      2004       $14.545      $16.894         591
                                                                      2005       $16.894      $18.066         133
                                                                      2006       $18.066      $20.190         494
                                                                      2007       $20.190      $19.400         484
                                                                      2008       $19.400      $11.721         241
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.317      $12.290         213
                                                                      2004       $12.290      $14.306         372
                                                                      2005       $14.306      $15.614           0
                                                                      2006       $15.614      $15.630           0
                                                                      2007       $15.630      $16.150           0
                                                                      2008       $16.150       $7.993           0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.221      $12.039       1,984
                                                                      2004       $12.039      $12.723       6,149
                                                                      2005       $12.723      $12.708         281
                                                                      2006       $12.708      $13.282       7,293
                                                                      2007       $13.282      $14.179       6,611
                                                                      2008       $14.179      $11.817       5,090

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.727      $12.332           0
                                                                      2004       $12.332      $13.113           0
                                                                      2005       $13.113      $13.672           0
                                                                      2006       $13.672      $15.040           0
                                                                      2007       $15.040      $15.086           0
                                                                      2008       $15.086       $9.803           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.968      $13.395       2,602
                                                                      2004       $13.395      $14.506       2,633
                                                                      2005       $14.506      $14.878           0
                                                                      2006       $14.878      $16.808       1,341
                                                                      2007       $16.808      $15.390       1,151
                                                                      2008       $15.390       $9.194       1,068
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.210      $11.211           0
                                                                      2004       $11.211      $11.705           0
                                                                      2005       $11.705      $12.914           0
                                                                      2006       $12.914      $12.938           0
                                                                      2007       $12.938      $12.532           0
                                                                      2008       $12.532      $10.128           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.838      $13.237       1,357
                                                                      2004       $13.237      $14.261       1,895
                                                                      2005       $14.261      $14.330          83
                                                                      2006       $14.330      $15.437       2,059
                                                                      2007       $15.437      $15.463       1,965
                                                                      2008       $15.463      $11.141       1,861
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.332      $10.358       8,042
                                                                      2004       $10.358      $10.542      10,448
                                                                      2005       $10.542      $10.518         113
                                                                      2006       $10.518      $10.715       2,478
                                                                      2007       $10.715      $10.986       2,300
                                                                      2008       $10.986       $8.145       2,208
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.551      $13.274       4,620
                                                                      2004       $13.274      $15.032       4,595
                                                                      2005       $15.032      $16.438         150
                                                                      2006       $16.438      $20.463         422
                                                                      2007       $20.463      $21.609         428
                                                                      2008       $21.609      $11.803           0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.667      $12.886           0
                                                                      2004       $12.886      $14.147           0
                                                                      2005       $14.147      $15.002           0
                                                                      2006       $15.002      $16.660           0
                                                                      2007       $16.660      $15.396           0
                                                                      2008       $15.396       $9.070           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.914       $9.773       1,860
                                                                      2004        $9.773       $9.587           0
                                                                      2005        $9.587       $9.581         122
                                                                      2006        $9.581       $9.749         493
                                                                      2007        $9.749       $9.954         516
                                                                      2008        $9.954       $9.951           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.954      $13.387       2,289
                                                                      2004       $13.387      $14.392       2,504
                                                                      2005       $14.392      $15.430           0
                                                                      2006       $15.430      $16.326       1,677
                                                                      2007       $16.326      $16.823       1,354
                                                                      2008       $16.823      $10.042       1,250
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.295      $14.455           0
                                                                      2004       $14.455      $16.262       4,137
                                                                      2005       $16.262      $16.784           0
                                                                      2006       $16.784      $18.979       6,444
                                                                      2007       $18.979      $17.590       6,596
                                                                      2008       $17.590       $9.470       6,535
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.816      $12.989           0
                                                                      2004       $12.989      $13.617           0
                                                                      2005       $13.617      $13.937           0
                                                                      2006       $13.937      $15.120           0
                                                                      2007       $15.120      $14.817           0
                                                                      2008       $14.817       $8.874           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.657      $11.985       1,893
                                                                      2004       $11.985      $12.639       1,895
                                                                      2005       $12.639      $12.819           0
                                                                      2006       $12.812      $13.976         703
                                                                      2007       $13.976      $13.749         557
                                                                      2008       $13.749       $7.943         543

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.620      $13.943         187
                                                                      2004       $13.943      $16.525         162
                                                                      2005       $16.525      $17.487           0
                                                                      2006       $17.487      $21.652         132
                                                                      2007       $21.652      $25.308         101
                                                                      2008       $25.308      $17.144          86
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.773      $13.452       2,488
                                                                      2004       $13.452      $15.550       2,550
                                                                      2005       $15.550      $16.997           0
                                                                      2006       $16.997      $17.470       1,328
                                                                      2007       $17.470      $17.672       1,097
                                                                      2008       $17.672       $9.378       1,119
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.554      $12.297       3,209
                                                                      2004       $12.297      $12.588       3,565
                                                                      2005       $12.588      $12.968         272
                                                                      2006       $12.968      $13.326       3,136
                                                                      2007       $13.326      $13.703       2,746
                                                                      2008       $13.703       $8.409       2,575
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.058         724
                                                                      2005       $11.058      $11.976         699
                                                                      2006       $11.976      $12.247         726
                                                                      2007       $12.247      $14.035         523
                                                                      2008       $14.035       $7.271         582
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.270       1,782
                                                                      2005       $11.270      $11.436       1,782
                                                                      2006       $11.436      $12.935       1,072
                                                                      2007       $12.935      $12.311       1,068
                                                                      2008       $12.311       $7.702       1,063
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.754      $13.246       2,502
                                                                      2004       $13.246      $14.733       6,041
                                                                      2005       $14.733      $15.755         225
                                                                      2006       $15.755      $17.809       3,397
                                                                      2007       $17.809      $17.792       3,103
                                                                      2008       $17.792      $11.754       2,731

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000       $9.800       9,153
                                                                      2005        $9.800       $9.783       9,587
                                                                      2006        $9.783       $9.933      10,693
                                                                      2007        $9.933      $10.111       9,998
                                                                      2008       $10.111      $10.030       7,126
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.906      $11.642           0
                                                                      2004       $11.642      $12.116           0
                                                                      2005       $12.116      $12.711           0
                                                                      2006       $12.711      $12.714           0
                                                                      2007       $12.714      $14.452           0
                                                                      2008       $14.452       $7.166           0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.261      $13.761           0
                                                                      2004       $13.761      $14.763           0
                                                                      2005       $14.763      $16.136           0
                                                                      2006       $16.136      $17.426           0
                                                                      2007       $17.426      $18.067           0
                                                                      2008       $18.067      $14.970           0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.896           0
                                                                      2005       $10.896      $11.404           0
                                                                      2006       $11.404      $12.513       1,087
                                                                      2007       $12.513      $12.603       1,083
                                                                      2008       $12.603       $9.497       1,078
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.694       8,172
                                                                      2005       $10.694      $12.060       7,238
                                                                      2006       $12.060      $12.237       1,415
                                                                      2007       $12.237      $14.537         939
                                                                      2008       $14.537       $7.199         986
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.668           0
                                                                      2005       $10.668      $12.008           0
                                                                      2006       $12.008      $12.150       1,810
                                                                      2007       $12.150      $14.404       1,810
                                                                      2008       $14.404       $7.110         708

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000           0
                                                                      2004       $10.000      $10.990           0
                                                                      2005       $10.990      $11.995           0
                                                                      2006       $11.995      $14.206           0
                                                                      2007       $14.206      $15.197           0
                                                                      2008       $15.197      $10.524           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.769         885
                                                                      2007        $9.769      $11.672         792
                                                                      2008       $11.672       $6.050           0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.506           0
                                                                      2004       $13.506      $15.657           0
                                                                      2005       $15.657      $17.227           0
                                                                      2006       $17.227      $18.777           0
                                                                      2007       $18.777      $18.840           0
                                                                      2008       $18.840      $10.936           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.233       3,569
                                                                      2005       $11.233      $12.297       3,378
                                                                      2006       $12.297      $14.466       1,753
                                                                      2007       $14.466      $15.202       1,480
                                                                      2008       $15.202       $8.698       1,445
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.227           0
                                                                      2005       $11.227      $12.272           0
                                                                      2006       $12.272      $14.428         266
                                                                      2007       $14.428      $15.148         271
                                                                      2008       $15.148       $8.648           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.354      $14.393           0
                                                                      2004       $14.393      $19.087       7,654
                                                                      2005       $19.087      $21.720           0
                                                                      2006       $21.720      $29.145       4,555
                                                                      2007       $29.145      $23.495       5,378
                                                                      2008       $23.495      $14.183       6,599

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.35

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities
   - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities
   - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                      2006       $10.000      $10.196         0
                                                                      2007       $10.196      $11.643         0
                                                                      2008       $11.643       $6.496         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.387         0
                                                                      2007       $10.387      $10.962         0
                                                                      2008       $10.962       $7.987         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.416         0
                                                                      2007       $10.416      $11.150         0
                                                                      2008       $11.150       $7.295         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.425         0
                                                                      2007       $10.425      $11.273         0
                                                                      2008       $11.273       $6.785         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio--Service Class 2
                                                                      2006       $10.000      $10.278         0
                                                                      2007       $10.278      $10.597         0
                                                                      2008       $10.597       $9.213         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio--Service Class 2
                                                                      2006       $10.000       $9.676         0
                                                                      2007        $9.676      $11.521         0
                                                                      2008       $11.521       $6.194         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                      2006       $10.000      $10.746         0
                                                                      2007       $10.746      $11.003         0
                                                                      2008       $11.003       $6.732         0
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                      2006       $10.000       $9.808         0
                                                                      2007        $9.808      $11.012         0
                                                                      2008       $11.012       $6.474         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund--Class 2
                                                                      2003       $10.669      $13.263         0
                                                                      2004       $13.263      $14.284         0
                                                                      2005       $14.284      $14.396         0
                                                                      2006       $14.396      $16.366         0
                                                                      2007       $16.366      $15.341         0
                                                                      2008       $15.341       $9.686         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.160         0
                                                                      2005       $11.160      $11.041         0
                                                                      2006       $11.041      $12.711         0
                                                                      2007       $12.711      $12.838         0
                                                                      2008       $12.838       $8.792         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund--Class 2
                                                                      2004       $10.000      $10.497         0
                                                                      2005       $10.497      $10.329         0
                                                                      2006       $10.329      $11.153         0
                                                                      2007       $11.153      $11.534         0
                                                                      2008       $11.534       $7.352         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund--Class 2 (1)
                                                                      2003       $11.788      $15.395         0
                                                                      2004       $15.395      $16.708         0
                                                                      2005       $16.708      $17.047         0
                                                                      2006       $17.047      $18.041         0
                                                                      2007       $18.041      $19.537         0
                                                                      2008       $19.537      $10.937         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2003       $11.008      $14.422         0
                                                                      2004       $14.422      $17.376         0
                                                                      2005       $17.376      $18.402         0
                                                                      2006       $18.402      $20.960         0
                                                                      2007       $20.960      $19.918         0
                                                                      2008       $19.918      $12.989         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund--Class 2
                                                                      2004       $10.000      $10.179         0
                                                                      2005       $10.179      $10.150         0
                                                                      2006       $10.150      $10.279         0
                                                                      2007       $10.279      $10.668         0
                                                                      2008       $10.668      $11.175         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                      2006       $10.000      $10.940         0
                                                                      2007       $10.940      $11.911         0
                                                                      2008       $11.911       $8.297         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2003       $10.569      $12.564         0
                                                                      2004       $12.564      $13.778         0
                                                                      2005       $13.778      $14.831         0
                                                                      2006       $14.831      $17.095         0
                                                                      2007       $17.095      $17.221         0
                                                                      2008       $17.221      $10.544         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund--Class 2
                                                                      2003       $11.642      $16.712         0
                                                                      2004       $16.712      $20.292         0
                                                                      2005       $20.292      $25.177         0
                                                                      2006       $25.177      $31.401         0
                                                                      2007       $31.401      $39.367         0
                                                                      2008       $39.367      $18.125         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2003       $10.348      $13.468         0
                                                                      2004       $13.468      $15.542         0
                                                                      2005       $15.542      $16.672         0
                                                                      2006       $16.672      $19.714         0
                                                                      2007       $19.714      $22.157         0
                                                                      2008       $22.157      $12.861         0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund--Class 2 (1)
                                                                      2003       $11.550      $12.764         0
                                                                      2004       $12.764      $14.259         0
                                                                      2005       $14.259      $13.456         0
                                                                      2006       $13.456      $14.775         0
                                                                      2007       $14.775      $15.966         0
                                                                      2008       $15.966      $16.509         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--All Value Portfolio
                                                                      2004       $10.000      $10.883         0
                                                                      2005       $10.883      $11.333         0
                                                                      2006       $11.333      $12.650         0
                                                                      2007       $12.650      $13.142         0
                                                                      2008       $13.142       $9.126         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Bond-Debenture Portfolio
                                                                      2004       $10.000      $10.335         0
                                                                      2005       $10.335      $10.194         0
                                                                      2006       $10.194      $10.852         0
                                                                      2007       $10.852      $11.218         0
                                                                      2008       $11.218       $9.006         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth and Income Portfolio
                                                                      2004       $10.000      $10.867         0
                                                                      2005       $10.867      $10.925         0
                                                                      2006       $10.925      $12.474         0
                                                                      2007       $12.474      $12.561         0
                                                                      2008       $12.561       $7.775         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Growth Opportunities Portfolio
                                                                      2004       $10.000      $11.115         0
                                                                      2005       $11.115      $11.322         0
                                                                      2006       $11.322      $11.895         0
                                                                      2007       $11.895      $14.043         0
                                                                      2008       $14.043       $8.443         0
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund--Mid-Cap Value Portfolio
                                                                      2004       $10.000      $11.089         0
                                                                      2005       $11.098      $11.694         0
                                                                      2006       $11.694      $12.779         0
                                                                      2007       $12.779      $12.512         0
                                                                      2008       $12.512       $7.387         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service Shares
                                                                      2003       $11.073      $12.969         0
                                                                      2004       $12.969      $13.863         0
                                                                      2005       $13.863      $13.994         0
                                                                      2006       $13.994      $15.105         0
                                                                      2007       $15.105      $15.217         0
                                                                      2008       $15.217       $8.353         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service Shares
                                                                      2004       $10.000      $10.083         0
                                                                      2005       $10.083      $10.047         0
                                                                      2006       $10.047      $10.265         0
                                                                      2007       $10.265      $10.401         0
                                                                      2008       $10.401       $6.169         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA--Service Shares
                                                                      2003       $10.000      $12.210         0
                                                                      2004       $12.210      $12.674         0
                                                                      2005       $12.674      $12.941         0
                                                                      2006       $12.941      $13.568         0
                                                                      2007       $13.568      $15.038         0
                                                                      2008       $15.038       $7.955         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                      2003       $10.051      $14.098         0
                                                                      2004       $14.098      $16.317         0
                                                                      2005       $16.317      $18.121         0
                                                                      2006       $18.121      $20.708         0
                                                                      2007       $20.708      $21.384         0
                                                                      2008       $21.384      $12.422         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA--Service Shares
                                                                      2003       $11.695      $12.834         0
                                                                      2004       $12.834      $13.586         0
                                                                      2005       $13.586      $13.494         0
                                                                      2006       $13.494      $14.350         0
                                                                      2007       $14.350      $13.904         0
                                                                      2008       $13.904       $2.900         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA--Service Shares
                                                                      2003       $10.431      $12.513         0
                                                                      2004       $12.513      $13.297         0
                                                                      2005       $13.297      $13.690         0
                                                                      2006       $13.690      $15.297         0
                                                                      2007       $15.297      $15.509         0
                                                                      2008       $15.509       $9.267         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                      2003       $10.680      $14.523         0
                                                                      2004       $14.523      $16.852         0
                                                                      2005       $16.852      $18.002         0
                                                                      2006       $18.002      $20.097         0
                                                                      2007       $20.097      $19.292         0
                                                                      2008       $19.292      $11.644         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares
                                                                      2003       $10.308      $12.271         0
                                                                      2004       $12.271      $14.269         0
                                                                      2005       $14.269      $15.559         0
                                                                      2006       $15.559      $15.558         0
                                                                      2007       $15.558      $16.060         0
                                                                      2008       $16.060       $7.940         0
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA--Service Shares
                                                                      2003       $11.212      $12.020         0
                                                                      2004       $12.020      $12.690         0
                                                                      2005       $12.690      $12.662         0
                                                                      2006       $12.662      $13.221         0
                                                                      2007       $13.221      $14.099         0
                                                                      2008       $14.099      $11.739         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                      2003       $10.718      $12.313         0
                                                                      2004       $12.313      $13.080         0
                                                                      2005       $13.080      $13.624         0
                                                                      2006       $13.624      $14.971         0
                                                                      2007       $14.971      $15.002         0
                                                                      2008       $15.002       $9.738         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2003       $10.958      $13.375         0
                                                                      2004       $13.375      $14.469         0
                                                                      2005       $14.469      $14.825         0
                                                                      2006       $14.825      $16.731         0
                                                                      2007       $16.731      $15.303         0
                                                                      2008       $15.303       $9.133         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB (2)
                                                                      2003       $10.201      $11.194         0
                                                                      2004       $11.194      $11.675         0
                                                                      2005       $11.675      $12.868         0
                                                                      2006       $12.868      $12.879         0
                                                                      2007       $12.879      $12.462         0
                                                                      2008       $12.462      $10.061         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                      2003       $11.828      $13.216         0
                                                                      2004       $13.216      $14.224         0
                                                                      2005       $14.224      $14.279         0
                                                                      2006       $14.279      $15.366         0
                                                                      2007       $15.366      $15.376         0
                                                                      2008       $15.376      $11.067         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                      2003       $10.325      $10.342         0
                                                                      2004       $10.342      $10.515         0
                                                                      2005       $10.515      $10.480         0
                                                                      2006       $10.480      $10.665         0
                                                                      2007       $10.665      $10.925         0
                                                                      2008       $10.925       $8.091         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2003       $10.542      $13.253         0
                                                                      2004       $13.253      $14.993         0
                                                                      2005       $14.993      $16.379         0
                                                                      2006       $16.379      $20.369         0
                                                                      2007       $20.369      $21.488         0
                                                                      2008       $21.488      $11.725         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                      2003       $10.658      $12.867         0
                                                                      2004       $12.867      $14.111         0
                                                                      2005       $14.111      $14.949         0
                                                                      2006       $14.949      $16.584         0
                                                                      2007       $16.584      $15.309         0
                                                                      2008       $15.309       $9.010         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                      2003        $9.906       $9.758         0
                                                                      2004        $9.758       $9.563         0
                                                                      2005        $9.563       $9.547         0
                                                                      2006        $9.547       $9.704         0
                                                                      2007        $9.704       $9.898         0
                                                                      2008        $9.898       $9.885         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB (2)
                                                                      2003       $10.944      $13.366         0
                                                                      2004       $13.366      $14.355         0
                                                                      2005       $14.355      $15.375         0
                                                                      2006       $15.375      $16.252         0
                                                                      2007       $16.252      $16.728         0
                                                                      2008       $16.728       $9.976         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                      2003       $11.285      $14.433         0
                                                                      2004       $14.433      $16.221         0
                                                                      2005       $16.221      $16.724         0
                                                                      2006       $16.724      $18.892         0
                                                                      2007       $18.892      $17.491         0
                                                                      2008       $17.491       $9.407         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB (2)
                                                                      2003       $10.807      $12.969         0
                                                                      2004       $12.969      $13.582         0
                                                                      2005       $13.582      $13.887         0
                                                                      2006       $13.887      $15.051         0
                                                                      2007       $15.051      $14.733         0
                                                                      2008       $14.733       $8.815         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                      2003       $10.649      $11.967         0
                                                                      2004       $11.967      $12.607         0
                                                                      2005       $12.607      $12.766         0
                                                                      2006       $12.766      $13.912         0
                                                                      2007       $13.912      $13.672         0
                                                                      2008       $13.672       $7.890         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB (2)
                                                                      2003       $11.610      $13.922         0
                                                                      2004       $13.922      $16.483         0
                                                                      2005       $16.483      $17.425         0
                                                                      2006       $17.425      $21.553         0
                                                                      2007       $21.553      $25.166         0
                                                                      2008       $25.166      $17.030         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                      2003       $10.764      $13.431         0
                                                                      2004       $13.431      $15.510         0
                                                                      2005       $15.510      $16.936         0
                                                                      2006       $16.936      $17.390         0
                                                                      2007       $17.390      $17.573         0
                                                                      2008       $17.573       $9.316         0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2003       $10.545      $12.279         0
                                                                      2004       $12.279      $12.556         0
                                                                      2005       $12.556      $12.922         0
                                                                      2006       $12.922      $13.265         0
                                                                      2007       $13.265      $13.626         0
                                                                      2008       $13.626       $8.353         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II (3)
                                                                      2004       $10.000      $11.050         0
                                                                      2005       $11.050      $11.955         0
                                                                      2006       $11.955      $12.213         0
                                                                      2007       $12.213      $13.982         0
                                                                      2008       $13.982       $7.237         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2004       $10.000      $11.262         0
                                                                      2005       $11.262      $11.416         0
                                                                      2006       $11.416      $12.899         0
                                                                      2007       $12.899      $12.265         0
                                                                      2008       $12.265       $7.665         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                      2003       $10.745      $13.226         0
                                                                      2004       $13.226      $14.695         0
                                                                      2005       $14.695      $15.699         0
                                                                      2006       $15.699      $17.727         0
                                                                      2007       $17.727      $17.692         0
                                                                      2008       $17.692      $11.676         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000       $9.789         0
                                                                      2005        $9.789       $9.763         0
                                                                      2006        $9.763       $9.903         0
                                                                      2007        $9.903      $10.069         0
                                                                      2008       $10.069       $9.979         0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                      2003        $9.898      $11.625         0
                                                                      2004       $11.625      $12.085         0
                                                                      2005       $12.085      $12.666         0
                                                                      2006       $12.666      $12.656         0
                                                                      2007       $12.656      $14.370         0
                                                                      2008       $14.370       $7.119         0
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (4)
                                                                      2003       $12.251      $13.740         0
                                                                      2004       $13.740      $14.726         0
                                                                      2005       $14.726      $16.078         0
                                                                      2006       $16.078      $17.346         0
                                                                      2007       $17.346      $17.966         0
                                                                      2008       $17.966      $14.871         0
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (4)
                                                                      2004       $10.000      $10.888         0
                                                                      2005       $10.888      $11.384         0
                                                                      2006       $11.384      $12.479         0
                                                                      2007       $12.479      $12.556         0
                                                                      2008       $12.556       $9.451         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $10.686         0
                                                                      2005       $10.686      $12.040         0
                                                                      2006       $12.040      $12.204         0
                                                                      2007       $12.204      $14.483         0
                                                                      2008       $14.483       $7.164         0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $10.661         0
                                                                      2005       $10.661      $11.987         0
                                                                      2006       $11.987      $12.117         0
                                                                      2007       $12.117      $14.350         0
                                                                      2008       $14.350       $7.076         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (4)
                                                                      2003       $10.000      $10.000         0
                                                                      2004       $10.000      $10.979         0
                                                                      2005       $10.979      $11.970         0
                                                                      2006       $11.970      $14.162         0
                                                                      2007       $14.162      $15.135         0
                                                                      2008       $15.135      $10.471         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (4)
                                                                      2006       $10.000       $9.762         0
                                                                      2007        $9.762      $11.652         0
                                                                      2008       $11.652       $6.033         0
--------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (4)
                                                                      2003       $10.000      $13.496         0
                                                                      2004       $13.496      $15.630         0
                                                                      2005       $15.630      $17.180         0
                                                                      2006       $17.180      $18.707         0
                                                                      2007       $18.707      $18.750         0
                                                                      2008       $18.750      $10.873         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I (4)(5)
                                                                      2004       $10.000      $11.226         0
                                                                      2005       $11.226      $12.275         0
                                                                      2006       $12.275      $14.426         0
                                                                      2007       $14.426      $15.145         0
                                                                      2008       $15.145       $8.657         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (4)(5)
                                                                      2004       $10.000      $11.219         0
                                                                      2005       $11.219      $12.251         0
                                                                      2006       $12.251      $14.388         0
                                                                      2007       $14.388      $15.091         0
                                                                      2008       $15.091       $8.606         0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (4)
                                                                      2003       $11.344      $14.371         0
                                                                      2004       $14.371      $19.039         0
                                                                      2005       $19.039      $21.643         0
                                                                      2006       $21.643      $29.012         0
                                                                      2007       $29.012      $23.363         0
                                                                      2008       $23.363      $14.089         0

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No
                        Withdrawal Charge Option - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earning Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, UIF Equity and Income, UIF Capital Growth, and UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

Allstate Life Insurance Company

Statement of Additional Information dated May 1, 2009

P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Putnam Allstate Advisor

   .   Putnam Allstate Advisor Plus

   .   Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2009 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                   2
The Contracts                                                          2
Calculation of Accumulation Unit Values                                3
Calculation of Variable Income Payments                                4
General Matters                                                        5
Experts                                                                6
Financial Statements                                                   6
Appendix A

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate

Distributors for the fiscal year ended December 31, 2008 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2007 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2006 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each

Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2008 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                            Mortality & Expense = 1.4



The names of the following Sub-Accounts changed since December 31, 2008. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:

Sub-Account Name as of December 31, 2008
  (as appears in the following tables
     of Accumulation Unit Values)          Sub-Account Name as of May 1,2009
----------------------------------------   -------------------------------------
Putnam VT Health Sciences Fund - Class     Putnam VT Global Health Care Fund -
IB                                         Class IB
Putnam VT Utilities Growth and Income      Putnam VT Global Utilities Fund -
Fund - Class IB                            Class IB



On February 13, 2009, the Putnam VT Capital Appreciation Fund - Class IB reorganized into the Putnam Investors Fund - Class IB; the Putnam VT Discovery Growth Fund - Class IB reorganized into the Putnam New Opportunities Fund - Class IB; the Putnam VT New Value Fund - Class IB reorganized into the Putnam Equity Income Fund - Class IB; and the Putnam VT OTC & Emerging Growth Fund - Class IB reorganized into the Putnam VT Vista Fund - Class IB. As a result, the following Sub-Accounts are no longer available for investment: Putnam VT Capital Appreciation Fund - Class IB, the Putnam VT Discovery Growth Fund - Class IB, the Putnam VT New Value Fund - Class IB and the Putnam VT OTC & Emerging Growth Fund - Class IB. However, accumulation unit values for the Sub-Accounts are included in the tables below because the Sub-Account was available as of December 31, 2008.



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2000        $10.000      $11.100       67,086
                                                                                  2001        $11.100      $11.661      545,358
                                                                                  2002        $11.661      $12.517    1,246,559
                                                                                  2003        $12.517      $12.534    1,021,120
                                                                                  2004        $12.534      $12.687      800,505
                                                                                  2005        $12.687      $12.679      746,275
                                                                                  2006        $12.679      $12.905      731,997
                                                                                  2007        $12.905      $13.787      662,616
                                                                                  2008        $13.787      $13.635      558,137
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2000        $10.000       $9.128       25,640
                                                                                  2001         $9.128       $7.748      147,254
                                                                                  2002         $7.748       $5.932      291,171
                                                                                  2003         $5.932       $7.299      322,029
                                                                                  2004         $7.299       $8.255      308,910
                                                                                  2005         $8.255       $8.781      321,258
                                                                                  2006         $8.781       $9.725      306,463
                                                                                  2007         $9.725       $8.922      269,359
                                                                                  2008         $8.922       $5.420      228,133
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.919       20,420
                                                                                  2004        $12.919      $15.047       41,216
                                                                                  2005        $15.047      $16.344       65,113
                                                                                  2006        $16.344      $18.568       68,646
                                                                                  2007        $18.568      $16.558       87,812
                                                                                  2008        $16.558      $10.582       71,292
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2000        $10.000       $7.310       43,110
                                                                                  2001         $7.310       $4.988      241,675
                                                                                  2002         $4.988       $3.464      705,789
                                                                                  2003         $3.464       $4.508      762,703
                                                                                  2004         $4.508       $4.782      730,582
                                                                                  2005         $4.782       $5.056      596,170
                                                                                  2006         $5.056       $5.538      532,806
                                                                                  2007         $5.538       $6.023      460,424
                                                                                  2008         $6.023       $3.367      368,031

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                            Mortality & Expense = 1.4



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  1999        $10.000       $9.856      408,577
                                                                                  2000         $9.856       $9.702      960,138
                                                                                  2001         $9.702       $9.902    1,166,848
                                                                                  2002         $9.902      $10.339    1,243,664
                                                                                  2003        $10.339      $12.239    1,171,279
                                                                                  2004        $12.239      $13.178    1,100,038
                                                                                  2005        $13.178      $13.390    1,030,397
                                                                                  2006        $13.390      $14.034      946,956
                                                                                  2007        $14.034      $14.408      747,462
                                                                                  2008        $14.408       $9.829      554,119
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.037       96,591
                                                                                  2004        $12.037      $13.271      253,970
                                                                                  2005        $13.271      $13.806      310,858
                                                                                  2006        $13.806      $16.179      323,901
                                                                                  2007        $16.179      $16.459      324,966
                                                                                  2008        $16.459      $11.175      283,682
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  1999        $10.000       $9.290      487,965
                                                                                  2000         $9.290      $10.041    1,158,069
                                                                                  2001        $10.041       $9.945    1,814,381
                                                                                  2002         $9.945       $8.948    2,264,489
                                                                                  2003         $8.948      $10.326    2,284,482
                                                                                  2004        $10.326      $11.018    2,067,969
                                                                                  2005        $11.018      $11.298    1,870,739
                                                                                  2006        $11.298      $12.469    1,604,374
                                                                                  2007        $12.469      $12.410    1,260,998
                                                                                  2008        $12.410       $7.253      963,795
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  1999        $10.000      $10.687       44,565
                                                                                  2000        $10.687      $10.025      160,395
                                                                                  2001        $10.025       $9.043      223,097
                                                                                  2002         $9.043       $7.800      309,529
                                                                                  2003         $7.800       $9.374      298,541
                                                                                  2004         $9.374      $10.085      292,344
                                                                                  2005        $10.085      $10.638      299,982
                                                                                  2006        $10.638      $11.838      332,571
                                                                                  2007        $11.838      $12.014      326,416
                                                                                  2008        $12.014       $7.899      311,511

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                            Mortality & Expense = 1.4



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  1999        $10.000      $15.649      274,617
                                                                                  2000        $15.649      $10.840    1,013,826
                                                                                  2001        $10.840       $7.506    1,431,929
                                                                                  2002         $7.506       $5.744    1,448,984
                                                                                  2003         $5.744       $7.319    1,363,310
                                                                                  2004         $7.319       $8.203    1,214,915
                                                                                  2005         $8.203       $8.799    1,069,065
                                                                                  2006         $8.799      $10.691      978,445
                                                                                  2007        $10.691      $11.491      865,670
                                                                                  2008        $11.491       $6.192      676,956
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  1999        $10.000       $9.162    3,225,308
                                                                                  2000         $9.162       $9.751    7,073,174
                                                                                  2001         $9.751       $8.999    9,530,034
                                                                                  2002         $8.999       $7.188    9,845,294
                                                                                  2003         $7.188       $9.028    9,388,575
                                                                                  2004         $9.028       $9.891    8,631,919
                                                                                  2005         $9.891      $10.263    7,726,242
                                                                                  2006        $10.263      $11.730    6,541,834
                                                                                  2007        $11.730      $10.866    5,279,523
                                                                                  2008        $10.866       $6.568    4,065,399
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2000        $10.000       $7.424      431,626
                                                                                  2001         $7.424       $4.970      855,862
                                                                                  2002         $4.970       $3.455      932,040
                                                                                  2003         $3.455       $4.192       45,531
                                                                                  2004         $4.192       $4.206      863,324
                                                                                  2005         $4.206       $4.317      772,359
                                                                                  2006         $4.317       $4.621      690,634
                                                                                  2007         $4.621       $4.802      586,549
                                                                                  2008         $4.802       $2.951      482,957
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  1999        $10.000      $10.586      293,891
                                                                                  2000        $10.586      $14.509      960,998
                                                                                  2001        $14.509      $11.479    1,399,881
                                                                                  2002        $11.479       $9.015    1,384,015
                                                                                  2003         $9.015      $10.524    1,243,471
                                                                                  2004        $10.524      $11.116    1,140,514
                                                                                  2005        $11.116      $12.407    1,064,361
                                                                                  2006        $12.407      $12.576      934,825
                                                                                  2007        $12.576      $12.324      702,313
                                                                                  2008        $12.324      $10.077      580,648
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  1999        $10.000       $9.924      223,608
                                                                                  2000         $9.924       $8.953      505,686
                                                                                  2001         $8.953       $9.149      771,655
                                                                                  2002         $9.149       $8.956      984,194
                                                                                  2003         $8.956      $11.174    1,106,312
                                                                                  2004        $11.174      $12.179      989,163
                                                                                  2005        $12.179      $12.381      835,424
                                                                                  2006        $12.381      $13.493      685,543
                                                                                  2007        $13.493      $13.674      548,057
                                                                                  2008        $13.674       $9.968      352,602

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                            Mortality & Expense = 1.4



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  1999        $10.000       $9.704      271,083
                                                                                  2000         $9.704      $10.315      648,170
                                                                                  2001        $10.315      $10.911    1,811,443
                                                                                  2002        $10.911      $11.607    2,454,315
                                                                                  2003        $11.607      $11.951    2,280,940
                                                                                  2004        $11.951      $12.306    2,096,369
                                                                                  2005        $12.306      $12.421    1,894,762
                                                                                  2006        $12.421      $12.801    1,650,827
                                                                                  2007        $12.801      $13.280    1,441,447
                                                                                  2008        $13.280       $9.961    1,029,466
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  1999        $10.000      $14.412      429,465
                                                                                  2000        $14.412      $12.852    1,472,538
                                                                                  2001        $12.852      $10.059    2,065,505
                                                                                  2002        $10.059       $8.166    2,256,678
                                                                                  2003         $8.166      $10.349    2,123,631
                                                                                  2004        $10.349      $11.856    1,968,395
                                                                                  2005        $11.856      $13.117    1,817,743
                                                                                  2006        $13.117      $16.519    1,589,059
                                                                                  2007        $16.519      $17.649    1,297,797
                                                                                  2008        $17.649       $9.753    1,078,016
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  1999        $10.000      $10.957      136,651
                                                                                  2000        $10.957      $10.948      463,946
                                                                                  2001        $10.948       $8.548      619,238
                                                                                  2002         $8.548       $7.268      654,974
                                                                                  2003         $7.268       $9.878      600,031
                                                                                  2004         $9.878      $11.783      698,621
                                                                                  2005        $11.783      $13.257      711,977
                                                                                  2006        $13.257      $16.631      741,586
                                                                                  2007        $16.631      $17.546      618,356
                                                                                  2008        $17.546       $9.338      486,334
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  1999        $10.000      $18.116      133,941
                                                                                  2000        $18.116      $10.956      621,327
                                                                                  2001        $10.956       $7.704      730,266
                                                                                  2002         $7.704       $6.561      718,444
                                                                                  2003         $6.561       $8.617      704,350
                                                                                  2004         $8.617       $9.631      678,935
                                                                                  2005         $9.631      $11.240      700,405
                                                                                  2006        $11.240      $13.979      676,169
                                                                                  2007        $13.979      $15.604      575,797
                                                                                  2008        $15.604       $8.849      471,694

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                            Mortality & Expense = 1.4



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  1999        $10.000      $12.155    1,309,524
                                                                                  2000        $12.155       $9.752    3,487,766
                                                                                  2001         $9.752       $7.232    4,531,677
                                                                                  2002         $7.232       $5.429    4,272,950
                                                                                  2003         $5.429       $6.805    3,939,536
                                                                                  2004         $6.805       $7.558    3,555,395
                                                                                  2005         $7.558       $8.109    3,176,976
                                                                                  2006         $8.109       $9.110    2,783,426
                                                                                  2007         $9.110       $8.518    2,269,132
                                                                                  2008         $8.518       $5.077    1,746,130
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.788       36,343
                                                                                  2004        $12.788      $14.557       94,225
                                                                                  2005        $14.557      $16.139      156,676
                                                                                  2006        $16.139      $18.311      169,273
                                                                                  2007        $18.311      $18.359      136,221
                                                                                  2008        $18.359      $10.349      103,021
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  1999        $10.000      $10.221      386,731
                                                                                  2000        $10.221      $10.666      698,651
                                                                                  2001        $10.666      $10.912    1,736,764
                                                                                  2002        $10.912      $10.887    1,454,437
                                                                                  2003        $10.887      $10.789    1,108,240
                                                                                  2004        $10.789      $10.708      721,523
                                                                                  2005        $10.708      $18.826      549,700
                                                                                  2006        $10.826      $11.144      613,196
                                                                                  2007        $11.144      $11.512      622,474
                                                                                  2008        $11.512      $11.643      898,314
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  1999        $10.000      $15.676      730,176
                                                                                  2000        $15.676      $11.407    2,476,574
                                                                                  2001        $11.407       $7.857    3,071,223
                                                                                  2002         $7.857       $5.383    2,913,131
                                                                                  2003         $5.383       $7.029    2,697,958
                                                                                  2004         $7.029       $7.645    2,412,584
                                                                                  2005         $7.645       $8.292    2,155,060
                                                                                  2006         $8.292       $8.877    1,859,625
                                                                                  2007         $8.877       $9.254    1,497,985
                                                                                  2008         $9.254       $5.589    1,251,157
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  1999        $10.000       $8.786      137,044
                                                                                  2000         $8.786      $10.602      383,895
                                                                                  2001        $10.602      $10.800    1,056,270
                                                                                  2002        $10.800       $8.987    1,273,094
                                                                                  2003         $8.987      $11.739    1,308,533
                                                                                  2004        $11.739      $13.361    1,331,832
                                                                                  2005        $13.361      $13.950    1,280,368
                                                                                  2006        $13.950      $15.959    1,145,818
                                                                                  2007        $15.959      $14.965      940,452
                                                                                  2008        $14.965       $8.151      692,059

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                            Mortality & Expense = 1.4



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  1999        $10.000      $19.817      181,669
                                                                                  2000        $19.817       $9.556    1,187,439
                                                                                  2001         $9.556       $5.116    1,609,323
                                                                                  2002         $5.116       $3.419    1,578,374
                                                                                  2003         $3.419       $4.575    1,541,075
                                                                                  2004         $4.575       $4.896    1,419,009
                                                                                  2005         $4.896       $5.207    1,251,250
                                                                                  2006         $5.207       $5.771    1,118,305
                                                                                  2007         $5.771       $6.412      999,565
                                                                                  2008         $6.412       $3.436      853,538
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  1999        $10.000      $11.586      369,070
                                                                                  2000        $11.586      $11.198    1,043,092
                                                                                  2001        $11.198       $8.961    1,713,705
                                                                                  2002         $8.961       $6.873    2,014,780
                                                                                  2003         $6.873       $8.494    1,891,219
                                                                                  2004         $8.494       $9.008    1,682,537
                                                                                  2005         $9.008       $9.327    1,534,506
                                                                                  2006         $9.327      $10.237    1,281,249
                                                                                  2007        $10.237      $10.150    1,046,198
                                                                                  2008        $10.150       $6.150      798,165
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  1999        $10.000      $10.291      140,296
                                                                                  2000        $10.291      $12.628      364,310
                                                                                  2001        $12.628      $14.708      749,880
                                                                                  2002        $14.708      $11.852    1,066,526
                                                                                  2003        $11.852      $17.488      968,407
                                                                                  2004        $17.488      $21.764      860,790
                                                                                  2005        $21.764      $22.969      788,814
                                                                                  2006        $22.969      $26.565      666,605
                                                                                  2007        $26.565      $22.860      524,794
                                                                                  2008        $22.860      $13.668      373,973
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  1999        $10.000       $9.976      153,652
                                                                                  2000         $9.976      $11.560      410,920
                                                                                  2001        $11.560       $8.854      724,095
                                                                                  2002         $8.854       $6.627      660,850
                                                                                  2003         $6.627       $8.156      625,397
                                                                                  2004         $8.156       $9.779      583,250
                                                                                  2005         $9.779      $10.469      574,863
                                                                                  2006        $10.469      $13.114      507,164
                                                                                  2007        $13.114      $15.508      429,408
                                                                                  2008        $15.508      $10.628      342,175

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                            Mortality & Expense = 1.4



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  1999        $10.000      $14.074      202,009
                                                                                  2000        $14.074      $13.310      990,942
                                                                                  2001        $13.310       $8.726    1,555,754
                                                                                  2002         $8.726       $5.971    1,545,783
                                                                                  2003         $5.971       $7.840    1,538,521
                                                                                  2004         $7.840       $9.169    1,395,130
                                                                                  2005         $9.169      $10.139    1,272,402
                                                                                  2006        $10.139      $10.543    1,085,378
                                                                                  2007        $10.543      $10.790      818,108
                                                                                  2008        $10.790       $5.793      641,158
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  1999        $10.000      $14.311    1,752,111
                                                                                  2000        $14.311      $11.778    4,697,679
                                                                                  2001        $11.778       $9.010    5,836,744
                                                                                  2002         $9.010       $6.527    5,964,030
                                                                                  2003         $6.527       $8.038    5,806,389
                                                                                  2004         $8.038       $8.325    5,209,036
                                                                                  2005         $8.325       $8.676    4,493,399
                                                                                  2006         $8.676       $9.020    3,665,401
                                                                                  2007         $9.020       $9.384    2,922,787
                                                                                  2008         $9.384       $5.826    2,292,785



* The Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts as of April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, the Putnam VT Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.45



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                  December 31    of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000       $6.410      71,467
                                                                                  2002         $6.410       $6.877     292,460
                                                                                  2003         $6.877       $6.883     259,580
                                                                                  2004         $6.883       $6.963     219,045
                                                                                  2005         $6.963       $6.955     194,932
                                                                                  2006         $6.955       $7.076     126,629
                                                                                  2007         $7.076       $7.556     114,437
                                                                                  2008         $7.556       $7.468      96,661
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.752      25,282
                                                                                  2002         $7.752       $5.932      42,412
                                                                                  2003         $5.932       $7.296      37,413
                                                                                  2004         $7.296       $8.247      36,044
                                                                                  2005         $8.247       $8.768      29,848
                                                                                  2006         $8.768       $9.706      22,307
                                                                                  2007         $9.706       $8.900      20,709
                                                                                  2008         $8.900       $5.403      11,622
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.915         980
                                                                                  2004        $12.915      $15.034       1,806
                                                                                  2005        $15.034      $16.322       4,229
                                                                                  2006        $16.322      $18.533       2,635
                                                                                  2007        $18.533      $16.519       3,429
                                                                                  2008        $16.519      $10.551       1,771
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $4.991      14,873
                                                                                  2002         $4.991       $3.464     110,635
                                                                                  2003         $3.464       $4.506      97,067
                                                                                  2004         $4.506       $4.777      96,153
                                                                                  2005         $4.777       $5.049      71,227
                                                                                  2006         $5.049       $5.527      47,987
                                                                                  2007         $5.527       $6.008      49,803
                                                                                  2008         $6.008       $3.357      42,443

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.45



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                  December 31    of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000       $9.928      17,897
                                                                                  2002         $9.928      $10.362      37,038
                                                                                  2003        $10.362      $12.260      58,057
                                                                                  2004        $12.260      $13.194      42,391
                                                                                  2005        $13.194      $13.399      39,754
                                                                                  2006        $13.399      $14.037      49,835
                                                                                  2007        $14.037      $14.403      56,195
                                                                                  2008        $14.403       $9.820      32,880
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.033      11,721
                                                                                  2004        $12.033      $13.260      25,857
                                                                                  2005        $13.260      $13.787      39,894
                                                                                  2006        $13.787      $16.149      42,374
                                                                                  2007        $16.149      $16.421      42,803
                                                                                  2008        $16.421      $11.143      37,387
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000       $9.972      38,848
                                                                                  2002         $9.972       $8.968     110,078
                                                                                  2003         $8.968      $10.344     172,602
                                                                                  2004        $10.344      $11.031     197,528
                                                                                  2005        $11.031      $11.306     202,640
                                                                                  2006        $11.306      $12.471     193,000
                                                                                  2007        $12.471      $12.406     175,796
                                                                                  2008        $12.406       $7.247     133,501
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $9.067      12,674
                                                                                  2002         $9.067       $7.817      18,914
                                                                                  2003         $7.817       $9.390      23,928
                                                                                  2004         $9.390      $10.097      26,244
                                                                                  2005        $10.097      $10.645      47,667
                                                                                  2006        $10.645      $11.840      49,740
                                                                                  2007        $11.840      $12.010      45,616
                                                                                  2008        $12.010       $7.892      32,798
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $7.527      44,241
                                                                                  2002         $7.527       $5.756      80,208
                                                                                  2003         $5.756       $7.331      90,529
                                                                                  2004         $7.331       $8.213      93,757
                                                                                  2005         $8.213       $8.805      86,999
                                                                                  2006         $8.805      $10.693      79,836
                                                                                  2007        $10.693      $11.488      74,067
                                                                                  2008        $11.488       $6.187      53,484

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.45



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                  December 31    of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.023     394,607
                                                                                  2002         $9.023       $7.204     668,993
                                                                                  2003         $7.204       $9.044     670,055
                                                                                  2004         $9.044       $9.903     605,453
                                                                                  2005         $9.903      $10.270     497,059
                                                                                  2006        $10.270      $11.732     456,775
                                                                                  2007        $11.732      $10.863     382,197
                                                                                  2008        $10.863       $6.562     268,671
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.978      35,084
                                                                                  2002         $4.978       $3.459      80,490
                                                                                  2003         $3.459       $4.195      83,694
                                                                                  2004         $4.195       $4.206     116,632
                                                                                  2005         $4.206       $4.315     100,640
                                                                                  2006         $4.315       $4.617      85,504
                                                                                  2007         $4.617       $4.795      80,134
                                                                                  2008         $4.795       $2.945      32,351
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000      $11.510      39,706
                                                                                  2002        $11.510       $9.035      66,809
                                                                                  2003         $9.035      $10.542      64,051
                                                                                  2004        $10.542      $11.129      61,510
                                                                                  2005        $11.129      $12.416      49,618
                                                                                  2006        $12.416      $12.578      39,780
                                                                                  2007        $12.578      $12.320      30,537
                                                                                  2008        $12.320      $10.068      31,440
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.174      12,541
                                                                                  2002         $9.174       $8.975      36,749
                                                                                  2003         $8.975      $11.193      62,153
                                                                                  2004        $11.193      $12.193      61,630
                                                                                  2005        $12.193      $12.389      52,976
                                                                                  2006        $12.389      $13.495      43,868
                                                                                  2007        $13.495      $13.670      30,965
                                                                                  2008        $13.670       $9.960      20,426
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $10.941     107,691
                                                                                  2002        $10.941      $11.633     212,377
                                                                                  2003        $11.633      $11.971     221,236
                                                                                  2004        $11.971      $12.321     202,838
                                                                                  2005        $12.321      $12.429     176,154
                                                                                  2006        $12.429      $12.803     171,687
                                                                                  2007        $12.803      $13.276     172,184
                                                                                  2008        $13.276       $9.953     117,213

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.45



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                  December 31    of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000      $10.087      90,053
                                                                                  2002        $10.087       $8.184     204,811
                                                                                  2003         $8.184      $10.366         181
                                                                                  2004        $10.366      $11.870     174,048
                                                                                  2005        $11.870      $13.126     148,516
                                                                                  2006        $13.126      $16.522     135,486
                                                                                  2007        $16.522      $17.643     123,991
                                                                                  2008        $17.643       $9.745      99,338
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.571      13,201
                                                                                  2002         $8.571       $7.284      43,240
                                                                                  2003         $7.284       $9.895      36,631
                                                                                  2004         $9.895      $11.797      34,920
                                                                                  2005        $11.797      $13.266      60,526
                                                                                  2006        $13.266      $16.634      59,780
                                                                                  2007        $16.634      $17.540      58,397
                                                                                  2008        $17.540       $9.330      30,054
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $7.725      12,893
                                                                                  2002         $7.725       $6.575      25,329
                                                                                  2003         $6.575       $8.632      26,859
                                                                                  2004         $8.632       $9.642      30,862
                                                                                  2005         $9.642      $11.248      32,194
                                                                                  2006        $11.248      $13.982      26,417
                                                                                  2007        $13.982      $15.598      27,470
                                                                                  2008        $15.598       $8.842      20,688
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $7.252     141,430
                                                                                  2002         $7.252       $5.441     229,074
                                                                                  2003         $5.441       $6.817     210,629
                                                                                  2004         $6.817       $7.567     199,824
                                                                                  2005         $7.567       $8.115     186,540
                                                                                  2006         $8.115       $9.112     180,779
                                                                                  2007         $9.112       $8.515     147,882
                                                                                  2008         $8.515       $5.073      84,031
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.784       3,317
                                                                                  2004        $12.784      $14.544       4,243
                                                                                  2005        $14.544      $16.177      24,730
                                                                                  2006        $16.117      $18.277      26,601
                                                                                  2007        $18.277      $18.315      20,915
                                                                                  2008        $18.315      $10.319      12,164

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.45



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                  December 31    of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.941      88,672
                                                                                  2002        $10.941      $10.911     146,090
                                                                                  2003        $10.911      $10.807      37,399
                                                                                  2004        $10.807      $10.721      43,069
                                                                                  2005        $10.721      $10.833      38,034
                                                                                  2006        $10.833      $11.146      37,405
                                                                                  2007        $11.146      $11.508      61,454
                                                                                  2008        $11.508      $11.633     101,806
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $7.878      88,262
                                                                                  2002         $7.878       $5.395     174,917
                                                                                  2003         $5.395       $7.041     178,066
                                                                                  2004         $7.041       $7.654     149,156
                                                                                  2005         $7.654       $8.298     127,151
                                                                                  2006         $8.298       $8.878     103,366
                                                                                  2007         $8.878       $9.251      81,363
                                                                                  2008         $9.251       $5.584      67,671
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $10.829      60,068
                                                                                  2002        $10.829       $9.007     126,282
                                                                                  2003         $9.007      $11.759     125,055
                                                                                  2004        $11.759      $13.376     133,373
                                                                                  2005        $13.376      $13.960     132,984
                                                                                  2006        $13.960      $15.961     125,625
                                                                                  2007        $15.961      $14.960     100,469
                                                                                  2008        $14.960       $8.144      75,168
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $5.130      54,129
                                                                                  2002         $5.130       $3.427     102,887
                                                                                  2003         $3.427       $4.583      92,689
                                                                                  2004         $4.583       $4.902      71,632
                                                                                  2005         $4.902       $5.211      49,594
                                                                                  2006         $5.211       $5.772      34,294
                                                                                  2007         $5.772       $6.410      26,883
                                                                                  2008         $6.410       $3.433      15,630
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $8.985     102,915
                                                                                  2002         $8.895       $6.889     188,234
                                                                                  2003         $6.889       $8.508     184,497
                                                                                  2004         $8.508       $9.019     174,065
                                                                                  2005         $9.019       $9.334     159,339
                                                                                  2006         $9.334      $10.239     128,882
                                                                                  2007        $10.239      $10.146     117,428
                                                                                  2008        $10.146       $6.145      94,743

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.45



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                  December 31    of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $14.748      38,536
                                                                                  2002        $14.748      $11.878      90,963
                                                                                  2003        $11.878      $17.518      94,706
                                                                                  2004        $17.518      $21.790      94,273
                                                                                  2005        $21.790      $22.985      78,226
                                                                                  2006        $22.985      $26.570      66,557
                                                                                  2007        $26.570      $22.852      47,314
                                                                                  2008        $22.852      $13.656      34,939
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.877      29,134
                                                                                  2002         $8.877       $6.641      51,955
                                                                                  2003         $6.641       $8.170      60,513
                                                                                  2004         $8.170       $9.791      72,550
                                                                                  2005         $9.791      $10.476      60,631
                                                                                  2006        $10.476      $13.116      57,303
                                                                                  2007        $13.116      $15.503      45,565
                                                                                  2008        $15.503      $10.619      39,891
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $8.750      37,145
                                                                                  2002         $8.750       $5.984      79,201
                                                                                  2003         $5.984       $7.853      96,540
                                                                                  2004         $7.853       $9.180      93,254
                                                                                  2005         $9.180      $10.146      59,494
                                                                                  2006        $10.146      $10.544      62,000
                                                                                  2007        $10.544      $10.786      49,980
                                                                                  2008        $10.786       $5.788      38,116
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $9.034     170,118
                                                                                  2002         $9.034       $6.541     353,615
                                                                                  2003         $6.541       $8.052     388,245
                                                                                  2004         $8.052       $8.335     359,475
                                                                                  2005         $8.335       $8.682     299,609
                                                                                  2006         $8.682       $9.021     254,985
                                                                                  2007         $9.021       $9.380     210,752
                                                                                  2008         $9.380       $5.821     173,421



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000       $6.403       34,248
                                                                                  2002         $6.403       $6.859       81,001
                                                                                  2003         $6.859       $6.855       77,353
                                                                                  2004         $6.855       $6.924       73,884
                                                                                  2005         $6.924       $6.906       62,969
                                                                                  2006         $6.906       $7.015       49,456
                                                                                  2007         $7.015       $7.479       37,224
                                                                                  2008         $7.479       $7.382       26,190
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.744        4,196
                                                                                  2002         $7.744       $5.917        6,780
                                                                                  2003         $5.917       $7.266        7,814
                                                                                  2004         $7.266       $8.201        6,974
                                                                                  2005         $8.201       $8.706        6,812
                                                                                  2006         $8.706       $9.623        6,659
                                                                                  2007         $9.623       $8.810        6,504
                                                                                  2008         $8.810       $5.341        6,803
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.902            0
                                                                                  2004        $12.902      $14.996            0
                                                                                  2005        $14.996      $16.256            0
                                                                                  2006        $16.256      $18.430            0
                                                                                  2007        $18.430      $16.402            0
                                                                                  2008        $16.402      $10.461            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $4.986        4,419
                                                                                  2002         $4.986       $3.455        6,217
                                                                                  2003         $3.455       $4.488        5,391
                                                                                  2004         $4.488       $4.750        5,068
                                                                                  2005         $4.750       $5.013        2,302
                                                                                  2006         $5.013       $5.479          385
                                                                                  2007         $5.479       $5.947          350
                                                                                  2008         $5.947       $3.318          312

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000       $9.918       16,310
                                                                                  2002         $9.918      $10.336       33,444
                                                                                  2003        $10.336      $12.210       33,715
                                                                                  2004        $12.210      $13.120       27,397
                                                                                  2005        $13.120      $13.304       31,071
                                                                                  2006        $13.304      $13.916       25,495
                                                                                  2007        $13.916      $14.258       20,303
                                                                                  2008        $14.258       $9.706       17,097
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.020            8
                                                                                  2004        $12.020      $13.226        9,209
                                                                                  2005        $13.226      $13.732        9,319
                                                                                  2006        $13.732      $16.059       13,968
                                                                                  2007        $16.059      $16.304       12,825
                                                                                  2008        $16.304      $11.047       12,068
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000       $9.962       47,948
                                                                                  2002         $9.962       $8.945       73,779
                                                                                  2003         $8.945      $10.302       89,636
                                                                                  2004        $10.302      $10.969       87,126
                                                                                  2005        $10.969      $11.226       88,940
                                                                                  2006        $11.226      $12.364       82,356
                                                                                  2007        $12.364      $12.281       76,491
                                                                                  2008        $12.281       $7.163       66,324
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $9.058        2,306
                                                                                  2002         $9.058       $7.797        2,937
                                                                                  2003         $7.797       $9.352        3,141
                                                                                  2004         $9.352      $10.041        4,392
                                                                                  2005        $10.041      $10.570        6,827
                                                                                  2006        $10.570      $11.738        6,532
                                                                                  2007        $11.738      $11.889        5,513
                                                                                  2008        $11.889       $7.800        4,575
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $7.519       60,177
                                                                                  2002         $7.519       $5.742       55,543
                                                                                  2003         $5.742       $7.301       56,221
                                                                                  2004         $7.301       $8.167       47,896
                                                                                  2005         $8.167       $8.743       45,470
                                                                                  2006         $8.743      $10.601       43,980
                                                                                  2007        $10.601      $11.371       43,494
                                                                                  2008        $11.371       $6.115       36,859

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.014      202,440
                                                                                  2002         $9.014       $7.186      287,312
                                                                                  2003         $7.186       $9.007      267,368
                                                                                  2004         $9.007       $9.848      248,925
                                                                                  2005         $9.848      $10.197      229,193
                                                                                  2006        $10.197      $11.631      207,019
                                                                                  2007        $11.631      $10.753      185,835
                                                                                  2008        $10.753       $6.486      151,274
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.973       19,491
                                                                                  2002         $4.973       $3.450       24,337
                                                                                  2003         $3.450       $4.178       21,287
                                                                                  2004         $4.178       $4.182       15,731
                                                                                  2005         $4.182       $4.285       12,685
                                                                                  2006         $4.285       $4.577        7,952
                                                                                  2007         $4.577       $4.747        7,525
                                                                                  2008         $4.747       $2.911        2,125
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000      $11.498        7,851
                                                                                  2002        $11.498       $9.012       12,674
                                                                                  2003         $9.012      $10.499       11,600
                                                                                  2004        $10.499      $11.067        9,417
                                                                                  2005        $11.067      $12.328        8,599
                                                                                  2006        $12.328      $12.470       15,005
                                                                                  2007        $12.470      $12.196       14,150
                                                                                  2008        $12.196       $9.951       12,317
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.164        5,552
                                                                                  2002         $9.164       $8.952       28,840
                                                                                  2003         $8.952      $11.147        3,982
                                                                                  2004        $11.147      $12.126       29,446
                                                                                  2005        $12.126      $12.301       17,762
                                                                                  2006        $12.301      $13.379        8,836
                                                                                  2007        $13.379      $13.532        7,711
                                                                                  2008        $13.532       $9.844        6,310
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $10.930       97,768
                                                                                  2002        $10.930      $11.603      145,489
                                                                                  2003        $11.603      $11.923      144,194
                                                                                  2004        $11.923      $12.252      123,959
                                                                                  2005        $12.252      $12.341      118,411
                                                                                  2006        $12.341      $12.693       99,102
                                                                                  2007        $12.693      $13.141      107,093
                                                                                  2008        $13.141       $9.837       90,516

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000      $10.076       26,815
                                                                                  2002        $10.076       $8.163       59,992
                                                                                  2003         $8.163      $10.324       56,837
                                                                                  2004        $10.324      $11.804       49,613
                                                                                  2005        $11.804      $13.033       44,803
                                                                                  2006        $13.033      $16.380       35,519
                                                                                  2007        $16.380      $17.465       29,519
                                                                                  2008        $17.465       $9.632       26,574
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.562        7,651
                                                                                  2002         $8.562       $7.265       11,666
                                                                                  2003         $7.265       $9.855        7,490
                                                                                  2004         $9.855      $11.731        5,916
                                                                                  2005        $11.731      $13.172       10,319
                                                                                  2006        $13.172      $16.491       11,544
                                                                                  2007        $16.491      $17.363       10,839
                                                                                  2008        $17.363       $9.222        9,484
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $7.717        2,075
                                                                                  2002         $7.717       $6.559        1,639
                                                                                  2003         $6.559       $8.597          348
                                                                                  2004         $8.597       $9.588          299
                                                                                  2005         $9.588      $11.168          299
                                                                                  2006        $11.168      $13.862          299
                                                                                  2007        $13.862      $15.441          299
                                                                                  2008        $15.441       $8.739          299
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $7.245       60,610
                                                                                  2002         $7.245       $5.427       76,770
                                                                                  2003         $5.427       $6.789       70,499
                                                                                  2004         $6.789       $7.525       62,676
                                                                                  2005         $7.525       $8.057       57,170
                                                                                  2006         $8.057       $9.033       51,884
                                                                                  2007         $9.033       $8.429       48,032
                                                                                  2008         $8.429       $5.014       33,772
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.771        1,500
                                                                                  2004        $12.771      $14.507          681
                                                                                  2005        $14.507      $16.052        3,938
                                                                                  2006        $16.052      $18.176        3,889
                                                                                  2007        $18.176      $18.185        3,219
                                                                                  2008        $18.185      $10.230        3,009

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.930       18,244
                                                                                  2002        $10.930      $10.884       40,538
                                                                                  2003        $10.884      $10.763       12,470
                                                                                  2004        $10.763      $10.661        7,409
                                                                                  2005        $10.661      $10.756            3
                                                                                  2006        $10.756      $11.050        9,521
                                                                                  2007        $11.050      $11.392        8,796
                                                                                  2008        $11.392      $11.498        8,362
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $7.870       28,286
                                                                                  2002         $7.870       $5.381       48,952
                                                                                  2003         $5.381       $7.012       39,799
                                                                                  2004         $7.012       $7.612       38,606
                                                                                  2005         $7.612       $8.239       36,585
                                                                                  2006         $8.239       $8.802       27,442
                                                                                  2007         $8.802       $9.157       26,855
                                                                                  2008         $9.157       $5.519       21,843
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $10.818       25,455
                                                                                  2002        $10.818       $8.984       56,903
                                                                                  2003         $8.984      $11.711       53,485
                                                                                  2004        $11.711      $13.302       51,223
                                                                                  2005        $13.302      $13.861       58,478
                                                                                  2006        $13.861      $15.824       55,987
                                                                                  2007        $15.824      $14.808       42,388
                                                                                  2008        $14.808       $8.049       37,780
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $5.125       11,006
                                                                                  2002         $5.125       $3.418       20,605
                                                                                  2003         $3.418       $4.564       17,041
                                                                                  2004         $4.564       $4.875       16,969
                                                                                  2005         $4.875       $5.174       12,514
                                                                                  2006         $5.174       $5.723       12,164
                                                                                  2007         $5.723       $6.345       10,257
                                                                                  2008         $6.345       $3.393        8,876
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $8.976       53,260
                                                                                  2002         $8.976       $6.871       81,751
                                                                                  2003         $6.871       $8.473       77,529
                                                                                  2004         $8.473       $8.968       68,075
                                                                                  2005         $8.968       $9.268       65,231
                                                                                  2006         $9.268      $10.151       52,405
                                                                                  2007        $10.151      $10.044       49,558
                                                                                  2008        $10.044       $6.074       32,781

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $14.733        6,306
                                                                                  2002        $14.733      $11.848       30,539
                                                                                  2003        $11.848      $17.447       30,622
                                                                                  2004        $17.447      $21.668       32,695
                                                                                  2005        $21.668      $22.822       29,074
                                                                                  2006        $22.822      $26.342       19,914
                                                                                  2007        $26.342      $22.621       11,923
                                                                                  2008        $22.621      $13.497       11,487
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.868       21,900
                                                                                  2002         $8.868       $6.624       23,352
                                                                                  2003         $6.624       $8.137       14,453
                                                                                  2004         $8.137       $9.736       12,937
                                                                                  2005         $9.736      $10.402       10,690
                                                                                  2006        $10.402      $13.003        9,041
                                                                                  2007        $13.003      $15.346        8,386
                                                                                  2008        $15.346      $10.496        2,339
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $8.741       22,664
                                                                                  2002         $8.741       $5.969       27,946
                                                                                  2003         $5.969       $7.821       22,759
                                                                                  2004         $7.821       $9.128       21,914
                                                                                  2005         $9.128      $10.074       20,741
                                                                                  2006        $10.074      $10.454       15,145
                                                                                  2007        $10.454      $10.677       14,326
                                                                                  2008        $10.677       $5.721       12,824
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $9.025      162,355
                                                                                  2002         $9.025       $6.524      170,627
                                                                                  2003         $6.524       $8.019      161,054
                                                                                  2004         $8.019       $8.288      156,124
                                                                                  2005         $8.288       $8.620      141,404
                                                                                  2006         $8.620       $8.944      111,914
                                                                                  2007         $8.944       $9.286      100,010
                                                                                  2008         $9.286       $5.753       88,404



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000       $6.391      64,358
                                                                                  2002         $6.391       $6.847     187,268
                                                                                  2003         $6.847       $6.842     215,851
                                                                                  2004         $6.842       $6.911     171,143
                                                                                  2005         $6.911       $6.893     165,360
                                                                                  2006         $6.893       $7.002     134,391
                                                                                  2007         $7.002       $7.465     131,338
                                                                                  2008         $7.465       $7.368     116,386
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.737      16,115
                                                                                  2002         $7.737       $5.912      39,251
                                                                                  2003         $5.912       $7.260      42,080
                                                                                  2004         $7.260       $8.194      42,311
                                                                                  2005         $8.194       $8.698      42,106
                                                                                  2006         $8.698       $9.614      36,308
                                                                                  2007         $9.614       $8.802      23,570
                                                                                  2008         $8.802       $5.336      19,584
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.902          27
                                                                                  2004        $12.902      $14.996       1,022
                                                                                  2005        $14.996      $16.256       2,863
                                                                                  2006        $16.256      $18.430       3,640
                                                                                  2007        $18.430      $16.402      14,554
                                                                                  2008        $16.402      $10.461      11,318
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $4.981      17,749
                                                                                  2002         $4.981       $3.452     161,257
                                                                                  2003         $3.452       $4.484     161,017
                                                                                  2004         $4.484       $4.746     156,120
                                                                                  2005         $4.746       $5.009     158,026
                                                                                  2006         $5.009       $5.474     137,485
                                                                                  2007         $5.474       $5.942     137,257
                                                                                  2008         $5.942       $3.315     116,435

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000       $9.888      26,302
                                                                                  2002         $9.888      $10.305      59,971
                                                                                  2003        $10.305      $12.173      70,875
                                                                                  2004        $12.173      $13.080      75,739
                                                                                  2005        $13.080      $13.264      81,885
                                                                                  2006        $13.264      $13.874      79,639
                                                                                  2007        $13.874      $14.215      99,655
                                                                                  2008        $14.215       $9.677      49,555
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.020       1,491
                                                                                  2004        $12.020      $13.226      10,627
                                                                                  2005        $13.226      $13.732      19,569
                                                                                  2006        $13.732      $16.059      23,093
                                                                                  2007        $16.059      $16.304      24,118
                                                                                  2008        $16.304      $11.047      25,271
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000       $9.932      97,921
                                                                                  2002         $9.932       $8.918     191,386
                                                                                  2003         $8.918      $10.271     194,480
                                                                                  2004        $10.271      $10.936     184,535
                                                                                  2005        $10.936      $11.192     153,844
                                                                                  2006        $11.192      $12.326     133,977
                                                                                  2007        $12.326      $12.243     112,025
                                                                                  2008        $12.243       $7.141      89,344
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $9.030       8,070
                                                                                  2002         $9.030       $7.773      24,409
                                                                                  2003         $7.773       $9.324      36,087
                                                                                  2004         $9.324      $10.010      36,815
                                                                                  2005        $10.010      $10.537      51,403
                                                                                  2006        $10.537      $11.703      49,281
                                                                                  2007        $11.703      $11.853      61,918
                                                                                  2008        $11.853       $7.777      44,359
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $7.496      31,083
                                                                                  2002         $7.496       $5.724      75,357
                                                                                  2003         $5.724       $7.279      83,318
                                                                                  2004         $7.279       $8.143      82,836
                                                                                  2005         $8.143       $8.716      72,433
                                                                                  2006         $8.716      $10.569      70,555
                                                                                  2007        $10.569      $11.337      63,679
                                                                                  2008        $11.337       $6.097      50,223

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.987     313,998
                                                                                  2002         $8.987       $7.164     579,916
                                                                                  2003         $7.164       $8.979     596,755
                                                                                  2004         $8.979       $9.818     553,824
                                                                                  2005         $9.818      $10.166     494,686
                                                                                  2006        $10.166      $11.596     443,169
                                                                                  2007        $11.596      $10.720     387,564
                                                                                  2008        $10.720       $6.466     272,690
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.963      65,202
                                                                                  2002         $4.963       $3.443     109,422
                                                                                  2003         $3.443       $4.170     110,918
                                                                                  2004         $4.170       $4.175     108,812
                                                                                  2005         $4.175       $4.277     107,163
                                                                                  2006         $4.277       $4.568     101,585
                                                                                  2007         $4.568       $4.738      88,816
                                                                                  2008         $4.738       $2.905      79,438
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000      $11.463     120,115
                                                                                  2002        $11.463       $8.985         178
                                                                                  2003         $8.985      $10.467     173,437
                                                                                  2004        $10.467      $11.033     167,338
                                                                                  2005        $11.033      $12.290     153,595
                                                                                  2006        $12.290      $12.432     142,490
                                                                                  2007        $12.432      $12.158     124,275
                                                                                  2008        $12.158       $9.921     104,649
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.137      47,082
                                                                                  2002         $9.137       $8.925      73,000
                                                                                  2003         $8.925      $11.114      95,583
                                                                                  2004        $11.114      $12.089      87,958
                                                                                  2005        $12.089      $12.264      89,337
                                                                                  2006        $12.264      $13.338      61,626
                                                                                  2007        $13.338      $13.491      54,334
                                                                                  2008        $13.491       $9.814      37,127
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $10.900      85,714
                                                                                  2002        $10.900      $11.568     197,297
                                                                                  2003        $11.568      $11.886     223,305
                                                                                  2004        $11.886      $12.215     188,848
                                                                                  2005        $12.215      $12.304     161,754
                                                                                  2006        $12.304      $12.655     150,628
                                                                                  2007        $12.655      $13.101     145,586
                                                                                  2008        $13.101       $9.807     118,283

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000      $10.046     106,115
                                                                                  2002        $10.046       $8.138     216,076
                                                                                  2003         $8.138      $10.293     229,614
                                                                                  2004        $10.293      $11.768     223,965
                                                                                  2005        $11.768      $12.993     224,032
                                                                                  2006        $12.993      $16.330     187,424
                                                                                  2007        $16.330      $17.412     185,820
                                                                                  2008        $17.412       $9.602     172,799
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.536      39,528
                                                                                  2002         $8.536       $7.243      59,792
                                                                                  2003         $7.243       $9.825      68,469
                                                                                  2004         $9.825      $11.696      72,003
                                                                                  2005        $11.696      $13.132      74,370
                                                                                  2006        $13.132      $16.441      63,854
                                                                                  2007        $16.441      $17.310      57,739
                                                                                  2008        $17.310       $9.194      41,298
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $7.694      51,095
                                                                                  2002         $7.694       $6.539      77,000
                                                                                  2003         $6.539       $8.571      82,892
                                                                                  2004         $8.571       $9.559      81,424
                                                                                  2005         $9.559      $11.134      75,116
                                                                                  2006        $11.134      $13.820      67,622
                                                                                  2007        $13.820      $15.394      49,837
                                                                                  2008        $15.394       $8.713      43,363
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $7.223     158,168
                                                                                  2002         $7.223       $5.410     239,587
                                                                                  2003         $5.410       $6.769     219,639
                                                                                  2004         $6.769       $7.502     204,767
                                                                                  2005         $7.502       $8.033     210,606
                                                                                  2006         $8.033       $9.006     203,862
                                                                                  2007         $9.006       $8.403     201,695
                                                                                  2008         $8.403       $4.998     175,887
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.771       1,500
                                                                                  2004        $12.771      $14.507       6,501
                                                                                  2005        $14.507      $16.052      10,076
                                                                                  2006        $16.052      $18.176      17,995
                                                                                  2007        $18.176      $18.185      12,775
                                                                                  2008        $18.185      $10.230      14,689

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.897      82,994
                                                                                  2002        $10.897      $10.850     102,726
                                                                                  2003        $10.850      $10.731      91,367
                                                                                  2004        $10.731      $10.629      59,248
                                                                                  2005        $10.629      $10.724      74,111
                                                                                  2006        $10.724      $11.016      47,202
                                                                                  2007        $11.016      $11.358      49,557
                                                                                  2008        $11.358      $11.463      45,219
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $7.846      99,455
                                                                                  2002         $7.846       $5.365     201,559
                                                                                  2003         $5.365       $6.991     214,315
                                                                                  2004         $6.991       $7.588     210,143
                                                                                  2005         $7.588       $8.214     209,171
                                                                                  2006         $8.214       $8.775     167,422
                                                                                  2007         $8.775       $9.129     124,797
                                                                                  2008         $9.129       $5.502     103,287
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $10.785      70,389
                                                                                  2002        $10.785       $8.957     144,878
                                                                                  2003         $8.957      $11.676     156,320
                                                                                  2004        $11.676      $13.261     149,771
                                                                                  2005        $13.261      $13.819     148,585
                                                                                  2006        $13.819      $15.776     117,043
                                                                                  2007        $15.776      $14.763     100,178
                                                                                  2008        $14.763       $8.025      84,309
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $5.109      90,655
                                                                                  2002         $5.109       $3.407     137,806
                                                                                  2003         $3.407       $4.550     135,631
                                                                                  2004         $4.550       $4.860     145,268
                                                                                  2005         $4.860       $5.158     131,998
                                                                                  2006         $5.158       $5.705     106,153
                                                                                  2007         $5.705       $6.326      82,708
                                                                                  2008         $6.326       $3.383      74,733
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $8.949      83,866
                                                                                  2002         $8.949       $6.850     169,741
                                                                                  2003         $6.850       $8.448     180,864
                                                                                  2004         $8.448       $8.941     167,685
                                                                                  2005         $8.941       $9.239     155,585
                                                                                  2006         $9.239      $10.120     116,357
                                                                                  2007        $10.120      $10.013     101,333
                                                                                  2008        $10.013       $6.055      88,054

       PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.6



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $14.688      53,335
                                                                                  2002        $14.688      $11.812      92,560
                                                                                  2003        $11.812      $17.394      95,099
                                                                                  2004        $17.394      $21.602      88,366
                                                                                  2005        $21.602      $22.753      90,561
                                                                                  2006        $22.753      $26.262      81,273
                                                                                  2007        $26.262      $22.553      70,897
                                                                                  2008        $22.553      $13.456      49,533
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.841      22,215
                                                                                  2002         $8.841       $6.604      36,905
                                                                                  2003         $6.604       $8.112      37,816
                                                                                  2004         $8.112       $9.706      42,783
                                                                                  2005         $9.706      $10.371      46,305
                                                                                  2006        $10.371      $12.964      42,811
                                                                                  2007        $12.964      $15.299      40,172
                                                                                  2008        $15.299      $10.464      38,054
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $8.714      48,447
                                                                                  2002         $8.714       $5.951      88,637
                                                                                  2003         $5.951       $7.798     111,650
                                                                                  2004         $7.798       $9.101     115,031
                                                                                  2005         $9.101      $10.043     120,189
                                                                                  2006        $10.043      $10.422     105,352
                                                                                  2007        $10.422      $10.645      76,735
                                                                                  2008        $10.645       $5.704      65,687
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $8.998     217,704
                                                                                  2002         $8.998       $6.505     356,940
                                                                                  2003         $6.505       $7.995     378,439
                                                                                  2004         $7.995       $8.263     355,429
                                                                                  2005         $8.263       $8.594     297,301
                                                                                  2006         $8.594       $8.916     262,623
                                                                                  2007         $8.916       $9.257     224,540
                                                                                  2008         $9.257       $5.736     168,498



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                           Mortality & Expense = 1.75



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2000        $10.000      $10.879       44,412
                                                                                  2001        $10.879      $11.388      225,113
                                                                                  2002        $11.388      $12.181      325,939
                                                                                  2003        $12.181      $12.153      292,065
                                                                                  2004        $12.153      $12.258      197,064
                                                                                  2005        $12.258      $12.208      168,612
                                                                                  2006        $12.208      $12.381      136,030
                                                                                  2007        $12.381      $13.180      118,924
                                                                                  2008        $13.180      $12.988      144,430
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2000        $10.000       $9.120        4,557
                                                                                  2001         $9.120       $7.714       81,612
                                                                                  2002         $7.714       $5.885      137,331
                                                                                  2003         $5.885       $7.215      123,942
                                                                                  2004         $7.215       $8.131      131,534
                                                                                  2005         $8.131       $8.619      114,536
                                                                                  2006         $8.619       $9.512       78,357
                                                                                  2007         $9.512       $8.695       81,721
                                                                                  2008         $8.695       $5.263       68,837
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.889          986
                                                                                  2004        $12.889      $14.958        3,404
                                                                                  2005        $14.958      $16.190       12,948
                                                                                  2006        $16.190      $18.328       13,006
                                                                                  2007        $18.328      $16.286        4,227
                                                                                  2008        $16.286      $10.370        5,700
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2000        $10.000       $7.303       12,841
                                                                                  2001         $7.303       $4.966       91,743
                                                                                  2002         $4.966       $3.436      275,545
                                                                                  2003         $3.436       $4.456      193,696
                                                                                  2004         $4.456       $4.710      193,416
                                                                                  2005         $4.710       $4.963      161,791
                                                                                  2006         $4.963       $5.416      142,170
                                                                                  2007         $5.416       $5.870      136,042
                                                                                  2008         $5.870       $3.270      101,396

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                           Mortality & Expense = 1.75



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2000        $10.000       $9.755      163,480
                                                                                  2001         $9.755       $9.920      242,549
                                                                                  2002         $9.920      $10.322      273,776
                                                                                  2003        $10.322      $12.175      288,657
                                                                                  2004        $12.175      $13.063      262,468
                                                                                  2005        $13.063      $13.226      238,383
                                                                                  2006        $13.226      $13.813      232,374
                                                                                  2007        $13.813      $14.131      218,313
                                                                                  2008        $14.131       $9.605      186,647
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.008       29,726
                                                                                  2004        $12.008      $13.192       49,124
                                                                                  2005        $13.192      $13.676       64,547
                                                                                  2006        $13.676      $15.969      104,696
                                                                                  2007        $15.969      $16.189       81,701
                                                                                  2008        $16.189      $10.952       77,107
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2000        $10.000      $11.490      119,674
                                                                                  2001        $11.490      $11.339      229,479
                                                                                  2002        $11.339      $10.166      377,145
                                                                                  2003        $10.166      $11.690      373,651
                                                                                  2004        $11.690      $12.428      409,390
                                                                                  2005        $12.428      $12.700      397,276
                                                                                  2006        $12.700      $13.966      375,293
                                                                                  2007        $13.966      $13.851      357,017
                                                                                  2008        $13.851       $8.067      307,956
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2000        $10.000       $9.683       43,039
                                                                                  2001         $9.683       $8.703       50,979
                                                                                  2002         $8.703       $7.480       37,630
                                                                                  2003         $7.480       $8.958       48,221
                                                                                  2004         $8.958       $9.603       82,360
                                                                                  2005         $9.603      $10.094       83,236
                                                                                  2006        $10.094      $11.193       88,876
                                                                                  2007        $11.193      $11.319       94,623
                                                                                  2008        $11.319       $7.415       67,139
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2000        $10.000       $7.088      343,449
                                                                                  2001         $7.088       $4.891      437,463
                                                                                  2002         $4.891       $3.729      440,224
                                                                                  2003         $3.729       $4.735      400,357
                                                                                  2004         $4.735       $5.288      381,278
                                                                                  2005         $5.288       $5.652      343,924
                                                                                  2006         $5.652       $6.843      345,863
                                                                                  2007         $6.843       $7.329      321,148
                                                                                  2008         $7.329       $3.935      290,629

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                           Mortality & Expense = 1.75



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2000        $10.000      $11.791      654,995
                                                                                  2001        $11.791      $10.843    1,157,258
                                                                                  2002        $10.843       $8.630    1,250,015
                                                                                  2003         $8.630      $10.801    1,201,441
                                                                                  2004        $10.801      $11.792    1,121,438
                                                                                  2005        $11.792      $12.192      981,860
                                                                                  2006        $12.192      $13.885      836,087
                                                                                  2007        $13.885      $12.817      683,972
                                                                                  2008        $12.817       $7.719      540,141
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2000        $10.000       $7.494      293,865
                                                                                  2001         $7.494       $4.999      336,207
                                                                                  2002         $4.999       $3.463      312,069
                                                                                  2003         $3.463       $4.187      267,854
                                                                                  2004         $4.187       $4.186      267,060
                                                                                  2005         $4.186       $4.281      235,906
                                                                                  2006         $4.281       $4.566      181,283
                                                                                  2007         $4.566       $4.729      200,598
                                                                                  2008         $4.729       $2.895      188,560
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2000        $10.000      $12.009      240,881
                                                                                  2001        $12.009       $9.467      361,347
                                                                                  2002         $9.467       $7.409      366,791
                                                                                  2003         $7.409       $8.618      375,307
                                                                                  2004         $8.618       $9.071      321,715
                                                                                  2005         $9.071      $10.089      306,481
                                                                                  2006        $10.089      $10.189      286,908
                                                                                  2007        $10.189       $9.950      252,195
                                                                                  2008         $9.950       $8.107      200,709
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2000        $10.000       $8.932      110,568
                                                                                  2001         $8.932       $9.095      179,340
                                                                                  2002         $9.095       $8.871      333,854
                                                                                  2003         $8.871      $11.030      406,366
                                                                                  2004        $11.030      $11.979      251,877
                                                                                  2005        $11.979      $12.135      222,734
                                                                                  2006        $12.135      $13.177      174,453
                                                                                  2007        $13.177      $13.307      153,576
                                                                                  2008        $13.307       $9.666      122,106

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                           Mortality & Expense = 1.75



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2000        $10.000      $10.518      109,658
                                                                                  2001        $10.518      $11.087      386,126
                                                                                  2002        $11.087      $11.752      549,809
                                                                                  2003        $11.752      $12.057      531,203
                                                                                  2004        $12.057      $12.371      506,193
                                                                                  2005        $12.371      $12.442      467,708
                                                                                  2006        $12.442      $12.778      406,352
                                                                                  2007        $12.778      $13.208      365,153
                                                                                  2008        $13.208       $9.872      274,978
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2000        $10.000       $8.775      412,201
                                                                                  2001         $8.775       $6.843      665,466
                                                                                  2002         $6.843       $5.535      709,304
                                                                                  2003         $5.535       $6.990      617,289
                                                                                  2004         $6.990       $7.980      552,423
                                                                                  2005         $7.980       $8.797      512,392
                                                                                  2006         $8.797      $11.040      524,194
                                                                                  2007        $11.040      $11.753      463,440
                                                                                  2008        $11.753       $6.472      399,398
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2000        $10.000      $10.427       91,507
                                                                                  2001        $10.427       $8.112      105,905
                                                                                  2002         $8.112       $6.873      140,517
                                                                                  2003         $6.873       $9.308      148,747
                                                                                  2004         $9.308      $11.064      159,779
                                                                                  2005        $11.064      $12.404      164,928
                                                                                  2006        $12.404      $15.506      206,480
                                                                                  2007        $15.506      $16.300      207,057
                                                                                  2008        $16.300       $8.644      173,115
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2000        $10.000       $5.647      259,885
                                                                                  2001         $5.647       $3.956      258,369
                                                                                  2002         $3.956       $3.357      239,300
                                                                                  2003         $3.357       $4.394      223,013
                                                                                  2004         $4.394       $4.893      222,662
                                                                                  2005         $4.893       $5.691      240,224
                                                                                  2006         $5.691       $7.052      248,280
                                                                                  2007         $7.052       $7.844      279,110
                                                                                  2008         $7.844       $4.433      308,232
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2000        $10.000       $8.582      460,944
                                                                                  2001         $8.582       $6.342      746,196
                                                                                  2002         $6.342       $4.743      824,942
                                                                                  2003         $4.743       $5.925      711,242
                                                                                  2004         $5.925       $6.558      676,105
                                                                                  2005         $6.558       $7.010      546,834
                                                                                  2006         $7.010       $7.848      515,215
                                                                                  2007         $7.848       $7.311      416,172
                                                                                  2008         $7.311       $4.342      317,109

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                           Mortality & Expense = 1.75



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.758        3,530
                                                                                  2004        $12.758      $14.471       18,001
                                                                                  2005        $14.471      $15.987       31,609
                                                                                  2006        $15.987      $18.074       41,010
                                                                                  2007        $18.074      $18.056       41,529
                                                                                  2008        $18.056      $10.142       35,510
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2000        $10.000      $10.349      179,528
                                                                                  2001        $10.349      $10.550      394,068
                                                                                  2002        $10.550      $10.489      359,953
                                                                                  2003        $10.489      $10.358      161,452
                                                                                  2004        $10.358      $10.243      135,614
                                                                                  2005        $10.243      $10.319       95,278
                                                                                  2006        $10.319      $10.585       76,037
                                                                                  2007        $10.585      $10.896       76,234
                                                                                  2008        $10.896      $10.980      150,266
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2000        $10.000       $6.794      813,816
                                                                                  2001         $6.794       $4.663    1,116,816
                                                                                  2002         $4.663       $3.183      955,865
                                                                                  2003         $3.183       $4.142      955,260
                                                                                  2004         $4.142       $4.489      873,060
                                                                                  2005         $4.489       $4.852      777,904
                                                                                  2006         $4.852       $5.175      654,690
                                                                                  2007         $5.175       $5.376      591,366
                                                                                  2008         $5.376       $3.235      433,594
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2000        $10.000      $13.351       29,058
                                                                                  2001        $13.351      $13.551      181,578
                                                                                  2002        $13.551      $11.237      267,754
                                                                                  2003        $11.237      $14.626      283,188
                                                                                  2004        $14.626      $16.587      281,236
                                                                                  2005        $16.587      $17.258      277,259
                                                                                  2006        $17.258      $19.672      253,294
                                                                                  2007        $19.672      $18.381      212,567
                                                                                  2008        $18.381       $9.976      180,801
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2000        $10.000       $4.093      589,079
                                                                                  2001         $4.093       $2.183      671,618
                                                                                  2002         $2.183       $1.454      633,841
                                                                                  2003         $1.454       $1.939      707,399
                                                                                  2004         $1.939       $2.067      690,620
                                                                                  2005         $2.067       $2.191      580,334
                                                                                  2006         $2.191       $2.419      582,210
                                                                                  2007         $2.419       $2.678      530,128
                                                                                  2008         $2.678       $1.430      475,576

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                           Mortality & Expense = 1.75



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2000        $10.000      $10.309      173,676
                                                                                  2001        $10.309       $8.220      402,869
                                                                                  2002         $8.220       $6.283      462,739
                                                                                  2003         $6.283       $7.736      435,686
                                                                                  2004         $7.736       $8.176      412,291
                                                                                  2005         $8.176       $8.436      354,547
                                                                                  2006         $8.436       $9.226      321,217
                                                                                  2007         $9.226       $9.114      264,785
                                                                                  2008         $9.114       $5.503      232,768
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2000        $10.000      $11.980       61,255
                                                                                  2001        $11.980      $13.903      214,825
                                                                                  2002        $13.903      $11.164      264,219
                                                                                  2003        $11.164      $16.414      271,921
                                                                                  2004        $16.414      $20.354      266,870
                                                                                  2005        $20.354      $21.406      232,156
                                                                                  2006        $21.406      $24.670      198,017
                                                                                  2007        $24.670      $21.153      157,968
                                                                                  2008        $21.153      $12.602      136,599
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2000        $10.000      $11.885      111,535
                                                                                  2001        $11.885       $9.070      139,142
                                                                                  2002         $9.070       $6.764      123,185
                                                                                  2003         $6.764       $8.296      101,150
                                                                                  2004         $8.296       $9.911       90,551
                                                                                  2005         $9.911      $10.573       88,668
                                                                                  2006        $10.573      $13.197       94,071
                                                                                  2007        $13.197      $15.551       91,133
                                                                                  2008        $15.551      $10.620       78,908
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2000        $10.000       $8.487      270,086
                                                                                  2001         $8.487       $5.544      453,601
                                                                                  2002         $5.544       $3.780      473,879
                                                                                  2003         $3.780       $4.946      476,786
                                                                                  2004         $4.946       $5.763      487,877
                                                                                  2005         $5.763       $6.351      430,561
                                                                                  2006         $6.351       $6.580      366,470
                                                                                  2007         $6.580       $6.710      286,008
                                                                                  2008         $6.710       $3.590      249,118
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2000        $10.000       $8.010      986,776
                                                                                  2001         $8.010       $6.105    1,331,067
                                                                                  2002         $6.105       $4.407    1,368,174
                                                                                  2003         $4.407       $5.408    1,535,250
                                                                                  2004         $5.408       $5.581    1,426,772
                                                                                  2005         $5.581       $5.796    1,261,650
                                                                                  2006         $5.796       $6.004    1,060,266
                                                                                  2007         $6.004       $6.224      912,398
                                                                                  2008         $6.224       $3.851      706,555

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 With the Enhanced Beneficiary Protection Option

                           Mortality & Expense = 1.75



* The PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS were first offered on February 4, 2000. The Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on February 4, 2000, except the Putnam VT Technology Sub-Account which was first offered as of July 17, 2000, the Putnam VT Capital Appreciation and Voyager II Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.8



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000      $11.405      26,013
                                                                                  2002        $11.405      $12.192      30,818
                                                                                  2003        $12.192      $12.159      36,851
                                                                                  2004        $12.159      $12.258      42,040
                                                                                  2005        $12.258      $12.201      28,884
                                                                                  2006        $12.201      $12.367      15,770
                                                                                  2007        $12.367      $13.159      11,438
                                                                                  2008        $13.159      $12.961      19,505
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.718       7,251
                                                                                  2002         $7.718       $5.885       6,970
                                                                                  2003         $5.885       $7.212       2,569
                                                                                  2004         $7.212       $8.123       2,331
                                                                                  2005         $8.123       $8.606      12,088
                                                                                  2006         $8.606       $9.493       1,925
                                                                                  2007         $9.493       $8.673       1,743
                                                                                  2008         $8.673       $5.247       1,489
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.884       2,075
                                                                                  2004        $12.884      $14.945       2,075
                                                                                  2005        $14.945      $16.168       2,075
                                                                                  2006        $16.168      $18.294       2,075
                                                                                  2007        $18.294      $16.247       2,075
                                                                                  2008        $16.247      $10.341           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $4.969      15,721
                                                                                  2002         $4.969       $3.436      18,166
                                                                                  2003         $3.436       $4.454      10,935
                                                                                  2004         $4.454       $4.705      10,549
                                                                                  2005         $4.705       $4.956      10,311
                                                                                  2006         $4.956       $5.405      10,040
                                                                                  2007         $5.405       $5.855       9,873
                                                                                  2008         $5.855       $3.260       8,476

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.8



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000       $9.935         789
                                                                                  2002         $9.935      $10.332      13,822
                                                                                  2003        $10.332      $12.181      21,229
                                                                                  2004        $12.181      $13.062      22,306
                                                                                  2005        $13.062      $13.219      23,617
                                                                                  2006        $13.219      $13.799      16,010
                                                                                  2007        $13.799      $14.109      28,247
                                                                                  2008        $14.109       $9.585      16,228
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.004         727
                                                                                  2004        $12.004      $13.181       6,767
                                                                                  2005        $13.181      $13.657         727
                                                                                  2006        $13.657      $15.940       4,001
                                                                                  2007        $15.940      $16.150       3,247
                                                                                  2008        $16.150      $10.920       3,262
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000      $11.356       5,560
                                                                                  2002        $11.356      $10.176      27,112
                                                                                  2003        $10.176      $11.695      29,144
                                                                                  2004        $11.695      $12.428      17,785
                                                                                  2005        $12.428      $12.693      15,957
                                                                                  2006        $12.693      $13.951       8,340
                                                                                  2007        $13.951      $13.829       7,745
                                                                                  2008        $13.829       $8.050       5,629
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $8.864           0
                                                                                  2002         $8.864       $7.487           0
                                                                                  2003         $7.487       $8.962           0
                                                                                  2004         $8.962       $9.603           0
                                                                                  2005         $9.603      $10.088           0
                                                                                  2006        $10.088      $11.181           0
                                                                                  2007        $11.181      $11.301      13,246
                                                                                  2008        $11.301       $7.399      13,240
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $4.898      10,897
                                                                                  2002         $4.898       $3.732      13,511
                                                                                  2003         $3.732       $4.737      13,691
                                                                                  2004         $4.737       $5.288      13,317
                                                                                  2005         $5.288       $5.649      20,467
                                                                                  2006         $5.649       $6.835      12,687
                                                                                  2007         $6.835       $7.317      12,411
                                                                                  2008         $7.317       $3.927       8,013

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.8



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000      $10.859      37,096
                                                                                  2002        $10.859       $8.639      53,020
                                                                                  2003         $8.639      $10.806      64,557
                                                                                  2004        $10.806      $11.791      59,363
                                                                                  2005        $11.791      $12.185      59,641
                                                                                  2006        $12.185      $13.870      51,871
                                                                                  2007        $13.870      $12.796      45,865
                                                                                  2008        $12.796       $7.703      37,070
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $5.007       5,081
                                                                                  2002         $5.007       $3.466       7,909
                                                                                  2003         $3.466       $4.189       8,177
                                                                                  2004         $4.189       $4.185      22,808
                                                                                  2005         $4.185       $4.279       9,996
                                                                                  2006         $4.279       $4.562      12,358
                                                                                  2007         $4.562       $4.721      11,910
                                                                                  2008         $4.721       $2.889       9,890
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000       $9.481      10,537
                                                                                  2002         $9.481       $7.416      15,195
                                                                                  2003         $7.416       $8.622      13,182
                                                                                  2004         $8.622       $9.070      13,317
                                                                                  2005         $9.070      $10.083      13,459
                                                                                  2006        $10.083      $10.178      13,212
                                                                                  2007        $10.178       $9.934      12,814
                                                                                  2008         $9.934       $8.090       9,236
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.109      15,815
                                                                                  2002         $9.109       $8.880      22,821
                                                                                  2003         $8.880      $11.035      23,514
                                                                                  2004        $11.035      $11.979      26,185
                                                                                  2005        $11.979      $12.128      24,816
                                                                                  2006        $12.128      $13.163      14,994
                                                                                  2007        $13.163      $13.286      12,601
                                                                                  2008        $13.286       $9.646       8,941
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $11.103      12,932
                                                                                  2002        $11.103      $11.763      28,805
                                                                                  2003        $11.763      $12.062      21,508
                                                                                  2004        $12.062      $12.370      15,612
                                                                                  2005        $12.370      $12.435      14,592
                                                                                  2006        $12.435      $12.764      13,132
                                                                                  2007        $12.764      $13.188       6,951
                                                                                  2008        $13.188       $9.852       5,615

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.8



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000       $6.853      31,753
                                                                                  2002         $6.853       $5.541      40,029
                                                                                  2003         $5.541       $6.993      37,136
                                                                                  2004         $6.993       $7.980      42,325
                                                                                  2005         $7.980       $8.792      45,879
                                                                                  2006         $8.792      $11.028      31,645
                                                                                  2007        $11.028      $11.735      27,464
                                                                                  2008        $11.735       $6.458      18,297
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.124       3,166
                                                                                  2002         $8.124       $6.879       3,485
                                                                                  2003         $6.879       $9.312       9,427
                                                                                  2004         $9.312      $11.064       9,350
                                                                                  2005        $11.064      $12.397      10,037
                                                                                  2006        $12.397      $15.489       5,850
                                                                                  2007        $15.489      $16.275       5,225
                                                                                  2008        $16.275       $8.626       5,207
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $3.962       4,300
                                                                                  2002         $3.962       $3.360       3,435
                                                                                  2003         $3.360       $4.396       2,707
                                                                                  2004         $4.396       $4.893       3,649
                                                                                  2005         $4.893       $5.687       2,337
                                                                                  2006         $5.687       $7.045       4,201
                                                                                  2007         $7.045       $7.831       4,070
                                                                                  2008         $7.831       $4.423       1,025
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $6.351      20,235
                                                                                  2002         $6.351       $4.748      42,146
                                                                                  2003         $4.748       $5.928      41,889
                                                                                  2004         $5.928       $6.557      39,969
                                                                                  2005         $6.557       $7.006      39,706
                                                                                  2006         $7.006       $7.839      34,992
                                                                                  2007         $7.839       $7.300      27,819
                                                                                  2008         $7.300       $4.333      21,785
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.753           0
                                                                                  2004        $12.753      $14.458           0
                                                                                  2005        $14.458      $15.965           0
                                                                                  2006        $15.965      $18.041       1,671
                                                                                  2007        $18.041      $18.014       1,132
                                                                                  2008        $18.014      $10.113       1,093

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.8



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.566      11,668
                                                                                  2002        $10.566      $10.499      18,786
                                                                                  2003        $10.499      $10.362       9,975
                                                                                  2004        $10.362      $10.243       7,790
                                                                                  2005        $10.243      $10.313       6,833
                                                                                  2006        $10.313      $10.573       5,912
                                                                                  2007        $10.573      $10.879       4,738
                                                                                  2008        $10.879      $10.957      22,952
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.670      34,996
                                                                                  2002         $4.670       $3.186      48,563
                                                                                  2003         $3.186       $4.144      44,765
                                                                                  2004         $4.144       $4.489      55,939
                                                                                  2005         $4.489       $4.849      42,407
                                                                                  2006         $4.849       $5.170      35,217
                                                                                  2007         $5.170       $5.367      29,808
                                                                                  2008         $5.367       $3.228      26,590
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $13.571      17,422
                                                                                  2002        $13.571      $11.247      21,489
                                                                                  2003        $11.247      $14.632      22,190
                                                                                  2004        $14.632      $16.586      22,330
                                                                                  2005        $16.586      $17.248      19,800
                                                                                  2006        $17.248      $19.651      15,722
                                                                                  2007        $19.651      $18.352      14,670
                                                                                  2008        $18.352       $9.955       6,864
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $2.186       3,899
                                                                                  2002         $2.186       $1.455      75,747
                                                                                  2003         $1.455       $1.939      73,235
                                                                                  2004         $1.939       $2.067      47,032
                                                                                  2005         $2.067       $2.189      36,607
                                                                                  2006         $2.189       $2.417      24,764
                                                                                  2007         $2.417       $2.674      21,332
                                                                                  2008         $2.674       $1.427      16,582
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $8.232      25,659
                                                                                  2002         $8.232       $6.289      29,847
                                                                                  2003         $6.289       $7.740      26,677
                                                                                  2004         $7.740       $8.175      26,253
                                                                                  2005         $8.175       $8.431      24,858
                                                                                  2006         $8.431       $9.216      19,141
                                                                                  2007         $9.216       $9.100      14,516
                                                                                  2008         $9.100       $5.492      14,212

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 1.8



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $13.923      12,150
                                                                                  2002        $13.923      $11.174      27,802
                                                                                  2003        $11.174      $16.421      25,605
                                                                                  2004        $16.421      $20.353      20,098
                                                                                  2005        $20.353      $21.394      21,375
                                                                                  2006        $21.394      $24.643      17,744
                                                                                  2007        $24.643      $21.119      14,293
                                                                                  2008        $21.119      $12.575      12,828
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.083       1,452
                                                                                  2002         $9.083       $6.771       1,591
                                                                                  2003         $6.771       $8.300       1,685
                                                                                  2004         $8.300       $9.911       1,660
                                                                                  2005         $9.911      $10.567       1,652
                                                                                  2006        $10.567      $13.183       4,503
                                                                                  2007        $13.183      $15.527       2,888
                                                                                  2008        $15.527      $10.598       2,796
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $5.552      27,027
                                                                                  2002         $5.552       $3.784      32,676
                                                                                  2003         $3.784       $4.948      21,772
                                                                                  2004         $4.948       $5.763      22,087
                                                                                  2005         $5.763       $6.347      22,381
                                                                                  2006         $6.347       $6.573      23,693
                                                                                  2007         $6.573       $6.700      20,347
                                                                                  2008         $6.700       $3.583      10,796
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $6.114      19,683
                                                                                  2002         $6.114       $4.411      58,311
                                                                                  2003         $4.411       $5.411     114,107
                                                                                  2004         $5.411       $5.581     101,109
                                                                                  2005         $5.581       $5.793      78,753
                                                                                  2006         $5.793       $5.998      71,825
                                                                                  2007         $5.998       $6.215      64,001
                                                                                  2008         $6.215       $3.843      42,539



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000      $11.393       4,696
                                                                                  2002        $11.393      $12.161      17,794
                                                                                  2003        $12.161      $12.110      17,531
                                                                                  2004        $12.110      $12.189      12,971
                                                                                  2005        $12.189      $12.114      10,505
                                                                                  2006        $12.114      $12.261       7,309
                                                                                  2007        $12.261      $13.026       3,975
                                                                                  2008        $13.026      $12.810       3,738
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.710       1,520
                                                                                  2002         $7.710       $5.870       1,514
                                                                                  2003         $5.870       $7.182       1,507
                                                                                  2004         $7.182       $8.078       1,500
                                                                                  2005         $8.078       $8.545       1,493
                                                                                  2006         $8.545       $9.411       1,487
                                                                                  2007         $9.411       $8.585       1,481
                                                                                  2008         $8.585       $5.186       1,474
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.871           0
                                                                                  2004        $12.871      $14.907           0
                                                                                  2005        $14.907      $16.102           0
                                                                                  2006        $16.102      $18.191           0
                                                                                  2007        $18.191      $16.132           0
                                                                                  2008        $16.132      $10.251           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $4.964       2,071
                                                                                  2002         $4.964       $3.427       7,841
                                                                                  2003         $3.427       $4.436       7,809
                                                                                  2004         $4.436       $4.679       7,782
                                                                                  2005         $4.679       $4.920       7,756
                                                                                  2006         $4.920       $5.359       7,730
                                                                                  2007         $5.359       $5.796       2,018
                                                                                  2008         $5.796       $3.222       2,008

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000       $9.925       6,937
                                                                                  2002         $9.925      $10.306      11,140
                                                                                  2003        $10.306      $12.131      10,904
                                                                                  2004        $12.131      $12.989      10,690
                                                                                  2005        $12.989      $13.125      10,497
                                                                                  2006        $13.125      $13.680      10,318
                                                                                  2007        $13.680      $13.966       7,491
                                                                                  2008        $13.966       $9.473       7,151
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $11.992           0
                                                                                  2004        $11.992      $13.148           0
                                                                                  2005        $13.148      $13.602           0
                                                                                  2006        $13.602      $15.851           0
                                                                                  2007        $15.851      $16.035           0
                                                                                  2008        $16.035      $10.826       4,110
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000      $11.344      17,781
                                                                                  2002        $11.344      $10.150      22,657
                                                                                  2003        $10.150      $11.648      22,855
                                                                                  2004        $11.648      $12.358      22,361
                                                                                  2005        $12.358      $12.602      22,898
                                                                                  2006        $12.602      $13.831      22,152
                                                                                  2007        $13.831      $13.689      16,736
                                                                                  2008        $13.689       $7.956      15,957
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $8.707       1,419
                                                                                  2002         $8.707       $7.468       1,413
                                                                                  2003         $7.468       $8.926       1,406
                                                                                  2004         $8.926       $9.549       1,399
                                                                                  2005         $9.549      $10.016       1,393
                                                                                  2006        $10.016      $11.084       1,387
                                                                                  2007        $11.084      $11.186       1,382
                                                                                  2008        $11.186       $7.313       1,376
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $4.893       3,442
                                                                                  2002         $4.893       $3.723       4,646
                                                                                  2003         $3.723       $4.717       4,862
                                                                                  2004         $4.717       $5.258       4,044
                                                                                  2005         $5.258       $5.609       3,878
                                                                                  2006         $5.609       $6.777       3,722
                                                                                  2007         $6.777       $7.243       3,578
                                                                                  2008         $7.243       $3.881       3,398

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000      $10.848      18,441
                                                                                  2002        $10.848       $8.617      26,688
                                                                                  2003         $8.617      $10.762      30,372
                                                                                  2004        $10.762      $11.725      31,097
                                                                                  2005        $11.725      $12.098      28,425
                                                                                  2006        $12.098      $13.750      29,730
                                                                                  2007        $13.750      $12.667      23,958
                                                                                  2008        $12.667       $7.613      19,552
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $5.001       9,303
                                                                                  2002         $5.001       $3.458       7,996
                                                                                  2003         $3.458       $4.172       7,956
                                                                                  2004         $4.172       $4.162       7,946
                                                                                  2005         $4.162       $4.249       7,937
                                                                                  2006         $4.249       $4.522       7,928
                                                                                  2007         $4.522       $4.673       7,920
                                                                                  2008         $4.673       $2.855       7,911
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000       $9.472       5,974
                                                                                  2002         $9.472       $7.397       6,262
                                                                                  2003         $7.397       $8.587       6,245
                                                                                  2004         $8.587       $9.019       6,222
                                                                                  2005         $9.019      $10.011       6,220
                                                                                  2006        $10.011      $10.091       6,039
                                                                                  2007        $10.091       $9.834       5,075
                                                                                  2008         $9.834       $7.995       5,075
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.186           0
                                                                                  2002         $9.186       $8.857         656
                                                                                  2003         $8.857      $10.990         739
                                                                                  2004        $10.990      $11.912         603
                                                                                  2005        $11.912      $12.042         601
                                                                                  2006        $12.042      $13.050         599
                                                                                  2007        $13.050      $13.152         597
                                                                                  2008        $13.152       $9.533         595
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $11.092       7,348
                                                                                  2002        $11.092      $11.733      15,797
                                                                                  2003        $11.733      $12.013      15,720
                                                                                  2004        $12.013      $12.301       9,068
                                                                                  2005        $12.301      $12.347       8,766
                                                                                  2006        $12.347      $12.654       6,023
                                                                                  2007        $12.654      $13.054       3,892
                                                                                  2008        $13.054       $9.737       3,613

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000       $6.846       6,137
                                                                                  2002         $6.846       $5.527       9,542
                                                                                  2003         $5.527       $6.965       9,263
                                                                                  2004         $6.965       $7.935       5,708
                                                                                  2005         $7.935       $8.730       6,985
                                                                                  2006         $8.730      $10.933       6,217
                                                                                  2007        $10.933      $11.616       4,693
                                                                                  2008        $11.616       $6.383       4,271
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.651           0
                                                                                  2002         $8.651       $6.862           0
                                                                                  2003         $6.862       $9.275           0
                                                                                  2004         $9.275      $11.002           0
                                                                                  2005        $11.002      $12.309         928
                                                                                  2006        $12.309      $15.356         928
                                                                                  2007        $15.356      $16.110       1,485
                                                                                  2008        $16.110       $8.526         928
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.100           0
                                                                                  2002         $4.100       $3.352           0
                                                                                  2003         $3.352       $4.378           0
                                                                                  2004         $4.378       $4.866           0
                                                                                  2005         $4.866       $5.647           0
                                                                                  2006         $5.647       $6.984           0
                                                                                  2007         $6.984       $7.752         651
                                                                                  2008         $7.752       $4.372           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $6.345      25,754
                                                                                  2002         $6.345       $4.736      16,560
                                                                                  2003         $4.736       $5.904      16,386
                                                                                  2004         $5.904       $6.520      13,656
                                                                                  2005         $6.520       $6.957      13,648
                                                                                  2006         $6.957       $7.772      13,103
                                                                                  2007         $7.772       $7.226      10,960
                                                                                  2008         $7.226       $4.283      10,960
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.741           0
                                                                                  2004        $12.741      $14.422           0
                                                                                  2005        $14.422      $15.900           0
                                                                                  2006        $15.900      $17.940           0
                                                                                  2007        $17.940      $17.886           0
                                                                                  2008        $17.886      $10.026           0

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.543            0
                                                                                  2002        $10.543      $10.473            0
                                                                                  2003        $10.473      $10.320            0
                                                                                  2004        $10.320      $10.186            0
                                                                                  2005        $10.186      $10.240            0
                                                                                  2006        $10.240      $10.482            0
                                                                                  2007        $10.482      $10.769            0
                                                                                  2008        $10.769      $10.830            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.665       11,564
                                                                                  2002         $4.665       $3.178       13,156
                                                                                  2003         $3.178       $4.127       12,331
                                                                                  2004         $4.127       $4.464        9,757
                                                                                  2005         $4.464       $4.815        9,355
                                                                                  2006         $4.815       $5.125        8,260
                                                                                  2007         $5.125       $5.313        5,981
                                                                                  2008         $5.313       $3.191        5,379
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $13.557       12,146
                                                                                  2002        $13.557      $11.219       10,967
                                                                                  2003        $11.219      $14.573       10,707
                                                                                  2004        $14.573      $16.493       10,441
                                                                                  2005        $16.493      $17.125       10,264
                                                                                  2006        $17.125      $19.481        9,435
                                                                                  2007        $19.481      $18.166        3,549
                                                                                  2008        $18.166       $9.839        3,263
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $2.184       17,382
                                                                                  2002         $2.184       $1.451       16,884
                                                                                  2003         $1.451       $1.932       16,863
                                                                                  2004         $1.932       $2.055        4,250
                                                                                  2005         $2.055       $2.174        4,232
                                                                                  2006         $2.174       $2.396        4,213
                                                                                  2007         $2.396       $2.647        4,197
                                                                                  2008         $2.647       $1.410        4,178
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $8.224        6,551
                                                                                  2002         $8.224       $6.273       12,159
                                                                                  2003         $6.273       $7.708       11,744
                                                                                  2004         $7.708       $8.130       11,798
                                                                                  2005         $8.130       $8.371       11,591
                                                                                  2006         $8.371       $9.137       10,532
                                                                                  2007         $9.137       $9.008        8,169
                                                                                  2008         $9.008       $5.428        7,792

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $13.909        2,909
                                                                                  2002        $13.909      $11.146        7,191
                                                                                  2003        $11.146      $16.355        7,912
                                                                                  2004        $16.355      $20.239        7,793
                                                                                  2005        $20.239      $21.242        7,755
                                                                                  2006        $21.242      $24.431        6,726
                                                                                  2007        $24.431      $20.905        2,455
                                                                                  2008        $20.905      $12.429        1,658
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.074        6,461
                                                                                  2002         $9.074       $6.754        6,746
                                                                                  2003         $6.754       $8.266        6,740
                                                                                  2004         $8.266       $9.855        6,734
                                                                                  2005         $9.855      $10.492        6,729
                                                                                  2006        $10.492      $13.070        6,724
                                                                                  2007        $13.070      $15.369        6,207
                                                                                  2008        $15.369      $10.474        6,202
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $5.546        6,359
                                                                                  2002         $5.546       $3.774        5,145
                                                                                  2003         $3.774       $4.928        4,857
                                                                                  2004         $4.928       $5.731        3,026
                                                                                  2005         $5.731       $6.302        3,013
                                                                                  2006         $6.302       $6.516        2,675
                                                                                  2007         $6.516       $6.632        1,849
                                                                                  2008         $6.632       $3.541        1,840
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $6.108       13,462
                                                                                  2002         $6.108       $4.400       16,420
                                                                                  2003         $4.400       $5.389       20,022
                                                                                  2004         $5.389       $5.550       15,451
                                                                                  2005         $5.550       $5.752       12,129
                                                                                  2006         $5.752       $5.946       11,776
                                                                                  2007         $5.946       $6.151        7,861
                                                                                  2008         $6.151       $3.798        7,635



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000      $11.372       11,607
                                                                                  2002        $11.372      $12.139       29,625
                                                                                  2003        $12.139      $12.088       18,587
                                                                                  2004        $12.088      $12.167       12,264
                                                                                  2005        $12.167      $12.092       12,734
                                                                                  2006        $12.092      $12.239       12,887
                                                                                  2007        $12.239      $13.002       12,449
                                                                                  2008        $13.002      $12.787       10,819
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.703       27,701
                                                                                  2002         $7.703       $5.865       22,735
                                                                                  2003         $5.865       $7.176       22,471
                                                                                  2004         $7.176       $8.071       17,843
                                                                                  2005         $8.071       $8.537       17,061
                                                                                  2006         $8.537       $9.403        8,066
                                                                                  2007         $9.403       $8.578        6,088
                                                                                  2008         $8.578       $5.181        4,690
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.871            0
                                                                                  2004        $12.871      $14.907            0
                                                                                  2005        $14.907      $16.102            0
                                                                                  2006        $16.102      $18.191            0
                                                                                  2007        $18.191      $16.132            0
                                                                                  2008        $16.132      $10.251            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $5.155            0
                                                                                  2002         $5.155       $3.424       10,114
                                                                                  2003         $3.424       $4.432       11,261
                                                                                  2004         $4.432       $4.675       10,553
                                                                                  2005         $4.675       $4.916       10,530
                                                                                  2006         $4.916       $5.354        8,370
                                                                                  2007         $5.354       $5.791        5,638
                                                                                  2008         $5.791       $3.219        5,612

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000       $9.907        5,476
                                                                                  2002         $9.907      $10.287           11
                                                                                  2003        $10.287      $12.109       10,060
                                                                                  2004        $12.109      $12.966       10,115
                                                                                  2005        $12.966      $13.101        9,923
                                                                                  2006        $13.101      $13.655        9,318
                                                                                  2007        $13.655      $13.940        7,046
                                                                                  2008        $13.940       $9.456        5,013
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $11.992          454
                                                                                  2004        $11.992      $13.148          453
                                                                                  2005        $13.148      $13.602          452
                                                                                  2006        $13.602      $15.851        2,958
                                                                                  2007        $15.851      $16.035        6,112
                                                                                  2008        $16.035      $10.826        5,335
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000      $11.323       34,076
                                                                                  2002        $11.323      $10.132       23,297
                                                                                  2003        $10.132      $11.627       25,721
                                                                                  2004        $11.627      $12.336       23,313
                                                                                  2005        $12.336      $12.580       22,633
                                                                                  2006        $12.580      $13.806       22,406
                                                                                  2007        $13.806      $13.664       21,793
                                                                                  2008        $13.664       $7.942       15,637
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $8.691          574
                                                                                  2002         $8.691       $7.455          817
                                                                                  2003         $7.455       $8.910        1,366
                                                                                  2004         $8.910       $9.532        1,390
                                                                                  2005         $9.532       $9.998        1,372
                                                                                  2006         $9.998      $11.064        1,340
                                                                                  2007        $11.064      $11.166        1,304
                                                                                  2008        $11.166       $7.300        1,294
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $4.884       23,440
                                                                                  2002         $4.884       $3.716       30,520
                                                                                  2003         $3.716       $4.709       32,387
                                                                                  2004         $4.709       $5.249       33,385
                                                                                  2005         $5.249       $5.599       33,169
                                                                                  2006         $5.599       $6.764       30,644
                                                                                  2007         $6.764       $7.230       30,906
                                                                                  2008         $7.230       $3.874       24,845

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000      $10.828       77,033
                                                                                  2002        $10.828       $8.601       91,704
                                                                                  2003         $8.601      $10.743       86,267
                                                                                  2004        $10.743      $11.704       81,096
                                                                                  2005        $11.704      $12.076       79,682
                                                                                  2006        $12.076      $13.725       73,306
                                                                                  2007        $13.725      $12.644       67,312
                                                                                  2008        $12.644       $7.600       59,152
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.992       23,212
                                                                                  2002         $4.992       $3.451       25,811
                                                                                  2003         $3.451       $4.164       24,883
                                                                                  2004         $4.164       $4.154       17,563
                                                                                  2005         $4.154       $4.241       16,358
                                                                                  2006         $4.241       $4.514       11,335
                                                                                  2007         $4.514       $4.665       11,529
                                                                                  2008         $4.665       $2.850        7,212
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000       $9.454       31,409
                                                                                  2002         $9.454       $7.384       29,312
                                                                                  2003         $7.384       $8.572       28,446
                                                                                  2004         $8.572       $9.003       32,096
                                                                                  2005         $9.003       $9.993       31,252
                                                                                  2006         $9.993      $10.072       22,968
                                                                                  2007        $10.072       $9.816       21,034
                                                                                  2008         $9.816       $7.981       20,304
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.083        3,526
                                                                                  2002         $9.083       $8.841       10,383
                                                                                  2003         $8.841      $10.970       12,332
                                                                                  2004        $10.970      $11.890        9,798
                                                                                  2005        $11.890      $12.020        8,344
                                                                                  2006        $12.020      $13.026        5,843
                                                                                  2007        $13.026      $13.128        6,674
                                                                                  2008        $13.128       $9.516        5,898
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $11.072       30,539
                                                                                  2002        $11.072      $11.712       38,894
                                                                                  2003        $11.712      $11.992       35,571
                                                                                  2004        $11.992      $12.279       30,631
                                                                                  2005        $12.279      $12.324       30,525
                                                                                  2006        $12.324      $12.631       27,354
                                                                                  2007        $12.631      $13.030       20,527
                                                                                  2008        $13.030       $9.719       12,691

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000       $6.834       35,821
                                                                                  2002         $6.834       $5.517       62,304
                                                                                  2003         $5.517       $6.952       54,739
                                                                                  2004         $6.952       $7.921       62,928
                                                                                  2005         $7.921       $8.714       62,761
                                                                                  2006         $8.714      $10.913       49,847
                                                                                  2007        $10.913      $11.594       46,135
                                                                                  2008        $11.594       $6.372       48,224
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.101        5,125
                                                                                  2002         $8.101       $6.849        6,642
                                                                                  2003         $6.849       $9.258        8,832
                                                                                  2004         $9.258      $10.982       11,161
                                                                                  2005        $10.982      $12.287           11
                                                                                  2006        $12.287      $15.328       13,406
                                                                                  2007        $15.328      $16.080        9,526
                                                                                  2008        $16.080       $8.510        8,122
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $3.951        9,417
                                                                                  2002         $3.951       $3.346       19,288
                                                                                  2003         $3.346       $4.370       21,418
                                                                                  2004         $4.370       $4.857       28,551
                                                                                  2005         $4.857       $5.637       27,659
                                                                                  2006         $5.637       $6.972       27,573
                                                                                  2007         $6.972       $7.738       41,323
                                                                                  2008         $7.738       $4.364       29,222
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $6.333       33,986
                                                                                  2002         $6.333       $4.727       20,471
                                                                                  2003         $4.727       $5.893       15,449
                                                                                  2004         $5.893       $6.509       13,960
                                                                                  2005         $6.509       $6.944       12,271
                                                                                  2006         $6.944       $7.758       10,760
                                                                                  2007         $7.758       $7.213        4,805
                                                                                  2008         $7.213       $4.275        3,713
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.741          271
                                                                                  2004        $12.741      $14.422          498
                                                                                  2005        $14.422      $15.900          490
                                                                                  2006        $15.900      $17.940          485
                                                                                  2007        $17.940      $17.886          779
                                                                                  2008        $17.886      $10.026          776

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.536       11,133
                                                                                  2002        $10.536      $10.454       21,809
                                                                                  2003        $10.454      $10.301       17,754
                                                                                  2004        $10.301      $10.167       14,780
                                                                                  2005        $10.167      $10.222       10,371
                                                                                  2006        $10.222      $10.463       16,515
                                                                                  2007        $10.463      $10.749       12,626
                                                                                  2008        $10.749      $10.810       14,167
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.656       66,807
                                                                                  2002         $4.656       $3.172       62,435
                                                                                  2003         $3.172       $4.119       67,581
                                                                                  2004         $4.119       $4.455       68,465
                                                                                  2005         $4.455       $4.806       64,622
                                                                                  2006         $4.806       $5.116       53,432
                                                                                  2007         $5.116       $5.303       41,793
                                                                                  2008         $5.303       $3.185       34,702
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $13.533       32,556
                                                                                  2002        $13.533      $11.198       40,327
                                                                                  2003        $11.198      $14.546       39,945
                                                                                  2004        $14.546      $16.463       38,789
                                                                                  2005        $16.463      $17.094       37,226
                                                                                  2006        $17.094      $19.446       30,448
                                                                                  2007        $19.446      $18.133       25,419
                                                                                  2008        $18.133       $9.821       19,961
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $2.180       59,395
                                                                                  2002         $2.180       $1.449       95,789
                                                                                  2003         $1.449       $1.928       78,574
                                                                                  2004         $1.928       $2.052       85,012
                                                                                  2005         $2.052       $2.170       82,198
                                                                                  2006         $2.170       $2.392       75,579
                                                                                  2007         $2.392       $2.642       90,153
                                                                                  2008         $2.642       $1.408       89,626
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $8.209       18,133
                                                                                  2002         $8.209       $6.262       26,459
                                                                                  2003         $6.262       $7.694       25,550
                                                                                  2004         $7.694       $8.115       31,252
                                                                                  2005         $8.115       $8.356       30,695
                                                                                  2006         $8.356       $9.120       23,074
                                                                                  2007         $9.120       $8.991       19,501
                                                                                  2008         $8.991       $5.418       18,988

    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.95



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $13.884       46,067
                                                                                  2002        $13.884      $11.126       52,552
                                                                                  2003        $11.126      $16.325       49,574
                                                                                  2004        $16.325      $20.203       52,133
                                                                                  2005        $20.203      $21.203       50,561
                                                                                  2006        $21.203      $24.387       38,690
                                                                                  2007        $24.387      $20.867       35,183
                                                                                  2008        $20.867      $12.406       30,600
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.057          848
                                                                                  2002         $9.057       $6.741        4,169
                                                                                  2003         $6.741       $8.251        4,245
                                                                                  2004         $8.251       $9.838        4,104
                                                                                  2005         $9.838      $10.473        3,983
                                                                                  2006        $10.473      $13.046        4,380
                                                                                  2007        $13.046      $15.341        8,427
                                                                                  2008        $15.341      $10.455        5,903
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $5.536      101,657
                                                                                  2002         $5.536       $3.767       89,328
                                                                                  2003         $3.767       $4.919       95,139
                                                                                  2004         $4.919       $5.720       97,671
                                                                                  2005         $5.720       $6.290       92,136
                                                                                  2006         $6.290       $6.504       83,568
                                                                                  2007         $6.504       $6.620       63,968
                                                                                  2008         $6.620       $3.534       54,672
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $6.097       53,847
                                                                                  2002         $6.097       $4.392       96,293
                                                                                  2003         $4.392       $5.379       88,245
                                                                                  2004         $5.379       $5.540       86,416
                                                                                  2005         $5.540       $5.741       82,195
                                                                                  2006         $5.741       $5.935       66,855
                                                                                  2007         $5.935       $6.140       54,132
                                                                                  2008         $6.140       $3.791       46,156



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

             With the Enhanced Beneficiary Protection Option

                        Mortality & Expense = 1.8



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2000        $10.000      $10.741           0
                                                                                  2001        $10.741      $11.237      41,540
                                                                                  2002        $11.237      $12.013      77,146
                                                                                  2003        $12.013      $11.980      56,002
                                                                                  2004        $11.980      $12.078      48,670
                                                                                  2005        $12.078      $12.021      50,722
                                                                                  2006        $12.021      $12.186      43,977
                                                                                  2007        $12.186      $12.966      30,146
                                                                                  2008        $12.966      $12.771      17,616
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2000        $10.000       $9.119           0
                                                                                  2001         $9.119       $7.709      22,254
                                                                                  2002         $7.709       $5.878      72,164
                                                                                  2003         $5.878       $7.203      74,374
                                                                                  2004         $7.203       $8.114      70,120
                                                                                  2005         $8.114       $8.596      40,134
                                                                                  2006         $8.596       $9.482      34,989
                                                                                  2007         $9.482       $8.663      25,753
                                                                                  2008         $8.663       $5.241      22,258
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.884     209,837
                                                                                  2004        $12.884      $14.945         104
                                                                                  2005        $14.945      $16.168          48
                                                                                  2006        $16.168      $18.294       1,850
                                                                                  2007        $18.294      $16.247       2,112
                                                                                  2008        $16.247      $10.341       3,202
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2000        $10.000       $7.302           0
                                                                                  2001         $7.302       $4.963       3,765
                                                                                  2002         $4.963       $3.432      24,777
                                                                                  2003         $3.432       $4.449      22,488
                                                                                  2004         $4.449       $4.700      21,383
                                                                                  2005         $4.700       $4.950      13,979
                                                                                  2006         $4.950       $5.399      13,457
                                                                                  2007         $5.399       $5.848      11,304
                                                                                  2008         $5.848       $3.256       6,904

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

             With the Enhanced Beneficiary Protection Option

                        Mortality & Expense = 1.8



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2000        $10.000       $9.912       5,450
                                                                                  2001         $9.912      $10.074      28,421
                                                                                  2002        $10.074      $10.477      42,108
                                                                                  2003        $10.477      $12.351      40,849
                                                                                  2004        $12.351      $13.245      52,855
                                                                                  2005        $13.245      $13.404      52,667
                                                                                  2006        $13.404      $13.992      45,691
                                                                                  2007        $13.992      $14.306      36,476
                                                                                  2008        $14.306       $9.719      32,193
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.004         223
                                                                                  2004        $12.004      $13.181       2,797
                                                                                  2005        $13.181      $13.657       4,157
                                                                                  2006        $13.657      $15.940       6,031
                                                                                  2007        $15.940      $16.150       9,634
                                                                                  2008        $16.150      $10.920       9,568
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2000        $10.000      $10.873         461
                                                                                  2001        $10.873      $10.725      17,197
                                                                                  2002        $10.725       $9.611      47,268
                                                                                  2003         $9.611      $11.046      53,713
                                                                                  2004        $11.046      $11.737      51,858
                                                                                  2005        $11.737      $11.988      43,832
                                                                                  2006        $11.988      $13.176      39,455
                                                                                  2007        $13.176      $13.061      33,534
                                                                                  2008        $13.061       $7.603      29,214
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2000        $10.000       $9.699       2,983
                                                                                  2001         $9.699       $8.713       8,340
                                                                                  2002         $8.713       $7.484      24,192
                                                                                  2003         $7.484       $8.959      19,413
                                                                                  2004         $8.959       $9.599      18,201
                                                                                  2005         $9.599      $10.084      17,789
                                                                                  2006        $10.084      $11.177      15,704
                                                                                  2007        $11.177      $11.297      13,176
                                                                                  2008        $11.297       $7.397       7,744
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2000        $10.000       $7.461       5,344
                                                                                  2001         $7.461       $5.145      26,885
                                                                                  2002         $5.145       $3.921      17,230
                                                                                  2003         $3.921       $4.976      19,624
                                                                                  2004         $4.976       $5.555      18,863
                                                                                  2005         $5.555       $5.934      13,612
                                                                                  2006         $5.934       $7.181      10,222
                                                                                  2007         $7.181       $7.687       4,379
                                                                                  2008         $7.687       $4.125       2,605

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

             With the Enhanced Beneficiary Protection Option

                        Mortality & Expense = 1.8



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2000        $10.000      $10.834      29,010
                                                                                  2001        $10.834       $9.958     135,441
                                                                                  2002         $9.958       $7.922     272,704
                                                                                  2003         $7.922       $9.909     242,304
                                                                                  2004         $9.909      $10.812     221,808
                                                                                  2005        $10.812      $11.173     178,056
                                                                                  2006        $11.173      $12.719     139,397
                                                                                  2007        $12.719      $11.734      93,231
                                                                                  2008        $11.734       $7.064      73,673
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2000        $10.000       $7.357      66,432
                                                                                  2001         $7.357       $4.905     147,862
                                                                                  2002         $4.905       $3.396     199,911
                                                                                  2003         $3.396       $4.104     209,837
                                                                                  2004         $4.104       $4.101     280,301
                                                                                  2005         $4.101       $4.193     275,130
                                                                                  2006         $4.193       $4.470     286,675
                                                                                  2007         $4.470       $4.626     202,415
                                                                                  2008         $4.626       $2.831     185,924
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2000        $10.000      $12.207       1,459
                                                                                  2001        $12.207       $9.618       9,401
                                                                                  2002         $9.618       $7.524      13,106
                                                                                  2003         $7.524       $8.747      16,227
                                                                                  2004         $8.747       $9.201      27,201
                                                                                  2005         $9.201      $10.229      27,703
                                                                                  2006        $10.229      $10.325      27,971
                                                                                  2007        $10.325      $10.078      22,982
                                                                                  2008        $10.078       $8.207      17,661
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2000        $10.000       $9.145       2,519
                                                                                  2001         $9.145       $9.307      14,259
                                                                                  2002         $9.307       $9.073      28,759
                                                                                  2003         $9.073      $11.275      39,363
                                                                                  2004        $11.275      $12.240      45,960
                                                                                  2005        $12.240      $12.392      41,020
                                                                                  2006        $12.392      $13.450      35,640
                                                                                  2007        $13.450      $13.576      35,672
                                                                                  2008        $13.576       $9.856      31,039

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

             With the Enhanced Beneficiary Protection Option

                        Mortality & Expense = 1.8



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2000        $10.000      $10.604         129
                                                                                  2001        $10.604      $11.172      15,056
                                                                                  2002        $11.172      $11.836      83,118
                                                                                  2003        $11.836      $12.137      74,879
                                                                                  2004        $12.137      $12.447      78,117
                                                                                  2005        $12.447      $12.512      68,984
                                                                                  2006        $12.512      $12.843      60,944
                                                                                  2007        $12.843      $13.270      44,710
                                                                                  2008        $13.270       $9.913      40,075
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2000        $10.000       $9.154      30,807
                                                                                  2001         $9.154       $7.135      86,352
                                                                                  2002         $7.135       $5.769     195,339
                                                                                  2003         $5.769       $7.281     158,436
                                                                                  2004         $7.281       $8.308     139,656
                                                                                  2005         $8.308       $9.154     107,497
                                                                                  2006         $9.154      $11.482      86,834
                                                                                  2007        $11.482      $12.217      63,410
                                                                                  2008        $12.217       $6.724      56,814
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2000        $10.000       $9.977       1,633
                                                                                  2001         $9.977       $7.758      31,635
                                                                                  2002         $7.758       $6.569      49,812
                                                                                  2003         $6.569       $8.893      47,622
                                                                                  2004         $8.893      $10.565      45,770
                                                                                  2005        $10.565      $11.838      40,872
                                                                                  2006        $11.838      $14.791      38,160
                                                                                  2007        $14.791      $15.541      26,298
                                                                                  2008        $15.541       $8.238      21,538
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2000        $10.000       $6.623      14,011
                                                                                  2001         $6.623       $4.638      21,788
                                                                                  2002         $4.638       $3.934      33,399
                                                                                  2003         $3.934       $5.146      27,083
                                                                                  2004         $5.146       $5.728      24,899
                                                                                  2005         $5.728       $6.658       6,012
                                                                                  2006         $6.658       $8.247      19,259
                                                                                  2007         $8.247       $9.168      18,372
                                                                                  2008         $9.168       $5.178       9,343
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2000        $10.000       $8.347      63,192
                                                                                  2001         $8.347       $6.165     103,926
                                                                                  2002         $6.165       $4.609      87,628
                                                                                  2003         $4.609       $5.754      91,950
                                                                                  2004         $5.754       $6.365      80,575
                                                                                  2005         $6.365       $6.801      74,172
                                                                                  2006         $6.801       $7.609      67,441
                                                                                  2007         $7.609       $7.086      36,131
                                                                                  2008         $7.086       $4.206      27,695

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

             With the Enhanced Beneficiary Protection Option

                        Mortality & Expense = 1.8



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.753         211
                                                                                  2004        $12.753      $14.458       6,271
                                                                                  2005        $14.458      $15.965       6,718
                                                                                  2006        $15.965      $18.041       5,720
                                                                                  2007        $18.041      $18.014       3,058
                                                                                  2008        $18.014      $10.113       2,996
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2000        $10.000      $10.281           0
                                                                                  2001        $10.281      $10.476      11,827
                                                                                  2002        $10.476      $10.410      27,176
                                                                                  2003        $10.410      $10.274      91,950
                                                                                  2004        $10.274      $10.155      15,946
                                                                                  2005        $10.155      $10.225      13,584
                                                                                  2006        $10.225      $10.483      12,581
                                                                                  2007        $10.483      $10.786      19,191
                                                                                  2008        $10.786      $10.864      24,254
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2000        $10.000       $7.145      27,467
                                                                                  2001         $7.145       $4.901     129,106
                                                                                  2002         $4.901       $3.344     206,902
                                                                                  2003         $3.344       $4.349     196,015
                                                                                  2004         $4.349       $4.711     158,361
                                                                                  2005         $4.711       $5.089     103,464
                                                                                  2006         $5.089       $5.426      95,624
                                                                                  2007         $5.426       $5.633      75,269
                                                                                  2008         $5.633       $3.389      58,874
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2000        $10.000      $11.974      10,866
                                                                                  2001        $11.974      $12.148      68,963
                                                                                  2002        $12.148      $10.067     140,505
                                                                                  2003        $10.067      $13.097     142,195
                                                                                  2004        $13.097      $14.846     138,540
                                                                                  2005        $14.846      $15.438     132,245
                                                                                  2006        $15.438      $17.589     119,380
                                                                                  2007        $17.589      $16.427      86,758
                                                                                  2008        $16.427       $8.911      82,104
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2000        $10.000       $6.118      16,542
                                                                                  2001         $6.118       $3.262      27,341
                                                                                  2002         $3.262       $2.171      37,142
                                                                                  2003         $2.171       $2.893      25,842
                                                                                  2004         $2.893       $3.084      22,048
                                                                                  2005         $3.084       $3.266      15,510
                                                                                  2006         $3.266       $3.606      13,056
                                                                                  2007         $3.606       $3.990      12,828
                                                                                  2008         $3.990       $2.129       3,529

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

             With the Enhanced Beneficiary Protection Option

                        Mortality & Expense = 1.8



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2000        $10.000       $9.571      15,213
                                                                                  2001         $9.571       $7.628      62,169
                                                                                  2002         $7.628       $5.827     111,007
                                                                                  2003         $5.827       $7.171     106,068
                                                                                  2004         $7.171       $7.575      85,801
                                                                                  2005         $7.575       $7.812      60,976
                                                                                  2006         $7.812       $8.539      51,543
                                                                                  2007         $8.539       $8.431      29,100
                                                                                  2008         $8.431       $5.088      23,632
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2000        $10.000      $11.532      10,172
                                                                                  2001        $11.532      $13.377      36,049
                                                                                  2002        $13.377      $10.736      70,905
                                                                                  2003        $10.736      $15.777      62,922
                                                                                  2004        $15.777      $19.555      60,295
                                                                                  2005        $19.555      $20.554      45,876
                                                                                  2006        $20.554      $23.676      38,748
                                                                                  2007        $23.676      $20.291      25,592
                                                                                  2008        $20.291      $12.082      20,607
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2000        $10.000      $11.197       2,551
                                                                                  2001        $11.197       $8.540      17,321
                                                                                  2002         $8.540       $6.366      18,888
                                                                                  2003         $6.366       $7.804      16,554
                                                                                  2004         $7.804       $9.319      25,992
                                                                                  2005         $9.319       $9.936      38,084
                                                                                  2006         $9.936      $12.396      33,280
                                                                                  2007        $12.396      $14.599      17,772
                                                                                  2008        $14.599       $9.965      15,364
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2000        $10.000       $8.452      38,002
                                                                                  2001         $8.452       $5.518     118,606
                                                                                  2002         $5.518       $3.761     167,461
                                                                                  2003         $3.761       $4.918     243,080
                                                                                  2004         $4.918       $5.728     258,076
                                                                                  2005         $5.728       $6.308     209,955
                                                                                  2006         $6.308       $6.533     168,849
                                                                                  2007         $6.533       $6.659      94,470
                                                                                  2008         $6.659       $3.561      87,442
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2000        $10.000       $8.211     163,084
                                                                                  2001         $8.211       $6.256     282,238
                                                                                  2002         $6.256       $4.513     408,355
                                                                                  2003         $4.513       $5.536     363,739
                                                                                  2004         $5.536       $5.710     356,761
                                                                                  2005         $5.710       $5.927     307,379
                                                                                  2006         $5.927       $6.137     247,596
                                                                                  2007         $6.137       $6.358     174,289
                                                                                  2008         $6.358       $3.931     150,334

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

             With the Enhanced Beneficiary Protection Option

                        Mortality & Expense = 1.8



* The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on April 28, 2000. The Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on April 28, 2000, except the Putnam VT Technology Sub-Account, which was first offered on July 17, 2000, the Putnam VT Capital Appreciation and Voyager II Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.85



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000      $11.250          801
                                                                                  2002        $11.250      $12.021        1,162
                                                                                  2003        $12.021      $11.983        1,049
                                                                                  2004        $11.983      $12.074        1,116
                                                                                  2005        $12.074      $12.011        1,014
                                                                                  2006        $12.011      $12.169           29
                                                                                  2007        $12.169      $12.942           28
                                                                                  2008        $12.942      $12.741           20
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.713        4,084
                                                                                  2002         $7.713       $5.878        4,069
                                                                                  2003         $5.878       $7.200        4,051
                                                                                  2004         $7.200       $8.106          930
                                                                                  2005         $8.106       $8.583          926
                                                                                  2006         $8.583       $9.463          923
                                                                                  2007         $9.463       $8.641          919
                                                                                  2008         $8.641       $5.225          915
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.880            0
                                                                                  2004        $12.880      $14.933            0
                                                                                  2005        $14.933      $16.146            0
                                                                                  2006        $16.146      $18.259            0
                                                                                  2007        $18.259      $16.208            0
                                                                                  2008        $16.208      $10.311            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $5.159            0
                                                                                  2002         $5.159       $3.432        3,195
                                                                                  2003         $3.432       $4.447        2,778
                                                                                  2004         $4.447       $4.695        2,110
                                                                                  2005         $4.695       $4.942        1,191
                                                                                  2006         $4.942       $5.388        1,188
                                                                                  2007         $5.388       $5.833        1,184
                                                                                  2008         $5.833       $3.247        1,179

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.85



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000      $10.086        5,676
                                                                                  2002        $10.086      $10.484        4,652
                                                                                  2003        $10.484      $12.354        3,893
                                                                                  2004        $12.354      $13.241        2,352
                                                                                  2005        $13.241      $13.393        2,200
                                                                                  2006        $13.393      $13.973        1,177
                                                                                  2007        $13.973      $14.280        1,171
                                                                                  2008        $14.280       $9.697        1,161
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $12.000            0
                                                                                  2004        $12.000      $13.170            0
                                                                                  2005        $13.170      $13.639            0
                                                                                  2006        $13.639      $15.910            0
                                                                                  2007        $15.910      $16.112            0
                                                                                  2008        $16.112      $10.889            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000      $10.738          436
                                                                                  2002        $10.738       $9.617        1,439
                                                                                  2003         $9.617      $11.048        1,038
                                                                                  2004        $11.048      $11.734        1,026
                                                                                  2005        $11.734      $11.978          685
                                                                                  2006        $11.978      $13.158          499
                                                                                  2007        $13.158      $13.037          498
                                                                                  2008        $13.037       $7.585          508
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $8.723        1,562
                                                                                  2002         $8.723       $7.490        1,556
                                                                                  2003         $7.490       $8.961        1,549
                                                                                  2004         $8.961       $9.596          867
                                                                                  2005         $9.596      $10.076          863
                                                                                  2006        $10.076      $11.161          860
                                                                                  2007        $11.161      $11.276          857
                                                                                  2008        $11.276       $7.379          853
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $5.151          610
                                                                                  2002         $5.151       $3.924        2,322
                                                                                  2003         $3.924       $4.977        1,055
                                                                                  2004         $4.977       $5.553            0
                                                                                  2005         $5.553       $5.929            0
                                                                                  2006         $5.929       $7.171            0
                                                                                  2007         $7.171       $7.673            0
                                                                                  2008         $7.673       $4.116            0

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.85



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.970        6,041
                                                                                  2002         $9.970       $7.927       14,261
                                                                                  2003         $7.927       $9.911       13,133
                                                                                  2004         $9.911      $10.809        9,611
                                                                                  2005        $10.809      $11.164        5,907
                                                                                  2006        $11.164      $12.702        4,097
                                                                                  2007        $12.702      $11.713        4,043
                                                                                  2008        $11.713       $7.047        4,240
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $5.140            0
                                                                                  2002         $5.140       $3.399            0
                                                                                  2003         $3.399       $4.105            0
                                                                                  2004         $4.105       $4.099            0
                                                                                  2005         $4.099       $4.189            0
                                                                                  2006         $4.189       $4.463            0
                                                                                  2007         $4.463       $4.617            0
                                                                                  2008         $4.617       $2.824            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000       $9.630        4,727
                                                                                  2002         $9.630       $7.529        2,379
                                                                                  2003         $7.529       $8.748        2,377
                                                                                  2004         $8.748       $9.198        1,557
                                                                                  2005         $9.198      $10.220        1,556
                                                                                  2006        $10.220      $10.312          598
                                                                                  2007        $10.312      $10.059          596
                                                                                  2008        $10.059       $8.187          594
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.318        1,025
                                                                                  2002         $9.318       $9.080       18,435
                                                                                  2003         $9.080      $11.277        3,279
                                                                                  2004        $11.277      $12.236        2,828
                                                                                  2005        $12.236      $12.382          865
                                                                                  2006        $12.382      $13.432            0
                                                                                  2007        $13.432      $13.551            0
                                                                                  2008        $13.551       $9.833            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $11.185          809
                                                                                  2002        $11.185      $11.844        9,411
                                                                                  2003        $11.844      $12.139        8,569
                                                                                  2004        $12.139      $12.443        7,817
                                                                                  2005        $12.443      $12.502        8,166
                                                                                  2006        $12.502      $12.826        7,655
                                                                                  2007        $12.826      $13.245        7,271
                                                                                  2008        $13.245       $9.889        5,760

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.85



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000       $7.144        2,541
                                                                                  2002         $7.144       $5.773       14,364
                                                                                  2003         $5.773       $7.282       14,000
                                                                                  2004         $7.282       $8.305       13,534
                                                                                  2005         $8.305       $9.146       13,173
                                                                                  2006         $9.146      $11.466       11,352
                                                                                  2007        $11.466      $12.195       10,982
                                                                                  2008        $12.195       $6.708       11,548
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.277            0
                                                                                  2002         $8.277       $6.574            0
                                                                                  2003         $6.574       $8.894            0
                                                                                  2004         $8.894      $10.562            0
                                                                                  2005        $10.562      $11.828            0
                                                                                  2006        $11.828      $14.771            0
                                                                                  2007        $14.771      $15.512            0
                                                                                  2008        $15.512       $8.218            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.644          661
                                                                                  2002         $4.644       $3.936        2,134
                                                                                  2003         $3.936       $5.147        1,972
                                                                                  2004         $5.147       $5.726        1,314
                                                                                  2005         $5.726       $6.652            0
                                                                                  2006         $6.652       $8.236            0
                                                                                  2007         $8.236       $9.151            0
                                                                                  2008         $9.151       $5.166            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $6.172        2,612
                                                                                  2002         $6.172       $4.612       10,714
                                                                                  2003         $4.612       $5.755       10,600
                                                                                  2004         $5.755       $6.362       10,427
                                                                                  2005         $6.362       $6.795        8,117
                                                                                  2006         $6.795       $7.599       11,140
                                                                                  2007         $7.599       $7.072       11,303
                                                                                  2008         $7.072       $4.196       11,494
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.749            0
                                                                                  2004        $12.749      $14.446            0
                                                                                  2005        $14.446      $15.944            0
                                                                                  2006        $15.944      $18.007            0
                                                                                  2007        $18.007      $17.971            0
                                                                                  2008        $17.971      $10.084            0

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.85



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.472            0
                                                                                  2002        $10.472      $10.417       11,326
                                                                                  2003        $10.417      $10.276        5,828
                                                                                  2004        $10.276      $10.152            0
                                                                                  2005        $10.152      $10.217            0
                                                                                  2006        $10.217      $10.469            0
                                                                                  2007        $10.469      $10.766            0
                                                                                  2008        $10.766      $10.838            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.907        4,200
                                                                                  2002         $4.907       $3.346       15,119
                                                                                  2003         $3.346       $4.350       15,166
                                                                                  2004         $4.350       $4.710       12,212
                                                                                  2005         $4.710       $5.085       10,637
                                                                                  2006         $5.085       $5.419        9,007
                                                                                  2007         $5.419       $5.623        8,980
                                                                                  2008         $5.623       $3.380        8,932
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $12.162          312
                                                                                  2002        $12.162      $10.074        4,006
                                                                                  2003        $10.074      $13.099        3,970
                                                                                  2004        $13.099      $14.841        3,941
                                                                                  2005        $14.841      $15.426        3,926
                                                                                  2006        $15.426      $17.566        3,644
                                                                                  2007        $17.566      $16.396        3,633
                                                                                  2008        $16.396       $8.890        3,615
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $3.266        1,478
                                                                                  2002         $3.266       $2.173        6,113
                                                                                  2003         $2.173       $2.894        6,077
                                                                                  2004         $2.894       $3.083        5,694
                                                                                  2005         $3.083       $3.264        5,667
                                                                                  2006         $3.264       $3.601        1,884
                                                                                  2007         $3.601       $3.982        1,879
                                                                                  2008         $3.982       $2.124        1,871
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $7.637        8,988
                                                                                  2002         $7.637       $5.831       17,581
                                                                                  2003         $5.831       $7.172       17,461
                                                                                  2004         $7.172       $7.572       12,182
                                                                                  2005         $7.572       $7.805       12,052
                                                                                  2006         $7.805       $8.528        9,663
                                                                                  2007         $8.528       $8.416        9,664
                                                                                  2008         $8.416       $5.076       10,013

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

      With the Earnings Protection Death Benefit Option (Age 65 or Younger)

                           Mortality & Expense = 1.85



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $13.393        1,722
                                                                                  2002        $13.393      $10.743        2,842
                                                                                  2003        $10.743      $15.780        2,873
                                                                                  2004        $15.780      $19.548        1,246
                                                                                  2005        $19.548      $20.537        1,240
                                                                                  2006        $20.537      $23.644          358
                                                                                  2007        $23.644      $20.253          357
                                                                                  2008        $20.253      $12.053          355
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.550          552
                                                                                  2002         $8.550       $6.371            0
                                                                                  2003         $6.371       $7.805            0
                                                                                  2004         $7.805       $9.316            0
                                                                                  2005         $9.316       $9.928            0
                                                                                  2006         $9.928      $12.379            0
                                                                                  2007        $12.379      $14.572            0
                                                                                  2008        $14.572       $9.941            0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $5.525        3,046
                                                                                  2002         $5.525       $3.763       13,645
                                                                                  2003         $3.763       $4.919       13,530
                                                                                  2004         $4.919       $5.726       12,181
                                                                                  2005         $5.726       $6.303       12,080
                                                                                  2006         $6.303       $6.524       11,363
                                                                                  2007         $6.524       $6.647       11,322
                                                                                  2008         $6.647       $3.552       11,247
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $6.263        2,798
                                                                                  2002         $6.263       $4.516       10,785
                                                                                  2003         $4.516       $5.537       10,310
                                                                                  2004         $5.537       $5.708        7,697
                                                                                  2005         $5.708       $5.922          900
                                                                                  2006         $5.922       $6.128          897
                                                                                  2007         $6.128       $6.346          895
                                                                                  2008         $6.346       $3.922          891



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                        Mortality & Expense = 2.0



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000      $11.163           0
                                                                                  2002        $11.163      $11.991           0
                                                                                  2003        $11.991      $11.934           0
                                                                                  2004        $11.934      $12.006           0
                                                                                  2005        $12.006      $11.926           0
                                                                                  2006        $11.926      $12.064           0
                                                                                  2007        $12.064      $12.811           0
                                                                                  2008        $12.811      $12.592           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.705       7,227
                                                                                  2002         $7.705       $5.863       7,227
                                                                                  2003         $5.863       $7.171       7,227
                                                                                  2004         $7.171       $8.060       3,613
                                                                                  2005         $8.060       $8.522       3,613
                                                                                  2006         $8.522       $9.381           0
                                                                                  2007         $9.381       $8.554           0
                                                                                  2008         $8.554       $5.164           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.867           0
                                                                                  2004        $12.867      $14.895           0
                                                                                  2005        $14.895      $16.080           0
                                                                                  2006        $16.080      $18.158           0
                                                                                  2007        $18.158      $16.093           0
                                                                                  2008        $16.093      $10.222           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $5.157           0
                                                                                  2002         $5.157       $3.423           0
                                                                                  2003         $3.423       $4.429           0
                                                                                  2004         $4.429       $4.669           0
                                                                                  2005         $4.669       $4.907           0
                                                                                  2006         $4.907       $5.342           0
                                                                                  2007         $5.342       $5.774           0
                                                                                  2008         $5.774       $3.209           0

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                        Mortality & Expense = 2.0



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000      $10.076         703
                                                                                  2002        $10.076      $10.458         703
                                                                                  2003        $10.458      $12.303         703
                                                                                  2004        $12.303      $13.167         703
                                                                                  2005        $13.167      $13.298           0
                                                                                  2006        $13.298      $13.853           0
                                                                                  2007        $13.853      $14.135           0
                                                                                  2008        $14.135       $9.583           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $11.988           0
                                                                                  2004        $11.988      $13.137           0
                                                                                  2005        $13.137      $13.583           0
                                                                                  2006        $13.583      $15.821           0
                                                                                  2007        $15.821      $15.997           0
                                                                                  2008        $15.997      $10.795           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000      $10.727       1,273
                                                                                  2002        $10.727       $9.593       4,898
                                                                                  2003         $9.593      $11.003       4,898
                                                                                  2004        $11.003      $11.668       4,744
                                                                                  2005        $11.668      $11.893       4,585
                                                                                  2006        $11.893      $13.045       4,437
                                                                                  2007        $13.045      $12.904       4,274
                                                                                  2008        $12.904       $7.496       3,417
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $8.868           0
                                                                                  2002         $8.868       $7.470           0
                                                                                  2003         $7.470       $8.924           0
                                                                                  2004         $8.924       $9.542           0
                                                                                  2005         $9.542      $10.004           0
                                                                                  2006        $10.004      $11.065           0
                                                                                  2007        $11.065      $11.161           0
                                                                                  2008        $11.161       $7.293           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $5.146         310
                                                                                  2002         $5.146       $3.914         310
                                                                                  2003         $3.914       $4.957         310
                                                                                  2004         $4.957       $5.522         310
                                                                                  2005         $5.522       $5.887         310
                                                                                  2006         $5.887       $7.109         310
                                                                                  2007         $7.109       $7.595         310
                                                                                  2008         $7.595       $4.068           0

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                        Mortality & Expense = 2.0



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.960      10,987
                                                                                  2002         $9.960       $7.907      15,117
                                                                                  2003         $7.907       $9.871      14,154
                                                                                  2004         $9.871      $10.748      13,980
                                                                                  2005        $10.748      $11.085      13,124
                                                                                  2006        $11.085      $12.592      12,956
                                                                                  2007        $12.592      $11.594       5,914
                                                                                  2008        $11.594       $6.965       3,866
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.906         794
                                                                                  2002         $4.906       $3.390         791
                                                                                  2003         $3.390       $4.088           0
                                                                                  2004         $4.088       $4.076           0
                                                                                  2005         $4.076       $4.159           0
                                                                                  2006         $4.159       $4.425           0
                                                                                  2007         $4.425       $4.570           0
                                                                                  2008         $4.570       $2.791           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000       $9.620         871
                                                                                  2002         $9.620       $7.509         871
                                                                                  2003         $7.509       $8.713         871
                                                                                  2004         $8.713       $9.147         871
                                                                                  2005         $9.147      $10.147         162
                                                                                  2006        $10.147      $10.223         162
                                                                                  2007        $10.223       $9.957         162
                                                                                  2008         $9.957       $8.092           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.309      22,140
                                                                                  2002         $9.309       $9.057           0
                                                                                  2003         $9.057      $11.231           0
                                                                                  2004        $11.231      $12.167           0
                                                                                  2005        $12.167      $12.294           0
                                                                                  2006        $12.294      $13.316           0
                                                                                  2007        $13.316      $13.413           0
                                                                                  2008        $13.413       $9.718           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $11.174         647
                                                                                  2002        $11.174      $11.814       3,889
                                                                                  2003        $11.814      $12.090       3,889
                                                                                  2004        $12.090      $12.374       3,749
                                                                                  2005        $12.374      $12.413       3,607
                                                                                  2006        $12.413      $12.715       3,473
                                                                                  2007        $12.715      $13.111       3,325
                                                                                  2008        $13.111       $9.774       3,087

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                        Mortality & Expense = 2.0



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000       $7.137       1,062
                                                                                  2002         $7.137       $5.758       1,058
                                                                                  2003         $5.758       $7.253           0
                                                                                  2004         $7.253       $8.259           0
                                                                                  2005         $8.259       $9.081           0
                                                                                  2006         $9.081      $11.367           0
                                                                                  2007        $11.367      $12.071           0
                                                                                  2008        $12.071       $6.630           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $8.273           0
                                                                                  2002         $8.273       $6.557           0
                                                                                  2003         $6.557       $8.858           0
                                                                                  2004         $8.858      $10.502           0
                                                                                  2005        $10.502      $11.744           0
                                                                                  2006        $11.744      $14.644           0
                                                                                  2007        $14.644      $15.355           0
                                                                                  2008        $15.355       $8.122           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.806           0
                                                                                  2002         $4.806       $3.926           0
                                                                                  2003         $3.926       $5.126           0
                                                                                  2004         $5.126       $5.694           0
                                                                                  2005         $5.694       $6.605           0
                                                                                  2006         $6.605       $8.165           0
                                                                                  2007         $8.165       $9.058           0
                                                                                  2008         $9.058       $5.106           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $6.166         934
                                                                                  2002         $6.166       $4.600         930
                                                                                  2003         $4.600       $5.731           0
                                                                                  2004         $5.731       $6.327           0
                                                                                  2005         $6.327       $6.747           0
                                                                                  2006         $6.747       $7.534           0
                                                                                  2007         $7.534       $7.001           0
                                                                                  2008         $7.001       $4.147           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.736           0
                                                                                  2004        $12.736      $14.409           0
                                                                                  2005        $14.409      $15.879           0
                                                                                  2006        $15.879      $17.907           0
                                                                                  2007        $17.907      $17.843           0
                                                                                  2008        $17.843       $9.997           0

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                        Mortality & Expense = 2.0



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.478           0
                                                                                  2002        $10.478      $10.390           0
                                                                                  2003        $10.390      $10.234           0
                                                                                  2004        $10.234      $10.095       3,745
                                                                                  2005        $10.095      $10.144       3,745
                                                                                  2006        $10.144      $10.379           0
                                                                                  2007        $10.379      $10.657           0
                                                                                  2008        $10.657      $10.712           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.902       1,348
                                                                                  2002         $4.902       $3.338       1,348
                                                                                  2003         $3.338       $4.332       1,348
                                                                                  2004         $4.332       $4.683       1,348
                                                                                  2005         $4.683       $5.049           0
                                                                                  2006         $5.049       $5.372           0
                                                                                  2007         $5.372       $5.566           0
                                                                                  2008         $5.566       $3.341           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $12.374           0
                                                                                  2002        $12.374      $10.049           0
                                                                                  2003        $10.049      $13.046           0
                                                                                  2004        $13.046      $14.758           0
                                                                                  2005        $14.758      $15.316           0
                                                                                  2006        $15.316      $17.414           0
                                                                                  2007        $17.414      $16.230           0
                                                                                  2008        $16.230       $8.786           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $3.263       1,215
                                                                                  2002         $3.263       $2.167       1,210
                                                                                  2003         $2.167       $2.882           0
                                                                                  2004         $2.882       $3.066           0
                                                                                  2005         $3.066       $3.241           0
                                                                                  2006         $3.241       $3.570           0
                                                                                  2007         $3.570       $3.942           0
                                                                                  2008         $3.942       $2.099           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $7.629       5,566
                                                                                  2002         $7.629       $5.816      11,170
                                                                                  2003         $5.816       $7.143      11,170
                                                                                  2004         $7.143       $7.530       9,069
                                                                                  2005         $7.530       $7.749       7,954
                                                                                  2006         $7.749       $8.454       5,862
                                                                                  2007         $8.454       $8.330       5,613
                                                                                  2008         $8.330       $5.017       5,211

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

         With the Earnings Protection Death Benefit Option (Ages 66-75)

                        Mortality & Expense = 2.0



                                                                                                                      Number of
                                                                                           Accumulation Accumulation    Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End     at End of
Sub Accounts                                                                   December 31   of Period    of Period     Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $13.379         300
                                                                                  2002        $13.379      $10.716         299
                                                                                  2003        $10.716      $15.716           0
                                                                                  2004        $15.716      $19.439           0
                                                                                  2005        $19.439      $20.391           0
                                                                                  2006        $20.391      $23.440           0
                                                                                  2007        $23.440      $20.047           0
                                                                                  2008        $20.047      $11.913           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.282           0
                                                                                  2002         $9.282       $6.354           0
                                                                                  2003         $6.354       $7.773           0
                                                                                  2004         $7.773       $9.263           0
                                                                                  2005         $9.263       $9.857           0
                                                                                  2006         $9.857      $12.272           0
                                                                                  2007        $12.272      $14.424           0
                                                                                  2008        $14.424       $9.825           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $5.652           0
                                                                                  2002         $5.652       $3.754           0
                                                                                  2003         $3.754       $4.899           0
                                                                                  2004         $4.899       $5.694           0
                                                                                  2005         $5.694       $6.258           0
                                                                                  2006         $6.258       $6.468           0
                                                                                  2007         $6.468       $6.579           0
                                                                                  2008         $6.579       $3.511           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $6.257         869
                                                                                  2002         $6.257       $4.505         866
                                                                                  2003         $4.505       $5.514         252
                                                                                  2004         $5.514       $5.676         252
                                                                                  2005         $5.676       $5.880         252
                                                                                  2006         $5.880       $6.075         252
                                                                                  2007         $6.075       $6.282         252
                                                                                  2008         $6.282       $3.876           0



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 2.0



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund--Class IB
                                                                                  2001        $10.000      $11.222         290
                                                                                  2002        $11.222      $11.972       4,222
                                                                                  2003        $11.972      $11.915       3,555
                                                                                  2004        $11.915      $11.988       2,919
                                                                                  2005        $11.988      $11.908       4,222
                                                                                  2006        $11.908      $12.046       4,140
                                                                                  2007        $12.046      $12.791         241
                                                                                  2008        $12.791      $12.573          50
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund--Class IB
                                                                                  2001        $10.000       $7.698       5,943
                                                                                  2002         $7.698       $5.858      12,843
                                                                                  2003         $5.858       $7.164      10,211
                                                                                  2004         $7.164       $8.053       9,765
                                                                                  2005         $8.053       $8.514          10
                                                                                  2006         $8.514       $9.373      10,248
                                                                                  2007         $9.373       $8.546       8,324
                                                                                  2008         $8.546       $5.160       8,088
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund--Class IB
                                                                                  2003        $10.000      $12.867           0
                                                                                  2004        $12.867      $14.895           0
                                                                                  2005        $14.895      $16.080           0
                                                                                  2006        $16.080      $18.158           0
                                                                                  2007        $18.158      $16.093         811
                                                                                  2008        $16.093      $10.222         830
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund--Class IB
                                                                                  2001        $10.000       $5.152           0
                                                                                  2002         $5.152       $3.420         917
                                                                                  2003         $3.420       $4.425       2,539
                                                                                  2004         $4.425       $4.665       3,039
                                                                                  2005         $4.665       $4.903       3,864
                                                                                  2006         $4.903       $5.337       1,432
                                                                                  2007         $5.337       $5.769           0
                                                                                  2008         $5.769       $3.206           0

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 2.0



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund--Class IB
                                                                                  2001        $10.000      $10.167           0
                                                                                  2002        $10.167      $10.442       2,590
                                                                                  2003        $10.442      $12.285       3,518
                                                                                  2004        $12.285      $13.147       4,027
                                                                                  2005        $13.147      $13.277       4,111
                                                                                  2006        $13.277      $13.831       4,250
                                                                                  2007        $13.831      $14.113         564
                                                                                  2008        $14.113       $9.569         456
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB
                                                                                  2003        $10.000      $11.988         158
                                                                                  2004        $11.988      $13.137         157
                                                                                  2005        $13.137      $13.583         157
                                                                                  2006        $13.583      $15.821         156
                                                                                  2007        $15.821      $15.997         850
                                                                                  2008        $15.997      $10.795         694
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                                  2001        $10.000      $10.898           0
                                                                                  2002        $10.898       $9.578         616
                                                                                  2003         $9.578      $10.986       6,729
                                                                                  2004        $10.986      $11.650       4,105
                                                                                  2005        $11.650      $11.874       1,468
                                                                                  2006        $11.874      $13.025       1,353
                                                                                  2007        $13.025      $12.885       1,248
                                                                                  2008        $12.885       $7.485       1,154
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund--Class IB
                                                                                  2001        $10.000       $8.855           0
                                                                                  2002         $8.855       $7.459           0
                                                                                  2003         $7.459       $8.910           0
                                                                                  2004         $8.910       $9.528           0
                                                                                  2005         $9.528       $9.989           0
                                                                                  2006         $9.989      $11.048           0
                                                                                  2007        $11.048      $11.144           0
                                                                                  2008        $11.144       $7.282           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund--Class IB
                                                                                  2001        $10.000       $5.138       1,849
                                                                                  2002         $5.138       $3.908       3,034
                                                                                  2003         $3.908       $4.949           0
                                                                                  2004         $4.949       $5.514           0
                                                                                  2005         $5.514       $5.878           0
                                                                                  2006         $5.878       $7.098         777
                                                                                  2007         $7.098       $7.583         775
                                                                                  2008         $7.583       $4.061         772

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 2.0



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.944      12,271
                                                                                  2002         $9.944       $7.895      26,218
                                                                                  2003         $7.895       $9.856      28,749
                                                                                  2004         $9.856      $10.732      25,739
                                                                                  2005        $10.732      $11.068      26,546
                                                                                  2006        $11.068      $12.573      24,569
                                                                                  2007        $12.573      $11.576      15,761
                                                                                  2008        $11.576       $6.954       7,579
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.899       8,845
                                                                                  2002         $4.899       $3.385      25,801
                                                                                  2003         $3.385       $4.082      25,515
                                                                                  2004         $4.082       $4.070      33,528
                                                                                  2005         $4.070       $4.153      39,014
                                                                                  2006         $4.153       $4.418      40,759
                                                                                  2007         $4.418       $4.563      22,224
                                                                                  2008         $4.563       $2.787      11,254
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund--Class IB
                                                                                  2001        $10.000       $9.605       2,342
                                                                                  2002         $9.605       $7.498       4,044
                                                                                  2003         $7.498       $8.699       4,081
                                                                                  2004         $8.699       $9.133       1,996
                                                                                  2005         $9.133      $10.132       3,481
                                                                                  2006        $10.132      $10.207       3,631
                                                                                  2007        $10.207       $9.942       3,283
                                                                                  2008         $9.942       $8.079         271
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund--Class IB
                                                                                  2001        $10.000       $9.384           0
                                                                                  2002         $9.384       $9.043       1,916
                                                                                  2003         $9.043      $11.214       3,832
                                                                                  2004        $11.214      $12.149       6,217
                                                                                  2005        $12.149      $12.275       4,233
                                                                                  2006        $12.275      $13.296       4,138
                                                                                  2007        $13.296      $13.393         800
                                                                                  2008        $13.393       $9.703           0
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB
                                                                                  2001        $10.000      $11.157         705
                                                                                  2002        $11.157      $11.796      13,756
                                                                                  2003        $11.796      $12.071       8,432
                                                                                  2004        $12.071      $12.355       8,305
                                                                                  2005        $12.355      $13.934           9
                                                                                  2006        $12.394      $12.696         742
                                                                                  2007        $12.696      $13.090           0
                                                                                  2008        $13.090       $9.759           0

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 2.0



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                                  2001        $10.000       $7.126       1,901
                                                                                  2002         $7.126       $5.749       9,700
                                                                                  2003         $5.749       $7.242       6,669
                                                                                  2004         $7.242       $8.246       7,237
                                                                                  2005         $8.246       $9.067       8,102
                                                                                  2006         $9.067      $11.350       6,410
                                                                                  2007        $11.350      $12.052       5,786
                                                                                  2008        $12.052       $6.620       2,933
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $7.747       6,950
                                                                                  2002         $7.747       $6.547      15,337
                                                                                  2003         $6.547       $8.845      13,201
                                                                                  2004         $8.845      $10.486      11,651
                                                                                  2005        $10.486      $11.726      11,721
                                                                                  2006        $11.726      $14.621      10,856
                                                                                  2007        $14.621      $15.331       7,702
                                                                                  2008        $15.331       $8.110       7,401
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.632       2,118
                                                                                  2002         $4.632       $3.920       2,110
                                                                                  2003         $3.920       $5.118       3,285
                                                                                  2004         $5.118       $5.685       3,247
                                                                                  2005         $5.685       $6.595       3,214
                                                                                  2006         $6.595       $8.152       9,565
                                                                                  2007         $8.152       $9.044      10,023
                                                                                  2008         $9.044       $5.098       9,135
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB
                                                                                  2001        $10.000       $6.156       3,764
                                                                                  2002         $6.156       $4.593       9,731
                                                                                  2003         $4.593       $5.723       8,817
                                                                                  2004         $5.723       $6.317       8,680
                                                                                  2005         $6.317       $6.736       8,471
                                                                                  2006         $6.736       $7.522       5,622
                                                                                  2007         $7.522       $6.990       3,970
                                                                                  2008         $6.990       $4.141       3,874
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund--Class IB
                                                                                  2003        $10.000      $12.736         149
                                                                                  2004        $12.736      $14.409         149
                                                                                  2005        $14.409      $15.879         148
                                                                                  2006        $15.879      $17.907         148
                                                                                  2007        $17.907      $17.843         686
                                                                                  2008        $17.843       $9.997         537

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 2.0



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB
                                                                                  2001        $10.000      $10.462       7,649
                                                                                  2002        $10.462      $10.374      14,531
                                                                                  2003        $10.374      $10.218       2,055
                                                                                  2004        $10.218      $10.080         595
                                                                                  2005        $10.080      $10.129         840
                                                                                  2006        $10.129      $10.363          48
                                                                                  2007        $10.363      $10.640           0
                                                                                  2008        $10.640      $10.695       5,565
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund--Class IB
                                                                                  2001        $10.000       $4.894      14,139
                                                                                  2002         $4.894       $3.333      25,870
                                                                                  2003         $3.333       $4.326      33,868
                                                                                  2004         $4.326       $4.676      30,700
                                                                                  2005         $4.676       $5.041      34,902
                                                                                  2006         $5.041       $5.364      35,171
                                                                                  2007         $5.364       $5.557      23,773
                                                                                  2008         $5.557       $3.336      14,956
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                                  2001        $10.000      $12.131       1,243
                                                                                  2002        $12.131      $10.033      10,945
                                                                                  2003        $10.033      $13.026       7,923
                                                                                  2004        $13.026      $14.735       9,123
                                                                                  2005        $14.735      $15.292      11,465
                                                                                  2006        $15.292      $17.387      11,329
                                                                                  2007        $17.387      $16.205       5,876
                                                                                  2008        $16.205       $8.772       2,268
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund--Class IB
                                                                                  2001        $10.000       $3.380           0
                                                                                  2002         $1.380       $2.164           0
                                                                                  2003         $2.164       $2.878       8,308
                                                                                  2004         $2.878       $3.061       8,308
                                                                                  2005         $3.061       $3.236       8,308
                                                                                  2006         $3.236       $3.564       8,308
                                                                                  2007         $3.564       $3.936       6,813
                                                                                  2008         $3.936       $2.096       6,889
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB
                                                                                  2001        $10.000       $7.617       3,004
                                                                                  2002         $7.617       $5.807       8,467
                                                                                  2003         $5.807       $7.132       6,818
                                                                                  2004         $7.132       $7.518       6,802
                                                                                  2005         $7.518       $7.738       6,705
                                                                                  2006         $7.738       $8.441       2,993
                                                                                  2007         $8.441       $8.318       1,553
                                                                                  2008         $8.318       $5.009       1,548

  PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                 CONTRACTS--SAI

  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                              VARIABLE SUB-ACCOUNT*

  With the Enhanced Beneficiary Protection Option and Earnings Protection Death
                       Benefit Option (Age 65 or Younger)

                            Mortality & Expense = 2.0



                                                                                                                       Number
                                                                                           Accumulation Accumulation  of Units
                                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period   of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                                  2001        $10.000      $13.359       4,493
                                                                                  2002        $13.359      $10.669       5,513
                                                                                  2003        $10.669      $15.691       5,635
                                                                                  2004        $15.691      $19.409       5,553
                                                                                  2005        $19.409      $20.360       5,310
                                                                                  2006        $20.360      $23.404       5,217
                                                                                  2007        $23.404      $20.017       3,508
                                                                                  2008        $20.017      $11.894       2,647
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund--Class IB
                                                                                  2001        $10.000       $9.268           0
                                                                                  2002         $9.268       $6.345       4,977
                                                                                  2003         $6.345       $7.761       2,314
                                                                                  2004         $7.761       $9.249       1,802
                                                                                  2005         $9.249       $9.842       4,732
                                                                                  2006         $9.842      $12.253       1,595
                                                                                  2007        $12.253      $14.402         435
                                                                                  2008        $14.402       $9.810       1,502
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund--Class IB
                                                                                  2001        $10.000       $5.511       9,148
                                                                                  2002         $5.511       $3.748      13,266
                                                                                  2003         $3.748       $4.891      18,843
                                                                                  2004         $4.891       $5.685      16,738
                                                                                  2005         $5.685       $6.249      17,059
                                                                                  2006         $6.249       $6.458      18,736
                                                                                  2007         $6.458       $6.569      12,836
                                                                                  2008         $6.569       $3.505       9,395
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                                  2001        $10.000       $6.247      15,997
                                                                                  2002         $6.247       $4.498      36,593
                                                                                  2003         $4.498       $5.506      39,205
                                                                                  2004         $5.506       $5.667      34,530
                                                                                  2005         $5.667       $5.870      29,976
                                                                                  2006         $5.870       $6.066      29,093
                                                                                  2007         $6.066       $6.272      22,287
                                                                                  2008         $6.272       $3.870      14,124



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

                         ------------------------------
                         Allstate Financial Advisors Separate Account I

                         Financial Statements as of December 31, 2008 and for the periods ended December 31, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 17, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      Academic                   AST         AST      Alliance    American
                                     Strategies      AST     Aggressive   Alliance    Bernstein    Century
                                        Asset     Advanced      Asset     Bernstein   Growth &    Income &
                                     Allocation  Strategies  Allocation  Core Value    Income      Growth
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ----------  ----------   --------     -------     -------     -------
    Total assets.................... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
NET ASSETS
Accumulation units.................. $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --          --
                                     ----------  ----------   --------     -------     -------     -------
    Total net assets................ $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................    768,697     171,481     13,462       3,552       2,418       1,129
                                     ==========  ==========   ========     =======     =======     =======
Cost of investments................. $7,766,661  $1,608,712   $139,057     $37,713     $54,498     $12,156
                                     ==========  ==========   ========     =======     =======     =======
ACCUMULATION UNIT VALUE
    Lowest.......................... $     6.90  $     7.04   $   5.80     $  5.35     $  5.87     $  6.05
                                     ==========  ==========   ========     =======     =======     =======
    Highest......................... $     7.06  $     7.31   $   6.08     $  6.09     $  6.48     $  6.84
                                     ==========  ==========   ========     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                         AST         AST
                                         AST         AST         AST     AST Capital     CLS         CLS
                                      Balanced      Bond        Bond       Growth      Growth     Moderate
                                        Asset     Portfolio   Portfolio     Asset       Asset       Asset
                                     Allocation     2018        2019     Allocation  Allocation  Allocation
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ----------  ----------    -------   ----------    -------    --------
    Total assets.................... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
NET ASSETS
Accumulation units.................. $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
Contracts in payout (annuitization)
 period.............................         --          --         --           --         --          --
                                     ----------  ----------    -------   ----------    -------    --------
    Total net assets................ $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    549,096      85,882      6,078      580,793      7,912     102,498
                                     ==========  ==========    =======   ==========    =======    ========
Cost of investments................. $4,800,466  $  885,477    $65,950   $5,692,585    $57,219    $781,304
                                     ==========  ==========    =======   ==========    =======    ========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     7.22  $    12.12    $ 12.18   $     6.58    $  6.65    $   7.30
                                     ==========  ==========    =======   ==========    =======    ========
    Highest......................... $     7.39  $    12.19    $ 12.25   $     6.73    $  6.73    $   7.38
                                     ==========  ==========    =======   ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced     Advanced    Advanced
                                       Series      Series      Series      Series       Series      Series
                                        Trust       Trust       Trust       Trust       Trust        Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                     ----------- ----------- ----------- ----------- ------------ -----------
                                                                                         AST
                                         AST         AST         AST         AST     First Trust      AST
                                       Cohen &      DeAm      Federated  First Trust   Capital       Focus
                                       Steers     Large-Cap  Aggressive   Balanced   Appreciation  Four Plus
                                       Realty       Value      Growth      Target       Target     Portfolio
                                     ----------- ----------- ----------- ----------- ------------ -----------
ASSETS
Investments at fair value...........   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       -------     -------     -------   ----------   ----------    -------
    Total assets....................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
NET ASSETS
Accumulation units..................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
Contracts in payout (annuitization)
 period.............................        --          --          --           --           --         --
                                       -------     -------     -------   ----------   ----------    -------
    Total net assets................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
FUND SHARE INFORMATION
Number of shares....................     6,502       2,020       2,201      251,681      963,180      1,769
                                       =======     =======     =======   ==========   ==========    =======
Cost of investments.................   $55,020     $22,564     $19,672   $2,223,359   $8,931,227    $12,897
                                       =======     =======     =======   ==========   ==========    =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.85     $  5.97     $  5.54   $     6.63   $     6.08    $  7.44
                                       =======     =======     =======   ==========   ==========    =======
    Highest.........................   $  6.04     $  6.56     $  6.22   $     6.78   $     6.22    $  7.50
                                       =======     =======     =======   ==========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series       Series      Series      Series      Series      Series
                                        Trust       Trust        Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       Goldman      Goldman     Goldman                 Horizon
                                       Global       Sachs        Sachs       Sachs                  Growth
                                        Real     Concentrated   Mid-Cap    Small-Cap      AST        Asset
                                       Estate       Growth      Growth       Value    High Yield  Allocation
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        -----      -------      -------     ------      -------    --------
    Total assets....................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                        -----      -------      -------     ------      -------    --------
    Total net assets................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................       84        1,818       13,104        316        7,335      15,057
                                        =====      =======      =======     ======      =======    ========
Cost of investments.................    $ 416      $43,712      $68,115     $2,791      $46,980    $105,786
                                        =====      =======      =======     ======      =======    ========
ACCUMULATION UNIT VALUE
    Lowest..........................    $6.09      $  6.03      $  5.93     $ 7.61      $  7.25    $   7.09
                                        =====      =======      =======     ======      =======    ========
    Highest.........................    $6.13      $  6.19      $  6.13     $ 7.66      $  7.78    $   7.17
                                        =====      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced      Advanced     Advanced     Advanced     Advanced
                                       Series       Series        Series       Series       Series       Series
                                        Trust        Trust         Trust        Trust        Trust        Trust
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       Horizon                                   AST          AST
                                      Moderate        AST           AST      Investment    JPMorgan        AST
                                        Asset    International International    Grade    International  Large-Cap
                                     Allocation     Growth         Value        Bond        Equity        Value
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      --------     --------      --------    -----------    -------      -------
    Total assets....................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
NET ASSETS
Accumulation units..................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
Contracts in payout (annuitization)
 period.............................        --           --            --             --         --           --
                                      --------     --------      --------    -----------    -------      -------
    Total net assets................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
FUND SHARE INFORMATION
Number of shares....................    36,185        8,324         6,326      1,075,632      3,083          623
                                      ========     ========      ========    ===========    =======      =======
Cost of investments.................  $282,156     $109,949      $122,185    $10,751,450    $77,119      $12,933
                                      ========     ========      ========    ===========    =======      =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $   7.57     $   5.19      $   5.69    $     10.76    $  5.88      $  5.43
                                      ========     ========      ========    ===========    =======      =======
    Highest.........................  $   7.65     $   5.47      $   5.86    $     10.83    $  6.02      $  6.10
                                      ========     ========      ========    ===========    =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                        Series      Series      Series      Series      Series      Series
                                        Trust        Trust       Trust       Trust       Trust       Trust
                                     Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         Lord       Marsico       AST         AST         AST         AST
                                     Abbett Bond-   Capital   MFS Global      MFS       Mid-Cap      Money
                                      Debenture     Growth      Equity      Growth       Value      Market
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       -------      -------    --------     -------     -------   ----------
    Total assets....................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
NET ASSETS
Accumulation units..................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------    --------     -------     -------   ----------
    Total net assets................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     3,595        3,473      12,009         996       1,434    1,014,599
                                       =======      =======    ========     =======     =======   ==========
Cost of investments.................   $39,907      $72,103    $128,563     $10,156     $13,658   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  7.55      $  5.92    $   6.68     $  6.56     $  5.85   $    10.02
                                       =======      =======    ========     =======     =======   ==========
    Highest.........................   $  7.93      $  6.06    $   6.84     $  6.81     $  6.18   $    10.31
                                       =======      =======    ========     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced      Advanced     Advanced    Advanced
                                       Series      Series      Series        Series       Series      Series
                                        Trust       Trust       Trust        Trust         Trust       Trust
                                     Sub-Account Sub-Account Sub-Account  Sub-Account   Sub-Account Sub-Account
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      Neuberger   Neuberger   Neuberger     Niemann     Parametric     PIMCO
                                       Berman/     Berman      Berman    Capital Growth  Emerging     Limited
                                     LSV Mid-Cap   Mid-Cap    Small-Cap      Asset        Markets    Maturity
                                        Value      Growth      Growth      Allocation     Equity       Bond
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       -------     -------     ------       --------      ------     --------
    Total assets....................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
NET ASSETS
Accumulation units..................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
Contracts in payout (annuitization)
 period.............................        --          --         --             --          --           --
                                       -------     -------     ------       --------      ------     --------
    Total net assets................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
FUND SHARE INFORMATION
Number of shares....................     3,030       1,871        797         17,566         955       16,990
                                       =======     =======     ======       ========      ======     ========
Cost of investments.................   $46,093     $37,392     $7,180       $128,317      $6,697     $190,775
                                       =======     =======     ======       ========      ======     ========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.62     $  5.79     $ 6.27       $   7.46      $ 5.55     $   9.76
                                       =======     =======     ======       ========      ======     ========
    Highest.........................   $  5.92     $  6.19     $ 6.41       $   7.54      $ 5.59     $  10.39
                                       =======     =======     ======       ========      ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced     Advanced      Advanced      Advanced    Advanced    Advanced
                                        Series       Series        Series        Series      Series      Series
                                        Trust        Trust          Trust         Trust       Trust       Trust
                                     Sub-Account  Sub-Account    Sub-Account   Sub-Account Sub-Account Sub-Account
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       Schroders
                                        PIMCO     Preservation       AST       Multi-Asset     AST         AST
                                     Total Return    Asset           QMA          World     Small-Cap   Small-Cap
                                         Bond      Allocation  US Equity Alpha Strategies    Growth       Value
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       --------    ----------      -------      --------      -----      -------
    Total assets....................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
NET ASSETS
Accumulation units..................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------      -----      -------
    Total net assets................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
FUND SHARE INFORMATION
Number of shares....................     16,804       508,110        8,595        31,470         70        2,979
                                       ========    ==========      =======      ========      =====      =======
Cost of investments.................   $201,801    $4,954,749      $98,994      $317,154      $ 792      $38,790
                                       ========    ==========      =======      ========      =====      =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $   9.38    $     8.00      $  5.80      $   7.06      $6.23      $  6.45
                                       ========    ==========      =======      ========      =====      =======
    Highest.........................   $  10.29    $     8.39      $  5.93      $   7.22      $6.37      $  7.56
                                       ========    ==========      =======      ========      =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                            Franklin
                                                                                                           Templeton
                                       Advanced      Advanced      Advanced      Advanced     Advanced      Variable
                                        Series        Series        Series        Series       Series      Insurance
                                         Trust         Trust         Trust         Trust        Trust    Products Trust
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ------------- ------------- ------------- ------------- ----------- --------------
                                                                                                            Franklin
                                          AST           AST           AST           AST                    Templeton
                                     T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price     AST      VIP Founding
                                         Asset        Global       Large-Cap      Natural    UBS Dynamic     Funds
                                      Allocation       Bond         Growth       Resources      Alpha      Allocation
                                     ------------- ------------- ------------- ------------- ----------- --------------
ASSETS
Investments at fair value...........  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ----------      -------       -------      --------    ----------    ----------
    Total assets....................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
NET ASSETS
Accumulation units..................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --            --
                                      ----------      -------       -------      --------    ----------    ----------
    Total net assets................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
FUND SHARE INFORMATION
Number of shares....................     262,954        5,377         3,131         4,561       194,746       297,490
                                      ==========      =======       =======      ========    ==========    ==========
Cost of investments.................  $4,016,147      $64,821       $33,185      $153,435    $2,265,906    $1,830,540
                                      ==========      =======       =======      ========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     7.33      $  9.19       $  5.81      $   4.68    $     7.75    $     6.60
                                      ==========      =======       =======      ========    ==========    ==========
    Highest.........................  $     7.50      $ 10.28       $  6.21      $   5.78    $     7.93    $     6.67
                                      ==========      =======       =======      ========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable
                                       Insurance     Insurance    Insurance    Insurance    Insurance    Insurance
                                         Funds         Funds        Funds        Funds        Funds        Funds
                                      Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     -------------- ------------ ------------ ------------ ------------ ------------
                                                                  AIM V. I.    AIM V. I.                 AIM V. I.
                                       AIM V. I.     AIM V. I.     Capital      Capital     AIM V. I.   Diversified
                                     Basic Balanced Basic Value  Appreciation Development  Core Equity     Income
                                     -------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total assets....................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
NET ASSETS
Accumulation units..................  $18,057,148   $ 8,613,941  $ 75,454,465 $ 8,623,599  $104,018,713 $10,968,831
Contracts in payout (annuitization)
 period.............................        4,361        18,354       263,053      15,701       346,435      60,675
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total net assets................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares....................    2,652,204     2,105,438     4,482,979   1,089,445     5,284,311   1,882,168
                                      ===========   ===========  ============ ===========  ============ ===========
Cost of investments.................  $29,028,089   $17,934,487  $112,585,465 $13,791,620  $128,941,707 $16,088,845
                                      ===========   ===========  ============ ===========  ============ ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $      5.44   $      5.96  $       3.92 $      7.43  $       5.79 $      9.14
                                      ===========   ===========  ============ ===========  ============ ===========
    Highest.........................  $      7.80   $      7.03  $       9.97 $     10.62  $      14.84 $     11.52
                                      ===========   ===========  ============ ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     AIM Variable AIM Variable AIM Variable  AIM Variable AIM Variable AIM Variable
                                      Insurance    Insurance     Insurance    Insurance    Insurance    Insurance
                                        Funds        Funds         Funds        Funds        Funds        Funds
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ------------ ------------ ------------- ------------ ------------ ------------
                                      AIM V. I.                  AIM V. I.    AIM V. I.    AIM V. I.
                                      Government   AIM V. I.   International  Large Cap     Mid Cap     AIM V. I.
                                      Securities   High Yield     Growth        Growth    Core Equity  Money Market
                                     ------------ ------------ ------------- ------------ ------------ ------------
ASSETS
Investments at fair value........... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total assets.................... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
NET ASSETS
Accumulation units.................. $22,935,733   $5,637,703   $26,725,687  $ 8,304,690  $12,837,120  $23,381,190
Contracts in payout (annuitization)
 period.............................     134,515       11,513       247,232          717        5,862       12,423
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total net assets................ $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................   1,767,835    1,530,953     1,383,936      849,224    1,495,109   23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
Cost of investments................. $21,275,157   $9,065,667   $28,695,521  $10,601,975  $17,664,171  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     13.90   $     7.56   $      7.78  $      7.63  $      9.25  $     10.83
                                     ===========   ==========   ===========  ===========  ===========  ===========
    Highest......................... $     16.44   $    10.88   $     15.11  $      7.75  $     12.71  $     12.91
                                     ===========   ==========   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                               AIM Variable  AIM Variable   AIM Variable    AIM Variable
                                     AIM Variable AIM Variable  Insurance     Insurance       Insurance      Insurance
                                      Insurance    Insurance      Funds         Funds           Funds          Funds
                                        Funds        Funds      Series II     Series II       Series II      Series II
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account    Sub-Account
                                     ------------ ------------ ------------ -------------- --------------- --------------
                                                                                              AIM V. I.      AIM V. I.
                                      AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital        Capital
                                      Technology   Utilities   Balanced II  Basic Value II Appreciation II Development II
                                     ------------ ------------ ------------ -------------- --------------- --------------
ASSETS
Investments at fair value...........  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total assets....................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
NET ASSETS
Accumulation units..................  $1,985,470   $7,270,704   $  906,532   $ 8,651,910     $3,716,103       $336,338
Contracts in payout (annuitization)
 period.............................          --       37,217           --            --             --             --
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total net assets................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
FUND SHARE INFORMATION
Number of shares....................     236,930      546,182      133,707     2,125,777        223,727         43,454
                                      ==========   ==========   ==========   ===========     ==========       ========
Cost of investments.................  $2,796,710   $8,700,169   $1,246,441   $17,533,724     $4,738,625       $592,269
                                      ==========   ==========   ==========   ===========     ==========       ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $     6.98   $    13.64   $     6.42   $      5.62     $     6.46       $   7.65
                                      ==========   ==========   ==========   ===========     ==========       ========
    Highest.........................  $     7.18   $    14.03   $     6.93   $      7.79     $     9.02       $   8.27
                                      ==========   ==========   ==========   ===========     ==========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                       Insurance     Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds         Funds         Funds         Funds         Funds        Funds
                                       Series II     Series II     Series II     Series II     Series II    Series II
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     -------------- ------------ ------------- ------------- ------------- ------------
                                                     AIM V. I.     AIM V. I.                   AIM V. I.    AIM V. I.
                                       AIM V. I.    Diversified   Government     AIM V. I.   International  Large Cap
                                     Core Equity II  Income II   Securities II High Yield II   Growth II    Growth II
                                     -------------- ------------ ------------- ------------- ------------- ------------
ASSETS
Investments at fair value...........   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ----------     --------    ----------     --------      --------      --------
    Total assets....................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
NET ASSETS
Accumulation units..................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
Contracts in payout (annuitization)
 period.............................           --           --            --           --            --            --
                                       ----------     --------    ----------     --------      --------      --------
    Total net assets................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
FUND SHARE INFORMATION
Number of shares....................      136,211       61,266       187,778      100,841        37,385        65,838
                                       ==========     ========    ==========     ========      ========      ========
Cost of investments.................   $3,333,553     $501,827    $2,302,558     $545,403      $767,888      $794,737
                                       ==========     ========    ==========     ========      ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................   $     7.64     $   8.94    $    11.85     $   9.60      $  11.57      $   7.46
                                       ==========     ========    ==========     ========      ========      ========
    Highest.........................   $     9.54     $   9.66    $    12.81     $  10.37      $  12.51      $   7.67
                                       ==========     ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                              Alliance      Alliance
                                      AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein     Bernstein
                                       Insurance     Insurance     Insurance    Insurance     Variable      Variable
                                         Funds         Funds         Funds        Funds        Product       Product
                                       Series II     Series II     Series II    Series II    Series Fund   Series Fund
                                      Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------ ------------- ------------ ------------- -------------
                                                                                                            Alliance
                                       AIM V. I.     AIM V. I.                                Alliance    Bernstein VPS
                                        Mid Cap        Money       AIM V. I.    AIM V. I.   Bernstein VPS   Growth &
                                     Core Equity II  Market II   Technology II Utilities II    Growth        Income
                                     -------------- ------------ ------------- ------------ ------------- -------------
ASSETS
Investments at fair value...........   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ----------    ----------     -------      --------    -----------  ------------
    Total assets....................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
NET ASSETS
Accumulation units..................   $3,798,267    $2,045,065     $42,982      $572,011    $24,156,920  $ 74,370,838
Contracts in payout (annuitization)
 period.............................       10,807            --          --            --         30,117       227,292
                                       ----------    ----------     -------      --------    -----------  ------------
    Total net assets................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
FUND SHARE INFORMATION
Number of shares....................      447,074     2,045,065       5,204        43,008      1,879,335     5,751,591
                                       ==========    ==========     =======      ========    ===========  ============
Cost of investments.................   $5,322,990    $2,045,065     $60,488      $724,798    $33,185,685  $122,776,179
                                       ==========    ==========     =======      ========    ===========  ============
ACCUMULATION UNIT VALUE
    Lowest..........................   $     8.96    $     9.69     $  6.66      $  13.06    $      4.14  $       7.07
                                       ==========    ==========     =======      ========    ===========  ============
    Highest.........................   $    10.85    $    10.48     $  7.01      $  13.75    $      9.55  $       9.77
                                       ==========    ==========     =======      ========    ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Alliance      Alliance      Alliance      Alliance      Alliance
                                       Bernstein     Bernstein     Bernstein     Bernstein     Bernstein      American
                                       Variable      Variable      Variable      Variable      Variable        Century
                                        Product       Product       Product       Product       Product       Variable
                                      Series Fund   Series Fund   Series Fund   Series Fund   Series Fund  Portfolios, Inc
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                     ------------- ------------- ------------- ------------- ------------- ---------------
                                       Alliance      Alliance      Alliance      Alliance
                                     Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance       American
                                     International   Large Cap     Small/Mid      Utility    Bernstein VPS     Century
                                         Value        Growth       Cap Value      Income         Value       VP Balanced
                                     ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value...........  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total assets....................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
NET ASSETS
Accumulation units..................  $20,503,797   $19,367,384   $21,471,044   $4,166,829    $1,913,545       $17,905
Contracts in payout (annuitization)
 period.............................        4,986            --            --       23,676            --            --
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total net assets................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
FUND SHARE INFORMATION
Number of shares....................    1,876,375     1,074,176     2,175,384      257,244       252,114         3,391
                                      ===========   ===========   ===========   ==========    ==========       =======
Cost of investments.................  $36,685,739   $25,894,202   $33,735,412   $5,943,400    $3,287,088       $23,513
                                      ===========   ===========   ===========   ==========    ==========       =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $      7.27   $      4.08   $     11.22   $     9.59    $     6.74       $ 12.35
                                      ===========   ===========   ===========   ==========    ==========       =======
    Highest.........................  $      7.63   $      9.12   $     12.09   $    10.06    $     7.08       $ 12.50
                                      ===========   ===========   ===========   ==========    ==========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Dreyfus
                                      Socially                   Dreyfus      Dreyfus
                                     Responsible                 Variable     Variable       DWS         DWS
                                       Growth    Dreyfus Stock  Investment   Investment   Variable     Variable
                                     Fund, Inc.   Index Fund       Fund         Fund      Series I     Series I
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account
                                     ----------- ------------- ------------ ------------ ----------- ------------
                                       Dreyfus
                                      Socially                                                           DWS
                                     Responsible Dreyfus Stock VIF Growth &     VIF          DWS       Capital
                                     Growth Fund  Index Fund      Income    Money Market Bond VIP A  Growth VIP A
                                     ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments at fair value...........   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       -------     --------      --------    ----------   --------    ----------
    Total assets....................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
NET ASSETS
Accumulation units..................   $20,002     $565,319      $119,928    $1,737,238   $446,661    $1,020,053
Contracts in payout (annuitization)
 period.............................        --           --            --            --     22,442        12,349
                                       -------     --------      --------    ----------   --------    ----------
    Total net assets................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
FUND SHARE INFORMATION
Number of shares....................     1,007       24,600         9,038     1,737,238     85,291        76,192
                                       =======     ========      ========    ==========   ========    ==========
Cost of investments.................   $30,984     $726,910      $190,915    $1,737,238   $582,003    $1,291,725
                                       =======     ========      ========    ==========   ========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  4.34     $   5.99      $   6.01    $    10.29   $  11.86    $     8.41
                                       =======     ========      ========    ==========   ========    ==========
    Highest.........................   $  8.21     $   9.50      $   8.50    $    12.69   $  11.98    $     8.49
                                       =======     ========      ========    ==========   ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          DWS          DWS          DWS          DWS         DWS         DWS
                                       Variable     Variable     Variable     Variable    Variable    Variable
                                       Series I     Series I     Series I     Series II   Series II   Series II
                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                                     ------------- ----------- ------------- ----------- ----------- -----------
                                          DWS          DWS                                   DWS         DWS
                                        Global     Growth and       DWS          DWS        Money     Small Cap
                                     Opportunities   Income    International  Balanced     Market      Growth
                                         VIP A        VIP A        VIP A      VIP A II    VIP A II    VIP A II
                                     ------------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ----------    --------     --------    ----------   --------    --------
    Total assets....................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
NET ASSETS
Accumulation units..................  $  755,113    $386,573     $409,116    $1,311,429   $934,543    $250,990
Contracts in payout (annuitization)
 period.............................          --          --        6,279        40,359        705          --
                                      ----------    --------     --------    ----------   --------    --------
    Total net assets................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
FUND SHARE INFORMATION
Number of shares....................      96,934      75,502       63,711        77,868    935,248      32,982
                                      ==========    ========     ========    ==========   ========    ========
Cost of investments.................  $1,268,473    $669,138     $701,598    $1,688,832   $935,248    $418,750
                                      ==========    ========     ========    ==========   ========    ========
ACCUMULATION UNIT VALUE
    Lowest..........................  $    13.80    $   6.91     $   8.45    $     8.72   $  10.67    $   6.39
                                      ==========    ========     ========    ==========   ========    ========
    Highest.........................  $    13.94    $   6.98     $   8.54    $     8.75   $  10.70    $   6.42
                                      ==========    ========     ========    ==========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                            Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                             Federated      Variable      Variable      Variable      Variable      Variable
                             Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                              Series     Products Fund  Products Fund Products Fund Products Fund Products Fund
                            Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- -------------- ------------- ------------- ------------- -------------
                             Federated
                               Prime                         VIP                      VIP High
                           Money Fund II VIP Contrafund Equity-Income  VIP Growth      Income     VIP Index 500
                           ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total assets..........  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $7,136,943    $ 6,405,024    $  946,253    $3,259,767    $1,262,589    $4,704,209
Contracts in payout
 (annuitization) period...     454,736         29,756        13,257         3,853            --         3,145
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total net assets......  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........   7,591,679        418,114        72,800       138,700       318,836        47,458
                            ==========    ===========    ==========    ==========    ==========    ==========
Cost of investments.......  $7,591,679    $10,500,656    $1,690,071    $5,316,332    $1,980,345    $6,241,221
                            ==========    ===========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $    10.27    $      8.43    $     7.76    $     4.40    $     7.60    $     6.05
                            ==========    ===========    ==========    ==========    ==========    ==========
    Highest...............  $    13.35    $     15.01    $     9.65    $     9.43    $     8.75    $     7.08
                            ==========    ===========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                            Fidelity          Fidelity          Fidelity          Fidelity
                              Fidelity      Fidelity        Variable          Variable          Variable          Variable
                              Variable      Variable        Insurance         Insurance         Insurance         Insurance
                             Insurance      Insurance     Products Fund     Products Fund     Products Fund     Products Fund
                           Products Fund  Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account    Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                            VIP Asset                              VIP           VIP Freedom
                           VIP Investment      VIP           Manager       VIP Contrafund     Equity-Income    2010 Portfolio
                             Grade Bond     Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ----------    ----------        -------        ------------       ----------        -----------
    Total assets..........   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
NET ASSETS
Accumulation units........   $2,599,594    $1,437,110        $39,759        $ 61,979,247       $1,129,660        $ 8,586,306
Contracts in payout
 (annuitization) period...           --            --             --             241,111               --                 --
                             ----------    ----------        -------        ------------       ----------        -----------
    Total net assets......   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
FUND SHARE
 INFORMATION
Number of shares..........      219,560       118,086          4,150           4,109,667           86,897          1,045,835
                             ==========    ==========        =======        ============       ==========        ===========
Cost of investments.......   $2,784,111    $2,172,491        $51,700        $117,461,247       $1,893,833        $11,326,431
                             ==========    ==========        =======        ============       ==========        ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $    13.64    $     6.97        $  7.63        $       6.49       $     7.20        $      7.98
                             ==========    ==========        =======        ============       ==========        ===========
    Highest...............   $    14.16    $     8.93        $  8.78        $      11.94       $     9.22        $      8.29
                             ==========    ==========        =======        ============       ==========        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP Freedom           VIP
                              VIP Freedom       VIP Freedom         Income           Growth &
                            2020 Portfolio    2030 Portfolio       Portfolio          Income          VIP Growth
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ----------        ----------        ----------        -----------        --------
    Total assets..........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
NET ASSETS
Accumulation units........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
Contracts in payout
 (annuitization) period...            --                --                --                 --              --
                              ----------        ----------        ----------        -----------        --------
    Total net assets......    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
FUND SHARE
 INFORMATION
Number of shares..........       706,562           279,446           286,830          1,016,259          15,419
                              ==========        ==========        ==========        ===========        ========
Cost of investments.......    $7,995,537        $3,239,352        $3,010,477        $14,010,035        $486,548
                              ==========        ==========        ==========        ===========        ========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     7.28        $     6.78        $     9.20        $      7.47        $   5.43
                              ==========        ==========        ==========        ===========        ========
    Highest...............    $     7.57        $     7.04        $     9.56        $      7.84        $   7.96
                              ==========        ==========        ==========        ===========        ========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                                  VIP
                             Growth Stock
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.    $1,191,587
                              ----------
    Total assets..........    $1,191,587
                              ==========
NET ASSETS
Accumulation units........    $1,191,587
Contracts in payout
 (annuitization) period...            --
                              ----------
    Total net assets......    $1,191,587
                              ==========
FUND SHARE
 INFORMATION
Number of shares..........       154,551
                              ==========
Cost of investments.......    $1,879,292
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     6.19
                              ==========
    Highest...............    $     6.43
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                           VIP Investment                         VIP Money
                              High Income      VIP Index 500      Grade Bond        VIP MidCap          Market
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              -----------       ----------          ------          -----------       -----------
    Total assets..........    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
NET ASSETS
Accumulation units........    $ 6,770,778       $6,059,281          $7,497          $16,263,647       $27,081,793
Contracts in payout
 (annuitization) period...             --               --              --              192,957                --
                              -----------       ----------          ------          -----------       -----------
    Total net assets......    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
FUND SHARE
 INFORMATION
Number of shares..........      1,740,560           61,516             645              908,201        27,081,793
                              ===========       ==========          ======          ===========       ===========
Cost of investments.......    $10,166,829       $8,957,329          $8,321          $28,603,411       $27,081,793
                              ===========       ==========          ======          ===========       ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $      8.20       $     6.72          $11.48          $      6.47       $     10.38
                              ===========       ==========          ======          ===========       ===========
    Highest...............    $     11.52       $     9.30          $11.48          $      9.14       $     10.76
                              ===========       ==========          ======          ===========       ===========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                             VIP Overseas
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.     $148,905
                               --------
    Total assets..........     $148,905
                               ========
NET ASSETS
Accumulation units........     $148,905
Contracts in payout
 (annuitization) period...           --
                               --------
    Total net assets......     $148,905
                               ========
FUND SHARE
 INFORMATION
Number of shares..........       12,337
                               ========
Cost of investments.......     $246,125
                               ========
ACCUMULATION UNIT
 VALUE
    Lowest................     $   8.32
                               ========
    Highest...............     $  12.36
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin       Franklin                                     Franklin       Franklin
                              Flex Cap      Growth and      Franklin       Franklin      Large Cap      Small Cap
                               Growth         Income      High Income       Income         Growth         Value
                             Securities     Securities     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total assets..........   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units........   $3,599,653    $41,491,809    $ 7,570,695    $175,412,178   $45,483,111    $35,387,428
Contracts in payout
 (annuitization) period...           --        173,941          1,765         861,452        29,032        192,889
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets......   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      437,914      4,850,495      1,646,187      15,544,412     4,334,490      3,372,542
                             ==========    ===========    ===========    ============   ===========    ===========
Cost of investments.......   $4,683,345    $68,986,930    $10,642,801    $250,628,401   $67,073,142    $51,369,016
                             ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.97    $      9.66    $      8.50    $       8.77   $      7.34    $      8.13
                             ==========    ===========    ===========    ============   ===========    ===========
    Highest...............   $     8.36    $     10.54    $      9.06    $       9.38   $      7.79    $     14.14
                             ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin
                               Small                                                     Templeton
                              Mid-Cap                        Mutual                      Developing     Templeton
                               Growth     Franklin U.S.    Discovery    Mutual Shares     Markets        Foreign
                             Securities     Government     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........   $1,741,673    $44,002,656    $22,240,260    $109,177,348   $19,315,624    $114,918,030
Contracts in payout
 (annuitization) period...           --         50,314        177,672         427,234       117,351          99,432
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........      148,227      3,391,299      1,414,381       9,304,294     3,217,380      10,689,355
                             ==========    ===========    ===========    ============   ===========    ============
Cost of investments.......   $2,297,604    $42,642,493    $29,889,129    $161,852,185   $35,034,980    $171,296,526
                             ==========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................   $     4.81    $     11.15    $      8.29    $       8.34   $     12.46    $       8.31
                             ==========    ===========    ===========    ============   ===========    ============
    Highest...............   $    12.89    $     11.92    $     10.80    $      14.59   $     19.73    $      14.00
                             ==========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin
                             Templeton      Templeton                                    Goldman Sachs Goldman Sachs
                              Variable       Variable     Goldman Sachs   Goldman Sachs    Variable      Variable
                             Insurance      Insurance       Variable        Variable       Insurance     Insurance
                           Products Trust Products Trust Insurance Trust Insurance Trust     Trust         Trust
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account
                           -------------- -------------- --------------- --------------- ------------- -------------
                                                                                                            VIT
                             Templeton      Templeton                                                    Strategic
                           Global Income      Growth           VIT       VIT Growth and       VIT      International
                             Securities     Securities   Capital Growth      Income      Mid Cap Value    Equity
                           -------------- -------------- --------------- --------------- ------------- -------------
ASSETS
Investments at fair value.   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ----------     ----------       -------       ----------     ----------      ------
    Total assets..........   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
NET ASSETS
Accumulation units........   $2,795,582     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
Contracts in payout
 (annuitization) period...       71,540             --            --               --             --          --
                             ----------     ----------       -------       ----------     ----------      ------
    Total net assets......   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
FUND SHARE
 INFORMATION
Number of shares..........      167,668        167,002         2,841          636,775        509,449         383
                             ==========     ==========       =======       ==========     ==========      ======
Cost of investments.......   $2,497,993     $2,149,646       $32,612       $7,756,094     $7,960,905      $3,693
                             ==========     ==========       =======       ==========     ==========      ======
ACCUMULATION
 UNIT VALUE
    Lowest................   $    16.46     $     8.31       $  4.81       $     7.87     $     7.88      $ 6.30
                             ==========     ==========       =======       ==========     ==========      ======
    Highest...............   $    23.30     $    11.97       $  7.27       $     9.04     $    17.13      $ 8.82
                             ==========     ==========       =======       ==========     ==========      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Goldman Sachs Goldman Sachs
                             Variable      Variable                      Janus          Lazard      Legg Mason
                             Insurance     Insurance      Janus       Aspen Series    Retirement     Variable
                               Trust         Trust     Aspen Series (Service Shares) Series, Inc.  Income Trust
                            Sub-Account   Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ------------- ------------- ------------ ---------------- ------------ ---------------
                                VIT                                                                 Legg Mason
                            Structured        VIT                    International     Emerging      Variable
                             Small Cap    Structured      Forty          Growth        Markets      Fundamental
                              Equity     U. S. Equity   Portfolio   (Service Shares)    Equity    Value Portfolio
                           ------------- ------------- ------------ ---------------- ------------ ---------------
ASSETS
Investments at fair value.  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            -----------   -----------    -------        -------         ------        ------
    Total assets..........  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
NET ASSETS
Accumulation units........  $10,293,610   $ 7,986,109    $12,435        $23,801         $  735        $  725
Contracts in payout
 (annuitization) period...        5,320        15,503         --             --             --            --
                            -----------   -----------    -------        -------         ------        ------
    Total net assets......  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
FUND SHARE
 INFORMATION
Number of shares..........    1,475,491     1,001,453        541            915             63            54
                            ===========   ===========    =======        =======         ======        ======
Cost of investments.......  $19,913,445   $12,567,499    $11,715        $57,372         $  832        $1,273
                            ===========   ===========    =======        =======         ======        ======
ACCUMULATION UNIT
 VALUE
    Lowest................  $      6.44   $      5.89    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======
    Highest...............  $     11.24   $      8.36    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                        Legg Mason
                                     Partners Variable Lord Abbett  Lord Abbett   Lord Abbett  Lord Abbett  Lord Abbett
                                     Portfolios I, Inc Series Fund  Series Fund   Series Fund  Series Fund  Series Fund
                                        Sub-Account    Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------------- ----------- -------------- ----------- ------------- -----------
                                        Legg Mason
                                         Variable
                                         Investors                                Growth and     Growth       Mid-Cap
                                        Portfolio I     All Value  Bond-Debenture   Income    Opportunities    Value
                                     ----------------- ----------- -------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total assets....................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
NET ASSETS
Accumulation units..................      $  820       $ 9,327,596  $28,272,905   $24,496,253  $11,304,459  $25,908,785
Contracts in payout (annuitization)
 period.............................          --            13,829       33,410        65,783        1,250      170,170
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total net assets................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................          81           789,639    3,173,354     1,422,237    1,144,303    2,481,347
                                          ======       ===========  ===========   ===========  ===========  ===========
Cost of investments.................      $1,063       $11,986,721  $36,953,752   $39,076,222  $16,664,086  $48,902,669
                                          ======       ===========  ===========   ===========  ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................      $ 8.67       $      9.11  $      8.99   $      7.76  $      8.42  $      7.37
                                          ======       ===========  ===========   ===========  ===========  ===========
    Highest.........................      $ 8.67       $      9.68  $      9.55   $      8.24  $      8.95  $      7.83
                                          ======       ===========  ===========   ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           MFS Variable MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable
                            Insurance    Insurance      Insurance     Insurance    Insurance    Insurance
                              Trust        Trust          Trust         Trust        Trust        Trust
                           Sub-Account  Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                           ------------ ------------ --------------- ------------ ------------ ------------
                                            MFS            MFS         MFS New        MFS      MFS Research
                            MFS Growth  High Income  Investors Trust  Discovery     Research       Bond
                           ------------ ------------ --------------- ------------ ------------ ------------
ASSETS
Investments at fair value.  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ----------    --------     ----------     ----------    --------    ----------
    Total assets..........  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
NET ASSETS
Accumulation units........  $  762,238    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
Contracts in payout
 (annuitization) period...       3,363          --             --             --          --            --
                            ----------    --------     ----------     ----------    --------    ----------
    Total net assets......  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      49,014      72,739        115,354        185,134      46,286       150,947
                            ==========    ========     ==========     ==========    ========    ==========
Cost of investments.......  $1,279,670    $676,983     $2,046,460     $2,642,687    $846,885    $1,746,801
                            ==========    ========     ==========     ==========    ========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.10    $   9.01     $     6.83     $     5.74    $   5.58    $    13.80
                            ==========    ========     ==========     ==========    ========    ==========
    Highest...............  $    10.47    $   9.36     $     8.31     $    11.82    $   7.32    $    14.33
                            ==========    ========     ==========     ==========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                           MFS Variable     Insurance       Insurance       Insurance       Insurance       Insurance
                             Insurance        Trust           Trust           Trust           Trust           Trust
                               Trust     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                           ------------- --------------- --------------- --------------- --------------- ---------------
                                                          MFS Investors      MFS New
                                           MFS Growth         Trust         Discovery     MFS Research    MFS Utilities
                           MFS Utilities (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                           ------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value.   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             --------       --------        --------        --------        --------       ----------
    Total assets..........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
NET ASSETS
Accumulation units........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
Contracts in payout
 (annuitization) period...         --             --              --              --              --               --
                             --------       --------        --------        --------        --------       ----------
    Total net assets......   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
FUND SHARE
 INFORMATION
Number of shares..........      8,004         23,307          17,558          32,837          12,589           59,960
                             ========       ========        ========        ========        ========       ==========
Cost of investments.......   $199,739       $407,907        $283,407        $429,859        $168,280       $1,322,141
                             ========       ========        ========        ========        ========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $  13.51       $   6.11        $   7.31        $   5.96        $   6.83       $    10.85
                             ========       ========        ========        ========        ========       ==========
    Highest...............   $  14.02       $   9.80        $   9.79        $   8.36        $   9.89       $    15.03
                             ========       ========        ========        ========        ========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable        Variable       Variable       Variable       Variable
                             Investment     Investment      Investment     Investment     Investment     Investment
                               Series         Series          Series         Series         Series         Series
                            Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- --------------- -------------- -------------- -------------- --------------
                                                                                                           Global
                             Aggressive                      Capital        European        Global        Dividend
                               Equity     Dividend Growth Opportunities      Equity       Advantage        Growth
                           -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total assets..........  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
NET ASSETS
Accumulation units........  $ 9,488,156    $169,141,557    $131,126,617   $52,682,121     $5,839,919    $57,214,137
Contracts in payout
 (annuitization) period...       18,555       2,649,432       1,429,498       519,196          1,561        554,204
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total net assets......  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    1,048,149      15,936,084       7,200,224     3,994,093        885,073      7,463,610
                            ===========    ============    ============   ===========     ==========    ===========
Cost of investments.......  $13,727,361    $193,736,499    $225,755,171   $72,091,279     $8,103,679    $94,946,385
                            ===========    ============    ============   ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      5.08    $       7.25    $       4.84   $      7.18     $     5.56    $      8.94
                            ===========    ============    ============   ===========     ==========    ===========
    Highest...............  $      8.06    $      27.69    $      64.95   $     34.32     $     6.65    $     17.84
                            ===========    ============    ============   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Investment     Investment     Investment     Investment     Investment     Investment
                               Series         Series         Series         Series         Series         Series
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           Limited
                             High Yield   Income Builder  Income Plus      Duration     Money Market  S&P 500 Index
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total assets..........  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
NET ASSETS
Accumulation units........  $12,330,218    $14,978,417    $100,300,456   $15,221,277    $105,818,337   $30,645,250
Contracts in payout
 (annuitization) period...      195,837         29,443       1,532,841        35,191       1,530,657       250,549
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total net assets......  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........   14,736,535      1,885,410      10,776,010     1,966,040     107,348,994     3,735,889
                            ===========    ===========    ============   ===========    ============   ===========
Cost of investments.......  $23,980,535    $20,993,964    $113,392,402   $19,101,203    $107,348,994   $39,494,182
                            ===========    ===========    ============   ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      3.81    $     10.17    $      11.26   $      9.10    $      10.51   $      6.11
                            ===========    ===========    ============   ===========    ============   ===========
    Highest...............  $     14.41    $     14.15    $      32.63   $     10.65    $      25.56   $      8.16
                            ===========    ===========    ============   ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                           Morgan Stanley Morgan Stanley     Variable         Variable         Variable         Variable
                              Variable       Variable       Investment       Investment       Investment       Investment
                             Investment     Investment        Series           Series           Series           Series
                               Series         Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            Aggressive        Dividend         Capital          European
                                                              Equity           Growth       Opportunities        Equity
                             Strategist     Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $123,631,772   $64,003,526     $11,423,878      $55,354,181      $44,035,168      $17,254,592
Contracts in payout
 (annuitization) period...     2,394,864     1,174,111              --           52,739           18,843           40,107
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    11,889,305     5,767,932       1,280,704        5,154,132        2,408,639        1,306,246
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $176,108,511   $93,826,456     $14,359,277      $69,034,368      $59,105,626      $23,396,354
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $       9.58   $      7.73     $      4.80      $      6.92      $      4.52      $      6.84
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      40.80   $     28.40     $     10.37      $      9.58      $      9.42      $     12.41
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment       Investment       Investment
                                Series           Series           Series           Series           Series           Series
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                Global           Global                                                             Limited
                              Advantage     Dividend Growth     High Yield     Income Builder    Income Plus        Duration
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total assets..........    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
NET ASSETS
Accumulation units........    $4,423,933      $28,482,492      $12,764,140      $14,444,079      $132,250,499     $61,243,832
Contracts in payout
 (annuitization) period...            --           14,138           10,268           13,909           154,471          65,713
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total net assets......    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
FUND SHARE
 INFORMATION
Number of shares..........       673,354        3,720,187       15,028,715        1,825,504        14,055,729       7,931,377
                              ==========      ===========      ===========      ===========      ============     ===========
Cost of investments.......    $5,469,799      $47,049,098      $17,653,336      $19,757,761      $147,221,335     $77,645,226
                              ==========      ===========      ===========      ===========      ============     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     5.29      $      8.55      $      4.52      $      9.30      $       9.83     $      8.11
                              ==========      ===========      ===========      ===========      ============     ===========
    Highest...............    $    10.92      $     11.32      $     10.69      $     11.14      $      13.16     $      9.71
                              ==========      ===========      ===========      ===========      ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment    Neuberger & Berman  Oppenheimer
                                Series           Series           Series           Series           Advisors        Variable
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)  Management Trust  Account Funds
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
                             Money Market    S&P 500 Index      Strategist       Utilities                         Oppenheimer
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)    AMT Partners      Balanced
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
ASSETS
Investments at fair value.   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ------------     -----------      -----------      -----------         -------        ----------
    Total assets..........   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
NET ASSETS
Accumulation units........   $108,811,712     $71,970,571      $51,248,372      $15,916,093         $31,181        $1,866,739
Contracts in payout
 (annuitization) period...         56,269          11,167           69,596           63,726              --            17,589
                             ------------     -----------      -----------      -----------         -------        ----------
    Total net assets......   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
FUND SHARE
 INFORMATION
Number of shares..........    108,867,981       8,767,569        4,859,656        1,417,908           4,386           222,997
                             ============     ===========      ===========      ===========         =======        ==========
Cost of investments.......   $108,867,981     $89,916,914      $71,544,515      $23,089,863         $68,456        $3,388,007
                             ============     ===========      ===========      ===========         =======        ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $       9.95     $      5.73      $      9.18      $      7.01         $  7.76        $     7.02
                             ============     ===========      ===========      ===========         =======        ==========
    Highest...............   $      11.16     $      9.92      $     12.65      $     14.22         $  8.12        $     8.96
                             ============     ===========      ===========      ===========         =======        ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                             Variable      Variable      Variable      Variable      Variable      Variable
                           Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                            Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- ------------- ------------- ------------- ------------- -------------
                            Oppenheimer                 Oppenheimer                               Oppenheimer
                              Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer   Main Street
                           Appreciation    Core Bond    Securities    High Income   Main Street    Small Cap
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total assets..........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,495,603    $1,741,488
Contracts in payout
 (annuitization) period...          --            --            --            --         2,907            --
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total net assets......  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     175,884       286,736       241,374       206,972       171,601       163,520
                            ==========    ==========    ==========    ==========    ==========    ==========
Cost of investments.......  $6,557,053    $3,094,880    $6,654,954    $1,501,244    $3,432,760    $2,191,313
                            ==========    ==========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.94    $     8.32    $     8.23    $     2.67    $     6.05    $    12.49
                            ==========    ==========    ==========    ==========    ==========    ==========
    Highest...............  $     7.92    $     8.64    $    13.27    $     2.78    $     9.08    $    12.97
                            ==========    ==========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer
                                                           Variable         Variable         Variable        Variable
                            Oppenheimer   Oppenheimer    Account Funds    Account Funds    Account Funds   Account Funds
                             Variable       Variable    (Service Shares  (Service Shares  (Service Shares (Service Shares
                           Account Funds Account Funds      ("SS"))          ("SS"))          ("SS"))         ("SS"))
                            Sub-Account   Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                           ------------- -------------- --------------- ----------------- --------------- ---------------
                                                                           Oppenheimer                      Oppenheimer
                            Oppenheimer   Oppenheimer     Oppenheimer        Capital        Oppenheimer       Global
                            MidCap Fund  Strategic Bond  Balanced (SS)  Appreciation (SS) Core Bond (SS)  Securities (SS)
                           ------------- -------------- --------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value.  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total assets..........  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
NET ASSETS
Accumulation units........  $  641,388     $3,811,940     $17,326,901      $38,240,408      $32,772,069     $20,633,178
Contracts in payout
 (annuitization) period...          --             --          35,035           72,326           36,625         157,893
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total net assets......  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,289        848,984       2,071,830        1,507,189        5,118,361       1,038,515
                            ==========     ==========     ===========      ===========      ===========     ===========
Cost of investments.......  $1,073,158     $4,173,374     $31,518,196      $54,692,759      $52,933,495     $30,463,562
                            ==========     ==========     ===========      ===========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     2.84     $    12.63     $      8.33      $      7.93      $      6.16     $     12.39
                            ==========     ==========     ===========      ===========      ===========     ===========
    Highest...............  $     7.05     $    14.12     $      9.09      $      8.60      $      6.54     $     13.52
                            ==========     ==========     ===========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                               Variable        Variable        Variable         Variable        Variable
                            Account Funds    Account Funds   Account Funds   Account Funds    Account Funds        PIMCO
                           (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares      Variable
                               ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))      Insurance Trust
                             Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
                                              Oppenheimer     Oppenheimer                      Oppenheimer
                             Oppenheimer         Main         Main Street     Oppenheimer       Strategic       Foreign Bond
                           High Income (SS)   Street (SS)   Small Cap (SS)  MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged)
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
ASSETS
Investments at fair value.   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             -----------      -----------     -----------     -----------     ------------         ------
    Total assets..........   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
NET ASSETS
Accumulation units........   $12,470,091      $61,224,631     $24,794,535     $ 8,817,103     $ 93,086,225         $1,711
Contracts in payout
 (annuitization) period...        70,578           69,086         127,485             268          831,477             --
                             -----------      -----------     -----------     -----------     ------------         ------
    Total net assets......   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
FUND SHARE
 INFORMATION
Number of shares..........     7,937,132        4,250,605       2,364,518         326,207       20,595,987            179
                             ===========      ===========     ===========     ===========     ============         ======
Cost of investments.......   $39,433,977      $85,458,950     $35,966,139     $13,929,455     $105,787,325         $1,802
                             ===========      ===========     ===========     ===========     ============         ======
ACCUMULATION UNIT
 VALUE
    Lowest................   $      2.89      $      9.24     $     11.61     $      7.92     $      11.70         $11.50
                             ===========      ===========     ===========     ===========     ============         ======
    Highest...............   $      3.16      $     10.09     $     12.67     $      8.64     $      12.78         $11.50
                             ===========      ===========     ===========     ===========     ============         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                PIMCO           PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                              Variable        Variable        Variable         Variable         Variable         Variable
                           Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Insurance Trust
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
                                                              PIMCO VIT       PIMCO VIT
                                                              Commodity        Emerging        PIMCO VIT        PIMCO VIT
                                             PIMCO Total     RealReturn      Markets Bond     Real Return      Total Return
                            Money Market       Return         Strategy     (Advisor Shares) (Advisor Shares) (Advisor Shares)
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               -------         ------        ----------       ----------       ----------      -----------
    Total assets..........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
Contracts in payout
 (annuitization) period...          --             --                --               --               --               --
                               -------         ------        ----------       ----------       ----------      -----------
    Total net assets......     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,044            322           287,455           81,419          725,081        2,241,669
                               =======         ======        ==========       ==========       ==========      ===========
Cost of investments.......     $23,044         $3,323        $3,662,495       $1,079,828       $9,002,895      $23,056,542
                               =======         ======        ==========       ==========       ==========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................     $ 10.71         $13.08        $     6.19       $     9.11       $     9.80      $     11.05
                               =======         ======        ==========       ==========       ==========      ===========
    Highest...............     $ 10.71         $13.08        $     6.41       $     9.43       $    10.15      $     11.45
                               =======         ======        ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Putnam         Putnam         Putnam         Putnam
                           Premier VIT  Premier VIT   Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ----------- -------------- -------------- -------------- -------------- --------------
                                                       VT American
                              NACM                      Government     VT Capital     VT Capital    VT Discovery
                            Small Cap  OpCap Balanced     Income      Appreciation  Opportunities      Growth
                           ----------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ------        ------      -----------    -----------     ----------    -----------
    Total assets..........   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
NET ASSETS
Accumulation units........   $1,250        $5,999      $41,169,618    $ 6,477,463     $3,058,994    $ 7,354,431
Contracts in payout
 (annuitization) period...       --            --          451,298         21,086          6,449         28,810
                             ------        ------      -----------    -----------     ----------    -----------
    Total net assets......   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       93         1,020        3,706,226      1,444,122        348,742      2,452,904
                             ======        ======      ===========    ===========     ==========    ===========
Cost of investments.......   $2,534        $9,909      $43,033,139    $11,117,721     $5,214,862    $10,983,389
                             ======        ======      ===========    ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $10.40        $ 7.61      $      7.28    $      5.10     $    10.13    $      3.17
                             ======        ======      ===========    ===========     ==========    ===========
    Highest...............   $10.40        $ 7.61      $     14.39    $      5.70     $    10.95    $      8.65
                             ======        ======      ===========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                         VT The George        VT
                           VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                               Income         Income       of Boston      Allocation       Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $34,911,883    $20,711,069    $ 75,811,146   $26,782,129    $22,552,089    $182,764,388
Contracts in payout
 (annuitization) period...      168,532        105,266         260,877        27,532         40,716         454,382
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    6,176,129      2,152,672      13,322,596     2,459,602      2,918,967      15,973,738
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $53,210,644    $28,444,882    $138,355,023   $36,696,747    $43,699,661    $348,838,556
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.35    $     10.70    $       7.06   $      7.20    $      3.83    $       6.39
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     10.73    $     11.57    $       8.59   $     10.60    $      6.28    $       9.94
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                            VT
                                                                                             VT       International
                             VT Growth      VT Health                                  International    Growth and
                           Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total assets..........  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
NET ASSETS
Accumulation units........  $ 8,813,553    $33,178,256    $46,067,976    $112,183,446   $139,573,724   $26,161,600
Contracts in payout
 (annuitization) period...       39,641         16,974        103,761         567,770        265,179        43,090
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total net assets......  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,573,603      3,012,271      9,271,433      12,583,841     15,729,910     3,670,125
                            ===========    ===========    ===========    ============   ============   ===========
Cost of investments.......  $16,025,982    $36,018,994    $68,491,820    $155,936,180   $244,100,970   $48,925,397
                            ===========    ===========    ===========    ============   ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      2.75    $      7.89    $      9.41    $       8.07   $       6.30   $      8.02
                            ===========    ===========    ===========    ============   ============   ===========
    Highest...............  $      7.20    $     10.95    $     12.05    $      10.78   $      12.76   $     11.80
                            ===========    ===========    ===========    ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT
                           International
                                New                            VT             VT           VT New
                           Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........  $18,312,566    $57,646,679    $ 7,108,771    $158,996,391   $43,901,353    $ 72,707,867
Contracts in payout
 (annuitization) period...        6,309        135,687          4,057         608,144       118,916          98,638
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    1,576,495      8,302,064        945,855     159,604,535     3,391,392      10,931,908
                            ===========    ===========    ===========    ============   ===========    ============
Cost of investments.......  $23,093,996    $98,985,716    $13,560,120    $159,604,535   $91,497,116    $149,417,560
                            ===========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.31    $      4.09    $      9.91    $       9.86   $      3.15    $       6.11
                            ===========    ===========    ===========    ============   ===========    ============
    Highest...............  $      8.98    $      9.81    $     10.71    $      12.12   $     10.86    $      10.24
                            ===========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                              VT
                              VT OTC &                                    Utilities
                              Emerging                    VT Small Cap    Growth and
                               Growth      VT Research       Value          Income        VT Vista      VT Voyager
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total assets..........  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $11,986,820    $31,523,755    $49,339,421    $25,115,459    $27,798,136    $115,658,520
Contracts in payout
 (annuitization) period...        7,633        118,316        122,167         66,812         92,475         283,384
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets......  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,701,453      3,955,259      5,798,545      1,767,177      3,356,271       5,802,898
                            -----------    -----------    -----------    -----------    -----------    ------------
Cost of investments.......  $27,742,854    $47,909,029    $91,504,392    $26,294,297    $50,316,861    $214,749,075
                            ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      1.39    $      4.95    $      7.99    $      9.70    $      3.46    $       3.75
                            ===========    ===========    ===========    ===========    ===========    ============
    Highest...............  $      3.49    $      9.59    $     15.11    $     18.54    $     10.14    $       9.09
                            ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth       Rydex
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth      Rydex VT
                             Large Cap      Large Cap      Large Cap       Mid Cap       Small Cap      Nasdaq 100
                            Core Equity    Growth Stock   Value Equity   Core Equity    Value Equity  Strategy Fund
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ----------    -----------    -----------     ----------     ----------       -----
    Total assets..........   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
NET ASSETS
Accumulation units........   $1,571,945    $ 6,724,057    $ 7,652,380     $2,586,152     $3,469,869       $ 631
Contracts in payout
 (annuitization) period...           --         53,080        120,602         19,684         21,296          --
                             ----------    -----------    -----------     ----------     ----------       -----
    Total net assets......   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
FUND SHARE
 INFORMATION
Number of shares..........      233,573        748,028        726,447        412,316        627,907          60
                             ==========    ===========    ===========     ==========     ==========       =====
Cost of investments.......   $2,526,912    $11,890,129    $10,096,562     $4,681,207     $7,505,781       $ 862
                             ==========    ===========    ===========     ==========     ==========       =====
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.37    $      5.71    $      8.69     $     6.69     $    11.73       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====
    Highest...............   $     9.64    $     15.34    $     16.34     $    12.77     $    19.87       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal The Universal  The Universal The Universal  The Universal
                           Institutional  Institutional Institutional  Institutional Institutional  Institutional
                            Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.
                            Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                           -------------- ------------- -------------- ------------- -------------- --------------
                                           Van Kampen
                                            UIF Core      Van Kampen    Van Kampen                  Van Kampen UIF
                           Van Kampen UIF  Plus Fixed    UIF Emerging   UIF Global     Van Kampen   International
                           Capital Growth    Income     Markets Equity Value Equity  UIF High Yield     Magnum
                           -------------- ------------- -------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            -----------    ----------    -----------      -------        ------      -----------
    Total assets..........  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
NET ASSETS
Accumulation units........  $22,550,972    $  993,450    $22,174,670      $26,533        $5,342      $16,808,092
Contracts in payout
 (annuitization) period...       27,152            --         66,993           --            --           89,001
                            -----------    ----------    -----------      -------        ------      -----------
    Total net assets......  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,215,714       100,247      2,903,611        3,931           590        2,463,133
                            ===========    ==========    ===========      =======        ======      ===========
Cost of investments.......  $33,196,499    $1,121,085    $39,324,589      $46,788        $4,379      $28,341,124
                            ===========    ==========    ===========      =======        ======      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.33    $    10.27    $      9.64      $  8.10        $10.60      $      6.89
                            ===========    ==========    ===========      =======        ======      ===========
    Highest...............  $      8.05    $    12.98    $     16.52      $ 10.00        $10.60      $     10.00
                            ===========    ==========    ===========      =======        ======      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                    The Universal The Universal
                           The Universal  The Universal The Universal The Universal Institutional Institutional
                           Institutional  Institutional Institutional Institutional  Funds, Inc.   Funds, Inc.
                            Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   (Class II)     (Class II)
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- ------------- ------------- ------------- ------------- --------------
                                           Van Kampen                                Van Kampen     Van Kampen
                                            UIF U.S.     Van Kampen                 UIF Emerging   UIF Emerging
                           Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen   Markets Debt  Markets Equity
                           Mid Cap Growth     Value      Real Estate    UIF Value    (Class II)     (Class II)
                           -------------- ------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            -----------    -----------   -----------    --------     -----------   -----------
    Total assets..........  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
NET ASSETS
Accumulation units........  $16,003,421    $50,920,765   $20,554,618    $ 85,574     $18,854,103   $12,284,998
Contracts in payout
 (annuitization) period...        6,468         91,121        33,258          --          87,590           906
                            -----------    -----------   -----------    --------     -----------   -----------
    Total net assets......  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,755,575      6,633,535     2,507,659      12,791       2,941,257     1,610,210
                            ===========    ===========   ===========    ========     ===========   ===========
Cost of investments.......  $27,320,493    $92,812,207   $38,133,330    $150,173     $24,803,230   $23,263,941
                            ===========    ===========   ===========    ========     ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.23    $      7.94   $     12.21    $   7.86     $     12.17   $     17.78
                            ===========    ===========   ===========    ========     ===========   ===========
    Highest...............  $     11.28    $     12.67   $     20.57    $  10.40     $     16.19   $     19.16
                            ===========    ===========   ===========    ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal  The Universal The Universal The Universal The Universal
                           Institutional  Institutional  Institutional Institutional Institutional Institutional
                            Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                            Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- -------------- ------------- ------------- ------------- --------------
                                                                        Van Kampen
                             Van Kampen                   Van Kampen     UIF Int'l    Van Kampen   Van Kampen UIF
                           UIF Equity and Van Kampen UIF  UIF Global      Growth      UIF Mid Cap  Small Company
                               Income     Capital Growth   Franchise      Equity        Growth         Growth
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                           -------------- -------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total assets..........  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
NET ASSETS
Accumulation units........  $47,687,648    $ 7,452,124    $66,774,158   $3,061,925    $27,831,271   $11,583,583
Contracts in payout
 (annuitization) period...      246,484             --        397,868           --         12,012        38,053
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total net assets......  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    4,450,709        740,032      5,692,545      492,271      4,825,526     1,278,508
                            ===========    ===========    ===========   ==========    ===========   ===========
Cost of investments.......  $59,857,658    $10,094,966    $86,809,100   $4,814,794    $50,896,145   $18,303,444
                            ===========    ===========    ===========   ==========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.43    $      7.06    $     10.44   $     5.95    $      6.02   $     10.84
                            ===========    ===========    ===========   ==========    ===========   ===========
    Highest...............  $     11.73    $      8.71    $     13.74   $     6.17    $     12.46   $     11.76
                            ===========    ===========    ===========   ==========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal   Van Kampen   Van Kampen  Van Kampen   Van Kampen
                           Institutional  Institutional      Life         Life        Life         Life
                            Funds, Inc.    Funds, Inc.    Investment   Investment  Investment   Investment
                             (Class II)    (Class II)       Trust         Trust       Trust       Trust
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account Sub-Account Sub-Account
                           -------------- ------------- -------------- ----------- ----------- ------------
                           Van Kampen UIF  Van Kampen
                            U.S. Mid Cap    UIF U.S.
                               Value       Real Estate       LIT           LIT         LIT         LIT
                             (Class II)    (Class II)   Capital Growth  Comstock   Government  Money Market
                           -------------- ------------- -------------- ----------- ----------- ------------
ASSETS
Investments at fair value.  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total assets..........  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
NET ASSETS
Accumulation units........  $40,686,437    $47,320,638   $18,716,143   $38,066,246 $1,172,195   $3,685,021
Contracts in payout
 (annuitization) period...       60,791        218,836        94,114        58,658         --           --
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total net assets......  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
FUND SHARE
 INFORMATION
Number of shares..........    5,333,407      5,840,230     1,100,015     4,621,201    126,314    3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
Cost of investments.......  $78,093,458    $95,613,800   $37,076,901   $56,129,415 $1,164,572   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      8.59    $     12.46   $      2.75   $      8.31 $    11.91   $    11.27
                            ===========    ===========   ===========   =========== ==========   ==========
    Highest...............  $     12.29    $     15.33   $      8.04   $     10.47 $    12.24   $    11.70
                            ===========    ===========   ===========   =========== ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Van Kampen    Van Kampen    Van Kampen   Van Kampen   Van Kampen
                                          Life          Life          Life         Life         Life
                                       Investment    Investment    Investment   Investment   Investment
                                         Trust         Trust         Trust         Trust       Trust
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account Sub-Account
                                     -------------- ------------ -------------- ----------- ------------
                                          LIT                    LIT Growth and LIT Mid Cap     LIT
                                     Capital Growth LIT Comstock     Income       Growth    Money Market
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                     -------------- ------------ -------------- ----------- ------------
ASSETS
Investments at fair value...........  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      -----------   ------------  ------------  ----------- -----------
    Total assets....................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
NET ASSETS
Accumulation units..................  $26,047,607   $149,062,615  $ 84,598,629  $ 9,238,697 $35,230,889
Contracts in payout (annuitization)
 period.............................       57,845        183,075       238,057       11,501          --
                                      -----------   ------------  ------------  ----------- -----------
    Total net assets................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
FUND SHARE INFORMATION
Number of shares....................    1,543,788     18,156,410     6,187,942    4,534,411  35,230,889
                                      ===========   ============  ============  =========== ===========
Cost of investments.................  $38,887,299   $218,898,099  $112,695,232  $19,308,589 $35,230,889
                                      ===========   ============  ============  =========== ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $      4.25   $       7.65  $      10.65  $      7.22 $      9.95
                                      ===========   ============  ============  =========== ===========
    Highest.........................  $      7.78   $      10.44  $      12.71  $     10.10 $     10.69
                                      ===========   ============  ============  =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                  Series       Series      Series      Series      Series      Series
                                                  Trust         Trust       Trust       Trust       Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              -------------- ----------- ----------- ----------- ----------- -----------
                                                   AST                                               AST         AST
                                                 Academic                    AST         AST      Alliance    American
                                                Strategies       AST     Aggressive   Alliance    Bernstein    Century
                                                  Asset       Advanced      Asset     Bernstein   Growth &    Income &
                                              Allocation (a) Strategies  Allocation  Core Value    Income      Growth
                                              -------------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $   110,916   $   41,796   $  1,087    $  2,170    $    827     $   100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (143,316)     (36,883)    (1,926)       (407)       (840)        (60)
    Administrative expense...................       (1,389)        (291)       (20)         (5)         (7)         (2)
                                               -----------   ----------   --------    --------    --------     -------
    Net investment income (loss).............      (33,789)       4,622       (859)      1,758         (20)         38
                                               -----------   ----------   --------    --------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    8,851,993    2,775,749    113,311      52,077      22,836       1,406
    Cost of investments sold.................   11,025,638    3,305,848    154,428      66,667      30,120       1,973
                                               -----------   ----------   --------    --------    --------     -------
       Realized gains (losses) on fund
        shares...............................   (2,173,645)    (530,099)   (41,117)    (14,590)     (7,284)       (567)
Realized gain distributions..................      457,539       53,934     17,785       7,781       5,467          --
                                               -----------   ----------   --------    --------    --------     -------
    Net realized gains (losses)..............   (1,716,106)    (476,165)   (23,332)     (6,809)     (1,817)       (567)
Change in unrealized gains (losses)..........   (1,673,389)    (246,425)   (52,880)    (15,290)    (22,277)     (1,038)
                                               -----------   ----------   --------    --------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (3,389,495)    (722,590)   (76,212)    (22,099)    (24,094)     (1,605)
                                               -----------   ----------   --------    --------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(3,423,284)  $ (717,968)  $(77,071)   $(20,341)   $(24,114)    $(1,567)
                                               ===========   ==========   ========    ========    ========     =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced     Advanced    Advanced
                                                  Series       Series      Series      Series       Series      Series
                                                  Trust         Trust       Trust       Trust        Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Pub-Account  Sub-Account Sub-Account
                                              -------------- ----------- ----------- -----------  ----------- -----------
                                                                                         AST          AST         AST
                                                   AST           AST         AST       Capital        CLS         CLS
                                                 Balanced       Bond        Bond       Growth       Growth     Moderate
                                                  Asset       Portfolio   Portfolio     Asset        Asset       Asset
                                              Allocation (b)  2018 (c)    2019 (c)   Allocation   Allocation  Allocation
                                              -------------- ----------- ----------- -----------  ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    28,787    $     --    $     --   $    61,086   $    154    $       5
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (45,506)     (4,288)       (281)      (98,782)    (1,360)      (2,843)
    Administrative expense...................         (739)       (299)        (23)         (947)        (7)        (112)
                                               -----------    --------    --------   -----------   --------    ---------
    Net investment income (loss).............      (17,458)     (4,587)       (304)      (38,643)    (1,213)      (2,950)
                                               -----------    --------    --------   -----------   --------    ---------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,756,997     950,590     153,632     7,306,421    410,765      474,044
    Cost of investments sold.................    6,825,750     898,076     144,152     9,013,217    493,307      550,020
                                               -----------    --------    --------   -----------   --------    ---------
       Realized gains (losses) on fund
        shares...............................   (1,068,753)     52,514       9,480    (1,706,796)   (82,542)     (75,976)
Realized gain distributions..................      101,932          --          --       401,770        545            5
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized gains (losses)..............     (966,821)     52,514       9,480    (1,305,026)   (81,997)     (75,971)
Change in unrealized gains (losses)..........     (284,136)    165,714       8,867    (1,239,015)     1,729      (35,120)
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized and unrealized gains
     (losses) on investments.................   (1,250,957)    218,228      18,347    (2,544,041)   (80,268)    (111,091)
                                               -----------    --------    --------   -----------   --------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(1,268,415)   $213,641    $ 18,043   $(2,582,684)  $(81,481)   $(114,041)
                                               ===========    ========    ========   ===========   ========    =========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced      Advanced
                                                Series      Series      Series      Series      Series        Series
                                                 Trust       Trust       Trust       Trust       Trust        Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                              ----------- ----------- ----------- ----------- -----------  ------------
                                                                                                               AST
                                                  AST         AST         AST         AST         AST      First Trust
                                                Cohen &      DeAm        DeAm      Federated  First Trust    Capital
                                                Steers     Large-Cap   Small-Cap  Aggressive   Balanced    Appreciation
                                                Realty       Value     Value (d)    Growth      Target        Target
                                              ----------- ----------- ----------- ----------- -----------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  1,332     $   455     $   92      $    --   $    75,514  $   130,874
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (374)       (192)       (22)        (189)      (61,105)    (184,031)
    Administrative expense...................        (5)         (3)        --           (3)         (376)      (1,463)
                                               --------     -------     ------      -------   -----------  -----------
    Net investment income (loss).............       953         260         70         (192)       14,033      (54,620)
                                               --------     -------     ------      -------   -----------  -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     6,253       4,028      6,587        5,827     6,085,491   16,807,785
    Cost of investments sold.................     6,731       6,192      6,698        9,588     7,327,589   20,350,671
                                               --------     -------     ------      -------   -----------  -----------
       Realized gains (losses) on fund
        shares...............................      (478)     (2,164)      (111)      (3,761)   (1,242,098)  (3,542,886)
Realized gain distributions..................    15,221       2,878         --        3,681        63,573      136,772
                                               --------     -------     ------      -------   -----------  -----------
    Net realized gains (losses)..............    14,743         714       (111)         (80)   (1,178,525)  (3,406,114)
Change in unrealized gains (losses)..........   (30,489)     (9,151)        (9)      (8,055)     (357,780)  (2,330,234)
                                               --------     -------     ------      -------   -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.................   (15,746)     (8,437)      (120)      (8,135)   (1,536,305)  (5,736,348)
                                               --------     -------     ------      -------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(14,793)    $(8,177)    $  (50)     $(8,327)  $(1,522,272) $(5,790,968)
                                               ========     =======     ======      =======   ===========  ===========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                Advanced     Advanced     Advanced    Advanced    Advanced    Advanced
                                                 Series       Series       Series      Series      Series      Series
                                                  Trust        Trust       Trust        Trust       Trust       Trust
                                               Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST          AST       Goldman      Goldman     Goldman
                                                  Focus       Global       Sachs        Sachs       Sachs
                                                Four Plus      Real     Concentrated   Mid-Cap    Small-Cap      AST
                                              Portfolio (e) Estate (e)     Growth      Growth       Value    High Yield
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    --        $--       $    109    $     --      $  --      $ 1,952
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............        (24)        --           (496)       (577)        (5)        (238)
    Administrative expense...................         (2)        --             (7)        (10)        (1)          (8)
                                                 -------        ---       --------    --------      -----      -------
    Net investment income (loss).............        (26)        --           (394)       (587)        (6)       1,706
                                                 -------        ---       --------    --------      -----      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     10,802         --         57,159      13,417          6        5,687
    Cost of investments sold.................     12,273         --         60,419      18,370          8        7,472
                                                 -------        ---       --------    --------      -----      -------
       Realized gains (losses) on fund
        shares...............................     (1,471)        --         (3,260)     (4,953)        (2)      (1,785)
Realized gain distributions..................         --         --             --      10,188         --           --
                                                 -------        ---       --------    --------      -----      -------
    Net realized gains (losses)..............     (1,471)        --         (3,260)      5,235         (2)      (1,785)
Change in unrealized gains (losses)..........        422         23        (13,435)    (30,214)      (699)      (8,111)
                                                 -------        ---       --------    --------      -----      -------
    Net realized and unrealized gains
     (losses) on investments.................     (1,049)        23        (16,695)    (24,979)      (701)      (9,896)
                                                 -------        ---       --------    --------      -----      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(1,075)       $23       $(17,089)   $(25,566)     $(707)     $(8,190)
                                                 =======        ===       ========    ========      =====      =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced     Advanced      Advanced     Advanced      Advanced
                                                Series      Series       Series        Series       Series        Series
                                                 Trust       Trust        Trust         Trust        Trust         Trust
                                              Sub-Account Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                Horizon     Horizon                                   AST           AST
                                                Growth     Moderate        AST           AST      Investment     JPMorgan
                                                 Asset       Asset    International International    Grade     International
                                              Allocation  Allocation     Growth         Value      Bond (c)       Equity
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $     28    $     24     $    801      $  3,575    $        --    $  2,400
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (373)     (1,354)        (794)       (1,323)       (44,768)     (1,161)
    Administrative expense...................       (18)        (47)         (13)          (17)        (3,312)        (11)
                                               --------    --------     --------      --------    -----------    --------
    Net investment income (loss).............      (363)     (1,377)          (6)        2,235        (48,080)      1,228
                                               --------    --------     --------      --------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   124,429     366,053       17,927        98,581     11,208,107      50,997
    Cost of investments sold.................   140,842     412,695       24,978       118,212     11,027,469      58,051
                                               --------    --------     --------      --------    -----------    --------
       Realized gains (losses) on fund
        shares...............................   (16,413)    (46,642)      (7,051)      (19,631)       180,638      (7,054)
Realized gain distributions..................        20          11       10,195        10,876             --          --
                                               --------    --------     --------      --------    -----------    --------
    Net realized gains (losses)..............   (16,393)    (46,631)       3,144        (8,755)       180,638      (7,054)
Change in unrealized gains (losses)..........       669      (2,810)     (45,166)      (50,170)       972,934     (29,682)
                                               --------    --------     --------      --------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................   (15,724)    (49,441)     (42,022)      (58,925)     1,153,572     (36,736)
                                               --------    --------     --------      --------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(16,087)   $(50,818)    $(42,028)     $(56,690)   $ 1,105,492    $(35,508)
                                               ========    ========     ========      ========    ===========    ========

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     Lord Abbett   Marsico       AST         AST         AST
                                               Large-Cap     Bond-      Capital   MFS Global      MFS       Mid-Cap
                                                 Value     Debenture    Growth      Equity      Growth       Value
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    816    $  2,947    $    242    $  1,067     $    32     $   322
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (298)       (329)       (634)       (889)       (133)       (192)
    Administrative expense...................        (1)         (7)        (11)        (19)         (3)         (2)
                                               --------    --------    --------    --------     -------     -------
    Net investment income (loss).............       517       2,611        (403)        159        (104)        128
                                               --------    --------    --------    --------     -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    44,559      10,094      23,354      24,510       5,032      30,840
    Cost of investments sold.................    54,806      13,152      25,352      31,740       7,531      35,651
                                               --------    --------    --------    --------     -------     -------
       Realized gains (losses) on fund
        shares...............................   (10,247)     (3,058)     (1,998)     (7,230)     (2,499)     (4,811)
Realized gain distributions..................     3,033       1,253       2,563      20,694          --       1,314
                                               --------    --------    --------    --------     -------     -------
    Net realized gains (losses)..............    (7,214)     (1,805)        565      13,464      (2,499)     (3,497)
Change in unrealized gains (losses)..........    (5,081)    (11,406)    (27,879)    (43,137)     (3,291)     (3,430)
                                               --------    --------    --------    --------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (12,295)    (13,211)    (27,314)    (29,673)     (5,790)     (6,927)
                                               --------    --------    --------    --------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(11,778)   $(10,600)   $(27,717)   $(29,514)    $(5,894)    $(6,799)
                                               ========    ========    ========    ========     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           Neuberger      AST         AST       Niemann       AST
                                                           Berman /    Neuberger   Neuberger    Capital   Parametric
                                                  AST         LSV       Berman      Berman      Growth     Emerging
                                                 Money      Mid-Cap     Mid-Cap    Small-Cap     Asset      Markets
                                                Market     Value (f)    Growth      Growth    Allocation  Equity (e)
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  6,278    $    601    $     --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (3,547)       (392)       (364)        (70)       (469)        (13)
    Administrative expense...................      (284)         (6)         (6)         (1)        (22)         (1)
                                               --------    --------    --------     -------    --------     -------
    Net investment income (loss).............     2,447         203        (370)        (71)       (491)        (14)
                                               --------    --------    --------     -------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   528,701       7,360       6,089       3,082     121,179          14
    Cost of investments sold.................   528,701       9,380       8,594       3,113     133,119          20
                                               --------    --------    --------     -------    --------     -------
       Realized gains (losses) on fund
        shares...............................        --      (2,020)     (2,505)        (31)    (11,940)         (6)
Realized gain distributions..................        --       2,528          --          --          --          --
                                               --------    --------    --------     -------    --------     -------
    Net realized gains (losses)..............        --         508      (2,505)        (31)    (11,940)         (6)
Change in unrealized gains (losses)..........        --     (18,744)    (13,468)     (2,245)       (261)     (2,001)
                                               --------    --------    --------     -------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................        --     (18,236)    (15,973)     (2,276)    (12,201)     (2,007)
                                               --------    --------    --------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  2,447    $(18,033)   $(16,343)    $(2,347)   $(12,692)    $(2,021)
                                               ========    ========    ========     =======    ========     =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced     Advanced    Advanced      Advanced     Advanced
                                            Series       Series       Series      Series        Series       Series
                                             Trust       Trust        Trust        Trust        Trust         Trust
                                          Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                          ----------- ------------ ------------ ----------- -------------- -----------
                                              AST                                                AST
                                             PIMCO        AST          AST          AST       Schroders
                                            Limited      PIMCO     Preservation   QMA US     Multi-Asset       AST
                                           Maturity   Total Return    Asset       Equity        World       Small-Cap
                                             Bond         Bond      Allocation   Alpha (g)  Strategies (h)   Growth
                                          ----------- ------------ ------------ ----------- -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $ 3,988     $  5,970    $   24,688   $  2,421     $   4,786      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,088)      (2,242)      (41,317)      (937)       (4,298)         (35)
    Administrative expense...............       (47)         (45)         (913)       (16)          (57)          --
                                            -------     --------    ----------   --------     ---------      -------
    Net investment income (loss).........     2,853        3,683       (17,542)     1,468           431          (35)
                                            -------     --------    ----------   --------     ---------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    20,279       63,688     3,052,653     59,047       515,916        6,532
    Cost of investments sold.............    20,516       64,865     3,484,995     67,761       619,024        7,567
                                            -------     --------    ----------   --------     ---------      -------
       Realized gains (losses) on
        fund shares......................      (237)      (1,177)     (432,342)    (8,714)     (103,108)      (1,035)
Realized gain distributions..............        --          868        97,657         --        24,397           --
                                            -------     --------    ----------   --------     ---------      -------
    Net realized gains (losses)..........      (237)        (309)     (334,685)    (8,714)      (78,711)      (1,035)
Change in unrealized gains (losses)......    (6,259)     (11,705)     (332,203)   (28,090)       (4,800)         (13)
                                            -------     --------    ----------   --------     ---------      -------
    Net realized and unrealized gains
     (losses) on investments.............    (6,496)     (12,014)     (666,888)   (36,804)      (83,511)      (1,048)
                                            -------     --------    ----------   --------     ---------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $(3,643)    $ (8,331)   $ (684,430)  $(35,336)    $ (83,080)     $(1,083)
                                            =======     ========    ==========   ========     =========      =======

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced      Advanced      Advanced      Advanced     Advanced
                                            Series       Series        Series        Series        Series       Series
                                             Trust        Trust         Trust         Trust         Trust        Trust
                                          Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. Rowe Price      AST      T. Rowe Price T. Rowe Price     AST
                                           Small-Cap      Asset     T. Rowe Price   Large-Cap      Natural    UBS Dynamic
                                             Value     Allocation    Global Bond     Growth       Resources      Alpha
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    456    $   104,342     $ 2,565      $     88      $    584    $    7,100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (555)       (94,091)       (557)         (483)       (1,268)      (40,149)
    Administrative expense...............        (6)          (788)        (14)           (6)          (18)         (423)
                                           --------    -----------     -------      --------      --------    ----------
    Net investment income (loss).........      (105)         9,463       1,994          (401)         (702)      (33,472)
                                           --------    -----------     -------      --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    22,205      7,261,054      35,938        52,979        20,564     4,655,227
    Cost of investments sold.............    28,687      8,680,596      38,855        57,769        25,995     5,200,134
                                           --------    -----------     -------      --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (6,482)    (1,419,542)     (2,917)       (4,790)       (5,431)     (544,907)
Realized gain distributions..............     4,380        216,172       1,581            --         9,029        97,635
                                           --------    -----------     -------      --------      --------    ----------
    Net realized gains (losses)..........    (2,102)    (1,203,370)     (1,336)       (4,790)        3,598      (447,272)
Change in unrealized gains
 (losses)................................    (9,676)      (553,539)     (4,614)      (10,603)      (70,061)     (126,446)
                                           --------    -----------     -------      --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............   (11,778)    (1,756,909)     (5,950)      (15,393)      (66,463)     (573,718)
                                           --------    -----------     -------      --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(11,883)   $(1,747,446)    $(3,956)     $(15,794)     $(67,165)   $ (607,190)
                                           ========    ===========     =======      ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Franklin
                                           Templeton
                                            Variable     AIM Variable  AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                           Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Products Trust     Funds         Funds         Funds         Funds         Funds
                                          Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         -------------- -------------- ------------  ------------  ------------  ------------
                                            Franklin
                                           Templeton
                                          VIP Founding                                AIM V. I.     AIM V. I.
                                             Funds        AIM V. I.     AIM V. I.      Capital       Capital      AIM V. I.
                                         Allocation (i) Basic Balanced Basic Value   Appreciation  Development   Core Equity
                                         -------------- -------------- ------------  ------------  ------------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   35,937    $  1,182,697  $    130,046  $         --  $         --  $  3,008,675
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........      (12,939)       (343,967)     (202,609)   (1,509,351)     (183,325)   (1,899,466)
    Administrative expense..............         (288)        (52,528)      (30,094)     (211,604)      (26,633)     (270,514)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net investment income
     (loss).............................       22,710         786,202      (102,657)   (1,720,955)     (209,958)      838,695
                                           ----------    ------------  ------------  ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,685,143      10,119,075     5,871,142    29,990,858     4,479,569    42,557,074
    Cost of investments sold............    3,115,025      11,447,230     6,318,203    31,937,326     4,232,950    40,179,344
                                           ----------    ------------  ------------  ------------  ------------  ------------
       Realized gains (losses) on
        fund shares.....................     (429,882)     (1,328,155)     (447,061)   (1,946,468)      246,619     2,377,730
Realized gain distributions.............       34,738              --     2,813,185            --     1,743,486            --
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized gains (losses).........     (395,144)     (1,328,155)    2,366,124    (1,946,468)    1,990,105     2,377,730
Change in unrealized gains
 (losses)...............................     (158,649)    (12,431,727)  (13,115,524)  (60,709,415)  (10,700,350)  (55,044,098)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments........................     (553,793)    (13,759,882)  (10,749,400)  (62,655,883)   (8,710,245)  (52,666,368)
                                           ----------    ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (531,083)   $(12,973,680) $(10,852,057) $(64,376,838) $ (8,920,203) $(51,827,673)
                                           ==========    ============  ============  ============  ============  ============

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              AIM          AIM         AIM           AIM          AIM          AIM
                                           Variable     Variable    Variable      Variable     Variable     Variable
                                           Insurance    Insurance   Insurance     Insurance    Insurance    Insurance
                                             Funds        Funds       Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                          -----------  ----------- -----------  ------------- -----------  -----------
                                           AIM V. I.    AIM V. I.                 AIM V. I.    AIM V. I.    AIM V. I.
                                          Diversified  Government   AIM V. I.   International  Large Cap     Mid Cap
                                            Income     Securities  High Yield      Growth       Growth     Core Equity
                                          -----------  ----------- -----------  ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,184,961  $  824,690  $   716,964  $    209,915  $     1,390  $   269,138
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (179,836)   (283,521)     (99,851)     (522,487)    (162,174)    (235,291)
    Administrative expense...............     (25,181)    (46,626)     (14,855)      (65,192)     (24,060)     (35,334)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net investment income (loss).........     979,944     494,543      602,258      (377,764)    (184,844)      (1,487)
                                          -----------  ----------  -----------  ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   5,801,077   7,353,975    2,799,293    12,334,822    4,548,271    6,681,640
    Cost of investments sold.............   7,223,411   7,007,783    3,360,648     9,218,419    4,425,469    6,411,839
                                          -----------  ----------  -----------  ------------  -----------  -----------
       Realized gains (losses) on
        fund shares......................  (1,422,334)    346,192     (561,355)    3,116,403      122,802      269,801
Realized gain distributions..............          --          --           --       507,601           --    1,957,252
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized gains (losses)..........  (1,422,334)    346,192     (561,355)    3,624,004      122,802    2,227,053
Change in unrealized gains (losses)......  (2,134,406)  1,496,249   (2,318,399)  (24,566,029)  (6,243,875)  (8,150,080)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............  (3,556,740)  1,842,441   (2,879,754)  (20,942,025)  (6,121,073)  (5,923,027)
                                          -----------  ----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(2,576,796) $2,336,984  $(2,277,496) $(21,319,789) $(6,305,917) $(5,924,514)
                                          ===========  ==========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 AIM Variable  AIM Variable   AIM Variable
                                          AIM Variable AIM Variable AIM Variable  Insurance     Insurance       Insurance
                                           Insurance    Insurance    Insurance      Funds         Funds           Funds
                                             Funds        Funds        Funds      Series II     Series II       Series II
                                          Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account
                                          ------------ ------------ ------------ ------------ -------------- ---------------
                                                                                  AIM V. I.                     AIM V. I.
                                           AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital
                                          Money Market  Technology   Utilities   Balanced II  Basic Value II Appreciation II
                                          ------------ ------------ ------------ ------------ -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   464,806  $        --  $   270,619   $  55,743    $     68,501    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (276,062)     (40,084)    (133,802)    (18,781)       (195,869)       (75,199)
    Administrative expense...............     (41,925)      (6,367)     (18,789)     (3,152)        (42,721)       (16,695)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net investment income (loss).........     146,819      (46,451)     118,028      33,810        (170,089)       (91,894)
                                          -----------  -----------  -----------   ---------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  15,999,110    1,223,091    3,290,403     286,780       2,806,211      1,308,042
    Cost of investments sold.............  15,999,110    1,173,971    2,686,274     271,890       3,192,493      1,187,855
                                          -----------  -----------  -----------   ---------    ------------    -----------
       Realized gains (losses) on
        fund shares......................          --       49,120      604,129      14,890        (386,282)       120,187
Realized gain distributions..............          --           --      994,338          --       2,664,339             --
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized gains (losses)..........          --       49,120    1,598,467      14,890       2,278,057        120,187
Change in unrealized gains (losses)......          --   (1,872,573)  (5,924,660)   (682,242)    (11,711,986)    (3,138,788)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized and unrealized gains
     (losses) on investments.............          --   (1,823,453)  (4,326,193)   (667,352)     (9,433,929)    (3,018,601)
                                          -----------  -----------  -----------   ---------    ------------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $   146,819  $(1,869,904) $(4,208,165)  $(633,542)   $ (9,604,018)   $(3,110,495)
                                          ===========  ===========  ===========   =========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable
                                        Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds         Funds         Funds         Funds         Funds
                                        Series II      Series II     Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      -------------- -------------- ------------ ------------- ------------- -------------
                                        AIM V. I.                    AIM V. I.     AIM V. I.                   AIM V. I.
                                         Capital       AIM V. I.    Diversified   Government     AIM V. I.   International
                                      Development II Core Equity II  Income II   Securities II High Yield II   Growth II
                                      -------------- -------------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $      --     $    66,330    $  39,057     $ 80,954      $  48,275     $   4,764
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (7,143)        (50,776)      (5,739)     (30,537)        (7,002)      (14,926)
    Administrative expense...........      (1,280)        (11,908)      (1,084)      (6,611)          (980)       (2,529)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net investment income
     (loss)..........................      (8,423)          3,646       32,234       43,806         40,293       (12,691)
                                        ---------     -----------    ---------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      98,710         812,420      138,457      292,073        240,808       390,499
    Cost of investments sold.........      93,128         761,620      166,616      288,056        275,234       290,457
                                        ---------     -----------    ---------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............       5,582          50,800      (28,159)       4,017        (34,426)      100,042
Realized gain distributions..........      68,812              --           --           --             --        13,850
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized gains (losses)......      74,394          50,800      (28,159)       4,017        (34,426)      113,892
Change in unrealized gains
 (losses)............................    (389,265)     (1,336,017)     (80,713)     154,448       (167,357)     (681,650)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (314,871)     (1,285,217)    (108,872)     158,465       (201,783)     (567,758)
                                        ---------     -----------    ---------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(323,294)    $(1,281,571)   $ (76,638)    $202,271      $(161,490)    $(580,449)
                                        =========     ===========    =========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Alliance
                                         AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein
                                          Insurance     Insurance     Insurance     Insurance    Insurance     Variable
                                            Funds         Funds         Funds         Funds        Funds        Product
                                          Series II     Series II     Series II     Series II    Series II    Series Fund
                                         Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         ------------ -------------- ------------ ------------- ------------ ------------
                                          AIM V. I.     AIM V. I.     AIM V. I.                                Alliance
                                          Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.     Bernstein
                                          Growth II   Core Equity II  Market II   Technology II Utilities II  VPS Growth
                                         ------------ -------------- ------------ ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $      --    $    65,793     $ 38,175     $     --     $  19,372   $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,144)       (74,260)     (27,424)      (1,043)       (9,953)      (545,161)
    Administrative expense..............     (1,710)       (14,957)      (4,016)        (181)       (1,538)      (101,262)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net investment income (loss)........    (12,854)       (23,424)       6,735       (1,224)        7,881       (646,423)
                                          ---------    -----------     --------     --------     ---------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    147,608      1,444,961      529,894       33,361       203,432     12,173,880
    Cost of investments sold............    138,485      1,413,754      529,894       35,019       177,871     11,994,146
                                          ---------    -----------     --------     --------     ---------   ------------
       Realized gains (losses) on
        fund shares.....................      9,123         31,207           --       (1,658)       25,561        179,734
Realized gain distributions.............         --        582,390           --           --        80,902             --
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized gains (losses).........      9,123        613,597           --       (1,658)      106,463        179,734
Change in unrealized gains
 (losses)...............................   (400,710)    (2,323,511)          --      (43,739)     (421,041)   (20,707,289)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................   (391,587)    (1,709,914)          --      (45,397)     (314,578)   (20,527,555)
                                          ---------    -----------     --------     --------     ---------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(404,441)   $(1,733,338)    $  6,735     $(46,621)    $(306,697)  $(21,173,978)
                                          =========    ===========     ========     ========     =========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                            Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                            Variable      Variable      Variable      Variable      Variable      Variable
                                             Product       Product       Product       Product       Product       Product
                                           Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                            Alliance      Alliance      Alliance      Alliance      Alliance
                                          Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance
                                            Growth &    International   Large Cap     Small/Mid      Utility    Bernstein VPS
                                             Income         Value        Growth       Cap Value      Income         Value
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $  2,092,373  $    289,633  $         --  $    156,245   $   183,679   $    63,508
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........   (1,630,015)     (441,884)     (401,545)     (470,749)      (96,912)      (39,844)
    Administrative expense...............     (282,008)      (85,123)      (73,870)     (101,051)      (20,540)       (7,802)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net investment income (loss).........      180,350      (237,374)     (475,415)     (415,555)       66,227        15,862
                                          ------------  ------------  ------------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   34,576,928     7,008,300     8,247,764    10,787,671     2,429,752       683,850
    Cost of investments sold.............   39,539,386     8,135,953     8,320,009    11,717,424     2,646,823       883,417
                                          ------------  ------------  ------------  ------------   -----------   -----------
       Realized gains (losses) on
        fund shares......................   (4,962,458)   (1,127,653)      (72,245)     (929,753)     (217,071)     (199,567)
Realized gain distributions..............   21,588,965     2,072,118            --     3,679,915       834,035       161,918
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized gains (losses)..........   16,626,507       944,465       (72,245)    2,750,162       616,964       (37,649)
Change in unrealized gains (losses)......  (77,351,929)  (22,997,660)  (13,611,973)  (15,783,343)   (3,657,462)   (1,449,111)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............  (60,725,422)  (22,053,195)  (13,684,218)  (13,033,181)   (3,040,498)   (1,486,760)
                                          ------------  ------------  ------------  ------------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(60,545,072) $(22,290,569) $(14,159,633) $(13,448,736)  $(2,974,271)  $(1,470,898)
                                          ============  ============  ============  ============   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                           Dreyfus
                                            American      Socially                   Dreyfus      Dreyfus
                                             Century     Responsible                 Variable     Variable       DWS
                                            Variable       Growth    Dreyfus Stock  Investment   Investment   Variable
                                         Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund      Series I
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         --------------- ----------- ------------- ------------ ------------ -----------
                                                           Dreyfus
                                            American      Socially
                                             Century     Responsible Dreyfus Stock VIF Growth &     VIF          DWS
                                           VP Balanced   Growth Fund  Index Fund      Income    Money Market Bond VIP A
                                         --------------- ----------- ------------- ------------ ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $   551      $    989     $  18,248    $   1,110    $   25,993   $  37,016
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (280)         (996)      (11,760)      (1,981)      (14,851)     (2,598)
    Administrative expense..............         (32)          (96)       (1,436)        (280)       (2,692)     (1,953)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net investment income (loss)........         239          (103)        5,052       (1,151)        8,450      32,465
                                             -------      --------     ---------    ---------    ----------   ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................       1,020       123,363       378,578       25,305     2,040,852     239,220
    Cost of investments sold............       1,307       110,903       320,035       25,416     2,040,852     253,456
                                             -------      --------     ---------    ---------    ----------   ---------
       Realized gains (losses) on
        fund shares.....................        (287)       12,460        58,543         (111)           --     (14,236)
Realized gain distributions.............       1,596            --            --       20,930            --          --
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized gains (losses).........       1,309        12,460        58,543       20,819            --     (14,236)
Change in unrealized gains
 (losses)...............................      (6,640)      (28,794)     (448,429)    (104,057)           --    (126,016)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized and unrealized
     gains (losses) on
     investments........................      (5,331)      (16,334)     (389,886)     (83,238)           --    (140,252)
                                             -------      --------     ---------    ---------    ----------   ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................     $(5,092)     $(16,437)    $(384,834)   $ (84,389)   $    8,450   $(107,787)
                                             =======      ========     =========    =========    ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             DWS           DWS          DWS           DWS          DWS         DWS
                                           Variable     Variable      Variable     Variable     Variable     Variable
                                           Series I     Series I      Series I     Series I     Series II   Series II
                                         Sub-Account   Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account
                                         ------------ ------------- ------------ ------------- ----------- ------------
                                                           DWS
                                             DWS         Global         DWS           DWS          DWS         DWS
                                           Capital    Opportunities  Growth and  International  Balanced   Money Market
                                         Growth VIP A     VIP A     Income VIP A     VIP A      VIP A II     VIP A II
                                         ------------ ------------- ------------ ------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  15,567    $     3,647   $  10,731     $  10,279    $  69,553    $ 25,805
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (5,977)        (5,404)     (2,155)       (2,858)      (7,210)     (3,801)
    Administrative expense..............     (4,555)        (4,130)     (1,639)       (2,180)      (5,478)     (2,888)
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net investment income (loss)........      5,035         (5,887)      6,937         5,241       56,865      19,116
                                          ---------    -----------   ---------     ---------    ---------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    237,463        179,652      10,525       147,533      191,365     284,460
    Cost of investments sold............    229,848        190,166      12,723       157,965      213,219     284,460
                                          ---------    -----------   ---------     ---------    ---------    --------
       Realized gains (losses) on
        fund shares.....................      7,615        (10,514)     (2,198)      (10,432)     (21,854)         --
Realized gain distributions.............         --        233,139     126,480       133,672           --          --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized gains (losses).........      7,615        222,625     124,282       123,240      (21,854)         --
Change in unrealized gains
 (losses)...............................   (563,985)    (1,027,131)   (376,024)     (547,080)    (592,176)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (556,370)      (804,506)   (251,742)     (423,840)    (614,030)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(551,335)   $  (810,393)  $(244,805)    $(418,599)   $(557,165)   $ 19,116
                                          =========    ===========   =========     =========    =========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                  Fidelity      Fidelity      Fidelity      Fidelity
                                          DWS       Federated     Variable      Variable      Variable      Variable
                                       Variable     Insurance     Insurance     Insurance     Insurance     Insurance
                                       Series II     Series     Products Fund Products Fund Products Fund Products Fund
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      ----------- ------------- ------------- ------------- ------------- -------------
                                          DWS
                                       Small Cap    Federated
                                        Growth        Prime          VIP           VIP                         VIP
                                       VIP A II   Money Fund II  Contrafund   Equity-Income  VIP Growth    High Income
                                      ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $      --   $  237,254    $    93,570   $   36,291    $    41,879   $  142,720
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,668)    (117,157)      (123,534)     (20,593)       (65,942)     (22,276)
    Administrative expense...........     (1,269)     (15,328)       (15,094)      (2,920)        (8,471)      (2,575)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net investment income
     (loss)..........................     (2,937)     104,769        (45,058)      12,778        (32,534)     117,869
                                       ---------   ----------    -----------   ----------    -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     26,225    5,198,522      2,915,612      969,728      1,369,527      867,911
    Cost of investments sold.........     39,100    5,198,522      3,391,200    1,123,168      1,452,086    1,029,144
                                       ---------   ----------    -----------   ----------    -----------   ----------
       Realized gains (losses)
        on fund shares...............    (12,875)          --       (475,588)    (153,440)       (82,559)    (161,233)
Realized gain distributions..........         --           --        322,449        2,041             --           --
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized gains
     (losses)........................    (12,875)          --       (153,139)    (151,399)       (82,559)    (161,233)
Change in unrealized gains
 (losses)............................   (245,822)          --     (5,299,776)    (757,711)    (3,143,691)    (458,096)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (258,697)          --     (5,452,915)    (909,110)    (3,226,250)    (619,329)
                                       ---------   ----------    -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(261,634)  $  104,769    $(5,497,973)  $ (896,332)   $(3,258,784)  $ (501,460)
                                       =========   ==========    ===========   ==========    ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity
                                        Fidelity      Fidelity      Fidelity        Variable          Variable
                                        Variable      Variable      Variable        Insurance         Insurance
                                        Insurance     Insurance     Insurance     Products Fund     Products Fund
                                      Products Fund Products Fund Products Fund (Service Class 2) (Service Class 2)
                                       Sub-Account   Sub-Account   Sub-Account     Sub-Account       Sub-Account
                                      ------------- ------------- ------------- ----------------- -----------------
                                                         VIP                        VIP Asset            VIP
                                                     Investment        VIP       Manager Growth      Contrafund
                                      VIP Index 500  Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                                      ------------- ------------- ------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   141,412   $  136,628    $    56,014      $    928        $    719,873
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (86,613)     (36,911)       (29,872)         (720)         (1,235,995)
    Administrative expense...........      (10,314)      (3,803)        (3,292)          (58)           (221,729)
                                       -----------   ----------    -----------      --------        ------------
    Net investment income
     (loss)..........................       44,485       95,914         22,850           150            (737,851)
                                       -----------   ----------    -----------      --------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,222,334    1,291,352      1,151,044         3,087          17,424,450
    Cost of investments sold.........    2,168,353    1,353,674      1,181,957         3,502          25,105,494
                                       -----------   ----------    -----------      --------        ------------
       Realized gains (losses)
        on fund shares...............       53,981      (62,322)       (30,913)         (415)         (7,681,044)
Realized gain distributions..........       84,946        2,653        349,653            43           2,648,926
                                       -----------   ----------    -----------      --------        ------------
    Net realized gains
     (losses)........................      138,927      (59,669)       318,740          (372)         (5,032,118)
Change in unrealized gains
 (losses)............................   (3,403,803)    (180,369)    (1,691,054)      (24,019)        (43,134,239)
                                       -----------   ----------    -----------      --------        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,264,876)    (240,038)    (1,372,314)      (24,391)        (48,166,357)
                                       -----------   ----------    -----------      --------        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(3,220,391)  $ (144,124)   $(1,349,464)     $(24,241)       $(48,904,208)
                                       ===========   ==========    ===========      ========        ============

                                          Fidelity
                                          Variable
                                          Insurance
                                        Products Fund
                                      (Service Class 2)
                                         Sub-Account
                                      -----------------
                                             VIP
                                        Equity-Income
                                      (Service Class 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    39,287
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (32,291)
    Administrative expense...........         (4,000)
                                         -----------
    Net investment income
     (loss)..........................          2,996
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,359,185
    Cost of investments sold.........      1,551,921
                                         -----------
       Realized gains (losses)
        on fund shares...............       (192,736)
Realized gain distributions..........          2,971
                                         -----------
    Net realized gains
     (losses)........................       (189,765)
Change in unrealized gains
 (losses)............................       (981,386)
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (1,171,151)
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(1,168,155)
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                         VIP Freedom           VIP
                                   VIP Freedom       VIP Freedom       VIP Freedom         Income           Growth &
                                 2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio          Income
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   281,018       $   168,621       $    56,585       $   94,661        $   118,492
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (113,975)          (89,058)          (35,525)         (42,947)          (171,786)
    Administrative
     expense...................        (20,912)          (15,765)           (5,425)          (7,042)           (33,213)
                                   -----------       -----------       -----------       ----------        -----------
    Net investment income
     (loss)....................        146,131            63,798            15,635           44,672            (86,507)
                                   -----------       -----------       -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      2,736,898         2,551,999           481,104        1,533,647          2,330,673
    Cost of investments
     sold......................      3,105,756         3,087,212           601,526        1,640,295          2,723,773
                                   -----------       -----------       -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................       (368,858)         (535,213)         (120,422)        (106,648)          (393,100)
Realized gain distributions....        362,899           356,430           199,895           51,025          1,341,003
                                   -----------       -----------       -----------       ----------        -----------
    Net realized gains
     (losses)..................         (5,959)         (178,783)           79,473          (55,623)           947,903
Change in unrealized gains
 (losses)......................     (2,842,962)       (2,617,372)       (1,292,595)        (366,694)        (7,235,910)
                                   -----------       -----------       -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (2,848,921)       (2,796,155)       (1,213,122)        (422,317)        (6,288,007)
                                   -----------       -----------       -----------       ----------        -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(2,702,790)      $(2,732,357)      $(1,197,487)      $ (377,645)       $(6,374,514)
                                   ===========       ===========       ===========       ==========        ===========

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------


                                   VIP Growth
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $   3,288
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................        (8,921)
    Administrative
     expense...................        (1,035)
                                    ---------
    Net investment income
     (loss)....................        (6,668)
                                    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       283,367
    Cost of investments
     sold......................       275,440
                                    ---------
       Realized gains
        (losses) on fund
        shares.................         7,927
Realized gain distributions....            --
                                    ---------
    Net realized gains
     (losses)..................         7,927
Change in unrealized gains
 (losses)......................      (379,655)
                                    ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (371,728)
                                    ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(378,396)
                                    =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                       VIP            VIP High                         VIP Investment
                                  Growth Stock         Income         VIP Index 500      Grade Bond        VIP MidCap
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $      --        $   730,401       $   163,481         $   705        $     61,523
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (21,313)          (128,781)         (100,895)           (208)           (351,483)
    Administrative
     expense...................        (4,128)           (24,431)          (16,615)            (15)            (63,412)
                                    ---------        -----------       -----------         -------        ------------
    Net investment income
     (loss)....................       (25,441)           577,189            45,971             482            (353,372)
                                    ---------        -----------       -----------         -------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       512,418          3,288,080         1,628,410          10,003           7,349,543
    Cost of investments
     sold......................       656,773          3,720,694         1,830,932          10,872           9,209,402
                                    ---------        -----------       -----------         -------        ------------
       Realized gains
        (losses) on fund
        shares.................      (144,355)          (432,614)         (202,522)           (869)         (1,859,859)
Realized gain distributions....            --                 --            83,136              14           4,515,394
                                    ---------        -----------       -----------         -------        ------------
    Net realized gains
     (losses)..................      (144,355)          (432,614)         (119,386)           (855)          2,655,535
Change in unrealized gains
 (losses)......................      (797,283)        (2,600,104)       (3,322,645)           (211)        (14,348,074)
                                    ---------        -----------       -----------         -------        ------------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (941,638)        (3,032,718)       (3,442,031)         (1,066)        (11,692,539)
                                    ---------        -----------       -----------         -------        ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(967,079)       $(2,455,529)      $(3,396,060)        $  (584)       $(12,045,911)
                                    =========        ===========       ===========         =======        ============

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------
                                    VIP Money
                                     Market
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   396,205
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (204,935)
    Administrative
     expense...................        (50,870)
                                   -----------
    Net investment income
     (loss)....................        140,400
                                   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     12,855,416
    Cost of investments
     sold......................     12,855,416
                                   -----------
       Realized gains
        (losses) on fund
        shares.................             --
Realized gain distributions....             --
                                   -----------
    Net realized gains
     (losses)..................             --
Change in unrealized gains
 (losses)......................             --
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............             --
                                   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $   140,400
                                   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Fidelity         Franklin       Franklin        Franklin         Franklin
                                          Variable        Templeton      Templeton        Templeton       Templeton
                                          Insurance        Variable       Variable        Variable         Variable
                                        Products Fund     Insurance      Insurance        Insurance       Insurance
                                      (Service Class 2) Products Trust Products Trust  Products Trust   Products Trust
                                         Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                      ----------------- -------------- -------------- ----------------- --------------
                                                           Franklin       Franklin
                                                           Flex Cap      Growth and                        Franklin
                                        VIP Overseas        Growth         Income       Franklin High       Income
                                      (Service Class 2)   Securities     Securities   Income Securities   Securities
                                      ----------------- -------------- -------------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $   5,324      $     5,515    $  1,995,468     $   968,048     $ 14,038,354
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (2,774)         (66,840)       (832,897)       (135,798)      (3,541,387)
    Administrative expense...........          (274)         (12,740)       (157,721)        (26,641)        (582,065)
                                          ---------      -----------    ------------     -----------     ------------
    Net investment income
     (loss)..........................         2,276          (74,065)      1,004,850         805,609        9,914,902
                                          ---------      -----------    ------------     -----------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        30,213        1,084,264      15,645,220       3,069,401       75,862,756
    Cost of investments sold.........        40,443        1,067,067      19,586,660       3,415,161       84,680,484
                                          ---------      -----------    ------------     -----------     ------------
       Realized gains (losses)
        on fund shares...............       (10,230)          17,197      (3,941,440)       (345,760)      (8,817,728)
Realized gain distributions..........        16,982               --       5,522,951              --        5,878,179
                                          ---------      -----------    ------------     -----------     ------------
    Net realized gains
     (losses)........................         6,752           17,197       1,581,511        (345,760)      (2,939,549)
Change in unrealized gains
 (losses)............................      (128,206)      (1,936,776)    (29,021,121)     (3,012,907)     (94,024,615)
                                          ---------      -----------    ------------     -----------     ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (121,454)      (1,919,579)    (27,439,610)     (3,358,667)     (96,964,164)
                                          ---------      -----------    ------------     -----------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $(119,178)     $(1,993,644)   $(26,434,760)    $(2,553,058)    $(87,049,262)
                                          =========      ===========    ============     ===========     ============

                                         Franklin
                                        Templeton
                                         Variable
                                        Insurance
                                      Products Trust
                                       Sub-Account
                                      --------------
                                         Franklin
                                        Large Cap
                                          Growth
                                        Securities
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    835,399
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (868,127)
    Administrative expense...........      (148,991)
                                       ------------
    Net investment income
     (loss)..........................      (181,719)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    12,235,232
    Cost of investments sold.........    14,265,981
                                       ------------
       Realized gains (losses)
        on fund shares...............    (2,030,749)
Realized gain distributions..........     4,295,764
                                       ------------
    Net realized gains
     (losses)........................     2,265,015
Change in unrealized gains
 (losses)............................   (29,065,414)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (26,800,399)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(26,982,118)
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Franklin       Franklin       Franklin       Franklin       Franklin
                                            Templeton      Templeton      Templeton      Templeton      Templeton
                                             Variable       Variable       Variable       Variable       Variable
                                            Insurance      Insurance      Insurance      Insurance      Insurance
                                          Products Trust Products Trust Products Trust Products Trust Products Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------
                                                            Franklin
                                             Franklin        Small
                                            Small Cap       Mid-Cap                        Mutual
                                              Value          Growth     Franklin U.S.    Discovery    Mutual Shares
                                            Securities     Securities     Government     Securities     Securities
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    600,318   $        --    $ 1,750,433    $    638,827   $  4,866,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (704,793)      (35,036)      (497,450)       (397,425)    (2,305,215)
    Administrative expense...............      (128,388)       (6,861)       (89,792)        (68,588)      (400,334)
                                           ------------   -----------    -----------    ------------   ------------
    Net investment income (loss).........      (232,863)      (41,897)     1,163,191         172,814      2,160,602
                                           ------------   -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    15,405,226       607,043     15,176,621       7,691,150     49,264,228
    Cost of investments sold.............    16,159,452       522,753     15,122,502       8,241,376     52,813,515
                                           ------------   -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................      (754,226)       84,290         54,119        (550,226)    (3,549,287)
Realized gain distributions..............     4,157,698       321,419             --       1,196,812      6,921,296
                                           ------------   -----------    -----------    ------------   ------------
    Net realized gains (losses)..........     3,403,472       405,709         54,119         646,586      3,372,009
Change in unrealized gains (losses)......   (22,391,996)   (1,742,072)     1,022,427     (10,712,026)   (81,144,632)
                                           ------------   -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (18,988,524)   (1,336,363)     1,076,546     (10,065,440)   (77,772,623)
                                           ------------   -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(19,221,387)  $(1,378,260)   $ 2,239,737    $ (9,892,626)  $(75,612,021)
                                           ============   ===========    ===========    ============   ============

                                             Franklin
                                            Templeton
                                             Variable
                                            Insurance
                                          Products Trust
                                           Sub-Account
                                          --------------

                                            Templeton
                                            Developing
                                             Markets
                                            Securities
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    968,197
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (501,872)
    Administrative expense...............       (87,178)
                                           ------------
    Net investment income (loss).........       379,147
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    12,753,410
    Cost of investments sold.............    13,252,409
                                           ------------
       Realized gains (losses) on
        fund shares......................      (498,999)
Realized gain distributions..............     7,257,312
                                           ------------
    Net realized gains (losses)..........     6,758,313
Change in unrealized gains (losses)......   (31,906,724)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (25,148,411)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(24,769,264)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Franklin       Franklin       Franklin
                                        Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs Goldman Sachs
                                         Variable       Variable       Variable       Variable      Variable      Variable
                                        Insurance      Insurance      Insurance      Insurance      Insurance     Insurance
                                      Products Trust Products Trust Products Trust     Trust          Trust         Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      -------------- -------------- -------------- -------------- ------------- -------------
                                        Templeton      Templeton      Templeton                        VIT
                                         Foreign     Global Income      Growth          VIT        Growth and        VIT
                                        Securities     Securities     Securities   Capital Growth    Income     Mid Cap Value
                                      -------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   4,284,206    $  128,390    $    43,306      $     40     $   134,033   $    65,900
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,464,596)      (44,872)       (31,264)         (384)       (105,279)      (95,013)
    Administrative expense...........      (427,863)       (8,044)        (3,644)          (78)        (20,708)      (18,748)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net investment income
     (loss)..........................     1,391,747        75,474          8,398          (422)          8,046       (47,861)
                                      -------------    ----------    -----------      --------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    50,449,940     1,658,359      1,127,013         3,069       2,395,448     1,803,539
    Cost of investments sold.........    52,058,181     1,470,411      1,191,070         3,107       2,969,426     2,387,041
                                      -------------    ----------    -----------      --------     -----------   -----------
       Realized gains (losses)
        on fund shares...............    (1,608,241)      187,948        (64,057)          (38)       (573,978)     (583,502)
Realized gain distributions..........    17,534,116            --        170,651            --             664        11,800
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized gains (losses)......    15,925,875       187,948        106,594           (38)       (573,314)     (571,702)
Change in unrealized gains
 (losses)............................  (107,344,430)     (138,186)    (1,396,365)      (15,510)     (2,479,967)   (2,329,918)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (91,418,555)       49,762     (1,289,771)      (15,548)     (3,053,281)   (2,901,620)
                                      -------------    ----------    -----------      --------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ (90,026,808)   $  125,236    $(1,281,373)     $(15,970)    $(3,045,235)  $(2,949,481)
                                      =============    ==========    ===========      ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable                      Janus            Janus
                                        Insurance     Insurance     Insurance      Janus       Aspen Series     Aspen Series
                                          Trust         Trust         Trust     Aspen Series (Service Shares) (Service Shares)
                                       Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account      Sub-Account
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
                                           VIT           VIT                                                   International
                                        Strategic    Structured        VIT                    Foreign Stock        Growth
                                      International   Small Cap    Structured      Forty         (Service         (Service
                                         Equity        Equity      U.S. Equity   Portfolio   Shares) (j)(al)  Shares) (k)(al)
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   110     $    90,063   $   171,136    $     26       $  1,613         $    444
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......        (47)       (209,633)     (156,678)       (276)          (233)            (344)
    Administrative expense...........         (4)        (38,583)      (30,007)        (20)           (17)             (25)
                                         -------     -----------   -----------    --------       --------         --------
    Net investment income
     (loss)..........................         59        (158,153)      (15,549)       (270)         1,363               75
                                         -------     -----------   -----------    --------       --------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,398       4,161,821     2,338,552         883         51,334              355
    Cost of investments sold.........      1,465       6,430,882     3,009,022         647         34,942              571
                                         -------     -----------   -----------    --------       --------         --------
       Realized gains (losses)
        on fund shares...............        (67)     (2,269,061)     (670,470)        236         16,392             (216)
Realized gain distributions..........        214          22,726        96,008          --            564            6,415
                                         -------     -----------   -----------    --------       --------         --------
    Net realized gains (losses)......        147      (2,246,335)     (574,462)        236         16,956            6,199
Change in unrealized gains
 (losses)............................     (2,842)     (3,528,223)   (4,454,161)    (10,286)       (21,539)         (33,557)
                                         -------     -----------   -----------    --------       --------         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,695)     (5,774,558)   (5,028,623)    (10,050)        (4,583)         (27,358)
                                         -------     -----------   -----------    --------       --------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,636)    $(5,932,711)  $(5,044,172)   $(10,320)      $ (3,220)        $(27,283)
                                         =======     ===========   ===========    ========       ========         ========

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Lazard      Legg Mason       Legg Mason
                                       Retirement  Variable Income Partners Variable Lord Abbett   Lord Abbett    Lord Abbett
                                      Series, Inc.      Trust      Portfolios I, Inc Series Fund   Series Fund    Series Fund
                                      Sub-Account    Sub-Account      Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                      ------------ --------------- ----------------- -----------  -------------- ------------
                                                     Legg Mason       Legg Mason
                                        Emerging      Variable         Variable
                                        Markets      Fundamental       Investors                                  Growth and
                                         Equity    Value Portfolio    Portfolio I     All Value   Bond-Debenture    Income
                                      ------------ --------------- ----------------- -----------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     27       $    22          $    16      $    62,796   $ 2,276,872   $    502,276
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (188)          (71)             (89)        (173,863)     (504,217)      (499,456)
    Administrative expense...........        (13)           (5)              (6)         (31,141)      (87,407)       (85,085)
                                        --------       -------          -------      -----------   -----------   ------------
    Net investment income
     (loss)..........................       (174)          (54)             (79)        (142,208)    1,685,248        (82,265)
                                        --------       -------          -------      -----------   -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     17,568         5,909            7,574        3,407,742    10,783,572     12,346,932
    Cost of investments sold.........     11,356         7,376            7,269        3,490,454    12,145,015     15,067,020
                                        --------       -------          -------      -----------   -----------   ------------
       Realized gains (losses)
        on fund shares...............      6,212        (1,467)             305          (82,712)   (1,361,443)    (2,720,088)
Realized gain distributions..........        693             5              243           71,923        86,491        117,587
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized gains (losses)......      6,905        (1,462)             548          (10,789)   (1,274,952)    (2,602,501)
Change in unrealized gains
 (losses)............................    (10,004)          256           (2,273)      (4,042,712)   (7,763,417)   (14,090,240)
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (3,099)       (1,206)          (1,725)      (4,053,501)   (9,038,369)   (16,692,741)
                                        --------       -------          -------      -----------   -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ (3,273)      $(1,260)         $(1,804)     $(4,195,709)  $(7,353,121)  $(16,775,006)
                                        ========       =======          =======      ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                      MFS Variable  MFS Variable  MFS Variable   MFS Variable
                                          Lord Abbett   Lord Abbett    Insurance     Insurance      Insurance     Insurance
                                          Series Fund   Series Fund      Trust         Trust          Trust         Trust
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                         ------------- ------------  -------------- ------------ --------------- ------------
                                            Growth        Mid-Cap                       MFS            MFS         MFS New
                                         Opportunities     Value     MFS Growth (l) High Income  Investors Trust  Discovery
                                         ------------- ------------  -------------- ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $    465,119    $   3,015     $  58,633     $    21,043   $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (230,332)     (529,271)     (15,104)       (7,286)        (29,383)      (27,299)
    Administrative expense..............      (40,676)      (89,912)      (2,287)         (841)         (3,627)       (2,948)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net investment income
     (loss).............................     (271,008)     (154,064)     (14,376)       50,506         (11,967)      (30,247)
                                          -----------  ------------    ---------     ---------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    4,536,822    10,965,262      444,994       164,200         610,608       645,539
    Cost of investments sold............    5,032,675    15,135,273      517,581       193,222         547,120       733,715
                                          -----------  ------------    ---------     ---------     -----------   -----------
       Realized gains (losses) on
        fund shares.....................     (495,853)   (4,170,011)     (72,587)      (29,022)         63,488       (88,176)
Realized gain distributions.............      222,740     1,554,233           --            --         173,747       471,814
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized gains (losses).........     (273,113)   (2,615,778)     (72,587)      (29,022)        237,235       383,638
Change in unrealized gains
 (losses)...............................   (7,299,204)  (16,379,315)    (443,070)     (218,880)     (1,171,223)   (1,439,246)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (7,572,317)  (18,995,093)    (515,657)     (247,902)       (933,988)   (1,055,608)
                                          -----------  ------------    ---------     ---------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(7,843,325) $(19,149,157)   $(530,033)    $(197,396)    $  (945,955)  $(1,085,855)
                                          ===========  ============    =========     =========     ===========   ===========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 MFS Variable      MFS Variable    MFS Variable
                                      MFS Variable MFS Variable MFS Variable       Insurance         Insurance       Insurance
                                       Insurance    Insurance     Insurance          Trust             Trust           Trust
                                         Trust        Trust         Trust       (Service Class)   (Service Class) (Service Class)
                                      Sub-Account  Sub-Account   Sub-Account      Sub-Account       Sub-Account     Sub-Account
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
                                                                                                   MFS Investors      MFS New
                                          MFS      MFS Research                   MFS Growth           Trust         Discovery
                                        Research       Bond     MFS Utilities (Service Class) (m) (Service Class) (Service Class)
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   4,821    $  60,813     $   3,410        $      --         $   2,827       $      --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (11,199)     (23,211)       (3,235)          (7,112)           (6,802)         (6,130)
    Administrative expense...........     (2,139)      (2,492)         (423)            (886)             (858)           (669)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net investment income
     (loss)..........................     (8,517)      35,110          (248)          (7,998)           (4,833)         (6,799)
                                       ---------    ---------     ---------        ---------         ---------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    211,453      585,819       190,356          130,652           252,638         268,595
    Cost of investments sold.........    224,889      604,147       190,286          110,652           216,770         280,861
                                       ---------    ---------     ---------        ---------         ---------       ---------
       Realized gains (losses)
        on fund shares...............    (13,436)     (18,328)           70           20,000            35,868         (12,266)
Realized gain distributions..........         --           --        35,298               --            37,952          94,759
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized gains (losses)......    (13,436)     (18,328)       35,368           20,000            73,820          82,493
Change in unrealized gains
 (losses)............................   (368,756)     (87,144)     (163,150)        (239,257)         (246,968)       (303,824)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (382,192)    (105,472)     (127,782)        (219,257)         (173,148)       (221,331)
                                       ---------    ---------     ---------        ---------         ---------       ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(390,709)   $ (70,362)    $(128,030)       $(227,255)        $(177,981)      $(228,130)
                                       =========    =========     =========        =========         =========       =========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Insurance       Insurance       Variable       Variable        Variable
                                           Trust           Trust        Investment     Investment      Investment
                                      (Service Class) (Service Class)     Series         Series          Series
                                        Sub-Account     Sub-Account    Sub-Account    Sub-Account      Sub-Account
                                      --------------- --------------- -------------- -------------- -----------------
                                       MFS Research    MFS Utilities    Aggressive      Dividend         Capital
                                      (Service Class) (Service Class)     Equity         Growth     Opportunities (n)
                                      --------------- --------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $     990      $    21,459    $     37,960  $   1,256,906    $     601,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (4,382)         (22,697)       (233,127)    (3,272,491)      (2,979,085)
    Administrative expense...........         (523)          (2,332)        (27,562)      (327,917)        (295,174)
                                         ---------      -----------    ------------  -------------    -------------
    Net investment income
     (loss)..........................       (3,915)          (3,570)       (222,729)    (2,343,502)      (2,672,522)
                                         ---------      -----------    ------------  -------------    -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      173,714          309,689       4,947,933     62,679,147       51,776,647
    Cost of investments sold.........      135,524          230,989       4,359,538     53,282,823       55,722,105
                                         ---------      -----------    ------------  -------------    -------------
       Realized gains (losses)
        on fund shares...............       38,190           78,700         588,395      9,396,324       (3,945,458)
Realized gain distributions..........           --          261,233              --             --               --
                                         ---------      -----------    ------------  -------------    -------------
    Net realized gains
     (losses)........................       38,190          339,933         588,395      9,396,324       (3,945,458)
Change in unrealized gains
 (losses)............................     (160,313)      (1,053,569)    (10,603,671)  (119,866,802)    (127,134,589)
                                         ---------      -----------    ------------  -------------    -------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (122,123)        (713,636)    (10,015,276)  (110,470,478)    (131,080,047)
                                         ---------      -----------    ------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(126,038)     $  (717,206)   $(10,238,005) $(112,813,980)   $(133,752,569)
                                         =========      ===========    ============  =============    =============

                                      Morgan Stanley
                                         Variable
                                        Investment
                                          Series
                                       Sub-Account
                                      --------------
                                         European
                                        Equity (o)
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,232,409
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (1,079,631)
    Administrative expense...........      (108,274)
                                       ------------
    Net investment income
     (loss)..........................     1,044,504
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    20,225,276
    Cost of investments sold.........    17,371,060
                                       ------------
       Realized gains (losses)
        on fund shares...............     2,854,216
Realized gain distributions..........    15,441,720
                                       ------------
    Net realized gains
     (losses)........................    18,295,936
Change in unrealized gains
 (losses)............................   (65,197,374)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (46,901,438)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(45,856,934)
                                       ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Variable       Variable       Variable       Variable       Variable        Variable
                                        Investment     Investment     Investment     Investment     Investment      Investment
                                          Series         Series         Series         Series         Series          Series
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- --------------- --------------
                                                         Global
                                          Global        Dividend                                                     Limited
                                        Advantage        Growth       High Yield   Income Builder Income Plus (p)    Duration
                                      -------------- -------------- -------------- -------------- --------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   104,188    $  2,650,425   $   414,581    $   164,399    $  2,444,867    $   378,536
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (122,324)     (1,162,603)     (214,672)      (264,415)     (1,577,816)      (257,303)
    Administrative expense...........      (13,676)       (117,918)      (21,401)       (29,391)       (156,669)       (29,659)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net investment income
     (loss)..........................      (31,812)      1,369,904       178,508       (129,407)        710,382         91,574
                                       -----------    ------------   -----------    -----------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,502,378      23,667,895     4,239,249      5,837,878      33,822,151      7,600,829
    Cost of investments sold.........    2,424,786      25,443,466     7,016,602      6,280,179      36,125,857      9,074,615
                                       -----------    ------------   -----------    -----------    ------------    -----------
       Realized gains (losses)
        on fund shares...............       77,592      (1,775,571)   (2,777,353)      (442,301)     (2,303,706)    (1,473,786)
Realized gain distributions..........           --      18,497,046            --      3,209,653              --             --
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized gains (losses)......       77,592      16,721,475    (2,777,353)     2,767,352      (2,303,706)    (1,473,786)
Change in unrealized gains
 (losses)............................   (5,285,454)    (64,782,183)   (1,680,026)    (8,837,682)    (11,825,608)    (2,284,250)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (5,207,862)    (48,060,708)   (4,457,379)    (6,070,330)    (14,129,314)    (3,758,036)
                                       -----------    ------------   -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(5,239,674)   $(46,690,804)  $(4,278,871)   $(6,199,737)   $(13,418,932)   $(3,666,462)
                                       ===========    ============   ===========    ===========    ============    ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                   Morgan Stanley
                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable
                                         Variable       Variable       Variable       Variable       Investment
                                        Investment     Investment     Investment     Investment        Series
                                          Series         Series         Series         Series     (Class Y Shares)
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                      -------------- -------------- -------------- -------------- ----------------
                                                                                                     Aggressive
                                                                                                       Equity
                                       Money Market  S&P 500 Index    Strategist     Utilities    (Class Y Shares)
                                      -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 2,564,248    $  1,126,382   $  1,271,082   $    596,633    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,348,871)       (601,460)    (2,098,189)    (1,202,615)       (301,127)
    Administrative expense...........     (140,969)        (68,682)      (208,987)      (116,610)        (56,859)
                                       -----------    ------------   ------------   ------------    ------------
    Net investment income
     (loss)..........................    1,074,408         456,240     (1,036,094)      (722,592)       (357,986)
                                       -----------    ------------   ------------   ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   33,955,489      12,186,015     36,912,903     22,800,506       5,425,670
    Cost of investments sold.........   33,955,489      11,511,650     41,721,435     23,534,771       4,068,562
                                       -----------    ------------   ------------   ------------    ------------
       Realized gains (losses)
        on fund shares...............           --         674,365     (4,808,532)      (734,265)      1,357,108
Realized gain distributions..........           --              --     16,528,351     18,521,470              --
                                       -----------    ------------   ------------   ------------    ------------
    Net realized gains
     (losses)........................           --         674,365     11,719,819     17,787,205       1,357,108
Change in unrealized gains
 (losses)............................           --     (21,459,640)   (56,472,529)   (54,762,839)    (13,183,905)
                                       -----------    ------------   ------------   ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................           --     (20,785,275)   (44,752,710)   (36,975,634)    (11,826,797)
                                       -----------    ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,074,408    $(20,329,035)  $(45,788,804)  $(37,698,226)   $(12,184,783)
                                       ===========    ============   ============   ============    ============

                                       Morgan Stanley
                                          Variable
                                         Investment
                                           Series
                                      (Class Y Shares)
                                        Sub-Account
                                      ----------------
                                          Dividend
                                           Growth
                                      (Class Y Shares)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    345,429
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,198,018)
    Administrative expense...........       (237,907)
                                        ------------
    Net investment income
     (loss)..........................     (1,090,496)
                                        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     19,331,885
    Cost of investments sold.........     17,987,771
                                        ------------
       Realized gains (losses)
        on fund shares...............      1,344,114
Realized gain distributions..........             --
                                        ------------
    Net realized gains
     (losses)........................      1,344,114
Change in unrealized gains
 (losses)............................    (36,801,617)
                                        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (35,457,503)
                                        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(36,547,999)
                                        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                   Morgan Stanley       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley
                                      Variable             Variable           Variable         Variable         Variable
                                     Investment           Investment         Investment       Investment       Investment
                                       Series               Series             Series           Series           Series
                                  (Class Y Shares)     (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    Sub-Account          Sub-Account        Sub-Account      Sub-Account      Sub-Account
                                -------------------- -------------------- ---------------- ---------------- ----------------
                                      Capital              European            Global           Global
                                   Opportunities            Equity           Advantage     Dividend Growth     High Yield
                                (Class Y Shares) (q) (Class Y Shares) (r) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                -------------------- -------------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    141,631         $    623,666       $    52,440      $  1,164,577     $   442,165
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (1,099,757)            (400,729)         (101,945)         (649,173)       (264,082)
    Administrative
     expense...................         (214,630)             (79,287)          (19,970)         (129,735)        (55,238)
                                    ------------         ------------       -----------      ------------     -----------
    Net investment income
     (loss)....................       (1,172,756)             143,650           (69,475)          385,669         122,845
                                    ------------         ------------       -----------      ------------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       20,242,968            7,784,184         2,148,437        12,910,902       5,756,984
    Cost of investments
     sold......................       17,355,179            6,504,016         1,854,341        13,681,060       6,674,276
                                    ------------         ------------       -----------      ------------     -----------
       Realized gains
        (losses) on fund
        shares.................        2,887,789            1,280,168           294,096          (770,158)       (917,292)
Realized gain distributions....               --            5,052,791                --         9,349,457              --
                                    ------------         ------------       -----------      ------------     -----------
    Net realized gains
     (losses)..................        2,887,789            6,332,959           294,096         8,579,299        (917,292)
Change in unrealized gains
 (losses)......................      (45,803,300)         (21,660,306)       (4,248,365)      (32,212,590)     (3,741,513)
                                    ------------         ------------       -----------      ------------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (42,915,511)         (15,327,347)       (3,954,269)      (23,633,291)     (4,658,805)
                                    ------------         ------------       -----------      ------------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(44,088,267)        $(15,183,697)      $(4,023,744)     $(23,247,622)    $(4,535,960)
                                    ============         ============       ===========      ============     ===========

                                 Morgan Stanley
                                    Variable
                                   Investment
                                     Series
                                (Class Y Shares)
                                  Sub-Account
                                ----------------
                                     Income
                                    Builder
                                (Class Y Shares)
                                ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   181,320
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (346,889)
    Administrative
     expense...................       (65,206)
                                  -----------
    Net investment income
     (loss)....................      (230,775)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    12,366,305
    Cost of investments
     sold......................    13,178,306
                                  -----------
       Realized gains
        (losses) on fund
        shares.................      (812,001)
Realized gain distributions....     3,809,499
                                  -----------
    Net realized gains
     (losses)..................     2,997,498
Change in unrealized gains
 (losses)......................    (9,926,937)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (6,929,439)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(7,160,214)
                                  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                          Variable           Variable         Variable         Variable         Variable
                                         Investment         Investment       Investment       Investment       Investment
                                           Series             Series           Series           Series           Series
                                      (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                        Sub-Account        Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                    -------------------- ---------------- ---------------- ---------------- ----------------
                                                             Limited
                                        Income Plus          Duration       Money Market    S&P 500 Index      Strategist
                                    (Class Y Shares) (s) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    -------------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................     $  3,142,849       $  1,420,456     $ 2,329,197      $  2,228,340     $    492,005
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (2,337,037)        (1,133,858)     (1,507,346)       (1,496,691)      (1,013,886)
    Administrative expense.........         (461,267)          (229,440)       (336,945)         (295,423)        (201,129)
                                        ------------       ------------     -----------      ------------     ------------
    Net investment income
     (loss)........................          344,545             57,158         484,906           436,226         (723,010)
                                        ------------       ------------     -----------      ------------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............       48,395,047         25,197,246      57,131,366        25,400,960       19,295,332
    Cost of investments sold.......       51,705,751         30,198,400      57,131,366        23,035,883       21,954,151
                                        ------------       ------------     -----------      ------------     ------------
       Realized gains
        (losses) on fund
        shares.....................       (3,310,704)        (5,001,154)             --         2,365,077       (2,658,819)
Realized gain distributions........               --                 --              --                --        6,961,527
                                        ------------       ------------     -----------      ------------     ------------
    Net realized gains
     (losses)......................       (3,310,704)        (5,001,154)             --         2,365,077        4,302,708
Change in unrealized gains
 (losses)..........................      (15,792,304)       (10,074,222)             --       (50,385,982)     (23,089,046)
                                        ------------       ------------     -----------      ------------     ------------
    Net realized and unrealized
     gains (losses) on
     investments...................      (19,103,008)       (15,075,376)             --       (48,020,905)     (18,786,338)
                                        ------------       ------------     -----------      ------------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................     $(18,758,463)      $(15,018,218)    $   484,906      $(47,584,679)    $(19,509,348)
                                        ============       ============     ===========      ============     ============

                                     Morgan Stanley
                                        Variable
                                       Investment
                                         Series
                                    (Class Y Shares)
                                      Sub-Account
                                    ----------------

                                       Utilities
                                    (Class Y Shares)
                                    ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................   $    130,581
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (334,903)
    Administrative expense.........        (60,484)
                                      ------------
    Net investment income
     (loss)........................       (264,806)
                                      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............      6,798,854
    Cost of investments sold.......      7,073,837
                                      ------------
       Realized gains
        (losses) on fund
        shares.....................       (274,983)
Realized gain distributions........      4,573,679
                                      ------------
    Net realized gains
     (losses)......................      4,298,696
Change in unrealized gains
 (losses)..........................    (13,515,252)
                                      ------------
    Net realized and unrealized
     gains (losses) on
     investments...................     (9,216,556)
                                      ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................   $ (9,481,362)
                                      ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Neuberger & Neuberger &
                                            Berman       Berman
                                           Advisors     Advisors    Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                          Management   Management    Variable      Variable      Variable      Variable
                                             Trust       Trust     Account Funds Account Funds Account Funds Account Funds
                                          Sub-Account Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ----------- ------------ ------------- ------------- ------------- -------------
                                                                                  Oppenheimer                 Oppenheimer
                                           AMT Mid-                 Oppenheimer     Capital     Oppenheimer     Global
                                          Cap Growth  AMT Partners   Balanced    Appreciation    Core Bond    Securities
                                          ----------- ------------ ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   --      $    288    $   135,973   $    12,535   $   162,156   $   135,974
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (42)         (936)       (52,771)     (100,642)      (38,790)      (98,438)
    Administrative expense...............       (4)         (182)        (6,507)      (11,973)       (4,218)      (11,570)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net investment income (loss).........      (46)         (830)        76,695      (100,080)      119,148        25,966
                                            ------      --------    -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    5,344        50,117      2,362,235     2,701,591     1,182,464     3,083,746
    Cost of investments sold.............    5,344        49,585      2,814,478     2,648,033     1,377,239     2,936,867
                                            ------      --------    -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares......................       --           532       (452,243)       53,558      (194,775)      146,879
Realized gain distributions..............       --         9,097        327,953            --            --       597,455
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized gains (losses)..........       --         9,629       (124,290)       53,558      (194,775)      744,334
Change in unrealized gains (losses)......     (941)      (48,884)    (1,827,635)   (4,400,287)   (1,265,389)   (4,733,021)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............     (941)      (39,255)    (1,951,925)   (4,346,729)   (1,460,164)   (3,988,687)
                                            ------      --------    -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (987)     $(40,085)   $(1,875,230)  $(4,446,809)  $(1,341,016)  $(3,962,721)
                                            ======      ========    ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Oppenheimer
                                                                                                                Variable
                                       Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer    Account Funds
                                        Variable      Variable      Variable      Variable       Variable    (Service Shares
                                      Account Funds Account Funds Account Funds Account Funds Account Funds      ("SS"))
                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                      ------------- ------------- ------------- ------------- -------------- ---------------
                                                                   Oppenheimer
                                       Oppenheimer   Oppenheimer   Main Street   Oppenheimer   Oppenheimer     Oppenheimer
                                       High Income   Main Street  Small Cap (t)  MidCap Fund  Strategic Bond  Balanced (SS)
                                      ------------- ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    98,017   $    72,490   $    15,663    $      --    $   326,077    $    805,872
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (14,978)      (55,276)      (34,113)     (16,176)       (75,048)       (400,910)
    Administrative expense...........       (1,625)       (7,776)       (3,397)      (2,305)       (10,792)        (75,744)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net investment income
     (loss)..........................       81,414         9,438       (21,847)     (18,481)       240,237         329,218
                                       -----------   -----------   -----------    ---------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      315,886     1,793,247     1,159,473      614,250      2,793,564      10,150,633
    Cost of investments sold.........      487,278     1,783,748     1,022,320      642,257      2,689,269      12,496,892
                                       -----------   -----------   -----------    ---------    -----------    ------------
       Realized gains (losses)
        on fund shares...............     (171,392)        9,499       137,153      (28,007)       104,295      (2,346,259)
Realized gain distributions..........           --       314,974       173,923           --         75,349       2,166,687
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized gains (losses)......     (171,392)      324,473       311,076      (28,007)       179,644        (179,572)
Change in unrealized gains
 (losses)............................   (1,090,604)   (2,330,029)   (1,569,204)    (687,041)    (1,239,638)    (15,311,712)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,261,996)   (2,005,556)   (1,258,128)    (715,048)    (1,059,994)    (15,491,284)
                                       -----------   -----------   -----------    ---------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,180,582)  $(1,996,118)  $(1,279,975)   $(733,529)   $  (819,757)   $(15,162,066)
                                       ===========   ===========   ===========    =========    ===========    ============

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                                          Variable         Variable        Variable         Variable        Variable
                                        Account Funds    Account Funds   Account Funds   Account Funds    Account Funds
                                       (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares
                                           ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                         Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                      ----------------- --------------- --------------- ---------------- ---------------

                                         Oppenheimer                      Oppenheimer                      Oppenheimer
                                           Capital        Oppenheimer       Global        Oppenheimer         Main
                                      Appreciation (SS) Core Bond (SS)  Securities (SS) High Income (SS)   Street (SS)
                                      ----------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $         --     $  2,260,653    $    441,617     $  2,011,904    $  1,122,735
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (834,846)        (655,875)       (437,405)        (366,831)     (1,184,235)
    Administrative expense...........       (151,713)        (108,861)        (84,442)         (68,242)       (218,808)
                                        ------------     ------------    ------------     ------------    ------------
    Net investment income
     (loss)..........................       (986,559)       1,495,917         (80,230)       1,576,831        (280,308)
                                        ------------     ------------    ------------     ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     16,315,127       12,096,679      10,132,421        8,484,203      18,592,970
    Cost of investments sold.........     16,298,402       13,776,107      10,858,305       11,119,663      19,549,013
                                        ------------     ------------    ------------     ------------    ------------
       Realized gains (losses)
        on fund shares...............         16,725       (1,679,428)       (725,884)      (2,635,460)       (956,043)
Realized gain distributions..........             --               --       2,368,070               --       5,901,331
                                        ------------     ------------    ------------     ------------    ------------
    Net realized gains
     (losses)........................         16,725       (1,679,428)      1,642,186       (2,635,460)      4,945,288
Change in unrealized gains
 (losses)............................    (33,884,527)     (20,831,196)    (18,182,167)     (25,237,720)    (46,211,775)
                                        ------------     ------------    ------------     ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (33,867,802)     (22,510,624)    (16,539,981)     (27,873,180)    (41,266,487)
                                        ------------     ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(34,854,361)    $(21,014,707)   $(16,620,211)    $(26,296,349)   $(41,546,795)
                                        ============     ============    ============     ============    ============

                                        Oppenheimer
                                         Variable
                                       Account Funds
                                      (Service Shares
                                          ("SS"))
                                        Sub-Account
                                      ---------------
                                        Oppenheimer
                                        Main Street
                                         Small Cap
                                         (SS) (u)
                                      ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $    105,641
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (501,986)
    Administrative expense...........       (93,370)
                                       ------------
    Net investment income
     (loss)..........................      (489,715)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    10,108,460
    Cost of investments sold.........    10,564,139
                                       ------------
       Realized gains (losses)
        on fund shares...............      (455,679)
Realized gain distributions..........     2,196,953
                                       ------------
    Net realized gains
     (losses)........................     1,741,274
Change in unrealized gains
 (losses)............................   (18,019,807)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,278,533)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(16,768,248)
                                       ============

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                        Oppenheimer      Oppenheimer
                                          Variable        Variable             PIMCO             PIMCO       PIMCO
                                       Account Funds    Account Funds         Variable         Variable    Variable
                                      (Service Shares  (Service Shares       Insurance         Insurance   Insurance
                                          ("SS"))          ("SS"))             Trust             Trust       Trust
                                        Sub-Account      Sub-Account        Sub-Account       Sub-Account Sub-Account
                                      ---------------- --------------- ---------------------- ----------- -----------

                                                         Oppenheimer                                         PIMCO
                                        Oppenheimer       Strategic         Foreign Bond         Money       Total
                                      MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged) (v)   Market      Return
                                      ---------------- --------------- ---------------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $        --     $  6,320,591           $   93           $  562      $   293
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (208,378)      (1,692,748)             (44)            (355)         (91)
    Administrative expense...........       (39,249)        (312,709)              (3)             (25)          (6)
                                        -----------     ------------           ------           ------      -------
    Net investment income
     (loss)..........................      (247,627)       4,315,134               46              182          196
                                        -----------     ------------           ------           ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,555,654       36,578,734            1,484            2,967       12,540
    Cost of investments sold.........     4,500,359       37,152,505            1,606            2,967       12,167
                                        -----------     ------------           ------           ------      -------
       Realized gains (losses)
        on fund shares...............        55,295         (573,771)            (122)              --          373
Realized gain distributions..........            --        1,514,136               --               --           68
                                        -----------     ------------           ------           ------      -------
    Net realized gains (losses)......        55,295          940,365             (122)              --          441
Change in unrealized gains
 (losses)............................    (9,048,990)     (25,350,997)             (96)              --         (232)
                                        -----------     ------------           ------           ------      -------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (8,993,695)     (24,410,632)            (218)              --          209
                                        -----------     ------------           ------           ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(9,241,322)    $(20,095,498)          $ (172)          $  182      $   405
                                        ===========     ============           ======           ======      =======

                                         PIMCO
                                       Variable
                                       Insurance
                                         Trust
                                      Sub-Account
                                      -----------
                                       PIMCO VIT
                                       Commodity
                                      RealReturn
                                       Strategy
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   151,176
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (48,311)
    Administrative expense...........     (10,300)
                                      -----------
    Net investment income
     (loss)..........................      92,565
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,393,613
    Cost of investments sold.........   1,445,080
                                      -----------
       Realized gains (losses)
        on fund shares...............     (51,467)
Realized gain distributions..........      32,111
                                      -----------
    Net realized gains (losses)......     (19,356)
Change in unrealized gains
 (losses)............................  (1,914,727)
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................  (1,934,083)
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $(1,841,518)
                                      ===========

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                               PIMCO            PIMCO           PIMCO
                                              Variable        Variable        Variable                                 Putnam
                                          Insurance Trust  Insurance Trust Insurance Trust Premier VIT Premier VIT Variable Trust
                                            Sub-Account      Sub-Account     Sub-Account   Sub-Account Sub-Account  Sub-Account
                                          ---------------- --------------- --------------- ----------- ----------- --------------
                                             PIMCO VIT        PIMCO VIT       PIMCO VIT
                                              Emerging       Real Return    Total Return      NACM                  VT American
                                            Markets Bond      (Advisor        (Advisor        Small       OpCap      Government
                                          (Advisor Shares)     Shares)         Shares)       Cap (w)    Balanced       Income
                                          ---------------- --------------- --------------- ----------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $  63,862       $   406,271     $ 1,151,887     $    --     $   191    $ 2,160,798
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (13,650)         (178,128)       (377,155)        (25)       (113)      (570,383)
    Administrative expense...............       (2,956)          (35,593)        (75,491)         (2)         (8)       (85,779)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net investment income (loss).........       47,256           192,550         699,241         (27)         70      1,504,636
                                             ---------       -----------     -----------     -------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................      369,959         7,803,483      12,733,430          33         634     14,944,340
    Cost of investments sold.............      408,504         7,755,947      12,468,807          45         967     15,229,639
                                             ---------       -----------     -----------     -------     -------    -----------
       Realized gains (losses) on
        fund shares......................      (38,545)           47,536         264,623         (12)       (333)      (285,299)
Realized gain distributions..............       44,318            12,754         463,741         421       1,035             --
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized gains (losses)..........        5,773            60,290         728,364         409         702       (285,299)
Change in unrealized gains (losses)......     (231,932)       (1,251,975)       (815,432)     (1,308)     (3,817)    (1,817,286)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized and unrealized gains
     (losses) on investments.............     (226,159)       (1,191,685)        (87,068)       (899)     (3,115)    (2,102,585)
                                             ---------       -----------     -----------     -------     -------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................    $(178,903)      $  (999,135)    $   612,173     $  (926)    $(3,045)   $  (597,949)
                                             =========       ===========     ===========     =======     =======    ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              Putnam         Putnam         Putnam         Putnam         Putnam
                                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------

                                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity
                                           Appreciation  Opportunities      Growth         Income         Income
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    44,158    $    21,052    $        --    $  3,619,112   $    572,570
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (125,294)       (55,186)      (144,730)       (672,349)      (346,449)
    Administrative expense...............      (15,773)        (8,411)       (20,698)        (92,029)       (46,744)
                                           -----------    -----------    -----------    ------------   ------------
    Net investment income (loss).........      (96,909)       (42,545)      (165,428)      2,854,734        179,377
                                           -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,964,746      2,040,164      3,111,514      21,446,759      8,482,930
    Cost of investments sold.............    3,662,507      2,681,275      3,099,102      24,880,351      9,293,535
                                           -----------    -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................     (697,761)      (641,111)        12,412      (3,433,592)      (810,605)
Realized gain distributions..............    1,178,081        256,691      1,385,311              --      1,372,314
                                           -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses)..........      480,320       (384,420)     1,397,723      (3,433,592)       561,709
Change in unrealized gains (losses)......   (5,090,637)    (1,566,138)    (7,591,844)    (17,648,095)   (11,495,845)
                                           -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (4,610,317)    (1,950,558)    (6,194,121)    (21,081,687)   (10,934,136)
                                           -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(4,707,226)   $(1,993,103)   $(6,359,549)   $(18,226,953)  $(10,754,759)
                                           ===========    ===========    ===========    ============   ============

                                              Putnam
                                          Variable Trust
                                           Sub-Account
                                          --------------
                                          VT The George
                                           Putnam Fund
                                            of Boston
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  6,297,106
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,605,960)
    Administrative expense...............      (245,339)
                                           ------------
    Net investment income (loss).........     4,445,807
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    44,262,486
    Cost of investments sold.............    54,038,423
                                           ------------
       Realized gains (losses) on
        fund shares......................    (9,775,937)
Realized gain distributions..............    12,284,517
                                           ------------
    Net realized gains (losses)..........     2,508,580
Change in unrealized gains (losses)......   (67,603,096)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (65,094,516)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(60,648,709)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                       Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                                        Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  1,521,820   $    986,994  $   6,497,027   $        --    $        --    $  6,658,039
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (502,459)      (465,726)    (3,495,898)     (166,973)      (516,707)       (871,581)
    Administrative expense...........       (81,910)       (60,350)      (532,027)      (21,235)       (88,986)       (140,103)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net investment income
     (loss)..........................       937,451        460,918      2,469,102      (188,208)      (605,693)      5,646,355
                                       ------------   ------------  -------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,627,680     11,460,347     95,418,183     3,795,292     12,869,162      23,609,173
    Cost of investments sold.........    13,946,867     15,599,616    144,279,192     5,130,498     12,251,831      27,666,931
                                       ------------   ------------  -------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares...............      (319,187)    (4,139,269)   (48,861,009)   (1,335,206)       617,331      (4,057,758)
Realized gain distributions..........            --             --     55,864,708            --        401,803              --
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized gains
     (losses)........................      (319,187)    (4,139,269)     7,003,699    (1,335,206)     1,019,134      (4,057,758)
Change in unrealized gains
 (losses)............................   (15,765,375)   (18,252,419)  (147,922,862)   (4,604,291)    (8,474,211)    (20,025,902)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,084,562)   (22,391,688)  (140,919,163)   (5,939,497)    (7,455,077)    (24,083,660)
                                       ------------   ------------  -------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(15,147,111)  $(21,930,770) $(138,450,061)  $(6,127,705)   $(8,060,770)   $(18,437,305)
                                       ============   ============  =============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT             VT
                                                           VT       International  International
                                                     International    Growth and        New                            VT
                                        VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 12,269,358  $   5,011,823   $    896,117   $    453,918   $    234,099   $    49,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (2,123,300)    (2,982,923)      (560,155)      (349,861)    (1,072,095)     (143,030)
    Administrative expense...........      (341,883)      (480,240)       (68,620)       (46,518)      (159,155)      (18,168)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net investment income
     (loss)..........................     9,804,175      1,548,660        267,342         57,539       (997,151)     (112,016)
                                       ------------  -------------   ------------   ------------   ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    55,498,599     61,547,864     15,326,200      8,085,014     30,309,773     5,479,433
    Cost of investments sold.........    61,180,961     69,398,211     18,341,407      7,115,266     38,369,097     6,400,639
                                       ------------  -------------   ------------   ------------   ------------   -----------
       Realized gains (losses)
        on fund shares...............    (5,682,362)    (7,850,347)    (3,015,207)       969,748     (8,059,324)     (921,206)
Realized gain distributions..........            --     38,506,987      9,931,349             --             --     2,474,053
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized gains (losses)......    (5,682,362)    30,656,640      6,916,142        969,748     (8,059,324)    1,552,847
Change in unrealized gains
 (losses)............................   (45,213,517)  (156,905,622)   (33,659,268)   (16,167,524)   (35,326,779)   (7,537,402)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (50,895,879)  (126,248,982)   (26,743,126)   (15,197,776)   (43,386,103)   (5,984,555)
                                       ------------  -------------   ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(41,091,704) $(124,700,322)  $(26,475,784)  $(15,140,237)  $(44,383,254)  $(6,096,571)
                                       ============  =============   ============   ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                      VT OTC &
                                            VT           VT New                       Emerging                    VT Small Cap
                                       Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  4,329,268   $         --   $  2,205,673   $         --   $    502,204   $  1,193,542
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,228,064)      (819,304)    (1,487,860)      (236,587)      (592,781)    (1,016,662)
    Administrative expense...........      (411,853)      (119,857)      (223,398)       (34,130)       (87,373)      (152,084)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..........................     1,689,351       (939,161)       494,415       (270,717)      (177,950)        24,796
                                       ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   107,600,224     17,325,207     34,789,899      4,710,507     13,731,338     25,244,535
    Cost of investments sold.........   107,600,224     25,767,227     45,666,795      7,188,237     15,297,121     31,814,945
                                       ------------   ------------   ------------   ------------   ------------   ------------
       Realized gains (losses)
        on fund shares...............            --     (8,442,020)   (10,876,896)    (2,477,730)    (1,565,783)    (6,570,410)
Realized gain distributions..........            --             --     26,866,459             --             --     20,900,247
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized gains (losses)......            --     (8,442,020)    15,989,563     (2,477,730)    (1,565,783)    14,329,837
Change in unrealized gains
 (losses)............................            --    (22,247,489)   (83,898,957)    (8,369,568)   (21,222,133)   (51,334,649)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................            --    (30,689,509)   (67,909,394)   (10,847,298)   (22,787,916)   (37,004,812)
                                       ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  1,689,351   $(31,628,670)  $(67,414,979)  $(11,118,015)  $(22,965,866)  $(36,980,016)
                                       ============   ============   ============   ============   ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam       RidgeWorth       RidgeWorth
                                      Variable Trust Variable Trust Variable Trust Variable Trust   Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                      -------------- -------------- -------------- --------------- ----------------
                                            VT
                                        Utilities                                    RidgeWorth       RidgeWorth
                                        Growth and                                    Large Cap       Large Cap
                                          Income        VT Vista      VT Voyager   Core Equity (x) Growth Stock (y)
                                      -------------- -------------- -------------- --------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    857,832   $         --   $         --    $    25,541     $    27,340
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (464,034)      (591,243)    (2,217,311)       (34,311)       (141,681)
    Administrative expense...........       (66,854)       (85,609)      (353,978)        (5,574)        (15,154)
                                       ------------   ------------   ------------    -----------     -----------
    Net investment income
     (loss)..........................       326,944       (676,852)    (2,571,289)       (14,344)       (129,495)
                                       ------------   ------------   ------------    -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,954,424     15,912,006     54,125,862      1,003,154       3,512,445
    Cost of investments sold.........    11,858,765     18,476,401     75,744,492      1,098,027       4,054,468
                                       ------------   ------------   ------------    -----------     -----------
       Realized gains (losses)
        on fund shares...............     2,095,659     (2,564,395)   (21,618,630)       (94,873)       (542,023)
Realized gain distributions..........            --             --             --        267,560       1,698,475
                                       ------------   ------------   ------------    -----------     -----------
    Net realized gains (losses)......     2,095,659     (2,564,395)   (21,618,630)       172,687       1,156,452
Change in unrealized gains
 (losses)............................   (15,970,280)   (23,245,175)   (55,684,831)    (1,340,082)     (6,584,834)
                                       ------------   ------------   ------------    -----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (13,874,621)   (25,809,570)   (77,303,461)    (1,167,395)     (5,428,382)
                                       ------------   ------------   ------------    -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(13,547,677)  $(26,486,422)  $(79,874,750)   $(1,181,739)    $(5,557,877)
                                       ============   ============   ============    ===========     ===========

                                         RidgeWorth
                                       Variable Trust
                                        Sub-Account
                                      ----------------

                                         RidgeWorth
                                         Large Cap
                                      Value Equity (z)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   243,291
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (148,267)
    Administrative expense...........       (15,787)
                                        -----------
    Net investment income
     (loss)..........................        79,237
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,394,662
    Cost of investments sold.........     3,160,258
                                        -----------
       Realized gains (losses)
        on fund shares...............       234,404
Realized gain distributions..........     1,081,754
                                        -----------
    Net realized gains (losses)......     1,316,158
Change in unrealized gains
 (losses)............................    (5,893,361)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (4,577,203)
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(4,497,966)
                                        ===========

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                          The Universal The Universal
                                            RidgeWorth      RidgeWorth         Rydex      Institutional Institutional
                                          Variable Trust  Variable Trust   Variable Trust  Funds, Inc.   Funds, Inc.
                                           Sub-Account      Sub-Account     Sub-Account    Sub-Account   Sub-Account
                                          -------------- ----------------- -------------- ------------- -------------
                                                                              Rydex VT                   Van Kampen
                                            RidgeWorth      RidgeWorth       Nasdaq 100    Van Kampen     UIF Core
                                           Mid Cap Core      Small Cap        Strategy     UIF Capital   Plus Fixed
                                           Equity (aa)   Value Equity (ab)   Fund (ac)     Growth (ad)   Income (ae)
                                          -------------- ----------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    28,524      $    93,083       $     2     $     77,209    $  59,817
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (56,295)         (75,344)          (29)        (549,419)     (17,420)
    Administrative expense...............       (6,753)          (9,931)           (2)         (86,893)      (1,983)
                                           -----------      -----------       -------     ------------    ---------
    Net investment income (loss).........      (34,524)           7,808           (29)        (559,103)      40,414
                                           -----------      -----------       -------     ------------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    1,223,029        2,440,359         4,718       12,071,260      648,046
    Cost of investments sold.............    1,506,111        3,364,581         4,379       11,014,100      677,985
                                           -----------      -----------       -------     ------------    ---------
       Realized gains (losses) on
        fund shares......................     (283,082)        (924,222)          339        1,057,160      (29,939)
Realized gain distributions..............      513,499        2,015,684            --               --           --
                                           -----------      -----------       -------     ------------    ---------
    Net realized gains (losses)..........      230,417        1,091,462           339        1,057,160      (29,939)
Change in unrealized gains (losses)......   (2,309,650)      (3,295,139)       (1,604)     (24,854,278)    (176,388)
                                           -----------      -----------       -------     ------------    ---------
    Net realized and unrealized gains
     (losses) on investments.............   (2,079,233)      (2,203,677)       (1,265)     (23,797,118)    (206,327)
                                           -----------      -----------       -------     ------------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(2,113,757)     $(2,195,869)      $(1,294)    $(24,356,221)   $(165,913)
                                           ===========      ===========       =======     ============    =========

                                          The Universal
                                          Institutional
                                           Funds, Inc.
                                           Sub-Account
                                          -------------
                                           Van Kampen
                                          UIF Emerging
                                             Markets
                                             Equity
                                          -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (633,497)
    Administrative expense...............      (92,993)
                                          ------------
    Net investment income (loss).........     (726,490)
                                          ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   14,180,307
    Cost of investments sold.............   11,892,956
                                          ------------
       Realized gains (losses) on
        fund shares......................    2,287,351
Realized gain distributions..............   12,912,391
                                          ------------
    Net realized gains (losses)..........   15,199,742
Change in unrealized gains (losses)......  (47,927,754)
                                          ------------
    Net realized and unrealized gains
     (losses) on investments.............  (32,728,012)
                                          ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(33,454,502)
                                          ============

--------
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal The Universal
                                      Institutional Institutional Institutional  Institutional  Institutional Institutional
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- -------------
                                                                                                 Van Kampen
                                       Van Kampen    Van Kampen   Van Kampen UIF                  UIF U.S.     Van Kampen
                                       UIF Global        UIF      International  Van Kampen UIF    Mid Cap      UIF U.S.
                                      Value Equity   High Yield       Magnum     Mid Cap Growth     Value      Real Estate
                                      ------------- ------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    969       $   758     $    892,885   $    218,874  $    708,543  $  1,200,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (472)         (112)        (397,519)      (392,284)   (1,201,118)     (510,600)
    Administrative expense...........        (63)           (7)         (59,360)       (64,306)     (205,450)      (82,671)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net investment income
     (loss)..........................        434           639          436,006       (237,716)     (698,025)      606,872
                                        --------       -------     ------------   ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      5,520         1,674        8,315,252      8,156,016    27,151,915    13,767,806
    Cost of investments sold.........      5,765         1,295        8,807,147      7,643,973    29,392,462    13,557,302
                                        --------       -------     ------------   ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............       (245)          379         (491,895)       512,043    (2,240,547)      210,504
Realized gain distributions..........     10,952            --        3,488,249      7,110,340    25,854,540    13,162,452
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized gains (losses)......     10,707           379        2,996,354      7,622,383    23,613,993    13,372,956
Change in unrealized gains
 (losses)............................    (29,817)       (3,104)     (19,163,731)   (23,201,476)  (64,554,584)  (27,749,353)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (19,110)       (2,725)     (16,167,377)   (15,579,093)  (40,940,591)  (14,376,397)
                                        --------       -------     ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(18,676)      $(2,086)    $(15,731,371)  $(15,816,809) $(41,638,616) $(13,769,525)
                                        ========       =======     ============   ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                       The Universal The Universal The Universal  The Universal  The Universal
                                         The Universal Institutional Institutional Institutional  Institutional  Institutional
                                         Institutional  Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.
                                          Funds, Inc.   (Class II)    (Class II)    (Class II)     (Class II)     (Class II)
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                         ------------- ------------- ------------- ------------- --------------- -------------
                                                                      Van Kampen
                                                        Van Kampen   UIF Emerging   Van Kampen     Van Kampen     Van Kampen
                                                       UIF Emerging     Markets     UIF Equity     UIF Capital    UIF Global
                                          Van Kampen   Markets Debt     Equity      and Income       Growth        Franchise
                                           UIF Value    (Class II)    (Class II)    (Class II)   (Class II) (af)  (Class II)
                                         ------------- ------------- ------------- ------------- --------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  5,830     $ 1,776,361  $         --  $  1,583,295    $        --   $  1,608,743
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (2,381)       (336,712)     (372,995)     (903,665)      (181,639)    (1,297,899)
    Administrative expense..............       (457)        (65,219)      (69,675)     (171,924)       (38,022)      (242,419)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net investment income
     (loss).............................      2,992       1,374,430      (442,670)      507,706       (219,661)        68,425
                                           --------     -----------  ------------  ------------    -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     98,631       7,661,394    10,944,027    22,693,792      4,501,935     26,112,969
    Cost of investments sold............    129,938       8,750,431    10,113,876    23,934,731      4,094,447     26,967,360
                                           --------     -----------  ------------  ------------    -----------   ------------
       Realized gains (losses) on
        fund shares.....................    (31,307)     (1,089,037)      830,151    (1,240,939)       407,488       (854,391)
Realized gain distributions.............     29,362       1,033,180     7,705,679     2,130,912             --      5,752,422
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized gains (losses).........     (1,945)        (55,857)    8,535,830       889,973        407,488      4,898,031
Change in unrealized gains
 (losses)...............................    (74,650)     (5,565,198)  (27,939,017)  (18,767,451)    (8,507,557)   (37,643,881)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................    (76,595)     (5,621,055)  (19,403,187)  (17,877,478)    (8,100,069)   (32,745,850)
                                           --------     -----------  ------------  ------------    -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(73,603)    $(4,246,625) $(19,845,857) $(17,369,772)   $(8,319,730)  $(32,677,425)
                                           ========     ===========  ============  ============    ===========   ============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal  Van Kampen
                                      Institutional Institutional Institutional  Institutional  Institutional     Life
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)       Trust
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- ------------
                                       Van Kampen
                                        UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                         Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                         Equity        Growth         Growth         Value       Real Estate   LIT Capital
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Growth (ag)
                                      ------------- ------------- -------------- -------------- ------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $       131  $    317,902   $        --    $    460,818  $  1,959,203  $    173,388
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (60,151)     (640,978)     (232,885)       (843,254)     (970,728)     (444,344)
    Administrative expense...........      (11,666)     (124,556)      (53,222)       (173,304)     (190,275)      (59,691)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net investment income
     (loss)..........................      (71,686)     (447,632)     (286,107)       (555,740)      798,200      (330,647)
                                       -----------  ------------   -----------    ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    1,409,971    15,088,257     4,244,414      14,839,628    23,112,693     8,393,113
    Cost of investments sold.........    1,485,421    16,488,563     4,836,979      18,427,242    27,699,344    10,230,486
                                       -----------  ------------   -----------    ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............      (75,450)   (1,400,306)     (592,565)     (3,587,614)   (4,586,651)   (1,837,373)
Realized gain distributions..........       10,085    12,122,307     1,741,055      19,322,520    27,209,486            --
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized gains
     (losses)........................      (65,365)   10,722,001     1,148,490      15,734,906    22,622,835    (1,837,373)
Change in unrealized gains
 (losses)............................   (2,475,294)  (36,884,476)   (9,586,835)    (45,707,511)  (51,361,578)  (17,725,762)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,540,659)  (26,162,475)   (8,438,345)    (29,972,605)  (28,738,743)  (19,563,135)
                                       -----------  ------------   -----------    ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,612,345) $(26,610,107)  $(8,724,452)   $(30,528,345) $(27,940,543) $(19,893,782)
                                       ===========  ============   ===========    ============  ============  ============

--------
(ag)Previously known as Strat Growth I


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                       Van Kampen      Van Kampen
                                               Van Kampen   Van Kampen   Van Kampen       Life            Life
                                                  Life         Life         Life       Investment      Investment
                                               Investment   Investment   Investment       Trust          Trust
                                                  Trust        Trust       Trust       (Class II)      (Class II)
                                               Sub-Account  Sub-Account Sub-Account    Sub-Account    Sub-Account
                                              ------------  ----------- ------------ --------------- -------------
                                                                                       LIT Capital
                                                   LIT          LIT         LIT          Growth       LIT Comstock
                                                Comstock    Government  Money Market (Class II) (ah)   (Class II)
                                              ------------  ----------- ------------ --------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  1,562,393   $ 59,405    $   74,809   $     91,580   $   5,330,399
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (754,430)   (15,388)      (45,536)      (653,590)     (3,165,791)
    Administrative expense...................      (90,138)    (1,842)       (6,315)      (130,132)       (632,950)
                                              ------------   --------    ----------   ------------   -------------
    Net investment income (loss).............      717,825     42,175        22,958       (692,142)      1,531,658
                                              ------------   --------    ----------   ------------   -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   18,089,492    438,201     2,457,550     13,779,983      62,731,545
    Cost of investments sold.................   19,523,744    448,249     2,457,550     12,810,060      68,813,275
                                              ------------   --------    ----------   ------------   -------------
       Realized gains (losses) on fund
        shares...............................   (1,434,252)   (10,048)           --        969,923      (6,081,730)
Realized gain distributions..................    3,374,454         --            --             --      13,091,460
                                              ------------   --------    ----------   ------------   -------------
    Net realized gains (losses)..............    1,940,202    (10,048)           --        969,923       7,009,730
Change in unrealized gains (losses)..........  (27,195,100)   (33,141)           --    (27,932,825)   (104,699,949)
                                              ------------   --------    ----------   ------------   -------------
    Net realized and unrealized gains
     (losses) on investments.................  (25,254,898)   (43,189)           --    (26,962,902)    (97,690,219)
                                              ------------   --------    ----------   ------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $(24,537,073)  $ (1,014)   $   22,958   $(27,655,044)  $ (96,158,561)
                                              ============   ========    ==========   ============   =============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                   Van Kampen     Van Kampen     Van Kampen
                                                                      Life           Life           Life
                                                                   Investment     Investment     Investment
                                                                     Trust           Trust         Trust
                                                                   (Class II)     (Class II)     (Class II)
                                                                  Sub-Account     Sub-Account   Sub-Account
                                                                 -------------- --------------- ------------
                                                                 LIT Growth and   LIT Mid Cap       LIT
                                                                     Income         Growth      Money Market
                                                                   (Class II)   (Class II) (ai)  (Class II)
                                                                 -------------- --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $  2,318,282   $         --   $   652,355
Charges from Allstate Life Insurance Company:
    Mortality and expense risk..................................    (1,657,336)      (215,398)     (503,966)
    Administrative expense......................................      (342,528)       (43,958)      (90,689)
                                                                  ------------   ------------   -----------
    Net investment income (loss)................................       318,418       (259,356)       57,700
                                                                  ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    31,375,959      4,825,376    22,579,738
    Cost of investments sold....................................    32,764,334      5,114,515    22,579,738
                                                                  ------------   ------------   -----------
       Realized gains (losses) on fund shares...................    (1,388,375)      (289,139)           --
Realized gain distributions.....................................     4,504,351      5,714,357            --
                                                                  ------------   ------------   -----------
    Net realized gains (losses).................................     3,115,976      5,425,218            --
Change in unrealized gains (losses).............................   (50,606,944)   (14,096,010)           --
                                                                  ------------   ------------   -----------
    Net realized and unrealized gains (losses) on investments...   (47,490,968)    (8,670,792)           --
                                                                  ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(47,172,550)  $ (8,930,148)  $    57,700
                                                                  ============   ============   ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced                 Advanced              Advanced
                                                      Series Trust             Series Trust          Series Trust
                                                      Sub-Account              Sub-Account            Sub-Account
                                                -----------------------  -----------------------  ------------------
                                                          AST                                             AST
                                                  Academic Strategies              AST                Aggressive
                                                  Asset Allocation (a)     Advanced Strategies     Asset Allocation
                                                -----------------------  -----------------------  ------------------
                                                    2008      2007 (aj)      2008      2007 (aj)    2008    2007 (aj)
                                                -----------  ----------  -----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   (33,789) $   (1,376) $     4,622  $      (53) $   (859)  $   (28)
Net realized gains (losses)....................  (1,716,106)      7,814     (476,165)        (16)  (23,332)      298
Change in unrealized gains (losses)............  (1,673,389)    (28,255)    (246,425)      2,697   (52,880)      925
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 operations....................................  (3,423,284)    (21,817)    (717,968)      2,628   (77,071)    1,195
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................  10,944,765   3,549,877    2,313,219   1,228,958   197,404    52,574
Benefit payments...............................          --          --           --          --        --        --
Payments on termination........................    (201,029)    (12,089)     (30,538)     (1,297)       --        --
Contract maintenance charge....................      (1,372)         --         (511)         --       (19)       --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (4,885,250)    115,215   (1,438,097)      8,592   (87,223)      242
Adjustment to net assets allocated to contract
 in payout period..............................          --          --           --          --        --        --
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 contract transactions.........................   5,857,114   3,653,003      844,073   1,236,253   110,162    52,816
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS........................................   2,433,830   3,631,186      126,105   1,238,881    33,091    54,011
NET ASSETS AT BEGINNING OF
 PERIOD........................................   3,631,186          --    1,238,881          --    54,011        --
                                                -----------  ----------  -----------  ----------  --------   -------
NET ASSETS AT END OF PERIOD.................... $ 6,065,016  $3,631,186  $ 1,364,986  $1,238,881  $ 87,102   $54,011
                                                ===========  ==========  ===========  ==========  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     348,463          --      118,452          --     5,213        --
       Units issued............................   1,763,431     530,450      429,900     166,390    25,121     5,236
       Units redeemed..........................  (1,244,630)   (181,987)    (359,725)    (47,938)  (15,535)      (23)
                                                -----------  ----------  -----------  ----------  --------   -------
    Units outstanding at end of period.........     867,264     348,463      188,627     118,452    14,799     5,213
                                                ===========  ==========  ===========  ==========  ========   =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced           Advanced
                                                             Series Trust        Series Trust       Series Trust
                                                              Sub-Account         Sub-Account       Sub-Account
                                                          ------------------  ------------------  ----------------
                                                                  AST                 AST               AST
                                                          Alliance Bernstein  Alliance Bernstein  American Century
                                                              Core Value        Growth & Income   Income & Growth
                                                          ------------------  ------------------  ----------------
                                                            2008    2007 (aj)   2008    2007 (aj)       2008
                                                          --------  --------- --------  --------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  1,758   $    (1) $    (20)  $   208      $    38
Net realized gains (losses)..............................   (6,809)       --    (1,817)    1,337         (567)
Change in unrealized gains (losses)......................  (15,290)      (46)  (22,277)   (2,142)      (1,038)
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from operations........  (20,341)      (47)  (24,114)     (597)      (1,567)
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --        --        --        --       12,787
Benefit payments.........................................       --        --        --        --           --
Payments on termination..................................       --        --   (21,990)       --           --
Contract maintenance charge..............................       (3)       --       (11)       --           --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   33,199     9,570    27,852    48,939         (103)
Adjustment to net assets allocated to contract in payout
 period..................................................       --        --        --        --           --
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from contract
 transactions............................................   33,196     9,570     5,851    48,938       12,684
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS........................   12,855     9,523   (18,263)   48,342       11,117
NET ASSETS AT BEGINNING OF PERIOD........................    9,523        --    48,342        --           --
                                                          --------   -------  --------   -------      -------
NET ASSETS AT END OF PERIOD.............................. $ 22,378   $ 9,523  $ 30,079   $48,342      $11,117
                                                          ========   =======  ========   =======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............    1,001        --     4,741        --           --
       Units issued......................................   10,496     2,003     3,023     8,649        2,190
       Units redeemed....................................   (7,397)   (1,002)   (2,706)   (3,908)        (382)
                                                          --------   -------  --------   -------      -------
    Units outstanding at end of period...................    4,100     1,001     5,058     4,741        1,808
                                                          ========   =======  ========   =======      =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced           Advanced       Advanced            Advanced
                                             Series Trust       Series Trust   Series Trust        Series Trust
                                             Sub-Account        Sub-Account    Sub-Account         Sub-Account
                                        ---------------------  -------------- -------------- -----------------------
                                                 AST                AST            AST                 AST
                                               Balanced             Bond           Bond           Capital Growth
                                         Asset Allocation (b)  Portfolio 2018 Portfolio 2019     Asset Allocation
                                        ---------------------  -------------- -------------- -----------------------
                                            2008     2007 (aj)    2008 (c)       2008 (c)        2008      2007 (aj)
                                        -----------  --------- -------------- -------------- -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (17,458) $   (707)   $   (4,587)     $   (304)   $   (38,643) $   (3,860)
Net realized gains (losses)............    (966,821)    1,793        52,514         9,480     (1,305,026)      3,846
Change in unrealized gains
 (losses)..............................    (284,136)    2,729       165,714         8,867     (1,239,015)    (45,349)
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 operations............................  (1,268,415)    3,815       213,641        18,043     (2,582,684)    (45,363)
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................   6,397,142   715,901            --            --      6,980,265   2,482,865
Benefit payments.......................          --        --            --            --             --          --
Payments on termination................     (81,603)   (2,004)           --            --        (96,388)        (80)
Contract maintenance charge............      (1,448)       --            --            --         (1,432)         --
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,195,631)  (48,697)      837,550        56,774     (2,557,133)    228,172
Adjustment to net assets allocated to
 contract in payout period.............          --        --            --            --             --          --
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions.................   5,118,460   665,200       837,550        56,774      4,325,312   2,710,957
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS............................   3,850,045   669,015     1,051,191        74,817      1,742,628   2,665,594
NET ASSETS AT BEGINNING
 OF PERIOD.............................     669,015        --            --            --      2,665,594          --
                                        -----------  --------    ----------      --------    -----------  ----------
NET ASSETS AT END OF
 PERIOD................................ $ 4,519,060  $669,015    $1,051,191      $ 74,817    $ 4,408,222  $2,665,594
                                        ===========  ========    ==========      ========    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................      64,108        --            --            --        256,135          --
       Units issued....................   1,396,888   115,196       227,127        20,306      1,543,744     430,420
       Units redeemed..................    (845,037)  (51,088)     (140,862)      (14,198)    (1,138,125)   (174,285)
                                        -----------  --------    ----------      --------    -----------  ----------
    Units outstanding at end of
     period............................     615,959    64,108        86,265         6,108        661,754     256,135
                                        ===========  ========    ==========      ========    ===========  ==========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced          Advanced            Advanced
                                             Series Trust     Series Trust      Series Trust        Series Trust
                                             Sub-Account      Sub-Account        Sub-Account        Sub-Account
                                           ---------------- ---------------- ------------------  -----------------
                                                 AST              AST                AST                AST
                                              CLS Growth      CLS Moderate         Cohen &              DeAm
                                           Asset Allocation Asset Allocation    Steers Realty     Large-Cap Value
                                           ---------------- ---------------- ------------------  -----------------
                                                 2008             2008         2008    2007 (aj)   2008   2007 (aj)
                                           ---------------- ---------------- --------  --------- -------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............    $  (1,213)       $  (2,950)    $    953   $   (1)  $   260   $   --
Net realized gains (losses)...............      (81,997)         (75,971)      14,743       --       714       --
Change in unrealized gains (losses).......        1,729          (35,120)     (30,489)     (18)   (9,151)      (1)
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 operations...............................      (81,481)        (114,041)     (14,793)     (19)   (8,177)      (1)
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      416,039          853,716       (2,500)   5,500     4,000       --
Benefit payments..........................           --               --           --       --        --       --
Payments on termination...................           --              238           --       --        --       --
Contract maintenance charge...............         (333)            (181)         (15)      --        (3)      --
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (275,277)           6,452       34,099    2,242    16,372    1,221
Adjustment to net assets allocated to
 contract in payout period................           --               --           --       --        --       --
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 contract transactions....................      140,429          860,225       31,584    7,742    20,369    1,221
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS...................................       58,948          746,184       16,791    7,723    12,192    1,220
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --               --        7,723       --     1,220       --
                                              ---------        ---------     --------   ------   -------   ------
NET ASSETS AT END OF PERIOD...............    $  58,948        $ 746,184     $ 24,514   $7,723   $13,412   $1,220
                                              =========        =========     ========   ======   =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --               --          823       --       124       --
       Units issued.......................       62,390          174,809        4,586    1,078     2,948      248
       Units redeemed.....................      (53,601)         (73,261)      (1,318)    (255)     (867)    (124)
                                              ---------        ---------     --------   ------   -------   ------
    Units outstanding at end of period....        8,789          101,548        4,091      823     2,205      124
                                              =========        =========     ========   ======   =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          Advanced           Advanced              Advanced
                                                        Series Trust       Series Trust          Series Trust
                                                        Sub-Account        Sub-Account           Sub-Account
                                                     -----------------  -----------------  -----------------------
                                                            AST                AST                   AST
                                                            DeAm            Federated            First Trust
                                                      Small-Cap Value   Aggressive Growth      Balanced Target
                                                     -----------------  -----------------  -----------------------
                                                     2008 (d) 2007 (aj)   2008   2007 (aj)     2008      2007 (aj)
                                                     -------- --------- -------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    70    $ --    $  (192)   $ --    $    14,033  $     (128)
Net realized gains (losses).........................    (111)     --        (80)     --     (1,178,525)       (935)
Change in unrealized gains (losses).................      (9)      9     (8,055)      6       (357,780)    (20,753)
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from operations...     (50)      9     (8,327)      6     (1,522,272)    (21,816)
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,000      --      8,125      --      4,376,569   2,487,259
Benefit payments....................................      --      --         --      --             --          --
Payments on termination.............................      --      --         --      --        (97,581)     (1,537)
Contract maintenance charge.........................      --      --         (2)     --         (1,748)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,294)    335     11,211     610     (3,389,259)     15,209
Adjustment to net assets allocated to contract in
 payout period......................................      --      --         --      --             --          --
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................    (294)    335     19,334     610        887,981   2,500,931
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (344)    344     11,007     616       (634,291)  2,479,115
NET ASSETS AT BEGINNING OF PERIOD...................     344      --        616      --      2,479,115          --
                                                     -------    ----    -------    ----    -----------  ----------
NET ASSETS AT END OF PERIOD......................... $    --    $344    $11,623    $616    $ 1,844,824  $2,479,115
                                                     =======    ====    =======    ====    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      39      --         60      --        238,272          --
       Units issued.................................      --      78      3,330     120        881,431     390,812
       Units redeemed...............................     (39)    (39)    (1,328)    (60)      (845,131)   (152,540)
                                                     -------    ----    -------    ----    -----------  ----------
    Units outstanding at end of period..............      --      39      2,062      60        274,572     238,272
                                                     =======    ====    =======    ====    ===========  ==========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Advanced            Advanced      Advanced        Advanced
                                                Series Trust        Series Trust  Series Trust    Series Trust
                                                Sub-Account         Sub-Account   Sub-Account      Sub-Account
                                          -----------------------  -------------- ------------ ------------------
                                                    AST                 AST           AST              AST
                                            First Trust Capital      Focus Four      Global       Goldman Sachs
                                            Appreciation Target    Plus Portfolio Real Estate  Concentrated Growth
                                          -----------------------  -------------- ------------ ------------------
                                              2008      2007 (aj)     2008 (e)      2008 (e)     2008    2007 (aj)
                                          -----------  ----------  -------------- ------------ --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (54,620) $   (5,685)    $   (26)        $ --     $   (394)  $    (2)
Net realized gains (losses)..............  (3,406,114)     (9,148)     (1,471)          --       (3,260)       --
Change in unrealized gains (losses)......  (2,330,234)      6,421         422           23      (13,435)      (68)
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 operations..............................  (5,790,968)     (8,412)     (1,075)          23      (17,089)      (70)
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................  17,121,131   4,752,043      16,046           --           --        --
Benefit payments.........................          --          --          --           --           --        --
Payments on termination..................    (151,793)       (670)         --           --           --        --
Contract maintenance charge..............        (853)         --          --           --           (9)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (9,223,192)    (89,872)     (1,652)         417       36,883    10,494
Adjustment to net assets allocated to
 contract in payout period...............          --          --          --           --           --        --
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 contract transactions...................   7,745,293   4,661,501      14,394          417       36,874    10,494
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,954,325   4,653,089      13,319          440       19,785    10,424
NET ASSETS AT BEGINNING OF
 PERIOD..................................   4,653,089          --          --           --       10,424        --
                                          -----------  ----------     -------         ----     --------   -------
NET ASSETS AT END OF PERIOD.............. $ 6,607,414  $4,653,089     $13,319         $440     $ 30,209   $10,424
                                          ===========  ==========     =======         ====     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     441,186          --          --           --          998        --
       Units issued......................   3,176,694     649,071       3,400          109       10,613     1,998
       Units redeemed....................  (2,542,673)   (207,885)     (1,620)         (37)      (6,700)   (1,000)
                                          -----------  ----------     -------         ----     --------   -------
    Units outstanding at end of period...   1,075,207     441,186       1,780           72        4,911       998
                                          ===========  ==========     =======         ====     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                   Advanced          Advanced          Advanced
                                                                 Series Trust      Series Trust      Series Trust
                                                                  Sub-Account       Sub-Account      Sub-Account
                                                              ------------------  --------------- -----------------
                                                                      AST               AST
                                                                 Goldman Sachs     Goldman Sachs         AST
                                                                Mid-Cap Growth    Small-Cap Value     High Yield
                                                              ------------------  --------------- -----------------
                                                                2008    2007 (aj)      2008         2008   2007 (aj)
                                                              --------  --------- --------------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (587)  $   (1)      $   (6)     $ 1,706   $   (1)
Net realized gains (losses)..................................    5,235       --           (2)      (1,785)      --
Change in unrealized gains (losses)..........................  (30,214)     (28)        (699)      (8,111)       9
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from operations............  (25,566)     (29)        (707)      (8,190)       8
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................   26,750       --           --       14,667       --
Benefit payments.............................................       --       --           --           --       --
Payments on termination......................................       --       --           --           --       --
Contract maintenance charge..................................       (6)      --           --           (6)      --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   34,818    1,905        2,799       30,567    1,831
Adjustment to net assets allocated to contract in payout
 period......................................................       --       --           --           --       --
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from contract transactions.   61,562    1,905        2,799       45,228    1,831
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS............................   35,996    1,876        2,092       37,038    1,839
NET ASSETS AT BEGINNING OF PERIOD............................    1,876       --           --        1,839       --
                                                              --------   ------       ------      -------   ------
NET ASSETS AT END OF PERIOD.................................. $ 37,872   $1,876       $2,092      $38,877   $1,839
                                                              ========   ======       ======      =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................      181       --           --          175       --
       Units issued..........................................   11,113      360          273        5,950      349
       Units redeemed........................................   (5,093)    (179)          --       (1,118)    (174)
                                                              --------   ------       ------      -------   ------
    Units outstanding at end of period.......................    6,201      181          273        5,007      175
                                                              ========   ======       ======      =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Advanced         Advanced          Advanced             Advanced
                                            Series Trust     Series Trust      Series Trust         Series Trust
                                            Sub-Account      Sub-Account        Sub-Account          Sub-Account
                                          ---------------- ---------------- ------------------   ------------------
                                                AST              AST
                                           Horizon Growth  Horizon Moderate         AST                  AST
                                          Asset Allocation Asset Allocation International Growth International Value
                                          ---------------- ---------------- ------------------   ------------------
                                                2008             2008         2008     2007 (aj)   2008    2007 (aj)
                                          ---------------- ---------------- --------   --------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............     $   (363)        $ (1,377)    $     (6)   $    (2) $  2,235   $   177
Net realized gains (losses)..............      (16,393)         (46,631)       3,144      1,425    (8,755)      236
Change in unrealized gains (losses)......          669           (2,810)     (45,166)    (1,436)  (50,170)   (1,222)
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 operations..............................      (16,087)         (50,818)     (42,028)       (13)  (56,690)     (809)
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,586          410,431       11,929         --    34,404        --
Benefit payments.........................           --               --           --         --        --        --
Payments on termination..................           --              (92)     (11,037)        --   (40,055)       --
Contract maintenance charge..............          (25)             (91)          (5)        --       (12)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............       (5,020)         (80,084)      80,284     24,217    76,488    57,467
Adjustment to net assets allocated to
 contract in payout period...............           --               --           --         --        --        --
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 contract transactions...................      122,541          330,164       81,171     24,217    70,825    57,467
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN
 NET ASSETS..............................      106,454          279,346       39,143     24,204    14,135    56,658
NET ASSETS AT BEGINNING
 OF PERIOD...............................           --               --       24,204         --    56,658        --
                                              --------         --------     --------    -------  --------   -------
NET ASSETS AT END OF
 PERIOD..................................     $106,454         $279,346     $ 63,347    $24,204  $ 70,793   $56,658
                                              ========         ========     ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................           --               --        2,189         --     5,414        --
       Units issued......................       31,197           87,343       12,793      4,099    21,837    10,093
       Units redeemed....................      (16,305)         (50,718)      (3,345)    (1,910)  (15,034)   (4,679)
                                              --------         --------     --------    -------  --------   -------
    Units outstanding at end of
     period..............................       14,892           36,625       11,637      2,189    12,217     5,414
                                              ========         ========     ========    =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced             Advanced
                                                              Series Trust    Series Trust         Series Trust
                                                              Sub-Account      Sub-Account          Sub-Account
                                                              ------------ ------------------   ------------------
                                                                  AST              AST
                                                               Investment       JPMorgan                AST
                                                               Grade Bond  International Equity   Large-Cap Value
                                                              ------------ ------------------   ------------------
                                                                2008 (c)     2008     2007 (aj)   2008    2007 (aj)
                                                              ------------ --------   --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (48,080) $  1,228    $   392  $    517   $    90
Net realized gains (losses)..................................     180,638    (7,054)       211    (7,214)      288
Change in unrealized gains (losses)..........................     972,934   (29,682)    (1,011)   (5,081)   (1,457)
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from operations............   1,105,492   (35,508)      (408)  (11,778)   (1,079)
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................          --    26,750         --        --    11,371
Benefit payments.............................................          --        --         --        --        --
Payments on termination......................................    (104,937)  (22,877)        --        --        --
Contract maintenance charge..................................     (23,030)       (5)        --       (15)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................  10,746,860    27,263     51,211      (573)    8,469
Adjustment to net assets allocated to contract in payout
 period......................................................          --        --         --        --        --
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from contract transactions.  10,618,893    31,131     51,211      (588)   19,840
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS............................  11,724,385    (4,377)    50,803   (12,366)   18,761
NET ASSETS AT BEGINNING OF PERIOD............................          --    50,803         --    18,761        --
                                                              -----------  --------    -------  --------   -------
NET ASSETS AT END OF PERIOD.................................. $11,724,385  $ 46,426    $50,803  $  6,395   $18,761
                                                              ===========  ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................          --     4,916         --     1,960        --
       Units issued..........................................   2,264,620    11,619      9,095     4,851     2,839
       Units redeemed........................................  (1,179,570)   (8,766)    (4,179)   (5,652)     (879)
                                                              -----------  --------    -------  --------   -------
    Units outstanding at end of period.......................   1,085,050     7,769      4,916     1,159     1,960
                                                              ===========  ========    =======  ========   =======

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced            Advanced
                                                             Series Trust        Series Trust        Series Trust
                                                              Sub-Account         Sub-Account         Sub-Account
                                                          ------------------  ------------------  ------------------
                                                                  AST                 AST
                                                              Lord Abbett           Marsico               AST
                                                            Bond-Debenture      Capital Growth     MFS Global Equity
                                                          ------------------  ------------------  ------------------
                                                            2008    2007 (aj)   2008    2007 (aj)   2008    2007 (aj)
                                                          --------  --------- --------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  2,611   $   (1)  $   (403)  $   (10) $    159   $   888
Net realized gains (losses)..............................   (1,805)      --        565        --    13,464      (905)
Change in unrealized gains (losses)......................  (11,406)      13    (27,879)     (284)  (43,137)     (645)
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from operations........  (10,600)      12    (27,717)     (294)  (29,514)     (662)
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --       --     39,559        --    26,750        --
Benefit payments.........................................       --       --         --        --        --        --
Payments on termination..................................       --       --     (5,841)       --        --        --
Contract maintenance charge..............................      (10)      --         (3)       --        (2)       --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   36,058    3,052     22,830    15,404    79,106     9,104
Adjustment to net assets allocated to contract in payout
 period..................................................       --       --         --        --        --        --
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from contract
 transactions............................................   36,048    3,052     56,545    15,404   105,854     9,104
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS........................   25,448    3,064     28,828    15,110    76,340     8,442
NET ASSETS AT BEGINNING OF PERIOD........................    3,064       --     15,110        --     8,442        --
                                                          --------   ------   --------   -------  --------   -------
NET ASSETS AT END OF PERIOD.............................. $ 28,512   $3,064   $ 43,938   $15,110  $ 84,782   $ 8,442
                                                          ========   ======   ========   =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      294       --      1,394        --       808        --
       Units issued......................................    4,931      588     13,237     1,860    17,350     6,236
       Units redeemed....................................   (1,620)    (294)    (7,343)     (466)   (5,691)   (5,428)
                                                          --------   ------   --------   -------  --------   -------
    Units outstanding at end of period...................    3,605      294      7,288     1,394    12,467       808
                                                          ========   ======   ========   =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced            Advanced
                                                              Series Trust    Series Trust        Series Trust
                                                              Sub-Account     Sub-Account          Sub-Account
                                                              ------------ -----------------  --------------------
                                                                  AST         AST Mid-Cap           AST Money
                                                               MFS Growth        Value               Market
                                                              ------------ -----------------  --------------------
                                                                  2008       2008   2007 (aj)    2008     2007 (aj)
                                                              ------------ -------  --------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................   $  (104)   $   128   $   (1)  $    2,447   $    65
Net realized gains (losses)..................................    (2,499)    (3,497)      --           --        --
Change in unrealized gains (losses)..........................    (3,291)    (3,430)     (17)          --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from operations............    (5,894)    (6,799)     (18)       2,447        65
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................        --         --       --      500,696    66,295
Benefit payments.............................................        --         --       --     (451,021)   (3,506)
Payments on termination......................................        --         --       --      (41,458)       --
Contract maintenance charge..................................        --         --       --          (36)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    12,758     12,853    4,175      937,610     3,507
Adjustment to net assets allocated to contract in payout
 period......................................................        --         --       --           --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from contract transactions.    12,758     12,853    4,175      945,791    66,296
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS............................     6,864      6,054    4,157      948,238    66,361
NET ASSETS AT BEGINNING OF PERIOD............................        --      4,157       --       66,361        --
                                                                -------    -------   ------   ----------   -------
NET ASSETS AT END OF PERIOD..................................   $ 6,864    $10,211   $4,157   $1,014,599   $66,361
                                                                =======    =======   ======   ==========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        --        426       --        6,546        --
       Units issued..........................................     2,051      5,292      851      193,296     6,891
       Units redeemed........................................    (1,041)    (4,007)    (425)    (100,881)     (345)
                                                                -------    -------   ------   ----------   -------
    Units outstanding at end of period.......................     1,010      1,711      426       98,961     6,546
                                                                =======    =======   ======   ==========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced              Advanced            Advanced
                                                      Series Trust          Series Trust        Series Trust
                                                       Sub-Account           Sub-Account        Sub-Account
                                                   --------------------  ------------------  -----------------
                                                           AST                   AST                AST
                                                    Neuberger Berman/     Neuberger Berman    Neuberger Berman
                                                   LSV Mid-Cap Value (f)   Mid-Cap Growth     Small-Cap Growth
                                                   --------------------- ------------------  -----------------
                                                     2008     2007 (aj)    2008    2007 (aj)   2008   2007 (aj)
                                                   --------   ---------  --------  --------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...................... $    203    $   (1)   $   (370)   $  --   $   (71)   $ --
Net realized gains (losses).......................      508        --      (2,505)       1       (31)     --
Change in unrealized gains (losses)...............  (18,744)      (17)    (13,468)       6    (2,245)    (26)
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from operations.  (18,033)      (18)    (16,343)       7    (2,347)    (26)
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..........................................    9,375        --      30,970       --       500      --
Benefit payments..................................       --        --          --       --        --      --
Payments on termination...........................       --        --          --       --        --      --
Contract maintenance charge.......................       (5)       --          (2)      --        (2)     --
Transfers among the sub-accounts and with the
  Fixed Account--net..............................   33,737     2,277       8,689      609     5,943     842
Adjustment to net assets allocated to contract in
  payout period...................................       --        --          --       --        --      --
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from contract
  transactions....................................   43,107     2,277      39,657      609     6,441     842
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS.................   25,074     2,259      23,314      616     4,094     816
NET ASSETS AT BEGINNING OF PERIOD.................    2,259        --         616       --       816      --
                                                   --------    ------    --------    -----   -------    ----
NET ASSETS AT END OF PERIOD....................... $ 27,333    $2,259    $ 23,930    $ 616   $ 4,910    $816
                                                   ========    ======    ========    =====   =======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......      225        --          58       --        72      --
       Units issued...............................    6,207       450       8,147      195     1,109     145
       Units redeemed.............................   (1,654)     (225)     (4,153)    (137)     (411)    (73)
                                                   --------    ------    --------    -----   -------    ----
    Units outstanding at end of period............    4,778       225       4,052       58       770      72
                                                   ========    ======    ========    =====   =======    ====

--------
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced         Advanced          Advanced
                                             Series Trust     Series Trust     Series Trust      Series Trust
                                             Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                           ---------------- ---------------- ---------------- ------------------
                                                 AST              AST              AST                AST
                                               Niemann         Parametric         PIMCO              PIMCO
                                            Capital Growth  Emerging Markets Limited Maturity    Total Return
                                           Asset Allocation      Equity            Bond              Bond
                                           ---------------- ---------------- ---------------- ------------------
                                                 2008           2008 (e)           2008         2008    2007 (aj)
                                           ---------------- ---------------- ---------------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $   (491)        $   (14)         $  2,853     $  3,683   $ 1,823
Net realized gains (losses)...............      (11,940)             (6)             (237)        (309)     (496)
Change in unrealized gains (losses).......         (261)         (2,001)           (6,259)     (11,705)      (44)
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 operations...............................      (12,692)         (2,021)           (3,643)      (8,331)    1,283
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      164,806              --            53,500        3,661        --
Benefit payments..........................           --              --                --           --        --
Payments on termination...................           --              --           (10,000)     (32,497)       --
Contract maintenance charge...............          (19)             --                --          (36)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................      (24,039)          6,717           144,659      160,600    65,372
Adjustment to net assets allocated to
 contract in payout period................           --              --                --           --        --
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 contract transactions....................      140,748           6,717           188,159      131,728    65,372
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS...................................      128,056           4,696           184,516      123,397    66,655
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --              --                --       66,655        --
                                               --------         -------          --------     --------   -------
NET ASSETS AT END OF PERIOD...............     $128,056         $ 4,696          $184,516     $190,052   $66,655
                                               ========         =======          ========     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --              --                --        6,291        --
       Units issued.......................       40,237             975            25,490       21,515    15,498
       Units redeemed.....................      (23,195)           (135)           (7,638)      (9,198)   (9,207)
                                               --------         -------          --------     --------   -------
    Units outstanding at end of period....       17,042             840            17,852       18,608     6,291
                                               ========         =======          ========     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced             Advanced             Advanced
                                                       Series Trust         Series Trust         Series Trust
                                                        Sub-Account          Sub-Account         Sub-Account
                                                   --------------------  ------------------  -------------------
                                                            AST                  AST                 AST
                                                       Preservation            QMA US        Schroders Multi-Asset
                                                     Asset Allocation     Equity Alpha (g)   World Strategies (h)
                                                   --------------------  ------------------  -------------------
                                                      2008     2007 (aj)   2008    2007 (aj)    2008     2007 (aj)
                                                   ----------  --------- --------  --------- ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (17,542) $   (102) $  1,468   $   602  $     431   $  1,745
Net realized gains (losses).......................   (334,685)     (113)   (8,714)   (1,011)   (78,711)     5,907
Change in unrealized gains (losses)...............   (332,203)    1,254   (28,090)     (169)    (4,800)    (7,407)
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from operations.   (684,430)    1,039   (35,336)     (578)   (83,080)       245
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................  4,794,226   473,208    13,375        --    548,322    134,819
Benefit payments..................................         --        --        --        --         --         --
Payments on termination...........................   (253,721)      (25)       --        --    (21,196)       (45)
Contract maintenance charge.......................     (1,380)       --        --        --        (62)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    288,277     6,606    80,997    12,276   (274,525)       467
Adjustment to net assets allocated to contract in
 payout period....................................         --        --        --        --         --         --
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................  4,827,402   479,789    94,372    12,276    252,539    135,241
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS.................  4,142,972   480,828    59,036    11,698    169,459    135,486
NET ASSETS AT BEGINNING OF PERIOD.................    480,828        --    11,698        --    135,486         --
                                                   ----------  --------  --------   -------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $4,623,800  $480,828  $ 70,734   $11,698  $ 304,945   $135,486
                                                   ==========  ========  ========   =======  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     45,849        --     1,198        --     13,020         --
       Units issued...............................  1,023,879    72,637    20,192     7,302     97,970     26,417
       Units redeemed.............................   (514,157)  (26,788)   (9,397)   (6,104)   (68,357)   (13,397)
                                                   ----------  --------  --------   -------  ---------   --------
    Units outstanding at end of period............    555,571    45,849    11,993     1,198     42,633     13,020
                                                   ==========  ========  ========   =======  =========   ========

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced          Advanced               Advanced
                                                       Series Trust      Series Trust           Series Trust
                                                       Sub-Account        Sub-Account           Sub-Account
                                                     ---------------- ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. Rowe Price
                                                     Small-Cap Growth   Small-Cap Value       Asset Allocation
                                                     ---------------- ------------------  -----------------------
                                                           2008         2008    2007 (aj)     2008      2007 (aj)
                                                     ---------------- --------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (35)     $   (105)  $   107  $     9,463  $   16,759
Net realized gains (losses).........................      (1,035)       (2,102)    2,049   (1,203,370)     67,105
Change in unrealized gains (losses).................         (13)       (9,676)   (3,288)    (553,539)   (109,938)
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from operations...      (1,083)      (11,883)   (1,132)  (1,747,446)    (26,074)
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       1,220         6,904        --    5,164,320   2,598,369
Benefit payments....................................          --            --        --           --          --
Payments on termination.............................          --       (12,144)       --     (199,226)     (6,418)
Contract maintenance charge.........................          --            (2)       --         (621)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................         642        20,839    23,244   (2,674,928)    244,694
Adjustment to net assets allocated to contract in
 payout period......................................          --            --        --           --          --
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................       1,862        15,597    23,244    2,289,545   2,836,645
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................         779         3,714    22,112      542,099   2,810,571
NET ASSETS AT BEGINNING OF PERIOD...................          --        22,112        --    2,810,571          --
                                                         -------      --------   -------  -----------  ----------
NET ASSETS AT END OF PERIOD.........................     $   779      $ 25,826   $22,112  $ 3,352,670  $2,810,571
                                                         =======      ========   =======  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --         2,342        --      275,676          --
       Units issued.................................       1,250         5,325     4,206    1,220,834     413,265
       Units redeemed...............................      (1,127)       (3,719)   (1,864)  (1,045,215)   (137,589)
                                                         -------      --------   -------  -----------  ----------
    Units outstanding at end of period..............         123         3,948     2,342      451,295     275,676
                                                         =======      ========   =======  ===========  ==========

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                       Advanced           Advanced
                                                                     Series Trust       Series Trust
                                                                     Sub-Account         Sub-Account
                                                                  -----------------  ------------------
                                                                         AST                 AST
                                                                    T. Rowe Price       T. Rowe Price
                                                                        Global            Large-Cap
                                                                         Bond              Growth
                                                                  -----------------  ------------------
                                                                    2008   2007 (aj)   2008    2007 (aj)
                                                                  -------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $ 1,994   $   (1)  $   (401)  $   (24)
Net realized gains (losses)......................................  (1,336)      --     (4,790)       (2)
Change in unrealized gains (losses)..............................  (4,614)      70    (10,603)     (762)
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from operations................  (3,956)      69    (15,794)     (788)
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................     500       --      1,220    11,371
Benefit payments.................................................      --       --         --        --
Payments on termination..........................................    (202)      --         --        --
Contract maintenance charge......................................     (10)      --        (18)       --
Transfers among the sub-accounts and with the Fixed Account--net.  57,796    6,081     17,480     8,349
Adjustment to net assets allocated to contract in payout period..      --       --         --        --
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from contract transactions.....  58,084    6,081     18,682    19,720
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS................................  54,128    6,150      2,888    18,932
NET ASSETS AT BEGINNING OF PERIOD................................   6,150       --     18,932        --
                                                                  -------   ------   --------   -------
NET ASSETS AT END OF PERIOD...................................... $60,278   $6,150   $ 21,820   $18,932
                                                                  =======   ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     579       --      1,876        --
       Units issued..............................................   9,545    1,157      8,321     2,699
       Units redeemed............................................  (4,233)    (578)    (6,509)     (823)
                                                                  -------   ------   --------   -------
    Units outstanding at end of period...........................   5,891      579      3,688     1,876
                                                                  =======   ======   ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Franklin
                                                      Advanced               Advanced            Templeton Variable
                                                    Series Trust           Series Trust       Insurance Products Trust
                                                     Sub-Account           Sub-Account              Sub-Account
                                                 ------------------  -----------------------  ------------------------
                                                                                                      Franklin
                                                         AST                   AST                 Templeton VIP
                                                    T. Rowe Price              UBS                 Founding Funds
                                                  Natural Resources       Dynamic Alpha              Allocation
                                                 ------------------  -----------------------  ------------------------
                                                   2008    2007 (aj)     2008      2007 (aj)          2008 (i)
                                                 --------  --------- -----------  ----------  ------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (702)  $   125  $   (33,472) $    5,097        $    22,710
Net realized gains (losses).....................    3,598     1,878     (447,272)       (293)          (395,144)
Change in unrealized gains (losses).............  (70,061)   (1,456)    (126,446)    (24,515)          (158,649)
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from
 operations.....................................  (67,165)      547     (607,190)    (19,711)          (531,083)
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   37,928    39,632    3,629,254   1,411,421          3,484,538
Benefit payments................................       --        --           --          --                 --
Payments on termination.........................   (1,386)       --     (105,733)       (252)            (3,738)
Contract maintenance charge.....................      (19)       --       (1,402)         --               (434)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68,467     3,912   (2,194,562)      3,120         (1,277,392)
Adjustment to net assets allocated to contract
 in payout period...............................       --        --           --          --                 --
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from contract
 transactions...................................  104,990    43,544    1,327,557   1,414,289          2,202,974
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   37,825    44,091      720,367   1,394,578          1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   44,091        --    1,394,578          --                 --
                                                 --------   -------  -----------  ----------        -----------
NET ASSETS AT END OF PERIOD..................... $ 81,916   $44,091  $ 2,114,945  $1,394,578        $ 1,671,891
                                                 ========   =======  ===========  ==========        ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    3,785        --      144,050          --                 --
       Units issued.............................   14,834     4,001      733,132     256,044            700,299
       Units redeemed...........................   (4,359)     (216)    (608,162)   (111,994)          (449,035)
                                                 --------   -------  -----------  ----------        -----------
    Units outstanding at end of period..........   14,260     3,785      269,020     144,050            251,264
                                                 ========   =======  ===========  ==========        ===========

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     AIM Variable                AIM Variable
                                                                    Insurance Funds            Insurance Funds
                                                                      Sub-Account                Sub-Account
                                                              --------------------------  -------------------------
                                                                       AIM V. I.
                                                                    Basic Balanced          AIM V. I. Basic Value
                                                              --------------------------  -------------------------
                                                                  2008          2007          2008          2007
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $    786,202  $    626,963  $   (102,657) $  (246,172)
Net realized gains (losses)..................................   (1,328,155)    1,015,655     2,366,124    3,463,895
Change in unrealized gains (losses)..........................  (12,431,727)   (1,083,823)  (13,115,524)  (3,003,704)
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from operations............  (12,973,680)      558,795   (10,852,057)     214,019
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       43,646        12,005         4,530       28,864
Benefit payments.............................................     (899,720)   (1,840,544)     (462,872)    (642,995)
Payments on termination......................................   (5,979,746)   (9,023,357)   (3,215,225)  (5,972,698)
Contract maintenance charge..................................      (13,554)      (16,971)       (6,926)      (9,408)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (1,573,339)      474,997    (1,575,212)    (277,052)
Adjustment to net assets allocated to contract in payout
 period......................................................           --            --            --           --
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions.   (8,422,713)  (10,393,870)   (5,255,705)  (6,873,289)
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS............................  (21,396,393)   (9,835,075)  (16,107,762)  (6,659,270)
NET ASSETS AT BEGINNING OF PERIOD............................   39,457,902    49,292,977    24,740,057   31,399,327
                                                              ------------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD.................................. $ 18,061,509  $ 39,457,902  $  8,632,295  $24,740,057
                                                              ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    3,321,755     4,170,832     1,710,089    2,172,050
       Units issued..........................................      278,031       450,026        71,211      176,200
       Units redeemed........................................   (1,091,199)   (1,299,103)     (526,162)    (638,161)
                                                              ------------  ------------  ------------  -----------
    Units outstanding at end of period.......................    2,508,587     3,321,755     1,255,138    1,710,089
                                                              ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              AIM Variable                AIM Variable               AIM Variable
                                             Insurance Funds            Insurance Funds             Insurance Funds
                                               Sub-Account                Sub-Account                 Sub-Account
                                       --------------------------  -------------------------  --------------------------
                                                AIM V. I.                  AIM V. I.
                                          Capital Appreciation        Capital Development        AIM V. I. Core Equity
                                       --------------------------  -------------------------  --------------------------
                                           2008          2007          2008          2007         2008          2007
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $ (1,720,955) $ (2,664,021) $   (209,958) $  (341,885) $    838,695  $   (906,162)
Net realized gains (losses)...........   (1,946,468)    5,323,481     1,990,105    4,505,247     2,377,730     8,722,967
Change in unrealized gains
 (losses).............................  (60,709,415)   16,060,948   (10,700,350)  (1,853,501)  (55,044,098)    7,046,254
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (64,376,838)   18,720,408    (8,920,203)   2,309,861   (51,827,673)   14,863,059
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      374,593       285,123         2,835       18,332       362,152       191,205
Benefit payments......................   (3,604,826)   (6,073,044)     (347,602)    (585,039)   (6,953,337)   (7,659,192)
Payments on termination...............  (17,492,609)  (31,276,068)   (2,196,113)  (5,217,461)  (24,194,037)  (37,983,458)
Contract maintenance charge...........      (68,831)      (84,421)       (5,332)      (7,168)      (86,251)     (102,115)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (6,265,405)   (9,774,852)   (1,181,496)     173,066    (7,855,159)   (6,780,710)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --           --            --            --
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (27,057,078)  (46,923,262)   (3,727,708)  (5,618,270)  (38,726,632)  (52,334,270)
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (91,433,916)  (28,202,854)  (12,647,911)  (3,308,409)  (90,554,305)  (37,471,211)
NET ASSETS AT BEGINNING
 OF PERIOD............................  167,151,434   195,354,288    21,287,211   24,595,620   194,919,453   232,390,664
                                       ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 75,717,518  $167,151,434  $  8,639,300  $21,287,211  $104,365,148  $194,919,453
                                       ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   14,459,948    18,508,280     1,156,252    1,448,079    13,757,442    17,450,854
       Units issued...................      548,993     1,243,622        58,852      197,890       436,740     1,122,604
       Units redeemed.................   (3,462,094)   (5,291,954)     (311,206)    (489,717)   (3,507,818)   (4,816,016)
                                       ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................   11,546,847    14,459,948       903,898    1,156,252    10,686,364    13,757,442
                                       ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable              AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds           Insurance Funds
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  AIM V. I.                 AIM V. I.
                                             Diversified Income       Government Securities     AIM V. I. High Yield
                                          ------------------------  ------------------------  ------------------------
                                              2008         2007         2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   979,944  $ 1,090,656  $   494,543  $   572,265  $   602,258  $   600,552
Net realized gains (losses)..............  (1,422,334)    (751,761)     346,192       85,568     (561,355)    (141,419)
Change in unrealized gains (losses)......  (2,134,406)    (252,099)   1,496,249      458,983   (2,318,399)    (423,174)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,576,796)      86,796    2,336,984    1,116,816   (2,277,496)      35,959
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      72,290       25,560      202,519        5,810       35,881       55,703
Benefit payments.........................    (526,147)    (709,956)  (1,606,138)    (978,242)    (190,368)    (447,256)
Payments on termination..................  (3,593,864)  (4,815,034)  (4,927,187)  (3,815,408)  (1,717,332)  (2,612,829)
Contract maintenance charge..............      (5,052)      (5,758)      (7,753)      (7,335)      (3,398)      (3,871)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (385,705)     872,512    4,362,886      910,666     (436,209)     (34,762)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,438,478)  (4,632,676)  (1,975,673)  (3,884,509)  (2,311,426)  (3,043,015)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,015,274)  (4,545,880)     361,311   (2,767,693)  (4,588,922)  (3,007,056)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,044,780   22,590,660   22,708,937   25,476,630   10,238,138   13,245,194
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,029,506  $18,044,780  $23,070,248  $22,708,937  $ 5,649,216  $10,238,138
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,494,794    1,872,442    1,660,149    1,950,594      949,547    1,225,477
       Units issued......................     140,132      303,506      471,438      297,593       56,636      137,768
       Units redeemed....................    (540,336)    (681,154)    (606,122)    (588,038)    (290,613)    (413,698)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,094,590    1,494,794    1,525,465    1,660,149      715,570      949,547
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable               AIM Variable
                                                Insurance Funds            Insurance Funds           Insurance Funds
                                                  Sub-Account                Sub-Account               Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                                   AIM V. I.                  AIM V. I.                 AIM V. I.
                                             International Growth         Large Cap Growth         Mid Cap Core Equity
                                          --------------------------  ------------------------  -------------------------
                                              2008          2007          2008         2007         2008          2007
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (377,764) $   (634,864) $  (184,844) $  (257,952) $     (1,487) $  (334,589)
Net realized gains (losses)..............    3,624,004     6,629,059      122,802      696,722     2,227,053    1,611,671
Change in unrealized gains (losses)......  (24,566,029)    1,870,564   (6,243,875)   2,015,733    (8,150,080)     938,743
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (21,319,789)    7,864,759   (6,305,917)   2,454,503    (5,924,514)   2,215,825
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      150,870       102,728       22,630       15,810        28,365       27,763
Benefit payments.........................     (911,918)   (1,962,039)    (226,676)    (515,073)     (661,328)    (857,309)
Payments on termination..................   (6,077,606)  (11,868,813)  (3,167,681)  (2,895,757)   (3,424,748)  (6,326,916)
Contract maintenance charge..............      (19,626)      (23,761)      (8,072)      (9,097)       (6,475)      (7,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,648,798)    1,859,583     (310,722)     165,683      (792,177)    (177,176)
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --           --            --           --
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (10,507,078)  (11,892,302)  (3,690,521)  (3,238,434)   (4,856,363)  (7,340,948)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (31,826,867)   (4,027,543)  (9,996,438)    (783,931)  (10,780,877)  (5,125,123)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,799,786    62,827,329   18,301,845   19,085,776    23,623,859   28,748,982
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 26,972,919  $ 58,799,786  $ 8,305,407  $18,301,845  $ 12,842,982  $23,623,859
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,091,736     3,716,654    1,447,748    1,721,358     1,439,601    1,897,950
       Units issued......................      133,949       510,277      133,796      186,522       153,999      260,698
       Units redeemed....................     (835,716)   (1,135,195)    (501,546)    (460,132)     (473,524)    (719,047)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    2,389,969     3,091,736    1,079,998    1,447,748     1,120,076    1,439,601
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable             AIM Variable
                                                Insurance Funds           Insurance Funds           Insurance Funds
                                                  Sub-Account               Sub-Account               Sub-Account
                                          --------------------------  -----------------------  ------------------------
                                            AIM V. I. Money Market      AIM V. I. Technology      AIM V. I. Utilities
                                          --------------------------  -----------------------  ------------------------
                                              2008          2007          2008        2007         2008         2007
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    146,819  $    673,873  $   (46,451) $  (72,498) $   118,028  $    49,037
Net realized gains (losses)..............           --            --       49,120     338,220    1,598,467    2,396,009
Change in unrealized gains (losses)......           --            --   (1,872,573)     52,796   (5,924,660)      48,499
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      146,819       673,873   (1,869,904)    318,518   (4,208,165)   2,493,545
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      100,916        15,390        2,141       5,424       59,706        7,638
Benefit payments.........................   (1,888,730)   (6,618,712)     (50,681)   (432,370)    (291,743)    (324,425)
Payments on termination..................  (14,860,701)  (11,806,577)    (536,480)   (755,623)  (1,792,980)  (3,187,854)
Contract maintenance charge..............       (7,201)       (6,671)      (2,307)     (2,754)      (4,885)      (5,393)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   18,162,692    18,402,653     (415,021)    205,130     (313,409)     192,883
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --          --           --           --
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    1,506,976       (13,917)  (1,002,348)   (980,193)  (2,343,311)  (3,317,151)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    1,653,795       659,956   (2,872,252)   (661,675)  (6,551,476)    (823,606)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,739,818    21,079,862    4,857,722   5,519,397   13,859,397   14,683,003
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 23,393,613  $ 21,739,818  $ 1,985,470  $4,857,722  $ 7,307,921  $13,859,397
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,818,316     1,820,869      375,301     452,712      668,053      841,516
       Units issued......................    1,760,095     2,556,551       27,005      87,379       62,256      101,921
       Units redeemed....................   (1,631,473)   (2,559,104)    (121,781)   (164,790)    (202,155)    (275,384)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    1,946,938     1,818,316      280,525     375,301      528,154      668,053
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance    AIM Variable Insurance    AIM Variable Insurance
                                              Funds Series II          Funds Series II            Funds Series II
                                                Sub-Account              Sub-Account                Sub-Account
                                          ----------------------  -------------------------  ------------------------
                                                 AIM V. I.                                           AIM V. I.
                                             Basic Balanced II     AIM V. I. Basic Value II   Capital Appreciation II
                                          ----------------------  -------------------------  ------------------------
                                             2008        2007         2008          2007         2008         2007
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   33,810  $   21,213  $   (170,089) $  (300,880) $   (91,894) $  (136,182)
Net realized gains (losses)..............     14,890      42,931     2,278,057    1,975,763      120,187      335,559
Change in unrealized gains (losses)......   (682,242)    (56,590)  (11,711,986)  (1,650,916)  (3,138,788)     590,654
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (633,542)      7,554    (9,604,018)      23,967   (3,110,495)     790,031
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --         502        16,449       26,559        4,767       15,482
Benefit payments.........................    (43,119)    (29,302)     (160,798)    (265,153)     (62,809)      (3,655)
Payments on termination..................   (133,429)    (91,964)   (1,397,612)  (2,263,626)    (361,948)    (440,348)
Contract maintenance charge..............         --          --       (46,363)     (62,988)     (12,690)     (16,653)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (80,728)    (27,148)      405,775     (217,874)    (732,738)    (626,882)
Adjustment to net assets allocated to
 contract in payout period...............         --          --            --           --           --           --
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (257,276)   (147,912)   (1,182,549)  (2,783,082)  (1,165,418)  (1,072,056)
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (890,818)   (140,358)  (10,786,567)  (2,759,115)  (4,275,913)    (282,025)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,797,350   1,937,708    19,438,477   22,197,592    7,992,016    8,274,041
                                          ----------  ----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $  906,532  $1,797,350  $  8,651,910  $19,438,477  $ 3,716,103  $ 7,992,016
                                          ==========  ==========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    160,341     173,375     1,259,674    1,430,759      545,611      620,133
       Units issued......................      2,815       8,080       159,243       62,753       12,008       18,034
       Units redeemed....................    (29,703)    (21,114)     (240,738)    (233,838)    (112,174)     (92,556)
                                          ----------  ----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    133,453     160,341     1,178,179    1,259,674      445,445      545,611
                                          ==========  ==========  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable Insurance  AIM Variable Insurance  AIM Variable Insurance
                                                   Funds Series II          Funds Series II        Funds Series II
                                                     Sub-Account              Sub-Account            Sub-Account
                                                 ---------------------  -----------------------  ---------------------
                                                      AIM V. I.                                       AIM V. I.
                                                 Capital Development II AIM V. I. Core Equity II Diversified Income II
                                                 ---------------------  -----------------------  ---------------------
                                                    2008       2007         2008        2007        2008       2007
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (8,423)  $(12,240)  $     3,646  $  (46,775) $  32,234   $ 28,897
Net realized gains (losses).....................    74,394     88,508        50,800     175,868    (28,159)    (5,285)
Change in unrealized gains (losses).............  (389,265)   (20,682)   (1,336,017)    191,286    (80,713)   (24,504)
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................  (323,294)    55,586    (1,281,571)    320,379    (76,638)      (892)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        44     10,343        13,020       1,385        692      8,719
Benefit payments................................    (3,214)        --        (6,179)    (68,905)        --     (8,419)
Payments on termination.........................   (10,127)   (66,043)     (494,144)   (641,278)   (29,524)   (24,708)
Contract maintenance charge.....................        --         --       (10,564)    (13,404)        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (60,359)   141,085      (166,233)   (275,955)   (66,368)     1,884
Adjustment to net assets allocated to contract
 in payout period...............................        --         --            --          --         --         --
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (73,656)    85,385      (664,100)   (998,157)   (95,200)   (22,524)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (396,950)   140,971    (1,945,671)   (677,778)  (171,838)   (23,416)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   733,288    592,317     4,618,125   5,295,903    528,409    551,825
                                                 ---------   --------   -----------  ----------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $ 336,338   $733,288   $ 2,672,454  $4,618,125  $ 356,571   $528,409
                                                 =========   ========   ===========  ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    47,215     41,417       389,485     473,969     46,380     48,346
       Units issued.............................     1,624     12,041        11,043      18,418      4,578      6,623
       Units redeemed...........................    (7,210)    (6,243)      (72,602)   (102,902)   (13,239)    (8,589)
                                                 ---------   --------   -----------  ----------  ---------   --------
    Units outstanding at end of period..........    41,629     47,215       327,926     389,485     37,719     46,380
                                                 =========   ========   ===========  ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                                    Funds Series II        Funds Series II           Funds Series II
                                                      Sub-Account            Sub-Account               Sub-Account
                                                ----------------------   ---------------------   ----------------------
                                                       AIM V. I.                                        AIM V. I.
                                                Government Securities II AIM V. I. High Yield II International Growth II
                                                ----------------------   ---------------------   ----------------------
                                                   2008         2007        2008        2007        2008        2007
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   43,806   $   23,195  $  40,293    $ 35,712   $  (12,691) $  (21,922)
Net realized gains (losses)....................      4,017      (11,249)   (34,426)      5,982      113,892     118,707
Change in unrealized gains (losses)............    154,448       36,865   (167,357)    (44,647)    (681,650)    106,549
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 operations....................................    202,271       48,811   (161,490)     (2,953)    (580,449)    203,334
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................        600        1,615    104,033       8,900        1,768       7,335
Benefit payments...............................    (47,772)     (99,124)  (103,410)         --           --          --
Payments on termination........................   (140,949)     (88,022)   (27,973)    (28,799)     (42,467)   (139,579)
Contract maintenance charge....................         --           --         --          --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  1,332,245     (136,653)   (90,402)    (57,850)    (296,094)    (27,808)
Adjustment to net assets allocated to contract
 in payout period..............................         --           --         --          --           --          --
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions.........................  1,144,124     (322,184)  (117,752)    (77,749)    (336,793)   (160,052)
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  1,346,395     (273,373)  (279,242)    (80,702)    (917,242)     43,282
NET ASSETS AT BEGINNING OF
 PERIOD........................................  1,089,092    1,362,465    651,345     732,047    1,636,148   1,592,866
                                                ----------   ----------  ---------    --------   ----------  ----------
NET ASSETS AT END OF PERIOD.................... $2,435,487   $1,089,092  $ 372,103    $651,345   $  718,906  $1,636,148
                                                ==========   ==========  =========    ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     95,391      124,477     46,539      52,082       78,304      85,855
       Units issued............................    127,255       13,859      8,669       3,754        2,283       6,719
       Units redeemed..........................    (27,547)     (42,945)   (18,867)     (9,297)     (21,825)    (14,270)
                                                ----------   ----------  ---------    --------   ----------  ----------
    Units outstanding at end of period.........    195,099       95,391     36,341      46,539       58,762      78,304
                                                ==========   ==========  =========    ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                              Funds Series II         Funds Series II          Funds Series II
                                                Sub-Account             Sub-Account              Sub-Account
                                          ----------------------  -----------------------  ----------------------
                                                 AIM V. I.               AIM V. I.                AIM V. I.
                                            Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                          ----------------------  -----------------------  ----------------------
                                             2008        2007         2008        2007        2008        2007
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,854) $  (16,384) $   (23,424) $ (118,164) $    6,735  $   58,109
Net realized gains (losses)..............      9,123      14,850      613,597     216,597          --          --
Change in unrealized gains (losses)......   (400,710)    135,198   (2,323,511)    417,721          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   (404,441)    133,664   (1,733,338)    516,154       6,735      58,109
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       24,574      26,254          54          --
Benefit payments.........................     (5,916)    (16,361)     (78,692)   (101,442)    (70,790)    (28,252)
Payments on termination..................    (71,888)    (65,264)    (935,397)   (526,649)   (333,839)   (401,325)
Contract maintenance charge..............         --          --      (13,475)    (15,583)         --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     14,568       7,012     (193,829)   (149,596)     91,137     579,779
Adjustment to net assets allocated to
 contract in payout period...............         --          --           --          --          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (63,236)    (74,613)  (1,196,819)   (767,016)   (313,438)    150,202
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (467,677)     59,051   (2,930,157)   (250,862)   (306,703)    208,311
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,106,307   1,047,256    6,739,231   6,990,093   2,351,768   2,143,457
                                          ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $  638,630  $1,106,307  $ 3,809,074  $6,739,231  $2,045,065  $2,351,768
                                          ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     87,996      94,569      488,368     545,360     228,198     213,379
       Units issued......................      9,402       2,697       23,540      28,375      27,467      72,102
       Units redeemed....................    (13,612)     (9,270)    (119,738)    (85,367)    (57,986)    (57,283)
                                          ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     83,786      87,996      392,170     488,368     197,679     228,198
                                          ==========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                  Alliance
                                           AIM Variable Insurance AIM Variable Insurance     Bernstein Variable
                                             Funds Series II        Funds Series II          Product Series Fund
                                               Sub-Account            Sub-Account                Sub-Account
                                           ---------------------  ---------------------  --------------------------
                                                AIM V. I.              AIM V. I.                  Alliance
                                              Technology II           Utilities II          Bernstein VPS Growth
                                           ---------------------  ---------------------  --------------------------
                                             2008        2007        2008       2007         2008          2007
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,224)   $ (2,117)  $   7,881   $  1,728   $   (646,423) $   (976,582)
Net realized gains (losses)...............   (1,658)      7,005     106,463    120,011        179,734     2,599,533
Change in unrealized gains (losses).......  (43,739)      2,529    (421,041)    32,958    (20,707,289)    4,387,924
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (46,621)      7,417    (306,697)   154,697    (21,173,978)    6,010,875
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      138         679      59,013        970         68,559       219,538
Benefit payments..........................       --          --     (58,721)   (41,507)      (702,491)     (998,608)
Payments on termination...................   (6,994)     (5,193)    (34,414)   (76,692)    (6,470,584)   (8,030,624)
Contract maintenance charge...............       --          --          --         --       (100,518)     (121,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (22,653)     (7,205)    (58,644)    61,320     (3,099,047)   (1,279,581)
Adjustment to net assets allocated to
 contract in payout period................       --          --          --         --             --            --
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (29,509)    (11,719)    (92,766)   (55,909)   (10,304,081)  (10,210,298)
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (76,130)     (4,302)   (399,463)    98,788    (31,478,059)   (4,199,423)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  119,112     123,414     971,474    872,686     55,665,096    59,864,519
                                            --------   --------   ---------   --------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 42,982    $119,112   $ 572,011   $971,474   $ 24,187,037  $ 55,665,096
                                            ========   ========   =========   ========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    9,382      10,283      47,502     50,485      5,068,225     6,256,329
       Units issued.......................      345       1,279       5,548     11,964        301,736       621,550
       Units redeemed.....................   (3,513)     (2,180)    (11,025)   (14,947)    (1,504,053)   (1,809,654)
                                            --------   --------   ---------   --------   ------------  ------------
    Units outstanding at end of period....    6,214       9,382      42,025     47,502      3,865,908     5,068,225
                                            ========   ========   =========   ========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Alliance                    Alliance                   Alliance
                                     Bernstein Variable          Bernstein Variable         Bernstein Variable
                                     Product Series Fund        Product Series Fund        Product Series Fund
                                         Sub-Account                Sub-Account                Sub-Account
                                 --------------------------  -------------------------  -------------------------
                                   Alliance Bernstein VPS      Alliance Bernstein VPS     Alliance Bernstein VPS
                                       Growth & Income          International Value          Large Cap Growth
                                 --------------------------  -------------------------  -------------------------
                                     2008          2007          2008          2007         2008          2007
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    180,350  $   (849,086) $   (237,374) $  (276,531) $   (475,415) $  (690,055)
Net realized gains (losses).....   16,626,507    19,748,162       944,465    3,118,766       (72,245)   1,631,401
Change in unrealized gains
 (losses).......................  (77,351,929)  (12,361,600)  (22,997,660)  (1,207,938)  (13,611,973)   3,711,972
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from operations.........  (60,545,072)    6,537,476   (22,290,569)   1,634,297   (14,159,633)   4,653,318
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      374,644       263,140        81,364      697,754       460,152       39,260
Benefit payments................   (2,442,835)   (3,812,816)     (893,213)    (677,146)   (1,093,110)    (594,325)
Payments on termination.........  (21,713,105)  (33,707,044)   (2,346,674)  (2,555,023)   (4,558,790)  (8,262,819)
Contract maintenance
 charge.........................     (140,409)     (178,491)     (137,322)    (162,883)      (29,349)     (34,718)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (6,705,934)   (7,080,944)    3,221,779    2,423,495      (464,474)    (641,258)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --           --            --           --
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (30,627,639)  (44,516,155)      (74,066)    (273,803)   (5,685,571)  (9,493,860)
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (91,172,711)  (37,978,679)  (22,364,635)   1,360,494   (19,845,204)  (4,840,542)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  165,770,841   203,749,520    42,873,418   41,512,924    39,212,588   44,053,130
                                 ------------  ------------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 74,598,130  $165,770,841  $ 20,508,783  $42,873,418  $ 19,367,384  $39,212,588
                                 ============  ============  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   11,799,587    14,983,211     2,617,431    2,631,181     4,752,977    6,022,160
       Units issued.............      481,186       968,199       739,884      513,437       536,456      765,511
       Units redeemed...........   (3,182,711)   (4,151,823)     (631,681)    (527,187)   (1,365,097)  (2,034,694)
                                 ------------  ------------  ------------  -----------  ------------  -----------
    Units outstanding at end
     of period..................    9,098,062    11,799,587     2,725,634    2,617,431     3,924,336    4,752,977
                                 ============  ============  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Alliance                  Alliance                 Alliance
                                              Bernstein Variable        Bernstein Variable       Bernstein Variable
                                             Product Series Fund       Product Series Fund      Product Series Fund
                                                 Sub-Account               Sub-Account              Sub-Account
                                          -------------------------  -----------------------  -----------------------
                                            Alliance Bernstein VPS    Alliance Bernstein VPS          Alliance
                                             Small/Mid Cap Value          Utility Income        Bernstein VPS Value
                                          -------------------------  -----------------------  -----------------------
                                              2008          2007         2008        2007         2008        2007
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (415,555) $  (510,782) $    66,227  $   22,667  $    15,862  $  (20,934)
Net realized gains (losses)..............    2,750,162    4,742,220      616,964     290,459      (37,649)    244,215
Change in unrealized gains (losses)......  (15,783,343)  (3,979,819)  (3,657,462)    932,542   (1,449,111)   (456,240)
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (13,448,736)     251,619   (2,974,271)  1,245,668   (1,470,898)   (232,959)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       22,623      160,563       11,137     175,317        1,000      36,943
Benefit payments.........................     (275,658)    (794,128)     (30,259)   (192,060)     (20,128)    (29,729)
Payments on termination..................   (6,109,650)  (4,058,807)  (1,149,860)   (279,139)    (254,113)   (149,192)
Contract maintenance charge..............     (154,235)    (184,547)     (24,647)    (20,484)     (11,304)    (12,929)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,967,625)    (338,812)      93,273   1,216,984      (77,719)   (489,880)
Adjustment to net assets allocated to
 contract in payout period...............           --           --           --          --           --          --
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (9,484,545)  (5,215,731)  (1,100,356)    900,618     (362,264)   (644,787)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (22,933,281)  (4,964,112)  (4,074,627)  2,146,286   (1,833,162)   (877,746)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   44,404,325   49,368,437    8,265,132   6,118,846    3,746,707   4,624,453
                                          ------------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 21,471,044  $44,404,325  $ 4,190,505  $8,265,132  $ 1,913,545  $3,746,707
                                          ============  ===========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,375,213    2,636,231      518,987     460,431      311,265     362,312
       Units issued......................      122,754      209,766      103,795     204,381       32,497      49,395
       Units redeemed....................     (682,712)    (470,784)    (199,209)   (145,825)     (69,644)   (100,442)
                                          ------------  -----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    1,815,255    2,375,213      423,573     518,987      274,118     311,265
                                          ============  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               American          American           Dreyfus
                                                           Century Variable  Century Variable Socially Responsible
                                                           Portfolios, Inc   Portfolios, Inc   Growth Fund, Inc.
                                                             Sub-Account       Sub-Account        Sub-Account
                                                          -----------------  ---------------- ----------------------
                                                                                 American
                                                           American Century      Century        Dreyfus Socially
                                                             VP Balanced     VP International Responsible Growth Fund
                                                          -----------------  ---------------- ----------------------
                                                            2008     2007          2007          2008        2007
                                                          -------  --------  ----------------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $   239  $    474      $    (43)    $    (103)   $ (1,818)
Net realized gains (losses)..............................   1,309       979         1,556        12,460         927
Change in unrealized gains (losses)......................  (6,640)     (175)        2,988       (28,794)     13,631
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from operations........  (5,092)    1,278         4,501       (16,437)     12,740
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................      --        --            --            85          --
Benefit payments.........................................      --        --            --        (4,292)         --
Payments on termination..................................    (681)  (27,728)      (34,863)      (14,584)    (87,002)
Contract maintenance charge..............................      (7)       (8)           --           (52)        (52)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................     (22)       --            --      (103,293)         --
Adjustment to net assets allocated to contract in payout
 period..................................................      --        --            --            --          --
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from contract
 transactions............................................    (710)  (27,736)           --      (122,136)    (87,054)
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS........................  (5,802)  (26,458)      (30,362)     (138,573)    (74,314)
NET ASSETS AT BEGINNING OF PERIOD........................  23,707    50,165        30,362       158,575     232,889
                                                          -------  --------      --------      ---------   --------
NET ASSETS AT END OF PERIOD.............................. $17,905  $ 23,707      $     --     $  20,002    $158,575
                                                          =======  ========      ========      =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.............   1,507     3,281         1,864        17,438      26,023
       Units issued......................................      --        --            --         1,267       1,567
       Units redeemed....................................     (58)   (1,774)       (1,864)      (15,592)    (10,152)
                                                          -------  --------      --------      ---------   --------
    Units outstanding at end of period...................   1,449     1,507            --         3,113      17,438
                                                          =======  ========      ========      =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                              Dreyfus Variable       Dreyfus Variable
                                                   Dreyfus Stock Index Fund    Investment Fund        Investment Fund
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------   --------------------  ----------------------
                                                                                                            VIF
                                                   Dreyfus Stock Index Fund  VIF Growth & Income       Money Market
                                                   ----------------------   --------------------  ----------------------
                                                      2008         2007        2008       2007        2008        2007
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    5,052   $    3,356  $  (1,151) $  (1,749) $     8,450  $  26,030
Net realized gains (losses).......................     58,543       75,530     20,819     35,475           --         --
Change in unrealized gains (losses)...............   (448,429)     (24,083)  (104,057)   (14,784)          --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from
 operations.......................................   (384,834)      54,803    (84,389)    18,942        8,450     26,030
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,000       10,000         --         --           --         --
Benefit payments..................................    (61,577)     (18,759)        --    (37,203)     (88,076)  (283,011)
Payments on termination...........................   (147,293)    (245,568)   (22,994)   (70,626)  (1,672,397)  (409,299)
Contract maintenance charge.......................       (533)        (626)      (139)      (164)        (419)      (315)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (135,991)      (3,733)     4,168     (5,592)   2,716,525    636,399
Adjustment to net assets allocated to contract in
 payout period....................................         --           --         --         --           --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (340,394)    (258,686)   (18,965)  (113,585)     955,633    (56,226)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (725,228)    (203,883)  (103,354)   (94,643)     964,083    (30,196)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  1,290,547    1,494,430    223,282    317,925      773,155    803,351
                                                   ----------   ----------  ---------  ---------  -----------  ---------
NET ASSETS AT END OF PERIOD....................... $  565,319   $1,290,547  $ 119,928  $ 223,282  $ 1,737,238  $ 773,155
                                                   ==========   ==========  =========  =========  ===========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    104,229      125,849     17,238     27,070       70,655     75,375
       Units issued...............................      7,063        3,260        623      4,584      357,426     79,711
       Units redeemed.............................    (38,453)     (24,880)    (1,947)   (14,416)    (271,878)   (84,431)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
    Units outstanding at end of period............     72,839      104,229     15,914     17,238      156,203     70,655
                                                   ==========   ==========  =========  =========  ===========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                     Dreyfus Variable
                                                     Investment Fund  DWS Variable Series I  DWS Variable Series I
                                                       Sub-Account        Sub-Account             Sub-Account
                                                     ---------------- -------------------   ----------------------
                                                           VIF
                                                      Small Company                                   DWS
                                                          Stock          DWS Bond VIP A      Capital Growth VIP A
                                                     ---------------- -------------------   ----------------------
                                                        2007 (ak)        2008       2007       2008        2007
                                                     ---------------- ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (417)    $  32,465   $ 29,581  $    5,035  $   (1,713)
Net realized gains (losses).........................       26,102       (14,236)     3,716       7,615      51,548
Change in unrealized gains (losses).................      (18,820)     (126,016)       874    (563,985)    132,100
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from operations...        6,865      (107,787)    34,171    (551,335)    181,935
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................           --            30      3,060       7,525      11,860
Benefit payments....................................       (2,915)       20,538     (2,697)      3,900     (26,633)
Payments on termination.............................           --       (36,660)   (96,311)    (85,091)   (305,648)
Contract maintenance charge.........................          (16)           --         --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (87,703)     (223,170)    51,505     (36,273)     52,901
Adjustment to net assets allocated to contract in
 payout period......................................           --            --     27,657          --          --
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................      (90,634)     (239,262)   (16,786)   (109,939)   (267,520)
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................      (83,769)     (347,049)    17,385    (661,274)    (85,585)
NET ASSETS AT BEGINNING OF PERIOD...................       83,769       816,152    798,767   1,693,676   1,779,261
                                                         --------     ---------   --------  ----------  ----------
NET ASSETS AT END OF PERIOD.........................     $     --     $ 469,103   $816,152  $1,032,402  $1,693,676
                                                         ========     =========   ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........        4,992        56,326     57,022     132,978     156,225
       Units issued.................................           --          (171)    21,586      10,036      16,078
       Units redeemed...............................       (4,992)      (16,982)   (22,282)    (21,183)    (39,325)
                                                         --------     ---------   --------  ----------  ----------
    Units outstanding at end of period..............           --        39,173     56,326     121,831     132,978
                                                         ========     =========   ========  ==========  ==========

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    DWS Variable Series I     DWS Variable Series I   DWS Variable Series I
                                                         Sub-Account               Sub-Account            Sub-Account
                                                   -------------------------  ---------------------   -------------------
                                                             DWS                       DWS                    DWS
                                                   Global Opportunities VIP A Growth and Income VIP A International VIP A
                                                   -------------------------  ---------------------   -------------------
                                                       2008         2007         2008        2007        2008       2007
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (5,887)  $    8,260   $   6,937   $    7,513  $   5,241   $ 13,532
Net realized gains (losses).......................     222,625      240,853     124,282      169,810    123,240     56,769
Change in unrealized gains (losses)...............  (1,027,131)    (106,938)   (376,024)    (149,115)  (547,080)    30,202
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from
 operations.......................................    (810,393)     142,175    (244,805)      28,208   (418,599)   100,503
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       5,868        6,160          --        1,840      4,467      5,652
Benefit payments..................................      (6,697)     (69,474)         --     (123,972)     1,650    (21,798)
Payments on termination...........................     (78,963)    (163,170)     (4,657)    (349,281)   (32,193)   (78,817)
Contract maintenance charge.......................          --           --          --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (82,749)      13,384         836     (161,110)   (16,501)    56,320
Adjustment to net assets allocated to contract in
 payout period....................................          --           --          --           --         --         --
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................    (162,541)    (213,100)     (3,821)    (632,523)   (42,577)   (38,643)
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS...........................................    (972,934)     (70,925)   (248,626)    (604,315)  (461,176)    61,860
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   1,728,047    1,798,972     635,199    1,239,514    876,571    814,711
                                                   -----------   ----------   ---------   ----------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $   755,113   $1,728,047   $ 386,573   $  635,199  $ 415,395   $876,571
                                                   ===========   ==========   =========   ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......      61,759       69,784      55,856      109,669     52,933     55,970
       Units issued...............................         441        5,864         347       40,775      6,623      9,477
       Units redeemed.............................      (7,855)     (13,889)       (698)     (94,588)   (10,753)   (12,514)
                                                   -----------   ----------   ---------   ----------  ---------   --------
    Units outstanding at end of period............      54,345       61,759      55,505       55,856     48,803     52,933
                                                   ===========   ==========   =========   ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   DWS Variable Series II  DWS Variable Series II  DWS Variable Series II
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------  ----------------------  --------------------
                                                                                     DWS               DWS Small Cap
                                                    DWS Balanced VIP A II   Money Market VIP A II     Growth VIP A II
                                                   ----------------------  ----------------------  --------------------
                                                      2008        2007        2008        2007        2008        2007
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   56,865  $   51,728  $   19,116  $   43,445  $  (2,937)  $  (3,703)
Net realized gains (losses).......................    (21,854)     31,336          --          --    (12,875)     34,484
Change in unrealized gains (losses)...............   (592,176)        670          --          --   (245,822)       (797)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations.......................................   (557,165)     83,734      19,116      43,445   (261,634)     29,984
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        250       3,829      35,020       1,230        540       2,044
Benefit payments..................................     31,177     (45,437)         --     (20,302)        --     (14,268)
Payments on termination...........................   (137,589)   (173,250)    (26,902)    (85,010)   (21,756)    (27,692)
Contract maintenance charge.......................         --          --          --          --         --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (36,099)     38,191    (124,884)     80,636     69,312    (101,293)
Adjustment to net assets allocated to contract in
 payout period....................................         --      54,015          --          --         --          --
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (142,261)   (122,652)   (116,766)    (23,446)    48,096    (141,209)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (699,426)    (38,918)    (97,650)     19,999   (213,538)   (111,225)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  2,051,214   2,090,132   1,032,898   1,012,899    464,528     575,753
                                                   ----------  ----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD....................... $1,351,788  $2,051,214  $  935,248  $1,032,898  $ 250,990   $ 464,528
                                                   ==========  ==========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    169,227     179,485      98,429     100,633     36,335      47,472
       Units issued...............................      4,278      11,719      15,175      22,785      6,215       4,021
       Units redeemed.............................    (18,933)    (21,977)    (26,155)    (24,989)    (3,401)    (15,158)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period............    154,572     169,227      87,449      98,429     39,149      36,335
                                                   ==========  ==========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Federated             Fidelity Variable         Fidelity Variable
                                              Insurance Series       Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  Federated
                                             Prime Money Fund II         VIP Contrafund           VIP Equity-Income
                                          ------------------------  ------------------------  ------------------------
                                              2008      2007 (aq)       2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   104,769  $   332,110  $   (45,058) $   (70,575) $    12,778  $     5,778
Net realized gains (losses)..............          --           --     (153,139)   4,562,506     (151,399)     479,378
Change in unrealized gains (losses)......          --           --   (5,299,776)  (2,303,507)    (757,711)    (425,620)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     104,769      332,110   (5,497,973)   2,188,424     (896,332)      59,536
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,020        5,388       54,967      158,080        1,545        4,451
Benefit payments.........................    (433,484)    (474,415)    (185,062)    (251,079)     (84,487)     (56,105)
Payments on termination..................  (4,065,096)  (6,434,463)  (2,001,180)  (2,939,181)    (618,038)  (1,545,167)
Contract maintenance charge..............      (3,181)      (2,884)      (7,111)      (8,196)        (990)      (1,406)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,323,997   11,238,467     (204,123)    (369,366)    (224,077)     161,994
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,173,744)   4,332,093   (2,342,509)  (3,409,742)    (926,047)  (1,436,233)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,068,975)   4,664,203   (7,840,482)  (1,221,318)  (1,822,379)  (1,376,697)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,660,654    5,996,451   14,275,262   15,496,580    2,781,889    4,158,586
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,591,679  $10,660,654  $ 6,434,780  $14,275,262  $   959,510  $ 2,781,889
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     893,573      528,214      793,131      987,680      178,711      267,003
       Units issued......................     289,533    1,450,817       70,280       85,208        3,440       23,114
       Units redeemed....................    (555,341)  (1,085,458)    (233,638)    (279,757)     (73,398)    (111,406)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     627,765      893,573      629,773      793,131      108,753      178,711
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity Variable        Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account              Sub-Account               Sub-Account
                                          ------------------------  -----------------------  ------------------------
                                                 VIP Growth             VIP High Income            VIP Index 500
                                          ------------------------  -----------------------  ------------------------
                                              2008         2007         2008        2007         2008         2007
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,534) $   (36,105) $   117,869  $  179,475  $    44,485  $   245,100
Net realized gains (losses)..............     (82,559)     (61,821)    (161,233)    (47,534)     138,927      525,323
Change in unrealized gains (losses)......  (3,143,691)   1,767,373     (458,096)    (90,520)  (3,403,803)    (313,777)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,258,784)   1,669,447     (501,460)     41,421   (3,220,391)     456,646
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      62,164       72,031        9,796       7,855       34,380       80,723
Benefit payments.........................     (13,703)    (119,968)     (90,714)    (38,332)    (166,449)     (91,105)
Payments on termination..................    (863,456)  (1,662,525)    (451,976)   (696,235)  (1,423,014)  (2,036,450)
Contract maintenance charge..............      (5,762)      (6,592)      (1,082)     (1,188)      (5,588)      (6,607)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (114,513)    (156,534)    (268,751)      4,393     (423,578)    (234,419)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --          --           --           --
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (935,270)  (1,873,588)    (802,727)   (723,507)  (1,984,249)  (2,287,858)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,194,054)    (204,141)  (1,304,187)   (682,086)  (5,204,640)  (1,831,212)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,457,674    7,661,815    2,566,776   3,248,862    9,911,994   11,743,206
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 3,263,620  $ 7,457,674  $ 1,262,589  $2,566,776  $ 4,707,354  $ 9,911,994
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     642,675      827,254      233,449     298,090      903,650    1,119,875
       Units issued......................      58,898       49,449        9,450      47,265       44,385       56,388
       Units redeemed....................    (161,191)    (234,028)     (86,753)   (111,906)    (258,213)    (272,613)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     540,382      642,675      156,146     233,449      689,822      903,650
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         Fidelity
                                                                                                    Variable Insurance
                                                      Fidelity Variable       Fidelity Variable       Products Fund
                                                   Insurance Products Fund Insurance Products Fund  (Service Class 2)
                                                         Sub-Account             Sub-Account           Sub-Account
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP Asset
                                                             VIP                                         Manager
                                                    Investment Grade Bond        VIP Overseas       (Service Class 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2008        2007         2008        2007       2008      2007
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   95,914  $  119,509  $    22,850  $   72,590  $    150  $ 1,487
Net realized gains (losses).......................    (59,669)    (18,905)     318,740     535,679      (372)   1,323
Change in unrealized gains (losses)...............   (180,369)      8,349   (1,691,054)    (50,207)  (24,019)   7,341
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from
 operations.......................................   (144,124)    108,953   (1,349,464)    558,062   (24,241)  10,151
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     21,942      24,572       22,406      53,454        --       --
Benefit payments..................................    (96,058)   (102,230)     (28,887)    (59,607)       --       --
Payments on termination...........................   (634,510)   (662,173)    (848,420)   (815,936)   (2,125)  (3,704)
Contract maintenance charge.......................     (1,853)     (1,877)      (1,891)     (2,196)       --       --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (5,323)     (4,164)       1,093     184,380      (140)  (3,349)
Adjustment to net assets allocated to contract in
 payout period....................................         --          --           --          --        --       --
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (715,802)   (745,872)    (855,699)   (639,905)   (2,265)  (7,053)
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (859,926)   (636,919)  (2,205,163)    (81,843)  (26,506)   3,098
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  3,459,520   4,096,439    3,642,273   3,724,116    66,265   63,167
                                                   ----------  ----------  -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $2,599,594  $3,459,520  $ 1,437,110  $3,642,273  $ 39,759  $66,265
                                                   ==========  ==========  ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    234,249     285,654      241,023     287,299     5,279    5,891
       Units issued...............................     50,649      18,159       26,578      54,881        13      779
       Units redeemed.............................   (100,603)    (69,564)     (96,063)   (101,157)     (279)  (1,391)
                                                   ----------  ----------  -----------  ----------  --------  -------
    Units outstanding at end of period............    184,295     234,249      171,538     241,023     5,013    5,279
                                                   ==========  ==========  ===========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Fidelity Variable         Fidelity Variable         Fidelity Variable
                                      Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                         (Service Class 2)         (Service Class 2)         (Service Class 2)
                                            Sub-Account               Sub-Account               Sub-Account
                                    --------------------------  -----------------------  --------------------------
                                          VIP Contrafund           VIP Equity-Income         VIP Freedom 2010
                                         (Service Class 2)         (Service Class 2)     Portfolio (Service Class 2)
                                    --------------------------  -----------------------  --------------------------
                                        2008          2007          2008        2007         2008          2007
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (737,851) $   (775,793) $     2,996  $     (565) $   146,131   $    57,228
Net realized gains (losses)........   (5,032,118)   27,448,484     (189,765)    414,305       (5,959)      243,641
Change in unrealized gains
 (losses)..........................  (43,134,239)  (13,302,237)    (981,386)   (408,301)  (2,842,962)           82
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from operations...................  (48,904,208)   13,370,454   (1,168,155)      5,439   (2,702,790)      300,951
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      681,072    10,846,481        2,400      14,100        3,280     1,767,931
Benefit payments...................   (1,805,209)   (1,200,668)     (29,142)    (19,027)     (15,037)   (1,230,901)
Payments on termination............   (7,635,393)   (4,999,544)    (644,049)   (386,400)    (558,007)     (203,095)
Contract maintenance charge........     (396,580)     (320,736)        (617)       (691)     (39,176)      (12,362)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   10,254,156    14,490,865     (605,862)    (17,362)   5,577,637     2,264,790
Adjustment to net assets allocated
 to contract in payout period......           --            --           --          --           --            --
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from contract transactions........    1,098,046    18,816,398   (1,277,270)   (409,380)   4,968,697     2,586,363
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (47,806,162)   32,186,852   (2,445,425)   (403,941)   2,265,907     2,887,314
NET ASSETS AT BEGINNING
 OF PERIOD.........................  110,026,520    77,839,668    3,575,085   3,979,026    6,320,399     3,433,085
                                    ------------  ------------  -----------  ----------  -----------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 62,220,358  $110,026,520  $ 1,129,660  $3,575,085  $ 8,586,306   $ 6,320,399
                                    ============  ============  ===========  ==========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,136,808     6,412,503      270,725     300,027      566,354       328,194
       Units issued................    2,321,633     3,043,502       50,809       8,543      867,640       509,639
       Units redeemed..............   (2,182,342)   (1,319,197)    (170,257)    (37,845)    (388,366)     (271,479)
                                    ------------  ------------  -----------  ----------  -----------   -----------
    Units outstanding at end of
     period........................    8,276,099     8,136,808      151,277     270,725    1,045,628       566,354
                                    ============  ============  ===========  ==========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity Variable        Fidelity Variable        Fidelity Variable
                                          Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                                Sub-Account              Sub-Account              Sub-Account
                                          -----------------------  -----------------------  ----------------------
                                                VIP Freedom              VIP Freedom              VIP Freedom
                                               2020 Portfolio           2030 Portfolio         Income Portfolio
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                          -----------------------  -----------------------  ----------------------
                                              2008        2007         2008        2007        2008        2007
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    63,798  $   55,772  $    15,635  $   16,588  $   44,672  $   50,434
Net realized gains (losses)..............    (178,783)    189,030       79,473      92,445     (55,623)     20,534
Change in unrealized gains (losses)......  (2,617,372)     23,400   (1,292,595)      4,074    (366,694)    (21,590)
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,732,357)    268,202   (1,197,487)    113,107    (377,645)     49,378
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      83,554   2,441,311       19,330     548,989      42,051     842,515
Benefit payments.........................     (48,212)         --      (16,215)         --    (199,982)         --
Payments on termination..................    (971,059)   (236,507)    (254,070)   (167,699)   (626,118)    (40,675)
Contract maintenance charge..............     (28,358)     (8,800)     (10,629)     (8,051)    (17,616)     (3,248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,528,245   2,062,625    1,219,699     593,417   1,859,328     526,571
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --          --          --          --
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   1,564,170   4,258,629      958,115     966,656   1,057,663   1,325,163
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,168,187)  4,526,831     (239,372)  1,079,763     680,018   1,374,541
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,601,645   2,074,814    2,226,232   1,146,469   1,935,869     561,328
                                          -----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,433,458  $6,601,645  $ 1,986,860  $2,226,232  $2,615,887  $1,935,869
                                          ===========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     581,385     197,695      193,831     109,200     179,300      54,190
       Units issued......................     468,685     416,520      140,336     110,344     253,252     160,994
       Units redeemed....................    (326,281)    (32,830)     (49,996)    (25,713)   (157,073)    (35,884)
                                          -----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     723,789     581,385      284,171     193,831     275,479     179,300
                                          ===========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                              Fidelity Variable      Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund Insurance Products Fund
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                                 Sub-Account            Sub-Account               Sub-Account
                                          ------------------------  ----------------------  ----------------------
                                             VIP Growth & Income         VIP Growth            VIP Growth Stock
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                          ------------------------  ----------------------  ----------------------
                                              2008         2007        2008        2007        2008        2007
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (86,507) $   (45,282) $  (6,668)   $ (8,009)  $  (25,441) $  (14,515)
Net realized gains (losses)..............     947,903      901,490      7,927      30,887     (144,355)    107,748
Change in unrealized gains (losses)......  (7,235,910)     588,757   (379,655)    133,071     (797,283)     81,342
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (6,374,514)   1,444,965   (378,396)    155,949     (967,079)    174,575
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      50,089      161,080        180         180       65,256     407,578
Benefit payments.........................    (182,708)    (178,993)   (12,836)         --      (11,838)         --
Payments on termination..................  (1,021,596)    (664,383)  (137,007)    (60,691)    (190,749)   (160,241)
Contract maintenance charge..............     (52,957)     (56,711)      (240)       (189)      (5,386)       (560)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,138,322        7,478    165,679     (27,636)     577,060     847,436
Adjustment to net assets allocated to
 contract in payout period...............          --           --         --          --           --          --
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................     (68,850)    (731,529)    15,776     (88,336)     434,343   1,094,213
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,443,364)     713,436   (362,620)     67,613     (532,736)  1,268,788
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,234,001   14,520,565    722,041     654,428    1,724,323     455,535
                                          -----------  -----------   ---------   --------   ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,790,637  $15,234,001  $ 359,421    $722,041   $1,191,587  $1,724,323
                                          ===========  ===========   =========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,126,062    1,180,371     66,294      74,947      146,855      46,722
       Units issued......................     253,403      180,930     61,058         307      102,036     147,673
       Units redeemed....................    (241,896)    (235,239)   (63,916)     (8,960)     (62,254)    (47,540)
                                          -----------  -----------   ---------   --------   ----------  ----------
    Units outstanding at end of
     period..............................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
                                          ===========  ===========   =========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                        Fidelity Variable     Fidelity Variable
                                           Fidelity Variable         Insurance Products Fund  Insurance Products Fund
                                        Insurance Products Fund         (Service Class 2)     (Service Class 2)
                                       (Service Class 2) Sub-Account       Sub-Account           Sub-Account
                                       ----------------------------  -----------------------  ----------------------
                                                                                                VIP Investment
                                            VIP High Income               VIP Index 500           Grade Bond
                                           (Service Class 2)            (Service Class 2)     (Service Class 2)
                                       ----------------------------  -----------------------  ----------------------
                                           2008           2007           2008        2007       2008         2007
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   577,189    $   748,093    $    45,971  $  120,003  $    482     $   542
Net realized gains (losses)...........    (432,614)        11,140       (119,386)    113,292      (855)       (178)
Change in unrealized gains
 (losses).............................  (2,600,104)      (669,266)    (3,322,645)   (148,329)     (211)        166
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from operations......................  (2,455,529)        89,967     (3,396,060)     84,966      (584)        530
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       6,019        152,363         40,955   2,892,596        --         264
Benefit payments......................    (263,427)      (265,711)       (58,082)   (113,879)   (5,805)         --
Payments on termination...............  (1,464,058)      (686,935)      (568,891)   (338,317)   (3,387)     (4,288)
Contract maintenance charge...........     (35,663)       (38,222)       (35,749)     (8,110)      (36)        (34)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (280,136)     1,010,881      1,011,473   2,621,682      (553)        163
Adjustment to net assets allocated
 to contract in payout period.........          --             --             --          --        --          --
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from contract transactions...........  (2,037,265)       172,376        389,706   5,053,972    (9,781)     (3,895)
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,492,794)       262,343     (3,006,354)  5,138,938   (10,365)     (3,365)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,263,572     11,001,229      9,065,635   3,926,697    17,862      21,227
                                        -----------    -----------   -----------  ----------   --------     -------
NET ASSETS AT END OF
 PERIOD............................... $ 6,770,778    $11,263,572    $ 6,059,281  $9,065,635  $  7,497     $17,862
                                        ===========    ===========   ===========  ==========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     963,641        949,547        804,594     358,116     1,479       1,802
       Units issued...................     137,527        266,457        256,902     761,959       304          36
       Units redeemed.................    (315,794)      (252,363)      (190,675)   (315,481)   (1,130)       (359)
                                        -----------    -----------   -----------  ----------   --------     -------
    Units outstanding at end of
     period...........................     785,374        963,641        870,821     804,594       653       1,479
                                        ===========    ===========   ===========  ==========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Fidelity Variable            Fidelity Variable       Fidelity Variable
                                        Insurance Products Fund      Insurance Products Fund   Insurance Products Fund
                                           (Service Class 2)            (Service Class 2)       (Service Class 2)
                                              Sub-Account                  Sub-Account             Sub-Account
                                       ---------------------------  -------------------------  ----------------------
                                                                         VIP Money Market          VIP Overseas
                                       VIP MidCap (Service Class 2)     (Service Class 2)       (Service Class 2)
                                       ---------------------------  -------------------------  ----------------------
                                           2008           2007          2008          2007        2008        2007
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (353,372)  $  (317,919)  $    140,400  $   270,964  $   2,276    $  2,414
Net realized gains (losses)...........    2,655,535     2,439,488             --           --      6,752      25,569
Change in unrealized gains
 (losses).............................  (14,348,074)    1,163,968             --           --   (128,206)     (7,119)
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from operations......................  (12,045,911)    3,285,537        140,400      270,964   (119,178)     20,864
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      155,837     3,154,921          4,156      175,890         --         176
Benefit payments......................     (736,031)     (201,929)      (175,341)     (56,005)        --      (4,069)
Payments on termination...............   (2,542,858)   (1,136,781)   (10,909,482)  (1,399,011)    (6,042)    (41,809)
Contract maintenance charge...........     (105,598)      (87,511)       (78,129)     (26,577)       (32)        (36)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     (390,921)    4,292,451     28,452,593     (424,864)    92,631      71,358
Adjustment to net assets allocated to
 contract in payout period............           --            --             --           --         --          --
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from contract transactions...........   (3,619,571)    6,021,151     17,293,797   (1,730,567)    86,557      25,620
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (15,665,482)    9,306,688     17,434,197   (1,459,603)   (32,621)     46,484
NET ASSETS AT BEGINNING
 OF PERIOD............................   32,122,086    22,815,398      9,647,596   11,107,199    181,526     135,042
                                       ------------   -----------   ------------  -----------   ---------   --------
NET ASSETS AT END OF
 PERIOD............................... $ 16,456,604   $32,122,086   $ 27,081,793  $ 9,647,596  $ 148,905    $181,526
                                       ============   ===========   ============  ===========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,415,359     1,846,410        914,917    1,088,024     11,471       9,286
       Units issued...................      453,601       988,363      3,246,143      758,285     10,606       6,135
       Units redeemed.................     (755,900)     (419,414)    (1,616,846)    (931,392)    (4,996)     (3,950)
                                       ------------   -----------   ------------  -----------   ---------   --------
    Units outstanding at end of
     period...........................    2,113,060     2,415,359      2,544,214      914,917     17,081      11,471
                                       ============   ===========   ============  ===========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Franklin                  Franklin                   Franklin
                                       Templeton Variable        Templeton Variable         Templeton Variable
                                    Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                    -----------------------  --------------------------  ------------------------
                                       Franklin Flex Cap         Franklin Growth and             Franklin
                                       Growth Securities          Income Securities       High Income Securities
                                    -----------------------  --------------------------  ------------------------
                                        2008        2007         2008          2007          2008         2007
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (74,065) $  (85,225) $  1,004,850  $    576,245  $   805,609  $   589,936
Net realized gains (losses)........      17,197     124,307     1,581,511     7,409,329     (345,760)      81,877
Change in unrealized gains
 (losses)..........................  (1,936,776)    598,529   (29,021,121)  (12,042,907)  (3,012,907)    (525,627)
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (1,993,644)    637,611   (26,434,760)   (4,057,333)  (2,553,058)     146,186
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      24,436     137,297       601,574     3,440,216       26,650       45,201
Benefit payments...................    (101,680)    (41,812)   (1,667,585)   (1,577,220)    (187,345)    (264,871)
Payments on termination............    (372,304)   (247,469)   (6,740,409)   (9,173,264)  (1,477,723)  (1,803,815)
Contract maintenance charge........     (24,275)    (22,133)     (252,091)     (296,766)     (30,833)     (35,815)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     521,191     357,722    (3,908,186)   (1,637,736)     (90,882)     109,447
Adjustment to net assets allocated
 to contract in payout period......          --          --            --            --           --           --
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........      47,368     183,605   (11,966,697)   (9,244,770)  (1,760,133)  (1,949,853)
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,946,276)    821,216   (38,401,457)  (13,302,103)  (4,313,191)  (1,803,667)
NET ASSETS AT BEGINNING
 OF PERIOD.........................   5,545,929   4,724,713    80,067,207    93,369,310   11,885,651   13,689,318
                                    -----------  ----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 3,599,653  $5,545,929  $ 41,665,750  $ 80,067,207  $ 7,572,460  $11,885,651
                                    ===========  ==========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     427,784     409,576     4,937,690     5,458,044    1,006,469    1,171,742
       Units issued................     124,804     120,247       509,201       777,566      139,039      145,190
       Units redeemed..............    (115,804)   (102,039)   (1,423,484)   (1,297,920)    (295,192)    (310,463)
                                    -----------  ----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     436,784     427,784     4,023,407     4,937,690      850,316    1,006,469
                                    ===========  ==========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                    Franklin                   Franklin
                                             Templeton Variable          Templeton Variable         Templeton Variable
                                          Insurance Products Trust    Insurance Products Trust   Insurance Products Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        ---------------------------  -------------------------  --------------------------
                                                  Franklin               Franklin Large Cap         Franklin Small Cap
                                             Income Securities           Growth Securities           Value Securities
                                        ---------------------------  -------------------------  --------------------------
                                             2008          2007          2008          2007         2008          2007
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   9,914,902  $  5,456,161  $   (181,719) $  (633,704) $   (232,863) $   (734,812)
Net realized gains (losses)............    (2,939,549)    6,079,551     2,265,015    1,777,993     3,403,472     8,389,622
Change in unrealized gains
 (losses)..............................   (94,024,615)   (6,238,385)  (29,065,414)   1,903,405   (22,391,996)  (10,022,446)
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (87,049,262)    5,297,327   (26,982,118)   3,047,694   (19,221,387)   (2,367,636)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................     2,010,590    36,764,101       378,522   11,796,249       336,660     3,352,586
Benefit payments.......................    (4,465,454)   (5,261,921)   (1,578,678)  (1,123,215)     (910,844)   (1,145,383)
Payments on termination................   (38,212,613)  (25,717,322)   (6,254,794)  (4,718,055)   (6,811,770)   (8,332,534)
Contract maintenance charge............      (849,356)     (723,469)     (262,327)    (230,791)     (185,146)     (216,051)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (10,228,653)   32,518,546       534,398    6,084,976    (3,633,308)   (3,722,013)
Adjustment to net assets allocated to
 contract in payout period.............            --            --            --           --            --            --
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (51,745,486)   37,579,935    (7,182,879)  11,809,164   (11,204,408)  (10,063,395)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (138,794,748)   42,877,262   (34,164,997)  14,856,858   (30,425,795)  (12,431,031)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   315,068,378   272,191,116    79,677,140   64,820,282    66,006,112    78,437,143
                                        -------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 176,273,630  $315,068,378  $ 45,512,143  $79,677,140  $ 35,580,317  $ 66,006,112
                                        =============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    23,606,779    20,822,219     6,664,268    5,670,480     3,301,606     3,842,070
       Units issued....................     3,336,625     7,663,319     1,132,907    2,272,093       415,755       571,479
       Units redeemed..................    (7,878,223)   (4,878,759)   (1,891,019)  (1,278,305)   (1,021,906)   (1,111,943)
                                        -------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    19,065,181    23,606,779     5,906,156    6,664,268     2,695,455     3,301,606
                                        =============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Franklin                 Franklin                   Franklin
                                          Templeton Variable       Templeton Variable         Templeton Variable
                                       Insurance Products Trust Insurance Products Trust   Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       -----------------------  ------------------------  -------------------------
                                        Franklin Small Mid-Cap          Franklin                    Mutual
                                          Growth Securities          U.S. Government         Discovery Securities
                                       -----------------------  ------------------------  -------------------------
                                           2008        2007         2008         2007         2008          2007
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (41,897) $  (60,702) $ 1,163,191  $   695,186  $    172,814  $   (57,757)
Net realized gains (losses)...........     405,709     549,000       54,119      (65,391)      646,586      807,810
Change in unrealized gains
 (losses).............................  (1,742,072)   (134,975)   1,022,427      479,939   (10,712,026)   1,448,544
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (1,378,260)    353,323    2,239,737    1,109,734    (9,892,626)   2,198,597
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,343      11,972      200,838    1,984,016       347,770    6,495,058
Benefit payments......................     (38,116)    (69,452)    (483,738)    (330,481)     (552,697)    (120,175)
Payments on termination...............    (363,387)   (489,573)  (4,433,766)  (2,017,711)   (2,466,769)  (1,527,083)
Contract maintenance charge...........      (8,527)    (10,765)    (148,319)     (65,636)     (123,712)     (79,144)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      44,488    (104,715)  21,643,020    3,813,260     2,340,403    7,551,818
Adjustment to net assets allocated
 to contract in payout period.........          --          --           --           --            --           --
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    (360,199)   (662,533)  16,778,035    3,383,448      (455,005)  12,320,474
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,738,459)   (309,210)  19,017,772    4,493,182   (10,347,631)  14,519,071
NET ASSETS AT BEGINNING
 OF PERIOD............................   3,480,132   3,789,342   25,035,198   20,542,016    32,765,563   18,246,492
                                       -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 1,741,673  $3,480,132  $44,052,970  $25,035,198  $ 22,417,932  $32,765,563
                                       ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     182,533     214,884    2,255,117    1,941,233     2,548,008    1,514,918
       Units issued...................      18,012      11,936    3,338,518      930,061       851,392    1,578,479
       Units redeemed.................     (42,287)    (44,287)  (1,834,589)    (616,177)     (915,786)    (545,389)
                                       -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     158,258     182,533    3,759,046    2,255,117     2,483,614    2,548,008
                                       ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                    Franklin                    Franklin
                                         Templeton Variable          Templeton Variable          Templeton Variable
                                      Insurance Products Trust    Insurance Products Trust    Insurance Products Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    ---------------------------  -------------------------  ---------------------------
                                                                    Templeton Developing             Templeton
                                      Mutual Shares Securities       Markets Securities          Foreign Securities
                                    ---------------------------  -------------------------  ---------------------------
                                         2008          2007          2008          2007          2008          2007
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   2,160,602  $   (428,065) $    379,147  $   297,883  $   1,391,747  $    786,800
Net realized gains (losses)........     3,372,009    14,794,309     6,758,313    6,586,677     15,925,875    17,958,580
Change in unrealized gains
 (losses)..........................   (81,144,632)  (10,363,947)  (31,906,724)   3,407,689   (107,344,430)   10,316,664
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from operations...................   (75,612,021)    4,002,297   (24,769,264)  10,292,249    (90,026,808)   29,062,044
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     1,193,164    14,623,337       382,065    3,593,280      1,029,872    21,377,720
Benefit payments...................    (2,904,798)   (3,040,098)     (463,099)    (422,241)    (2,527,447)   (3,025,981)
Payments on termination............   (23,260,679)  (21,818,339)   (4,074,804)  (3,157,218)   (25,871,416)  (19,934,693)
Contract maintenance charge........      (573,428)     (608,651)     (140,848)    (138,253)      (649,083)     (605,770)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (12,915,466)   10,735,319    (1,815,459)     772,740     (6,955,381)    6,173,189
Adjustment to net assets allocated
 to contract in payout period......            --            --            --           --             --            --
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from contract transactions........   (38,461,207)     (108,432)   (6,112,145)     648,308    (34,973,455)    3,984,465
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (114,073,228)    3,893,865   (30,881,409)  10,940,557   (125,000,263)   33,046,509
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   223,677,810   219,783,945    50,314,384   39,373,827    240,017,725   206,971,216
                                    -------------  ------------  ------------  -----------  -------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 109,604,582  $223,677,810  $ 19,432,975  $50,314,384  $ 115,017,462  $240,017,725
                                    =============  ============  ============  ===========  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    13,307,223    13,385,986     1,212,686    1,202,117     11,823,812    11,792,955
       Units issued................     1,386,120     3,142,806       283,094      327,671      1,646,972     2,720,556
       Units redeemed..............    (4,184,923)   (3,221,569)     (490,216)    (317,102)    (3,888,281)   (2,689,699)
                                    -------------  ------------  ------------  -----------  -------------  ------------
    Units outstanding at end of
     period........................    10,508,420    13,307,223     1,005,564    1,212,686      9,582,503    11,823,812
                                    =============  ============  ============  ===========  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Franklin                  Franklin             Goldman Sachs
                                                  Templeton Variable        Templeton Variable          Variable
                                                Insurance Products Trust Insurance Products Trust    Insurance Trust
                                                      Sub-Account               Sub-Account            Sub-Account
                                                ----------------------   ------------------------  ------------------
                                                       Templeton                 Templeton
                                                Global Income Securities     Growth Securities     VIT Capital Growth
                                                ----------------------   ------------------------  ------------------
                                                   2008         2007         2008         2007       2008      2007
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   75,474   $   47,816  $     8,398  $    (3,142) $   (422) $   (675)
Net realized gains (losses)....................    187,948       95,809      106,594      752,047       (38)    1,001
Change in unrealized gains (losses)............   (138,186)     183,680   (1,396,365)    (675,336)  (15,510)    3,973
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations....................................    125,236      327,305   (1,281,373)      73,569   (15,970)    4,299
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      8,180       20,755        3,180       33,915        --        --
Benefit payments...............................    (71,219)     (90,727)     (16,298)     (52,734)       --        --
Payments on termination........................   (696,002)    (530,639)    (821,010)  (1,421,818)       --   (29,179)
Contract maintenance charge....................     (7,915)      (7,733)        (844)      (1,114)      (29)      (35)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (78,123)     267,988     (245,695)    (295,024)   (2,599)    2,833
Adjustment to net assets allocated to contract
 in payout period..............................         --           --           --           --        --        --
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 contract transactions.........................   (845,079)    (340,356)  (1,080,667)  (1,736,775)   (2,628)  (26,381)
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS........................................   (719,843)     (13,051)  (2,362,040)  (1,663,206)  (18,598)  (22,082)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  3,586,965    3,600,016    3,731,455    5,394,661    39,620    61,702
                                                ----------   ----------  -----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD.................... $2,867,122   $3,586,965  $ 1,369,415  $ 3,731,455  $ 21,022  $ 39,620
                                                ==========   ==========  ===========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................    198,932      219,247      190,433      287,744     4,093     6,677
       Units issued............................     50,535       32,410        3,222       29,360        --       232
       Units redeemed..........................    (97,779)     (52,725)     (71,591)    (126,671)     (334)   (2,816)
                                                ----------   ----------  -----------  -----------  --------  --------
    Units outstanding at end of period.........    151,688      198,932      122,064      190,433     3,759     4,093
                                                ==========   ==========  ===========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                       Goldman Sachs
                                                  Goldman Sachs Variable    Goldman Sachs Variable       Variable
                                                      Insurance Trust           Insurance Trust       Insurance Trust
                                                        Sub-Account               Sub-Account           Sub-Account
                                                 ------------------------  ------------------------  -------------------
                                                                                                       VIT Strategic
                                                   VIT Growth and Income       VIT Mid Cap Value     International Equity
                                                 ------------------------  ------------------------  -------------------
                                                     2008         2007         2008         2007       2008       2007
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $     8,046  $    13,083  $   (47,861) $   (94,609) $    59    $    26
Net realized gains (losses).....................    (573,314)   1,085,500     (571,702)   1,420,051      147      1,160
Change in unrealized gains (losses).............  (2,479,967)  (1,153,033)  (2,329,918)  (1,125,498)  (2,842)      (720)
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (3,045,235)     (54,450)  (2,949,481)     199,944   (2,636)       466
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      37,854      111,920          515       10,170       --         --
Benefit payments................................    (155,502)    (117,767)     (27,028)    (234,265)      --         --
Payments on termination.........................    (686,446)    (463,070)    (736,841)    (683,690)  (1,395)    (1,395)
Contract maintenance charge.....................     (32,137)     (35,687)     (29,774)     (35,403)      --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (785,942)   1,264,312     (840,196)    (517,242)       1          1
Adjustment to net assets allocated to contract
 in payout period...............................          --           --           --           --       --         --
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,622,173)     759,708   (1,633,324)  (1,460,430)  (1,394)    (1,394)
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (4,667,408)     705,258   (4,582,805)  (1,260,486)  (4,030)      (928)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   9,742,508    9,037,250    8,994,631   10,255,117    6,486      7,414
                                                 -----------  -----------  -----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 5,075,100  $ 9,742,508  $ 4,411,826  $ 8,994,631  $ 2,456    $ 6,486
                                                 ===========  ===========  ===========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     779,280      712,484      684,851      788,522      397        479
       Units issued.............................      78,376      200,565       11,726       27,651       (4)        --
       Units redeemed...........................    (234,825)    (133,769)    (157,252)    (131,322)    (115)       (82)
                                                 -----------  -----------  -----------  -----------   -------   -------
    Units outstanding at end of period..........     622,831      779,280      539,325      684,851      278        397
                                                 ===========  ===========  ===========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Goldman Sachs Variable    Goldman Sachs Variable
                                               Insurance Trust           Insurance Trust      Janus Aspen Series
                                                 Sub-Account               Sub-Account           Sub-Account
                                          ------------------------  ------------------------  -----------------
                                               VIT Structured            VIT Structured
                                              Small Cap Equity          U.S. Equity Fund       Forty Portfolio
                                          ------------------------  ------------------------  -----------------
                                              2008         2007         2008         2007       2008      2007
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (158,153) $  (284,774) $   (15,549) $   (87,660) $   (270) $  (296)
Net realized gains (losses)..............  (2,246,335)   1,973,793     (574,462)   1,243,676       236    3,517
Change in unrealized gains (losses)......  (3,528,223)  (5,844,495)  (4,454,161)  (1,608,240)  (10,286)   4,598
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 operations..............................  (5,932,711)  (4,155,476)  (5,044,172)    (452,224)  (10,320)   7,820
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          90      141,049       28,053      159,398        --      176
Benefit payments.........................    (407,841)    (314,978)    (192,719)    (196,566)       --       --
Payments on termination..................  (1,499,473)  (1,038,386)    (819,670)    (655,138)     (465)  (6,662)
Contract maintenance charge..............     (62,519)     (74,545)     (46,985)     (50,974)      (36)     (36)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,117,615)   1,189,685     (104,532)   1,415,408        89     (434)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --        --       --
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 contract transactions...................  (3,087,358)     (97,175)  (1,135,853)     672,128      (412)  (6,956)
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,020,069)  (4,252,651)  (6,180,025)     219,904   (10,732)     864
NET ASSETS AT BEGINNING OF
 PERIOD..................................  19,318,999   23,571,650   14,181,637   13,961,733    23,167   22,303
                                          -----------  -----------  -----------  -----------  --------  -------
NET ASSETS AT END OF PERIOD.............. $10,298,930  $19,318,999  $ 8,001,612  $14,181,637  $ 12,435  $23,167
                                          ===========  ===========  ===========  ===========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,876,718    1,871,412    1,181,736    1,117,308     1,260    1,637
       Units issued......................     154,555      205,211      154,005      167,366        60       12
       Units redeemed....................    (494,214)    (199,905)    (267,448)    (102,938)      (91)    (389)
                                          -----------  -----------  -----------  -----------  --------  -------
    Units outstanding at end of period...   1,537,059    1,876,718    1,068,293    1,181,736     1,229    1,260
                                          ===========  ===========  ===========  ===========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           Janus Aspen Series   Janus Aspen Series Lazard Retirement
                                                            (Service Shares)     (Service Shares)     Series, Inc.
                                                               Sub-Account         Sub-Account        Sub-Account
                                                          --------------------  ------------------ -----------------
                                                                                  International
                                                              Foreign Stock           Growth
                                                            (Service Shares)     (Service Shares)   Emerging Markets
                                                          --------------------  ------------------ -----------------
                                                          2008 (j)(al)   2007      2008 (k)(al)      2008      2007
                                                          ------------ -------  ------------------ --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................   $  1,363   $   (60)      $     75      $   (174) $  (138)
Net realized gains (losses)..............................     16,956     1,459          6,199         6,905    8,378
Change in unrealized gains (losses)......................    (21,539)    6,282        (33,557)      (10,004)  (1,883)
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from operations........     (3,220)    7,681        (27,283)       (3,273)   6,357
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................         --        --             --            --      132
Benefit payments.........................................         --        --             --       (17,369)      --
Payments on termination..................................         --        --             --            --       --
Contract maintenance charge..............................         --        --             --            (3)     (22)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................    (51,084)       (1)        51,084           183   (9,201)
Adjustment to net assets allocated to contract in payout
 period..................................................         --        --             --            --       --
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from contract
 transactions............................................    (51,084)       (1)        51,084       (17,189)  (9,091)
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS........................    (54,304)    7,680         23,801       (20,462)  (2,734)
NET ASSETS AT BEGINNING OF PERIOD........................     54,304    46,624             --        21,197   23,931
                                                            --------   -------       --------      --------  -------
NET ASSETS AT END OF PERIOD..............................   $     --   $54,304       $ 23,801      $    735  $21,197
                                                            ========   =======       ========      ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      2,452     2,452             --           400      593
       Units issued......................................         --        --          2,452             7        3
       Units redeemed....................................     (2,452)       --             --          (380)    (196)
                                                            --------   -------       --------      --------  -------
    Units outstanding at end of period...................         --     2,452          2,452            27      400
                                                            ========   =======       ========      ========  =======

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Legg Mason                                     Legg Mason
                                                     Variable Income         Legg Mason            Partners Variable
                                                          Trust        Variable Income Trust       Portfolios I, Inc
                                                       Sub-Account          Sub-Account               Sub-Account
                                                   ------------------- --------------------------  --------------------
                                                   Legg Mason Variable  Legg Mason Variable        Legg Mason Variable
                                                   All Cap Portfolio I Fundamental Value Portfolio Investors Portfolio I
                                                   ------------------- --------------------------  --------------------
                                                      2007 (ak)(am)      2008      2007 (am)(an)     2008       2007
                                                   -------------------  -------    -------------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $   (14)      $   (54)       $   17       $   (79)   $   (25)
Net realized gains (losses).......................         2,302        (1,462)          378           548        307
Change in unrealized gains (losses)...............        (1,911)          256          (805)       (2,273)       (65)
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from operations.           377        (1,260)         (410)       (1,804)       217
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................           222            --            42            --        308
Benefit payments..................................            --        (5,832)           --        (7,451)        --
Payments on termination...........................            --            --            --            --         --
Contract maintenance charge.......................            (2)           (2)           --            (2)        (2)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        (8,079)            6         8,181           (27)        88
Adjustment to net assets allocated to contract in
 payout period....................................            --            --            --            --         --
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from contract
 transactions.....................................        (7,859)       (5,828)        8,223        (7,480)       394
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS.................        (7,482)       (7,088)        7,813        (9,284)       611
NET ASSETS AT BEGINNING OF PERIOD.................         7,482         7,813            --        10,104      9,493
                                                         -------        -------       ------        -------    -------
NET ASSETS AT END OF PERIOD.......................       $    --       $   725        $7,813       $   820    $10,104
                                                         =======        =======       ======        =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......           522           823            --           739        710
       Units issued...............................            15             1           823            --         29
       Units redeemed.............................          (537)         (702)           --          (644)        --
                                                         -------        -------       ------        -------    -------
    Units outstanding at end of period............            --           122           823            95        739
                                                         =======        =======       ======        =======    =======

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Lord Abbett Series Fund   Lord Abbett Series Fund    Lord Abbett Series Fund
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                  All Value               Bond-Debenture           Growth and Income
                                          ------------------------  -------------------------  -------------------------
                                              2008         2007         2008          2007         2008          2007
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,208) $  (179,380) $  1,685,248  $ 1,930,583  $    (82,265) $  (145,347)
Net realized gains (losses)..............     (10,789)     987,631    (1,274,952)     237,322    (2,602,501)   3,957,643
Change in unrealized gains (losses)......  (4,042,712)     (48,028)   (7,763,417)    (490,966)  (14,090,240)  (3,004,609)
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (4,195,709)     760,223    (7,353,121)   1,676,939   (16,775,006)     807,687
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      15,598    1,170,345       250,359    6,377,311        93,563    5,688,392
Benefit payments.........................    (216,662)    (152,281)     (925,095)    (578,215)     (846,022)  (1,138,429)
Payments on termination..................  (1,077,212)  (1,034,986)   (3,800,017)  (2,518,942)   (4,497,592)  (2,650,348)
Contract maintenance charge..............     (36,736)     (36,088)     (148,995)    (113,137)     (148,346)    (139,396)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (527,731)     (61,280)   (1,561,802)   2,791,571    (3,770,570)   4,818,061
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --            --           --
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,842,743)    (114,290)   (6,185,550)   5,958,588    (9,168,967)   6,578,280
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,038,452)     645,933   (13,538,671)   7,635,527   (25,943,973)   7,385,967
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,379,877   14,733,944    41,844,986   34,209,459    50,506,009   43,120,042
                                          -----------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,341,425  $15,379,877  $ 28,306,315  $41,844,986  $ 24,562,036  $50,506,009
                                          ===========  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,131,777    1,138,401     3,599,110    3,076,508     3,878,633    3,372,287
       Units issued......................     156,482      238,572       713,820    1,284,971       459,316    1,228,738
       Units redeemed....................    (308,778)    (245,196)   (1,313,170)    (762,369)   (1,324,920)    (722,392)
                                          -----------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     979,481    1,131,777     2,999,760    3,599,110     3,013,029    3,878,633
                                          ===========  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    MFS Variable
                                           Lord Abbett Series Fund   Lord Abbett Series Fund       Insurance Trust
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  -------------------------  ----------------------
                                            Growth Opportunities          Mid-Cap Value            MFS Growth (l)
                                          ------------------------  -------------------------  ----------------------
                                              2008         2007         2008          2007        2008        2007
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (271,008) $  (284,548) $   (154,064) $  (650,317) $  (14,376) $  (26,649)
Net realized gains (losses)..............    (273,113)   2,108,329    (2,615,778)   7,503,990     (72,587)   (159,073)
Change in unrealized gains (losses)......  (7,299,204)   1,237,111   (16,379,315)  (7,453,554)   (443,070)    526,788
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (7,843,325)   3,060,892   (19,149,157)    (599,881)   (530,033)    341,066
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     258,125    4,548,894       347,574    3,600,279       4,816       3,020
Benefit payments.........................    (272,477)    (267,892)     (782,477)    (549,574)    (11,275)    (54,799)
Payments on termination..................  (1,596,762)    (872,278)   (4,030,933)  (3,266,531)   (370,858)   (634,863)
Contract maintenance charge..............     (70,194)     (51,206)     (132,580)    (151,059)       (977)     (1,160)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (138,635)   1,493,866    (2,320,292)     777,826     (44,510)   (126,587)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --          --          --
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,819,943)   4,851,384    (6,918,708)     410,941    (422,804)   (814,389)
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,663,268)   7,912,276   (26,067,865)    (188,940)   (952,837)   (473,323)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,968,977   13,056,701    52,146,820   52,335,760   1,718,438   2,191,761
                                          -----------  -----------  ------------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $11,305,709  $20,968,977  $ 26,078,955  $52,146,820  $  765,601  $1,718,438
                                          ===========  ===========  ============  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,442,833    1,071,541     4,023,673    3,997,420     158,403     246,730
       Units issued......................     346,491      664,271       522,827      953,620       1,359      10,906
       Units redeemed....................    (509,946)    (292,979)   (1,175,203)    (927,367)    (46,359)    (99,233)
                                          -----------  -----------  ------------  -----------  ----------  ----------
    Units outstanding at end of period...   1,279,378    1,442,833     3,371,297    4,023,673     113,403     158,403
                                          ===========  ===========  ============  ===========  ==========  ==========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable            MFS Variable             MFS Variable
                                                      Insurance Trust        Insurance Trust          Insurance Trust
                                                        Sub-Account            Sub-Account              Sub-Account
                                                   --------------------  -----------------------  -----------------------
                                                      MFS High Income      MFS Investors Trust       MFS New Discovery
                                                   --------------------  -----------------------  -----------------------
                                                      2008       2007        2008        2007         2008        2007
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  50,506  $  40,794  $   (11,967) $  (16,903) $   (30,247) $  (44,114)
Net realized gains (losses).......................   (29,022)     2,662      237,235     193,258      383,638     376,517
Change in unrealized gains (losses)...............  (218,880)   (41,832)  (1,171,223)    117,739   (1,439,246)   (268,786)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.......................................  (197,396)     1,624     (945,955)    294,094   (1,085,855)     63,617
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     1,789      2,244       11,803      16,343       15,400      31,910
Benefit payments..................................    (4,147)    (7,057)     (25,543)    (41,224)      (6,960)    (28,255)
Payments on termination...........................  (134,034)  (114,615)    (362,460)   (411,359)    (394,678)   (501,715)
Contract maintenance charge.......................      (332)      (369)      (1,628)     (1,824)      (2,056)     (2,472)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    57,952    115,155     (158,368)   (178,120)     (82,122)     82,518
Adjustment to net assets allocated to contract in
 payout period....................................        --         --           --          --           --          --
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (78,772)    (4,642)    (536,196)   (616,184)    (470,416)   (418,014)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (276,168)    (3,018)  (1,482,151)   (322,090)  (1,556,271)   (354,397)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   729,333    732,351    3,170,936   3,493,026    3,079,926   3,434,323
                                                   ---------  ---------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD....................... $ 453,165  $ 729,333  $ 1,688,785  $3,170,936  $ 1,523,655  $3,079,926
                                                   =========  =========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    55,426     55,932      278,454     333,637      199,462     225,646
       Units issued...............................     7,511     11,652        5,435       6,389       19,261      23,093
       Units redeemed.............................   (14,166)   (12,158)     (58,784)    (61,572)     (53,727)    (49,277)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
    Units outstanding at end of period............    48,771     55,426      225,105     278,454      164,996     199,462
                                                   =========  =========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable            MFS Variable           MFS Variable
                                                     Insurance Trust         Insurance Trust        Insurance Trust
                                                       Sub-Account             Sub-Account            Sub-Account
                                                 ----------------------  ----------------------  --------------------
                                                      MFS Research          MFS Research Bond        MFS Utilities
                                                 ----------------------  ----------------------  --------------------
                                                    2008        2007        2008        2007        2008       2007
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (8,517) $   (9,913) $   35,110  $   49,769  $    (248) $  (1,730)
Net realized gains (losses).....................    (13,436)     17,597     (18,328)     (7,421)    35,368     68,526
Change in unrealized gains (losses).............   (368,756)    131,336     (87,144)     23,280   (163,150)    23,530
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations.....................................   (390,709)    139,020     (70,362)     65,628   (128,030)    90,326
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      1,800       1,800      14,660      20,339      1,000        500
Benefit payments................................    (17,226)         --     (13,321)    (12,675)        --         --
Payments on termination.........................   (167,880)   (316,122)   (407,977)   (367,441)  (173,121)  (143,429)
Contract maintenance charge.....................       (440)       (508)     (1,309)     (1,285)      (100)       (95)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (13,232)    (60,800)    (66,582)     11,329      4,046    144,578
Adjustment to net assets allocated to contract
 in payout period...............................         --          --          --          --         --         --
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (196,978)   (375,630)   (474,529)   (349,733)  (168,175)     1,554
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (587,687)   (236,610)   (544,891)   (284,105)  (296,205)    91,880
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,184,782   1,421,392   2,205,307   2,489,412    442,197    350,317
                                                 ----------  ----------  ----------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD..................... $  597,095  $1,184,782  $1,660,416  $2,205,307  $ 145,992  $ 442,197
                                                 ==========  ==========  ==========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    114,590     151,782     149,064     173,049     19,636     19,718
       Units issued.............................        237         579      15,351       8,673        918      7,198
       Units redeemed...........................    (23,635)    (37,771)    (47,906)    (32,658)    (9,947)    (7,280)
                                                 ----------  ----------  ----------  ----------  ---------  ---------
    Units outstanding at end of period..........     91,192     114,590     116,509     149,064     10,607     19,636
                                                 ==========  ==========  ==========  ==========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable          MFS Variable           MFS Variable
                                                      Insurance Trust       Insurance Trust       Insurance Trust
                                                      (Service Class)       (Service Class)       (Service Class)
                                                        Sub-Account           Sub-Account           Sub-Account
                                                   --------------------  --------------------  ---------------------
                                                        MFS Growth        MFS Investors Trust    MFS New Discovery
                                                    (Service Class) (m)     (Service Class)       (Service Class)
                                                   --------------------  --------------------  ---------------------
                                                      2008       2007       2008       2007       2008       2007
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (7,998) $  (8,871) $  (4,833) $  (7,283) $  (6,799) $  (12,462)
Net realized gains (losses).......................    20,000     40,766     73,820     56,057     82,493     183,723
Change in unrealized gains (losses)...............  (239,257)    65,494   (246,968)    12,876   (303,824)   (154,066)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from
 operations.......................................  (227,255)    97,389   (177,981)    61,650   (228,130)     17,195
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        --         34         --        400         60         446
Benefit payments..................................    (3,266)    (4,888)    (4,695)        --    (30,139)     (6,985)
Payments on termination...........................   (72,554)   (79,554)  (169,084)  (142,726)   (64,997)    (41,852)
Contract maintenance charge.......................      (122)      (120)      (217)      (235)      (116)       (137)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   125,899    (46,321)   (68,175)    (2,577)  (152,534)   (313,996)
Adjustment to net assets allocated to contract in
 payout period....................................        --         --         --         --         --          --
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................    49,957   (130,849)  (242,171)  (145,138)  (247,726)   (362,524)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (177,298)   (33,460)  (420,152)   (83,488)  (475,856)   (345,329)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   535,531    568,991    675,797    759,285    738,883   1,084,212
                                                   ---------  ---------  ---------  ---------  ---------  ----------
NET ASSETS AT END OF PERIOD....................... $ 358,233  $ 535,531  $ 255,645  $ 675,797  $ 263,027  $  738,883
                                                   =========  =========  =========  =========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    52,309     65,732     59,133     71,783     71,158     105,850
       Units issued...............................    19,265      1,372        392      4,498      2,012       4,994
       Units redeemed.............................   (14,612)   (14,795)   (25,532)   (17,148)   (30,567)    (39,686)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
    Units outstanding at end of period............    56,962     52,309     33,993     59,133     42,603      71,158
                                                   =========  =========  =========  =========  =========  ==========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance  MFS Variable Insurance   Morgan Stanley Variable
                                          Trust (Service Class)   Trust (Service Class)       Investment Series
                                              Sub-Account              Sub-Account               Sub-Account
                                          ---------------------  -----------------------  -------------------------
                                              MFS Research            MFS Utilities
                                            (Service Class)          (Service Class)          Aggressive Equity
                                          ---------------------  -----------------------  -------------------------
                                             2008       2007         2008        2007         2008          2007
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (3,915)  $ (4,992)  $    (3,570) $  (14,699) $   (222,729) $  (393,588)
Net realized gains (losses)..............    38,190     22,768       339,933     251,477       588,395    2,001,915
Change in unrealized gains (losses)......  (160,313)    32,952    (1,053,569)    213,263   (10,603,671)   2,806,423
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (126,038)    50,728      (717,206)    450,041   (10,238,005)   4,414,750
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        --         --         1,200       6,200         4,612        3,223
Benefit payments.........................    (3,272)   (36,008)      (76,377)   (111,437)     (438,790)    (483,337)
Payments on termination..................  (147,921)   (24,502)     (132,825)    (74,658)   (2,848,664)  (6,879,110)
Contract maintenance charge..............      (122)      (105)         (180)       (166)      (12,852)     (15,530)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (17,493)     2,381       (69,522)     89,825    (1,228,818)  (1,592,030)
Adjustment to net assets allocated to
 contract in payout period...............        --         --            --          --            --           --
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (168,808)   (58,234)     (277,704)    (90,236)   (4,524,512)  (8,966,784)
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (294,846)    (7,506)     (994,910)    359,805   (14,762,517)  (4,552,034)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   456,241    463,747     2,074,790   1,714,985    24,269,228   28,821,262
                                          ---------   --------   -----------  ----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 161,395   $456,241   $ 1,079,880  $2,074,790  $  9,506,711  $24,269,228
                                          =========   ========   ===========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    40,720     46,017        96,265     100,259     1,606,868    2,251,696
       Units issued......................       630      6,150           634      23,765        83,189      142,524
       Units redeemed....................   (18,499)   (11,447)      (17,164)    (27,759)     (433,664)    (787,352)
                                          ---------   --------   -----------  ----------  ------------  -----------
    Units outstanding at end of
     period..............................    22,851     40,720        79,735      96,265     1,256,393    1,606,868
                                          =========   ========   ===========  ==========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Morgan Stanley Variable      Morgan Stanley Variable      Morgan Stanley Variable
                                       Investment Series            Investment Series            Investment Series
                                          Sub-Account                  Sub-Account                  Sub-Account
                                 ----------------------------  ---------------------------  --------------------------
                                        Dividend Growth         Capital Opportunities (n)       European Equity (o)
                                 ----------------------------  ---------------------------  --------------------------
                                      2008           2007           2008          2007          2008          2007
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  (2,343,502) $    (714,983) $  (2,672,522) $ (2,972,564) $  1,044,504  $    303,775
Net realized gains (losses).....     9,396,324     31,684,179     (3,945,458)    1,961,555    18,295,936    12,048,509
Change in unrealized gains
 (losses).......................  (119,866,802)   (17,627,307)  (127,134,589)   56,773,361   (65,197,374)    4,194,483
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........  (112,813,980)    13,341,889   (133,752,569)   55,762,352   (45,856,934)   16,546,767
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       466,973        158,175        322,599        93,682       184,514        68,577
Benefit payments................    (8,398,380)   (15,126,717)    (6,205,548)   (9,663,610)   (2,089,573)   (3,609,227)
Payments on termination.........   (39,195,879)   (79,545,799)   (32,888,798)  (68,641,545)  (12,276,579)  (24,615,017)
Contract maintenance
 charge.........................      (156,420)      (194,143)      (137,950)     (162,984)      (46,311)      (56,106)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (11,788,567)   (14,496,842)    (8,894,241)  (15,009,676)   (4,590,739)   (1,878,160)
Adjustment to net assets
 allocated to contract in
 payout period..................            --             --             --            --            --            --
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (59,072,273)  (109,205,326)   (47,803,938)  (93,384,133)  (18,818,688)  (30,089,933)
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (171,886,253)   (95,863,437)  (181,556,507)  (37,621,781)  (64,675,622)  (13,543,166)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   343,677,242    439,540,679    314,112,622   351,734,403   117,876,939   131,420,105
                                 -------------  -------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 171,790,989  $ 343,677,242  $ 132,556,115  $314,112,622  $ 53,201,317  $117,876,939
                                 =============  =============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of
     period.....................    10,694,718     13,870,277      7,900,565    10,129,991     3,139,709     3,921,327
       Units issued.............       162,568        711,025        150,350       544,305        59,399       305,118
       Units redeemed...........    (2,280,535)    (3,886,584)    (1,558,975)   (2,773,731)     (668,378)   (1,086,736)
                                 -------------  -------------  -------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     8,576,751     10,694,718      6,491,940     7,900,565     2,530,730     3,139,709
                                 =============  =============  =============  ============  ============  ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                        Investment Series          Investment Series          Investment Series
                                           Sub-Account                Sub-Account                Sub-Account
                                    ------------------------  --------------------------  ------------------------
                                             Global                 Global Dividend
                                            Advantage                   Growth                   High Yield
                                    ------------------------  --------------------------  ------------------------
                                        2008         2007         2008          2007          2008         2007
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (31,812) $   (85,763) $  1,369,904  $    717,665  $   178,508  $ 1,234,507
Net realized gains (losses)........      77,592    1,228,588    16,721,475    25,605,213   (2,777,353)  (3,977,103)
Change in unrealized gains
 (losses)..........................  (5,285,454)     989,819   (64,782,183)  (17,790,510)  (1,680,026)   3,426,054
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (5,239,674)   2,132,644   (46,690,804)    8,532,368   (4,278,871)     683,458
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         853        1,854       159,545        85,652       93,150        6,006
Benefit payments...................    (409,603)    (735,163)   (2,563,842)   (4,266,379)    (567,737)  (1,184,492)
Payments on termination............  (1,359,663)  (3,726,068)  (14,257,102)  (29,587,176)  (2,118,485)  (4,332,205)
Contract maintenance charge........      (6,690)      (7,836)      (50,210)      (62,767)     (12,501)     (15,000)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (485,681)     (51,279)   (5,352,290)   (2,621,915)  (1,140,120)  (1,063,505)
Adjustment to net assets
 allocated to contract in
 payout period.....................          --           --            --            --           --           --
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,260,784)  (4,518,492)  (22,063,899)  (36,452,585)  (3,745,693)  (6,589,196)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (7,500,458)  (2,385,848)  (68,754,703)  (27,920,217)  (8,024,564)  (5,905,738)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  13,341,938   15,727,786   126,523,044   154,443,261   20,550,619   26,456,357
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 5,841,480  $13,341,938  $ 57,768,341  $126,523,044  $12,526,055  $20,550,619
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,141,217    1,555,728     5,010,989     6,386,812    1,684,696    2,214,697
       Units issued................      24,577      168,485       102,445       401,029       56,907      195,674
       Units redeemed..............    (262,356)    (582,996)   (1,176,305)   (1,776,852)    (389,637)    (725,675)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     903,438    1,141,217     3,937,129     5,010,989    1,351,966    1,684,696
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                              Investment Series           Investment Series          Investment Series
                                                 Sub-Account                 Sub-Account                Sub-Account
                                          -------------------------  --------------------------  ------------------------
                                                Income Builder             Income Plus (p)           Limited Duration
                                          -------------------------  --------------------------  ------------------------
                                              2008          2007         2008          2007          2008         2007
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (129,407) $   388,395  $    710,382  $  6,163,966  $    91,574  $ 1,067,062
Net realized gains (losses)..............    2,767,352    3,195,823    (2,303,706)     (164,034)  (1,473,786)    (467,420)
Change in unrealized gains (losses)......   (8,837,682)  (2,917,413)  (11,825,608)      897,473   (2,284,250)    (132,995)
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (6,199,737)     666,805   (13,418,932)    6,897,405   (3,666,462)     466,647
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      105,840       14,838       674,863        51,207       56,590       19,354
Benefit payments.........................     (697,573)    (561,291)   (5,360,948)   (7,086,265)    (666,676)    (957,344)
Payments on termination..................   (3,806,659)  (6,791,108)  (21,391,270)  (30,961,784)  (4,156,580)  (8,064,661)
Contract maintenance charge..............      (10,265)     (12,483)      (53,589)      (58,999)      (9,960)     (11,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (556,551)      92,145    (3,793,381)    5,391,772     (956,826)     933,105
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --           --           --
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (4,965,208)  (7,257,899)  (29,924,325)  (32,664,069)  (5,733,452)  (8,081,418)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,164,945)  (6,591,094)  (43,343,257)  (25,766,664)  (9,399,914)  (7,614,771)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   26,172,805   32,763,899   145,176,554   170,943,218   24,656,382   32,271,153
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 15,007,860  $26,172,805  $101,833,297  $145,176,554  $15,256,468  $24,656,382
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,483,229    1,892,946     6,145,996     7,369,620    2,071,423    2,750,259
       Units issued......................      100,779      146,040       326,894       986,769      253,578      354,237
       Units redeemed....................     (406,700)    (555,757)   (1,662,906)   (2,210,393)    (796,276)  (1,033,073)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,177,308    1,483,229     4,809,984     6,145,996    1,528,725    2,071,423
                                          ============  ===========  ============  ============  ===========  ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                            Investment Series           Investment Series           Investment Series
                                               Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                              Money Market                S&P 500 Index                Strategist
                                       --------------------------  --------------------------  --------------------------
                                           2008          2007          2008          2007          2008          2007
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,074,408  $  3,864,808  $    456,240  $    212,570  $ (1,036,094) $  2,986,996
Net realized gains (losses)...........           --            --       674,365     5,228,472    11,719,819    28,981,564
Change in unrealized gains
 (losses).............................           --            --   (21,459,640)   (2,463,055)  (56,472,529)  (16,031,151)
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................    1,074,408     3,864,808   (20,329,035)    2,977,987   (45,788,804)   15,937,409
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      430,900        65,543       121,800        24,168       686,200       129,464
Benefit payments......................   (6,088,040)   (9,381,998)   (1,364,677)   (2,211,458)   (5,837,874)   (8,079,336)
Payments on termination...............  (35,831,243)  (53,136,743)   (6,864,121)  (16,276,013)  (23,567,705)  (41,007,189)
Contract maintenance charge...........      (48,742)      (48,797)      (27,752)      (34,443)      (74,741)      (84,944)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   44,159,101    38,010,614    (1,347,207)   (1,733,571)   (3,721,509)   (4,308,487)
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --            --
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........    2,621,976   (24,491,381)   (9,481,957)  (20,231,317)  (32,515,629)  (53,350,492)
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    3,696,384   (20,626,573)  (29,810,992)  (17,253,330)  (78,304,433)  (37,413,083)
NET ASSETS AT BEGINNING
 OF PERIOD............................  103,652,610   124,279,183    60,706,791    77,960,121   204,331,069   241,744,152
                                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $107,348,994  $103,652,610  $ 30,895,799  $ 60,706,791  $126,026,636  $204,331,069
                                       ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    6,893,124     8,633,808     4,836,473     6,425,180     6,555,902     8,247,845
       Units issued...................    3,968,898     5,564,392       417,336       558,538       264,379       537,819
       Units redeemed.................   (3,716,958)   (7,305,076)   (1,277,323)   (2,147,245)   (1,413,809)   (2,229,762)
                                       ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................    7,145,064     6,893,124     3,976,486     4,836,473     5,406,472     6,555,902
                                       ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     Morgan Stanley Variable     Morgan Stanley Variable
                                          Morgan Stanley Variable       Investment Series           Investment Series
                                             Investment Series           (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                        Aggressive Equity            Dividend Growth
                                                 Utilities               (Class Y Shares)           (Class Y Shares)
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (722,592) $    594,663  $   (357,986) $  (515,166) $ (1,090,496) $   (919,308)
Net realized gains (losses)............   17,787,205    20,614,867     1,357,108    3,007,948     1,344,114     6,288,953
Change in unrealized gains
 (losses)..............................  (54,762,839)    1,359,484   (13,183,905)   2,238,906   (36,801,617)   (2,220,495)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (37,698,226)   22,569,014   (12,184,783)   4,731,688   (36,547,999)    3,149,150
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       87,228        59,555        45,550       53,639       126,592       584,596
Benefit payments.......................   (3,405,529)   (4,038,711)     (334,962)    (526,047)   (2,028,307)   (2,202,152)
Payments on termination................  (14,174,451)  (25,753,928)   (3,378,363)  (5,179,925)  (11,055,161)  (15,832,046)
Contract maintenance charge............      (46,321)      (52,825)      (24,671)     (28,737)     (118,801)     (145,724)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,886,370)   (1,668,265)     (736,187)  (1,443,408)   (4,144,807)   (5,460,633)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,425,443)  (31,454,174)   (4,428,633)  (7,124,478)  (17,220,484)  (23,055,959)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (58,123,669)   (8,885,160)  (16,613,416)  (2,392,790)  (53,768,483)  (19,906,809)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  123,301,306   132,186,466    28,037,294   30,430,084   109,175,403   129,082,212
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 65,177,637  $123,301,306  $ 11,423,878  $28,037,294  $ 55,406,920  $109,175,403
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,164,895     5,184,390     2,334,631    2,987,465     8,451,886    10,200,997
       Units issued....................      156,405       338,157       111,612      271,204       236,343       517,411
       Units redeemed..................     (951,839)   (1,357,652)     (576,124)    (924,038)   (1,833,107)   (2,266,522)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,369,461     4,164,895     1,870,119    2,334,631     6,855,122     8,451,886
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  ------------------------
                                           Capital Opportunities          European Equity           Global Advantage
                                           (Class Y Shares) (q)        (Class Y Shares) (r)         (Class Y Shares)
                                        --------------------------  --------------------------  ------------------------
                                            2008          2007          2008          2007          2008         2007
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,172,756) $ (1,749,882) $    143,650  $   (133,528) $   (69,475) $  (113,839)
Net realized gains (losses)............    2,887,789     6,909,177     6,332,959     4,606,744      294,096      724,951
Change in unrealized gains
 (losses)..............................  (45,803,300)   12,232,408   (21,660,306)      938,815   (4,248,365)     808,110
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (44,088,267)   17,391,703   (15,183,697)    5,412,031   (4,023,744)   1,419,222
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      126,134       252,476        25,754        73,517       25,058       24,052
Benefit payments.......................   (2,099,092)   (1,785,218)     (450,979)     (584,624)    (151,497)    (107,850)
Payments on termination................  (11,616,007)  (15,870,128)   (4,372,071)   (7,717,201)  (1,384,047)  (1,494,283)
Contract maintenance charge............     (167,375)     (192,522)      (40,264)      (51,341)     (10,781)     (13,101)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,372,030)   (6,714,618)   (2,192,066)   (2,063,633)     (38,471)    (361,549)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --           --           --
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (15,128,370)  (24,310,010)   (7,029,626)  (10,343,282)  (1,559,738)  (1,952,731)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (59,216,637)   (6,918,307)  (22,213,323)   (4,931,251)  (5,583,482)    (533,509)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  103,270,648   110,188,955    39,508,022    44,439,273   10,007,415   10,540,924
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 44,054,011  $103,270,648  $ 17,294,699  $ 39,508,022  $ 4,423,933  $10,007,415
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,548,169    10,777,314     2,706,028     3,484,750      857,479    1,036,417
       Units issued....................      657,255       573,399        85,113       244,263       68,696       79,413
       Units redeemed..................   (2,252,327)   (2,802,544)     (695,209)   (1,022,985)    (237,869)    (258,351)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,953,097     8,548,169     2,095,932     2,706,028      688,306      857,479
                                        ============  ============  ============  ============  ===========  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                            (Class Y Shares)           (Class Y Shares)           (Class Y Shares)
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                             Global Dividend              High Yield               Income Builder
                                         Growth (Class Y Shares)       (Class Y Shares)           (Class Y Shares)
                                       --------------------------  ------------------------  --------------------------
                                           2008          2007          2008         2007         2008          2007
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    385,669  $    (22,578) $   122,845  $ 1,197,385  $   (230,775) $    297,646
Net realized gains (losses)...........    8,579,299    11,838,868     (917,292)    (173,930)    2,997,498     4,858,832
Change in unrealized gains
 (losses).............................  (32,212,590)   (8,195,036)  (3,741,513)    (427,050)   (9,926,937)   (4,445,253)
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (23,247,622)    3,621,254   (4,535,960)     596,405    (7,160,214)      711,225
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       65,548       376,614       20,853       22,539        10,416        22,249
Benefit payments......................     (631,873)   (2,103,029)    (266,430)    (531,723)     (429,327)     (766,382)
Payments on termination...............   (7,537,490)   (7,967,742)  (3,568,909)  (4,802,938)   (7,482,608)   (7,930,293)
Contract maintenance charge...........      (83,754)     (103,444)     (45,730)     (55,345)      (25,673)      (30,339)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (3,440,159)   (3,218,264)  (1,502,550)  (1,264,245)   (3,468,512)   (2,333,399)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (11,627,728)  (13,015,865)  (5,362,766)  (6,631,712)  (11,395,704)  (11,038,164)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (34,875,350)   (9,394,611)  (9,898,726)  (6,035,307)  (18,555,918)  (10,326,939)
NET ASSETS AT BEGINNING
 OF PERIOD............................   63,371,980    72,766,591   22,673,134   28,708,441    33,013,906    43,340,845
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 28,496,630  $ 63,371,980  $12,774,408  $22,673,134  $ 14,457,988  $ 33,013,906
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,861,469     4,671,366    2,582,417    3,372,288     2,329,610     3,085,543
       Units issued...................      175,694       458,241       75,177      205,886       196,478       183,953
       Units redeemed.................   (1,058,520)   (1,268,138)    (753,687)    (995,757)   (1,111,572)     (939,886)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    2,978,643     3,861,469    1,903,907    2,582,417     1,414,516     2,329,610
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                         Investment Series           Investment Series           Investment Series
                                         (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                            Income Plus              Limited Duration              Money Market
                                       (Class Y Shares) (s)          (Class Y Shares)            (Class Y Shares)
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    344,545  $  6,736,001  $     57,158  $  3,388,076  $    484,906  $  2,866,133
Net realized gains (losses)........   (3,310,704)     (105,580)   (5,001,154)   (1,120,866)           --            --
Change in unrealized gains
 (losses)..........................  (15,792,304)    1,027,836   (10,074,222)   (1,107,504)           --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (18,758,463)    7,658,257   (15,018,218)    1,159,706       484,906     2,866,133
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      183,851       786,438       120,391       119,727       827,259       262,900
Benefit payments...................   (3,486,964)   (4,315,989)   (1,536,341)   (2,173,442)   (5,160,864)   (4,480,967)
Payments on termination............  (22,327,012)  (23,117,489)  (14,683,995)  (14,494,922)  (49,307,561)  (42,489,587)
Contract maintenance charge........     (407,136)     (416,869)     (158,180)     (173,213)     (322,518)     (279,819)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................  (14,279,500)    5,856,143    (5,037,888)    2,831,270    64,508,756    42,901,538
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (40,316,761)  (21,207,766)  (21,296,013)  (13,890,580)   10,545,072    (4,085,935)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (59,075,224)  (13,549,509)  (36,314,231)  (12,730,874)   11,029,978    (1,219,802)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  191,480,194   205,029,703    97,623,776   110,354,650    97,838,003    99,057,805
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $132,404,970  $191,480,194  $ 61,309,545  $ 97,623,776  $108,867,981  $ 97,838,003
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   15,284,325    16,995,769     9,079,466    10,388,311     9,271,121     9,657,515
       Units issued................    1,152,667     1,963,354       784,581     1,173,329     9,051,854    10,643,759
       Units redeemed..............   (4,668,386)   (3,674,798)   (3,007,757)   (2,482,174)   (8,054,778)  (11,030,153)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................   11,768,606    15,284,325     6,856,290     9,079,466    10,268,197     9,271,121
                                    ============  ============  ============  ============  ============  ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  -------------------------
                                               S&P 500 Index                Strategist                  Utilities
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                        --------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    436,226  $   (266,810) $   (723,010) $    699,967  $   (264,806) $   (35,255)
Net realized gains (losses)............    2,365,077     8,764,840     4,302,708    12,012,148     4,298,696    5,503,598
Change in unrealized gains
 (losses)..............................  (50,385,982)   (2,985,194)  (23,089,046)   (6,661,222)  (13,515,252)     (55,600)
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations............................  (47,584,679)    5,512,836   (19,509,348)    6,050,893    (9,481,362)   5,412,743
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      208,286       451,546        99,226       319,518        80,744       36,854
Benefit payments.......................   (3,030,038)   (2,380,578)   (2,003,737)   (2,846,841)     (940,443)    (917,992)
Payments on termination................  (15,289,856)  (20,361,108)  (11,203,240)  (13,932,444)   (4,265,534)  (6,270,041)
Contract maintenance charge............     (251,321)     (286,500)     (106,494)     (109,815)      (23,894)     (26,524)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (998,656)   (5,689,217)   (1,713,743)   (2,551,772)     (220,793)    (721,150)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --           --
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (19,361,585)  (28,265,857)  (14,927,988)  (19,121,354)   (5,369,920)  (7,898,853)
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (66,946,264)  (22,753,021)  (34,437,336)  (13,070,461)  (14,851,282)  (2,486,110)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  138,928,002   161,681,023    85,755,304    98,825,765    30,831,101   33,317,211
                                        ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 71,981,738  $138,928,002  $ 51,317,968  $ 85,755,304  $ 15,979,819  $30,831,101
                                        ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   11,519,410    13,990,628     6,083,134     7,496,756     2,332,514    2,977,004
       Units issued....................      675,216       824,445       452,752       553,462       189,587      313,996
       Units redeemed..................   (2,684,196)   (3,295,663)   (1,675,186)   (1,967,084)     (688,574)    (958,486)
                                        ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period............................    9,510,430    11,519,410     4,860,700     6,083,134     1,833,527    2,332,514
                                        ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Neuberger & Berman  Neuberger & Berman
                                                   Advisors Management Advisors Management        Oppenheimer
                                                         Trust                Trust         Variable Account Funds
                                                      Sub-Account          Sub-Account            Sub-Account
                                                   ------------------  ------------------  ------------------------
                                                      AMT Mid-Cap                                 Oppenheimer
                                                        Growth            AMT Partners             Balanced
                                                   ------------------  ------------------  ------------------------
                                                     2008      2007      2008      2007        2008         2007
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   (46)  $  (110)  $   (830) $ (1,360) $    76,695  $    84,368
Net realized gains (losses).......................      --        62      9,629    18,889     (124,290)     822,559
Change in unrealized gains (losses)...............    (941)    1,359    (48,884)   (6,998)  (1,827,635)    (712,340)
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from operations.    (987)    1,311    (40,085)   10,531   (1,875,230)     194,587
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --         --        --        3,410       25,498
Benefit payments..................................      --    (1,837)   (11,504)       --     (391,730)     (36,480)
Payments on termination...........................  (5,290)       --    (36,793)  (33,709)  (1,474,805)  (1,878,446)
Contract maintenance charge.......................      (7)       (7)       (40)      (32)      (1,480)      (1,852)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      (1)       --       (584)    1,696     (333,982)    (461,660)
Adjustment to net assets allocated to contract in
 payout period....................................      --        --         --        --           --           --
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (5,298)   (1,844)   (48,921)  (32,045)  (2,198,587)  (2,352,940)
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (6,285)     (533)   (89,006)  (21,514)  (4,073,817)  (2,158,353)
NET ASSETS AT BEGINNING OF PERIOD.................   6,285     6,818    120,187   141,701    5,958,145    8,116,498
                                                   -------   -------   --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $    --   $ 6,285   $ 31,181  $120,187  $ 1,884,328  $ 5,958,145
                                                   =======   =======   ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     331       432      7,253     9,201      418,260      582,617
       Units issued...............................      --       196          6       251       30,330       22,731
       Units redeemed.............................    (331)     (297)    (3,243)   (2,199)    (211,411)    (187,088)
                                                   -------   -------   --------  --------  -----------  -----------
    Units outstanding at end of period............      --       331      4,016     7,253      237,179      418,260
                                                   =======   =======   ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer               Oppenheimer
                                        Variable Account Funds    Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account               Sub-Account
                                       ------------------------  -----------------------  ------------------------
                                              Oppenheimer                                        Oppenheimer
                                                Capital                Oppenheimer                 Global
                                             Appreciation               Core Bond                Securities
                                       ------------------------  -----------------------  ------------------------
                                           2008         2007         2008        2007         2008         2007
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (100,080) $  (136,308) $   119,148  $  154,822  $    25,966  $     2,046
Net realized gains (losses)...........      53,558      561,461     (194,775)     (3,506)     744,334    1,255,328
Change in unrealized gains
 (losses).............................  (4,400,287)   1,006,009   (1,265,389)    (32,057)  (4,733,021)    (647,266)
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,446,809)   1,431,162   (1,341,016)    119,259   (3,962,721)     610,108
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      80,621      127,221       26,912      35,931       88,254      144,922
Benefit payments......................     (67,681)    (244,600)     (61,978)     (8,318)    (128,196)     (78,122)
Payments on termination...............  (1,926,890)  (2,048,692)    (719,545)   (296,776)  (2,031,231)  (1,720,502)
Contract maintenance charge...........      (6,175)      (7,241)      (1,757)     (1,922)      (5,257)      (6,331)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (284,267)    (611,984)      39,273     (29,455)    (635,996)     451,825
Adjustment to net assets allocated to
 contract in payout period............          --           --           --          --           --           --
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,204,392)  (2,785,296)    (717,095)   (300,540)  (2,712,426)  (1,208,208)
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,651,201)  (1,354,134)  (2,058,111)   (181,281)  (6,675,147)    (598,100)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,166,153   12,520,287    3,907,560   4,088,841   11,553,325   12,151,425
                                       -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 4,514,952  $11,166,153  $ 1,849,449  $3,907,560  $ 4,878,178  $11,553,325
                                       ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     919,161    1,170,736      273,549     294,833      578,476      635,242
       Units issued...................     106,838       80,995       56,899       9,616       46,622       87,170
       Units redeemed.................    (332,971)    (332,570)    (115,169)    (30,900)    (210,248)    (143,936)
                                       -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     693,028      919,161      215,279     273,549      414,850      578,476
                                       ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer               Oppenheimer              Oppenheimer
                                           Variable Account Funds   Variable Account Funds    Variable Account Funds
                                                Sub-Account               Sub-Account              Sub-Account
                                          -----------------------  ------------------------  -----------------------
                                                                                                   Oppenheimer
                                                Oppenheimer               Oppenheimer              Main Street
                                                High Income               Main Street             Small Cap (t)
                                          -----------------------  ------------------------  -----------------------
                                              2008        2007         2008         2007         2008        2007
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    81,414  $  110,423  $     9,438  $   (26,406) $   (21,847) $  (44,194)
Net realized gains (losses)..............    (171,392)     (2,942)     324,473      540,449      311,076     446,972
Change in unrealized gains (losses)......  (1,090,604)   (129,578)  (2,330,029)    (258,165)  (1,569,204)   (480,753)
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (1,180,582)    (22,097)  (1,996,118)     255,878   (1,279,975)    (77,975)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,946      10,381        3,840       21,842       31,521      64,387
Benefit payments.........................     (13,901)    (16,222)    (108,198)     (94,324)        (496)     (8,127)
Payments on termination..................    (241,958)   (138,766)  (1,160,123)  (2,101,944)    (752,298)   (424,317)
Contract maintenance charge..............        (713)       (891)      (2,286)      (3,044)      (3,002)     (3,641)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      13,987       2,844     (424,399)    (178,121)    (224,025)   (296,390)
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --           --          --
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (235,639)   (142,654)  (1,691,166)  (2,355,591)    (948,300)   (668,088)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,416,221)   (164,751)  (3,687,284)  (2,099,713)  (2,228,275)   (746,063)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,743,237   1,907,988    6,185,794    8,285,507    3,969,763   4,715,826
                                          -----------  ----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $   327,016  $1,743,237  $ 2,498,510  $ 6,185,794  $ 1,741,488  $3,969,763
                                          ===========  ==========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     133,070     143,557      541,717      750,565      188,550     218,450
       Units issued......................      44,297       5,903       19,727       23,220       24,288      10,110
       Units redeemed....................     (58,599)    (16,390)    (199,492)    (232,068)     (78,097)    (40,010)
                                          -----------  ----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................     118,768     133,070      361,952      541,717      134,741     188,550
                                          ===========  ==========  ===========  ===========  ===========  ==========

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Oppenheimer
                                                Oppenheimer               Oppenheimer          Variable Account Funds
                                           Variable Account Funds   Variable Account Funds    (Service Shares ("SS"))
                                                Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  ------------------------  -------------------------
                                                Oppenheimer               Oppenheimer               Oppenheimer
                                                MidCap Fund             Strategic Bond             Balanced (SS)
                                          -----------------------  ------------------------  -------------------------
                                              2008        2007         2008         2007         2008          2007
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (18,481) $  (33,706) $   240,237  $   142,077  $    329,218  $   315,857
Net realized gains (losses)..............     (28,007)        645      179,644      192,203      (179,572)   3,808,906
Change in unrealized gains (losses)......    (687,041)    148,582   (1,239,638)     178,334   (15,311,712)  (3,299,259)
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (733,529)    115,521     (819,757)     512,614   (15,162,066)     825,504
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,583       3,352        4,970       26,120       118,581      807,298
Benefit payments.........................      (6,703)    (22,051)    (240,111)     (51,989)     (619,744)    (421,716)
Payments on termination..................    (445,374)   (462,282)  (1,138,253)  (1,622,296)   (3,570,830)  (4,102,444)
Contract maintenance charge..............        (583)       (802)      (1,390)      (1,527)     (113,918)    (129,454)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (105,787)   (184,018)    (431,945)   1,290,522    (2,887,717)      77,585
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --            --           --
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (555,864)   (665,801)  (1,806,729)    (359,170)   (7,073,628)  (3,768,731)
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,289,393)   (550,280)  (2,626,486)     153,444   (22,235,694)  (2,943,227)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,930,781   2,481,061    6,438,426    6,284,982    39,597,630   42,540,857
                                          -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $   641,388  $1,930,781  $ 3,811,940  $ 6,438,426  $ 17,361,936  $39,597,630
                                          ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     207,623     289,697      405,319      426,219     2,462,392    2,694,373
       Units issued......................       6,150      11,155       83,988      132,635       352,906      245,052
       Units redeemed....................     (77,767)    (93,229)    (205,453)    (153,535)     (871,203)    (477,033)
                                          -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...     136,006     207,623      283,854      405,319     1,944,095    2,462,392
                                          ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                Oppenheimer                Oppenheimer
                                            Variable Account Funds     Variable Account Funds     Variable Account Funds
                                           (Service Shares ("SS"))    (Service Shares ("SS"))    (Service Shares ("SS"))
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------  -------------------------  -------------------------
                                                 Oppenheimer                                           Oppenheimer
                                                   Capital                  Oppenheimer                   Global
                                              Appreciation (SS)            Core Bond (SS)            Securities (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2008          2007         2008          2007         2008          2007
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (986,559) $(1,314,718) $  1,495,917  $ 1,187,088  $    (80,230) $  (208,133)
Net realized gains (losses)..............       16,725    3,051,850    (1,679,428)      16,138     1,642,186    4,705,312
Change in unrealized gains (losses)......  (33,884,527)   7,655,208   (20,831,196)       5,061   (18,182,167)  (2,584,644)
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (34,854,361)   9,392,340   (21,014,707)   1,208,287   (16,620,211)   1,912,535
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      591,699    2,980,203       446,025   14,591,449       269,102    1,683,812
Benefit payments.........................     (849,868)  (1,467,092)   (1,526,082)    (929,821)     (658,112)    (698,413)
Payments on termination..................   (6,798,604)  (6,966,552)   (4,435,917)  (2,654,664)   (3,397,380)  (4,309,268)
Contract maintenance charge..............     (229,546)    (254,761)     (207,896)    (131,269)      (91,094)    (112,155)
Transfers among the sub-accounts and
 with the Fixed Account - net............     (436,275)  (2,095,152)    3,324,258   11,764,725    (3,367,129)   2,011,306
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --           --            --           --
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (7,722,594)  (7,803,354)   (2,399,612)  22,640,420    (7,244,613)  (1,424,718)
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,576,955)   1,588,986   (23,414,319)  23,848,707   (23,864,824)     487,817
NET ASSETS AT BEGINNING OF
 PERIOD..................................   80,889,689   79,300,703    56,223,013   32,374,306    44,655,895   44,168,078
                                          ------------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 38,312,734  $80,889,689  $ 32,808,694  $56,223,013  $ 20,791,071  $44,655,895
                                          ============  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,117,365    5,620,805     5,213,991    3,076,290     1,975,479    2,040,446
       Units issued......................    1,013,581      794,632     2,181,709    2,993,517       263,963      621,776
       Units redeemed....................   (1,600,754)  (1,298,072)   (2,324,367)    (855,816)     (674,334)    (686,743)
                                          ------------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    4,530,192    5,117,365     5,071,333    5,213,991     1,565,108    1,975,479
                                          ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer                 Oppenheimer                Oppenheimer
                                         Variable Account Funds     Variable Account Funds      Variable Account Funds
                                        (Service Shares ("SS"))     (Service Shares ("SS"))    (Service Shares ("SS"))
                                              Sub-Account                 Sub-Account                Sub-Account
                                       -------------------------  --------------------------  -------------------------
                                                                                                     Oppenheimer
                                              Oppenheimer                 Oppenheimer                Main Street
                                            High Income (SS)           Main Street (SS)           Small Cap (SS) (u)
                                       -------------------------  --------------------------  -------------------------
                                           2008          2007         2008          2007          2008          2007
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,576,831  $ 2,136,432  $   (280,308) $   (927,991) $   (489,715) $  (795,629)
Net realized gains (losses)...........   (2,635,460)     (71,035)    4,945,288     4,678,520     1,741,274    4,295,191
Change in unrealized gains
 (losses).............................  (25,237,720)  (2,816,151)  (46,211,775)     (432,171)  (18,019,807)  (4,868,815)
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (26,296,349)    (750,754)  (41,546,795)    3,318,358   (16,768,248)  (1,369,253)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      144,635    1,850,927       520,210     6,993,454       258,708    2,175,993
Benefit payments......................     (474,767)    (650,045)   (1,626,874)   (1,604,506)     (668,470)  (1,008,328)
Payments on termination...............   (3,958,558)  (4,933,368)   (9,093,240)  (10,982,662)   (3,904,682)  (4,573,513)
Contract maintenance charge...........     (110,697)    (137,464)     (352,916)     (388,903)     (156,929)    (187,611)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    6,122,926      972,934       131,626    (1,111,461)   (2,447,865)  (1,742,459)
Adjustment to net assets allocated
 to contract in payout period.........           --           --            --            --            --           --
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    1,723,539   (2,897,016)  (10,421,194)   (7,094,078)   (6,919,238)  (5,335,918)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (24,572,810)  (3,647,770)  (51,967,989)   (3,775,720)  (23,687,486)  (6,705,171)
NET ASSETS AT BEGINNING
 OF PERIOD............................   37,113,479   40,761,249   113,261,706   117,037,426    48,609,506   55,314,677
                                       ------------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 12,540,669  $37,113,479  $ 61,293,717  $113,261,706  $ 24,922,020  $48,609,506
                                       ============  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,525,760    2,718,511     6,913,064     7,324,466     2,385,682    2,635,661
       Units issued...................    2,950,987      392,551     1,026,963     1,116,116       338,004      442,526
       Units redeemed.................   (1,436,015)    (585,302)   (1,745,436)   (1,527,518)     (719,706)    (692,505)
                                       ------------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    4,040,732    2,525,760     6,194,591     6,913,064     2,003,980    2,385,682
                                       ============  ===========  ============  ============  ============  ===========

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                 Oppenheimer              PIMCO
                                            Variable Account Funds     Variable Account Funds    Variable Insurance
                                           (Service Shares ("SS"))     (Service Shares ("SS"))        Trust
                                                 Sub-Account                 Sub-Account           Sub-Account
                                          -------------------------  --------------------------  -----------------
                                                                                                   Foreign Bond
                                                 Oppenheimer                 Oppenheimer           (US Dollar-
                                               MidCap Fund (SS)          Strategic Bond (SS)       Hedged) (v)
                                          -------------------------  --------------------------  -----------------
                                              2008          2007         2008          2007        2008     2007
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (247,627) $  (368,396) $  4,315,134  $  2,461,019  $    46   $   55
Net realized gains (losses)..............       55,295    1,156,263       940,365     1,499,491     (122)     (36)
Change in unrealized gains (losses)......   (9,048,990)     237,809   (25,350,997)    6,369,872      (96)      10
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 operations..............................   (9,241,322)   1,025,676   (20,095,498)   10,330,382     (172)      29
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       80,166    1,002,446       904,080     6,639,536       --      264
Benefit payments.........................     (159,668)    (589,459)   (2,715,846)   (2,144,052)      --       --
Payments on termination..................   (2,085,211)  (2,145,316)  (15,406,862)  (11,818,478)      --       --
Contract maintenance charge..............      (64,766)     (75,016)     (478,725)     (424,412)     (10)      (9)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (815,735)    (567,856)   (6,081,339)    2,257,586   (1,428)     293
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --       --       --
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 contract transactions...................   (3,045,214)  (2,375,201)  (23,778,692)   (5,489,820)  (1,438)     548
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,286,536)  (1,349,525)  (43,874,190)    4,840,562   (1,610)     577
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,103,907   22,453,432   137,791,892   132,951,330    3,321    2,744
                                          ------------  -----------  ------------  ------------  -------   ------
NET ASSETS AT END OF
 PERIOD.................................. $  8,817,371  $21,103,907  $ 93,917,702  $137,791,892  $ 1,711   $3,321
                                          ============  ===========  ============  ============  =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,245,807    1,382,081     9,241,577     9,618,452      278      234
       Units issued......................      168,525      223,468     1,585,339     1,650,949       --       44
       Units redeemed....................     (372,981)    (359,742)   (3,342,825)   (2,027,824)    (129)      --
                                          ------------  -----------  ------------  ------------  -------   ------
    Units outstanding at end of
     period..............................    1,041,351    1,245,807     7,484,091     9,241,577      149      278
                                          ============  ===========  ============  ============  =======   ======

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                    PIMCO                       PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                             Sub-Account              Sub-Account                 Sub-Account
                                          -----------------------  -----------------------  -----------------------
                                                                      PIMCO Total             PIMCO VIT Commodity
                                            Money Market                 Return               RealReturn Strategy
                                          -----------------------  -----------------------  -----------------------
                                            2008         2007        2008         2007          2008        2007
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   182      $   510     $    196     $   461     $    92,565  $   61,399
Net realized gains (losses)..............      --           --          441         (31)        (19,356)    (14,981)
Change in unrealized gains (losses)......      --           --         (232)        558      (1,914,727)    388,199
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 operations..............................     182          510          405         988      (1,841,518)    434,617
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --           --       1,752          12,387     105,928
Benefit payments.........................      --           --           --          --         (55,718)     (8,428)
Payments on termination..................  (2,111)        (797)     (12,051)         --        (346,210)    (92,410)
Contract maintenance charge..............     (60)         (18)         (26)        (18)        (21,923)    (10,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (417)      16,577         (371)         92       1,669,178     136,006
Adjustment to net assets allocated to
 contract in payout period...............      --           --           --          --              --          --
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,588)      15,762      (12,448)      1,826       1,257,714     130,658
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,406)      16,272      (12,043)      2,814        (583,804)    565,275
NET ASSETS AT BEGINNING OF
 PERIOD..................................  25,450        9,178       15,362      12,548       2,598,863   2,033,588
                                            -------     -------     --------     -------    -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $23,044      $25,450     $  3,319     $15,362     $ 2,015,059  $2,598,863
                                            =======     =======     ========     =======    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,394          892        1,213       1,061         226,126     214,244
       Units issued......................     138        1,578           --         156         234,587      81,818
       Units redeemed....................    (380)         (76)        (959)         (4)       (142,949)    (69,936)
                                            -------     -------     --------     -------    -----------  ----------
    Units outstanding at end of period...   2,152        2,394          254       1,213         317,764     226,126
                                            =======     =======     ========     =======    ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  PIMCO                     PIMCO                     PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                               Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  -----------------------  ------------------------
                                                PIMCO VIT
                                                Emerging                PIMCO VIT Real           PIMCO VIT Total
                                              Markets Bond                  Return                   Return
                                            (Advisor Shares)           (Advisor Shares)         (Advisor Shares)
                                          -----------------------  -----------------------  ------------------------
                                             2008         2007         2008        2007         2008         2007
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  47,256    $  25,688   $   192,550  $  180,869  $   699,241  $   581,093
Net realized gains (losses)..............     5,773       18,777        60,290      32,483      728,364       36,712
Change in unrealized gains (losses)......  (231,932)     (18,620)   (1,251,975)    485,274     (815,432)     850,224
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (178,903)      25,845      (999,135)    698,626      612,173    1,468,029
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    40,387       51,400        30,174      38,307       48,678      432,172
Benefit payments.........................    (8,791)     (15,479)     (163,367)         --     (352,413)    (140,116)
Payments on termination..................  (138,509)    (117,069)   (5,479,268)   (737,542)  (6,682,491)  (1,525,096)
Contract maintenance charge..............    (5,163)      (2,819)      (41,826)    (25,612)    (109,371)     (76,016)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   391,181      340,245     4,995,310   8,050,394    5,733,419   11,671,904
Adjustment to net assets allocated to
 contract in payout period...............        --           --            --          --           --           --
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   279,105      256,278      (658,977)  7,325,547   (1,362,178)  10,362,848
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   100,202      282,123    (1,658,112)  8,024,173     (750,005)  11,830,877
NET ASSETS AT BEGINNING OF
 PERIOD..................................   740,041      457,918     9,822,520   1,798,347   23,861,614   12,030,737
                                           ---------   ---------   -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 840,243    $ 740,041   $ 8,164,408  $9,822,520  $23,111,609  $23,861,614
                                           =========   =========   ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    66,443       42,786       895,035     177,682    2,169,170    1,167,554
       Units issued......................    58,565       60,270       762,064     872,325    1,275,094    1,424,758
       Units redeemed....................   (35,093)     (36,613)     (843,585)   (154,972)  (1,405,040)    (423,142)
                                           ---------   ---------   -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    89,915       66,443       813,514     895,035    2,039,224    2,169,170
                                           =========   =========   ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Premier VIT       Premier VIT      Putnam Variable Trust
                                                       Sub-Account       Sub-Account           Sub-Account
                                                     ---------------  ----------------  ------------------------
                                                                                               VT American
                                                           NACM                                Government
                                                      Small Cap (w)    OpCap Balanced            Income
                                                     ---------------  ----------------  ------------------------
                                                       2008    2007     2008     2007       2008         2007
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (27) $  (35) $    70  $   (19) $ 1,504,636  $ 1,689,905
Net realized gains (losses).........................     409     503      702      720     (285,299)    (318,479)
Change in unrealized gains (losses).................  (1,308)   (489)  (3,817)  (1,292)  (1,817,286)   1,794,968
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from operations...    (926)    (21)  (3,045)    (591)    (597,949)   3,166,394
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --      --       --       --      306,811      151,440
Benefit payments....................................      --      --       --       --   (1,537,749)  (1,144,777)
Payments on termination.............................      --      --     (505)    (136)  (9,202,580)  (6,429,439)
Contract maintenance charge.........................      (6)     (7)     (18)     (16)     (96,995)     (79,582)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --       1       25       69    4,798,237    2,467,847
Adjustment to net assets allocated to contract in
 payout period......................................      --      --       --       --           --           --
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................      (6)     (6)    (498)     (83)  (5,732,276)  (5,034,511)
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................    (932)    (27)  (3,543)    (674)  (6,330,225)  (1,868,117)
NET ASSETS AT BEGINNING OF PERIOD...................   2,182   2,209    9,542   10,216   47,951,141   49,819,258
                                                     -------  ------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $ 1,250  $2,182  $ 5,999  $ 9,542  $41,620,916  $47,951,141
                                                     =======  ======  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     121     121      850      857    3,631,106    4,029,329
       Units issued.................................      --      --       69        6    1,103,162      574,972
       Units redeemed...............................      (1)     --     (130)     (13)  (1,548,019)    (973,195)
                                                     -------  ------  -------  -------  -----------  -----------
    Units outstanding at end of period..............     120     121      789      850    3,186,249    3,631,106
                                                     =======  ======  =======  =======  ===========  ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                              VT Capital                VT Capital               VT Discovery
                                             Appreciation              Opportunities                Growth
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (96,909) $  (194,932) $   (42,545) $  (119,378) $  (165,428) $  (236,126)
Net realized gains (losses)...........     480,320    1,747,743     (384,420)     880,695    1,397,723    2,534,774
Change in unrealized gains
 (losses).............................  (5,090,637)  (2,696,015)  (1,566,138)  (1,594,153)  (7,591,844)    (861,456)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,707,226)  (1,143,204)  (1,993,103)    (832,836)  (6,359,549)   1,437,192
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      22,058       24,335        5,944       11,543       51,478      108,453
Benefit payments......................    (279,237)    (265,679)     (18,743)     (46,302)    (122,965)    (135,656)
Payments on termination...............  (1,714,929)  (2,173,509)    (845,619)  (1,571,112)  (1,632,798)  (2,245,015)
Contract maintenance charge...........     (27,089)     (30,298)     (14,379)     (20,679)     (40,129)     (43,289)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      87,368      440,908     (412,488)     501,228     (571,411)     179,470
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,911,829)  (2,004,243)  (1,285,285)  (1,125,322)  (2,315,825)  (2,136,037)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,619,055)  (3,147,447)  (3,278,388)  (1,958,158)  (8,675,374)    (698,845)
NET ASSETS AT BEGINNING
 OF PERIOD............................  13,117,604   16,265,051    6,343,831    8,301,989   16,058,615   16,757,460
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,498,549  $13,117,604  $ 3,065,443  $ 6,343,831  $ 7,383,241  $16,058,615
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
       Units issued...................     153,428      214,086       55,964      216,914      192,575      335,023
       Units redeemed.................    (423,004)    (415,869)    (149,439)    (280,640)    (658,514)    (686,109)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,198,678    1,468,254      288,971      382,446    2,154,236    2,620,175
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                                                      VT The George
                                              VT Diversified                VT Equity                  Putnam Fund
                                                  Income                      Income                    of Boston
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  2,854,734  $  2,908,027  $    179,377  $    (2,966) $  4,445,807  $  2,787,193
Net realized gains (losses)............   (3,433,592)     (391,403)      561,709    3,793,442     2,508,580    23,457,249
Change in unrealized gains
 (losses)..............................  (17,648,095)     (449,213)  (11,495,845)  (3,068,540)  (67,603,096)  (26,346,702)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (18,226,953)    2,067,411   (10,754,759)     721,936   (60,648,709)     (102,260)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       88,432       288,062        36,499       78,532       599,250     2,648,651
Benefit payments.......................   (2,279,369)   (2,130,769)     (586,670)    (235,025)   (2,921,650)   (4,611,780)
Payments on termination................  (13,110,164)  (17,181,337)   (6,163,850)  (7,337,656)  (24,821,965)  (32,497,991)
Contract maintenance charge............     (109,923)     (111,418)      (71,042)     (68,536)     (335,038)     (380,151)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,429,560)    4,618,144     3,185,288    5,261,761   (11,834,571)     (513,793)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (17,840,584)  (14,517,318)   (3,599,775)  (2,300,924)  (39,313,974)  (35,355,064)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (36,067,537)  (12,449,907)  (14,354,534)  (1,578,988)  (99,962,683)  (35,457,324)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   71,147,952    83,597,859    35,170,869   36,749,857   176,034,706   211,492,030
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 35,080,415  $ 71,147,952  $ 20,816,335  $35,170,869  $ 76,072,023  $176,034,706
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,904,049     5,915,272     2,131,569    2,266,811    13,314,550    16,005,682
       Units issued....................      564,167       905,770       533,008      553,751       880,194     1,700,532
       Units redeemed..................   (1,923,516)   (1,916,993)     (807,363)    (688,993)   (4,377,301)   (4,391,664)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,544,700     4,904,049     1,857,214    2,131,569     9,817,443    13,314,550
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                        -------------------------  --------------------------  ----------------------------
                                             VT Global Asset                VT Global                  VT Growth and
                                                Allocation                   Equity                       Income
                                        -------------------------  --------------------------  ----------------------------
                                            2008          2007         2008          2007           2008           2007
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    937,451  $  (512,710) $    460,918  $    440,824  $   2,469,102  $    (193,485)
Net realized gains (losses)............     (319,187)   1,938,690    (4,139,269)     (936,945)     7,003,699     89,078,565
Change in unrealized gains
 (losses)..............................  (15,765,375)    (657,885)  (18,252,419)    5,018,244   (147,922,862)  (119,833,523)
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 operations............................  (15,147,111)     768,095   (21,930,770)    4,522,123   (138,450,061)   (30,948,443)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      221,958    2,401,418        48,835       109,350        578,938      2,320,965
Benefit payments.......................     (517,478)    (746,386)   (1,052,789)     (734,571)    (7,538,709)   (10,855,515)
Payments on termination................   (6,688,813)  (7,774,512)   (7,394,089)  (10,366,033)   (56,215,165)   (89,920,624)
Contract maintenance charge............     (127,130)    (121,596)     (106,356)     (115,819)      (696,967)      (872,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (516,927)   3,443,697      (883,505)    1,267,012    (24,597,348)   (16,822,542)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --             --             --
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions.................   (7,628,390)  (2,797,379)   (9,387,904)   (9,840,061)   (88,469,251)  (116,150,103)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (22,775,501)  (2,029,284)  (31,318,674)   (5,317,938)  (226,919,312)  (147,098,546)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   49,585,162   51,614,446    53,911,479    59,229,417    410,138,082    557,236,628
                                        ------------  -----------  ------------  ------------  -------------  -------------
NET ASSETS AT END OF
 PERIOD................................ $ 26,809,661  $49,585,162  $ 22,592,805  $ 53,911,479  $ 183,218,770  $ 410,138,082
                                        ============  ===========  ============  ============  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,663,921    3,912,655     5,115,566     6,001,993     34,906,987     44,194,145
       Units issued....................      704,806    1,006,025       350,752       688,604      1,196,485      2,895,840
       Units redeemed..................   (1,340,500)  (1,254,759)   (1,442,180)   (1,575,031)   (10,436,540)   (12,182,998)
                                        ------------  -----------  ------------  ------------  -------------  -------------
    Units outstanding at end of
     period............................    3,028,227    3,663,921     4,024,138     5,115,566     25,666,932     34,906,987
                                        ============  ===========  ============  ============  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                 Sub-Account                Sub-Account                 Sub-Account
                                          ------------------------  --------------------------  --------------------------
                                                  VT Growth                  VT Health                    VT High
                                                Opportunities                Sciences                      Yield
                                          ------------------------  --------------------------  --------------------------
                                              2008         2007         2008          2007          2008          2007
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (188,208) $  (267,277) $   (605,693) $   (354,223) $  5,646,355  $  5,997,583
Net realized gains (losses)..............  (1,335,206)    (883,737)    1,019,134     2,501,954    (4,057,758)     (328,328)
Change in unrealized gains (losses)......  (4,604,291)   1,952,659    (8,474,211)   (2,780,690)  (20,025,902)   (4,369,630)
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (6,127,705)     801,645    (8,060,770)     (632,959)  (18,437,305)    1,299,625
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      14,116       73,396       147,655       280,159       141,295     3,097,408
Benefit payments.........................    (386,781)    (446,891)     (611,672)     (776,703)   (1,475,166)   (1,743,780)
Payments on termination..................  (2,106,177)  (3,342,273)   (6,865,463)   (9,938,353)  (11,945,961)  (13,448,577)
Contract maintenance charge..............     (40,883)     (42,414)     (141,405)     (149,863)     (210,065)     (218,543)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (439,481)     (98,657)   (2,856,415)   (4,425,502)   (6,033,530)   (2,060,384)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --            --            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,959,206)  (3,856,839)  (10,327,300)  (15,010,262)  (19,523,427)  (14,373,876)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,086,911)  (3,055,194)  (18,388,070)  (15,643,221)  (37,960,732)  (13,074,251)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,940,105   20,995,299    51,583,300    67,226,521    84,132,469    97,206,720
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,853,194  $17,940,105  $ 33,195,230  $ 51,583,300  $ 46,171,737  $ 84,132,469
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
       Units issued......................     222,391      494,143       314,105       382,670       517,494       967,888
       Units redeemed....................    (951,982)  (1,296,917)   (1,226,048)   (1,553,031)   (1,924,409)   (1,972,816)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,985,105    3,714,696     3,362,364     4,274,307     4,230,215     5,637,130
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  ---------------------------  --------------------------
                                                                                                            VT
                                                                                VT                     International
                                                                          International                 Growth and
                                                VT Income                     Equity                      Income
                                       --------------------------  ---------------------------  --------------------------
                                           2008          2007           2008          2007          2008          2007
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  9,804,175  $  7,889,617  $   1,548,660  $  4,470,480  $    267,342  $    300,261
Net realized gains (losses)...........   (5,682,362)     (218,844)    30,656,640    58,626,824     6,916,142    18,018,656
Change in unrealized gains
 (losses).............................  (45,213,517)      (90,225)  (156,905,622)  (40,153,403)  (33,659,268)  (14,035,621)
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (41,091,704)    7,580,548   (124,700,322)   22,943,901   (26,475,784)    4,283,296
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      502,259     8,927,440        832,065     7,644,037        90,190       236,117
Benefit payments......................   (4,457,175)   (4,506,105)    (4,480,221)   (5,230,595)     (785,172)   (1,365,575)
Payments on termination...............  (28,011,475)  (29,054,568)   (34,556,848)  (52,375,938)   (9,067,553)  (14,185,142)
Contract maintenance charge...........     (506,314)     (485,702)      (606,687)     (665,207)     (124,145)     (140,501)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (14,395,185)    4,226,682    (11,283,010)    9,660,748    (3,120,413)    2,884,402
Adjustment to net assets allocated to
 contract in payout period............           --            --             --            --            --            --
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (46,867,890)  (20,892,253)   (50,094,701)  (40,966,955)  (13,007,093)  (12,570,699)
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (87,959,594)  (13,311,705)  (174,795,023)  (18,023,054)  (39,482,877)   (8,287,403)
NET ASSETS AT BEGINNING
 OF PERIOD............................  200,710,810   214,022,515    314,633,926   332,656,980    65,687,567    73,974,970
                                       ------------  ------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $112,751,216  $200,710,810  $ 139,838,903  $314,633,926  $ 26,204,690  $ 65,687,567
                                       ============  ============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   16,149,283    17,750,726     19,162,030    21,968,011     3,773,162     4,476,288
       Units issued...................    1,781,726     3,066,393      1,661,234     3,393,027       305,941       814,924
       Units redeemed.................   (5,788,109)   (4,667,836)    (5,516,650)   (6,199,008)   (1,250,510)   (1,518,050)
                                       ------------  ------------  -------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   12,142,900    16,149,283     15,306,614    19,162,030     2,828,593     3,773,162
                                       ============  ============  =============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                        -------------------------  --------------------------  ------------------------
                                                    VT
                                              International
                                                   New                                                VT Mid Cap
                                              Opportunities               VT Investors                   Value
                                        -------------------------  --------------------------  ------------------------
                                            2008          2007         2008          2007          2008         2007
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $     57,539  $  (217,187) $   (997,151) $ (1,615,041) $  (112,016) $    13,151
Net realized gains (losses)............      969,748    3,437,488    (8,059,324)      707,770    1,552,847    2,527,037
Change in unrealized gains
 (losses)..............................  (16,167,524)   1,244,562   (35,326,779)   (7,938,716)  (7,537,402)  (2,358,068)
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (15,140,237)   4,464,863   (44,383,254)   (8,845,987)  (6,096,571)     182,120
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      152,980      153,256       199,854     1,318,138       35,848       62,598
Benefit payments.......................     (363,232)    (496,054)   (2,375,832)   (3,022,675)    (285,488)    (156,522)
Payments on termination................   (3,803,137)  (6,647,183)  (18,120,960)  (27,231,424)  (2,533,071)  (3,694,121)
Contract maintenance charge............      (99,632)    (106,051)     (268,886)     (329,736)     (35,362)     (38,792)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,919,618)   1,249,115    (6,209,535)   (5,290,570)    (519,260)     329,726
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --           --           --
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (6,032,639)  (5,846,917)  (26,775,359)  (34,556,267)  (3,337,333)  (3,497,111)
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (21,172,876)  (1,382,054)  (71,158,613)  (43,402,254)  (9,433,904)  (3,314,991)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   39,491,751   40,873,805   128,940,979   172,343,233   16,546,732   19,861,723
                                        ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 18,318,875  $39,491,751  $ 57,782,366  $128,940,979  $ 7,112,828  $16,546,732
                                        ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
       Units issued....................      312,951      701,298       720,645     1,429,065      185,942      234,361
       Units redeemed..................     (862,152)  (1,076,181)   (4,354,363)   (5,091,027)    (399,453)    (417,684)
                                        ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    2,503,412    3,052,613    10,758,957    14,392,675      686,279      899,790
                                        ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        --------------------------  --------------------------  --------------------------
                                                 VT Money                     VT New
                                                  Market                   Opportunities               VT New Value
                                        --------------------------  --------------------------  --------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  1,689,351  $  4,901,425  $   (939,161) $ (1,426,134) $    494,415  $   (637,934)
Net realized gains (losses)............           --            --    (8,442,020)   (7,678,785)   15,989,563    25,846,276
Change in unrealized gains
 (losses)..............................           --            --   (22,247,489)   13,827,773   (83,898,957)  (35,748,178)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    1,689,351     4,901,425   (31,628,670)    4,722,854   (67,414,979)  (10,539,836)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................    2,447,045     9,484,967       440,354       262,674       713,210     5,625,733
Benefit payments.......................  (10,573,553)  (13,445,862)   (1,537,239)   (1,437,195)   (2,256,424)   (2,416,272)
Payments on termination................  (77,078,223)  (52,267,509)  (10,286,626)  (16,227,089)  (18,861,175)  (27,349,327)
Contract maintenance charge............     (633,586)     (475,483)     (235,587)     (256,495)     (380,864)     (467,718)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   85,934,212    58,949,744    (4,216,996)   (5,080,946)   (3,986,566)   (1,758,201)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --            --
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................       95,895     2,245,857   (15,836,094)  (22,739,051)  (24,771,819)  (26,365,785)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................    1,785,246     7,147,282   (47,464,764)  (18,016,197)  (92,186,798)  (36,905,621)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  157,819,289   150,672,007    91,485,033   109,501,230   164,993,303   201,898,924
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $159,604,535  $157,819,289  $ 44,020,269  $ 91,485,033  $ 72,806,505  $164,993,303
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
       Units issued....................   14,154,913    16,714,326       339,367       652,580     1,228,105     1,693,274
       Units redeemed..................  (14,195,156)  (16,459,681)   (2,494,050)   (3,193,817)   (3,181,912)   (3,280,451)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   14,696,768    14,737,011     8,464,893    10,619,576     8,325,791    10,279,598
                                        ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                               Sub-Account                 Sub-Account                 Sub-Account
                                        -------------------------  --------------------------  --------------------------
                                                 VT OTC &
                                                 Emerging                                             VT Small Cap
                                                  Growth                   VT Research                    Value
                                        -------------------------  --------------------------  --------------------------
                                            2008          2007         2008          2007          2008          2007
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (270,717) $  (410,739) $   (177,950) $   (762,915) $     24,796  $ (1,297,588)
Net realized gains (losses)............   (2,477,730)  (2,264,003)   (1,565,783)    2,363,141    14,329,837    27,360,701
Change in unrealized gains
 (losses)..............................   (8,369,568)   5,921,899   (21,222,133)   (1,452,534)  (51,334,649)  (44,399,126)
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (11,118,015)   3,247,157   (22,965,866)      147,692   (36,980,016)  (18,336,013)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       39,431       47,692       277,809       156,804       194,910       474,621
Benefit payments.......................     (317,190)    (445,903)   (1,285,107)   (1,003,955)   (1,685,020)   (2,185,668)
Payments on termination................   (2,873,578)  (3,993,778)   (8,488,371)  (12,248,275)  (14,074,989)  (26,058,595)
Contract maintenance charge............      (79,566)     (84,900)     (140,041)     (168,694)     (146,649)     (194,742)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (651,755)  (1,293,012)   (2,564,193)   (4,943,512)   (6,860,214)   (8,706,517)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --            --            --
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (3,882,658)  (5,769,901)  (12,199,903)  (18,207,632)  (22,571,962)  (36,670,901)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (15,000,673)  (2,522,744)  (35,165,769)  (18,059,940)  (59,551,978)  (55,006,914)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   26,995,126   29,517,870    66,807,840    84,867,780   109,013,566   164,020,480
                                        ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 11,994,453  $26,995,126  $ 31,642,071  $ 66,807,840  $ 49,461,588  $109,013,566
                                        ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
       Units issued....................      337,890      924,253       267,504       382,085       303,802       614,417
       Units redeemed..................   (1,205,062)  (2,011,082)   (1,680,754)   (2,032,873)   (1,651,980)   (2,238,480)
                                        ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    4,304,416    5,171,588     5,038,351     6,451,601     4,400,592     5,748,770
                                        ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                         Sub-Account                 Sub-Account                 Sub-Account
                                 --------------------------  --------------------------  ---------------------------
                                        VT Utilities
                                         Growth and
                                           Income                     VT Vista                    VT Voyager
                                 --------------------------  --------------------------  ---------------------------
                                     2008          2007          2008          2007           2008          2007
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    326,944  $    165,491  $   (676,852) $ (1,142,023) $  (2,571,289) $ (4,048,963)
Net realized gains (losses).....    2,095,659     3,911,172    (2,564,395)      401,097    (21,618,630)  (16,146,309)
Change in unrealized gains
 (losses).......................  (15,970,280)    4,315,709   (23,245,175)    3,178,733    (55,684,831)   31,563,983
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from operations.........  (13,547,677)    8,392,372   (26,486,422)    2,437,807    (79,874,750)   11,368,711
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       93,905        67,621       148,843       246,191      1,057,491     1,377,936
Benefit payments................   (1,191,976)     (880,072)   (1,222,694)   (1,219,601)    (3,866,547)   (4,702,256)
Payments on termination.........   (7,238,709)   (9,100,898)   (8,520,670)  (13,310,841)   (29,536,252)  (43,272,071)
Contract maintenance
 charge.........................      (87,785)      (87,340)     (154,217)     (190,480)      (558,766)     (636,980)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (1,450,914)     (745,266)   (4,710,809)   (6,538,355)   (15,911,293)  (23,471,992)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --            --             --            --
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (9,875,479)  (10,745,955)  (14,459,547)  (21,013,086)   (48,815,367)  (70,705,363)
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (23,423,156)   (2,353,583)  (40,945,969)  (18,575,279)  (128,690,117)  (59,336,652)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   48,605,427    50,959,010    68,836,580    87,411,859    244,632,021   303,968,673
                                 ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 25,182,271  $ 48,605,427  $ 27,890,611  $ 68,836,580  $ 115,941,904  $244,632,021
                                 ============  ============  ============  ============  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    2,932,020     3,637,160     6,528,296     8,514,698     26,242,472    33,891,275
       Units issued.............      392,549       452,927       249,491       411,926        865,840     1,809,854
       Units redeemed...........   (1,103,242)   (1,158,067)   (1,871,866)   (2,398,328)    (7,205,444)   (9,458,657)
                                 ------------  ------------  ------------  ------------  -------------  ------------
    Units outstanding at end
     of period..................    2,221,327     2,932,020     4,905,921     6,528,296     19,902,868    26,242,472
                                 ============  ============  ============  ============  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                            RidgeWorth     RidgeWorth
                                                          Variable Trust Variable Trust  RidgeWorth Variable Trust
                                                           Sub-Account     Sub-Account          Sub-Account
                                                          -------------- --------------- ------------------------
                                                            RidgeWorth     RidgeWorth
                                                          International    Investment      RidgeWorth Large Cap
                                                           Equity (ao)   Grade Bond (ap)   Core Equity Fund (x)
                                                          -------------- --------------- ------------------------
                                                          2007 (aq)(ar)     2007 (ar)        2008         2007
                                                          -------------- --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................  $     9,608     $   189,432   $   (14,344) $   (17,390)
Net realized gains (losses)..............................    1,313,686         (76,221)      172,687      653,061
Change in unrealized gains (losses)......................   (1,042,650)           (265)   (1,340,082)    (624,567)
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from operations........      280,644         112,946    (1,181,739)      11,104
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       23,968          34,386         3,954       13,413
Benefit payments.........................................      (17,687)        (41,853)      (36,851)     (54,747)
Payments on termination..................................     (477,262)     (1,572,238)     (669,377)  (1,496,643)
Contract maintenance charge..............................         (554)         (2,481)       (3,959)      (5,163)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   (3,972,482)     (7,600,818)     (190,264)     169,350
Adjustment to net assets allocated to contract in payout
 period..................................................           --              --            --           --
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions............................................   (4,414,017)     (9,183,004)     (896,497)  (1,373,790)
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS........................   (4,133,373)     (9,070,058)   (2,078,236)  (1,362,686)
NET ASSETS AT BEGINNING OF PERIOD........................    4,133,373       9,070,058     3,650,181    5,012,867
                                                           -----------     -----------   -----------  -----------
NET ASSETS AT END OF PERIOD..............................  $        --     $        --   $ 1,571,945  $ 3,650,181
                                                           -----------     -----------   -----------  -----------
UNITS OUTSTANDING
   Units outstanding at beginning of period..............      230,244         689,496       268,856      366,980
       Units issued......................................      181,684          82,104        12,375       47,006
       Units redeemed....................................     (411,928)       (771,600)      (94,727)    (145,130)
                                                           -----------     -----------   -----------  -----------
   Units outstanding at end of period....................           --              --       186,504      268,856
                                                           -----------     -----------   -----------  -----------

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       RidgeWorth Variable Trust RidgeWorth Variable Trust RidgeWorth Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                         RidgeWorth Large Cap      RidgeWorth Large Cap     RidgeWorth Mid-Cap Core
                                           Growth Stock (y)          Value Equity (z)          Equity Fund (aa)
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (129,495) $  (182,145) $    79,237  $    17,835  $   (34,524) $   (90,170)
Net realized gains (losses)...........   1,156,452    1,340,567    1,316,158    2,089,682      230,417    1,537,700
Change in unrealized gains
 (losses).............................  (6,584,834)   1,015,809   (5,893,361)  (1,438,636)  (2,309,650)  (1,061,753)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (5,557,877)   2,174,231   (4,497,966)     668,881   (2,113,757)     385,777
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,497      131,957        9,512       87,836        6,951       45,180
Benefit payments......................    (224,112)    (530,924)    (280,590)    (551,823)     (79,906)    (130,671)
Payments on termination...............  (2,507,666)  (6,361,336)  (2,499,605)  (6,341,829)    (819,254)  (2,575,040)
Contract maintenance charge...........      (8,431)     (10,066)      (8,518)     (10,154)      (2,832)      (3,549)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (448,280)    (912,024)    (407,248)    (410,014)    (220,608)    (351,472)
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (3,174,992)  (7,682,393)  (3,186,449)  (7,225,984)  (1,115,649)  (3,015,552)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (8,732,869)  (5,508,162)  (7,684,415)  (6,557,103)  (3,229,406)  (2,629,775)
NET ASSETS AT BEGINNING
 OF PERIOD............................  15,510,006   21,018,168   15,457,397   22,014,500    5,835,242    8,465,017
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,777,137  $15,510,006  $ 7,772,982  $15,457,397  $ 2,605,836  $ 5,835,242
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     754,937    1,120,381      710,758    1,011,308      331,340      480,442
       Units issued...................      28,773       52,419       14,076       56,161        7,295       30,777
       Units redeemed.................    (237,911)    (417,863)    (191,015)    (356,711)     (90,740)    (179,879)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     545,799      754,937      533,819      710,758      247,895      331,340
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 The Universal
                                           RidgeWorth Variable Trust Rydex Variable Trust  Institutional Funds, Inc.
                                                  Sub-Account          Sub-Account                Sub-Account
                                           ------------------------  -------------------  --------------------------
                                                  RidgeWorth         Rydex VT Nasdaq
                                                Small Cap Value            100                  Van Kampen UIF
                                               Equity Fund (ab)      Strategy Fund (ac)       Capital Growth (ad)
                                           ------------------------  -------------------  --------------------------
                                               2008         2007       2008      2007         2008          2007
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     7,808  $   (59,204) $   (29)   $  (83)   $   (559,103) $   (916,647)
Net realized gains (losses)...............   1,091,462    2,636,696      339        15       1,057,160     3,465,482
Change in unrealized gains (losses).......  (3,295,139)  (2,331,112)  (1,604)      902     (24,854,278)    7,787,781
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (2,195,869)     246,380   (1,294)      834     (24,356,221)   10,336,616
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       6,911      204,782       --     1,152         166,317       309,987
Benefit payments..........................     (56,464)     (56,719)      --        --        (964,319)   (1,290,080)
Payments on termination...................  (1,458,312)  (2,506,787)  (4,685)       --      (5,438,274)  (10,218,776)
Contract maintenance charge...............      (9,304)      (9,913)      (5)       (6)        (58,502)      (71,241)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (755,615)      60,656       --        --      (1,897,253)   (2,129,068)
Adjustment to net assets allocated to
 contract in payout period................          --           --       --        --              --            --
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (2,272,784)  (2,307,981)  (4,690)    1,146      (8,192,031)  (13,399,178)
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,468,653)  (2,061,601)  (5,984)    1,980     (32,548,252)   (3,062,562)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,959,818   10,021,419    6,615     4,635      55,126,376    58,188,938
                                           -----------  -----------   -------    ------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 3,491,165  $ 7,959,818  $   631    $6,615    $ 22,578,124  $ 55,126,376
                                           ===========  ===========   =======    ======   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     350,845      439,344      435       354       4,747,906     5,948,484
       Units issued.......................       7,584       48,028       --        82         523,129       601,850
       Units redeemed.....................    (119,255)    (136,527)    (362)       (1)     (1,426,735)   (1,802,428)
                                           -----------  -----------   -------    ------   ------------  ------------
    Units outstanding at end of period....     239,174      350,845       73       435       3,844,300     4,747,906
                                           ===========  ===========   =======    ======   ============  ============

--------
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                The Universal               The Universal           The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc.  Institutional Funds, Inc.
                                                 Sub-Account                 Sub-Account             Sub-Account
                                           ------------------------  --------------------------  ------------------------
                                               Van Kampen UIF              Van Kampen UIF          Van Kampen UIF
                                                  Core Plus                   Emerging              Global Value
                                              Fixed Income (ae)            Markets Equity              Equity
                                           ------------------------  --------------------------  ------------------------
                                              2008         2007          2008          2007        2008         2007
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   40,414   $   38,781   $   (726,490) $   (780,936) $    434     $    226
Net realized gains (losses)...............    (29,939)       4,479     15,199,742    18,870,282    10,707        8,233
Change in unrealized gains (losses).......   (176,388)      26,766    (47,927,754)    2,895,074   (29,817)      (5,150)
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 operations...............................   (165,913)      70,026    (33,454,502)   20,984,420   (18,676)       3,309
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         --           --         38,894       153,157        --           --
Benefit payments..........................   (101,189)      (6,235)      (560,601)   (1,288,624)       --           --
Payments on termination...................   (223,597)    (130,700)    (8,313,929)  (13,550,815)   (3,823)     (14,445)
Contract maintenance charge...............       (389)        (346)       (15,069)      (17,131)      (39)         (61)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (288,286)     (23,228)    (2,076,193)   (2,705,129)     (626)       6,667
Adjustment to net assets allocated to
 contract in payout period................         --           --             --            --        --           --
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 contract transactions....................   (613,461)    (160,509)   (10,926,898)  (17,408,542)   (4,488)      (7,839)
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (779,374)     (90,483)   (44,381,400)    3,575,878   (23,164)      (4,530)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,772,824    1,863,307     66,623,063    63,047,185    49,697       54,227
                                           ----------   ----------   ------------  ------------   --------     --------
NET ASSETS AT END OF PERIOD............... $  993,450   $1,772,824   $ 22,241,663  $ 66,623,063  $ 26,533     $ 49,697
                                           ==========   ==========   ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    138,973      151,332      2,501,960     3,269,652     3,318        3,871
       Units issued.......................      1,555        3,407        242,129       574,683        55          408
       Units redeemed.....................    (52,644)     (15,766)      (773,006)   (1,342,375)     (369)        (961)
                                           ----------   ----------   ------------  ------------   --------     --------
    Units outstanding at end of period....     87,884      138,973      1,971,083     2,501,960     3,004        3,318
                                           ==========   ==========   ============  ============   ========     ========

--------
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal              The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc.  Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                                          Van Kampen UIF
                                           Van Kampen UIF                 International              Van Kampen UIF
                                             High Yield                       Magnum                 Mid Cap Growth
                                          ------------------------  -------------------------  -------------------------
                                            2008         2007           2008          2007         2008          2007
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   639       $  648      $    436,006  $   (69,380) $   (237,716) $  (655,904)
Net realized gains (losses)..............     379          179         2,996,354    6,995,310     7,622,383    5,925,571
Change in unrealized gains (losses)......  (3,104)        (610)      (19,163,731)  (2,006,449)  (23,201,476)   2,036,135
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,086)         217       (15,731,371)   4,919,481   (15,816,809)   7,305,802
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          176            38,644       59,454        36,385       61,588
Benefit payments.........................      --           --          (729,282)    (753,553)     (876,195)    (913,368)
Payments on termination..................  (1,097)        (235)       (4,891,704)  (7,942,540)   (4,217,896)  (7,731,699)
Contract maintenance charge..............     (17)         (14)          (10,081)     (11,273)       (8,723)      (9,360)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (442)         113          (362,661)   1,573,457    (1,238,388)    (638,528)
Adjustment to net assets allocated to
 contract in payout period...............      --           --                --           --            --           --
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,556)          40        (5,955,084)  (7,074,455)   (6,304,817)  (9,231,367)
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,642)         257       (21,686,455)  (2,154,974)  (22,121,626)  (1,925,565)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,984        8,727        38,583,548   40,738,522    38,131,515   40,057,080
                                            -------       ------    ------------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $ 5,342       $8,984      $ 16,897,093  $38,583,548  $ 16,009,889  $38,131,515
                                            =======       ======    ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644          641         2,796,650    3,317,377     2,085,370    2,642,285
       Units issued......................     103           21           276,521      533,810       208,778      370,367
       Units redeemed....................    (243)         (18)         (831,602)  (1,054,537)     (620,495)    (927,282)
                                            -------       ------    ------------  -----------  ------------  -----------
    Units outstanding at end of period...     504          644         2,241,569    2,796,650     1,673,653    2,085,370
                                            =======       ======    ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              The Universal               The Universal           The Universal
                                        Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                               Sub-Account                 Sub-Account             Sub-Account
                                       --------------------------  --------------------------  ------------------------
                                             Van Kampen UIF              Van Kampen UIF
                                              U.S. Mid Cap                  U.S. Real             Van Kampen UIF
                                                  Value                      Estate                   Value
                                       --------------------------  --------------------------  ------------------------
                                           2008          2007          2008          2007         2008         2007
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (698,025) $ (1,389,434) $    606,872  $   (395,737) $   2,992     $    503
Net realized gains (losses)...........   23,613,993    23,909,137    13,372,956    15,403,902     (1,945)      35,657
Change in unrealized gains
 (losses).............................  (64,554,584)  (13,719,771)  (27,749,353)  (26,369,714)   (74,650)     (45,909)
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from operations......................  (41,638,616)    8,799,932   (13,769,525)  (11,361,549)   (73,603)      (9,749)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,137       292,438        67,909       126,004         --           --
Benefit payments......................   (1,614,256)   (2,296,562)     (740,885)   (1,140,748)   (24,376)     (17,796)
Payments on termination...............  (15,632,639)  (24,544,311)   (7,395,946)  (14,073,573)   (57,624)     (45,949)
Contract maintenance charge...........      (76,780)      (94,569)      (12,443)      (16,583)       (99)        (120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (7,130,375)   (6,649,644)   (4,170,629)   (6,437,317)   (11,169)     (15,951)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --            --         --           --
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from contract transactions...........  (24,345,913)  (33,292,648)  (12,251,994)  (21,542,217)   (93,268)     (79,816)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (65,984,529)  (24,492,716)  (26,021,519)  (32,903,766)  (166,871)     (89,565)
NET ASSETS AT BEGINNING
 OF PERIOD............................  116,996,415   141,489,131    46,609,395    79,513,161    252,445      342,010
                                       ------------  ------------  ------------  ------------   ---------     --------
NET ASSETS AT END OF
 PERIOD............................... $ 51,011,886  $116,996,415  $ 20,587,876  $ 46,609,395  $  85,574     $252,445
                                       ============  ============  ============  ============   =========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    7,725,721     9,904,008     1,726,345     2,396,508     17,265       22,196
       Units issued...................      369,799       844,636       101,367       217,708        235        1,682
       Units redeemed.................   (2,265,068)   (3,022,923)     (576,321)     (887,871)    (8,394)      (6,613)
                                       ------------  ------------  ------------  ------------   ---------     --------
    Units outstanding at end of
     period...........................    5,830,452     7,725,721     1,251,391     1,726,345      9,106       17,265
                                       ============  ============  ============  ============   =========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                     Funds, Inc. (Class II)       Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  -------------------------   -------------------------
                                         Van Kampen UIF               Van Kampen UIF              Van Kampen UIF
                                            Emerging                     Emerging                   Equity and
                                     Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                    --------------------------  -------------------------   -------------------------
                                        2008          2007          2008           2007         2008           2007
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ 1,374,430   $ 1,648,176   $   (442,670)  $  (482,862) $    507,706   $   131,775
Net realized gains (losses)........     (55,857)      964,183      8,535,830     7,942,219       889,973     4,199,402
Change in unrealized gains
 (losses)..........................  (5,565,198)   (1,242,001)   (27,939,017)    4,838,731   (18,767,451)   (2,806,181)
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (4,246,625)    1,370,358    (19,845,857)   12,298,088   (17,369,772)    1,524,996
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     210,877     1,148,845         25,704       154,221       384,086     3,293,524
Benefit payments...................    (186,771)     (271,346)      (202,464)     (495,274)   (1,622,106)   (1,700,401)
Payments on termination............  (3,391,622)   (2,918,636)    (6,091,790)   (3,350,307)   (9,435,717)   (6,521,807)
Contract maintenance charge........    (109,214)     (109,152)      (125,593)     (149,797)     (206,201)     (202,440)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (2,120,539)     (133,539)    (3,153,369)   (1,722,916)   (5,536,936)    1,563,592
Adjustment to net assets
 allocated to contract in payout
 period............................          --            --             --            --            --            --
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........  (5,597,269)   (2,283,828)    (9,547,512)   (5,564,073)  (16,416,874)   (3,567,532)
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (9,843,894)     (913,470)   (29,393,369)    6,734,015   (33,786,646)   (2,042,536)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  28,785,587    29,699,057     41,679,273    34,945,258    81,720,778    83,763,314
                                    -----------   -----------   ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $18,941,693   $28,785,587   $ 12,285,904   $41,679,273  $ 47,934,132   $81,720,778
                                    ===========   ===========   ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,611,492     1,754,748        945,069     1,095,016     5,858,010     6,060,607
       Units issued................     153,771       279,929         64,436       122,643       645,822     1,372,871
       Units redeemed..............    (501,181)     (423,185)      (355,236)     (272,590)   (1,947,789)   (1,575,468)
                                    -----------   -----------   ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................   1,264,082     1,611,492        654,269       945,069     4,556,043     5,858,010
                                    ===========   ===========   ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal Institutional    The Universal Institutional The Universal Institutional
                                          Funds, Inc. (Class II)         Funds, Inc. (Class II)     Funds, Inc. (Class II)
                                               Sub-Account                     Sub-Account               Sub-Account
                                        -----------------------------  --------------------------  --------------------------
                                                                             Van Kampen UIF             Van Kampen UIF
                                              Van Kampen UIF                     Global                  Int'l Growth
                                        Capital Growth (Class II) (af)    Franchise (Class II)        Equity (Class II)
                                        -----------------------------  --------------------------  --------------------------
                                            2008            2007           2008          2007          2008          2007
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (219,661)   $  (305,321)   $     68,425  $ (2,028,160) $   (71,686)   $  (72,211)
Net realized gains (losses)............      407,488      1,419,511       4,898,031    14,667,921      (65,365)      241,110
Change in unrealized gains
 (losses)..............................   (8,507,557)     2,222,472     (37,643,881)   (3,583,434)  (2,475,294)      344,536
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 operations............................   (8,319,730)     3,336,662     (32,677,425)    9,056,327   (2,612,345)      513,435
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       19,611        145,375         363,891     6,840,725       54,420       159,388
Benefit payments.......................     (961,364)      (323,329)     (1,224,761)   (1,534,229)     (40,021)      (41,399)
Payments on termination................     (982,266)    (1,818,628)    (11,057,698)  (10,034,933)    (426,249)     (257,608)
Contract maintenance charge............      (35,805)       (41,702)       (377,184)     (395,157)     (21,536)      (22,933)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (972,853)    (1,402,915)     (7,026,071)    1,290,073      895,829     1,096,018
Adjustment to net assets allocated to
 contract in payout period.............           --             --              --            --           --            --
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 contract transactions.................   (2,932,677)    (3,441,199)    (19,321,823)   (3,833,521)     462,443       933,466
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (11,252,407)      (104,537)    (51,999,248)    5,222,806   (2,149,902)    1,446,901
NET ASSETS AT BEGINNING
 OF PERIOD.............................   18,704,531     18,809,068     119,171,274   113,948,468    5,211,827     3,764,926
                                         ------------    -----------   ------------  ------------   -----------   ----------
NET ASSETS AT END OF
 PERIOD................................ $  7,452,124    $18,704,531    $ 67,172,026  $119,171,274  $ 3,061,925    $5,211,827
                                         ============    ===========   ============  ============   ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    1,145,736      1,384,951       6,729,214     6,893,393      432,590       350,835
       Units issued....................      142,882        154,318         612,502     1,374,811      228,618       216,934
       Units redeemed..................     (367,170)      (393,533)     (1,901,301)   (1,538,990)    (158,950)     (135,179)
                                         ------------    -----------   ------------  ------------   -----------   ----------
    Units outstanding at end of
     period............................      921,448      1,145,736       5,440,415     6,729,214      502,258       432,590
                                         ============    ===========   ============  ============   ===========   ==========

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                      Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    -------------------------   -------------------------   -------------------------
                                                                      Van Kampen UIF              Van Kampen UIF
                                          Van Kampen UIF              Small Company                U.S. Mid Cap
                                    Mid Cap Growth (Class II)       Growth (Class II)            Value (Class II)
                                    -------------------------   -------------------------   -------------------------
                                        2008           2007         2008           2007         2008           2007
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (447,632)  $  (982,088) $   (286,107)  $  (443,467) $   (555,740)  $  (934,962)
Net realized gains (losses)........   10,722,001     5,322,413     1,148,490     3,668,044    15,734,906    11,429,363
Change in unrealized gains
 (losses)..........................  (36,884,476)    6,223,096    (9,586,835)   (2,755,794)  (45,707,511)   (5,498,773)
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (26,610,107)   10,563,421    (8,724,452)      468,783   (30,528,345)    4,995,628
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      281,192     7,477,773        44,758       301,151       251,709     4,594,124
Benefit payments...................     (606,140)   (1,934,658)     (288,681)     (330,458)   (1,145,180)   (1,227,063)
Payments on termination............   (7,918,613)   (4,476,608)   (1,508,482)   (4,218,947)   (6,986,003)   (8,441,754)
Contract maintenance charge........     (216,008)     (206,890)      (67,225)      (89,111)     (263,742)     (296,034)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................      106,184     1,756,905    (1,018,101)     (538,557)     (386,941)   (1,110,279)
Adjustment to net assets
 allocated to contract in
 payout period.....................           --            --            --            --            --            --
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........   (8,353,385)    2,616,522    (2,837,731)   (4,875,922)   (8,530,157)   (6,481,006)
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (34,963,492)   13,179,943   (11,562,183)   (4,407,139)  (39,058,502)   (1,485,378)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   62,806,775    49,626,832    23,183,819    27,590,958    79,805,730    81,291,108
                                    ------------   -----------  ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 27,843,283   $62,806,775  $ 11,621,636   $23,183,819  $ 40,747,228   $79,805,730
                                    ============   ===========  ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
       Units issued................    1,079,923     1,530,141        99,059       140,505       667,512       712,527
       Units redeemed..............   (1,497,389)     (977,617)     (269,999)     (383,222)   (1,126,722)     (954,135)
                                    ------------   -----------  ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................    3,169,916     3,587,382     1,011,155     1,182,095     3,723,846     4,183,056
                                    ============   ===========  ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional       Van Kampen Life             Van Kampen Life
                                      Funds, Inc. (Class II)         Investment Trust            Investment Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                          Van Kampen UIF
                                             U.S. Real
                                         Estate (Class II)        LIT Capital Growth (ag)          LIT Comstock
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    798,200  $   (783,977) $   (330,647) $   (727,730) $    717,825  $    414,870
Net realized gains (losses)........   22,622,835    16,282,424    (1,837,373)   (1,287,249)    1,940,202     7,720,219
Change in unrealized gains
 (losses)..........................  (51,361,578)  (36,024,311)  (17,725,762)    8,916,296   (27,195,100)  (10,315,466)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (27,940,543)  (20,525,864)  (19,893,782)    6,901,317   (24,537,073)   (2,180,377)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      272,405     6,592,025       268,457        75,777        51,191       123,133
Benefit payments...................   (1,208,293)   (2,093,109)     (856,061)     (999,534)   (1,484,499)   (2,813,838)
Payments on termination............   (8,209,237)  (11,071,384)   (4,587,830)   (9,444,089)   (8,901,669)  (21,194,264)
Contract maintenance charge........     (310,116)     (379,738)      (28,621)      (33,605)      (29,015)      (36,814)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (3,536,483)   (2,695,103)   (1,504,129)   (2,835,365)   (5,643,692)   (1,411,016)
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (12,991,724)   (9,647,309)   (6,708,184)  (13,236,816)  (16,007,684)  (25,332,799)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (40,932,267)  (30,173,173)  (26,601,966)   (6,335,499)  (40,544,757)  (27,513,176)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   88,471,741   118,644,914    45,412,223    51,747,722    78,669,661   106,182,837
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 47,539,474  $ 88,471,741  $ 18,810,257  $ 45,412,223  $ 38,124,904  $ 78,669,661
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,775,593     4,137,435     4,616,891     6,026,902     5,663,574     7,390,761
       Units issued................      781,237       836,414       304,861       349,795       262,657       753,760
       Units redeemed..............   (1,240,147)   (1,198,256)   (1,045,798)   (1,759,806)   (1,595,658)   (2,480,947)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................    3,316,683     3,775,593     3,875,954     4,616,891     4,330,573     5,663,574
                                    ============  ============  ============  ============  ============  ============

--------
(ag)Previously known as Strat Growth I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Van Kampen
                                            Van Kampen Life         Van Kampen Life            Life Investment
                                           Investment Trust         Investment Trust          Trust (Class II)
                                              Sub-Account             Sub-Account                Sub-Account
                                        ----------------------  -----------------------  --------------------------
                                                                       LIT Money                 LIT Capital
                                            LIT Government               Market            Growth (Class II) (ah)
                                        ----------------------  -----------------------  --------------------------
                                           2008        2007         2008        2007         2008          2007
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   42,175  $   53,943  $    22,958  $  106,086  $   (692,142) $ (1,133,388)
Net realized gains (losses)............    (10,048)        (57)          --          --       969,923     3,375,326
Change in unrealized gains
 (losses)..............................    (33,141)     32,771           --          --   (27,932,825)    6,663,483
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (1,014)     86,657       22,958     106,086   (27,655,044)    8,905,421
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      4,490       4,710       32,583      12,787       149,184       365,251
Benefit payments.......................         --     (29,223)     (56,836)   (231,283)     (543,110)   (1,392,501)
Payments on termination................   (207,185)   (334,413)  (1,664,249)   (605,629)   (6,723,619)   (7,196,736)
Contract maintenance charge............       (786)       (709)      (7,801)     (8,427)     (117,540)     (138,685)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...................................    (28,667)     52,421    1,978,427   1,175,419    (2,461,863)   (2,627,300)
Adjustment to net assets allocated to
 contract in payout period.............         --          --           --          --            --            --
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (232,148)   (307,214)     282,124     342,867    (9,696,948)  (10,989,971)
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................   (233,162)   (220,557)     305,082     448,953   (37,351,992)   (2,084,550)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,405,357   1,625,914    3,379,939   2,930,986    63,457,444    65,541,994
                                        ----------  ----------  -----------  ----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $1,172,195  $1,405,357  $ 3,685,021  $3,379,939  $ 26,105,452  $ 63,457,444
                                        ==========  ==========  ===========  ==========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    116,043     142,200      294,148     263,118     5,416,063     6,471,800
       Units issued....................     18,809      12,430      284,643     194,772       513,990       691,575
       Units redeemed..................    (38,493)    (38,587)    (259,895)   (163,742)   (1,513,846)   (1,747,312)
                                        ----------  ----------  -----------  ----------  ------------  ------------
    Units outstanding at end of
     period............................     96,359     116,043      318,896     294,148     4,416,207     5,416,063
                                        ==========  ==========  ===========  ==========  ============  ============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Van Kampen                  Van Kampen                  Van Kampen
                                             Life Investment              Life Investment            Life Investment
                                             Trust (Class II)            Trust (Class II)            Trust (Class II)
                                               Sub-Account                  Sub-Account                Sub-Account
                                       ---------------------------  --------------------------  -------------------------
                                                                       LIT Growth and Income        LIT Mid Cap Growth
                                         LIT Comstock (Class II)            (Class II)               (Class II) (ai)
                                       ---------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   1,531,658  $   (296,555) $    318,418  $   (457,105) $   (259,356) $  (379,558)
Net realized gains (losses)...........     7,009,730    20,405,392     3,115,976    11,791,956     5,425,218    2,507,709
Change in unrealized gains
 (losses).............................  (104,699,949)  (31,519,323)  (50,606,944)   (9,370,433)  (14,096,010)   1,116,496
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   (96,158,561)  (11,410,486)  (47,172,550)    1,964,418    (8,930,148)   3,244,647
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       600,481     4,338,690       448,881     2,765,323        75,220       35,592
Benefit payments......................    (3,911,096)   (5,282,318)   (2,639,827)   (2,845,552)      (56,023)    (326,222)
Payments on termination...............   (33,375,062)  (38,250,021)  (15,257,592)  (15,998,701)   (2,751,310)  (2,543,320)
Contract maintenance charge...........      (658,891)     (799,401)     (491,515)     (571,878)      (47,227)     (58,780)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..................................   (15,139,508)   (7,477,046)   (7,226,819)      (39,087)     (122,616)  (1,249,301)
Adjustment to net assets allocated to
 contract in payout period............            --            --            --            --            --           --
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........   (52,484,076)  (47,470,096)  (25,166,872)  (16,689,895)   (2,901,956)  (4,142,031)
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (148,642,637)  (58,880,582)  (72,339,422)  (14,725,477)  (11,832,104)    (897,384)
NET ASSETS AT BEGINNING
 OF PERIOD............................   297,888,327   356,768,909   157,176,108   171,901,585    21,082,302   21,979,686
                                       -------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 149,245,690  $297,888,327  $ 84,836,686  $157,176,108  $  9,250,198  $21,082,302
                                       =============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    20,552,912    23,655,937     8,749,257     9,671,613     1,352,937    1,637,880
       Units issued...................     1,382,696     2,142,832       678,700     1,162,896       177,557      148,507
       Units redeemed.................    (5,601,436)   (5,245,857)   (2,349,469)   (2,085,252)     (397,997)    (433,450)
                                       -------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    16,334,172    20,552,912     7,078,488     8,749,257     1,132,497    1,352,937
                                       =============  ============  ============  ============  ============  ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                       Life Investment
                                                                      Trust (Class II)
                                                                         Sub-Account
                                                                  ------------------------
                                                                          LIT Money
                                                                      Market (Class II)
                                                                  ------------------------
                                                                      2008         2007
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $    57,700  $   968,605
Net realized gains (losses)......................................          --           --
Change in unrealized gains (losses)..............................          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from operations................      57,700      968,605
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................     495,967    3,223,416
Benefit payments.................................................  (1,533,306)  (1,918,600)
Payments on termination..........................................  (7,804,928)  (5,824,947)
Contract maintenance charge......................................    (156,284)    (115,979)
Transfers among the sub-accounts and with the Fixed Account--net.  11,383,305    5,413,849
Adjustment to net assets allocated to contract in payout period..          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from contract transactions.....   2,384,754      777,739
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   2,442,454    1,746,344
NET ASSETS AT BEGINNING OF PERIOD................................  32,788,435   31,042,091
                                                                  -----------  -----------
NET ASSETS AT END OF PERIOD...................................... $35,230,889  $32,788,435
                                                                  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................   3,117,995    3,034,832
       Units issued..............................................   2,857,851    2,610,478
       Units redeemed............................................  (2,627,985)  (2,527,315)
                                                                  -----------  -----------
    Units outstanding at end of period...........................   3,347,861    3,117,995
                                                                  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                  Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended          AST Investment Grade Bond (For the period
  December 31, 2008):                                         beginning January 28, 2008 and ended
    AST Academic Strategies Asset Allocation                  December 31, 2008)
       (Previously known as AST Balanced Asset             AST JPMorgan International Equity
       Allocation Portfolio)                               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Bond Debenture
    AST Aggressive Asset Allocation                        AST Marsico Capital Growth
    AST AllianceBernstein Core Value                       AST MFS Global Equity
    AST AllianceBernstein Growth & Income                  AST MFS Growth
    AST American Century Income & Growth                   AST Mid-Cap Value
    AST Balanced Asset Allocation (Previously known        AST Money Market
       Previously known as AST Conservative Asset          AST Neuberger Berman/LSV Mid-Cap Value
       Allocation Portfolio)                                  (Previously known as AST Neuberger
    AST Bond Portfolio 2018 (For the period                   Berman Mid-Cap Value)
       beginning January 28, 2008 and ended                AST Neuberger Berman Mid-Cap Growth
       December 31, 2008)                                  AST Neuberger Berman Small-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Niemann Capital Growth Asset Allocation
       beginning January 28, 2008 and ended                AST Parametric Emerging Markets Equity
       December 31, 2008)                                     (Previously known as AST Neuberger
    AST Capital Growth Asset Allocation                       Berman Mid-Cap Value Portfolio)
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST DeAm Large-Cap Value                               AST QMA US Equity Alpha (Previously known
    AST DeAm Small-Cap Value (For the period                  as AST AllianceBernstein Managed Index
       beginning January 1, 2008 and ended                    500 Portfolio)
       July 18, 2008)                                      AST Schroders Multi-Asset World Strategies
    AST Federated Aggressive Growth                           (Previously known as AST American
    AST First Trust Balanced Target                           Century Strategic Allocation Portfolio)
    AST First Trust Capital Appreciation Target            AST Small-Cap Growth
    AST Focus Four Plus Portfolio (For the period          AST Small-Cap Value
       beginning July 21, 2008 and ended                   AST T. Rowe Price Asset Allocation
       December 31, 2008)                                  AST T. Rowe Price Global Bond
    AST Global Real Estate (For the period beginning       AST T. Rowe Price Large-Cap Growth
       July 21, 2008 and ended December 31, 2008)          AST T. Rowe Price Natural Resources
    AST Goldman Sachs Concentrated Growth                  AST UBS Dynamic Alpha
    AST Goldman Sachs Mid-Cap Growth                       AST Western Assets Core Plus Bond (For period
    AST Goldman Sachs Small-Cap Value                         beginning November 19, 2007, and ended
    AST High Yield                                            December 31, 2008)*
    AST Horizon Growth Asset Allocation
    AST Horizon Moderate Asset Allocation              AIM Variable Insurance Funds
    AST International Growth                               AIM V. I. Basic Balanced
    AST International Value                                AIM V. I. Basic Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds (continued)               American Century Variable Portfolios, Inc.
    AIM V. I. Capital Appreciation                         American Century VP Balanced
    AIM V. I. Capital Development                          American Century VP International
    AIM V. I. Core Equity
    AIM V. I. Diversified Income                       Dreyfus Socially Responsible Growth Fund, Inc.
    AIM V. I. Government Securities                        Dreyfus Socially Responsible Growth Fund
    AIM V. I. High Yield
    AIM V. I. International Growth                     Dreyfus Stock Index Fund
    AIM V. I. Large Cap Growth                             Dreyfus Stock Index Fund
    AIM V. I. Mid Cap Core Equity
    AIM V. I. Money Market                             Dreyfus Variable Investment Fund
    AIM V. I. Technology                                   VIF Growth & Income
    AIM V. I. Utilities                                    VIF Money Market
                                                           VIF Small Company Stock (Closed on
AIM Variable Insurance Funds Series II                        April 30, 2007)
    AIM V. I. Basic Balanced II
    AIM V. I. Basic Value II                           DWS Variable Series I
    AIM V. I. Capital Appreciation II                      DWS Bond VIP A
    AIM V. I. Capital Development II                       DWS Capital Growth VIP A
    AIM V. I. Core Equity II                               DWS Global Opportunities VIP A
    AIM V. I. Diversified Income II                        DWS Growth and Income VIP A
    AIM V. I. Government Securities II                     DWS International VIP A
    AIM V. I. High Yield II
    AIM V. I. International Growth II                  DWS Variable Series II
    AIM V. I. Large Cap Growth II                          DWS Balanced VIP A II
    AIM V. I. Mid Cap Core Equity II                       DWS Money Market VIP A II
    AIM V. I. Money Market II                              DWS Small Cap Growth VIP A II
    AIM V. I. Technology II
    AIM V. I. Utilities II                             Federated Insurance Series
                                                           Federated Prime Money Fund II
AllianceBernstein Variable Product Series Fund
    AllianceBernstein VPS Growth (Previously known     Fidelity Variable Insurance Products Fund
       as AllianceBernstein Growth)                        VIP Contrafund
    AllianceBernstein VPS Growth & Income                  VIP Equity-Income
       (Previously known as AllianceBernstein              VIP Growth
       Growth & Income)                                    VIP High Income
    AllianceBernstein VPS International Value              VIP Index 500
       (Previously known as AllianceBernstein              VIP Investment Grade Bond
       International Value)                                VIP Overseas
    AllianceBernstein VPS Large Cap Growth
       (Previously known as AllianceBernstein Large    Fidelity Variable Insurance Products Fund
       Cap Growth)                                     (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value              VIP Asset Manager Growth (Service Class 2)
       (Previously known as AllianceBernstein              VIP Contrafund (Service Class 2)
       Small/Mid Cap Value)                                VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Freedom 2010 Portfolio (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2030 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom Income Portfolio (Service Class 2)
                                                           VIP Growth & Income (Service Class 2)
                                                           VIP Growth (Service Class 2)
                                                           VIP Growth Stock Portfolio (Service Class 2)
                                                              (Previously known as VIP Freedom Growth
                                                              Stock Portfolio (Service Class 2))

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund                 Legg Mason Variable Income Trust
(Service Class 2) (continued)                                 Legg Mason Variable All Cap Portfolio I (On
    VIP High Income (Service Class 2)                            April 27, 2007, merged into Legg Mason
    VIP Index 500 (Service Class 2)                              Variable Fundamental Value Portfolio)
    VIP Investment Grade Bond (Service Class 2)               Legg Mason Variable Fundamental
    VIP MidCap (Service Class 2)                                 Value Portfolio
    VIP Money Market (Service Class 2)
    VIP Overseas (Service Class 2)                        Legg Mason Partners Variable Portfolios I, Inc
                                                              Legg Mason Variable Investors Portfolio I
Franklin Templeton Variable Insurance
Products Trust                                            Lord Abbett Series Fund
    Franklin Flex Cap Growth Securities                       All Value
    Franklin Growth and Income Securities                     Bond-Debenture
    Franklin High Income Securities                           Growth and Income
    Franklin Income Securities                                Growth Opportunities
    Franklin Large Cap Growth Securities                      Mid-Cap Value
    Franklin Small Cap Value Securities
    Franklin Small-Mid Cap Growth Securities              MFS Variable Insurance Trust
    Franklin U.S. Government                                  MFS Growth (Previously known as MFS
    Mutual Discovery Securities                                  Emerging Growth)
    Mutual Shares Securities                                  MFS High Income
    Templeton Developing Markets Securities                   MFS Investors Trust
    Templeton Foreign Securities                              MFS New Discovery
    Templeton Global Income Securities                        MFS Research
    Templeton Growth Securities                               MFS Research Bond
    Franklin Templeton VIP Founding Funds                     MFS Utilities
       Allocation (For the period beginning May 1,
       2008 and ended December 31, 2008)                  MFS Variable Insurance Trust (Service Class)
                                                              MFS Growth (Service Class) (Previously known
Goldman Sachs Variable Insurance Trust                           as MFS Emerging Growth (Service Class))
    VIT Capital Growth                                        MFS Investors Trust (Service Class)
    VIT Growth and Income                                     MFS New Discovery (Service Class)
    VIT Mid Cap Value                                         MFS Research (Service Class)
    VIT Strategic International Equity (Previously            MFS Utilities (Service Class)
       known as VIT International Equity)
    VIT Structured Small Cap Equity                       Morgan Stanley Variable Investment Series
    VIT Structured U. S. Equity                               Aggressive Equity
                                                              Dividend Growth
Janus Aspen Series                                            Capital Opportunities (Previously known
    Forty Portfolio                                              as Equity)
                                                              European Equity (Previously known as
Janus Aspen Series (Service Shares)                              European Growth)
    Foreign Stock (Service Shares) (On April 30, 2008         Global Advantage
       Foreign Stock (Service Shares) merged into             Global Dividend Growth
       International Growth (Service Shares))                 High Yield
    International Growth (Service Shares) (On April 30,       Income Builder
       2008 Foreign Stock (Service Shares) merged             Income Plus (Previously known as Quality
       into International Growth (Service Shares))               Income Plus)
                                                              Limited Duration
Lazard Retirement Series, Inc.                                Money Market
    Emerging Markets Equity                                   S&P 500 Index

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Morgan Stanley Variable Investment Series                Oppenheimer Variable Account Funds
(continued)                                              (Service Shares ("SS")) (continued)
    Strategist                                               Oppenheimer MidCap Fund (SS)
    Utilities                                                Oppenheimer Strategic Bond (SS)

Morgan Stanley Variable Investment Series                Profunds VP
(Class Y Shares)                                             ProFund VP Consumer Services*
    Aggressive Equity (Class Y Shares)                       ProFund VP Consumer Goods Portfolio*
    Dividend Growth (Class Y Shares)                         ProFund VP Financials*
    Capital Opportunities (Class Y Shares) (Previously       ProFund VP Health Care*
       known as Equity (Class Y Shares))                     ProFund VP Industrials*
    European Equity (Class Y Shares) (Previously             ProFund VP Mid-Cap Growth*
       known as European Growth (Class Y Shares))            ProFund VP Mid-Cap Value*
    Global Advantage (Class Y Shares)                        ProFund VP Real Estate*
    Global Dividend Growth (Class Y Shares)                  ProFund VP Small-Cap Growth*
    High Yield (Class Y Shares)                              ProFund VP Small-Cap Value*
    Income Builder (Class Y Shares)                          ProFund VP Telecommunications*
    Income Plus (Class Y Shares) (Previously known           ProFund VP Utilities*
       as Quality Income Plus (Class Y Shares))              ProFund VP Large-Cap Growth*
    Limited Duration (Class Y Shares)                        ProFund VP Large-Cap Value*
    Money Market (Class Y Shares)
    S&P 500 Index (Class Y Shares)                       PIMCO Variable Insurance Trust
    Strategist (Class Y Shares)                              Foreign Bond (US Dollar Hedged) (Previously
    Utilities (Class Y Shares)                                  known as Foreign Bond)
                                                             Money Market
Neuberger & Berman Advisors Management Trust                 PIMCO Total Return
    AMT Mid-Cap Growth*                                      PIMCO VIT Commodity Real Return Strategy
    AMT Partners                                             PIMCO VIT Emerging Markets Bond
                                                                (Advisor Shares)
Oppenheimer Variable Account Funds                           PIMCO VIT RealReturn (Advisor Shares)
    Oppenheimer Balanced                                     PIMCO VIT Total Return (Advisor Shares)
    Oppenheimer Capital Appreciation
    Oppenheimer Core Bond                                Premier Variable Insurance Trust
    Oppenheimer Global Securities                            OpCap Balanced
    Oppenheimer High Income                                  NACM Small Cap (Previously known as OpCap
    Oppenheimer Main Street                                     Small Cal)
    Oppenheimer Main Street Small Cap (Previously
       known as Oppenheimer Main Street Small            Putnam Variable Trust
       Cap Growth (SC))                                      VT American Government Income
    Oppenheimer MidCap Fund                                  VT Capital Appreciation
    Oppenheimer Strategic Bond                               VT Capital Opportunities
                                                             VT Discovery Growth
Oppenheimer Variable Account Funds                           VT Diversified Income
(Service Shares ("SS"))                                      VT Equity Income
    Oppenheimer Balanced (SS)                                VT The George Putnam Fund of Boston
    Oppenheimer Capital Appreciation (SS)                    VT Global Asset Allocation
    Oppenheimer Core Bond (SS)                               VT Global Equity
    Oppenheimer Global Securities (SS)                       VT Growth and Income
    Oppenheimer High Income (SS)                             VT Growth Opportunities
    Oppenheimer Main Street (SS)                             VT Health Sciences
    Oppenheimer Main Street Small Cap (SS)                   VT High Yield

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Putnam Variable Trust (continued)                    The Universal Institutional Funds, Inc. (continued)
    VT Income                                            Van Kampen UIF Core Plus Fixed Income
    VT International Equity                                 (Previously known as Van Kampen UIF
    VT International Growth and Income                      Fixed Income)
    VT International New Opportunities                   Van Kampen UIF Emerging Markets Equity
    VT Investors                                         Van Kampen UIF Global Value Equity
    VT Mid Cap Value                                     Van Kampen UIF High Yield
    VT Money Market                                      Van Kampen UIF International Magnum
    VT New Opportunities                                 Van Kampen UIF Mid Cap Growth
    VT New Value                                         Van Kampen UIF U.S. Mid Cap Value
    VT OTC & Emerging Growth                             Van Kampen UIF U.S. Real Estate
    VT Research                                          Van Kampen UIF Value
    VT Small Cap Value
    VT Utilities Growth and Income                   The Universal Institutional Funds, Inc. (Class II)
    VT Vista                                             Van Kampen UIF Capital Growth (Class II)
    VT Voyager                                              (Previously known as Van Kampen UIF
                                                            Equity Growth (Class II))
RidgeWorth Variable Trust                                Van Kampen UIF Emerging Markets Debt
    RidgeWorth Large Cap Core Equity (Previously            (Class II)
       known as STI Classic Large Cap Core Equity        Van Kampen UIF Emerging Markets Equity
       Fund)                                                (Class II)
    RidgeWorth Large Cap Growth Stock (Previously        Van Kampen UIF Equity and Income (Class II)
       known as STI Classic Large Cap Growth             Van Kampen UIF Global Franchise (Class II)
       Stock Fund)                                       Van Kampen UIF Int'l Growth Equity (Class II)
    RidgeWorth International Equity (On April 27,        Van Kampen UIF Mid Cap Growth (Class II)
       2007, merged into Federated Prime Money           Van Kampen UIF Small Company Growth
       Fund II)                                             (Class II)
    RidgeWorth Investment Grade Bond (Closed on          Van Kampen UIF U.S. Mid Cap Value (Class II)
       April 27, 2007)                                   Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Value Equity (Previously
       known as STI Classic Large Cap Value Equity   Van Kampen Life Investment Trust
       Fund)                                             LIT Capital Growth (Previously known as LIT
    RidgeWorth Mid-Cap Core Equity Fund                     Strat Growth I)
       (Previously known as STI Classic Mid-Cap          LIT Comstock
       Core Equity Fund)                                 LIT Government
    RidgeWorth Small Cap Value Equity (Previously        LIT Money Market
       known as STI Classic Small Cap Value Equity
       Fund)                                         Van Kampen Life Investment Trust (Class II)
                                                         LIT Capital Growth (Class II) (Previously
Rydex Variable Trust                                        known as LIT Strat Growth II)
    Rydex VT Nasdaq 100 Strategy Fund (Previously        LIT Comstock (Class II)
       known as Rydex OTC)                               LIT Growth and Income (Class II)
                                                         LIT MidCap Growth (Class II)
The Universal Institutional Funds, Inc.                  LIT Money Market (Class II)
    Van Kampen UIF Capital Growth (Previously
       known as Van Kampen UIF Equity Growth)

--------
*  Fund was available, but had no assets at December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Account adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have an effect on the Account's determination of fair value.

   In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. SFAS
No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2008 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2008 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Adopted Accounting Standard--In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. The Account adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Account adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have an effect on the Account's financial statements.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2008 were as follows:

                                                               Purchases
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation (a)........ $15,132,856
         AST Advanced Strategies.............................   3,678,377
         AST Aggressive Asset Allocation.....................     240,398
         AST AllianceBernstein Core Value....................      94,812
         AST AllianceBernstein Growth & Income...............      34,133
         AST American Century Income & Growth................      14,129
         AST Balanced Asset Allocation (b)...................  10,959,929
         AST Bond Portfolio 2018 (c).........................   1,783,553
         AST Bond Portfolio 2019 (c).........................     210,102
         AST Capital Growth Asset Allocation.................  11,994,860
         AST CLS Growth Asset Allocation.....................     550,526
         AST CLS Moderate Asset Allocation...................   1,331,324
         AST Cohen & Steers Realty...........................      54,011
         AST DeAm Large-Cap Value............................      27,536
         AST DeAm Small-Cap Value (d)........................       6,362
         AST Federated Aggressive Growth.....................      28,650
         AST First Trust Balanced Target.....................   7,051,078
         AST First Trust Capital Appreciation Target.........  24,635,230
         AST Focus Four Plus (e).............................      25,170
         AST Global Real Estate (e)..........................         417
         AST Goldman Sachs Concentrated Growth...............      93,639
         AST Goldman Sachs Mid-Cap Growth....................      84,579
         AST Goldman Sachs Small-Cap Value...................       2,799
         AST High Yield......................................      52,622
         AST Horizon Growth Asset Allocation.................     246,628
         AST Horizon Moderate Asset Allocation...............     694,851
         AST International Growth............................     109,285
         AST International Value.............................     182,517
         AST Investment Grade Bond (c).......................  21,778,920
         AST JPMorgan International Equity...................      83,355
         AST Large-Cap Value.................................      47,521
         AST Lord Abbett Bond-Debenture......................      50,008
         AST Marsico Capital Growth..........................      82,061
         AST MFS Global Equity...............................     151,216
         AST MFS Growth......................................      17,688
         AST Mid-Cap Value...................................      45,135
         AST Money Market....................................   1,476,939

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                          Purchases
                                                                         -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Neuberger Berman/LSV Mid-Cap Value (f)........................... $    53,197
   AST Neuberger Berman Mid-Cap Growth Portfolio........................      45,375
   AST Neuberger Berman Small-Cap Growth Portfolio......................       9,450
   AST Niemann Capital Growth Asset Allocation..........................     261,436
   AST Parametric Emerging Markets Equity (e)...........................       6,717
   AST PIMCO Limited Maturity Bond......................................     211,291
   AST PIMCO Total Return Bond..........................................     199,967
   AST Preservation Asset Allocation....................................   7,960,170
   AST QMA US Equity Alpha (g)..........................................     154,887
   AST Schroders Multi-Asset World Strategies (h).......................     793,284
   AST Small-Cap Growth.................................................       8,358
   AST Small-Cap Value..................................................      42,076
   AST T. Rowe Price Asset Allocation...................................   9,776,234
   AST T. Rowe Price Global Bond........................................      97,597
   AST T. Rowe Price Large-Cap Growth...................................      71,258
   AST T. Rowe Price Natural Resources..................................     133,882
   AST UBS Dynamic Alpha................................................   6,046,945
   Franklin Templeton VIP Founding Funds Allocation (i).................   4,945,565

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced.............................................   2,482,563
   AIM V. I. Basic Value................................................   3,325,966
   AIM V. I. Capital Appreciation.......................................   1,212,823
   AIM V. I. Capital Development........................................   2,285,390
   AIM V. I. Core Equity................................................   4,669,138
   AIM V. I. Diversified Income.........................................   2,342,543
   AIM V. I. Government Securities......................................   5,872,846
   AIM V. I. High Yield.................................................   1,090,125
   AIM V. I. International Growth.......................................   1,957,582
   AIM V. I. Large Cap Growth...........................................     672,907
   AIM V. I. Mid Cap Core Equity........................................   3,781,041
   AIM V. I. Money Market...............................................  17,652,905
   AIM V. I. Technology.................................................     174,293
   AIM V. I. Utilities..................................................   2,059,457

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..........................................      63,314
   AIM V. I. Basic Value II.............................................   4,117,912
   AIM V. I. Capital Appreciation II....................................      50,730
   AIM V. I. Capital Development II.....................................      85,442

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. Core Equity II......................................................... $   151,966
   AIM V. I. Diversified Income II..................................................      75,491
   AIM V. I. Government Securities II...............................................   1,480,004
   AIM V. I. High Yield II..........................................................     163,348
   AIM V. I. International Growth II................................................      54,864
   AIM V. I. Large Cap Growth II....................................................      71,518
   AIM V. I. Mid Cap Core Equity II.................................................     807,109
   AIM V. I. Money Market II........................................................     223,190
   AIM V. I. Technology II..........................................................       2,628
   AIM V. I. Utilities II...........................................................     199,449

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.....................................................   1,223,376
   AllianceBernstein VPS Growth & Income............................................  25,718,605
   AllianceBernstein VPS International Value........................................   8,768,977
   AllianceBernstein VPS Large Cap Growth...........................................   2,086,779
   AllianceBernstein VPS Small/Mid Cap Value........................................   4,567,486
   AllianceBernstein VPS Utility Income.............................................   2,229,658
   AllianceBernstein VPS Value......................................................     499,366

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.....................................................       2,144

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.........................................       1,123

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.........................................................      43,237

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..............................................................      26,119
   VIF Money Market.................................................................   3,004,936

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...................................................................      60,080
   DWS Capital Growth VIP A.........................................................     132,559
   DWS Global Opportunities VIP A...................................................     244,363
   DWS Growth and Income VIP A......................................................     140,122
   DWS International VIP A..........................................................     243,869

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II............................................................     159,983
   DWS Money Market VIP A II........................................................     186,811
   DWS Small Cap Growth VIP A II....................................................      71,384

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II....................................................   2,129,547

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...................................................................     850,494
   VIP Equity-Income................................................................      58,500

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
   VIP Growth................................................................................ $   401,724
   VIP High Income...........................................................................     183,052
   VIP Index 500.............................................................................     367,516
   VIP Investment Grade Bond.................................................................     674,118
   VIP Overseas..............................................................................     667,849

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................       1,016
   VIP Contrafund (Service Class 2)..........................................................  20,433,570
   VIP Equity-Income (Service Class 2).......................................................      87,884
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   8,214,624
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   4,536,397
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................   1,654,749
   VIP Freedom Income Portfolio (Service Class 2)............................................   2,687,008
   VIP Growth & Income (Service Class 2).....................................................   3,516,318
   VIP Growth (Service Class 2)..............................................................     292,475
   VIP Growth Stock (Service Class 2)........................................................     921,320
   VIP High Income (Service Class 2).........................................................   1,828,003
   VIP Index 500 (Service Class 2)...........................................................   2,147,222
   VIP Investment Grade Bond (Service Class 2)...............................................         718
   VIP Mid Cap (Service Class 2).............................................................   7,891,995
   VIP Money Market (Service Class 2)........................................................  30,289,614
   VIP Overseas (Service Class 2)............................................................     136,027

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................   1,057,567
   Franklin Growth and Income Securities.....................................................  10,206,323
   Franklin High Income Securities...........................................................   2,114,877
   Franklin Income Securities................................................................  39,910,351
   Franklin Large Cap Growth Securities......................................................   9,166,397
   Franklin Small Cap Value Securities.......................................................   8,125,653
   Franklin Small Mid-Cap Growth Securities..................................................     526,367
   Franklin U.S. Government..................................................................  33,117,845
   Mutual Discovery Securities...............................................................   8,605,771
   Mutual Shares Securities..................................................................  19,884,920
   Templeton Developing Markets Securities...................................................  14,277,724
   Templeton Foreign Securities..............................................................  34,402,349
   Templeton Global Income Securities........................................................     888,754
   Templeton Growth Securities...............................................................     225,395

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth........................................................................          19
   VIT Growth and Income.....................................................................     781,984
   VIT Mid Cap Value.........................................................................     134,155
   VIT Strategic International Equity........................................................         276

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                     ----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Structured Small Cap Equity.................................................. $  939,036
   VIT Structured U.S. Equity.......................................................  1,283,158

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..................................................................        201

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares) (j)(al)...........................................      2,178
   International Growth (Service Shares) (k)(al)....................................     57,928

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets.................................................................        898

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason Variable Fundamental Value Portfolio..................................         33

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I........................................        259

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value........................................................................  1,494,715
   Bond-Debenture...................................................................  6,369,760
   Growth and Income................................................................  3,213,287
   Growth Opportunities.............................................................  2,668,610
   Mid-Cap Value....................................................................  5,446,723

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth (l)...................................................................      7,814
   MFS High Income..................................................................    135,935
   MFS Investors Trust..............................................................    236,191
   MFS New Discovery................................................................    616,690
   MFS Research.....................................................................      5,958
   MFS Research Bond................................................................    146,401
   MFS Utilities....................................................................     57,231

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class) (m)...................................................    172,610
   MFS Investors Trust (Service Class)..............................................     43,585
   MFS New Discovery (Service Class)................................................    108,829
   MFS Research (Service Class).....................................................        992
   MFS Utilities (Service Class)....................................................    289,648

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity................................................................    200,691
   Dividend Growth..................................................................  1,263,372

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(l)Previously known as MFS Emerging Growth
(m)Previously known as MFS Emerging Growth (Service Class)
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Morgan Stanley Variable Investment Series Sub-Accounts (continued):
   Capital Opportunities (n)................................................................ $ 1,300,187
   European Equity (o)......................................................................  17,892,812
   Global Advantage.........................................................................     209,782
   Global Dividend Growth...................................................................  21,470,946
   High Yield...............................................................................     672,064
   Income Builder...........................................................................   3,952,915
   Income Plus (p)..........................................................................   4,608,207
   Limited Duration.........................................................................   1,958,950
   Money Market.............................................................................  37,651,873
   S&P 500 Index............................................................................   3,160,297
   Strategist...............................................................................  19,889,531
   Utilities................................................................................  20,173,942

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     639,050
   Dividend Growth (Class Y Shares).........................................................   1,020,906
   Capital Opportunities (Class Y Shares) (q)...............................................   3,941,842
   European Equity (Class Y Shares) (r).....................................................   5,951,000
   Global Advantage (Class Y Shares)........................................................     519,224
   Global Dividend Growth (Class Y Shares)..................................................  11,018,299
   High Yield (Class Y Shares)..............................................................     517,064
   Income Builder (Class Y Shares)..........................................................   4,549,326
   Income Plus (Class Y Shares) (s).........................................................   8,422,832
   Limited Duration (Class Y Shares)........................................................   3,958,392
   Money Market (Class Y Shares)............................................................  68,161,344
   S&P 500 Index (Class Y Shares)...........................................................   6,475,601
   Strategist (Class Y Shares)..............................................................  10,605,863
   Utilities (Class Y Shares)...............................................................   5,737,807

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       9,464

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     568,296
   Oppenheimer Capital Appreciation.........................................................     397,118
   Oppenheimer Core Bond....................................................................     584,517
   Oppenheimer Global Securities............................................................     994,741
   Oppenheimer High Income..................................................................     161,660
   Oppenheimer Main Street..................................................................     426,493

--------
(n)Previously known as Equity
(o)Previously known as European Growth
(p)Previously known as Quality Income Plus
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)
(s)Previously known as Quality Income Plus (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Main Street Small Cap (t).................................................... $   363,250
   Oppenheimer MidCap Fund..................................................................      39,905
   Oppenheimer Strategic Bond...............................................................   1,302,422

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................   5,572,911
   Oppenheimer Capital Appreciation (SS)....................................................   7,605,974
   Oppenheimer Core Bond (SS)...............................................................  11,192,986
   Oppenheimer Global Securities (SS).......................................................   5,175,649
   Oppenheimer High Income (SS).............................................................  11,784,572
   Oppenheimer Strategic Bond (SS)..........................................................  18,629,313
   Oppenheimer Main Street Small Cap (SS) (u)...............................................   4,896,459
   Oppenheimer MidCap Fund (SS).............................................................   1,262,813
   Oppenheimer Main Street (SS).............................................................  13,792,800

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar_Hedged) (v)......................................................          92
   Money Market.............................................................................         562
   PIMCO Total Return.......................................................................         355
   PIMCO VIT Commodity RealReturn Strategy..................................................   2,776,003
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     740,639
   PIMCO VIT Real Return (Advisor Shares)...................................................   7,349,810
   PIMCO VIT Total Return (Advisor Shares)..................................................  12,534,236

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap (w).......................................................................         421
   OpCap Balanced...........................................................................       1,240

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  10,716,699
   VT Capital Appreciation..................................................................   2,134,089
   VT Capital Opportunities.................................................................     969,025
   VT Discovery Growth......................................................................   2,015,572
   VT Diversified Income....................................................................   6,460,909
   VT Equity Income.........................................................................   6,434,845
   VT The George Putnam Fund of Boston......................................................  21,678,835
   VT Global Asset Allocation...............................................................   6,936,740
   VT Global Equity.........................................................................   2,533,360
   VT Growth and Income.....................................................................  65,282,741
   VT Growth Opportunities..................................................................     647,878
   VT Health Sciences.......................................................................   2,337,973
   VT High Yield............................................................................   9,732,102

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond
(w)Previously known as OpCap Small Cap

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Income........................................................................ $ 18,434,884
   VT International Equity..........................................................   51,508,809
   VT International Growth and Income...............................................   12,517,797
   VT International New Opportunities...............................................    2,109,913
   VT Investors.....................................................................    2,537,263
   VT Mid Cap Value.................................................................    4,504,137
   VT Money Market..................................................................  109,385,470
   VT New Opportunities.............................................................      549,953
   VT New Value.....................................................................   37,378,953
   VT OTC & Emerging Growth.........................................................      557,132
   VT Research......................................................................    1,353,484
   VT Small Cap Value...............................................................   23,597,616
   VT Utilities Growth and Income...................................................    4,405,889
   VT Vista.........................................................................      775,607
   VT Voyager.......................................................................    2,739,205

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity (x).............................................      359,873
   RidgeWorth Large Cap Growth Stock (y)............................................    1,906,433
   RidgeWorth Large Cap Value Equity (z)............................................    1,369,204
   RidgeWorth Mid-Cap Core Equity (aa)..............................................      586,356
   RidgeWorth Small Cap Value Equity (ab)...........................................    2,191,066

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)...............................................    3,320,126
   Van Kampen UIF Core Plus Fixed Income (ae).......................................       74,999
   Van Kampen UIF Emerging Markets Equity...........................................   15,439,309
   Van Kampen UIF Global Value Equity...............................................       12,418
   Van Kampen UIF High Yield........................................................          757
   Van Kampen UIF International Magnum..............................................    6,284,424
   Van Kampen UIF Mid Cap Growth....................................................    8,723,823
   Van Kampen UIF U.S. Mid Cap Value................................................   27,962,516
   Van Kampen UIF U.S. Real Estate..................................................   15,285,137
   Van Kampen UIF Value.............................................................       37,717

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    4,471,733
   Van Kampen UIF Emerging Markets Equity (Class II)................................    8,659,524

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                 --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity and Income (Class II).................................................. $    8,915,537
   Van Kampen UIF Capital Growth (Class II) (af)................................................      1,349,597
   Van Kampen UIF Global Franchise (Class II)...................................................     12,611,994
   Van Kampen UIF Int'l Growth Equity (Class II)................................................      1,810,813
   Van Kampen UIF Mid Cap Growth (Class II).....................................................     18,409,546
   Van Kampen UIF Small Company Growth (Class II)...............................................      2,861,630
   Van Kampen UIF U.S. Mid Cap Value (Class II).................................................     25,076,251
   Van Kampen UIF U.S. Real Estate (Class II)...................................................     38,128,657

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth (ag)......................................................................      1,354,282
   LIT Comstock.................................................................................      6,174,087
   LIT Government...............................................................................        248,229
   LIT Money Market.............................................................................      2,762,632

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II) (ah)...........................................................      3,390,894
   LIT Comstock (Class II)......................................................................     24,870,586
   LIT Growth and Income (Class II).............................................................     11,031,857
   LIT Mid Cap Growth (Class II) (ai)...........................................................      7,378,422
   LIT Money Market (Class II)..................................................................     25,022,192
                                                                                                 --------------
                                                                                                 $1,609,513,884
                                                                                                 ==============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II
(ai)Previously known as LIT Aggressive Growth (Class II)

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation (a)
   2008...............  867    $ 6.91 -  7.05     $6,065        2.29%       1.15 - 2.60%    -33.56 - -32.61%
   2007 (aj)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (aj)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (aj)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (aj)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (aj)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (aj)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation (b)
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (aj)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2008...............  662      6.58 -  6.72      4,408        1.73        1.15 - 2.65     -36.62 - -35.68
   2007 (aj)..........  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2008...............    9      6.71 -  6.72         59        0.52        1.15 - 1.50     -33.60 - -33.45

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2008.................   102   $ 7.30 -  7.37     $  746       0.00%        1.15 - 2.65%    -27.59 - -26.87%

   AST Cohen & Steers Realty
   2008.................     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (aj)............     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2008.................     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (aj)............   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008 (d).............    --       NA - NA            --       0.00           -- - --           NA - NA
   2007 (aj)............   < 1     8.80 -  8.86        < 1       0.00         1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth
   2008.................     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (aj)............   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2008.................   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (aj)............   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2008................. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (aj)............   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus Portfolio
   2008 (e).............     2     7.46 -  7.49         13       0.00         1.15 - 2.00     -25.36 - -25.09

   AST Global Real Estate
   2008 (e).............   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2008.................     5     6.13 -  6.16         30       0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (aj)............   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2008.................     6     6.09 -  6.12         38       0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (aj)............   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Goldman Sachs Small-Cap Value
   2008..............   < 1   $ 7.66 -  7.66    $     2        0.00%       1.15 - 1.15%    -23.68 - -23.68%

   AST High Yield
   2008..............     5     7.72 -  7.77         39        9.59        1.15 - 1.55     -26.68 - -26.39
   2007 (aj).........   < 1    10.48 - 10.56          2        0.00        1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2008..............    15     7.12 -  7.16        106        0.05        1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2008..............    37     7.60 -  7.64        279        0.02        1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00     -51.21 - -50.80
   2007 (aj).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00     -45.10 - -44.64
   2007 (aj).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2008 (c).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (aj).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (aj).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (aj).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (aj).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST MFS Global Equity
   2008.................   12    $ 6.79 -  6.82     $   85        2.29%       1.15 - 1.50%    -34.97 - -34.74%
   2007 (aj)............    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

   AST MFS Growth
   2008.................    1      6.79 -  6.79          7        0.93        1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2008.................    2      5.95 -  5.98         10        4.48        1.15 - 1.50     -39.04 - -38.83
   2007 (aj)............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2008.................   99     10.17 - 10.29      1,015        1.16        1.15 - 2.00       0.50 -   1.34
   2007 (aj)............    7     10.09 - 10.16         66        0.30        1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman/LSV Mid-Cap Value (f)
   2008.................    5      5.70 -  5.74         27        4.06        1.15 - 1.65     -43.20 - -42.92
   2007 (aj)............  < 1      9.99 - 10.05          2        0.00        1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2008.................    4      5.87 -  5.91         24        0.00        1.15 - 1.65     -44.11 - -43.83
   2007 (aj)............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2008.................    1      6.37 -  6.40          5        0.00        1.15 - 1.50     -43.39 - -43.19
   2007 (aj)............  < 1     11.19 - 11.27          1        0.00        1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2008.................   17      7.46 -  7.53        128        0.00        1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2008 (e).............    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2008.................   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2008.................   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (aj)............    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Preservation Asset Allocation
   2008..............  556    $ 8.20 -  8.37     $4,624        0.97%       1.15 - 2.60%    -21.53 - -20.40%
   2007 (aj).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha (g)
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (aj).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies (h)
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (aj).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (aj).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (aj).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (aj).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (aj).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

   AST T. Rowe Price Natural Resources
   2008..............   14      5.73 -  5.77         82        0.93        1.15 - 1.65     -50.80 - -50.56
   2007 (aj).........    4     11.59 - 11.67         44        0.80        1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (aj).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   Franklin Templeton VIP Founding Funds Allocation
   2008 (i)..........  251       6.62 - 6.67      1,672        4.30        1.15 - 2.30     -34.36 - -33.86

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2008................  2,509  $ 6.07 -  7.80    $ 18,062      4.11%        1.10 - 1.85%    -39.46 - -39.00%
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14
   2004................  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -   6.29

   AIM V. I. Basic Value
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58
   2004................  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -   8.03

   AIM V. I. Capital Appreciation
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08
   2004................ 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -   5.88

   AIM V. I. Capital Development
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41
   2004................  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 -  14.24

   AIM V. I. Core Equity
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16
   2004................ 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -   7.62

   AIM V. I. Diversified Income
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78
   2004................  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -   3.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2008................ 1,525   $14.16 - 15.41    $23,070       3.60%        1.10 - 1.70%     10.42 -  11.08%
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55
   2004................ 3,234    11.81 - 12.39     41,389       3.54         1.15 - 1.65       0.89 -   1.39

   AIM V. I. High Yield
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60
   2004................ 1,993    10.98 - 11.94     19,434       2.86         1.15 - 1.85       9.19 -   9.98

   AIM V. I. International Growth
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24
   2004................ 3,969    10.37 - 10.60     47,559       0.64         1.25 - 1.65      21.98 -  22.47

   AIM V. I. Large Cap Growth
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (at)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44
   2004................ 1,876    10.78 - 10.84     25,617       0.40         1.28 - 2.20       7.76 -   8.43

   AIM V. I. Money Market
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40
   2004................ 2,239    10.17 - 11.26     25,037       0.63         1.10 - 1.70      -1.01 -  -0.41

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense
                        Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2008................   281   $ 6.98 -  7.18    $ 1,985       0.00%        1.10 - 1.70%    -45.44 - -45.11%
   2007................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06
   2004 (au)...........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 -  11.17

   AIM V. I. Utilities
   2008................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56
   2004 (au)...........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 -  22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2008................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65
   2004................   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -   5.85

   AIM V. I. Basic Value II

   2008................ 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................ 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................ 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................ 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07
   2004................ 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -   9.41

   AIM V. I. Capital Appreciation II
   2008................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18
   2004................   629    12.59 - 12.88      7,748       0.00         1.29 - 2.59       3.58 -   4.96

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2008................   42    $ 7.87 -  8.27     $  336       0.00%        1.30 - 2.00%    -48.18 - -47.81%
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86
   2004................   36     11.49 - 11.73        421       0.00         1.30 - 2.00      12.96 -  13.77

   AIM V. I. Core Equity II
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72
   2004................   45     10.69 - 10.92        491       0.90         1.30 - 2.00       6.50 -   7.26

   AIM V. I. Diversified Income II
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35
   2004................   69     10.88 - 11.14        758       6.48         1.30 - 2.10       2.50 -   3.33

   AIM V. I. Government Securities II
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411       3.52         1.30 - 2.10       0.12 -   0.94

   AIM V. I. High Yield II
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11
   2004................   65     12.62 - 12.88        836       3.17         1.30 - 2.00       8.91 -   9.69

   AIM V. I. International Growth II
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18
   2004................   56     12.59 - 12.87        710       0.59         1.30 - 2.00      21.23 -  22.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2008................   84    $ 7.52 -  7.67     $  639       0.00%        1.30 - 2.10%    -39.70 - -39.21%
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (at)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239       0.04         1.29 - 2.44       7.41 -   8.26

   AIM V. I. Money Market II
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95
   2004................  580      9.48 -  9.78      5,632       0.61         1.30 - 2.30      -5.17 -  -0.87

   AIM V. I. Technology II
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63
   2004 (au)...........   13     11.01 - 11.07        144       0.00         1.30 - 2.00      10.13 -  10.66

   AIM V. I. Utilities II
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04
   2004 (au)...........   37     12.17 - 12.22        456       0.00         1.30 - 1.85      21.75 -  22.20

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   Alliance Bernstein VPS Growth
   2008..............  3,866  $ 4.87 -  8.86    $ 24,187      0.00%        0.70 - 2.59%    -44.09 - -43.00%
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 -  -1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86
   2004..............  6,175    7.03 - 13.80      49,046      0.00         0.70 - 2.59      11.56 -  13.73

   Alliance Bernstein VPS Growth & Income
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87
   2004.............. 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 -  10.45

   Alliance Bernstein VPS International Value
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (av).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   Alliance Bernstein VPS Large Cap Growth
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04
   2004..............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -   7.59

   Alliance Bernstein VPS Small/Mid Cap Value
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26
   2004..............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 -  17.54

   Alliance Bernstein VPS Utility Income
   2008..............    424    9.59 - 10.06       4,191      2.95         1.29 - 2.59     -38.40 - -37.57
   2007..............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 -  20.46
   2006..............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 -  33.83
   2005 (av).........    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -   9.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   Alliance Bernstein VPS Value
   2008...................  274    $ 6.74 -  7.08     $1,914       2.24%        1.29 - 2.59%    -42.55 - -41.78%
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (av)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53
   2004...................    5     13.61 - 13.72         62       1.91         1.35 - 1.45       8.20 -   8.31

   American Century VP International
   2007...................   --         NA -   NA         --        N/A         0.00 - 0.00          NA -    NA
   2006...................    2     16.29 - 16.29         30       1.59         1.45 - 1.45      23.23 -  23.23
   2005...................    2     13.22 - 13.33         26       1.65         1.35 - 1.45      11.63 -  11.74
   2004...................    5     11.84 - 11.93         63       0.66         1.35 - 1.45      13.27 -  13.38

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43
   2004...................   31      5.80 -  8.90        257       0.35         1.15 - 1.65       4.47 -   5.00

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2008...............   73    $ 6.98 -  8.22     $  565       1.97%        1.15 - 1.85%    -38.31 - -37.86%
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006...............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005...............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50
   2004...............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -   9.38

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006...............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005...............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17
   2004...............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -   6.24

   VIF Money Market
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006...............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005...............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49
   2004...............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85      -1.06 -  -0.35

   VIF Small Company Stock
   2007 (ak)..........   --       N/A - N/A           --        N/A         0.00 - 0.00        N/A - N/A
   2006...............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -   9.70
   2005...............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 -  -0.25
   2004...............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 -  60.02
   2003...............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 -  41.02
Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2008...............   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007...............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006...............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005...............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89
   2004...............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -   4.64

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Capital Growth VIP A
   2008................  122    $ 8.41 -  8.49     $1,032       1.14%        0.70 - 0.80%    -33.52 - -33.45%
   2007................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20
   2004................  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -   7.23

   DWS Global Opportunities VIP A
   2008................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36
   2004................   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 -  22.48

   DWS Growth and Income VIP A
   2008................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33
   2004................  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -   9.39

   DWS International VIP A
   2008................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36
   2004................   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 -  15.72

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2008................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (av)...........  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts
  (continued):
   DWS Money Market VIP A II
   2008................    87   $10.67 - 10.70    $   935       2.62%        0.70 - 0.80%      1.83 -   1.93%
   2007................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27
   2006 (aw)...........   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2008................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (av)...........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2008................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007 (aq)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58
   2006................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -   3.33
   2005................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -   1.53
   2004................   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85      -1.05 -  -0.34

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2008................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005................ 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60
   2004................ 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 -  14.04

   VIP Equity-Income
   2008................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66
   2004................   497    11.19 - 12.94      6,226       1.55         1.15 - 1.65       9.70 -  10.25

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(aw)For the period beginning November 3, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Growth
   2008..............   540   $ 5.70 -  7.32    $ 3,264        0.78%       1.15 - 1.65%    -48.03 - -47.77%
   2007..............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 -  25.51
   2006..............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -   5.63
   2005.............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -   4.59
   2004.............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -   2.09

   VIP High Income
   2008..............   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53
   2004..............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -   8.23

   VIP Index 500
   2008..............   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63
   2004.............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -   9.24

   VIP Investment Grade Bond
   2008..............   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93
   2004..............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -   3.16

   VIP Overseas
   2008..............   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..............   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69
   2004..............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 -  12.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2008..................     5   $ 7.93 -  7.93    $     40      1.75%        1.35 - 1.35%    -36.81 - -36.81%
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -   2.17
   2004..................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -   4.20

   VIP Contrafund (Service Class 2)
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17
   2004..................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 -  13.60

   VIP Equity-Income (Service Class 2)
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99
   2004..................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -   9.57

   VIP Freedom 2010 Portfolio (Service Class 2)
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ax).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ax).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ax).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2008..................   275   $ 9.40 -  9.56    $ 2,616        4.16%       1.29 - 1.89%    -12.39 - -11.86%
   2007..................   179    10.73 - 10.84      1,936        5.64        1.29 - 1.89       3.90 -   4.54
   2006 (ax).............    54    10.33 - 10.37        561        5.44        1.29 - 1.89       3.31 -   3.73

   VIP Growth & Income (Service Class 2)
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (av).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08
   2004..................   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -   1.73

   VIP Growth Stock (Service Class 2)
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ax).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98
   2004..................   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -   7.91

   VIP Index 500 (Service Class 2)
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15
   2004..................   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -   8.85

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2008..................     1   $11.48 - 11.48    $     7       5.56%        1.50 - 1.50%     -4.91 -  -4.91%
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37
   2004..................     2    11.44 - 11.44         25       4.04         1.50 - 1.50       2.63 -   2.63

   VIP Mid Cap (Service Class 2)
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (av).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ax)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (av).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18
   2004..................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 -  11.61

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (av).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense
                      Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2008..............  4,023  $ 9.66 - 10.54    $ 41,666      3.28%        1.29 - 2.69%    -36.89 - -35.98%
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18
   2004..............  5,083   14.27 - 14.71      74,266      2.61         1.29 - 2.69       7.64 -   9.19

   Franklin High Income Securities
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00
   2004 (au).........    776   10.63 - 10.72       8,293      2.06         1.28 - 2.44       6.34 -   7.18

   Franklin Income Securities
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50
   2004 (au).........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 -  12.63

   Franklin Large Cap Growth Securities
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49
   2004 (ay).........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -   5.33

   Franklin Small Cap Value Securities
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57
   2004..............  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 -  22.15

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2008..............    158  $11.14 - 12.89    $  1,742      0.00%        1.15 - 2.34%    -43.84 - -43.15%
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59
   2004..............    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 -  10.04

   Franklin U.S. Government
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09
   2004 (au).........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -   2.74

   Mutual Discovery Securities
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (av).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29
   2004..............  5,727   10.97 - 13.77      78,149      0.70         1.28 - 2.69       9.60 -   9.75

   Templeton Developing Markets Securities
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20
   2004..............    706   20.32 - 20.90      14,632      1.59         1.29 - 2.59      21.48 -  23.10

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2008...............  9,583  $ 9.79 - 12.82    $115,017       2.41%       1.15 - 2.69%    -41.98 - -41.06%
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91
   2004...............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 -  55.28

   Templeton Global Income Securities
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39
   2004...............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 -  13.26

   Templeton Growth Securities
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62
   2004...............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 -  14.70

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77
   2004...............     10    7.17 - 10.62          83       0.70        1.15 - 1.65       7.30 -   7.84

   VIT Growth and Income
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46
   2004...............      1   10.88 - 10.88           9       1.53        1.59 - 1.59      16.92 -  16.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2008..................   539   $ 7.88 -  8.27    $ 4,412       0.98%        1.29 - 2.59%    -38.36 - -37.53%
   2007..................   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006..................   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005..................   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01
   2004..................   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37      24.17 -  24.17

   VIT Strategic International Equity
   2008..................   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..................   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006..................   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005..................     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41
   2004..................     3    11.10 - 11.41         31       1.29         1.15 - 1.59      11.69 -  14.06

   VIT Structured Small Cap Equity
   2008.................. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.................. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.................. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005.................. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67
   2004..................    28    13.83 - 17.93        446       0.18         1.15 - 1.85      14.18 -  15.00

   VIT Structured U.S. Equity Fund
   2008.................. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.................. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 - 1.85      12.82 -  13.63

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2008..................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007..................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16
   2004 (au).............     2    11.38 - 11.38         19       0.46         1.50 - 1.50      13.82 -  13.82

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2008 (j) (al).........   --        NA - NA         $--           NA         0.00 - 0.00%        NA - NA
   2007..................    2    $22.14 - 22.14       54         1.44%        1.50 - 1.50      16.47 -  16.47%
   2006..................    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005..................    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65
   2004..................    2     15.62 - 15.62       38         0.27         1.50 - 1.50      16.45 -  16.45

   International Growth (Service Shares)
   2008 (k) (al).........    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets
   2008..................  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007..................  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006..................    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005..................    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67
   2004..................  < 1     22.74 - 22.74        9         0.63         1.50 - 1.50      28.63 -  28.63

Investments in the Legg
  Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (am)(ak).........   --        N/A -  N/A       --          N/A         0.00 - 0.00         N/A -   N/A
   2006..................    1     14.32 - 14.32        7         1.38         1.50 - 1.50      16.35 -  16.35
   2005..................    1     12.31 - 12.31        6         0.86         1.50 - 1.50       2.49 -   2.49
   2004..................    1     12.01 - 12.01        6         0.54         1.50 - 1.50       6.69 -   6.69
   2003..................    1     11.26 - 11.26        6         0.26         1.50 - 1.50      36.95 -  36.95

   Legg Mason Variable Fundamental Value Portfolio
   2008..................  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (am)(an).........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I
   2008..................   < 1   $ 8.67 -  8.67    $     1       0.30%        1.50 - 1.50%    -36.59 - -36.59%
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93
   2004 (au).............     1    10.94 - 10.94          8       2.81         1.50 - 1.50       9.35 -   9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40
   2004 (ay).............   170    10.89 - 10.92      1,850       0.57         1.29 - 2.29       8.93 -   9.20

   Bond-Debenture
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01
   2004 (ay).............   253    10.34 - 10.37      2,625       8.91         1.29 - 2.44       3.40 -   3.70

   Growth and Income
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32
   2004 (ay).............   362    10.87 - 10.90      3,950       1.23         1.29 - 2.44       8.73 -   9.04

   Growth Opportunities
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51
   2004 (ay).............    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 -  11.53

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay) For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Mid-Cap Value
   2008................. 3,371   $ 7.40 -  7.83    $26,079       1.19%        1.29 - 2.59%    -40.93 - -40.14%
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01
   2004 (ay)............   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 -  11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Growth (l)
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94
   2004.................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 -  11.67

   MFS High Income
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89
   2004.................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -   7.79

   MFS Investors Trust
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09
   2004.................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -   9.97

   MFS New Discovery
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02
   2004.................   306    12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -   5.20

--------
(l)Previously known as MFS Emerging Growth
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS Research
   2008.................   91    $ 5.58 -  7.32     $  597       0.54%        1.15 - 1.65%    -37.13 - -36.82%
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57
   2004.................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 -  14.53

   MFS Research Bond
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26
   2004.................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -   4.75

   MFS Utilities
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71
   2004.................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 -  28.45

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class) (m)
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46
   2004.................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 -  11.20

   MFS Investors Trust (Service Class)
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58
   2004.................   87      8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -   9.63

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2008...............     43  $ 5.96 -  6.20    $    263      0.00%        1.35 - 1.85%    -40.64 - -40.34%
   2007...............     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006...............    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005...............    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62
   2004...............    120   11.87 - 11.87       1,075      0.00         1.50 - 1.50       4.62 -   4.62

   MFS Research (Service Class)
   2008...............     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007...............     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006...............     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005...............     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12
   2004...............     49    8.62 -  8.79         430      0.88         1.35 - 1.85      13.43 -  14.01

   MFS Utilities (Service Class)
   2008...............     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007...............     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006...............    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005...............    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00
   2004...............     63   13.05 - 13.05         635      1.26         1.50 - 1.50      27.90 -  27.90

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  Sub-Accounts:
   Aggressive Equity
   2008...............  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007...............  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006...............  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005...............  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31
   2004...............  3,564    7.34 -  7.71      36,091      0.01         0.70 - 2.05      10.43 -  11.93

   Dividend Growth
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87
   2004............... 22,317   10.42 - 11.67     696,586      1.55         0.70 - 2.05       6.26 -   7.70

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Capital Opportunities (n)
   2008...............  6,492  $ 5.21 -  5.21    $132,556      0.27%        0.70 - 2.05%    -48.69 - -47.99%
   2007...............  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006............... 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005............... 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33
   2004............... 14,403    6.95 -  7.34     511,428      0.40         0.70 - 2.05       8.89 -  10.37

   European Equity (o)
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93
   2004...............  5,979    9.01 -  9.09     167,620      1.12         0.70 - 2.05      10.45 -  11.95

   Global Advantage
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05
   2004...............  2,664    7.51 -  8.14      22,063      0.43         0.70 - 2.05      10.26 -  11.75

   Global Dividend Growth
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60
   2004............... 10,008   11.83 - 12.89     201,476      1.45         0.70 - 2.05      12.60 -  14.13

   High Yield
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47
   2004...............  3,956    5.62 -  7.59      46,919      7.46         0.70 - 2.05       7.61 -   9.08

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2008...............  1,177  $10.27 - 11.62    $ 15,008      0.80%        0.70 - 2.05%    -27.78 - -26.80%
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21
   2004...............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 -  10.19

   Income Plus (p)
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61
   2004............... 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -   4.49

   Limited Duration
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16
   2004...............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -   0.71

   Money Market
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07
   2004............... 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -   0.16

   S&P 500 Index
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91
   2004............... 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -   9.82

--------
(p)Previously known as Quality Income Plus

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2008...............  5,406  $ 9.92 - 11.42    $126,027      0.77%        0.70 - 2.05%    -25.53 - -24.51%
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57
   2004............... 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -   9.60

   Utilities
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82
   2004...............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 -  19.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15
   2004...............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 -  11.02

   Dividend Growth (Class Y Shares)
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00
   2004............... 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -   6.81

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                     For the year ended December 31,
                         ------------------------------------ ------------------------------------------------
                                   Accumulation                                  Expense            Total
                         Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------  ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Capital Opportunities (Class Y Shares) (q)
   2008.................  6,953   $ 8.74 -  9.42    $ 44,054      0.19%        1.29 - 2.59%    -49.10 - -48.42%
   2007.................  8,548    17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006................. 10,777    14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005................. 12,195    14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38
   2004................. 13,667    12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -   9.43

   European Equity (Class Y Shares) ( r )
   2008.................  2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007.................  2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006.................  3,485    18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005.................  3,838    14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96
   2004.................  4,429    13.78 - 14.09      41,305      0.98         1.29 - 2.59       9.57 -  11.03

   Global Advantage (Class Y Shares)
   2008.................    688    10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007.................    857    18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006.................  1,036    16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005.................  1,190    14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07
   2004.................  1,302    13.66 - 13.97      10,869      0.30         1.29 - 2.59       9.38 -  10.84

   Global Dividend Growth (Class Y Shares)
   2008.................  2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.................  3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006.................  4,671    17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005.................  5,317    14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81
   2004.................  5,319    14.36 - 14.68      65,871      1.37         1.29 - 2.59      11.68 -  13.17

   High Yield (Class Y Shares)
   2008.................  1,904     9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007.................  2,582    12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006.................  3,372    12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005.................  4,278    11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61
   2004.................  4,910    11.99 - 12.25      37,267      7.51         1.29 - 2.59       6.73 -   8.15

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Income Builder (Class Y Shares)
   2008...............  1,415  $10.33 - 11.14    $ 14,458      0.76%        1.29 - 2.59%    -28.35 - -27.39%
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34
   2004...............  3,881   12.47 - 12.75      46,473      3.55         1.29 - 2.59       7.85 -   9.29

   Income Plus (Class Y Shares) (s)
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75
   2004............... 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -   3.72

   Limited Duration (Class Y Shares)
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20
   2004............... 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 -  -0.13

   Money Market (Class Y Shares)
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59       1.21 -  -0.11
   2004...............  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59      -1.99 -  -0.68

   S&P 500 Index (Class Y Shares)
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09
   2004............... 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -   8.87

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                   For the year ended December 31,
                           -------------------------------- ------------------------------------------------
                                    Accumulation     Net                       Expense            Total
                           Units     Unit Value     Assets   Investment        Ratio**          Return***
                           (000s) Lowest to Highest (000s)  Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares)
  Sub-Accounts
  (continued):
   Strategist (Class Y Shares)
   2008................... 4,861   $11.73 - 12.65   $51,318     0.72%        1.29 - 2.59%    -26.17 - -25.18%
   2007................... 6,083    15.89 - 16.91    85,755     2.54         1.29 - 2.59       5.55 -   6.97
   2006................... 7,497    15.06 - 15.81    98,826     2.40         1.29 - 2.59      11.79 -  13.27
   2005................... 8,176    13.47 - 13.95    94,837     1.72         1.29 - 2.59       5.27 -   6.67
   2004................... 8,876    12.79 - 13.08    95,972     1.74         1.29 - 2.59       7.26 -   8.70

   Utilities (Class Y Shares)
   2008................... 1,834    13.19 - 14.22    15,980     0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65    30,831     1.63         1.29 - 2.59      16.92 -  18.48
   2006................... 2,977    17.40 - 18.27    33,317     1.79         1.29 - 2.59      16.93 -  18.48
   2005................... 3,375    14.88 - 15.42    32,047     2.19         1.29 - 2.59      11.40 -  12.88
   2004................... 3,569    13.36 - 13.66    29,343     2.33         1.29 - 2.59      17.17 -  18.73

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2008...................    --       NA -   NA         --       NA         0.00 - 0.00         NA -  NA
   2007...................   < 1    18.97 - 18.97         6     0.00         1.59 - 1.59      20.59 -  20.59
   2006...................   < 1    15.73 - 16.01         7     0.00         1.37 - 1.59      12.89 -  13.14
   2005...................     2    13.93 - 14.38        32     0.00         1.15 - 1.59      11.95 -  12.44
   2004...................     2    12.45 - 12.79        28     0.00         1.15 - 1.59      14.47 -  14.98

   AMT Partners
   2008...................     4     7.76 -  7.76        31     0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57       120     0.58         1.59 - 1.59       7.60 -   7.60
   2006...................     9    15.40 - 15.40       142     0.67         1.59 - 1.59      10.48 -  10.48
   2005...................    11    13.94 - 13.94       159     0.96         1.59 - 1.59      16.19 -  16.19
   2004...................    12    12.00 - 12.00       140     0.01         1.59 - 1.59      17.10 -  17.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2008................   237   $ 8.17 -  8.22    $ 1,884       3.47%        1.15 - 1.80%    -44.49 - -44.12%
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70
   2004................   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -   8.84

   Oppenheimer Capital Appreciation
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90
   2004................ 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -   5.61

   Oppenheimer Core Bond
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -   4.18

   Oppenheimer Global Securities
   2008................   415     9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 -  17.68

   Oppenheimer High Income
   2008................   119     2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -   7.61

   Oppenheimer Main Street
   2008................   362     7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -   8.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (t)
   2008.................   135   $12.49 - 12.97    $ 1,741       0.55%        1.25 - 1.65%    -38.85 - -38.60%
   2007.................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006.................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005.................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56
   2004.................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 -  17.94

   Oppenheimer MidCap Fund
   2008.................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007.................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006.................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005.................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05
   2004.................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 -  18.41

   Oppenheimer Strategic Bond
   2008.................   284    12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007.................   405    15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -   7.43

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2008................. 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -   2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 -  38.83

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation (SS)
   2008................ 4,530   $ 7.93 -  8.60    $ 38,313      0.00%        1.29 - 2.69%    -47.13 - -46.36%
   2007................ 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................ 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................ 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51
   2004................ 3,109    12.66 - 12.97      40,076      0.20         1.29 - 2.69       3.75 -   5.24

   Oppenheimer Core Bond (SS)
   2008................ 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................ 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................ 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02
   2004 (ay)...........    68    10.10 - 10.12         687      0.00         1.29 - 2.09       0.97 -   1.18

   Oppenheimer Global Securities (SS)
   2008................ 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................ 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................ 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................ 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59
   2004................ 1,671    16.36 - 16.81      27,890      1.06         1.29 - 2.54      17.35 -  63.59

   Oppenheimer High Income (SS)
   2008................ 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................ 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................ 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................ 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69
   2004................ 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 -  36.05

   Oppenheimer Main Street (SS)
   2008................ 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................ 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................ 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................ 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38
   2004................ 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -   7.74

--------
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS) (u)
   2008................ 2,004   $11.68 - 12.67    $ 24,922      0.29%        1.29 - 2.59%    -39.61 - -38.80%
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30
   2004................ 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 -  17.64

   Oppenheimer MidCap Fund (SS)
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54
   2004................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 -  17.89

   Oppenheimer Strategic Bond (SS)
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16
   2004................ 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -   7.04

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged) (v)
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57
   2004................   < 1    11.24 - 11.24           2      1.92         1.50 - 1.50       3.98 -   3.98

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   Money Market
   2008............     2   $10.71 - 10.71    $    23       2.32%        1.50 - 1.50%      0.72 -   0.72%
   2007............     2    10.63 - 10.63         25       4.34         1.50 - 1.50       3.30 -   3.30
   2006............     1    10.29 - 10.29          9       4.50         1.50 - 1.50       3.05 -   3.05
   2005............     1     9.99 -  9.99          9       1.89         1.50 - 1.50       1.23 -   1.23
   2004............     2     9.86 -  9.86         18       0.91         1.50 - 1.50      -0.63 -  -0.63

   PIMCO Total Return
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91
   2004............   < 1    11.46 - 11.46          1       1.76         1.50 - 1.50       3.31 -   3.31

   PIMCO VIT Commodity RealReturn Strategy
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ax).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ax).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ax).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ax)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap (w)
   2008...............   < 1   $10.40 - 10.40    $     1       0.00%        1.50 - 1.50%    -42.51 - -42.51%
   2007...............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006...............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005...............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44
   2004...............   < 1    15.15 - 15.15          2       0.04         1.50 - 1.50      16.11 -  16.11

   OpCap Balanced
   2008...............     1     7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007...............     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006...............     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005...............     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20
   2004 (au)..........     1    10.79 - 10.79         10       0.00         1.50 - 1.50       7.94 -   7.94

Investments in the
  Putnam Variable
  Trust Sub-Accounts:
   VT American Government Income
   2008............... 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007............... 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006............... 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005............... 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55
   2004............... 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15       0.45 -   1.84

   VT Capital Appreciation
   2008............... 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007............... 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006............... 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005............... 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02
   2004............... 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15      12.24 -  13.78

   VT Capital Opportunities
   2008...............   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007...............   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006...............   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005...............   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37
   2004...............   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80      16.00 -  17.18

--------
(w)Previously known as OpCap Small Cap
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                     For the year ended December 31,
                        ------------------------------------ ------------------------------------------------
                                  Accumulation                                  Expense            Total
                        Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2008................  2,154   $ 3.17 -  3.54    $  7,383      0.00%        0.80 - 2.15%    -44.52 - -43.75%
   2007................  2,620     5.71 -  6.29      16,059      0.00         0.80 - 2.15       7.93 -   9.43
   2006................  2,971     5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 -  10.18
   2005................  3,413     4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -   6.39
   2004................  4,137     4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -   6.72

   VT Diversified Income
   2008................  3,545     9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007................  4,904    13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006................  5,915    13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005................  6,486    13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23
   2004................  6,968    13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -   8.33

   VT Equity Income
   2008................  1,857    10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007................  2,132    15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006................  2,267    15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005................  2,057    13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66
   2004................  1,611    13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 -  31.03

   VT The George Putnam Fund of Boston
   2008................  9,817     7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007................ 13,315    13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006................ 16,006    13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005................ 19,864    12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17
   2004................ 20,326    11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -   7.34

   VT Global Asset Allocation
   2008................  3,028     8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007................  3,664    12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006................  3,913    12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005................  3,355    10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12
   2004................  2,842    10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -   8.24

   VT Global Equity
   2008................  4,024     4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007................  5,116     7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006................  6,002     7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005................  6,652     5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91
   2004................  7,523     5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 -  12.77

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2008.............. 25,667  $ 7.91 -  9.11    $183,219       2.19%       0.70 - 2.69%    -40.35 - -39.12%
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006.............. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005.............. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50
   2004.............. 60,631   11.57 - 14.46     638,184       1.57        0.70 - 2.69       8.12 -  10.34

   VT Growth Opportunities
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006..............  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005..............  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28
   2004..............  6,236    4.05 -  4.33      26,369       0.00        0.80 - 2.15      -0.44 -   0.93

   VT Health Sciences
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227       0.32        0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355       0.06        0.80 - 2.49      10.39 -  12.29
   2004..............  7,307   11.50 - 11.72      79,846       0.18        0.80 - 2.49       4.46 -   6.27

   VT High Yield
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006..............  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005..............  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27
   2004..............  7,790   13.13 - 14.24     100,363       7.97        0.80 - 2.59       9.66 -  42.44

   VT Income
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006.............. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005.............. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54
   2004.............. 16,891   10.53 - 13.00     201,496       4.05        0.80 - 2.59       3.60 -   5.30

   VT International Equity
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006.............. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005.............. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42
   2004.............. 23,292    8.96 - 14.24     247,472       1.42        0.70 - 2.59      13.19 -  15.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2008..............  2,829  $ 8.02 -  9.52    $ 26,205      1.95%        0.80 - 2.15%    -47.18 - -46.45%
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006..............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005..............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19
   2004..............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 -  20.01

   VT International New Opportunities
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006..............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005..............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42
   2004..............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 -  12.44

   VT Investors
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006.............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005.............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94
   2004.............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 -  11.74

   VT Mid Cap Value
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006..............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005..............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54
   2004..............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 -  14.52

   VT Money Market
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006.............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005..............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71
   2004..............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59      -4.24 -  -0.15

   VT New Opportunities
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005.............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12
   2004.............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -   9.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2008..............  8,326  $ 6.11 -  9.51    $ 72,807      1.86%        0.80 - 2.59%    -46.19 - -45.20%
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51
   2004.............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59      14.50 -  62.44

   VT OTC & Emerging Growth
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00
   2004..............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10       6.25 -   7.66

   VT Research
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17
   2004.............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49       4.88 -   6.70

   VT Small Cap Value
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29
   2004..............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30      23.31 -  25.33

   VT Utilities Growth and Income
   2008..............  2,221   10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69      16.70 -  18.98
   2006..............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69      23.63 -  26.02
   2005..............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69       5.66 -   7.71
   2004..............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69      18.33 -  20.63

   VT Vista
   2008..............  4,906    5.66 -  9.29      27,891      0.00          0.80 -2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69       9.14 -  11.25
   2004.............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69      15.42 -  17.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2008............... 19,903  $ 4.47 -  8.33    $115,942      0.00%        0.70 - 2.69%    -38.73 - -37.47%
   2007............... 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006............... 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005............... 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96
   2004............... 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -   4.30

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth International Equity (ao)
   2007 (aq)(ar)......     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 -  23.06
   2005...............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 -  11.67
   2004...............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 -  43.23
   2003...............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 -  22.67

   RidgeWorth Investment Grade Bond (ap)
   2007 (ar)..........     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -   3.17
   2005...............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -   1.14
   2004...............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -   2.83
   2003...............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -   0.26

   RidgeWorth Large Cap Core Equity (x)
   2008...............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007...............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006...............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005...............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78
   2004...............    476   12.64 - 12.81       5,210      1.19         1.29 - 2.19      12.83 -  26.43

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                  For the year ended December 31,
                       ----------------------------------- ---------------------------------------------
                                Accumulation               Investment      Expense            Total
                       Units     Unit Value     Net Assets   Income        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Large Cap Growth Stock (y)
   2008...............   546   $ 6.92 -  7.62    $ 6,777      0.25%      1.15 - 2.34%    -42.07 - -41.36%
   2007...............   755    11.80 - 13.15     15,510      0.38       1.15 - 2.34      12.57 -  13.95
   2006............... 1,120    10.35 - 11.68     21,018      0.27       1.15 - 2.34       8.24 -   9.56
   2005............... 1,599     9.45 - 10.79     28,572      0.13       1.15 - 2.34      -3.21 -  -2.03
   2004............... 2,222    11.15 - 11.33     41,879      0.26       1.29 - 2.34       4.26 -   5.38

   RidgeWorth Large Cap Value Equity (z)
   2008...............   534     9.71 - 10.24      7,773      2.09       1.15 - 2.19     -34.26 - -33.56
   2007...............   711    14.61 - 15.57     15,457      1.51       1.15 - 2.19       1.28 -   2.36
   2006............... 1,011    14.27 - 15.37     22,014      1.40       1.15 - 2.19      19.79 -  21.07
   2005............... 1,458    11.79 - 12.83     27,023      1.56       1.15 - 2.19       1.48 -   2.57
   2004............... 1,933    12.65 - 12.82     35,540      1.83       1.29 - 2.19      26.47 -  28.18

   RidgeWorth Mid-Cap Core Equity Fund (aa)
   2008...............   248     7.39 -  9.46      2,606      0.68       1.15 - 2.09     -41.90 - -41.34
   2007...............   331    12.60 - 16.29      5,835      0.22       1.15 - 2.09       2.97 -   3.97
   2006...............   480    12.12 - 15.82      8,465      0.39       1.15 - 2.09       8.41 -   9.46
   2005...............   639    11.07 - 14.59     10,606      0.44       1.15 - 2.09      11.94 -  13.02
   2004...............   822    13.03 - 13.19     12,560      0.83       1.29 - 2.09      15.31 -  30.33

   RidgeWorth Small Cap Value Equity Fund (ab)
   2008...............   239    11.93 - 19.87      3,491      1.63       1.15 - 2.39     -34.74 - -33.91
   2007...............   351    18.28 - 30.07      7,960      0.91       1.15 - 2.39       0.09 -   1.38
   2006...............   439    18.26 - 29.66     10,021      0.45       1.15 - 2.39      13.34 -  14.78
   2005...............   526    16.11 - 25.84     10,668      0.44       1.15 - 2.39      10.63 -  61.15
   2004...............   642    14.81 - 15.00     11,863      0.38       1.29 - 2.14      21.53 -  22.59

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund (ac)
   2008...................   < 1   $ 8.69 -  8.69    $     1      0.04%      1.50 - 1.50%    -42.79 - -42.79%
   2007...................   < 1    15.19 - 15.19          7      0.08       1.50 - 1.50      16.05 -  16.05
   2006...................   < 1    13.09 - 13.09          5      0.00       1.50 - 1.50       4.19 -   4.19
   2005...................   < 1    12.57 - 12.57          4      0.00       1.50 - 1.50      -0.40 -  -0.40
   2004...................   < 1    12.62 - 12.62        < 1      0.00       1.50 - 1.50       7.71 -   7.71

Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)
   2008................... 3,844     5.22 -  7.15     22,578      0.20       0.70 - 2.69     -50.56 - -49.54
   2007................... 4,748    10.35 - 14.46     55,126      0.00       0.70 - 2.69      18.61 -  21.05
   2006................... 5,948     8.55 - 12.19     58,189      0.00       0.70 - 2.69       1.31 -   3.38
   2005................... 7,010     8.27 - 12.03     67,276      0.48       0.70 - 2.69      12.61 -  14.90
   2004................... 8,272     7.20 - 10.68     70,049      0.19       0.70 - 2.69       6.83 -   7.02

   Van Kampen UIF Core Plus Fixed Income (ae)
   2008...................    88    10.97 - 12.98        993      4.32       1.15 - 1.85     -11.87 - -11.23
   2007...................   139    12.45 - 14.62      1,773      3.61       1.15 - 1.85       3.49 -   4.24
   2006...................   151    12.03 - 14.03      1,863      3.95       1.15 - 1.85       1.82 -   2.55
   2005...................   175    11.81 - 13.68      2,108      3.18       1.15 - 1.85       2.29 -   3.03
   2004...................   246    11.55 - 13.28      2,892      4.08       1.15 - 1.85       2.44 -   3.17

   Van Kampen UIF Emerging Markets Equity
   2008................... 1,971    10.25 - 15.67     22,242      0.00       0.70 - 2.20     -57.57 - -56.93
   2007................... 2,502    23.81 - 36.93     66,623      0.44       0.70 - 2.20      37.38 -  39.47
   2006................... 3,270    17.07 - 25.15     63,047      0.75       0.70 - 2.20      34.17 -  36.19
   2005................... 3,778    12.53 - 20.03     54,052      0.36       0.70 - 2.20      30.95 -  32.92
   2004................... 3,920     9.43 - 14.32     43,013      0.66       0.70 - 2.20      20.41 -  22.26

   Van Kampen UIF Global Value Equity
   2008...................     3     8.10 -  8.42         27      2.54       1.35 - 1.85     -41.26 - -40.96
   2007...................     3    13.78 - 16.90         50      1.97       1.15 - 1.85       4.65 -   5.41
   2006...................     4    13.17 - 16.03         54      1.59       1.15 - 1.85      18.97 -  19.83
   2005...................     4    11.07 - 13.38         47      1.04       1.15 - 1.85       3.88 -   4.62
   2004...................     4    10.66 - 12.79         41      0.73       1.15 - 1.85      11.44 -  12.24

--------
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts
  (continued):
   Van Kampen UIF High Yield
   2008...................      1  $10.60 - 10.60    $      5    10.58%      1.50 - 1.50%    -24.01 - -24.01%
   2007...................      1   13.94 - 13.94           9     8.84       1.50 - 1.50       2.44 -   2.44
   2006...................      1   13.61 - 13.61           9     8.01       1.50 - 1.50       7.00 -   7.00
   2005...................      1   12.72 - 12.72           8     0.76       1.50 - 1.50      -0.45 -  -0.45
   2004...................     27   12.78 - 12.78         351     6.02       1.50 - 1.50       7.84 -   7.84

   Van Kampen UIF International Magnum
   2008...................  2,242    7.82 -  9.33      16,897     3.22       0.70 - 2.20     -45.83 - -45.01
   2007...................  2,797   14.22 - 17.22      38,584     1.49       0.70 - 2.20      12.08 -  13.79
   2006...................  3,317   12.50 - 14.05      40,739     0.09       0.70 - 2.20      22.42 -  24.26
   2005...................  3,465   10.06 - 11.48      34,680     1.20       0.70 - 2.20       8.66 -  10.30
   2004...................  3,705    9.12 - 10.56      34,028     2.75       0.70 - 2.20      14.84 -  16.57

   Van Kampen UIF Mid Cap Growth
   2008...................  1,674    9.53 - 10.20      16,010     0.81       0.70 - 2.30     -47.98 - -47.14
   2007...................  2,085   18.32 - 19.30      38,132     0.00       0.70 - 2.30      19.86 -  21.81
   2006...................  2,642   15.28 - 15.85      40,057     0.00       0.70 - 2.30       6.80 -   8.51
   2005...................  2,911   14.31 - 14.60      41,086     0.00       0.70 - 2.30      14.88 -  16.75
   2004...................  2,992   12.46 - 12.51      36,518     0.00       0.70 - 2.30      18.80 -  20.75

   Van Kampen UIF U.S. Mid Cap Value
   2008...................  5,830    8.64 - 10.61      51,012     0.84       0.70 - 2.69     -42.87 - -41.70
   2007...................  7,726   15.12 - 18.20     116,996     0.68       0.70 - 2.69       4.93 -   7.09
   2006...................  9,904   14.41 - 17.00     141,489     0.28       0.70 - 2.69      17.46 -  19.86
   2005................... 11,514   12.26 - 14.18     138,619     0.31       0.70 - 2.69       9.30 -  11.53
   2004................... 12,988   11.22 - 12.71     141,466     0.02       0.70 - 2.69      12.22 -  13.79

   Van Kampen UIF U.S. Real Estate
   2008...................  1,251   12.21 - 20.57      20,588     3.57       0.70 - 2.30     -39.31 - -38.33
   2007...................  1,726   20.13 - 33.35      46,609     1.16       0.70 - 2.30     -18.97 - -17.65
   2006...................  2,397   24.84 - 40.50      79,513     1.10       0.70 - 2.30      34.92 -  37.09
   2005...................  2,895   18.41 - 29.54      70,733     1.20       0.70 - 2.30      14.37 -  16.24
   2004...................  3,448   16.10 - 25.42      73,302     1.55       0.70 - 2.30      33.26 -  35.44

   Van Kampen UIF Value
   2008...................      9    8.70 - 10.40          86     3.45       1.15 - 2.00     -37.14 - -36.59
   2007...................     17   13.85 - 16.40         252     1.76       1.15 - 2.00      -5.02 -  -4.18
   2006...................     22   14.58 - 17.11         342     1.68       1.15 - 2.00      14.56 -  15.56
   2005...................     26   12.72 - 14.81         347     1.32       1.15 - 2.00       3.37 -  27.24
   2004...................     25   13.72 - 14.33         337     0.95       1.15 - 1.65      15.91 -  16.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2008................... 1,264   $14.92 - 16.19    $ 18,942     7.44%      1.29 - 2.59%    -17.18 - -16.08%
   2007................... 1,611    15.64 - 18.02      28,786     7.28       1.29 - 2.59       3.62 -   5.01
   2006................... 1,755    14.19 - 14.89      29,699     8.87       1.29 - 2.59       7.94 -   9.38
   2005................... 1,663    13.61 - 16.11      25,554     7.44       1.29 - 2.59       9.24 -  10.69
   2004................... 1,248    12.03 - 12.30      17,171     7.13       1.29 - 2.59       7.23 -   8.66

   Van Kampen UIF Emerging Markets Equity (Class II)
   2008...................   654    17.78 - 19.16      12,286     0.00       1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679     0.41       1.29 - 2.59      36.80 -  38.64
   2006................... 1,095    30.84 - 32.37      34,945     0.75       1.29 - 2.59      33.63 -  35.40
   2005...................   903    23.08 - 23.91      21,348     0.35       1.29 - 2.59      30.31 -  32.05
   2004...................   471    17.71 - 18.10       8,467     0.70       1.29 - 2.59      21.41 -  77.09

   Van Kampen UIF Equity and Income (Class II)
   2008................... 4,556    10.88 - 11.73      47,934     2.44       1.29 - 2.59     -24.69 - -23.68
   2007................... 5,858    13.21 - 14.45      81,721     1.87       1.29 - 2.59       0.67 -   2.02
   2006................... 6,061    14.36 - 15.07      83,763     1.17       1.29 - 2.59       9.67 -  11.13
   2005................... 4,725    13.09 - 13.56      58,796     0.67       1.29 - 2.59       4.61 -   6.00
   2004................... 1,935    12.51 - 12.79      23,296     0.00       1.29 - 2.59       8.63 -  10.08

   Van Kampen UIF Capital Growth (Class II) (af)
   2008...................   921     8.08 -  8.71       7,452     0.00       1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705     0.00       1.29 - 2.59      18.50 -  20.09
   2006................... 1,385    13.82 - 14.51      18,809     0.00       1.29 - 2.59       1.13 -   2.48
   2005................... 1,530    12.27 - 13.67      20,355     0.35       1.29 - 2.59      12.50 -  13.99
   2004................... 1,411    12.15 - 12.42      16,668     0.12       1.29 - 2.59       4.65 -   6.04

   Van Kampen UIF Global Franchise (Class II)
   2008................... 5,440    12.75 - 13.74      67,172     1.73       1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171     0.00       1.29 - 2.59       6.92 -   8.36
   2006................... 6,893    17.22 - 18.08     113,948     1.43       1.29 - 2.59      18.37 -  19.95
   2005................... 5,284    12.30 - 14.55      74,280     0.00       1.29 - 2.59       9.08 -  10.54
   2004................... 2,482    13.34 - 13.64      32,544     0.15       1.29 - 2.59       9.85 -  11.31

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Int'l Growth Equity (Class II)
   2008...................   502   $ 5.95 -  6.17    $  3,062     0.00%      1.29 - 2.59%    -49.86 - -49.19%
   2007...................   433    11.90 - 12.14       3,062     0.17       1.29 - 2.44      11.46 -  12.78
   2006 (ax)..............   351    10.68 - 10.76       3,765     0.28       1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2008................... 3,170    11.56 - 12.46      27,843     0.70       1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807     0.00       1.29 - 2.59      19.42 -  21.02
   2006................... 3,035    18.69 - 19.62      49,627     0.00       1.29 - 2.59       6.32 -   7.73
   2005................... 1,949    17.58 - 18.21      35,035     0.00       1.29 - 2.59      14.27 -  15.79
   2004................... 1,348    15.38 - 15.73      21,019     0.00       1.29 - 2.59      18.33 -  19.91

   Van Kampen UIF Small Company Growth (Class II)
   2008................... 1,011    10.90 - 11.76      11,622     0.00       1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184     0.00       1.29 - 2.59       0.28 -   1.63
   2006................... 1,425    18.74 - 19.67      27,591     0.00       1.29 - 2.59      10.40 -  87.42
   2005................... 1,560    17.20 - 17.82      27,468     0.00       1.29 - 2.59       9.97 -  11.43
   2004................... 1,507    15.64 - 15.99      23,918     0.00       1.29 - 2.59      15.87 -  17.41

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2008................... 3,724    11.40 - 12.29      40,747     0.76       1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97      79,806     0.61       1.29 - 2.59       4.94 -   6.35
   2006................... 4,425    14.93 - 19.03      81,291     0.22       1.29 - 2.59      17.51 -  19.07
   2005................... 3,855    12.54 - 16.20      60,801     0.26       1.29 - 2.59       9.25 -  10.71
   2004................... 2,709    14.83 - 15.16      39,035     0.01       1.29 - 2.59      11.56 -  13.05

   Van Kampen UIF U.S. Real Estate (Class II)
   2008................... 3,317    14.05 - 15.33      47,539     2.88       1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31      88,472     1.01       1.29 - 2.69     -19.51 - -18.35
   2006................... 4,137    28.96 - 30.72     118,645     0.96       1.29 - 2.69      33.98 -  35.90
   2005................... 4,154    19.79 - 21.61      87,617     1.15       1.29 - 2.69      13.62 -  15.25
   2004................... 3,417    17.17 - 19.02      62,735     1.60       1.29 - 2.69      34.32 -  90.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                   For the year ended December 31,
                           ------------------------------------ ---------------------------------------------
                                     Accumulation               Investment      Expense            Total
                           Units      Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s)  Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------  ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth (ag)
   2008..................  3,876    $ 3.52 -  5.91    $ 18,810     0.54%      0.70 - 2.30%    -50.15 - -49.34%
   2007..................  4,617      6.96 - 11.85      45,412     0.05       0.70 - 2.30      14.29 -  16.14
   2006..................  6,027      5.99 - 10.37      51,748     0.00       0.70 - 2.30       0.52 -   2.14
   2005..................  7,916      5.86 - 10.32      68,990     0.26       0.70 - 2.30       5.46 -   7.18
   2004..................  9,614      5.47 -  9.78      81,916     0.00       0.70 - 2.30       4.57 -   6.29

   LIT Comstock
   2008..................  4,331      8.31 -  9.16      38,125     2.68       0.70 - 2.30     -37.14 - -36.12
   2007..................  5,664     13.22 - 14.35      78,670     1.97       0.70 - 2.30      -4.28 -  -2.73
   2006..................  7,391     13.81 - 14.75     106,183     1.48       0.70 - 2.30      13.64 -  15.47
   2005..................  9,041     12.15 - 12.77     113,319     1.22       0.70 - 2.30       1.98 -   3.64
   2004..................  8,736     11.92 - 12.32     106,501     0.86       0.70 - 2.30      15.05 -  16.94

   LIT Government
   2008..................     96     11.91 - 12.24       1,172     4.61       1.25 - 1.65       0.14 -   0.55
   2007..................    116     11.90 - 12.17       1,405     4.92       1.25 - 1.65       5.57 -   5.99
   2006..................    142     11.27 - 11.48       1,626     4.33       1.25 - 1.65       1.65 -   2.06
   2005..................    146     11.09 - 11.25       1,637     4.21       1.25 - 1.65       1.85 -   2.25
   2004..................    182     10.88 - 11.00       1,997     4.50       1.25 - 1.65       2.46 -   2.87

   LIT Money Market
   2008..................    319     11.27 - 11.70       3,685     2.12       1.25 - 1.65       0.35 -   0.75
   2007..................    294     11.23 - 11.62       3,380     4.78       1.25 - 1.65       2.99 -   3.41
   2006..................    263     10.91 - 11.23       2,931     4.04       1.25 - 1.65       2.72 -   3.13
   2005..................    273     10.62 - 10.89       2,961     2.70       1.25 - 1.65       1.01 -   1.41
   2004..................    231     10.51 - 10.74       2,480     0.85       1.25 - 1.65      -0.85 -  -0.45

Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II) (ah)
   2008................... 4,416      7.21 -  7.78      26,105     0.20       1.29 - 2.59     -50.44 - -49.77
   2007................... 5,416     14.55 - 15.43      63,457     0.00       1.29 - 2.59      13.61 -  15.13
   2006................... 6,472     12.81 - 13.45      65,542     0.00       1.29 - 2.59      -0.03 -   1.30
   2005................... 6,958     12.81 - 13.23      68,765     0.01       1.29 - 2.59       4.86 -   6.25
   2004................... 7,134     12.22 - 12.45      63,974     0.00       1.29 - 2.59       4.01 -   5.40

--------
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                  For the year ended December 31,
                        ----------------------------------- ---------------------------------------------
                                 Accumulation               Investment      Expense            Total
                        Units     Unit Value     Net Assets   Income        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Comstock (Class II)
   2008................ 16,334  $ 9.69 - 10.44    $149,246     2.38%      1.29 - 2.59%    -37.47 - -36.63%
   2007................ 20,553   12.90 - 15.49     297,888     1.71       1.29 - 2.59      -4.87 -  -3.60
   2006................ 23,656   16.28 - 17.09     356,769     1.25       1.29 - 2.59      13.05 -  14.55
   2005................ 23,945   14.40 - 14.92     317,128     0.87       1.29 - 2.59       1.42 -   2.77
   2004................ 18,304   14.20 - 14.52     236,274     0.67       1.29 - 2.59      14.39 -  15.91

   LIT Growth and Income (Class II)
   2008................  7,078   11.64 - 12.71      84,837     1.92       1.29 - 2.69     -34.04 - -33.09
   2007................  8,749   17.56 - 17.65     157,176     1.44       1.29 - 2.69      -0.25 -   1.19
   2006................  9,672   17.69 - 17.35     171,902     0.97       1.29 - 2.69      12.86 -  14.48
   2005................  9,458   15.68 - 16.39     147,128     0.78       1.29 - 2.69       6.78 -   8.31
   2004................  7,527   14.68 - 15.14     108,454     0.64       1.29 - 2.69      11.05 -  12.65

   LIT Mid Cap Growth (Class II) (ai)
   2008................  1,132    7.94 -  9.36       9,250     0.00       0.70 - 2.59     -48.22 - -47.21
   2007................  1,353   15.03 - 18.08      21,082     0.00       0.70 - 2.59      14.54 -  16.78
   2006................  1,638   12.23 - 12.87      21,980     0.00       0.70 - 2.59       2.21 -   4.19
   2005................  1,821   11.97 - 12.36      23,587     0.00       0.70 - 2.59       8.24 -  10.34
   2004................  1,774   11.20 - 14.27      21,143     0.00       0.70 - 2.59      11.92 -  11.97

   LIT Money Market (Class II)
   2008................  3,348   10.00 - 10.69      35,231     1.92       1.29 - 2.59      -0.85 -   0.48
   2007................  3,118   10.09 - 10.64      32,788     4.79       1.29 - 2.59       1.74 -   3.10
   2006................  3,035    9.92 - 10.32      31,042     3.94       1.29 - 2.59       1.48 -   2.83
   2005................  3,045    9.77 - 10.04      30,362     2.48       1.29 - 2.59      -0.22 -   1.11
   2004................  1,784    9.79 -  9.93      17,650     0.72       1.29 - 2.59      -2.06 -  -0.75

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2008 and 2007, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2008. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 17, 2009

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                    ----------------------------------------
($ IN MILLIONS)                                                                        2008           2007           2006
                                                                                    ----------     ----------     ----------
REVENUES
Premiums (net of reinsurance ceded of $534, $625 and $617)                         $      585     $      502     $      576
Contract charges (net of reinsurance ceded of $340, $315 and $170)                        911            942          1,009
Net investment income                                                                   3,720          4,205          4,057
Realized capital gains and losses                                                      (3,052)          (197)           (79)
                                                                                    ----------     ----------     ----------

                                                                                        2,164          5,452          5,563

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $1,099, $646 and $548)              1,397          1,364          1,372
Interest credited to contractholder funds (net of reinsurance recoveries
   of $43, $47 and $41)                                                                 2,356          2,628          2,543
Amortization of deferred policy acquisition costs                                         643            518            538
Operating costs and expenses                                                              400            340            398
                                                                                    ----------     ----------     ----------
                                                                                        4,796          4,850          4,851

Loss on disposition of operations                                                          (4)           (10)           (88)
                                                                                    ----------     ----------     ----------

(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                (2,636)           592            624
                                                                                    ----------     ----------     ----------

Income tax (benefit) expense                                                             (946)           180            196
                                                                                    ----------     ----------     ----------

NET (LOSS) INCOME                                                                      (1,690)           412            428
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                            (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                                    (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

COMPREHENSIVE (LOSS) INCOME                                                        $   (3,943)    $        3     $      165
                                                                                    ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
                                                                                        2008           2007
                                                                                     ----------     ----------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)
ASSETS
Investments
    Fixed income securities, at fair value (amortized cost $49,136 and $58,020)     $   42,446     $   58,469
    Mortgage loans                                                                      10,012          9,901
    Equity securities, at fair value (cost $106 and $102)                                   82            102
    Limited partnership interests                                                        1,187            994
    Short-term, at fair value (amortized cost $3,855 and $386)                           3,858            386
    Policy loans                                                                           813            770
    Other                                                                                1,374          1,792
                                                                                     ----------     ----------
   Total investments                                                                    59,772         72,414

Cash                                                                                        93            185
Deferred policy acquisition costs                                                        6,701          3,905
Reinsurance recoverables                                                                 3,923          3,410
Accrued investment income                                                                  542            652
Deferred income taxes                                                                    1,382             --
Other assets                                                                             1,294            622
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL ASSETS                                                                     $   81,946     $   96,117
                                                                                     ==========     ==========

LIABILITIES
Contractholder funds                                                                $   56,780     $   60,464
Reserve for life-contingent contract benefits                                           12,256         12,598
Unearned premiums                                                                           32             33
Payable to affiliates, net                                                                 142            206
Other liabilities and accrued expenses                                                   1,638          2,823
Deferred income taxes                                                                       --            101
Surplus notes due to related parties                                                       650            200
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL LIABILITIES                                                                    79,737         91,354
                                                                                     ----------     ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Common stock, $227 par value, 23,800 shares authorized and outstanding                       5              5
Additional capital paid-in                                                               2,475          1,108
Retained income                                                                          2,066          3,734
Accumulated other comprehensive loss:
    Unrealized net capital gains and losses                                             (2,337)           (84)
                                                                                     ----------     ----------
   Total accumulated other comprehensive loss                                           (2,337)           (84)
                                                                                     ----------     ----------
   TOTAL SHAREHOLDER'S EQUITY                                                            2,209          4,763
                                                                                     ----------     ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $   81,946     $   96,117
                                                                                     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                                          $       --     $        5     $        5
Redemption of stock                                                                         --             (5)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                        --             --              5
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES B                                                       --             --             --
                                                                                     ----------     ----------     ----------
COMMON STOCK                                                                                 5              5              5
                                                                                     ----------     ----------     ----------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                               1,108          1,108          1,108
Capital contributions                                                                    1,349             --             --
Gain on reinsurance transaction with affiliate (see Note 5)                                 18             --             --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,475          1,108          1,108
                                                                                     ----------     ----------     ----------
RETAINED INCOME
Balance, beginning of year                                                               3,734          4,055          4,302
Net (loss) income                                                                       (1,690)           412            428
Gain on purchase of investments from AIC (see Note 5)                                       22             --             --
Dividends                                                                                   --           (725)          (675)
Cumulative effect of a change in accounting principle                                       --             (8)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,066          3,734          4,055
                                                                                     ----------     ----------     ----------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                                                 (84)           325            588
Change in unrealized net capital gains and losses                                       (2,253)          (409)          (263)
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                    (2,337)           (84)           325
                                                                                     ----------     ----------     ----------
TOTAL SHAREHOLDER'S EQUITY                                                          $    2,209     $    4,763     $    5,498
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                                   $   (1,690)    $      412     $      428
    Adjustments to reconcile net (loss) income to net cash provided by operating activities:
      Amortization and other non-cash items                                               (423)          (289)          (280)
      Realized capital gains and losses                                                  3,052            197             79
      Loss on disposition of operations                                                      4             10             88
      Interest credited to contractholder funds                                          2,356          2,628          2,543
      Changes in:
        Policy benefit and other insurance reserves                                       (446)          (290)          (199)
        Unearned premiums                                                                   (2)            (1)            (1)
        Deferred policy acquisition costs                                                   47            (29)          (205)
        Reinsurance recoverables                                                          (167)          (276)          (218)
        Income taxes                                                                      (828)           112           (122)
        Other operating assets and liabilities                                              --            104             93
                                                                                     ----------     ----------     ----------
           Net cash provided by operating activities                                     1,903          2,578          2,206
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
    Fixed income securities                                                             11,083         11,222         12,290
    Equity securities                                                                      131             73             23
    Limited partnership interests                                                          100            181            114
    Mortgage loans                                                                         248             --             --
    Other investments                                                                      135            156            265
Investment collections:
    Fixed income securities                                                              2,530          2,981          2,727
    Mortgage loans                                                                         800          1,506          1,618
    Other investments                                                                       95            383            447
Investment purchases:
    Fixed income securities                                                             (6,498)       (12,096)       (16,246)
    Equity securities                                                                     (133)          (101)          (282)
    Limited partnership interests                                                         (410)          (673)           (22)
    Mortgage loans                                                                      (1,115)        (2,637)        (2,159)
    Other investments                                                                     (120)          (693)          (754)
Change in short-term investments, net                                                   (4,529)            31            362
Change in other investments, net                                                          (359)            30              9
Disposition of operations                                                                   (3)            (5)          (826)
                                                                                     ----------     ----------     ----------
        Net cash provided by (used in) investing activities                              1,955            358         (2,434)
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties                                               800             --             --
Capital contributions                                                                      607             --             --
Note payable to parent                                                                      --           (500)           500
Redemption of redeemable preferred stock                                                    --            (11)           (26)
Contractholder fund deposits                                                             9,253          7,948          9,546
Contractholder fund withdrawals                                                        (14,610)        (9,736)        (8,998)
Dividends paid                                                                              --           (725)          (675)
                                                                                     ----------     ----------     ----------
        Net cash (used in) provided by financing activities                             (3,950)        (3,024)           347
                                                                                     ----------     ----------     ----------
NET (DECREASE) INCREASE IN CASH                                                            (92)           (88)           119
CASH AT BEGINNING OF YEAR                                                                  185            273            154
                                                                                     ----------     ----------     ----------
CASH AT END OF YEAR                                                                 $       93     $      185     $      273
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

            ($ IN MILLIONS)                                           2008           2007           2006
                                                                   ----------     ----------     ----------
            PREMIUMS
              Traditional life insurance (1)                      $      368     $      260     $      257
              Immediate annuities with life contingencies                132            204            278
              Accident, health and other                                  85             38             41
                                                                   ----------     ----------     ----------
                 TOTAL PREMIUMS                                          585            502            576

            CONTRACT CHARGES
              Interest-sensitive life insurance (1)                      855            862            797
              Fixed annuities                                             55             79             73
              Variable annuities                                           1              1            139
                                                                   ----------     ----------     ----------
                TOTAL CONTRACT CHARGES                                   911            942          1,009
                                                                   ----------     ----------     ----------
                    TOTAL PREMIUMS AND CONTRACT CHARGES           $    1,496     $    1,444     $    1,585
                                                                   ==========     ==========     ==========

            ----------
            (1) Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007 and 2006, these ceded reinsurance premiums were $90 million and $53 million, respectively.

     The Company, through several subsidiaries, is authorized to sell life insurance, retirement and investment products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2008, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), financial service firms, such as banks and broker-dealers, and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields, as well as changes in interest rates resulting from widening credit spreads and credit exposure. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets or equity-like investments.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI"), and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows. Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or an interest rate step-up feature which is intended to incent the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $1.36 billion and $2.67 billion at December 31, 2008 and 2007, respectively.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Common and non-redeemable preferred stocks and real estate investment trust equity investments are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities, securities sold under agreements to repurchase and collateral received from counterparties related to derivative transactions, the Company records an offsetting liability in other liabilities and accrued expenses or other investments for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on beneficial interests in securitized financial assets not of high credit quality is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Accrual of income is suspended for fixed income securities, mortgage loans and bank loans that are in default or when receipt of interest payments is in doubt. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is primarily on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other than temporary including when the Company cannot assert a positive intent to hold an impaired security until recovery (see Note
6). Fixed income securities subject to change in intent write-downs continue to earn investment income (other than discussed above), and any discount or premium is recognized using the effective yield method over the expected life of the security.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have a material effect on the Company's determination of fair value.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

     Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs reflect the Company's estimates of the assumptions market participants would use in valuing financial assets and financial liabilities and are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date, including during

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets and financial liabilities recorded on the Consolidated Statements of Financial Position at fair value as of December 31, 2008 are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Financial assets and financial liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Financial assets and financial liabilities whose values are based on the following:

          a) Quoted prices for similar assets or liabilities in active markets;
          b) Quoted prices for identical or similar assets or liabilities in non-active markets; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Certain financial assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

   - FIXED INCOME SECURITIES: U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - EQUITY SECURITIES: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities which have market-observable external ratings from independent third party rating agencies.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

     U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     PREFERRED STOCK; MORTGAGE-BACKED SECURITIES ("MBS"); FOREIGN GOVERNMENT; ASSET-BACKED SECURITIES ("ABS") - CREDIT CARD: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - EQUITY SECURITIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - SHORT-TERM: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

   - OTHER INVESTMENTS: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

     Over-the-counter ("OTC") derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

LEVEL 3 MEASUREMENTS

   - FIXED INCOME SECURITIES:

       CORPORATE: Valued based on non-binding broker quotes and are categorized as Level 3.

       CORPORATE PRIVATELY PLACED: Valued based on non-binding broker quotes and models that are widely accepted in the financial services industry and use internally assigned credit ratings as inputs and instrument specific inputs. Instrument specific inputs used in internal fair value determinations include coupon rate, coupon type, weighted average life, sector of the issuer and call provisions. Privately placed securities are categorized as Level 3 as a result of the significance of non-market observable inputs. The internally modeled securities are valued based on internal ratings, which are not observable in the market. Multiple internal ratings comprise a National Association of Insurance Commissioners ("NAIC") rating category and when used in the internal model provide a more refined determination of fair value. The Company's internal ratings are primarily consistent with the NAIC ratings which are generally updated annually.

       MUNICIPAL: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and require projections of future cash flows that are not market-observable, and are categorized as Level 3 as a result of the significance of non-market observable inputs.

       ABS RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ABS RMBS"); ALT-A RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ALT-A"): ABS RMBS and Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       fair value measurements. Certain ABS RMBS and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all ABS RMBS and Alt-A are categorized as Level 3.

       OTHER COLLATERALIZED DEBT OBLIGATIONS ("CDO"); ABS COLLATERALIZED DEBT OBLIGATIONS ("ABS CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all collateralized loan obligations ("CLO"), ABS CDO, and synthetic collateralized debt obligations are categorized as Level 3.

       CMBS; COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS ("CRE CDO"):
       CRE CDO, which are reported as CMBS, and other CMBS, are either valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

       ABS - CREDIT CARD, AUTO AND STUDENT LOANS: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, they are categorized as Level 3.

   - OTHER INVESTMENTS: Certain free-standing OTC derivatives, such as caps, floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Inputs include non-market observable inputs such as volatility assumptions that are significant to the valuation of the instruments.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A NON-RECURRING BASIS

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources. At December 31, 2008, mortgage loans, limited partnership interests and other investments with a fair value of $244 million were included in the fair value hierarchy in Level 3, since they were subject to remeasurement at fair value at December 31, 2008.

FAIR VALUE MEASUREMENT PRIOR TO ADOPTION OF SFAS NO. 157

     Prior to the adoption of SFAS No. 157 on January 1, 2008, the fair value of fixed income securities was based upon observable market quotations, other market observable data or was derived from such quotations and market observable data. The fair value of privately placed fixed income securities was generally based on widely accepted pricing valuation models, which were developed internally. The valuation models used security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine the overall spread for the specific security.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $4 million, $13 million and $7 million in 2008, 2007 and 2006, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability, or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity options and futures, financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts and credit default swaps.

     In addition to the use of credit default swaps for credit risk management strategies, the Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period. The rate of amortization during this term is matched to the recognition pattern of total gross profits.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses and hedges, if applicable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized capital gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing life or investment contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $19 million and $21 million at December 31, 2008 and 2007, respectively. Amortization expense on the present value of future profits was $5 million, $5 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2008 and 2007. The Company annually evaluates goodwill for impairment using both a discounted cash flow analysis and a trading multiple analysis, which are widely accepted valuation techniques to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2008 or 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, differences in tax bases of investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business is reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 109,
  WRITTEN LOAN COMMITMENTS THAT ARE RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption was not permitted. The adoption of SAB 109 did not have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

of January 1, 2008. Consistent with the provisions of FSP FAS 157-2, the Company decided to defer the adoption of SFAS No. 157 for non-financial assets and liabilities measured at fair value on a non-recurring basis until January 1, 2009. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Company adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have a material effect on the Company's results of operations or financial position (see Note 7).

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities, on an ongoing basis, an option to report selected financial assets, including investment securities, and financial liabilities, including most insurance contracts, at fair value through earnings. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 was effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008 and did not elect to apply the option prospectively to any financial assets or liabilities acquired during 2008. Consequently, the adoption of SFAS No. 159 had no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The adoption of FSP FIN 39-1 did not have a material impact on the Company's results of operations or financial position.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (COLLECTIVELY "FIN 48")

     The FASB issued the interpretation in July 2006 and the related staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SEC STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR
  MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1/124-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1/124-1")

     FSP FAS 115-1/124-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1/124-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1/124-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

FSP NO. FAS 133-1 AND FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN
  GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161 ("FSP FAS 133-1 AND FIN 45-4")

     In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, which amends SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

both enhance and synchronize the disclosure requirements of the two statements with respect to the potential for adverse effects of changes in credit risk on the financial statements of the sellers of credit derivatives and certain guarantees. SFAS No. 133 was amended to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument. FIN 45 was amended to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The FSP clarifies the FASB's intent that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. The provisions of this FASB staff position that amend SFAS No. 133 and FIN 45 are effective for reporting periods ending after November 15, 2008, and the provisions that clarify the effective date SFAS No. 161 are effective upon the adoption of that statement; therefore, the disclosure requirements, which have no impact to the Company's results of operations or financial position, were adopted at December 31, 2008.

FSP NO. EITF 99-20-1, AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF ISSUE NO.
  99-20 ("FSP EITF 99-20-1")

     In January 2009, the FASB issued FSP EITF 99-20-1, which amends FASB Emerging Issues Task Force ("EITF") No. 99-20 "Recognition of Interest Income and Impairment on Purchased Beneficial Interest and Beneficial Interests That Continue to Be Held by a Transferor or in Securitized Financial Assets," ("EITF 99-20"), to align the impairment guidance in EITF 99-20 with the impairment guidance and related implementation guidance in SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities". The provisions of this FASB staff position are effective for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS No. 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the Consolidated Statements of Operations and Comprehensive Income. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, SFAS No. 160 requires a parent to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption of SFAS No. 160 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -
  AN AMENDMENT OF FASB STATEMENT NO. 133 ("SFAS NO. 161")

     In March 2008, the FASB issued SFAS No. 161, which amends and expands the disclosure requirements for derivatives currently accounted for in accordance with SFAS No. 133. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-related contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. SFAS No. 161 is effective for fiscal periods beginning after November 15, 2008, and is to be applied on a prospective basis only. SFAS No. 161 affects disclosures and therefore implementation will not impact the Company's results of operations or financial position.

3. DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed-return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.57 billion and $1.26 billion as of December 31, 2008 and 2007, respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all the variable annuity business of ALIC and ALNY to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, ALIC, ALNY and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

those related to benefit guarantees, in accordance with the provisions of SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period which ended May 2008, the Company continued to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and service the reinsured business while Prudential prepared for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $79 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income and amounted to $5 million, $6 million and $(61) million, after-tax during 2008, 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million, $5 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $7.53 billion and $13.76 billion as of December 31, 2008 and 2007, respectively. Separate account balances totaling approximately $711 million and $1.17 billion at December 31, 2008 and 2007, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities and limited partnerships, totaled $17 million, $72 million and $39 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $320 million, $1.75 billion and $1.94 billion at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for OTC derivatives were $20 million, $72 million and $357 million at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses or other investments. Consistent with our adoption of FSP FIN 39-1 in 2008, the $20 million of obligations to return cash collateral as of December 31, 2008 are netted against derivative positions and reported in other liabilities and accrued expenses.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:


     ($ IN MILLIONS)                                         2008       2007       2006
                                                          ----------  ----------  ---------
     NET CHANGE IN PROCEEDS MANAGED
     Net change in fixed income securities               $     348   $      34   $     96
     Net change in short-term investments                    1,129         443       (159)
                                                          ----------  ----------  ---------
          Operating cash flow provided (used)            $   1,477   $     477   $    (63)
                                                          ==========  ==========  =========

     NET CHANGE IN LIABILITIES
     Liabilities for collateral and security repurchase,
      beginning of year                                  $  (1,817)  $  (2,294)  $ (2,231)
     Liabilities for collateral and security repurchase,
      end of year                                             (340)     (1,817)    (2,294)
                                                          ----------  ----------  ---------
          Operating cash flow (used) provided            $  (1,477)  $    (477)  $     63
                                                          ==========  ==========  =========

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million (see Note 5).

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $467 million, $477 million and $494 million in 2008, 2007 and 2006, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $73 million, $74 million and $72 million of structured settlement annuities, a type of immediate annuity, in 2008, 2007 and 2006, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $12 million, $11 million and $10 million relate to structured settlement annuities with life contingencies and are included in premium income for 2008, 2007 and 2006, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.85 billion and $4.89 billion at December 31, 2008 and 2007, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

agencies. For these services, the Company incurred $19 million, $27 million and $44 million of commission and other distribution expenses for the years ending December 31, 2008, 2007 and 2006, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

  Surplus notes due to related parties outstanding at December 31 consisted of the following:


              ($ IN MILLIONS)                                2008           2007
                                                         ------------   ------------
              5.06% Surplus Notes (1), due 2035         $        100   $        100
              6.18% Surplus Notes (1), due 2036                  100            100
              5.93% Surplus Notes (1), due 2038                   50             --
              7.00% Surplus Notes (1), due 2028                  400             --
                                                         ------------   ------------
               Surplus notes due to related parties     $        650   $        200
                                                         ============   ============

              ----------
              (1) No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority (see Note 5). The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2008 and 2007 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $5 million each year of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $5 million in each year.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $6 million, $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $6 million, $6 million and $3 million, respectively.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $2 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, the Company recorded net investment income on the note due from Kennett of $1 million.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. This surplus note is included as a component of surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $3 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

REDEEMABLE PREFERRED STOCK

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million were incurred and paid during 2006, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. All remaining redeemable preferred stock was redeemed in 2007.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     Effective May 8, 2008, the Company, AIC and the Corporation entered into a one-year Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") replacing the Intercompany Liquidity Agreement between the Company and AIC, dated January 1, 2008. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2008 and 2007. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

INVESTMENT PURCHASES

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. Discretionary capital contributions made by AIC outside of the terms of this agreement, including the $349 million contribution made in June 2008, the $600 million contribution made in November 2008 and the forgiveness of the $400 million surplus note in December 2008, do not reduce AIC's $1 billion obligation. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2008, no capital had been provided by AIC under this agreement.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

FAIR VALUES

       The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                GROSS UNREALIZED
  ($ IN MILLIONS)                            AMORTIZED    ---------------------------      FAIR
                                               COST           GAINS         LOSSES         VALUE
                                           ------------   ------------   ------------   ------------
  AT DECEMBER 31, 2008
  U.S. government and agencies            $      2,792   $        895   $        --    $      3,687
  Municipal                                      3,976             28          (696)          3,308
  Corporate                                     27,416            408        (3,555)         24,269
  Foreign government                             1,652            513           (65)          2,100
  Mortgage-backed securities                     2,923             59          (263)          2,719
  Commercial mortgage-backed securities          5,712             10        (1,992)          3,730
  Asset-backed securities                        4,649              8        (2,034)          2,623
  Redeemable preferred stock                        16             --            (6)             10
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     49,136   $      1,921   $    (8,611)   $     42,446
                                           ============   ============   ============   ============

  AT DECEMBER 31, 2007
  U.S. government and agencies            $      2,848   $        880   $        --    $      3,728
  Municipal                                      4,235            115           (39)          4,311
  Corporate                                     31,624            757          (646)         31,735
  Foreign government                             1,814            374            (3)          2,185
  Mortgage-backed securities                     3,499             37           (46)          3,490
  Commercial mortgage-backed securities          7,698             76          (386)          7,388
  Asset-backed securities                        6,273             20          (690)          5,603
  Redeemable preferred stock                        29              1            (1)             29
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     58,020   $      2,260   $    (1,811)   $     58,469
                                           ============   ============   ============   ============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2008:


                                                          AMORTIZED         FAIR
             ($ IN MILLIONS)                                 COST           VALUE
                                                         ------------   ------------
             Due in one year or less                    $      2,156   $      2,154
             Due after one year through two years              2,118          2,017
             Due after two years through three years           2,649          2,507
             Due after three years through four years          2,868          2,707
             Due after four years through five years           2,895          2,652
             Due after five years through ten years           10,855         10,448
             Due after ten years                              18,023         14,619
                                                         ------------   ------------
                                                              41,564         37,104
             Mortgage- and asset-backed securities             7,572          5,342
                                                         ------------   ------------
                  Total                                 $     49,136   $     42,446
                                                         ============   ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk. Periodic interest receipts on fixed income securities represent a substantial additional source of cash flow over the years presented, but are not included in the contractual maturities table above.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $      3,112  $      3,589  $      3,505
          Mortgage loans                                    580           552           508
          Equity securities                                   7             4             2
          Limited partnership interests                      29            87            42
          Other investments                                 121           243           257
                                                    ------------  ------------  ------------
            Investment income, before expense             3,849         4,475         4,314
            Investment expense                             (129)         (270)         (257)
                                                    ------------  ------------  ------------
               Net investment income               $      3,720  $      4,205  $      4,057
                                                    ============  ============  ============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $     (2,004) $       (172) $       (157)
          Equity securities                                 (29)            6             2
          Limited partnership interests                     (76)           34             2
          Derivatives                                      (815)          (57)           31
          Other                                            (128)           (8)           43
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Sales (1)                                $        184  $         70  $        (29)
          Impairment write-downs (2)                     (1,227)         (118)          (21)
          Change in intent write-downs (1) (3)           (1,207)          (92)          (60)
          Valuation of derivative instruments              (985)          (63)          (17)
          EMA LP income (4)                                 (14)           --            --
          Settlement of derivative instruments              197             6            48
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

----------
         (1) To conform to the current year presentation, certain amounts in the prior years have been reclassified.

         (2) Impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where we could not reasonably assert that the recovery period would be temporary.

         (3) Change in intent write-downs reflects instances where we cannot assert a positive intent to hold until recovery.

         (4) Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting is reported in realized capital gains and losses.

     Gross gains of $579 million, $131 million and $102 million and gross losses of $380 million, $186 million and $231 million were realized on sales of fixed income securities during 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2008
Fixed income securities                               $    42,446  $     1,921  $   (8,611)   $          (6,690)
Equity securities                                              82            1         (25)                 (24)
Short-term investments                                      3,858            4          (1)                   3
Derivative instruments (1)                                     16           23          (9)                  14
                                                                                               ------------------
  Unrealized net capital gains and losses, pre-tax                                                       (6,697)

Amounts recognized for:
  Insurance reserves (2)                                                                                   (378)
  DAC and DSI (3)                                                                                         3,493
                                                                                               ------------------
    Amounts recognized                                                                                    3,115
Deferred income taxes                                                                                     1,245
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $          (2,337)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

(2) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although we evaluate premium deficiencies on the combined performance of our life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(3) The DAC and DSI adjustment represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2007
Fixed income securities                               $   58,469   $     2,260  $   (1,811)   $             449
Equity securities                                            102             5          (5)                  --
Derivative instruments (1)                                   (32)           --         (32)                 (32)
                                                                                               ------------------
   Unrealized net capital gains and losses, pre-tax                                                         417

Amounts recognized for:
   Insurance reserves                                                                                    (1,059)
   DAC and DSI                                                                                              513
                                                                                               ------------------
     Amounts recognized                                                                                    (546)
Deferred income taxes                                                                                        45
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $             (84)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $(9) million classified as assets and $23 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:


        ($ IN MILLIONS)                                   2008          2007        2006
                                                       -----------  -----------  -----------
        Fixed income securities                       $   (7,139)  $   (1,139)  $     (672)
        Equity securities                                    (24)         (11)           6
        Short-term investments                                 3           --           --
        Derivative instruments                                46          (16)         (10)
                                                       -----------  -----------  -----------
          Total                                           (7,114)      (1,166)        (676)

        Amounts recognized for:
          Insurance reserves                                 681           70          214
          DAC and DSI                                      2,980          467           58
                                                       -----------  -----------  -----------
           Increase in amounts recognized                  3,661          537          272
        Deferred income taxes                              1,200          220          141
                                                       -----------  -----------  -----------
        Change in unrealized net capital gains
          and losses                                  $   (2,253)  $     (409)  $     (263)
                                                       ===========  ===========  ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.


($ IN MILLIONS)                                   LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                          ---------------------------------  ------------------------------------    TOTAL
                                           NUMBER       FAIR    UNREALIZED    NUMBER        FAIR      UNREALIZED   UNREALIZED
                                          OF ISSUES    VALUE      LOSSES     OF ISSUES      VALUE       LOSSES       LOSSES
                                          ---------   --------  -----------  ----------  -----------  -----------  -----------
AT DECEMBER 31, 2008
Fixed income securities
 Municipal                                     400   $  2,460  $     (653)          26  $       199  $      (43)  $     (696)
 Corporate                                   1,282     12,781      (1,779)         446        4,344      (1,776)      (3,555)
 Foreign government                             43        304         (53)           2           13         (12)         (65)
 MBS                                           129        724        (142)          57          233        (121)        (263)
 CMBS                                          289      2,646        (786)         176          901      (1,206)      (1,992)
 ABS                                           141        778        (251)         335        1,666      (1,783)      (2,034)
 Redeemable preferred stock                      3          9          (6)          --           --          --           (6)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287     19,702      (3,670)       1,042        7,356      (4,941)      (8,611)

Equity securities                               39         55         (25)          --           --          --          (25)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              2,326   $ 19,757  $   (3,695)       1,042  $     7,356  $   (4,941)  $   (8,636)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     2,104   $ 18,791  $   (3,343)         906  $     6,757  $   (4,481)  $   (7,824)
Below investment grade fixed income
     securities                                183        911        (327)         136          599        (460)        (787)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287   $ 19,702  $   (3,670)       1,042  $     7,356  $   (4,941)  $   (8,611)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
AT DECEMBER 31, 2007
Fixed income securities
 Municipal                                     132   $    826  $      (30)          24  $       134  $       (9)  $      (39)
 Corporate                                     812      9,437        (474)         322        3,744        (172)        (646)
 Foreign government                             19        167          (3)           1            1          --           (3)
 MBS                                           122      1,145         (31)         433          686         (15)         (46)
 CMBS                                          306      3,074        (345)         133        1,137         (41)        (386)
 ABS                                           438      4,307        (648)          60          510         (42)        (690)
 Redeemable preferred stock                      1         13          (1)          --           --          --           (1)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830     18,969      (1,532)         973        6,212        (279)      (1,811)

Equity securities                                9         64          (5)          --           --          --           (5)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              1,839   $ 19,033  $   (1,537)         973  $     6,212  $     (279)  $   (1,816)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     1,629   $ 17,675  $   (1,396)         929  $     5,882  $     (247)  $   (1,643)
Below investment grade fixed income
  securities                                   201      1,294        (136)          44          330         (32)        (168)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830   $ 18,969  $   (1,532)         973  $     6,212  $     (279)  $   (1,811)
                                          =========   ========   ==========   =========   ==========   ==========   ==========

     As of December 31, 2008, $1.71 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.71 billion, $1.63 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2008, the remaining $6.93 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $6.93 billion, $705 million are related to below investment grade fixed income securities and $22 million are related to equity securities. Of these

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

amounts, $13 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2008. Unrealized losses on below investment grade securities are principally related to rising interest rates or changes in credit spreads. Unrealized losses on equity securities are primarily related to equity market fluctuations. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $6.93 billion of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2008, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2008 and 2007, equity method limited partnership interests totaled $627 million and $485 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2008 and 2007, the Company had write-downs of $13 million and $9 million, respectively, related to equity method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2008 and 2007, the carrying value for cost method limited partnership interests was $560 million and $509 million, respectively, which primarily included limited partnership interests in fund investments. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2008, 2007 and 2006 the Company had write-downs of $53 million, $0.3 million and $0.1 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2008 and 2007 was $159 million and $2 million, respectively. Valuation allowances of $3 million were held at December 31, 2008 reflecting a charge to operations related to impaired mortgage loans. No valuation allowances were held at December 31, 2007 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007 or 2006. Realized capital losses due to changes in intent to hold mortgage loans to maturity totaled $73 million and $28 million for the years ended December 31, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $6 million, $0.2 million and $0.4 million during 2008, 2007 and 2006, respectively. The average balance of impaired loans was $43 million, $3 million and $5 million in 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2008           2007
                                                             ----------     ---------
        California                                                18.3 %        19.7 %
        Delaware                                                   9.3           8.1
        Texas                                                      8.9           9.0
        New York                                                   8.9           9.5
        New Jersey                                                 7.2           7.1
        Virginia                                                   6.0           4.7
        Oregon                                                     5.3           5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008          2007
                                                             ----------     ----------
      California                                                  21.0 %         22.7 %
      Illinois                                                     9.0            8.7
      Texas                                                        7.0            7.3
      Pennsylvania                                                 6.2            5.5
      New Jersey                                                   6.1            5.5
      New York                                                     5.8            5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008           2007
                                                             ----------     ---------
      Office buildings                                            32.5 %        35.3 %
      Retail                                                      24.5          23.1
      Warehouse                                                   22.6          21.3
      Apartment complex                                           15.5          15.8
      Other                                                        4.9           4.5
                                                             ----------     ---------
           Total                                                 100.0 %       100.0 %
                                                             ==========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2008 for loans that were not in foreclosure are as follows:

                                                 NUMBER        CARRYING
                          ($ IN MILLIONS)       OF LOANS        VALUE         PERCENT
                                              ------------   ------------   ----------
                          2009                         81   $        746          7.5 %
                          2010                         94          1,182         11.8
                          2011                        106          1,434         14.3
                          2012                        106          1,321         13.2
                          2013                         82            780          7.8
                          Thereafter                  445          4,549         45.4
                                              ------------   ------------   ----------
                            Total                     914   $     10,012        100.0 %
                                              ============   ============   ==========

     In 2008, $423 million of commercial mortgage loans were contractually due. Of these, 79% were paid as due, 2% were refinanced at prevailing market terms and 18% were extended generally for less than one year. 1% was in the process of foreclosure, and none were foreclosed or in the process of refinancing or restructuring discussions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONCENTRATION OF CREDIT RISK

     At December 31, 2008, other than U.S. government and agencies, the Company's exposure to credit concentration risk to a single issuer and its affiliaties of greater than 10% of shareholder's equity includes the following:


          ($ IN MILLIONS)                                                 PERCENTAGE OF         PERCENTAGE OF
                                                         CARRYING         STOCKHOLDER'S             TOTAL
                                                           VALUE              EQUITY             INVESTMENTS
                                                      ---------------   ------------------   -------------------
          Federal Home Loan Mortgage Corporation
            ("Freddie Mac")
               Fixed income securities               $           61
               Mortgage loans                                    30
               Short-term investments                           199
                                                      ---------------
                 Total Freddie Mac                   $          290             13.1%                  0.5%
                                                      ===============

          Bank of America Corporation
               Fixed income securities               $          283
               Equity securities                                  7
               Derivative instruments                            (2)
                                                      ---------------
                 Total Bank of America
                   Corporation                       $          288             13.0                   0.5
                                                      ===============

          Federal National Mortgage Association
             ("Fannie Mae")
               Fixed income securities               $          267
                                                      ---------------
                 Total Fannie Mae                    $          267             12.1                   0.4
                                                      ===============

          Wells Fargo & Company
               Fixed income securities               $          227
               Derivative instruments                            (1)
                                                      ---------------
                 Total Wells Fargo & Company         $          226             10.2                   0.4
                                                      ===============

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2008 and 2007, fixed income and equity securities with a carrying value of $307 million and $1.70 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $34 million, $11 million and $5 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $1.73 billion and $2.66 billion at December 31, 2008 and 2007, respectively.

     At December 31, 2008, fixed income securities with a carrying value of $66 million were on deposit with regulatory authorities as required by law.

     At December 31, 2008, the carrying value of fixed income securities that were non-income producing was $4 million. No other investments were non-income producing at December 31, 2008.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:



                                       QUOTED PRICES     SIGNIFICANT
                                         IN ACTIVE         OTHER         SIGNIFICANT
                                        MARKETS FOR      OBSERVABLE      UNOBSERVABLE                        BALANCE AS OF
                                     IDENTICAL ASSETS      INPUTS           INPUTS       OTHER VALUATIONS     DECEMBER 31,
($ IN MILLIONS)                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)         AND NETTING          2008
                                     -----------------  -------------  ----------------  -----------------  ----------------
FINANCIAL ASSETS:
Fixed income securities             $            276   $     28,037   $        14,133                      $        42,446
Equity securities                                  1             54                27                                   82
Short-term investments                           342          3,516                --                                3,858
Other investments:
    Free-standing derivatives                     --            605                13                                  618
                                     -----------------  -------------  ----------------                     ----------------
      TOTAL RECURRING BASIS ASSETS               619         32,212            14,173                               47,004
Non-recurring basis                               --             --               244                                  244
Valued at cost, amortized cost or
   using the equity method                                                              $         13,004            13,004
Counterparty and cash collateral
   netting (1)                                                                                      (480)             (480)
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL INVESTMENTS                                619         32,212            14,417             12,524            59,772
                                     -----------------  -------------  ----------------  -----------------  ----------------
Separate account assets                        8,239             --                --                 --             8,239
Other assets                                      (1)            --                 1                 --                --
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL ASSETS              $          8,857   $     32,212   $        14,418   $         12,524   $        68,011
                                     =================  =============  ================  =================  ================
% of Total financial assets                     13.0%          47.4%             21.2%              18.4%            100.0%

FINANCIAL LIABILITIES:
Contractholder funds:
   Derivatives embedded in
      annuity contracts             $             --   $        (37)  $          (265)                     $          (302)
Other liabilities:
   Free-standing derivatives                      --         (1,118)             (106)                              (1,224)
Non-recurring basis                               --             --                --                                   --
Counterparty and cash collateral
    netting (1)                                                                         $            460               460
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL LIABILITIES         $             --   $     (1,155)  $          (371)  $            460   $        (1,066)
                                     =================  =============  ================  =================  ================
% of Total financial liabilities                  --%         108.4%             34.8%            (43.2)%            100.0%

----------
(1) In accordance with FSP FIN 39-1, the Company nets all fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral executed with the same counterparty under a master netting agreement. At December 31, 2008, the right to reclaim cash collateral was offset by securities held, and the obligation to return collateral was $20 million.

     As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Level 1 and Level 2) and unobservable inputs (Level 3). Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and unrealized gains and losses in the quarter of transfer are reflected in the table below. Further, it should be noted that the following table does not take into consideration the effect of offsetting Level 1 and Level 2 financial instruments entered into that economically hedge certain exposures to the Level 3 positions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 financial assets and financial liabilities held at fair value on a recurring basis at December 31, 2008.

                                                 TOTAL REALIZED AND UNREALIZED
                                                   GAINS (LOSSES) INCLUDED IN:
                                                 ------------------------------
                                                                    OCI ON
                                                                  STATEMENT OF     PURCHASES, SALES,
                               BALANCE AS OF         NET           FINANCIAL        ISSUANCES AND
($ IN MILLIONS)               JANUARY 1, 2008     INCOME (1)       POSITION        SETTLEMENTS, NET
                              ----------------   ------------    -------------    ------------------
FINANCIAL ASSETS
Fixed income securities      $         18,830   $     (1,617)   $      (3,029)   $           (2,322)
Equity securities                          61             (3)             (12)                   20
Other investments:
Free-standing derivatives,
  net                                      (6)          (125)              --                    38
                              ----------------   ------------    -------------    ------------------
TOTAL INVESTMENTS                      18,885         (1,745)          (3,041)               (2,264)
Other assets                                2             (1)              --                    --
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $         18,887   $     (1,746)   $      (3,041)   $           (2,264)
                              ================   ============    =============    ==================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $              4   $       (270)   $          --    $                1
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $              4   $       (270)   $          --    $                1
                              ================   ============    =============    ==================

                                                                         TOTAL
                                                                     GAINS (LOSSES)
                                                                      INCLUDED IN
                                    NET                             NET INCOME FOR
                               TRANSFERS IN                           INSTRUMENTS
                                  AND/OR        BALANCE AS OF        STILL HELD AT
                                 (OUT) OF        DECEMBER 31,         DECEMBER 31,
($ IN MILLIONS)                  LEVEL 3            2008                2008 (4)
                              --------------   ---------------     -----------------
FINANCIAL ASSETS
Fixed income securities      $        2,271   $        14,133     $          (1,340)
Equity securities                       (39)               27                    (3)
Other investments:
Free-standing derivatives,
  net                                    --               (93) (2)              (37)
                              --------------   ---------------     -----------------
TOTAL INVESTMENTS                     2,232            14,067  (3)           (1,380)
Other assets                             --                 1                    (1)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $        2,232   $        14,068     $          (1,381)
                              ==============   ===============     =================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $           --   $          (265)    $            (270)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $           --   $          (265)    $            (270)
                              ==============   ===============     =================

----------
(1) The effect to net income of financial assets and financial liabilities totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.83) billion in realized capital gains and losses; $91 million in net investment income; $(6) million in interest credited to contractholder funds; and $(270) million in contract benefits.

(2) Comprises $13 million of financial assets and $(106) million of financial liabilities.

(3) Comprises $14.17 billion of investments and $(106) million of free-standing derivatives included in financial liabilities.

(4) The amounts represent gains and losses included in net income for the period of time that the financial asset or financial liability was determined to be in Level 3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.45) billion in realized capital gains and losses; $75 million in net investment income; $(1) million in interest credited to contractholder funds and $(270) million in contract benefits.

     Presented below are the fair value estimates of financial instruments including those reported at fair value and discussed above and those reported using other methods for which a description of the method to determine fair value appears below the following tables.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2008         DECEMBER 31, 2007
                                                     -----------------------   -----------------------
                                                      CARRYING       FAIR       CARRYING       FAIR
       ($ IN MILLIONS)                                  VALUE        VALUE        VALUE       VALUE
                                                     ----------   ----------   ----------   ----------
       Fixed income securities (1)                  $   42,446   $   42,446   $   58,469   $   58,469
       Equity securities (1)                                82           82          102          102
       Mortgage loans                                   10,012        8,700        9,901        9,804
       Limited partnership interests - cost basis          560          541          509          525
       Short-term investments (1)                        3,858        3,858          386          386
       Bank loans                                          981          675        1,128        1,085
       Free-standing derivatives (1)                       138          138          457          457
       Intercompany notes                                  250          185          200          186
       Separate accounts (1)                             8,239        8,239       14,929       14,929

----------
       (1) Carried at fair value in the Consolidated Statements of Financial Position.

     The fair value of mortgage loans is based on discounted contractual cash flows. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans. The fair value of intercompany notes is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                                          DECEMBER 31, 2008         DECEMBER 31, 2007
                                                      -----------------------   -----------------------
                                                       CARRYING      FAIR        CARRYING     FAIR
  ($ IN MILLIONS)                                        VALUE       VALUE         VALUE      VALUE
                                                      ----------   ----------   ----------  -----------
  Contractholder funds on investment contracts (2)   $   45,989   $   42,484   $   50,445   $   49,117
  Surplus notes due to related parties                      650          566          200          189
  Liability for collateral (1)                              340          340        1,817        1,817
  Free-standing derivatives (1)                             744          744          292          292

----------
  (1)  Carried at fair value in the Consolidated Statements of Financial
       Position.

  (2) As of December 31, 2008 and 2007, contractholder funds on investment contracts exclude contractholder funds related to interest-sensitive life insurance, variable annuities and variable life insurance totaling $10.79 billion and $10.02 billion, respectively.

     Beginning in 2008, the fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. In 2007, the fair value of investment contracts was based on the terms of the underlying contracts. Fixed annuities were valued at the account balance less surrender charges. Immediate annuities without life contingencies and fixed rate funding agreements were valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximated the carrying value. Market value adjusted annuities' fair value was estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximated the carrying value since the embedded equity options are carried at fair value.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     The Company uses derivatives to partially mitigate potential adverse impacts from future increases in credit spreads. Credit default swaps are used to mitigate the credit spread risk within the Company's fixed income portfolio.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained within specific ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value valuation techniques are described in Note 2. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2008, the Company pledged $28 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for free-standing derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                                     CARRYING VALUE
                                                    --------------------------------------------------
                                                            ASSETS                (LIABILITIES)
                                                    -----------------------   ------------------------
          ($ IN MILLIONS)                              2008         2007         2008         2007
                                                    ----------   ----------   ----------    ----------
          Fixed income securities                  $      222   $      612   $       --    $       --
          Other investments                               138          444           --            --
          Other assets                                      3            2           --            --
          Contractholder funds                             --           --         (302)         (119)
          Other liabilities and accrued expenses           --           --         (744)         (292)
                                                    ----------   ----------   ----------    ----------
            Total                                  $      363   $    1,058   $   (1,046)   $     (411)
                                                    ==========   ==========   ==========    ==========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $16 million and $(32) million at December 31, 2008 and 2007, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $48 million, $(16) million and $(10) million in 2008, 2007 and 2006, respectively. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $(1) million in 2009.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                               CARRYING VALUE
                                                         NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                           AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                     --------------  --------------   --------------   --------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                     $      10,354   $        (799)   $          22    $        (821)
   Financial futures contracts and options                   4,359              (1)              --               (1)
   Interest rate cap and floor agreements                    5,688             (35)               2              (37)
                                                     --------------  --------------   --------------   --------------
      Total interest rate contracts                         20,401            (835)              24             (859)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                  5,056              49               97              (48)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                          1,233             222                9              213
   Foreign currency forwards and options                        10              --               --               --
                                                     --------------  --------------   --------------   --------------
      Total foreign currency contracts                       1,243             222                9              213

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                   517             (73)              (1)             (72)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                            985            (147)              --             (147)
   Guaranteed withdrawal benefits                              744            (119)              --             (119)
   Conversion options in fixed income securities               378              90               90               --
   Equity-indexed call options in fixed income
     securities                                                800             132              132               --
   Equity-indexed call options in fixed income
     securities                                              4,150             (37)              --              (37)
   Other embedded derivative financial instruments             135               1               --                1
                                                     --------------  --------------   --------------   --------------
      Total embedded derivative financial                    7,192             (80)             222             (302)
      instruments

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection                  1,145              31                9               22
   Other                                                        81               3                3               --
                                                     --------------  --------------   --------------   --------------
     Total other derivative instruments                      1,226              34               12               22
                                                     --------------  --------------   --------------   --------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $      35,635   $        (683)   $         363    $      (1,046)
                                                     ==============  ==============   ==============   ==============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007:

                                                                                                         CARRYING VALUE
                                                                   NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                                     AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                                -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                                 $    14,886     $      (297)     $      (117)     $      (180)
   Financial futures contracts and options                               710               2                2               --
   Interest rate cap and floor agreements                             13,760               5                5               --
                                                                -------------   -------------    -------------    -------------
   Total interest rate contracts                                      29,356            (290)            (110)            (180)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                            6,057             106              176              (70)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                                    1,493             361              388              (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                             631             (23)             (10)             (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                                    1,592              --               --               --
   Guaranteed withdrawal benefits                                      1,216              --               --               --
   Conversion options in fixed income securities                         559             190              190               --
   Equity-indexed call options in fixed income securities                800             422              422               --
   Equity-indexed and forward starting options in life
     and annuity product contracts                                     3,934            (123)              --             (123)
   Other embedded derivative financial instruments                       154               2               --                2
                                                                -------------   -------------    -------------    -------------
     Total embedded derivative financial instruments                   8,255             491              612             (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Other                                                                  87               2                2               --
                                                                -------------   -------------    -------------    -------------
     Total other derivative financial instruments                         87               2                2               --
                                                                -------------   -------------    -------------    -------------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                           $    45,879     $       647      $     1,058      $      (411)
                                                                =============   =============    =============    =============

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2008, counterparties pledged $20 million in cash collateral to the Company, and the Company pledged $544 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of free-standing derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2008                                                   2007
                ----------------------------------------------------  -------------------------------------------------------
                Number of                               Exposure,      Number of                                Exposure,
                 Counter-    Notional     Credit          net of        Counter-      Notional     Credit         net of
 RATING (1)      parties      amount    exposure (2)  collateral (2)    parties        amount   exposure (2)   collateral (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
   AAA                  1    $     84     $       --     $       --             1     $   228    $       --    $         --

   AA+                 --          --             --             --             1       2,016             3               3
   AA                  --          --             --             --             7      11,652            65               8
   AA-                  3       6,539              5              5             4       5,532            11               1
   A+                   5       6,195              8              8             3      11,398           187              --
   A                    4       6,001             35             15            --          --            --              --
   A-                   1         216             25             25            --          --            --              --
                ----------  ----------   ------------  -------------  ------------   ---------  ------------  ---------------
   Total               14    $ 19,035     $       73     $       53            16     $30,826    $      266    $          12
                ==========  ==========   ============  =============  ============   =========  ============  ===============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. Credit risk includes both default risk and market value exposure due to spread widening. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                                NOTIONAL AMOUNT
                                      CREDIT RATING UNDERLYING NOTIONAL
                             ---------------------------------------------------
                                                                    BB AND              FAIR
($ IN MILLIONS)                AAA       AA        A       BBB      LOWER    TOTAL      VALUE
                             ------    ------   ------    ------    ------   ------    -------
SINGLE NAME
   Investment grade
      corporate debt        $   10    $   --   $  115    $   91     $  --   $  216    $  (10)
   High yield debt              --        --       --        --         6        6        (3)
   Municipal                    --        25       --        --        --       25       (11)
   Sovereign                    --        --       --        20         5       25        (1)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  10        25      115       111        11      272       (25)
FIRST-TO-DEFAULT
   Investment grade
      corporate debt            --        --       30        60        --       90        (5)
   Municipal                    --       120       35        --        --      155       (43)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  --       120       65        60        --      245       (48)
                             ------    ------   ------    ------    ------   ------    -------
TOTAL                       $   10    $  145   $  180    $  171     $  11   $  517    $  (73)
                             ======    ======   ======    ======    ======   ======    =======

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With FTD baskets, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, while in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                        2008                          2007
                                              ---------------------------   ---------------------------
                                              CONTRACTUAL       FAIR        CONTRACTUAL       FAIR
($ IN MILLIONS)                                 AMOUNT          VALUE          AMOUNT         VALUE
                                              ------------   ------------   ------------   ------------
Commitments to invest in limited
    partnership interests                    $      1,075   $         --   $      1,198   $         --
Commitments to invest - other                           2             --             12             --
Commitments to extend mortgage loans                    3             --            326              3
Private placement commitments                          --             --             30             --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

investment securities and cash totaling $400 million and liabilities primarily consisting of long-term debt totaling $378 million at December 31, 2008. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was $7 million at December 31, 2008.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

       ($ IN MILLIONS)                                                 2008           2007
                                                                   ------------   -----------
       Immediate fixed annuities:
         Structured settlement annuities                          $      6,628   $     7,094
         Other immediate fixed annuities                                 2,101         2,253
       Traditional life insurance                                        2,538         2,397
       Other                                                               989           854
                                                                   ------------   -----------
           Total reserve for life-contingent contract benefits    $     12,256   $    12,598
                                                                   ============   ===========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                          INTEREST              ESTIMATION
             PRODUCT                                 MORTALITY                              RATE                  METHOD
---------------------------------- ------------------------------------------------ ------------------ ---------------------------
Structured settlement annuities    U.S. population with projected calendar year     Interest rate      Present value of
                                   improvements; mortality rates adjusted for each  assumptions range  contractually specified
                                   impaired life based on reduction in life         from 2.9% to 11.7% future benefits
                                   expectancy

Other immediate fixed annuities    1983 group annuity mortality table; 1983         Interest rate      Present value of expected
                                   individual annuity mortality table;  Annuity     assumptions range  future benefits based on
                                   2000 mortality table with internal modifications from 1.6% to 11.5% historical experience

Traditional life insurance         Actual company experience plus loading           Interest rate      Net level premium reserve
                                                                                    assumptions range  method using the Company's
                                                                                    from 4.0% to 11.3% withdrawal experience rates
 Other:
     Variable annuity guaranteed   100% of Annuity 2000 mortality table             Interest rate      Projected benefit ratio
       minimum death benefits (1)                                                   assumptions range  applied to cumulative
                                                                                    from 5.3% to 5.9%  assessments

     Accident and health           Actual company experience plus loading                              Unearned premium;
                                                                                                       additional contract
                                                                                                       reserves for traditional
                                                                                                       life insurance

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million and $1.06 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008 and 2007, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, contractholder funds consist of the following:

        ($ IN MILLIONS)                                                        2008             2007
                                                                           -------------    -------------
        Interest-sensitive life insurance                                 $       9,308    $       8,896
        Investment contracts:
          Fixed annuities                                                        37,625           38,100
          Funding agreements backing medium-term notes                            9,314           13,375
          Other investment contracts                                                533               93
                                                                           -------------    -------------
            Total contractholder funds                                    $      56,780    $      60,464
                                                                           =============    =============

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
-----------------------------------  ----------------------------------- --------------------------------------------------
Interest-sensitive life insurance     Interest rates credited range       Either a percentage of account balance or
                                      from 2.0% to 6.0%                   dollar amount grading off generally over 20
                                                                          years

Fixed annuities                       Interest rates credited range       Either a declining or a level percentage charge
                                      from 1.3% to 11.5% for immediate    generally over nine years or less.
                                      annuities and 0% to 16.0% for       Additionally, approximately 28.4% of fixed
                                      other fixed annuities (which        annuities are subject to market value
                                      include equity-indexed annuities    adjustment for discretionary withdrawals
                                      whose returns are indexed to the
                                      S&P 500)

Funding agreements backing            Interest rates credited range       Not applicable
medium-term notes                     from 0.5% to 6.5% (excluding
                                      currency-swapped medium-term
                                      notes)

Other investment contracts:
Variable guaranteed minimum           Interest rates used in              Withdrawal and surrender charges are based on
    income, accumulation and          establishing reserves range from    the terms of the related interest-sensitive
    withdrawal benefits (1) and       1.8% to 10.3%                       life insurance or fixed annuity contract
    secondary guarantees on
    interest-sensitive life
    insurance and fixed annuities

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

       ($ IN MILLIONS)                                                 2008           2007
                                                                     -----------   -----------
       Balance, beginning of year                                  $    60,464   $    60,565
          Deposits                                                       9,286         7,960
          Interest credited                                              2,350         2,635
          Benefits                                                      (1,701)       (1,656)
          Surrenders and partial withdrawals                            (4,329)       (4,928)
          Maturities of institutional products                          (8,599)       (3,165)
          Net transfers from separate accounts                              19            13
          Contract charges                                                (819)         (751)
          Fair value hedge adjustments for institutional products          (56)           34
          Other adjustments                                                165          (243)
                                                                     -----------   -----------
       Balance, end of year                                        $    56,780   $    60,464
                                                                     ===========   ===========

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in
Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.07 billion and $13.32 billion of equity, fixed income and balanced mutual funds and $730 million and $661 million of money market mutual funds at December 31, 2008 and 2007, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                    DECEMBER 31,
                                                                                 ---------------------------
                                                                                     2008             2007
                                                                                 ------------   ------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $      7,802   $     13,939
        Net amount at risk (1)                                                  $      3,971   $        956
        Average attained age of contractholders                                     64 years       66 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $      1,846   $      3,394
        Net amount at risk (2)                                                  $      1,459   $        144
        Weighted average waiting period until annuitization options available        4 years        3 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $        718   $      1,218
        Net amount at risk (3)                                                  $        159   $          4

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $        984   $      1,587
        Net amount at risk (4)                                                  $        223   $         --
        Weighted average waiting period until guarantee date                         9 years       10 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                                                                      LIABILITY FOR
                                         LIABILITY FOR                                 GUARANTEES
                                           GUARANTEES           LIABILITY FOR          RELATED TO
                                        RELATED TO DEATH          GUARANTEES          ACCUMULATION
                                          BENEFITS AND            RELATED TO              AND
                                       INTEREST-SENSITIVE          INCOME              WITHDRAWAL
($ IN MILLIONS)                           LIFE PRODUCTS           BENEFITS              BENEFITS            TOTAL
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2006 (1)     $                114    $               47    $              (8)   $       153
  Less reinsurance recoverables                        96                    23                   (8)           111
                                      ---------------------   -------------------   ------------------   ------------
Net balance at December 31, 2006                       18                    24                   --             42
Incurred guaranteed benefits                            7                    (5)                  --              2
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                            6                    (5)                  --              1
Net balance at December 31, 2007                       24                    19                   --             43
  Plus reinsurance recoverables                       121                    26                   --            147
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2007 (2)     $                145    $               45    $              --    $       190
                                      =====================   ===================   ==================   ============
  Less reinsurance recoverables                      (121)                  (26)                  --           (147)
Net balance at December 31, 2007                       24                    19                   --             43
Incurred guaranteed benefits                           11                    --                   --             11
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                           10                    --                   --             10
Net balance at December 31, 2008                       34                    19                   --             53
  Plus reinsurance recoverables                        81                   200                  266            547
                                      ---------------------   -------------------   ------------------   ------------
Balance, December 31, 2008(3)        $                115    $              219    $             266    $       600
                                      =====================   ===================   ==================   ============

----------
     (1) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(7) million, variable annuity withdrawal benefits of $(1) million and other guarantees of $52 million.
     (2) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.
     (3) Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.57 billion and $1.26 billion at December 31, 2008 and 2007, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2008, premiums and contract charges of $238

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2006, premiums and contract charges of $170 million, contract benefits of $29 million, interest credited to contractholder funds of $35 million, and operating costs and expenses of $64 million were ceded to Prudential pursuant to the Reinsurance Agreements. In addition, as of December 31, 2008 and 2007, the Company had reinsurance recoverables of $181 million and $166 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2008, the gross life insurance in force was $528.22 billion of which $249.64 billion was ceded to unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                         $      2,275    $      2,342    $      2,326
Assumed
   Affiliate                                                             70              16              16
   Non-affiliate                                                         25              26              30
Ceded--non-affiliate                                                   (874)           (940)           (787)
                                                                -------------   -------------   -------------
     Premiums and contract charges, net of reinsurance         $      1,496    $      1,444    $      1,585
                                                                =============   =============   =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
CONTRACT BENEFITS
Direct                                                         $      2,428    $      1,973    $      1,886
Assumed
   Affiliate                                                             42              10              11
   Non-affiliate                                                         26              27              23
Ceded--non-affiliate                                                 (1,099)           (646)           (548)
                                                                -------------   -------------   -------------
     Contract benefits, net of reinsurance                     $      1,397    $      1,364    $      1,372
                                                                =============   =============   =============

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                         $      2,373    $      2,644    $      2,534
Assumed
   Affiliate                                                             11              13              24
   Non-affiliate                                                         15              18              26
Ceded--non-affiliate                                                    (43)            (47)            (41)
                                                                -------------   -------------   -------------
     Interest credited to contractholder funds, net of
        reinsurance                                            $      2,356    $      2,628    $      2,534
                                                                =============   =============   =============

Reinsurance recoverables at December 31 are summarized in the following table.

                                                     REINSURANCE RECOVERABLE ON
               ($ IN MILLIONS)                        PAID AND UNPAID BENEFITS
                                                    ---------------------------
                                                        2008           2007
                                                    ------------   ------------
               Annuities                           $      1,734   $      1,423
               Life insurance                             1,465          1,365
               Long-term care                               630            526
               Other                                         94             96
                                                    ------------   ------------
               Total                               $      3,923   $      3,410
                                                    ============   ============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, 2008 and 2007, approximately 93% and 88%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                      2008            2007            2006
                                                 -------------   -------------   -------------
Balance, beginning of year                      $      3,905    $      3,485    $      3,948
Reinsurance assumed (1)                                   32              --              --
Impact of adoption of SOP 05-1 (2)                        --             (11)             --
Disposition of operation (3)                              --              --            (726)
Acquisition costs deferred                               596             547             742
Amortization charged to income                          (643)           (518)           (538)
Effect of unrealized gains and losses                  2,811             402              59
                                                 -------------   -------------   -------------
Balance, end of year                            $      6,701    $      3,905    $      3,485
                                                 =============   =============   =============

----------
(1) In 2008, DAC increased as a result of a reinsurance transaction with AHL (see Note 5).
(2) The adoption of SOP 05-1 resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see Note 2).
(3) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net accretion of DAC amortization related to realized capital gains and losses was $515 million, $17 million and $50 million in 2008, 2007 and 2006, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

     ($ IN MILLIONS)                                      2008            2007            2006
                                                      -------------   -------------   -------------
     Balance, beginning of year                      $        295    $        225    $        237
     Impact of adoption of SOP 05-1 (1)                        --              (2)             --
     Disposition of operation (2)                              --              --             (70)
     Sales inducements deferred                                47              64             105
     Amortization charged to income                           (53)            (57)            (48)
     Effect of unrealized gains and losses                    164              65               1
                                                      -------------   -------------   -------------
     Balance, end of year                            $        453    $        295    $        225
                                                      =============   =============   =============

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see
          Note 2).
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has been declared financially insolvent by a court of competent jurisdiction and, in certain states, there is also a final order of liquidation, and the amount of loss is reasonably estimable. As of December 31, 2008 and 2007, the liability balance included in other liabilities and accrued expenses was $30 million and $21 million, respectively. The related premium tax offsets included in other assets were $29 million and $21 million as of December 31, 2008 and 2007, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

rehabilitation plan and may only be able to meet future obligations of its annuity contracts for the next fifteen years. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The shortfall was estimated by the Bureau to be $1.27 billion at October 29, 2008.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's New York market share was approximately 4.1% in 2007 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment was $195 million at December 31, 2008. The obligations associated with these fixed income securities expire at various dates during the next six years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2008.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies", when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       to support the rehire policy. AIC's interlocutory appeal from the partial summary judgment was granted. In June 2008, the Eighth Circuit Court of Appeals affirmed summary judgment in the EEOC's favor. In September 2008, the Court of Appeals granted AIC's petition for rehearing EN BANC and vacated its earlier decision affirming the trial court's grant of summary judgment in favor of the EEOC. The Court of Appeals then dismissed the appeal, determining that it lacked jurisdiction to consider the appeal at this stage in the litigation.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. Plaintiffs allege that they were constructively discharged so that AIC could avoid paying ERISA and other benefits offered under the reorganization. They claim that the constructive discharge resulted from the implementation of agency standards, including mandatory office hours and a requirement to have licensed staff available during business hours. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC's motions for judgment on the pleadings were partially granted. In May 2008, the court granted summary judgment in AIC's favor on all class claims. Plaintiffs moved for reconsideration and in the alternative to decertify the class. AIC opposed this motion and filed a motion for summary judgment with respect to the remaining non-class claim. In August 2008, the court denied plaintiffs' motion to reconsider and to decertify the class. In February 2009, plaintiffs moved to dismiss the sole remaining claim with prejudice which the court promptly granted ending this litigation in the trial court.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2005 and 2006 federal income tax returns. The statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2008 or 2007 or January 1, 2007, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

     ($ IN MILLIONS)                                      2008            2007
                                                      ------------    ------------
     DEFERRED ASSETS
     Life and annuity reserves                       $        306    $        588
     Unrealized net capital losses                          1,254              45
     Difference in tax bases of investments                   381              23
     Net operating loss carryforward                          208              --
     Other assets                                              43              39
                                                      ------------    ------------
         Total deferred assets                              2,192             695
     Valuation allowance                                       (9)             --
                                                      ------------    ------------
          Net deferred assets                               2,183             695
     DEFERRED LIABILITIES
     DAC                                                     (790)           (787)
     Other liabilities                                        (11)             (9)
                                                      ------------    ------------
         Total deferred liabilities                          (801)           (796)
                                                      ------------    ------------
              Net deferred asset (liability)         $      1,382    $       (101)
                                                      ============    ============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowance, will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be able to be fully utilized. The valuation allowance for deferred tax assets increased by $9 million in 2008.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

     ($ IN MILLIONS)                                       2008            2007            2006
                                                       ------------    ------------   ------------
     Current                                          $       (640)   $        111   $        136
     Deferred (including $208 million tax benefit of
       operating loss carryforward in 2008)                   (306)             69             60
                                                       ------------    ------------   ------------
     Total income tax (benefit) expense               $       (946)   $        180   $        196
                                                       ============    ============   ============

     As of December 31, 2008, the Company has a net operating loss carryforward of approximately $593 million, which will be available to offset future taxable income. This carryforward will expire at the end of 2023.

     The Company received an income tax refund of $118 million in 2008. The Company paid income taxes of $68 million and $317 million in 2007 and 2006, respectively. The Company had a current income tax receivable of $529 million and $6 million at December 31, 2008 and 2007, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                                  2008            2007            2006
                                                              ------------    ------------    -----------
     Statutory federal income tax rate - (benefit) expense          (35.0) %         35.0  %        35.0  %
     Dividends received deduction                                    (0.5)           (2.7)          (2.7)
     Tax credits                                                     (0.2)           (2.3)          (0.5)
     Other                                                           (0.2)            0.4           (0.5)
                                                              ------------    ------------    -----------
       Effective income tax rate - (benefit) expense                (35.9) %         30.4  %        31.3  %
                                                              ============    ============    ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2008 and 2007 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 5 to the consolidated financial statements. The Company paid $13 million, $21 million and $13 million of interest on debt in 2008, 2007 and 2006, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

      Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2008, 2007 and 2006 was $(1.98) billion, $172 million and $252 million, respectively. Statutory capital and surplus was $3.25 billion and $2.62 billion as of December 31, 2008 and 2007, respectively.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice would have increased statutory capital and surplus by $394 million as of October 1, 2008. On a pro-forma basis, this accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed. The increase from October 1, 2008 was primarily the result of decreases in the fair value of the investments, while the reserve balances were comparable.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to admit deferred tax assets that are expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that are expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed. Admitted statutory-basis deferred tax assets totaled $421 million or 52% of the gross deferred tax assets before non-admission limitations.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. Notification and approval of intercompany lending activities is also required by the Illinois Division of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid no dividends in 2008 and paid dividends of $725 million in 2007. The 2007 dividends were in excess of the $336 million that was allowed under Illinois insurance law based on the 2006 formula amount. ALIC received approval from the IL DOI for the portion of the 2007 dividends in excess of this amount. Based on ALIC's statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

approval at a given point in time during 2009 is $325 million, less dividends paid during the preceding twelve months measured at that point in time. This value is further limited by the amount of unassigned funds at that point in time. As of December 31, 2008, ALIC's unassigned funds was $136 million.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2008, 2007 and 2006 was $16 million, $24 million and $37 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $4 million, $6 million and $7 million for postretirement benefits other than pension plans in 2008, 2007 and 2006, respectively.

ALLSTATE 401(k) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The Company's allocation of profit sharing expense from the Corporation was $6 million, $12 million and $13 million in 2008, 2007 and 2006, respectively.

16.  OTHER COMPREHENSIVE LOSS

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                          2008                               2007                                2006
                             ---------------------------------- -------------------------------    -------------------------------
                               PRE-                   AFTER-      PRE-                  AFTER-       PRE-                  AFTER-
                               TAX         TAX         TAX        TAX         TAX        TAX         TAX         TAX        TAX
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net
    holding losses
    arising during
    the period, net
    of related offsets      $ (5,525)   $  1,925   $ (3,600)   $   (492)   $    172   $   (320)   $   (493)   $    172   $   (321)
Less: reclassification
    adjustment of
    realized capital
    gains and losses          (2,072)        725     (1,347)        137         (48)        89         (89)         31        (58)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net capital
    gains and losses          (3,453)      1,200     (2,253)       (629)        220       (409)       (404)        141       (263)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Other comprehensive loss    $ (3,453)   $  1,200   $ (2,253)   $   (629)   $    220   $   (409)   $   (404)   $    141   $   (263)
                             ========    ========   ========    ========    ========   ========    ========    ========   ========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  QUARTERLY RESULTS (UNAUDITED)

                         FIRST QUARTER          SECOND QUARTER        THIRD QUARTER          FOURTH QUARTER
                     --------------------   --------------------   --------------------   --------------------
($ IN MILLIONS)        2008        2007       2008         2007      2008        2007        2008        2007
                     --------    --------   --------    --------   --------    --------   --------    --------
Revenues            $    916    $  1,435   $    362    $  1,509   $    710    $  1,274   $    176    $  1,234
Net (loss) income       (115)        149       (368)        187       (184)         56     (1,023)         20

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial Statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account"), are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 registration statement (File
        No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114560) dated April 16, 2004.)

(2)     Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (Formerly known as Allstate Life Financial Services, Inc.)(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Depositor's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Plus Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 9, 1999.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 4 to Depositor's Form N-4 registration statement (File No. 333-96115) dated February 2, 2001.)

(4)(c) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 30, 2002.)

(4)(d) Form of Amendatory Endorsement to add 5 and 7 Year Guarantee Periods to Standard Fixed Account (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Plus Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(f)  Form of Putnam Allstate Advisor Plus Contract--non-MVA version (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(g) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No.8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(h) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No.8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(i) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(j) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(k) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(l) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(m) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(n)  Form of Amendatory Endorsement for Charitable Remainder Trust (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(o) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(p) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(q) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to the Post-Effective Amendment #13 to Depositor's Form N-4 registration statement (File No. 333-96115) dated December 19, 2003.)

(4)(r) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(4)(t) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File
        No. 333-114560) dated December 29, 2004.)

(4)(u) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(4)(v) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(5)(a) Form of Putnam Allstate Advisor Plus application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 9, 1999.)

(5)(b)  Form of Application for Putnam Allstate Advisor Plus Contracts (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to the Post-Effective Amendment No. 13 to Depositor's Form N-4 registration statement (File No. 333-96115) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114560) dated April 25, 2005.)

(5)(g) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 19, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 registration statement (File No. 333-96115) dated February 3, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-96115) dated February 3, 2000.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 4 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated September 23, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated April 22, 2003.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 13 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated December 19, 2003).

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(9)(k) Opinion of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary regarding the legality of the securities being registered. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99) Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David Andrew Bird                       Director and Senior Vice President

Michael B. Boyle                        Director and Senior Vice President

Don Civgin                              Director

Frederick F. Cripe                      Director and Executive Vice President

Judith P. Greffin                       Director, Senior Vice President and
                                        Chief Investment Officer

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

John Carl Lounds                        Director and Senior Vice President

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

George E. Ruebenson                     Director, President and Chief
                                        Executive Officer

Thomas Joseph Wilson, II                Director and Chairman of the Board

J. Eric Smith                           Senior Vice President

Samuel Henry Pilch                      Group Vice President and Controller

Matthew S. Easley                       Vice President

Mary Jovita McGinn                      Vice President and Assistant Secretary

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     ---------------------------------------
Steven C. Verney                        Treasurer

Charles Calvin Baggs                    Assistant Vice President

Darryl L. Baltimore                     Assistant Vice President

James Baumstark                         Assistant Vice President

Laura J. Clark                          Assistant Vice President

Errol Cramer                            Assistant Vice President and Appointed
                                        Actuary

Lawrence William Dahl                   Assistant Vice President

Sam DeFrank                             Assistant Vice President - Tax Counsel

Sarah R. Donahue                        Assistant Vice President

Michael Downing                         Assistant Vice President

Karen C. Duffy                          Assistant Vice President and Assistant
                                        Treasurer

Lisa J. Flanary                         Assistant Vice President

Michael H. Haney                        Assistant Vice President

Keith A. Hauschildt                     Assistant Vice President

Atif (A.J.) Ijaz                        Assistant Vice President

Joseph P. Rath                          Assistant Vice President, Assistant
                                        General Counsel and Assistant Secretary

Mario Rizzo                             Assistant Vice President and Assistant
                                        Treasurer

Mary Springberg                         Assistant Vice President

Robert E. Transon                       Assistant Vice President

Timothy Nicholas Vander Pas             Assistant Vice President

Dean M. Way                             Assistant Vice President and
                                        Illustration Actuary

Richard Zaharias                        Assistant Vice President

Doris J. Bryant                         Assistant Secretary

Paul N. Kierig                          Assistant Secretary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 26, 2009 (File#001-11840).

27.NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Plus Contracts:

As of February 28, 2009, there were 4,763 contracts.

Allstate Advisor Plus Contracts:

As of February 28, 2009, there were 5,105 contracts.

28.INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.
Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

29B. PRINCIPAL UNDERWRITEER

The directors and officers of Allstate Distributors, the principal underwriter for the Separate Account are as follows:

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Lisa J. Flanary                         Manager
 Susan L. Lees                           Manager and Assistant Secretary
 Timothy N. Vander Pas                   Manager, Chairman of the Board and
                                         President
 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer
 Joseph Patrick Rath                     Vice President, General Counsel and
                                         Secretary
 William D. Webb                         Treasurer
 Dana Goldstein                          Chief Compliance Officer
 Mary Jovita McGinn                      Assistant Secretary
 Karen C. Duffy                          Assistant Treasurer
 Mario Rizzo                             Assistant Treasurer
 Steven Carl Verney                      Assistant Treasurer

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook Illinois

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

Allstate Distributors

None

30.LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None.

32.UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34.REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contract includes innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 24th day of April, 2009.


                                      ALLSTATE FINANCIAL ADVISORS
                                           SEPARATE ACCOUNT I
                                              (REGISTRANT)

                                    ALLSTATE LIFE INSURANCE COMPANY
                                              (DEPOSITOR)

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 24th day of April, 2009.


*/DAVID A. BIRD        Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE     Director and Senior Vice President
----------------------
Michael B. Boyle

*/DON CIVGIN           Director
----------------------
Don Civgin

*/FREDERICK F. CRIPE   Director and Executive Vice President
----------------------
Frederick F. Cripe

*/JUDITH P. GREFFIN    Director, Senior Vice President and Chief Investment
---------------------- Officer
Judith P. Greffin

/s/ SUSAN L. LEES      Director, Senior Vice President, General Counsel and
---------------------- Secretary
Susan L. Lees

*/JOHN C. LOUNDS       Director and Senior Vice President
----------------------
John C. Lounds

*/SAMUEL H. PILCH      Group Vice President and Controller
----------------------
Samuel H. Pilch

*/JOHN C. PINTOZZI     Director, Senior Vice President and Chief Financial
---------------------- Officer
John C. Pintozzi

*/GEORGE E. REUBENSON  Director, President and Chief Executive Officer
----------------------
George E. Reubenson

*/THOMAS J. WILSON     Director and Chairman of the Board
----------------------
Thomas J. Wilson

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------

   9(k) Opinion of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary regarding the legality of the securities being registered.

    10       Consent of Independent Registered Public Accounting Firm

    99 Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II